UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2013 through August 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Municipal Bond Funds

August 31, 2013 (Unaudited)

JPMorgan Arizona Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

JPMorgan Municipal Income Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 30, 2013 (Unaudited)

Dear Shareholder:

While market volatility was elevated at times, developed market equities, in aggregate, posted strong returns for the six months ended August 31, 2013. For much of the period, stocks were supported by solid corporate earnings and robust demand from investors looking to generate higher returns in the low interest rate environment. Despite signaling a potential policy shift, the U.S. Federal Reserve (“Fed”) continued to pursue its highly accommodative policies in an attempt to lower unemployment and spur the economy. Central banks overseas also did their part to support their economies. The European Central Bank (“ECB”) remained committed to preserving the euro, as it cut rates and introduced new programs designed to aid struggling euro zone members. Elsewhere, the Bank of Japan embarked on a major asset purchase program as a new pro-growth government came into power late in 2012.

“Despite signaling a potential policy shift, the U.S. Federal Reserve continued to pursue its highly accommodative policies.”

Positive investor sentiment was interrupted, however, in June 2013 when Fed Chairman Bernanke indicated that the central bank may begin to “taper” its asset purchase program later this year. This triggered a sharp decline in global equities, although they quickly regained their footing and rallied sharply in July. The market again declined in August, however, given uncertainties surrounding Fed policy and potential military action in Syria. Despite these periodic setbacks, U.S. stocks rose sharply during the six months ended August 31, 2013. Overseas, developed international stocks produced more modest gains, while emerging market equities performed poorly given concerns regarding China’s economy and rising U.S. interest rates.

U.S. Treasury Yields Rise Sharply

Talk of Fed tapering negatively impacted the fixed income markets. While U.S. Treasury security yields continue to be low from a historical perspective, they ended the period sharply higher than when the reporting period began. The yield for 10-year U.S. Treasury securities ended August 31, 2013 at

2.78%, while the yields for 2- and 30-year U.S. Treasury

securities finished the reporting period at 0.39% and 3.70%, respectively. Amid the rising interest rate environment, the overall U.S. fixed income market generated a negative return for the reporting period. High yield bonds (also known as junk bonds), in contrast, posted a modest gain, whereas emerging market debt securities fell sharply.

Diversification and a Long-term Focus Remain Paramount

While the global economy is far from robust, it is still on a growth path. While the Fed chose to delay the tapering of its asset purchase program at its mid-September meeting (after the reporting period ended), the expansion in the U.S. appears to be sustainable. In addition, recent data shows that Europe has emerged from its lengthy recession. Elsewhere, pro-growth initiatives in Japan have thus far yielded positive results. While growth in China has moderated, we believe the government has the tools at its disposal to avoid a “hard landing.”

We are encouraged by the stock market’s resiliency in the face of recent volatility. In addition, there have been signs that equity market correlations are decreasing, which could create a more favorable environment for active managers. Also, given the recent sell-off in the bond market, valuations in a number of fixed income sectors have become more attractive.

As recent market volatility has demonstrated, it is critically important to have a diversified investment portfolio that is allocated among a number of asset classes. Maintaining a long-term focus for your investment portfolio is also key, as market volatility can be elevated at times given the uncertain economic and geopolitical environment.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	1

J.P. Morgan Municipal Bond Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

The fixed income market experienced periods of heightened volatility during the six-month reporting period ended August 31, 2013. This was triggered by a number of factors, including uncertainties surrounding future Federal Reserve Board (“Fed”) monetary policy, mixed economic data, geopolitical issues and several periods of investor risk aversion. The spread sectors (non-U.S. Treasury securities) initially performed well, as investors sought to generate incremental yield in the low interest rate environment. However, as the reporting period progressed, the spread sectors, along with U.S. government securities, performed poorly. This change in direction began in May, as Fed Chairman Bernanke said that the central bank may begin to taper its asset purchase program later this year. This caused U.S. Treasury yields to move sharply higher and negatively impacted the overall fixed income market (Treasury yields and bond prices generally move in the opposite direction).

The municipal bond market also generated weak results for the reporting period. After posting a positive return for the first two months of the period, municipal bond prices declined during each of the next four months. In addition to the negative impact from rising Treasury yields, investor demand significantly weakened given a number of high-profile issues, including the city of Detroit filing for bankruptcy protection. Lower-quality and longer-term tax-free fixed income securities generated the weakest results during the six-month period.

2	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

JPMorgan Arizona Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-3.37%
Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	-3.55%

Net Assets as of 8/31/2013 (In Thousands)	$83,054
Duration as of 8/31/2013.	5.3 years

INVESTMENT OBJECTIVE**

The JPMorgan Arizona Municipal Bond Fund (the “Fund”) seeks current income exempt from federal income tax and Arizona personal income tax, consistent with the preservation of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the Fund, which posted a negative absolute return. However, the Fund modestly outperformed the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”) for the reporting period. The Fund’s shorter duration versus that of the Benchmark helped its relative performance given the rise in interest rates during the period. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund was underweight versus the Benchmark in the 12-to-17-year portion of the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). This underweight positioning contributed to the Fund’s relative performance as bonds with 12-to-17-year maturities were the weakest performing bonds in the Benchmark. Also contributing to the Fund’s relative performance was its security selection in pre-refunded bonds (bonds that are secured with U.S. government securities). Elsewhere, the Fund’s security selection among BBB-rated bonds was additive to relative return.

The Fund’s overweight versus the Benchmark in the revenue bond sector detracted from relative performance as revenue bonds underperformed general obligation and pre-refunded bonds for the reporting period. Among revenue bonds, the Fund’s overweight versus the Benchmark and security selection in the water and sewer sector were detrimental to relative performance. Elsewhere, the Fund’s small out-of-Benchmark allocation to bonds with 17+ year maturities was a negative for performance as these holdings lagged the Benchmark for the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio duration was shorter than that of the Benchmark during the period. The Fund had an overweight position versus the Benchmark in AAA- rated securities. On the yield curve, the Fund was overweight the 4-to-12-year segment and underweight bonds with 12-to-17-year maturities. The Fund also had a small allocation to bonds with maturities of 17+ years. The Fund was overweight revenue bonds, as the portfolio managers identified high quality bonds that they believed offered attractive total return potential. Among revenue bond sectors, the Fund was overweight the electric and water and sewer sectors given their essential service nature and attractive yields.

CREDIT QUALITY ALLOCATIONS***
AAA	30.0%
AA	42.5
A	20.4
BBB	3.5
NR	3.6

J.P. Morgan Investment Management (“JPMIM”) receives credit ratings on underlying securities of the portfolio from three major ratings agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	3

JPMorgan Arizona Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	1/20/97
Without Sales Charge		(3.42)%	(2.48)%	3.43%	3.32%
With Sales Charge**		(7.07)	(6.14)	2.64	2.93
CLASS B SHARES	1/20/97
Without CDSC		(3.78)	(3.18)	2.77	2.80
With CDSC***		(8.78)	(8.18)	2.41	2.80
CLASS C SHARES	2/19/05
Without CDSC		(3.74)	(3.20)	2.78	2.66
With CDSC****		(4.74)	(4.20)	2.78	2.66
SELECT CLASS SHARES	1/20/97	(3.37)	(2.33)	3.70	3.58

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception are based on the performance of Class B Shares. The actual returns of Class C Shares would have been similar to those shown because Class C Shares have similar expenses to Class B Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Arizona Municipal Bond Fund, the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The

Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

JPMorgan Michigan Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-4.27%
Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	-3.55%

Net Assets as of 8/31/2013 (In Thousands)	$75,768
Duration as of 8/31/2013	5.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Michigan Municipal Bond Fund (the “Fund”) seeks current income exempt from federal income tax and Michigan personal income tax, consistent with the preservation of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the Fund, which posted a negative absolute return and underperformed the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”). The Fund’s overweight versus the Benchmark in the revenue bond sector detracted from relative performance as revenue bonds underperformed general obligation and pre-refunded bonds (bonds that are secured with U.S. government securities) for the reporting period. Among revenue bonds, the Fund’s overweight versus the Benchmark and security selection in the water and sewer sector were detrimental to relative performance. Elsewhere, the Fund’s out-of-Benchmark allocation to bonds with 17+ year maturities was a negative for performance as these holdings lagged the Benchmark during the reporting period.

The Fund’s shorter duration versus that of the Benchmark helped its relative performance given the rise in interest rates during the period. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. Also contributing to the Fund’s relative performance was its overweight in pre-refunded bonds.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio duration was shorter than that of the Benchmark during the reporting period. The Fund was under-

weight bonds with maturities in the 12-to-17-year range and overweight in the 4-to-12-year portion of the yield curve, as well as in maturities longer than 17 years. The Fund was underweight bonds rated BBB, given the compressed spreads for lower rated bonds. The Fund was overweight revenue bonds, as the portfolio managers identified high quality bonds that they believed offered attractive total return potential. Among revenue bond sectors, the Fund was overweight the electric and water and sewer sectors given their essential service nature and attractive yields.

CREDIT QUALITY ALLOCATIONS***
AAA	18.2%
AA	60.3
A	21.5

J.P. Morgan Investment Management (“JPMIM”) receives credit ratings on underlying securities of the portfolio from three major ratings agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	5

JPMorgan Michigan Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/1/93
Without Sales Charge		(4.39)%	(3.03)%	3.41%	3.29%
With Sales Charge**		(7.95)	(6.70)	2.63	2.89
CLASS B SHARES	9/23/96
Without CDSC		(4.65)	(3.61)	2.78	2.76
With CDSC***		(9.65)	(8.61)	2.42	2.76
CLASS C SHARES	2/19/05
Without CDSC		(4.69)	(3.72)	2.77	2.64
With CDSC****		(5.69)	(4.72)	2.77	2.64
SELECT CLASS SHARES	2/1/93	(4.27)	(2.80)	3.68	3.55

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception are based on the performance of Class B Shares. The actual returns of Class C Shares would have been similar to those shown because Class C Shares have similar expenses to Class B Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Michigan Municipal Bond Fund, the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund.

The Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

JPMorgan Municipal Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-3.93%
Barclays U.S 1-15 Year Blend (1-17) Municipal Bond Index	-3.55%

Net Assets as of 8/31/2013 (In Thousands)	$404,129
Duration as of 8/31/2013	5.6 Years

INVESTMENT OBJECTIVE**

The JPMorgan Municipal Income Fund (the “Fund”) seeks current income exempt from federal income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six- month period ended August 31, 2013 presented a challenging environment for the Fund, which turned in a negative absolute return and underperformed the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”). In the municipal market, shorter duration bonds outperformed during the reporting period. The Fund’s overall duration was slightly longer than the duration of the Benchmark and, as such, detracted from relative performance. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. Elsewhere, the Fund’s underweight versus the Benchmark in pre-refunded bonds (bonds that are secured with U.S. government securities) was a negative for relative results as this was the best performing sector in the Benchmark for the reporting period. Security selection in the water and sewer sector was also detrimental to the Fund’s relative performance.

On the upside, the Fund’s overweight to the housing sector was beneficial to relative results given the sector’s outperformance versus the Benchmark. Security selection in the housing, hospital and IDR/PCR (industrial development revenue/pollution control revenue) sectors was also positive for relative performance. From a credit quality perspective, security selection of municipal bonds rated BBB was additive to the Fund’s relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to emphasize higher yielding sectors, particularly the housing sector, and was underweight lower yielding bonds, such as pre-refunded bonds. The Fund’s duration remained modestly longer than that of the Benchmark during the reporting period.

CREDIT QUALITY ALLOCATIONS***
AAA	23.9%
AA	50.7
A	17.8
BBB	3.6
BB	0.5
NR	3.5

J.P. Morgan Investment Management (“JPMIM”) receives credit ratings on underlying securities of the portfolio from three major ratings agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	7

JPMorgan Municipal Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/23/93
Without Sales Charge		(4.11)%	(2.75)%	3.49%	3.40%
With Sales Charge**		(7.75)	(6.43)	2.69	3.01
CLASS B SHARES	1/14/94
Without CDSC		(4.34)	(3.15)	2.94	2.92
With CDSC***		(9.34)	(8.15)	2.58	2.92
CLASS C SHARES	11/4/97
Without CDSC		(4.40)	(3.21)	2.91	2.81
With CDSC****		(5.40)	(4.21)	2.91	2.81
SELECT CLASS SHARES	2/9/93	(3.93)	(2.43)	3.76	3.67

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Municipal Income Fund, the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper

Intermediate Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

JPMorgan Ohio Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-3.76%
Barclays U.S 1-15 Year Blend (1-17) Municipal Bond Index	-3.55%

Net Assets as of 8/31/2013 (In Thousands)	$203,721
Duration as of 8/31/2013	5.4 Years

INVESTMENT OBJECTIVE**

The JPMorgan Ohio Municipal Bond Fund (the “Fund”) seeks current income exempt from federal income tax and Ohio personal income tax, consistent with the preservation of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the Fund, which posted a negative absolute return and underperformed the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”). In the municipal market, shorter duration bonds outperformed during the reporting period. Despite shortening its duration during the reporting period, the Fund’s overall duration was longer than the duration of the Benchmark for most of the reporting period, which detracted from relative performance. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

In addition to shorter duration bonds, higher quality holdings were the strongest performers in the municipal market during the reporting period. The Fund was overweight versus the Benchmark in the higher quality AA-rated sector, but the longer duration of the Fund’s holdings in this category detracted from relative performance. Elsewhere, the Fund’s allocation to the A-rated and BBB-rated sectors was beneficial given the shorter relative duration of these holdings.

Among sectors, the Fund’s investments in the local general obligation bond and leasing sectors had longer duration and underperformed, detracting from the Fund’s relative performance. The Fund’s investments in the water and sewer and transportation sectors had shorter duration and outperformed, contributing to the Fund’s relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund preferred essential service sectors. As of the end of the reporting period, the Fund was overweight versus the Benchmark in the local general obligation bond sector and had a shorter duration than the Benchmark’s.

CREDIT QUALITY ALLOCATIONS***
AAA	17.1%
AA	68.3
A	11.9
BBB	1.5
NR	1.2

J.P. Morgan Investment Management (“JPMIM”) receives credit ratings on underlying securities of the portfolio from three major ratings agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	9

JPMorgan Ohio Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/18/92
Without Sales Charge		(3.87)%	(2.55)%	3.45%	3.35%
With Sales Charge**		(7.48)	(6.22)	2.66	2.96
CLASS B SHARES	1/14/94
Without CDSC		(4.13)	(3.11)	2.83	2.85
With CDSC***		(9.13)	(8.11)	2.47	2.85
CLASS C SHARES	2/19/05
Without CDSC		(4.22)	(3.20)	2.82	2.72
With CDSC****		(5.22)	(4.20)	2.82	2.72
SELECT CLASS SHARES	7/2/91	(3.76)	(2.32)	3.70	3.62

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception are based on the performance of Class B Shares. The actual returns of Class C Shares would have been similar to those shown because Class C Shares have similar expenses to Class B Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Ohio Municipal Bond Fund, the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The

Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-1.35%
Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index	-0.63%

Net Assets as of 8/31/2013 (In Thousands)	$1,796,089
Duration as of 8/31/2013	2.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Short-Intermediate Municipal Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the Fund, as it posted a negative absolute return and underperformed the Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the “Benchmark”). The Fund’s allocations to the 6-8 and 8-12 year portions of the yield curve, which are not represented in the Benchmark, detracted from its relative performance (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). The Fund’s bias toward high quality bonds also detracted from relative performance as higher quality bonds underperformed during the reporting period. Specifically, the Fund’s overweight in AA-rated bonds and underweight in A-rated bonds and BBB-rated bonds all hurt relative performance. Underweight positions in Massachusetts and Florida bonds were also detrimental to Fund relative performance given their outperformance versus the Benchmark.

Contributing to relative performance during the reporting period was the Fund’s slightly shorter duration versus that of the Benchmark (duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates). An underweight position in bonds with 4-6 year maturities also helped performance, as that portion of the yield curve was the worst performer in the Benchmark. An underweight position in electric bonds and overweight positions in Texas and New Jersey bonds also contributed to the Fund’s relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security selection-based investment approach. The Fund’s portfolio managers sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk, while maintaining the Fund’s bias toward higher quality issuances.

CREDIT QUALITY ALLOCATIONS***
AAA	31.9%
AA	54.1
A	13.5
NR	0.5

J.P. Morgan Investment Management (“JPMIM”) receives credit ratings on underlying securities of the portfolio from three major ratings agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	11

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	5/4/98
Without Sales Charge		(1.47)%	(1.23)%	1.59%	2.07%
With Sales Charge**		(3.65)	(3.41)	1.12	1.84
CLASS B SHARES	5/4/98
Without CDSC		(1.67)	(1.76)	1.09	1.76
With CDSC***		(4.67)	(4.76)	1.09	1.76
CLASS C SHARES	11/1/01	(1.70)	(1.79)	1.07	1.56
INSTITUTIONAL CLASS SHARES	6/19/09	(1.16)	(0.67)	2.08	2.45
SELECT CLASS SHARES	5/4/98	(1.35)	(0.99)	1.85	2.33

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Institutional Class Shares prior to its inception are based on the performance of Select Class Shares. The actual returns of Institutional Class Shares would have been different than the returns shown because Institutional Class Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short-Intermediate Municipal Bond Fund, the Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index and the Lipper Short Municipal Debt Funds Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays

U.S. 1-5 Year Blend (1-6) Municipal Bond Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 1–5.999 years. The Lipper Short Municipal Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	-5.95%
Barclays Municipal Bond Index	-5.60%

Net Assets as of 8/31/2013 (In Thousands)	$323,318
Duration as of 8/31/2013	9.0 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Free Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the Fund, as it posted a negative absolute return and underperformed the Barclays Municipal Bond Index (the “Benchmark”). The Fund’s longer duration versus that of the Benchmark detracted from its relative performance. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s underweight position in AAA-rated securities, which turned in the best performance in the Benchmark during the reporting period, also detracted from relative results. The Fund’s underweight position in securities with 2-to-4-year maturities detracted from relative performance, as this portion of the yield curve was among one of the highest performing in the Benchmark (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Elsewhere, an underweight to general obligation bonds was detrimental given their outperformance versus the Benchmark.

Contributing to relative performance was the Fund’s overweight position in pre-refunded bonds (bonds that are secured with U.S. government securities), as this sector significantly outperformed the Benchmark for the reporting period. The Fund’s underweight position in securities with 12-to-17-year maturities also contributed to relative performance, as this portion of the yield curve lagged the Benchmark. Similarly, underweight positions in the hospital and special tax sectors contributed to relative performance as both sectors underperformed the Benchmark. Special tax bonds are repaid by revenues derived from taxation of a particular activity or asset.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund continued to employ a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk. For liquidity, and to enhance the Fund’s overall credit quality, the Fund maintained its overweight versus the Benchmark in pre-refunded bonds.

CREDIT QUALITY ALLOCATIONS***
AAA	13.2%
AA	59.6
A	24.3
BBB	2.4
NR	0.5

J.P. Morgan Investment Management (“JPMIM”) receives credit ratings on underlying securities of the portfolio from three major ratings agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	13

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	3/1/88
Without Sales Charge		(5.95)%	(4.36)%	3.32%	3.50%
With Sales Charge**		(9.47)	(7.93)	2.53	3.11
CLASS B SHARES	4/4/95
Without CDSC		(6.29)	(4.95)	2.59	2.92
With CDSC***		(11.29)	(9.95)	2.23	2.92
CLASS C SHARES	7/1/08
Without CDSC		(6.32)	(4.96)	2.60	2.67
With CDSC****		(7.32)	(5.96)	2.60	2.67
SELECT CLASS SHARES	2/1/95	(5.81)	(4.14)	3.50	3.68

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception date are based on the performance of Class B Shares. The actual returns of Class C Shares would have been similar to those shown because Class C Shares have similar expenses to Class B Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Free Bond Fund, the Barclays Municipal Bond Index and the Lipper General Municipal Debt Funds Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Barclays Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper General Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Lipper General Municipal Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.3% (t)
	Arizona — 91.8%
	Certificate of Participation/Lease — 13.1%
1,000	Arizona School Facilities Board, COP, 5.250%, 09/01/23	1,074
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,254
1,000	COP, NATL-RE, 5.000%, 07/01/18	1,112
1,570	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/26	1,758
2,000	State of Arizona, Series A, COP, AGM, 5.250%, 10/01/23	2,186
	University of Arizona, Board of Regents,
1,365	Series A, COP, AMBAC, 5.000%, 06/01/19	1,463
1,000	Series B, COP, AMBAC, 5.000%, 06/01/21	1,069

		10,916

	Education — 5.5%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	2,991
1,520	Glendale IDA, Midwestern University, Rev., 5.000%, 05/15/14	1,561

		4,552

	General Obligation — 11.3%
1,500	City of Tucson, GO, NATL-RE, 5.000%, 07/01/18	1,716
1,265	Maricopa County, Madison Elementary School District No. 38, School Improvement, Project of 2004, Series A, GO, NATL-RE, 5.000%, 07/01/19	1,356
1,000	Maricopa County, Peoria Unified School District No.11, GO, 5.000%, 07/01/19	1,148
1,000	Maricopa County, Phoenix Union High School District No. 210, GO, AGM, 5.250%, 07/01/19	1,162
1,560	Pima County, Sunnyside Unified School District No. 12, GO, AGM, 5.000%, 07/01/14	1,621
2,100	Town of Gilbert, Projects of 2006 & 2007, GO, 5.000%, 07/01/18	2,415

		9,418

	Hospital — 1.3%
1,000	Scottsdale IDA, Hospital, Scottsdale Healthcare, Series A, Rev., 5.000%, 09/01/15	1,077

	Other Revenue — 14.6%
2,500	Arizona Power Authority, Power Resource, Hoover Uprating Project, Special Obligation, Series A, Rev., 5.250%, 10/01/17	2,874
1,000	City of Glendale, Water & Sewer, Senior Lien, Rev., 5.000%, 07/01/28	1,032

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
1,000	Greater Arizona Development Authority, Infrastructure, Series A, Rev., NATL-RE, 5.000%, 08/01/22	1,067
1,000	Navajo County, Pollution Control Corp., Pollution Control, Arizona Public Service Co. Cholla Project, Series A, Rev., VAR, 1.250%, 05/30/14	1,004
2,000	Phoenix Civic Improvement Corp., Airport, Junior Lien, Series A, Rev., 5.000%, 07/01/27	2,077
1,000	Pima County, Sewer System, Series B, Rev., 5.000%, 07/01/24	1,086
1,000	University of Arizona, Board of Regents, Series A, Rev., 5.000%, 06/01/30	1,040
1,000	Yavapai County IDA, Hospital, Regional Medical Center, Series A, 5.250%, 08/01/33	946
1,000	Yavapai County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., 2.125%, 06/01/18	955

		12,081

	Prerefunded — 5.3%
4,450	Maricopa County IDA, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 12/31/14 (p)	4,428

	Special Tax — 7.5%
1,125	City of Tempe, Excise Tax, Rev., 5.000%, 07/01/16	1,254
3,000	Phoenix Civic Improvement Corp., Subordinated Excise Tax, Series B, Rev., NATL-RE, 5.000%, 07/01/15	3,240
1,500	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/17	1,715

		6,209

	Transportation — 4.9%
2,000	Arizona Transportation Board, Highway, Series A, Rev., 5.000%, 07/01/24	2,223
1,670	Tucson Airport Authority, Inc., Airport, Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/18	1,810

		4,033

	Utility — 10.2%
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,449
	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System,
3,600	Series A, Rev., 5.000%, 01/01/23	3,994
1,000	Series A, Rev., 5.000%, 12/01/28	1,065

		8,508

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	15

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Water & Sewer — 18.1%
	Arizona Water Infrastructure Finance Authority, Water Quality,
1,915	Series A, Rev., 5.000%, 10/01/23	2,176
2,025	Series A, Rev., 5.000%, 10/01/24	2,238
2,020	Series A, Rev., 5.000%, 10/01/29	2,200
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,702
1,875	Rev., 5.250%, 07/01/23	2,220
2,000	Phoenix Civic Improvement Corp., Water System, Junior Lien, Series A, Rev., 5.000%, 07/01/25	2,178
2,000	Phoenix Civic Improvement Corp., Wastewater Systems, Senior Lien, Rev., 5.500%, 07/01/20	2,330

		15,044

	Total Arizona	76,266

	Florida — 1.5%
	Other Revenue — 1.5%
1,135	Miami-Dade County Expressway Authority, Toll System, Series A, Rev., 5.000%, 07/01/22	1,263

	Minnesota — 1.3%
	Other Revenue — 1.3%
1,000	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VAR, 4.000%, 11/15/18	1,098

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — 2.3%
	General Obligation — 2.3%
1,700	Tarrant County, Eagle Mountain — Saginaw Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 5.000%, 08/15/20	1,938

	Washington — 1.4%
	Other Revenue — 1.4%
1,000	Washington Health Care Facilities Authority, Providence Health & Services, Series B, Rev., 5.000%, 10/01/20	1,124

	Total Municipal Bonds (Cost $77,904)	81,689

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
736	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $736)	736

	Total Investments — 99.2% (Cost $78,640)	82,425
	Other Assets in Excess of Liabilities — 0.8%	629

	NET ASSETS — 100.0%	$83,054

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 97.3%
	Arizona — 2.9%
	Other Revenue — 1.4%
1,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/23	1,092

	Utility — 1.5%
1,000	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.000%, 01/01/23	1,109

	Total Arizona	2,201

	California — 1.5%
	Water & Sewer — 1.5%
1,000	San Diego Public Facilities Financing Authority, Series B, Rev., 5.500%, 05/15/23	1,151

	Indiana — 1.3%
	Other Revenue — 1.3%
1,000	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	1,033

	Michigan — 89.5%
	Certificate of Participation/Lease — 2.1%
1,500	Michigan Strategic Fund, House of Representatives Facilities, Series A, Rev., AGC, 5.250%, 10/15/20	1,623

	Education — 1.3%
1,000	Western Michigan University, Rev., NATL-RE, 5.000%, 11/15/19	1,006

	General Obligation — 36.1%
2,000	Ann Arbor Public School District, GO, Q-SBLF, 5.000%, 05/01/21	2,271
1,675	Charles Stewart Mott Community College, Community College Facilities, GO, NATL-RE, 5.000%, 05/01/20	1,761
1,000	City of Dearborn School District, GO, NATL-RE, FGIC, Q-SBLF, 5.000%, 05/01/18	1,102
	City of Jackson, Capital Appreciation, Downtown Development,
1,710	GO, AGM, Zero Coupon, 06/01/17	1,496
2,060	GO, AGM, Zero Coupon, 06/01/18	1,713
1,075	East Grand Rapids Public School District, GO, AGM, Q-SBLF, 5.000%, 05/01/18	1,106
1,000	Ecorse Public School District, GO, AGM, Q-SBLF, 5.250%, 05/01/20	1,065
1,305	Grand Rapids Community College, GO, 5.000%, 05/01/23	1,440
	Healthsource Saginaw, Inc.,
1,000	GO, 5.000%, 05/01/22	1,104
1,515	GO, NATL-RE, 5.000%, 05/01/15 (p)	1,630

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
1,250	Hudsonville Public Schools, School Building & Site, GO, Q-SBLF, 5.250%, 05/01/25	1,355
	Lowell Area Schools, Capital Appreciation,
3,000	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/14	2,990
1,425	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/16	1,369
1,210	Newaygo Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/22	1,281
1,910	Pinckney Community Schools, GO, AGM, Q-SBLF, 5.000%, 05/01/19	1,965
1,935	South Lyon Community Schools, Series II, GO, NATL-RE, FGIC, Q-SBLF, 5.000%, 05/01/15 (p)	2,083
1,500	South Redford School District, School Building & Site, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/21	1,596

		27,327

	Hospital — 3.5%
1,030	Michigan State Hospital Finance Authority, Oakwood Obligation Group, Series A, Rev., 5.000%, 07/15/17	1,137
1,500	Michigan State Hospital Finance Authority, Sparrow Obligation Group, Rev., NATL-RE, 5.000%, 11/15/19	1,546

		2,683

	Housing — 3.0%
	Michigan State Housing Development Authority, Weston, Limited Obligation,
380	Series A, Rev., GNMA COLL, 4.100%, 12/20/15	398
1,880	Series A, Rev., GNMA COLL, 4.600%, 12/20/25	1,888

		2,286

	Other Revenue — 16.9%
1,000	City of Grand Rapids, County of Kent, Sewer System, Rev., 5.000%, 01/01/25	1,091
	Lansing Board of Water & Light Utility Systems,
1,000	Series A, Rev., 5.000%, 07/01/26	1,050
1,000	Series A, Rev., 5.500%, 07/01/41	1,046
1,000	Lansing Sewage Disposal System, Rev., 5.000%, 05/01/19	1,125
1,000	Michigan Finance Authority, Trinity Health Group, Rev., 5.000%, 12/01/31	1,003
	Michigan Finance Authority, Unemployment Obligation Assessment,
1,000	Series B, Rev., 5.000%, 07/01/21	1,122
1,500	Series B, Rev., 5.000%, 07/01/22	1,613

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	17

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
1,055	Michigan Municipal Bond Authority, Local Government Lien Program, Series 4-A, Rev., AMBAC, 5.000%, 05/01/16	1,079
1,500	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1, Rev., 2.000%, 05/30/18	1,464
2,185	Michigan State Trunk Line, Rev., 5.000%, 11/15/30	2,211

		12,804

	Special Tax — 7.8%
	Michigan State Comprehensive Transportation,
3,130	Rev., AGM, 5.250%, 05/15/18	3,591
2,000	Rev., AGM, 5.250%, 05/15/21	2,279

		5,870

	Transportation — 1.5%
1,000	Michigan State Trunk Line, Rev., AGM, 5.250%, 11/01/20	1,152

	Utility — 1.9%
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,409

	Water & Sewer — 15.4%
3,000	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., AGM, 5.000%, 07/01/17	3,003
1,670	City of Grand Rapids, Sanitation Sewer System, Rev., 5.000%, 01/01/23	1,861
5,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/24	5,672
1,000	North Kent Sewer Authority, Rev., NATL-RE, 5.000%, 11/01/19	1,092

		11,628

	Total Michigan	67,788

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — 2.1%
	Industrial Development Revenue/Pollution Control Revenue — 2.1%
1,425	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.250%, 02/15/27	1,579

	Total Municipal Bonds (Cost $71,555)	73,752

Weekly Demand Note — 1.3%
	Michigan — 1.3%
1,000	Regents of the University of Michigan, Series E, Rev., 0.260%, 09/05/13 (Cost $1,000)	999

SHARES
Short-Term Investment — 0.6%
	Investment Company — 0.6%
418	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $418)	418

	Total Investments — 99.2% (Cost $72,973)	75,169
	Other Assets in Excess of Liabilities — 0.8%	599

	NET ASSETS — 100.0%	$75,768

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 100.4% (t)
	Alabama — 1.0%
	Other Revenue — 1.0%
3,000	Chatom Industrial Development Board, Solid Waste Disposal Facilities, PowerSouth Energy Corp., Series B, Rev., 4.000%, 08/01/15	3,159
1,000	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	994

	Total Alabama	4,153

	Alaska — 1.1%
	General Obligation — 0.5%
2,000	Alaska Industrial Development & Export Authority, Revolving Fund, Series A, Rev., 5.250%, 04/01/27	2,144

	Housing — 0.2%
845	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., AMT, NATL-RE, 5.000%, 06/01/36	879

	Other Revenue — 0.4%
1,820	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	1,569

	Total Alaska	4,592

	Arizona — 1.8%
	Certificate of Participation/Lease — 0.7%
2,910	Pinal County, COP, 5.250%, 12/01/19	3,017

	Hospital — 0.2%
1,000	Gila County IDA, Cobre Valley Community Hospital Project, Rev., ACA, 6.000%, 12/01/20	1,001

	Housing — 0.1%
244	Maricopa County IDA, Single Family Mortgage, Series 1B, Rev., VAR, GNMA/FNMA, 5.650%, 07/01/39	248

	Water & Sewer — 0.8%
2,645	City of Scottsdale, Water & Sewer System, Rev., 5.250%, 07/01/22	3,128

	Total Arizona	7,394

	Arkansas — 0.2%
	Housing — 0.1%
365	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	390

	Special Tax — 0.1%
145	City of Fayetteville, Sales & Use Tax Capital Improvement, Rev., AGM, 4.250%, 11/01/25	150

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Special Tax — Continued
175	City of Rogers, Capital Improvement, GO, XLCA, 4.250%, 03/01/31	166

		316

	Total Arkansas	706

	California — 3.3%
	General Obligation — 1.1%
1,000	Alum Rock Union Elementary School District, Election of 2008, Series A, GO, AGC, 5.250%, 08/01/29	1,050
1,000	Escondido Union High School District, Election 2008, Series A, GO, AGC, Zero Coupon, 08/01/23	650
2,500	San Diego Community College District, GO, 5.000%, 08/01/28	2,661

		4,361

	Housing — 0.8%
1,480	California Housing Finance Agency, Multi-Family Housing III, Series A, Rev., AMT, 5.375%, 08/01/28	1,452
475	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	490
1,385	State of California, Veterans, GO, 4.900%, 12/01/25	1,388

		3,330

	Other Revenue — 1.1%
2,275	California Statewide Communities Development Authority, Inland Regional Center Project, Rev., 5.000%, 12/01/17	2,390
2,000	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 08/01/26	2,203

		4,593

	Water & Sewer — 0.3%
1,050	San Diego Public Facilities Financing Authority, Series B, Rev., 5.500%, 05/15/23	1,208

	Total California	13,492

	Colorado — 1.6%
	Certificate of Participation/Lease — 0.2%
625	Pueblo County Judicial Complex Project, COP, AGM, 5.000%, 09/15/21	693

	General Obligation — 0.3%
1,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	1,173

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	19

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Hospital — 0.6%
2,415	Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project, Series B, Rev., 5.000%, 09/01/22	2,497

	Housing — 0.5%
	Denver City & County, Single Family Home Mortgage, Metropolitan Mayors Caucus Program,
50	Rev., GNMA/FNMA/FHLMC COLL, 6.000%, 05/01/27	51
115	Rev., GNMA/FNMA/FHLMC COLL, 6.150%, 11/01/34	118
75	Series A, Rev., GNMA/FNMA/FHLMC COLL, 7.300%, 11/01/31	76
852	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 12/01/39	899
601	El Paso County, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA/FNMA, 5.350%, 06/01/39	614
330	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	338

		2,096

	Prerefunded — 0.0% (g)
135	Colorado Health Facilities Authority, Adventist Health, Series E, Rev., 5.000%, 11/15/13 (p)	136
35	Colorado Water Resources & Power Development Authority, Clean Water, Series A, Rev., 5.000%, 09/01/14 (p)	37

		173

	Total Colorado	6,632

	Connecticut — 1.4%
	Other Revenue — 1.4%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
800	Series A, Rev., 4.000%, 11/15/19	832
1,385	Series A, Rev., 5.000%, 11/15/16	1,549
1,560	Series A, Rev., 5.250%, 11/15/23	1,719
1,500	Series A, Rev., 5.250%, 11/15/24	1,635

	Total Connecticut	5,735

	Delaware — 0.5%
	Housing — 0.5%
	Delaware State Housing Authority, Senior Single Family Mortgage,
1,500	Series C-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 07/01/39	1,625

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — Continued
395	Series D-1, Rev., AMT, 4.625%, 01/01/23	399

	Total Delaware	2,024

	District of Columbia — 2.7%
	Housing — 0.1%
200	District of Columbia Housing Finance Agency, Single Family Mortgage, Series B, Rev., AMT, 5.625%, 06/01/35	202

	Other Revenue — 0.7%
	District of Columbia, Income Tax,
855	Series A, Rev., 5.000%, 12/01/18	992
1,720	Series B, Rev., 5.250%, 12/01/29	1,880

		2,872

	Transportation — 1.9%
3,000	Metropolitan Washington Airports Authority, Airport System, Series A, Rev., AMT, 5.500%, 10/01/21	3,305
4,000	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.250%, 07/01/25	4,406

		7,711

	Total District of Columbia	10,785

	Florida — 9.4%
	Certificate of Participation/Lease — 1.1%
4,000	Collier County School Board, Master Lease Program, Series A, COP, AGM, 5.250%, 02/15/21	4,516

	Education — 1.3%
	Capital Projects Finance Authority, Student Housing, Capital Projects Loan Program,
2,385	Series F-1, Rev., NATL-RE, 5.500%, 10/01/13	2,386
2,880	Series F-1, Rev., NATL-RE, 5.500%, 10/01/14	2,880

		5,266

	General Obligation — 0.3%
1,250	Florida State Board of Education, Public Education Capital Outlay, Series C, GO, 5.000%, 06/01/24	1,345

	Housing — 1.9%
700	Broward County Housing Finance Authority, Series B, Rev., AMT, 4.500%, 04/01/27	630
1,310	Escambia County Housing Finance Authority, Single Family Mortgage, Multi-County Program, Series A, Rev., GNMA/FNMA/FHLMC FHA/VA GTD, 4.800%, 10/01/38	1,332
1,465	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	1,558

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Housing — Continued
	Hillsborough County Housing Finance Authority, Single Family Mortgage,
585	Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 04/01/38	605
675	Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.400%, 10/01/27	674
335	Miami-Dade County Housing Finance Authority, Home Ownership Mortgage, Series A-1, Rev., GNMA/FNMA, 5.300%, 10/01/36	346
865	Orange County Housing Finance Authority, Multi-County Program, Series A, Rev., AMT, GNMA, 5.125%, 09/01/38	894
	Pinellas County Housing Finance Authority, Multi-County Program,
1,055	Series A-2, Rev., AMT, GNMA/FNMA/FHLMC, 4.900%, 09/01/27	1,095
455	Series B-1, Rev., GNMA/FNMA, 5.200%, 03/01/36	471

		7,605

	Other Revenue — 1.9%
835	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	875
	Florida Housing Finance Corp., Homeowner Mortgage Special Program,
1,615	Series B, Rev., GNMA, 4.500%, 01/01/29	1,722
1,250	Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	1,319
1,000	Florida Water Pollution Control Financing Corp., Water Pollution Control, Series A, Rev., 5.000%, 07/15/22	1,142
1,000	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	1,121
1,500	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	1,544

		7,723

	Utility — 1.4%
5,000	City of Port St. Lucie Utility System, Rev., NATL-RE, 5.250%, 09/01/24	5,593

	Water & Sewer — 1.5%
5,000	Tampa Bay Water Utility System, Rev., NATL-RE, FGIC, 5.500%, 10/01/22	5,907

	Total Florida	37,955

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Georgia — 3.5%
	Certificate of Participation/Lease — 1.4%
5,000	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/22	5,713

	General Obligation — 1.5%
5,000	Fulton County School District, GO, 5.500%, 01/01/21	5,951

	Housing — 0.3%
1,120	Atlanta Urban Residential Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series B, Rev., GNMA/FNMA/FHLMC, 5.500%, 03/01/41	1,144

	Other Revenue — 0.3%
500	Burke County Development Authority, Pollution Control, Oglethorpe Power Corp. Vogtle Project, Series A, Rev., VAR, 2.400%, 04/01/20	474
1,000	Monroe County Development Authority, Oglethorpe Power Corp. Scherer Project, Series A, Rev., VAR, 2.400%, 04/01/20	949

		1,423

	Total Georgia	14,231

	Hawaii — 1.2%
	General Obligation — 1.2%
	City & County of Honolulu,
1,470	Series D, GO, 5.250%, 09/01/26	1,617
2,900	Series D, GO, 5.250%, 09/01/27	3,178

	Total Hawaii	4,795

	Idaho — 0.1%
	Housing — 0.1%
	Idaho Housing & Finance Association, Single Family Mortgage,
430	Series A, Rev., 5.550%, 07/01/20	430
5	Series D, Rev., FHA/VA MTGS, 6.450%, 07/01/14	5
25	Series E-2, Rev., 5.950%, 07/01/14	25

	Total Idaho	460

	Illinois — 3.6%
	General Obligation — 1.6%
2,000	Chicago Board of Education, Series C, GO, AGC-ICC, 5.250%, 12/01/26	2,036
3,000	Chicago Board of Education, Unlimited Tax, Series C, GO, 5.250%, 12/01/24	3,073
1,315	City of Chicago, Unrefunded Balance, Series A, GO, AGM, 5.250%, 01/01/19	1,332

		6,441

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	21

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Housing — 1.2%
	City of Aurora, Single Family Mortgage,
560	Series A, Rev., AMT, GNMA/FNMA/FHLMC FHA/VA GTD, 5.500%, 12/01/39	600
689	Series B, Rev., GNMA/FNMA/FHLMC, 5.450%, 12/01/39	711
	City of Chicago, Single Family Mortgage,
795	Series C, Rev., GNMA/FNMA, 5.750%, 12/01/42	837
1,275	Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	1,351
1,165	Series K, Rev., GNMA/FNMA/FHLMC, 5.350%, 06/01/43	1,210
30	City of Peoria, City of Moline & City of Freeport, Collateralized Single Family Mortgage, Series A, Rev., GNMA/FNMA, FHA/VA, 7.600%, 04/01/27	30

		4,739

	Other Revenue — 0.8%
	Illinois Finance Authority, OSF Healthcare System,
500	Series A, Rev., 5.000%, 05/15/19	559
1,000	Series A, Rev., 5.000%, 05/15/20	1,114
1,500	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/20	1,679

		3,352

	Transportation — 0.0% (g)
100	City of Chicago, Midway Airport, Series A, Rev., AMT, AGM, 5.125%, 01/01/26	100

	Total Illinois	14,632

	Indiana — 2.4%
	General Obligation — 0.3%
1,115	Indiana Housing & Community Development Authority, Home First Program, Series A, Rev., GNMA/FNMA/COLL, 4.500%, 06/01/28	1,189

	Hospital — 0.5%
	Indiana Health & Educational Facility Financing Authority, Baptist Homes of Indiana,
1,095	Rev., 5.000%, 11/15/15	1,169
1,000	Rev., 5.250%, 11/15/25	1,010

		2,179

	Housing — 0.1%
375	Indiana Housing & Community Development Authority, Single Family Mortgage, Series C-2, Rev., GNMA/FNMA, 5.000%, 01/01/36	382

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.4%
420	Indiana Housing & Community Development Authority, Home First Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	448
1,250	Indiana State Finance Authority, First Lien Wastewater Utility, CWA Authority Project, Series A, Rev., 5.000%, 10/01/30	1,272

		1,720

	Water & Sewer — 1.1%
4,050	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series F, Rev., NATL-RE, 5.000%, 07/01/19	4,414

	Total Indiana	9,884

	Iowa — 0.1%
	Housing — 0.1%
545	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	576

	Kansas — 0.3%
	Housing — 0.3%
	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program,
325	Series A, Rev., GNMA/FNMA, 6.050%, 06/01/27	332
420	Series A-3, Rev., GNMA/FNMA, 5.500%, 06/01/28	437
360	Series A-3, Rev., GNMA/FNMA, 5.650%, 06/01/37	386

	Total Kansas	1,155

	Louisiana — 1.5%
	Hospital — 0.1%
315	St. Tammany Public Trust Finance Authority, Christwood Project, Rev., 5.700%, 11/15/18	315

	Housing — 0.5%
1,290	Calcasieu Parish Public Trust Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series B, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 09/01/38	1,333
408	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	424
515	Louisiana Housing Finance Agency, Single Family Mortgage, Home Ownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/40	539

		2,296

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 0.9%
420	Louisiana Housing Finance Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/COLL, 4.600%, 12/01/28	445
2,930	State of Louisiana, Gas & Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/26	3,193

		3,638

	Total Louisiana	6,249

	Maine — 0.1%
	Other Revenue — 0.1%
475	Maine State Housing Authority, Series B, Rev., 4.000%, 11/15/43	492

	Maryland — 0.2%
	Housing — 0.2%
410	Montgomery County Housing Opportunities Commission, Single Family Mortgage, Series D, Rev., AMT, 5.500%, 01/01/38	420
325	Prince Georges County, Housing Authority, Bristol Pines Apartments Project, Rev., FNMA, 4.500%, 12/15/15	335

	Total Maryland	755

	Massachusetts — 7.1%
	Education — 0.8%
820	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33	922
	Massachusetts Health & Educational Facilities Authority, Springfield College,
1,050	Rev., 5.000%, 10/15/15	1,123
1,060	Rev., 5.000%, 10/15/17	1,165

		3,210

	General Obligation — 2.9%
2,500	Commonwealth of Massachusetts, Series B, GO, AGM, 5.250%, 09/01/21	2,937
7,925	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/28	8,702

		11,639

	Housing — 1.5%
3,725	Boston Housing Authority, Capital Program, Rev., AGM, 5.000%, 04/01/16	4,059
295	Massachusetts Housing Finance Agency, Single Family Housing, Series 124, Rev., AMT, 4.900%, 12/01/21	300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — Continued
	New Bedford Housing Authority, Capital Funding Program,
725	Series A, Rev., 3.750%, 10/01/13	727
750	Series A, Rev., 3.900%, 10/01/14	778

		5,864

	Other Revenue — 0.5%
2,000	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/29	2,171

	Water & Sewer — 1.4%
5,000	Massachusetts Water Pollution Abatement Trust, Pool Program, Rev., 5.250%, 08/01/24	5,837

	Total Massachusetts	28,721

	Michigan — 3.8%
	Education — 0.6%
2,000	University of Michigan Regents, Series C, Rev., 5.000%, 04/01/18	2,297

	General Obligation — 0.3%
1,000	City of Detroit School District, School Building & Site Improvement, Series A, GO, Q-SBLF, 5.000%, 05/01/18	1,094

	Hospital — 0.6%
2,500	Saginaw Hospital Finance Authority, Covenant Medical Center, Series G, Rev., 5.125%, 07/01/22	2,566

	Housing — 0.5%
2,030	Michigan State Housing Development Authority, Rental Housing, Series D, Rev., AMT, AGM, 4.950%, 04/01/21	2,059

	Other Revenue — 0.8%
1,705	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	1,848
1,255	Wayne County Airport Authority, Detroit Metropolitan Airport, Rev., NATL-RE, 5.250%, 12/01/16	1,357

		3,205

	Water & Sewer — 1.0%
4,000	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., AGM, 5.000%, 07/01/17	4,004

	Total Michigan	15,225

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	23

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Minnesota — 3.4%
	Housing — 1.6%
	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program,
1,363	Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 12/01/40	1,368
154	Series B, Rev., GNMA/FNMA/FHLMC, 5.150%, 12/01/38	159
1,230	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.100%, 09/01/19	1,231
	Minneapolis St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
1,291	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	1,351
1,640	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	1,747
465	Minnesota Housing Finance Agency, Residential Housing Finance, Series D, Rev., AMT, 5.500%, 01/01/38	491

		6,347

	Other Revenue — 1.8%
855	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 06/01/35	910
895	Minnesota Housing Finance Agency, Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	955
	Minnesota Housing Finance Agency, Home Ownership Finance, Mortgage-Backed Securities Program,
1,520	Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	1,599
660	Series D, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 07/01/34	705
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
1,015	Rev., 5.250%, 08/01/24	1,123
1,070	Rev., 5.250%, 08/01/25	1,169
825	Rev., 5.250%, 08/01/26	879

		7,340

	Total Minnesota	13,687

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Mississippi — 1.2%
	Housing — 0.8%
3,050	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.375%, 12/01/38	3,202

	Other Revenue — 0.4%
1,520	Mississippi Home Corp., Home Ownership Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/31	1,612

	Total Mississippi	4,814

	Missouri — 1.7%
	Housing — 1.2%
	Missouri Housing Development Commission, Single Family Mortgage, Home Ownership Loan Program,
1,690	Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/35	1,801
310	Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.050%, 03/01/38	319
830	Series D, Rev., AMT, GNMA, 6.000%, 03/01/36	873
910	Series E-1, Rev., AMT, GNMA/FNMA, 5.600%, 03/01/37	966
730	Missouri Housing Development Commission, Single Family Mortgage, Special Home Ownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	781

		4,740

	Transportation — 0.5%
2,105	City of St. Louis, Lambert-St. Louis International Airport, Series B, Rev., AMT, AGM, 5.000%, 07/01/19	2,310

	Total Missouri	7,050

	Montana — 0.0% (g)
	Housing — 0.0% (g)
110	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	112

	Nebraska — 0.1%
	Housing — 0.1%
320	Nebraska Investment Finance Authority, Single Family Housing, Series C, Rev., 5.500%, 03/01/36	321

	Nevada — 0.4%
	General Obligation — 0.3%
1,360	Las Vegas Convention & Visitors Authority, Rev., AMBAC, 5.000%, 07/01/29	1,376

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Housing — 0.1%
370	Nevada Rural Housing Authority, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 11/01/40	371

	Total Nevada	1,747

	New Hampshire — 1.6%
	Housing — 0.3%
1,025	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.625%, 07/01/38	1,132

	Other Revenue — 1.3%
	City of Manchester, School Facilities,
3,545	Rev., NATL-RE, 5.500%, 06/01/24	4,131
900	Rev., NATL-RE, 5.500%, 06/01/27	1,029

		5,160

	Total New Hampshire	6,292

	New Jersey — 2.3%
	General Obligation — 0.3%
1,215	Egg Harbor Township Board of Education, GO, AGM, 5.750%, 07/15/24	1,459

	Other Revenue — 1.4%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc., Project, Series A, Rev., VAR, 2.125%, 12/01/17	495
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	286
500	New Jersey Higher Education Student Assistance Authority, Senior Student Loan, Series 1A, Rev., AMT, 5.000%, 12/01/19	546
1,300	New Jersey Higher Education Student Assistance Authority, Student Loan, Series 1, Rev., 5.000%, 12/01/16	1,433
2,550	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	2,774

		5,534

	Transportation — 0.6%
2,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.500%, 12/15/21	2,317

	Total New Jersey	9,310

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Mexico — 0.8%
	Housing — 0.8%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
1,335	Series B-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	1,359
400	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 01/01/37	424
1,225	Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 01/01/37	1,281

	Total New Mexico	3,064

	New York — 7.9%
	Certificate of Participation/Lease — 1.6%
5,900	New York State Dormitory Authority, Personal Education, Series C, Rev., 5.000%, 03/15/26	6,324

	Education — 1.2%
4,500	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.000%, 03/15/21	5,003

	General Obligation — 0.2%
830	New York City, Unrefunded Balance, Series D, GO, 5.000%, 11/01/22	874

	Housing — 0.4%
1,510	New York State Mortgage Agency, 39th Series, Rev., 5.000%, 04/01/28	1,605

	Other Revenue — 3.0%
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., 5.000%, 11/15/29	3,137
2,000	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd Resolution, Series EE, Rev., 5.000%, 06/15/29	2,099
	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Fund, 2nd Resolution,
2,500	Series A, Rev., 5.250%, 06/15/27	2,775
3,000	Series B, Rev., 5.000%, 06/15/28	3,205
1,000	Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, General Purpose, Series B, Rev., 5.000%, 11/15/29	1,051

		12,267

	Special Tax — 0.6%
2,000	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.250%, 02/15/24	2,283

	Transportation — 0.9%
3,145	Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Rev., 5.250%, 11/15/24	3,518

	Total New York	31,874

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	25

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	North Carolina — 3.2%
	Education — 1.0%
2,300	Board of Governors of the University of North Carolina, Appalachian State/UNC Charlotte, Series B1, Rev., 5.250%, 10/01/23	2,589
1,355	University of North Carolina System, Series A, Rev., 5.250%, 10/01/23	1,521

		4,110

	Housing — 0.6%
225	Asheville Housing Authority, Multi-Family Housing, Battery Park Apartments, Series A, Rev., GNMA, 3.900%, 08/20/15	228
	North Carolina Housing Finance Agency, Home Ownership,
320	Series 23-A, Rev., AMT, 5.000%, 07/01/36	326
545	Series 26-A, Rev., AMT, 5.500%, 01/01/38	567
1,380	Series 30-A, Rev., AMT, 5.500%, 01/01/39	1,432

		2,553

	Other Revenue — 0.6%
1,000	County of Randolph, Limited Obligation, Series B, Rev., 5.000%, 10/01/26 (w)	1,057
1,250	Wake County, Hammond Road Detention Center, Rev., 5.000%, 06/01/24	1,391

		2,448

	Water & Sewer — 1.0%
3,330	City of Charlotte, Water & Sewer System, Rev., 5.250%, 07/01/22	3,859

	Total North Carolina	12,970

	North Dakota — 1.6%
	General Obligation — 0.3%
1,135	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series F, Rev., AMT, 4.500%, 01/01/35	1,198

	Housing — 0.4%
1,425	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series B, Rev., 5.000%, 07/01/28	1,525

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
2,000	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	2,015

	Other Revenue — 0.4%
1,560	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series D, Rev., 4.500%, 01/01/29	1,648

	Total North Dakota	6,386

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — 1.9%
	General Obligation — 0.4%
1,500	Lakota Local School District, Unlimited Tax, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/25	1,715

	Housing — 0.5%
175	Cuyahoga County, Multi-Family Housing Mortgage, Carter Manor Apartments Project, Rev., GNMA, 4.000%, 09/20/14	177
30	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series B, Rev., AMT, GNMA COLL, 4.650%, 09/01/20	30
	Summit County Port Authority, Eastland Woods Project, Multi-Family Housing,
140	Series A, Rev., FHA, GNMA COLL, 4.000%, 12/20/14	141
580	Series A, Rev., FHA, GNMA COLL, 4.350%, 12/20/19	594
1,020	Series A, Rev., FHA, GNMA COLL, 4.750%, 12/20/26	1,034

		1,976

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
30	Cleveland-Cuyahoga County Port Authority, Series B, Rev., 4.500%, 05/15/30	24
920	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	911
205	Cleveland-Cuyahoga County Port Authority, Council for Economic Opportunities Project, Series A, Rev., LOC: Fifth Third Bank, 6.250%, 05/15/16	205

		1,140

	Other Revenue — 0.7%
1,300	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	1,446
1,000	City of Columbus, Sewerage System, Series A, Rev., 5.000%, 06/01/23	1,133
80	Ohio Housing Finance Agency, Single Family Mortgage, Series 1, Rev., 5.000%, 11/01/28	86

		2,665

	Total Ohio	7,496

	Oklahoma — 1.0%
	Housing — 1.0%
101	IDK Partners III Trust, Mortgage Pass-Through Certificates, Class A, Rev., 5.100%, 08/01/23 (i)	101

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Housing — Continued
	Oklahoma County Home Finance Authority, Single Family Mortgage-Backed Securities Program,
1,755	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.400%, 10/01/38	1,796
505	Series A-2, Rev., GNMA, 5.700%, 04/01/36	512
1,350	Oklahoma Housing Finance Agency, Homeownership Loan Program, Single Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 4.375%, 09/01/27	1,434

	Total Oklahoma	3,843

	Oregon — 2.2%
	General Obligation — 0.3%
1,000	City of Portland, River District Urban Renewal & Redevelopment, Tax Allocation, Series B, Rev., 5.000%, 06/15/18	1,128

	Housing — 0.9%
1,175	Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments, Series 8, Rev., VAR, 5.950%, 11/01/23	1,116
2,525	Oregon State Facilities Authority, Multi-Family Housing, Cascadian Terrace Apartments, Series A, Rev., VAR, LOC: Bank of the West, 5.100%, 11/01/17	2,531

		3,647

	Other Revenue — 1.0%
1,040	Oregon State Department of Administrative Services, Lottery, Series A, Rev., AGM, 5.000%, 04/01/26	1,110
2,590	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	2,798

		3,908

	Total Oregon	8,683

	Pennsylvania — 4.2%
	Education — 1.1%
4,000	University of Pittsburgh of the Commonwealth System of Higher Education, University Capital Project, Series B, Rev., 5.250%, 09/15/26	4,459

	Housing — 0.1%
275	Allegheny County Residential Finance Authority, Single Family Mortgage, Series TT, Rev., AMT, GNMA/FNMA, 5.750%, 05/01/37	279

	Other Revenue — 2.0%
1,500	Allegheny County Airport Authority, Series A-1, Rev., 5.000%, 01/01/22	1,602

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
3,000	Pennsylvania Economic Development Financing Authority, People Energy Supply LLC Project, Series A, Rev., VAR, 3.000%, 09/01/15	3,087
2,000	Philadelphia Redevelopment Authority, Neighborhood Transformation Initiative, Rev., 5.000%, 04/15/19	2,237
1,250	State Public School Building Authority, Philadelphia School District Project, Rev., 5.000%, 04/01/27	1,265

		8,191

	Resource Recovery — 1.0%
3,925	Harrisburg Authority, Resource Recovery Facility, Series D-2, Rev., VAR, AGM, 5.000%, 12/01/13	3,918

	Total Pennsylvania	16,847

	South Carolina — 1.8%
	General Obligation — 1.6%
5,855	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/24	6,470

	Other Revenue — 0.2%
915	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	978

	Total South Carolina	7,448

	South Dakota — 0.4%
	Housing — 0.4%
1,510	South Dakota Housing Development Authority, Home Ownership Mortgage, Series E, Rev., 6.000%, 11/01/38	1,588

	Tennessee — 3.8%
	General Obligation — 0.5%
2,105	Tennessee Housing Development Agency, Home Ownership Program, Series 1C, Rev., AMT, 3.750%, 01/01/25	2,131

	Housing — 1.0%
745	Tennessee Housing Development Agency, Home Ownership Program, Series 2007-1, Rev., AMT, 5.500%, 01/01/38	797
	Tennessee Housing Development Agency, Housing Finance Program,
1,780	Series A-1, Rev., 5.000%, 01/01/27	1,893
1,345	Series A-2, Rev., AMT, 4.200%, 07/01/25	1,356

		4,046

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	27

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — 0.3%
1,000	Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.750%, 07/01/25	1,068

	Utility — 0.5%
2,000	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.250%, 09/01/21	2,142

	Water & Sewer — 1.5%
5,000	Nashville & Davidson County Metropolitan Government, Water & Sewer, Series A, Rev., AGM, 5.250%, 01/01/21	5,836

	Total Tennessee	15,223

	Texas — 7.6%
	General Obligation — 2.0%
4,000	Fort Bend County, Limited Tax, GO, 5.250%, 03/01/28	4,317
1,015	Texas Transportation Commission, Mobility Fund, GO, 5.000%, 04/01/30	1,089
2,500	Wichita Falls Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/01/25	2,762

		8,168

	Housing — 1.5%
1,455	Nortex Housing Finance Corp., Mortgage-Backed Securities Program, Single Family Housing, Class A, Rev., GNMA/FNMA/FHLMC, 5.500%, 07/01/38	1,525
405	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series D, Rev., AMT, 4.400%, 03/01/28	412
1,130	Texas State Affordable Housing Corp., Single Family Mortgage, Series C, Rev., GNMA/FNMA/FHLMC, 5.300%, 10/01/39	1,173
2,413	Texas State Affordable Housing Corp., Single Family Mortgage, Professional Educators Home Loan Program, Series A, Rev., VAR, GNMA/FNMA/FHLMC, 5.350%, 09/01/39	2,462
404	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 12/01/39	422

		5,994

	Industrial Development Revenue/Pollution Control Revenue — 0.8%
900	Harris County Industrial Development Corp., Deer Park Refining Project, Rev., 4.700%, 05/01/18	964
2,000	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project, Rev., 5.000%, 02/01/23	2,096

		3,060

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 1.5%
1,610	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	1,730
4,175	Texas Transportation Commission, State Highway Improvement, First Tier, Rev., 5.000%, 04/01/26	4,544

		6,274

	Transportation — 0.4%
1,500	Dallas-Fort Worth International Airport, Series A, Rev., 5.000%, 11/01/22	1,648

	Water & Sewer — 1.4%
5,000	Texas Water Development Board, State Revolving Fund, Sub Lien, Series B, Rev., 5.250%, 07/15/24	5,690

	Total Texas	30,834

	Utah — 1.2%
	Certificate of Participation/Lease — 0.3%
970	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/29	1,082

	Education — 0.9%
3,245	Utah State Board of Regents, Student Fee and Housing System, Rev., NATL-RE, 5.250%, 04/01/23	3,743

	Housing — 0.0% (g)
30	Utah State Housing Finance Agency, Single Family Mortgage, Series D-2, Rev., FHA/VA MTGS, 5.350%, 07/01/18	30

	Total Utah	4,855

	Vermont — 0.2%
	Other Revenue — 0.2%
880	Vermont Housing Finance Agency, Multiple Purpose, Series B, Rev., AMT, 4.125%, 11/01/42	907

	Virginia — 1.7%
	Other Revenue — 0.6%
2,050	Virginia Public Building Authority, Public Facilities, Series B, Rev., 5.250%, 08/01/21	2,339

	Transportation — 1.1%
4,000	Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program, Series C, Rev., 5.000%, 05/15/24	4,412

	Total Virginia	6,751

	Washington — 0.1%
	Other Revenue — 0.1%
500	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	542

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	West Virginia — 0.7%
	Other Revenue — 0.7%
2,690	West Virginia Economic Development Authority, Correctional Juvenile & Public Safety Facilities, Series A, Rev., 5.000%, 06/01/29	2,774

	Wisconsin — 2.5%
	Education — 1.3%
5,000	State of Wisconsin, Health & Education, Private Placement, Rev., 4.280%, 05/01/29 (i)	5,143

	General Obligation — 0.7%
2,335	State of Wisconsin, Series C, GO, 5.000%, 05/01/23	2,639

	Other Revenue — 0.5%
2,000	State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	2,199

	Total Wisconsin	9,981

	Total Municipal Bonds (Cost $400,136)	406,042

SHARES	SECURITY DESCRIPTION	VALUE($)

Investment Company — 1.2%
389	Nuveen Premium Income Municipal Fund, Inc., (Cost $5,430)	4,774

Short-Term Investment — 0.5%
	Investment Company — 0.5%
1,846	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $1,846)	1,846

	Total Investments — 102.1% (Cost $407,412)	412,662
	Liabilities in Excess of Other Assets — (2.1)%	(8,533)

	NET ASSETS — 100.0%	$404,129

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	29

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.0% (t)
	California — 0.6%
	General Obligation — 0.6%
1,500	Napa Valley Community College District, Napa & Sonoma Counties, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/20	1,147

	Colorado — 2.5%
	Prerefunded — 2.5%
2,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	2,342
2,810	El Paso County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 05/01/15 (p)	2,777

	Total Colorado	5,119

	Florida — 0.5%
	Transportation — 0.5%
1,000	Miami-Dade County, Aviation, Series B, Rev., AMT, AGM-CR, XLCA, 5.000%, 10/01/19	1,078

	Hawaii — 0.8%
	Water & Sewer — 0.8%
1,500	Honolulu City & County Board of Water Supply, Water System, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/19	1,632

	Illinois — 1.8%
	General Obligation — 1.0%
2,000	Chicago Park District, Unlimited Tax, Series D, GO, NATL-RE, FGIC, 5.000%, 01/01/21	2,091

	Water & Sewer — 0.8%
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.000%, 11/01/20	1,678

	Total Illinois	3,769

	Kansas — 1.2%
	Prerefunded — 1.2%
1,000	Kansas City, Single Family Mortgage, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	996
1,390	Saline County, Single Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	1,365

	Total Kansas	2,361

	Louisiana — 0.8%
	Prerefunded — 0.8%
1,685	Jefferson Parish Finance Authority, Single Family Mortgage, Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,599

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — 0.8%
	General Obligation — 0.5%
985	City of New York, Unrefunded Balance, Series E, GO, AGM, 5.000%, 11/01/17	1,038

	Prerefunded — 0.3%
515	City of New York, Series E, GO, AGM, 5.000%, 11/01/14 (p)	543

	Total New York	1,581

	Ohio — 86.5%
	Certificate of Participation/Lease — 5.3%
1,835	Ohio State Building Authority, State Facilities, Administrative Building Fund Projects, Series A, Rev., 5.000%, 10/01/24	1,957
	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects,
1,745	Series A, Rev., 5.000%, 10/01/22	1,885
1,030	Series B, Rev., 5.250%, 04/01/15	1,108
1,800	Ohio State Department of Administrative Services, State Taxation Accounting & Revenue System Project, COP, 5.000%, 09/01/18	2,062
2,000	State of Ohio, Cultural & Sports Capital Appreciation Facilities, Series A, Rev., 5.250%, 10/01/20	2,298
1,235	State of Ohio, Parks & Recreation Capital Facilities, Series II-A, Rev., 5.000%, 12/01/20	1,413

		10,723

	Education — 2.9%
1,650	State of Ohio, Higher Educational Facility, Case Western Reserve University 2006 Project, Rev., NATL-RE, 5.250%, 12/01/19	1,913
2,185	State of Ohio, Higher Educational Facility, Otterbein College 2008 Project, Series A, Rev., 5.500%, 12/01/23	2,376
1,500	University of Cincinnati, General Receipts, Series G, Rev., NATL-RE, 5.000%, 06/01/18	1,693

		5,982

	General Obligation — 35.2%
1,530	Beavercreek City School District, Counties of Greene & Montgomery, School Improvement, Unlimited Tax, GO, 5.000%, 12/01/23	1,684
1,170	Central Ohio Solid Waste Authority, Solid Waste Facilities Improvement, Limited Tax, GO, 5.000%, 12/01/26	1,261
2,000	City of Akron, Various Purpose, Series A, GO, 5.000%, 12/01/16	2,252

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
	City of Avon,
1,000	Series B, GO, 5.000%, 12/01/24	1,094
1,000	Series B, GO, 5.000%, 12/01/25	1,076
	City of Cincinnati, Unlimited Tax, Urban Redevelopment Improvement,
1,120	Series D, GO, 5.000%, 12/01/25	1,229
1,020	Series D, GO, 5.000%, 12/01/26	1,108
1,500	City of Cincinnati, Unlimited Tax, Various Purpose, Series C, GO, 5.000%, 12/01/18	1,676
	City of Cleveland, Various Purpose,
1,240	GO, 5.000%, 12/01/26	1,318
2,200	Series A, GO, AGC, 5.000%, 12/01/22	2,435
214	City of Columbus, Clintonville II Street Light Assessment, Private Placement, GO, 4.400%, 09/01/15	217
	City of Columbus, Limited Tax, Various Purpose,
1,385	Series 2012-7, GO, 5.000%, 12/01/25	1,573
1,500	Series B, GO, 5.000%, 08/15/28 (w)	1,621
	City of Columbus, Unlimited Tax, Various Purpose,
1,000	Series 2012-1, GO, 5.000%, 07/01/20	1,171
1,500	Series A, GO, 5.000%, 07/01/25	1,655
1,255	City of Dayton, Limited Tax, Various Purpose, Series A, GO, 3.250%, 12/01/16	1,347
1,030	City of Dublin, Unlimited Tax, Various Purpose, Series A, GO, 4.000%, 12/01/16	1,132
1,445	City of New Albany, Various Purpose, Limited Tax, GO, 5.000%, 12/01/27	1,529
	City of Strongsville, Limited Tax, Various Purpose,
1,000	GO, 5.000%, 12/01/24	1,086
1,000	GO, 5.000%, 12/01/25	1,077
1,475	City of Westerville, Various Purpose, Limited Tax, GO, 5.000%, 12/01/15	1,620
2,500	County of Butler, Lakota Local School District, Unlimited Tax, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/24	2,881
	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement, Unlimited Tax,
1,000	GO, NATL-RE, FGIC, 5.250%, 12/01/20	1,166
3,000	GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,426
1,800	GO, NATL-RE, FGIC, 5.250%, 12/01/25	2,040
	County of Lake, Building Improvement, Limited Tax,
1,010	GO, NATL-RE, 5.000%, 12/01/21	1,083
1,060	GO, NATL-RE, 5.000%, 12/01/22	1,136

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
1,405	Delaware & Franklin Counties, Olentangy Local School District, School Facilities Construction & Improvement, Unlimited Tax, GO, 5.000%, 12/01/22	1,571
2,000	Delaware & Franklin Counties, Olentangy Local School District, Various Purpose, Unlimited Tax, GO, AGM, 5.000%, 06/01/16 (p)	2,232
1,000	Franklin & Licking Counties, New Albany Plain Local School District, Various Purpose, Unlimited Tax, GO, 5.000%, 12/01/25	1,079
1,775	Franklin County, Columbus City School District, Capital Appreciation, School Facilities Construction & Improvement, Series B, GO, Zero Coupon, 12/01/18	1,561
1,000	Franklin County, Columbus City School District, School Facilities Construction & Improvement, GO, 5.000%, 12/01/24	1,124
1,000	Franklin, Delaware & Union Counties, Dublin City School District, Capital Appreciation, Unlimited Tax, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	980
	Franklin, Delaware & Union Counties, Dublin City School District, School Facilities Construction & Improvement, Unlimited Tax,
1,000	GO, 5.000%, 12/01/24	1,102
1,000	GO, NATL-RE, 5.000%, 06/01/16 (p)	1,116
2,450	Lakewood City School District, Capital Appreciation, GO, AGM, Zero Coupon, 12/01/17	2,263
1,260	Licking & Fairfield Counties, Southwest Licking Local School District, School Facilities Construction & Improvement, Unlimited Tax, GO, NATL-RE, FGIC, 5.750%, 12/01/14	1,315
1,430	Marysville Exempt Village School District, School Improvement, Unlimited Taxes, GO, AGM, 5.000%, 12/01/21	1,562
1,400	Stark & Portage Counties, Lake Local School District, School Improvement, GO, AGM, 5.000%, 12/01/19	1,503
	State of Ohio, Common Schools,
1,000	Series A, GO, 5.000%, 09/15/23	1,151
1,500	Series B, GO, 5.000%, 09/15/26	1,630
2,720	State of Ohio, Conservation Projects, Series A, GO, 5.000%, 09/01/16	3,055
1,750	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 09/01/23	1,994
1,380	Sylvania City School District, School Improvement, Unlimited Tax, GO, AGC, 5.000%, 12/01/23	1,497

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	31

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
1,000	Toledo City School District, School Facilities Improvement, Unlimited Tax, GO, 5.000%, 12/01/23	1,104
1,120	Warren County, Lebanon City School District, School Facilities Construction & Improvement, GO, AGM, 5.000%, 12/01/21	1,202
1,905	Westlake City School District, Capital Appreciation, School Improvement, Unlimited Tax, Series B, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,865

		71,799

	Hospital — 3.9%
2,500	County of Richland, Hospital Facilities, Medcentral Health System Obligated Group, Rev., 5.125%, 11/15/21	2,605
	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group,
2,000	Series A, Rev., 5.000%, 01/01/26	2,064
1,500	Series B, Rev., 5.000%, 01/01/25	1,574
	State of Ohio, University Hospital Health System, Inc.,
550	Series A, Rev., 5.000%, 01/15/24	573
1,000	Series A, Rev., 5.250%, 01/15/23	1,065

		7,881

	Housing — 4.1%
230	County of Cuyahoga, Multi-Family Housing Mortgage, Clifton Plaza Apartments Project, Rev., GNMA COLL, 4.150%, 06/20/15 (p)	239
765	County of Cuyahoga, Multi-Family Housing, Allerton Apartments Project, Series A, Rev., FHA, GNMA COLL, 4.900%, 08/20/22	825
280	County of Montgomery, Multi-Family Housing, Chevy Chase Apartments, Rev., FHLMC, 4.600%, 11/01/15	287
475	County of Trumbull, Multi-Family Housing, Royal Mall Apartments Project, Series A, Rev., FHA/GNMA, 4.800%, 05/20/17	494
	Ohio Housing Finance Agency,
1,000	Series A, Rev., AGM, 5.000%, 04/01/22	1,092
500	Series A, Rev., AGM, 5.000%, 04/01/27	525
1,390	Ohio Housing Finance Agency, Multi-Family Housing, Hillwood II Project, Rev., AMT, GNMA COLL, 4.850%, 05/20/21	1,444
335	Ohio Housing Finance Agency, Multi-Family Housing, Warren Heights, Series C, Rev., AMT, GNMA COLL, FHA, 4.500%, 11/20/17	338

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — Continued
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program,
375	Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	388
295	Series F, Rev., GNMA/FNMA/FHLMC, 4.250%, 09/01/16	300
945	Series J, Rev., GNMA/FNMA/FHLMC, 5.900%, 09/01/23	979
1,345	Summit County Port Authority, Multi-Family Housing, Callis Tower Apartments Project, Rev., GNMA COLL, FHA, 4.500%, 09/20/17	1,381

		8,292

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
505	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	500

	Other Revenue — 15.9%
2,500	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	2,635
	City of Cleveland, Parking Facilities,
680	Rev., AGM, 5.000%, 09/15/14	708
320	Rev., AGM, 5.000%, 09/15/14 (p)	335
930	Rev., AGM, 5.250%, 09/15/21	1,038
440	Rev., AGM, 5.250%, 09/15/21 (p)	519
1,000	City of Toledo, Water System, Series A, Rev., 5.000%, 11/15/25	1,077
1,310	County of Cuyahoga, Economic Development, Shaker Square Project, Series D, Rev., 5.000%, 12/01/25	1,383
1,000	County of Franklin, Hospital Facilities, OhioHealth Corp., Rev., 5.000%, 05/15/27	1,042
1,000	County of Hamilton, Series A, Rev., AMBAC, 5.000%, 12/01/18	1,118
1,285	Cuyahoga Community College District, General Receipts, Series D, Rev., 5.000%, 08/01/27	1,349
1,000	Franklin County, Convention Facilities Authority, Rev., 5.000%, 12/01/22	1,098
300	Miami University, General Receipts, Rev., 5.000%, 09/01/19	345
	Ohio State Building Authority, State Facilities, Administrative Building Fund Projects,
1,000	Series B, Rev., 5.000%, 10/01/23	1,082
1,220	Series B, Rev. , 5.000%, 10/01/24	1,308
2,000	Ohio State Turnpike Commission, Series A, Rev., 5.250%, 02/15/27	2,207

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
	Ohio State University, General Receipts,
85	Series D, Rev., 5.000%, 12/01/26 (p)	98
85	Series D, Rev., 5.000%, 12/01/27 (p)	98
500	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.000%, 06/01/28	528
	Ohio State University, General Receipts, Unrefunded Balance,
1,915	Series D, Rev., 5.000%, 12/01/26	2,139
1,915	Series D, Rev., 5.000%, 12/01/27	2,102
75	Ohio State Water Development Authority, Unrefunded Balance, Drinking Water Assistance Fund, Rev., 5.000%, 12/01/18 (p)	78
	RiverSouth Authority, RiverSouth Area Redevelopment,
2,550	Series A, Rev., 5.000%, 12/01/17	2,788
1,235	Series A, Rev., 5.000%, 12/01/21	1,381
2,000	State of Ohio, Higher Educational Facility, University of Dayton 2013 Project, Rev., 5.000%, 12/01/28	2,078
1,000	State of Ohio, Major New State Infrastructure Project, Series 2012-1, Rev., 5.000%, 12/15/22	1,121
1,500	State of Ohio, University Hospital Health System, Inc., Series A, Rev., 5.000%, 01/15/20	1,661
1,000	Wright State University, General Receipts, Series A, Rev., 5.000%, 05/01/26	1,049

		32,365

	Prerefunded — 2.3%
115	Central Ohio Solid Waste Authority, Solid Waste Facilities Improvement, Limited Tax, GO, 5.000%, 06/01/22 (p)	134
1,015	City of Cleveland, Various Purpose, GO, AMBAC, 5.250%, 12/01/14 (p)	1,079
145	County of Hamilton, GO, 5.000%, 06/01/15 (p)	157
2,000	Franklin County, Columbus City School District, School Facilities Construction & Improvement, GO, AGM, 5.250%, 12/01/14 (p)	2,126
1,175	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 06/01/14 (p)	1,217

		4,713

	Special Tax — 1.4%
	State of Ohio, Revitalization Project,
2,500	Series A, Rev., 5.000%, 04/01/18 (p)	2,895

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 6.7%
	City of Cleveland, Airport System,
2,000	Series A, Rev., AGM-CR, AMBAC, 5.250%, 01/01/20	2,260
1,500	Series C, Rev., AGC, 4.000%, 01/01/16	1,598
1,000	Series C, Rev., AGC, 5.000%, 01/01/16	1,089
1,500	Series C, Rev., AGM, 5.000%, 01/01/19	1,620
2,000	Columbus Regional Airport Authority, Rev., NATL-RE, 5.000%, 01/01/19	2,160
	Ohio State Turnpike Commission,
2,000	Series A, Rev., 5.000%, 02/15/22	2,184
1,185	Series A, Rev., 5.000%, 02/15/23	1,280
1,250	State of Ohio, Major New State Infrastructure Project, Series 2007-1, Rev., AGM, 5.000%, 06/15/17	1,414

		13,605

	Utility — 2.8%
1,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project, Series A, Rev., AGC, 5.000%, 02/15/24	1,060
	City of Cleveland, Public Power System,
1,280	Series A-1, Rev., NATL-RE, FGIC, 5.000%, 11/15/15	1,395
1,000	Series A-1, Rev., NATL-RE, FGIC, 5.000%, 11/15/20	1,097
	City of Hamilton, Electric System,
950	Series A, Rev., AGC, 5.000%, 10/01/20	1,070
1,000	Series A, Rev., AGC, 5.000%, 10/01/21	1,106

		5,728

	Water & Sewer — 5.8%
1,000	City of Akron, Waterworks System, Rev., AGC, 5.000%, 03/01/18	1,131
	City of Cincinnati, Water System,
1,500	Series A, Rev., 5.000%, 12/01/18	1,690
1,000	Sub Series B, Rev., NATL-RE, 5.000%, 12/01/22	1,118
1,220	City of Cleveland, Waterworks, Series O, Rev., NATL-RE, 5.000%, 01/01/19	1,352
2,000	Ohio State Water Development Authority, Capital Appreciation, Water Pollution Control Fund, Water Quality, Series B, Rev., Zero Coupon, 06/01/17	1,898
2,000	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 12/01/23	2,228
2,000	Ohio State Water Development Authority, Fresh Water, Rev., 5.500%, 12/01/21	2,389

		11,806

	Total Ohio	176,289

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	33

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — 2.5%
	General Obligation — 1.4%
1,000	Bexar County, Northside Independent School District, Unlimited Tax, Series D, GO, PSF-GTD, 5.000%, 06/15/18	1,111
1,500	Texas State Transportation Commission, Mobility Fund, GO, 5.000%, 04/01/19	1,664

		2,775

	Prerefunded — 1.1%
2,500	Southeast Texas Housing Finance Corp., Single Family Mortgage, Rev., NATL-RE, Zero Coupon, 09/01/17 (p)	2,358

	Total Texas	5,133

	Total Municipal Bonds (Cost $192,148)	199,708

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.0%
	Investment Company — 2.0%
4,045	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $4,045)	4,045

	Total Investments — 100.0% (Cost $196,193)	203,753
	Liabilities in Excess of Other Assets — 0.0% (g)	(32)

	NET ASSETS — 100.0%	$203,721

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligation — 0.0% (g)
	Agency CMO — 0.0% (g)
643	Federal National Mortgage Association REMIC, Series 2002-36, Class FS, VAR, 0.684%, 06/25/32 (Cost $643)	646

Municipal Bonds — 89.0% (t)
	Alabama — 0.9%
	Other Revenue — 0.7%
1,000	Auburn University, General Fee, Series A, Rev., 5.000%, 06/01/15	1,079
3,480	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	3,461
8,670	Industrial Development Board of the City of Mobile, Pollution Control, Rev., VAR, 0.580%, 09/13/13	8,670

		13,210

	Prerefunded — 0.2%
3,000	Birmingham Water Works and Sewer Board, Series A, Rev., NATL-RE, FGIC, 5.000%, 01/01/14 (p)	3,078

	Total Alabama	16,288

	Alaska — 0.7%
	General Obligation — 0.7%
	State of Alaska,
8,230	Series A, GO, 5.000%, 08/01/17	9,455
2,000	Series B, GO, 5.000%, 08/01/18	2,328

	Total Alaska	11,783

	Arizona — 0.9%
	Certificate of Participation/Lease — 0.2%
3,625	Salt River Project Agricultural Improvement & Power District, COP, NATL-RE, 5.000%, 12/01/18	3,667

	General Obligation — 0.3%
3,755	Maricopa County, Unified School District No.11-Peoria, GO, 5.000%, 07/01/18	4,292
1,950	University of Arizona, Board of Regents, Series B, COP, 5.000%, 06/01/16	2,156

		6,448

	Other Revenue — 0.4%
5,000	Phoenix City Civic Improvement Corp., Transportation Excise Tax, Light Rail Project, Rev., 5.000%, 07/01/20	5,742
1,000	Yuma County Jail District, Rev., AMBAC, 4.750%, 07/01/15 (p)	1,078

		6,820

	Total Arizona	16,935

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Arkansas — 0.1%
	Other Revenue — 0.1%
2,210	University of Arkansas, Various Facilities, Rev., 5.000%, 11/01/21	2,542

	California — 4.8%
	General Obligation — 0.7%
1,595	Perris Union High School District, Series A, GO, 2.000%, 09/01/14	1,619
8,580	San Francisco Unified School District, GO, 5.000%, 06/15/18	9,901
1,510	San Rafael City High School District, GO, 4.000%, 08/01/16	1,653

		13,173

	Other Revenue — 4.1%
2,500	Alameda County Joint Powers Authority, Rev., 4.000%, 12/01/14	2,612
1,160	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/16	1,297
	California Health Facilities Financing Authority, St. Joseph Health System Obligated Group,
5,000	Series C, Rev., VAR, 5.000%, 07/01/43	5,614
10,000	Series D, Rev., VAR, 5.000%, 07/01/43	11,170
3,000	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series A-1, Rev., VAR, 0.560%, 04/01/14	3,005
5,000	California State Department of Water Resources,Power Supply, Series L, Rev., 5.000%, 05/01/19	5,829
	California State Public Works Board, Various Capital Projects,
2,000	Series A, Rev., 4.000%, 04/01/14	2,044
8,815	Series A, Rev., 5.000%, 04/01/15	9,427
	City of Los Angeles Department of Airports,
1,015	Series C, Rev., 4.000%, 05/15/18	1,126
1,000	Series C, Rev., 5.000%, 05/15/19	1,163
5,000	City of Los Angeles Department of Water & Power, Power System, Series A, Rev., 4.000%, 07/01/17	5,526
4,250	City of Los Angeles Department of Water & Power, Water System, Series A, Rev., 5.000%, 07/01/16	4,765
2,500	City of Los Angeles Municipal Improvement Corp., Series A, Rev., 5.000%, 03/01/15	2,652
	City of Los Angeles Wastewater System Subordinate,
1,500	Series A, Rev., 5.000%, 06/01/18	1,746
1,250	Series A, Rev., 5.000%, 06/01/19	1,466

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	35

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
	Contra Costa County Transportation Authority, Sales Tax,
1,000	Series B, Rev., 4.000%, 03/01/18	1,108
1,600	Series B, Rev., 5.000%, 03/01/18	1,843
1,750	Series B, Rev., 5.000%, 03/01/19	2,032
5,000	Metropolitan Water District of Southern California, Series C, Rev., 5.000%, 07/01/18	5,817
	West Sacramento Financing Authority, Water Refunding and Water System Improvement Project,
1,530	Rev., 5.000%, 10/01/20	1,722
740	Rev., 5.000%, 10/01/21	827

		72,791

	Total California	85,964

	Colorado — 2.1%
	General Obligation — 0.9%
	Denver Urban Renewal Authority,
1,750	Series A-1, Rev., 5.000%, 12/01/14	1,848
1,850	Series A-1, Rev., 5.000%, 12/01/16	2,070
	Regional Transportation District,
5,000	Series A, COP, 5.000%, 06/01/18	5,641
6,000	Series A, COP, 5.000%, 06/01/19	6,786

		16,345

	Other Revenue — 0.5%
1,250	Colorado Educational & Cultural Facilities Authority, University of Denver Project, Rev., 4.000%, 03/01/15	1,310
7,400	Colorado Housing and Finance Authority, Colorado Unemployment Compensation Fund, Series A, Rev., 5.000%, 05/15/14	7,647

		8,957

	Prerefunded — 0.1%
2,165	Douglas County School District No Re-1 Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	2,318

	Transportation — 0.6%
10,000	Colorado Department of Transportation, Series B, Rev., NATL-RE, 5.500%, 06/15/14	10,419

	Total Colorado	38,039

	Connecticut — 2.2%
	Education — 0.1%
1,970	Connecticut State Higher Education Supplement Loan Authority, Family Education Loan Program, Series A, Rev., NATL-RE, 4.375%, 11/15/13	1,982

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 1.3%
5,000	City of Stamford, Series C, GO, 3.000%, 07/01/14	5,118
6,005	State of Connecticut, Series A, GO, AGM, 5.000%, 12/15/16	6,804
5,570	State of Connecticut, Economic Recovery, Series A, GO, 5.000%, 01/01/14	5,661
5,050	State of Connecticut, Second Lien, Transportation Infrastructure, Special Tax, Series 1, GO, 5.000%, 02/01/15	5,382
1,000	Town of Glastonbury, GO, 5.000%, 05/15/14	1,034

		23,999

	Other Revenue — 0.8%
1,100	Connecticut Development Authority, Pollution Control, The Connecticut Light & Power Company Project, Series B, Rev., VAR, 1.250%, 09/03/13 (p)	1,100
1,000	South Central Connecticut Regional Water Authority, Water System, Series B, Rev., 5.000%, 08/01/20	1,149
	State of Connecticut, Transportation Infrastructure, Special Tax,
4,265	Series A, Rev., 5.000%, 12/01/17	4,909
5,750	Series B, Rev., 5.000%, 12/01/17	6,619

		13,777

	Total Connecticut	39,758

	Delaware — 1.5%
	General Obligation — 1.5%
	State of Delaware,
120	GO, 5.000%, 07/01/19	141
8,500	Series 2009C, GO, 5.000%, 10/01/16	9,605
14,590	Series A, GO, 5.000%, 07/01/17	16,731

	Total Delaware	26,477

	District of Columbia — 0.7%
	Other Revenue — 0.6%
5,000	District of Columbia, Income Tax Secured, Series C, Rev., 5.000%, 12/01/18	5,804
	Metropolitan Washington Airports Authority, Airport System,
2,625	Series C, Rev., 5.000%, 10/01/20	3,020
1,475	Series C, Rev., 5.000%, 10/01/21	1,685

		10,509

	Water & Sewer — 0.1%
1,725	District of Columbia Water & Sewer Authority, Sub Lien, Series A, Rev., AGC, 5.000%, 10/01/13	1,732

	Total District of Columbia	12,241

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Florida — 3.1%
	General Obligation — 0.7%
	Reedy Creek Improvement District,
2,000	Series A, GO, 5.000%, 06/01/21 (w)	2,258
5,000	Series A, GO, 5.000%, 06/01/22 (w)	5,613
2,500	Series A, GO, 5.000%, 06/01/24 (w)	2,735
1,000	Series B, GO, 4.000%, 06/01/19 (w)	1,089

		11,695

	Other Revenue — 1.4%
1,660	Board of Governors of the University of Florida, Student Activity, Rev., 5.000%, 07/01/20 (w)	1,923
2,000	Broward County, Main Court House Project, Series A, Rev., 5.000%, 10/01/15	2,173
550	City of Jacksonville, Series B, Rev., 5.000%, 10/01/17	625
3,500	Escambia County, Florida Solid Waste Disposal, Gulf Power Company Project, Rev., VAR, 1.350%, 06/02/15	3,532
6,000	Escambia County, Pollution Control, Rev., VAR, 1.550%, 06/15/16	6,052
4,140	Jea Electric System, Series A, Rev., 5.000%, 10/01/16	4,651
1,000	Lee County, Rev., 5.000%, 10/01/17	1,132
	Lee County, Water & Sewer,
250	Series A, Rev., 5.000%, 10/01/20	284
550	Series B, Rev., 5.000%, 10/01/20	625
1,700	Orlando Utilities Commission Sysytem, Series C, Rev., 5.000%, 10/01/15	1,859
3,000	Tampa Sports Authority, Sales Tax, Rev., AGM, 5.000%, 01/01/16	3,177

		26,033

	Prerefunded — 0.3%
4,500	Hillsborough County Industrial Development Authority, Health Facilities Projects, University Community Hospital, Series A, Rev., 5.625%, 08/15/18 (p)	5,367

	Water & Sewer — 0.7%
1,645	Miami-Dade County, Water & Sewer Systems, Series B, Rev., AGM, 5.000%, 10/01/13	1,652
	Tampa Bay Water Utility System, Water Supply Authority,
5,000	Rev., NATL-RE, FGIC, 5.000%, 10/01/13	5,020
5,000	Rev., NATL-RE, FGIC, 5.250%, 10/01/15	5,481

		12,153

	Total Florida	55,248

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Georgia — 3.0%
	General Obligation — 2.1%
1,500	Association County Commissioners of Georgia Leasing Program, Effingham County Project, COP, 4.000%, 09/01/16	1,604
5,305	Atlanta Independent School System, Series B, COP, 5.000%, 03/01/15	5,640
4,210	Bulloch County School District, Sales Tax, Series A, GO, 4.000%, 05/01/16	4,557
5,365	DeKalb County, Special Transportation Parks & Greenspace, GO, 5.000%, 12/01/15	5,801
3,100	Henry County School District, GO, NATL-RE, FGIC, 5.000%, 08/01/14 (p)	3,235
	State of Georgia,
5,000	Series E, GO, 4.000%, 09/01/18	5,579
10,000	Series I, GO, 5.000%, 07/01/18	11,614

		38,030

	Other Revenue — 0.9%
3,000	Burke County Development Authority, Georgia Power Company Plant Vogtle Project, Rev., VAR, 1.400%, 04/01/15	3,020
	Camden County Public Service Authority, St. Mary’s Project,
1,230	Rev., 5.000%, 12/01/15	1,349
1,685	Rev., 5.000%, 12/01/16	1,901
	City of Atlanta, Waste and Wastewater Revenue Refunding,
3,000	Series A-1, Rev., VAR, 11/01/38	3,001
3,200	Series B, Rev., 5.000%, 11/01/15 (w)	3,504
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Company Plant, Scherer Project, Rev., VAR, 2.000%, 06/21/18	3,920

		16,695

	Total Georgia	54,725

	Hawaii — 1.6%
	General Obligation — 1.6%
	State of Hawaii,
2,205	Series D, GO, 5.000%, 06/01/16 (p)	2,461
10,160	Series DY, GO, 5.000%, 02/01/20	11,758
5,000	Series EA, GO, 5.000%, 12/01/16	5,665
7,640	Series EF, GO, 5.000%, 11/01/21	8,859

	Total Hawaii	28,743

	Illinois — 4.0%
	General Obligation — 1.0%
	Chicago Park District, Harbor Facilities,
2,350	Series D, GO, 5.000%, 01/01/15	2,484

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	37

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
1,000	Series D, GO, 5.000%, 01/01/20 (w)	1,119
2,000	Series D, GO, 5.000%, 01/01/21 (w)	2,217
5,000	City of Chicago, Board of Education, Series A, GO, NATL-RE , 5.000%, 12/01/14	5,249
	Du Page Cook & Will Counties Community College District No. 502,
1,530	Series B, GO, 4.000%, 01/01/15	1,602
1,585	Series B, GO, 4.000%, 01/01/16	1,704
1,120	Village of Schaumburg, Series A, GO, 4.000%, 12/01/18	1,232
2,250	Village of Wilmette, GO, 4.125%, 12/01/16	2,480

		18,087

	Other Revenue — 1.4%
1,790	Illinois Educational Facilities Authority, Medical Term-Field Museum, Rev., VAR, 4.450%, 11/01/14	1,867
6,000	Illinois Finance Authority, Advocate Health Care, Series A-1, Rev., VAR, 5.000%, 01/15/20	6,638
650	Illinois Finance Authority, Northwestern University, Subseries C, Rev., VAR, 1.750%, 12/01/34	654
5,000	Illinois State Toll Highway Authority, Senior Priority, Series B, Rev., 5.000%, 12/01/17	5,707
3,565	Northwest Suburban Municipal Joint Action Water Agency, Cook, DuPage and Kane Counties, Water Supply System, Rev., 4.000%, 05/01/21	3,803
5,000	State of Illinois, Unemployment Insurance Fund Building Receipts, Series A, Rev., 5.000%, 06/15/16	5,568

		24,237

	Prerefunded — 1.6%
6,775	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/14 (p)	6,884
	Illinois State Toll Highway Authority, Senior Priority,
14,425	Series A-2, Rev., AGM, 5.000%, 07/01/16 (p)	16,142
5,720	University of Illinois, Auxiliary Facilities System, Rev., NATL-RE , 5.000%, 04/01/16 (p)	6,351

		29,377

	Total Illinois	71,701

	Indiana — 2.2%
	Education — 0.1%
2,375	Indiana University, Student Fee, Series T-1, Rev., 5.000%, 08/01/14	2,480

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 0.1%
1,000	Indianapolis-Marion County Public Library, GO, 5.000%, 01/01/16	1,095

	Other Revenue — 1.1%
1,000	Franklin Township-Marion County Multiple School Building Corp., First Mortgage, Rev., 5.000%, 07/10/14	1,040
1,900	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	2,106
	Indiana Finance Authority, Educational Facilities, Indianapolis Museum of Art, Inc. Project,
1,170	Series B, Rev., 5.000%, 02/01/19	1,311
640	Series B, Rev., 5.000%, 02/01/21	702
5,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 4.000%, 02/01/15	5,257
	Indiana Municipal Power Agency, Power Supply System,
1,085	Series A, Rev., 5.000%, 01/01/17	1,217
1,000	Series A, Rev., 5.000%, 01/01/18	1,135
1,250	Series A, Rev., 5.000%, 01/01/19	1,429
	Indianapolis Local Public Improvement Bond Bank,
2,100	Series D, Rev., 5.000%, 06/01/14	2,172
3,320	Series D, Rev., 5.000%, 06/01/17	3,744

		20,113

	Prerefunded — 0.9%
3,855	Franklin Community Multi-School Building Corp., First Mortgage, Rev., FGIC, 5.000%, 07/15/14 (p)	4,017
	Indiana Transportation Finance Authority,
11,100	Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	11,521

		15,538

	Total Indiana	39,226

	Iowa — 0.1%
	Other Revenue — 0.1%
2,000	Iowa Higher Education Loan Authority, Private College Facility, Rev., 4.000%, 12/01/13	2,019

	Kansas — 0.5%
	General Obligation — 0.1%
915	Johnson County Park & Recreation District, Series A, COP, 4.000%, 09/01/16 (w)	994

	Other Revenue — 0.4%
	City of Wichita, Hospital Facilities, Refunding and Improvement,
450	Series IV-A, Rev., 4.000%, 11/15/13 (p)	453
200	Series IV-A, Rev., 4.000%, 11/15/14 (p)	209

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
1,000	Kansas Development Finance Authority, Kansas State Projects, Series E-1, Rev., 5.000%, 11/01/14	1,055
3,400	Kansas State Department Transportation Highway, Series C, Rev., 5.000%, 09/01/17	3,908
	Wyandotte County-Kansas City Unified Government, Sales Tax, Redevelopment Project Area B, Sub Lien,
1,000	Rev., 4.000%, 12/01/15	1,074
1,000	Rev., 5.000%, 12/01/16	1,125

		7,824

	Total Kansas	8,818

	Kentucky — 1.3%
	Other Revenue — 1.0%
1,000	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A, Rev., 4.000%, 02/01/17	1,097
5,125	Kentucky State Property & Buildings Commission, Project 93, Rev., AGC, 5.250%, 02/01/19	5,923
2,500	Kentucky Turnpike Authority, Revitalization Projects, Series A, Rev., 5.000%, 07/01/16	2,793
7,000	Louisville/Jefferson County, Metro Government, Pollution Control, Louisville Gas & Electric Co. Project, Series A, Rev., VAR, 1.650%, 04/03/17	6,977

		16,790

	Prerefunded — 0.3%
5,310	Kentucky State Property & Buildings Commission, Project 85, Rev., AGM, 5.000%, 08/01/15 (p)	5,771

	Total Kentucky	22,561

	Louisiana — 1.8%
	General Obligation — 1.0%
	State of Louisiana,
5,000	Series A, GO, 5.000%, 08/01/19	5,813
3,760	Series B, GO, 5.000%, 05/15/14	3,888
7,000	Series B, GO, 5.000%, 11/15/18	8,131

		17,832

	Other Revenue — 0.6%
5,085	State of Louisiana, Office Facilities Corp., Capitol Complex Program, Rev., 5.000%, 11/01/17	5,771
	Tobacco Settlement Financing Corp., Asset-Backed,
2,500	Series A, Rev., 5.000%, 05/15/16	2,719

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
2,250	Series A, Rev., 5.000%, 05/15/17	2,487

		10,977

	Prerefunded — 0.2%
3,010	City of Baton Rouge/Parish of East Baton Rouge, Public Improvement, Series ST, Rev., AMBAC, 5.125%, 02/01/14 (p)	3,102

	Total Louisiana	31,911

	Maine — 0.5%
	General Obligation — 0.4%
6,000	State of Maine, Series B, GO, 5.000%, 06/01/18	6,925

	Prerefunded — 0.1%
2,000	Maine Municipal Bond Bank, Series B, Rev., 5.000%, 11/01/14 (p)	2,112

	Total Maine	9,037

	Maryland — 2.6%
	General Obligation — 2.3%
1,590	Anne Arundel County, Water & Sewer System, GO, 5.000%, 04/01/15	1,706
2,000	County of Montgomery, Public Improvement, Series A, GO, 5.000%, 08/01/19	2,347
3,250	Harford County, Public Improvement, GO, 4.500%, 12/01/13	3,286
5,000	Maryland State Refunding, State and Local Facilities Loan, Series A, GO, 5.000%, 03/01/21	5,865
1,500	Prince George’s County, Public Improvement, GO, 5.500%, 10/01/13	1,507
12,795	State of Maryland, Local Facilities Loan, Series A, GO, 5.000%, 08/01/20	15,064
11,275	State of Maryland, State and Local Facilities, Series A, GO, 5.000%, 11/01/14	11,906

		41,681

	Other Revenue — 0.3%
5,000	Maryland State Department of Transportation County Transportation, Rev., 5.000%, 03/01/16	5,542

	Total Maryland	47,223

	Massachusetts — 3.4%
	Education — 0.4%
7,250	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series A, Rev., 5.000%, 05/15/15	7,814

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	39

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — 0.4%
1,450	City of Boston, Series A, GO, 4.000%, 04/01/19	1,612
5,000	Commonwealth of Massachusetts, Series D, GO, NATL-RE, 5.500%, 11/01/13	5,045

		6,657

	Other Revenue — 1.5%
2,335	Commonwealth of Massachusetts, Special Obligation, Series A, Rev., AGM, 5.500%, 06/01/16	2,634
	Massachusetts Development Finance Agency, Boston College,
2,000	Series S, Rev., 4.000%, 07/01/15 (w)	2,131
2,300	Series S, Rev., 5.000%, 07/01/16 (w)	2,575
5,000	Series S, Rev., 5.000%, 07/01/17	5,715
4,845	Massachusetts Health & Educational Facilities Authority, Various Amherst College, Series K-2, Rev., VAR, 1.700%, 11/01/16	4,899
1,900	Massachusetts State College Building Authority, Series A, Rev., AMBAC, 5.000%, 05/01/16 (p)	2,116
5,385	Massachusetts State Health & Educational Facilities, Harvard University, Series A, Rev., 5.000%, 12/15/21	6,342

		26,412

	Prerefunded — 0.9%
	Commonwealth of Massachusetts,
2,000	Series A, GO, AMBAC, 6.500%, 11/01/14 (p)	2,147
500	Series B, GO, 5.000%, 08/01/14 (p)	522
5,000	Series D, GO, 5.250%, 10/01/13 (p)	5,021
2,000	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series A, Rev., NATL-RE, 5.000%, 05/15/15 (p)	2,177
2,345	University of Massachusetts Building Authority Project, Series 04-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	2,486
3,515	University of Massachusetts Building Authority, Commonwealth Guaranteed, Series 4-A, Rev., NATL-RE, 5.250%, 11/01/14 (p)	3,719

		16,072

	Special Tax — 0.2%
3,360	Massachusetts Bay Transportation Authority, Series B, Rev., 5.250%, 07/01/14	3,503

	Total Massachusetts	60,458

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — 2.0%
	General Obligation — 1.0%
1,645	Southfield Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/15	1,760
4,400	State of Michigan, GO, 5.500%, 12/01/15	4,877
9,620	State of Michigan, Environmental Programme, Series A, GO, 5.000%, 05/01/18	10,994

		17,631

	Other Revenue — 0.8%
2,060	Lansing Board of Water & Light, Utility System, Series A, Rev., 5.000%, 07/01/16	2,283
2,250	Michigan Finance Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/21	2,584
	Michigan Finance Authority, Local Government Loan Program,
1,290	Series B, Rev., 4.000%, 11/01/18	1,394
675	Series B, Rev., 4.000%, 11/01/19	724
455	Series B, Rev., 4.000%, 11/01/20	480
6,355	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/20	7,160

		14,625

	Transportation — 0.2%
2,825	Wayne County Airport Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/14	2,976

	Total Michigan	35,232

	Minnesota — 2.3%
	General Obligation — 2.2%
5,650	Metropolitan Council, Series E, GO, 5.000%, 09/01/14	5,922
	State of Minnesota,
5,555	GO, 5.000%, 10/01/15	6,080
11,885	Series A, GO, 5.000%, 08/01/18	13,824
	State of Minnesota, Trunk Highway,
2,000	Series B, GO, 5.000%, 08/01/15	2,175
10,000	Series B, GO, 5.000%, 08/01/18	11,621

		39,622

	Hospital — 0.1%
2,000	St. Paul Housing & Redevelopment Authority, Series A, Rev., NATL-RE, 5.000%, 11/15/14	2,108

	Total Minnesota	41,730

	Mississippi — 0.1%
	General Obligation — 0.1%
2,000	State of Mississippi, Nissan North America, Inc. Project, Series B, GO, 5.000%, 11/01/15	2,193

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Missouri — 1.1%
	General Obligation — 0.1%
2,130	Columbia School District, GO, 4.000%, 03/01/14	2,171

	Other Revenue — 1.0%
	Bi-State Development Agency, Metropolitan District, Sales Tax Appropriation, Combined Lien,
2,100	Series A, Rev., 5.000%, 10/01/17	2,397
2,000	Series A, Rev., 5.000%, 10/01/20	2,301
1,750	Series A, Rev., 5.000%, 10/01/21	2,000
2,895	Kansas City Industrial Development Authority, Series A, Rev., AMBAC, 5.000%, 12/01/20	3,114
	Kansas City, Missouri Airport Refunding, General Improvement,
2,500	Series B, Rev., 5.000%, 09/01/17	2,821
1,250	Series B, Rev., 5.000%, 09/01/18	1,415
4,500	Missouri State Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Rev., 1.250%, 07/01/17	4,357

		18,405

	Total Missouri	20,576

	Nebraska — 0.5%
	General Obligation — 0.1%
1,680	City of Omaha, Various Purpose, Series A, GO, 4.000%, 11/15/16	1,846

	Other Revenue — 0.4%
	Central Plains Energy Project, Gas Project No. 3,
650	Rev., 3.000%, 09/01/13	650
1,400	Rev., 4.000%, 09/01/14	1,442
2,000	Rev., 5.000%, 09/01/17	2,226
1,750	Municipal Energy Agency of Nebraska, Series A, Rev., 5.000%, 04/01/17	1,978
1,175	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	1,290

		7,586

	Total Nebraska	9,432

	Nevada — 0.6%
	General Obligation — 0.5%
7,050	State of Nevada, Capital Improvement and Cultural Affairs, Series D-1, GO, 5.000%, 03/01/20	8,118

	Other Revenue — 0.1%
2,000	State of Nevada, Motor Vehicle Fuel Tax, Rev., NATL-RE, 5.000%, 12/01/13	2,024

	Total Nevada	10,142

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Hampshire — 0.3%
	Other Revenue — 0.3%
4,530	New Hampshire Municipal Bond Bank, Series A, Rev., 5.000%, 08/15/15	4,913

	New Jersey — 6.8%
	Certificate of Participation/Lease — 0.6%
10,000	New Jersey Garden State Preservation Trust, Series A, Rev., AGM, 5.800%, 11/01/15 (p)	11,118

	Education — 1.9%
	New Jersey EDA, School Facilities Construction,
13,975	Series J3, Rev., VAR, AGM, 5.000%, 09/01/14 (p)	14,630
7,130	Series J4, Rev., VAR, AGM, 5.000%, 09/01/14 (p)	7,465
5,095	Series L, Rev., AGM, 5.250%, 03/01/15	5,459
5,845	New Jersey Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/14	6,092

		33,646

	General Obligation — 1.5%
410	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, GO, NATL-RE, 5.250%, 12/15/13 (p)	416
9,605	New Jersey Transportation Trust Fund Authority, Unrefunded Balance, Transportation System, Series B, GO, NATL-RE, 5.250%, 12/15/13	9,748
10,075	State of New Jersey, Series Q, GO, 5.000%, 08/15/20	11,657
3,000	State of New Jersey, Various Purpose, GO, AMBAC, 5.000%, 04/01/14 (p)	3,084
2,495	Township of Hamilton, Sewer Utility Refunding and Improvement, GO, 3.000%, 08/01/16	2,641

		27,546

	Other Revenue — 1.8%
2,570	Middlesex County Improvement Authority, County-Guaranteed Open Space Trust Fund, Rev., 5.000%, 09/15/15	2,805
	New Jersey EDA, School Facilities Construction,
7,895	Series C, Rev., VAR, 1.860%, 02/01/18	8,074
5,000	Series K, Rev., NATL-RE, FGIC, 5.250%, 12/15/14	5,318
2,225	New Jersey Environmental Infrastructure Trust, Series A, Rev., 5.000%, 09/01/18	2,583
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 2.000%, 06/15/15 (w)	5,119
1,500	New Jersey Transportation Trust Fund Authority, Transportation System, Rev., NATL-RE, 5.500%, 12/15/16	1,711

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	41

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
	New Jersey Turnpike Authority,
2,000	Series B, Rev., 5.000%, 01/01/19	2,283
2,000	Series B, Rev., 5.000%, 01/01/20	2,271
2,000	Rutgers, State University of New Jersey, Series J, Rev., 5.000%, 05/01/20	2,298

		32,462

	Prerefunded — 1.0%
4,675	Garden State Preservation Trust, Series A, Rev., AGM, 5.250%, 11/01/13 (p)	4,715
4,075	New Jersey State Transportation Trust Fund Authority, Transportation System, Series D, Rev., AGM, 5.000%, 06/15/15 (p)	4,404
	New Jersey Transportation Trust Fund Authority, Transportation System,
1,680	Series A, Rev., 6.000%, 12/15/18 (p)	2,054
5,735	Series D, Rev., AMBAC, 5.000%, 06/15/15 (p)	6,199

		17,372

	Total New Jersey	122,144

	New Mexico — 0.8%
	General Obligation — 0.2%
1,335	Albuquerque Municipal School District No. 12, Education Technology, GO, 5.000%, 08/01/14	1,394
2,000	New Mexico Finance Authority, Senior Lien, Series A, GO, NATL-RE, 5.250%, 06/15/14 (p)	2,080

		3,474

	Other Revenue — 0.6%
	New Mexico Finance Authority, Sub Lien,
5,000	Series A-2, Rev., 5.000%, 12/15/13	5,070
5,000	Series A-2, Rev., 5.000%, 12/15/14	5,300

		10,370

	Total New Mexico	13,844

	New York — 5.3%
	Certificate of Participation/Lease — 0.1%
2,280	New York State Urban Development Corp., Personal Income Tax, Series C, Rev., 5.000%, 03/15/15	2,442

	General Obligation — 1.0%
3,695	City of New York, Series B, GO, 4.000%, 08/01/19	4,063
5,000	New York City, Series F, GO, 5.000%, 08/01/18	5,752

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
5,000	State of New York, Series C, GO, 5.000%, 09/01/13	5,001
2,775	Town of Huntington, Public Improvement, GO, 4.000%, 10/01/15	2,976

		17,792

	Hospital — 0.1%
1,055	New York State Dormitory Authority, Health Facilities, Series 1, Rev., 5.000%, 01/15/14	1,073

	Other Revenue — 3.3%
1,050	Erie County Industrial Development Agency, Series A, Rev., 5.000%, 05/01/14	1,083
2,000	Erie County Industrial Development Agency, School District Buffalo Project, Series B, Rev., 5.000%, 05/01/16	2,216
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Sub Series B-2, Rev., 5.000%, 11/01/16	3,389
1,650	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., 5.000%, 11/15/18	1,918
5,000	New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Series EE, Rev., 5.000%, 06/15/19	5,801
	New York City Transitional Finance Authority, Future Tax Secured,
2,750	Series B, Rev., 5.000%, 02/01/20	3,173
2,120	Sub Series A-1, Rev., 5.000%, 11/01/17	2,441
6,250	New York City Transitional Finance Authority, New York City Recovery, Sub Series 3B-1, Rev., 5.000%, 11/01/15	6,857
1,110	New York City, State Dormitory Authority, Personal Income Tax, Series G, Rev., 5.000%, 08/15/21	1,282
6,095	New York State Dormitory Authority, General Purpose Bonds, State Personal Income Tax, Series A, Rev., 5.000%, 12/15/19	7,092
2,350	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., AGM, 5.000%, 10/01/16	2,628
4,000	New York State Thruway Authority, Local Highway & Bridge, Rev., 5.000%, 04/01/15	4,289
3,955	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.000%, 03/15/15	4,237
2,550	Syracuse Industrial Development Agency, City School, Series A, Rev., 5.000%, 05/01/16	2,815
4,125	Tobacco Settlement Financing Corp., Asset-Backed, Series B, Rev., 5.000%, 06/01/16	4,584

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
5,000	Triborough Bridge & Tunnel Authority, Series B, Rev., 5.000%, 11/15/17	5,769

		59,574

	Prerefunded — 0.8%
12,055	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	14,773

	Total New York	95,654

	North Carolina — 2.6%
	General Obligation — 1.2%
2,230	City of Durham, Series C, GO, 5.000%, 07/01/18	2,592
4,530	County of Mecklenburg, Series C, GO, 5.000%, 03/01/18	5,234
6,470	State of North Carolina, Series B, GO, 5.000%, 04/01/16	7,194
2,430	State of North Carolina, Public Improvement, Series A, GO, 5.000%, 05/01/17	2,774
1,300	Union County, Series A, GO, 5.000%, 03/01/19	1,509
2,035	Wake County, Series C, GO, 5.000%, 03/01/14	2,084

		21,387

	Other Revenue — 1.1%
500	Cary North Carolina Enterprise System, Rev., 5.000%, 12/01/23	575
1,840	City of Charlotte, Water & Sewer System, Series B, Rev., 5.000%, 07/01/18	2,135
2,605	Durham Capital Financing Corp., Limited Obligation, Rev., 4.000%, 06/01/16	2,824
1,500	North Carolina Eastern Municipal Power Agency, Series B, Rev., 5.000%, 01/01/16	1,644
3,050	North Carolina Eastern Municipal Power Agency, Power System, Series A, Rev., 3.000%, 01/01/15	3,150
10,000	State of North Carolina, Limited Obligation, Series B, Rev., 4.000%, 11/01/15	10,753

		21,081

	Prerefunded — 0.1%
1,650	North Carolina Infrastructure Finance Corp., North Carolina Facilities Project, Rev., 5.000%, 11/01/14 (p)	1,739

	Water & Sewer — 0.2%
3,160	City of Raleigh, Series A, Rev., 5.000%, 03/01/15	3,379

	Total North Carolina	47,586

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — 3.0%
	General Obligation — 1.0%
1,250	Ohio State, Capital Facilities, Lease Appropriation, Adult Correctional Building Funding Projects, Series A, GO, 5.000%, 10/01/16	1,406
2,295	Ohio State, Capital Facilities, Lease Appropriation, Mental Health Facilities Funding Projects, Series B, GO, 4.000%, 08/01/16	2,502
3,085	State of Ohio, Common Schools, Series C, GO, 5.000%, 09/15/22	3,555
5,000	State of Ohio, Higher Education, Series C, GO, 5.000%, 08/01/15	5,430
5,050	State of Ohio, Infrastructure Improvement, Series C, GO, 5.000%, 09/01/15	5,507

		18,400

	Housing — 0.0% (g)
55	Columbus Regional Airport Authority, Joseph Knight Towers Project, Series A, Rev., GNMA COLL, 4.300%, 02/20/14	56

	Other Revenue — 2.0%
4,000	City of Cincinnati, Water System, Series A, Rev., 5.000%, 12/01/14	4,239
	City of Toledo, Waterworks, Refunding and Improvement,
2,260	Rev., 5.000%, 11/15/19	2,593
2,880	Rev., 5.000%, 11/15/20	3,290
	Hamilton County, Sewer System, Metropolitan Sewer District of Greater Cincinnati,
500	Series A, Rev., 5.000%, 12/01/18	579
640	Series A, Rev., 5.000%, 12/01/19	743
900	Series A, Rev., 5.000%, 12/01/20	1,042
1,375	Series A, Rev., 5.000%, 12/01/21	1,582
5,500	Jobsohio Beverage System, Statewide Liquor Profits, Senior Lien, Series A, Rev., 5.000%, 01/01/20	6,157
535	Ohio Higher Educational Facility Commission, Case Western Reserve University Project, Series A, Rev., 4.000%, 12/01/19 (w)	581
	Ohio State Higher Educational Facility Commission, Oberlin College,
600	Rev., 4.000%, 10/01/18 (w)	665
675	Rev., 4.000%, 10/01/19 (w)	745
1,000	Rev., 5.000%, 10/01/20 (w)	1,155
4,995	Ohio State Water Development Authority, Drinking Water Assistance, Series B, Rev., 5.000%, 12/01/13	5,056

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	43

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
1,650	Ohio State Water Development Authority, Loan Fund, Water Quality, Series A, Rev., 5.000%, 12/01/15	1,815
1,000	State of Ohio, Capital Facilities Lease-Appropriation, Refunding, Series A, Rev., 5.000%, 10/01/18	1,146
3,205	University of Cincinnati, Series F, Rev., 5.000%, 06/01/15	3,454

		34,842

	Total Ohio	53,298

	Oklahoma — 0.4%
	Other Revenue — 0.4%
2,125	Cleveland County Educational Facilities Authority, Moore Public Schools Project, Rev., 5.000%, 06/01/14 (w)	2,195
2,295	Oklahoma Capital Improvement Authority, Rev., 5.000%, 10/01/18	2,657
	Oklahoma County Finance Authority, Educational Facilities, Lease Western Heights Public School Project,
250	Rev., 4.000%, 09/01/18	268
325	Rev., 5.000%, 09/01/19	363
1,670	Tulsa County Industrial Authority, Broken Arrow Public School Project, Rev., 4.000%, 09/01/14	1,730

	Total Oklahoma	7,213

	Oregon — 0.5%
	Certificate of Participation/Lease — 0.2%
2,850	Oregon State Department of Administrative Services, Series A, COP, 5.000%, 05/01/15	3,068

	Other Revenue — 0.3%
5,030	City of Portland, Second Lien Water System, Series A, Rev., 5.000%, 10/01/14	5,290
1,000	Oregon State Facilities Authority, Providence Health & Services, Series A, Rev., 4.000%, 10/01/16 (w)	1,085

		6,375

	Total Oregon	9,443

	Pennsylvania — 6.2%
	General Obligation — 1.7%
1,250	City of Philadelphia, Series A, GO, 5.000%, 07/15/19	1,397
	Commonwealth of Pennsylvania, First Series,
9,300	GO, 5.000%, 06/01/18	10,725
2,200	GO, 5.000%, 07/01/18	2,541

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
11,900	Pennsylvania Second Refunding, GO, 5.000%, 07/01/19	13,822
	Philadelphia School District,
1,320	Series B, GO, 5.000%, 09/01/14	1,375
730	Series C, GO, 5.000%, 09/01/14	761

		30,621

	Other Revenue — 3.2%
	City of Philadelphia, Water & Wastewater,
2,150	Series A, Rev., 5.000%, 06/15/15	2,319
8,530	Series A, Rev., 5.000%, 01/01/20	9,729
1,225	Lancaster County Hospital Authority, Health System, Series B, Rev., 4.000%, 07/01/17	1,330
2,775	Lancaster County Solid Waste Management Authority, Rev., NATL-RE, 5.000%, 12/15/14	2,922
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation,
11,900	Series A, Rev., 5.000%, 07/01/17	13,603
14,950	Series B, Rev., 5.000%, 07/01/21	16,619
6,000	Series B, Rev., 5.000%, 01/01/23	6,425
3,000	Pennsylvania State Turnpike Commission, Series B, Rev., VAR, 0.710%, 06/01/14	3,005
1,000	Pennsylvania Turnpike Commission, Series C, Rev., 5.000%, 12/01/21	1,123
700	Philadelphia Redevelopment Authority, Neighborhood Transformation Initiative, Rev., 5.000%, 04/15/14	719
560	Swarthmore Borough Authority, Swarthmore College Project, Rev., 4.000%, 09/15/19	617

		58,411

	Prerefunded — 1.3%
6,025	Commonwealth of Pennsylvania, First Series, GO, NATL-RE, 5.000%, 02/01/14 (p)	6,145
5,675	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 03/01/17 (p)	6,447
2,350	Philadelphia School District, Series D, GO, FGIC, 5.125%, 06/01/14 (p)	2,437
5,000	State Public School Building Authority, Rev., FGIC, 5.000%, 11/15/14 (p)	5,282
	Warwick School District,
2,135	GO, FGIC, 5.000%, 03/01/14 (p)	2,186

		22,497

	Total Pennsylvania	111,529

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Puerto Rico — 0.2%
	Prerefunded — 0.2%
2,750	Commonwealth of Puerto Rico, Public Improvement, Series A, GO, 5.000%, 07/01/14 (p)	2,861

	South Carolina — 0.4%
	General Obligation — 0.4%
1,500	County of Charleston, Capital Improvement, Transportation Sales Tax, GO, 5.000%, 11/01/25	1,667
5,000	State of South Carolina, Series A, GO, 5.000%, 11/01/15	5,490

	Total South Carolina	7,157

	Tennessee — 1.1%
	Education — 0.1%
2,550	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University, Series A, Rev., 5.000%, 10/01/13	2,560

	General Obligation — 0.9%
2,330	County of Maury, GO, 4.000%, 04/01/17	2,561
	Shelby County,
5,000	Series A, GO, 5.000%, 03/01/17	5,659
85	Series A, GO, AMBAC, 5.000%, 04/01/15 (p)	91
6,915	Shelby County, Unrefunded Balance, Series A, GO, AMBAC, 5.000%, 04/01/15	7,410

		15,721

	Other Revenue — 0.1%
835	Clarksville Tennesse Water Sewer & Gas Refunding-Sub Lien, Rev., 4.000%, 02/01/17	908

	Total Tennessee	19,189

	Texas — 8.5%
	Education — 0.1%
	University of North Texas, Financing System,
1,250	Series A, Rev., 5.000%, 04/15/15	1,341
1,000	Series A, Rev., 5.000%, 04/15/16	1,108

		2,449

	General Obligation — 3.8%
1,000	Boerne Independent School District Building, GO, PSF-GTD, 5.000%, 02/01/23	1,133
	City of Colony,
620	GO, 5.000%, 08/15/19	707
610	GO, 5.000%, 08/15/20	695

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
	City of Denton,
2,890	GO, 2.000%, 02/15/14	2,913
1,000	GO, 4.000%, 02/15/16	1,079
	City of Fort Worth, Certificates of Obligation,
310	Series A, GO, 3.000%, 03/01/16 (w)	327
445	Series A, GO, 3.000%, 03/01/17 (w)	472
500	Series A, GO, 4.000%, 03/01/18 (w)	550
785	Series A, GO, 4.000%, 03/01/19 (w)	863
	City of Fort Worth, Refunding & Improvement, General Purpose,
450	GO, 3.000%, 03/01/16 (w)	475
870	GO, 3.000%, 03/01/17 (w)	923
1,000	GO, 4.000%, 03/01/18 (w)	1,100
1,060	GO, 4.000%, 03/01/19 (w)	1,166
2,805	City of Houston, Public Improvement, Series A, GO, 5.000%, 03/01/18	3,218
1,000	City of Killeen, GO, 5.000%, 08/01/21	1,146
5,000	Eagle Mountain & Saginaw Independent School District, School Building, GO, VAR, PSF-GTD, 2.500%, 08/01/14	5,095
1,435	Eanes Independent School District, School Building, GO, PSF-GTD, 3.000%, 08/01/14	1,472
4,000	Georgetown Independent School District, Refunding, GO, VAR, 4.750%, 08/01/15	4,297
	Goose Greek, Consolidated Independent School District, Schoolhouse,
600	GO, PSF-GTD, 5.000%, 02/15/20	698
1,275	GO, PSF-GTD, 5.000%, 02/15/21	1,482
1,500	Hurst-Euless-Bedford Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/14	1,569
	Judson Independent School District,
420	GO, PSF-GTD, 4.000%, 02/01/18	463
595	Series A, GO, PSF-GTD, 5.000%, 02/01/19	686
2,500	Katy Independent School District, School Building, Series C, GO, PSF-GTD, 5.000%, 02/15/15	2,670
	Northside Independent School District,
4,125	GO, VAR, 1.500%, 08/01/34	4,166
10,000	GO, VAR, PSF-GTD, 1.000%, 06/01/16	9,932
6,830	Series A, GO, VAR, PSF-GTD, 1.350%, 04/01/14	6,870
1,530	San Jacinto College District, Capital Appreciation, Limited Tax, Building, GO, Zero Coupon, 02/15/16	1,494
1,635	San Jacinto College District, Premium Capital Appreciation, Limited Tax, GO, Zero Coupon, 02/15/16	1,596

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	45

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
2,515	State of Texas, Public Financing Authority, Series A, GO, 5.000%, 10/01/14	2,646
1,000	State of Texas, Water Financial Assistance, Series E, GO, 4.000%, 08/01/14	1,035
	Township of Woodlands, Sales & Refunding,
2,080	GO, AGM, 5.000%, 03/01/15	2,218
2,180	GO, AGM, 5.000%, 03/01/16	2,396

		67,552

	Other Revenue — 3.6%
	City of Austin, Water and Wastewater System,
1,500	Rev., 5.000%, 11/15/15	1,647
9,655	Rev., 5.000%, 05/15/16	10,756
3,520	City of Dallas, Waterworks & Sewer System, Series A, Rev., 5.000%, 10/01/19	4,099
2,000	City of Houston, Hotel Occupancy, Series A, Rev., 5.000%, 09/01/14	2,091
1,400	City of San Antonio, GO, 5.000%, 02/01/16 (p)	1,546
1,355	City of San Antonio, Electric & Gas, Series A, Rev., 5.000%, 02/01/16 (p)	1,497
13,750	Grand Parkway Transportation Corp., System Toll Revenue, Series C, Rev., VAR, 2.000%, 10/01/17	13,844
500	Harris County Metropolitan Transit Authority, Series A, Rev., 5.000%, 11/01/16	563
	Harris County, Toll Road, Senior Lien,
3,200	Series A, Rev., VAR, 0.690%, 08/15/17	3,193
2,500	Series A, Rev., VAR, 0.840%, 08/15/18	2,495
	Lower Colorado River Authority,
7,690	Rev., 5.000%, 05/15/14	7,948
15	Rev., 5.000%, 05/15/14 (p)	15
60	Rev., 5.000%, 05/15/14 (p)	62
5	Rev., 5.000%, 05/15/16 (p)	6
15	Rev., 5.000%, 05/15/16 (p)	17
5,980	Lower Colorado River Authority, Unrefunded Balance, Rev., 5.000%, 05/15/16	6,632
970	North Harris County, Regional Water Authority, Senior Lien, Rev., 5.000%, 12/15/19	1,117
1,155	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	1,290
1,000	Tarrant County Cultural Education Facilities Finance Corp., Scott and White Health Care Project, Series A, Rev., 5.000%, 08/15/19	1,135
2,000	Texas Transportation Commission, Turnpike System First Tier, Series B, Rev., VAR, 1.250%, 02/15/15	2,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
1,940	Texas Woman’s University, Board of Regents, Revenue Financing System, Rev., 5.000%, 07/01/17	2,193

		64,146

	Prerefunded — 1.0%
2,265	City of Lubbock, GO, NATL-RE , 5.000%, 02/15/15 (p)	2,417
5,000	Harris County Flood Control District, Series A, GO, 5.250%, 10/01/14 (p)	5,271
3,000	North Texas Tollway Authority, Dallas North Tollway System, Series A, Rev., AGM, 5.000%, 01/01/15 (p)	3,183
	University of Texas,
4,425	Series B, Rev., 4.750%, 07/01/14 (p)	4,594
2,650	Series B, Rev., 5.000%, 07/01/15 (p)	2,872

		18,337

	Total Texas	152,484

	Utah — 0.9%
	General Obligation — 0.8%
3,000	Salt Lake County, Series C, GO, 5.000%, 12/15/14	3,185
	State of Utah,
4,925	GO, 5.000%, 07/01/21	5,789
4,855	Series C, GO, 5.000%, 07/01/18	5,643

		14,617

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
2,250	State of Utah, Recapitalization, Series B, Rev., 5.000%, 07/01/15	2,437

	Total Utah	17,054

	Virginia — 3.8%
	Education — 0.3%
5,185	Virginia College Building Authority, 21st Century College Equipment, Series A, Rev., 5.000%, 02/01/14	5,289

	General Obligation — 1.3%
1,200	Arlington County, Series D, GO, 5.000%, 08/01/17	1,379
3,485	Arlington County, Public Improvement, Series A, GO, 5.000%, 08/01/19	4,094
1,450	City of Norfolk, Capital Improvement, Series C, GO, 5.000%, 04/01/17 (p)	1,649
1,295	City of Virginia Beach, Public Improvement, Series A-1, GO, 5.000%, 03/15/17	1,471

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
2,000	County of Fairfax, Public Improvement, Series D, GO, 5.000%, 10/01/13	2,008
	Fairfax County, Public Improvement,
3,000	Series A, GO, 5.000%, 10/01/13	3,012
1,385	Series A, GO, 5.000%, 10/01/14	1,457
7,275	Series A, GO, 5.250%, 04/01/14	7,491
1,100	Loudoun County, Series A, GO, 5.000%, 07/01/14	1,144

		23,705

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
5,090	Virginia Beach Development Authority, Public Refunded, Series C, Rev., 5.000%, 08/01/18	5,871

	Other Revenue — 1.8%
	City of Norfolk, Water Revenue,
4,435	Rev., 5.000%, 11/01/17	5,101
1,340	Rev., 5.000%, 11/01/18	1,554
5,000	City of Richmond, Public Utility, Series B, Rev., 5.000%, 01/15/18	5,615
2,580	Commonwealth Transportation Board, Federal Transportation Grant, Series B, Rev., 5.000%, 09/15/15	2,819
	Roanoke EDA, Carilion Clinic Obligation Group,
1,000	Rev., 4.000%, 07/01/14	1,029
1,000	Rev., 5.000%, 07/01/15	1,076
	Virginia Commonwealth Transportation Board, Capital Projects,
3,465	Rev., 5.000%, 05/15/20	4,044
5,585	Series A-1, Rev., 5.000%, 05/15/16	6,231
2,900	Virginia Public School Authority, Special Obligation, Rev., 5.000%, 07/15/19	3,401
1,300	Virginia Resources Authority, Infrastructure & State Moral Obligation, Series B, Rev., 5.000%, 11/01/18	1,509

		32,379

	Water & Sewer — 0.1%
1,125	Virginia Resources Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/14	1,183

	Total Virginia	68,427

	Washington — 2.4%
	General Obligation — 2.1%
3,720	King County, Series C, GO, 5.000%, 01/01/16	4,096
1,865	Snohomish County School District No. 201 Snohomish, GO, 5.000%, 12/01/15	2,050

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
2,000	Snohomish County, Edmonds School District 15, GO, 5.000%, 12/01/19	2,315
7,905	State of Washington, Motor Vehicle Fuel Tax, Series C, GO, 5.000%, 07/01/16	8,839
	State of Washington, State & Local Agency Real & Personal Property,
4,005	Series D, COP, 5.000%, 07/01/18	4,576
3,125	Series D, COP, 5.000%, 07/01/19	3,585
	State of Washington, Various Purpose,
2,000	Series D, GO, AGM, 5.000%, 01/01/15 (p)	2,123
2,000	Series D, GO, AMBAC, 5.000%, 01/01/14 (p)	2,032
7,300	Series R, GO, 5.000%, 07/01/17	8,330

		37,946

	Other Revenue — 0.3%
4,560	University of Washington, Series C, Rev., 5.000%, 07/01/19	5,288

	Total Washington	43,234

	West Virginia — 0.1%
	Other Revenue — 0.1%
595	West Virginia Water Development Authority, Infrastructure Jobs Dev Council, Series A, Rev., 3.000%, 10/01/16	628
	West Virginia Water Development Authority, Loan Program II,
540	Series A-II, Rev., 3.000%, 11/01/16	571
555	Series B-II, Rev., 3.000%, 11/01/16	586

	Total West Virginia	1,785

	Wisconsin — 1.1%
	General Obligation — 0.8%
11,800	State of Wisconsin, Series B, GO, 5.000%, 05/01/17	13,408

	Other Revenue — 0.3%
5,465	Wisconsin Health and Educational Facilities Authority, Ascension Health Alliance Senior Credit Group, Series B-2, Rev., VAR, 4.000%, 05/30/19	5,888

	Total Wisconsin	19,296

	Total Municipal Bonds (Cost $1,597,859)	1,598,113

Weekly Demand Notes — 0.7%
	California — 0.1%
	Other Revenue — 0.1%
1,500	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VRDO, 1.010%, 09/05/13	1,509

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	47

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Oklahoma — 0.2%
	Other Revenue — 0.2%
2,700	Oklahoma Municipal Power Authority, SIFMA Index, Series A, Rev., VRDO, 0.860%, 09/05/13	2,700

	Pennsylvania — 0.4%
	Other Revenue — 0.4%
	Pennsylvania Turnpike Commission,
5,000	Series A, Rev., VRDO, 0.740%, 09/05/13	4,925
3,000	Series B, Rev., VRDO, 0.460%, 09/05/13	2,998

	Total Pennsylvania	7,923

	Total Weekly Demand Notes (Cost $12,126)	12,132

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 11.3%
	Investment Company — 11.3%
203,782	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $203,782)	203,782

	Total Investments — 101.0% (Cost $1,814,410)	1,814,673
	Liabilities in Excess of Other Assets — (1.0)%	(18,584)

	NET ASSETS — 100.0%	$1,796,089

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 96.8% (t)
	Alabama — 0.3%
	Other Revenue — 0.3%
1,000	Alabama Capital Region Solid Waste Disposal Authority, Tax-Exempt Solid Waste Disposal, IREP-Montgomery MRF, LLC Project, Rev., 4.500%, 06/15/34	904

	Alaska — 4.5%
	Certificate of Participation/Lease — 1.0%
2,750	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 6.000%, 09/01/28	3,168

	Utility — 3.5%
	Alaska Energy Authority Power, Bradley Lake Hydroelectric Project, Fourth Series,
3,485	Rev., AGM, 6.000%, 07/01/17	4,059
3,915	Rev., AGM, 6.000%, 07/01/19	4,663
2,500	Alaska Municipal Bond Bank Authority, Series 1, Rev., 5.750%, 09/01/33	2,735

		11,457

	Total Alaska	14,625

	California — 17.2%
	General Obligation — 6.5%
5,000	Los Angeles Unified School District, Series D, GO, 5.000%, 01/01/34	5,032
7,500	Mount San Antonio Community College District, Series A, GO, Zero Coupon, 08/01/43	3,138
50	Pomona Unified School District, Series A, GO, NATL-RE, 6.100%, 02/01/20	58
1,500	Riverside Public Financing Authority, COP, AGM, 5.000%, 06/01/33	1,414
3,000	Santa Maria Joint Union High School District, GO, Zero Coupon, 08/01/37	676
	State of California, Various Purpose,
5,000	GO, 5.000%, 09/01/42	4,962
5,000	GO, 6.500%, 04/01/33	5,810

		21,090

	Other Revenue — 2.9%
1,960	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health and Services, Rev., 6.500%, 10/01/38	2,227
325	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	370
6,000	San Fransisco City & County Public Utilities Commission, Water WSIP, Sub Series A, Rev., 5.000%, 11/01/30	6,249
500	Ventura County Public Financing Authority, Series A, Rev., 5.000%, 11/01/38	485

		9,331

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 0.8%
40	California Health Facilities Financing Authority, Providence Health and Services, Rev., 6.500%, 10/01/18 (p)	49
2,105	Los Angeles Harbor Department, Rev., 7.600%, 10/01/18 (p)	2,445

		2,494

	Special Tax — 1.4%
4,550	Sweetwater Union High School District, Public Financing Authority, Special Tax, Series A, Rev., AGM, 5.000%, 09/01/27	4,621

	Utility — 1.5%
2,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	2,159
2,500	Los Angeles Department of Water & Power, Power System, Sub Series A-1, Rev., 5.250%, 07/01/38	2,559

		4,718

	Water & Sewer — 4.1%
2,555	City of Oakland, Sewer System, Series A, Rev., AGM, 5.000%, 06/15/27	2,613
3,000	Metropolitan Water District of Southern California, Series A, Rev., 5.000%, 07/01/32	3,092
7,500	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 05/15/39	7,660

		13,365

	Total California	55,619

	Colorado — 3.8%
	Education — 0.5%
1,500	Regents of the University of Colorado, Series A, Rev., 5.375%, 06/01/38	1,606

	General Obligation — 0.6%
2,000	State of Colorado, Building Excellent Schools Today, Series G, COP, 5.000%, 03/15/32	2,032

	Other Revenue — 1.0%
	Regents of the University of Colorado,
1,050	Rev., 5.250%, 06/01/36	1,095
2,000	Series B, Rev., 5.000%, 06/01/41	2,021

		3,116

	Prerefunded — 1.1%
3,550	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	3,442

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	49

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Utility — 0.6%
	Colorado Water Resources & Power Development Authority,
1,000	Series A, Rev., AGC, 5.125%, 12/01/30	1,034
1,000	Series A, Rev., AGC, 5.250%, 12/01/38	1,010

		2,044

	Total Colorado	12,240

	Delaware — 1.8%
	Prerefunded — 1.8%
5,000	Delaware State Economic Development Authority, Osteopathic Hospital Association, Series A, Rev., 6.900%, 01/01/18 (p)	5,685

	District of Columbia — 1.8%
	General Obligation — 1.5%
3,965	District of Columbia, Series B, GO, NATL-RE, 6.000%, 06/01/19	4,746

	Other Revenue — 0.3%
	District of Columbia,
500	Series A, Rev., 6.000%, 07/01/43	502
500	Series A, Rev., 6.000%, 07/01/48	496

		998

	Total District of Columbia	5,744

	Florida — 2.6%
	General Obligation — 0.9%
2,415	Hillsborough County, Parks & Recreation Program, GO, NATL-RE, 5.250%, 07/01/25	2,822

	Other Revenue — 0.6%
2,000	Miami-Dade County, Subordinate Special Obligation, Series B, Rev., 5.000%, 10/01/37	1,921

	Transportation — 1.1%
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., NATL-RE, FGIC, 6.000%, 10/01/18	3,723

	Total Florida	8,466

	Georgia — 6.3%
	Hospital — 1.6%
5,000	Dalton Development Authority, Hamilton Health Care System, Rev., NATL-RE, 5.500%, 08/15/26	5,314

	Other Revenue — 1.0%
3,225	Fulton County, Water & Sewerage, Rev., 5.000%, 01/01/28	3,403

	Special Tax — 3.7%
10,485	Metropolitan Atlanta Rapid Transit Authority, Series P, Rev., AMBAC, 6.250%, 07/01/20	11,825

	Total Georgia	20,542

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hawaii — 0.9%
	Other Revenue — 0.9%
2,000	City & County of Honolulu, Wastewater System, Series A, Rev., 5.000%, 07/01/37	2,040
1,000	State of Hawaii, Highway, Series A, Rev., 5.000%, 01/01/32	1,035

	Total Hawaii	3,075

	Idaho — 0.3%
	Other Revenue — 0.3%
1,000	Boise State University, Series A, Rev., 5.000%, 04/01/42	1,008

	Illinois — 8.8%
	Education — 0.9%
2,510	Cook County Community High School District No. 219-Niles Township, Unrefunded Balance, GO, NATL-RE, FGIC, 8.000%, 12/01/15	2,915

	General Obligation — 1.5%
2,000	Cook County Forest Preserve District, Limited Tax, Series B, GO, 5.000%, 12/15/37	2,002
3,000	State of Illinois, GO, 5.500%, 07/01/38	2,833

		4,835

	Other Revenue — 1.5%
1,500	Chicago O’Hare International Airport, General Airport, Third Lien, Series A, Rev., 5.750%, 01/01/39	1,532
3,500	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.000%, 10/01/51	3,291

		4,823

	Prerefunded — 1.2%
1,750	Chicago Public Building Commission, Board of Education, Series A, Rev., NATL-RE, 7.000%, 01/01/20 (p)	2,212
1,480	Cook County Community High School District No. 219-Niles Township, GO, FGIC, 8.000%, 12/01/15 (p)	1,729

		3,941

	Transportation — 3.7%
	Regional Transportation Authority,
6,000	Rev., NATL-RE, 6.500%, 07/01/30	7,023
4,000	Series D, Rev., NATL-RE, FGIC, 7.750%, 06/01/19	4,787

		11,810

	Total Illinois	28,324

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Indiana — 1.9%
	Certificate of Participation/Lease — 0.3%
850	Beech Grove School Building Corp., First Mortgage, GO, NATL-RE, 6.250%, 07/05/16 (m)	923

	Other Revenue — 1.6%
5,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 5.000%, 02/01/30	5,241

	Total Indiana	6,164

	Iowa — 1.0%
	Other Revenue — 1.0%
3,055	Iowa Finance Authority, State Revolving Fund, Rev., 5.000%, 08/01/29	3,293

	Kansas — 1.0%
	General Obligation — 1.0%
3,050	Johnson County Unified School District No. 232, Series A, GO, AGM, 5.250%, 09/01/23	3,307

	Louisiana — 0.5%
	Other Revenue — 0.5%
825	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 4.000%, 05/01/35	741
1,000	Tobacco Settlement Financing Corp., Series A, Rev., 5.250%, 05/15/35	939

	Total Louisiana	1,680

	Maine — 2.0%
	Transportation — 2.0%
	Maine Turnpike Authority,
2,995	Rev., 6.000%, 07/01/34	3,395
2,680	Rev., 6.000%, 07/01/38	3,034

	Total Maine	6,429

	Massachusetts — 2.2%
	Education — 0.5%
1,495	Massachusetts School Building Authority, Series A, Rev., AMBAC, 5.000%, 08/15/37	1,507

	General Obligation — 1.7%
5,000	Commonwealth of Massachusetts, Series B, GO, 5.000%, 08/01/25	5,531

	Total Massachusetts	7,038

	Michigan — 1.1%
	Other Revenue — 1.1%
	City of Grand Rapids, County of Kent, Sanitary Sewer System,
500	Rev., 5.000%, 01/01/24	552
1,500	Rev., 5.000%, 01/01/34	1,538

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
1,500	Michigan State Trunk Line, Rev., 5.000%, 11/15/36	1,494

	Total Michigan	3,584

	Mississippi — 0.4%
	Other Revenue — 0.4%
1,000	Mississippi Development Bank, Water & Sewer System, Special Obligation, Rev., AGM, 6.875%, 12/01/40	1,179

	Montana — 0.1%
	Certificate of Participation/Lease — 0.1%
400	City of Helena, COP, 5.000%, 01/01/29	415

	New Jersey — 2.9%
	Housing — 0.9%
2,955	New Jersey Housing & Mortgage Finance Agency, Series AA, Rev., 6.375%, 10/01/28	3,098

	Transportation — 2.0%
25,000	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems, Series A, Rev., Zero Coupon, 12/15/36	6,352

	Total New Jersey	9,450

	New York — 11.6%
	Housing — 1.0%
3,000	Tobacco Settlement Financing Corp., Asset-Backed, Series B-1C, Rev., 5.500%, 06/01/21	3,013

	Other Revenue — 0.6%
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series EE, Rev., 5.000%, 06/15/47	1,000
1,000	New York State Dormitory Authority, State University Educational Facilities Issue, Third General Resolution, Series A, Rev., 5.000%, 05/15/30	1,032

		2,032

	Transportation — 8.3%
24,750	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	26,827

	Water & Sewer — 1.7%
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	5,510

	Total New York	37,382

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	51

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Ohio — 0.9%
	General Obligation — 0.5%
	Richland County, Correctional Facilities Improvement,
500	GO, AGC, 5.875%, 12/01/24	546
400	GO, AGC, 6.000%, 12/01/28	427
250	GO, AGC, 6.125%, 12/01/33	264
400	GO, AGC, 6.125%, 12/01/38	419

		1,656

	Other Revenue — 0.4%
1,000	County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group, Series A, Rev., 5.500%, 07/01/39	958
495	Franklin County, Hospital Facilities, Ohio Health Corp., Rev., 4.000%, 05/15/43	393

		1,351

	Total Ohio	3,007

	Oklahoma — 0.6%
	Water & Sewer — 0.6%
2,000	Oklahoma City Water Utilities Trust, Water and Sewer System, Series A, Rev., LOC: State Street Bank & Trust Co., 5.000%, 07/01/34	2,066

	South Carolina — 6.6%
	General Obligation — 3.3%
9,515	Laurens County School District No. 056, GO, AGC, SCSDE, 6.125%, 03/01/33	10,777

	Prerefunded — 1.5%
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.750%, 01/01/20 (p)	4,941

	Utility — 1.8%
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	5,664

	Total South Carolina	21,382

	South Dakota — 0.8%
	Other Revenue — 0.7%
470	Heartland Consumers Power District, Rev., AGM, 6.000%, 01/01/14 (p)	479
1,585	Heartland Consumers Power District, Unrefunded Balance, Rev., AGM, 6.000%, 01/01/17	1,740

		2,219

	Prerefunded — 0.1%
321	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	345

	Total South Dakota	2,564

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — 11.4%
	General Obligation — 1.5%
535	City of Carrollton, GO, 5.000%, 08/15/26	575
2,200	City of Forney, Independent School District, Series A, GO, PSF-GTD, 5.750%, 08/15/33	2,457
1,685	New Caney Independent School District, GO, PSF-GTD, 5.000%, 02/15/42	1,721

		4,753

	Hospital — 1.4%
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18 (p)	4,506

	Other Revenue — 2.9%
1,965	Dallas-Fort Worth International Airport, Facilities Improvement, Series A, Rev., 5.000%, 11/01/42	1,866
5,500	Grand Parkway Transportation Corp., Grand Parkway System Toll, Subordinate Tier Toll, Series B, Rev., 5.000%, 04/01/53	5,050
455	Lower Colorado River Authority, Unrefunded Balance, Rev., 5.750%, 05/15/28	480
2,000	North Texas Tollway Authority, Special Projects System, Series A, Rev., 6.000%, 09/01/41	2,176

		9,572

	Prerefunded — 2.4%
2,500	City of Houston, Water and Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,030
2,890	City of San Antonio, Electric & Gas Systems, Rev., 5.000%, 02/01/17 (p)	3,097
1,500	Harris County Health Facilities Development Corp., Children Hospital Project, Rev., 5.500%, 10/01/19 (p)	1,745

		7,872

	Utility — 1.7%
5,000	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/16	5,387

	Water & Sewer — 1.5%
4,435	Canyon Regional Water Authority, Wells Ranch Project, Rev., AMBAC, 5.125%, 08/01/25	4,748

	Total Texas	36,838

	Washington — 3.5%
	Education — 2.0%
5,430	Western Washington University, Housing & Dining, Junior Lien, Series A, Rev., AMBAC, 5.500%, 10/01/22	6,439

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Hospital — 1.5%
5,000	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.000%, 08/15/34	4,787

	Total Washington	11,226

	Total Municipal Bonds (Cost $296,603)	313,236

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.0%
	Investment Company — 2.0%
6,343	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $6,343)	6,343

	Total Investments — 98.8% (Cost $302,946)	319,579
	Other Assets in Excess of Liabilities — 1.2%	3,739

	NET ASSETS — 100.0%	$323,318

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(5)	30 Year U.S. Interest Rate Swap	09/16/13	$(432)	$15
(24)	10 Year U.S. Treasury Note	12/19/13	(2,983)	(1)
(16)	U.S. Long Bond	12/19/13	(2,110)	(13)
(16)	5 Year U.S. Treasury Note	12/31/13	(1,915)	(2)

				$(1)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	53

J.P. Morgan Municipal Bond Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

ACA	— Insured by American Capital Access
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
CMO	— Collateralized Mortgage Obligation
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
ICC	— Insured Custody Certificates
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
MTGS	— Mortgages
NATL	— Insured by National Public Finance Guarantee Corp.
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RE	— Reinsured
REMIC	— Real Estate Mortgage Investment Conduits
Rev.	— Revenue
SCSDE	— South Carolina School District Enhancement

VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2013.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2013.
XLCA	— Insured by XL Capital Assurance

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of August 31, 2013.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and unfunded commitments.

(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— When-issued security.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands, except per share amounts)

	Arizona Municipal Bond Fund	Michigan Municipal Bond Fund	Municipal Income Fund
ASSETS:
Investments in non-affiliates, at value	$81,689	$74,751	$410,816
Investments in affiliates, at value	736	418	1,846

Total investment securities, at value	82,425	75,169	412,662
Receivables:
Investment securities sold	—	—	1,249
Fund shares sold	43	8	324
Interest and dividends from non-affiliates	785	883	5,160

Total Assets	83,253	76,060	419,395

LIABILITIES:
Payables:
Distributions	54	53	889
Fund shares redeemed	67	166	14,102
Accrued liabilities:
Investment advisory fees	22	20	111
Administration fees	4	6	32
Shareholder servicing fees	9	6	73
Distribution fees	14	12	27
Custodian and accounting fees	4	4	1
Trustees’ and Chief Compliance Officer’s fees	—	—	—	(a)
Audit fees	21	21	21
Other	4	4	10

Total Liabilities	199	292	15,266

Net Assets	$83,054	$75,768	$404,129

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	55

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Arizona Municipal Bond Fund	Michigan Municipal Bond Fund	Municipal Income Fund
NET ASSETS:
Paid-in-Capital	$78,486	$73,110	$394,336
Accumulated undistributed (distributions in excess of) net investment income	75	189	391
Accumulated net realized gains (losses)	708	273	4,152
Net unrealized appreciation (depreciation)	3,785	2,196	5,250

Total Net Assets	$83,054	$75,768	$404,129

Net Assets:
Class A	$25,353	$34,829	$67,648
Class B	252	481	119
Class C	12,601	5,562	17,735
Select Class	44,848	34,896	318,627

Total	$83,054	$75,768	$404,129

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,678	3,414	6,874
Class B	26	50	12
Class C	1,321	581	1,817
Select Class	4,677	3,426	32,564

Net Asset Value (a):
Class A — Redemption price per share	$9.47	$10.20	$9.84
Class B — Offering price per share (b)	9.59	9.60	9.79
Class C — Offering price per share (b)	9.54	9.57	9.76
Select Class — Offering and redemption price per share	9.59	10.19	9.78
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$9.84	$10.60	$10.22

Cost of investments in non-affiliates	$77,904	$72,555	$405,566
Cost of investments in affiliates	736	418	1,846

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

	Ohio Municipal Bond Fund		Short-Intermediate Municipal Bond Fund	Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$199,708		$1,610,891	$313,236
Investments in affiliates, at value	4,045		203,782	6,343

Total investment securities, at value	203,753		1,814,673	319,579
Deposits at broker for futures contracts	—		—	120
Receivables:
Investment securities sold	—		7,531	—
Fund shares sold	153		44,854	1,055
Interest and dividends from non-affiliates	2,227		16,446	3,893
Dividends from affiliates	—	(a)	2	—	(a)
Prepaid expenses and other assets	—		158	30

Total Assets	206,133		1,883,664	324,677

LIABILITIES:
Payables:
Distributions	127		1,088	423
Investment securities purchased	1,617		83,503	—
Fund shares redeemed	491		2,340	729
Variation margin on futures contracts	—		—	2
Accrued liabilities:
Investment advisory fees	53		293	82
Administration fees	15		—	20
Shareholder servicing fees	31		267	28
Distribution fees	41		31	53
Custodian and accounting fees	4		4	—
Trustees’ and Chief Compliance Officer’s fees	—		1	—	(a)
Audit fees	22		23	21
Other	11		25	1

Total Liabilities	2,412		87,575	1,359

Net Assets	$203,721		$1,796,089	$323,318

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	57

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Ohio Municipal Bond Fund	Short-Intermediate Municipal Bond Fund	Tax Free Bond Fund
NET ASSETS:
Paid-in-Capital	$195,986	$1,817,170	$306,298
Accumulated undistributed (distributions in excess of) net investment income	190	519	391
Accumulated net realized gains (losses)	(15)	(21,863)	(3)
Net unrealized appreciation (depreciation)	7,560	263	16,632

Total Net Assets	$203,721	$1,796,089	$323,318

Net Assets:
Class A	$72,637	$64,200	$139,134
Class B	709	125	848
Class C	36,423	25,753	32,744
Institutional Class	—	405,308	—
Select Class	93,952	1,300,703	150,592

Total	$203,721	$1,796,089	$323,318

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	6,662	6,150	11,712
Class B	64	12	71
Class C	3,326	2,448	2,775
Institutional Class	—	38,625	—
Select Class	8,671	124,267	12,716

Net Asset Value (a):
Class A — Redemption price per share	$10.90	$10.44	$11.88
Class B — Offering price per share (b)	11.01	10.54	11.84
Class C — Offering price per share (b)	10.95	10.52	11.80
Institutional Class — Offering and redemption price per share	—	10.49	—
Select Class — Offering and redemption price per share	10.84	10.47	11.84
Class A maximum sales charge	3.75%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.32	$10.68	$12.34

Cost of investments in non-affiliates	$192,148	$1,610,628	$296,603
Cost of investments in affiliates	4,045	203,782	6,343

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

	Arizona Municipal Bond Fund	Michigan Municipal Bond Fund	Municipal Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,727	$1,769	$9,492
Dividend income from non-affiliates	—	—	168

Total investment income	1,727	1,769	9,660

EXPENSES:
Investment advisory fees	149	136	805
Administration fees	42	38	226
Distribution fees:
Class A	39	51	100
Class B	1	2	1
Class C	65	32	89
Shareholder servicing fees:
Class A	39	51	100
Class B	— (a)	1	— (a)
Class C	22	11	30
Select Class	63	50	540
Custodian and accounting fees	19	18	15
Interest expense to affiliates	— (a)	— (a)	— (a)
Professional fees	19	19	21
Trustees’ and Chief Compliance Officer’s fees	1	1	3
Printing and mailing costs	3	3	10
Registration and filing fees	10	6	23
Transfer agent fees	16	12	21
Other	3	4	9

Total expenses	491	435	1,993

Less amounts waived	(62)	(58)	(138)

Net expenses	429	377	1,855

Net investment income (loss)	1,298	1,392	7,805

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	647	46	5,564

Change in net unrealized appreciation/depreciation of investments in non-affiliates	(5,343)	(5,389)	(34,754)

Net realized/unrealized gains (losses)	(4,696)	(5,343)	(29,190)

Change in net assets resulting from operations	$(3,398)	$(3,951)	$(21,385)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	59

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Ohio Municipal Bond Fund	Short-Intermediate Municipal Bond Fund	Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,312	$9,756	$8,843
Dividend income from affiliates	— (a)	4	1

Total investment income	4,312	9,760	8,844

EXPENSES:
Investment advisory fees	356	1,763	612
Administration fees	100	595	172
Distribution fees:
Class A	106	87	219
Class B	4	— (a)	4
Class C	185	115	184
Shareholder servicing fees:
Class A	106	87	219
Class B	1	— (a)	1
Class C	62	38	61
Institutional Class	—	156	—
Select Class	127	1,248	229
Custodian and accounting fees	16	27	7
Professional fees	20	24	20
Trustees’ and Chief Compliance Officer’s fees	1	8	3
Printing and mailing costs	7	22	6
Registration and filing fees	9	33	57
Transfer agent fees	30	31	42
Other	5	16	6

Total expenses	1,135	4,250	1,842

Less amounts waived	(74)	(967)	(310)

Net expenses	1,061	3,283	1,532

Net investment income (loss)	3,251	6,477	7,312

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(33)	(2,117)	(930)
Futures	—	—	919

Net realized gain (loss)	(33)	(2,117)	(11)

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(12,503)	(23,366)	(31,193)
Futures	—	—	(350)

Change in net unrealized appreciation/depreciation	(12,503)	(23,366)	(31,543)

Net realized/unrealized gains (losses)	(12,536)	(25,483)	(31,554)

Change in net assets resulting from operations	$(9,285)	$(19,006)	$(24,242)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Arizona Municipal Bond Fund		Michigan Municipal Bond Fund		Municipal Income Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,298	$2,828	$1,392	$3,107	$7,805	$20,057
Net realized gain (loss)	647	172	46	227	5,564	6,737
Distributions of capital gains received from investment company non-affiliates	—	— (a)	—	— (a)	—	— (a)
Change in net unrealized appreciation/depreciation	(5,343)	(125)	(5,389)	68	(34,754)	(2,835)

Change in net assets resulting from operations	(3,398)	2,875	(3,951)	3,402	(21,385)	23,959

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(406)	(820)	(642)	(1,300)	(1,107)	(2,441)
From net realized gains	—	(185)	—	(428)	—	—
Class B
From net investment income	(3)	(11)	(8)	(23)	(2)	(16)
From net realized gains	—	(2)	—	(7)	—	—
Class C
From net investment income	(163)	(363)	(113)	(222)	(265)	(592)
From net realized gains	—	(111)	—	(99)	—	—
Select Class
From net investment income	(720)	(1,558)	(685)	(1,312)	(6,442)	(16,542)
From net realized gains	—	(301)	—	(384)	—	—

Total distributions to shareholders	(1,292)	(3,351)	(1,448)	(3,775)	(7,816)	(19,591)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(17,941)	(7,220)	(16,384)	(636)	(163,375)	(142,871)

NET ASSETS:
Change in net assets	(22,631)	(7,696)	(21,783)	(1,009)	(192,576)	(138,503)
Beginning of period	105,685	113,381	97,551	98,560	596,705	735,208

End of period	$83,054	$105,685	$75,768	$97,551	$404,129	$596,705

Accumulated undistributed (distributions in excess of) net investment income	$75	$69	$189	$245	$391	$402

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	61

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Ohio Municipal Bond Fund		Short-Intermediate Municipal Bond Fund		Tax Free Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,251	$6,851	$6,477	$12,752	$7,312	$16,494
Net realized gain (loss)	(33)	24	(2,117)	(86)	(11)	1,226
Distributions of capital gains received from investment company non-affiliates	—	— (a)	—	— (a)	—	— (a)
Change in net unrealized appreciation/depreciation	(12,503)	181	(23,366)	(3,122)	(31,543)	1,898

Change in net assets resulting from operations	(9,285)	7,056	(19,006)	9,544	(24,242)	19,618

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,154)	(2,453)	(222)	(622)	(3,267)	(6,765)
From net realized gains	—	(43)	—	—	—	—
Class B
From net investment income	(10)	(35)	— (a)	— (a)	(17)	(39)
From net realized gains	—	(1)	—	—	—	—
Class C
From net investment income	(523)	(1,154)	(24)	(93)	(746)	(1,474)
From net realized gains	—	(26)	—	—	—	—
Institutional Class
From net investment income	—	—	(1,678)	(2,850)	—	—
Select Class
From net investment income	(1,555)	(3,029)	(4,376)	(8,803)	(3,616)	(7,466)
From net realized gains	—	(50)	—	—	—	—

Total distributions to shareholders	(3,242)	(6,791)	(6,300)	(12,368)	(7,646)	(15,744)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(34,929)	10,007	515,845	181,973	(102,177)	17,865

NET ASSETS:
Change in net assets	(47,456)	10,272	490,539	179,149	(134,065)	21,739
Beginning of period	251,177	240,905	1,305,550	1,126,401	457,383	435,644

End of period	$203,721	$251,177	$1,796,089	$1,305,550	$323,318	$457,383

Accumulated undistributed (distributions in excess of) net investment income	$190	$181	$519	$342	$391	$725

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

	Arizona Municipal Bond Fund		Michigan Municipal Bond Fund		Municipal Income Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,585	$6,194	$2,245	$4,928	$4,738	$10,559
Distributions reinvested	386	975	628	1,694	1,082	2,370
Cost of shares redeemed	(8,429)	(6,298)	(10,859)	(6,232)	(20,613)	(17,118)

Change in net assets resulting from Class A capital transactions	$(6,458)	$871	$(7,986)	$390	$(14,793)	$(4,189)

Class B
Proceeds from shares issued	$—	$3	$—	$60	$—	$3
Distributions reinvested	2	13	7	30	2	15
Cost of shares redeemed	(162)	(385)	(172)	(823)	(234)	(912)

Change in net assets resulting from Class B capital transactions	$(160)	$(369)	$(165)	$(733)	$(232)	$(894)

Class C
Proceeds from shares issued	$1,158	$5,399	$661	$4,086	$604	$4,902
Distributions reinvested	161	471	113	317	239	522
Cost of shares redeemed	(7,936)	(3,988)	(4,958)	(1,571)	(8,050)	(6,196)

Change in net assets resulting from Class C capital transactions	$(6,617)	$1,882	$(4,184)	$2,832	$(7,207)	$(772)

Select Class
Proceeds from shares issued	$3,487	$5,741	$2,933	$3,912	$18,488	$78,230
Distributions reinvested	422	1,045	303	691	394	743
Cost of shares redeemed	(8,615)	(16,390)	(7,285)	(7,728)	(160,025)	(215,989)

Change in net assets resulting from Select Class capital transactions	$(4,706)	$(9,604)	$(4,049)	$(3,125)	$(141,143)	$(137,016)

Total change in net assets resulting from capital transactions	$(17,941)	$(7,220)	$(16,384)	$(636)	$(163,375)	$(142,871)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	63

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Arizona Municipal Bond Fund		Michigan Municipal Bond Fund		Municipal Income Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	161	618	214	452	470	1,014
Reinvested	40	98	59	155	107	228
Redeemed	(873)	(630)	(1,031)	(572)	(2,044)	(1,645)

Change in Class A Shares	(672)	86	(758)	35	(1,467)	(403)

Class B
Issued	—	— (a)	—	6	—	1
Reinvested	— (a)	1	1	3	— (a)	1
Redeemed	(16)	(37)	(18)	(80)	(23)	(88)

Change in Class B Shares	(16)	(36)	(17)	(71)	(23)	(86)

Class C
Issued	118	536	66	398	59	476
Reinvested	16	47	11	31	24	51
Redeemed	(813)	(397)	(502)	(153)	(808)	(601)

Change in Class C Shares	(679)	186	(425)	276	(725)	(74)

Select Class
Issued	351	568	274	360	1,831	7,582
Reinvested	43	103	29	64	39	72
Redeemed	(876)	(1,621)	(700)	(711)	(15,992)	(20,893)

Change in Select Class Shares	(482)	(950)	(397)	(287)	(14,122)	(13,239)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

	Ohio Municipal Bond Fund		Short-Intermediate Municipal Bond Fund		Tax Free Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$4,576	$13,091	$12,214	$29,077	$12,238	$51,218
Distributions reinvested	1,040	2,222	216	605	3,132	6,406
Cost of shares redeemed	(19,358)	(11,622)	(20,583)	(36,760)	(61,466)	(43,739)

Change in net assets resulting from Class A capital transactions	$(13,742)	$3,691	$(8,153)	$(7,078)	$(46,096)	$13,885

Class B
Proceeds from shares issued	$1	$84	$51	$— (a)	$— (a)	$50
Distributions reinvested	9	34	— (a)	— (a)	15	36
Cost of shares redeemed	(584)	(1,007)	— (a)	(96)	(334)	(423)

Change in net assets resulting from Class B capital transactions	$(574)	$(889)	$51	$(96)	$(319)	$(337)

Class C
Proceeds from shares issued	$1,768	$10,621	$3,011	$16,920	$4,741	$28,784
Distributions reinvested	512	1,157	24	91	724	1,417
Cost of shares redeemed	(18,671)	(8,113)	(12,076)	(25,100)	(26,184)	(13,874)

Change in net assets resulting from Class C capital transactions	$(16,391)	$3,665	$(9,041)	$(8,089)	$(20,719)	$16,327

Institutional Class
Proceeds from shares issued	$—	$—	$243,361	$191,934	$—	$—
Distributions reinvested	—	—	26	147	—	—
Cost of shares redeemed	—	—	(104,873)	(169,233)	—	—

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$138,514	$22,848	$—	$—

Select Class
Proceeds from shares issued	$9,290	$21,202	$644,694	$609,118	$9,401	$34,037
Distributions reinvested	895	1,728	391	762	817	1,262
Cost of shares redeemed	(14,407)	(19,390)	(250,611)	(435,492)	(45,261)	(47,309)

Change in net assets resulting from Select Class capital transactions	$(4,222)	$3,540	$394,474	$174,388	$(35,043)	$(12,010)

Total change in net assets resulting from capital transactions	$(34,929)	$10,007	$515,845	$181,973	$(102,177)	$17,865

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	65

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Ohio Municipal Bond Fund		Short-Intermediate Municipal Bond Fund		Tax Free Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	400	1,139	1,160	2,735	981	3,983
Reinvested	93	193	21	57	252	499
Redeemed	(1,719)	(1,010)	(1,954)	(3,458)	(4,959)	(3,402)

Change in Class A Shares	(1,226)	322	(773)	(666)	(3,726)	1,080

Class B
Issued	— (a)	8	5	— (a)	— (a)	3
Reinvested	1	3	— (a)	— (a)	1	3
Redeemed	(52)	(87)	— (a)	(9)	(27)	(33)

Change in Class B Shares	(51)	(76)	5	(9)	(26)	(27)

Class C
Issued	155	919	282	1,579	376	2,253
Reinvested	45	100	2	9	58	111
Redeemed	(1,669)	(701)	(1,134)	(2,344)	(2,132)	(1,084)

Change in Class C Shares	(1,469)	318	(850)	(756)	(1,698)	1,280

Institutional Class
Issued	—	—	22,997	17,962	—	—
Reinvested	—	—	2	14	—	—
Redeemed	—	—	(9,893)	(15,841)	—	—

Change in Institutional Class Shares	—	—	13,106	2,135	—	—

Select Class
Issued	826	1,852	61,231	57,149	755	2,652
Reinvested	80	151	37	71	66	98
Redeemed	(1,296)	(1,695)	(23,712)	(40,854)	(3,679)	(3,691)

Change in Select Class Shares	(390)	308	37,556	16,366	(2,858)	(941)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	67

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Arizona Municipal Bond Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$9.94	$0.13	(f)	$(0.47)	$(0.34)	$(0.13)	$—	$(0.13)
Year Ended February 28, 2013	9.99	0.26	(f)	— (g)	0.26	(0.25)	(0.06)	(0.31)
Year Ended February 29, 2012	9.58	0.28		0.54	0.82	(0.29)	(0.12)	(0.41)
Year Ended February 28, 2011	9.80	0.27		(0.15)	0.12	(0.29)	(0.05)	(0.34)
Year Ended February 28, 2010	9.58	0.31		0.22	0.53	(0.31)	—	(0.31)
Year Ended February 28, 2009	9.30	0.33		0.28	0.61	(0.33)	—	(0.33)

Class B
Six Months Ended August 31, 2013 (Unaudited)	10.07	0.10	(f)	(0.48)	(0.38)	(0.10)	—	(0.10)
Year Ended February 28, 2013	10.11	0.20	(f)	0.01	0.21	(0.19)	(0.06)	(0.25)
Year Ended February 29, 2012	9.70	0.22		0.54	0.76	(0.23)	(0.12)	(0.35)
Year Ended February 28, 2011	9.92	0.22		(0.16)	0.06	(0.23)	(0.05)	(0.28)
Year Ended February 28, 2010	9.69	0.25		0.22	0.47	(0.24)	—	(0.24)
Year Ended February 28, 2009	9.39	0.26		0.30	0.56	(0.26)	—	(0.26)

Class C
Six Months Ended August 31, 2013 (Unaudited)	10.01	0.10	(f)	(0.47)	(0.37)	(0.10)	—	(0.10)
Year Ended February 28, 2013	10.06	0.20	(f)	— (g)	0.20	(0.19)	(0.06)	(0.25)
Year Ended February 29, 2012	9.65	0.22		0.54	0.76	(0.23)	(0.12)	(0.35)
Year Ended February 28, 2011	9.87	0.22		(0.16)	0.06	(0.23)	(0.05)	(0.28)
Year Ended February 28, 2010	9.65	0.25		0.22	0.47	(0.25)	—	(0.25)
Year Ended February 28, 2009	9.37	0.27		0.28	0.55	(0.27)	—	(0.27)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	10.07	0.14	(f)	(0.48)	(0.34)	(0.14)	—	(0.14)
Year Ended February 28, 2013	10.11	0.29	(f)	0.01	0.30	(0.28)	(0.06)	(0.34)
Year Ended February 29, 2012	9.69	0.32		0.53	0.85	(0.31)	(0.12)	(0.43)
Year Ended February 28, 2011	9.91	0.32		(0.18)	0.14	(0.31)	(0.05)	(0.36)
Year Ended February 28, 2010	9.68	0.34		0.22	0.56	(0.33)	—	(0.33)
Year Ended February 28, 2009	9.39	0.35		0.29	0.64	(0.35)	—	(0.35)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$9.47	(3.42)%	$25,353	0.88%	2.60%	1.03%	3%
9.94	2.63	33,300	0.88	2.58	1.02	7
9.99	8.66	32,591	0.88	2.89	1.01	6
9.58	1.23	35,413	0.88	2.88	1.01	8
9.80	5.59	48,783	0.87	3.14	1.01	14
9.58	6.64	45,037	0.88	3.42	1.02	25

9.59	(3.78)	252	1.52	1.95	1.53	3
10.07	2.02	424	1.52	1.97	1.52	7
10.11	7.89	794	1.51	2.26	1.51	6
9.70	0.58	818	1.50	2.26	1.51	8
9.92	4.94	1,191	1.50	2.51	1.51	14
9.69	6.09	1,243	1.51	2.79	1.52	25

9.54	(3.74)	12,601	1.52	1.95	1.53	3
10.01	1.97	20,027	1.52	1.94	1.52	7
10.06	7.93	18,249	1.51	2.26	1.51	6
9.65	0.60	18,163	1.50	2.25	1.51	8
9.87	4.90	24,729	1.50	2.48	1.51	14
9.65	5.98	11,258	1.52	2.78	1.52	25

9.59	(3.37)	44,848	0.63	2.85	0.78	3
10.07	2.95	51,934	0.63	2.84	0.77	7
10.11	8.92	61,747	0.63	3.14	0.76	6
9.69	1.46	69,314	0.63	3.13	0.76	8
9.91	5.89	86,413	0.62	3.40	0.76	14
9.68	6.94	95,546	0.63	3.68	0.77	25

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	69

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Michigan Municipal Bond Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$10.84	$0.16	(f)	$(0.63)	$(0.47)	$(0.17)	$—	$(0.17)
Year Ended February 28, 2013	10.88	0.34	(f)	0.03	0.37	(0.31)	(0.10)	(0.41)
Year Ended February 29, 2012	10.52	0.37	(f)	0.61	0.98	(0.41)	(0.21)	(0.62)
Year Ended February 28, 2011	10.77	0.37	(f)	(0.24)	0.13	(0.34)	(0.04)	(0.38)
Year Ended February 28, 2010	10.52	0.38	(f)	0.25	0.63	(0.38)	—	(0.38)
Year Ended February 28, 2009	10.36	0.38	(f)	0.16	0.54	(0.38)	—	(0.38)

Class B
Six Months Ended August 31, 2013 (Unaudited)	10.22	0.12	(f)	(0.60)	(0.48)	(0.14)	—	(0.14)
Year Ended February 28, 2013	10.28	0.26	(f)	0.02	0.28	(0.24)	(0.10)	(0.34)
Year Ended February 29, 2012	9.98	0.29	(f)	0.56	0.85	(0.34)	(0.21)	(0.55)
Year Ended February 28, 2011	10.23	0.29	(f)	(0.22)	0.07	(0.28)	(0.04)	(0.32)
Year Ended February 28, 2010	10.01	0.30	(f)	0.24	0.54	(0.32)	—	(0.32)
Year Ended February 28, 2009	9.88	0.30	(f)	0.15	0.45	(0.32)	—	(0.32)

Class C
Six Months Ended August 31, 2013 (Unaudited)	10.18	0.12	(f)	(0.59)	(0.47)	(0.14)	—	(0.14)
Year Ended February 28, 2013	10.25	0.25	(f)	0.03	0.28	(0.25)	(0.10)	(0.35)
Year Ended February 29, 2012	9.95	0.28	(f)	0.58	0.86	(0.35)	(0.21)	(0.56)
Year Ended February 28, 2011	10.20	0.29	(f)	(0.22)	0.07	(0.28)	(0.04)	(0.32)
Year Ended February 28, 2010	9.99	0.30	(f)	0.24	0.54	(0.33)	—	(0.33)
Year Ended February 28, 2009	9.86	0.30	(f)	0.15	0.45	(0.32)	—	(0.32)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	10.83	0.17	(f)	(0.63)	(0.46)	(0.18)	—	(0.18)
Year Ended February 28, 2013	10.86	0.36	(f)	0.04	0.40	(0.33)	(0.10)	(0.43)
Year Ended February 29, 2012	10.51	0.40	(f)	0.60	1.00	(0.44)	(0.21)	(0.65)
Year Ended February 28, 2011	10.75	0.39	(f)	(0.22)	0.17	(0.37)	(0.04)	(0.41)
Year Ended February 28, 2010	10.50	0.41	(f)	0.25	0.66	(0.41)	—	(0.41)
Year Ended February 28, 2009	10.35	0.40	(f)	0.15	0.55	(0.40)	—	(0.40)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.20	(4.39)%	$34,829	0.88%	3.03%	1.02%	3%
10.84	3.44	45,237	0.88	3.10	1.03	21
10.88	9.58	45,013	0.88	3.46	1.03	8
10.52	1.26	52,244	0.88	3.44	1.00	12
10.77	6.13	60,059	0.88	3.61	0.99	5
10.52	5.30	51,278	0.88	3.60	1.00	12

9.60	(4.75)	481	1.52	2.39	1.52	3
10.22	2.79	680	1.52	2.50	1.53	21
10.28	8.81	1,418	1.53	2.82	1.53	8
9.98	0.70	2,610	1.50	2.81	1.50	12
10.23	5.50	6,679	1.49	3.00	1.50	5
10.01	4.59	12,444	1.50	2.98	1.50	12

9.57	(4.69)	5,562	1.52	2.41	1.52	3
10.18	2.73	10,250	1.52	2.43	1.53	21
10.25	8.85	7,486	1.53	2.81	1.53	8
9.95	0.71	8,171	1.50	2.81	1.50	12
10.20	5.46	10,768	1.49	3.00	1.49	5
9.99	4.64	5,121	1.50	2.98	1.50	12

10.19	(4.27)	34,896	0.63	3.26	0.77	3
10.83	3.78	41,384	0.63	3.35	0.78	21
10.86	9.79	44,643	0.63	3.71	0.78	8
10.51	1.59	54,305	0.63	3.67	0.75	12
10.75	6.42	96,873	0.63	3.86	0.75	5
10.50	5.46	132,082	0.63	3.85	0.75	12

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	71

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Municipal Income Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$10.41	$0.14	(f)	$(0.56)	$(0.42)	$(0.15)
Year Ended February 28, 2013	10.35	0.29	(f)	0.05	0.34	(0.28)
Year Ended February 29, 2012	9.86	0.30	(f)	0.50	0.80	(0.31)
Year Ended February 28, 2011	10.00	0.31	(f)	(0.14)	0.17	(0.31)
Year Ended February 28, 2010	9.57	0.32	(f)	0.43	0.75	(0.32)
Year Ended February 28, 2009	9.55	0.34		0.02	0.36	(0.34)

Class B
Six Months Ended August 31, 2013 (Unaudited)	10.36	0.11	(f)	(0.57)	(0.46)	(0.11)
Year Ended February 28, 2013	10.29	0.23	(f)	0.06	0.29	(0.22)
Year Ended February 29, 2012	9.80	0.24	(f)	0.50	0.74	(0.25)
Year Ended February 28, 2011	9.94	0.25	(f)	(0.14)	0.11	(0.25)
Year Ended February 28, 2010	9.52	0.27	(f)	0.42	0.69	(0.27)
Year Ended February 28, 2009	9.50	0.29		0.01	0.30	(0.28)

Class C
Six Months Ended August 31, 2013 (Unaudited)	10.33	0.11	(f)	(0.56)	(0.45)	(0.12)
Year Ended February 28, 2013	10.27	0.23	(f)	0.06	0.29	(0.23)
Year Ended February 29, 2012	9.78	0.24	(f)	0.50	0.74	(0.25)
Year Ended February 28, 2011	9.93	0.25	(f)	(0.15)	0.10	(0.25)
Year Ended February 28, 2010	9.51	0.27	(f)	0.42	0.69	(0.27)
Year Ended February 28, 2009	9.48	0.28		0.03	0.31	(0.28)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	10.35	0.15	(f)	(0.56)	(0.41)	(0.16)
Year Ended February 28, 2013	10.29	0.31	(f)	0.06	0.37	(0.31)
Year Ended February 29, 2012	9.80	0.32	(f)	0.50	0.82	(0.33)
Year Ended February 28, 2011	9.94	0.33	(f)	(0.14)	0.19	(0.33)
Year Ended February 28, 2010	9.52	0.35	(f)	0.42	0.77	(0.35)
Year Ended February 28, 2009	9.50	0.36		0.02	0.38	(0.36)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	See Note 2.H.
(h)	The net expenses and expenses without waivers, reimbursements and earnings credits (excluding imputed interest) for Class A were 0.87% and 0.94% for 2009; for Class B and Class C were 1.44% and 1.44% for 2009; for Select Class were 0.62% and 0.69% for 2009, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (including imputed interest) (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including imputed interest)		Portfolio turnover rate (b)(e)

$9.84	(4.11)%	$67,648	0.87%		2.74%	0.92%		1%
10.41	3.35	86,839	0.86		2.76	0.92		13
10.35	8.19	90,497	0.86		2.95	0.93		6
9.86	1.67	94,167	0.87		3.07	0.93		18
10.00	8.01	100,454	0.86		3.32	0.93		18
9.57	3.81	91,082	0.88	(g)(h)	3.49	0.95	(g)(h)	12

9.79	(4.44)	119	1.42		2.17	1.42		1
10.36	2.86	361	1.41		2.24	1.42		13
10.29	7.63	1,252	1.42		2.38	1.43		6
9.80	1.12	2,993	1.42		2.52	1.43		18
9.94	7.32	9,058	1.43		2.77	1.43		18
9.52	3.23	14,094	1.45	(g)(h)	2.91	1.45	(g)(h)	12

9.76	(4.40)	17,735	1.42		2.18	1.42		1
10.33	2.80	26,248	1.42		2.21	1.42		13
10.27	7.66	26,863	1.42		2.39	1.43		6
9.78	1.04	27,426	1.42		2.51	1.42		18
9.93	7.35	33,426	1.42		2.74	1.43		18
9.51	3.36	18,906	1.45	(g)(h)	2.92	1.45	(g)(h)	12

9.78	(4.02)	318,627	0.62		2.98	0.67		1
10.35	3.61	483,257	0.62		3.01	0.67		13
10.29	8.49	616,596	0.61		3.20	0.68		6
9.80	1.94	964,908	0.62		3.32	0.68		18
9.94	8.22	1,073,960	0.62		3.57	0.68		18
9.52	4.08	1,110,963	0.63	(g)(h)	3.73	0.70	(g)(h)	12

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	73

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Ohio Municipal Bond Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$11.51	$0.16	(f)	$(0.61)	$(0.45)	$(0.16)	$—	$(0.16)
Year Ended February 28, 2013	11.50	0.32	(f)	0.01	0.33	(0.31)	(0.01)	(0.32)
Year Ended February 29, 2012	10.95	0.35	(f)	0.56	0.91	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2011	11.15	0.34	(f)	(0.19)	0.15	(0.35)	— (g)	(0.35)
Year Ended February 28, 2010	10.87	0.36	(f)	0.28	0.64	(0.36)	—	(0.36)
Year Ended February 28, 2009	10.58	0.40		0.29	0.69	(0.40)	—	(0.40)

Class B
Six Months Ended August 31, 2013 (Unaudited)	11.62	0.13	(f)	(0.62)	(0.49)	(0.12)	—	(0.12)
Year Ended February 28, 2013	11.60	0.25	(f)	0.02	0.27	(0.24)	(0.01)	(0.25)
Year Ended February 29, 2012	11.04	0.28	(f)	0.57	0.85	(0.28)	(0.01)	(0.29)
Year Ended February 28, 2011	11.24	0.28	(f)	(0.20)	0.08	(0.28)	— (g)	(0.28)
Year Ended February 28, 2010	10.95	0.30	(f)	0.28	0.58	(0.29)	—	(0.29)
Year Ended February 28, 2009	10.66	0.35		0.27	0.62	(0.33)	—	(0.33)

Class C
Six Months Ended August 31, 2013 (Unaudited)	11.56	0.12	(f)	(0.60)	(0.48)	(0.13)	—	(0.13)
Year Ended February 28, 2013	11.55	0.25	(f)	0.01	0.26	(0.24)	(0.01)	(0.25)
Year Ended February 29, 2012	10.99	0.28	(f)	0.57	0.85	(0.28)	(0.01)	(0.29)
Year Ended February 28, 2011	11.20	0.28	(f)	(0.21)	0.07	(0.28)	— (g)	(0.28)
Year Ended February 28, 2010	10.91	0.29	(f)	0.29	0.58	(0.29)	—	(0.29)
Year Ended February 28, 2009	10.63	0.34		0.28	0.62	(0.34)	—	(0.34)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	11.44	0.17	(f)	(0.60)	(0.43)	(0.17)	—	(0.17)
Year Ended February 28, 2013	11.43	0.35	(f)	0.01	0.36	(0.34)	(0.01)	(0.35)
Year Ended February 29, 2012	10.88	0.37	(f)	0.57	0.94	(0.38)	(0.01)	(0.39)
Year Ended February 28, 2011	11.09	0.37	(f)	(0.21)	0.16	(0.37)	— (g)	(0.37)
Year Ended February 28, 2010	10.81	0.39	(f)	0.28	0.67	(0.39)	—	(0.39)
Year Ended February 28, 2009	10.52	0.43		0.29	0.72	(0.43)	—	(0.43)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.90	(3.96)%	$72,637	0.88%	2.76%	0.96%	1%
11.51	2.86	90,786	0.87	2.77	0.97	6
11.50	8.44	86,982	0.88	3.09	0.98	6
10.95	1.33	102,830	0.87	3.06	0.97	7
11.15	5.94	122,990	0.87	3.27	0.98	7
10.87	6.66	91,571	0.88	3.76	1.00	12

11.01	(4.21)	709	1.46	2.18	1.46	1
11.62	2.31	1,333	1.46	2.19	1.47	6
11.60	7.80	2,220	1.48	2.52	1.48	6
11.04	0.69	4,591	1.46	2.48	1.47	7
11.24	5.35	10,095	1.47	2.71	1.48	7
10.95	5.95	15,896	1.50	3.13	1.50	12

10.95	(4.22)	36,423	1.46	2.18	1.46	1
11.56	2.27	55,414	1.46	2.18	1.47	6
11.55	7.87	51,690	1.48	2.49	1.48	6
10.99	0.62	51,174	1.46	2.47	1.47	7
11.20	5.41	62,918	1.46	2.64	1.48	7
10.91	5.92	24,481	1.50	3.14	1.50	12

10.84	(3.76)	93,952	0.63	3.01	0.71	1
11.44	3.12	103,644	0.62	3.02	0.72	6
11.43	8.77	100,013	0.63	3.34	0.73	6
10.88	1.49	100,451	0.62	3.32	0.72	7
11.09	6.26	116,485	0.62	3.53	0.73	7
10.81	6.98	102,013	0.63	4.00	0.75	12

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	75

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Short-Intermediate Municipal Bond Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$10.63	$0.03	(f)	$(0.19)	$(0.16)	$(0.03)
Year Ended February 28, 2013	10.65	0.08	(f)	(0.02)	0.06	(0.08)
Year Ended February 29, 2012	10.44	0.11	(f)	0.21	0.32	(0.11)
Year Ended February 28, 2011	10.53	0.12	(f)	(0.09)	0.03	(0.12)
Year Ended February 28, 2010	10.29	0.17	(f)	0.24	0.41	(0.17)
Year Ended February 28, 2009	10.17	0.29		0.10	0.39	(0.27)

Class B
Six Months Ended August 31, 2013 (Unaudited)	10.73	0.01	(f)	(0.19)	(0.18)	(0.01)
Year Ended February 28, 2013	10.76	0.03	(f)	(0.04)	(0.01)	(0.02)
Year Ended February 29, 2012	10.54	0.06	(f)	0.21	0.27	(0.05)
Year Ended February 28, 2011	10.63	0.07	(f)	(0.09)	(0.02)	(0.07)
Year Ended February 28, 2010	10.38	0.13	(f)	0.23	0.36	(0.11)
Year Ended February 28, 2009	10.26	0.23		0.11	0.34	(0.22)

Class C
Six Months Ended August 31, 2013 (Unaudited)	10.71	0.01	(f)	(0.19)	(0.18)	(0.01)
Year Ended February 28, 2013	10.74	0.03	(f)	(0.03)	— (g)	(0.03)
Year Ended February 29, 2012	10.53	0.06	(f)	0.21	0.27	(0.06)
Year Ended February 28, 2011	10.61	0.07	(f)	(0.08)	(0.01)	(0.07)
Year Ended February 28, 2010	10.37	0.12	(f)	0.24	0.36	(0.12)
Year Ended February 28, 2009	10.25	0.22		0.12	0.34	(0.22)

Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	10.68	0.06	(f)	(0.19)	(0.13)	(0.06)
Year Ended February 28, 2013	10.71	0.14	(f)	(0.04)	0.10	(0.13)
Year Ended February 29, 2012	10.49	0.16	(f)	0.22	0.38	(0.16)
Year Ended February 28, 2011	10.58	0.18	(f)	(0.09)	0.09	(0.18)
June 19, 2009 (h) through February 28, 2010	10.36	0.15	(f)	0.21	0.36	(0.14)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	10.66	0.05	(f)	(0.19)	(0.14)	(0.05)
Year Ended February 28, 2013	10.68	0.11	(f)	(0.02)	0.09	(0.11)
Year Ended February 29, 2012	10.47	0.14	(f)	0.21	0.35	(0.14)
Year Ended February 28, 2011	10.56	0.15	(f)	(0.09)	0.06	(0.15)
Year Ended February 28, 2010	10.32	0.19	(f)	0.24	0.43	(0.19)
Year Ended February 28, 2009	10.20	0.30		0.12	0.42	(0.30)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.44	(1.47)%	$64,200	0.74%	0.65%	0.86%	16%
10.63	0.56	73,578	0.74	0.77	0.86	33
10.65	3.05	80,858	0.75	1.04	0.87	43
10.44	0.32	121,687	0.74	1.18	0.88	42
10.53	3.97	155,902	0.75	1.63	0.90	22
10.29	3.92	73,101	0.80	2.62	0.95	40

10.54	(1.67)	125	1.24	0.14	1.36	16
10.73	(0.06)	76	1.24	0.28	1.36	33
10.76	2.61	172	1.25	0.55	1.37	43
10.54	(0.18)	394	1.24	0.69	1.38	42
10.63	3.48	953	1.26	1.28	1.43	22
10.38	3.36	3,305	1.30	2.17	1.45	40

10.52	(1.70)	25,753	1.24	0.15	1.36	16
10.71	(0.05)	35,324	1.24	0.28	1.36	33
10.74	2.54	43,532	1.25	0.53	1.37	43
10.53	(0.07)	51,202	1.24	0.68	1.38	42
10.61	3.44	65,222	1.25	1.10	1.40	22
10.37	3.40	21,616	1.30	2.14	1.45	40

10.49	(1.25)	405,308	0.24	1.14	0.46	16
10.68	0.95	272,548	0.24	1.27	0.46	33
10.71	3.67	250,344	0.24	1.53	0.46	43
10.49	0.84	199,764	0.24	1.67	0.48	42
10.58	3.49	179,648	0.24	2.01	0.48	22

10.47	(1.35)	1,300,703	0.49	0.89	0.61	16
10.66	0.80	924,024	0.49	1.01	0.61	33
10.68	3.32	751,495	0.50	1.28	0.62	43
10.47	0.59	814,614	0.49	1.43	0.63	42
10.56	4.23	887,131	0.49	1.82	0.64	22
10.32	4.17	170,295	0.55	2.90	0.70	40

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	77

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Tax Free Bond Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$12.88	$0.23	(f)	$(0.99)	$(0.76)	$(0.24)
Year Ended February 28, 2013	12.77	0.47	(f)	0.09	0.56	(0.45)
Year Ended February 29, 2012	12.08	0.50	(f)	0.70	1.20	(0.51)
Year Ended February 28, 2011	12.49	0.50		(0.40)	0.10	(0.51)
Year Ended February 28, 2010	12.15	0.53		0.34	0.87	(0.53)
Year Ended February 28, 2009	12.08	0.52		0.07	0.59	(0.52)

Class B
Six Months Ended August 31, 2013 (Unaudited)	12.84	0.18	(f)	(0.98)	(0.80)	(0.20)
Year Ended February 28, 2013	12.73	0.38	(f)	0.09	0.47	(0.36)
Year Ended February 29, 2012	12.04	0.42	(f)	0.69	1.11	(0.42)
Year Ended February 28, 2011	12.45	0.37		(0.36)	0.01	(0.42)
Year Ended February 28, 2010	12.11	0.43		0.35	0.78	(0.44)
Year Ended February 28, 2009	12.04	0.43		0.08	0.51	(0.44)

Class C
Six Months Ended August 31, 2013 (Unaudited)	12.80	0.18	(f)	(0.98)	(0.80)	(0.20)
Year Ended February 28, 2013	12.69	0.38	(f)	0.10	0.48	(0.37)
Year Ended February 29, 2012	12.01	0.41	(f)	0.69	1.10	(0.42)
Year Ended February 28, 2011	12.42	0.41		(0.40)	0.01	(0.42)
Year Ended February 28, 2010	12.09	0.45		0.34	0.79	(0.46)
July 1, 2008 (g) through February 28, 2009	12.24	0.30		(0.14)	0.16	(0.31)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	12.84	0.24	(f)	(0.99)	(0.75)	(0.25)
Year Ended February 28, 2013	12.73	0.49	(f)	0.09	0.58	(0.47)
Year Ended February 29, 2012	12.05	0.52	(f)	0.69	1.21	(0.53)
Year Ended February 28, 2011	12.45	0.54		(0.41)	0.13	(0.53)
Year Ended February 28, 2010	12.11	0.56		0.33	0.89	(0.55)
Year Ended February 28, 2009	12.05	0.54		0.06	0.60	(0.54)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.88	(5.95)%	$139,134	0.74%	3.59%	0.95%	36%
12.88	4.45	198,873	0.74	3.67	0.94	43
12.77	10.12	183,329	0.75	4.06	0.96	24
12.08	0.78	187,253	0.75	4.04	0.94	1
12.49	7.30	210,306	0.75	4.28	0.95	10
12.15	4.98	151,732	0.75	4.28	0.95	30

11.84	(6.29)	848	1.43	2.91	1.45	36
12.84	3.76	1,250	1.43	2.99	1.44	43
12.73	9.37	1,575	1.44	3.39	1.46	24
12.04	0.07	2,836	1.44	3.35	1.44	1
12.45	6.58	5,642	1.44	3.60	1.45	10
12.11	4.28	7,832	1.44	3.58	1.45	30

11.80	(6.32)	32,744	1.43	2.90	1.45	36
12.80	3.80	57,237	1.43	2.98	1.44	43
12.69	9.34	40,523	1.44	3.37	1.46	24
12.01	0.08	37,380	1.44	3.35	1.44	1
12.42	6.62	39,673	1.43	3.58	1.44	10
12.09	1.40	5,583	1.44	3.67	1.47	30

11.84	(5.89)	150,592	0.57	3.77	0.70	36
12.84	4.63	200,023	0.57	3.85	0.69	43
12.73	10.25	210,217	0.58	4.25	0.71	24
12.05	1.02	276,700	0.58	4.20	0.69	1
12.45	7.51	472,557	0.58	4.45	0.70	10
12.11	5.11	628,520	0.58	4.43	0.70	30

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	79

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited)

1. Organization

JPMorgan Trust II (“JPM II” or the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 6 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Arizona Municipal Bond Fund	Class A, Class B, Class C and Select Class	Diversified
Michigan Municipal Bond Fund	Class A, Class B, Class C and Select Class	Diversified
Municipal Income Fund	Class A, Class B, Class C and Select Class	Diversified
Ohio Municipal Bond Fund	Class A, Class B, Class C and Select Class	Diversified
Short-Intermediate Municipal Bond Fund	Class A, Class B, Class C, Institutional Class and Select Class	Diversified
Tax Free Bond Fund	Class A, Class B, Class C and Select Class	Diversified

The investment objective of Arizona Municipal Bond Fund is to seek current income exempt from federal income tax and Arizona personal income tax, consistent with the preservation of principal.

The investment objective of Michigan Municipal Bond Fund is to seek current income exempt from federal income tax and Michigan personal income tax, consistent with the preservation of principal.

The investment objective of Municipal Income Fund is to seek current income exempt from federal income taxes.

The Investment objective of Ohio Municipal Bond Fund is to seek current income exempt from federal income tax and Ohio personal income tax, consistent with the preservation of principal.

The investment objectives of Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund are to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

Effective November 1, 2009, Class B Shares may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who have invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Class A Shares.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”) (except for Class C Shares of Short-Intermediate Municipal Bond Fund purchased before September 3, 2013). Effective September 3, 2013, purchases of the Short-Intermediate Municipal Bond Fund are subject to a CDSC on the original cost of shares. Class B Shares automatically convert to Class A Shares after eight years (except for Short-Intermediate Municipal Bond Fund whose Class B Shares convert to Class A Shares after six years). No sales charges are assessed with respect to Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, various forms of the credit enhancements, such as bond insurance and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures are generally valued on the basis of available market quotations. If

80	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Advisor” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Arizona Municipal Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$736	$81,689	$—	$82,425

Michigan Municipal Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$418	$74,751	$—	$75,169

JPMorgan Municipal Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Other Revenue	$—	$4,153	$—	$4,153

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	81

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

JPMorgan Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Alaska
General Obligation	$—	$2,144	$—	$2,144
Housing	—	879	—	879
Other Revenue	—	1,569	—	1,569

Total Alaska	—	4,592	—	4,592

Arizona
Certificate of Participation/Lease	—	3,017	—	3,017
Hospital	—	1,001	—	1,001
Housing	—	248	—	248
Water & Sewer	—	3,128	—	3,128

Total Arizona	—	7,394	—	7,394

Arkansas
Housing	—	390	—	390
Special Tax	—	316	—	316

Total Arkansas	—	706	—	706

California
General Obligation	—	4,361	—	4,361
Housing	—	3,330	—	3,330
Other Revenue	—	4,593	—	4,593
Water & Sewer	—	1,208	—	1,208

Total California	—	13,492	—	13,492

Colorado
Certificate of Participation/Lease	—	693	—	693
General Obligation	—	1,173	—	1,173
Hospital	—	2,497	—	2,497
Housing	—	2,096	—	2,096
Prerefunded	—	173	—	173

Total Colorado	—	6,632	—	6,632

Connecticut
Other Revenue	—	5,735	—	5,735

Delaware
Housing	—	2,024	—	2,024

District of Columbia
Housing	—	202	—	202
Other Revenue	—	2,872	—	2,872
Transportation	—	7,711	—	7,711

Total District of Columbia	—	10,785	—	10,785

Florida
Certificate of Participation/Lease	—	4,516	—	4,516
Education	—	5,266	—	5,266
General Obligation	—	1,345	—	1,345
Housing	—	7,605	—	7,605
Other Revenue	—	7,723	—	7,723
Utility	—	5,593	—	5,593
Water & Sewer	—	5,907	—	5,907

Total Florida	—	37,955	—	37,955

Georgia
Certificate of Participation/Lease	—	5,713	—	5,713
General Obligation	—	5,951	—	5,951
Housing	—	1,144	—	1,144
Other Revenue	—	1,423	—	1,423

Total Georgia	—	14,231	—	14,231

82	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

JPMorgan Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hawaii
General Obligation	$—	$4,795	$—	$4,795

Idaho
Housing	—	460	—	460

Illinois
General Obligation	—	6,441	—	6,441
Housing	—	4,739	—	4,739
Other Revenue	—	3,352	—	3,352
Transportation	—	100	—	100

Total Illinois	—	14,632	—	14,632

Indiana
General Obligation	—	1,189	—	1,189
Hospital	—	2,179	—	2,179
Housing	—	382	—	382
Other Revenue	—	1,720	—	1,720
Water & Sewer	—	4,414	—	4,414

Total Indiana	—	9,884	—	9,884

Iowa
Housing	—	576	—	576

Kansas
Housing	—	1,155	—	1,155

Louisiana
Hospital	—	315	—	315
Housing	—	2,296	—	2,296
Other Revenue	—	3,638	—	3,638

Total Louisiana	—	6,249	—	6,249

Maine
Other Revenue	—	492	—	492

Maryland
Housing	—	755	—	755

Massachusetts
Education	—	3,210	—	3,210
General Obligation	—	11,639	—	11,639
Housing	—	5,864	—	5,864
Other Revenue	—	2,171	—	2,171
Water & Sewer	—	5,837	—	5,837

Total Massachusetts	—	28,721	—	28,721

Michigan
Education	—	2,297	—	2,297
General Obligation	—	1,094	—	1,094
Hospital	—	2,566	—	2,566
Housing	—	2,059	—	2,059
Other Revenue	—	3,205	—	3,205
Water & Sewer	—	4,004	—	4,004

Total Michigan	—	15,225	—	15,225

Minnesota
Housing	—	6,347	—	6,347
Other Revenue	—	7,340	—	7,340

Total Minnesota	—	13,687	—	13,687

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	83

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

JPMorgan Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mississippi
Housing	$—	$3,202	$—	$3,202
Other Revenue	—	1,612	—	1,612

Total Mississippi	—	4,814	—	4,814

Missouri
Housing	—	4,740	—	4,740
Transportation	—	2,310	—	2,310

Total Missouri	—	7,050	—	7,050

Montana
Housing	—	112	—	112

Nebraska
Housing	—	321	—	321

Nevada
General Obligation	—	1,376	—	1,376
Housing	—	371	—	371

Total Nevada	—	1,747	—	1,747

New Hampshire
Housing	—	1,132	—	1,132
Other Revenue	—	5,160	—	5,160

Total New Hampshire	—	6,292	—	6,292

New Jersey
General Obligation	—	1,459	—	1,459
Other Revenue	—	5,534	—	5,534
Transportation	—	2,317	—	2,317

Total New Jersey	—	9,310	—	9,310

New Mexico
Housing	—	3,064	—	3,064

New York
Certificate of Participation/Lease	—	6,324	—	6,324
Education	—	5,003	—	5,003
General Obligation	—	874	—	874
Housing	—	1,605	—	1,605
Other Revenue	—	12,267	—	12,267
Special Tax	—	2,283	—	2,283
Transportation	—	3,518	—	3,518

Total New York	—	31,874	—	31,874

North Carolina
Education	—	4,110	—	4,110
Housing	—	2,553	—	2,553
Other Revenue	—	2,448	—	2,448
Water & Sewer	—	3,859	—	3,859

Total North Carolina	—	12,970	—	12,970

North Dakota
General Obligation	—	1,198	—	1,198
Housing	—	1,525	—	1,525
Industrial Development Revenue/Pollution Control Revenue	—	2,015	—	2,015
Other Revenue	—	1,648	—	1,648

Total North Dakota	—	6,386	—	6,386

84	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

JPMorgan Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ohio
General Obligation	$—	$1,715	$—	$1,715
Housing	—	1,976	—	1,976
Industrial Development Revenue/Pollution Control Revenue	—	1,140	—	1,140
Other Revenue	—	2,665	—	2,665

Total Ohio	—	7,496	—	7,496

Oklahoma
Housing	—	3,742	101	3,843

Oregon
General Obligation	—	1,128	—	1,128
Housing	—	3,647	—	3,647
Other Revenue	—	3,908	—	3,908

Total Oregon	—	8,683	—	8,683

Pennsylvania
Education	—	4,459	—	4,459
Housing	—	279	—	279
Other Revenue	—	8,191	—	8,191
Resource Recovery	—	3,918	—	3,918

Total Pennsylvania	—	16,847	—	16,847

South Carolina
General Obligation	—	6,470	—	6,470
Other Revenue	—	978	—	978

Total South Carolina	—	7,448	—	7,448

South Dakota
Housing	—	1,588	—	1,588

Tennessee
General Obligation	—	2,131	—	2,131
Housing	—	4,046	—	4,046
Transportation	—	1,068	—	1,068
Utility	—	2,142	—	2,142
Water & Sewer	—	5,836	—	5,836

Total Tennessee	—	15,223	—	15,223

Texas
General Obligation	—	8,168	—	8,168
Housing	—	5,994	—	5,994
Industrial Development Revenue/Pollution Control Revenue	—	3,060	—	3,060
Other Revenue	—	6,274	—	6,274
Transportation	—	1,648	—	1,648
Water & Sewer	—	5,690	—	5,690

Total Texas	—	30,834	—	30,834

Utah
Certificate of Participation/Lease	—	1,082	—	1,082
Education	—	3,743	—	3,743
Housing	—	30	—	30

Total Utah	—	4,855	—	4,855

Vermont
Other Revenue	—	907	—	907

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	85

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

JPMorgan Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Virginia
Other Revenue	$—	$2,339	$—		$2,339
Transportation	—	4,412	—		4,412

Total Virginia	—	6,751	—		6,751

Washington
Other Revenue	—	542	—		542

West Virginia
Other Revenue	—	2,774	—		2,774

Wisconsin
Education	—	5,143	—		5,143
General Obligation	—	2,639	—		2,639
Other Revenue	—	2,199	—		2,199

Total Wisconsin	—	9,981	—		9,981

Total Municipal Bonds	—	405,941	101		406,042

Investment Company	4,774	—	—		4,774
Short-Term Investments
Investment Company	1,846	—	—		1,846

Total Investments in Securities	$6,620	$405,941	$101	*	$412,662

*	Level 3 securities are valued by brokers and pricing services. At August 31, 2013, the value of these securities was approximately $101,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

Ohio Municipal Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,045	$199,708	$—	$203,753

Short-Intermediate Municipal Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$203,782	$1,610,891	$—	$1,814,673

Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,343	$313,236	$—	$319,579

Appreciation in Other Financial Instruments
Futures Contracts	$15	$—	$—	$15
Depreciation in Other Financial Instruments
Futures Contracts	$(16)	$—	$—	$(16)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the six months ended August 31, 2013.

86	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Municipal Income Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases 1	Sales 2	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Investments in Securities
Oklahoma — Housing	$109	$—	$—	(a)	$—	$—	$(8)	$—	$—	$101
Wisconsin — Education	5,186	—	—		—	—	—	—	(5,186)	—

Total	$5,295	$—	$—		$—	$—	$(8)	$—	$(5,186)	$101

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

The change in unrealized appreciation (depreciation) attributable to securities owned at August 31, 2013, which were valued using significant unobservable inputs (Level 3) for Municipal Income Fund was less than $1,000. This amount is included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates in the Statements of Operations.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and includes, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

The following are the value and percentage of net assets of illiquid securities as of August 31, 2013 (amounts in thousands):

	Value	Percentage
Municipal Income Fund	$5,244	1.3%

C. Futures Contracts — Tax Free Bond Fund uses treasury and interest rate futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio. The use of futures contracts exposes the Fund to interest rate risk.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the six months ended August 31, 2013 (amounts in thousands):

Futures Contracts:
Average Notional Balance Long	$815
Average Notional Balance Short	9,028
Ending Notional Balance Long	—
Ending Notional Balance Short	7,440

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	87

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

Purchases of to be announced (“TBA”), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments. As of August 31, 2013, Michigan Municipal Bond Fund, Municipal Income Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund had when-issued securities on their SOIs.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2013, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

H. Floating-Rate Note Obligations Related to Securities Held — Municipal Income Fund may enter into transactions in which a fixed-rate note owned by the Fund is transferred to a trust in exchange for cash and residual interests in the trust’s assets and cash flows, which are in the form of an inverse floating rate investment (the “Inverse Floater”). The trust funds the purchase of the fixed-rate notes by issuing floating-rate certificates to third parties and allowing the Fund to retain the residual interests in the fixed-rate notes. The Inverse Floater held by the Fund gives the Fund the right to (1) cause the holders of the floating-rate certificates to tender their notes at par at the next reset date, and (2) to transfer the fixed-rate notes from the trust to the Fund, causing the trust to collapse.

At August 31, 2013, Municipal Income Fund did not hold any Inverse Floaters.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Advisor supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Arizona Municipal Bond Fund	0.30%
Michigan Municipal Bond Fund	0.30
Municipal Income Fund	0.30
Ohio Municipal Bond Fund	0.30
Short-Intermediate Municipal Bond Fund	0.25
Tax Free Bond Fund	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2013, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

The Administrator waived Administration fees as outlined in Note 3.F.

88	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class B	Class C
0.25%	0.75%	0.75%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares (except for Class C Shares of the Short-Intermediate Municipal Bond Fund) and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2013, the Distributor retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
Arizona Municipal Bond Fund	$3	$1
Michigan Municipal Bond Fund	2	—	(a)
Municipal Income Fund	1	—
Ohio Municipal Bond Fund	3	2
Short-Intermediate Municipal Bond Fund	4	—
Tax Free Bond Fund	12	—	(a)

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Select Class
Arizona Municipal Bond Fund	0.25%	0.25%	0.25%	n/a	0.25%
Michigan Municipal Bond Fund	0.25	0.25	0.25	n/a	0.25
Municipal Income Fund	0.25	0.25	0.25	n/a	0.25
Ohio Municipal Bond Fund	0.25	0.25	0.25	n/a	0.25
Short-Intermediate Municipal Bond Fund	0.25	0.25	0.25	0.10%	0.25
Tax Free Bond Fund	0.25	0.25	0.25	n/a	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Select Class
Arizona Municipal Bond Fund	0.88%	1.53%	1.53%	n/a	0.63%
Michigan Municipal Bond Fund	0.88	1.53	1.53	n/a	0.63
Municipal Income Fund	0.87	1.52	1.52	n/a	0.62
Ohio Municipal Bond Fund	0.88	1.53	1.53	n/a	0.63
Short-Intermediate Municipal Bond Fund	0.75	1.25	1.25	0.25%	0.50
Tax Free Bond Fund	0.75	1.44	1.44	n/a	0.58

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	89

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

The expense limitation agreements were in effect for the six months ended August 31, 2013. The contractual expense limitation percentages in the table above are in place until at least June 30, 2014.

For the six months ended August 31, 2013, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory		Administration	Shareholder Servicing	Total
Arizona Municipal Bond Fund	$—	(a)	$2	$59	$61
Michigan Municipal Bond Fund	—	(a)	—	58	58
Municipal Income Fund	1		—	132	133
Ohio Municipal Bond Fund	1		—	72	73
Short-Intermediate Municipal Bond Fund	160		595	156	911
Tax Free Bond Fund	1		4	289	294

(a)	Amount rounds to less than $1,000

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of waivers resulting from investments in these money market funds for the six months ended August 31, 2013 were as follows (amounts in thousands):

Arizona Municipal Bond Fund	$1
Michigan Municipal Bond Fund	—	(a)
Municipal Income Fund	5
Ohio Municipal Bond Fund	1
Short-Intermediate Municipal Bond Fund	56
Tax Free Bond Fund	16

(a)	Amount rounds to less than $1,000

G. Collateral Management Fees — JPMCB provides derivative collateral management services for the Funds. The amounts paid directly to JPMCB by the Funds for these services are included in Other expenses on the Statements of Operations.

H. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2013, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker-dealers. For the six months ended August 31, 2013, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

90	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

4. Investment Transactions

During the six months ended August 31, 2013, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Arizona Municipal Bond Fund	$3,354	$20,669
Michigan Municipal Bond Fund	2,433	19,813
Municipal Income Fund	5,983	152,335
Ohio Municipal Bond Fund	2,784	38,650
Short-Intermediate Municipal Bond Fund	598,185	217,755
Tax Free Bond Fund	142,788	242,717

During the six months ended August 31, 2013, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2013 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Arizona Municipal Bond Fund	$78,640	$4,293	$508	$3,785
Michigan Municipal Bond Fund	72,973	2,999	803	2,196
Municipal Income Fund	407,412	12,901	7,651	5,250
Ohio Municipal Bond Fund	196,193	10,196	2,636	7,560
Short-Intermediate Municipal Bond Fund	1,814,410	12,320	12,057	263
Tax Free Bond Fund	302,946	21,310	4,677	16,633

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At February 28, 2013, the Short-Intermediate Municipal Bond Fund had post-enactment net long-term capital loss carryforwards of approximately $86,000.

At February 28, 2013, the following Funds had the pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

	2014	2015	2016	2017	2018	Total
Municipal Income Fund	$—	$—	$—	$822	$579	$1,401
Short-Intermediate Municipal Bond Fund	11,664	2,707	3,672	969	647	19,659

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 11, 2013.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2013, or at any time during the six months then ended.

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	91

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s assets for each of the Arizona Municipal Bond Fund, Michigan Municipal Bond Fund, Municipal Income Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund.

In addition, Arizona Municipal Bond Fund, Michigan Municipal Bond Fund, Municipal Income Fund, Ohio Municipal Bond Fund and Tax Free Bond Fund each have a shareholder or shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own significant portions of the Fund’s outstanding shares.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

Municipal Income Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The Arizona, Michigan and Ohio Municipal Bond Funds primarily invest in issuers in the States of Arizona, Michigan and Ohio, respectively. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and a Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

As of August 31, 2013, Assured Guaranty Municipal Corp. insured 23.1% of the total investments of Michigan Municipal Bond Fund. The concentration percentage does not include insured bonds that have been pre-refunded as of August 31, 2013.

92	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2013, and continued to hold your shares at the end of the reporting period, August 31, 2013.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
Arizona Municipal Bond Fund
Class A
Actual	$1,000.00	$965.80	$4.36	0.88%
Hypothetical	1,000.00	1,020.77	4.48	0.88
Class B
Actual	1,000.00	962.20	7.52	1.52
Hypothetical	1,000.00	1,017.54	7.73	1.52
Class C
Actual	1,000.00	962.60	7.52	1.52
Hypothetical	1,000.00	1,017.54	7.73	1.52
Select Class
Actual	1,000.00	966.30	3.12	0.63
Hypothetical	1,000.00	1,022.03	3.21	0.63

Michigan Municipal Bond Fund
Class A
Actual	1,000.00	956.10	4.34	0.88
Hypothetical	1,000.00	1,020.77	4.48	0.88
Class B
Actual	1,000.00	952.50	7.48	1.52
Hypothetical	1,000.00	1,017.54	7.73	1.52
Class C
Actual	1,000.00	953.10	7.48	1.52
Hypothetical	1,000.00	1,017.54	7.73	1.52
Select Class
Actual	1,000.00	957.30	3.11	0.63
Hypothetical	1,000.00	1,022.03	3.21	0.63

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	93

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
Municipal Income Fund
Class A
Actual	$1,000.00	$1,014.30	$4.35	0.87%
Hypothetical	1,000.00	1,020.48	4.36	0.87
Class B
Actual	1,000.00	1,012.40	6.99	1.40
Hypothetical	1,000.00	1,017.85	7.00	1.40
Class C
Actual	1,000.00	1,012.40	7.09	1.42
Hypothetical	1,000.00	1,017.75	7.10	1.42
Select Class
Actual	1,000.00	1,015.50	3.10	0.62
Hypothetical	1,000.00	1,021.72	3.11	0.62

Ohio Municipal Bond Fund
Class A
Actual	1,000.00	960.40	4.35	0.88
Hypothetical	1,000.00	1,020.77	4.48	0.88
Class B
Actual	1,000.00	957.90	7.21	1.46
Hypothetical	1,000.00	1,017.85	7.43	1.46
Class C
Actual	1,000.00	957.80	7.20	1.46
Hypothetical	1,000.00	1,017.85	7.43	1.46
Select Class
Actual	1,000.00	962.40	3.12	0.63
Hypothetical	1,000.00	1,022.03	3.21	0.63

Short-Intermediate Municipal Bond Fund
Class A
Actual	1,000.00	985.30	3.70	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class B
Actual	1,000.00	983.30	6.20	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24
Class C
Actual	1,000.00	983.00	6.20	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24
Institutional Class
Actual	1,000.00	987.50	1.20	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Select Class
Actual	1,000.00	986.50	2.45	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49

Tax Free Bond Fund
Class A
Actual	1,000.00	940.50	3.62	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class B
Actual	1,000.00	937.10	6.98	1.43
Hypothetical	1,000.00	1,018.00	7.27	1.43
Class C
Actual	1,000.00	936.80	6.98	1.43
Hypothetical	1,000.00	1,018.00	7.27	1.43
Select Class
Actual	1,000.00	941.10	2.79	0.57
Hypothetical	1,000.00	1,022.33	2.91	0.57

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

94	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

J.P. Morgan Municipal Bond Funds — JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund, JPMorgan Municipal Income Fund, JPMorgan Ohio Municipal Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Tax Free Bond Fund

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2013, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2013.

The Trustees, as part of their review of the investment advisory arrangements for the J.P. Morgan Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to the Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the Funds’ performance as well as a risk/return assessment of the Funds as compared to the Funds’ objectives and peers in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreements with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s compliance structure and ongoing compliance processes. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	95

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions or concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Advisor, and that the Funds benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior Officer

The Trustees noted that, upon their direction, the Senior Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Trustees also considered the Funds’ performance in light of their investment strategies and high-quality focus as compared

96	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

to those of the Universe Group which included competitor funds that did not have a similar focus. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant and also considered an analysis prepared by the independent consultant that included an evaluation of the Funds’ performance based on a mix of risk and return factors. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Arizona Municipal Bond Fund’s performance was in the fifth, fourth and fourth quintiles for Class A shares and in the fourth, third and third quintiles for the Select Class shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that the Fund’s overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable. They requested, however, that the Fund’s Advisor provide additional Fund performance information to be reviewed with members of the fixed income committee at each of their regular meetings over the course of the next year.

The Trustees noted that the Michigan Municipal Bond Fund’s performance was in the first, third, and third quintiles for Class A shares and in the first, second, and second quintiles for the Select Class shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that the Fund’s overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Municipal Income Fund’s performance was in the fourth quintile for each period for Class A shares and in the fourth, fourth and third quintiles for the Select Class shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that the Fund’s overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable. They requested, however, that the Fund’s Advisor provide additional Fund performance information to be reviewed with members of the fixed income committee at each of their regular meetings over the course of next year.

The Trustees noted that the Ohio Municipal Bond Fund’s performance was in the third, fourth and third quintiles for the Class A shares and in the second, third and second quintiles for the Select Class shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that the Fund’s overall performance needed enhancement. The Trustees discussed the performance and the investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Short-Intermediate Municipal Bond Fund’s performance was in the fourth, third and third quintiles for the Class A shares and in the fourth, third, and second quintiles for the Select Class shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that the Fund’s overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable. They requested, however, that the Fund’s Advisor provide additional Fund performance information to be reviewed with members of the fixed income committee at each of their regular meetings over the course of next year.

The Trustees noted that the Tax Free Bond Fund’s performance was in the fifth quintile for each period for Class A shares and in the fifth, fifth and fourth quintiles for the Select Class shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that the Fund’s overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable. They requested, however, that the Fund’s Advisor provide additional Fund performance information to be reviewed with members of the fixed income committee at each of their regular meetings over the course of next year.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in

AUGUST 31, 2013	J.P. MORGAN MUNICIPAL BOND FUNDS	97

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Arizona Municipal Bond Fund’s net advisory fee for Class A and Select Class shares was in the third and first quintiles, respectively, and that the actual total expenses for Class A and Select Class shares were in the fourth and second quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Michigan Municipal Bond Fund’s net advisory fee for Class A and Select Class shares was in the third and first quintiles, respectively, and that the actual total expenses for Class A and Select Class Shares were in the fourth and second quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Municipal Income Fund’s net advisory fee for both Class A and Select Class shares was in the third quintile and that the actual total expenses for both Class A and Select Class shares were in the fourth quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Ohio Municipal Bond Fund’s net advisory fee for Class A and Select Class shares was in the third and first quintiles, respectively, and that the actual total expenses for the Class A and Select Class shares were in the fourth and second quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Short-Intermediate Municipal Bond Fund’s net advisory fee for both Class A and Select Class shares was in the first quintile and that the actual total expenses for Class A and Select Class shares were in the fourth and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Tax Free Bond Fund’s net advisory fee for both Class A and Select Class shares was in the second quintile, and that the actual total expenses for Class A and Select Class shares were in the second and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

98	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2013

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2013. All rights reserved. August 2013.	SAN-MUNIBOND-813

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2013 (Unaudited)

JPMorgan California Municipal Money Market Fund

JPMorgan Michigan Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

JPMorgan Ohio Municipal Money Market Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 30, 2013 (Unaudited)

Dear Shareholder:

While market volatility was elevated at times, developed market equities, in aggregate, posted strong returns for the six months ended August 31, 2013. For much of the period, stocks were supported by solid corporate earnings and robust demand from investors looking to generate higher returns in the low

“Despite signaling a potential policy shift, the U.S. Federal Reserve continued to pursue its highly accommodative policies...”

interest rate environment. Despite signaling a potential policy shift, the U.S. Federal Reserve (“Fed”) continued to pursue its highly accommodative policies in an attempt to lower unemployment and spur the economy. Central banks overseas also did their part to support their economies. The European Central Bank (“ECB”) remained committed to preserving the euro, as it cut rates and introduced new programs designed to aid struggling euro zone members. Elsewhere, the Bank of Japan embarked on a major asset purchase program as a new pro-growth government came into power late in 2012.

Positive investor sentiment was interrupted, however, in June 2013 when Fed Chairman Bernanke indicated that the central bank may begin to “taper” its asset purchase program later this year. This triggered a sharp decline in global equities, although they quickly regained their footing and rallied sharply in July. The market again declined in August, however, given uncertainties surrounding Fed policy and potential military action in Syria. Despite these periodic setbacks, U.S. stocks rose sharply during the six months ended August 31, 2013. Overseas, developed international stocks produced more modest gains, while emerging market equities performed poorly given concerns regarding China’s economy and rising U.S. interest rates.

U.S. Treasury Yields Rise Sharply

Talk of Fed tapering negatively impacted the fixed income markets. While U.S. Treasury security yields continue to be low from a historical perspective, they ended the period sharply higher than when the reporting period began. The yield for 10-year U.S. Treasury securities ended August 31, 2013 at 2.78%, while the yields for 2- and 30-year U.S. Treasury securities finished the reporting period at 0.39% and 3.70%, respectively. Amid the rising interest rate environment, the overall U.S. fixed income market generated a negative return for the reporting period. High yield bonds (also known as junk bonds), in contrast, posted a modest gain, whereas emerging market debt securities fell sharply.

Diversification and a Long-term Focus Remain Paramount

While the global economy is far from robust, it is still on a growth path. While the Fed chose to delay the tapering of its asset purchase program at its mid-September meeting (after the reporting period ended), the expansion in the U.S. appears to be sustainable. In addition, recent data shows that Europe has emerged from its lengthy recession. Elsewhere, pro-growth initiatives in Japan have thus far yielded positive results. While growth in China has moderated, we believe the government has the tools at its disposal to avoid a “hard landing.”

We are encouraged by the stock market’s resiliency in the face of recent volatility. In addition, there have been signs that equity market correlations are decreasing, which could create a more favorable environment for active managers. Also, given the recent sell-off in the bond market, valuations in a number of fixed income sectors have become more attractive.

As recent market volatility has demonstrated, it is critically important to have a diversified investment portfolio that is allocated among a number of asset classes. Maintaining a long-term focus for your investment portfolio is also key, as market volatility can be elevated at times given the uncertain economic and geopolitical environment.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan California Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	E*Trade, Morgan and Service
Net Assets as of 8/31/13	$1.5 Billion
Weighted Average Maturity^	28 days
Weighted Average Life^^	28 days

MATURITY SCHEDULE**^
1 day	1.0%
2–7 days	83.7
8–30 days	2.4
31–60 days	3.3
61–90 days	1.0
91–180 days	2.4
181+ days	6.2

7-DAY SEC YIELD AS OF 8/31/13 (1)
E*Trade Shares	0.01%
Morgan Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for E*Trade Shares, Morgan Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.97)%, (0.52)% and (0.97)% for E*Trade Shares, Morgan Shares and Service Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of August 31, 2013.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan Michigan Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Michigan, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier and Reserve
Net Assets as of 8/31/13	$142.4 Million
Weighted Average Maturity^.	19 days
Weighted Average Life^^	19 days

MATURITY SCHEDULE**^
1 day	19.9%
2–7 days	72.5
91–180 days	3.0
181+ days	4.6

7-DAY SEC YIELD AS OF 8/31/13 (1)
Morgan Shares	0.00%
Premier Shares	0.00
Reserve Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.55)%, (0.40)% and (0.65)% for Morgan Shares, Premier Shares and Reserve Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of August 31, 2013.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Michigan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan New York Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	New York short-term municipal obligations
Suggested investment time frame.	Short-term
Share classes offered	E*Trade, Morgan, Reserve and Service
Net Assets as of 8/31/13	$1.4 Billion
Weighted Average Maturity^	33 days
Weighted Average Life^^	33 days

MATURITY SCHEDULE**^
1 day	2.0%
2–7 days	87.1
31–60 days	0.4
91–180 days	1.1
181+ days	9.4

7-DAY SEC YIELD AS OF 8/31/13 (1)
E*Trade Shares	0.01%
Morgan Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for E*Trade Shares, Morgan Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.95)%, (0.50)%, (0.60)% and (0.95)% for E*Trade Shares, Morgan Shares, Reserve Shares and Service Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of August 31, 2013.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan Ohio Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Ohio, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Reserve and Service
Net Assets as of 8/31/13	$55.1 Million
Weighted Average Maturity^	26 days
Weighted Average Life^^	26 days

MATURITY SCHEDULE**^
1 day	18.2%
2–7 days	67.8
8–30 days	2.0
31–60 days	6.1
181+ days	5.9

7-DAY SEC YIELD AS OF 8/31/13 (1)
Morgan Shares	0.00%
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.64)%, (0.49)%, (0.74)% and (1.09)% for Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of August 31, 2013.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Ohio Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Commercial Paper — 8.8% (n)
	California — 8.8%
	California Statewide Communities Development Authority,
15,000	0.200%, 11/07/13	15,000
20,000	0.210%, 12/05/13	20,000
7,000	0.210%, 12/10/13 (m)	7,000
10,000	Contra Costa Water District, 0.160%, 09/10/13	10,000
23,000	East Bay Municipal Utility District, Water System, Series E, 0.110%, 10/03/13	23,000
5,300	Los Angeles County Capital Asset Leasing Corp., Series C, 0.090%, 09/17/13	5,300
29,100	San Diego County Water Authority, 0.090%, 09/05/13	29,100
9,515	San Gabriel Valley Council of Governments, 0.190%, 09/20/13	9,515
10,300	Woodland Finance Authority, 0.120%, 09/10/13	10,300

	Total Commercial Paper (Cost $129,215)	129,215

Daily Demand Notes — 1.0%
	California — 1.0%
700	California Municipal Finance Authority, Chevron USA, Inc., Series A, Rev., VRDO, 0.040%, 09/03/13	700
2,130	Irvine Unified School District, Community Facilities District No. 09-1, Series B, VRDO, LOC: Bank of America N.A., 0.060%, 09/03/13	2,130
11,475	Tustin Unified School District, Community Facilities District No. 07-1, Special Tax, VRDO, LOC: Bank of America N.A., 0.080%, 09/03/13	11,475

	Total Daily Demand Notes (Cost $14,305)	14,305

Municipal Bonds — 8.6%
	California — 8.6%
13,085	California Education Notes Program, Series A, Rev., 1.000%, 06/30/14	13,171
20,000	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series C, Rev., VRDO, 0.140%, 03/28/14 (i)	20,000
10,000	City of Torrance, Rev., TRAN, 2.000%, 07/15/14	10,156
3,600	Corona-Norco Unified School District, Rev., TRAN, 2.000%, 12/31/13	3,621
10,000	County of San Mateo, Sequoia Union High School District, 1.500%, 07/02/14	10,109

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
9,000	El Dorado, Nevada, Placer & Sacramento Counties, Sierra Joint Community College District, Rev., TRAN, 1.500%, 07/08/14	9,097
18,930	Kern County Board of Education, Series A, Rev., TRAN, 1.000%, 10/01/13	18,941
5,000	Los Angeles County Schools Pooled Financing Program, Series D, Rev., TRAN, 1.500%, 01/31/14	5,026
6,410	Moreno Valley Unified School District, Rev., TRAN, 2.000%, 10/01/13	6,418
5,000	Santa Clara County, Los Altos School District, Rev., TRAN, 1.500%, 06/30/14	5,054
24,090	State of California, Series A-2, Rev., RAN, 2.000%, 06/23/14	24,434

	Total Municipal Bonds (Cost $126,028)	126,027

Weekly Demand Notes — 73.6%
	California — 73.6%
4,545	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Geneva Pointe Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	4,545
1,500	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Reardon Heights Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	1,500
1,900	Alameda County Industrial Development Authority, United Manufacturing Assembly, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.090%, 09/09/13	1,900
4,000	Alameda County, City of Fremont Public Financing Authority, Series B, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 09/09/13	4,000
200	Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.080%, 09/09/13	200
	Anaheim Public Financing Authority,
19,030	Series ROCS-RR-II-R-11407, Rev., VRDO, BHAC-CR, NATL-RE, LIQ: Citibank N.A., 0.100%, 09/09/13 (e)	19,030
20,000	Series ROCS-RR-II-R-861, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.210%, 09/09/13 (e)	20,000
5,315	Austin Trust, Various States, Series 2008-1154, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.100%, 09/09/13 (e)	5,315
	Barclays Capital Municipal Trust Receipts, Various States,
8,140	Series 11B, Rev., VRDO, LIQ: Barclays Bank plc, 0.070%, 09/09/13 (e)	8,140

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
3,750	Series 2W, Rev., VRDO, LIQ: Barclays Bank plc, 0.070%, 09/09/13 (e)	3,750
7,500	Series 8B, Rev., VRDO, LIQ: Barclays Bank plc, 0.070%, 09/09/13 (e)	7,500
11,259	Bay Area Toll Authority, California Toll Bridge, Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.090%, 09/09/13 (e)	11,259
17,000	Bay Area Toll Authority, Toll Bridge, California Bay Area, Rev., VRDO, LOC: Union Bank N.A., 0.060%, 09/09/13	17,000
6,950	Beaumont Utility Authority, Wastewater Enterprise Project, Series A, Rev., VRDO, LOC: Union Bank of CA N.A., 0.060%, 09/09/13	6,950
4,580	Beverly Hills Public Financing Authority, Series ROCS RR II R-14013, Rev., VRDO, LIQ: Citibank N.A., 0.110%, 09/09/13 (e)	4,580
4,700	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project, Rev., VRDO, LOC: Union Bank of CA N.A., 0.090%, 09/09/13	4,700
3,000	California Educational Facilities Authority, Series 3346, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.090%, 09/09/13 (e)	3,000
7,330	California Educational Facilities Authority, Life Chiropractic College, Rev., VRDO, LOC: Bank of the West, 0.030%, 09/09/13	7,330
	California Health Facilities Financing Authority,
3,195	Rev., VRDO, 0.050%, 09/09/13	3,195
15,000	Series H, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.040%, 09/09/13	15,000
10,000	California Health Facilities Financing Authority, Catholic Healthcare, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	10,000
4,000	California Health Facilities Financing Authority, Children’s Hospital of Orange County, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/09/13	4,000
23,845	California Health Facilities Financing Authority, City of Hope, Series C, Rev., VRDO, 0.050%, 09/09/13	23,845
9,815	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 0.040%, 09/09/13	9,815
8,650	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 09/09/13	8,650
8,300	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series B-1, Rev., VRDO, 0.060%, 09/09/13	8,300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
7,950	California Housing Finance Agency, Series 3206, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.310%, 09/09/13 (e)	7,950
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.060%, 09/09/13	4,620
9,125	California Infrastructure & Economic Development Bank, Buck Institute for Age Research, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/09/13	9,125
2,540	California Infrastructure & Economic Development Bank, Kruger & Sons, Inc. Project, Rev., VRDO, AMT, LOC: Bank of the West, 0.130%, 09/09/13	2,540
4,325	California Infrastructure & Economic Development Bank, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 09/09/13	4,325
500	California Infrastructure & Economic Development Bank, Orange County Performing Arts Center, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 09/09/13	500
5,250	California Infrastructure & Economic Development Bank, Prinsco Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	5,250
9,695	California Infrastructure & Economic Development Bank, Santa Barbara Center for the Performing Arts, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 09/09/13	9,695
1,900	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.080%, 09/09/13	1,900
8,605	California State Department of Veterans Affairs, Series ROCS-RR-II-R-11444, Rev., VRDO, LIQ: Citibank N.A., 0.120%, 09/09/13 (e)	8,605
6,225	California State University, Series ROCS RR II R-11568, Rev., VRDO, BHAC-CR, FSA, LIQ: Citibank N.A., 0.110%, 09/09/13 (e)	6,225
	California Statewide Communities Development Authority,
26,430	Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.090%, 09/09/13 (e)	26,430
1,400	Series J, Rev., VRDO, 0.050%, 09/09/13	1,400
5,700	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VRDO, 0.040%, 09/09/13	5,700

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
705	California Statewide Communities Development Authority, Multi-Family Housing, Avian Glen Apartments Project, Series OO, Rev., VRDO, LOC: Citibank N.A., 0.140%, 09/09/13	705
6,235	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	6,235
1,970	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, LIQ: FHLMC, 0.040%, 09/09/13	1,970
7,605	California Statewide Communities Development Authority, Multi-Family Housing, Harmony Court Apartments, Series E, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	7,605
2,700	California Statewide Communities Development Authority, Multi-Family Housing, Hermosa Vista Apartments, Series XX, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	2,700
3,110	California Statewide Communities Development Authority, Multi-Family Housing, Horizons Indio, Series F, Rev., VRDO, LOC: Citibank N.A., 0.080%, 09/09/13	3,110
8,350	California Statewide Communities Development Authority, Multi-Family Housing, Oakmont Concord Project, Series Q, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	8,350
11,200	California Statewide Communities Development Authority, Multi-Family Housing, Pavillions Apartments, Series M, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	11,200
13,315	California Statewide Communities Development Authority, New Morgan Hill Country School, Rev., VRDO, LOC: Comerica Bank, 0.070%, 09/09/13	13,315
8,660	California Statewide Communities Development Authority, Penny Lane Center Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/09/13	8,660
1,100	California Statewide Communities Development Authority, The Master’s College, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/09/13	1,100
17,265	City of Corcoran, Water System Project, COP, VRDO, LOC: Union Bank of CA N.A., 0.060%, 09/09/13	17,265
3,950	City of Garden Grove, Multi-Family Housing, Malabar Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	3,950
16,105	City of Livermore, Capital Projects, COP, VRDO, LOC: U.S. Bank N.A., 0.050%, 09/09/13	16,105

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
400	City of Loma Linda, Loma Linda University Medical Center, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/09/13	400
9,545	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	9,545
9,185	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.080%, 09/09/13	9,185
4,800	City of Manhattan Beach, COP, VRDO, LOC: Union Bank N.A., 0.050%, 09/09/13	4,800
3,025	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.060%, 09/09/13	3,025
4,200	City of Modesto, Multi-Family Housing, Westdale Commons, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	4,200
	City of Palo Alto,
3,120	Series ROCS-RR-II-R-11859, GO, VRDO, LIQ: Citibank N.A., 0.090%, 09/09/13 (e)	3,120
3,160	Series ROCS-RR-II-R-11954, GO, VRDO, LIQ: Citibank N.A., 0.070%, 09/09/13 (e)	3,160
31,550	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.080%, 09/09/13	31,550
	City of Riverside, Electric Revenue,
7,600	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/09/13	7,600
5,000	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/09/13	5,000
2,510	City of Santa Clara, Electric Revenue, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.040%, 09/09/13	2,510
9,000	City of Upland, Mountain Springs Issue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	9,000
300	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/09/13	300
695	County of Contra Costa, City of Richmond, Wastewater System, Series A, Rev., VRDO, LOC: Union Bank of CA N.A., 0.080%, 09/09/13	695
5,360	County of San Mateo, Sequoia Union High School District, Series 2160, GO, VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.210%, 09/09/13	5,360
	Deutsche Bank Spears/Lifers Trust, Various States,
7,805	Series DB-294, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.140%, 09/09/13	7,805

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
8,425	Series DB-304, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.130%, 09/09/13	8,425
8,330	Series DB-324, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	8,330
8,860	Series DB-419, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	8,860
26,415	Series DB-422, Rev., VRDO, FSA, NATL-RE, AMBAC, FGIC, LIQ: Deutsche Bank AG, 0.140%, 09/09/13	26,415
12,520	Series DB-424, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13 (e)	12,520
8,960	Series DB-429, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	8,960
17,420	Series DB-466, GO, VRDO, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.160%, 09/09/13	17,420
5,070	Series DB-617, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.160%, 09/09/13	5,070
9,013	Series DB-648, GO, VRDO, FSA , NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.160%, 09/09/13	9,013
8,340	Series DB-1035, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 09/09/13 (e)	8,340
10,605	Series DB-1114, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	10,605
7,195	Series DB-1176X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 09/09/13 (e)	7,195
17,360	Series DBE-1011, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	17,360
3,000	East Bay Municipal Utility District, Alameda & Contra Costa Counties, Water System, Series A-2, Rev., VRDO, 0.060%, 09/09/13	3,000
	Eclipse Funding Trust, Solar Eclipse, Various States
1,105	Series 2006-0037, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	1,105
7,780	Series 2006-0037, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e) (p)	7,780
7,945	Series 2006-0065, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	7,945
25,500	Golden State Tobacco Securitization Corp., Series 2215, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.140%, 09/09/13	25,500
7,425	Grossmont-Cuyamaca Community College District, Series ROCS-RR-II-R-11519, GO, VRDO, AGC, LIQ: Citibank N.A., 0.100%, 09/09/13	7,425

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
400	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 09/09/13	400
11,480	Lake Elsinore Recreation Authority, Public Facilities Project, Series A, Rev., VRDO, LOC: Union Bank of CA N.A., 0.060%, 09/09/13	11,480
1,000	Lancaster Redevelopment Agency, Multi-Family Housing, 20th Street Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/09/13	1,000
4,300	Los Angeles Community Redevelopment Agency, Met Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	4,300
1,486	Los Angeles Community Redevelopment Agency, Views at 270, Series A, Rev., VRDO, LOC: Citibank N.A., 0.120%, 09/09/13	1,486
2,900	Los Angeles County Community Development Commission, Willowbrook Project, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.130%, 09/09/13	2,900
1,925	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, LIQ: FHLMC, 0.070%, 09/09/13	1,925
11,150	Los Angeles Department of Water & Power, Power System, Subseries A-5, Rev., VRDO, 0.050%, 09/09/13	11,150
6,000	Los Angeles Department of Water & Power, Water System, Subseries B-3, Rev., VRDO, 0.030%, 09/09/13	6,000
	Metropolitan Water District of Southern California,
8,000	Series A-1, Rev., VRDO, 0.040%, 09/09/13	8,000
13,225	Series A-1, Rev., VRDO, 0.040%, 09/09/13	13,225
15,750	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Class A, Rev., VRDO, NATL-RE, LIQ: Societe Generale, LOC: Societe Generale, 0.100%, 09/09/13	15,750
5,240	Orange County Water District, COP, VRDO, LIQ: Morgan Stanley Bank, 0.090%, 09/09/13	5,240
3,700	Orange County, Riverbend Apartments, Series B, Rev., VRDO, LIQ: FHLMC, 0.040%, 09/09/13	3,700
1,810	Orange County, Villas La Paz, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	1,810
9,710	Oxnard Financing Authority, Municipal Securities Trust Receipts, Class A, Rev., VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.070%, 09/09/13	9,710

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
20,295	Palomar Pomerado Health, Series 2234, GO, VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.110%, 09/09/13 (e)	20,295
5,600	Pittsburg Public Financing Authority, Rev., VRDO, LOC: Bank of the West, 0.110%, 09/09/13	5,600
	Puttable Floating Option Tax-Exempt Receipts,
4,000	Series PT-4694, Rev., VRDO, LIQ: Bank of America N.A., 0.060%, 09/09/13 (e)	4,000
4,910	Series MT-841, Rev., VRDO, LIQ: Bank of America N.A., 0.080%, 09/09/13 (e)	4,910
10,270	Series PT-4698, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.140%, 09/09/13 (e)	10,270
	RBC Municipal Products, Inc. Trust, Various States,
20,000	Series E-21, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.100%, 09/03/13 (e)	20,000
4,000	Series O, Rev., VRDO, LIQ: Royal Bank of Canada, 0.060%, 09/09/13 (e)	4,000
1,675	Riverside County Transportation Commission, Series ROCS-RR-II-R-14064, Rev., VRDO, LIQ: Citibank N.A., 0.070%, 09/09/13 (e)	1,675
900	Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments, Series D, Rev., VRDO, LOC: Citibank N.A., 0.110%, 09/09/13	900
18,600	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, LOC: Societe Generale, 0.100%, 09/09/13 (e)	18,600
4,580	Sacramento Housing Authority, Multi-Family Housing, Lofts at Natomas Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	4,580
	Sacramento Municipal Utility District, Electric Revenue,
16,300	Series K, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 09/09/13	16,300
2,600	Series L, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/09/13	2,600
1,200	Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/09/13	1,200
4,275	San Diego County Foundation, COP, VRDO, LOC: U.S. Bank N.A., 0.070%, 09/09/13	4,275
	San Francisco City & County Airports Commission, Second Series,
7,410	Series 36B, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/09/13	7,410

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
2,600	Series 36C, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/09/13	2,600
19,465	San Francisco City & County Public Utilities Commission, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.090%, 09/09/13	19,465
700	San Francisco City & County Redevelopment Agency, Community Facilities District No.4, Mission Bay North Public Improvements, Special Tax, VRDO, LOC: Bank of America N.A., 0.090%, 09/09/13	700
800	San Francisco City & County Redevelopment Agency, Maria Manor Apartments, Series F, Rev., VRDO, LOC: Citibank N.A., 0.090%, 09/09/13	800
900	San Francisco City & County, Multi-Family Housing, Folsom Dore Apartment Project, Rev., VRDO, LOC: Citibank N.A., 0.090%, 09/09/13	900
3,969	San Jose, Multi-Family Housing, Sunset Square Apartments Project, Series E, Rev., VRDO, LOC: Citibank N.A., 0.090%, 09/09/13	3,969
7,760	San Marcos Unified School District, Series ROCS RR II R-11998X, GO, VRDO, LIQ: Citibank N.A., 0.090%, 09/09/13 (e)	7,760
2,620	San Rafael Redevelopment Agency, Multi-Family Housing, Commons Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.120%, 09/09/13	2,620
9,670	Santa Clara County Financing Authority, El Camino Hospital, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	9,670
1,525	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/09/13	1,525
7,765	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/09/13	7,765
24,380	Southern California Public Power Authority, Southern Transmission Project, Series A, Rev., VRDO, AGM, 0.080%, 09/09/13	24,380
	State of California,
6,500	Series 2813, GO, VRDO, LIQ: Morgan Stanley Bank, 0.140%, 09/09/13 (e)	6,500
4,150	Series ROCS-RR-II-R-11878, GO, VRDO, LIQ: Citibank N.A., 0.160%, 09/09/13 (e)	4,150
31,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.070%, 09/09/13	31,000

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
670	The Metropolitan Water District of Southern California, Series A-2, Rev., VRDO, 0.040%, 09/09/13	670
4,600	Upland Housing Authority, Multi-Family Housing, Rev., VRDO, LIQ: FHLMC, 0.070%, 09/09/13	4,600
6,000	Wells Fargo Stage Trust, Various States, Series 2008-7C, GO, VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.080%, 09/09/13 (e)	6,000
900	West Covina Public Financing Authority, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	900
4,000	West Hills Community College District, Rev., VRDO, LOC: Union Bank of CA N.A., 0.050%, 09/09/13	4,000

	Total Weekly Demand Notes (Cost $1,083,226)	1,083,227

SHARES
Variable Rate Demand Preferred Shares — 8.0%
	Nuveen California AMT-Free Muni Income Fund,
26,500	LIQ: Deutsche Bank AG, 0.180%, 09/09/13 # (e)	26,500
35,000	LIQ: Morgan Stanley Bank, 0.240%, 09/09/13 # (e)	35,000

SHARES	SECURITY DESCRIPTION	VALUE($)

7,000	Nuveen California Dividend Advantage Municipal Fund, LIQ: Morgan Stanley Bank, 0.240%, 09/09/13 # (e)	7,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.140%, 09/09/13 # (e)	10,000
19,000	Nuveen California Performance Plus Municipal Fund, Inc., LIQ: Citibank N.A., 0.140%, 09/09/13 # (e)	19,000
6,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.140%, 09/09/13 # (e)	6,000
15,000	Nuveen California Select Quality, LIQ: Citibank N.A., 0.140%, 09/09/13 # (e)	15,000

	Total Variable Rate Demand Preferred Shares (Cost $118,500)	118,500

	Total Investments — 100.0% (Cost $1,471,274)*	1,471,274
	Other Assets in Excess of Liabilities — 0.0% (g)	415

	NET ASSETS — 100.0%	$1,471,689

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Daily Demand Notes — 18.6%
	Michigan — 15.7%
11,140	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.110%, 09/03/13	11,140
	University of Michigan,
775	Series A, Rev., VRDO, 0.040%, 09/03/13	775
10,000	Series B, Rev., VRDO, 0.020%, 09/03/13	10,000
450	Series D-1, Rev., VRDO, 0.010%, 09/03/13	450

		22,365

	Oklahoma — 1.0%
1,455	Oklahoma State Capital Improvement Authority, Higher Education, Series D2, Rev., VRDO, 0.110%, 09/03/13	1,455

	Tennessee — 1.2%
1,665	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 09/03/13	1,665

	Washington — 0.7%
1,055	Washington Health Care Facilities Authority, Multicare Health System, Series D, Rev., VRDO, LOC: Barclays Bank plc, 0.070%, 09/03/13	1,055

	Total Daily Demand Notes (Cost $26,540)	26,540

Municipal Bonds — 7.1%
	Michigan — 7.1%
6,100	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, Rev., VRDO, 0.120%, 03/28/14 (i)	6,100
4,000	Wells Fargo Stage Trust, Floater Certificates, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.180%, 01/16/14 (e)	4,000

	Total Municipal Bonds (Cost $10,100)	10,100

Weekly Demand Notes — 67.7%
	Massachusetts — 0.9%
1,275	State of Massachusetts, Municipal Securities Trust Receipts, Series SGC-51, Class A, GO, VRDO, AMBAC, LIQ: Societe Generale, LOC: Societe Generale, 0.080%, 09/09/13 (e)	1,275

	Michigan — 66.8%
	Austin Trust, Various States,
1,275	Series 2007-1009, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.150%, 09/09/13 (e) (m)	1,275
4,500	Series 2008-1096, GO, VRDO, NATL-RE, Q-SBLF, LIQ: Bank of America N.A., 0.180%, 09/09/13 (e)	4,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — Continued
3,685	Detroit City School District, Series ROCS-RR-II-R-11784, GO, VRDO, FSA, Q-SBLF, LIQ: Citibank N.A., 0.210%, 09/09/13 (e)	3,685
2,200	Detroit City School District, Floater Certificates, Series 3308, GO, VRDO, AGM, Q-SBLF, LIQ: Credit Suisse, 0.160%, 09/09/13 (e)	2,200
540	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-302, GO, NATL-RE, LIQ: Deutsche Bank A.G., 0.110%, 09/09/13	540
7,000	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2006-0001, GO, FSA, Q-SBLF, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.210%, 09/09/13	7,000
875	Jackson County Economic Development Corp., Melling Tool Co. Project, Rev., VRDO, LOC: Comerica Bank, 0.160%, 09/09/13	875
1,000	Kent Country, City of Grand Rapids, Industrial Development, Clipper Belt Lacer Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 09/09/13	1,000
2,825	Kent Hospital Finance Authority, Spectrum Health System, Series B, Rev., VRDO, 0.060%, 09/09/13	2,825
3,000	Michigan Finance Authority, Higher Education Facilities, Spring Arbor University Project, Rev., VRDO, LOC: Comerica Bank, 0.070%, 09/09/13	3,000
1,005	Michigan Finance Authority, Unemployment Obligation Assessment, Series C, Rev., VRDO, LOC: Citibank N.A., 0.050%, 09/09/13	1,005
1,905	Michigan Higher Education Facilities Authority, Thomas M. Cooley Law School Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	1,905
5,000	Michigan State Hospital Finance Authority, Series ROCS-RR-II-R-11869, Rev., VRDO, LIQ: Citibank N.A., 0.080%, 09/09/13 (e)	5,000
1,285	Michigan State Housing Development Authority, Multi-Family Housing, Berrien Woods III-A, Rev., VRDO, LOC: Citibank N.A., 0.080%, 09/09/13	1,285
4,940	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	4,940
300	Michigan State Housing Development Authority, Multi-Family Housing, Parks of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	300

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Michigan — Continued
950	Michigan State Housing Development Authority, Non AMT, Non ACE, Series D, Rev., VRDO, LOC: FNMA, 0.070%, 09/09/13	950
	Michigan State Housing Development Authority, Rental Housing,
410	Series A, Rev., VRDO, AMT, 0.080%, 09/09/13	410
1,275	Series C, Rev., VRDO, AMT, 0.090%, 09/09/13	1,275
300	Series D, Rev., VRDO, AMT, 0.090%, 09/09/13	300
6,600	Michigan State Housing Development Authority, Single Family Housing, Series B, Rev., VRDO, AMT, LOC: FNMA, 0.080%, 09/09/13	6,600
	Michigan State Housing Development Authority, Single Family Mortgage,
600	Series D-1, Rev., VRDO, AMT, 0.080%, 09/09/13	600
2,000	Series E, Rev., VRDO, AMT, 0.090%, 09/09/13	2,000
7,000	Series F, Rev., VRDO, AMT, FHA/VA GTD, 0.070%, 09/09/13	7,000
1,100	Michigan Strategic Fund, B&C Leasing LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 09/09/13	1,100
1,000	Michigan Strategic Fund, Bayloff Properties LLC Project, Rev., VRDO, LOC: PNC Bank N.A., 0.210%, 09/09/13	1,000
870	Michigan Strategic Fund, Merchants LLC Project, Rev., VRDO, LOC: PNC Bank N.A., 0.160%, 09/09/13	870
880	Michigan Strategic Fund, Printing System, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.160%, 09/09/13	880
1,800	Michigan Strategic Fund, Sur-Flo Plastics, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.160%, 09/09/13	1,800

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — Continued
2,915	Michigan Strategic Fund, Transnav Technologies, Inc. Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.360%, 09/09/13	2,915
4,380	Michigan Strategic Fund, Wedgwood Christian Services Project, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/09/13	4,380
1,405	Oakland County Economic Development Corp., A&M Label Project, Rev., VRDO, LOC: PNC Bank N.A., 0.160%, 09/09/13	1,405
2,000	Oakland County Economic Development Corp., Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.160%, 09/09/13	2,000
6,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.060%, 09/09/13 (e)	6,000
	RBC Municipal Products, Inc. Trust, Floater Certificates,
4,420	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.110%, 09/09/13	4,420
5,950	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.110%, 09/09/13	5,950
2,000	Series L-32, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.110%, 09/09/13	2,000

		95,190

	Total Weekly Demand Notes (Cost $96,465)	96,465

	Total Investments — 93.4% (Cost $133,105)*	133,105
	Other Assets in Excess of Liabilities — 6.6%	9,330

	NET ASSETS — 100.0%	$142,435

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Annual Demand Note — 1.5%
20,000	New York Liberty Development Corp., Multi-Modal Liberty, World Trade Center Project-Towers 3-4, Series A, Rev., VRDO, 0.230%, 03/19/14 (Cost $20,000)	20,000

Daily Demand Notes — 2.0%
	New York — 2.0%
	City of New York, Fiscal Year 2008,
2,350	Series L, Subseries L-3, GO, VRDO, 0.060%, 09/03/13	2,350
450	Series L, Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.050%, 09/03/13	450
5,480	City Of New York, Fiscal Year 2012, Series A, Subseries A-5, GO, VRDO, 0.070%, 09/03/13	5,480
3,500	City of New York, Fiscal Year 2012, Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.050%, 09/03/13	3,500
4,700	Long Island Power Authority, Electric System, Series 2, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 0.070%, 09/03/13	4,700
	New York City Municipal Water Finance Authority, Water & Sewer System,
735	Series B, Subseries B-1, Rev., VRDO, 0.050%, 09/03/13	735
800	Series B, Subseries B-3, Rev., VRDO, 0.050%, 09/03/13	800
2,490	Series F, Subseries F-2, Rev., VRDO, 0.070%, 09/03/13	2,490
	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd General Resolution,
700	Series BB, Rev., VRDO, 0.060%, 09/03/13	700
900	Series CC, Subseries CC-1, Rev., VRDO, 0.050%, 09/03/13	900
1,150	Series DD, Subseries DD-1, Rev., VRDO, 0.050%, 09/03/13	1,150
700	Series FF, Subseries FF-1, Rev., VRDO, 0.060%, 09/03/13	700
	New York City Transitional Finance Authority, Future Tax Secured,
625	Series A, Subseries A-4, Rev., VRDO, 0.050%, 09/03/13	625
900	Series A, Subseries A-6, Rev., VRDO, 0.050%, 09/03/13	900
1,300	New York City Trust for Cultural Resources, Lincoln Center for the Performing Arts, Inc., Series A-2, Rev., VRDO, LOC: Bank of New York Mellon, 0.050%, 09/03/13	1,300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
400	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.100%, 09/03/13	400

	Total Daily Demand Notes (Cost $27,180)	27,180

Municipal Bonds — 9.7%
	New York — 9.7%
9,105	Allegany County, Cuba-Rushford Central School District, GO, BAN, 1.000%, 06/27/14	9,144
6,000	Broome & Tioga Counties, Maine-Endwell Central School District, GO, RAN, 1.000%, 10/17/13	6,004
5,308	Caguya & Tompkins Counties, Southern Cayuga Central School District, Series A, GO, BAN, 1.500%, 06/27/14	5,350
15,530	Cattaraugus County, Franklinville Central School District, GO, BAN, 1.250%, 06/27/14	15,627
2,515	Chautauqua County, Chautauqua Lake Central School District, GO, BAN, 1.250%, 06/26/14	2,530
8,300	Chautauqua County, City of Dunkirk, GO, BAN, 1.500%, 03/27/14	8,341
10,430	Chautauqua County, Silver Creek Central School District, GO, BAN, 1.000%, 06/19/14	10,477
4,000	Clinton County, Saranac Central School District, GO, BAN, 1.500%, 07/17/14	4,034
3,185	Dutchess County, Beacon City School District, GO, BAN, 1.250%, 06/27/14	3,205
8,000	Franklin & St. Lawrence Counties, Salmon River Central School District, GO, RAN, 1.000%, 06/19/14	8,023
2,239	Jefferson County, Thousand Islands Central School District, GO, BAN, 1.500%, 06/20/14	2,255
7,496	Jefferson County, Town of Watertown, GO, BAN, 1.500%, 04/24/14	7,531
7,000	Nassau County, Mineola Union Free School District, GO, TAN, 1.000%, 06/30/14	7,031
4,089	Oneida County, City of Rome, GO, BAN, 0.800%, 09/06/13	4,089
5,000	Onondaga County, West Genesee Central School District, GO, RAN, 1.000%, 12/06/13	5,008
6,865	Oswega & Cayuga Counties, Hannibal Central School District, GO, BAN, 1.250%, 06/27/14	6,907
9,000	Schenectady County, Schenectady City School District, GO, RAN, 1.500%, 01/17/14	9,027

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
10,000	Steuben County, Campbell-Savona Central School District, GO, BAN, 1.250%, 04/15/14	10,044
6,825	Steuben County, Hornell City School District, GO, BAN, 1.250%, 06/27/14	6,869

	Total Municipal Bonds (Cost $131,496 )	131,496

Weekly Demand Notes — 80.0%
	Kentucky — 0.5%
6,265	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-1028X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.080%, 09/09/13 (e)	6,265

	New York — 79.5%
5,475	Albany Industrial Development Agency, Civic Facility Revenue, CHF-Holland Suites II LLC Project, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.060%, 09/09/13	5,475
2,950	Albany Industrial Development Agency, Civic Facility, Living Resources Corp. Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.080%, 09/09/13 (m)	2,950
	Austin Trust, Various States,
1,300	Series 2008-1067, Rev., VRDO, LIQ: Bank of America N.A., 0.120%, 09/09/13 (e)	1,300
8,955	Series 2008-3004X, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.130%, 09/09/13 (e)	8,955
2,475	Series 2008-3506, Rev., VRDO, FSA-CR, LIQ: Bank of America N.A., 0.100%, 09/09/13 (e)	2,475
	City of New York,
11,250	Series 3015, GO, VRDO, LIQ: Credit Suisse, 0.060%, 09/09/13 (e)	11,250
12,700	Series 3062X, GO, VRDO, AGC, LIQ: Credit Suisse, 0.060%, 09/09/13 (e)	12,700
11,910	City of New York, Fiscal Year 1994, Series A, Subseries A-6, GO, VRDO, LOC: Helaba, 0.080%, 09/09/13	11,910
	City of New York, Fiscal Year 1995,
10,230	Series B, Subseries B-4, GO, VRDO, 0.070%, 09/09/13	10,230
3,500	Series F, Subseries F-5, GO, VRDO, LOC: Bayerische Landesbank, 0.090%, 09/09/13	3,500
3,550	City of New York, Fiscal Year 2003, Series C, Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.090%, 09/09/13	3,550
3,800	City Of New York, Fiscal Year 2003, Series C, Subseries C-3B, LIQ: Lloyds TSB Bank plc, 0.070%, 09/09/13	3,800

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
	City of New York, Fiscal Year 2004,
20,550	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.070%, 09/09/13	20,550
3,500	Series A, Subseries A-5, GO, VRDO, LOC: BMO Harris Bank N.A, 0.050%, 09/09/13	3,500
	City of New York, Fiscal Year 2006,
1,700	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.050%, 09/09/13	1,700
22,300	Series F, Subseries F-3, GO., VRDO, LOC: Sumitomo Mitsui Banking, 0.060%, 09/09/13	22,300
	City of New York, Fiscal Year 2013,
12,250	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.050%, 09/09/13	12,250
8,000	Series A, Subseries A-5, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.050%, 09/09/13	8,000
	Deutsche Bank Spears/Lifers Trust, Various States,
5,820	Series DB-1027X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.080%, 09/09/13 (e)	5,820
7,770	Series DB-1031X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.080%, 09/09/13 (e)	7,770
16,295	Series DB-1091, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.070%, 09/09/13 (e)	16,295
10,865	Series DBE-1029X, Rev., VRDO, LIQ: Deustche Bank A.G., 0.110%, 09/09/13 (e)	10,865
5,750	Series DBE-1090X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.080%, 09/09/13 (e)	5,750
225	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2006-0119, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	225
6,035	Erie County Industrial Development Agency, School Facility, Deutsche Bank Spears, Series DB-1054, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.080%, 09/09/13 (e)	6,035
1,415	Franklin County Industrial Development Agency, Civic Facility, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.140%, 09/09/13	1,415
	Long Island Power Authority, Electric System,
1,795	Series C, Rev., VRDO, LOC: Barclays Bank plc, 0.060%, 09/09/13	1,795
2,100	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/09/13	2,100

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — Continued
	Metropolitan Transportation Authority, Dedicated Tax Fund,
21,200	Series A, Subseries A-1, Rev., VRDO, LOC: Morgan Stanley Bank, 0.070%, 09/09/13	21,200
20,685	Series A, Subseries A-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.050%, 09/09/13	20,685
6,525	Subseries B-1, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.060%, 09/09/13	6,525
1,225	New York City Capital Resources Corp., Loan Enhanced Assistance, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/09/13	1,225
20,000	New York City Health & Hospital Corp., Health Systems, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.060%, 09/09/13	20,000
7,190	New York City Housing Development Corp., Multi-Family Housing, Series ROCS RR II R-11699, Rev., VRDO, LIQ: Citibank N.A., 0.120%, 09/09/13 (e)	7,190
4,035	New York City Housing Development Corp., Multi-Family Mortgage, 1904 Vyse Avenue Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	4,035
26,000	New York City Housing Development Corp., Multi-Family Mortgage, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 09/09/13	26,000
4,050	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Rev., VRDO, LIQ: FHLMC, 0.050%, 09/09/13	4,050
6,665	New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site C, Series A, Rev., VRDO, LOC: Citibank N.A., 0.170%, 09/09/13	6,665
3,470	New York City Housing Development Corp., Multi-Family Mortgage, The Dorado Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.090%, 09/09/13	3,470
1,560	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.090%, 09/09/13	1,560
10,000	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	10,000
9,300	New York City Housing Development Corp., Multi-Family Rental Housing, Carnegie Park, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/09/13	9,300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
10,000	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	10,000
1,500	New York City Industrial Development Agency, Civic Facility, Brooklyn United Methodist Project, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/09/13	1,500
3,700	New York City Industrial Development Agency, Civic Facility, New York Congregational Nursing Center Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.080%, 09/09/13	3,700
950	New York City Industrial Development Agency, Jewish Board of Family & Children’s Services, Inc. Project, Rev., VRDO, LOC: TD Bank N.A., 0.070%, 09/09/13	950
45,800	New York City Industrial Development Agency, Liberty, FC Hanson Office Associates LLC Project, Rev., VRDO, LOC: ING Bank N.V., 0.060%, 09/09/13	45,800
4,100	New York City Industrial Development Agency, Special Facility, 1997 Air Express International Corp. Project, Rev., VRDO, LOC: Citibank N.A., 0.060%, 09/09/13	4,100
5,050	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd General Resolution, Series BB, Rev., VRDO, 0.040%, 09/09/13	5,050
4,345	New York City Transitional Finance Authority, Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.090%, 09/09/13	4,345
52,000	New York City Transitional Finance Authority, Future Tax Secured, Series C, VRDO, LIQ: Landesbank Hessen-Thuringen, 0.080%, 09/09/13	52,000
	New York City Trust for Cultural Resources, Refunding, American Musuem Natural History,
3,100	Series B1, Rev., VRDO, 0.050%, 09/09/13	3,100
165	Series B3, Rev., VRDO, 0.040%, 09/09/13	165
8,000	New York City Trust for Cultural Resources, Solomon R. Guggenheim Foundation, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/09/13	8,000
	New York Liberty Development Corp.,
10,000	Series 3226, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.090%, 09/09/13 (e)	10,000
31,170	Series 3232, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.090%, 09/09/13 (e)	31,170

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — Continued
5,000	Series 41TP, Rev., VRDO, LIQ: Wells Fargo Bank N.A., LOC: Wells Fargo Bank N.A., 0.070%, 09/09/13	5,000
15,525	Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.120%, 09/09/13 (e)	15,525
13,300	Series ROCS-RR-II-R-11883, Rev., LIQ: Citibank N.A., 0.120%, 09/09/13 (e)	13,300
7,500	Series ROCS-RR-II-R-11937, Rev., LIQ: Citibank N.A., 0.120%, 09/09/13 (e)	7,500
	New York Mortgage Agency, Homeowner Mortgage,
17,700	Series 125, Rev., VRDO, AMT, 0.080%, 09/09/13	17,700
6,600	Series 129, Rev., VRDO, AMT, 0.060%, 09/09/13	6,600
12,100	Series 153, Rev., VRDO, AMT, 0.080%, 09/09/13	12,100
7,000	Series 162, Rev., VRDO, 0.040%, 09/09/13	7,000
	New York State Dormitory Authority,
5,900	Series ROCS-RR-II-R-11479, Rev., LIQ: Citibank N.A., 0.070%, 09/09/13 (e)	5,900
9,240	Series ROCS-RR-II-R-11559, Rev., NATL-RE-IBC, LIQ: Citibank N.A., 0.080%, 09/09/13 (e)	9,240
6,175	Series ROCS-RR-II-R-11816, Rev., LIQ: Citibank N.A., 0.070%, 09/09/13 (e)	6,175
15,830	Series ROCS-RR-II-R-12121, Rev., LIQ: Citibank N.A., 0.070%, 09/09/13	15,830
550	New York State Dormitory Authority, Blythedale Children’s Hospital, Rev., VRDO, LOC: TD Bank N.A., 0.070%, 09/09/13	550
12,535	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.050%, 09/09/13	12,535
31,575	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.060%, 09/09/13	31,575
4,000	New York State Dormitory Authority, Eagle, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.070%, 09/09/13	4,000
	New York State Dormitory Authority, Fordham University,
9,400	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/09/13	9,400
6,855	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/09/13	6,855
17,050	New York State Dormitory Authority, Rochester University, Series B-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	17,050

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
1,500	New York State Dormitory Authority, Rockefeller University, Series A, Rev., VRDO, 0.060%, 09/09/13	1,500
3,050	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.060%, 09/09/13	3,050
	New York State Dormitory Authority, St. Johns University,
1,770	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 09/09/13	1,770
6,500	Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/09/13	6,500
16,980	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.110%, 09/09/13	16,980
2,075	New York State Dormitory Authority, The New York Public Library, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.060%, 09/09/13	2,075
	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project,
6,150	Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.050%, 09/09/13	6,150
10,000	Series C, Subseries C-2, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.070%, 09/09/13	10,000
15,215	New York State Housing Finance Agency, Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 09/09/13	15,215
1,150	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	1,150
28,270	New York State Housing Finance Agency, 160 West 62nd Street, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	28,270
2,000	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, 0.060%, 09/09/13	2,000
11,050	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 09/09/13	11,050
5,000	New York State Housing Finance Agency, 600 West 42nd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.060%, 09/09/13	5,000
6,900	New York State Housing Finance Agency, 8 East 102nd Street, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 09/09/13	6,900

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — Continued
9,300	New York State Housing Finance Agency, 80 Dekalb Avenue, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.100%, 09/09/13	9,300
15,300	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 09/09/13	15,300
1,450	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	1,450
4,085	New York State Housing Finance Agency, Clarkstown Maplewood Garden, Series A, Rev., VRDO, LIQ: FHLMC, 0.050%, 09/09/13	4,085
18,100	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	18,100
15,750	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 09/09/13	15,750
14,150	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.100%, 09/09/13	14,150
46,210	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 09/09/13	46,210
3,400	New York State Housing Finance Agency, Tribeca Park, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.080%, 09/09/13	3,400
	New York State Housing Finance Agency, Victory Housing,
1,500	Series 2000-A, Rev., VRDO, LIQ: FHLMC, 0.080%, 09/09/13	1,500
5,000	Series 2001-A, Rev., VRDO, LIQ: FHLMC, 0.080%, 09/09/13	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	6,700
1,600	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	1,600
13,850	New York State Housing Finance Agency, West 29th Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 09/09/13	13,850
10,245	New York State Housing Finance Agency, West 30th Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	10,245

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
6,700	New York State Housing Finance Agency, West Haverstraw Senior Citizens Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	6,700
4,800	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series ROCS RR II R-14011, Rev., LIQ: Citibank N.A., 0.080%, 09/09/13 (e)	4,800
4,800	New York State Urban Development Corp., Series ROCS-RR-II-R-12321, Rev., 0.060%, 09/09/13 (e)	4,800
2,695	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.160%, 09/09/13	2,695
9,505	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770, Rev., VRDO, LIQ: Citibank N.A., 0.120%, 09/09/13 (e)	9,505
17,630	Puttable Floating Option Tax-Exempt Receipts, Series PT-4623, Rev., VRDO, LIQ: PB Capital Corp., 0.110%, 09/09/13	17,630
2,100	Ramapo State Housing Authority, Spring Valley Homes Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	2,100
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 09/09/13	5,000
7,010	Triborough Bridge & Tunnel Authority, Subseries B-3, Rev., VRDO, 0.090%, 09/09/13	7,010

		1,074,575

	Total Weekly Demand Notes (Cost $1,080,840)	1,080,840

SHARES
Variable Rate Demand Preferred Shares — 6.8%
20,000	BlackRock MuniHoldings New York Quality Fund, Inc., LIQ: Bank of America N.A., 0.270%, 09/09/13 # (e)	20,000
13,300	BlackRock New York Muni Income Quality Trust, LIQ: Barclays Bank plc, 0.160%, 09/09/13 # (e)	13,300
20,000	Nuveen New York Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.130%, 09/09/13 # (e)	20,000
20,000	Nuveen New York Performance Plus Municipal Fund, Inc., LIQ: Deutsche Bank AG, 0.170%, 09/09/13 # (e)	20,000

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)

Variable Rate Demand Preferred Shares — Continued
17,700	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.130%, 09/09/13 # (e)	17,700

	Total Variable Rate Demand Preferred Shares (Cost $91,000)	91,000

	Total Investments — 100.0% (Cost $1,350,516)*	1,350,516
	Other Assets in Excess of Liabilities — 0.0% (g)	439

	NET ASSETS — 100.0%	$1,350,955

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Daily Demand Notes — 15.1%
	Ohio — 15.1%
	Allen County, Hospital Facilities, Catholic Healthcare Partners,
2,230	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 09/03/13 (m)	2,230
170	Series C, Rev., VRDO, LOC: Union Bank N.A., 0.050%, 09/03/13	170
765	Montgomery County, Miami Valley Hospital, Series C, Rev., VRDO, 0.050%, 09/03/13	765
325	Ohio State Water Development Authority, Series 10-A, Rev., VRDO, LOC: Bank of Nova Scotia, 0.050%, 09/03/13	325
	Ohio State Water Development Authority, Pollution Control, FirstEnergy Nuclear Generation Corp. Project,
2,900	Series 2008-C, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.070%, 09/03/13	2,900
620	Series 2010-C, Rev., VRDO, LOC: UBS A.G., 0.120%, 09/03/13	620
350	State of Ohio, Higher Educational Facility Commission, Case Western Reserve, Series B-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/03/13	350
930	State of Ohio, Higher Educational Facility, Case Western Reserve University Project, Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/03/13	930

	Total Daily Demand Notes (Cost $9,300 )	8,290

Municipal Bonds — 14.7%
	Ohio — 14.7%
1,830	City of Marysville, Wastewater Treatment System, GO, BAN, 1.500%, 05/29/14	1,844
1,605	City of Toledo, Capital Improvement, GO, BAN, 1.625%, 10/24/13	1,607
1,500	Dayton City School District, Refunding, School Facilities Construction and Improvement Notes, GO, 0.750%, 10/15/13	1,501
175	State of Ohio, Capital Facilities Lease Appropriation, Series A, Rev, 3.000%, 06/01/14	178
1,010	State of Ohio, Infrastructure Improvement, Series A, GO, 5.000%, 09/03/13	1,010
	Union Township (Clermont County), Various Purpose,
1,000	GO, BAN, 1.000%, 09/11/13	1,000
1,000	GO, BAN, 1.500%, 09/10/14 (w)	1,010

	Total Municipal Bonds (Cost $7,140 )	8,150

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — 62.9%
	Delaware — 1.4%
745	Delaware State Housing Authority, MERLOTS, Series C103, Rev., VRDO, 0.360%, 09/09/13	745

	Ohio — 61.5%
2,785	Austin Trust, Series 2008-3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.150%, 09/09/13	2,785
1,000	Columbus Regional Airport Authority, Capital Funding, Pooled Financing Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/09/13	1,000
1,300	Cuyahoga County, Airport Facilities, Corporate Wings Project, Rev., VRDO, LOC: Privatebank and Trust, 0.280%, 09/09/13	1,300
	Deutsche Bank Spears/Lifers Trust Various States,
310	Series DB-289, GO, VRDO, LIQ: Deutsche Bank A.G., 0.120%, 09/09/13	310
3,000	Series DB-488, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank A.G., 0.070%, 09/09/13	3,000
2,700	Franklin County, Hospital Facilities, Ohio Health Corp., Series B, Rev., VRDO, 0.070%, 09/09/13	2,700
1,000	Franklin County, Hospital Facilities, Various Refunding and Improvement U.S. Health Corp., Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/09/13	1,000
4,810	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	4,810
1,925	Hamilton County, Economic Development, Boys/Girls Clubs of Greater Cincinnati, Inc. Project, Rev., VRDO, 0.080%, 09/09/13	1,925
675	Hancock County, Multi-Family Housing, Crystal Glen Apartments Project, Series B, Rev., VRDO, LOC: FHLB, 0.090%, 09/09/13	675
700	Montgomery County, Catholic Health Initiatives, Series B-1, Rev., VRDO, 0.080%, 09/09/13	700
2,750	Montgomery County, Multi-Family Housing, Cambridge Commons Apartments Project, Series A, Rev., VRDO, LOC: FHLB, 0.070%, 09/09/13	2,750
470	Montgomery County, Multi-Family Housing, Pedcor Investments, Lyons Gate Project, Series B, Rev., VRDO, LOC: FHLB, 0.230%, 09/09/13	470
1,000	Ohio State Air Quality Development Authority, Pollution Control, FirstEnergy Generation Corp. Project, Series 2009-B, Rev., VRDO, LOC: UBS A.G., 0.080%, 09/09/13	1,000

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Ohio — Continued
1,975	Ohio State Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program, Series J, Rev., VRDO, AMT, 0.060%, 09/09/13	1,975
900	Ohio State Water Development Authority, Pollution Control, FirstEnergy Nuclear Generation Corp. Project, Series 2006-B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	900
600	Ohio State Water Development Authority, Water Development, The Timken Company Project, Rev., VRDO, LOC: Northern Trust Company, 0.080%, 09/09/13	600
1,900	Toledo-Lucas County Port Authority, Airport Development, FlightSafety International Inc. Obligor, Series 1, Rev., VRDO, 0.060%, 09/09/13	1,900

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — Continued
2,155	Wells Fargo Stage Trust, Various States, Series 56C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.080%, 09/09/13	2,155
1,968	Wood County, Industrial Development, Reclamation Technologies, Rev., VRDO, LOC: PNC Bank N.A., 0.160%, 09/09/13	1,968

		33,923

	Total Weekly Demand Notes (Cost $34,668 )	34,668

	Total Investments — 92.7% (Cost $51,108 )*	51,108
	Other Assets in Excess of Liabilities — 7.3%	4,039

	NET ASSETS — 100.0%	$55,147

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	21

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

ACE	— Adjusted Current Earnings
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
COP	— Certificate of Participation
CR	— Custodial Receipts
EAGLE	— Earnings of accrual generated on local tax-exempt securities
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
IDR	— Industrial Development Revenue
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts Liquidity Optional Tender
NATL	— Insured by National Public Finance Guarantee Corp.
Q-SBLF	— Qualified School Bond Loan Fund
RAN	— Revenue Anticipation Note
RE	— Reinsured
Rev.	— Revenue
ROCS	— Reset Option Certificates

TAN	— Tax Anticipation Note
TRAN	— Tax & Revenue Anticipation Note
VA	— Veterans Administration
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2013.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	— When-issued security.
*	— The cost of securities is substantially the same for federal income tax purposes.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	23

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands, except per share amounts)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund		New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$1,471,274		$133,105		$1,350,516		$51,108
Cash	17		14		15		—
Receivables:
Investment securities sold	—		9,324		—		5,002
Interest from non-affiliates	544		31		600		75
Due from Advisor	—		—		—		2
Other Assets	5		—		8		—

Total Assets	1,471,840		142,474		1,351,139		56,187

LIABILITIES:
Payables:
Due to custodian	—		—		—		—	(a)
Distributions	1		—		3		—
Investment securities purchased	—		—		—		1,010
Accrued liabilities:
Investment advisory fees	—		—		18		—
Administration fees	84		6		82		—
Distribution fees	—	(a)	—	(a)	—		—
Shareholder servicing fees	—	(a)	—		—		—
Custodian and accounting fees	10		5		7		6
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)	—	(a)	—
Transfer agent fees	10		2		20		2
Printing and mailing costs	15		7		24		—
Audit Fees	27		19		30		20
Other	4		—		—		2

Total Liabilities	151		39		184		1,040

Net Assets	$1,471,689		$142,435		$1,350,955		$55,147

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	California Municipal Money Market Fund	Michigan Municipal Money Market Fund	New York Municipal Money Market Fund	Ohio Municipal Money Market Fund
NET ASSETS:
Paid-in-capital	$1,471,484	$142,428	$1,350,963	$55,151
Accumulated undistributed (distributions in excess of) net investment income	(21)	(5)	(81)	(3)
Accumulated net realized gains (losses)	226	12	73	(1)

Total Net Assets	$1,471,689	$142,435	$1,350,955	$55,147

Net Assets:
E*Trade	$951,982	$—	$371,165	$—
Morgan	423,831	5,893	605,134	15,323
Premier	—	34,690	—	2,861
Reserve	—	101,852	309,375	20,390
Service	95,876	—	65,281	16,573

Total	$1,471,689	$142,435	$1,350,955	$55,147

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
E*Trade	951,654	—	371,160	—
Morgan	423,826	5,894	605,128	15,315
Premier	—	34,691	—	2,859
Reserve	—	101,853	309,372	20,384
Service	95,901	—	65,280	16,566
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$1,471,274	$133,105	$1,350,516	$51,108

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	25

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund	New York Municipal Money Market Fund	Ohio Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,119		$122	$1,169	$58

EXPENSES:
Investment advisory fees	573		56	546	23
Administration fees	503		49	479	20
Distribution fees:
E*Trade	2,805		—	1,134	—
Morgan	199		3	297	8
Reserve	—		124	412	26
Service	297		—	188	54
Shareholder servicing fees:
E*Trade	1,403		—	567	—
Morgan	697		10	1,039	29
Premier	—		53	—	4
Reserve	—		149	495	30
Service	148		—	94	27
Custodian and accounting fees	25		13	20	13
Interest expense to affiliates	—	(a)	—	1	—	(a)
Professional fees	29		18	31	17
Trustees’ and Chief Compliance Officer’s fees	8		1	8	—	(a)
Printing and mailing costs	48		2	38	2
Registration and filing fees	20		10	17	10
Transfer agent fees	21		5	48	5
Other	8		3	6	4

Total expenses	6,784		496	5,420	272

Less amounts waived	(5,728)		(374)	(4,301)	(211)
Less expense reimbursements	—		—	—	(3)

Net expenses	1,056		122	1,119	58

Net investment income (loss)	63		—	50	—

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	36		—	70	—

Change in net assets resulting from operations	$99		$—	$120	$—

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$63	$96	$—	$—
Net realized gain (loss)	36	189	—	15

Change in net assets resulting from operations	99	285	—	15

DISTRIBUTIONS TO SHAREHOLDERS:
E*Trade
From net investment income	(47)	(88)	—	—
From net realized gains	—	(16)	—	—
Morgan
From net investment income	(13)	(7)	—	— (a)
From net realized gains	—	(7)	—	(1)
Premier
From net investment income	—	—	—	— (a)
From net realized gains	—	—	—	(4)
Reserve
From net investment income	—	—	—	— (a)
From net realized gains	—	—	—	(13)
Service
From net investment income	(3)	(1)	—	—
From net realized gains	—	(2)	—	—

Total distributions to shareholders	(63)	(121)	—	(18)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	53,781	14,987	1,606	(10,842)

NET ASSETS:
Change in net assets	53,817	15,151	1,606	(10,845)
Beginning of period	1,417,872	1,402,721	140,829	151,674

End of period	$1,471,689	$1,417,872	$142,435	$140,829

Accumulated undistributed (distributions in excess of) net investment income	$(21)	$(21)	$(5)	$(5)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	27

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$50	$49	$—	$—
Net realized gain (loss)	70	3	—	— (a)

Change in net assets resulting from operations	120	52	—	— (a)

DISTRIBUTIONS TO SHAREHOLDERS:
E*Trade
From net investment income	(19)	(34)	—	—
From net realized gains	—	(18)	—	—
Morgan
From net investment income	(19)	(9)	—	—
From net realized gains	—	(29)	—	—
Reserve
From net investment income	(10)	(5)	—	—
From net realized gains	—	(17)	—	—
Service
From net investment income	(2)	(1)	—	—
From net realized gains	—	(3)	—	—

Total distributions to shareholders	(50)	(116)	—	—

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(45,492)	(24,191)	(2,813)	(18,878)

NET ASSETS:
Change in net assets	(45,422)	(24,255)	(2,813)	(18,878)
Beginning of period	1,396,377	1,420,632	57,960	76,838

End of period	$1,350,955	$1,396,377	$55,147	$57,960

Accumulated undistributed (distributions in excess of) net investment income	$(81)	$(81)	$(3)	$(3)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
E*Trade
Proceeds from shares issued	$170,335	$358,772	$—	$—
Distributions reinvested	47	104	—	—
Cost of shares redeemed	(144,335)	(322,945)	—	—

Change in net assets resulting from E*Trade capital transactions	$26,047	$35,931	$—	$—

Morgan
Proceeds from shares issued	$961,670	$1,804,961	$7,625	$20,543
Distributions reinvested	9	10	—	1
Cost of shares redeemed	(936,165)	(1,808,198)	(7,766)	(22,770)

Change in net assets resulting from Morgan capital transactions	$25,514	$(3,227)	$(141)	$(2,226)

Premier
Proceeds from shares issued	$—	$—	$18,116	$49,080
Distributions reinvested	—	—	—	4
Cost of shares redeemed	—	—	(17,772)	(43,392)

Change in net assets resulting from Premier capital transactions	$—	$—	$344	$5,692

Reserve
Proceeds from shares issued	$—	$—	$61,422	$119,801
Distributions reinvested	—	—	—	13
Cost of shares redeemed	—	—	(60,019)	(134,122)

Change in net assets resulting from Reserve capital transactions	$—	$—	$1,403	$(14,308)

Service
Proceeds from shares issued	$51,403	$108,801	$—	$—
Distributions reinvested	3	3	—	—
Cost of shares redeemed	(49,186)	(126,521)	—	—

Change in net assets resulting from Service capital transactions	$2,220	$(17,717)	$—	$—

Total change in net assets resulting from capital transactions	$53,781	$14,987	$1,606	$(10,842)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	29

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
E*Trade
Issued	170,335	358,772	—	—
Reinvested	47	104	—	—
Redeemed	(144,335)	(322,945)	—	—

Change in E*Trade Shares	26,047	35,931	—	—

Morgan
Issued	961,670	1,804,961	7,625	20,543
Reinvested	9	10	—	1
Redeemed	(936,165)	(1,808,198)	(7,766)	(22,770)

Change in Morgan Shares	25,514	(3,227)	(141)	(2,226)

Premier
Issued	—	—	18,116	49,080
Reinvested	—	—	—	4
Redeemed	—	—	(17,772)	(43,392)

Change in Premier Shares	—	—	344	5,692

Reserve
Issued	—	—	61,422	119,801
Reinvested	—	—	—	13
Redeemed	—	—	(60,019)	(134,122)

Change in Reserve Shares	—	—	1,403	(14,308)

Service
Issued	51,403	108,801	—	—
Reinvested	3	3	—	—
Redeemed	(49,186)	(126,521)	—	—

Change in Service Shares	2,220	(17,717)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
E*Trade
Proceeds from shares issued	$72,798	$191,284	$—	$—
Distributions reinvested	19	51	—	—
Cost of shares redeemed	(72,142)	(147,271)	—	—

Change in net assets resulting from E*Trade capital transactions	$675	$44,064	$—	$—

Morgan
Proceeds from shares issued	$1,222,682	$2,372,078	$44,456	$57,385
Distributions reinvested	14	30	—	—
Cost of shares redeemed	(1,228,933)	(2,418,118)	(47,015)	(61,623)

Change in net assets resulting from Morgan capital transactions	$(6,237)	$(46,010)	$(2,559)	$(4,238)

Premier
Proceeds from shares issued	$—	$—	$464	$4,136
Cost of shares redeemed	—	—	(463)	(4,327)

Change in net assets resulting from Premier capital transactions	$—	$—	$1	$(191)

Reserve
Proceeds from shares issued	$16,599,111	$34,492,977	$18,620	$34,931
Distributions reinvested	6	14	—	—
Cost of shares redeemed	(16,643,044)	(34,512,564)	(15,978)	(37,846)

Change in net assets resulting from Reserve capital transactions	$(43,927)	$(19,573)	$2,642	$(2,915)

Service
Proceeds from shares issued	$43,781	$71,320	$11,702	$23,505
Distributions reinvested	2	4	—	—
Cost of shares redeemed	(39,786)	(73,996)	(14,599)	(35,039)

Change in net assets resulting from Service capital transactions	$3,997	$(2,672)	$(2,897)	$(11,534)

Total change in net assets resulting from capital transactions	$(45,492)	$(24,191)	$(2,813)	$(18,878)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	31

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
E*Trade
Issued	72,798	191,284	—	—
Reinvested	19	51	—	—
Redeemed	(72,142)	(147,271)	—	—

Change in E*Trade Shares	675	44,064	—	—

Morgan
Issued	1,222,682	2,372,078	44,456	57,385
Reinvested	14	30	—	—
Redeemed	(1,228,933)	(2,418,118)	(47,015)	(61,623)

Change in Morgan Shares	(6,237)	(46,010)	(2,559)	(4,238)

Premier
Issued	—	—	464	4,136
Redeemed	—	—	(463)	(4,327)

Change in Premier Shares	—	—	1	(191)

Reserve
Issued	16,599,111	34,492,977	18,620	34,931
Reinvested	6	14	—	—
Redeemed	(16,643,044)	(34,512,564)	(15,978)	(37,846)

Change in Reserve Shares	(43,927)	(19,573)	2,642	(2,915)

Service
Issued	43,781	71,320	11,702	23,505
Reinvested	2	4	—	—
Redeemed	(39,786)	(73,996)	(14,599)	(35,039)

Change in Service Shares	3,997	(2,672)	(2,897)	(11,534)

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	33

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
California Municipal Money Market Fund
E*Trade
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Morgan
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Service
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (g) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Includes insurance expense of 0.02%.
(f)	Amount rounds to less than 0.01%.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$951,982	0.15%		0.01%		1.07%
1.00	0.01		925,909	0.22		0.01		1.07
1.00	0.01		889,873	0.20		0.01		1.07
1.00	0.07		847,499	0.30		0.01		1.07
1.00	0.01		702,599	0.43	(e)	0.01		1.09
1.00	0.89		618,240	0.96	(e)	0.92		1.09

1.00	0.00	(f)	423,831	0.15		0.01		0.62
1.00	0.00	(f)	398,310	0.23		0.00	(f)	0.62
1.00	0.00	(f)	401,491	0.21		0.00	(f)	0.62
1.00	0.06		399,696	0.31		0.00	(f)	0.62
1.00	0.03		432,378	0.42	(e)	0.02		0.64
1.00	1.28		406,431	0.57	(e)	1.16		0.65

1.00	0.00	(f)	95,876	0.15		0.01		1.07
1.00	0.00	(f)	93,653	0.23		0.00	(f)	1.07
1.00	0.00	(f)	111,357	0.20		0.00	(f)	1.07
1.00	0.06		122,928	0.31		0.00	(f)	1.07
1.00	0.00		160,478	0.26		0.00	(f)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	35

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Michigan Municipal Money Market Fund
Morgan
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—		$—		$—		$—		$—		$—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2011	1.00	—	(d)	—		—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Premier
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—		—		—		—		—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2011	1.00	—	(d)	—		—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Reserve
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—		—		—		—		—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2011	1.00	—	(d)	—		—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.03%.
(g)	Includes insurance expense of 0.01%.
(h)	Includes insurance expense of 0.02%.

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$5,893	0.18%		0.00%		0.67%
1.00	0.00	(e)	6,035	0.24		0.00		0.68
1.00	0.00		8,261	0.24		0.00		0.67
1.00	0.05		9,341	0.35		0.00	(e)	0.67
1.00	0.04		14,569	0.51	(f)	0.05		0.73
1.00	1.44		26,507	0.60	(f)	1.48		0.71

1.00	0.00		34,690	0.18		0.00		0.52
1.00	0.00	(e)	34,346	0.23		0.00		0.53
1.00	0.00		28,655	0.24		0.00		0.52
1.00	0.05		29,209	0.35		0.00	(e)	0.52
1.00	0.10		38,165	0.42	(f)	0.11		0.57
1.00	1.58		58,008	0.47	(h)	1.61		0.56

1.00	0.00		101,852	0.17		0.00		0.77
1.00	0.00	(e)	100,448	0.24		0.00		0.78
1.00	0.00		114,758	0.24		0.00		0.77
1.00	0.05		139,538	0.35		0.00	(e)	0.77
1.00	0.02		220,793	0.32	(g)	0.00	(e)	0.76
1.00	1.33		23,050	0.72	(h)	1.26		0.81

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	37

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
New York Municipal Money Market Fund
E*Trade
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Morgan
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Reserve
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Service
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Includes insurance expense of 0.02%.
(f)	Amount rounds to less than 0.01%.
(g)	Includes insurance expense of 0.03%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$371,165	0.16%		0.01%		1.08%
1.00	0.02		370,470	0.24		0.01		1.07
1.00	0.01		326,423	0.25		0.01		1.07
1.00	0.11		310,036	0.34		0.01		1.07
1.00	0.01		293,356	0.57	(e)	0.01		1.09
1.00	0.86		251,873	0.98	(e)	0.89		1.08

1.00	0.00	(f)	605,134	0.16		0.01		0.63
1.00	0.01		611,340	0.25		0.00	(f)	0.62
1.00	0.00	(f)	657,377	0.26		0.00	(f)	0.62
1.00	0.10		830,150	0.34		0.01		0.62
1.00	0.05		744,054	0.55	(g)	0.06		0.65
1.00	1.23		1,283,154	0.61	(e)	1.21		0.64

1.00	0.00	(f)	309,375	0.17		0.01		0.73
1.00	0.01		353,286	0.25		0.00	(f)	0.72
1.00	0.00	(f)	372,876	0.26		0.00	(f)	0.72
1.00	0.10		395,301	0.34		0.01		0.72
1.00	0.02		364,918	0.58	(g)	0.02		0.74
1.00	1.12		507,425	0.72	(e)	1.10		0.74

1.00	0.00	(f)	65,281	0.16		0.01		1.08
1.00	0.01		61,281	0.25		0.00	(f)	1.07
1.00	0.00	(f)	63,956	0.26		0.00	(f)	1.07
1.00	0.10		93,124	0.34		0.00	(f)	1.07
1.00	0.00		104,245	0.44		0.00	(f)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	39

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Ohio Municipal Money Market Fund
Morgan
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—		$—		$—		$—		$—		$—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—		—		—		—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Premier
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—		—		—		—		—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—		—		—		—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	(0.01)		0.01		—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Reserve
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—		—		—		—		—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—		—		—		—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Service
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—		—		—		—		—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—		—		—		—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (i) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—	(d)	—	(d)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.03%.
(g)	Includes insurance expense of 0.02%.
(h)	Includes insurance expense of 0.01%.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$15,323	0.20%		0.00%		0.77%
1.00	0.00	(e)	17,883	0.24		0.00		0.77
1.00	0.01		22,121	0.21		0.00		0.76
1.00	0.08		22,172	0.36		0.01		0.79
1.00	0.19		23,532	0.55	(f)	0.09		0.77
1.00	1.39		44,250	0.61	(g)	1.35		0.71

1.00	0.00		2,861	0.20		0.00		0.63
1.00	0.00	(e)	2,859	0.24		0.00		0.63
1.00	0.01		3,050	0.20		0.00		0.61
1.00	0.08		5,039	0.36		0.01		0.64
1.00	0.27		3,589	0.40	(h)	0.08		0.62
1.00	1.53		805	0.47	(g)	1.30		0.56

1.00	0.00		20,390	0.20		0.00		0.88
1.00	0.00	(e)	17,748	0.24		0.00		0.87
1.00	0.01		20,665	0.22		0.00		0.86
1.00	0.08		30,018	0.36		0.01		0.89
1.00	0.14		23,851	0.61	(f)	0.03		0.87
1.00	1.28		58,532	0.72	(g)	1.27		0.81

1.00	0.00		16,573	0.21		0.00		1.23
1.00	0.00	(e)	19,470	0.24		0.00		1.22
1.00	0.01		31,002	0.20		0.00		1.22
1.00	0.08		20,703	0.36		0.00	(e)	1.25
1.00	0.11		19,376	0.34		0.00	(e)	1.22

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	41

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) collectively, (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 4 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
California Municipal Money Market Fund	E*Trade, Morgan and Service	JPM I	Diversified
Michigan Municipal Money Market Fund	Morgan, Premier and Reserve	JPM II	Non-Diversified
New York Municipal Money Market Fund	E*Trade, Morgan, Reserve and Service	JPM I	Diversified
Ohio Municipal Money Market Fund	Morgan, Premier, Reserve and Service	JPM II	Non-Diversified

The investment objective of California Municipal Money Market Fund is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

The investment objective of Michigan Municipal Money Market Fund is to seek as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal.

The investment objective of New York Municipal Money Market Fund is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

The investment objective of Ohio Municipal Money Market Fund is to seek as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal.

All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Each Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market based net asset value per share (“NAV”) of the Fund. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2013, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
California Municipal Money Market Fund (a)
Total Investments in Securities	$—	$1,471,274	$—	$1,471,274

Michigan Municipal Money Market Fund (a)
Total Investments in Securities	$—	$133,105	$—	$133,105

42	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New York Municipal Money Market Fund (a)
Total Investments in Securities	$—	$1,350,516	$—	$1,350,516

Ohio Municipal Money Market Fund (a)
Total Investments in Securities	$—	$51,108	$—	$51,108

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

There were no transfers between any levels during the six months ended August 31, 2013.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and includes, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

The following are the value and percentage of net assets of illiquid securities as of August 31, 2013 (amounts in thousands):

	Value	Percentage
California Municipal Money Market Fund	$20,000	1.4%
Michigan Municipal Money Market Fund	6,100	4.3

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

D. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

E. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2013, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually.

The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/ tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (the “Advisor” or “JPMIM”) acts as the investment advisor to the Funds. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each Fund and for such services is paid a fee. The Advisor’s fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is 0.08%.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the administration agreement and 0.05% of the average daily net assets in excess of $100 billion of all

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	43

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

such funds. For the six months ended August 31, 2013, the effective annualized rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for E*Trade, Morgan, Reserve and Service Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	E*Trade	Morgan	Reserve	Service
California Municipal Money Market Fund	0.60%	0.10%	n/a	0.60%
Michigan Municipal Money Market Fund	n/a	0.10	0.25%	n/a
New York Municipal Money Market Fund	0.60	0.10	0.25	0.60
Ohio Municipal Money Market Fund	n/a	0.10	0.25	0.60

The Distributor waived Distribution fees as outlined in Note 3.F.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	E*Trade	Morgan	Premier	Reserve	Service
California Municipal Money Market Fund	0.30%	0.35%	n/a	n/a	0.30%
Michigan Municipal Money Market Fund	n/a	0.35	0.30%	0.30%	n/a
New York Municipal Money Market Fund	0.30	0.35	n/a	0.30	0.30
Ohio Municipal Money Market Fund	n/a	0.35	0.30	0.30	0.30

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	E*Trade	Morgan	Premier	Reserve	Service
California Municipal Money Market Fund	1.00%	0.59%	n/a	n/a	1.05%
Michigan Municipal Money Market Fund	n/a	0.59	0.45%	0.70%	n/a
New York Municipal Money Market Fund	1.00	0.59	n/a	0.70	1.05
Ohio Municipal Money Market Fund	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the six months ended August 31, 2013. The contractual expense limitation percentages in the table above are in place until at least June 30, 2014. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2013. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

44	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

For the six months ended August 31, 2013, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory		Administration Fee		Shareholder Servicing	Total
California Municipal Money Market Fund	$—		$—		$414	$414
Michigan Municipal Money Market Fund	—	(a)	—	(a)	52	52
New York Municipal Money Market Fund	—		—		294	294
Ohio Municipal Money Market Fund	—	(a)	2		50	52

	Voluntary Waivers
	Investment Advisory	Administration Fee	Distribution	Shareholder Servicing	Total	Voluntary Reimbursement
California Municipal Money Market Fund	$267	$8	$3,301	$1,738	$5,314	$—
Michigan Municipal Money Market Fund	34	6	127	155	322	—
New York Municipal Money Market Fund	204	—	2,031	1,772	4,007	—
Ohio Municipal Money Market Fund	20	11	88	40	159	3

(a)	Amount rounds to less than $1,000.

G. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2013, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker-dealers. For the six months ended August 31, 2013, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Federal Income Tax Matters

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At February 28, 2013, the Funds did not have any post-enactment net capital loss carryforwards.

At February 28, 2013, the following Fund had pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

2019
Ohio Municipal Money Market Fund	$1

5. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	45

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 11, 2013.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2013, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s outstanding shares for each of the California Municipal Money Market Fund and New York Municipal Money Market Fund.

In addition, the Funds each have shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own significant portions of the Funds’ outstanding shares.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The California Municipal Money Market Fund, Michigan Municipal Money Market Fund, New York Municipal Money Market Fund and Ohio Municipal Money Market Fund primarily invest in issuers in the States of California, Michigan, New York and Ohio, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers. The value of these investments may be impacted by changes to bond insurers’ ratings and a Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

46	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2013, and continued to hold your shares at the end of the reporting period, August 31, 2013.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2013	Ending Account Value, August 31, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
California Municipal Money Market Fund
E*Trade
Actual	$1,000.00	$1,000.10	$0.76	0.15%
Hypothetical	1,000.00	1,024.45	0.77	0.15
Morgan
Actual	1,000.00	1,000.00	0.76	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15
Service
Actual	1,000.00	1,000.00	0.76	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15

Michigan Municipal Money Market Fund
Morgan
Actual	1,000.00	1,000.00	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Premier
Actual	1,000.00	1,000.00	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Reserve
Actual	1,000.00	1,000.00	0.86	0.17
Hypothetical	1,000.00	1,024.35	0.87	0.17

New York Municipal Money Market Fund
E*Trade
Actual	1,000.00	1,000.10	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16
Morgan
Actual	1,000.00	1,000.00	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	47

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, March 1, 2013	Ending Account Value, August 31, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
New York Municipal Money Market Fund (continued)
Reserve
Actual	$1,000.00	$1,000.00	$0.86	0.17%
Hypothetical	1,000.00	1,024.35	0.87	0.17
Service
Actual	1,000.00	1,000.00	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16

Ohio Municipal Money Market Fund
Morgan
Actual	1,000.00	1,000.00	1.01	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20
Premier
Actual	1,000.00	1,000.00	1.01	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20
Reserve
Actual	1,000.00	1,000.00	1.01	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20
Service
Actual	1,000.00	1,000.00	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

48	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2013, at which the Trustees considered the continuation of each of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2013.

The Trustees, as part of their review of the investment advisory arrangements for the J.P. Morgan Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to certain J.P. Morgan Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreements with representatives of the Advisor and with counsels to the Trusts and independent Trustees and received a memorandum from independent counsel to the

Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trusts and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s compliance structure and ongoing compliance processes. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions or concerns raised by them, including the Advisor’s willingness to consider

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	49

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market fund assets, as applicable, advised by the Advisor, and that the Funds benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the California Municipal Money Market Fund and New York Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total

50	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Advisor. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the California Municipal Money Market Fund’s performance was in the fifth, second, and third quintiles for the Morgan shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and in the fifth and second quintiles for the Service Class shares for the one- and three-year periods ended December 31, 2012, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Michigan Municipal Money Market Fund’s performance was in the second, first and fourth quintiles for Morgan shares for the one-, three-, and five-year periods ended December 31, 2012, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the New York Municipal Money Market Fund’s performance was in the second, second and fourth quintiles for Morgan shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and in the second quintile for the Service Class shares for each of the one- and three-year periods ended December 31, 2012. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Ohio Municipal Money Market Fund’s performance was in the fourth, second and fourth quintiles for the Morgan shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and in the fourth and second quintiles for the Service Class shares for the one- and three- year periods ended December 31, 2012, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the California Municipal Money Market Fund’s net advisory fee for both the Morgan and Service shares was in the fifth quintile, and that the actual total expenses for the Morgan and Service Class shares were in the fourth and fifth quintiles, respectively, of the Universe Group. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Michigan Municipal Money Market Fund’s net advisory fee and actual total expenses for the Morgan shares were in the third quintile of the Universe Group. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the New York Municipal Money Market Fund’s net advisory fee for the Morgan and Services shares was in the fourth and fifth quintiles, respectively, and that the actual total expenses for the Morgan and Service Class shares were in the third and fourth quintiles, respectively, of the Universe Group. After considering the factors identified above, and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Ohio Municipal Money Market Fund’s net advisory fee and actual total expenses for the Service shares were in the second and fourth quintiles, respectively, of the Universe Group. After considering the factors identified above, and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	51

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2013. All rights reserved. August 2013.	SAN-MMKTST-813

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2013 (Unaudited)

JPMorgan Prime Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan Municipal Money Market Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 30, 2013

Dear Shareholder:

While market volatility was elevated at times, developed market equities, in aggregate, posted strong returns for the six months ended August 31, 2013. For much of the period, stocks were supported by solid corporate earnings and robust demand from investors looking to generate higher returns in the low interest rate environment. Despite signaling a potential policy shift, the U.S. Federal Reserve (“Fed”) continued to pursue its highly accommodative policies in an attempt to lower unemployment and spur the economy. Central banks overseas also did their part to support their economies. The European Central Bank (“ECB”) remained committed to preserving the euro, as it cut rates and introduced new programs designed to aid struggling euro zone members. Elsewhere, the Bank of Japan embarked on a major asset purchase program as a new pro-growth government came into power late in 2012.

“Despite signaling a potential policy shift, the U.S. Federal Reserve continued to pursue its highly accommodative policies…”

Positive investor sentiment was interrupted, however, in June 2013 when Fed Chairman Bernanke indicated that the central bank may begin to “taper” its asset purchase program later this year. This triggered a sharp decline in global equities, although they quickly regained their footing and rallied sharply in July. The market again declined in August, however, given uncertainties surrounding Fed policy and potential military action in Syria. Despite these periodic setbacks, U.S. stocks rose sharply during the six months ended August 31, 2013. Overseas, developed international stocks produced more modest gains, while emerging market equities performed poorly given concerns regarding China’s economy and rising U.S. interest rates.

U.S. Treasury Yields Rise Sharply

Talk of Fed tapering negatively impacted the fixed income markets. While U.S. Treasury security yields continue to be low from a historical perspective, they ended the period sharply higher than when the reporting period began. The yield for 10-year U.S. Treasury securities ended August 31, 2013 at 2.78%, while the yields for 2- and 30-year U.S. Treasury securities fin-

ished the reporting period at 0.39% and 3.70%, respectively. Amid the rising interest rate environment, the overall U.S. fixed income market generated a negative return for the reporting period. High yield bonds (also known as junk bonds), in contrast, posted a modest gain, whereas emerging market debt securities fell sharply.

Diversification and a Long-term Focus Remain Paramount

While the global economy is far from robust, it is still on a growth path. While the Fed chose to delay the tapering of its asset purchase program at its mid-September meeting (after the reporting period ended), the expansion in the U.S. appears to be sustainable. In addition, recent data shows that Europe has emerged from its lengthy recession. Elsewhere, pro-growth initiatives in Japan have thus far yielded positive results. While growth in China has moderated, we believe the government has the tools at its disposal to avoid a “hard landing.”

We are encouraged by the stock market’s resiliency in the face of recent volatility. In addition, there have been signs that equity market correlations are decreasing, which could create a more favorable environment for active managers. Also, given the recent sell-off in the bond market, valuations in a number of fixed income sectors have become more attractive.

As recent market volatility has demonstrated, it is critically important to have a diversified investment portfolio that is allocated among a number of asset classes. Maintaining a long-term focus for your investment portfolio is also key, as market volatility can be elevated at times given the uncertain economic and geopolitical environment.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan Prime Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Capital, Cash Management, Direct, Eagle Class, IM Shares, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2013	$108.4 Billion
Weighted Average Maturity^	56 days
Weighted Average Life^^	88 days

MATURITY SCHEDULE**^
1 day	3.9%
2–7 days	27.0
8–30 days	20.2
31–60 days	12.7
61–90 days	16.1
91–180 days	14.7
181+ days	5.4

7-DAY SEC YIELD AS OF 8/31/2013 (1)
Class B Shares	0.01%
Class C Shares	0.01
Agency Shares	0.01
Capital Shares	0.06
Cash Management Shares	0.01
Direct Shares	0.01
Eagle Class Shares	0.01
IM Shares	0.08
Institutional Class Shares	0.03
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of August 31, 2013.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.93)%, (0.93)%, (0.08)%, 0.02%, (0.73)%, (0.08)%, (0.48)%, 0.07%, (0.03)%, (0.28)%, (0.28)%, (0.23)%, (0.48)% and (0.82)% for Class B Shares, Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan Liquid Assets Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2013	$15.0 Billion
Weighted Average Maturity^	56 days
Weighted Average Life^^	87 days

MATURITY SCHEDULE*^
1 day	2.7%
2–7 days	28.7
8–30 days	18.2
31–60 days	13.8
61–90 days	17.9
91–180 days	12.9
181+ days	5.8

7-DAY SEC YIELD AS OF 8/31/2013 (1)
Class B Shares	0.01%
Class C Shares	0.01
Agency Shares	0.01
Capital Shares	0.06
E*Trade Shares	0.05
Institutional Class Shares	0.03
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2013.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.94)%, (0.94)%, (0.09)%, 0.01%, (0.84)%, (0.04)%, (0.29)%, (0.39)%, (0.24)%, (0.51)% and (0.86)% for Class B Shares, Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan U.S. Government Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Direct, Eagle Class, IM Shares, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2013	$59.3 Billion
Weighted Average Maturity^	52 days
Weighted Average Life^^	57 days

MATURITY SCHEDULE**^
1 day	2.9%
2–7 days	23.7
8–30 days	20.3
31–60 days	20.8
61–90 days	13.8
91–180 days	14.8
181+ days	3.7

7-DAY SEC YIELD AS OF 8/31/2013 (1)
Agency Shares	0.01%
Capital Shares	0.01
Direct Shares	0.01
Eagle Class Shares	0.01
IM Shares	0.01
Institutional Class Shares	0.01
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of August 31, 2013.
(1)	The yields for Agency Shares, Capital Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.23)%, (0.13)%, (0.22)%, (0.62)%, (0.07)%, (0.17)%, (0.43)%, (0.53)%, (0.38)%, (0.66)% and (0.98)% for Agency Shares, Capital Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan U.S. Treasury Plus Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury securities
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Direct, Eagle Class, IM Shares, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2013	$15.7 Billion
Weighted Average Maturity^	59 days
Weighted Average Life^^	59 days

MATURITY SCHEDULE**^
2–7 days	26.9%
8–30 days	25.3
31–60 days	9.6
61–90 days	19.2
91–180 days	7.1
181+ days	11.9

7-DAY SEC YIELD AS OF 8/31/2013 (1)
Class B Shares	0.00%
Class C Shares	0.00
Agency Shares	0.00
Direct Shares	0.00
Eagle Class Shares	0.00
IM Shares	0.00
Institutional Class Shares	0.00
Investor Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of August 31, 2013.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (1.10)%, (1.10)%, (0.25)%, (0.25)%, (0.65)%, (0.10)%, (0.20)%, (0.45)%, (0.56)%, (0.41)%, (0.65)% and (1.00)% for Class B Shares, Class C Shares, Agency Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan Federal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of 8/31/2013	$4.0 Billion
Weighted Average Maturity^	45 days
Weighted Average Life^^	53 days

MATURITY SCHEDULE**^
1 day	2.5%
2–7 days	11.0
8–30 days	39.1
31–60 days	17.2
61–90 days	22.4
91–180 days	6.3
181+ days	1.5

7-DAY SEC YIELD AS OF 8/31/2013 (1)
Agency Shares	0.01%
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of August 31, 2013.
(1)	The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.28)%, (0.23)%, (0.58)%, (0.43)% and (0.68)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2013	$23.8 Billion
Weighted Average Maturity^	47 days
Weighted Average Life^^	47 days

MATURITY SCHEDULE**^
2–7 days	6.9%
8–30 days	31.3
31–60 days	21.3
61–90 days	35.8
91–180 days	4.7

7-DAY SEC YIELD AS OF 8/31/2013 (1)
Agency Shares	0.00%
Capital Shares	0.00
Institutional Class Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of August 31, 2013.
(1)	The yields for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.26)%, (0.16)%, (0.21)%, (0.56)%, (0.41)%, (0.66)% and (1.01)% for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan Tax Free Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Direct, Eagle Class, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of 8/31/2013	$18.5 Billion
Weighted Average Maturity^	33 days
Weighted Average Life^^	33 days

MATURITY SCHEDULE***^
1 day	14.9%
2–7 days	72.2
8–30 days	1.4
31–60 days	1.2
61–90 days	0.6
91–180 days	0.8
181+ days	8.9

7-DAY SEC YIELD AS OF 8/31/2013 (1)
Agency Shares	0.01%
Direct Shares	0.01
Eagle Class Shares	0.01
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
***	Percentages indicated are based upon total investments as of August 31, 2013.
(1)	The yields for Agency Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.22)%, (0.22)%, (0.62)%, (0.17)%, (0.52)%, (0.37)% and (0.62)% for Agency Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2013	$3.0 Billion
Weighted Average Maturity^	34 days
Weighted Average Life^^	47 days

MATURITY SCHEDULE**^
1 day	16.4%
2–7 days	64.9
8–30 days	1.2
31–60 days	2.8
61–90 days	1.2
91–180 days	4.9
181+ days	8.6

7-DAY SEC YIELD AS OF 8/31/2013 (1)
Agency Shares	0.00%
E*Trade Shares	0.01
Institutional Class Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2013.
(1)	The yields for Agency Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.16)%, (0.90)%, (0.11)%, (0.46)%, (0.31)%, (0.56)% and (0.91)% for Agency Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Certificates of Deposit — 45.8%
	ABN Amro Bank N.V.,
538,000	0.295%, 12/09/13	537,564
534,000	0.310%, 10/21/13	533,770
	Banco Del Estado De Chile,
10,350	0.160%, 09/06/13	10,350
75,000	0.200%, 12/02/13	75,000
23,000	0.220%, 09/10/13	23,000
97,000	0.220%, 09/25/13	97,000
16,750	0.760%, 09/20/13	16,755
	Bank of China,
179,000	0.670%, 11/08/13	178,774
100,000	0.700%, 11/08/13	99,868
	Bank of Montreal,
255,000	0.200%, 10/15/13	255,000
389,600	0.200%, 10/18/13	389,600
380,000	0.250%, 02/03/14	380,000
387,000	0.250%, 02/04/14	387,000
	Bank of Nova Scotia,
486,000	0.244%, 09/27/13	486,000
450,000	0.254%, 09/19/13	450,000
284,300	0.255%, 09/09/13	284,300
582,000	0.259%, 09/21/13	582,000
822,000	0.305%, 09/11/13	822,000
520,000	0.307%, 09/03/13	520,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
111,000	0.250%, 09/09/13	111,000
187,000	0.250%, 09/26/13	187,000
333,000	0.250%, 10/02/13	333,000
185,000	0.250%, 11/22/13	184,890
142,000	0.250%, 01/27/14	142,000
250,000	0.250%, 02/03/14	250,000
25,000	0.260%, 09/11/13	25,000
200,000	0.270%, 10/30/13	199,912
100,000	0.270%, 11/25/13	99,936
306,000	0.270%, 02/04/14	305,642
270,000	0.270%, 02/10/14	269,672
242,000	0.270%, 02/18/14	241,692
67,000	0.320%, 02/10/14	67,017
112,000	0.330%, 12/20/13	112,024
52,000	0.410%, 10/22/13	51,970
	Banque Federative du Credit Mutuel,
439,000	0.250%, 11/18/13	438,762
187,000	0.250%, 11/18/13	187,000
	Barclays Bank plc,
170,000	0.232%, 09/26/13	170,000
254,000	0.260%, 02/24/14	254,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

302,000	0.280%, 12/30/13	302,000
722,000	0.299%, 09/10/13	722,000
	BNP Paribas,
354,000	0.270%, 10/02/13	354,000
750,000	0.280%, 09/13/13	750,000
967,000	0.300%, 09/05/13	967,000
390,000	Branch Banking & Trust Co., 0.200%, 09/27/13	390,000
	Chiba Bank Ltd.,
50,000	0.260%, 10/11/13	50,000
49,500	0.280%, 09/19/13	49,500
50,000	0.280%, 09/20/13	50,000
200,000	Credit Agricole Corporate and Investment Bank, 0.210%, 10/03/13	200,000
668,000	Credit Industriel et Commercial, 0.215%, 09/20/13	668,002
	Credit Suisse AG,
650,000	0.230%, 09/25/13	650,000
419,000	0.270%, 02/07/14	419,000
355,000	0.294%, 09/09/13	355,000
812,000	0.354%, 09/03/13	812,000
	Deutsche Bank AG,
482,000	0.242%, 09/27/13	482,000
805,000	0.253%, 09/18/13	805,000
309,000	0.330%, 02/26/14	309,000
200,000	0.360%, 01/06/14	200,000
830,000	0.466%, 09/03/13	830,000
	DNB Bank ASA,
665,000	0.214%, 09/28/13	664,992
342,000	0.235%, 12/16/13	341,995
512,000	0.240%, 11/27/13	511,703
200,000	0.260%, 01/29/14	200,000
	DZ Bank AG,
180,000	0.220%, 09/26/13	179,973
140,000	0.233%, 10/02/13	139,972
125,000	0.350%, 12/20/13	125,002
	HSBC Bank plc,
660,000	0.230%, 12/02/13	659,613
205,000	0.300%, 01/10/14	205,000
260,000	0.310%, 12/13/13	260,000
130,000	0.320%, 11/29/13	130,000
266,000	0.325%, 10/31/13	266,002
152,000	0.350%, 10/18/13	152,000
98,000	0.390%, 04/29/14	98,000
255,000	0.390%, 05/22/14	255,000
224,000	Industrial & Commercial Bank of China Ltd., 0.550%, 11/15/13	224,000

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Certificates of Deposit — Continued
	ING Bank N.V.,
747,000	0.260%, 11/22/13	747,000
356,000	0.260%, 12/04/13	356,000
	Lloyds TSB Bank plc,
929,000	0.190%, 12/02/13	929,000
500,000	0.195%, 11/29/13	499,759
	Mitsubishi UFJ Trust & Banking Corp.,
103,000	0.260%, 10/18/13	102,965
59,000	0.260%, 02/28/14	58,923
216,000	0.260%, 02/26/14	216,000
169,500	0.270%, 10/01/13	169,500
55,000	0.270%, 10/16/13	55,000
300,000	0.270%, 11/20/13	300,000
211,000	0.270%, 11/22/13	211,000
31,000	0.280%, 09/03/13	31,000
315,000	0.280%, 10/10/13	315,000
	Mizuho Corporate Bank Ltd.,
155,000	0.210%, 11/01/13	155,000
6,000	0.220%, 09/12/13	6,000
200,000	0.220%, 09/13/13	200,000
1,093,400	0.220%, 10/10/13	1,093,400
656,000	0.270%, 09/13/13	655,941
20,000	0.270%, 10/29/13	19,991
120,000	0.270%, 11/15/13	119,933
25,000	0.275%, 09/09/13	25,000
75,000	0.280%, 11/27/13	75,001
550,000	National Australia Bank Ltd., 0.223%, 09/22/13	549,960
	Natixis,
288,200	0.270%, 11/15/13	288,200
764,750	0.303%, 09/25/13	764,750
	Nordea Bank Finland plc,
480,000	0.240%, 11/22/13	480,000
205,000	0.250%, 01/30/14	205,000
100,000	0.250%, 02/05/14	99,996
522,000	0.260%, 09/19/13	521,932
150,000	0.290%, 11/25/13	149,998
	Norinchukin Bank,
263,700	0.230%, 10/10/13	263,700
127,700	0.230%, 10/11/13	127,700
194,000	0.230%, 10/16/13	194,000
206,000	0.230%, 10/25/13	206,000
285,000	0.230%, 10/28/13	285,000
200,000	0.230%, 11/08/13	200,000
405,000	0.230%, 11/12/13	405,000
125,000	0.230%, 11/15/13	125,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oversea-Chinese Banking Corp., Ltd.,
200,000	0.270%, 03/04/14	199,729
77,000	0.270%, 10/09/13	76,978
	Rabobank Nederland N.V.,
521,000	0.263%, 10/18/13	521,000
529,000	0.264%, 09/17/13	529,000
577,000	0.288%, 10/17/13	577,000
103,000	0.300%, 11/30/13	103,000
189,700	0.310%, 04/10/14	189,700
253,300	0.312%, 11/24/13	253,300
229,000	0.315%, 09/03/13	229,000
388,000	0.320%, 04/10/14	388,000
227,000	0.360%, 05/20/14	226,410
	Royal Bank of Canada,
135,000	0.264%, 09/27/13	135,000
635,000	0.293%, 09/29/13	635,000
	Shizuoka Bank,
50,000	0.200%, 10/11/13	50,000
50,000	0.200%, 10/17/13	50,000
53,000	0.210%, 11/27/13	53,000
50,000	0.210%, 12/02/13	50,000
50,000	0.220%, 10/29/13	50,000
48,000	0.230%, 10/25/13	48,000
	Skandinaviska Enskilda Banken AB,
500,000	0.200%, 11/21/13	500,000
1,337,000	0.200%, 11/22/13	1,337,000
665,000	0.200%, 11/27/13	665,000
	Societe Generale,
125,000	0.220%, 09/20/13	125,000
222,000	0.220%, 09/27/13	222,000
265,000	0.240%, 11/18/13	265,000
20,000	0.240%, 11/19/13	20,000
	Sumitomo Mitsui Banking Corp.,
165,000	0.250%, 01/28/14	165,000
153,000	0.250%, 01/31/14	153,000
224,000	0.260%, 10/08/13	224,000
83,000	0.260%, 10/10/13	83,000
251,000	0.260%, 10/15/13	251,000
241,000	0.260%, 10/25/13	241,000
941,000	0.260%, 02/11/14	941,000
631,000	0.260%, 02/18/14	631,000
104,000	0.270%, 09/03/13	104,000
140,000	0.270%, 09/10/13	140,000
313,000	0.270%, 09/20/13	313,000
103,000	0.270%, 09/25/13	103,000
226,000	0.270%, 11/26/13	226,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Certificates of Deposit — Continued
94,000	0.270%, 02/27/14	93,874
	Sumitomo Mitsui Trust Bank Ltd.,
178,700	0.220%, 10/11/13	178,700
254,600	0.220%, 10/15/13	254,600
50,000	0.220%, 11/01/13	49,982
102,000	0.250%, 11/13/13	101,948
102,000	0.250%, 11/22/13	101,942
31,000	0.250%, 11/29/13	30,981
	Svenska Handelsbanken AB,
90,000	0.210%, 09/23/13	90,000
300,000	0.255%, 09/25/13	300,001
	Swedbank AB,
500,000	0.200%, 11/15/13	499,792
225,000	0.200%, 11/29/13	224,889
273,000	0.210%, 09/12/13	273,000
	Toronto-Dominion Bank,
305,000	0.244%, 09/25/13	305,000
362,000	0.250%, 10/03/13	362,000
500,000	0.300%, 05/13/14	500,000
500,000	0.310%, 04/22/14	500,000

	Total Certificates of Deposit (Cost $49,683,727 )	49,683,727

Commercial Paper — 16.7% (n)
	ABN Amro Funding USA LLC,
125,500	0.290%, 12/04/13 (e) (m)	125,405
46,000	0.310%, 10/23/13 (e) (m)	45,979
2,726	Antalis US Funding Corp., 0.250%, 12/02/13 (e)	2,724
95,000	ANZ New Zealand International Ltd.,
	0.214%, 09/15/13 (e) (m)	95,000
35,000	ASB Finance Ltd., 0.240%, 11/04/13 (e) (m)	34,985
75,000	Aspen Funding Corp., 0.250%, 10/08/13 (e)	74,981
659,400	Australia & New Zealand Banking Group Ltd., 0.312%, 11/27/13 (e)	659,400
73,000	Banque et Caisse d’Epargne de L’Etat,
	0.250%, 11/21/13	72,959
	Barclays Bank plc,
75,000	0.250%, 10/22/13 (e)	74,973
32,000	0.300%, 11/20/13 (e)	31,979
35,000	Barclays US Funding Corp., 0.278%, 12/30/13	34,968
36,650	Bedford Row Funding Corp., 0.301%, 01/13/14 (e)	36,609
186,000	BPCE S.A., 0.220%, 09/27/13 (e)	185,970

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

130,000	Caisse Centrale Desjardins du Quebec, 0.250%, 01/27/14 (e)	129,866
	Caisse des Depots et Consignations,
159,000	0.210%, 11/22/13 (e)	158,924
200,000	0.250%, 01/21/14 (e)	199,803
103,000	0.250%, 01/27/14 (e)	102,894
100,000	0.250%, 01/29/14 (e)	99,896
	Cancara Asset Securitisation LLC,
77,000	0.200%, 10/23/13 (e)	76,978
98,601	0.200%, 10/29/13 (e)	98,569
378,000	0.204%, 10/28/13 (e)	377,878
	Commonwealth Bank of Australia,
115,000	0.223%, 09/23/13 (e)	114,994
251,000	0.245%, 10/02/13 (e)	250,947
203,000	0.272%, 11/23/13 (e)	203,000
499,300	0.276%, 10/29/13 (e)	499,300
25,000	0.282%, 09/13/13 (e)	25,000
250,000	0.285%, 09/04/13 (e)	250,000
50,000	Credit Suisse AG, 0.270%, 02/07/14	49,940
	DBS Bank Ltd.,
134,300	0.241%, 11/25/13 (e)	134,224
127,000	0.250%, 09/12/13 (e)	126,990
84,500	0.250%, 09/13/13 (e)	84,493
65,000	0.250%, 09/16/13 (e)	64,993
48,000	0.264%, 10/04/13 (e)	47,989
250,000	0.331%, 01/03/14 (e)	249,716
65,500	Dexia Credit Local, 0.301%, 11/12/13	65,461
	DNB Bank ASA,
266,000	0.240%, 11/18/13 (e)	265,862
279,000	0.260%, 01/21/14 (e)	278,714
	Electricite de France S.A.,
89,000	0.220%, 10/31/13 (e)	88,967
152,000	0.230%, 10/22/13 (e)	151,951
	Erste Abwicklungsanstalt,
68,000	0.230%, 09/09/13 (e)	67,997
100,000	0.230%, 10/18/13 (e)	99,970
100,000	0.250%, 10/25/13 (e)	99,962
111,000	0.250%, 11/04/13 (e)	110,951
	General Electric Capital Corp.,
175,000	0.190%, 09/20/13	174,982
91,000	0.240%, 10/23/13	90,969
250,000	0.240%, 11/12/13	249,880
235,000	0.240%, 11/19/13	234,876
243,000	0.250%, 09/23/13	242,963
69,000	Gotham Funding Corp., 0.250%, 10/09/13 (e)	68,982

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Paper — Continued
	HSBC Bank plc,
276,000	0.303%, 11/17/13 (e)	276,000
255,000	0.304%, 11/15/13 (e)	255,000
	ING U.S. Funding LLC,
185,000	0.230%, 12/13/13	184,878
162,000	0.235%, 12/18/13	161,886
112,000	0.240%, 10/25/13	111,960
200,000	0.240%, 10/28/13	199,924
	Kells Funding LLC,
75,000	0.230%, 09/18/13	74,992
63,000	0.234%, 09/17/13 (e)	63,000
75,000	0.234%, 09/18/13 (e)	75,000
160,000	0.234%, 09/21/13 (e)	160,000
39,000	0.240%, 01/22/14	38,963
100,000	0.240%, 01/23/14	99,904
50,000	0.240%, 01/31/14	49,949
133,000	0.250%, 09/04/13	132,997
50,000	0.250%, 09/06/13	49,998
100,000	0.250%, 09/17/13	99,989
75,000	0.250%, 01/10/14	74,932
77,000	0.250%, 01/13/14	76,928
200,000	0.250%, 01/15/14	199,811
148,400	0.250%, 01/21/14	148,254
156,000	0.336%, 09/03/13 (e)	156,000
175,500	LMA Americas LLC, 0.230%, 09/10/13 (e)	175,490
	Macquarie Bank Ltd.,
80,000	0.260%, 11/08/13 (e)	79,961
90,000	0.270%, 10/10/13 (e)	89,974
61,700	0.280%, 10/18/13 (e)	61,677
	MetLife Short Term Funding LLC,
52,000	0.230%, 09/05/13 (e)	51,999
65,000	0.230%, 09/16/13 (e)	64,994
40,000	0.250%, 01/21/14 (e)	39,960
50,000	0.250%, 02/18/14 (e)	49,941
55,000	0.270%, 10/15/13 (e)	54,982
65,000	0.270%, 10/16/13 (e)	64,978
25,000	0.270%, 10/21/13 (e)	24,990
15,000	Mizuho Funding LLC, 0.215%, 11/01/13 (e)	14,995
55,383	Mont Blanc Capital Corp., 0.250%, 12/09/13 (e)	55,345
	Natixis US Finance Co. LLC,
250,000	0.210%, 10/04/13	249,952
286,500	0.270%, 11/15/13	286,339
	Nederlandse Waterschapsbank N.V.,
435,000	0.266%, 10/30/13 (e)	435,000
95,000	0.295%, 11/01/13 (e)	95,019

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

20,000	Nieuw Amsterdam Receivables Corp., 0.200%, 11/18/13 (e)	19,991
	Nordea Bank AB,
145,000	0.235%, 11/22/13 (e)	144,922
27,600	0.240%, 11/18/13 (e)	27,586
100,000	Northern Pines Funding LLC, 0.290%, 12/16/13 (e)	99,915
30,000	Old Line Funding LLC, 0.260%, 09/05/13 (e)	29,999
	Rabobank USA Financial Corp.,
120,000	0.301%, 04/22/14	119,767
383,000	0.311%, 11/01/13	382,799
40,000	Regency Markets No. 1 LLC, 0.150%, 09/12/13 (e)	39,998
790,000	Royal Bank of Canada, 0.358%, 10/11/13 (e)	790,000
	Scaldis Capital LLC,
50,000	0.160%, 09/23/13 (e)	49,995
25,000	0.180%, 09/17/13 (e)	24,998
34,000	0.200%, 11/19/13 (e)	33,985
53,000	0.230%, 09/20/13 (e)	52,994
	Societe Generale North America, Inc.,
151,159	0.085%, 09/03/13	151,158
23,000	0.220%, 09/20/13	22,997
557,000	0.250%, 10/31/13	556,768
	Sumitomo Mitsui Banking Corp.,
500,000	0.260%, 02/05/14 (e)	499,433
256,000	0.260%, 02/20/14 (e)	255,682
352,000	0.270%, 09/06/13 (e)	351,987
55,000	Sumitomo Mitsui Trust Bank Ltd., 0.220%, 10/25/13 (e)	54,982
385,400	Svenska Handelsbanken, Inc., 0.251%, 01/28/14 (e)	385,001
177,400	Toronto-Dominion Holdings USA, Inc., 0.250%, 10/04/13 (e)	177,359
	Toyota Credit Canada, Inc.,
46,000	0.250%, 10/10/13	45,987
10,000	0.250%, 10/15/13	9,997
	Versailles Commercial Paper LLC,
100,000	0.220%, 10/11/13 (e)	99,976
36,750	0.230%, 09/09/13 (e)	36,748
30,000	0.230%, 09/20/13 (e)	29,996
	Westpac Banking Corp.,
100,000	0.240%, 11/28/13 (e)	99,995
350,000	0.250%, 11/30/13 (e)	349,983
125,000	0.262%, 09/06/13 (e)	125,000
153,000	0.262%, 11/30/13 (e)	153,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Paper — Continued
153,000	0.263%, 09/30/13 (e)	153,000
120,000	0.264%, 09/06/13 (e)	120,000
175,000	0.275%, 10/24/13 (e)	175,000
250,000	0.275%, 11/01/13 (e)	250,000
132,000	0.276%, 11/02/13 (e)	132,000
273,400	0.280%, 11/10/13 (e)	273,400
108,920	Working Capital Management Co., 0.210%, 10/18/13 (e)	108,890

	Total Commercial Paper (Cost $18,136,062)	18,136,062

Corporate Notes — 3.0%
	Financials — 3.0%
	Capital Markets — 0.7%
770,000	ING Bank N.V., 0.256%, 09/28/13 (e)	770,000

	Commercial Banks — 1.5%
370,000	Bank of America N.A., 0.190%, 09/05/13	370,000
58,105	Sumitomo Mitsui Banking Corp., 1.950%, 01/14/14 (e)	58,452
434,000	Svenska Handelsbanken AB, 0.294%, 09/27/13 (e)	434,000
785,000	Wells Fargo Bank N.A., 0.323%, 09/13/13 (a)	785,000

		1,647,452

	Insurance — 0.8%
	Metropolitan Life Global Funding I
337,000	0.469%, 10/10/13 (e)	337,000
525,650	0.524%, 09/12/13 (e)	525,650

		862,650

	Total Corporate Notes (Cost $3,280,102)	3,280,102

Foreign Government Securities — 0.4%
	Export Development Canada
53,000	0.110%, 09/03/13 (e)	52,990
55,800	0.120%, 09/03/13 (e)	55,795
279,700	Kommunalbanken A.S., 0.150%, 09/03/13 (e)	279,700

	Total Foreign Government Securities (Cost $388,485)	388,485

Repurchase Agreements — 5.3%
650,000	Barclays Capital, Inc., 0.040%, dated 08/30/13, due 09/03/13, repurchase price $650,003, collateralized by U.S. Treasury Securities, 0.000% - 2.000%, due 06/30/15 - 08/15/33, with a value of $663,000.	650,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

50,000	BNP Paribas Securities Corp., 0.270%, dated 08/30/13, due 09/23/13, repurchase price $50,009, collateralized by Corporate Notes and Bonds, 0.000% - 8.000%, due 10/25/13 - 06/15/41, with a value of $52,555. (i)	50,000
220,000	BNP Paribas Securities Corp., 0.290%, dated 08/30/13, due 09/09/13, repurchase price $220,018, collateralized by Corporate Notes and Bonds 1.250% - 8.000%, due 02/27/15 - 08/15/43 and Soverign Government Securities 0.000% - 8.875%, due 05/18/16 - 05/15/27, with value $231,000. (i)	220,000
190,000	Credit Suisse First Boston USA, Inc., 0.670%, dated 08/30/13, due 10/18/13, repurchase price $190,173, collateralized by Corporate Notes and Bonds, 0.000% - 6.252%, due 06/25/18 - 06/25/58, with a value of $199,500. (i)	190,000
215,000	Credit Suisse First Boston USA, Inc., 0.670%, dated 08/30/13, due 11/15/13, repurchase price $215,308, collateralized by Corporate Notes and Bonds, 0.000% - 6.916%, due 06/28/18 - 06/25/58, with a value of $225,750. (i)	215,000
520,000	Credit Suisse First Boston USA, Inc., 0.670%, dated 08/30/13, due 11/22/13, repurchase price $520,813, collateralized by Corporate Notes and Bonds, 0.000% - 8.310%, due 06/25/18 - 12/25/59, with a value of $546,000. (i)	520,000
420,000	Credit Suisse First Boston USA, Inc., 0.670%, dated 08/30/13, due 11/29/13, repurchase price $420,711, collateralized by Corporate Notes and Bonds, 0.000% - 7.536%, due 06/28/18 - 06/25/58, with a value of $441,000. (i)	420,000
215,000	Credit Suisse First Boston USA, Inc., 0.670%, dated 08/30/13, due 12/03/13, repurchase price $215,380, collateralized by Corporate Notes and Bonds, 0.000% - 6.916%, due 04/15/17 - 10/28/47, with a value of $225,750. (i)	215,000

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — Continued
25,467	Deutsche Bank Securities, Inc., 0.070%, dated 08/30/13, due 09/03/13, repurchase price $25,467, collateralized by Federal Home Loan Mortgage Corporation, 1.500% - 4.500%, due 11/15/20 - 12/15/42, Federal National Mortgage Association, 2.000% - 3.000%, due 02/25/21 - 08/25/26 and Government National Mortgage Association, 2.000% - 3.500%, due 12/16/25 - 11/16/47, with a value of $26,231.	25,467
275,000	Deutsche Bank Securities, Inc., 0.340%, dated 08/30/13, due 11/04/13, repurchase price $275,171, collateralized by Corporate Notes and Bonds, 0.000% - 54.300%, due 11/15/13 - 11/15/66 and Municipal Debt Securities, 4.000% - 6.000%, due 08/01/22 - 07/01/42, with a value of $288,750. (i)	275,000
275,000	Deutsche Bank Securities, Inc., 0.340%, dated 08/30/13, due 11/18/13, repurchase price $275,210, collateralized by Corporate Notes and Bonds, 0.000% - 491.785%, due 12/15/13 - 01/30/58 and Municipal Debt Securities, 0.000% - 7.000%, due 01/01/17 - 06/01/52, with a value of $288,765. (i)	275,000
175,000	HSBC Securities USA, Inc., 0.200%, dated 08/30/13, due 09/03/13, repurchase price $175,004, collateralized by Corporate Notes and Bonds, 0.200% - 10.250%, due 01/15/14 - 07/01/43 and Soverign Government Securities, 0.000% -7.500%, due 11/15/13 - 03/08/44, with a value of $183,817.	175,000
25,000	HSBC Securities USA, Inc., 0.330%, dated 08/30/13, due 09/03/13, repurchase price $25,001, collateralized by Corporate Notes and Bonds, 1.875% - 10.000%, due 01/31/14 - 06/02/41, with a value of $26,905.	25,000
646,000	Merrill Lynch PFS, Inc., 0.580%, dated 08/30/13, due 09/03/13, repurchase price $646,042, collateralized by Corporate Notes and Bonds, 0.000% - 12.500%, due 09/10/13 - 12/31/99, with a value of $678,300.	646,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

100,000	Merrill Lynch PFS, Inc., 0.730%, dated 08/30/13, due 10/05/13, repurchase price $100,073, collateralized by Corporate Notes and Bonds, 0.000% - 6.003%, due 03/06/20 - 11/25/51, with a value of $105,040. (i)	100,000
247,000	RBS Securities, Inc., 0.330%, dated 08/30/13, due 09/03/13, repurchase price $247,009, collateralized by Corporate Notes and Bonds, 0.000% - 14.000%, due 09/03/13 - 11/15/96, Federal Home Loan Mortgage Corporation, 3.500%, due 03/15/42, Federal National Mortgage Association, 1.881% - 6.326%, due 06/01/27 - 05/01/42 and Soverign Government Securities, 9.375%, due 01/18/17, with a value of $285,137.	247,000
165,000	Royal Bank of Canada, 0.130%, dated 08/30/13, due 09/03/13, repurchase price $165,002, collateralized by Corporate Notes and Bonds, 0.000% - 9.625%, due 09/13/13 - 12/15/48, with a value of $173,334.	165,000
450,000	Royal Bank of Scotland, 0.930%, dated 08/30/13, due 10/04/13, repurchase price $450,407, collateralized by Corporate Notes and Bonds, 0.000% - 8.169%, due 12/15/20 - 06/25/47, with a value of $486,000. (i)	450,000
470,000	Royal Bank of Scotland, 0.930%, dated 08/30/13, due 10/04/13, repurchase price $470,425, collateralized by Corporate Notes and Bonds, 0.000% - 10.669%, due 08/24/21 - 06/25/53, with a value of $507,601. (i)	470,000
400,000	Societe Generale S.A., 0.050%, dated 08/30/13, due 09/03/13, repurchase price $400,002, collateralized by U.S. Treasury Securities, 0.125% - 2.000%, due 01/15/20 - 01/15/28, with a value of $408,000.	400,000

	Total Repurchase Agreements (Cost $5,733,467)	5,733,467

Time Deposits — 21.1%
	Australia & New Zealand Banking Group Ltd.,
500,000	0.040%, 09/03/13	500,000
500,000	0.070%, 09/04/13	500,000
901,843	Bank of America N.A., 0.010%, 09/03/13	901,843

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Time Deposits — Continued
949,575	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.100%, 09/03/13	949,575
958,796	Barclays Bank plc, 0.090%, 09/03/13	958,796
	Citibank N.A.,
1,244,575	0.130%, 09/04/13	1,244,575
	Credit Agricole Corporate and Investment Bank,
500,000	0.020%, 09/03/13	500,000
1,005,603	0.080%, 09/03/13	1,005,603
1,000,000	Credit Industriel et Commercial, 0.100%, 09/03/13	1,000,000
1,000,000	DNB Bank ASA, 0.080%, 09/03/13	1,000,000
768,000	Fortis Bank S.A., 0.090%, 09/03/13	768,000
	Landesbank Hessen-Thueringen Girozentrale,
650,000	0.100%, 09/03/13	650,000
500,000	0.110%, 09/03/13	500,000
	Lloyds TSB Bank plc,
1,134,400	0.090%, 09/03/13	1,134,400
337,000	0.100%, 09/05/13	337,000
132,275	National Australia Bank Ltd., 0.060%, 09/03/13	132,275
	Natixis S.A.,
1,718,000	0.100%, 09/03/13	1,718,000
1,000,000	Nordea Bank Finland plc, 0.060%, 09/03/13	1,000,000
74,575	RBS Citizens N.A., 0.150%, 09/05/13	74,575
922,447	Skandinaviska Enskilda Banken AB, 0.080%, 09/03/13	922,447
	Societe Generale,
441,000	0.080%, 09/03/13	441,000
1,780,000	0.090%, 09/03/13	1,780,000
3,000,000	Svenska Handelsbanken AB, 0.080%, 09/03/13	3,000,000
1,800,000	Swedbank AB, 0.090%, 09/03/13	1,800,000

	Total Time Deposits (Cost $22,818,089)	22,818,089

U.S. Government Agency Securities — 2.1%
	Federal Home Loan Bank,
38,000	0.120%, 02/20/14	37,996
100,000	0.125%, 04/11/14	99,971
207,000	0.125%, 09/03/14	206,882
58,400	0.160%, 03/28/14	58,392
37,305	0.170%, 03/21/14	37,305
114,450	0.170%, 04/01/14	114,449
155,300	0.170%, 07/23/14	155,283
65,450	0.180%, 07/18/14	65,449
123,200	0.190%, 07/22/14	123,180

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

84,100	0.190%, 07/23/14	84,106
376,000	0.190%, 07/25/14	375,946
282,500	VAR, 0.175%, 09/03/13	282,487
	Federal Home Loan Mortgage Corp.,
48,905	1.000%, 08/27/14	49,294
100,000	VAR, 0.125%, 09/13/13	99,998
	Federal National Mortgage Association,
18,539	2.750%, 03/13/14	18,792
185,000	VAR, 0.146%, 09/03/13	184,994
303,400	VAR, 0.165%, 09/11/13	303,337

	Total U.S. Government Agency Securities (Cost $2,297,861)	2,297,861

U.S. Treasury Obligations — 5.5%
	U.S. Treasury Notes — 5.5%
1,142,470	0.125%, 09/30/13	1,142,403
665,000	0.250%, 11/30/13	665,056
75,000	0.250%, 04/30/14	75,041
500,000	0.500%, 11/15/13	500,291
150,000	0.750%, 09/15/13	150,032
275,000	0.750%, 06/15/14	276,270
300,000	1.000%, 01/15/14	300,902
225,000	1.250%, 03/15/14	226,269
279,000	1.250%, 04/15/14	280,870
556,000	1.875%, 02/28/14	560,613
535,000	1.875%, 04/30/14	541,019
833,700	2.000%, 11/30/13	837,378
201,000	2.750%, 10/31/13	201,837
162,000	3.125%, 09/30/13	162,375

	Total U.S. Treasury Obligations (Cost $5,920,356)	5,920,356

Weekly Demand Note — 0.3%
	Supranational — 0.3%
357,000	International Bank for Reconstruction & Development, 0.100%, 09/09/13 (Cost $356,992)	356,992

	Total Investments — 100.2% (Cost $108,615,141)*	108,615,141
	Liabilities in Excess of Other Assets — (0.2)%	(191,764)

	NET ASSETS — 100.0%	$108,423,377

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Certificates of Deposit — 37.6%
	ABN Amro Bank N.V.,
90,000	0.295%, 12/09/13	89,927
71,000	0.310%, 10/21/13	70,969
	Banco Del Estado De Chile,
20,000	0.220%, 09/03/13	20,000
13,000	0.220%, 09/25/13	13,000
	Bank of China,
55,000	0.550%, 11/21/13	54,932
25,000	0.670%, 11/08/13	24,968
50,000	0.700%, 11/08/13	49,934
	Bank of Montreal,
33,500	0.200%, 10/15/13	33,500
51,000	0.200%, 10/18/13	51,000
55,000	0.250%, 02/03/14	55,000
55,000	0.250%, 02/04/14	55,000
	Bank of Nova Scotia,
80,000	0.244%, 09/27/13	80,000
50,000	0.254%, 09/19/13	50,000
30,000	0.255%, 09/09/13	30,000
75,000	0.259%, 09/21/13	75,000
55,000	0.305%, 09/11/13	55,000
53,000	0.307%, 09/03/13	53,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
112,000	0.250%, 10/02/13	112,000
20,000	0.250%, 01/27/14	20,000
66,000	0.260%, 09/11/13	66,000
40,000	0.270%, 10/30/13	39,982
13,000	0.270%, 11/22/13	12,992
14,000	0.270%, 11/25/13	13,991
43,000	0.270%, 02/04/14	42,950
40,000	0.270%, 02/10/14	39,952
35,000	0.270%, 02/18/14	34,955
13,000	0.410%, 10/22/13	12,992
90,000	Banque Federative du Credit Mutuel, 0.250%, 11/18/13	90,000
	Barclays Bank plc,
36,000	0.260%, 02/24/14	36,000
40,000	0.280%, 12/30/13	40,000
	BNP Paribas,
46,000	0.270%, 10/02/13	46,000
100,000	0.280%, 09/13/13	100,000
52,000	Branch Banking & Trust Co., 0.200%, 09/27/13	52,000
30,000	Credit Agricole Corporate and Investment Bank, 0.210%, 10/03/13	30,000
84,000	Credit Industriel et Commercial, 0.215%, 09/20/13	84,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Credit Suisse AG,
25,000	0.230%, 09/25/13	25,000
36,000	0.294%, 09/09/13	36,000
85,000	0.354%, 09/03/13	85,000
	Deutsche Bank AG,
63,000	0.242%, 09/27/13	63,000
83,000	0.253%, 09/18/13	83,000
75,000	0.466%, 09/03/13	75,000
	DNB Bank ASA,
84,000	0.214%, 09/28/13	83,999
10,000	0.235%, 12/16/13	10,000
65,000	0.240%, 11/27/13	64,962
	DZ Bank AG,
18,000	0.233%, 10/02/13	17,997
17,000	0.350%, 12/20/13	17,000
	HSBC Bank plc,
95,000	0.230%, 12/02/13	94,944
24,000	0.300%, 01/10/14	24,000
30,000	0.320%, 11/29/13	30,000
29,000	0.325%, 10/31/13	29,000
28,000	0.350%, 10/18/13	28,000
23,000	0.390%, 04/29/14	23,000
32,000	0.390%, 05/22/14	32,000
31,000	Industrial & Commercial Bank of China Ltd., 0.550%, 11/15/13	31,000
	ING Bank N.V.,
101,000	0.260%, 11/22/13	101,000
55,000	0.260%, 12/04/13	55,000
100,000	Landesbank Hessen-Thueringen Girozentrale, 0.220%, 10/03/13	100,000
	Lloyds TSB Bank plc,
60,000	0.190%, 12/02/13	60,000
70,000	0.195%, 11/29/13	69,966
	Mitsubishi UFJ Trust & Banking Corp.,
12,000	0.260%, 10/18/13	11,996
30,000	0.260%, 02/26/14	30,000
71,000	0.260%, 02/28/14	70,908
24,000	0.265%, 09/09/13	24,000
36,000	0.270%, 10/01/13	36,000
5,000	0.270%, 11/20/13	5,000
15,000	0.270%, 11/22/13	15,000
10,000	0.280%, 09/03/13	10,000
40,000	0.280%, 10/10/13	40,000
	Mizuho Corporate Bank Ltd.,
10,000	0.210%, 11/01/13	10,000
85,000	0.270%, 09/13/13	84,992

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Certificates of Deposit — Continued
75,000	0.270%, 10/25/13	74,970
50,000	0.270%, 10/29/13	49,978
17,000	0.270%, 11/15/13	16,991
10,000	0.280%, 11/27/13	10,000
105,000	Natixis, 0.303%, 09/25/13	105,000
	Nordea Bank Finland plc,
30,000	0.250%, 01/30/14	30,000
54,000	0.260%, 09/19/13	53,993
32,100	0.290%, 11/25/13	32,100
	Norinchukin Bank,
34,700	0.230%, 10/10/13	34,700
16,900	0.230%, 10/11/13	16,900
25,400	0.230%, 10/16/13	25,400
27,000	0.230%, 10/25/13	27,000
40,000	0.230%, 10/28/13	40,000
35,000	0.230%, 11/07/13	35,000
50,000	0.230%, 11/12/13	50,000
49,000	0.230%, 11/22/13	49,000
	Oversea-Chinese Banking Corp., Ltd.,
10,000	0.270%, 10/09/13	9,997
100,000	0.270%, 03/04/14	99,865
	Rabobank Nederland N.V.,
54,000	0.263%, 10/18/13	54,000
65,000	0.264%, 09/17/13	65,000
60,300	0.288%, 10/17/13	60,300
13,000	0.300%, 11/30/13	13,000
24,900	0.310%, 04/10/14	24,900
32,000	0.312%, 11/24/13	32,000
30,000	0.315%, 09/03/13	30,000
50,000	0.320%, 04/10/14	50,000
29,000	0.360%, 05/20/14	28,925
	Royal Bank of Canada,
50,000	0.264%, 09/27/13	50,000
80,000	0.293%, 09/29/13	80,000
95,000	Skandinaviska Enskilda Banken AB, 0.200%, 11/27/13	95,000
	Societe Generale,
130,000	0.220%, 09/27/13	130,000
100,000	0.240%, 11/19/13	100,000
	Sumitomo Mitsui Banking Corp.,
22,000	0.250%, 01/28/14	22,000
25,000	0.250%, 01/31/14	25,000
32,000	0.260%, 10/08/13	32,000
29,000	0.260%, 10/15/13	29,000
30,000	0.260%, 10/25/13	30,000
50,000	0.260%, 02/18/14	50,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

11,000	0.270%, 09/03/13	11,000
16,000	0.270%, 09/10/13	16,000
32,000	0.270%, 09/20/13	32,000
20,000	0.270%, 09/25/13	20,000
30,000	0.270%, 11/26/13	30,000
13,000	0.270%, 02/27/14	12,982
	Sumitomo Mitsui Trust Bank Ltd.,
30,000	0.220%, 09/03/13	30,000
52,000	0.220%, 09/06/13	52,000
23,700	0.220%, 10/11/13	23,700
34,000	0.220%, 10/15/13	34,000
14,000	0.250%, 11/22/13	13,992
70,000	Swedbank AB, 0.200%, 11/15/13	69,971
	Toronto-Dominion Bank,
38,000	0.244%, 09/25/13	38,000
44,000	0.250%, 10/03/13	44,000
50,000	0.300%, 05/14/14	50,000
75,000	0.310%, 04/23/14	75,000

	Total Certificates of Deposit (Cost $5,626,472)	5,626,472

Commercial Paper — 27.5% (n)
	ABN Amro Funding USA LLC,
70,000	0.290%, 12/02/13 (e) (m)	69,948
75,000	0.290%, 12/16/13 (e) (m)	74,936
18,810	Antalis U.S. Funding Corp., 0.260%, 11/21/13 (e)	18,799
20,000	ANZ New Zealand International Ltd., 0.214%, 09/15/13 (e)	20,000
15,000	ASB Finance Ltd., 0.240%, 11/04/13 (e)	14,994
110,000	Aspen Funding Corp., 0.240%, 09/10/13 (e)	109,993
	Atlantic Asset Securitization LLC,
38,000	0.190%, 09/17/13 (e)	37,997
45,000	0.250%, 11/13/13 (e)	44,977
250,000	Australia & New Zealand Banking Group Ltd., 0.312%, 11/27/13 (e)	250,000
	Banque et Caisse d’Epargne de L’Etat,
10,000	0.250%, 11/21/13	9,994
65,000	0.260%, 10/24/13	64,975
	Barclays Bank plc,
23,000	0.250%, 10/22/13 (e)	22,992
20,000	0.300%, 11/20/13 (e)	19,987
30,000	Bedford Row Funding Corp., 0.301%, 01/13/14 (e)	29,966
127,000	BNP Paribas Finance, Inc., 0.300%, 09/05/13	126,996
30,000	BPCE S.A., 0.220%, 09/27/13 (e)	29,995

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Paper — Continued
	Caisse Centrale Desjardins du Quebec,
15,000	0.220%, 11/18/13 (e)	14,993
18,000	0.250%, 01/27/14 (e)	17,981
	Caisse d’Amortissement de la Dette Sociale,
250,000	0.310%, 11/04/13 (e)	249,862
90,000	0.311%, 01/30/14 (e)	89,883
	Caisse des Depots et Consignations,
32,000	0.210%, 11/22/13 (e)	31,985
42,000	0.250%, 01/27/14 (e)	41,957
15,000	0.250%, 01/29/14 (e)	14,984
100,000	Cancara Asset Securitization LLC, 0.205%, 10/28/13 (e)	99,968
	Commonwealth Bank of Australia,
31,000	0.245%, 10/02/13 (e)	30,993
70,000	0.272%, 11/23/13 (e)	70,000
78,000	0.276%, 10/29/13 (e)	78,000
50,000	0.284%, 09/09/13 (e)	50,000
34,000	0.285%, 09/04/13 (e)	34,000
	Credit Agricole North America, Inc.,
60,000	0.210%, 09/05/13	59,999
20,000	0.210%, 09/06/13	19,999
	Credit Suisse AG,
60,000	0.230%, 09/25/13	59,991
60,000	0.270%, 02/07/14	59,928
	DBS Bank Ltd.,
25,000	0.241%, 11/25/13 (e)	24,986
10,000	0.250%, 09/12/13 (e)	9,999
5,000	0.260%, 10/04/13 (e)	4,999
50,000	Deutsche Bank Financial LLC, 0.331%, 02/26/14	49,918
35,000	Dexia Credit Local, 0.300%, 11/12/13	34,979
	DNB Bank ASA,
15,000	0.240%, 11/18/13 (e)	14,992
66,000	0.260%, 01/27/14 (e)	65,930
	Electricite de France S.A.,
10,000	0.220%, 10/31/13 (e)	9,996
20,000	0.230%, 10/25/13 (e)	19,993
	General Electric Capital Corp.,
20,000	0.240%, 11/13/13	19,990
31,000	0.240%, 11/18/13	30,984
31,000	0.250%, 09/24/13	30,995
33,000	HSBC Bank plc, 0.304%, 11/15/13 (e)	33,000
	ING U.S. Funding LLC,
50,000	0.235%, 12/18/13	49,965
36,000	0.240%, 09/13/13	35,997
50,000	0.250%, 10/11/13	49,986

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Kells Funding LLC,
30,000	0.234%, 09/17/13 (e)	30,000
20,000	0.234%, 09/19/13 (e)	20,000
50,000	0.240%, 10/23/13	49,982
16,000	0.240%, 01/22/14	15,985
20,000	0.240%, 01/23/14	19,981
15,000	0.250%, 09/04/13	15,000
7,000	0.250%, 09/05/13	7,000
30,000	0.250%, 01/10/14	29,973
25,000	0.250%, 01/21/14	24,975
15,000	0.336%, 09/03/13 (e)	15,000
	Macquarie Bank Ltd.,
16,000	0.250%, 11/18/13 (e)	15,991
20,000	0.260%, 11/08/13 (e)	19,990
8,800	0.280%, 10/18/13 (e)	8,797
	MetLife Short Term Funding LLC,
25,000	0.250%, 01/21/14 (e)	24,975
30,000	0.270%, 10/15/13 (e)	29,990
100,000	0.270%, 10/21/13 (e)	99,963
	Mizuho Funding LLC,
10,000	0.215%, 11/01/13 (e)	9,996
15,000	0.220%, 09/13/13 (e)	14,999
27,879	Mont Blanc Capital Corp., 0.250%, 11/20/13 (e)	27,864
	Natixis US Finance Co. LLC,
36,000	0.210%, 10/04/13	35,993
94,000	0.270%, 11/15/13	93,947
19,000	Nordea Bank AB, 0.235%, 11/22/13 (e)	18,990
15,000	Private Export Funding Corp., 0.240%, 09/05/13 (e)	15,000
100,000	Queensland Treasury Corp., 0.210%, 09/27/13	99,985
	Rabobank USA Financial Corp.,
17,000	0.301%, 04/22/14	16,967
42,000	0.311%, 11/01/13	41,978
85,000	Royal Bank of Canada, 0.358%, 10/11/13 (e)	85,000
45,000	Scaldis Capital LLC, 0.180%, 09/20/13 (e)	44,996
78,000	Societe Generale North America, Inc., 0.250%, 10/31/13	77,968
	Sumitomo Mitsui Banking Corp.,
170,000	0.260%, 02/06/14 (e)	169,806
15,000	0.260%, 02/20/14 (e)	14,981
40,000	0.270%, 09/06/13 (e)	39,999
10,000	Sumitomo Mitsui Trust Bank Ltd., 0.220%, 10/25/13 (e)	9,997
40,000	Svenska Handelsbanken AB, 0.250%, 09/23/13 (e)	39,994

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Paper — Continued
	Svenska Handelsbanken, Inc.,
25,000	0.250%, 10/07/13 (e)	24,994
55,000	0.251%, 01/28/14 (e)	54,943
25,000	Toronto-Dominion Holdings USA, Inc., 0.250%, 10/04/13 (e)	24,994
29,000	Versailles Commercial Paper LLC, 0.220%, 09/23/13 (e)	28,996
	Westpac Banking Corp.,
40,000	0.250%, 11/30/13 (e)	39,998
25,000	0.262%, 09/06/13 (e)	25,000
19,000	0.262%, 11/30/13 (e)	19,000
19,000	0.263%, 09/30/13 (e)	19,000
25,000	0.264%, 09/06/13 (e)	25,000
25,000	0.275%, 10/24/13 (e)	25,000
50,000	0.276%, 10/30/13 (e)	50,000
39,000	0.280%, 11/10/13 (e)	39,000

	Total Commercial Paper (Cost $4,119,768)	4,119,768

Corporate Notes — 2.7%
	Financials — 2.7%
	Capital Markets — 0.7%
83,000	ING Bank N.V., 0.256%, 09/28/13 (e)	83,000
14,953	UBS AG, 2.250%, 01/28/14	15,070

		98,070

	Commercial Banks — 1.5%
46,000	Svenska Handelsbanken AB, 0.294%, 09/27/13 (e)	46,000
185,000	Wells Fargo Bank N.A., 0.323%, 09/13/13	185,000

		231,000

	Insurance — 0.5%
	Metropolitan Life Global Funding I
35,000	0.469%, 10/10/13 (e)	35,000
47,000	0.524%, 09/12/13 (e)	47,000

		82,000

	Total Corporate Notes (Cost $411,070)	411,070

Foreign Government Securities — 0.0% (g)
5,000	Export Development Canada, 0.110%, 09/03/13 (e) (Cost $4,999)	4,999

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — 4.2%
30,000	BNP Paribas Securities Corp., 0.290%, dated 08/30/13, due 09/09/13, repurchase price $30,002, collateralized by Corporate Notes and Bonds, 1.250% - 8.000%, due 02/27/15 - 08/15/43 and Soverign Government Securities, 8.875%, due 10/14/19 with a value of $31,500. (i)	30,000
12,000	Credit Suisse First Boston USA, Inc., 0.670%, dated 08/30/13, due 10/18/13, repurchase price $12,011, collateralized by Corporate Notes and Bonds, 0.000% - 6.000%, due 04/05/21 - 08/25/53 with a value of $12,602. (i)	12,000
35,000	Credit Suisse First Boston USA, Inc., 0.670%, dated 08/30/13, due 11/15/13, repurchase price $35,050, collateralized by Corporate Notes and Bonds, 0.150% - 5.892%, due 04/05/21 - 10/17/48 with a value of $36,750. (i)	35,000
110,000	Credit Suisse First Boston USA, Inc., 0.670%, dated 08/30/13, due 11/22/13, repurchase price $110,172, collateralized by Corporate Notes and Bonds, 0.000% - 7.930%, due 06/28/18 - 06/25/58 with a value of $115,501. (i)	110,000
80,000	Credit Suisse First Boston USA, Inc., 0.670%, dated 08/30/13, due 11/29/13, repurchase price $80,135, collateralized by Corporate Notes and Bonds, 0.364% - 5.892%, due 07/25/35 - 08/25/47 with a value of $84,005. (i)	80,000
32,500	Deutsche Bank Securities, Inc., 0.340%, dated 08/30/13, due 11/04/13, repurchase price $32,520, collateralized by Corporate Notes and Bonds, 0.000% - 11.250%, due 04/01/14 - 01/30/58 and Municipal Debt Securities, 0.000% - 5.500%, due 08/01/17 - 07/01/33 with a value of $34,193. (i)	32,500
32,500	Deutsche Bank Securities, Inc., 0.340%, dated 08/30/13, due 11/19/13, repurchase price $32,525, collateralized by Corporate Notes and Bonds, 0.000% - 9.750%, due 12/01/14 - 12/11/49 and Municipal Debt Securities, 5.100% - 5.500%, due 08/01/17 - 07/01/42 with a value of $34,188. (i)	32,500
25,000	HSBC Securities USA, Inc., 0.200%, dated 08/30/13, due 09/03/13, repurchase price $25,001, collateralized by Corporate Notes and Bonds, 0.875% - 5.875%, due 10/15/15 - 03/10/35 with a value of $26,254.	25,000

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — Continued
82,500	Merrill Lynch PFS, Inc., 0.580%, dated 08/30/13, due 09/03/13, repurchase price $82,505, collateralized by Corporate Notes and Bonds, 0.000% - 10.000%, due 12/15/14 - 09/01/43, Federal Home Loan Mortgage Corporation, 0.343% - 7.896%, due 05/25/43 - 12/25/43, Federal National Mortgage Association, 0.495% - 0.680%, due 06/25/43 - 12/25/43 and Municipal Debt Securities, 0.000%, due 06/15/50 with a value of $86,583.	82,500
30,000	Merrill Lynch PFS, Inc., 0.730%, dated 08/30/13, due 10/05/13, repurchase price $30,022, collateralized by Corporate Notes and Bonds, 0.434% - 8.560%, due 01/02/16 - 11/25/51, Federal National Mortgage Association, 0.680%, due 12/25/43 and Municipal Debt Securities, 6.300% due 07/10/32 with a value of $31,505. (i)	30,000
32,600	RBS Securities, Inc., 0.330%, dated 08/30/13, due 09/03/13, repurchase price $32,601, collateralized by U.S. Treasury Securities, 0.250%, due 04/30/14 with a value of $33,254.	32,600
45,000	Royal Bank of Canada, 0.130%, dated 08/30/13, due 09/03/13, repurchase price $45,001, collateralized by Corporate Notes and Bonds, 1.500% - 6.875%, due 07/30/14 - 11/01/42 with a value of $47,250.	45,000
50,000	Royal Bank of Scotland, 0.930%, dated 08/30/13, due 10/04/13, repurchase price $50,045, collateralized by Corporate Notes and Bonds, 2.652% - 6.000%, due 11/20/34 - 01/15/49 with a value of $54,002. (i)	50,000
30,000	Royal Bank of Scotland, 0.930%, dated 08/30/13, due 10/04/13, repurchase price $30,027, collateralized by Corporate Notes and Bonds, 0.304% - 6.000%, due 01/25/35 - 05/25/47 with a value of $32,400. (i)	30,000

	Total Repurchase Agreements (Cost $627,100)	627,100

Time Deposits — 22.5%
200,000	Citibank N.A., 0.130%, 09/04/13	200,000
372,952	Credit Agricole Corporate and Investment Bank, 0.080%, 09/03/13	372,952
250,000	Credit Industriel et Commercial, 0.100%, 09/03/13	250,000
300,000	DNB Bank ASA, 0.080%, 09/03/13	300,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

105,000	Fortis Bank S.A., 0.090%, 09/03/13	105,000
	Landesbank Hessen-Thueringen Girozentrale,
250,000	0.100%, 09/03/13	250,000
269,575	0.110%, 09/03/13	269,575
46,000	Lloyds TSB Bank plc, 0.100%, 09/05/13	46,000
375,000	Natixis S.A., 0.100%, 09/03/13	375,000
300,000	Nordea Bank Finland plc, 0.060%, 09/03/13	300,000
100,000	RBS Citizens N.A., 0.150%, 09/05/13	100,000
300,000	Skandinaviska Enskilda Banken AB, 0.080%, 09/03/13	300,000
	Societe Generale,
100,000	0.080%, 09/03/13	100,000
200,000	0.090%, 09/03/13	200,000
200,000	Swedbank AB, 0.090%, 09/03/13	200,000

	Total Time Deposits (Cost $3,368,527)	3,368,527

U.S. Government Agency Securities — 1.8%
	Federal Home Loan Bank,
12,000	0.125%, 09/03/14	11,993
32,200	0.170%, 07/23/14	32,196
46,800	0.190%, 07/22/14	46,793
15,000	0.190%, 07/24/14	15,001
74,000	0.190%, 07/25/14	73,992
27,200	VAR, 0.175%, 09/03/13	27,199
	Federal National Mortgage Association,
25,000	VAR, 0.146%, 09/03/13	24,999
33,200	VAR, 0.165%, 09/11/13	33,193

	Total U.S. Government Agency Securities (Cost $265,366)	265,366

U.S. Treasury Obligations — 3.9%
	U.S. Treasury Notes — 3.9%
100,900	0.125%, 09/30/13	100,894
75,700	0.250%, 10/31/13	75,704
55,000	0.250%, 11/30/13	55,004
16,000	0.750%, 09/15/13	16,003
26,000	1.250%, 03/15/14	26,147
69,000	1.250%, 04/15/14	69,462
125,000	1.875%, 02/28/14	126,037
75,800	2.000%, 11/30/13	76,134
21,000	2.750%, 10/31/13	21,088
16,300	3.125%, 09/30/13	16,338

	Total U.S. Treasury Obligations (Cost $582,811)	582,811

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	21

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — 0.5%
	Supranational — 0.0% (g)
4,000	International Bank for Reconstruction & Development, 0.100%, 09/09/13	4,000

	New York — 0.5%
76,615	New York City Housing Development Corp., 0.140%, 09/09/13	76,615

	Total Weekly Demand Notes (Cost $80,615)	80,615

	Total Investments — 100.7% (Cost $15,086,728)*	15,086,728
	Liabilities in Excess of Other Assets — (0.7)%	(109,244)

	NET ASSETS — 100.0%	$14,977,484

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Government Agency Securities — 62.6%
	Federal Farm Credit Bank — 1.2%
238,000	0.140%, 05/14/14	237,988
75,000	DN, 0.130%, 01/06/14 (n)	74,966
25,000	DN, 0.170%, 10/11/13 (m) (n)	24,995
50,000	VAR, 0.176%, 09/03/13	50,010
75,000	VAR, 0.320%, 09/01/13	75,000
250,000	VAR, 0.320%, 09/01/13	250,000

		712,959

	Federal Home Loan Bank — 40.4%
100,000	0.100%, 11/01/13	99,997
140,000	0.100%, 11/06/13	139,996
100,000	0.100%, 11/08/13	99,997
205,000	0.100%, 11/12/13	204,991
75,000	0.110%, 01/24/14	74,993
215,000	0.120%, 10/01/13	214,996
144,000	0.125%, 04/11/14	143,959
194,000	0.160%, 12/05/13	193,993
215,000	0.160%, 04/17/14	214,980
183,000	0.170%, 12/18/13	182,988
325,000	0.170%, 04/15/14	324,996
200,000	0.230%, 07/25/14	200,000
50,000	0.280%, 09/05/13	50,000
205,000	0.300%, 12/04/13	205,096
120,000	0.300%, 12/11/13	120,060
600,000	DN, 0.040%, 10/25/13 (n)	599,964
848,000	DN, 0.040%, 10/30/13 (n)	847,944
1,998,000	DN, 0.042%, 11/01/13 (n)	1,497,893
228,010	DN, 0.050%, 09/13/13 (n)	228,006
2,415,945	DN, 0.050%, 09/18/13 (n)	2,415,888
500,000	DN, 0.060%, 09/11/13 (n)	499,992
500,000	DN, 0.060%, 09/23/13 (n)	499,982
1,407,000	DN, 0.067%, 10/16/13 (n)	1,406,882
720,000	DN, 0.075%, 10/09/13 (n)	719,943
1,656,000	DN, 0.075%, 11/08/13 (n)	1,655,765
875,000	DN, 0.083%, 11/15/13 (n)	874,849
888,600	DN, 0.089%, 11/13/13 (n)	888,439
900,000	DN, 0.092%, 01/31/14 (n)	899,650
416,600	DN, 0.098%, 02/07/14 (n)	416,420
1,100,000	DN, 0.100%, 09/20/13 (n)	1,099,942
100,000	DN, 0.100%, 10/23/13 (n)	99,986
521,000	DN, 0.100%, 11/06/13 (n)	520,904
175,000	DN, 0.107%, 02/14/14 (n)	174,915
790,000	DN, 0.112%, 10/02/13 (n)	789,924
3,929,000	DN, 0.114%, 10/11/13 (n)	3,928,634
120,000	DN, 0.135%, 04/01/14 (n)	119,905

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Bank — Continued
75,000	VAR, 0.124%, 09/20/13	74,996
100,000	VAR, 0.125%, 08/13/14	99,995
200,000	VAR, 0.126%, 09/06/13	200,000
200,000	VAR, 0.129%, 09/20/13	200,000
150,000	VAR, 0.129%, 08/19/14	150,000
300,000	VAR, 0.160%, 09/01/13	299,969
300,000	VAR, 0.185%, 09/01/13	299,987

		23,981,816

	Federal Home Loan Mortgage Corp. — 12.7%
225,000	0.130%, 02/07/14	224,982
99,292	0.500%, 10/15/13	99,325
500,000	DN, 0.070%, 09/10/13 (n)	499,991
55,000	DN, 0.075%, 11/18/13 (n)	54,991
317,030	DN, 0.080%, 10/15/13 (n)	316,999
505,000	DN, 0.080%, 01/08/14 (n)	504,855
218,000	DN, 0.090%, 02/24/14 (n)	217,904
218,000	DN, 0.090%, 03/13/14 (n)	217,895
1,073,655	DN, 0.092%, 10/07/13 (n)	1,073,557
713,036	DN, 0.100%, 12/09/13 (n)	712,840
560,000	DN, 0.100%, 12/19/13 (n)	559,831
265,000	DN, 0.105%, 01/13/14 (n)	264,896
757,895	DN, 0.110%, 09/23/13 (n)	757,844
30,000	DN, 0.110%, 02/19/14 (n)	29,984
523,000	DN, 0.114%, 10/04/13 (n)	22,997
100,000	DN, 0.120%, 01/06/14 (n)	99,958
90,000	DN, 0.130%, 09/16/13 (n)	89,995
500,000	DN, 0.150%, 09/05/13 (n)	499,992
500,000	DN, 0.150%, 09/06/13 (n)	499,990
370,000	DN, 0.150%, 02/18/14 (n)	369,751
388,000	VAR, 0.290%, 09/01/13	387,997

		7,506,574

	Federal National Mortgage Association — 8.3%
70,000	1.250%, 02/27/14	70,374
430,000	2.750%, 02/05/14	434,773
300,136	4.625%, 10/15/13	301,727
300,000	DN, 0.055%, 10/23/13 (n)	299,976
705,000	DN, 0.060%, 09/16/13 (n)	704,982
650,000	DN, 0.062%, 11/20/13 (n)	649,910
500,000	DN, 0.070%, 12/16/13 (n)	499,897
700,000	DN, 0.080%, 01/06/14 (n)	699,803
291,700	DN, 0.094%, 02/19/14 (n)	291,570
36,800	DN, 0.095%, 09/18/13 (n)	36,798
48,355	DN, 0.100%, 12/04/13 (n)	48,342
500,000	DN, 0.125%, 01/27/14 (n)	499,743

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	23

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — Continued
	Federal National Mortgage Association — Continued
150,000	DN, 0.133%, 09/11/13 (n)	149,995
101,167	DN, 0.140%, 12/18/13 (n)	101,125
125,000	VAR, 0.165%, 09/11/13	124,974

		4,913,989

	Total U.S. Government Agency Securities (Cost $37,115,338)	37,115,338

U.S. Treasury Obligations — 13.0%
	U.S. Treasury Bills — 5.9%
1,125,000	0.040%, 09/26/13 (n)	1,124,969
1,200,000	0.048%, 09/19/13 (n)	1,199,971
1,150,000	0.055%, 09/12/13 (n)	1,149,980

		3,474,920

	U.S. Treasury Notes — 7.1%
266,000	0.125%, 09/30/13	265,984
225,000	0.250%, 11/30/13	225,093
980,000	0.500%, 10/15/13	980,353
250,000	0.500%, 11/15/13	250,226
470,000	1.875%, 04/30/14	475,296
550,000	2.000%, 11/30/13	552,592
130,000	2.750%, 10/31/13	130,542
200,000	3.125%, 09/30/13	200,486
1,135,000	4.250%, 11/15/13	1,144,698

		4,225,270

	Total U.S. Treasury Obligations (Cost $7,700,190)	7,700,190

Repurchase Agreements — 24.3%
350,000	Barclays Capital, Inc., 0.040%, dated 08/30/13, due 09/03/13, repurchase price $350,002, collateralized by U.S. Treasury Securities, 0.625% - 4.500%, dated 07/15/16 - 08/15/39, with a value of $357,000.	350,000
375,000	Barclays Capital, Inc., 0.060%, dated 08/30/13, due 09/03/13, repurchase price $375,003, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 6.466%, dated 09/15/31 - 08/15/43, Federal National Mortgage Association, 4.560% - 11.509, dated 08/25/23 - 08/25/43 and Government National Mortgage Association, 1.406% - 11.488%, dated 12/16/36 - 08/20/43, with a value of $386,250.	375,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

500,000	BNP Paribas Securities Corp., 0.060%, dated 08/30/13, due 09/03/13, repurchase price $500,003, collateralized by Government National Mortgage Association, 3.000% - 4.500%, dated 07/15/40 - 09/15/42, with a value of $510,000.	500,000
375,000	BNP Paribas Securities Corp., 0.060%, dated 08/30/13, due 09/03/13, repurchase price $375,003, collateralized by Federal Home Loan Mortgage Corp., 3.500% - 6.500%, dated 06/01/36 - 11/01/42 and Federal National Mortgage Association, 3.000% - 4.000%, dated 02/01/42 - 05/01/43, with a value of $382,500.	375,000
500,000	Citibank, N.A., 0.060%, dated 08/30/13, due 09/03/13, repurchase price $500,003, collateralized by Federal Home Loan Mortgage Corp., 2.230% - 6.500%, dated 04/01/17 - 05/01/43, Federal National Mortgage Association, 1.363% - 6.500%, dated 10/01/13 - 08/01/47 and Government National Mortgage Association, 2.500% - 8.500%, dated 01/20/18 - 08/15/48, with a value of $510,846.	500,000
1,500,000	Citigroup Global Markets Holdings, Inc., 0.040%, dated 08/30/13, due 09/03/13, repurchase price $1,500,007, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 6.000%, dated 06/01/26 - 07/15/43, Federal National Mortgage Association, 0.000% - 6.000%, dated 07/01/17 - 09/25/43 and Government National Mortgage Association, 1.460% - 6.000%, dated 04/20/25 - 02/15/53, with a value of $1,538,714.	1,500,000
226,736	Citigroup Global Markets Holdings, Inc., 0.060%, dated 08/30/13, due 09/03/13, repurchase price $226,738, collateralized by Federal Home Loan Mortgage Corp., 2.000%, dated 05/15/39, Federal National Mortgage Association, 1.195% - 4.500%, dated 10/25/32 - 07/25/43 and Government National Mortgage Association, 1.135% - 3.500%, dated 08/20/40 - 08/16/43, with a value of $233,538.	226,736
1,475,000	Deutsche Bank Securities, Inc., 0.070%, dated 08/30/13, due 09/03/13, repurchase price $1,475,011, collateralized by Federal Home Loan Mortgage Corp., 2.500% - 24.247%, dated 02/15/32 - 06/15/43, Government National Mortgage Association, 0.669% - 14.016%, dated 08/20/27 - 01/16/55 and U.S. Treasury Securities, 1.000% - 2.500%, 10/31/16 - 08/15/23, with a value of $1,516,125.	1,475,000

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — Continued
200,000	Deutsche Bank Securities, Inc., 0.070%, dated 08/30/13, due 09/12/13, repurchase price $200,005, collateralized by Federal Home Loan Mortgage Corp., 3.000% - 05.809%, dated 07/01/33 - 08/01/43 and Federal National Mortgage Association, 2.500% - 6.360%, dated 04/01/28 - 07/25/43, with a value of $204,869. (i)	200,000
1,000,000	Goldman Sachs & Co., 0.040%, dated 08/30/13, due 09/03/13, repurchase price $1,000,004, collateralized by Federal Home Loan Mortgage Corp., 0.534% - 7.000%, dated 03/15/22 - 06/01/43 and Federal National Mortgage Association, 1.928% - 6.000%, dated 05/01/20 - 02/01/49, with a value of $1,022,967.	1,000,000
825,000	Goldman Sachs & Co., 0.040%, dated 08/30/13, due 09/03/13, repurchase price $825,004, collateralized by Federal Home Loan Mortgage Corp., 2.500% - 5.000%, dated 11/01/25 - 09/01/43 and Federal National Mortgage Association, 1.629% - 6.500%, dated 09/01/43 - 06/01/43, with a value of $841,500.	825,000
825,000	Goldman Sachs & Co., 0.040%, dated 08/30/13, due 09/04/13, repurchase price $825,005, collateralized by Federal Home Loan Mortgage Corp., 2.000% - 6.500%, dated 11/01/24 - 07/01/43 and Federal National Mortgage Association, 2.320% - 6.000%, dated 07/01/23 - 09/01/43, with a value of $841,500.	825,000
1,000,000	Goldman Sachs & Co., 0.040%, dated 08/30/13, due 09/05/13, repurchase price $1,000,007, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 8.250%, dated 07/15/21 - 09/01/43 and Federal National Mortgage Association, 2.500% - 6.500%, dated 12/25/23 - 09/01/43, with a value of $1,022,274.	1,000,000
300,000	Goldman Sachs & Co., 0.060%, dated 08/30/13, due 09/03/13, repurchase price $300,002, collateralized by Government National Mortgage Association, 0.539% - 5.500%, dated 10/20/23 - 08/20/43, with a value of $309,000.	300,000
1,000,000	Goldman Sachs & Co., 0.060%, dated 08/30/13, due 09/06/13, repurchase price $1,000,012, collateralized by Federal Home Loan Mortgage Corp., 2.438% - 5.550%, dated 11/01/24 - 09/01/43 and Federal National Mortgage Association, 0.000% - 6.000%, dated 10/01/18 - 09/01/43, with a value of $1,020,005.	1,000,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

350,000	HSBC Securities USA, Inc., 0.060%, dated 08/30/13, due 09/03/13, repurchase price $350,002, collateralized by Federal Home Loan Mortgage Corp., 3.000% - 4.000%, dated 07/01/28 - 09/01/43, with a value of $357,003.	350,000
4,257	Merrill Lynch PFS, Inc., 0.040%, dated 08/30/13, due 09/03/13, repurchase price $4,257, collateralized by U.S. Treasury Securities, 2.250%, dated 03/31/16, with a value of $4,342.	4,257
400,000	Merrill Lynch PFS, Inc., 0.090%, dated 08/30/13, due 10/05/13, repurchase price $400,036, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 17.051%, dated 08/15/28 - 04/15/43, Federal National Mortgage Association, 4.810% - 7.910%, dated 05/25/23 - 03/25/43 and Government National Mortgage Association, 5.016% - 7.558%, dated 06/20/25 - 03/20/43, with a value of $412,000. (i)	400,000
541,433	RBS Securities, Inc., 0.050%, dated 08/30/13, due 09/03/13, repurchase price $541,436, collateralized by U.S. Treasury Securities, 0.000% - 10.625%, dated 11/15/13 - 08/15/43, with a value of $552,262.	541,433
750,000	Royal Bank of Canada, 0.060%, dated 08/30/13, due 09/03/13, repurchase price $750,005, collateralized by Federal Home Loan Mortgage Corp., 4.000%, dated 10/01/41 and Federal National Mortgage Association, 3.000% - 5.000%, dated 05/01/28 - 08/01/43, with a value of $765,000.	750,000
600,000	Royal Bank of Canada, 0.060%, dated 08/30/13, due 10/02/13, repurchase price $600,033, collateralized by Federal Home Loan Mortgage Corp., 1.084% - 7.000%, dated 02/15/21 - 08/15/43, Federal National Mortgage Association, 3.000% - 7.000%, dated 09/25/22 - 09/01/43 and Government National Mortgage Association, 2.000% - 4.000%, dated 12/20/41 - 08/20/43, with a value of $612,684. (i)	600,000
500,000	Royal Bank of Scotland, 0.050%, dated 08/30/13, due 09/26/13, repurchase price $500,019, collateralized by U.S. Treasury Securities, 0.125% - 4.000%, dated 10/31/13 - 08/15/19, with a value of $510,004. (i)	500,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	25

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — Continued
500,000	Royal Bank of Scotland, 0.060%, dated 08/30/13, due 09/05/13, repurchase price $500,005, collateralized by U.S. Treasury Securities, 0.125% - 4.625%, dated 12/31/13 - 02/15/22, with a value of $510,000.	500,000
350,000	Societe Generale S.A., 0.070%, dated 08/30/13, due 09/03/13, repurchase price $350,003, collateralized by Federal Home Loan Mortgage Corp., 5.500% - 6.000%, dated 04/15/35 - 07/15/38, Federal National Mortgage Association, 2.542% - 3.770%, dated 04/01/36 - 06/01/40 and Government National Mortgage Association, 0.332% - 4.500%, dated 05/16/34 - 04/16/43, with a value of $359,929.	350,000

	Total Repurchase Agreements (Cost $14,447,426)	14,447,426

	Total Investments — 99.9% (Cost $59,262,954)*	59,262,954
	Other Assets in Excess of Liabilities — 0.1%	30,171

	NET ASSETS — 100.0%	$59,293,125

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Treasury Obligations — 66.3%
	U.S. Treasury Bills — 40.1% (n)
1,515,000	0.037%, 09/12/13	1,514,983
400,000	0.040%, 11/29/13	399,960
306,206	0.041%, 09/26/13	306,197
300,000	0.041%, 10/17/13	299,984
750,000	0.042%, 11/07/13	749,941
1,050,000	0.045%, 09/19/13 (m)	1,049,976
500,000	0.050%, 10/03/13	499,978
500,000	0.050%, 10/10/13	499,973
800,000	0.061%, 11/21/13	799,893
157,350	0.077%, 09/05/13	157,349

		6,278,234

	U.S. Treasury Notes — 26.2%
100,000	0.125%, 09/30/13	99,994
224,000	0.250%, 10/31/13	224,061
100,000	0.250%, 11/30/13	100,034
60,000	0.250%, 01/31/14	60,035
39,000	0.250%, 03/31/14	39,017
100,000	0.250%, 05/31/14	100,076
75,000	0.500%, 10/15/13	75,027
75,000	0.500%, 11/15/13	75,059
250,000	0.750%, 09/15/13	250,064
70,000	0.750%, 06/15/14	70,304
50,000	1.000%, 01/15/14	50,166
80,000	1.250%, 02/15/14	80,401
110,000	1.250%, 03/15/14	110,621
165,000	1.250%, 04/15/14	166,180
250,000	1.750%, 01/31/14	251,698
643,200	1.875%, 02/28/14	648,731
350,000	2.000%, 11/30/13	351,599
250,000	2.250%, 05/31/14	253,873
25,000	2.375%, 08/31/14	25,549
419,000	2.750%, 10/31/13	420,816
125,000	3.125%, 09/30/13	125,292
126,000	4.000%, 02/15/14	128,225
100,000	4.250%, 11/15/13	100,857
295,000	4.750%, 05/15/14	304,514

		4,112,193

	Total U.S. Treasury Obligations (Cost $10,390,427)	10,390,427

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — 25.6%
150,000	Bank of Nova Scotia, 0.040%, dated 08/30/13, due 09/03/13, repurchase price $150,001, collateralized by U.S. Treasury Securities, 0.625% - 3.250%, due 05/31/16 - 08/31/17, with a value of $153,112.	150,000
350,000	Barclays Capital, Inc., 0.020%, dated 08/30/13, due 09/03/13, repurchase price $350,001, collateralized by U.S. Treasury Securities, 0.000% - 4.375%, due 04/30/14 - 05/15/41, with a value of $357,000.	350,000
100,000	Barclays Capital, Inc., 0.040%, dated 08/30/13, due 09/03/13, repurchase price $100,000, collateralized by U.S. Treasury Securities, 0.625%, due 07/15/16, with a value of $102,000.	100,000
100,000	Barclays Capital, Inc., 0.060%, dated 08/30/13, due 09/16/13, repurchase price $100,003, collateralized by U.S. Treasury Securities, 1.000% - 5.500%, due 04/30/14 - 08/15/28, with a value of $102,096. (i)	100,000
150,000	BNP Paribas Securities Corp., 0.040%, dated 08/30/13, due 09/03/13, repurchase price $150,001, collateralized by U.S. Treasury Securities, 0.500% - 3.125%, due 09/30/13 - 10/15/13, with a value of $153,000.	150,000
150,000	Citibank N.A., 0.040%, dated 08/30/13, due 09/03/13, repurchase price $150,001, collateralized by U.S. Treasury Securities, 3.750% - 11.250%, due 02/15/15 - 08/15/41, with a value of $153,741.	150,000
150,000	Citigroup Global Markets Holdings, Inc., 0.020%, dated 08/30/13, due 09/03/13, repurchase price $150,000, collateralized by U.S. Treasury Securities, 0.875% - 4.500%, due 02/15/15 - 02/15/36, with a value of $153,000.	150,000
100,000	Citigroup Global Markets Holdings, Inc., 0.040%, dated 08/30/13, due 09/03/13, repurchase price $100,000, collateralized by U.S. Treasury Securities, 0.625% - 6.375%, due 08/31/17 - 08/15/27, with a value of $102,000.	100,000
150,000	Credit Suisse First Boston USA, Inc., 0.040%, dated 08/30/13, due 09/03/13, repurchase price $150,001, collateralized by U.S. Treasury Securities, 0.500% - 1.250%, due 10/31/15 - 07/31/17, with a value of $153,004.	150,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	27

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — Continued
132,257	Deutsche Bank Securities, Inc., 0.050%, dated 08/30/13, due 09/03/13, repurchase price $132,258, collateralized by U.S. Treasury Securities, 0.000%, due 09/05/13, with a value of $134,902.	132,257
100,000	Deutsche Bank Securities, Inc., 0.050%, dated 08/30/13, due 09/03/13, repurchase price $100,001, collateralized by U.S. Treasury Securities, 0.000% - 3.250%, due 05/15/15 - 15/15/43, with a value of $102,000.	100,000
250,000	Goldman Sachs & Co., 0.010%, dated 08/30/13, due 09/03/13, repurchase price $250,000, collateralized by U.S. Treasury Securities, 1.125% - 4.625%, due 02/15/17 - 04/30/20, with a value of $255,000.	250,000
150,000	Goldman Sachs & Co., 0.020%, dated 08/30/13, due 09/04/13, repurchase price $150,000, collateralized by U.S. Treasury Securities, 0.125% - 3.125%, due 07/31/14 - 11/15/41, with a value of $153,000.	150,000
350,000	Goldman Sachs & Co., 0.030%, dated 08/30/13, due 09/09/13, repurchase price $350,002, collateralized by U.S. Treasury Securities, 0.875% - 1.750%, due 07/31/19 - 05/15/22, with a value of $357,000.	350,000
250,000	Merrill Lynch PFS, Inc., 0.020%, dated 08/30/13, due 09/04/13, repurchase price $250,001, collateralized by U.S. Treasury Securities, 1.500% - 1.750%, due 07/31/15 - 07/31/16, with a value of $255,023.	250,000
400,000	RBS Securities, Inc., 0.020%, dated 08/30/13, due 09/04/13, repurchase price $400,001, collateralized by U.S. Treasury Securities, 0.875% - 4.250%, due 11/15/14 - 01/31/18, with a value of $408,002.	400,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

150,000	Royal Bank of Canada, 0.040%, dated 08/30/13, due 09/03/13, repurchase price $150,001, collateralized by U.S. Treasury Securities, 0.125% - 3.125%, due 06/30/16 - 02/15/43, with a value of $153,000.	150,000
375,000	Royal Bank of Scotland plc, 0.040%, dated 08/30/13, due 09/03/13, repurchase price $375,647, collateralized by U.S. Treasury Securities, 0.250% - 2.000%, due 01/31/14 - 02/15/22, with a value of $383,159.	375,645
100,000	Royal Bank of Scotland plc, 0.040%, dated 08/30/13, due 09/03/13, repurchase price $100,000, collateralized by U.S. Treasury Securities, 0.250% - 1.875%, due 02/28/14 - 02/28/15, with a value of $102,003.	100,000
150,000	Royal Bank of Scotland plc, 0.050%, dated 08/30/13, due 09/05/13, repurchase price $150,001, collateralized by U.S. Treasury Securities, 1.000% - 1.875%, due 02/28/14 - 09/30/19, with a value of $153,003.	150,000
200,000	Royal Bank of Scotland plc, 0.050%, dated 08/30/13, due 09/12/13, repurchase price $200,004, collateralized by U.S. Treasury Securities, 1.375% - 2.625%, due 10/31/18 - 11/15/20, with a value of $204,001. (i)	200,000

	Total Repurchase Agreements (Cost $4,007,902)	4,007,902

	Total Investments — 91.9% (Cost $14,398,329)*	14,398,329
	Other Assets in Excess of Liabilities — 8.1%	1,275,815

	NET ASSETS — 100.0%	$15,674,144

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Government Agency Securities — 57.2%
	Federal Farm Credit Bank — 6.7%
50,000	DN, 0.010%, 09/11/13 (n)	50,000
25,000	DN, 0.030%, 09/04/13 (m) (n)	25,000
11,009	DN, 0.060%, 10/25/13 (n)	11,008
50,229	DN, 0.095%, 09/09/13 (n)	50,228
25,000	DN, 0.110%, 10/07/13 (n)	24,997
10,000	DN, 0.200%, 11/01/13 (n)	9,997
25,000	VAR, 0.176%, 09/03/13	25,005
25,000	VAR, 0.320%, 09/01/13	25,000
50,000	VAR, 0.320%, 09/01/13	50,000

		271,235

	Federal Home Loan Bank — 42.8%
10,000	0.100%, 11/12/13	10,000
13,000	0.160%, 12/05/13	13,000
10,000	0.160%, 04/17/14	9,999
10,000	0.170%, 12/18/13	9,999
25,000	0.230%, 07/25/14	25,000
22,000	0.280%, 09/05/13	22,000
54,635	DN, 0.035%, 09/25/13 (n)	54,634
52,466	DN, 0.036%, 09/20/13 (n)	52,465
23,839	DN, 0.040%, 09/27/13 (n)	23,838
125,000	DN, 0.046%, 09/06/13 (n)	124,999
32,800	DN, 0.053%, 11/22/13 (n)	32,796
64,000	DN, 0.053%, 11/27/13 (n)	63,992
172,000	DN, 0.055%, 10/30/13 (n)	171,985
299,000	DN, 0.060%, 09/11/13 (n)	298,995
44,555	DN, 0.070%, 09/04/13 (n)	44,555
51,000	DN, 0.071%, 10/16/13 (n)	50,995
75,000	DN, 0.075%, 10/09/13 (n)	74,994
100,000	DN, 0.075%, 11/08/13 (n)	99,986
125,000	DN, 0.083%, 11/15/13 (n)	124,978
20,000	DN, 0.092%, 01/31/14 (n)	19,992
104,619	DN, 0.094%, 10/25/13 (n)	104,604
26,700	DN, 0.100%, 02/05/14 (n)	26,688
25,000	DN, 0.107%, 02/14/14 (n)	24,988
50,000	DN, 0.113%, 10/04/13 (n)	49,995
107,800	DN, 0.114%, 10/11/13 (n)	107,789
25,000	DN, 0.125%, 10/02/13 (n)	24,997
10,000	DN, 0.200%, 11/01/13 (n)	9,997
25,000	VAR, 0.124%, 09/20/13	24,999
25,000	VAR, 0.175%, 09/01/13	24,999

		1,728,258

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Tennessee Valley Authority — 7.7%
268,500	DN, 0.038%, 09/26/13 (n)	268,493
25,000	DN, 0.058%, 10/03/13 (n)	24,999
18,527	DN, 0.070%, 10/10/13 (n)	18,525

		312,017

	Total U.S. Government Agency Securities (Cost $2,311,510)	2,311,510

U.S. Treasury Obligations — 42.4%
	U.S. Treasury Bills — 28.8% (n)
200,000	0.008%, 09/05/13	200,000
75,000	0.031%, 10/31/13	74,996
248,089	0.040%, 09/26/13	248,083
100,000	0.040%, 11/29/13	99,990
100,000	0.048%, 09/19/13	99,997
50,000	0.048%, 01/30/14	49,990
200,000	0.055%, 09/12/13	199,997
75,000	0.063%, 11/14/13	74,991
100,000	0.085%, 11/07/13	99,984
14,000	0.185%, 10/17/13	13,997

		1,162,025

	U.S. Treasury Notes — 13.6%
50,000	0.250%, 11/30/13	50,025
50,000	0.250%, 01/31/14	50,029
15,000	0.500%, 10/15/13	15,005
90,000	0.500%, 11/15/13	90,077
200,000	0.750%, 09/15/13	200,054
10,000	1.250%, 02/15/14	10,049
24,000	1.875%, 04/30/14	24,271
10,000	2.750%, 10/31/13	10,042
100,000	4.250%, 11/15/13	100,855

		550,407

	Total U.S. Treasury Obligations (Cost $1,712,432)	1,712,432

	Total Investments — 99.6% (Cost $4,023,942)*	4,023,942
	Other Assets in Excess of Liabilities — 0.4%	15,658

	NET ASSETS — 100.0%	$4,039,600

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	29

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Treasury Obligations — 99.9%
	U.S. Treasury Bills — 80.5% (n)
500,000	0.038%, 10/24/13	499,973
1,637,121	0.039%, 09/05/13	1,637,114
1,275,000	0.040%, 11/14/13	1,274,857
1,500,000	0.041%, 11/07/13	1,499,887
1,500,000	0.041%, 11/29/13	1,499,849
1,900,000	0.042%, 09/12/13	1,899,971
1,525,000	0.045%, 10/17/13	1,524,912
1,684,741	0.050%, 09/19/13 (m)	1,684,699
2,000,000	0.050%, 09/26/13	1,999,930
1,250,000	0.053%, 10/03/13	1,249,941
1,750,000	0.053%, 10/10/13	1,749,899
1,250,000	0.055%, 11/21/13	1,249,847
1,322,255	0.066%, 10/31/13	1,322,110
75,000	0.070%, 12/26/13	74,983

		19,167,972

	U.S. Treasury Notes — 19.4%
25,000	0.125%, 09/30/13	24,999
200,000	0.250%, 10/31/13	200,067
387,000	0.250%, 11/30/13	387,184

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury Notes — Continued
50,000	0.500%, 10/15/13	50,018
800,000	0.500%, 11/15/13	800,686
1,835,000	0.750%, 09/15/13	1,835,495
250,000	1.000%, 01/15/14	250,852
403,000	2.000%, 11/30/13	404,912
25,000	2.750%, 10/31/13	25,104
650,000	4.250%, 11/15/13	655,538

		4,634,855

	Total U.S. Treasury Obligations (Cost $23,802,827)	23,802,827

	Total Investments — 99.9% (Cost $23,802,827)*	23,802,827
	Other Assets in Excess of Liabilities — 0.1%	17,904

	NET ASSETS — 100.0%	$23,820,731

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Municipal Bonds — 97.7%
	Alabama — 0.2%
13,000	Columbia Industrial Development Board, Alabama Power Co., Project, Series D, Rev., VRDO, 0.080%, 09/03/13	13,000
15,000	East Alabama Health Care Authority, Series B, Rev., VRDO, 0.080%, 09/09/13	15,000
9,585	Eclipse Funding Trust, Solar Eclipse, Series 2007-0108, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	9,585

		37,585

	Alaska — 0.6%
	Alaska Housing Finance Corp., Govermental Purpose,
41,355	Series A, Rev., VRDO, 0.050%, 09/09/13	41,355
35,485	Series B, Rev., VRDO, 0.050%, 09/09/13	35,485
12,300	Alaska Housing Finance Corp., Govermental Purpose, University of Alaska, Series A, Rev., VRDO, 0.050%, 09/09/13	12,300
14,900	City of Valdez, Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.040%, 09/03/13	14,900

		104,040

	Arizona — 0.8%
42,300	Ak-Chin Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/09/13	42,300
15,600	City of Mesa, Utility System, Series ROCS-RR-II-R-11032, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.080%, 09/09/13 (e)	15,600
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	7,160
6,245	Phoenix Civic Improvement Corp., Series ROCS-RR-II R-11982X, Rev., LIQ: Citibank N.A., 0.130%, 09/09/13 (e)	6,245
2,000	Phoenix IDA, Multi-Family Housing, Del Mar Terrace Apartments Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.080%, 09/09/13	2,000
21,700	Pima County IDA, Tucson Electric Power Co., Ivington Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	21,700
45,665	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/09/13	45,665

		140,670

	California — 13.4%
26,980	Abag Finance Authority for Nonprofit Corps., Sharp HealthCare, Series D, Rev., VRDO, LOC: Citibank N.A., 0.070%, 09/09/13	26,980

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
784	Bay Area Toll Authority, California Toll Bridge, Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.090%, 09/09/13 (e)	784
664	California Educational Facilities Authority, Series 3144, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.060%, 09/03/13 (e)	665
2,400	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/09/13	2,400
31,950	California Health Facilities Financing Authority, Catholic Healthcare, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	31,950
92,640	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 0.040%, 09/09/13	92,640
6,100	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 09/09/13	6,100
1,520	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.090%, 09/09/13	1,520
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co.,
500	Series A, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.040%, 09/03/13	500
44,755	Series B, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.040%, 09/03/13	44,755
31,400	Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.040%, 09/03/13	31,400
5,600	California Municipal Finance Authority, PCR, Chevron USA, Inc., Project, Rev., VRDO, 0.040%, 09/03/13	5,600
42,200	California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project, Series A, Rev., VRDO, 0.040%, 09/03/13	42,200
	California Statewide Communities Development Authority,
15,865	Series 2008 C, 0.230%, 12/02/13	15,865
35,000	Series 2008 C, 0.230%, 01/08/14	35,000
45,000	Series 2009 B1, 0.200%, 03/12/14 (m)	45,000
19,000	Series 2009 B3, 0.200%, 03/12/14	19,000
27,000	Series 2009 B5, 0.230%, 12/02/13	27,000
14,700	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, 0.060%, 09/09/13	14,700

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	31

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	California — Continued
5,800	California Statewide Communities Development Authority, Health Facility, Community Hospital of Monterey Peninsula, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/09/13	5,800
	California Statewide Communities Development Authority, Kaiser Permanente,
39,100	Series B, Rev., VRDO, 0.040%, 09/09/13	39,100
65,900	Series B, Rev., VRDO, 0.040%, 09/09/13	65,900
30,800	Series L, Rev., VRDO, 0.050%, 09/09/13	30,800
121,650	Series M, Rev., VRDO, 0.040%, 09/09/13	121,650
3,650	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, LIQ: FHLMC, 0.040%, 09/09/13	3,650
12,745	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	12,745
5,450	City of Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Class I, Rev., VRDO, LIQ: FHLMC, 0.040%, 09/09/13	5,450
400	City of Irvine, Assessment District No. 03-19, Special Assessment, Series B, VRDO, LOC: U.S. Bank N.A., 0.040%, 09/03/13	400
1,300	City of Los Angeles, Multi-Family Housing, Loans-to-Lenders Program, Series A, Rev., VRDO, LOC: FHLB, 0.040%, 09/03/13	1,300
13,850	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.080%, 09/09/13	13,850
1,400	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.060%, 09/09/13	1,400
59,050	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.080%, 09/09/13	59,050
20,000	City of Torrance, GO, TRAN, 2.000%, 07/15/14	20,312
700	City of Upland, Mountain Springs, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	700
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/09/13	900
9,750	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Series C, Rev., VRDO, LIQ: FHLMC, 0.050%, 09/09/13	9,750

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
	Deutsche Bank Spears/Lifers Trust, Various States,
42,185	Series DB-287, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	42,185
890	Series DB-304, GO, FGIC, LIQ: Deutsche Bank AG, 0.130%, 09/09/13	890
12,915	Series DB-324, GO, FGIC, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	12,915
37,885	Series DB-332, GO, LIQ: Deutsche Bank AG, 0.140%, 09/09/13	37,885
16,600	Series DB-362, GO, AMBAC, LIQ: Deutsche Bank AG, 0.140%, 09/09/13	16,600
14,090	Series DB-363, GO, AGM, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	14,090
41,730	Series DB-364, Rev., VRDO, FGIC, AGM, AMBAC, NATL-RE, LIQ: Deutsche Bank AG, 0.140%, 09/09/13	41,730
25,670	Series DB-382, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.140%, 09/09/13	25,670
11,585	Series DB-416, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	11,585
12,830	Series DB-419, GO, AGM, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	12,830
19,825	Series DB-424, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13 (e)	19,825
21,810	Series DB-429, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	21,810
14,115	Series DB-432, GO, FGIC, LIQ: Deutsche Bank AG, 0.140%, 09/09/13	14,115
43,575	Series DB-474, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	43,575
35,105	Series DB-479, Rev., VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.100%, 09/09/13	35,105
14,415	Series DB-600, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	14,415
50,000	Series DB-1020X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 09/09/13 (e)	50,000
13,195	Series DBE-600, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.180%, 09/09/13(e)	13,195
32,230	Series DBE-625, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	32,230
64,900	Series DBE-646, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	64,900
12,549	Series DB-657, GO, AGC, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	12,549

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	California — Continued
34,029	Series DBE-664, Rev., LIQ: Deutsche Bank AG, 0.070%, 09/09/13	34,029
8,225	Series DBE-685, Rev., VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.160%, 09/09/13	8,225
78,575	Series DBE-1011, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	78,575
32,720	Series DBE-1455, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	32,720
	Deutsche Bank Spears/Lifers Trust, Various States, Tax Allocation,
39,455	Series DB-294, FGIC, LIQ: Deutsche Bank AG, 0.140%, 09/09/13	39,455
8,865	Series DB-318, AMBAC, LIQ: Deutsche Bank AG, 0.130%, 09/09/13	8,865
29,600	Eclipse Funding Trust, Solar Eclipse, Castai, Series 2007-0034, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	29,600
6,840	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 2006-0037, Rev., AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	6,840
2,585	Eclipse Funding Trust, Solar Eclipse, San Jose, Series 2007-0037, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	2,585
	Irvine Ranch Water District, Nos. 105, 140, 240 & 250, CONS, Special Assessment,
200	VRDO, LOC: Bank of New York Mellon, 0.040%, 09/03/13	200
2,300	VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.040%, 09/09/13	2,300
5,600	Irvine Unified School District, Community Facilities District No. 09-1, Series B, VRDO, LOC: Bank of America N.A., 0.060%, 09/03/13	5,600
	Los Angeles City Department of Water & Power, Power System,
30,150	Series A, Subseries A-5, Rev., VRDO, 0.050%, 09/09/13	30,150
20,100	Series B, Subseries B-2, Rev., VRDO, 0.030%, 09/03/13	20,100
53,000	Series B, Subseries B-2, Rev., VRDO, 0.050%, 09/09/13	53,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
	Los Angeles Community College District,
10,800	Series ROCS-RR-II-R-11768, GO, VRDO, FSA-CR-FGIC, LIQ: Citibank N.A., 0.090%, 09/09/13 (e)	10,800
11,820	Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.060%, 09/09/13 (e)	11,820
30,000	Los Angeles County Capital Asset Leasing Corp., Series C, 0.130%, 10/03/13	30,000
11,475	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, LIQ: FHLMC, 0.070%, 09/09/13	11,475
800	Los Angeles Department of Water & Power, Waterworks, Series ROCS RR II R-12322, Rev., AGM-CR, AMBAC, LIQ: Citibank N.A., 0.060%, 09/03/13 (e)	800
	Metropolitan Water District of Southern California,
18,295	Series A-2, Rev., VRDO, 0.030%, 09/09/13	18,295
45,900	Series B-4, Rev., VRDO, 0.030%, 09/09/13	45,900
	Puttable Floating Option Tax-Exempt Receipts,
55,260	Series PT-4642, GO, VRDO, LIQ: Bank of America N.A., 0.060%, 09/09/13 (e)	55,260
6,250	Series PT-4647, Rev., VRDO, LIQ: Bank of America N.A., 0.090%, 09/09/13 (e)	6,250
12,665	Series PT-4648, Rev., VRDO, LIQ: Bank of America N.A., 0.060%, 09/09/13 (e)	12,665
30,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, LOC: Societe Generale, 0.100%, 09/09/13 (e)	30,000
58,600	Sacramento County Sanitation Districts Financing Authority, Sub Lien, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/09/13	58,600
57,055	Sacramento Municipal Utility District, Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/09/13	57,055
18,000	San Diego Community College District, Series ROCS-RR-II-R-11775, GO, VRDO, LIQ: Citibank N.A., 0.080%, 09/09/13 (e)	18,000
5,435	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/09/13	5,435
	State of California,
264,660	Series A-2, Rev., RAN, 2.000%, 06/23/14	268,438
40,850	Series B5, GO, VRDO, LOC: U.S. Bank N.A., 0.040%, 09/09/13	40,850

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	33

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	California — Continued
33,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.070%, 09/09/13	33,000
	Wells Fargo Stage Trust, Various States,
18,475	Series 2008-7C, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.080%, 09/09/13	18,475
9,780	Series 20C, COP, VRDO, LIQ: Wells Fargo & Co., 0.060%, 09/09/13	9,780
10,395	Series 56C, GO, VRDO, LIQ: Wells Fargo & Co., 0.060%, 09/09/13	10,395

		2,480,452

	Colorado — 1.8%
17,500	Austin Trust, Various States, Series 2008-1090, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.070%, 09/09/13 (e)	17,500
38,400	City of Centennial, Southglenn Metropolitan District, Rev., VRDO, LOC: BNP Paribas, 0.420%, 09/09/13	38,400
	City of Colorado Springs, Utilities System Improvement,
20,410	Series A, Rev., VRDO, 0.060%, 09/09/13	20,410
46,020	Series A, Rev., VRDO, 0.060%, 09/09/13	46,020
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 0.140%, 09/09/13	1,000
51,500	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Rev., VRDO, 0.060%, 09/09/13	51,500
17,100	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 09/03/13	17,100
1,755	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, 0.060%, 09/09/13	1,755
	Colorado Housing & Finance Authority, Single Family Mortgage,
27,010	Series A-2, Class I, Rev., VRDO, AMT, 0.070%, 09/09/13	27,010
32,190	Series B-2, Class I, Rev., VRDO, AMT, 0.070%, 09/09/13	32,190
12,450	Series C-2, Class I, Rev., VRDO, LIQ: FHLB, 0.050%, 09/09/13	12,450
28,150	County & City of Broomfield, Midcities Metropolitan District No. 1, Series B, Rev., VRDO, LOC: BNP Paribas, 0.240%, 09/09/13	28,150

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
15,010	County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Project, Rev., VRDO, LIQ: FHLMC, 0.050%, 09/09/13	15,010
21,835	Denver City & County, Airport, Series 2365, Rev., VRDO, FGIC, LIQ: Morgan Stanley Bank, 0.140%, 09/09/13 (e)	21,835

		330,330

	Connecticut — 0.7%
39,200	Capital City EDA, Series B, Rev., VRDO, 0.100%, 09/09/13	39,200
	Connecticut Housing Finance Authority, Housing Mortagage Finance Program,
14,195	Series C-1, Rev., VRDO, 0.060%, 09/09/13	14,195
35,000	Series C-2, Rev., VRDO, AMT, 0.070%, 09/09/13	35,000
20,935	Connecticut State Housing Finance Authority, Various Housing Mortgage Finance, Series B-1, Rev., VRDO, 0.070%, 09/09/13	20,935
17,060	Wells Fargo Stage Trust, Various States, Series 61C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.060%, 09/09/13 (e)	17,060

		126,390

	Delaware — 0.7%
13,800	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.060%, 09/09/13	13,800
28,155	County of New Castle, Multi-Family Rental Housing, Fairfield English Village Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	28,155
8,525	Delaware State Health Facilities Authority, Christiana Care Health Services, Series B, Rev., VRDO, 0.040%, 09/09/13	8,525
34,570	Delaware State Health Facilities Authority, Nemours Foundation Project, Rev., VRDO, LIQ: Bank of America N.A., 0.070%, 09/09/13	34,570
23,695	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., LIQ: FHLMC, 0.330%, 09/09/13	23,695
20,960	University of Delaware, Series B, Rev., VRDO, 0.080%, 09/03/13	20,960

		129,705

	District of Columbia — 1.3%
14,600	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1006, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	14,600

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	District of Columbia — Continued
17,170	District of Columbia Water & Sewer Authority, Series 2979, Rev., VRDO, LIQ: Credit Suisse, 0.060%, 09/09/13 (e)	17,170
2,035	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 09/09/13	2,035
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VRDO, LOC: Bank of New York Mellon, 0.060%, 09/09/13	7,500
60,000	District of Columbia, Fiscal Year 2013, GO, TRAN, 2.000%, 09/30/13	60,084
30,510	District of Columbia, MERLOTS, Series B-34, GO, VRDO, AGM, 0.190%, 12/18/13	30,510
3,210	District of Columbia, National Children’s Center, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.120%, 09/09/13	3,210
3,593	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 09/09/13	3,593
14,135	District of Columbia, Trinity College Issue, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	14,135
15,135	Eclipse Funding Trust, Solar Eclipse, District of Columbia, Series 2006-0110, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	15,135
24,019	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M020, Class A, Rev., VRDO, LIQ: FHLMC, 0.110%, 09/09/13	24,019
	Metropolitan Washington Airports Authority,
34,500	Subseries C-2, Rev., VRDO, LOC: Barclays Bank plc, 0.060%, 09/09/13	34,500
20,000	Subseries D-2, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/09/13	20,000

		246,491

	Florida — 4.6%
11,150	Alachua County IDA, Florida Rock Industrial, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 09/09/13	11,150
	Austin Trust, Various States,
16,575	Series 2007-1025, Rev., VRDO, LIQ: Bank of America N.A., 0.070%, 09/09/13 (e)	16,575
14,900	Series 2007-1030, Rev., VRDO, LIQ: Bank of America N.A., 0.070%, 09/09/13 (e)	14,900
8,840	City of Fort Myers, Series 2077, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.060%, 09/09/13 (e)	8,840

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — Continued
25,350	County of Miami-Dade, Juvenile Courthouse Project, Series B, Rev., VRDO, AMBAC, LOC: TD Bank N.A., 0.070%, 09/09/13	25,350
31,915	County of Miami-Dade, Professional Sports Franchise Facilities, Series E, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 09/09/13	31,915
	Deutsche Bank Spears/Lifers Trust, Various States,
6,000	Series DB-271, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.100%, 09/09/13	6,000
38,145	Series DB-451, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.090%, 09/09/13	38,145
16,775	Series DB-459, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.090%, 09/09/13	16,775
32,075	Series DB-471, COP, VRDO, AGM, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	32,075
28,490	Series DB-496, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	28,490
23,255	Series DB-642, Rev., VRDO, AGC, LIQ: Deutsche Bank AG, 0.090%, 09/09/13	23,255
26,005	Series DBE-1004, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	26,005
8,630	Series DBE-1009, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	8,630
16,500	Series DE-1128X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.100%, 09/09/13 (e)	16,500
	Eclipse Funding Trust, Solar Eclipse,
8,145	Series 2006-0043, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	8,145
20,595	Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	20,595
23,735	Eclipse Funding Trust, Solar Eclipse, Golden, Series 2006-0125, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	23,735
10,470	Eclipse Funding Trust, Solar Eclipse, Palm Bay, Series 2006-0136, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	10,470
8,485	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0135, GO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	8,485

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	35

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Florida — Continued
20,265	Florida Gulf Coast University Financing Corp., Housing Project, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.050%, 09/09/13	20,265
9,065	Florida Housing Finance Corp., Multi-Family Housing, Heron Park Project, Series U, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.070%, 09/09/13	9,065
8,425	Florida Housing Finance Corp., Multi-Family Housing, Monterey Lake, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.040%, 09/09/13	8,425
40,000	Gainesville Utility Systems, Series C, 0.180%, 10/29/13	40,000
	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group,
45,500	Series I-1, Rev., VRDO, 0.040%, 09/09/13	45,500
22,400	Series I-3, Rev., VRDO, 0.040%, 09/09/13	22,400
16,500	Series I-4, Rev., VRDO, 0.050%, 09/09/13	16,500
	JEA Electric System,
27,600	Series B-3, Rev., VRDO, 0.050%, 09/09/13	27,600
32,800	Subseries D, Rev., VRDO, 0.060%, 09/03/13	32,800
41,775	JEA Water and Sewer System, Subseries A-1, Rev., VRDO, 0.060%, 09/03/13	41,775
23,260	North Broward Hospital District, Series A, Rev., VRDO, NATL-RE, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	23,260
7,145	Orange County Housing Finance Authority, Multi-Family Housing, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	7,145
8,601	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments Project, Series A, Rev., VRDO, LIQ: FHLMC, LOC: NationsBank N.A., 0.070%, 09/09/13	8,601
3,220	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.090%, 09/09/13	3,220
22,285	Orange County Tourist Development Tax, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.060%, 09/09/13 (e)	22,285
22,100	Orlando & Orange County Expressway Authority, Series D, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.060%, 09/09/13	22,100
6,280	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	6,280

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — Continued
15,200	Pinellas County Health Facility Authority, Health System, Baycare Health System Issue, Series A1, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/03/13	15,200
73,000	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 09/09/13	73,000
20,375	South Miami Health Facilities Authority, Hospital, Series 2833, Rev., VRDO, LIQ: Credit Suisse, 0.060%, 09/09/13	20,375
8,000	St. Johns River Power Park, Series ROCS-RR II R-14025, Rev., LIQ: Citibank N.A., 0.070%, 09/09/13 (e)	8,000

		849,831

	Georgia — 1.8%
65,000	Bartow County Development Authority, PCR, Georgia Power Co., Plant Bowen Project, Rev., VRDO, 0.130%, 09/03/13	65,000
8,060	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	8,060
10,745	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	10,745
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, LIQ: FHLMC, 0.070%, 09/09/13	10,735
106,710	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., Project, Rev., VRDO, 0.100%, 09/09/13	106,710
	Eclipse Funding Trust, Solar Eclipse,
11,460	Series 2007-0072, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	11,460
15,115	Series 2007-0117, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	15,115
9,620	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	9,620
3,730	Griffin-Spaulding County Development Authority IDA, Norcom, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 09/09/13	3,730

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Georgia — Continued
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.060%, 09/09/13	5,940
400	Marietta City Housing Authority, Multi-Family Housing, Concepts 21 - Delk Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	400
21,660	Municipal Electric Authority of Georgia, Project 1, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.050%, 09/09/13	21,660
	Private Colleges & Universities Authority, Emory University,
50,000	Series B, Subseries B-1, Rev., VRDO, 0.050%, 09/09/13	50,000
24,375	Series B, Subseries B-2, Rev., VRDO, 0.040%, 09/09/13	24,375

		343,550

	Hawaii — 0.1%
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
13,695	Series 2006-0096, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	13,695
9,215	Series 2006-0123, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	9,215

		22,910

	Idaho — 0.1%
13,900	Coeur d’Alene Tribe, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 09/09/13	13,900
8,155	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.060%, 09/09/13	8,155

		22,055

	Illinois — 5.1%
8,460	Austin Trust, Various States, Series 2008-3025X, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.100%, 09/09/13 (e)	8,460
140,600	City of Chicago, Chicago O’Hare International Airport, Third Lien, Series C, Rev., VRDO, LOC: Citibank N.A., 0.050%, 09/09/13	140,600
63,500	City of Chicago, Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.080%, 09/09/13	63,500
10,380	City of Chicago, Neighborhoods Alive 21 Program, Series B, Subseries B-4, GO, VRDO, LOC: Bank of New York Mellon, 0.250%, 09/03/13	10,380

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — Continued
	City of Chicago, Water, Senior Lien,
19,055	Subseries 04-1, Rev., VRDO, 0.150%, 09/09/13	19,055
9,525	Subseries 04-2, Rev., VRDO, 0.150%, 09/09/13	9,525
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: PNC Bank N.A., 0.060%, 09/09/13	4,300
10,700	Cook County, Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	10,700
1,440	County of Lake, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.160%, 09/09/13	1,440
	Deutsche Bank Spears/Lifers Trust, Various States,
25,820	Series DB-288, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	25,820
28,555	Series DB-300, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	28,555
11,435	Series DB-307, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	11,435
21,500	Series DB-315, GO, FGIC, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	21,500
18,525	Series DB-322, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	18,525
79,005	Series DB-331, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	79,005
23,305	Series DB-365, GO, AGM, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	23,305
10,825	Series DB-368, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.100%, 09/09/13	10,825
17,475	Series DB-393, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	17,475
10,235	Series DB-410, GO, FGIC, LIQ: Deutsche Bank AG, 0.080%, 09/09/13	10,235
60,560	Series DB-476, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	60,560
18,950	Series DB-483, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	18,950
50,735	Series DB-601, Rev., VRDO, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	50,735
27,961	Series DB-623, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	27,961
32,735	Series DB-1032, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 09/09/13 (e)	32,735
21,596	Series DBE-653, GO, NATL-RE-IBC, FGIC, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	21,596

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	37

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Illinois — Continued
	Eclipse Funding Trust, Solar Eclipse, Chicago,
33,655	Series 2006-0106, Rev., AMBAC, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.080%, 09/09/13	33,655
10,165	Series 2006-0131, GO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	10,165
10,000	Illinois Development Finance Authority, Residential Rental, F.C. Harris Pavilion Project, Rev., VRDO, LIQ: FHLMC, 0.090%, 09/09/13	10,000
3,000	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: LaSalle Bank N.A., 0.070%, 09/09/13	3,000
40,400	Illinois Finance Authority, Chicago Symphony Orchestra, Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 09/09/13	40,400
24,560	Illinois Finance Authority, University of Chicago, Series B, Rev., VRDO, 0.070%, 09/09/13	24,560
11,450	Illinois Finance Authority, University of Chicago Medical Centre, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/03/13	11,450
	Illinois Housing Development Authority, Homeowner Mortgage,
10,675	Series A-3, Rev., VRDO, AMT, 0.050%, 09/09/13	10,675
7,500	Series C-3, Rev., VRDO, AMT, 0.070%, 09/09/13	7,500
21,200	Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, LP Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.060%, 09/09/13	21,200
17,705	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.230%, 09/09/13 (e)	17,705
8,965	Regional Transportation Authority, Series SGC-55, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, LOC: Societe Generale, 0.090%, 09/09/13 (e)	8,965
10,200	Will County, Village of Romeoville, Lewis University, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/03/13	10,200

		936,652

	Indiana — 1.7%
29,625	Deutsche Bank Spears/Lifers Trust Various States, Series DB-355, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	29,625

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Indiana — Continued
9,375	Eclipse Funding Trust, Solar Eclipse, Series 2007-0098, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	9,375
13,440	Eclipse Funding Trust, Solar Eclipse, Carmel, Series 2006-0120, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	13,440
25,475	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	25,475
17,150	Eclipse Funding Trust, Solar Eclipse, Indiana, Series 2006-0092, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	17,150
27,955	Indiana Finance Authority, Community Health Network Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	27,955
20,000	Indiana Finance Authority, Convention Center Expansion Project, Rev., VRDO, 0.070%, 09/09/13	20,000
12,730	Indiana Finance Authority, Environmental, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.040%, 09/03/13	12,730
69,335	Indiana Finance Authority, Parkview Health System, Series C, Rev., VRDO, LOC: PNC Bank N.A., 0.060%, 09/09/13	69,335
30,425	Indiana Finance Authority, University Health, Series E, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/09/13	30,425
37,900	Indiana Health Facility Financing Authority, Ascension Health, Series A-2, Rev., VRDO, 0.070%, 09/09/13	37,900
10,010	Puttable Floating Option Tax-Exempt Receipts, Series PT-3986, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.060%, 09/09/13	10,010
19,405	Wells Fargo Stage Trust, Various States, Series 2009-77C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.060%, 09/09/13 (e)	19,405

		322,825

	Iowa — 0.1%
18,195	Eclipse Funding Trust, Solar Eclipse, Series 2007-0109, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	18,195
10,300	Iowa Finance Authority, Single Family Mortgage, Series C, Rev., VRDO, AMT, GNMA/FNMA, 0.090%, 09/09/13	10,300

		28,495

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Kansas — 0.3%
14,000	Kansas Development Finance Authority, KU Health System, Series J, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/03/13	14,000
15,795	Kansas State Department of Transportation Highway, Series B-3, Rev., VRDO, 0.040%, 09/09/13	15,795
18,885	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/03/13	18,885

		48,680

	Kentucky — 0.2%
7,530	City of Jeffersontown, Kentucky League of Cities Funding Trust Lease Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/09/13	7,530
25,300	Louisville Regional Airport Authority, Ohio LLC Project, Series A, Rev., VRDO, 0.060%, 09/03/13	25,300

		32,830

	Louisiana — 0.4%
18,560	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1012, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	18,560
2,000	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Rev., VRDO, 0.030%, 09/03/13	2,000
17,805	Eclipse Funding Trust, Solar Eclipse, Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	17,805
19,760	Parish of St. John the Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.060%, 09/09/13	19,760
	State of Louisiana, Gas & Fuels Tax,
10,000	Series ROCS-RR-II-R-11769, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.060%, 09/09/13 (e)	10,000
7,240	Series ROCS-RR-II-R-11899, Rev., VRDO, LIQ: Citibank N.A., 0.060%, 09/09/13 (e)	7,240

		75,365

	Maryland — 1.4%
	County of Montgomery,
74,605	Series 2010 A, 0.110%, 09/04/13	74,605
23,395	Series 2010 A, 0.120%, 10/02/13	23,395

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Maryland — Continued
3,335	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	3,335
15,200	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, MonteVerde Apartments, Series E, Rev., VRDO, 0.050%, 09/09/13	15,200
6,400	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	6,400
11,700	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.070%, 09/09/13	11,700
	Maryland Community Development Administration, Department of Housing & Community Development, Residential,
1,000	Series I, Rev., VRDO, AMT, 0.060%, 09/09/13	1,000
25,500	Series J, Rev., VRDO, FHA, 0.060%, 09/09/13	25,500
	Maryland Health & Higher Educational Facilities Authority,
47,555	Series B, 0.110%, 10/02/13	47,555
7,050	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/03/13	7,050
10,304	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 09/09/13	10,304
18,160	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, 0.050%, 09/09/13	18,160
2,000	Montgomery County Housing Opportunities Commission, Oakfield Apartments, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.070%, 09/09/13	2,000
21,000	Wells Fargo Stage Trust, Various States, Series 16C, Rev., VRDO, AGM, LIQ: Wells Fargo & Co., 0.060%, 09/09/13 (e)	21,000

		267,204

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	39

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Massachusetts — 1.6%
13,100	Commonwealth of Massachusetts, Central Artery, Series B, GO, VRDO, 0.040%, 09/03/13	13,100
	Eclipse Funding Trust, Solar Eclipse, Massachusetts,
13,785	Series 2007-0010, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	13,785
30,620	Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	30,620
3,000	Massachusetts Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Fleet National Bank, 0.200%, 09/09/13	3,000
31,150	Massachusetts Development Finance Agency, Partners HealthCare System, Series K, Rev., VRDO, 0.040%, 09/09/13	31,150
9,900	Massachusetts Health & Educational Facilities Authority, Series ROCS-RR-II-R-10390, Rev., 0.060%, 09/03/13 (e)	9,900
	Massachusetts Health & Educational Facilities Authority, Capital Asset Program,
29,135	Series M-2, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 09/09/13	29,135
8,400	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 09/09/13	8,400
96,400	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts Issue, Series A-1, Rev., VRDO, 0.070%, 09/03/13	96,400
9,700	Massachusetts Health & Educational Facilities Authority, Tufts University, Series N-1, Rev., VRDO, 0.050%, 09/03/13	9,700
22,000	Massachusetts Water Resources Authority, Series A-3, Rev., VRDO, 0.040%, 09/09/13	22,000
30,050	University of Massachusetts Building Authority, Series 2011-1, Rev., VRDO, 0.050%, 09/09/13	30,050

		297,240

	Michigan — 2.3%
215	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-302, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 09/09/13	215
38,325	Michigan Finance Authority, Unemployment Obligation Assessment, Series C, Rev., VRDO, LOC: Citibank N.A., 0.050%, 09/09/13	38,325

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — Continued
	Michigan State Housing Development Authority, Rental Housing,
41,395	Series A, Rev., VRDO, AMT, 0.070%, 09/09/13	41,395
41,310	Series A, Rev., VRDO, AMT, 0.080%, 09/09/13	41,310
54,170	Series C, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.080%, 09/03/13	54,170
	Michigan State Housing Development Authority, Single Family Mortgage,
6,315	Series C, Rev., VRDO, 0.070%, 09/09/13	6,315
12,700	Series D-1, Rev., VRDO, AMT, 0.080%, 09/09/13	12,700
68,500	Series E, Rev., VRDO, AMT, 0.090%, 09/09/13	68,500
5,580	Puttable Floating Option Tax-Exempt Receipts, Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.060%, 09/09/13 (e)	5,580
	RBC Municipal Products, Inc. Trust, Floater Certificates,
48,745	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.110%, 09/09/13	48,745
31,295	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.110%, 09/09/13	31,295
55,895	Series L-32, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.110%, 09/09/13	55,895
	University of Michigan, Regents,
16,600	Series A, Rev., VRDO, 0.040%, 09/03/13	16,600
5,830	Series B, Rev., VRDO, 0.020%, 09/03/13	5,830

		426,875

	Minnesota — 1.8%
51,925	City of Rochester, Health Care Facilities, Health Care Mayo Clinic, Series A, Rev., VRDO, 0.060%, 09/09/13	51,925
	City of Rochester, Health Care Facilities,
30,000	Series 2000 A, 0.100%, 09/17/13	30,000
23,600	Series 2000 A, 0.140%, 12/02/13	23,600
41,200	County of Hennepin, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.060%, 09/09/13	41,200
15,000	Farmington Independent School District No. 192, GO, 1.500%, 09/02/13	15,001
11,200	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/09/13	11,200

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Minnesota — Continued
	Minnesota Housing Finance Agency, Residential Housing,
10,800	Series B, Rev., VRDO, AMT, 0.070%, 09/09/13	10,800
4,700	Series C, Rev., VRDO, AMT, 0.070%, 09/09/13	4,700
20,000	Series C, Rev., VRDO, AMT, 0.070%, 09/09/13	20,000
17,330	Series G, Rev., VRDO, AMT, 0.070%, 09/09/13	17,330
13,845	Series J, Rev., VRDO, AMT, 0.070%, 09/09/13	13,845
40,000	Minnesota School District Credit Enhancement Program, Series A, Rev., 2.000%, 09/10/13	40,017
24,990	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-19, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.060%, 09/09/13 (e)	24,990
22,600	University of Minnesota, 0.110%, 10/15/13	22,600

		327,208

	Mississippi — 2.2%
22,290	County of Jackson, PCR, Chevron USA, Inc. Project, Rev., VRDO, 0.040%, 09/03/13	22,290
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A. Inc. Project,
32,100	Series A, Rev., VRDO, 0.070%, 09/03/13	32,100
31,335	Series B, Rev., VRDO, 0.050%, 09/03/13	31,335
15,460	Series B, Rev., VRDO, 0.070%, 09/03/13	15,460
27,125	Series B, Rev., VRDO, 0.070%, 09/03/13	27,125
9,000	Series D, Rev., VRDO, 0.040%, 09/03/13	9,000
9,995	Series F, Rev., VRDO, 0.050%, 09/03/13	9,995
8,050	Series F, Rev., VRDO, 0.050%, 09/09/13	8,050
15,575	Series G, Rev., VRDO, 0.050%, 09/03/13	15,575
7,200	Series G, Rev., VRDO, 0.050%, 09/03/13	7,200
21,810	Series H, Rev., VRDO, 0.050%, 09/03/13	21,810
9,085	Series I, Rev., VRDO, 0.050%, 09/03/13	9,085
52,000	Series J, Rev., VRDO, 0.040%, 09/03/13	52,000
52,250	Series K, Rev., VRDO, 0.070%, 09/03/13	52,250
66,120	Series L, Rev., VRDO, 0.050%, 09/03/13	66,120
24,965	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project, Series C, Rev., VRDO, 0.050%, 09/03/13	24,965
13,105	Mississippi Hospital Equipment & Facilities Authority, Rev., VRDO, 0.050%, 09/09/13	13,105

		417,465

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Missouri — 1.0%
11,765	Eclipse Funding Trust, Solar Eclipse, Series 2007-0062, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	11,765
1,375	Kansas City IDA, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 09/09/13	1,375
37,100	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.060%, 09/03/13	37,100
20,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series D, Rev., VRDO, 0.040%, 09/09/13	20,000
88,020	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series C-4, Rev., VRDO, 0.060%, 09/09/13	88,020
	Missouri State Health & Educational Facilities Authority, Washington University,
9,100	Series B, Rev., VRDO, 0.050%, 09/03/13	9,100
6,595	Series B, Rev., VRDO, 0.050%, 09/03/13	6,595
9,900	Series C, Rev., VRDO, 0.050%, 09/03/13	9,900

		183,855

	Nebraska — 0.5%
23,115	Eclipse Funding Trust, Solar Eclipse, Lincoln, Series 2007-0043, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	23,115
18,695	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006-0141, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	18,695
25,010	Lincoln Nebraska Electric, Series 1995, 0.130%, 09/12/13	25,010
17,995	Nebraska Public Power District, EAGLE, Series 2007-0013, Class A, Rev., VRDO, BHAC, AGM-CR, FGIC, LIQ: Citibank N.A., 0.070%, 09/09/13	17,995

		84,815

	Nevada — 1.5%
30,380	Clark County School District, Series PZ-174, GO, VRDO, AMBAC, 0.080%, 09/09/13	30,380
12,720	Eclipse Funding Trust, Solar Eclipse, Henderson, Series 2006-0094, GO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	12,720

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	41

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Nevada — Continued
19,970	Eclipse Funding Trust, Solar Eclipse, Truckee Meadows, Series 2007-0015, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	19,970
	Las Vegas Valley Water District,
90,000	Series B, 0.130%, 11/01/13	90,000
44,000	Series B, 0.140%, 10/01/13	44,000
	Nevada Housing Division, Multi-Unit Housing,
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 09/09/13	8,750
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.210%, 09/09/13	10,900
3,045	Series M, Rev., LOC: U.S. Bank N.A., 0.100%, 09/09/13	3,045
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VRDO, LOC: Exchange Bank, 0.070%, 09/09/13 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VRDO, LOC: Exchange Bank, 0.070%, 09/09/13	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	3,430
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	12,710

		271,055

	New Hampshire — 0.1%
12,285	New Hampshire Housing Finance Authority, Multi-Family Housing, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.110%, 09/09/13	12,285
11,100	New Hampshire State Business Finance Authority, Mark H. Wentworth Home Issue, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/09/13	11,100

		23,385

	New Jersey — 2.9%
76,525	County of Middlesex, Township of Woodbridge, GO, BAN, 1.500%, 08/22/14 (w)	77,385
	Deutsche Bank Spears/Lifers Trust, Various States,
37,175	Series DB-297, Rev., NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	37,175
37,285	Series DB-339, Rev., AGM, AMBAC, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	37,285

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Jersey — Continued
65,985	Series DB-447, Rev., AGM, AMBAC, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	65,985
46,160	Series DB-624, Rev., AGM, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	46,160
16,250	Series DBE-1138X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	16,250
13,495	New Jersey Health Care Facilities Financing Authority, Somerset Medical Center, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/09/13	13,495
36,300	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing, Series 5, Rev., VRDO, AMT, LOC: Citibank N.A., 0.070%, 09/09/13	36,300
	New Jersey State Housing & Mortgage Finance Agency, Single Family Housing,
17,200	Series R, Rev., VRDO, 0.060%, 09/09/13	17,200
96,375	Series V, Rev., VRDO, AMT, 0.050%, 09/09/13	96,375
	Puttable Floating Option Tax-Exempt Receipts,
31,945	Series MT-837, Rev., VRDO, LIQ: Bank of America N.A., 0.120%, 09/09/13 (e)	31,945
55,775	Series MT-838, Rev., VRDO, LIQ: Bank of America N.A., 0.120%, 09/09/13 (e)	55,775
2,900	Union County PCR Financing Authority, Exxon Project, Rev., VRDO, 0.020%, 09/03/13	2,900

		534,230

	New Mexico — 0.1%
18,210	Eclipse Funding Trust, Solar Eclipse, New Mexico, Series 2006-0114, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	18,210

	New York — 20.6%
	Austin Trust, Various States,
15,980	Series 2008-1092, Rev., VRDO, LIQ: Bank of America N.A., 0.120%, 09/09/13 (e)	15,980
15,260	Series 2008-1198, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.070%, 09/09/13 (e)	15,260
11,250	Series 2008-1199, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.070%, 09/09/13 (e)	11,250
15,770	BB&T Municipal Trust, Various States, Rev., VRDO, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust, 0.060%, 09/09/13	15,770

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
	City of New York,
6,950	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.070%, 09/03/13	6,950
10,400	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.050%, 09/03/13	10,400
7,400	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.050%, 09/03/13	7,400
100	Subseries H-1, GO, VRDO, LOC: Bank of New York Mellon, 0.040%, 09/03/13	100
1,325	Subseries H-4, GO, VRDO, LOC: Bank of New York Mellon, 0.040%, 09/03/13	1,325
8,750	City of New York, Fiscal Year 1994, Series A, Subseries A-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.080%, 09/09/13	8,750
	City of New York, Fiscal Year 1995,
30,200	Series B, Subseries B-4, GO, VRDO, 0.070%, 09/09/13	30,200
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 09/09/13	11,500
	City of New York, Fiscal Year 2003,
49,700	Series C, Subseries C-3A, GO, VRDO, LIQ: Bank of Nova Scotia, 0.060%, 09/09/13	49,700
4,740	Series C, Subseries C-4, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.040%, 09/09/13	4,740
12,490	Series C, Subseries C-5, GO, VRDO, LOC: Bank of New York Mellon, 0.030%, 09/09/13	12,490
	City of New York, Fiscal Year 2004,
17,850	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.070%, 09/09/13	17,850
11,000	Series A, Subseries A-4, GO, VRDO, LOC: BMO Harris Bank N.A., 0.050%, 09/09/13	11,000
27,100	Series A, Subseries A-6, GO, VRDO, LOC: Mizuho Corporate Bank, 0.040%, 09/09/13	27,100
	City of New York, Fiscal Year 2006,
22,770	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America N.A., 0.050%, 09/09/13	22,770
21,700	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.060%, 09/09/13	21,700
	City of New York, Fiscal Year 2008,
62,040	Series J, Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 09/03/13	62,040

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
73,150	Series J, Subseries J-9, GO, VRDO, 0.030%, 09/09/13	73,150
42,400	Series L, Subseries L-3, GO, VRDO, 0.060%, 09/03/13	42,400
2,300	Series L, Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.050%, 09/03/13	2,300
16,050	Series L, Subseries L-6, GO, VRDO, 0.040%, 09/03/13	16,050
	City of New York, Fiscal Year 2012,
21,985	Series A, Subseries A-3, GO, VRDO, LIQ: Landesbank Hessen-Thuringen, 0.070%, 09/03/13	21,985
3,200	Series A, Subseries A-5, GO, VRDO, 0.070%, 09/03/13	3,200
59,820	Series F, Subseries F-3, GO, VRDO, LIQ: Bank of America N.A., 0.060%, 09/03/13	59,820
112,600	Series G, Subseries G-3, GO, VRDO, LOC: Citibank N.A., 0.050%, 09/09/13	112,600
37,600	Series G, Subseries G-4, GO, VRDO, LOC: PNC Bank N.A., 0.040%, 09/03/13	37,600
37,300	Series G, Subseries G-5, GO, VRDO, 0.040%, 09/03/13	37,300
4,550	Series G, Subseries G-6, GO, VRDO, LOC: Mizuho Corporate Bank, 0.050%, 09/03/13	4,550
3,550	Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.050%, 09/03/13	3,550
	City of New York, Fiscal Year 2013,
8,925	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Corporate Bank, 0.040%, 09/03/13	8,925
12,750	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.050%, 09/09/13	12,750
49,000	County of Suffolk, Sachem Central School District, GO, TAN, 1.000%, 06/27/14	49,304
	Deutsche Bank Spears/Lifers Trust, Various States,
10,520	Series DB-295, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 09/09/13	10,520
29,220	Series DB-1033X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	29,220
19,505	Series DBE-1001, Rev., VRDO, GNMA COLL, LIQ: Deutsche Bank AG, 0.130%, 09/09/13 (e)	19,505

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	43

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
26,795	Eagle Tax-Exempt Trust, Series 2008-0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.110%, 09/09/13 (e)	26,795
	Eclipse Funding Trust, Solar Eclipse, New York,
14,900	Series 2006-0045, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	14,900
20,515	Series 2006-0159, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	20,515
18,670	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M024, Class A, Rev., VRDO, LIQ: FHLMC, 0.100%, 09/09/13	18,670
	Metropolitan Transportation Authority,
33,500	Series G1, Rev., VRDO, LOC: Bank of Nova Scotia, 0.040%, 09/09/13	33,500
138,500	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 09/09/13	138,500
43,200	Subseries E-3, Rev., VRDO, LOC: PNC Bank N.A., 0.040%, 09/03/13	43,200
16,400	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Subseries A-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.050%, 09/09/13	16,400
	Metropolitan Transportation Authority, EAGLE,
19,800	Series 2005-3019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.070%, 09/09/13	19,800
19,050	Series 2006-0103, Class A, Rev., VRDO, BHAC, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.070%, 09/09/13	19,050
21,360	Nassau County Health Care Corp., Series B-2, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/09/13	21,360
8,410	New York City Housing Development Corp., Multi-Family Housing, Series B-4, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.040%, 09/09/13	8,410
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	4,760
22,000	New York City Housing Development Corp., Multi-Family Mortgage, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 09/09/13	22,000
7,850	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, LIQ: FHLMC, 0.050%, 09/09/13	7,850

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
7,255	New York City Housing Development Corp., Multi-Family Mortgage, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 09/09/13	7,255
44,710	New York City Housing Development Corp., Multi-Family Mortgage, 50th Avenue Development, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	44,710
13,600	New York City Housing Development Corp., Multi-Family Mortgage, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	13,600
8,475	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.090%, 09/09/13	8,475
5,900	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	5,900
12,300	New York City Housing Development Corp., Multi-Family Rental Housing, Atlantic Court Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.060%, 09/09/13	12,300
50,305	New York City Housing Development Corp., Multi-Family Rental Housing, Carnegie Park, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/09/13	50,305
7,800	New York City Housing Development Corp., Multi-Family Rental Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/09/13	7,800
2,930	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	2,930
50,000	New York City Municipal Water Finance Authority, Series 7, 0.100%, 09/12/13	50,000
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2006,
42,050	Subseries AA-1A, Class A, Rev., VRDO, 0.050%, 09/03/13	42,050
24,940	Subseries AA-1B, Rev., VRDO, 0.050%, 09/03/13	24,940
79,315	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007, Series CC, Subseries CC-1, Rev., VRDO, 0.050%, 09/03/13	79,315

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008,
86,850	Series BB, Rev., VRDO, 0.040%, 09/09/13	86,850
75,250	Series BB, Rev., VRDO, 0.060%, 09/03/13	75,250
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009,
41,695	Series BB, Subseries BB-1, Rev., VRDO, 0.050%, 09/03/13	41,695
30,400	Series BB, Subseries BB-2, Rev., VRDO, 0.080%, 09/03/13	30,400
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011,
35,830	Series DD, Subseries DD-1, Rev., VRDO, 0.050%, 09/03/13	35,830
6,250	Series DD, Subseries DD-3A, Rev., VRDO, 0.050%, 09/03/13	6,250
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013,
50,000	Series AA, Subseries AA-1, Rev., VRDO, 0.040%, 09/03/13	50,000
45,050	Series AA, Subseries AA-2, Rev., VRDO, 0.060%, 09/09/13	45,050
1,385	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2003, Series F, Subseries F-2, Rev., VRDO, 0.070%, 09/03/13	1,385
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008,
9,690	Series BB, Rev., VRDO, 0.040%, 09/09/13	9,690
49,500	Subseries B-1A, Rev., VRDO, 0.040%, 09/09/13	49,500
50,000	Subseries B-1B, Rev., VRDO, 0.040%, 09/09/13	50,000
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
15,160	Series A, Subseries A-2, Rev., VRDO, 0.040%, 09/03/13	15,160
22,705	Series A-1, Rev., VRDO, 0.070%, 09/03/13	22,705
5,350	Series B, Subseries B-1, Rev., VRDO, 0.050%, 09/03/13	5,350
6,150	Series B, Subseries B-3, Rev., VRDO, 0.050%, 09/03/13	6,150
19,900	Series B, Subseries B-4, Rev., VRDO, 0.050%, 09/03/13	19,900

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
	New York City Transitional Finance Authority,
16,565	Series 2, Subseries 2F, Rev., VRDO, LOC: Bayerische Landesbank, 0.090%, 09/03/13	16,565
10,695	Series 3, Subseries 3H, Rev., VRDO, 0.050%, 09/03/13	10,695
51,900	Series A, Subseries A-1, Rev., VRDO, 0.060%, 09/09/13	51,900
12,760	Series ROCS-RR-II-R-12054, Class R, Rev., FSA-CR, FGIC, LIQ: Citibank N.A., 0.080%, 09/09/13	12,760
	New York City Transitional Finance Authority, EAGLE,
48,260	Series 2007-0004, Class A, Rev., VRDO, FSA-CR, FGIC, LIQ: Citibank N.A., 0.080%, 09/09/13	48,260
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.070%, 09/09/13	36,060
8,265	New York City Transitional Finance Authority, Future Tax Secured, Subseries C-5, Rev., VRDO, 0.060%, 09/03/13	8,265
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001,
47,400	Series B, Rev., VRDO, 0.090%, 09/03/13	47,400
37,700	Series C, VRDO, LIQ: Landesbank Baden-Wuerttemberg, 0.080%, 09/09/13	37,700
11,900	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.050%, 09/03/13	11,900
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013,
25,050	Series A, Subseries A-5, Rev., VRDO, 0.050%, 09/03/13	25,050
12,100	Series A, Subseries A-6, Rev., VRDO, 0.050%, 09/03/13	12,100
	New York City Transitional Finance Authority, New York City Recovery,
2,560	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.090%, 09/09/13	2,560
21,415	Series 3, Subseries 3-E, Rev., VRDO, 0.090%, 09/03/13	21,415
	New York Liberty Development Corp.,
3,160	Series ROCS-RR-II-R-11868, Rev., VRDO, LOC: Citibank N.A., 0.120%, 09/09/13 (e)	3,160
1,700	Series ROCS-RR-II-R-11883, Rev., LOC: Citibank N.A., 0.120%, 09/09/13 (e)	1,700

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	45

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
285,000	New York Liberty Development Corp., Multi-Modal Liberty, World Trade Center Project-Towers 3, Series A, Rev., VRDO, 0.230%, 03/19/14	285,000
30,000	New York Liberty Development Corp., Multi-Modal Liberty, World Trade Center Project-Towers 3-4, Series A, Rev., VRDO, 0.230%, 03/19/14	30,000
7,400	New York State Dormitory Authority, Series ROCS-RR II R-14018, Rev., LIQ: Citibank N.A., 0.070%, 09/09/13 (e)	7,400
	New York State Dormitory Authority, City University System, CONS Fifth General Resolution,
50,000	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/09/13	50,000
20,800	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/09/13	20,800
4,400	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.050%, 09/09/13	4,400
92,825	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.060%, 09/09/13	92,825
11,680	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.070%, 09/09/13	11,680
100,490	New York State Dormitory Authority, Royal, Series A, Class A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/09/13	100,490
1,800	New York State Housing Finance Agency, Series A, Class A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	1,800
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	2,755
8,000	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	8,000
55,355	New York State Housing Finance Agency, 111 Nassau Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.080%, 09/03/13	55,355
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	4,100
51,100	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 09/09/13	51,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
4,200	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, 0.060%, 09/09/13	4,200
23,600	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 09/09/13	23,600
7,200	New York State Housing Finance Agency, 345 East 94th Street, Series A, Class A, Rev., VRDO, LIQ: FHLMC, 0.050%, 09/09/13	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	3,200
9,600	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.100%, 09/03/13	9,600
83,600	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 09/09/13	83,600
9,550	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	9,550
3,900	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	3,900
7,400	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	7,400
18,250	New York State Housing Finance Agency, Helena, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	18,250
28,550	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 09/09/13	28,550
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	7,050
11,850	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.100%, 09/09/13	11,850
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.070%, 09/09/13	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.080%, 09/09/13	11,300

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
50,065	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 09/09/13	50,065
4,850	New York State Housing Finance Agency, Union Square South, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	4,850
10,000	New York State Housing Finance Agency, Victory, Series A, Rev., VRDO, LIQ: FHLMC, 0.080%, 09/09/13	10,000
2,100	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	2,100
7,700	New York State Housing Finance Agency, West 33rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	7,700
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 09/09/13	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	100
3,400	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	3,400
13,835	New York State Mortgage Agency, Homeowner Mortgage, Series 142, Rev., VRDO, AMT, 0.040%, 09/03/13	13,835
13,475	New York State Urban Development Corp., Series ROCS-RR-II-R-12321, Rev., 0.060%, 09/09/13 (e)	13,475
	Puttable Floating Option Tax-Exempt Receipts,
7,685	Series PT-4680, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.120%, 09/09/13 (e)	7,685
13,635	Series PT-4681, Rev., VRDO, LIQ: Bank of America N.A., 0.060%, 09/09/13 (e)	13,635
11,250	Series PT-4704, Rev., VRDO, LIQ: Bank of America N.A., 0.130%, 09/09/13 (e)	11,250
50,000	Rib Floater Trust, Various States, Series 1WE, Rev., LIQ: Barclays Bank plc, 0.130%, 09/09/13 (e) (i) (w)	50,000
24,592	Schuyler & Chemung Counties, Watkins Glen Central School District, GO, BAN, 1.250%, 08/05/14	24,792
	Triborough Bridge & Tunnel Authority,
40,000	Series F, Rev., VRDO, 0.080%, 09/03/13	40,000
7,635	Subseries B-3, Rev., VRDO, 0.090%, 09/09/13	7,635

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
	Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels,
1,100	Series B, Subseries B-3, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/03/13	1,100
4,000	Subseries B-2C, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/03/13	4,000
17,890	Wells Fargo Stage Trust, Various States, Series 2009-12C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.060%, 09/09/13 (e)	17,890

		3,820,596

	North Carolina — 3.6%
27,580	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.060%, 09/09/13	27,580
55,000	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.050%, 09/09/13	55,000
	City of Charlotte, Charlotte Douglas International Airport,
30,015	Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/09/13	30,015
16,625	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/09/13	16,625
6,820	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.070%, 09/09/13	6,820
	City of Raleigh, Downtown Improvement Projects,
17,000	Series A, COP, VRDO, 0.060%, 09/09/13	17,000
78,400	Series B-1, Class B, COP, VRDO, 0.060%, 09/09/13	78,400
7,100	City of Raleigh, Enterprise Systems, Series A, Rev., VRDO, 0.060%, 09/09/13	7,100
27,865	County of Mecklenburg, Series D, GO, VRDO, 0.160%, 03/28/14 (i)	27,865
	County of Wake,
18,100	Series A, GO, VRDO, 0.050%, 09/09/13	18,100
11,500	Series B, GO, VRDO, 0.050%, 09/09/13	11,500
16,620	Durham County Industrial Facilities & PCR Financing Authority, Research Triangle Institute, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 09/09/13	16,620
11,380	North Carolina Capital Facilities Finance Agency, Charlotte Country Day School, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/09/13	11,380
48,000	North Carolina Capital Facilities Finance Agency, EAGLE, Series 2007-0016, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.060%, 09/09/13	48,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	47

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	North Carolina — Continued
17,315	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	17,315
11,790	North Carolina Educational Facilities Finance Agency, Davidson College, Series B, Rev., VRDO, 0.060%, 09/09/13	11,790
25,000	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 0.080%, 09/09/13	25,000
	North Carolina State University at Raleigh, Board of Governors,
66,605	Series A, Rev., VRDO, 0.040%, 09/09/13	66,605
34,685	Series B, Rev., VRDO, 0.060%, 09/09/13	34,685
28,915	Piedmont Triad Airport Authority, Series A, Rev., VRDO, LIQ: Branch Banking & Trust, 0.060%, 09/09/13	28,915
19,800	University of North Carolina at Chapel Hill, EAGLE, Series 2006-0024, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.060%, 09/09/13	19,800
	University of North Carolina, University Hospital at Chapel Hill,
30,175	Series A, Rev., VRDO, 0.070%, 09/03/13	30,175
10,000	Series A, Rev., VRDO, 0.070%, 09/09/13	10,000
22,045	Series B, Rev., VRDO, 0.050%, 09/09/13	22,045
22,000	Series B, Rev., VRDO, 0.070%, 09/03/13	22,000

		660,335

	Ohio — 1.1%
1,100	County of Franklin, Hospital, Holy Cross Health System, Rev., VRDO, 0.040%, 09/09/13	1,100
	Deutsche Bank Spears/Lifers Trust Various States,
16,405	Series DB-327, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.140%, 09/09/13	16,405
6,705	Series DBE-1092, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	6,705
11,430	Eclipse Funding Trust, Solar Eclipse, Chilli, Series 2007-0013, GO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	11,430
8,630	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	8,630
5,495	Montgomery County, Miami Valley Hospital, Series C, Rev., VRDO, 0.050%, 09/03/13	5,495

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — Continued
2,340	Ohio State Air Quality Development Authority, PCR, FirstEnergy Generation Corp. Project, Series B, Rev., VRDO, LOC: UBS AG, 0.080%, 09/09/13	2,340
5,100	Ohio State Higher Educational Facility, Case Western Reserve University Project, Series B-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/03/13	5,100
	Ohio State University,
38,100	Rev., VRDO, 0.040%, 09/09/13	38,100
500	Rev., VRDO, 0.050%, 09/09/13	500
75,000	Series E, Rev., VRDO, 0.040%, 09/09/13	75,000
	State of Ohio, Infrastructure Improvement,
14,740	Series A, GO, VRDO, 0.060%, 09/09/13	14,740
19,240	Series B, GO, VRDO, 0.060%, 09/09/13	19,240

		204,785

	Oklahoma — 0.4%
	Oklahoma State Capital Improvement Authority, Higher Education,
18,355	Series D1, Rev., VRDO, 0.110%, 09/03/13	18,355
17,045	Series D2, Rev., VRDO, 0.110%, 09/03/13	17,045
19,700	Series D3, Rev., VRDO, 0.110%, 09/03/13	19,700
8,025	Series D4, Rev., VRDO, 0.110%, 09/03/13	8,025
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	10,490

		73,615

	Oregon — 1.2%
15,450	Clackamas County Hospital Facility Authority, Legacy Health Systems, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/09/13	15,450
14,000	Oregon State Department of Administrative Services, Series ROCS-RR-II-R-11742, COP, VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.060%, 09/09/13 (e)	14,000
6,515	Oregon State Housing & Community Services Department, Housing Development, Covenant Retirement - Irvington Village Housing Development, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 09/09/13	6,515
5,100	Port of Portland, Portland Bulk Terminal LLC Project, Rev., VRDO, LOC: Canadian Imperial Bank, 0.060%, 09/09/13	5,100
7,800	Portland City Housing Authority, Multi-Family Housing, Civic Apartments Redevelopment Project, Series 2005, Rev., VRDO, AMT, LIQ: FHLMC, 0.070%, 09/09/13	7,800

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Oregon — Continued
165,000	State of Oregon, Series A, GO, TAN, 1.500%, 07/31/14	166,987
5,315	Yamhill County Hospital Authority, Friendsview Retirement Community, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/03/13	5,315

		221,167

	Pennsylvania — 2.4%
13,320	Allegheny County IDA, Health Care Facilities, Longwood Oakmont, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.050%, 09/03/13	13,320
	Bucks County IDA, Grand View Hospital,
12,100	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.060%, 09/09/13	12,100
7,700	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.050%, 09/09/13	7,700
20,270	Butler County General Authority, Series SGC-58, Class A, Rev., VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.070%, 09/09/13 (e)	20,270
22,500	County of York, Dallastown Area School District, GO, 1.260%, 09/28/13	22,622
	Delaware River Port Authority,
35,355	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/09/13	35,355
25,270	Series B, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/09/13	25,270
17,155	Delaware Valley Regional Financial Authority, Class A, Rev., VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.080%, 09/09/13 (e)	17,155
	Deutsche Bank Spears/Lifers Trust, Various States,
11,915	Series DB-247, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.100%, 09/09/13	11,915
12,260	Series DB-325, GO, FGIC, LIQ: Deutsche Bank AG, 0.140%, 09/09/13	12,260
30,385	Series DB-340, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.100%, 09/09/13	30,385
34,760	Series DB-469, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.130%, 09/09/13 (e)	34,760
7,050	Geisinger Authority, Health System, Series A, Rev., VRDO, 0.020%, 09/03/13	7,050
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	4,810

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pennsylvania — Continued
2,405	Series A-T2, Rev., VRDO, LIQ: FNMA, 0.060%, 09/09/13	2,405
17,080	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	17,080
	Montour County Geisinger Authority, Health System,
29,200	Series B, Rev., VRDO, 0.040%, 09/03/13	29,200
17,170	Series C, Rev., VRDO, 0.040%, 09/03/13	17,170
12,665	Pennsylvania Turnpike Commission, Series ROCS-RR-II-R-12259, Rev., BHAC-CR, AMBAC, 0.060%, 09/03/13 (e)	12,665
29,870	Philadelphia Redevelopment Authority, Series DB-134, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.090%, 09/09/13	29,870
	RBC Municipal Products, Inc. Trust, Floater Certificates,
29,100	Series E-16, Rev., LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.060%, 09/09/13 (e)	29,100
19,900	Series E-22, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.060%, 09/09/13 (e)	19,900
20,000	Series E-36, Rev., LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.060%, 09/09/13 (e)	20,000
14,065	Wells Fargo Stage Trust, Various States, Series 2008-1C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.060%, 09/09/13 (e)	14,065

		446,427

	Rhode Island — 0.3%
14,155	Narragansett Bay Commission, Wastewater System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 09/09/13	14,155
1,870	Rhode Island Health & Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 09/09/13	1,870
6,650	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.060%, 09/09/13	6,650
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project, Rev., VRDO, AMT, LIQ: FHLMC, 0.110%, 09/09/13	7,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	49

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Rhode Island — Continued
22,840	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, LIQ: FHLMC, 0.110%, 09/09/13	22,840

		52,515

	South Carolina — 0.8%
64,160	City of Columbia, Waterworks & Sewer System, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 09/03/13	64,160
10,725	City of North Charleston, Public Facilities Convention, Series 2005, COP, VRDO, LOC: Bank of America N.A., 0.070%, 09/09/13	10,725
30,475	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	30,475
10,200	Piedmont Municipal Power Agency, Electric, Series C, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 09/09/13	10,200
600	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 09/09/13	600
1,115	South Carolina Jobs & EDA, Catholic Diocese Project, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 09/09/13 (p)	1,115
2,520	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.340%, 09/09/13	2,520
10,640	South Carolina State Public Service Authority, Series 3065X, Rev., VRDO, LIQ: Credit Suisse, 0.060%, 09/09/13 (e)	10,640
10,000	South Carolina State Public Service Authority, EAGLE, Series 2006-0007, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.070%, 09/09/13	10,000
9,600	Town of Mount Pleasant, Waterworks and Sewer System, Series B, Rev., VRDO, 0.090%, 09/09/13	9,600

		150,035

	South Dakota — 0.4%
13,210	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1018, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	13,210
	South Dakota Housing Development Authority, Home Ownership Mortgage,
12,000	Series C, Rev., VRDO, AMT, 0.080%, 09/09/13	12,000
19,200	Series C-1, Rev., VRDO, 0.150%, 09/09/13	19,200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	South Dakota — Continued
12,900	Series C-2, Rev., VRDO, 0.110%, 09/09/13	12,900
22,750	Series G, Rev., VRDO, 0.090%, 09/09/13	22,750

		80,060

	Tennessee — 0.6%
84,025	County of Shelby, Public Improvement & School, Series B, GO, VRDO, 0.040%, 09/09/13	84,025
18,200	Knox County Health, Educational & Housing Facility Board, Hospital, Covenant Health, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 09/09/13	18,200
14,675	Memphis City Health, Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, LIQ: FHLMC, 0.060%, 09/09/13	14,675
3,935	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	3,935

		120,835

	Texas — 10.8%
	Austin Trust, Various States,
5,605	Series 2008-3023X, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.100%, 09/09/13 (e)	5,605
9,335	Series 2008-3315, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.100%, 09/09/13 (e)	9,335
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	9,100
59,070	City of Austin, Travis and Williamson Counties, Water & Wastewater System, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.050%, 09/09/13	59,070
9,000	County of Fort Bend, GO, VRDO, NATL-RE, LIQ: Societe Generale, 0.100%, 09/09/13	9,000
	County of Harris,
42,500	0.100%, 09/09/13	42,500
99,000	0.170%, 09/03/13	99,000
105,000	GO, TAN, 1.000%, 02/28/14	105,444
30,000	GO, TAN, 2.000%, 02/28/14	30,275
24,225	Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.100%, 09/09/13	24,225

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Texas — Continued
49,145	Crawford Education Facilities Corp., Education, Houston Baptist University Project, Rev., VRDO, LOC: Bank of America N.A., 0.110%, 09/09/13	49,145
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport Facility, FlightSafety Texas, Inc. Project, Rev., VRDO, 0.060%, 09/09/13	5,000
	Deutsche Bank Spears/Lifers Trust, Various States,
13,560	Series DB-292, Rev., LIQ: Deutsche Bank AG, 0.080%, 09/09/13	13,560
24,840	Series DB-456, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.090%, 09/09/13 (e)	24,840
30,700	Series DB-513, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	30,700
64,435	Series DB-515, Rev., VRDO, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	64,435
22,285	Series DB-597, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	22,285
40,810	Series DB-602, Rev., VRDO, LIQ: Deutsche Bank AG, 0.070%, 09/09/13	40,810
95,200	Series DB-620, Rev., AGC, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	95,200
27,775	Series DBE-526, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.110%, 09/09/13 (e)	27,775
10,540	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	10,540
15,645	Eclipse Funding Trust, Solar Eclipse, Houston, Series 2007-0033, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	15,645
9,850	Eclipse Funding Trust, Solar Eclipse, Waco, Series 2007-0040, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13 (e)	9,850
23,250	Gulf Coast Waste Disposal Authority, PCR, Exxon Project, Rev., VRDO, 0.040%, 09/03/13	23,250
30,000	Harris County Industrial Development Corp., Marine Terminal, HFOTCO LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 09/09/13	30,000
	Harris County Industrial Development Corp., PCR,
8,100	Rev., VRDO, 0.040%, 09/03/13	8,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — Continued
21,400	Rev., VRDO, 0.040%, 09/03/13	21,400
30,000	Harris County, EAGLE, Series 2007-0078, Class A, Rev., VRDO, BHAC-CR, NATL-RE, LIQ: Citibank N.A., 0.070%, 09/09/13	30,000
37,730	Houston Higher Education Finance Corp., Series 2042, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.060%, 09/09/13	37,730
600	Jefferson County Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.140%, 09/09/13	600
	Jefferson County Port of Port Arthur Navigation District, Motiva Enterprises LLC Project,
75,000	Subseries A, Rev., VRDO, 0.060%, 09/03/13	75,000
56,695	Subseries D, Rev., VRDO, 0.060%, 09/03/13	56,695
14,800	Jefferson County Port of Port Arthur Navigation District, Texaco, Inc. Project, Rev., VRDO, 0.040%, 09/03/13	14,800
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
1,335	Series 2001, Subseries B-3, Rev., VRDO, 0.050%, 09/03/13	1,335
4,950	Series A-2, Rev., VRDO, 0.050%, 09/03/13	4,950
16,300	Lower Neches Valley Authority Industrial Development Corp., Mobil Oil Corp. Project, Rev., VRDO, 0.050%, 09/03/13	16,300
8,500	Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	8,500
528,000	State of Texas, Rev., TRAN, 2.000%, 08/28/14	537,348
	State of Texas, Veterans,
43,650	Series A, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.070%, 09/09/13	43,650
55,465	Series C, GO, VRDO, 0.070%, 09/09/13	55,465
6,150	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, LIQ: FHLMC, LOC: FHLMC, 0.120%, 09/09/13	6,150
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System,
44,300	Series A, Class A, Rev., VRDO, 0.060%, 09/09/13	44,300
29,800	Series B, Rev., VRDO, 0.060%, 09/09/13	29,800
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Hill Development, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 09/09/13	8,700

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	51

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Texas — Continued
10,625	Texas City Industrial Development Corp., NRG Energy, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.110%, 09/09/13 (w)	10,625
9,150	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Road Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.070%, 09/09/13	9,150
940	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments Project, Rev., VRDO, LIQ: FHLMC, 0.090%, 09/09/13	940
41,395	University of Texas System, Board of Regents, Series B, Class B, Rev., VRDO, 0.030%, 09/09/13	41,395
57,785	University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, LIQ: University of Texas Investment Management Company, 0.030%, 09/09/13	57,785
30,750	Wells Fargo Stage Trust, Various States, Series P04-E, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.060%, 09/09/13 (e)	30,750

		2,008,057

	Utah — 0.5%
23,700	Central Utah Water Conservancy District, Series A, Rev., VRDO, 0.110%, 09/09/13	23,700
25,000	County of Emery, PCR, PacifiCorp Projects, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 09/09/13	25,000
10,080	Park City, U.S. Ski & Snowboard Association, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	10,080
4,480	Utah Housing Corp., Single Family Mortgage, Series E-1, Class I, Rev., VRDO, 0.080%, 09/09/13	4,480
	Utah Housing Finance Agency, Single Family Mortgage,
1,730	Series C-1, Class I, Rev., VRDO, 0.080%, 09/09/13	1,730
7,120	Series D-1, Rev., VRDO, AMT, 0.080%, 09/09/13	7,120
6,795	Series E-1, Rev., VRDO, AMT, 0.080%, 09/09/13	6,795
5,770	Series F-2, Class I, Rev., VRDO, 0.070%, 09/09/13	5,770
13,500	Utah Transit Authority, Series 3006, Rev., VRDO, AGM, LIQ: Credit Suisse, 0.060%, 09/09/13 (e)	13,500

		98,175

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Vermont — 0.3%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.070%, 09/09/13	15,475
40,000	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev., VRDO, LOC: TD Bank N.A., 0.070%, 09/09/13	40,000

		55,475

	Virginia — 2.0%
1,950	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 09/09/13	1,950
23,345	Fairfax County EDA, Industrial Development, Lorton Arts Foundation, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	23,345
22,930	Fairfax County EDA, Smithsonian Institution Issue, Series A, Rev., VRDO, 0.080%, 09/09/13	22,930
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
91,574	Series M017, Class A, Rev., VRDO, LIQ: FHLMC, 0.110%, 09/09/13	91,574
18,319	Series M019, Class A, Rev., VRDO, LIQ: FHLMC, 0.110%, 09/09/13	18,319
19,005	Series M023, Class A, Rev., VRDO, LIQ: FHLMC, 0.080%, 09/09/13	19,005
22,480	Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.100%, 09/09/13	22,480
12,070	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.100%, 09/09/13	12,070
	Loudoun County IDA, Howard Hughes Medical,
36,900	Series C, Rev., VRDO, 0.050%, 09/09/13	36,900
34,435	Series E, Rev., VRDO, 0.040%, 09/09/13	34,435
8,155	Norfolk Redevelopment & Housing Authority, Old Dominion University Real Estate Foundation 45th Street Parking Garage LLC University Village Parking Facility Project, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 09/03/13	8,155
38,000	Nuveen Virginia Premium Income Municipal Fund, LIQ: Toronto-Dominion Bank, 0.160%, 09/09/13 (e)	38,000
3,050	Virginia College Building Authority, 21st Century College & Equipment Programs, Series C, Rev., VRDO, 0.060%, 09/03/13	3,050

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Virginia — Continued
34,865	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.060%, 09/03/13	34,865

		367,078

	Washington — 1.1%
7,500	Austin Trust, Various States, Series 2008-1091, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.100%, 09/09/13 (e)	7,500
17,000	Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 0.070%, 09/09/13	17,000
10,500	County of King, Series B, GO, VRDO, 0.050%, 09/09/13	10,500
27,800	County of King, Sewer, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 09/09/13	27,800
10,580	Eclipse Funding Trust, Solar Eclipse, Washington, Series 2006-0009, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 09/09/13	10,580
60,000	Port of Seattle, Sub Lien, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.070%, 09/09/13	60,000
4,525	Puttable Floating Option Tax-Exempt Receipts, Series PT-4730, Rev., LIQ: Bank of America N.A., 0.050%, 09/09/13 (e)	4,525
550	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 09/09/13	550
4,345	Washington Economic Development Finance Authority, Novelty Hill Properties LLC Project, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.110%, 09/09/13	4,345
2,935	Washington State Housing Finance Commission, Franke Tobey Jones Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	2,935
270	Washington State Housing Finance Commission, Local 82 - JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/03/13	270
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Living Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/09/13	2,545
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/09/13	13,600

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Washington — Continued
9,545	Washington State Housing Finance Commission, Single Family Program, Series VR-1A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.070%, 09/09/13	9,545
4,520	Washington State Housing Finance Commission, Spokane Community College Foundation Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 09/09/13	4,520
20,345	Wells Fargo Stage Trust, Various States, Series 35-C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.060%, 09/09/13	20,345

		196,560

	Wisconsin — 2.1%
24,000	City of Milwaukee, Series 12-C, 0.120%, 10/16/13	24,000
	State of Wisconsin,
54,840	0.100%, 09/04/13	54,840
25,389	0.140%, 11/01/13	25,389
87,000	0.160%, 09/04/13	87,000
25,000	0.160%, 01/08/14	25,000
19,940	Wells Fargo Stage Trust, Various States, Series 2009-10C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.060%, 09/09/13 (e)	19,940
33,211	Wisconsin Health & Educational Facilities Authority, Series 2113, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.260%, 09/09/13	33,211
	Wisconsin Health & Educational Facilities Authority, Froedtert & Community Health, Inc. Obligated Group,
14,200	Series A, Class A, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/09/13	14,200
1,910	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/03/13	1,910
23,000	Wisconsin Health & Educational Facilities Authority, Prohealth Care, Inc. Obligated Group, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/03/13	23,000
	Wisconsin Housing & EDA, Home Ownership,
4,845	Series A, Rev., VRDO, 0.120%, 09/09/13	4,845
40,190	Series D, Rev., VRDO, AMT, 0.120%, 09/09/13	40,190
27,980	Series E, Rev., VRDO, AMT, 0.370%, 09/09/13	27,980

		381,505

	Wyoming — 0.2%
1,600	County of Lincoln, PCR, Exxon Project, Series B, Rev., VRDO, 0.030%, 09/03/13	1,600

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	53

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Wyoming — Continued
12,600	County of Platte, PCR, Series A, Rev., VRDO, LOC: National Rural Utilities Cooperative Finance Corp., 0.100%, 09/03/13	12,600
31,200	County of Sweetwater, Wyoming PCR, PacifiCorp Project, Series A, Rev., VRDO, LOC: Bank of Nova Scotia, 0.040%, 09/09/13	31,200

		45,400

	Total Municipal Bonds (Cost $18,113,018)	18,113,018

SHARES
Variable Rate Demand Preferred Shares — 5.2%
34,200	BlackRock Muni Income Investment Trust, 0.160%, 09/09/13 # (e)	34,200
45,000	BlackRock MuniHoldings Investment Quality Fund, 0.270%, 09/09/13 # (e)	45,000
25,000	BlackRock MuniYield New Jersey Quality Fund, Inc., 0.270%, 09/09/13 # (e)	25,000
82,600	BlackRock MuniYield Quality Fund, Inc., 0.160%, 09/09/13 # (e)	82,600
22,100	BlackRock New York Muni Bond Trust, 0.160%, 09/09/13 # (e)	22,100
27,600	BlackRock New York Muni Income Trust II, 0.160%, 09/09/13 # (e)	27,600
14,100	Nuveen California AMT-Free Muni Income Fund, 0.240%, 09/09/13 # (e)	14,100
59,200	Nuveen California Dividend Advantage Municipal Fund, 0.240%, 09/09/13 # (e)	59,200
8,500	Nuveen California Performance Plus Municipal Fund, Inc., 0.140%, 09/09/13 # (e)	8,500
20,000	Nuveen California Quality Income Municipal Fund, Inc., 0.140%, 09/09/13 # (e)	20,000

SHARES	SECURITY DESCRIPTION	VALUE($)

21,000	Nuveen California Select Quality Municipal Fund, Inc., 0.140%, 09/09/13 # (e)	21,000
143,800	Nuveen Insured Municipal Opportunity Fund, Inc., 0.160%, 09/09/13 # (e)	143,800
80,300	Nuveen Investment Quality Municipal Fund, Inc., 0.160%, 09/09/13 # (e)	80,300
94,500	Nuveen Municipal Market Opportunity Fund, Inc., 0.200%, 09/09/13 # (e)	94,500
25,000	Nuveen New Jersey Investment Quality Municipal Fund, 0.140%, 09/09/13 # (e)	25,000
8,500	Nuveen New York Quality Income Municipal Fund, Inc., 0.130%, 09/09/13 # (e)	8,500
47,400	Nuveen New York Select Quality Municipal Fund, Inc., 0.130%, 09/09/13 # (e)	47,400
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, 0.160%, 09/09/13 # (e)	17,500
96,700	Nuveen Premier Municipal Income Fund, Inc., 0.160%, 09/09/13 # (e)	96,700
40,000	Nuveen Premium Income Municipal Fund II, Inc., 0.160%, 09/09/13 # (e)	40,000
40,000	Nuveen Select Quality Municipal Fund, Inc., 0.160%, 09/09/13 # (e)	40,000

	Total Variable Rate Demand Preferred Shares (Cost $953,000)	953,000

	Total Investments — 102.9% (Cost $19,066,018)*	19,066,018
	Liabilities in Excess of Other Assets — (2.9)%	(533,606)

	NET ASSETS — 100.0%	$18,532,412

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Daily Demand Notes — 14.5%
	Alabama — 0.3%
7,700	Columbia Industrial Development Board, PCR, Alabama Power Company Project, Rev., VRDO, 0.060%, 09/03/13	7,700

	Florida — 2.1%
10,000	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series A, Rev., VRDO, LOC: Northern Trust Company, 0.050%, 09/03/13	10,000
53,265	South Florida Water Management District, Series ROCS RR II R-12313, COP, VRDO, B-CR-AMBAC, LIQ: Citibank N.A., 0.070%, 09/03/13	53,265

		63,265

	Georgia — 0.5%
15,000	Burke County Development Authority, Georgia Power Company Plant Vogtle Project, Rev., VRDO, 0.100%, 09/03/13	15,000

	Iowa — 0.4%
11,000	City of Iowa Act, Inc., Rev., VRDO, 0.200%, 09/03/13	11,000

	Kentucky — 0.5%
15,700	Louisville Regional Airport Authority, Ohio LLC Project, Series A, Rev., VRDO, 0.060%, 09/03/13	15,700

	Massachusetts — 0.5%
16,000	Massachusetts Health & Educational Facilities Authority, Series ROCS-RR-II-R-10390, Rev., VRDO, 0.060%, 09/03/13	16,000

	Mississippi — 0.7%
	Mississippi Business Finance Corp., Gulf Opportunity Zone IDR, Chevron U.S.A. Inc. Project,
4,860	Series G, Rev., VRDO, 0.050%, 09/03/13	4,860
14,985	Series G, Rev., VRDO, 0.050%, 09/03/13	14,985

		19,845

	Missouri — 0.3%
3,740	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.060%, 09/03/13	3,740
5,100	Missouri State Health & Educational Facilities Authority, Bethesda Health Group, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 09/03/13	5,100

		8,840

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Hampshire — 0.4%
11,900	New Hampshire Health & Education Facilities Authority, Series B, Rev., VRDO, 0.090%, 09/03/13	11,900

	New York — 3.7%
9,300	Long Island Power Authority, Electric System, Series 2, Rev., VRDO, LOC: Bayerische Landesbank, 0.070%, 09/03/13	9,300
101,850	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.100%, 09/03/13	101,850

		111,150

	North Carolina — 0.4%
11,130	University of North Carolina at Chapel Hill, University Hospital, Series B, Rev., VRDO, 0.070%, 09/03/13	11,130

	Ohio — 0.3%
1,965	Allen County, Hospital Facilities, Catholic Healthcare Partners, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 09/03/13	1,965
	Montgomery County, Miami Valley Hospital,
640	Series B, Rev., VRDO, 0.070%, 09/03/13	640
1,190	Series C, Rev., VRDO, 0.050%, 09/03/13	1,190
925	Ohio State Higher Educational Facility, Case Western Reserve University Project, Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 09/03/13	925
	Ohio State Water Development Authority, PCR, FirstEnergy Nuclear Generation Corp. Project,
835	Series 2008-C, Rev., VRDO, LOC: Bank of Nova Scotia, 0.070%, 09/03/13	835
2,655	Series 2010-C, Rev., VRDO, LOC: UBS AG, 0.120%, 09/03/13	2,655

		8,210

	Oregon — 0.7%
20,000	Medford Hospital Facilities Authority, Rouge Valley Manor Project, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 09/03/13	20,000

	Tennessee — 1.9%
8,700	Clarksville Public Building Authority, Morristown Loans, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 09/03/13	8,700
9,370	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 09/03/13	9,370

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	55

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Daily Demand Notes — Continued
	Oregon — Continued
38,515	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 09/03/13	38,515

		56,585

	Texas — 0.4%
12,000	Brazos River Authority, PCR, TXU Electric Company Project, Series D-2, Rev., VRDO, LOC:Citibank N.A., 0.080%, 09/03/13	12,000

	Washington — 1.4%
12,440	Eclipse Funding Trust, Solar Eclipse, Series 2007-0096, Class A, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.060%, 09/03/13	12,440
10,000	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.070%, 09/03/13 (e)	10,000
11,620	Washington Health Care Facilities Authority, Multicare Health System, Series D, Rev., VRDO, LOC: Barclays Bank plc, 0.070%, 09/03/13	11,620
7,445	Washington State Housing Finance Commission, YMCA Snohomish County Project, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 09/03/13	7,445

		41,505

	Total Daily Demand Notes (Cost $429,830)	429,830

Municipal Bonds — 15.2%
	California — 1.4%
41,250	State of California, Series A-2, Rev., RAN, 2.000%, 06/23/14	41,839

	Georgia — 2.7%
78,000	Dekalb County, GO, 2.000%, 12/31/13	78,437

	Massachusetts — 0.3%
9,725	City of Taunton, GO, BAN, 1.000%, 09/27/13	9,729

	New Jersey — 6.5%
10,400	Burlington County Bridge Commission, Solid Waste Project, Rev., 2.000%, 10/08/13	10,416
12,804	City of New Brunswick, Middlesex County, GO, 1.500%, 06/20/14	12,898
11,190	County of Salem, GO, 1.500%, 06/27/14	11,293
25,000	State of New Jersey, Series B, GO, 0.376%, 09/30/13 (e)	25,002

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Jersey — Continued
100,000	State of New Jersey, Tax and Revenue, GO, 0.376%, 09/03/13	100,012
13,000	Township of Howell, GO, 1.250%, 04/24/14	13,048
	Township of Montclair,
10,542	GO, 1.250%, 12/13/13	10,560
1,450	GO, 1.250%, 12/13/13	1,453
5,795	Township of Voorhees, County of Camden, Series A, GO, BAN, 1.500%, 03/31/14	5,829

		190,511

	New York — 1.3%
10,000	Corning City School District, Series C, GO, 1.250%, 06/26/14	10,072
15,129	Schenectady City School District, Series B, GO, 1.500%, 07/03/14	15,233
10,000	Schenectady County, Schenectady City School District, GO, RAN, 1.500%, 01/17/14	10,030
4,200	Town of North Hempstead, GO, 1.250%, 05/20/14	4,226

		39,561

	Ohio — 1.5%
17,000	City of Marysville, Wastewater Treatment System, GO, BAN, 1.500%, 05/29/14	17,131
2,000	City of Toledo, Capital Improvement, GO, BAN, 1.625%, 10/24/13	2,002
25,500	Dayton City School District, Refunding, School Facilities Construction and Improvement Notes, GO, 0.750%, 10/15/13	25,514

		44,647

	Virginia — 1.4%
	Virginia Housing Development Authority, MERLOTS,
7,925	Series B-16, Rev., VRDO, 0.240%, 12/18/13	7,925
19,995	Series B-18, Rev., VRDO, 0.240%, 12/18/13	19,995
12,750	Series C-42, Rev., VRDO, 0.240%, 12/18/13	12,750

		40,670

	Wisconsin — 0.1%
4,000	Menasha Joint School District, Series A, Rev., 1.500%, 02/03/14 (p)	4,011

	Total Municipal Bonds (Cost $449,405)	449,405

Municipal Commercial Paper — 1.9% (n)
	Florida — 0.7%
22,000	Gainesville Utility Systems, Series C, 0.180%, 10/29/13 (m)	22,000

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Commercial Paper — Continued
	Massachusetts — 1.2%
34,000	Massachusetts Water Resources Authority, Series 1994, 0.210%, 11/21/13	34,000

	Total Municipal Commercial Paper (Cost $56,000)	56,000

Semi-Annual Demand Note — 0.8%
	North Carolina — 0.8%
22,310	North Carolina Housing Finance Agency, MERLOTS, Series B-12, Rev., VRDO, 0.240%, 10/02/13 (Cost $22,310)	22,310

Weekly Demand Notes — 57.4%
	Alabama — 0.4%
10,890	Birmingham Waterworks & Sewer Board, Series ROCS-RR-II-R-10412, Class R, Rev., VRDO, BHAC-CR FSA, 0.090%, 09/09/13	10,890

	Alaska — 0.6%
16,490	Deutsche Bank Spears/Lifers Trust Various States, Series DB-507, Rev., VRDO, FGIC, LIQ: Deutshe Bank AG, 0.110%, 09/09/13	16,490

	Arkansas — 0.5%
15,000	Arkansas Development Finance Authority, Waste Management of Arkansas, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 09/09/13	15,000

	California — 1.9%
17,900	California Housing Finance Agency, Series 3206, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.310%, 09/09/13 (e)	17,900
15,000	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.080%, 09/09/13	15,000
7,500	RIB Floater Trust, Various States, Series 8WX, Rev., VRDO, LIQ: Barclays Bank plc, 0.090%, 09/09/13 (e)	7,500
15,805	Wells Fargo Stage Trust, Floater Certificates, Series 15C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.110%, 09/09/13	15,805

		56,205

	Colorado — 3.1%
	Denver City & County, Airport,
7,100	Series C, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.120%, 09/09/13	7,100
12,600	Series F, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.120%, 09/09/13	12,600

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Colorado — Continued
	Deutsche Bank Spears/Lifers Trust Various States,
20,005	Series DBE-510, Rev., VRDO, NATL-RE, LIQ: Deutshe Bank AG, 0.090%, 09/09/13	20,005
21,180	Series DBE-647, Rev., VRDO, NATL-RE, LIQ: Deutshe Bank AG, 0.090%, 09/09/13	21,180
13,300	Series DBE-1129, Rev., VRDO, LIQ: Deutshe Bank AG, 0.130%, 09/09/13 (e) (w)	13,300
17,600	RBC Municipal Products, Inc. Trust, Series C-11, GO, VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.110%, 09/09/13	17,600

		91,785

	Connecticut — 0.5%
15,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series D, Rev., VRDO, 0.070%, 09/09/13	15,000

	Delaware — 3.6%
2,035	Delaware State Housing Authority, MERLOTS, Rev., VRDO, 0.360%, 09/09/13	2,035
32,080	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 0.060%, 09/09/13	32,080
	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust,
31,760	Series 2001-1, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.440%, 09/09/13	31,760
23,605	Series 2001-2, Class A, Rev., LIQ: FHLMC, 0.330%, 09/09/13	23,605
15,430	Wells Fargo Stage Trust, Multi-Family Housing, Series 32C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.110%, 09/09/13	15,430

		104,910

	District of Columbia — 0.4%
13,150	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1006, Rev., VRDO, LIQ: Deutshe Bank AG, 0.110%, 09/09/13	13,150

	Florida — 3.7%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.110%, 09/09/13	17,800
25,000	Deutsche Bank Spears/Lifers Trust Various States, Series DB-459, Rev., VRDO, LIQ: Deutshe Bank AG, 0.090%, 09/09/13	25,000
15,460	Florida Housing Finance Corp., Boynton Bay Apartments, Multi-Family Housing, Series I, Rev., VRDO, LOC: Citibank N.A., 0.110%, 09/09/13	15,460
13,460	Orlando Utilities Commission, Window, Series A, Rev., VRDO, 0.170%, 09/09/13 (i)	13,460

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	57

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Florida — Continued
11,270	Sumter County IDA, American Cement Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 09/09/13	11,270
26,720	Wells Fargo Stage Trust, Series 39Z, Rev., VRDO, LIQ: Wells Fargo & Company, 0.060%, 09/09/13	26,720

		109,710

	Georgia — 2.5%
15,000	Bartow County Development Authority, Georgia Power Co., Bowen, Rev., VRDO, 0.130%, 09/03/13	15,000
	Fulton County Development Authority, FlightSafety International, Inc. Project,
31,525	Series B, Rev., VRDO, 0.060%, 09/09/13	31,525
9,350	Series B, Rev., VRDO, 0.060%, 09/09/13	9,350
8,045	Lehman Municipal Trust Receipts, Various States, Gwinnett County Housing, Series 06-K72, Rev., VRDO, FNMA, LIQ: Citibank N.A., 0.120%, 09/09/13	8,045
11,345	Municipal Electric Authority of Georgia, Series SGC-32, Class A, Rev., VRDO, LOC: Societe Generale, LIQ: Societe Generale, 0.090%, 09/09/13	11,345

		75,265

	Illinois — 1.6%
14,462	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-660, Rev., VRDO, NATL-RE, LIQ: Deutshe Bank AG, 0.190%, 09/09/13	14,462
4,100	Indiana Finance Authority, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC: Bank of America N.A., 0.360%, 09/09/13	4,100
17,995	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.230%, 09/09/13	17,995
4,000	Regional Transportation Authority, Series SGC-45, Class A, GO, VRDO, FGIC, LOC: Societe Generale, LIQ: Societe Generale, 0.090%, 09/09/13	4,000
7,300	Will County, BASF Corp. Project, Rev., VRDO, 0.200%, 09/09/13	7,300

		47,857

	Kansas — 0.9%
25,900	City of Wichita, Airport Facility, FlightSafety Internation Inc., Rev., VRDO, 0.060%, 09/09/13	25,900

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Kentucky — 0.5%
13,900	Kenton County Airport Board, Flight Safety International, Inc., Series A, Rev., VRDO, 0.060%, 09/09/13	13,900

	Louisiana — 0.2%
4,600	Ascension Parish, BASF Corp. Project, Rev., VRDO, 0.200%, 09/09/13	4,600

	Maine — 0.9%
17,540	Maine State Housing Authority, Series G, Rev., VRDO, AMT, 0.110%, 09/09/13	17,540
10,300	Maine State Housing Authority, Mortgage, Series D-3, Rev., VRDO, AMT, 0.110%, 09/09/13	10,300

		27,840

	Maryland — 0.3%
7,925	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.150%, 09/09/13	7,925

	Massachusetts — 1.7%
16,050	Massachusetts Bay Transportation Authority, Series A, Rev., VRDO, 0.150%, 09/09/13 (i)	16,050
10,975	Massachusetts State Municipal Securities Trust Receipts, Series SGC-51, Class A, GO, VRDO, AMBAC, LOC: Societe Generale, LIQ: Societe Generale, 0.080%, 09/09/13 (e)	10,975
10,000	University of Massachusetts Building Authority, Commonwealth Guaranteed, Series A, Rev., VRDO, 0.070%, 09/09/13	10,000
14,400	University of Massachusetts Building Authority, Senior, Series 2, Rev., VRDO, 0.150%, 09/09/13 (i)	14,400

		51,425

	Michigan — 6.0%
	Detroit City School District,
7,575	Series 2008-3313, GO, VRDO, AGM, Q-SBLF, LIQ: Credit Suisse, 0.160%, 09/09/13 (e)	7,575
9,800	Series 3308, GO, VRDO, AGM, Q-SBLF, LIQ: Credit Suisse, 0.160%, 09/09/13 (e)	9,800
12,815	Series ROCS-RR-II-R-11784, GO, VRDO, FSA, Q-SBLF, LIQ: Citibank N.A., 0.210%, 09/09/13 (e)	12,815
30,280	Eclipse Funding Trust, Solar Eclipse, Series 2006-0001, GO, VRDO, FSA, Q-SBLF, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.210%, 09/09/13	30,280
595	Kent Hospital Finance Authority, Spectrum Health System, Series B-3, Rev., VRDO, 0.060%, 09/09/13	595

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Michigan — Continued
70	Michigan Finance Authority, Unemployment Obligation Assessment, Series C, Rev., VRDO, LOC: Citibank N.A., 0.050%, 09/09/13	70
145	Michigan Higher Education Facilities Authority, Law School Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/09/13	145
	Michigan State Hospital Finance Authority, Ascension Health Senior Credit,
8,650	Series F-6, Rev., VRDO, 0.150%, 09/09/13 (i)	8,650
10,400	Series F-7, Rev., VRDO, 0.120%, 09/09/13 (i)	10,400
1,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-8, Rev., VRDO, 0.120%, 09/09/13 (i)	1,000
9,425	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, 0.090%, 09/09/13	9,425
	Michigan State Housing Development Authority, Single Family Mortgage,
21,700	Series D-1, Rev., VRDO, AMT, 0.080%, 09/09/13	21,700
4,000	Series E, Rev., VRDO, AMT, 0.090%, 09/09/13	4,000
2,135	Oakland County Economic Development Corp., Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.160%, 09/09/13	2,135
20,000	RBC Municipal Products Inc. Trust, Floater Certificates, Series L-30, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.110%, 09/09/13	20,000
	RBC Municipal Products, Inc. Trust, Floater Certificates,
20,580	Series L-26, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.110%, 09/09/13	20,580
18,750	Series L-29, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.110%, 09/09/13	18,750

		177,920

	Minnesota — 0.5%
2,805	Minnesota Housing Finance Agency, MERLOTS, Series C-44, Rev., VRDO, 0.110%, 09/09/13	2,805
12,265	Minnesota Housing Finance Agency, Residential Housing Finance, Series C, Rev., VRDO, AMT, 0.060%, 09/09/13	12,265

		15,070

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Jersey — 0.9%
6,550	New Jersey EDA, Accurate Box Co., Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.160%, 09/09/13	6,550
20,000	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series Z, Rev., VRDO, 0.060%, 09/09/13	20,000

		26,550

	New York — 7.4%
	Deutsche Bank Spears/Lifers Trust Various States,
37,780	Series DBE-1015, Rev., VRDO, LIQ: Deutshe Bank AG, 0.110%, 09/09/13	37,780
31,420	Series DBE-1017, Rev., VRDO, LIQ: Deutshe Bank AG, 0.110%, 09/09/13	31,420
14,845	Eagle Tax-Exempt Trust, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.110%, 09/09/13	14,845
20,000	New York City Housing Development Corp., Multi-Family Housing, Mortgage Related, Series A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.130%, 09/09/13	20,000
21,000	New York City Housing Development Corp., Multi-Family Housing, Susan’s Court, Series A, Rev., VRDO, LOC: Citibank N.A., 0.090%, 09/09/13	21,000
11,165	New York Convention Center Development Corp., Series 2364, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Morgan Stanley Bank, 0.090%, 09/09/13	11,165
22,400	New York Mortgage Agency, Homeowner Mortgage, Series 129, Rev., VRDO, AMT, 0.060%, 09/09/13	22,400
12,950	New York State Housing Finance Agency, 80 Dekalb Avenue Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.100%, 09/09/13	12,950
36,900	New York State Housing Finance Agency, Multi-Family Housing, 505 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.120%, 09/03/13	36,900
9,275	Puttable Floating Option Tax-Exempt Receipts, Series MT-837, GO, VRDO, LIQ: Bank of America N.A., 0.120%, 09/09/13 (e)	9,275

		217,735

	North Carolina — 1.5%
11,420	City of Raleigh, Rev., VRDO, 0.160%, 09/09/13 (i)	11,420

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	59

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	North Carolina — Continued
6,935	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Ferguson Supply & Box Manufacturing Co., Rev., VRDO, LOC: Bank of America N.A., 0.210%, 09/09/13	6,935
5,000	North Carolina Capital Facilities Finance Agency, Educational Facilities, Series 3070X, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.090%, 09/09/13	5,000
12,000	North Carolina Medical Care Commission, Cone Health, Series B, Rev., VRDO, 0.180%, 09/09/13 (i)	12,000
9,800	Person County Industrial Facilities & Pollution Control Financing Authority, Certainteed Gypsum, Inc., Rev., VRDO, LOC: Credit Industrial E.T., 0.090%, 09/09/13	9,800

		45,155

	North Dakota — 0.3%
9,200	North Dakota State Housing Finance Agency, Housing Financing Program, Home Mortgage, Series A, Rev., VRDO, 0.100%, 09/09/13	9,200

	Ohio — 3.1%
620	City of Monroe, Corridor 75 Park Ltd. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.080%, 09/09/13	620
9,000	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M015, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.100%, 09/09/13	9,000
740	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 09/09/13	740
	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program,
900	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.080%, 09/09/13	900
125	Series J, Rev., VRDO, AMT, 0.060%, 09/09/13	125
51,200	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series I, Rev., VRDO, 0.100%, 09/09/13	51,200
25,560	Puttable Floating Option Tax-Exempt Receipts, Series MT-808, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.290%, 09/09/13 (e)	25,560
2,450	Toledo-Lucas County Port Authority, Airport Development, FlightSafety International Inc. Obligor, Series 1, Rev., VRDO, 0.060%, 09/09/13	2,450

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — Continued
1,230	Wells Fargo Stage Trust, Series 56C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.080%, 09/09/13	1,230

		91,825

	Pennsylvania — 0.9%
13,145	Adams County IDA, Gettysburg Foundation Facility, Series A, Rev., VRDO, LOC: Manufacturers and Traders Trust Co., 0.110%, 09/09/13	13,145
14,165	Delaware Valley Regional Financial Authority, Class A, Rev., VRDO, LOC: Societe Generale, LIQ: Societe Generale, 0.080%, 09/09/13	14,165

		27,310

	South Carolina — 0.2%
5,700	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 09/09/13	5,700

	South Dakota — 0.6%
18,700	South Dakota Housing Development Authority, Series G, Rev., VRDO, 0.060%, 09/09/13	18,700

	Tennessee — 0.7%
9,000	Jackson Industrial Development Board, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.140%, 09/09/13	9,000
11,260	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Rev., VRDO, LOC: Citibank N.A., 0.070%, 09/09/13	11,260

		20,260

	Texas — 3.6%
13,695	County of Harris, Class A, Rev., VRDO, LOC: Societe Generale, LIQ: Societe Generale, 0.100%, 09/09/13	13,695
11,250	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1182, Rev., VRDO, LIQ: Deutshe Bank AG, 0.130%, 09/09/13	11,250
13,830	Montgomery Country Housing Finance Corp., Multi-Family Housing, Rev., VRDO, AMT, LOC: Citibank N.A., 0.070%, 09/09/13	13,830
10,950	North Texas Tollway Authority, Series ROCS-RR-II-R-11947, Rev., VRDO, LIQ: Citibank N.A., 0.090%, 09/09/13	10,950
5,200	Port Freeport, Multi-Mode, BASF Corp., Rev., VRDO, 0.200%, 09/09/13	5,200
15,000	San Antonio Empowerment Zone Development Corp., Drury Southwest Hotel Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.090%, 09/09/13	15,000

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Texas — Continued
11,650	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.120%, 09/09/13	11,650
12,500	Tarrant County Cultural Education Facilities Finance Corp., Baylor Health Care, Series B, Rev., VRDO, 0.190%, 09/09/13 (i)	12,500
12,000	Texas State Municipal Securities Trust Receipts, Series SGC-9, Class A, GO, VRDO, LIQ: Societe Generale, 0.090%, 09/09/13	12,000

		106,075

	Utah — 0.5%
	Utah Housing Corp., Single Family Mortgage,
5,620	Series B, Rev., VRDO, LIQ: Barclays Bank plc, 0.080%, 09/09/13	5,620
6,140	Series D-1, Class I, Rev., VRDO, 0.080%, 09/09/13	6,140
3,230	Series F-1, Class I, Rev., VRDO, 0.080%, 09/09/13	3,230

		14,990

	Virginia — 3.6%
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
49,543	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.110%, 09/09/13	49,543
17,540	Series M023, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.080%, 09/09/13	17,540
17,825	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.100%, 09/09/13	17,825
	Norfolk EDA, Sentra Healthcare,
10,900	Series B, Rev., VRDO, 0.180%, 09/09/13 (i)	10,900
9,245	Series C, Rev., VRDO, 0.180%, 09/09/13 (i)	9,245

		105,053

	Washington — 0.3%
9,985	Washington State Housing Finance Commission, Barkley Ridge Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.070%, 09/09/13	9,985

	Wisconsin — 3.3%
16,795	Wells Fargo Stage Trust, Floater Certificates, Series 2C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.110%, 09/09/13	16,795
	Wisconsin Housing & EDA,
39,670	Series A, Rev., VRDO, 0.120%, 09/09/13	39,670
4,350	Series C, Rev., VRDO, 0.120%, 09/09/13 (p)	4,350
12,075	Series C, Rev., VRDO, 0.420%, 09/09/13	12,075

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wisconsin — Continued
16,000	Series C, Rev., VRDO, 0.420%, 09/09/13	16,000
9,930	Series ROCS-RR-II-R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.120%, 09/09/13	9,930

		98,820

	Wyoming — 0.7%
20,000	City of Gillette, PCR, Rev., VRDO, LOC: Royal Bank of Scotland, 0.090%, 09/09/13	20,000

	Total Weekly Demand Notes (Cost $1,698,200)	1,698,200

SHARES
Variable Rate Demand Preferred Shares — 9.3%
42,500	BlackRock MuniHoldings New Jersey Quality Fund, Inc., 0.270%, 09/09/13	42,500
35,400	BlackRock MuniHoldings New Jersey Quality Fund, Inc., 0.270%, 09/09/13	35,400
27,500	BlackRock MuniHoldings New York Quality Fund, Inc., 0.270%, 09/09/13	27,500
15,000	BlackRock MuniYield Quality Fund, Inc., 0.160%, 09/09/13	15,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., 0.140%, 09/09/13	10,000
5,000	Nuveen California Quality Income Municipal Fund, Inc., 0.140%, 09/09/13	5,000
6,200	Nuveen Insured Municipal Opportunity Fund, Inc., 0.160%, 09/09/13	6,200
20,000	Nuveen Municipal Market Opportunity Fund, Inc., 0.200%, 09/09/13	20,000
14,600	Nuveen New Jersey Premium Income Municipal Fund, Inc., 0.140%, 09/09/13	14,600
8,600	Nuveen New York Investment Quality Municipal Fund, Inc., 0.130%, 09/09/13	8,600
19,000	Nuveen Pennsylvania Premium Income Municipal Fund II, Inc., 0.160%, 09/09/13	19,000
22,000	Nuveen Premier Insured Municipal Income Fund, Inc., 0.150%, 09/09/13	22,000
50,000	Nuveen Premium Income Municipal Fund II, Inc., 0.160%, 09/09/13	50,000

	Total Variable Rate Demand Preferred Shares (Cost $275,800)	275,800

	Total Investments — 99.1% (Cost $2,931,545)*	2,931,545
	Other Assets in Excess of Liabilities — 0.9%	27,657

	NET ASSETS — 100.0%	$2,959,202

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	61

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.†
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
COLL	— Collateral
CONS	— Consolidated Bonds
COP	— Certificate of Participation
CR	— Custodial Receipts
DN	— Discount Notes
EAGLE	— Earnings of accrual generated on local tax-exempt securities
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Insurance Corp.
MERLOTS	— Municipal Exempt Receipts Liquidity Optional Tender
NATL	— Insured by National Public Finance Guarantee Corp.
MTA	— Metropolitan Transportation Authority
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RAN	— Revenue Anticipation Note

†	Filed for bankruptcy on November 8, 2010.

RE	— Reinsured
Rev.	— Revenue

ROCS	— Reset Option Certificates
SCAGO	— South Carolina Association of Governmental Organizations
TAN	— Tax Anticipation Note
TRAN	— Tax & Revenue Anticipation Note
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2013.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2013.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	— When-issued security.
*	— The cost of securities is substantially the same for federal income tax purposes.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	63

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands, except per share amounts)

	Prime Money Market Fund		Liquid Assets Money Market Fund	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$102,881,674		$14,459,628	$44,815,528		$10,390,427
Repurchase agreements, at value	5,733,467		627,100	14,447,426		4,007,902

Total investment securities, at value	108,615,141		15,086,728	59,262,954		14,398,329
Cash	66		—	6		—
Receivables:
Investment securities sold	781,000		—	—		1,252,528
Interest from non-affiliates	58,026		5,230	34,651		24,324

Total Assets	109,454,233		15,091,958	59,297,611		15,675,181

LIABILITIES:
Payables:
Distributions	2,345		104	293		—
Investment securities purchased	1,009,611		111,858	—		—
Accrued liabilities:
Investment advisory fees	7,205		1,001	—		—
Administration fees	6,392		738	3,380		724
Shareholder servicing fees	2,679		446	—	(a)	—
Distribution fees	—	(a)	4	2		—
Custodian and accounting fees	685		83	244		100
Trustees’ and Chief Compliance Officer’s fees	65		7	12		25
Transfer agent fees	902		124	277		114
Printing and mailing costs	456		91	205		64
Other	516		18	73		10

Total Liabilities	1,030,856		114,474	4,486		1,037

Net Assets	$108,423,377		$14,977,484	$59,293,125		$15,674,144

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$108,422,724	$14,977,734	$59,293,366	$15,674,503
Accumulated undistributed (distributions in excess of) net investment income	(363)	(305)	(988)	(443)
Accumulated net realized gains (losses)	1,016	55	747	84

Total Net Assets	$108,423,377	$14,977,484	$59,293,125	$15,674,144

Net Assets:
Class B	$1,116	$2,862	$—	$152
Class C	22,361	355,926	—	190,411
Agency	9,441,848	90,078	11,298,356	2,366,393
Capital	61,326,256	3,546,478	25,419,185	—
Cash Management	675,763	—	—	—
Direct	628,524	—	421,686	1,872,449
Eagle Class	373,558	—	1,956,808	100
E*Trade	—	4,838,725	—	—
IM	100	—	272,203	2,444,921
Institutional Class	27,339,096	2,538,469	7,419,544	6,424,255
Investor	426,380	601,210	5,048,007	238,004
Morgan	2,733,580	2,539,408	2,167,085	592,167
Premier	2,210,786	158,661	4,357,369	599,614
Reserve	1,398,879	176,823	38,708	945,578
Service	1,845,130	128,844	894,174	100

Total	$108,423,377	$14,977,484	$59,293,125	$15,674,144

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class B	1,116	2,863	—	152
Class C	22,361	355,911	—	190,416
Agency	9,441,783	90,085	11,298,271	2,366,373
Capital	61,325,865	3,546,459	25,418,120	—
Cash Management	675,746	—	—	—
Direct	628,516	—	421,742	1,872,533
Eagle Class	373,557	—	1,956,823	100
E*Trade	—	4,838,721	—	—
IM	100	—	272,195	2,444,810
Institutional Class	27,338,931	2,538,501	7,419,923	6,424,645
Investor	426,372	601,227	5,048,573	238,023
Morgan	2,733,546	2,539,375	2,167,059	592,193
Premier	2,210,752	158,647	4,357,644	599,645
Reserve	1,398,850	176,924	38,695	945,621
Service	1,845,087	128,853	894,292	100

Net Asset Value offering and redemption price per share (all classes)	1.00	1.00	1.00	1.00

Cost of investments in non-affiliates	$102,881,674	$14,459,628	$44,815,528	$10,390,427
Cost of repurchase agreements	5,733,467	627,100	14,447,426	4,007,902

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	65

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$4,023,942		$23,802,827	$19,066,018	$2,931,545
Cash	—	(a)	1	16	2
Receivables:
Investment securities sold	—		—	—	26,010
Fund shares sold	17,389		—	—	—
Interest from non-affiliates	2,492		18,853	5,360	2,112

Total Assets	4,043,823		23,821,681	19,071,394	2,959,669

LIABILITIES:
Payables:
Distributions	17		—	136	1
Investment securities purchased	—		—	537,348	—
Fund shares redeemed	3,737		—	—	—
Accrued liabilities:
Investment advisory fees	—	(a)	—	13	182
Administration fees	35		794	1,137	154
Shareholder servicing fees	—		—	—	2
Custodian and accounting fees	34		51	117	19
Trustees’ and Chief Compliance Officer’s fees	3		2	—	1
Transfer agent fees	46		41	101	24
Printing and mailing costs	319		59	97	78
Other	32		3	33	6

Total Liabilities	4,223		950	538,982	467

Net Assets	$4,039,600		$23,820,731	$18,532,412	$2,959,202

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Federal Money Market Fund	100% U.S. Treasury Securities Money MarketFund	Tax Free Money Market Fund	Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$4,039,699	$23,820,678	$18,530,701	$2,959,263
Accumulated undistributed (distributions in excess of) net investment income	(155)	(417)	—	4
Accumulated net realized gains (losses)	56	470	1,711	(65)

Total Net Assets	$4,039,600	$23,820,731	$18,532,412	$2,959,202

Net Assets:
Agency	$258,481	$1,927,556	$366,858	$98,851
Capital	—	9,756,261	—	—
Direct	—	—	100	—
Eagle Class	—	—	1,367,644	—
E*Trade	—	—	—	1,928,503
Institutional Class	3,312,879	9,137,891	5,294,940	226,476
Morgan	123,765	1,665,407	393,584	368,394
Premier	334,045	1,284,345	4,665,080	44,279
Reserve	10,430	49,171	6,444,206	45,081
Service	—	100	—	247,618

Total	$4,039,600	$23,820,731	$18,532,412	$2,959,202

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Agency	258,578	1,927,591	367,085	98,852
Capital	—	9,756,234	—	—
Direct	—	—	100	—
Eagle Class	—	—	1,367,838	—
E*Trade	—	—	—	1,928,539
Institutional Class	3,313,213	9,137,708	5,293,993	226,479
Morgan	123,790	1,665,425	393,763	368,400
Premier	334,087	1,284,357	4,664,501	44,280
Reserve	10,437	49,172	6,442,967	45,082
Service	—	100	—	247,622

Net Asset Value offering and redemption price per share (all classes)	1.00	1.00	1.00	1.00

Cost of investments in non-affiliates	$4,023,942	$23,802,827	$19,066,018	$2,931,545

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	67

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

	Prime Money Market Fund	Liquid Assets Money Market Fund		U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$135,484	$17,366		$35,299	$7,001
Interest from interfund lending (net)	—	6		—	—

Total investment income	135,484	17,372		35,299	7,001

EXPENSES:
Investment advisory fees	42,936	5,496		24,327	6,155
Administration fees	37,645	4,823		21,336	5,402
Distribution fees	9,003	15,732		6,852	2,129
Shareholder servicing fees	50,637	14,876		43,113	10,573
Custodian and accounting fees	1,489	221		643	216
Professional fees	1,067	79		289	97
Trustees’ and Chief Compliance Officer’s fees	659	77		343	94
Printing and mailing costs	429	672		253	57
Registration and filing fees	331	83		151	137
Transfer agent fees	1,502	234		624	192
Other	642	90		497	102

Total expenses	146,340	42,383		98,428	25,154

Less amounts waived	(40,236)	(27,921)		(66,167)	(18,152)
Less earnings credits	(1)	—	(a)	(3)	(1)

Net expenses	106,103	14,462		32,258	7,001

Net investment income (loss)	29,381	2,910		3,041	—

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	246	35		441	38

Change in net assets resulting from operations	$29,627	$2,945		$3,482	$38

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund		Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,918	$8,847	$13,693		$3,205

EXPENSES:
Investment advisory fees	1,573	9,396	7,397		1,164
Administration fees	1,380	8,240	6,488		1,021
Distribution fees	88	978	10,132		6,757
Shareholder servicing fees	2,523	13,661	22,357		4,174
Custodian and accounting fees	56	222	241		46
Professional fees	44	141	93		33
Interest expense to affiliates	—	—	1		—	(a)
Trustees’ and Chief Compliance Officer’s fees	24	133	96		17
Printing and mailing costs	445	59	113		130
Registration and filing fees	43	292	72		44
Transfer agent fees	77	255	222		41
Other	35	138	80		14

Total expenses	6,288	33,515	47,292		13,441

Less amounts waived	(4,566)	(24,668)	(34,281)		(10,377)
Less earnings credits	—	—	—	(a)	—

Net expenses	1,722	8,847	13,011		3,064

Net investment income (loss)	196	—	682		141

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	19	95	656		89

Change in net assets resulting from operations	$215	$95	$1,338		$230

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	69

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$29,381	$149,125	$2,910	$11,448
Net realized gain (loss)	246	770	35	53

Change in net assets resulting from operations	29,627	149,895	2,945	11,501

DISTRIBUTIONS TO SHAREHOLDERS:
Class B
From net investment income	— (a)	— (a)	— (a)	— (a)
From net realized gains	—	— (a)	—	— (a)
Class C
From net investment income	(1)	(1)	(18)	(34)
From net realized gains	—	— (a)	—	(2)
Agency
From net investment income	(641)	(6,255)	(8)	(128)
From net realized gains	—	(95)	—	(1)
Capital
From net investment income	(22,846)	(110,950)	(1,093)	(5,617)
From net realized gains	—	(869)	—	(22)
Cash Management
From net investment income	(35)	(59)	—	—
From net realized gains	—	(7)	—	—
Direct
From net investment income	(37)	(463)	—	—
From net realized gains	—	(14)	—	—
Eagle Class
From net investment income	(20)	(6)	—	—
From net realized gains	—	— (a)	—	—
E*Trade
From net investment income	—	—	(1,044)	(357)
From net realized gains	—	—	—	(3)
IM (b)
From net investment income	— (a)	— (a)	—	—
From net realized gains	—	— (a)	—	—
Institutional Class
From net investment income	(5,376)	(30,494)	(571)	(4,965)
From net realized gains	—	(299)	—	(21)
Investor
From net investment income	(22)	(48)	(30)	(52)
From net realized gains	—	(6)	—	(3)
Morgan
From net investment income	(126)	(248)	(124)	(262)
From net realized gains	—	(30)	—	(16)
Premier
From net investment income	(124)	(299)	(6)	(13)
From net realized gains	—	(36)	—	(1)
Reserve
From net investment income	(71)	(144)	(10)	(21)
From net realized gains	—	(17)	—	(1)
Service
From net investment income	(81)	(158)	(6)	(13)
From net realized gains	—	(19)	—	(1)

Total distributions to shareholders	(29,380)	(150,517)	(2,910)	(11,533)

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	$(1,151,735)	$(13,110,013)	$3,208,916	$(311,141)

NET ASSETS:
Change in net assets	(1,151,488)	(13,110,635)	3,208,951	(311,173)
Beginning of period	109,574,865	122,685,500	11,768,533	12,079,706

End of period	$108,423,377	$109,574,865	$14,977,484	$11,768,533

Accumulated undistributed (distributions in excess of) net investment income	$(363)	$(364)	$(305)	$(305)

(a)	Amount rounds to less than $1,000.
(b)	Commencement of offering of class of shares effective May 31, 2012 for Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	71

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,041	$4,361	$—	$1
Net realized gain (loss)	441	565	38	77

Change in net assets resulting from operations	3,482	4,926	38	78

DISTRIBUTIONS TO SHAREHOLDERS:
Class B
From net investment income	—	—	—	— (a)
From net realized gains	—	—	—	— (a)
Class C
From net investment income	—	—	—	— (a)
From net realized gains	—	—	—	— (a)
Agency
From net investment income	(541)	(314)	—	(4)
From net realized gains	—	(63)	—	(2)
Capital
From net investment income	(1,354)	(3,231)	—	—
From net realized gains	—	(161)	—	—
Direct
From net investment income	(22)	(20)	—	(4)
From net realized gains	—	(3)	—	(3)
Eagle Class (b)
From net investment income	(105)	(82)	—	— (a)
From net realized gains	—	(5)	—	— (a)
IM (c)
From net investment income	(15)	— (a)	—	— (a)
From net realized gains	—	— (a)	—	— (a)
Institutional Class
From net investment income	(362)	(387)	—	(17)
From net realized gains	—	(71)	—	(12)
Investor
From net investment income	(238)	(167)	—	(1)
From net realized gains	—	(31)	—	(1)
Morgan
From net investment income	(137)	(83)	—	(1)
From net realized gains	—	(14)	—	(1)
Premier
From net investment income	(218)	(160)	—	(1)
From net realized gains	—	(27)	—	(1)
Reserve
From net investment income	(2)	(1)	—	(2)
From net realized gains	—	— (a)	—	(1)
Service
From net investment income	(47)	(34)	—	— (a)
From net realized gains	—	(6)	—	— (a)

Total distributions to shareholders	(3,041)	(4,860)	—	(51)

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	$(1,869,248)	$(3,990,266)	$1,002,660	$1,913,117

NET ASSETS:
Change in net assets	(1,868,807)	(3,990,200)	1,002,698	1,913,144
Beginning of period	61,161,932	65,152,132	14,671,446	12,758,302

End of period	$59,293,125	$61,161,932	$15,674,144	$14,671,446

Accumulated undistributed (distributions in excess of) net investment income	$(988)	$(988)	$(443)	$(443)

(a)	Amount rounds to less than $1,000.
(b)	Commencement of offering of class of shares effective March 1, 2012.
(c)	Commencement of offering of class of shares effective May 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	73

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$196	$454	$—	$—
Net realized gain (loss)	19	37	95	387

Change in net assets resulting from operations	215	491	95	387

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(13)	(45)	—	(4)
From net realized gains	—	(3)	—	(22)
Capital
From net investment income	—	—	—	(18)
From net realized gains	—	—	—	(87)
Institutional Class
From net investment income	(160)	(360)	—	(14)
From net realized gains	—	(32)	—	(79)
Morgan
From net investment income	(6)	(12)	—	(4)
From net realized gains	—	(1)	—	(18)
Premier
From net investment income	(16)	(35)	—	(3)
From net realized gains	—	(3)	—	(16)
Reserve
From net investment income	(1)	(2)	—	(2)
From net realized gains	—	— (a)	—	(1)
Service
From net investment income	—	—	—	— (a)
From net realized gains	—	—	—	— (a)

Total distributions to shareholders	(196)	(493)	—	(268)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	82,908	(1,742,298)	(742,493)	4,081,616

NET ASSETS:
Change in net assets	82,927	(1,742,300)	(742,398)	4,081,735
Beginning of period	3,956,673	5,698,973	24,563,129	20,481,394

End of period	$4,039,600	$3,956,673	$23,820,731	$24,563,129

Accumulated undistributed (distributions in excess of) net investment income	$(155)	$(155)	$(417)	$(417)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$682	$1,553	$141	$702
Net realized gain (loss)	656	1,072	89	256

Change in net assets resulting from operations	1,338	2,625	230	958

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(12)	(46)	(2)	(39)
From net realized gains	—	(26)	—	—
Direct
From net investment income	— (a)	— (a)	—	—
From net realized gains	—	— (a)	—	—
Eagle Class
From net investment income	(67)	(143)	—	—
From net realized gains	—	(56)	—	—
E*Trade
From net investment income	—	—	(96)	(176)
Institutional Class
From net investment income	(252)	(1,438)	(35)	(487)
From net realized gains	—	(280)	—	—
Morgan
From net investment income	(13)	(20)	(4)	—
From net realized gains	—	(18)	—	—
Premier
From net investment income	(137)	(150)	(1)	—
From net realized gains	—	(133)	—	—
Reserve
From net investment income	(201)	(354)	— (a)	—
From net realized gains	—	(365)	—	—
Service
From net investment income	—	—	(3)	—

Total distributions to shareholders	(682)	(3,029)	(141)	(702)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(675,205)	494,792	120,373	(309,071)

NET ASSETS:
Change in net assets	(674,549)	494,388	120,462	(308,815)
Beginning of period	19,206,961	18,712,573	2,838,740	3,147,555

End of period	$18,532,412	$19,206,961	$2,959,202	$2,838,740

Accumulated undistributed (distributions in excess of) net investment income	$—	$—	$4	$4

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	75

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class B
Proceeds from shares issued	$235	$616	$377	$692
Distributions reinvested	— (a)	— (a)	— (a)	— (a)
Cost of shares redeemed	(1,005)	(1,559)	(1,158)	(3,297)

Change in net assets resulting from Class B capital transactions	$(770)	$(943)	$(781)	$(2,605)

Class C
Proceeds from shares issued	$22,832	$13,658	$137,742	$193,624
Distributions reinvested	1	1	18	36
Cost of shares redeemed	(9,559)	(14,565)	(146,280)	(227,948)

Change in net assets resulting from Class C capital transactions	$13,274	$(906)	$(8,520)	$(34,288)

Agency
Proceeds from shares issued	$174,169,230	$345,844,086	$424,213	$1,134,738
Distributions reinvested	143	1,250	3	70
Cost of shares redeemed	(172,260,022)	(346,332,128)	(456,525)	(1,147,396)

Change in net assets resulting from Agency capital transactions	$1,909,351	$(486,792)	$(32,309)	$(12,588)

Capital
Proceeds from shares issued	$351,637,959	$709,879,674	$8,217,704	$24,296,154
Distributions reinvested	9,163	48,612	751	4,055
Cost of shares redeemed	(358,462,611)	(717,272,180)	(7,478,210)	(24,479,435)

Change in net assets resulting from Capital capital transactions	$(6,815,489)	$(7,343,894)	$740,245	$(179,226)

Cash Management
Proceeds from shares issued	$1,073,779	$1,761,503	$—	$—
Distributions reinvested	34	64	—	—
Cost of shares redeemed	(1,100,492)	(1,586,738)	—	—

Change in net assets resulting from Cash Management capital transactions	$(26,679)	$174,829	$—	$—

Direct
Proceeds from shares issued	$977,840	$3,017,066	$—	$—
Distributions reinvested	— (a)	—	—	—
Cost of shares redeemed	(1,103,512)	(3,821,696)	—	—

Change in net assets resulting from Direct capital transactions	$(125,672)	$(804,630)	$—	$—

Eagle Class
Proceeds from shares issued	$282,533	$457,833	$—	$—
Distributions reinvested	20	2	—	—
Cost of shares redeemed	(340,165)	(865,182)	—	—

Change in net assets resulting from Eagle Class capital transactions	$(57,612)	$(407,347)	$—	$—

E*Trade
Proceeds from shares issued	$—	$—	$2,791,180	$2,424,691
Distributions reinvested	—	—	1,044	360
Cost of shares redeemed	—	—	(400,153)	(178,214)

Change in net assets resulting from E*Trade capital transactions	$—	$—	$2,392,071	$2,246,837

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS: (continued)
IM (b)
Proceeds from shares issued	$—	$100	$—	$—
Distributions reinvested	— (a)	— (a)	—	—
Cost of shares redeemed	— (a)	—	—	—

Change in net assets resulting from IM capital transactions	$— (a)	$100	$—	$—

Institutional Class
Proceeds from shares issued	$75,534,654	$180,139,620	$14,849,355	$32,251,525
Distributions reinvested	1,423	9,506	89	663
Cost of shares redeemed	(71,692,788)	(183,422,734)	(14,845,405)	(33,961,063)

Change in net assets resulting from Institutional Class capital transactions	$3,843,289	$(3,273,608)	$4,039	$(1,708,875)

Investor
Proceeds from shares issued	$254,333	$282,108	$4,610,105	$6,770,318
Distributions reinvested	22	54	24	42
Cost of shares redeemed	(231,307)	(399,626)	(4,576,602)	(6,765,128)

Change in net assets resulting from Investor capital transactions	$23,048	$(117,464)	$33,527	$5,232

Morgan
Proceeds from shares issued	$71,248,568	$136,835,298	$4,592,049	$9,178,840
Distributions reinvested	65	134	116	262
Cost of shares redeemed	(71,064,944)	(136,952,855)	(4,525,029)	(9,682,725)

Change in net assets resulting from Morgan capital transactions	$183,689	$(117,423)	$67,136	$(503,623)

Premier
Proceeds from shares issued	$32,610,359	$78,807,284	$542,251	$880,077
Distributions reinvested	50	114	1	2
Cost of shares redeemed	(32,939,754)	(79,605,257)	(538,365)	(891,792)

Change in net assets resulting from Premier capital transactions	$(329,345)	$(797,859)	$3,887	$(11,713)

Reserve
Proceeds from shares issued	$48,607,160	$105,199,792	$21,810,206	$45,446,220
Distributions reinvested	51	112	1	3
Cost of shares redeemed	(48,657,416)	(105,277,809)	(21,811,416)	(45,518,102)

Change in net assets resulting from Reserve capital transactions	$(50,205)	$(77,905)	$(1,209)	$(71,879)

Service
Proceeds from shares issued	$1,003,992	$1,574,392	$11,778,032	$27,779,159
Distributions reinvested	81	177	2	2
Cost of shares redeemed	(722,687)	(1,430,740)	(11,767,204)	(27,817,574)

Change in net assets resulting from Service capital transactions	$281,386	$143,829	$10,830	$(38,413)

Total change in net assets resulting from capital transactions	$(1,151,735)	$(13,110,013)	$3,208,916	$(311,141)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	77

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class B
Issued	235	615	377	692
Reinvested	— (a)	— (a)	— (a)	— (a)
Redeemed	(1,005)	(1,559)	(1,158)	(3,297)

Change in Class B Shares	(770)	(944)	(781)	(2,605)

Class C
Issued	22,832	13,658	137,742	193,624
Reinvested	1	1	18	36
Redeemed	(9,559)	(14,564)	(146,280)	(227,948)

Change in Class C Shares	13,274	(905)	(8,520)	(34,288)

Agency
Issued	174,169,230	345,844,124	424,213	1,134,738
Reinvested	143	1,250	3	70
Redeemed	(172,260,022)	(346,332,128)	(456,525)	(1,147,396)

Change in Agency Shares	1,909,351	(486,754)	(32,309)	(12,588)

Capital
Issued	351,637,959	709,879,719	8,217,704	24,296,154
Reinvested	9,163	48,612	751	4,055
Redeemed	(358,462,611)	(717,271,923)	(7,478,210)	(24,479,435)

Change in Capital Shares	(6,815,489)	(7,343,592)	740,245	(179,226)

Cash Management
Issued	1,073,779	1,761,479	—	—
Reinvested	34	64	—	—
Redeemed	(1,100,492)	(1,586,738)	—	—

Change in Cash Management Shares	(26,679)	174,805	—	—

Direct
Issued	977,840	3,017,051	—	—
Reinvested	— (a)	—	—	—
Redeemed	(1,103,512)	(3,821,696)	—	—

Change in Direct Shares	(125,672)	(804,645)	—	—

Eagle Class
Issued	282,533	457,828	—	—
Reinvested	20	2	—	—
Redeemed	(340,165)	(865,182)	—	—

Change in Eagle Class Shares	(57,612)	(407,352)	—	—

E*Trade
Issued	—	—	2,791,180	2,424,691
Reinvested	—	—	1,044	360
Redeemed	—	—	(400,153)	(178,214)

Change in E*Trade Shares	—	—	2,392,071	2,246,837

IM (b)
Issued	—	100	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	— (a)	—	—	—

Change in IM Shares	— (a)	100	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	75,534,654	180,138,915	14,849,355	32,251,525
Reinvested	1,423	9,506	89	663
Redeemed	(71,692,788)	(183,422,734)	(14,845,405)	(33,961,063)

Change in Institutional Class Shares	3,843,289	(3,274,313)	4,039	(1,708,875)

Investor
Issued	254,333	282,097	4,610,105	6,770,318
Reinvested	22	54	24	42
Redeemed	(231,307)	(399,626)	(4,576,602)	(6,765,128)

Change in Investor Shares	23,048	(117,475)	33,527	5,232

Morgan
Issued	71,248,568	136,835,647	4,592,049	9,178,840
Reinvested	65	134	116	262
Redeemed	(71,064,944)	(136,952,855)	(4,525,029)	(9,682,725)

Change in Morgan Shares	183,689	(117,074)	67,136	(503,623)

Premier
Issued	32,610,359	78,807,319	542,251	880,077
Reinvested	50	114	1	2
Redeemed	(32,939,754)	(79,605,153)	(538,365)	(891,792)

Change in Premier Shares	(329,345)	(797,720)	3,887	(11,713)

Reserve
Issued	48,607,160	105,199,771	21,810,206	45,446,220
Reinvested	51	112	1	3
Redeemed	(48,657,416)	(105,277,797)	(21,811,416)	(45,518,102)

Change in Reserve Shares	(50,205)	(77,914)	(1,209)	(71,879)

Service
Issued	1,003,992	1,574,336	11,778,032	27,779,159
Reinvested	81	177	2	2
Redeemed	(722,687)	(1,430,740)	(11,767,204)	(27,817,574)

Change in Service Shares	281,386	143,773	10,830	(38,413)

(a)	Amount rounds to less than 1,000 (shares or dollars).
(b)	Commencement of offering of class of shares effective May 31, 2012 for Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	79

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class B
Proceeds from shares issued	$—	$—	$—	$25
Distributions reinvested	—	—	—	— (a)
Cost of shares redeemed	—	—	(237)	(152)

Change in net assets resulting from Class B capital transactions	$—	$—	$(237)	$(127)

Class C
Proceeds from shares issued	$—	$—	$95,799	$116,849
Distributions reinvested	—	—	—	— (a)
Cost of shares redeemed	—	—	(90,941)	(120,501)

Change in net assets resulting from Class C capital transactions	$—	$—	$4,858	$(3,652)

Agency
Proceeds from shares issued	$111,316,382	$216,437,658	$34,973,507	$77,849,743
Distributions reinvested	37	32	—	1
Cost of shares redeemed	(109,730,392)	(215,245,329)	(35,476,746)	(75,978,317)

Change in net assets resulting from Agency capital transactions	$1,586,027	$1,192,361	$(503,239)	$1,871,427

Capital
Proceeds from shares issued	$138,991,027	$299,890,114	$—	$—
Distributions reinvested	728	1,902	—	—
Cost of shares redeemed	(141,784,794)	(305,197,947)	—	—

Change in net assets resulting from Capital capital transactions	$(2,793,039)	$(5,305,931)	$—	$—

Direct
Proceeds from shares issued	$475,493	$863,686	$1,569,729	$2,200,840
Cost of shares redeemed	(446,145)	(1,117,266)	(1,331,853)	(2,636,436)

Change in net assets resulting from Direct capital transactions	$29,348	$(253,580)	$237,876	$(435,596)

Eagle Class (b)
Proceeds from shares issued	$587,744	$2,748,844	$—	$100
Distributions reinvested	104	86	—	— (a)
Cost of shares redeemed	(850,437)	(529,518)	—	—

Change in net assets resulting from Eagle Class capital transactions	$(262,589)	$2,219,412	$—	$100

IM (c)
Proceeds from shares issued	$1,742,840	$100	$8,109,396	$100
Distributions reinvested	— (a)	— (a)	—	— (a)
Cost of shares redeemed	(1,470,745)	—	(5,664,686)	—

Change in net assets resulting from IM capital transactions	$272,095	$100	$2,444,710	$100

Institutional Class
Proceeds from shares issued	$36,813,691	$132,821,190	$29,077,254	$71,792,727
Distributions reinvested	69	65	—	9
Cost of shares redeemed	(37,658,220)	(134,960,223)	(30,208,833)	(71,183,456)

Change in net assets resulting from Institutional Class capital transactions	$(844,460)	$(2,138,968)	$(1,131,579)	$609,280

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS: (continued)
Investor
Proceeds from shares issued	$1,798,209	$2,663,650	$451,678	$660,185
Distributions reinvested	238	198	—	— (a)
Cost of shares redeemed	(1,187,807)	(2,628,020)	(514,098)	(741,536)

Change in net assets resulting from Investor capital transactions	$610,640	$35,828	$(62,420)	$(81,351)

Morgan
Proceeds from shares issued	$42,075,022	$103,683,836	$24,539,306	$45,452,116
Distributions reinvested	32	38	—	— (a)
Cost of shares redeemed	(42,703,206)	(102,819,741)	(24,544,248)	(45,409,540)

Change in net assets resulting from Morgan capital transactions	$(628,152)	$864,133	$(4,942)	$42,576

Premier
Proceeds from shares issued	$29,895,208	$59,982,447	$15,760,241	$24,845,315
Distributions reinvested	18	16	—	— (a)
Cost of shares redeemed	(29,722,151)	(60,639,648)	(15,772,292)	(24,851,887)

Change in net assets resulting from Premier capital transactions	$173,075	$(657,185)	$(12,051)	$(6,572)

Reserve
Proceeds from shares issued	$3,093,292	$4,286,528	$20,811,385	$49,003,950
Distributions reinvested	1	— (a)	—	3
Cost of shares redeemed	(3,089,107)	(4,275,834)	(20,781,701)	(49,087,021)

Change in net assets resulting from Reserve capital transactions	$4,186	$10,694	$29,684	$(83,068)

Service
Proceeds from shares issued	$2,760,129	$5,713,454	$—	$—
Distributions reinvested	46	40	—	— (a)
Cost of shares redeemed	(2,776,554)	(5,670,624)	—	—

Change in net assets resulting from Service capital transactions	$(16,379)	$42,870	$—	$— (a)

Total change in net assets resulting from capital transactions	$(1,869,248)	$(3,990,266)	$1,002,660	$1,913,117

SHARE TRANSACTIONS:
Class B
Issued	—	—	—	25
Reinvested	—	—	—	— (a)
Redeemed	—	—	(237)	(152)

Change in Class B Shares	—	—	(237)	(127)

Class C
Issued	—	—	95,799	116,847
Reinvested	—	—	—	— (a)
Redeemed	—	—	(90,941)	(120,501)

Change in Class C Shares	—	—	4,858	(3,654)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	81

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS: (continued)
Agency
Issued	111,316,382	216,437,658	34,973,507	77,849,743
Reinvested	37	32	—	1
Redeemed	(109,730,392)	(215,245,329)	(35,476,746)	(75,978,181)

Change in Agency Shares	1,586,027	1,192,361	(503,239)	1,871,563

Capital
Issued	138,991,027	299,890,114	—	—
Reinvested	728	1,902	—	—
Redeemed	(141,784,794)	(305,197,947)	—	—

Change in Capital Shares	(2,793,039)	(5,305,931)	—	—

Direct
Issued	475,493	863,686	1,569,729	2,200,798
Redeemed	(446,145)	(1,117,266)	(1,331,853)	(2,636,436)

Change in Direct Shares	29,348	(253,580)	237,876	(435,638)

Eagle Class (b)
Issued	587,744	2,748,844	—	100
Reinvested	104	86	—	— (a)
Redeemed	(850,437)	(529,518)	—	—

Change in Eagle Class Shares	(262,589)	2,219,412	—	100

IM (c)
Issued	1,742,840	100	8,109,396	100
Reinvested	— (a)	— (a)	—	— (a)
Redeemed	(1,470,745)	—	(5,664,686)	—

Change in IM Shares	272,095	100	2,444,710	100

Institutional Class
Issued	36,813,691	132,821,190	29,077,254	71,792,826
Reinvested	69	65	—	9
Redeemed	(37,658,220)	(134,960,223)	(30,208,833)	(71,183,456)

Change in Institutional Class Shares	(844,460)	(2,138,968)	(1,131,579)	609,379

Investor
Issued	1,798,209	2,663,650	451,678	660,127
Reinvested	238	198	—	— (a)
Redeemed	(1,187,807)	(2,628,020)	(514,098)	(741,497)

Change in Investor Shares	610,640	35,828	(62,420)	(81,370)

Morgan
Issued	42,075,022	103,683,836	24,539,306	45,452,048
Reinvested	32	38	—	— (a)
Redeemed	(42,703,206)	(102,819,741)	(24,544,248)	(45,409,540)

Change in Morgan Shares	(628,152)	864,133	(4,942)	42,508

Premier
Issued	29,895,208	59,982,447	15,760,241	24,845,242
Reinvested	18	16	—	— (a)
Redeemed	(29,722,151)	(60,639,648)	(15,772,292)	(24,851,887)

Change in Premier Shares	173,075	(657,185)	(12,051)	(6,645)

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS: (continued)
Reserve
Issued	3,093,292	4,286,528	20,811,385	49,003,922
Reinvested	1	— (a)	—	3
Redeemed	(3,089,107)	(4,275,834)	(20,781,701)	(49,087,021)

Change in Reserve Shares	4,186	10,694	29,684	(83,096)

Service
Issued	2,760,129	5,713,454	—	—
Reinvested	46	40	—	—	(a)
Redeemed	(2,776,554)	(5,670,624)	—	—

Change in Service Shares	(16,379)	42,870	—	—	(a)

(a)	Amount rounds to less than 1,000 (shares or dollars).
(b)	Commencement of offering of class of shares effective March 1, 2012.
(c)	Commencement of offering of class of shares effective May 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	83

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$543,689	$820,701	$60,423,273	$87,710,582
Distributions reinvested	1	2	—	10
Cost of shares redeemed	(543,850)	(1,348,226)	(61,181,609)	(86,939,603)

Change in net assets resulting from Agency capital transactions	$(160)	$(527,523)	$(758,336)	$770,989

Capital
Proceeds from shares issued	$—	$—	$13,032,068	$21,921,862
Distributions reinvested	—	—	—	51
Cost of shares redeemed	—	—	(13,002,037)	(20,450,398)

Change in net assets resulting from Capital capital transactions	$—	$—	$30,031	$1,471,515

Institutional Class
Proceeds from shares issued	$3,246,386	$8,148,550	$11,091,196	$19,207,470
Distributions reinvested	84	183	—	36
Cost of shares redeemed	(3,192,994)	(9,215,174)	(10,716,906)	(17,690,715)

Change in net assets resulting from Institutional Class capital transactions	$53,476	$(1,066,441)	$374,290	$1,516,791

Morgan
Proceeds from shares issued	$627,595	$2,080,930	$62,171,284	$112,082,906
Distributions reinvested	4	8	—	5
Cost of shares redeemed	(631,758)	(2,093,136)	(62,475,250)	(111,626,009)

Change in net assets resulting from Morgan capital transactions	$(4,159)	$(12,198)	$(303,966)	$456,902

Premier
Proceeds from shares issued	$385,023	$635,590	$28,133,418	$40,396,424
Distributions reinvested	5	17	—	3
Cost of shares redeemed	(343,477)	(778,610)	(28,210,125)	(40,518,304)

Change in net assets resulting from Premier capital transactions	$41,551	$(143,003)	$(76,707)	$(121,877)

Reserve
Proceeds from shares issued	$49,542	$121,014	$49,800	$121,047
Distributions reinvested	1	2	—	1
Cost of shares redeemed	(57,343)	(114,149)	(57,605)	(133,752)

Change in net assets resulting from Reserve capital transactions	$(7,800)	$6,867	$(7,805)	$(12,704)

Service
Distributions reinvested	$—	$—	$—	$— (a)
Change in net assets resulting from Service capital transactions	$—	$—	$—	$— (a)

Total change in net assets resulting from capital transactions	$82,908	$(1,742,298)	$(742,493)	$4,081,616

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Agency
Issued	543,689	820,701	60,423,273	87,710,582
Reinvested	1	2	—	10
Redeemed	(543,850)	(1,348,226)	(61,181,609)	(86,939,603)

Change in Agency Shares	(160)	(527,523)	(758,336)	770,989

Capital
Issued	—	—	13,032,068	21,921,862
Reinvested	—	—	—	51
Redeemed	—	—	(13,002,037)	(20,450,398)

Change in Capital Shares	—	—	30,031	1,471,515

Institutional Class
Issued	3,246,386	8,148,550	11,091,196	19,207,470
Reinvested	84	183	—	36
Redeemed	(3,192,994)	(9,215,174)	(10,716,906)	(17,690,715)

Change in Institutional Class Shares	53,476	(1,066,441)	374,290	1,516,791

Morgan
Issued	627,595	2,080,930	62,171,284	112,082,906
Reinvested	4	8	—	5
Redeemed	(631,758)	(2,093,136)	(62,475,250)	(111,626,009)

Change in Morgan Shares	(4,159)	(12,198)	(303,966)	456,902

Premier
Issued	385,023	635,590	28,133,418	40,396,424
Reinvested	5	17	—	3
Redeemed	(343,477)	(778,610)	(28,210,125)	(40,518,304)

Change in Premier Shares	41,551	(143,003)	(76,707)	(121,877)

Reserve
Issued	49,542	121,014	49,800	121,047
Reinvested	1	2	—	1
Redeemed	(57,343)	(114,149)	(57,605)	(133,752)

Change in Reserve Shares	(7,800)	6,867	(7,805)	(12,704)

Service
Reinvested	—	—	—	— (a)

Change in Service Shares	—	—	—	— (a)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	85

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$880,531	$1,774,224	$387,554	$626,810
Distributions reinvested	2	12	— (a)	5
Cost of shares redeemed	(924,240)	(2,056,865)	(353,487)	(683,050)

Change in net assets resulting from Agency capital transactions	$(43,707)	$(282,629)	$34,067	$(56,235)

Direct
Distributions reinvested	$— (a)	$— (a)	$—	$—

Change in net assets resulting from Direct capital transactions	$— (a)	$— (a)	$—	$—

Eagle Class
Proceeds from shares issued	$594,407	$1,222,097	$—	$—
Distributions reinvested	67	197	—	—
Cost of shares redeemed	(590,496)	(887,083)	—	—

Change in net assets resulting from Eagle Class capital transactions	$3,978	$335,211	$—	$—

E*Trade
Proceeds from shares issued	$—	$—	$281,699	$687,643
Distributions reinvested	—	—	96	175
Cost of shares redeemed	—	—	(227,500)	(550,624)

Change in net assets resulting from E*Trade capital transactions	$—	$—	$54,295	$137,194

Institutional Class
Proceeds from shares issued	$17,711,190	$34,064,282	$186,981	$766,817
Distributions reinvested	34	311	32	420
Cost of shares redeemed	(17,704,775)	(35,138,630)	(163,543)	(1,113,146)

Change in net assets resulting from Institutional Class capital transactions	$6,449	$(1,074,037)	$23,470	$(345,909)

Morgan
Proceeds from shares issued	$14,066,413	$29,292,037	$948,952	$1,646,385
Distributions reinvested	5	18	3	—
Cost of shares redeemed	(14,121,364)	(29,266,065)	(936,722)	(1,624,458)

Change in net assets resulting from Morgan capital transactions	$(54,946)	$25,990	$12,233	$21,927

Premier
Proceeds from shares issued	$13,878,584	$19,703,180	$46,839	$105,546
Distributions reinvested	4	11	1	—
Cost of shares redeemed	(14,104,725)	(17,677,282)	(54,597)	(132,309)

Change in net assets resulting from Premier capital transactions	$(226,137)	$2,025,909	$(7,757)	$(26,763)

Reserve
Proceeds from shares issued	$17,682,760	$35,370,956	$5,374,308	$9,519,776
Distributions reinvested	11	34	— (a)	—
Cost of shares redeemed	(18,043,613)	(35,906,642)	(5,374,479)	(9,529,243)

Change in net assets resulting from Reserve capital transactions	$(360,842)	$(535,652)	$(171)	$(9,467)

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS: (continued)
Service
Proceeds from shares issued	$—	$—	$1,775,620	$4,471,217
Distributions reinvested	—	—	3	—
Cost of shares redeemed	—	—	(1,771,387)	(4,501,035)

Change in net assets resulting from Service capital transactions	$—	$—	$4,236	$(29,818)

Total change in net assets resulting from capital transactions	$(675,205)	$494,792	$120,373	$(309,071)

SHARE TRANSACTIONS:
Agency
Issued	880,531	1,774,224	387,554	626,800
Reinvested	2	12	— (a)	5
Redeemed	(924,240)	(2,056,865)	(353,487)	(683,050)

Change in Agency Shares	(43,707)	(282,629)	34,067	(56,245)

Direct
Reinvested	— (a)	— (a)	—	—

Change in Direct Shares	— (a)	— (a)	—	—

Eagle Class
Issued	594,407	1,222,097	—	—
Reinvested	67	197	—	—
Redeemed	(590,496)	(887,083)	—	—

Change in Eagle Class Shares	3,978	335,211	—	—

E*Trade
Issued	—	—	281,699	687,704
Reinvested	—	—	96	175
Redeemed	—	—	(227,500)	(550,554)

Change in E*Trade Shares	—	—	54,295	137,325

Institutional Class
Issued	17,711,190	34,064,282	186,981	766,631
Reinvested	34	311	32	420
Redeemed	(17,704,775)	(35,138,630)	(163,543)	(1,113,103)

Change in Institutional Class Shares	6,449	(1,074,037)	23,470	(346,052)

Morgan
Issued	14,066,413	29,292,037	948,952	1,646,426
Reinvested	5	18	3	—
Redeemed	(14,121,364)	(29,266,065)	(936,722)	(1,624,450)

Change in Morgan Shares	(54,946)	25,990	12,233	21,976

Premier
Issued	13,878,584	19,703,180	46,839	105,532
Reinvested	4	11	1	—
Redeemed	(14,104,725)	(17,677,282)	(54,597)	(132,309)

Change in Premier Shares	(226,137)	2,025,909	(7,757)	(26,777)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	87

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS: (continued)
Reserve
Issued	17,682,760	35,370,956	5,374,308	9,519,803
Reinvested	11	34	— (a)	—
Redeemed	(18,043,613)	(35,906,642)	(5,374,479)	(9,529,243)

Change in Reserve Shares	(360,842)	(535,652)	(171)	(9,440)

Service
Issued	—	—	1,775,620	4,471,179
Reinvested	—	—	3	—
Redeemed	—	—	(1,771,387)	(4,501,035)

Change in Service Shares	—	—	4,236	(29,856)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	89

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund
Class B
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Class C
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Agency
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Capital
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Cash Management
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Direct
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 17, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$1,116	0.24%		0.01%		1.16%
1.00	0.01		1,886	0.33		0.01		1.16
1.00	0.01		2,829	0.29		0.01		1.16
1.00	0.01		4,473	0.31		0.01		1.16
1.00	0.00	(e)	6,932	0.59	(f)	0.00	(e)	1.17
1.00	1.62		13,709	0.99	(f)	1.52		1.17

1.00	0.01		22,361	0.24		0.01		1.16
1.00	0.01		9,087	0.32		0.01		1.16
1.00	0.01		9,993	0.29		0.01		1.16
1.00	0.01		12,361	0.32		0.01		1.16
1.00	0.00	(e)	6,723	0.58	(f)	0.00	(e)	1.17
1.00	1.62		11,057	0.99	(f)	1.52		1.17

1.00	0.01		9,441,848	0.24		0.02		0.31
1.00	0.08		7,532,479	0.26		0.08		0.31
1.00	0.04		8,019,311	0.26		0.04		0.31
1.00	0.07		12,815,353	0.26		0.07		0.31
1.00	0.26		11,341,161	0.28	(f)	0.27		0.32
1.00	2.34		14,591,611	0.27	(g)	2.27		0.32

1.00	0.04		61,326,256	0.18		0.07		0.21
1.00	0.16		68,141,597	0.18		0.16		0.21
1.00	0.12		75,485,880	0.18		0.12		0.21
1.00	0.15		76,648,261	0.18		0.14		0.21
1.00	0.35		86,818,790	0.18	(g)	0.35		0.22
1.00	2.44		82,462,192	0.18	(f)	2.30		0.22

1.00	0.01		675,763	0.24		0.01		0.96
1.00	0.01		702,440	0.32		0.01		0.96
1.00	0.01		527,614	0.29		0.01		0.96
1.00	0.01		565,910	0.32		0.01		0.96
1.00	0.00	(e)	385,509	0.53	(g)	0.00	(e)	0.97
1.00	1.63		334,078	0.97	(g)	1.52		0.97

1.00	0.01		628,524	0.24		0.01		0.31
1.00	0.04		754,195	0.30		0.04		0.31
1.00	0.02		1,558,831	0.28		0.02		0.31
1.00	0.03		1,183,658	0.29		0.03		0.31
1.00	0.04		1,009,356	0.30		0.04		0.30

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	91

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund (continued)
Eagle Class
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
May 10, 2010 (h) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

IM
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
May 31, 2012 (h) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Investor
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Morgan
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Premier
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Reserve
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$373,558	0.24%		0.01%		0.71%
1.00	0.01		431,169	0.35		0.01		0.71
1.00	0.01		838,513	0.29		0.01		0.71
1.00	0.01		1,207,045	0.41		0.01		0.88

1.00	0.05		100	0.16		0.09		0.16
1.00	0.12		100	0.16		0.16		0.16

1.00	0.02		27,339,096	0.21		0.04		0.26
1.00	0.13		23,495,745	0.21		0.13		0.26
1.00	0.09		26,769,490	0.21		0.09		0.26
1.00	0.12		29,886,053	0.21		0.11		0.26
1.00	0.32		39,053,068	0.22	(g)	0.32		0.27
1.00	2.40		45,721,168	0.22	(f)	2.28		0.27

1.00	0.01		426,380	0.24		0.01		0.51
1.00	0.01		403,330	0.33		0.01		0.51
1.00	0.01		520,797	0.29		0.01		0.51
1.00	0.01		480,917	0.32		0.01		0.51
1.00	0.00	(e)	613,967	0.32		0.00	(e)	0.50

1.00	0.01		2,733,580	0.24		0.01		0.51
1.00	0.01		2,549,889	0.33		0.01		0.51
1.00	0.01		2,667,326	0.29		0.01		0.51
1.00	0.01		2,936,414	0.31		0.01		0.51
1.00	0.10		3,892,404	0.45	(f)	0.13		0.52
1.00	2.09		7,939,483	0.52	(f)	2.05		0.52

1.00	0.01		2,210,786	0.24		0.01		0.46
1.00	0.01		2,540,125	0.33		0.01		0.46
1.00	0.01		3,338,000	0.29		0.01		0.46
1.00	0.01		5,021,450	0.31		0.01		0.46
1.00	0.13		5,852,367	0.42	(f)	0.14		0.47
1.00	2.14		10,888,362	0.47	(f)	2.08		0.47

1.00	0.01		1,398,879	0.24		0.01		0.71
1.00	0.01		1,449,080	0.32		0.01		0.71
1.00	0.01		1,526,992	0.29		0.01		0.71
1.00	0.01		1,781,936	0.31		0.01		0.71
1.00	0.04		2,569,511	0.52	(f)	0.04		0.72
1.00	1.89		3,927,075	0.72	(f)	1.74		0.72

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	93

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund (continued)
Service
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$1,845,130	0.24%	0.01%		1.06%
1.00	0.01		1,563,743	0.32	0.01		1.06
1.00	0.01		1,419,924	0.29	0.01		1.06
1.00	0.01		1,088,239	0.31	0.01		1.06
1.00	0.00	(e)	1,007,290	0.32	0.00	(e)	1.05

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	95

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund
Class B
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Class C
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Agency
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Capital
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

E*Trade
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
January 8, 2009 (h) through February 28, 2009	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.
(h)	Commencement of offering of class of shares.
(i)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$2,862	0.24%		0.01%		1.17%
1.00	0.01		3,643	0.35		0.01		1.17
1.00	0.01		6,248	0.30		0.01		1.17
1.00	0.02		9,102	0.33		0.01		1.17
1.00	0.00	(e)	17,713	0.63	(f)	0.00	(e)	1.18
1.00	1.71		34,781	0.99	(f)	1.57		1.19

1.00	0.01		355,926	0.24		0.01		1.17
1.00	0.01		364,445	0.34		0.01		1.17
1.00	0.01		398,734	0.30		0.01		1.17
1.00	0.02		419,195	0.33		0.01		1.18
1.00	0.00	(e)	420,552	0.59	(f)	0.00	(e)	1.18
1.00	1.71		468,725	0.98	(g)	1.74		1.18

1.00	0.01		90,078	0.24		0.02		0.32
1.00	0.09		122,386	0.26		0.09		0.32
1.00	0.05		134,975	0.26		0.05		0.32
1.00	0.09		415,248	0.26		0.08		0.33
1.00	0.30		308,594	0.28	(f)	0.31		0.33
1.00	2.43		451,480	0.27	(g)	2.42		0.33

1.00	0.04		3,546,478	0.18		0.07		0.22
1.00	0.17		2,806,226	0.18		0.17		0.22
1.00	0.13		2,985,462	0.18		0.13		0.22
1.00	0.17		2,296,780	0.18		0.16		0.22
1.00	0.40		3,953,966	0.19	(f)	0.39		0.23
1.00	2.53		3,953,504	0.18	(f)	2.40		0.23

1.00	0.03		4,838,725	0.20		0.05		1.07
1.00	0.05		2,446,643	0.27		0.05		1.07
1.00	0.05		199,806	0.26		0.05		1.07
1.00	0.06		187,244	0.29		0.05		1.07
1.00	0.03		179,380	0.32		0.05		1.06
1.00	0.06		1,761	1.03	(i)	0.21		1.09

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	97

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund (continued)
Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Investor
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Morgan
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Premier
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Reserve
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.
(h)	Commencement of offering of class of shares.
(i)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.02%	$2,538,469	0.21%		0.04%	0.27%
1.00	0.14	2,534,423	0.21		0.14	0.27
1.00	0.10	4,243,305	0.21		0.10	0.27
1.00	0.14	2,183,936	0.21		0.13	0.27
1.00	0.36	2,438,682	0.22	(f)	0.33	0.28
1.00	2.49	2,047,234	0.22	(f)	2.36	0.28

1.00	0.01	601,210	0.24		0.01	0.52
1.00	0.01	567,682	0.34		0.01	0.52
1.00	0.01	562,453	0.30		0.01	0.52
1.00	0.02	491,592	0.33		0.01	0.52
1.00	0.12	572,388	0.47	(f)	0.14	0.53
1.00	2.17	714,135	0.52	(g)	2.16	0.53

1.00	0.01	2,539,408	0.24		0.01	0.62
1.00	0.01	2,472,266	0.34		0.01	0.62
1.00	0.01	2,975,898	0.30		0.01	0.62
1.00	0.02	2,964,774	0.33		0.01	0.62
1.00	0.09	3,141,289	0.49	(f)	0.09	0.63
1.00	2.09	3,567,073	0.60	(g)	2.05	0.63

1.00	0.01	158,661	0.24		0.01	0.47
1.00	0.01	154,775	0.34		0.01	0.47
1.00	0.01	166,487	0.30		0.01	0.47
1.00	0.02	231,302	0.33		0.01	0.47
1.00	0.15	317,407	0.44	(f)	0.16	0.48
1.00	2.23	660,906	0.46	(g)	2.27	0.48

1.00	0.01	176,823	0.24		0.01	0.72
1.00	0.01	178,029	0.34		0.01	0.72
1.00	0.01	249,909	0.30		0.01	0.72
1.00	0.02	286,293	0.33		0.01	0.72
1.00	0.05	380,945	0.57	(f)	0.07	0.73
1.00	1.98	832,849	0.71	(g)	2.09	0.73

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	99

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund (continued)
Service
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.
(h)	Commencement of offering of class of shares.
(i)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$128,844	0.24%		0.01%		1.07%
1.00	0.01		118,015	0.34		0.01		1.07
1.00	0.01		156,429	0.30		0.01		1.07
1.00	0.02		216,160	0.33		0.01		1.07
1.00	0.00	(e)	352,780	0.64	(f)	0.00	(e)	1.08
1.00	1.62		768,490	1.07	(f)	1.43		1.09

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	101

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund
Agency
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Capital
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Direct
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 17, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Eagle Class
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
March 1, 2012 (h) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

IM
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
May 31, 2012 (h) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.01%.
(g)	Includes insurance expense of 0.02%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$11,298,356	0.11%		0.01%		0.31%
1.00	0.00	(e)	9,712,330	0.17		0.00	(e)	0.31
1.00	0.01		8,520,118	0.12		0.01		0.31
1.00	0.02		7,720,013	0.24		0.00	(e)	0.31
1.00	0.13		8,057,013	0.26		0.14		0.31
1.00	1.81		12,778,607	0.27	(f)	1.60		0.32

1.00	0.01		25,419,185	0.10		0.01		0.21
1.00	0.01		28,211,844	0.16		0.01		0.21
1.00	0.01		33,517,276	0.12		0.01		0.21
1.00	0.08		34,776,795	0.18		0.06		0.21
1.00	0.21		38,504,450	0.17		0.22		0.21
1.00	1.92		53,014,849	0.18	(g)	1.58		0.22

1.00	0.01		421,686	0.10		0.01		0.31
1.00	0.00	(e)	392,336	0.17		0.00	(e)	0.31
1.00	0.01		645,927	0.12		0.01		0.31
1.00	0.02		377,821	0.24		0.00	(e)	0.31
1.00	0.01		88,599	0.27		0.01		0.30

1.00	0.01		1,956,808	0.11		0.01		0.71
1.00	0.01		2,219,405	0.16		0.01		0.71

1.00	0.01		272,203	0.09		0.01		0.16
1.00	0.02		100	0.15		0.03		0.16

1.00	0.01		7,419,544	0.11		0.01		0.26
1.00	0.00	(e)	8,263,941	0.17		0.00	(e)	0.26
1.00	0.01		10,402,935	0.12		0.01		0.26
1.00	0.05		11,591,430	0.21		0.03		0.26
1.00	0.18		19,839,937	0.21		0.18		0.26
1.00	1.88		24,864,451	0.22	(g)	1.56		0.27

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	103

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund (continued)
Investor
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

Morgan
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Premier
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Reserve
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Service
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.01%.
(g)	Includes insurance expense of 0.02%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$5,048,007	0.11%		0.01%		0.51%
1.00	0.00	(e)	4,437,341	0.17		0.00	(e)	0.51
1.00	0.01		4,401,603	0.12		0.01		0.51
1.00	0.02		3,266,727	0.24		0.00	(e)	0.51
1.00	0.00		3,438,538	0.25		0.00	(e)	0.50

1.00	0.01		2,167,085	0.11		0.01		0.61
1.00	0.00	(e)	2,795,260	0.17		0.00	(e)	0.61
1.00	0.01		1,931,164	0.13		0.01		0.61
1.00	0.02		2,381,884	0.24		0.00	(e)	0.61
1.00	0.01		2,307,416	0.41		0.01		0.61
1.00	1.48		4,990,436	0.60	(f)	1.39		0.62

1.00	0.01		4,357,369	0.11		0.01		0.46
1.00	0.00	(e)	4,184,299	0.17		0.00	(e)	0.46
1.00	0.01		4,841,573	0.12		0.01		0.46
1.00	0.02		4,769,530	0.24		0.00	(e)	0.46
1.00	0.04		5,162,992	0.35		0.03		0.46
1.00	1.62		3,389,001	0.46	(f)	1.47		0.47

1.00	0.01		38,708	0.11		0.01		0.71
1.00	0.00	(e)	34,522	0.17		0.00	(e)	0.71
1.00	0.01		23,828	0.14		0.00	(e)	0.71
1.00	0.02		44,382	0.24		0.00	(e)	0.71
1.00	0.00	(e)	65,425	0.43		0.00	(e)	0.71
1.00	1.37		181,072	0.71	(f)	1.47		0.71

1.00	0.01		894,174	0.11		0.01		1.06
1.00	0.00	(e)	910,554	0.17		0.00	(e)	1.06
1.00	0.01		867,708	0.13		0.00	(e)	1.06
1.00	0.02		561,970	0.24		0.00	(e)	1.06
1.00	0.00		495,606	0.39		0.00	(e)	1.06
1.00	1.04		597,506	1.00	(f)	0.44		1.07

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	105

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund
Class B
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—		$—	(d)	$—	(d)	$—		$—		$—
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Class C
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Agency
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Direct
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 17, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Eagle Class
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
March 1, 2012 (h) through February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

IM
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
May 31, 2012 (h) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.01%.
(g)	Includes insurance expense of 0.02%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$152	0.10%		0.00%		1.16%
1.00	0.00	(e)	389	0.15		0.00	(e)	1.16
1.00	0.00	(e)	515	0.09		0.00	(e)	1.16
1.00	0.01		617	0.21		0.00	(e)	1.16
1.00	0.00		1,192	0.28	(f)	0.00	(e)	1.16
1.00	0.58		1,814	0.69	(g)	0.46		1.17

1.00	0.00		190,411	0.09		0.00		1.16
1.00	0.00	(e)	185,554	0.15		0.00	(e)	1.16
1.00	0.00	(e)	189,206	0.09		0.00	(e)	1.16
1.00	0.01		175,024	0.21		0.00	(e)	1.16
1.00	0.00		91,807	0.30	(f)	0.00	(e)	1.17
1.00	0.58		161,891	0.68	(g)	0.44		1.18

1.00	0.00		2,366,393	0.09		0.00		0.31
1.00	0.00	(e)	2,869,561	0.15		0.00		0.31
1.00	0.00	(e)	998,134	0.09		0.00	(e)	0.31
1.00	0.01		2,052,542	0.21		0.00	(e)	0.31
1.00	0.05		2,216,299	0.23	(f)	0.05		0.31
1.00	1.05		2,824,679	0.28	(g)	0.72		0.33

1.00	0.00		1,872,449	0.09		0.00		0.31
1.00	0.00	(e)	1,634,584	0.15		0.00		0.31
1.00	0.00	(e)	2,070,205	0.08		0.00	(e)	0.31
1.00	0.01		1,197,068	0.21		0.00	(e)	0.31
1.00	0.00	(e)	916,720	0.18		0.00	(e)	0.30

1.00	0.00		100	0.09		0.00		0.71
1.00	0.00	(e)	100	0.15		0.00		0.71

1.00	0.00		2,444,921	0.08		0.00		0.16
1.00	0.01		100	0.14		0.02		0.16

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	107

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund (continued)
Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—		$—	(d)	$—	(d)	$—		$—		$—
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Investor
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Morgan
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Premier
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Reserve
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Service
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—		—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.01%.
(g)	Includes insurance expense of 0.02%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$6,424,255	0.09%		0.00%		0.26%
1.00	0.00	(e)	7,555,937	0.15		0.00	(e)	0.26
1.00	0.00	(e)	6,946,570	0.08		0.00	(e)	0.26
1.00	0.02		5,796,795	0.20		0.01		0.26
1.00	0.08		7,994,678	0.20	(f)	0.09		0.26
1.00	1.12		12,044,908	0.22	(g)	0.73		0.28

1.00	0.00		238,004	0.09		0.00		0.51
1.00	0.00	(e)	300,429	0.15		0.00		0.51
1.00	0.00	(e)	381,781	0.08		0.00	(e)	0.51
1.00	0.01		461,529	0.21		0.00	(e)	0.51
1.00	0.00	(e)	861,277	0.29	(f)	0.00	(e)	0.52
1.00	0.84		1,126,084	0.49	(f)	0.84		0.52

1.00	0.00		592,167	0.09		0.00		0.61
1.00	0.00	(e)	597,117	0.15		0.00	(e)	0.61
1.00	0.00	(e)	554,548	0.10		0.00	(e)	0.61
1.00	0.01		875,074	0.21		0.00	(e)	0.61
1.00	0.00	(e)	981,399	0.29	(f)	0.00	(e)	0.61
1.00	0.79		1,648,642	0.53	(g)	0.75		0.62

1.00	0.00		599,614	0.09		0.00		0.46
1.00	0.00	(e)	611,667	0.15		0.00	(e)	0.46
1.00	0.00	(e)	618,249	0.09		0.00	(e)	0.46
1.00	0.01		720,085	0.21		0.00	(e)	0.46
1.00	0.00	(e)	860,500	0.28	(f)	0.00	(e)	0.46
1.00	0.88		1,393,368	0.45	(g)	0.77		0.47

1.00	0.00		945,578	0.09		0.00		0.71
1.00	0.00	(e)	915,908	0.15		0.00	(e)	0.71
1.00	0.00	(e)	998,994	0.09		0.00	(e)	0.71
1.00	0.01		1,074,397	0.21		0.00	(e)	0.71
1.00	0.00	(e)	1,223,618	0.29	(f)	0.00	(e)	0.71
1.00	0.72		2,020,603	0.57	(g)	0.54		0.73

1.00	0.00		100	0.09		0.00		1.06
1.00	0.00	(e)	100	0.15		0.00	(e)	1.06
1.00	0.00	(e)	100	0.09		0.00	(e)	1.06
1.00	0.01		100	0.21		0.00	(e)	1.06
1.00	0.00		100	0.21		0.00	(e)	1.05

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	109

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Federal Money Market Fund
Agency
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Morgan
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Premier
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Reserve
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$258,481	0.09%		0.01%		0.34%
1.00	0.01		258,642	0.11		0.01		0.33
1.00	0.00	(e)	786,165	0.11		0.00	(e)	0.33
1.00	0.02		1,070,681	0.22		0.00	(e)	0.31
1.00	0.11		1,371,397	0.26		0.11		0.31
1.00	1.76		1,583,121	0.28	(f)	1.50		0.32

1.00	0.01		3,312,879	0.09		0.01		0.29
1.00	0.01		3,259,389	0.12		0.01		0.28
1.00	0.00	(e)	4,325,820	0.10		0.00	(e)	0.28
1.00	0.04		5,169,215	0.21		0.02		0.26
1.00	0.16		9,147,745	0.21	(g)	0.18		0.26
1.00	1.82		18,216,366	0.21	(g)	1.70		0.27

1.00	0.01		123,765	0.08		0.02		0.64
1.00	0.01		127,920	0.12		0.01		0.63
1.00	0.00	(e)	140,119	0.11		0.00	(e)	0.63
1.00	0.02		260,943	0.22		0.00	(e)	0.61
1.00	0.00	(e)	171,067	0.38	(g)	0.00	(e)	0.61
1.00	1.42		271,793	0.60	(g)	1.42		0.62

1.00	0.01		334,045	0.09		0.01		0.49
1.00	0.01		292,491	0.12		0.01		0.48
1.00	0.00	(e)	435,501	0.11		0.00	(e)	0.48
1.00	0.02		669,328	0.22		0.00	(e)	0.46
1.00	0.02		872,798	0.37	(g)	0.03		0.46
1.00	1.57		1,648,481	0.46	(g)	1.47		0.47

1.00	0.01		10,430	0.09		0.01		0.74
1.00	0.01		18,231	0.12		0.01		0.73
1.00	0.00	(e)	11,368	0.09		0.01		0.73
1.00	0.02		6,455	0.23		0.00	(e)	0.71
1.00	0.00	(e)	107,259	0.38		0.00	(e)	0.71
1.00	1.32		74,937	0.70	(f)	1.06		0.72

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	111

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
100% U.S. Treasury Securities Money Market Fund
Agency
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—		$—	(d)	$—	(d)	$—		$—		$—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Capital
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Morgan
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$1,927,556	0.08%	0.00%		0.31%
1.00	0.00	(e)	2,685,908	0.10	0.00		0.31
1.00	0.00	(e)	1,914,902	0.06	0.00	(e)	0.31
1.00	0.01		1,828,609	0.16	0.00	(e)	0.31
1.00	0.00	(e)	1,522,013	0.19	0.00	(e)	0.30
1.00	1.03		2,172,668	0.25	0.97		0.31

1.00	0.00		9,756,261	0.07	0.00		0.21
1.00	0.00	(e)	9,726,191	0.10	0.00		0.21
1.00	0.00	(e)	8,254,673	0.05	0.00	(e)	0.21
1.00	0.01		5,104,707	0.16	0.00	(e)	0.21
1.00	0.05		6,104,553	0.14	0.05		0.20
1.00	1.13		7,615,191	0.16	1.12		0.21

1.00	0.00		9,137,891	0.07	0.00		0.26
1.00	0.00	(e)	8,763,499	0.10	0.00	(e)	0.26
1.00	0.00	(e)	7,246,605	0.06	0.00	(e)	0.26
1.00	0.01		6,677,266	0.16	0.00	(e)	0.26
1.00	0.02		4,975,391	0.17	0.03		0.25
1.00	1.09		12,766,575	0.20	1.06		0.26

1.00	0.00		1,665,407	0.08	0.00		0.61
1.00	0.00	(e)	1,969,401	0.10	0.00	(e)	0.61
1.00	0.00	(e)	1,512,492	0.05	0.00	(e)	0.61
1.00	0.01		1,391,343	0.16	0.00	(e)	0.61
1.00	0.00		1,313,218	0.19	0.00	(e)	0.60
1.00	0.77		2,103,069	0.53	0.75		0.61

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	113

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
100% U.S. Treasury Securities Money Market Fund (continued)
Premier
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—		$—	(d)	$—	(d)	$—		$—		$—
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Reserve
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Service
Six Months Ended August 31, 2013 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (f) through February 28, 2010	1.00	—		—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$1,284,345	0.08%	0.00%		0.46%
1.00	0.00	(e)	1,361,053	0.10	0.00	(e)	0.46
1.00	0.00	(e)	1,482,938	0.06	0.00	(e)	0.46
1.00	0.01		1,760,070	0.16	0.00	(e)	0.46
1.00	0.00		1,974,357	0.19	0.00	(e)	0.45
1.00	0.87		3,629,348	0.41	0.80		0.46

1.00	0.00		49,171	0.08	0.00		0.71
1.00	0.00	(e)	56,977	0.10	0.00	(e)	0.71
1.00	0.00	(e)	69,684	0.05	0.01		0.71
1.00	0.01		46,241	0.15	0.00	(e)	0.71
1.00	0.00		309,357	0.22	0.00	(e)	0.70
1.00	0.68		4,920,380	0.59	0.63		0.71

1.00	0.00		100	0.08	0.00		1.06
1.00	0.00	(e)	100	0.10	0.00		1.06
1.00	0.00	(e)	100	0.06	0.00	(e)	1.06
1.00	0.01		100	0.16	0.00	(e)	1.06
1.00	0.00		100	0.16	0.00	(e)	1.05

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	115

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Direct
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 17, 2009 (g) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Eagle Class
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
May 10, 2010 (g) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Morgan
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Premier
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.02%.
(g)	Commencement of offering of class of shares.
(h)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$366,858	0.15%		0.00	%(e)	0.31%
1.00	0.01		410,555	0.21		0.00	(e)	0.31
1.00	0.01		693,197	0.21		0.01		0.31
1.00	0.08		791,812	0.26		0.04		0.31
1.00	0.16		1,062,442	0.28	(f)	0.17		0.32
1.00	1.64		1,412,071	0.28	(f)	1.57		0.33

1.00	0.00	(e)	100	0.14		0.01		0.31
1.00	0.01		100	0.21		0.00	(e)	0.31
1.00	0.01		100	0.22		0.00	(e)	0.31
1.00	0.05		100	0.29		0.01		0.31
1.00	0.02		100	0.30	(f)	0.04		0.31

1.00	0.01		1,367,644	0.14		0.01		0.71
1.00	0.02		1,363,619	0.20		0.01		0.71
1.00	0.02		1,028,433	0.21		0.01		0.71
1.00	0.03		1,131,461	0.36		0.01		0.87

1.00	0.00	(e)	5,294,940	0.14		0.01		0.26
1.00	0.03		5,288,309	0.20		0.02		0.26
1.00	0.03		6,362,480	0.19		0.03		0.26
1.00	0.13		10,925,258	0.21		0.09		0.26
1.00	0.22		11,805,037	0.23	(f)	0.23		0.28
1.00	1.70		13,741,504	0.22	(f)	1.72		0.27

1.00	0.00	(e)	393,584	0.14		0.01		0.61
1.00	0.01		448,515	0.21		0.00	(e)	0.61
1.00	0.01		422,534	0.22		0.00	(e)	0.61
1.00	0.03		535,623	0.30		0.00	(e)	0.61
1.00	0.02		538,168	0.45	(h)	0.03		0.63
1.00	1.30		920,327	0.61	(f)	1.25		0.62

1.00	0.00	(e)	4,665,080	0.14		0.01		0.46
1.00	0.01		4,891,040	0.21		0.00	(e)	0.46
1.00	0.01		2,865,171	0.22		0.00	(e)	0.46
1.00	0.03		2,710,731	0.30		0.00	(e)	0.46
1.00	0.05		3,386,375	0.41	(h)	0.06		0.48
1.00	1.45		5,420,621	0.47	(f)	1.40		0.47

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	117

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Tax Free Money Market Fund (continued)
Reserve
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.02%.
(g)	Commencement of offering of class of shares.
(h)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$6,444,206	0.14%		0.01%		0.71%
1.00	0.01		6,804,823	0.21		0.00	(e)	0.71
1.00	0.01		7,340,658	0.22		0.00	(e)	0.71
1.00	0.03		6,317,759	0.30		0.00	(e)	0.71
1.00	0.00	(e)	6,223,699	0.45	(f)	0.01		0.73
1.00	1.19		8,490,457	0.72	(f)	1.17		0.72

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	119

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Municipal Money Market Fund
Agency
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

E*Trade
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

Morgan
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Premier
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.01%.
(g)	Includes insurance expense of 0.02%.
(h)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earning credits

$1.00	0.00	%(e)	$98,851	0.22%		0.01%		0.32%
1.00	0.04		64,782	0.26		0.04		0.32
1.00	0.07		121,010	0.26		0.06		0.32
1.00	0.13		31,324	0.26		0.12		0.32
1.00	0.37		129,810	0.27	(f)	0.28		0.33
1.00	1.78		72,466	0.28	(g)	1.69		0.34

1.00	0.01		1,928,503	0.21		0.01		1.07
1.00	0.01		1,874,152	0.28		0.01		1.07
1.00	0.01		1,736,816	0.31		0.01		1.07
1.00	0.02		1,696,495	0.36		0.01		1.07
1.00	0.01		1,557,507	0.63	(g)	0.01		1.09
1.00	1.06		1,370,189	0.99	(g)	1.08		1.09

1.00	0.01		226,476	0.19		0.03		0.27
1.00	0.08		202,999	0.21		0.09		0.27
1.00	0.11		548,856	0.21		0.12		0.27
1.00	0.18		942,748	0.21		0.17		0.27
1.00	0.42		1,580,078	0.22	(f)	0.34		0.28
1.00	1.84		465,898	0.22	(g)	1.83		0.29

1.00	0.00	(e)	368,394	0.22		0.00	(e)	0.62
1.00	0.00		356,149	0.29		0.00	(e)	0.62
1.00	0.00	(e)	334,195	0.32		0.00	(e)	0.62
1.00	0.01		320,868	0.37		0.00	(e)	0.62
1.00	0.11		351,200	0.54	(g)	0.12		0.64
1.00	1.45		430,604	0.61	(g)	1.41		0.64

1.00	0.00	(e)	44,279	0.22		0.00	(e)	0.47
1.00	0.00		52,034	0.29		0.00	(e)	0.47
1.00	0.00	(e)	78,792	0.32		0.00	(e)	0.47
1.00	0.01		113,158	0.37		0.00	(e)	0.47
1.00	0.20		165,573	0.44	(f)	0.14		0.48
1.00	1.59		76,975	0.47	(g)	1.60		0.49

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	121

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Municipal Money Market Fund (continued)
Reserve
Six Months Ended August 31, 2013 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

Service
Six Months Ended August 31, 2013 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Includes insurance expense of 0.01%.
(g)	Includes insurance expense of 0.02%.
(h)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earning credits

$1.00	0.00	%(e)	$45,081	0.22%		0.00	%(e)	0.72%
1.00	0.00		45,250	0.30		0.00		0.72
1.00	0.00	(e)	54,714	0.32		0.00	(e)	0.72
1.00	0.01		59,602	0.37		0.00	(e)	0.72
1.00	0.06		125,114	0.59	(f)	0.06		0.74
1.00	1.34		137,957	0.71	(g)	1.36		0.74

1.00	0.00	(e)	247,618	0.22		0.00	(e)	1.07
1.00	0.00		243,374	0.29		0.00		1.07
1.00	0.00	(e)	273,172	0.32		0.00	(e)	1.07
1.00	0.01		313,757	0.37		0.00	(e)	1.07
1.00	0.00	(e)	414,008	0.49	(g)	0.00	(e)	1.07
1.00	1.01		89,126	1.03	(h)	0.78		1.10

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	123

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 8 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Prime Money Market Fund	Class B, Class C, Agency, Capital, Cash Management, Direct, Eagle Class, IM*, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM I	Diversified
Liquid Assets Money Market Fund	Class B, Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Government Money Market Fund	Agency, Capital, Direct, Eagle Class**, IM*, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Treasury Plus Money Market Fund	Class B, Class C, Agency, Direct, Eagle Class**, IM*, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
Federal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
100% U.S. Treasury Securities Money Market Fund	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified
Tax Free Money Market Fund	Agency, Direct, Eagle Class, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
Municipal Money Market Fund	Agency, E*Trade, Institutional Class, Morgan, Premier, Reserve and Service	JPM II	Diversified

The investment objective of Prime Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The investment objective of Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund is to seek current income with liquidity and stability of principal.

The investment objective of U.S. Government Money Market Fund is to seek high current income with liquidity and stability of principal.

The investment objective of Federal Money Market Fund is to provide current income while still preserving capital and maintaining liquidity.

The investment objective of 100% U.S. Treasury Securities Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The investment objective of Tax Free Money Market Fund is to provide the highest level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The investment objective of Municipal Money Market Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

* IM Shares commenced operations on May 31, 2012, for Prime Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund.

** Eagle Class Shares commenced operations on March 1, 2012, for U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund.

Effective November 1, 2009, Class B Shares of the Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who have invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Morgan Shares.

Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Morgan Shares after eight years. No sales charges are assessed with respect to the Agency, Capital, Cash Management, Direct, Eagle Class, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

124	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

A. Valuation of Investments — Each Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market based net asset value per share (“NAV”) of the Fund. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2013, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Prime Money Market Fund
Total Investments in Securities (a)	$—	$108,615,141	$—	$108,615,141

Liquid Assets Money Market Fund
Total Investments in Securities (a)	$—	$15,086,728	$—	$15,086,728

U.S. Government Money Market Fund
Total Investments in Securities (a)	$—	$59,262,954	$—	$59,262,954

U.S. Treasury Plus Money Market Fund
Total Investments in Securities (a)	$—	$14,398,329	$—	$14,398,329

Federal Money Market Fund
Total Investments in Securities (a)	$—	$4,023,942	$—	$4,023,942

100% U.S. Treasury Securities Money Market Fund
Total Investments in Securities (a)	$—	$23,802,827	$—	$23,802,827

Tax Free Money Market Fund
Total Investments in Securities (a)	$—	$19,066,018	$—	$19,066,018

Municipal Money Market Fund
Total Investments in Securities (a)	$—	$2,931,545	$—	$2,931,545

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

There were no transfers between any levels during the six months ended August 31, 2013.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and includes, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	125

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

The following are the value and percentage of net assets of illiquid securities as of August 31, 2013 (amounts in thousands):

	Value	Percentage
Prime Money Market Fund	$3,400,000	3.1%
Liquid Assets Money Market Fund	442,000	2.9
U.S. Government Money Market Fund	1,700,000	2.9
U.S. Treasury Plus Money Market Fund	300,000	1.9
Tax Free Money Market Fund	77,865	0.4
Municipal Money Market Fund	120,025	4.1

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the J.P. Morgan Investment Management Inc. (the “Advisor” or “JPMIM”) credit guidelines. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2013, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Advisor, acts as the investment advisor to the Funds. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each Fund and for such services is paid a fee. The Advisor’s fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is 0.08%.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the six months ended August 31, 2013, the effective annualized rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

126	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class B, Class C, Cash Management, Eagle Class, E*Trade, Morgan, Reserve, and Service Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Agency, Capital, Direct, IM, Institutional Class, Investor and Premier Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class B	Class C	Cash Management	Eagle Class	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	0.75%	0.50%	0.25%	n/a	n/a	0.25%	0.60%
Liquid Assets Money Market Fund	0.75	0.75	n/a	n/a	0.60%	0.10%	0.25	0.60
U.S. Government Money Market Fund	n/a	n/a	n/a	0.25	n/a	0.10	0.25	0.60
U.S. Treasury Plus Money Market Fund	0.75	0.75	n/a	0.25	n/a	0.10	0.25	0.60
Federal Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	0.60
Tax Free Money Market Fund	n/a	n/a	n/a	0.25	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	n/a	n/a	n/a	0.60	0.10	0.25	0.60

The Distributor waived Distribution fees as outlined in Note 3.F.

In addition, the Distributor is entitled to receive the CDSC from redemptions of Class B and Class C Shares. For the six months ended August 31, 2013, the Distributor retained the following amounts (in thousands):

	CDSC
Prime Money Market Fund	$—	(a)
Liquid Assets Money Market Fund	1
U.S. Treasury Plus Money Market Fund	—	(a)

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class B	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.25%	0.25%	0.15%	0.05%	0.30%	0.15%	0.30%
Liquid Assets Money Market Fund	0.25	0.25	0.15	0.05	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	n/a	0.15	0.05	n/a	0.15	0.30
U.S. Treasury Plus Money Market Fund	0.25	0.25	0.15	n/a	n/a	0.15	0.30
Federal Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.15	0.05	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.15	n/a	n/a	0.15	0.30
Municipal Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.10%	0.35%	0.35%	0.30%	0.30%	0.30%
Liquid Assets Money Market Fund	0.30%	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Government Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Treasury Plus Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
Federal Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	0.30
Tax Free Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	0.30	0.30

The IM Shares do not pay a fee under the Shareholder Servicing Agreement.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	127

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds, except IM Shares, to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class B	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.97%	0.97%	0.26%	0.18%	0.96%	0.30%	0.70%
Liquid Assets Money Market Fund	0.97	0.97	0.26	0.18	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	n/a	0.26	0.18	n/a	0.30	0.70
U.S. Treasury Plus Money Market Fund	0.97	0.97	0.26	n/a	n/a	0.30	0.70
Federal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.26	0.18	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.26	n/a	n/a	0.30	0.70
Municipal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a
	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	0.51%	0.52%	0.45%	0.70%	1.05%
Liquid Assets Money Market Fund	1.00%	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	1.00	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the six months ended August 31, 2013. The contractual expense limitation percentages in the table above are in place until at least June 30, 2014. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2013. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2013, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total
Prime Money Market Fund	$163	$—	$18,971	$19,134
Liquid Assets Money Market Fund	29	150	3,585	3,764
U.S. Government Money Market Fund	142	—	8,938	9,080
U.S. Treasury Plus Money Market Fund	34	—	2,856	2,890
Federal Money Market Fund	—	—	1,427	1,427
100% U.S. Treasury Securities Money Market Fund	35	—	4,423	4,458
Tax Free Money Market Fund	—	—	2,071	2,071
Municipal Money Market Fund	7	22	888	917

128	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Voluntary Waivers
	Investment Advisory	Administration	Shareholder Servicing	Distribution	Total
Prime Money Market Fund	$—	$—	$12,103	$8,999	$21,102
Liquid Assets Money Market Fund	1	—	8,467	15,689	24,157
U.S. Government Money Market Fund	18,016	312	31,908	6,851	57,087
U.S. Treasury Plus Money Market Fund	5,201	675	7,258	2,128	15,262
Federal Money Market Fund	1,517	438	1,097	87	3,139
100% U.S. Treasury Securities Money Market Fund	8,565	1,429	9,238	978	20,210
Tax Free Money Market Fund	3,213	32	18,833	10,132	32,210
Municipal Money Market Fund	32	—	2,671	6,757	9,460

G. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2013, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker-dealers. For the six months ended August 31, 2013, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Class Specific Expenses

The Funds’ class specific gross expenses for the six months ended August 31, 2013 were as follows (amounts in thousands):

	Distribution	Shareholder Servicing
Prime Money Market Fund
Class B	$5	$2
Class C	56	18
Agency	—	6,365
Capital	—	15,694
Cash Management	1,757	1,054
Direct	—	556
Eagle Class	509	611
Institutional Class	—	12,860
Investor	—	780
Morgan	—	4,401
Premier	—	3,709
Reserve	1,784	2,141
Service	4,892	2,446

	$9,003	$50,637

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	129

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

	Distribution		Shareholder Servicing
Liquid Assets Money Market Fund
Class B	$12		$4
Class C	1,324		441
Agency	—		77
Capital	—		747
E*Trade	12,535		6,268
Institutional Class	—		1,301
Investor	—		1,041
Morgan	1,238		4,335
Premier	—		175
Reserve	250		300
Service	373		187

	$15,732		$14,876

U.S. Government Money Market Fund
Agency	$—		$8,113
Capital	—		6,773
Direct	—		334
Eagle Class	2,635		3,162
Institutional Class	—		3,615
Investor	—		8.329
Morgan	1,371		4,797
Premier	—		6,530
Reserve	52		63
Service	2,794		1,397

	$6,852		$43,113

U.S. Treasury Plus Money Market Fund
Class B	$1		$—	(a)
Class C	699		233
Agency	—		1,783
Direct	—		1,232
Eagle Class	—	(a)	—	(a)
Institutional Class	—		3,539
Investor	—		513
Morgan	293		1,025
Premier	—		884
Reserve	1,136		1,364
Service	—	(a)	—	(a)

	$2,129		$10,573

Federal Money Market Fund
Agency	$—		$197
Institutional Class	—		1,603
Morgan	55		193
Premier	—		491
Reserve	33		39

	$88		$2,523

100% U.S. Treasury Securities Money Market Fund
Agency	$—		$1,714
Capital	—		2,352
Institutional Class	—		4,278
Morgan	908		3,177
Premier	—		2,056
Reserve	70		84
Service	—		—

	$978		$13,661

130	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Distribution	Shareholder Servicing
Tax Free Money Market Fund
Agency	$—	$303
Direct	—	—
Eagle Class	1,681	2,018
Institutional Class	—	2,593
Morgan	213	746
Premier	—	6,812
Reserve	8,238	9,885

	$10,132	$22,357

Municipal Money Market Fund
Agency	$—	$44
E*Trade	5,781	2,890
Institutional Class	—	117
Morgan	176	617
Premier	—	68
Reserve	55	65
Service	745	373

	$6,757	$4,174

(a)	Amount rounds to less than $1,000.

5. Federal Income Tax Matters

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At February 28, 2013, the Funds did not have post-enactment net capital loss carryforwards.

At February 28, 2013, the Funds had pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

2019
Municipal Money Market Fund	$154

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 11, 2013.

As of August 31, 2013, the Liquid Assets Money Market Fund had no outstanding loans to another fund. Average loans for the six months ended August 31, 2013, were as follows (amounts in thousands):

	Average Loans	Average Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$29,581	1	$6

Interest earned, if any, as a result of lending money to another fund as of August 31, 2013 is included in Income from interfund lending (net) in the Statements of Operations.

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	131

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2013, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s outstanding shares for each of the Liquid Assets Money Market Fund, Municipal Money Market Fund, Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Tax Free Money Market Fund.

In addition, Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Municipal Money Market Fund, Federal Money Market Fund and Tax Free Money Market Fund each have a shareholder or shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own significant portions of the Funds’ outstanding shares.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

The Municipal Money Market Fund and Tax Free Money Market Fund invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers. The value of these investments may be impacted by changes to bond insurers’ ratings and the Municipal Money Market Fund’s and Tax Free Money Market Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

132	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, MARCH 1, 2013, and continued to hold your shares at the end of the reporting period, AUGUST 31, 2013

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2013	Ending Account Value, August 31, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
Prime Money Market Fund
Class B
Actual	$1,000.00	$1,000.10	$1.21	0.24%
Hypothetical	1,000.00	1,024.00	1.22	0.24
Class C
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Agency
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Capital
Actual	1,000.00	1,000.40	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Cash Management
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Direct
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Eagle Class
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
IM
Actual	1,000.00	1,000.50	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16
Institutional Class
Actual	1,000.00	1,000.20	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	133

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2013	Ending Account Value, August 31, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
Prime Money Market Fund (continued)
Investor
Actual	$1,000.00	$1,000.10	$1.21	0.24%
Hypothetical	1,000.00	1,024.00	1.22	0.24
Morgan
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Premier
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Reserve
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Service
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24

Liquid Assets Money Market Fund
Class B
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Class C
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Agency
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Capital
Actual	1,000.00	1,000.40	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
E*Trade
Actual	1,000.00	1,000.30	1.01	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20
Institutional Class
Actual	1,000.00	1,000.20	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Investor
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Morgan
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Premier
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Reserve
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
Service
Actual	1,000.00	1,000.10	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24

U.S. Government Money Market Fund
Agency
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11

134	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Beginning Account Value March 1, 2013	Ending Account Value, August 31, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
U.S. Government Money Market Fund (continued)
Capital
Actual	$1,000.00	$1,000.10	$0.50	0.10%
Hypothetical	1,000.00	1,024.70	0.51	0.10
Direct
Actual	1,000.00	1,000.10	0.50	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10
Eagle Class
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11
IM
Actual	1,000.00	1,000.10	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
Institutional Class
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11
Investor
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11
Morgan
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11
Premier
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11
Reserve
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11
Service
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.65	0.56	0.11

U.S. Treasury Plus Money Market Fund
Class B
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10
Class C
Actual	1,000.00	1,000.00	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
Agency
Actual	1,000.00	1,000.00	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
Direct
Actual	1,000.00	1,000.00	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
Eagle Class
Actual	1,000.00	1,000.00	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
IM
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
Institutional Class
Actual	1,000.00	1,000.00	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
Investor
Actual	1,000.00	1,000.00	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	135

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2013	Ending Account Value, August 31, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
U.S. Treasury Plus Money Market Fund (continued)
Morgan
Actual	$1,000.00	$1,000.00	$0.45	0.09%
Hypothetical	1,000.00	1,024.75	0.46	0.09
Premier
Actual	1,000.00	1,000.00	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
Reserve
Actual	1,000.00	1,000.00	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
Service
Actual	1,000.00	1,000.00	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09

Federal Money Market Fund
Agency
Actual	1,000.00	1,000.10	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
Institutional Class
Actual	1,000.00	1,000.10	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
Morgan
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
Premier
Actual	1,000.00	1,000.10	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09
Reserve
Actual	1,000.00	1,000.10	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09

100% U.S. Treasury Securities Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
Capital
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Institutional Class
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.85	0.36	0.07
Morgan
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
Premier
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
Reserve
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
Service
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08

Tax Free Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.76	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15

136	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

	Beginning Account Value March 1, 2013	Ending Account Value, August 31, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
Tax Free Money Market Fund (continued)
Direct
Actual	$1,000.00	$1,000.00	$0.71	0.14%
Hypothetical	1,000.00	1,024.50	0.71	0.14
Eagle Class
Actual	1,000.00	1,000.10	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Institutional Class
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Morgan
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Premier
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Reserve
Actual	1,000.00	1,000.00	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14

Municipal Money Market Fund
Agency
Actual	1,000.00	1,000.00	1.11	0.22
Hypothetical	1,000.00	1,024.10	1.12	0.22
E*Trade
Actual	1,000.00	1,000.10	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Institutional Class
Actual	1,000.00	1,000.10	0.96	0.19
Hypothetical	1,000.00	1,024.25	0.97	0.19
Morgan
Actual	1,000.00	1,000.00	1.11	0.22
Hypothetical	1,000.00	1,024.10	1.12	0.22
Premier
Actual	1,000.00	1,000.00	1.11	0.22
Hypothetical	1,000.00	1,024.10	1.12	0.22
Reserve
Actual	1,000.00	1,000.00	1.11	0.22
Hypothetical	1,000.00	1,024.10	1.12	0.22
Service
Actual	1,000.00	1,000.00	1.11	0.22
Hypothetical	1,000.00	1,024.10	1.12	0.22

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	137

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2013. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2013. The information necessary to complete your income tax returns for the calendar year ending December 31, 2013 will be provided under separate cover.

Qualified Interest Income (QII) and Short Term Gains

For the fiscal year ended February 28, 2013 the Funds designate the following amounts or maximum allowable amounts of ordinary distributions paid during the Fund’s fiscal year that are from qualified interest income and short-term capital gain (amounts in thousands):

	Qualified Interest Income	Short-Term Gain
Prime Money Market Fund	$90,358	$1,392
Liquid Assets Money Market Fund	7,208	70
U.S. Government Money Market Fund	4,618	380
U.S. Treasury Plus Money Market Fund	21	20
Federal Money Market Fund	483	39
100% U.S. Treasury Securities Money Market Fund	222	223

138	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2013, at which the Trustees considered the continuation of each of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2013.

The Trustees, as part of their review of the investment advisory arrangements for the J.P. Morgan Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to certain J.P. Morgan Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreements with representatives of the Advisor and with counsels to the Trusts and independent Trustees and received a memorandum from independent counsel to the

Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trusts and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s compliance structure and ongoing compliance processes. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions or concerns raised by them, including the Advisor’s willingness to consider

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	139

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market fund assets advised by the Advisor, and that the Funds benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Federal Money Market Fund and Tax Free Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance

140	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Advisor. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s performance was in the first, second and first quintiles for the Institutional shares, and in the second, second and first quintiles for the Morgan shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and in the third and fourth quintiles for the Service shares for the one- and three-year periods ended December 31, 2012, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Liquid Assets Money Market Fund’s performance was in the first quintile for the Institutional shares for each of the one-, three-, and five year periods ended December 31, 2012, in the second, second and first quintiles for the Morgan shares, and in the third, fourth and fifth quintiles for the Service shares for the one-, three-, and five-year periods ended December 31, 2012, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the U.S. Government Money Market Fund’s performance was in the fifth, second and first quintiles for Institutional shares, in the fourth, second and second quintiles for Morgan shares, and in the fifth, third and fifth quintiles for the Service shares for the one-, three-, and five-year periods ended December 31, 2012, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s performance was in the fourth, first and first quintiles for Institutional shares, and in the third, third and second quintiles for the Morgan shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and in the fourth quintile for the Service shares for both the one- and three-year periods ended December 31, 2012. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Federal Money Market Fund’s performance was in the second, second and first quintiles for Institutional shares and in the first, second and second quintiles for Morgan shares for the one-, three-, and five-year periods ended December 31, 2012, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s performance was in the fourth, first and second quintiles for Institutional shares and in the third, first and second quintiles for the Morgan shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and in the fourth and first quintiles for the Service shares for the one- and three-year periods ended December 31, 2012, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Tax Free Money Market Fund’s performance was in the first, second and second quintiles for Institutional shares, and in the second, first and fourth quintiles for Morgan shares, for the one-, three-, and five-year periods ended December 31, 2012, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Municipal Money Market Fund’s performance was in the first quintile for Institutional shares for each of the one-, three-, and five-year periods ended December 31, 2012, in the fourth, fifth, and third quintiles for Morgan shares, and in the fourth, fourth and fifth quintiles for the Service shares for the one-, three-, and five-year periods ended December 31, 2012, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in

AUGUST 31, 2013	J.P. MORGAN MONEY MARKET FUNDS	141

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s net advisory fee for each of the Institutional, Morgan and Service shares was in the fourth quintile, and that the actual total expenses for Institutional, Morgan and Service shares were in the third, fifth and fifth quintiles of the Universe Group, respectively. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fee for each of the Institutional, Morgan and Service shares was in the fourth quintile and that the actual total expenses were in the third, fifth, and fifth quintiles of the Universe Group respectively. After considering the factors identified above, and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee for the Institutional, Morgan and Service shares was in the fourth, fifth and fourth quintiles, respectively, and that the actual total expenses were in the fourth quintile of the Universe Group for each of the Institutional, Morgan, and Service Shares. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee and total expenses were in the fifth quintile of the Universe Group for each of the Institutional, Morgan and Service shares. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Federal Money Market Fund’s net advisory fee for Institutional and Morgan shares were in the second and third quintiles, respectively, and that the actual total expenses for both the Institutional and Morgan shares were in the first quintile of the Universe Group. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee for Institutional, Morgan and Service shares were in the fourth, fifth and fourth quintiles, respectively, and that the actual total expenses for each of the Institutional, Morgan and Service shares were in the second quintile of the Universe Group. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Tax Free Money Market Fund’s net advisory fee for Institutional and Morgan shares were in the third and fourth quintiles, respectively, and that the actual total expenses for both the Institutional and Morgan shares were in the third quintile of the Universe Group. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Municipal Money Market Fund’s net advisory fee for the Institutional, Morgan and Service shares were in the third, fourth and third quintiles, respectively, and that the actual total expenses for Institutional, Morgan, and Service Class shares were in the third, fifth, and fifth quintiles, respectively, of the Universe Group. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

142	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2013

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2013. All rights reserved. August 2013	SAN-MMKT-813

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2013 (Unaudited)

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Short Duration High Yield Fund

JPMorgan Treasury & Agency Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 30, 2013 (Unaudited)

Dear Shareholder:

While market volatility was elevated at times, developed market equities, in aggregate, posted strong returns for the six months ended August 31, 2013. For much of the period, stocks were supported by solid corporate earnings and robust demand from investors looking to generate higher returns in the low interest rate environment. Despite signaling a potential policy shift, the U.S. Federal Reserve (“Fed”) continued to pursue its highly accommodative policies in an attempt to lower unemployment and spur the economy. Central banks overseas also did their part to support their economies. The European Central Bank (“ECB”) remained committed to preserving the euro, as it cut rates and introduced new programs designed to aid struggling euro zone members. Elsewhere, the Bank of Japan embarked on a major asset purchase program as a new pro-growth government came into power late in 2012.

“Despite signaling a potential policy shift, the U.S. Federal Reserve continued to pursue its highly accommodative policies...”

Positive investor sentiment was interrupted, however, in June 2013 when Fed Chairman Bernanke indicated that the central bank may begin to “taper” its asset purchase program later this year. This triggered a sharp decline in global equities, although they quickly regained their footing and rallied sharply in July. The market again declined in August, however, given uncertainties surrounding Fed policy and potential military action in Syria. Despite these periodic setbacks, U.S. stocks rose sharply during the six months ended August 31, 2013. Overseas, developed international stocks produced more modest gains, while emerging market equities performed poorly given concerns regarding China’s economy and rising U.S. interest rates.

U.S. Treasury Yields Rise Sharply

Talk of Fed tapering negatively impacted the fixed income markets. While U.S. Treasury security yields continue to be low from a historical perspective, they ended the period sharply higher than when the reporting period began. The yield for 10-year U.S. Treasury securities ended August 31, 2013 at 2.78%, while the yields for 2- and 30-year U.S. Treasury securities finished the reporting period at 0.39% and 3.70%, respectively. Amid the rising interest rate environment, the overall U.S. fixed income market generated a negative return for the reporting period. High yield bonds (also known as junk bonds), in contrast, posted a modest gain, whereas emerging market debt securities fell sharply.

Diversification and a Long-term Focus Remain Paramount

While the global economy is far from robust, it is still on a growth path. While the Fed chose to delay the tapering of its asset purchase program at its mid-September meeting (after the reporting period ended), the expansion in the U.S. appears to be sustainable. In addition, recent data shows that Europe has emerged from its lengthy recession. Elsewhere, pro-growth initiatives in Japan have thus far yielded positive results. While growth in China has moderated, we believe the government has the tools at its disposal to avoid a “hard landing.”

We are encouraged by the stock market’s resiliency in the face of recent volatility. In addition, there have been signs that equity market correlations are decreasing, which could create a more favorable environment for active managers. Also, given the recent sell-off in the bond market, valuations in a number of fixed income sectors have become more attractive.

As recent market volatility has demonstrated, it is critically important to have a diversified investment portfolio that is allocated among a number of asset classes. Maintaining a long-term focus for your investment portfolio is also key, as market volatility can be elevated at times given the uncertain economic and geopolitical environment.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

The fixed income market experienced periods of heightened volatility during the six-month reporting period ended August 31, 2013. This was triggered by a number of factors, including uncertainties surrounding future Federal Reserve Board (“Fed”) monetary policy, mixed economic data, geopolitical issues and several periods of investor risk aversion. The spread sectors (non-U.S. Treasury securities) initially performed well, as investors sought to generate incremental yield in the low interest rate environment. However, as the reporting period progressed, the spread sectors, along with U.S. government securities, performed poorly. This change in direction began in May, as Fed Chairman Bernanke said that the central bank may begin to taper its asset purchase program later this year. This caused U.S. Treasury yields to move sharply higher and negatively impacted the overall fixed income market (Treasury yields and bond prices generally move in the opposite direction).

2	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Core Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-2.41%
Barclays U.S. Aggregate Index	-2.61%

Net Assets as of 8/31/2013 (In Thousands)	$25,286,132
Duration as of 8/31/2013	4.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. The reporting period was also challenging for the Fund, as it posted a negative absolute return. However, the Fund modestly outperformed the Barclays U.S. Aggregate Index (the “Benchmark”) for the reporting period. During the six months ended August 31, 2013, the Fund’s duration was shorter than that of the Benchmark, which contributed to relative performance. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. Also contributing to relative performance were the Fund’s security selection and underweight position relative to the Benchmark in the investment grade corporate bond sector. Elsewhere, an out-of-Benchmark allocation to agency collateralized mortgage obligations was also beneficial given the sector’s outperformance versus the Benchmark.

Detracting from relative performance during the reporting period was the Fund’s yield curve positioning. Specifically, the Fund was overweight the five-to-ten-year portion of the curve, which saw the greatest rise in rates. The Fund’s modest out-

of-Benchmark position in Treasury Inflation-Protected Securities (“TIPS”) was also detrimental to relative performance as TIPS performed poorly during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight U.S. Treasuries and overweight mortgage-backed securities. The Fund was overweight the intermediate part of the yield curve (5-10 years) and underweight the front (1-5 years) and long (20-30 years) segments of the yield curve.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	29.2%
U.S. Treasury Obligations	20.7
Corporate Bonds	18.7
Mortgage Pass-Through Securities	16.8
Asset-Backed Securities	6.0
Commercial Mortgage-Backed Securities	4.1
U.S. Government Agency Securities	2.7
Others (each less than 1.0%)	1.3
Short-Term Investment	0.5

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	3

JPMorgan Core Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	5/1/92
Without Sales Charge		(2.49)%	(1.97)%	5.60%	4.95%
With Sales Charge**		(6.16)	(5.63)	4.81	4.56
CLASS B SHARES	8/26/96
Without CDSC		(2.81)	(2.68)	4.89	4.42
With CDSC***		(7.81)	(7.68)	4.56	4.42
CLASS C SHARES	3/22/99
Without CDSC		(2.72)	(2.59)	4.91	4.27
With CDSC****		(3.72)	(3.59)	4.91	4.27
CLASS R2 SHARES	11/3/08	(2.61)	(2.28)	5.31	4.69
CLASS R5 SHARES	5/15/06	(2.35)	(1.68)	5.90	5.22
CLASS R6 SHARES	2/22/05	(2.33)	(1.66)	5.96	5.30
SELECT CLASS SHARES	6/1/91	(2.41)	(1.81)	5.76	5.13

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2, Class R5 and Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class R5, Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Bond Fund, the Barclays U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-1.66%
Barclays U.S. Aggregate Index	-2.61%

Net Assets as of 8/31/2013 (In Thousands)	$2,555,342
Duration as of 8/31/2013	5.0 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Plus Bond Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. The reporting period was also challenging for the Fund, as it posted a negative absolute return. However, the Fund (Select Class Shares) outperformed the Barclays U.S. Aggregate Index (the “Benchmark”) for the reporting period. The Fund’s outperformance was driven primarily by the Fund’s shorter duration relative to that of the Benchmark. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s out-of-Benchmark allocation to high yield bonds (also known as “junk bonds”) was beneficial for results as these securities significantly outperformed the Benchmark for the reporting period. An out-of- Benchmark allocation to collateralized mortgage obligations, asset-backed securities, and commercial mortgage-backed securities was also beneficial given the sector’s outperformance versus the Benchmark.

Detracting from relative performance during the reporting period was the Fund’s security selection among agency and Treasury securities. The Fund’s positions in these sectors generally had longer durations than those in the Benchmark, which was a drag on relative performance. The Fund’s modest out-of-Benchmark position in Treasury Inflation-Protected

Securities (“TIPS”) was also detrimental to relative performance as the sector performed poorly during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight U.S. Treasuries. The Fund was overweight the intermediate part of the yield curve (5-10 years) and underweight the front (1-5 years) and long (20-30 years) segments of the yield curve.

PORTFOLIO COMPOSITION***
Corporate Bonds	36.5%
Collateralized Mortgage Obligations	18.0
U.S. Treasury Obligations	12.1
Mortgage Pass-Through Securities	10.3
Commercial Mortgage-Backed Securities	8.6
Asset-Backed Securities	7.8
Foreign Government Securities	1.7
U.S. Government Agency Securities	1.4
Loan Assignments	1.2
Others (each less than 1.0%)	1.9
Short-Term Investment	0.5

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	5

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	3/5/93
Without Sales Charge		(1.72)%	(0.04)%	6.57%	5.25%
With Sales Charge**		(5.39)	(3.78)	5.77	4.84
CLASS B SHARES	5/31/95
Without CDSC		(2.02)	(0.69)	5.92	4.74
With CDSC***		(7.02)	(5.69)	5.60	4.74
CLASS C SHARES	5/30/00
Without CDSC		(2.04)	(0.81)	5.91	4.61
With CDSC****		(3.04)	(1.81)	5.91	4.61
CLASS R2 SHARES	11/3/08	(1.91)	(0.54)	6.17	4.88
CLASS R6 SHARES	2/22/05	(1.54)	0.29	6.99	5.65
INSTITUTIONAL CLASS SHARES	6/19/09	(1.47)	0.23	6.88	5.51
SELECT CLASS SHARES	3/5/93	(1.66)	(0.05)	6.71	5.43

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 15, 2007, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2, Class R6 and Institutional Class Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class R6, Institutional Class, and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Plus Bond Fund, the Barclays U.S. Aggregate Index and the Lipper Intermediate Investment Grade Debt Funds Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Investment Grade Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment Grade Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Government Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-3.36%
Barclays U.S. Government Bond Index	-2.36%

Net Assets as of 8/31/2013 (In Thousands)	$1,655,988
Duration as of 8/31/2013	5.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Government Bond Fund (the “Fund”) seeks a high level of current income with liquidity and safety of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the reporting period, the Fund’s assets were invested in securities issued or guaranteed by the U.S. government and its agencies, including agency collateralized mortgage obligations (“CMOs”) and U.S. Treasury securities. The six-month period ended August 31, 2013 was a challenging environment for the fixed income market. The Fund posted a negative absolute return and underperformed the Barclays U.S. Government Bond Index (the “Benchmark”) for the reporting period. Interest rates moved sharply higher after Federal Reserve Board (“Fed”) Chairman Bernanke suggested that the central bank might begin tapering its purchase of bonds sooner than previously anticipated. U.S. Treasury securities performed poorly during the reporting period as interest rates moved higher (generally, bond prices fall when interest rates rise). The Fund’s longer duration versus that of the Benchmark detracted from its relative performance. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. In addition, the Fund’s out-of-Benchmark allocation to agency CMOs detracted from relative performance as these positions lagged the Benchmark.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s portfolio managers aimed to keep the duration of the Fund between a range of 5.25 to 5.75 years and focused on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	42.8%
U.S. Treasury Obligations	27.1
U.S. Government Agency Securities	19.1
Mortgage Pass-Through Securities	5.5
Others (each less than 1.0%)	0.4
Short-Term Investment	5.1

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	7

JPMorgan Government Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	3/5/93
Without Sales Charge		(3.49)%	(3.77)%	4.85%	4.77%
With Sales Charge**		(7.11)	(7.40)	4.05	4.37
CLASS B SHARES	1/14/94
Without CDSC		(3.85)	(4.47)	4.08	4.17
With CDSC***		(8.85)	(9.47)	3.74	4.17
CLASS C SHARES	3/22/99
Without CDSC		(3.86)	(4.49)	4.06	4.02
With CDSC****		(4.86)	(5.49)	4.06	4.02
CLASS R2 SHARES	11/3/08	(3.61)	(3.99)	4.57	4.52
SELECT CLASS SHARES	2/8/93	(3.36)	(3.44)	5.12	5.04

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2 Shares prior to its inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Government Bond Fund, the Barclays U.S. Government Bond Index and the Lipper General U.S. Government Funds Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper General U.S. Government Funds Index

includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. The Lipper General U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.95%
Barclays U.S. Corporate High Yield — 2% Issuer Capped Index	0.84%

Net Assets as of 8/31/2013 (In Thousands)	$10,367,446
Duration as of 8/31/2013	5.3 years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. Despite this challenging backdrop, high yield fixed income securities (also known as “junk bonds”) generated a positive return. Tightening credit spreads, low default rates and overall positive investor demand supported these securities during the reporting period. New issuance of high yield securities was strong during the reporting period as a whole. This occurred as many companies looked to take advantage of the relatively low interest rate environment and extend their maturity profiles.

The Fund (Select Class Shares) outperformed the Barclays U.S. Corporate High Yield — 2% Issuer Capped Index (the “Benchmark”) for the six months ended August 31, 2013. The Fund’s outperformance was driven by security selection. The Fund’s holdings in the consumer cyclical and utility sectors were the most significant contributors to relative performance. The Fund’s holdings in the finance and basic industry sectors were the most significant detractors from relative performance.

HOW WAS THE FUND POSITIONED?

As of the end of the reporting period, the Fund was underweight the Ba-rated and Caa-rated sectors, relative to the Benchmark. The Fund was overweight the Baa-rated, B-rated and Not Rated (“NR”) sectors. The portfolio managers remained cautious about companies that they felt had elevated credit risk. As such, they avoided higher yielding Caa-rated securities and instead focused on the B-rated area of the market, which they felt exhibited the most favorable combination of credit risk, yield and interest rate sensitivity.

PORTFOLIO COMPOSITION***
Corporate Bonds	82.2%
Loan Assignments	10.8
Preferred Securities	1.5
Preferred Stocks	1.2
Others (each less than 1.0%)	0.9
Short-Term Investment	3.4

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	9

JPMorgan High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	11/13/98
Without Sales Charge		0.83%	7.09%	9.96%	8.37%
With Sales Charge**		(2.97)	3.09	9.12	7.96
CLASS B SHARES	11/13/98
Without CDSC		0.58	6.54	9.28	7.81
With CDSC***		(4.42)	1.54	9.00	7.81
CLASS C SHARES	3/22/99
Without CDSC		0.59	6.58	9.29	7.68
With CDSC****		(0.41)	5.58	9.29	7.68
CLASS R2 SHARES	11/3/08	0.70	6.70	9.67	8.06
CLASS R5 SHARES	5/15/06	0.98	7.40	10.30	8.68
CLASS R6 SHARES	2/22/05	0.98	7.41	10.35	8.71
SELECT CLASS SHARES	11/13/98	0.95	7.31	10.24	8.63

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2, Class R5 and Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class R5, Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan High Yield Fund, the Barclays U.S. Corporate High Yield — 2% Issuer Capped Index and the Lipper High Yield Bond Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Corporate High Yield — 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper High Yield Bond Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Corporate High Yield — 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. The Lipper High Yield Bond Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-3.34%
Barclays 1–10 Year U.S. TIPS Index	-5.50%
Barclays U.S. Intermediate Aggregate Index	-1.89%
Inflation Managed Bond Composite Benchmark (1)	-3.69%

Net Assets as of 8/31/2013 (In Thousands)	$1,593,665
Duration as of 8/31/2013	3.0 years

INVESTMENT OBJECTIVE**

The JPMorgan Inflation Managed Bond Fund (the “Fund”) seeks to maximize inflation protected total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. The reporting period was also challenging for the Fund, as it posted a negative absolute return. The Fund uses zero-coupon inflation-linked swaps in combination with fixed income securities to create a synthetic portfolio of inflation protected securities. The Fund is designed to protect the total return generated by its core fixed income holdings from inflation risk.

The Fund (Select Class Shares) outperformed the Barclays 1-10 Year U.S. TIPS Index for the six months ended August 31, 2013. This outperformance was driven by the Fund’s duration, which was shorter than that of the Barclays 1-10 Year U.S. TIPS Index. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

The Fund (Select Class Shares) outperformed its composite benchmark for the six months ended August 31, 2013. The Fund’s relative performance versus the composite benchmark was positively impacted by its exposures to the asset-backed security and agency security sectors. The Fund’s exposure to collateralized mortgage obligations, which are not represented in the composite benchmark, also contributed to relative results given their outperformance versus the composite benchmark. The Fund’s exposure to pass-through mortgage securities was a drag on relative results given their underperformance versus the composite benchmark.

Inflation expectations (also referred to as inflation breakevens, which are measured as the difference in yield between

U.S. Treasury Securities and Treasury Inflation Protected Securities (“TIPS”) of similar maturity) declined across the curve as U.S. Treasury yields rose sharply in response to the Fed’s potential tapering of its asset purchases. Market volatility increased as investor demand waned for asset classes that had benefited from the stimulating effects of highly accommodative monetary policy. Against this backdrop, rates on TIPS rose more than nominal Treasuries and inflation breakevens narrowed. While the Fund’s inflation exposure (TIPS and inflation swaps) detracted from absolute performance, the Fund’s underweight inflation exposure versus the composite benchmark was additive to relative performance.

HOW WAS THE FUND POSITIONED?

Among the Fund’s fixed income holdings, the Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

The Fund’s portfolio managers aim to protect the portfolio from inflation risk across maturities. Therefore, the curve positioning of the underlying core bonds is used as the general basis for the Fund’s inflation swap positioning. The Fund’s portfolio managers believe that matching the duration of the inflation protection to the duration of the underlying bonds is the most effective and efficient way to protect the portfolio from both actual realized inflation as well as the loss of value that results from an increase in inflation expectations. However, the inflation protection is actively managed, and the Fund’s portfolio managers may elect to deviate from the curve positioning of the underlying bonds as a result of opportunities that result from macroeconomic or technical factors. Over the reporting period, the portfolio managers elected to increase inflation protection on the portfolio, bringing the hedge ratio from 73.6% at the end of February to 79.4% at the end of August as the market cheapened significantly over the period.

(1)	The Fund’s composite benchmark is calculated by adding the Barclays Intermediate Government/Credit Index and 80% of the Barclays Inflation Swap 5 Year Zero Coupon Index.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	11

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

PORTFOLIO COMPOSITION***
Corporate Bonds	22.9%
Collateralized Mortgage Obligations	21.6
U.S. Treasury Obligations	18.0
U.S. Government Agency Securities	17.3
Mortgage Pass-Through Securities	7.3
Asset-Backed Securities	3.9
Commercial Mortgage-Backed Securities	2.3
Others (each less than 1.0%)	0.1
Short-Term Investment	6.6

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

12	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	3/31/10
Without Sales Charge		(3.43)%	(2.44)%	2.59%	3.20%
With Sales Charge**		(7.05)	(6.09)	1.29	2.05
CLASS C SHARES	3/31/10
Without CDSC		(3.73)	(3.11)	1.91	2.51
With CDSC***		(4.73)	(4.11)	1.91	2.51
CLASS R2 SHARES	3/31/10	(3.54)	(2.72)	2.32	2.92
CLASS R5 SHARES	3/31/10	(3.32)	(2.26)	2.80	3.41
CLASS R6 SHARES	11/30/10	(3.29)	(2.13)	2.83	3.43
SELECT CLASS SHARES	3/31/10	(3.34)	(2.29)	2.72	3.32

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/10 TO 08/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2010.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Inflation Managed Bond Fund, the Barclays 1–10 Year U.S. TIPS Index, the Barclays U.S. Intermediate Aggregate Index, the Inflation Managed Bond Composite Benchmark and the Lipper Inflation-Protected Bond Fund Index from March 31, 2010 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–10 Year U.S. TIPS Index and the Barclays U.S. Intermediate Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper Inflation-Protected Bond

Fund Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays 1–10 Year U.S. TIPS Index represents the performance of intermediate (1–10 year) U.S. Treasury Inflation Protection Securities. The Barclays U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. The Inflation Managed Bond Composite Benchmark is determined by adding the Barclays Intermediate Government/Credit Index and 80% of the Barclays Capital Inflation Swap 5 Year Zero Coupon Index. The Lipper Inflation-Protected Bond Fund Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	13

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.49%
Barclays 1–3 Year U.S. Government/Credit Bond Index	0.04%

Net Assets as of 8/31/2013 (In Thousands)	$684,391
Duration as of 8/31/2013	1.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Limited Duration Bond Fund (the “Fund”) seeks a high level of current income consistent with low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2013, the Fund outperformed the Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”). Interest rates moved sharply higher and credit spreads widened after Federal Reserve Board (“Fed”) Chairman Bernanke suggested that the central bank might begin tapering its purchase of bonds sooner than previously anticipated. U.S. Treasury securities performed poorly during the reporting period as interest rates moved higher (generally, bond prices fall when interest rates rise). Driving the Fund’s outperformance was its out-of-Benchmark allocation to floating rate assets and private mortgages. While the spreads on these securities widened and their prices declined, they did not widen and decline as much as positions in the Benchmark during the reporting period. In addition, as the Fund’s floating rate assets matured, the portfolio managers were able to reinvest the proceeds in higher-yielding securities, further benefiting the Fund.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. The Fund continued to invest its assets in mortgage- and asset-backed securities, which the Fund’s portfolio managers believed offered attractive investment opportunities with relatively higher yield.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	46.1%
Asset-Backed Securities	17.7
Mortgage Pass-Through Securities	6.3
U.S. Treasury Obligations	5.1
Commercial Mortgage-Backed Securities	4.4
Corporate Bonds	3.1
Short-Term Investment	17.3

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

14	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	3/10/93
Without Sales Charge		0.40%	2.60%	4.74%	2.98%
With Sales Charge**		(1.90)	0.32	4.27	2.74
CLASS B SHARES	1/14/94
Without CDSC		0.15	2.12	4.23	2.67
With CDSC***		(2.85)	(0.88)	4.23	2.67
CLASS C SHARES	11/1/01
Without CDSC		0.14	2.13	4.23	2.46
With CDSC		0.14	2.13	4.23	2.46
CLASS R6 SHARES	2/22/05	0.68	3.10	5.24	3.43
SELECT CLASS SHARES	2/2/93	0.49	2.91	5.01	3.24

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R6 Shares prior to its inception are based on the performance of Select Class Shares, the original class offered. Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Limited Duration Bond Fund, the Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short-Intermediate Investment Grade Debt Funds Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or sales charges associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate Investment Grade Debt Funds Index

includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short-Intermediate Investment Grade Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	15

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-1.73%
Barclays U.S. MBS Index	-2.22%

Net Assets as of 8/31/2013 (In Thousands)	$3,638,866
Duration as of 8/31/2013	3.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Mortgage-Backed Securities Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. The reporting period was challenging for the Fund, as it posted a negative absolute return. However, the Fund outperformed the Barclays U.S. MBS Index (the “Benchmark”).

Amid the rising interest rate environment, the Fund’s shorter duration than that of the Benchmark contributed to relative performance. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

The Fund’s out-of-Benchmark agency collateralized mortgage obligations (“CMOs”) and non-agency CMOs contributed to relative performance during the reporting period. The Fund had a small allocation to U.S. Treasury securities, which outperformed the Benchmark and also contributed to relative performance.

The Fund’s longer duration passthrough securities underperformed as rates rose and detracted from relative performance. In addition, some of the Fund’s passthrough securities that were trading above par were hurt by higher sustained prepayments over the course of the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	53.8%
Mortgage Pass-Through Securities	37.1
Asset-Backed Securities	4.2
Commercial Mortgage-Backed Securities	4.1
Others (each less than 1.0%)	0.4
Short-Term Investment	0.4

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

16	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	8/18/00
Without Sales Charge		(1.82)%	(0.92)%	6.51%	5.35%
With Sales Charge**		(5.49)	(4.61)	5.70	4.95
CLASS C SHARES	7/2/12
Without CDSC		(2.08)	(1.38)	6.00	4.81
With CDSC***		(3.08)	(2.38)	6.00	4.81
CLASS R6 SHARES	2/22/05	(1.57)	(0.44)	6.95	5.74
SELECT CLASS SHARES	8/18/00	(1.73)	(0.69)	6.78	5.60

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class C and Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class C Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Mortgage-Backed Securities Fund, the Barclays U.S. MBS Index and the Lipper U.S. Mortgage Funds Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper U.S. Mortgage Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. The Lipper U.S. Mortgage Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	17

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-0.37%
Barclays 1–3 Year U.S. Government/Credit Bond Index	0.04%

Net Assets as of 8/31/2013 (In Thousands)	$11,746,742
Duration as of 8/31/2013	1.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Bond Fund (the “Fund”) seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. The reporting period was also challenging for the Fund, as it posted a negative absolute return and underperformed the Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”).

In addition to owning investment grade corporate bonds, the Fund invested in mortgage-backed securities (“MBS”) including commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”). The Fund’s security selection of investment grade corporate bonds detracted from relative performance during the reporting period. Within the MBS sector, the Fund’s allocations to agency collateralized mortgage obligations (“CMOs”) and non-agency CMOs were additive to its relative performance. However, the Fund’s exposure to pass-through MBS detracted. Elsewhere, the Fund’s ABS exposure was positive for relative performance, while its CMBS exposure detracted from relative results.

During the reporting period, the Fund’s duration was largely in line with that of the Benchmark and did not meaningfully impact its relative performance. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. The Fund was positioned with an underweight to U.S. Treasuries and an overweight to spread sectors. The Fund was overweight in the 3–5-year segment of the yield curve and underweight the 2-year portion of the yield curve. The Fund was overweight in MBS, ABS and CMBS, all of which are not in the Benchmark, and was underweight the credit sector.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	39.9%
Corporate Bonds	18.3
U.S. Government Agency Securities	14.0
Collateralized Mortgage Obligations	8.3
Asset-Backed Securities	7.4
Commercial Mortgage-Backed Securities	6.0
Mortgage Pass-Through Securities	5.6
Others (each less than 1.0%)	0.4
Short-Term Investment	0.1

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

18	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/18/92
Without Sales Charge		(0.60)%	(0.42)%	2.24%	2.65%
With Sales Charge**		(2.82)	(2.64)	1.78	2.41
CLASS B SHARES	1/14/94
Without CDSC		(0.84)	(0.91)	1.73	2.35
With CDSC***		(3.84)	(3.91)	1.73	2.35
CLASS C SHARES	11/1/01	(0.83)	(0.89)	1.74	2.14
CLASS R6 SHARES	2/22/05	(0.27)	0.09	2.76	3.14
SELECT CLASS SHARES	9/4/90	(0.37)	(0.17)	2.51	2.92

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R6 Shares prior to its inception are based on the performance of Select Class Shares, the original class offered. Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short Duration Bond Fund, the Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short U.S. Government Funds Index from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the

Lipper Short U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	19

JPMorgan Short Duration High Yield Fund

FUND COMMENTARY

FOR THE PERIOD FROM MARCH 1, 2013 (FUND’S INCEPTION DATE) THROUGH AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.80%
Barclays U.S. Aggregate Index	-2.69%
BofA Merrill Lynch 1–5 Year U.S. Cash Pay Fixed Maturity High Yield Constrained Index	1.72%

Net Assets as of 8/31/2013 (In Thousands)	$50,089
Duration as of 8/31/2013	2.0 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration High Yield Fund (the “Fund”) seeks current income with a secondary objective of capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. Despite this challenging backdrop, high yield fixed income securities (also known as “junk bonds”) generated a positive return. Tightening credit spreads, low default rates and overall positive investor demand supported these securities during the reporting period. New issuance of high yield securities was strong during the reporting period as a whole. This occurred as many companies looked to take advantage of the relatively low interest rate environment and extend their maturity profiles.

The Fund (Select Class Shares) outperformed the Barclays U.S. Aggregate Index for the period from its inception on March 1, 2013 through August 31, 2013 (the “reporting period”). The Fund’s portfolio generally consists of short duration high yield securities, whereas the Barclays U.S. Aggregate Index is a broad-based market index that represents U.S. investment grade bonds and does not contain high yield bonds. The Fund (Select Class Shares) underperformed the BofA Merrill Lynch 1-5 Year U.S. Cash Pay Fixed Maturity High Yield Constrained Index (the “Index”) for the reporting period. The Fund’s underperformance versus the Index was driven by security selection.

The Fund’s holdings in the media and banking sectors were the most significant detractors from performance relative to the Index. The Fund’s holdings in the automotive and insurance sectors were the most significant contributors to performance relative to the Index.

HOW WAS THE FUND POSITIONED?

Relative to the Index, the Fund was underweight the Ba-rated and Caa-rated sectors as of the end of the reporting period. Conversely, the Fund was overweight the B-rated and Not Rated (“NR”) sectors. The portfolio managers remained cautious about companies that they felt had elevated credit risk. As such, they avoided higher yielding Caa-rated securities and instead focused on the B-rated area of the market, which they felt exhibited the most favorable combination of credit risk, yield and interest rate sensitivity.

PORTFOLIO COMPOSITION***
Corporate Bonds	66.5%
Loan Assignments	26.1
Others (each less than 1.0%)	0.9
Short-Term Investment	6.5

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

20	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	SINCE INCEPTION*
CLASS A SHARES	3/1/13
Without Sales Charge		0.71%
With Sales Charge**		(1.55)
CLASS C SHARES	3/1/13
Without CDSC		0.46
With CDSC***		(0.54)
CLASS R6 SHARES	3/1/13	0.86
SELECT CLASS SHARES	3/1/13	0.80

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short Duration High Yield Fund, the Barclays U.S. Aggregate Index, the BofA Merrill Lynch 1-5 Year U.S. Cash Pay Fixed Maturity High Yield Constrained Index and the Lipper High Yield Bond Index from March 1, 2013 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the BofA Merrill Lynch 1-5 Year U.S. Cash Pay Fixed Maturity High Yield Constrained Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper High Yield Bond Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The BofA Merrill Lynch 1-5 Year U.S. Cash Pay Fixed Maturity High Yield Constrained Index contains all securities in the BofA Merrill Lynch U.S. Cash High Yield Index with a remaining term to final maturity less than 5 years but caps issuer exposure at 2%. The Lipper High Yield Bond Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	21

JPMorgan Treasury & Agency Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-0.63%
Barclays 1–5 Year U.S. Treasury Index	-0.64%

Net Assets as of 8/31/2013 (In Thousands)	$199,872
Duration as of 8/31/2013	2.3 years

INVESTMENT OBJECTIVE**

The JPMorgan Treasury & Agency Fund (the “Fund”) seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. The reporting period was also challenging for the Fund, as it posted a negative absolute return. However, the Fund modestly outperformed the Barclays 1–5 Year U.S. Treasury Index (the “Benchmark”) for the reporting period. The Fund’s duration, which was shorter than that of the Benchmark during the reporting period, was a small contributor to its relative performance. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. In addition to investments in U.S. Treasury securities, the Fund invested in U.S. agency securities, which are not represented in the Benchmark.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	79.3%
U.S. Government Agency Securities	20.0
Short-Term Investment	0.7

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

22	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	1/20/97
Without Sales Charge		(0.74)%	(0.96)%	1.71%	2.49%
With Sales Charge**		(2.96)	(3.15)	1.25	2.26
CLASS B SHARES	1/20/97
Without CDSC		(1.07)	(1.45)	1.22	2.18
With CDSC***		(4.07)	(4.45)	1.22	2.18
SELECT CLASS SHARES	1/20/97	(0.63)	(0.62)	1.97	2.75

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/03 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Treasury & Agency Fund, the Barclays 1–5 Year U.S. Treasury Index, the Barclays 1–3 Year U.S. Treasury Index and the Lipper Short U.S. Treasury Funds Average from August 31, 2003 to August 31, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–5 Year U.S. Treasury Index and the Barclays 1–3 Year U.S. Treasury Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short U.S. Treasury Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–5 Year U.S. Treasury Index is an

unmanaged index comprised of U.S. Treasury issued securities with maturities of one to five years. The Barclays 1–3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury issued securities with maturities of one to three years. The Lipper Short U.S. Treasury Funds Average is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	23

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 6.0%
10,421		ABFC Trust, Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	10,551
15,163		Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.984%, 12/27/22 (e)	15,306
		Ally Auto Receivables Trust,
4,764		Series 2010-3, Class A4, 1.550%, 08/17/15	4,785
196		Series 2011-1, Class A3, 1.380%, 01/15/15	196
2,222		Series 2012-1, Class A4, 1.210%, 07/15/16	2,240
12,813		Series 2012-2, Class A3, 0.740%, 04/15/16	12,827
—	(h)	Series 2012-3, Class A2, 0.700%, 01/15/15	—	(h)
9,709		Series 2012-3, Class A3, 0.850%, 08/15/16	9,725
		American Credit Acceptance Receivables Trust,
2,552		Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	2,567
10,604		Series 2012-2, Class A, 1.890%, 07/15/16 (e)	10,631
2,164		Series 2012-2, Class B, 2.750%, 02/15/18 (e)	2,184
8,924		Series 2012-3, Class A, 1.640%, 11/15/16 (e)	8,915
3,220		Series 2012-3, Class B, 2.280%, 09/17/18 (e)	3,208
10,713		Series 2013-1, Class A, 1.450%, 04/16/18 (e)	10,696
		AmeriCredit Automobile Receivables Trust,
731		Series 2011-1, Class A3, 1.390%, 09/08/15	732
9,776		Series 2011-4, Class A3, 1.170%, 05/09/16	9,798
12,349		Series 2011-5, Class A3, 1.550%, 07/08/16	12,414
2,200		Series 2012-1, Class A2, 0.910%, 10/08/15	2,202
2,353		Series 2012-1, Class A3, 1.230%, 09/08/16	2,365
1,795		Series 2012-2, Class A2, 0.760%, 10/08/15	1,796
2,533		Series 2012-2, Class A3, 1.050%, 10/11/16	2,541
3,727		Series 2012-3, Class A2, 0.710%, 12/08/15	3,729
3,857		Series 2012-3, Class A3, 0.960%, 01/09/17	3,865
3,009		Series 2012-4, Class A2, 0.490%, 04/08/16	3,008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

10,439	Series 2012-5, Class A2, 0.510%, 01/08/16	10,436
3,289	Series 2012-5, Class A3, 0.620%, 06/08/17	3,280
11,181	Series 2013-1, Class A2, 0.490%, 06/08/16	11,173
1,324	Series 2013-1, Class A3, 0.610%, 10/10/17	1,318
204	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-13, Class AF6, SUB, 4.809%, 01/25/34	203
6,073	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	6,065
	Bank of America Auto Trust,
3,492	Series 2010-2, Class A4, 1.940%, 06/15/17	3,504
7,661	Series 2012-1, Class A3, 0.780%, 06/15/16	7,677
	Bayview Opportunity Master Fund IIa Trust,
5,401	Series 2012-4NPL, Class A, VAR, 3.475%, 07/28/32 (e)	5,387
25,471	Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	25,425
1,046	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.554%, 04/25/36	972
	BMW Vehicle Lease Trust,
7,779	Series 2012-1, Class A3, 0.750%, 02/20/15	7,789
3,333	Series 2013-1, Class A3, 0.540%, 09/21/15	3,324
8,840	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	8,695
7,600	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	7,613
15,115	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	15,085
12,730	Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.620%, 07/20/16	12,712
	CarMax Auto Owner Trust,
3,222	Series 2011-1, Class A3, 1.290%, 09/15/15	3,228
11,120	Series 2011-1, Class A4, 2.160%, 09/15/16	11,290
1,811	Series 2013-1, Class A3, 0.600%, 10/16/17	1,804

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
2,324	Carnow Auto Receivables Trust, Series 2013-1A, Class A, 1.160%, 10/16/17 (e)	2,323
4,374	CarNow Auto Receivables Trust, Series 2013-1A, Class B, 1.970%, 11/15/17 (e)	4,369
	CFC LLC,
1,261	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	1,258
1,666	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	1,635
	Chase Funding Trust,
3,248	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	3,409
4,250	Series 2003-6, Class 1A5, SUB, 5.350%, 11/25/34	4,416
8,777	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	8,861
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,091
2,334	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.848%, 08/25/33	2,249
9,414	Citigroup Mortgage Loan Trust, Series 2011-5, Class 1A1, VAR, 0.374%, 02/25/46 (e)	8,801
1,128	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.564%, 12/25/33	1,060
	CNH Equipment Trust,
791	Series 2010-C, Class A3, 1.170%, 05/15/15	791
1,704	Series 2011-A, Class A3, 1.200%, 05/16/16	1,708
4,801	Series 2011-A, Class A4, 2.040%, 10/17/16	4,869
7,669	Series 2012-A, Class A3, 0.940%, 05/15/17	7,686
10,133	Series 2012-C, Class A2, 0.440%, 02/16/16	10,129
	Concord Funding Co. LLC,
30,000	Series 2012-2, Class A, 3.145%, 01/15/17 (e)	30,000
14,000	Series 2013-1, Class A, 2.420%, 02/15/15 (e)	13,624
13,938	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (e) (i)	13,681
	Countrywide Asset-Backed Certificates,
650	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	588
11	Series 2004-1, Class 3A, VAR, 0.744%, 04/25/34	11

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

1,290		Series 2004-1, Class M1, VAR, 0.934%, 03/25/34	1,198
275		Series 2004-1, Class M2, VAR, 1.009%, 03/25/34	262
1,065		Series 2004-6, Class M1, VAR, 0.784%, 10/25/34	911
		CPS Auto Receivables Trust,
2,151		Series 2011-B, Class A, 3.680%, 09/17/18 (e)	2,203
7,720		Series 2011-C, Class A, 4.210%, 03/15/19 (e)	7,938
4,060		Series 2012-A, Class A, 2.780%, 06/17/19 (e)	4,125
17,948		Series 2012-B, Class A, 2.520%, 09/16/19 (e)	18,150
11,639		Series 2013-A, Class A, 1.310%, 06/15/20 (e)	11,587
		CPS Auto Trust,
12,714		Series 2012-C, Class A, 1.820%, 12/16/19 (e)	12,770
6,960		Series 2012-D, Class A, 1.480%, 03/16/20 (e)	6,958
		Credit Acceptance Auto Loan Trust,
9,207		Series 2011-1, Class A, 2.610%, 03/15/19 (e)	9,286
4,711		Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	4,757
10,891		Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	10,914
254		CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.494%, 11/25/35	251
3,196		DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	3,196
		Exeter Automobile Receivables Trust,
8,345		Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	8,355
1,735		Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	1,727
538		First Franklin Mortgage Loan Trust, Series 2006-FF17, Class A4, VAR, 0.284%, 12/25/36	529
		First Investors Auto Owner Trust,
9,474		Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	9,527
6,192		Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	6,164
12,995		Flagship Credit Auto Trust, Series 2013-1, Class A, 1.320%, 04/16/18 (e)	12,965
—	(h)	Ford Credit Auto Owner Trust, Series 2012-A, Class A3, 0.840%, 08/15/16	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	25

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
11,142	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.564%, 01/15/18	11,145
	Freedom Trust,
245	Series 2011-1, Class A13, VAR, 0.350%, 11/30/37 (e) (i)	245
10,449	Series 2011-2, Class A11, VAR, 3.459%, 08/01/46 (e)	10,744
4,906	Series 2012-1, Class A19, VAR, 6.000%, 09/25/41 (e) (i)	5,017
9,032	Series 2012-2, Class A24, VAR, 2.521%, 10/26/42 (e) (i)	9,086
781	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	754
	GE Equipment Midticket LLC,
6,422	Series 2012-1, Class A2, 0.470%, 01/22/15	6,420
12,400	Series 2012-1, Class A3, 0.600%, 05/23/16	12,381
4,200	Series 2012-1, Class A4, 0.780%, 09/22/20	4,181
5,428	GE Equipment Transportation LLC, Series 2012-2, Class A2, 0.470%, 04/24/15	5,426
182	GSAA Home Equity Trust, Series 2006-3, Class A1, VAR, 0.264%, 03/25/36	98
	HLSS Servicer Advance Receivables Backed Notes,
14,904	Series 2012-T2, Class A1, 1.340%, 10/15/43 (e)	14,913
12,161	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	12,225
16,713	Series 2013-T1, Class A1, 0.898%, 01/15/44 (e)	16,703
14,361	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	14,246
3,000	Series 2013-T1, Class C1, 1.644%, 01/15/44 (e)	2,999
1,700	Series 2013-T1, Class D1, 2.487%, 01/15/44 (e)	1,702
8,301	Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	8,252
1,133	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.384%, 03/25/36	825
	Honda Auto Receivables Owner Trust,
5,200	Series 2011-1, Class A4, 1.800%, 04/17/17	5,239

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

3,377		Series 2012-1, Class A4, 0.970%, 04/16/18	3,392
		HSBC Home Equity Loan Trust,
2,090		Series 2005-2, Class A1, VAR, 0.454%, 01/20/35	2,063
1,703		Series 2005-2, Class M2, VAR, 0.674%, 01/20/35	1,623
		HSBC Home Equity Loan Trust USA,
3,732		Series 2006-1, Class A1, VAR, 0.344%, 01/20/36	3,631
1,605		Series 2006-2, Class A1, VAR, 0.334%, 03/20/36	1,572
678		Series 2007-1, Class AS, VAR, 0.384%, 03/20/36	662
8,451		Series 2007-3, Class APT, VAR, 1.384%, 11/20/36	8,418
		Huntington Auto Trust,
5,127		Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	5,140
8,600		Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	8,683
6,432		Series 2012-1, Class A3, 0.810%, 09/15/16	6,443
—	(h)	Series 2012-2, Class A2, 0.380%, 09/15/15	—	(h)
		Hyundai Auto Receivables Trust,
556		Series 2010-B, Class A3, 0.970%, 04/15/15	556
6,300		Series 2010-B, Class A4, 1.630%, 03/15/17	6,372
1,224		Series 2011-A, Class A3, 1.160%, 04/15/15	1,226
5,798		Series 2011-B, Class A4, 1.650%, 02/15/17	5,863
		John Deere Owner Trust,
1,625		Series 2011-A, Class A3, 1.290%, 01/15/16	1,629
3,915		Series 2011-A, Class A4, 1.960%, 04/16/18	3,953
5,218		Series 2012-B, Class A2, 0.430%, 02/17/15	5,221
6,541		Series 2012-B, Class A4, 0.690%, 01/15/19	6,510
		KGS-Alpha Capital Markets LP,
78,576		Series 2012-3, 0.791%, 09/25/26	2,370
214,392		Series 2012-4, VAR, 0.813%, 09/25/37	11,624
96,340		Series 2013-2, VAR, 1.295%, 03/25/39	5,961
13,000		Kondaur Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.458%, 08/25/52 (e)	13,356

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
687		LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (i)	686
6,880		Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.534%, 07/25/34 (e)	6,800
		Long Beach Mortgage Loan Trust,
5,600		Series 2004-1, Class M1, VAR, 0.934%, 02/25/34	5,118
1,500		Series 2004-3, Class M1, VAR, 1.039%, 07/25/34	1,430
—	(h)	Series 2006-8, Class 2A2, VAR, 0.274%, 09/25/36	—
1,273		Series 2006-WL2, Class 2A3, VAR, 0.384%, 01/25/36	1,146
24,153		LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 06/15/18 (i)	24,153
25,000		Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	24,933
7,738		Madison Avenue Manufactured Housing Contract, Series 2002-A, Class M2, VAR, 2.434%, 03/25/32	7,735
1,184		Mercedes-Benz Auto Receivables Trust, Series 2011-1, Class A3, 0.850%, 03/16/15	1,186
11,360		Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	11,270
		Mid-State Capital Trust,
6,039		Series 2010-1, Class A, 3.500%, 12/15/45 (e)	6,224
10,869		Series 2010-1, Class M, 5.250%, 12/15/45 (e)	11,296
21,300		MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	21,409
		Nationstar Agency Advance Funding Trust,
9,265		Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	9,188
2,000		Series 2013-T1A, Class BT1, 1.246%, 02/15/45 (e)	1,986
3,694		Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	3,550
10,700		Nationstar Mortgage Advance Receivable Trust, Series 2013-T2A, Class A2, 1.679%, 06/20/46 (e)	10,684
4,657		NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.535%, 12/07/20	4,662
4,000		New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.292%, 11/25/33	4,070

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,813	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	2,847
3,329	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4, 1.000%, 07/16/18	3,340
15,755	Normandy Mortgage Loan Trust, Series 2013-NPL3, Class A, 4.949%, 09/16/43 (e)	15,755
27,000	NYMT Residential LLC, Series 2012-RP1A, VAR, 4.250%, 12/25/17 (e) (i)	27,000
213	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.024%, 02/25/33	192
15,530	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.122%, 10/25/34	15,274
6,590	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	6,514
2,500	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	2,494
	RAMP Trust,
5,261	Series 2004-RS11, Class M1, VAR, 0.804%, 11/25/34	5,093
9,747	Series 2005-EFC5, Class A3, VAR, 0.524%, 10/25/35	9,569
25,924	Series 2006-RZ1, Class A3, VAR, 0.484%, 03/25/36	24,199
	RASC Trust,
62	Series 2002-KS4, Class AIIB, VAR, 0.684%, 07/25/32	52
79	Series 2003-KS5, Class AIIB, VAR, 0.764%, 07/25/33	64
96	Series 2003-KS9, Class A2B, VAR, 0.824%, 11/25/33	74
578	Series 2005-KS9, Class A3, VAR, 0.554%, 10/25/35	572
	Real Estate Asset Trust,
411	Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (i)	412
1,570	Series 2012-3A, Class A2, VAR, 5.926%, 11/25/42 (e) (i)	1,563
9,149	Series 2013-1A, Class A1, VAR, 3.230%, 05/25/52 (e) (i)	9,149
4,000	Series 2013-1A, Class A2, VAR, 5.926%, 05/25/52 (e) (i)	4,000
4,013	Series 2013-2A, Class A1, VAR, 3.819%, 07/25/43 (e) (i)	4,013
99	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	27

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
12,795	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	12,795
	Resort Finance Timeshare Receivables Trust,
2,336	Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	2,336
10,366	Series 2012-2, 5.750%, 09/05/18 (i)	10,366
	RMAT,
11,219	Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	11,274
4,000	Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	3,962
880	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	863
	Santander Drive Auto Receivables Trust,
297	Series 2010-A, Class A3, 1.830%, 11/17/14 (e)	298
4,595	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	4,647
10,000	Series 2011-1, Class B, 2.350%, 11/16/15	10,060
1,317	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	1,318
1,041	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	1,045
2,142	Series 2012-1, Class A2, 1.250%, 04/15/15	2,144
2,753	Series 2012-1, Class A3, 1.490%, 10/15/15	2,763
1,918	Series 2012-2, Class A2, 0.910%, 05/15/15	1,919
3,667	Series 2012-2, Class A3, 1.220%, 12/15/15	3,677
1,579	Series 2012-3, Class A2, 0.830%, 04/15/15	1,579
3,965	Series 2012-3, Class A3, 1.080%, 04/15/16	3,973
3,011	Series 2012-5, Class A2, 0.570%, 12/15/15	3,011
4,080	Series 2012-5, Class A3, 0.830%, 12/15/16	4,077
10,791	Series 2012-6, Class A2, 0.470%, 09/15/15	10,787
4,334	Series 2012-6, Class A3, 0.620%, 07/15/16	4,333
7,175	Series 2013-1, Class A2, 0.480%, 02/16/16	7,174
3,159	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	3,210

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

875	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.846%, 01/25/36	547
	SNAAC Auto Receivables Trust,
1,850	Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	1,856
4,413	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	4,407
35,219	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	34,867
	Springleaf Funding Trust,
61,500	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	60,932
5,000	Series 2013-BA, Class A, 3.920%, 01/16/23 (e)	4,992
8,620	Series 2013-BA, Class B, 4.820%, 01/16/23 (e)	8,450
	Stanwich Mortgage Loan Co. LLC,
18,580	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	18,603
32,196	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e)	32,296
28,121	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	28,193
20,000	Station Place Securitization Trust, Series 2013-1, VAR, 1.502%, 02/25/15	20,000
1,264	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.589%, 06/25/35	1,262
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
1,890	Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	2,028
3,839	Series 2004-6XS, Class A5A, SUB, 5.530%, 03/25/34	3,860
3,071	Series 2004-6XS, Class A5B, SUB, 5.550%, 03/25/34	3,089
	Structured Asset Securities Corp. Pass-Through Certificates,
868	Series 2002-AL1, Class A2, 3.450%, 02/25/32	864
2,397	Series 2002-AL1, Class A3, 3.450%, 02/25/32	2,364
	Toyota Auto Receivables Owner Trust,
1,939	Series 2011-A, Class A3, 0.980%, 10/15/14	1,941
4,585	Series 2011-A, Class A4, 1.560%, 05/15/15	4,613

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
24,890		Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.584%, 10/15/15 (e)	25,310
287		Union Pacific Railroad Co. 2003 Pass-Through Trust, 4.698%, 01/02/24	309
3,496		United Auto Credit Securitization Trust, Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	3,495
2,115		USAA Auto Owner Trust, Series 2012-1, Class A2, 0.380%, 06/15/15	2,115
		Volkswagen Auto Lease Trust,
—	(h)	Series 2012-A, Class A2, 0.660%, 11/20/14	—	(h)
11,550		Series 2012-A, Class A3, 0.870%, 07/20/15	11,583
		VOLT LLC,
12,653		Series 2012-RLF1, Class A, SUB, 3.475%, 12/25/17 (e)	12,653
2,240		Series 2012-RP3A, Class A1, SUB, 3.475%, 11/27/17 (e)	2,245
		Westgate Resorts LLC,
16,711		Series 2012-1, Class A, 4.500%, 09/20/25 (e)	16,999
14,686		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	14,741
9,082		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	9,076
2,761		World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	2,769
		World Omni Automobile Lease Securitization Trust,
2,000		Series 2012-A, Class A2, 0.710%, 01/15/15	1,999
2,231		Series 2012-A, Class A3, 0.930%, 11/16/15	2,232

		Total Asset-Backed Securities (Cost $1,517,127)	1,526,518

Collateralized Mortgage Obligations — 29.1%
		Agency CMO — 20.3%
4,946		Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	5,273
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
364		Series 8, Class ZA, 7.000%, 03/25/23	407
225		Series 24, Class ZE, 6.250%, 11/25/23	249
1,654		Series 29, Class L, 7.500%, 04/25/24	1,885
		Federal Home Loan Mortgage Corp. Reference REMIC,
14,455		Series R006, Class ZA, 6.000%, 04/15/36	15,910

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
19,854		Series R007, Class ZA, 6.000%, 05/15/36	21,850
		Federal Home Loan Mortgage Corp. REMIC,
37		Series 11, Class D, 9.500%, 07/15/19	39
17		Series 22, Class C, 9.500%, 04/15/20	19
26		Series 23, Class F, 9.600%, 04/15/20	30
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
8		Series 46, Class B, 7.800%, 09/15/20	9
5		Series 47, Class F, 10.000%, 06/15/20	5
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
14		Series 99, Class Z, 9.500%, 01/15/21	16
49		Series 114, Class H, 6.950%, 01/15/21	54
—	(h)	Series 204, Class E, HB, IF, 1,851.840%, 05/15/23	9
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
10		Series 1065, Class J, 9.000%, 04/15/21	12
5		Series 1079, Class S, HB, IF, 33.374%, 05/15/21	9
10		Series 1084, Class F, VAR, 1.134%, 05/15/21	10
7		Series 1084, Class S, HB, IF, 44.397%, 05/15/21	14
14		Series 1116, Class I, 5.500%, 08/15/21	15
57		Series 1144, Class KB, 8.500%, 09/15/21	65
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
1		Series 1196, Class B, HB, IF, 1,177.174%, 01/15/22	15
31		Series 1206, Class IA, 7.000%, 03/15/22	35
41		Series 1250, Class J, 7.000%, 05/15/22	48
106		Series 1343, Class LA, 8.000%, 08/15/22	125
42		Series 1343, Class LB, 7.500%, 08/15/22	50
70		Series 1370, Class JA, VAR, 1.334%, 09/15/22	70
75		Series 1455, Class WB, IF, 4.583%, 12/15/22	79
656		Series 1466, Class PZ, 7.500%, 02/15/23	741
9		Series 1470, Class F, VAR, 1.954%, 02/15/23	10
112		Series 1491, Class I, 7.500%, 04/15/23	127
364		Series 1498, Class I, VAR, 1.334%, 04/15/23	363
527		Series 1502, Class PX, 7.000%, 04/15/23	586
69		Series 1505, Class Q, 7.000%, 05/15/23	76
268		Series 1518, Class G, IF, 8.859%, 05/15/23	316
50		Series 1541, Class M, HB, IF, 23.727%, 07/15/23	82

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	29

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
237		Series 1541, Class O, VAR, 1.940%, 07/15/23	246
14		Series 1570, Class F, VAR, 2.454%, 08/15/23	15
496		Series 1573, Class PZ, 7.000%, 09/15/23	559
295		Series 1591, Class PV, 6.250%, 10/15/23	326
—	(h)	Series 1595, Class D, 7.000%, 10/15/13	—	(h)
1		Series 1596, Class D, 6.500%, 10/15/13	1
51		Series 1602, Class SA, HB, IF, 22.152%, 10/15/23	89
—	(h)	Series 1607, Class SA, HB, IF, 21.260%, 10/15/13	—	(h)
1,631		Series 1608, Class L, 6.500%, 09/15/23	1,796
334		Series 1609, Class LG, IF, 16.935%, 11/15/23	365
628		Series 1642, Class PJ, 6.000%, 11/15/23	710
256		Series 1658, Class GZ, 7.000%, 01/15/24	294
16		Series 1671, Class L, 7.000%, 02/15/24	18
21		Series 1671, Class QC, IF, 10.000%, 02/15/24	28
24		Series 1686, Class SH, IF, 18.823%, 02/15/24	36
216		Series 1695, Class EB, 7.000%, 03/15/24	245
43		Series 1699, Class FC, VAR, 0.784%, 03/15/24	43
286		Series 1700, Class GA, PO, 02/15/24	273
1,223		Series 1706, Class K, 7.000%, 03/15/24	1,382
20		Series 1709, Class FA, VAR, 1.690%, 03/15/24	21
807		Series 1720, Class PL, 7.500%, 04/15/24	929
771		Series 1737, Class L, 6.000%, 06/15/24	869
108		Series 1745, Class D, 7.500%, 08/15/24	125
605		Series 1798, Class F, 5.000%, 05/15/23	652
15		Series 1807, Class G, 9.000%, 10/15/20	17
129		Series 1829, Class ZB, 6.500%, 03/15/26	143
—	(h)	Series 1844, Class E, 6.500%, 10/15/13	—	(h)
795		Series 1863, Class Z, 6.500%, 07/15/26	882
58		Series 1865, Class D, PO, 02/15/24	47
94		Series 1890, Class H, 7.500%, 09/15/26	108
237		Series 1899, Class ZE, 8.000%, 09/15/26	274
615		Series 1927, Class PH, 7.500%, 01/15/27	707
512		Series 1927, Class ZA, 6.500%, 01/15/27	571
16		Series 1935, Class FL, VAR, 0.884%, 02/15/27	16
209		Series 1963, Class Z, 7.500%, 01/15/27	241
31		Series 1970, Class PG, 7.250%, 07/15/27	35
532		Series 1981, Class Z, 6.000%, 05/15/27	600

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
334	Series 1983, Class Z, 6.500%, 12/15/23	373
217	Series 1987, Class PE, 7.500%, 09/15/27	240
342	Series 2019, Class Z, 6.500%, 12/15/27	387
1,240	Series 2033, Class J, 5.600%, 06/15/23	1,349
142	Series 2033, Class SN, HB, IF, 27.146%, 03/15/24	95
371	Series 2038, Class PN, IO, 7.000%, 03/15/28	53
1,079	Series 2040, Class PE, 7.500%, 03/15/28	1,243
452	Series 2054, Class PV, 7.500%, 05/15/28	522
112	Series 2056, Class TD, 6.500%, 05/15/18	121
598	Series 2063, Class PG, 6.500%, 06/15/28	671
104	Series 2064, Class TE, 7.000%, 06/15/28	120
308	Series 2070, Class C, 6.000%, 07/15/28	329
1,227	Series 2075, Class PH, 6.500%, 08/15/28	1,382
1,313	Series 2075, Class PM, 6.250%, 08/15/28	1,332
263	Series 2086, Class GB, 6.000%, 09/15/28	285
469	Series 2089, Class PJ, IO, 7.000%, 10/15/28	67
1,114	Series 2095, Class PE, 6.000%, 11/15/28	1,243
25	Series 2102, Class TC, 6.000%, 12/15/13	25
15	Series 2102, Class TU, 6.000%, 12/15/13	15
1,918	Series 2106, Class ZD, 6.000%, 12/15/28	2,174
2,954	Series 2110, Class PG, 6.000%, 01/15/29	3,258
66	Series 2115, Class PE, 6.000%, 01/15/14	66
639	Series 2125, Class JZ, 6.000%, 02/15/29	705
2,710	Series 2126, Class CB, 6.250%, 02/15/29	3,006
84	Series 2132, Class SB, HB, IF, 29.739%, 03/15/29	156
52	Series 2134, Class PI, IO, 6.500%, 03/15/19	6
2	Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
47	Series 2141, Class IO, IO, 7.000%, 04/15/29	7
175	Series 2163, Class PC, IO, 7.500%, 06/15/29	27
2,616	Series 2169, Class TB, 7.000%, 06/15/29	3,005
957	Series 2172, Class QC, 7.000%, 07/15/29	1,082
586	Series 2176, Class OJ, 7.000%, 08/15/29	668
3	Series 2196, Class TL, 7.500%, 11/15/29	4
521	Series 2201, Class C, 8.000%, 11/15/29	611
1,316	Series 2208, Class PG, 7.000%, 01/15/30	1,489
290	Series 2209, Class TC, 8.000%, 01/15/30	350
925	Series 2210, Class Z, 8.000%, 01/15/30	1,075
269	Series 2224, Class CB, 8.000%, 03/15/30	317

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
301	Series 2230, Class Z, 8.000%, 04/15/30	354
232	Series 2234, Class PZ, 7.500%, 05/15/30	268
196	Series 2247, Class Z, 7.500%, 08/15/30	228
539	Series 2256, Class MC, 7.250%, 09/15/30	621
838	Series 2259, Class ZM, 7.000%, 10/15/30	964
14	Series 2261, Class ZY, 7.500%, 10/15/30	17
67	Series 2262, Class Z, 7.500%, 10/15/30	78
883	Series 2271, Class PC, 7.250%, 12/15/30	1,017
1,122	Series 2283, Class K, 6.500%, 12/15/23	1,243
394	Series 2296, Class PD, 7.000%, 03/15/31	454
8	Series 2301, Class PA, 6.000%, 10/15/13	8
158	Series 2306, Class K, PO, 05/15/24	147
379	Series 2306, Class SE, IF, IO, 8.060%, 05/15/24	70
255	Series 2313, Class LA, 6.500%, 05/15/31	287
510	Series 2325, Class PM, 7.000%, 06/15/31	546
1,056	Series 2332, Class ZH, 7.000%, 07/15/31	1,208
121	Series 2333, Class HC, 6.000%, 07/15/31	119
715	Series 2344, Class QG, 6.000%, 08/15/16	760
5,562	Series 2344, Class ZD, 6.500%, 08/15/31	5,985
614	Series 2344, Class ZJ, 6.500%, 08/15/31	686
485	Series 2345, Class NE, 6.500%, 08/15/31	547
369	Series 2345, Class PQ, 6.500%, 08/15/16	388
177	Series 2347, Class VP, 6.500%, 03/15/20	177
671	Series 2351, Class PZ, 6.500%, 08/15/31	756
981	Series 2353, Class TD, 6.000%, 09/15/16	1,036
337	Series 2355, Class BP, 6.000%, 09/15/16	355
109	Series 2359, Class PM, 6.000%, 09/15/16	115
1,067	Series 2359, Class ZB, 8.500%, 06/15/31	1,276
490	Series 2360, Class PG, 6.000%, 09/15/16	519
86	Series 2363, Class PF, 6.000%, 09/15/16	91
264	Series 2366, Class MD, 6.000%, 10/15/16	279
485	Series 2367, Class ME, 6.500%, 10/15/31	514
538	Series 2388, Class FB, VAR, 0.784%, 01/15/29	543
757	Series 2391, Class QR, 5.500%, 12/15/16	797
224	Series 2394, Class MC, 6.000%, 12/15/16	237
571	Series 2399, Class OH, 6.500%, 01/15/32	615
1,007	Series 2399, Class TH, 6.500%, 01/15/32	1,083
1,111	Series 2410, Class NG, 6.500%, 02/15/32	1,204
664	Series 2410, Class OE, 6.375%, 02/15/32	719
1,249	Series 2410, Class QS, IF, 19.021%, 02/15/32	1,836
437	Series 2410, Class QX, IF, IO, 8.466%, 02/15/32	108

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,179	Series 2412, Class SP, IF, 15.732%, 02/15/32	1,570
2,828	Series 2418, Class FO, VAR, 1.084%, 02/15/32	2,881
1,134	Series 2420, Class XK, 6.500%, 02/15/32	1,217
818	Series 2423, Class MC, 7.000%, 03/15/32	941
1,071	Series 2423, Class MT, 7.000%, 03/15/32	1,226
1,114	Series 2423, Class TB, 6.500%, 03/15/32	1,256
232	Series 2425, Class OB, 6.000%, 03/15/17	247
1,536	Series 2430, Class WF, 6.500%, 03/15/32	1,734
1,954	Series 2434, Class TC, 7.000%, 04/15/32	2,187
3,820	Series 2434, Class ZA, 6.500%, 04/15/32	4,255
1,797	Series 2435, Class CJ, 6.500%, 04/15/32	1,962
727	Series 2436, Class MC, 7.000%, 04/15/32	820
374	Series 2441, Class GF, 6.500%, 04/15/32	422
950	Series 2444, Class ES, IF, IO, 7.766%, 03/15/32	198
842	Series 2450, Class GZ, 7.000%, 05/15/32	963
620	Series 2450, Class SW, IF, IO, 7.816%, 03/15/32	130
1,320	Series 2455, Class GK, 6.500%, 05/15/32	1,489
141	Series 2458, Class QE, 5.500%, 06/15/17	148
1,055	Series 2458, Class ZM, 6.500%, 06/15/32	1,166
746	Series 2463, Class CE, 6.000%, 06/15/17	789
767	Series 2466, Class DH, 6.500%, 06/15/32	865
253	Series 2466, Class PG, 6.500%, 04/15/32	256
1,400	Series 2466, Class PH, 6.500%, 06/15/32	1,522
1,164	Series 2474, Class NR, 6.500%, 07/15/32	1,313
2,496	Series 2475, Class S, IF, IO, 7.816%, 02/15/32	508
1,777	Series 2484, Class LZ, 6.500%, 07/15/32	1,985
113	Series 2488, Class WS, IF, 16.315%, 08/15/17	136
2,379	Series 2500, Class MC, 6.000%, 09/15/32	2,628
291	Series 2508, Class AQ, 5.500%, 10/15/17	312
2,391	Series 2512, Class PG, 5.500%, 10/15/22	2,631
332	Series 2515, Class MG, 4.000%, 09/15/17	338
795	Series 2535, Class BK, 5.500%, 12/15/22	878
1,371	Series 2537, Class TE, 5.500%, 12/15/17	1,468
724	Series 2543, Class LX, 5.000%, 12/15/17	772
3,338	Series 2543, Class YX, 6.000%, 12/15/32	3,722
1,937	Series 2544, Class HC, 6.000%, 12/15/32	2,161
959	Series 2549, Class ZG, 5.000%, 01/15/18	994
2,142	Series 2552, Class ME, 6.000%, 01/15/33	2,390
1,792	Series 2567, Class QD, 6.000%, 02/15/33	1,953
8,095	Series 2568, Class KG, 5.500%, 02/15/23	8,832

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	31

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
1,416		Series 2571, Class FY, VAR, 0.934%, 12/15/32	1,425
208		Series 2571, Class SK, HB, IF, 33.706%, 09/15/23	398
835		Series 2571, Class SY, IF, 18.158%, 12/15/32	1,323
7,388		Series 2575, Class ME, 6.000%, 02/15/33	8,239
1,416		Series 2586, Class HD, 5.500%, 03/15/23	1,560
823		Series 2586, Class WI, IO, 6.500%, 03/15/33	167
1,420		Series 2595, Class HC, 5.500%, 04/15/23	1,552
1,375		Series 2596, Class QG, 6.000%, 03/15/33	1,520
8		Series 2597, Class DS, IF, IO, 7.366%, 02/15/33	—	(h)
610		Series 2611, Class UH, 4.500%, 05/15/18	641
—	(h)	Series 2617, Class GR, 4.500%, 05/15/18	—	(h)
956		Series 2626, Class NS, IF, IO, 6.366%, 06/15/23	80
587		Series 2629, Class BY, IO, 4.500%, 03/15/18	24
—	(h)	Series 2631, Class LC, 4.500%, 06/15/18	—	(h)
2,872		Series 2631, Class SA, IF, 14.513%, 06/15/33	3,629
5,139		Series 2636, Class Z, 4.500%, 06/15/18	5,450
786		Series 2637, Class SA, IF, IO, 5.916%, 06/15/18	65
159		Series 2638, Class DS, IF, 8.416%, 07/15/23	181
124		Series 2640, Class UG, IO, 5.000%, 01/15/32	2
45		Series 2642, Class SL, IF, 6.706%, 07/15/33	46
358		Series 2650, Class PO, PO, 12/15/32	351
1,798		Series 2650, Class SO, PO, 12/15/32	1,765
4,771		Series 2651, Class VZ, 4.500%, 07/15/18	5,064
8,435		Series 2653, Class PZ, 5.000%, 07/15/33	9,467
1,287		Series 2655, Class EO, PO, 02/15/33	1,266
881		Series 2671, Class S, IF, 14.421%, 09/15/33	1,102
—	(h)	Series 2672, Class ME, 5.000%, 11/15/22	—	(h)
—	(h)	Series 2675, Class CK, 4.000%, 09/15/18	—	(h)
5,568		Series 2684, Class PO, PO, 01/15/33	5,438
701		Series 2692, Class SC, IF, 12.919%, 07/15/33	823
76		Series 2696, Class CO, PO, 10/15/18	74
—	(h)	Series 2702, Class PC, 5.000%, 01/15/23	—	(h)
—	(h)	Series 2707, Class QE, 4.500%, 11/15/18	—	(h)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
5,000		Series 2709, Class PG, 5.000%, 11/15/23	5,471
2,000		Series 2710, Class HB, 5.500%, 11/15/23	2,201
927		Series 2715, Class OG, 5.000%, 01/15/23	957
918		Series 2720, Class PC, 5.000%, 12/15/23	974
5,000		Series 2722, Class PF, VAR, 0.784%, 12/15/33	5,024
10,505		Series 2733, Class SB, IF, 7.844%, 10/15/33	11,646
1,108		Series 2744, Class PE, 5.500%, 02/15/34	1,188
2,143		Series 2744, Class TU, 5.500%, 05/15/32	2,274
1,239		Series 2748, Class KO, PO, 10/15/23	1,211
304		Series 2755, Class SA, IF, 13.832%, 05/15/30	320
1,997		Series 2758, Class AO, PO, 03/15/19	1,962
981		Series 2777, Class KO, PO, 02/15/33	977
73		Series 2780, Class JG, 4.500%, 04/15/19	75
471		Series 2780, Class SY, IF, 16.095%, 11/15/33	611
5,672		Series 2802, Class OH, 6.000%, 05/15/34	6,336
624		Series 2827, Class QE, 5.500%, 03/15/33	630
1,096		Series 2835, Class BO, PO, 12/15/28	1,092
243		Series 2835, Class QO, PO, 12/15/32	222
103		Series 2840, Class JO, PO, 06/15/23	102
2,470		Series 2903, Class Z, 5.000%, 12/15/24	2,660
269		Series 2921, Class MD, 5.000%, 06/15/33	269
1,271		Series 2929, Class MS, HB, IF, 27.350%, 02/15/35	2,127
7,105		Series 2934, Class EC, PO, 02/15/20	6,909
106		Series 2934, Class EN, PO, 02/15/18	106
2,116		Series 2934, Class HI, IO, 5.000%, 02/15/20	194
1,440		Series 2934, Class KI, IO, 5.000%, 02/15/20	143
747		Series 2945, Class SA, IF, 11.963%, 03/15/20	860
—	(h)	Series 2965, Class GD, 4.500%, 04/15/20	—	(h)
656		Series 2967, Class S, HB, IF, 32.813%, 04/15/25	1,110
10,244		Series 2968, Class EH, 6.000%, 04/15/35	11,629
3,507		Series 2968, Class MD, 5.500%, 12/15/33	3,730
2,123		Series 2981, Class FA, VAR, 0.584%, 05/15/35	2,131
2,042		Series 2988, Class AF, VAR, 0.484%, 06/15/35	2,050
142		Series 2989, Class PO, PO, 06/15/23	140
1,173		Series 2990, Class GO, PO, 02/15/35	1,069
3,762		Series 2990, Class LK, VAR, 0.554%, 10/15/34	3,776

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
2,647		Series 2990, Class SL, HB, IF, 23.818%, 06/15/34	3,924
666		Series 2990, Class WP, IF, 16.553%, 06/15/35	787
5,000		Series 2992, Class LB, 5.000%, 06/15/20	5,497
4,121		Series 2995, Class FK, VAR, 0.434%, 05/15/34	4,119
—	(h)	Series 2999, Class ND, 4.500%, 07/15/20	—	(h)
127		Series 3007, Class AI, IO, 5.500%, 07/15/24	6
5,817		Series 3013, Class AF, VAR, 0.434%, 05/15/35	5,824
117		Series 3014, Class OD, PO, 08/15/35	93
408		Series 3022, Class SX, IF, 16.415%, 08/15/25	546
1,270		Series 3029, Class SO, PO, 09/15/35	1,180
2,823		Series 3042, Class PF, VAR, 0.434%, 08/15/35	2,826
490		Series 3047, Class OB, 5.500%, 12/15/33	501
10,072		Series 3049, Class XF, VAR, 0.534%, 05/15/33	10,088
723		Series 3051, Class DP, HB, IF, 27.218%, 10/15/25	1,163
1,192		Series 3064, Class SG, IF, 19.386%, 11/15/35	1,691
4,552		Series 3065, Class DF, VAR, 0.564%, 04/15/35	4,573
309		Series 3068, Class AO, PO, 01/15/35	307
2,176		Series 3077, Class TO, PO, 04/15/35	2,044
2,661		Series 3085, Class WF, VAR, 0.984%, 08/15/35	2,696
7		Series 3100, Class MA, VAR, 0.277%, 12/15/35	7
5,876		Series 3101, Class UZ, 6.000%, 01/15/36	6,521
4,237		Series 3102, Class FB, VAR, 0.484%, 01/15/36	4,250
463		Series 3102, Class HS, HB, IF, 23.892%, 01/15/36	704
5,030		Series 3117, Class AO, PO, 02/15/36	4,670
1,025		Series 3117, Class EO, PO, 02/15/36	953
1,614		Series 3117, Class OG, PO, 02/15/36	1,530
881		Series 3117, Class OK, PO, 02/15/36	803
3,101		Series 3122, Class OH, PO, 03/15/36	2,873
2,888		Series 3122, Class OP, PO, 03/15/36	2,687
17		Series 3122, Class ZB, 6.000%, 03/15/36	17
318		Series 3134, Class PO, PO, 03/15/36	293
2,961		Series 3137, Class XP, 6.000%, 04/15/36	3,289

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,691	Series 3138, Class PO, PO, 04/15/36	1,570
2,926	Series 3147, Class PF, VAR, 0.484%, 04/15/36	2,929
5,851	Series 3147, Class PO, PO, 04/15/36	5,524
149	Series 3149, Class SO, PO, 05/15/36	111
1,027	Series 3151, Class PO, PO, 05/15/36	949
2,147	Series 3153, Class EO, PO, 05/15/36	1,975
824	Series 3164, Class MG, 6.000%, 06/15/36	917
4,644	Series 3171, Class MO, PO, 06/15/36	4,397
822	Series 3174, Class PX, 5.000%, 06/15/17	861
1,168	Series 3179, Class OA, PO, 07/15/36	1,076
4,353	Series 3181, Class AZ, 6.500%, 07/15/36	5,005
1,763	Series 3184, Class OA, PO, 02/15/33	1,759
3,481	Series 3189, Class PC, 6.000%, 08/15/35	3,629
797	Series 3194, Class SA, IF, IO, 6.916%, 07/15/36	108
3,690	Series 3195, Class PD, 6.500%, 07/15/36	4,131
7,894	Series 3200, Class AY, 5.500%, 08/15/36	8,628
1,521	Series 3200, Class PO, PO, 08/15/36	1,398
19,556	Series 3202, Class HI, IF, IO, 6.466%, 08/15/36	3,441
962	Series 3213, Class OA, PO, 09/15/36	888
627	Series 3218, Class AO, PO, 09/15/36	583
6,426	Series 3218, Class BE, 6.000%, 09/15/35	6,802
3,941	Series 3219, Class DI, IO, 6.000%, 04/15/36	671
1,735	Series 3225, Class EO, PO, 10/15/36	1,593
2,078	Series 3232, Class ST, IF, IO, 6.516%, 10/15/36	338
512	Series 3233, Class OP, PO, 05/15/36	456
5	Series 3253, Class A, 5.000%, 08/15/20	5
7,874	Series 3253, Class PO, PO, 12/15/21	7,757
783	Series 3256, Class PO, PO, 12/15/36	722
1,240	Series 3260, Class CS, IF, IO, 5.956%, 01/15/37	171
691	Series 3261, Class OA, PO, 01/15/37	637
4,205	Series 3274, Class B, 6.000%, 02/15/37	4,565
547	Series 3274, Class JO, PO, 02/15/37	499
2,222	Series 3275, Class FL, VAR, 0.624%, 02/15/37	2,233
5,500	Series 3284, Class CB, 5.000%, 03/15/22	6,092
1,089	Series 3286, Class PO, PO, 03/15/37	997
2,605	Series 3290, Class SB, IF, IO, 6.266%, 03/15/37	327
2,956	Series 3302, Class UT, 6.000%, 04/15/37	3,265
1,778	Series 3305, Class MG, IF, 2.404%, 07/15/34	1,730

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	33

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
7,268	Series 3315, Class HZ, 6.000%, 05/15/37	8,078
1,751	Series 3316, Class PO, PO, 05/15/37	1,614
122	Series 3318, Class AO, PO, 05/15/37	111
639	Series 3326, Class JO, PO, 06/15/37	591
5,000	Series 3329, Class JD, 6.000%, 06/15/36	5,415
990	Series 3331, Class PO, PO, 06/15/37	910
2,130	Series 3344, Class SL, IF, IO, 6.416%, 07/15/37	359
1,051	Series 3365, Class PO, PO, 09/15/37	970
723	Series 3371, Class FA, VAR, 0.784%, 09/15/37	729
1,018	Series 3373, Class TO, PO, 04/15/37	937
6,531	Series 3383, Class SA, IF, IO, 6.266%, 11/15/37	934
11,426	Series 3387, Class SA, IF, IO, 6.236%, 11/15/37	1,678
631	Series 3389, Class DQ, 5.750%, 10/15/35	658
3,089	Series 3393, Class JO, PO, 09/15/32	2,477
2,184	Series 3398, Class PO, PO, 01/15/36	2,150
12,376	Series 3404, Class SC, IF, IO, 5.816%, 01/15/38	1,708
619	Series 3422, Class SE, IF, 16.990%, 02/15/38	820
5,500	Series 3423, Class PB, 5.500%, 03/15/38	6,050
4,936	Series 3424, Class PI, IF, IO, 6.616%, 04/15/38	655
326	Series 3443, Class SY, IF, 9.000%, 03/15/37	369
6,203	Series 3453, Class B, 5.500%, 05/15/38	6,730
4,400	Series 3455, Class SE, IF, IO, 6.016%, 06/15/38	643
1,089	Series 3461, Class LZ, 6.000%, 06/15/38	1,208
8,174	Series 3461, Class Z, 6.000%, 06/15/38	9,142
8,378	Series 3481, Class SJ, IF, IO, 5.666%, 08/15/38	862
7,500	Series 3493, Class LA, 4.000%, 10/15/23	8,073
6,500	Series 3501, Class CB, 5.500%, 01/15/39	6,890
5,253	Series 3505, Class SA, IF, IO, 5.816%, 01/15/39	737
1,823	Series 3510, Class OD, PO, 02/15/37	1,664
5,087	Series 3511, Class SA, IF, IO, 5.816%, 02/15/39	719
649	Series 3515, Class PI, IO, 5.500%, 07/15/37	53
1,188	Series 3523, Class SD, IF, 19.156%, 06/15/36	1,658
5,971	Series 3531, Class SA, IF, IO, 6.116%, 05/15/39	756

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
4,009	Series 3531, Class SM, IF, IO, 5.916%, 05/15/39	580
2,218	Series 3546, Class A, VAR, 2.615%, 02/15/39	2,282
4,268	Series 3549, Class FA, VAR, 1.384%, 07/15/39	4,348
3,439	Series 3607, Class AO, PO, 04/15/36	3,124
6,303	Series 3607, Class BO, PO, 04/15/36	5,726
1,713	Series 3607, Class EO, PO, 02/15/33	1,684
5,115	Series 3607, Class OP, PO, 07/15/37	4,727
7,607	Series 3607, Class PO, PO, 05/15/37	6,942
3,478	Series 3607, Class TO, PO, 10/15/39	3,211
7,518	Series 3608, Class SC, IF, IO, 6.066%, 12/15/39	883
5,015	Series 3611, Class PO, PO, 07/15/34	4,609
2,000	Series 3614, Class QB, 4.000%, 12/15/24	2,078
4,156	Series 3621, Class BO, PO, 01/15/40	3,833
4,600	Series 3632, Class BS, IF, 16.886%, 02/15/40	6,738
2,817	Series 3645, Class KZ, 5.500%, 08/15/36	3,143
6,800	Series 3654, Class DC, 5.000%, 04/15/30	7,228
4,039	Series 3654, Class VB, 5.500%, 10/15/27	4,338
3,478	Series 3659, Class VE, 5.000%, 03/15/26	3,815
10,278	Series 3666, Class VA, 5.500%, 12/15/22	10,585
19,494	Series 3680, Class MA, 4.500%, 07/15/39	21,137
7,000	Series 3684, Class CY, 4.500%, 06/15/25	7,500
13,803	Series 3687, Class MA, 4.500%, 02/15/37	14,732
4,950	Series 3688, Class CU, VAR, 6.775%, 11/15/21	5,329
23,992	Series 3688, Class GT, VAR, 7.178%, 11/15/46	28,865
62,826	Series 3704, Class CT, 7.000%, 12/15/36	74,910
27,013	Series 3704, Class DT, 7.500%, 11/15/36	31,020
25,434	Series 3704, Class ET, 7.500%, 12/15/36	30,831
12,792	Series 3710, Class FL, VAR, 0.684%, 05/15/36	12,857
18,838	Series 3740, Class SB, IF, IO, 5.816%, 10/15/40	3,409
17,487	Series 3740, Class SC, IF, IO, 5.816%, 10/15/40	3,412
35,772	Series 3747, Class HI, IO, 4.500%, 07/15/37	3,386
9,355	Series 3756, Class IP, IO, 4.000%, 08/15/35	454
24,715	Series 3759, Class HI, IO, 4.000%, 08/15/37	2,762
16,603	Series 3760, Class GI, IO, 4.000%, 10/15/37	1,787

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
12,795		Series 3760, Class NI, IO, 4.000%, 10/15/37	1,319
13,678		Series 3779, Class IH, IO, 4.000%, 11/15/34	1,415
12,068		Series 3795, Class EI, IO, 5.000%, 10/15/39	1,511
2,282		Series 3798, Class BF, VAR, 0.484%, 06/15/24	2,288
6,889		Series 3800, Class AI, IO, 4.000%, 11/15/29	722
37,601		Series 3802, Class LS, IF, IO, 2.387%, 01/15/40	2,374
—	(h)	Series 3804, Class FN, VAR, 0.634%, 03/15/39	—	(h)
31,370		Series 3819, Class ZQ, 6.000%, 04/15/36	34,150
8,573		Series 3852, Class QN, IF, 5.500%, 05/15/41	8,769
20,903		Series 3852, Class TP, IF, 5.500%, 05/15/41	21,942
9,199		Series 3860, Class PZ, 5.000%, 05/15/41	9,763
4,747		Series 3895, Class WA, VAR, 5.714%, 10/15/38	5,251
9,200		Series 3920, Class LP, 5.000%, 01/15/34	10,002
25,312		Series 3925, Class FL, VAR, 0.634%, 01/15/41	25,572
21,805		Series 3957, Class B, 4.000%, 11/15/41	22,587
5,970		Series 3966, Class BF, VAR, 0.684%, 10/15/40	6,033
9,274		Series 3966, Class NA, 4.000%, 12/15/41	9,412
17,498		Series 3998, Class GF, VAR, 0.634%, 05/15/36	17,603
12,533		Series 4001, Class NF, VAR, 0.684%, 01/15/39	12,622
17,771		Series 4012, Class FN, VAR, 0.684%, 03/15/42	17,905
8,856		Series 4012, Class NF, VAR, 0.634%, 12/15/38	8,913
21,140		Series 4048, Class FB, VAR, 0.584%, 10/15/41	21,219
35,477		Series 4048, Class FJ, VAR, 0.595%, 07/15/37	35,544
5,549		Series 4073, Class MF, VAR, 0.634%, 08/15/39	5,552
9,562		Series 4077, Class FB, VAR, 0.684%, 07/15/42	9,530
16,529		Series 4087, Class FA, VAR, 0.634%, 05/15/39	16,643
11,299		Series 4095, Class FB, VAR, 0.584%, 04/15/39	11,366

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
11,922	Series 4219, Class JA, 3.500%, 08/15/39	12,289
	Federal Home Loan Mortgage Corp. STRIPS,
4	Series 134, Class B, IO, 9.000%, 04/01/22	1
2,408	Series 197, Class PO, PO, 04/01/28	2,215
5,848	Series 233, Class 11, IO, 5.000%, 09/15/35	1,033
4,885	Series 233, Class 12, IO, 5.000%, 09/15/35	758
9,279	Series 233, Class 13, IO, 5.000%, 09/15/35	1,638
21,561	Series 239, Class S30, IF, IO, 7.516%, 08/15/36	3,213
2,913	Series 243, Class 16, IO, 4.500%, 11/15/20	243
1,877	Series 243, Class 17, IO, 4.500%, 12/15/20	160
111,736	Series 262, Class 35, 3.500%, 07/15/42	112,354
44,589	Series 264, Class F1, VAR, 0.734%, 07/15/42	44,186
40,809	Series 267, Class F5, VAR, 0.684%, 08/15/42	40,512
14,456	Series 270, Class F1, VAR, 0.684%, 08/15/42	14,614
12,545	Series 274, Class F1, VAR, 0.684%, 08/15/42	12,653
32,585	Series 279, Class F6, VAR, 0.634%, 09/15/42	32,766
15,809	Series 281, Class F1, VAR, 0.684%, 10/15/42	15,933
9,764	Series 299, Class 300, 3.000%, 01/15/43	9,641
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,077	Series T-41, Class 3A, VAR, 6.706%, 07/25/32	1,245
4,520	Series T-42, Class A5, 7.500%, 02/25/42	5,279
3,173	Series T-48, Class 1A, VAR, 5.931%, 07/25/33	3,642
676	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	800
4,212	Series T-54, Class 2A, 6.500%, 02/25/43	5,027
1,441	Series T-54, Class 3A, 7.000%, 02/25/43	1,703
10,046	Series T-56, Class A5, 5.231%, 05/25/43	10,799
1,084	Series T-57, Class 1A3, 7.500%, 07/25/43	1,250
429	Series T-57, Class 1AP, PO, 07/25/43	350
5,729	Series T-58, Class 4A, 7.500%, 09/25/43	6,462
530	Series T-58, Class APO, PO, 09/25/43	425
5,510	Series T-59, Class 1A2, 7.000%, 10/25/43	6,327
575	Series T-59, Class 1AP, PO, 10/25/43	458

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	35

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
8,395	Series T-62, Class 1A1, VAR, 1.358%, 10/25/44	8,477
27,132	Series T-76, Class 2A, VAR, 3.851%, 10/25/37	27,075
	Federal National Mortgage Association - ACES,
21,500	Series 2010-M1, Class A2, 4.450%, 09/25/19	23,570
8,000	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	8,680
6,804	Series 2010-M7, Class A2, 3.655%, 11/25/20	7,136
10,000	Series 2011-M1, Class A3, 3.763%, 06/25/21	10,428
8,664	Series 2011-M2, Class A2, 3.645%, 07/25/21	9,008
58,500	Series 2011-M2, Class A3, 3.764%, 07/25/21	61,000
32,200	Series 2011-M4, Class A2, 3.726%, 06/25/21	33,579
6,845	Series 2011-M8, Class A2, 2.922%, 08/25/21	6,674
7,576	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	7,454
7,200	Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	6,996
32,204	Series 2012-M11, Class FA, VAR, 0.716%, 08/25/19	32,120
13,148	Series 2013-M7, Class A2, 2.280%, 12/27/22	11,880
13,000	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	11,868
	Federal National Mortgage Association Grantor Trust,
1,871	Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	2,104
2,144	Series 2001-T10, Class A2, 7.500%, 12/25/41	2,479
2,336	Series 2001-T3, Class A1, 7.500%, 11/25/40	2,727
2,552	Series 2002-T16, Class A2, 7.000%, 07/25/42	2,934
746	Series 2004-T1, Class 1A2, 6.500%, 01/25/44	850
5,209	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	6,085
3,253	Series 2004-T2, Class 2A, VAR, 3.398%, 07/25/43	3,399
7,173	Series 2004-T3, Class 1A2, 6.500%, 02/25/44	8,088

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
2,844		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	3,220
723		Series 2004-T3, Class PT1, VAR, 8.827%, 01/25/44	807
		Federal National Mortgage Association REMIC,
11		Series 1988-7, Class Z, 9.250%, 04/25/18	13
49		Series 1989-70, Class G, 8.000%, 10/25/19	55
21		Series 1989-78, Class H, 9.400%, 11/25/19	23
26		Series 1989-83, Class H, 8.500%, 11/25/19	29
22		Series 1989-89, Class H, 9.000%, 11/25/19	24
15		Series 1990-1, Class D, 8.800%, 01/25/20	17
6		Series 1990-7, Class B, 8.500%, 01/25/20	7
6		Series 1990-60, Class K, 5.500%, 06/25/20	7
11		Series 1990-63, Class H, 9.500%, 06/25/20	13
8		Series 1990-93, Class G, 5.500%, 08/25/20	8
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	3
62		Series 1990-102, Class J, 6.500%, 08/25/20	67
48		Series 1990-120, Class H, 9.000%, 10/25/20	55
7		Series 1990-134, Class SC, HB, IF, 21.324%, 11/25/20	11
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	4
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
15		Series 1991-24, Class Z, 5.000%, 03/25/21	16
13		Series 1991-42, Class S, IF, 17.353%, 05/25/21	17
2		Series 1992-101, Class J, 7.500%, 06/25/22	2
408		Series 1992-117, Class MA, 8.000%, 07/25/22	464
72		Series 1992-136, Class PK, 6.000%, 08/25/22	79
74		Series 1992-143, Class MA, 5.500%, 09/25/22	81

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
488	Series 1992-150, Class M, 8.000%, 09/25/22	556
166	Series 1992-163, Class M, 7.750%, 09/25/22	190
238	Series 1992-188, Class PZ, 7.500%, 10/25/22	268
110	Series 1993-21, Class KA, 7.700%, 03/25/23	126
272	Series 1993-25, Class J, 7.500%, 03/25/23	308
43	Series 1993-27, Class SA, IF, 15.500%, 02/25/23	58
671	Series 1993-37, Class PX, 7.000%, 03/25/23	756
238	Series 1993-54, Class Z, 7.000%, 04/25/23	268
2,592	Series 1993-56, Class PZ, 7.000%, 05/25/23	2,918
114	Series 1993-62, Class SA, IF, 18.307%, 04/25/23	168
1,252	Series 1993-99, Class Z, 7.000%, 07/25/23	1,391
62	Series 1993-122, Class M, 6.500%, 07/25/23	69
1,276	Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	1,427
2,041	Series 1993-141, Class Z, 7.000%, 08/25/23	2,292
58	Series 1993-165, Class SD, IF, 12.833%, 09/25/23	74
73	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	93
105	Series 1993-178, Class PK, 6.500%, 09/25/23	116
49	Series 1993-179, Class SB, HB, IF, 25.576%, 10/25/23	82
33	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	38
1,759	Series 1993-183, Class KA, 6.500%, 10/25/23	1,945
768	Series 1993-189, Class PL, 6.500%, 10/25/23	871
97	Series 1993-199, Class FA, VAR, 0.734%, 10/25/23	97
94	Series 1993-205, Class H, PO, 09/25/23	88
8	Series 1993-220, Class SG, IF, 15.632%, 11/25/13	8
7	Series 1993-225, Class SG, HB, IF, 26.743%, 12/25/13	7

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
146	Series 1993-225, Class UB, 6.500%, 12/25/23	169
42	Series 1993-230, Class FA, VAR, 0.784%, 12/25/23	43
137	Series 1993-247, Class FE, VAR, 1.184%, 12/25/23	139
167	Series 1993-247, Class SA, HB, IF, 26.786%, 12/25/23	288
63	Series 1993-247, Class SU, IF, 11.996%, 12/25/23	82
361	Series 1993-250, Class Z, 7.000%, 12/25/23	374
11	Series 1994-9, Class E, PO, 11/25/23	10
538	Series 1994-37, Class L, 6.500%, 03/25/24	597
2,596	Series 1994-40, Class Z, 6.500%, 03/25/24	2,867
4,332	Series 1994-62, Class PK, 7.000%, 04/25/24	4,896
1,907	Series 1994-63, Class PK, 7.000%, 04/25/24	2,156
96	Series 1995-2, Class Z, 8.500%, 01/25/25	112
373	Series 1995-19, Class Z, 6.500%, 11/25/23	425
996	Series 1996-14, Class SE, IF, IO, 8.180%, 08/25/23	182
37	Series 1996-27, Class FC, VAR, 0.684%, 03/25/17	37
884	Series 1996-48, Class Z, 7.000%, 11/25/26	995
91	Series 1996-59, Class J, 6.500%, 08/25/22	100
239	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	11
791	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	35
156	Series 1997-27, Class J, 7.500%, 04/18/27	173
215	Series 1997-29, Class J, 7.500%, 04/20/27	252
549	Series 1997-32, Class PG, 6.500%, 04/25/27	612
784	Series 1997-39, Class PD, 7.500%, 05/20/27	919
6	Series 1997-42, Class EN, 7.250%, 07/18/27	6
55	Series 1997-42, Class ZC, 6.500%, 07/18/27	61

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	37

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,009	Series 1997-61, Class ZC, 7.000%, 02/25/23	1,133
249	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	35
29	Series 1998-4, Class C, PO, 04/25/23	27
432	Series 1998-36, Class ZB, 6.000%, 07/18/28	474
192	Series 1998-43, Class SA, IF, IO, 17.727%, 04/25/23	72
334	Series 1998-66, Class SB, IF, IO, 7.966%, 12/25/28	61
191	Series 1999-17, Class C, 6.350%, 04/25/29	214
1,072	Series 1999-18, Class Z, 5.500%, 04/18/29	1,186
250	Series 1999-38, Class SK, IF, IO, 7.866%, 08/25/23	30
91	Series 1999-52, Class NS, HB, IF, 22.865%, 10/25/23	148
257	Series 1999-62, Class PB, 7.500%, 12/18/29	295
1,419	Series 2000-2, Class ZE, 7.500%, 02/25/30	1,634
448	Series 2000-20, Class SA, IF, IO, 8.916%, 07/25/30	110
59	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	11
495	Series 2001-4, Class PC, 7.000%, 03/25/21	551
5	Series 2001-5, Class OW, 6.000%, 03/25/16	5
187	Series 2001-7, Class PF, 7.000%, 03/25/31	215
101	Series 2001-7, Class PR, 6.000%, 03/25/16	102
75	Series 2001-10, Class PR, 6.000%, 04/25/16	76
553	Series 2001-30, Class PM, 7.000%, 07/25/31	631
1,017	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	227
1,032	Series 2001-36, Class DE, 7.000%, 08/25/31	1,186
1,237	Series 2001-44, Class MY, 7.000%, 09/25/31	1,420
321	Series 2001-44, Class PD, 7.000%, 09/25/31	363
207	Series 2001-44, Class PU, 7.000%, 09/25/31	238

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,979	Series 2001-48, Class Z, 6.500%, 09/25/21	3,329
282	Series 2001-49, Class Z, 6.500%, 09/25/31	315
155	Series 2001-52, Class KB, 6.500%, 10/25/31	175
201	Series 2001-52, Class XN, 6.500%, 11/25/15	210
2,077	Series 2001-60, Class PX, 6.000%, 11/25/31	2,328
734	Series 2001-60, Class QS, HB, IF, 23.856%, 09/25/31	1,250
1,810	Series 2001-61, Class Z, 7.000%, 11/25/31	2,050
382	Series 2001-71, Class MB, 6.000%, 12/25/16	405
619	Series 2001-71, Class QE, 6.000%, 12/25/16	653
88	Series 2001-72, Class SX, IF, 17.037%, 12/25/31	125
2,141	Series 2001-74, Class MB, 6.000%, 12/25/16	2,267
81	Series 2001-81, Class LO, PO, 01/25/32	74
814	Series 2002-1, Class G, 7.000%, 07/25/23	922
407	Series 2002-1, Class HC, 6.500%, 02/25/22	451
300	Series 2002-1, Class SA, HB, IF, 24.589%, 02/25/32	536
137	Series 2002-1, Class UD, HB, IF, 23.856%, 12/25/23	219
560	Series 2002-2, Class UC, 6.000%, 02/25/17	594
1,389	Series 2002-3, Class OG, 6.000%, 02/25/17	1,466
2,807	Series 2002-5, Class PK, 6.000%, 02/25/22	3,112
249	Series 2002-7, Class OG, 6.000%, 03/25/17	263
735	Series 2002-7, Class TG, 6.000%, 03/25/17	774
1,813	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	69
29	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	36
4,615	Series 2002-15, Class ZA, 6.000%, 04/25/32	5,144
1,340	Series 2002-16, Class PG, 6.000%, 04/25/17	1,429

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
239		Series 2002-18, Class PC, 5.500%, 04/25/17	241
245		Series 2002-19, Class PE, 6.000%, 04/25/17	258
59		Series 2002-21, Class LO, PO, 04/25/32	57
871		Series 2002-21, Class PE, 6.500%, 04/25/32	949
1,011		Series 2002-24, Class AJ, 6.000%, 04/25/17	1,084
1,781		Series 2002-28, Class PK, 6.500%, 05/25/32	2,008
514		Series 2002-31, Class S, IF, 18.878%, 05/25/17	622
687		Series 2002-37, Class Z, 6.500%, 06/25/32	767
2,786		Series 2002-38, Class QE, 6.000%, 06/25/17	2,938
—	(h)	Series 2002-42, Class C, 6.000%, 07/25/17	—	(h)
1,948		Series 2002-48, Class GH, 6.500%, 08/25/32	2,197
3,350		Series 2002-54, Class PG, 6.000%, 09/25/22	3,699
1,215		Series 2002-57, Class AE, 5.500%, 09/25/17	1,288
249		Series 2002-63, Class KC, 5.000%, 10/25/17	265
420		Series 2002-71, Class AP, 5.000%, 11/25/32	453
—	(h)	Series 2002-71, Class KM, 5.000%, 11/25/17	—	(h)
359		Series 2002-77, Class S, IF, 14.146%, 12/25/32	455
5,853		Series 2002-78, Class Z, 5.500%, 12/25/32	6,446
1,096		Series 2002-83, Class CS, 6.881%, 08/25/23	1,235
1,158		Series 2002-90, Class A1, 6.500%, 06/25/42	1,343
2,591		Series 2002-94, Class BK, 5.500%, 01/25/18	2,749
634		Series 2003-9, Class NZ, 6.500%, 02/25/33	698
931		Series 2003-14, Class TI, IO, 5.000%, 03/25/33	149
5,000		Series 2003-17, Class EQ, 5.500%, 03/25/23	5,595
4,550		Series 2003-22, Class UD, 4.000%, 04/25/33	4,727

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
8,000		Series 2003-23, Class EQ, 5.500%, 04/25/23	8,872
730		Series 2003-32, Class KC, 5.000%, 05/25/18	783
3,153		Series 2003-33, Class IA, IO, 6.500%, 05/25/33	486
1,447		Series 2003-34, Class AX, 6.000%, 05/25/33	1,610
2,256		Series 2003-34, Class ED, 6.000%, 05/25/33	2,558
640		Series 2003-34, Class GB, 6.000%, 03/25/33	715
1,199		Series 2003-34, Class GE, 6.000%, 05/25/33	1,358
240		Series 2003-35, Class EA, PO, 05/25/33	217
319		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	62
1,960		Series 2003-39, Class LW, 5.500%, 05/25/23	2,161
514		Series 2003-42, Class GB, 4.000%, 05/25/33	544
165		Series 2003-45, Class AI, IO, 5.500%, 05/25/33	5
2,107		Series 2003-47, Class PE, 5.750%, 06/25/33	2,286
555		Series 2003-52, Class SX, HB, IF, 22.398%, 10/25/31	964
38		Series 2003-56, Class AZ, 5.500%, 08/25/31	38
818		Series 2003-64, Class SX, IF, 13.282%, 07/25/33	954
1,471		Series 2003-71, Class DS, IF, 7.217%, 08/25/33	1,471
8,046		Series 2003-72, Class IE, IO, 5.500%, 08/25/33	1,337
4,067		Series 2003-73, Class HC, 5.500%, 08/25/33	4,450
167		Series 2003-74, Class SH, IF, 9.839%, 08/25/33	164
1,045		Series 2003-76, Class SH, IF, 13.832%, 09/25/31	1,197
2,470		Series 2003-80, Class SY, IF, IO, 7.466%, 06/25/23	247
3,371		Series 2003-81, Class HC, 4.750%, 09/25/18	3,594
—	(h)	Series 2003-81, Class LC, 4.500%, 09/25/18	—	(h)
1,666		Series 2003-82, Class VB, 5.500%, 08/25/33	1,825

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	39

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
3,274		Series 2003-83, Class PG, 5.000%, 06/25/23	3,499
625		Series 2003-91, Class SD, IF, 12.193%, 09/25/33	732
20,678		Series 2003-105, Class AZ, 5.500%, 10/25/33	22,827
3,906		Series 2003-116, Class SB, IF, IO, 7.416%, 11/25/33	789
24		Series 2003-128, Class KE, 4.500%, 01/25/14	25
—	(h)	Series 2003-128, Class NG, 4.000%, 01/25/19	—	(h)
1,239		Series 2003-130, Class CS, IF, 13.732%, 12/25/33	1,503
363		Series 2003-130, Class SX, IF, 11.244%, 01/25/34	436
565		Series 2003-131, Class SK, IF, 15.832%, 01/25/34	734
269		Series 2003-132, Class OA, PO, 08/25/33	255
2,652		Series 2004-4, Class QI, IF, IO, 6.916%, 06/25/33	457
1,973		Series 2004-4, Class QM, IF, 13.832%, 06/25/33	2,419
1,729		Series 2004-10, Class SC, HB, IF, 27.864%, 02/25/34	2,399
4,433		Series 2004-17, Class H, 5.500%, 04/25/34	4,903
760		Series 2004-21, Class AE, 4.000%, 04/25/19	805
2,503		Series 2004-25, Class SA, IF, 19.019%, 04/25/34	3,606
4,044		Series 2004-28, Class PF, VAR, 0.584%, 03/25/34	4,056
7,280		Series 2004-36, Class FA, VAR, 0.584%, 05/25/34	7,274
1,756		Series 2004-36, Class PC, 5.500%, 02/25/34	1,895
3,113		Series 2004-36, Class SA, IF, 19.019%, 05/25/34	4,529
882		Series 2004-36, Class SN, IF, 13.832%, 07/25/33	1,054
4,408		Series 2004-46, Class EP, PO, 03/25/34	4,191
725		Series 2004-46, Class QB, HB, IF, 23.264%, 05/25/34	1,106
574		Series 2004-46, Class SK, IF, 15.994%, 05/25/34	761
9,922		Series 2004-50, Class VZ, 5.500%, 07/25/34	10,883

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
561		Series 2004-51, Class SY, IF, 13.872%, 07/25/34	705
615		Series 2004-53, Class NC, 5.500%, 07/25/24	675
437		Series 2004-59, Class BG, PO, 12/25/32	419
8,313		Series 2004-61, Class FH, VAR, 0.984%, 11/25/32	8,422
181		Series 2004-61, Class SH, HB, IF, 23.252%, 11/25/32	287
544		Series 2004-61, Class SK, IF, 8.500%, 11/25/32	622
5,000		Series 2004-65, Class EY, 5.500%, 08/25/24	5,503
537		Series 2004-74, Class SW, IF, 15.132%, 11/25/31	729
2,256		Series 2004-79, Class S, IF, 19.294%, 08/25/32	2,819
784		Series 2004-79, Class SP, IF, 19.294%, 11/25/34	1,117
889		Series 2004-81, Class AC, 4.000%, 11/25/19	943
8,482		Series 2004-81, Class JG, 5.000%, 11/25/24	9,314
4,922		Series 2004-87, Class F, VAR, 0.934%, 01/25/34	4,986
269		Series 2004-89, Class EA, IF, 12.887%, 01/25/34	297
—	(h)	Series 2004-92, Class BX, 5.500%, 09/25/34	—	(h)
20		Series 2004-92, Class JO, PO, 12/25/34	20
4		Series 2005-14, Class BA, 4.500%, 04/25/19	4
4,929		Series 2005-16, Class LE, 5.500%, 07/25/33	5,123
3,306		Series 2005-25, Class PF, VAR, 0.534%, 04/25/35	3,324
497		Series 2005-42, Class PS, IF, 16.540%, 05/25/35	658
131		Series 2005-52, Class PA, 6.500%, 06/25/35	141
2,600		Series 2005-56, Class S, IF, IO, 6.526%, 07/25/35	492
1,314		Series 2005-56, Class TP, IF, 17.598%, 08/25/33	1,810
701		Series 2005-57, Class CD, HB, IF, 24.435%, 01/25/35	992
170		Series 2005-57, Class DC, HB, IF, 21.177%, 12/25/34	209

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
3,899		Series 2005-57, Class EG, VAR, 0.484%, 03/25/35	3,902
1,000		Series 2005-59, Class SU, HB, IF, 24.580%, 06/25/35	1,660
821		Series 2005-66, Class SG, IF, 16.915%, 07/25/35	1,122
4,846		Series 2005-67, Class EY, 5.500%, 08/25/25	5,332
—	(h)	Series 2005-68, Class BC, 5.250%, 06/25/35	—	(h)
3,948		Series 2005-68, Class PG, 5.500%, 08/25/35	4,371
1,513		Series 2005-68, Class UC, 5.000%, 06/25/35	1,634
2,838		Series 2005-72, Class SB, IF, 16.415%, 08/25/35	3,448
1,227		Series 2005-73, Class PS, IF, 16.240%, 08/25/35	1,645
10,645		Series 2005-73, Class ZB, 5.500%, 08/25/35	11,614
1,047		Series 2005-74, Class CP, HB, IF, 24.075%, 05/25/35	1,610
4,561		Series 2005-74, Class CS, IF, 19.514%, 05/25/35	6,588
3,136		Series 2005-74, Class SK, IF, 19.624%, 05/25/35	4,540
589		Series 2005-75, Class SV, HB, IF, 23.464%, 09/25/35	882
4,453		Series 2005-84, Class XM, 5.750%, 10/25/35	4,929
1,559		Series 2005-90, Class ES, IF, 16.415%, 10/25/35	2,090
755		Series 2005-90, Class PO, PO, 09/25/35	716
3,541		Series 2005-93, Class MF, VAR, 0.434%, 08/25/34	3,539
8,203		Series 2005-106, Class US, HB, IF, 23.892%, 11/25/35	12,756
986		Series 2005-109, Class PC, 6.000%, 12/25/35	1,099
16,032		Series 2005-110, Class GK, 5.500%, 08/25/34	16,920
5,659		Series 2005-110, Class GL, 5.500%, 12/25/35	6,372
135		Series 2005-110, Class MJ, 5.500%, 01/25/33	135
587		Series 2005-116, Class PB, 6.000%, 04/25/34	622
252		Series 2005-118, Class PN, 6.000%, 01/25/32	252

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
3,231	Series 2005-121, Class DX, 5.500%, 01/25/26	3,558
7,546	Series 2006-8, Class JZ, 5.500%, 03/25/36	8,339
19,140	Series 2006-8, Class WN, IF, IO, 6.516%, 03/25/36	3,435
5,220	Series 2006-8, Class WQ, PO, 03/25/36	4,791
558	Series 2006-11, Class PS, HB, IF, 23.892%, 03/25/36	852
7,546	Series 2006-12, Class BZ, 5.500%, 03/25/36	8,328
756	Series 2006-15, Class OT, PO, 01/25/36	738
2,810	Series 2006-16, Class FC, VAR, 0.484%, 03/25/36	2,819
5,636	Series 2006-16, Class HZ, 5.500%, 03/25/36	6,129
670	Series 2006-16, Class OA, PO, 03/25/36	618
1,748	Series 2006-22, Class AO, PO, 04/25/36	1,610
2,483	Series 2006-23, Class FK, VAR, 0.434%, 04/25/36	2,480
1,148	Series 2006-23, Class KO, PO, 04/25/36	1,073
2,922	Series 2006-27, Class OH, PO, 04/25/36	2,744
648	Series 2006-33, Class LS, HB, IF, 29.322%, 05/25/36	1,190
5,010	Series 2006-35, Class GD, 6.000%, 12/25/34	5,143
1,825	Series 2006-39, Class WC, 5.500%, 01/25/36	1,977
919	Series 2006-42, Class CF, VAR, 0.634%, 06/25/36	927
2,157	Series 2006-43, Class DO, PO, 06/25/36	2,018
647	Series 2006-43, Class PO, PO, 06/25/36	595
6,615	Series 2006-44, Class FP, VAR, 0.584%, 06/25/36	6,656
1,278	Series 2006-44, Class GO, PO, 06/25/36	1,176
3,107	Series 2006-44, Class P, PO, 12/25/33	2,858
1,495	Series 2006-46, Class FW, VAR, 0.584%, 06/25/36	1,498
239	Series 2006-46, Class SW, HB, IF, 23.524%, 06/25/36	364
1,982	Series 2006-46, Class UC, 5.500%, 12/25/35	2,169
4,154	Series 2006-50, Class JO, PO, 06/25/36	3,822
5,228	Series 2006-50, Class PS, PO, 06/25/36	4,810
5,210	Series 2006-53, Class US, IF, IO, 6.396%, 06/25/36	892
10,739	Series 2006-56, Class FC, VAR, 0.474%, 07/25/36	10,754

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	41

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,926	Series 2006-56, Class PF, VAR, 0.534%, 07/25/36	3,949
492	Series 2006-58, Class AP, PO, 07/25/36	462
1,261	Series 2006-58, Class FL, VAR, 0.644%, 07/25/36	1,272
3,011	Series 2006-58, Class IG, IF, IO, 6.336%, 07/25/36	410
780	Series 2006-58, Class PO, PO, 07/25/36	718
1,573	Series 2006-59, Class QO, PO, 01/25/33	1,548
652	Series 2006-60, Class AK, HB, IF, 28.064%, 07/25/36	1,107
3,432	Series 2006-60, Class DO, PO, 04/25/35	3,291
624	Series 2006-62, Class PS, HB, IF, 38.796%, 07/25/36	1,209
9,994	Series 2006-63, Class ZH, 6.500%, 07/25/36	11,208
1,481	Series 2006-65, Class QO, PO, 07/25/36	1,363
17,572	Series 2006-71, Class ZL, 6.000%, 07/25/36	19,143
2,610	Series 2006-72, Class GO, PO, 08/25/36	2,499
669	Series 2006-72, Class TO, PO, 08/25/36	629
6,559	Series 2006-77, Class PC, 6.500%, 08/25/36	7,362
2,149	Series 2006-78, Class BZ, 6.500%, 08/25/36	2,352
4,589	Series 2006-79, Class DF, VAR, 0.534%, 08/25/36	4,599
1,087	Series 2006-79, Class DO, PO, 08/25/36	1,004
1,196	Series 2006-79, Class OP, PO, 08/25/36	1,102
1,445	Series 2006-85, Class MZ, 6.500%, 09/25/36	1,622
1,288	Series 2006-86, Class OB, PO, 09/25/36	1,191
1,325	Series 2006-90, Class AO, PO, 09/25/36	1,218
655	Series 2006-94, Class GK, HB, IF, 32.330%, 10/25/26	1,159
938	Series 2006-95, Class SG, HB, IF, 25.464%, 10/25/36	1,438
2,329	Series 2006-102, Class MD, 6.000%, 01/25/35	2,390
350	Series 2006-109, Class PO, PO, 11/25/36	326
2,651	Series 2006-110, Class PO, PO, 11/25/36	2,440
923	Series 2006-111, Class EO, PO, 11/25/36	858
1,699	Series 2006-113, Class PO, PO, 07/25/36	1,626
314	Series 2006-115, Class ES, HB, IF, 25.824%, 12/25/36	461
1,094	Series 2006-115, Class OK, PO, 12/25/36	1,008
6,302	Series 2006-117, Class GS, IF, IO, 6.466%, 12/25/36	1,038

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,949	Series 2006-118, Class A1, VAR, 0.244%, 12/25/36	2,907
10,749	Series 2006-118, Class A2, VAR, 0.258%, 12/25/36	10,042
737	Series 2006-119, Class PO, PO, 12/25/36	678
1,300	Series 2006-128, Class BP, 5.500%, 01/25/37	1,472
1,001	Series 2006-128, Class PO, PO, 01/25/37	900
3,533	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	469
248	Series 2007-1, Class SD, HB, IF, 37.896%, 02/25/37	390
59	Series 2007-2, Class FA, VAR, 0.384%, 02/25/37	59
417	Series 2007-2, Class HF, VAR, 0.534%, 08/25/36	418
1,616	Series 2007-7, Class SG, IF, IO, 6.316%, 08/25/36	332
4,745	Series 2007-10, Class FD, VAR, 0.434%, 02/25/37	4,753
11,368	Series 2007-14, Class ES, IF, IO, 6.256%, 03/25/37	1,524
1,217	Series 2007-14, Class OP, PO, 03/25/37	1,132
3,124	Series 2007-14, Class QD, 5.500%, 11/25/35	3,252
1,118	Series 2007-15, Class NO, PO, 03/25/22	1,075
5,643	Series 2007-16, Class FC, VAR, 0.934%, 03/25/37	5,612
2,951	Series 2007-18, Class MZ, 6.000%, 03/25/37	3,306
724	Series 2007-22, Class SC, IF, IO, 5.896%, 03/25/37	106
632	Series 2007-24, Class GW, 5.500%, 03/25/29	644
2,912	Series 2007-28, Class EO, PO, 04/25/37	2,687
2,458	Series 2007-29, Class SG, HB, IF, 22.053%, 04/25/37	3,574
7,178	Series 2007-35, Class SI, IF, IO, 5.916%, 04/25/37	1,082
1,040	Series 2007-42, Class AO, PO, 05/25/37	994
11,000	Series 2007-42, Class B, 6.000%, 05/25/37	12,243
2,326	Series 2007-43, Class FL, VAR, 0.484%, 05/25/37	2,331
10,054	Series 2007-53, Class SH, IF, IO, 5.916%, 06/25/37	1,378
14,970	Series 2007-54, Class FA, VAR, 0.584%, 06/25/37	15,055

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,402	Series 2007-54, Class PF, VAR, 0.404%, 06/25/37	4,401
2,422	Series 2007-54, Class WI, IF, IO, 5.916%, 06/25/37	307
23,989	Series 2007-60, Class AX, IF, IO, 6.966%, 07/25/37	4,363
1,549	Series 2007-62, Class SE, IF, 16.040%, 07/25/37	1,874
2,456	Series 2007-64, Class FB, VAR, 0.554%, 07/25/37	2,461
11,415	Series 2007-65, Class KI, IF, IO, 6.436%, 07/25/37	1,307
2,987	Series 2007-67, Class PO, PO, 07/25/37	2,743
4,208	Series 2007-70, Class Z, 5.500%, 07/25/37	4,587
18,920	Series 2007-72, Class EK, IF, IO, 6.216%, 07/25/37	2,531
182	Series 2007-75, Class EO, PO, 01/25/36	182
3,836	Series 2007-76, Class AZ, 5.500%, 08/25/37	4,163
4,262	Series 2007-76, Class ZG, 6.000%, 08/25/37	4,751
3,170	Series 2007-77, Class FG, VAR, 0.684%, 03/25/37	3,199
1,184	Series 2007-78, Class CB, 6.000%, 08/25/37	1,310
4,601	Series 2007-78, Class PE, 6.000%, 08/25/37	5,114
2,139	Series 2007-79, Class SB, HB, IF, 23.342%, 08/25/37	3,218
4,000	Series 2007-81, Class GE, 6.000%, 08/25/37	4,463
2,879	Series 2007-84, Class PG, 6.000%, 12/25/36	3,066
723	Series 2007-85, Class SL, IF, 15.690%, 09/25/37	928
7,019	Series 2007-88, Class VI, IF, IO, 6.356%, 09/25/37	1,020
6,814	Series 2007-91, Class ES, IF, IO, 6.276%, 10/25/37	947
1,564	Series 2007-92, Class YA, 6.500%, 06/25/37	1,742
2,606	Series 2007-92, Class YS, IF, IO, 5.596%, 06/25/37	256
1,699	Series 2007-97, Class FC, VAR, 0.684%, 07/25/37	1,716
4,487	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	658

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,078	Series 2007-98, Class FB, VAR, 0.634%, 06/25/37	1,029
8,719	Series 2007-100, Class SM, IF, IO, 6.266%, 10/25/37	1,091
37,834	Series 2007-101, Class A2, VAR, 0.434%, 06/27/36	37,535
3,234	Series 2007-106, Class A7, VAR, 6.002%, 10/25/37	3,604
6,109	Series 2007-108, Class AN, VAR, 8.379%, 11/25/37	7,238
1,096	Series 2007-108, Class SA, IF, IO, 6.176%, 12/25/37	130
11,167	Series 2007-109, Class AI, IF, IO, 6.216%, 12/25/37	1,694
6,180	Series 2007-112, Class MJ, 6.500%, 12/25/37	6,973
7,295	Series 2007-112, Class SA, IF, IO, 6.266%, 12/25/37	918
44,000	Series 2007-114, Class A6, VAR, 0.384%, 10/27/37	44,033
13,273	Series 2007-116, Class HI, IO, VAR, 1.590%, 01/25/38	955
164	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	14
10,523	Series 2008-1, Class BI, IF, IO, 5.726%, 02/25/38	1,032
14,139	Series 2008-4, Class SD, IF, IO, 5.816%, 02/25/38	2,100
3,100	Series 2008-10, Class XI, IF, IO, 6.046%, 03/25/38	364
3,671	Series 2008-16, Class IS, IF, IO, 6.016%, 03/25/38	508
2,605	Series 2008-18, Class FA, VAR, 1.084%, 03/25/38	2,638
1,121	Series 2008-18, Class SP, IF, 13.632%, 03/25/38	1,352
4,245	Series 2008-20, Class SA, IF, IO, 6.806%, 03/25/38	727
4,115	Series 2008-27, Class SN, IF, IO, 6.716%, 04/25/38	544
1,446	Series 2008-28, Class QS, HB, IF, 20.148%, 04/25/38	2,052
4,428	Series 2008-32, Class SA, IF, IO, 6.666%, 04/25/38	597
12,043	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	139
1,119	Series 2008-42, Class AO, PO, 09/25/36	1,069
146	Series 2008-44, Class PO, PO, 05/25/38	135

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	43

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
4,660		Series 2008-46, Class HI, IO, VAR, 1.768%, 06/25/38	385
2,144		Series 2008-47, Class SI, IF, IO, 6.316%, 06/25/23	234
—	(h)	Series 2008-53, Class CA, 5.000%, 07/25/23	—	(h)
2,652		Series 2008-53, Class CI, IF, IO, 7.016%, 07/25/38	387
11,277		Series 2008-55, Class S, IF, IO, 7.416%, 07/25/28	1,804
2,279		Series 2008-56, Class AC, 5.000%, 07/25/38	2,474
1,500		Series 2008-60, Class JC, 5.000%, 07/25/38	1,650
2,778		Series 2008-61, Class BH, 4.500%, 07/25/23	2,999
3,778		Series 2008-61, Class CB, 5.000%, 07/25/23	4,169
3,186		Series 2008-76, Class GF, VAR, 0.834%, 09/25/23	3,205
8,805		Series 2008-80, Class SA, IF, IO, 5.666%, 09/25/38	859
4,534		Series 2008-81, Class SB, IF, IO, 5.666%, 09/25/38	630
668		Series 2009-4, Class BD, 4.500%, 02/25/39	708
6,123		Series 2009-6, Class GS, IF, IO, 6.366%, 02/25/39	841
3,403		Series 2009-9, Class IO, IO, 5.000%, 02/25/24	318
8,000		Series 2009-11, Class NB, 5.000%, 03/25/29	8,767
4,045		Series 2009-15, Class MI, IO, 5.000%, 03/25/24	302
5,450		Series 2009-17, Class QS, IF, IO, 6.466%, 03/25/39	662
1,678		Series 2009-18, Class IO, IO, 5.000%, 03/25/24	154
4,000		Series 2009-19, Class PW, 4.500%, 10/25/36	4,290
361		Series 2009-47, Class MT, 7.000%, 07/25/39	394
3,691		Series 2009-52, Class PI, IO, 5.000%, 07/25/39	595
10,000		Series 2009-59, Class HB, 5.000%, 08/25/39	10,861
15,493		Series 2009-60, Class HT, 6.000%, 08/25/39	17,654

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
394	Series 2009-63, Class P, 5.000%, 03/25/37	428
14,134	Series 2009-65, Class MT, 5.000%, 09/25/39	14,840
5,580	Series 2009-69, Class WA, VAR, 6.020%, 09/25/39	6,167
3,792	Series 2009-70, Class CO, PO, 01/25/37	3,483
5,902	Series 2009-84, Class WS, IF, IO, 5.716%, 10/25/39	594
10,964	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	1,726
19,200	Series 2009-86, Class OT, PO, 10/25/37	17,416
10,684	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	365
6,293	Series 2009-99, Class SC, IF, IO, 5.996%, 12/25/39	628
6,991	Series 2009-99, Class WA, VAR, 6.304%, 12/25/39	7,781
9,439	Series 2009-103, Class MB, VAR, 2.847%, 12/25/39	10,038
7,905	Series 2009-112, Class ST, IF, IO, 6.066%, 01/25/40	919
1,840	Series 2009-113, Class AO, PO, 01/25/40	1,696
2,003	Series 2010-1, Class WA, VAR, 6.184%, 02/25/40	2,182
5,205	Series 2010-14, Class FJ, VAR, 0.784%, 03/25/40	5,248
5,688	Series 2010-16, Class WA, VAR, 6.447%, 03/25/40	6,395
5,228	Series 2010-16, Class WB, VAR, 6.229%, 03/25/40	6,043
7,304	Series 2010-35, Class SB, IF, IO, 6.236%, 04/25/40	1,014
3,000	Series 2010-35, Class SJ, IF, 17.053%, 04/25/40	4,397
911	Series 2010-39, Class OT, PO, 10/25/35	834
4,473	Series 2010-40, Class FJ, VAR, 0.784%, 04/25/40	4,512
5,400	Series 2010-42, Class S, IF, IO, 6.216%, 05/25/40	743
3,563	Series 2010-43, Class FD, VAR, 0.784%, 05/25/40	3,600
1,973	Series 2010-45, Class BD, 4.500%, 11/25/38	2,054
2,252	Series 2010-47, Class AV, 5.000%, 05/25/21	2,372
11,816	Series 2010-49, Class SC, IF, 12.292%, 03/25/40	13,780

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
9,760	Series 2010-58, Class MB, 5.500%, 06/25/40	10,909
3,198	Series 2010-63, Class AP, PO, 06/25/40	2,943
37,315	Series 2010-64, Class DM, 5.000%, 06/25/40	41,291
13,825	Series 2010-71, Class HJ, 5.500%, 07/25/40	15,567
2,000	Series 2010-102, Class PN, 5.000%, 09/25/40	2,193
4,692	Series 2010-103, Class SB, IF, IO, 5.916%, 11/25/49	672
41,638	Series 2010-111, Class AE, 5.500%, 04/25/38	45,246
19,500	Series 2010-111, Class AM, 5.500%, 10/25/40	21,799
29,513	Series 2010-125, Class SA, IF, IO, 4.256%, 11/25/40	2,726
33,963	Series 2010-133, Class A, 5.500%, 05/25/38	36,680
17,587	Series 2010-147, Class SA, IF, IO, 6.346%, 01/25/41	3,176
9,267	Series 2010-148, Class MA, 4.000%, 02/25/39	9,528
6,076	Series 2011-2, Class WA, VAR, 5.811%, 02/25/51	6,542
2,212	Series 2011-17, Class EF, VAR, 0.484%, 07/25/25	2,220
13,242	Series 2011-19, Class ZY, 6.500%, 07/25/36	14,721
2,099	Series 2011-22, Class MA, 6.500%, 04/25/38	2,366
42,462	Series 2011-30, Class LS, IO, VAR, 2.806%, 04/25/41	2,949
13,630	Series 2011-39, Class ZA, 6.000%, 11/25/32	15,155
11,314	Series 2011-47, Class ZA, 5.500%, 07/25/38	12,468
1,520	Series 2011-58, Class WA, VAR, 5.406%, 07/25/51	1,571
7,798	Series 2011-75, Class FA, VAR, 0.734%, 08/25/41	7,876
8,209	Series 2011-101, Class FM, VAR, 0.734%, 01/25/41	8,288
5,055	Series 2011-111, Class DF, VAR, 0.584%, 12/25/38	5,051
38,522	Series 2011-118, Class LB, 7.000%, 11/25/41	44,244
53,728	Series 2011-118, Class MT, 7.000%, 11/25/41	62,685

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
49,596		Series 2011-118, Class NT, 7.000%, 11/25/41	57,248
15,843		Series 2011-124, Class JF, VAR, 0.584%, 02/25/41	15,902
2,522		Series 2011-149, Class EF, VAR, 0.684%, 07/25/41	2,540
8,813		Series 2011-149, Class MF, VAR, 0.684%, 11/25/41	8,881
9,127		Series 2012-14, Class FB, VAR, 0.634%, 08/25/37	9,186
12,828		Series 2012-14, Class FG, VAR, 0.584%, 07/25/40	12,891
4,478		Series 2012-14, Class FL, VAR, 0.634%, 12/25/40	4,522
79,355		Series 2012-47, Class HF, VAR, 0.584%, 05/25/27	80,038
9,158		Series 2012-66, Class HF, VAR, 0.484%, 03/25/41	9,133
11,585		Series 2012-87, Class KF, VAR, 0.634%, 09/25/37	11,668
8,422		Series 2012-89, Class FD, VAR, 0.634%, 04/25/39	8,497
13,826		Series 2012-97, Class FB, VAR, 0.684%, 09/25/42	13,948
4,768		Series 2012-101, Class FC, VAR, 0.684%, 09/25/42	4,768
15,300		Series 2012-108, Class F, VAR, 0.684%, 10/25/42	15,260
35,335		Series 2012-112, Class FD, VAR, 0.684%, 10/25/42	35,335
28,135		Series 2012-137, Class CF, VAR, 0.484%, 08/25/41	28,179
8,675		Series 2013-4, Class AJ, 3.500%, 02/25/43	8,736
22,500		Series 2013-92, Class PO, PO, 09/25/43	16,165
12		Series G-14, Class L, 8.500%, 06/25/21	13
1		Series G-17, Class S, HB, VAR, 1,061.939%, 06/25/21	13
53		Series G-18, Class Z, 8.750%, 06/25/21	61
10		Series G-22, Class G, 6.000%, 12/25/16	10
38		Series G-28, Class S, IF, 14.916%, 09/25/21	48
91		Series G-35, Class M, 8.750%, 10/25/21	102
16		Series G-51, Class SA, HB, IF, 24.490%, 12/25/21	24
—	(h)	Series G92-27, Class SQ, HB, IF, 1,821.250%, 05/25/22	33
402		Series G92-35, Class E, 7.500%, 07/25/22	446

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	45

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	4
36		Series G92-42, Class Z, 7.000%, 07/25/22	40
849		Series G92-44, Class ZQ, 8.000%, 07/25/22	934
374		Series G92-45, Class Z, 6.000%, 08/25/22	395
37		Series G92-52, Class FD, VAR, 0.205%, 09/25/22	37
440		Series G92-54, Class ZQ, 7.500%, 09/25/22	490
36		Series G92-59, Class F, VAR, 1.654%, 10/25/22	36
71		Series G92-61, Class Z, 7.000%, 10/25/22	82
50		Series G92-62, Class B, PO, 10/25/22	46
248		Series G93-1, Class KA, 7.900%, 01/25/23	282
95		Series G93-5, Class Z, 6.500%, 02/25/23	108
69		Series G93-14, Class J, 6.500%, 03/25/23	78
169		Series G93-17, Class SI, IF, 6.000%, 04/25/23	188
154		Series G93-27, Class FD, VAR, 1.064%, 08/25/23	156
38		Series G93-37, Class H, PO, 09/25/23	36
121		Series G95-1, Class C, 8.800%, 01/25/25	140
		Federal National Mortgage Association REMIC Trust,
2,206		Series 2003-W1, Class 1A1, VAR, 6.020%, 12/25/42	2,538
543		Series 2003-W1, Class 2A, VAR, 6.801%, 12/25/42	645
416		Series 2003-W4, Class 2A, VAR, 6.423%, 10/25/42	441
6,800		Series 2004-W10, Class A6, 5.750%, 08/25/34	6,963
1,715		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	2,004
3,332		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	3,901
4,057		Series 2006-W3, Class 2A, 6.000%, 09/25/46	4,627
605		Series 2007-W10, Class 2A, VAR, 6.287%, 08/25/47	681
2,177		Series 2007-W3, Class 1A3, 6.750%, 04/25/37	2,304
1,474		Series 2007-W5, Class PO, PO, 06/25/37	1,288
1,510		Series 2007-W7, Class 1A4, HB, IF, 38.076%, 07/25/37	2,572
20,934		Series 2009-W1, Class A, 6.000%, 12/25/49	23,963

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
	Federal National Mortgage Association STRIPS,
3	Series 23, Class 2, IO, 10.000%, 09/01/17	—	(h)
2	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
33	Series 218, Class 2, IO, 7.500%, 04/01/23	6
23	Series 265, Class 2, 9.000%, 03/01/24	28
2,805	Series 300, Class 1, PO, 09/01/24	2,628
382	Series 329, Class 1, PO, 01/01/33	351
1,279	Series 339, Class 18, IO, 4.500%, 07/01/18	90
1,798	Series 339, Class 21, IO, 4.500%, 08/25/18	128
1,047	Series 339, Class 28, IO, 5.500%, 07/01/18	84
427	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	72
2,221	Series 365, Class 8, IO, 5.500%, 05/01/36	400
256	Series 368, Class 3, IO, 4.500%, 11/01/20	18
1,463	Series 374, Class 5, IO, 5.500%, 08/01/36	230
1,767	Series 383, Class 33, IO, 6.000%, 01/01/38	304
545	Series 393, Class 6, IO, 5.500%, 04/25/37	83
42,067	Series 411, Class F1, VAR, 0.734%, 08/25/42	41,745
14,151	Series 412, Class F2, VAR, 0.684%, 08/25/42	14,289
	Federal National Mortgage Association Trust,
1,945	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	2,215
1,147	Series 2003-W2, Class 2A9, 5.900%, 07/25/42	1,283
8,034	Series 2003-W6, Class 2A4, 5.204%, 09/25/42	8,749
3,378	Series 2003-W6, Class 3A, 6.500%, 09/25/42	3,826
3,964	Series 2003-W8, Class 2A, 7.000%, 10/25/42	4,530
780	Series 2003-W8, Class 3F1, VAR, 0.584%, 05/25/42	773
7,762	Series 2004-W1, Class 1A6, 5.040%, 11/25/43	8,059
5,532	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	6,259
5,038	Series 2004-W15, Class 2AF, VAR, 0.434%, 08/25/44	5,002
1,695	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,963
1,671	Series 2004-W8, Class 3A, 7.500%, 06/25/44	1,956

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
37,338	Series 2005-W3, Class 2AF, VAR, 0.404%, 03/25/45	37,274
2,173	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	2,436
17,446	Series 2006-W2, Class 1AF1, VAR, 0.404%, 02/25/36	17,319
4,258	Series 2006-W2, Class 2A, VAR, 2.249%, 11/25/35	4,060
36,162	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.444%, 11/25/46	36,160
	Government National Mortgage Association,
3,438	Series 1994-7, Class PQ, 6.500%, 10/16/24	3,956
59	Series 1995-7, Class CQ, 7.500%, 09/16/25	67
445	Series 1998-26, Class K, 7.500%, 09/17/25	506
3,014	Series 1999-4, Class ZB, 6.000%, 02/20/29	3,386
3,018	Series 1999-10, Class ZC, 6.500%, 04/20/29	3,403
255	Series 1999-30, Class S, IF, IO, 8.416%, 08/16/29	62
25	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	29
341	Series 1999-40, Class ZW, 7.500%, 11/20/29	397
632	Series 1999-41, Class Z, 8.000%, 11/16/29	747
301	Series 1999-44, Class PC, 7.500%, 12/20/29	351
3,495	Series 1999-44, Class ZC, 8.500%, 12/16/29	4,114
566	Series 1999-44, Class ZG, 8.000%, 12/20/29	671
290	Series 2000-9, Class Z, 8.000%, 06/20/30	347
3,447	Series 2000-9, Class ZJ, 8.500%, 02/16/30	4,134
393	Series 2000-12, Class ST, HB, IF, 38.564%, 02/16/30	848
246	Series 2000-16, Class ZN, 7.500%, 02/16/30	252
3,136	Series 2000-21, Class Z, 9.000%, 03/16/30	3,742
25	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	31
459	Series 2000-31, Class Z, 9.000%, 10/20/30	531

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
264	Series 2000-35, Class ZA, 9.000%, 11/20/30	283
45	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	10
203	Series 2001-6, Class SD, IF, IO, 8.366%, 03/16/31	56
720	Series 2001-7, Class PK, 6.500%, 03/20/31	814
1,597	Series 2001-22, Class PS, HB, IF, 20.529%, 03/17/31	2,557
42	Series 2001-32, Class WA, IF, 19.665%, 07/20/31	70
328	Series 2001-35, Class SA, IF, IO, 8.066%, 08/16/31	82
273	Series 2001-36, Class S, IF, IO, 7.866%, 08/16/31	64
4,500	Series 2001-53, Class PB, 6.500%, 11/20/31	5,264
2,154	Series 2001-64, Class MQ, 6.500%, 12/20/31	2,484
350	Series 2002-3, Class SP, IF, IO, 7.206%, 01/16/32	78
590	Series 2002-7, Class PG, 6.500%, 01/20/32	667
1,403	Series 2002-24, Class AG, IF, IO, 7.766%, 04/16/32	310
122	Series 2002-24, Class SB, IF, 11.649%, 04/16/32	160
181	Series 2002-31, Class S, IF, IO, 8.516%, 01/16/31	50
3,131	Series 2002-31, Class SE, IF, IO, 7.316%, 04/16/30	574
1,389	Series 2002-40, Class UK, 6.500%, 06/20/32	1,585
49	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	58
5,418	Series 2002-45, Class QE, 6.500%, 06/20/32	6,183
1,622	Series 2002-47, Class PG, 6.500%, 07/16/32	1,856
607	Series 2002-47, Class PY, 6.000%, 07/20/32	682
2,717	Series 2002-47, Class ZA, 6.500%, 07/20/32	3,101
112	Series 2002-51, Class SG, HB, IF, 31.702%, 04/20/31	221
1,860	Series 2002-52, Class GH, 6.500%, 07/20/32	2,079
450	Series 2002-69, Class PO, PO, 02/20/32	450

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	47

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,036	Series 2002-70, Class PS, IF, IO, 7.516%, 08/20/32	120
1,411	Series 2002-75, Class PB, 6.000%, 11/20/32	1,639
29	Series 2003-8, Class PO, PO, 01/16/32	29
1,531	Series 2003-11, Class SK, IF, IO, 7.516%, 02/16/33	302
629	Series 2003-12, Class SP, IF, IO, 7.516%, 02/20/33	136
239	Series 2003-24, Class PO, PO, 03/16/33	210
6,171	Series 2003-25, Class PZ, 5.500%, 04/20/33	6,856
3,156	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,665
1,120	Series 2003-46, Class MG, 6.500%, 05/20/33	1,312
1,746	Series 2003-46, Class TC, 6.500%, 03/20/33	1,981
1,033	Series 2003-52, Class AP, PO, 06/16/33	935
3,193	Series 2003-58, Class BE, 6.500%, 01/20/33	3,628
3,931	Series 2003-75, Class ZX, 6.000%, 09/16/33	4,392
281	Series 2003-76, Class LS, IF, IO, 7.016%, 09/20/31	7
168	Series 2003-90, Class PO, PO, 10/20/33	133
2,441	Series 2003-97, Class SA, IF, IO, 6.366%, 11/16/33	431
2,064	Series 2003-112, Class SA, IF, IO, 6.366%, 12/16/33	352
9,976	Series 2003-112, Class TS, IF, IO, 6.766%, 10/20/32	880
496	Series 2003-114, Class SH, IF, 14.366%, 11/17/32	625
6,036	Series 2004-11, Class SW, IF, IO, 5.316%, 02/20/34	803
1,405	Series 2004-15, Class SA, IF, 19.156%, 12/20/32	1,648
855	Series 2004-28, Class S, IF, 19.156%, 04/16/34	1,260
2,157	Series 2004-46, Class PO, PO, 06/20/34	1,991
6,229	Series 2004-49, Class Z, 6.000%, 06/20/34	6,951
517	Series 2004-68, Class PO, PO, 05/20/31	516
1,037	Series 2004-71, Class SB, HB, IF, 28.560%, 09/20/34	1,746
1,037	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	1,098

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,126	Series 2004-73, Class AE, IF, 14.475%, 08/17/34	1,400
6,732	Series 2004-73, Class JL, IF, IO, 6.366%, 09/16/34	1,011
499	Series 2004-83, Class AP, IF, 13.858%, 10/16/34	598
210	Series 2004-85, Class PO, PO, 01/17/33	208
536	Series 2004-87, Class SB, IF, 7.461%, 03/17/33	584
679	Series 2004-89, Class LS, HB, IF, 23.708%, 10/16/34	1,010
12,593	Series 2004-90, Class SI, IF, IO, 5.916%, 10/20/34	1,449
6,045	Series 2004-96, Class SC, IF, IO, 5.896%, 11/20/34	833
5,892	Series 2005-3, Class SB, IF, IO, 5.916%, 01/20/35	672
8,875	Series 2005-3, Class SK, IF, IO, 6.566%, 01/20/35	1,691
585	Series 2005-6, Class GS, IF, 13.132%, 12/20/32	626
1,917	Series 2005-7, Class JM, IF, 16.315%, 05/18/34	2,271
9,173	Series 2005-17, Class SL, IF, IO, 6.516%, 07/20/34	1,734
1,511	Series 2005-35, Class FL, VAR, 0.534%, 03/20/32	1,517
769	Series 2005-44, Class SP, IF, 11.832%, 10/20/34	891
946	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	190
47	Series 2005-65, Class SA, HB, IF, 22.035%, 08/20/35	65
391	Series 2005-66, Class SP, HB, IF, 20.220%, 08/16/35	572
4,581	Series 2005-68, Class DP, IF, 15.990%, 06/17/35	6,017
19,373	Series 2005-68, Class KI, IF, IO, 6.116%, 09/20/35	2,897
4,155	Series 2005-69, Class SY, IF, IO, 6.566%, 11/20/33	642
3,088	Series 2005-72, Class AZ, 5.500%, 09/20/35	3,476
964	Series 2005-82, Class PO, PO, 10/20/35	886
1,716	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	309
1,641	Series 2006-16, Class OP, PO, 03/20/36	1,458
1,846	Series 2006-20, Class QA, 5.750%, 02/20/36	2,041

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,347	Series 2006-22, Class AO, PO, 05/20/36	2,143
6,331	Series 2006-33, Class Z, 6.500%, 07/20/36	7,301
357	Series 2006-34, Class PO, PO, 07/20/36	329
456	Series 2006-38, Class SW, IF, IO, 6.316%, 06/20/36	56
6,612	Series 2006-38, Class ZK, 6.500%, 08/20/36	7,632
2,192	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,467
3,127	Series 2006-59, Class SD, IF, IO, 6.516%, 10/20/36	561
5,715	Series 2006-65, Class SA, IF, IO, 6.616%, 11/20/36	1,051
4,693	Series 2007-9, Class CI, IF, IO, 6.016%, 03/20/37	632
7,816	Series 2007-9, Class DI, IF, IO, 6.326%, 03/20/37	1,304
12,310	Series 2007-17, Class AF, VAR, 0.384%, 04/16/37	12,346
6,947	Series 2007-17, Class JI, IF, IO, 6.626%, 04/16/37	1,343
2,695	Series 2007-17, Class JO, PO, 04/16/37	2,390
3,176	Series 2007-19, Class SD, IF, IO, 6.016%, 04/20/37	437
1,903	Series 2007-25, Class FN, VAR, 0.484%, 05/16/37	1,906
7,110	Series 2007-26, Class SC, IF, IO, 6.016%, 05/20/37	983
16,111	Series 2007-26, Class SW, IF, IO, 6.016%, 05/20/37	2,050
5,598	Series 2007-27, Class SD, IF, IO, 6.016%, 05/20/37	780
559	Series 2007-28, Class BO, PO, 05/20/37	515
7,301	Series 2007-35, Class PO, PO, 06/16/37	6,493
1,067	Series 2007-36, Class HO, PO, 06/16/37	942
4,571	Series 2007-36, Class SE, IF, IO, 6.286%, 06/16/37	670
5,507	Series 2007-36, Class SJ, IF, IO, 6.066%, 06/20/37	774
4,862	Series 2007-40, Class SD, IF, IO, 6.566%, 07/20/37	896
7,654	Series 2007-40, Class SN, IF, IO, 6.496%, 07/20/37	1,377
11,939	Series 2007-42, Class SC, IF, IO, 6.566%, 07/20/37	2,225
6,972	Series 2007-45, Class QA, IF, IO, 6.456%, 07/20/37	1,254

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
100	Series 2007-49, Class NO, PO, 12/20/35	100
2,118	Series 2007-50, Class AI, IF, IO, 6.591%, 08/20/37	391
4,491	Series 2007-53, Class ES, IF, IO, 6.366%, 09/20/37	645
1,490	Series 2007-53, Class SW, IF, 19.653%, 09/20/37	2,133
6,866	Series 2007-57, Class PO, PO, 03/20/37	6,505
6,019	Series 2007-57, Class QA, IF, IO, 6.316%, 10/20/37	902
6,090	Series 2007-67, Class SI, IF, IO, 6.326%, 11/20/37	974
4,253	Series 2007-71, Class SB, IF, IO, 6.516%, 07/20/36	474
5,201	Series 2007-72, Class US, IF, IO, 6.366%, 11/20/37	736
5,709	Series 2007-73, Class MI, IF, IO, 5.816%, 11/20/37	751
4,271	Series 2007-74, Class SL, IF, IO, 6.356%, 11/16/37	793
11,146	Series 2007-76, Class SB, IF, IO, 6.316%, 11/20/37	1,786
8,573	Series 2007-79, Class SY, IF, IO, 6.366%, 12/20/37	1,212
6,586	Series 2007-82, Class SA, IF, IO, 6.346%, 12/20/37	928
411	Series 2008-1, Class PO, PO, 01/20/38	375
618	Series 2008-7, Class SK, IF, 19.398%, 11/20/37	880
849	Series 2008-7, Class SP, IF, 13.032%, 10/20/37	1,014
1,498	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	299
1,594	Series 2008-20, Class PO, PO, 09/20/37	1,491
496	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	37
4,021	Series 2008-25, Class SB, IF, IO, 6.716%, 03/20/38	607
1,492	Series 2008-29, Class PO, PO, 02/17/33	1,414
9,033	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	1,051
2,608	Series 2008-33, Class XS, IF, IO, 7.516%, 04/16/38	448
6,000	Series 2008-36, Class AY, 5.000%, 04/16/23	6,738
7,669	Series 2008-36, Class SH, IF, IO, 6.116%, 04/20/38	1,086
18,334	Series 2008-40, Class SA, IF, IO, 6.216%, 05/16/38	3,010

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	49

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
6,061	Series 2008-41, Class SA, IF, IO, 6.156%, 05/20/38	836
646	Series 2008-43, Class NA, 5.500%, 11/20/37	690
3,500	Series 2008-50, Class KB, 6.000%, 06/20/38	3,915
2,194	Series 2008-55, Class SA, IF, IO, 6.016%, 06/20/38	312
8,113	Series 2008-60, Class CS, IF, IO, 5.966%, 07/20/38	1,140
1,499	Series 2008-60, Class PO, PO, 01/20/38	1,468
1,005	Series 2008-64, Class ED, 6.500%, 04/20/28	1,143
9,468	Series 2008-69, Class QD, 5.750%, 07/20/38	10,453
3,029	Series 2008-71, Class SC, IF, IO, 5.816%, 08/20/38	396
9,046	Series 2008-76, Class US, IF, IO, 5.716%, 09/20/38	1,275
4,954	Series 2008-79, Class CS, IF, 6.616%, 06/20/35	5,184
17,310	Series 2008-81, Class S, IF, IO, 6.016%, 09/20/38	2,407
8,528	Series 2008-93, Class AS, IF, IO, 5.516%, 12/20/38	1,164
16,646	Series 2008-95, Class DS, IF, IO, 7.116%, 12/20/38	2,672
4,988	Series 2008-96, Class SL, IF, IO, 5.816%, 12/20/38	565
5,928	Series 2009-6, Class SA, IF, IO, 5.916%, 02/16/39	749
4,791	Series 2009-6, Class SH, IF, IO, 5.856%, 02/20/39	541
7,897	Series 2009-10, Class SA, IF, IO, 5.766%, 02/20/39	1,151
3,056	Series 2009-10, Class SL, IF, IO, 6.316%, 03/16/34	297
6,305	Series 2009-11, Class SC, IF, IO, 5.966%, 02/16/39	969
2,323	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	439
4,870	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	911
14,667	Series 2009-22, Class SA, IF, IO, 6.086%, 04/20/39	2,071
6,037	Series 2009-24, Class DS, IF, IO, 6.116%, 03/20/39	712
3,966	Series 2009-25, Class SE, IF, IO, 7.416%, 09/20/38	672

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
7,397	Series 2009-31, Class ST, IF, IO, 6.166%, 03/20/39	1,000
8,903	Series 2009-31, Class TS, IF, IO, 6.116%, 03/20/39	1,236
1,888	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	289
2,328	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	501
4,787	Series 2009-35, Class SN, IF, IO, 6.216%, 12/16/38	536
11,251	Series 2009-42, Class SC, IF, IO, 5.896%, 06/20/39	1,276
7,754	Series 2009-43, Class SA, IF, IO, 5.766%, 06/20/39	955
8,740	Series 2009-44, Class MV, 6.000%, 04/20/20	9,457
3,138	Series 2009-44, Class VA, 5.500%, 05/16/20	3,244
14,410	Series 2009-64, Class SN, IF, IO, 5.916%, 07/16/39	1,743
3,013	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	513
10,681	Series 2009-72, Class SM, IF, IO, 6.066%, 08/16/39	1,395
3,070	Series 2009-75, Class MN, 5.500%, 09/20/39	3,402
8,747	Series 2009-79, Class OK, PO, 11/16/37	7,877
16,984	Series 2009-81, Class SB, IF, IO, 5.906%, 09/20/39	1,901
6,928	Series 2009-83, Class TS, IF, IO, 5.916%, 08/20/39	779
23,610	Series 2009-102, Class SM, IF, IO, 6.216%, 06/16/39	2,626
3,109	Series 2009-104, Class AB, 7.000%, 08/16/39	3,644
13,220	Series 2009-106, Class AS, IF, IO, 6.216%, 11/16/39	1,773
43,425	Series 2009-106, Class ST, IF, IO, 5.816%, 02/20/38	5,949
5,089	Series 2009-121, Class VA, 5.500%, 11/20/20	5,665
3,917	Series 2010-14, Class AO, PO, 12/20/32	3,826
1,633	Series 2010-14, Class BO, PO, 11/20/35	1,505
4,499	Series 2010-14, Class CO, PO, 08/20/35	3,772
127	Series 2010-14, Class EO, PO, 06/16/33	127
15,319	Series 2010-14, Class QP, 6.000%, 12/20/39	16,729
3,870	Series 2010-41, Class WA, VAR, 5.834%, 10/20/33	4,387

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,144	Series 2010-103, Class WA, VAR, 5.755%, 08/20/34	2,381
2,941	Series 2010-129, Class AW, VAR, 6.126%, 04/20/37	3,305
15,804	Series 2010-130, Class CP, 7.000%, 10/16/40	18,398
18,267	Series 2010-157, Class OP, PO, 12/20/40	14,886
26,326	Series 2010-H17, Class XQ, VAR, 5.245%, 07/20/60	29,694
3,972	Series 2011-17, Class FP, VAR, 0.584%, 09/20/40	3,998
1,398	Series 2011-22, Class WA, VAR, 5.945%, 02/20/37	1,541
6,280	Series 2011-43, Class ZQ, 5.500%, 01/16/33	6,951
12,161	Series 2011-75, Class SM, IF, IO, 6.416%, 05/20/41	1,988
4,960	Series 2011-97, Class WA, VAR, 6.083%, 11/20/38	5,576
7,107	Series 2011-137, Class WA, VAR, 5.524%, 07/20/40	8,040
16,939	Series 2011-163, Class WA, VAR, 5.801%, 12/20/38	18,509
8,936	Series 2012-59, Class WA, VAR, 5.581%, 08/20/38	9,657
19,710	Series 2012-61, Class FM, VAR, 0.584%, 05/16/42	19,748
9,858	Series 2012-141, Class WA, VAR, 4.541%, 11/16/41	10,351
6,462	Series 2012-141, Class WB, VAR, 3.963%, 09/16/42	6,566
8,982	Series 2012-141, Class WC, VAR, 3.766%, 01/20/42	9,278
93,274	Series 2012-H10, Class FA, VAR, 0.745%, 12/20/61	93,059
18,846	Series 2012-H15, Class FA, VAR, 0.645%, 05/20/62	18,787
4,124	Series 2012-H20, Class KA, 2.000%, 06/20/62	4,094
38,940	Series 2012-H21, Class CF, VAR, 0.895%, 05/20/61	39,060
39,713	Series 2012-H21, Class DF, VAR, 0.845%, 05/20/61	39,773
44,225	Series 2012-H22, Class FD, VAR, 0.665%, 01/20/61	44,040
19,205	Series 2012-H24, Class FA, VAR, 0.645%, 03/20/60	19,145
12,676	Series 2012-H24, Class FD, VAR, 0.785%, 09/20/62	12,672

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
5,591	Series 2012-H24, Class FE, VAR, 0.795%, 10/20/62	5,591
36,959	Series 2012-H24, Class FG, VAR, 0.625%, 04/20/60	36,812
19,154	Series 2012-H26, Class JA, VAR, 0.745%, 10/20/61	19,122
28,678	Series 2012-H26, Class MA, VAR, 0.745%, 07/20/62	28,632
14,635	Series 2012-H27, Class FB, VAR, 0.695%, 10/20/62	14,594
47,887	Series 2012-H28, Class FA, VAR, 0.775%, 09/20/62	47,848
14,564	Series 2012-H30, Class JA, VAR, 0.675%, 01/20/60	14,612
26,557	Series 2012-H30, Class PA, VAR, 0.645%, 11/20/59	26,480
40,212	Series 2012-H31, Class FD, VAR, 0.535%, 12/20/62	39,738
9,361	Series 2013-26, Class AK, VAR, 4.657%, 09/20/41	9,981
4,752	Series 2013-54, Class WA, VAR, 4.710%, 11/20/42	5,085
3,539	Series 2013-75, Class WA, VAR, 5.247%, 06/20/40	3,941
4,737	Series 2013-91, Class WA, VAR, 4.531%, 04/20/43	5,119
34,396	Series 2013-H01, Class FA, 1.650%, 01/20/63	33,200
16,840	Series 2013-H01, Class JA, VAR, 0.515%, 01/20/63	16,594
15,371	Series 2013-H01, Class TA, VAR, 0.695%, 01/20/63	15,324
5,463	Series 2013-H02, Class HF, VAR, 0.495%, 11/20/62	5,434
11,136	Series 2013-H03, Class FA, VAR, 0.495%, 08/20/60	11,072
44,686	Series 2013-H04, Class BA, 1.650%, 02/20/63	43,075
4,450	Series 2013-H04, Class SA, VAR, 0.615%, 02/20/63	4,402
4,916	Series 2013-H07, Class GA, VAR, 0.665%, 03/20/63	4,882
14,926	Series 2013-H07, Class HA, VAR, 0.605%, 03/20/63	14,773
11,030	Series 2013-H07, Class JA, 1.750%, 03/20/63	10,663
7,223	Series 2013-H07, Class MA, VAR, 0.745%, 04/20/62	7,210

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	51

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
21,797	Series 2013-H08, Class FC, VAR, 0.645%, 02/20/63	21,626
14,060	Series 2013-H09, Class HA, 1.650%, 04/20/63	13,537
	NCUA Guaranteed Notes Trust,
26,532	Series 2010-R3, Class 1A, VAR, 0.746%, 12/08/20	26,864
6,365	Series 2010-R3, Class 3A, 2.400%, 12/08/20	6,349
	Vendee Mortgage Trust,
8,977	Series 1993-1, Class ZB, 7.250%, 02/15/23	10,437
1,896	Series 1994-1, Class 1, VAR, 5.619%, 02/15/24	2,090
6,292	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	6,933
2,661	Series 1996-1, Class 1Z, 6.750%, 02/15/26	2,992
1,261	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,461
3,783	Series 1997-1, Class 2Z, 7.500%, 02/15/27	4,302
2,522	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,883

		5,143,951

	Non-Agency CMO — 8.8%
2,246	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.411%, 02/02/37 (e)	2,187
	AJAX Mortgage Loan Trust,
24,729	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	24,437
9,234	Series 2013-B, Class A, VAR, 3.750%, 02/25/51 (e) (i)	9,289
	Alternative Loan Trust,
1,070	Series 2002-8, Class A4, 6.500%, 07/25/32	1,104
235	Series 2002-12, Class PO, PO, 11/25/32	193
2,327	Series 2002-18, Class M, 6.000%, 02/25/33	2,248
395	Series 2003-6T2, Class A6, 5.500%, 06/25/33	376
12,305	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	12,108
717	Series 2004-14T2, Class A5, 5.500%, 08/25/34	718
2,598	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	2,638

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
5,165	Series 2005-1CB, Class 1A6, IF, IO, 6.916%, 03/25/35	974
14,611	Series 2005-20CB, Class 3A8, IF, IO, 4.566%, 07/25/35	1,845
13,152	Series 2005-22T1, Class A2, IF, IO, 4.886%, 06/25/35	2,110
6,424	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	6,043
188	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	149
47,343	Series 2005-37T1, Class A2, IF, IO, 4.866%, 09/25/35	6,808
7,420	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	6,708
29,291	Series 2005-54CB, Class 1A2, IF, IO, 4.666%, 11/25/35	4,025
90	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	91
2,751	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	2,385
9,745	Series 2005-J1, Class 1A4, IF, IO, 4.916%, 02/25/35	1,010
272	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	275
	American General Mortgage Loan Trust,
2,204	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	2,302
5,567	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	5,548
33,300	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	34,118
3,579	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	3,628
4,487	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	4,676
9,499	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	9,892
4,500	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	4,688
	ASG Resecuritization Trust,
3,883	Series 2009-1, Class A60, VAR, 2.223%, 06/26/37 (e)	3,827
6,816	Series 2009-2, Class A55, VAR, 4.863%, 05/24/36 (e)	6,969
5,300	Series 2009-2, Class G60, VAR, 4.863%, 05/24/36 (e)	5,570
25,518	Series 2009-3, Class A65, VAR, 2.298%, 03/26/37 (e)	25,603

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
9,607	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	9,740
2,942	Series 2009-5, Class A50, VAR, 3.483%, 02/28/37 (e)	2,976
3,481	Series 2010-1, Class A85, VAR, 0.584%, 02/27/36 (e)	3,386
9,422	Series 2010-2, Class A60, VAR, 2.075%, 01/28/37 (e)	9,269
3,087	Series 2010-3, Class 2A22, VAR, 0.411%, 10/28/36 (e)	3,060
614	Series 2010-4, Class 1A22, VAR, 0.468%, 07/28/36 (e) (i)	609
1,243	Series 2010-4, Class 2A20, VAR, 0.359%, 11/28/36 (e)	1,228
2,683	Series 2011-1, Class 1A85, 4.000%, 09/28/20 (e)	2,712
7,717	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	8,045
7,672	Series 2011-1, Class 3A50, VAR, 2.528%, 11/28/35 (e)	7,527
1,147	Series 2011-2, Class A48S, HB, IF, 23.533%, 02/28/36 (e)	1,491
	Banc of America Alternative Loan Trust,
260	Series 2003-1, Class APO, PO, 02/25/33	215
6,003	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	6,109
3,420	Series 2003-7, Class 2A4, 5.000%, 09/25/18	3,493
3,203	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	3,270
6,273	Series 2003-11, Class 1A1, 6.000%, 01/25/34	6,527
5,031	Series 2003-11, Class 2A1, 6.000%, 01/25/34	5,252
654	Series 2003-11, Class PO, PO, 01/25/34	484
1,814	Series 2004-1, Class 1A1, 6.000%, 02/25/34	1,860
1,359	Series 2004-1, Class 5A1, 5.500%, 02/25/19	1,398
302	Series 2004-6, Class 15PO, PO, 07/25/19	275
162	Series 2004-6, Class 3A2, 6.000%, 07/25/34	162
2,305	Series 2004-8, Class 3A1, 5.500%, 09/25/19	2,420
1,090	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,020
3,064	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	737

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
29,092	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	28,756
	Banc of America Funding Trust,
777	Series 2004-1, Class PO, PO, 03/25/34	700
1,024	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	1,080
2,308	Series 2004-C, Class 1A1, VAR, 5.066%, 12/20/34	2,275
1,189	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,169
972	Series 2005-7, Class 30PO, PO, 11/25/35	753
421	Series 2005-8, Class 30PO, PO, 01/25/36	311
2,432	Series 2005-E, Class 4A1, VAR, 2.688%, 03/20/35	2,419
945	Series 2006-1, Class XPO, PO, 01/25/36	815
9,337	Series 2010-R11A, Class 1A6, VAR, 5.239%, 08/26/35 (e)	9,526
568	Series 2010-R4, Class 5A1, VAR, 0.334%, 07/26/36 (e)	565
3,552	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	3,614
	Banc of America Mortgage Trust,
4,728	Series 2003-3, Class 1A7, 5.500%, 05/25/33	4,868
1,617	Series 2003-3, Class 2A1, VAR, 0.734%, 05/25/18	1,557
710	Series 2003-5, Class 3A1, 7.500%, 02/25/31	757
613	Series 2003-6, Class 2A1, VAR, 0.634%, 08/25/18	592
92	Series 2003-7, Class A2, 4.750%, 09/25/18	95
356	Series 2003-8, Class APO, PO, 11/25/33	302
989	Series 2003-C, Class 3A1, VAR, 2.872%, 04/25/33	990
3,050	Series 2003-E, Class 2A2, VAR, 2.855%, 06/25/33	3,016
100	Series 2004-1, Class APO, PO, 02/25/34	91
1,634	Series 2004-3, Class 15IO, IO, VAR, 0.265%, 04/25/19	7
9,037	Series 2004-3, Class 1A26, 5.500%, 04/25/34	9,181
126	Series 2004-4, Class APO, PO, 05/25/34	106
2,337	Series 2004-5, Class 2A2, 5.500%, 06/25/34	2,412
651	Series 2004-5, Class 4A1, 4.750%, 06/25/19	675

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	53

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
10,407	Series 2004-6, Class 1A3, 5.500%, 05/25/34	10,863
355	Series 2004-6, Class 2A7, 5.500%, 07/25/34	371
635	Series 2004-6, Class APO, PO, 07/25/34	525
54	Series 2004-8, Class 5PO, PO, 05/25/32	48
281	Series 2004-8, Class XPO, PO, 10/25/34	239
956	Series 2004-9, Class 3A1, 6.500%, 09/25/32	1,005
69	Series 2004-9, Class 3PO, PO, 09/25/32	63
2,181	Series 2004-J, Class 3A1, VAR, 3.463%, 11/25/34	2,134
2,319	Series 2005-1, Class 2A1, 5.000%, 02/25/20	2,393
	BCAP LLC Trust,
5,174	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	5,155
8,508	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	8,915
6,912	Series 2009-RR14, Class 3A2, VAR, 2.706%, 08/26/35 (e)	6,601
856	Series 2009-RR14, Class 4A1, VAR, 2.620%, 03/26/36 (e)	855
5,611	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	5,709
1,790	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	1,823
6,034	Series 2010-RR12, Class 4A5, VAR, 2.885%, 10/26/36 (e)	6,105
1,733	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e)	1,741
280	Series 2010-RR4, Class 2A1, VAR, 0.934%, 06/26/37 (e)	278
8,126	Series 2010-RR5, Class 2A5, VAR, 5.303%, 04/26/37 (e)	8,073
4,513	Series 2010-RR6, Class 22A3, VAR, 4.715%, 06/26/36 (e)	4,704
452	Series 2010-RR6, Class 5A1, VAR, 4.658%, 11/26/37 (e)	451
2,658	Series 2010-RR7, Class 15A1, VAR, 0.984%, 01/26/36 (e)	2,594
6,109	Series 2010-RR7, Class 16A1, VAR, 0.862%, 02/26/47 (e)	5,944
5,364	Series 2010-RR7, Class 1A5, VAR, 4.982%, 04/26/35 (e)	5,262
20,993	Series 2010-RR7, Class 2A1, VAR, 2.278%, 07/26/45 (e)	20,350
3,384	Series 2010-RR8, Class 3A3, VAR, 5.060%, 05/26/35 (e)	3,485

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
10,000	Series 2010-RR8, Class 3A4, VAR, 5.060%, 05/26/35 (e)	9,490
4,234	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	4,261
5,878	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	6,011
18,160	Series 2011-RR10, Class 2A1, VAR, 1.076%, 09/26/37 (e)	16,363
2,923	Series 2011-RR2, Class 3A3, VAR, 2.837%, 11/21/35 (e)	2,926
14,033	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	13,546
15,058	Series 2011-RR5, Class 11A3, VAR, 0.334%, 05/28/36 (e)	13,903
6,405	Series 2011-RR5, Class 14A3, VAR, 2.704%, 07/26/36 (e)	6,396
6,893	Series 2012-RR1, Class 5A1, VAR, 6.268%, 07/26/37 (e)	7,070
8,176	Series 2012-RR10, Class 1A1, VAR, 0.414%, 02/26/37 (e)	7,630
23,470	Series 2012-RR10, Class 3A1, VAR, 0.374%, 05/26/36 (e)	21,857
15,042	Series 2012-RR2, Class 1A1, VAR, 0.354%, 08/26/36 (e)	14,531
24,396	Series 2012-RR3, Class 2A5, VAR, 2.312%, 05/26/37 (e)	24,117
12,127	Series 2012-RR4, Class 8A3, VAR, 0.414%, 06/26/47 (e)	11,481
5,213	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.684%, 03/25/35	5,017
	Bear Stearns ARM Trust,
3,262	Series 2003-2, Class A5, VAR, 2.491%, 01/25/33 (e)	3,086
298	Series 2003-7, Class 3A, VAR, 2.529%, 10/25/33	296
2,817	Series 2004-2, Class 14A, VAR, 5.051%, 05/25/34	2,800
10,079	Series 2005-5, Class A1, VAR, 2.210%, 08/25/35	9,970
8,419	Series 2006-1, Class A1, VAR, 2.430%, 02/25/36	8,061
7,135	CAM Mortgage Trust, Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	7,024
463	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-8, Class 1P, PO, 10/25/33	381
166	Cendant Mortgage Capital LLC CDMC Mortagage Pass-Through Certificates, Series 2004-1, Class P, PO, 02/25/34	139

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Chase Mortgage Finance Trust,
1,870	Series 2007-A1, Class 1A3, VAR, 2.875%, 02/25/37	1,844
3,822	Series 2007-A1, Class 2A1, VAR, 2.719%, 02/25/37	3,792
632	Series 2007-A1, Class 7A1, VAR, 2.701%, 02/25/37	628
1,871	Series 2007-A1, Class 9A1, VAR, 2.792%, 02/25/37	1,856
1,586	Series 2007-A2, Class 1A1, VAR, 2.793%, 07/25/37	1,556
2,332	Series 2007-A2, Class 2A1, VAR, 2.920%, 07/25/37	2,306
	CHL Mortgage Pass-Through Trust,
225	Series 2002-18, Class PO, PO, 11/25/32	192
1,133	Series 2002-22, Class A20, 6.250%, 10/25/32	1,182
2,179	Series 2003-26, Class 1A6, 3.500%, 08/25/33	2,175
796	Series 2003-29, Class A1, 5.500%, 08/25/33	826
6,061	Series 2003-39, Class A6, 5.000%, 10/25/33	6,248
244	Series 2003-44, Class A9, PO, 10/25/33	244
5,051	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	5,217
101	Series 2003-J13, Class PO, PO, 01/25/34	92
657	Series 2003-J7, Class 4A3, IF, 9.535%, 08/25/18	688
1,211	Series 2004-3, Class A26, 5.500%, 04/25/34	1,232
823	Series 2004-3, Class A4, 5.750%, 04/25/34	839
5,099	Series 2004-5, Class 1A4, 5.500%, 06/25/34	5,302
285	Series 2004-7, Class 2A1, VAR, 2.701%, 06/25/34	277
3,124	Series 2004-8, Class 2A1, 4.500%, 06/25/19	3,224
523	Series 2004-HYB1, Class 2A, VAR, 2.787%, 05/20/34	486
2,212	Series 2004-HYB3, Class 2A, VAR, 2.564%, 06/20/34	2,022
1,362	Series 2004-HYB6, Class A3, VAR, 2.838%, 11/20/34	1,244
86	Series 2004-J6, Class 2A1, 4.750%, 07/25/14	87
270	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	277

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
740	Series 2005-14, Class A2, 5.500%, 07/25/35	726
463	Series 2005-16, Class A23, 5.500%, 09/25/35	446
5,086	Series 2005-22, Class 2A1, VAR, 2.977%, 11/25/35	4,038
	Citicorp Mortgage Securities Trust,
562	Series 2006-1, Class 2A1, 5.000%, 02/25/21	586
2,581	Series 2006-4, Class 1A2, 6.000%, 08/25/36	2,606
283	Citicorp Mortgage Securities, Inc., Series 2004-5, Class 2A5, 4.500%, 08/25/34	291
	Citigroup Mortgage Loan Trust,
3,894	2.110%, 01/12/18	3,896
15,475	Series 2008-AR4, Class 1A1A, VAR, 2.912%, 11/25/38 (e)	15,685
3,681	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	3,756
3,053	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	3,143
9,685	Series 2009-10, Class 1A1, VAR, 2.428%, 09/25/33 (e)	9,853
7,572	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	7,801
8,633	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	8,852
1,990	Series 2010-3, Class 4A1, VAR, 2.430%, 02/25/36 (e)	1,997
3,397	Series 2010-7, Class 10A1, VAR, 2.618%, 02/25/35 (e)	3,462
49,541	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	49,916
50,619	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	51,828
4,165	Series 2010-10, Class 2A1, VAR, 2.572%, 02/25/36 (e)	4,208
587	Series 2011-3, Class 1A1, VAR, 0.264%, 02/25/47 (e)	585
4,104	Series 2011-10, Class 4A1, VAR, 0.383%, 02/25/46 (e)	3,940
	Citigroup Mortgage Loan Trust, Inc.,
1,576	Series 2003-1, Class 2A5, 5.250%, 10/25/33	1,611
247	Series 2003-1, Class 2A6, PO, 10/25/33	217
208	Series 2003-1, Class PO2, PO, 10/25/33	182
209	Series 2003-1, Class PO3, PO, 09/25/33	183

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	55

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1	Series 2003-1, Class WPO1, PO, 06/25/16	1
303	Series 2003-UP3, Class A3, 7.000%, 09/25/33	314
528	Series 2003-UST1, Class A1, 5.500%, 12/25/18	549
108	Series 2003-UST1, Class PO1, PO, 12/25/18	99
95	Series 2003-UST1, Class PO3, PO, 12/25/18	88
781	Series 2004-UST1, Class A6, VAR, 4.116%, 08/25/34	772
562	Series 2005-1, Class 2A1A, VAR, 2.792%, 04/25/35	433
3,121	Series 2005-2, Class 2A11, 5.500%, 05/25/35	3,127
1,473	Series 2005-5, Class 1A2, VAR, 3.714%, 08/25/35	961
13,252	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	12,854
	Credit Suisse First Boston Mortgage Securities Corp.,
41	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	41
1,790	Series 2003-1, Class DB1, 6.564%, 02/25/33	1,821
2,674	Series 2003-21, Class 1A4, 5.250%, 09/25/33	2,763
1,585	Series 2003-23, Class 1P, PO, 10/25/33	1,349
1,045	Series 2003-23, Class 2A5, 5.000%, 10/25/18	1,058
233	Series 2003-25, Class 2A1, 4.500%, 10/25/18	241
3,783	Series 2003-27, Class 5A3, 5.250%, 11/25/33	3,826
1,304	Series 2003-27, Class 5A4, 5.250%, 11/25/33	1,313
1,152	Series 2003-AR15, Class 3A1, VAR, 2.790%, 06/25/33	1,119
2,412	Series 2004-4, Class 2A4, 5.500%, 09/25/34	2,575
1,985	Series 2004-5, Class 3A1, 5.250%, 08/25/19	2,044
50	Series 2004-5, Class 5P, PO, 08/25/19	46
3,736	Series 2004-8, Class 1A4, 5.500%, 12/25/34	3,950
138	Series 2004-8, Class 3A5, 5.500%, 12/25/34	138
529	Series 2005-9, Class AP, PO, 10/25/35	325

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
6,041	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	1,213
311	Series 2005-10, Class AP, PO, 11/25/35	176
6,135	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	6,290
	CSMC,
7,500	Series 2010-16, Class A3, VAR, 3.946%, 06/25/50 (e)	7,430
3,148	Series 2010-16, Class A4, VAR, 3.946%, 06/25/50 (e)	3,043
1,175	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	1,164
2,758	Series 2010-1R, Class 5A1, VAR, 4.972%, 01/27/36 (e)	2,857
77,217	Series 2010-11R, Class A6, VAR, 1.186%, 06/28/47 (e)	71,734
3,039	Series 2010-12R, Class 14A1, VAR, 2.631%, 09/26/46 (e)	3,034
2,539	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	2,518
517	Series 2010-15R, Class 7A2, VAR, 1.230%, 10/26/37 (e)	515
5,085	Series 2010-17R, Class 1A1, VAR, 2.519%, 06/26/36 (e)	5,257
1,257	Series 2010-17R, Class 5A1, VAR, 2.736%, 07/26/36 (e)	1,258
20,214	Series 2011-1R, Class A1, VAR, 1.184%, 02/27/47 (e)	20,100
4,659	Series 2011-6R, Class 3A1, VAR, 2.736%, 07/28/36 (e)	4,537
14,022	Series 2011-7R, Class A1, VAR, 1.434%, 08/28/47 (e)	13,971
30,117	Series 2011-9R, Class A1, VAR, 2.184%, 03/27/46 (e)	30,101
17,491	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	17,775
5,635	Series 2012-2R, Class 2A1, VAR, 2.587%, 03/27/47 (e)	5,305
16,812	Series 2012-3R, Class 1A1, VAR, 3.250%, 07/27/37 (e)	16,776
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
1,614	Series 2005-1, Class 2A1, VAR, 5.663%, 02/25/20	1,675
1,980	Series 2005-3, Class 1A1, VAR, 5.339%, 06/25/20	2,018

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,822	Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust, Series 2009-RS2, Class 4A1, VAR, 0.320%, 04/26/37 (e)	1,788
109	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	101
	First Boston Mortgage Securities Corp. 1987 STRIPS,
21	Series C, Class IO, IO, 10.965%, 04/25/17	2
12	Series C, Class PO, PO, 04/25/17	12
	First Horizon Alternative Mortgage Securities Trust,
2,831	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	2,471
19,974	Series 2007-FA4, Class 1A2, IF, IO, 5.466%, 08/25/37	3,383
	First Horizon Mortgage Pass-Through Trust,
85	Series 2003-7, Class 2A1, 4.500%, 09/25/18	88
897	Series 2003-8, Class 2A1, 4.500%, 09/25/18	921
2,942	Series 2003-9, Class 1A6, 5.500%, 11/25/33	3,050
1,584	Series 2004-AR2, Class 2A1, VAR, 2.627%, 05/25/34	1,551
721	Series 2004-AR7, Class 2A2, VAR, 2.554%, 02/25/35	716
4,857	Series 2005-AR1, Class 2A2, VAR, 2.658%, 04/25/35	4,809
	Freedom Trust,
220	Series 2011-3, Class A11, VAR, 5.000%, 09/01/51 (e)	220
6,086	Series 2011-4, Class A18, VAR, 4.869%, 03/25/37 (e)	6,143
	GMACM Mortgage Loan Trust,
9,285	Series 2003-AR1, Class A4, VAR, 3.145%, 10/19/33	9,330
6,268	Series 2003-AR2, Class 2A4, VAR, 3.456%, 12/19/33	6,171
518	Series 2003-J7, Class A10, 5.500%, 11/25/33	534
6,023	Series 2003-J7, Class A7, 5.000%, 11/25/33	6,129
322	Series 2003-J8, Class A, 5.250%, 12/25/33	334
4,207	Series 2004-J5, Class A7, 6.500%, 01/25/35	4,465

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,747	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	1,801
4,810	Series 2005-AR3, Class 3A4, VAR, 3.309%, 06/19/35	4,505
	GSMPS Mortgage Loan Trust,
1,068	Series 2004-4, Class 1AF, VAR, 0.584%, 06/25/34 (e)	932
1,967	Series 2005-RP2, Class 1AF, VAR, 0.534%, 03/25/35 (e)	1,665
11,836	Series 2005-RP3, Class 1AF, VAR, 0.534%, 09/25/35 (e)	9,809
8,725	Series 2005-RP3, Class 1AS, IO, VAR, 4.893%, 09/25/35 (e)	1,280
	GSR Mortgage Loan Trust,
857	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	905
441	Series 2003-6F, Class A2, VAR, 0.584%, 09/25/32	415
3,666	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	3,876
1,806	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,940
1,131	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	1,117
35	Series 2004-15F, Class AP, PO, 12/25/34	34
1,640	Series 2005-5F, Class 8A3, VAR, 0.684%, 06/25/35	1,544
6,238	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	6,340
382	Series 2005-AR6, Class 3A1, VAR, 2.655%, 09/25/35	370
3,125	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	3,000
10,135	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	9,197
10,220	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	10,001
17,616	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	17,084
3,440	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.484%, 05/25/35	3,406
	Impac Secured Assets CMN Owner Trust,
1,659	Series 2003-2, Class A1, 5.500%, 08/25/33	1,743
88	Series 2004-3, Class 1A4, VAR, 0.984%, 11/25/34	80

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	57

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Impac Secured Assets Trust,
8,233	Series 2006-1, Class 2A1, VAR, 0.534%, 05/25/36	8,011
14,918	Series 2006-2, Class 2A1, VAR, 0.534%, 08/25/36	14,230
22,440	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	4
5,896	Jefferies Resecuritization Trust, Series 2011-R2, Class A1, VAR, 4.500%, 10/26/36 (e)	6,105
	JP Morgan Mortgage Trust,
1,142	Series 2004-A3, Class 4A1, VAR, 2.754%, 07/25/34	1,153
2,021	Series 2004-A4, Class 1A1, VAR, 2.769%, 09/25/34	2,026
1,146	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	1,181
4,433	Series 2005-A1, Class 3A4, VAR, 4.269%, 02/25/35	4,437
26,334	Series 2006-A2, Class 4A1, VAR, 2.735%, 08/25/34	25,901
15,033	Series 2006-A2, Class 5A3, VAR, 2.849%, 11/25/33	14,969
3,598	Series 2006-A3, Class 6A1, VAR, 2.769%, 08/25/34	3,504
2,635	Series 2007-A1, Class 5A1, VAR, 2.950%, 07/25/35	2,577
1,054	Series 2007-A1, Class 5A2, VAR, 2.950%, 07/25/35	1,055
	JP Morgan Resecuritization Trust,
3,883	Series 2009-6, Class 4A1, VAR, 3.154%, 09/26/36 (e)	3,948
3,543	Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	3,536
	Lehman Mortgage Trust,
1,553	Series 2006-2, Class 1A1, VAR, 6.363%, 04/25/36	1,472
1,433	Series 2007-6, Class 1A8, 6.000%, 07/25/37	1,213
7,672	Series 2008-2, Class 1A6, 6.000%, 03/25/38	7,341
	LVII Resecuritization Trust,
12,557	Series 2009-2, Class M3, VAR, 5.080%, 09/27/37 (e)	13,081
8,000	Series 2009-3, Class M3, VAR, 5.441%, 11/27/37 (e)	8,248
10,000	Series 2009-3, Class M4, VAR, 5.441%, 11/27/37 (e)	10,316

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	MASTR Adjustable Rate Mortgages Trust,
1,267	Series 2004-3, Class 4A2, VAR, 2.393%, 04/25/34	1,211
6,804	Series 2004-13, Class 2A1, VAR, 2.672%, 04/21/34	6,885
674	Series 2004-15, Class 3A1, VAR, 3.311%, 12/25/34	641
	MASTR Alternative Loan Trust,
2,304	Series 2003-9, Class 2A1, 6.000%, 12/25/33	2,434
438	Series 2003-9, Class 8A1, 6.000%, 01/25/34	449
1,390	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,419
4,119	Series 2004-3, Class 3A1, 6.000%, 04/25/34	4,237
771	Series 2004-6, Class 30PO, PO, 07/25/34	645
444	Series 2004-6, Class 7A1, 6.000%, 07/25/34	456
707	Series 2004-7, Class 30PO, PO, 08/25/34	546
1,851	Series 2004-8, Class 6A1, 5.500%, 09/25/19	1,931
523	Series 2004-10, Class 1A1, 4.500%, 09/25/19	534
1,761	Series 2005-6, Class 3A1, 5.500%, 11/25/20	1,727
	MASTR Asset Securitization Trust,
288	Series 2003-2, Class 1A1, 5.000%, 03/25/18	290
182	Series 2003-2, Class 2A1, 4.500%, 03/25/18	182
579	Series 2003-2, Class 2A10, 4.500%, 03/25/18	580
197	Series 2003-8, Class 1A1, 5.500%, 09/25/33	205
326	Series 2003-9, Class 15PO, PO, 10/25/18	300
338	Series 2003-9, Class 2A7, 5.500%, 10/25/33	344
184	Series 2003-11, Class 3A1, 4.500%, 12/25/18	189
203	Series 2003-12, Class 30PO, PO, 12/25/33	179
540	Series 2003-12, Class 6A1, 5.000%, 12/25/33	552
174	Series 2004-1, Class 30PO, PO, 02/25/34	150
3,539	Series 2004-4, Class 1A6, 5.250%, 12/26/33	3,600
49	Series 2004-4, Class 3A1, 4.500%, 04/25/19	50

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
204		Series 2004-6, Class 15PO, PO, 07/25/19	186
491		Series 2004-8, Class 1A1, 4.750%, 08/25/19	501
114		Series 2004-8, Class PO, PO, 08/25/19	104
636		Series 2004-9, Class 5A1, 5.250%, 09/25/19	657
2,129		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	2,240
		MASTR Reperforming Loan Trust,
16,033		Series 2005-2, Class 1A1F, VAR, 0.534%, 05/25/35 (e)	13,555
1,895		Series 2006-2, Class 1A1, VAR, 4.902%, 05/25/36 (e)	1,778
2,631		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	2,105
6,606		Mellon Residential Funding Corp. Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, VAR, 0.664%, 06/15/30	6,468
		Merrill Lynch Mortgage Investors Trust,
1,648		Series 2003-A5, Class 2A6, VAR, 2.394%, 08/25/33	1,638
3,618		Series 2003-E, Class A1, VAR, 0.804%, 10/25/28	3,427
4,106		Series 2003-F, Class A1, VAR, 0.824%, 10/25/28	4,019
3,150		Series 2004-1, Class 2A1, VAR, 2.209%, 12/25/34	3,105
1,520		Series 2004-A, Class A1, VAR, 0.644%, 04/25/29	1,422
2,824		Series 2004-A4, Class A2, VAR, 2.509%, 08/25/34	2,851
3,602		Series 2004-C, Class A2, VAR, 1.014%, 07/25/29	3,520
5,520		Series 2005-A2, Class A1, VAR, 2.535%, 02/25/35	5,327
4,813		Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.478%, 06/25/37	4,616
56		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	61
		Morgan Stanley Mortgage Loan Trust,
6,069		Series 2004-3, Class 4A, VAR, 5.697%, 04/25/34	6,320
1,722		Series 2004-9, Class 4A, VAR, 5.457%, 10/25/19	1,760
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,297.410%, 04/20/21	8
2,028		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.504%, 02/25/35	1,887

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,385	MRFC Mortgage Pass-Through Trust, Series 2000-TBC3, Class A1, VAR, 0.624%, 12/15/30	1,324
1,117	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	1,144
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
602	Series 2003-A1, Class A1, 5.500%, 05/25/33	613
287	Series 2003-A1, Class A2, 6.000%, 05/25/33	301
140	Series 2003-A1, Class A5, 7.000%, 04/25/33	147
11	Series 2003-A1, Class A7, 5.000%, 04/25/18	12
2,434	Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.560%, 03/26/36 (e)	2,452
	PaineWebber CMO Trust,
3	Series H, Class 4, 8.750%, 04/01/18	3
13	Series P, Class 4, 8.500%, 08/01/19	14
2,834	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	3,008
1,408	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.747%, 05/25/35	1,409
	RALI Trust,
733	Series 2001-QS19, Class A2, 6.000%, 12/25/16	745
346	Series 2002-QS16, Class A3, IF, 16.238%, 10/25/17	363
1,425	Series 2002-QS8, Class A5, 6.250%, 06/25/17	1,455
3,000	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	3,096
1,699	Series 2003-QR24, Class A5, 4.000%, 07/25/33	1,740
308	Series 2003-QS1, Class A6, 4.250%, 01/25/33	310
1,082	Series 2003-QS12, Class A2A, IF, IO, 7.416%, 06/25/18	118
329	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	24
8,975	Series 2003-QS13, Class A2, 4.000%, 07/25/33	8,362
2,668	Series 2003-QS14, Class A1, 5.000%, 07/25/18	2,721

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	59

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
8,655	Series 2003-QS15, Class A7, 5.500%, 08/25/33	8,905
841	Series 2003-QS18, Class A1, 5.000%, 09/25/18	864
8,498	Series 2003-QS19, Class A1, 5.750%, 10/25/33	9,071
761	Series 2003-QS3, Class A2, IF, 16.095%, 02/25/18	829
534	Series 2003-QS3, Class A8, IF, IO, 7.416%, 02/25/18	31
2,028	Series 2003-QS9, Class A3, IF, IO, 7.366%, 05/25/18	241
12,669	Series 2004-QS7, Class A4, 5.500%, 05/25/34	12,888
2,768	Series 2005-QA6, Class A32, VAR, 3.715%, 05/25/35	1,824
397	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	323
	RBSSP Resecuritization Trust,
5,940	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	6,206
2,304	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	2,392
1,207	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	1,216
4,091	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	4,102
10,845	Series 2009-12, Class 1A1, VAR, 5.955%, 11/25/33 (e)	11,206
5,547	Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	5,821
16,110	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	16,442
1,308	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	1,323
13,342	Series 2012-3, Class 3A1, VAR, 0.334%, 09/26/36 (e)	11,916
204	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	174
	Residential Asset Securitization Trust,
691	Series 2003-A13, Class A3, 5.500%, 01/25/34	710
62	Series 2003-A14, Class A1, 4.750%, 02/25/19	64
1,278	Series 2003-A8, Class A5, 4.250%, 10/25/18	1,309
16,720	Series 2005-A2, Class A4, IF, IO, 4.866%, 03/25/35	2,698

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,793	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,528
	RFMSI Trust,
1,525	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,529
226	Series 2003-S14, Class A4, PO, 07/25/18	209
629	Series 2003-S16, Class A3, 5.000%, 09/25/18	631
1,059	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	1,082
380	Series 2004-S6, Class 2A6, PO, 06/25/34	327
617	Series 2005-S1, Class 2A1, 4.750%, 02/25/20	634
1,656	Series 2005-SA4, Class 1A1, VAR, 2.875%, 09/25/35	1,337
44	RFSC Trust, Series 2003-RM2, Class AP-3, PO, 05/25/33	39
13,964	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	14,006
	Salomon Brothers Mortgage Securities VII, Inc.,
4,632	Series 2003-HYB1, Class A, VAR, 3.079%, 09/25/33	4,609
118	Series 2003-UP2, Class PO1, PO, 12/25/18	107
	Sequoia Mortgage Trust,
2,692	Series 2004-8, Class A1, VAR, 0.534%, 09/20/34	2,592
3,991	Series 2004-8, Class A2, VAR, 0.833%, 09/20/34	3,840
1,214	Series 2004-10, Class A1A, VAR, 0.494%, 11/20/34	1,181
4,110	Series 2004-11, Class A1, VAR, 0.484%, 12/20/34	3,896
4,815	Series 2004-12, Class A3, VAR, 0.729%, 01/20/35	4,325
	Springleaf Mortgage Loan Trust,
12,099	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	12,485
14,225	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	14,901
6,850	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	6,977
18,150	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	19,068
26,793	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	27,133
16,750	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	17,342

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
33,054	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	32,741
9,652	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	9,491
5,656	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	5,509
4,807	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	4,718
2,138	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	2,124
23,017	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	22,608
10,866	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	10,395
7,920	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	7,606
6,662	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	6,294
23,096	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	22,868
8,707	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	8,392
3,560	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.885%, 06/25/34	3,551
	Structured Asset Mortgage Investments II Trust,
3,276	Series 2004-AR5, Class 1A1, VAR, 0.844%, 10/19/34	3,211
14,254	Series 2005-AR5, Class A3, VAR, 0.434%, 07/19/35	13,828
	Structured Asset Securities Corp.,
4,869	Series 2003-37A, Class 2A, VAR, 4.319%, 12/25/33	4,803
4,564	Series 2004-4XS, Class 1A5, SUB, 5.490%, 02/25/34	4,821
1,548	Series 2005-RF3, Class 1A, VAR, 0.534%, 06/25/35 (e)	1,246
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
517	Series 2002-17, Class B1, VAR, 6.071%, 09/25/32	516
2,005	Series 2003-16, Class A3, VAR, 0.684%, 06/25/33	1,953
1,841	Series 2003-29, Class 1A1, 4.750%, 09/25/18	1,886
627	Series 2003-30, Class 1A1, 5.500%, 10/25/33	650

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
507	Series 2003-32, Class 1A1, VAR, 5.533%, 11/25/33	517
5,028	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	5,151
1,560	Series 2003-34A, Class 3A3, VAR, 2.582%, 11/25/33	1,532
10,746	Series 2004-5H, Class A4, 5.540%, 12/25/33	11,054
1,483	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	1,499
	Thornburg Mortgage Securities Trust,
2,385	Series 2003-4, Class A1, VAR, 0.824%, 09/25/43	2,267
1,032	Series 2004-4, Class 3A, VAR, 2.232%, 12/25/44	1,012
	Vericrest Opportunity Loan Transferee,
11,968	Series 2012-NL2A, Class A1, 2.487%, 02/26/52 (e)	11,991
1,982	Series 2012-NL2A, Class A2, 6.414%, 02/26/52 (e)	2,035
25,908	Series 2012-NL3A, Class A, VAR, 2.734%, 11/25/60 (e)	25,716
15,929	Series 2013-1A, Class A, VAR, 3.105%, 11/25/50 (e)	15,942
	WaMu Mortgage Pass-Through Certificates,
7,832	Series 2003-AR11, Class A6, VAR, 2.460%, 10/25/33	7,794
2,746	Series 2003-AR7, Class A7, VAR, 2.319%, 08/25/33	2,729
14,392	Series 2003-AR9, Class 1A6, VAR, 2.428%, 09/25/33	14,399
3,057	Series 2003-AR9, Class 2A, VAR, 2.456%, 09/25/33	3,040
2,459	Series 2003-S1, Class A5, 5.500%, 04/25/33	2,548
296	Series 2003-S10, Class A2, 5.000%, 10/25/18	305
732	Series 2003-S13, Class 23A1, VAR, 0.734%, 12/25/18	715
789	Series 2003-S4, Class 2A10, IF, 16.956%, 06/25/33	955
1,657	Series 2003-S8, Class A5, 4.500%, 09/25/18	1,700
534	Series 2003-S8, Class A6, 4.500%, 09/25/18	549
11,033	Series 2003-S9, Class A8, 5.250%, 10/25/33	11,429
247	Series 2003-S9, Class P, PO, 10/25/33	215

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	61

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
3,738	Series 2004-AR3, Class A1, VAR, 2.457%, 06/25/34	3,755
4,804	Series 2004-AR3, Class A2, VAR, 2.457%, 06/25/34	4,826
1,647	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	1,693
1,920	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	1,994
1,593	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,590
171	Series 2004-S1, Class 1A3, VAR, 0.584%, 03/25/34	170
9,478	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	9,856
2,616	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	2,690
362	Series 2006-AR10, Class 2P, VAR, 3.282%, 09/25/36	213
1,617	Series 2006-AR8, Class 1A2, VAR, 2.405%, 08/25/46	1,347
	Washington Mutual Mortgage Pass-Through Certificates WMALT,
4,017	Series 2005-1, Class 1A1, 5.500%, 03/25/35	3,878
314	Series 2005-1, Class CP, PO, 03/25/35	191
18,695	Series 2005-2, Class 1A4, IF, IO, 4.866%, 04/25/35	2,958
4,520	Series 2005-2, Class 2A3, IF, IO, 4.816%, 04/25/35	655
6,383	Series 2005-4, Class CB7, 5.500%, 06/25/35	5,886
6,333	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	1,614
1,389	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,268
604	Series 2006-1, Class 3A2, 5.750%, 02/25/36	504
	Washington Mutual MSC Mortgage Pass-Through Certificates,
294	Series 2003-MS5, Class 1A4, VAR, 0.684%, 03/25/18	289
43	Series 2003-MS7, Class P, PO, 03/25/33	39
10,154	Wedgewood Real Estate Trust, Series 2013-1A, Class A, VAR, 3.967%, 07/25/43 (e) (i)	10,154
	Wells Fargo Alternative Loan Trust,
241	Series 2003-1, Class APO, PO, 09/25/33	215
815	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	724

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
11,664	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	11,686
	Wells Fargo Mortgage-Backed Securities Trust,
5,402	Series 2003-K, Class 1A1, VAR, 4.292%, 11/25/33	5,402
207	Series 2003-K, Class 1A2, VAR, 4.292%, 11/25/33	209
1,004	Series 2003-L, Class 2A1, VAR, 4.528%, 11/25/33	967
1,310	Series 2004-4, Class A9, 5.500%, 05/25/34	1,360
1,622	Series 2004-B, Class A1, VAR, 4.960%, 02/25/34	1,608
561	Series 2004-BB, Class A4, VAR, 2.625%, 01/25/35	563
5,062	Series 2004-EE, Class 2A1, VAR, 2.623%, 12/25/34	5,043
3,444	Series 2004-EE, Class 2A2, VAR, 2.623%, 12/25/34	3,445
4,993	Series 2004-EE, Class 3A1, VAR, 2.853%, 12/25/34	4,965
1,630	Series 2004-EE, Class 3A2, VAR, 2.853%, 12/25/34	1,627
7,107	Series 2004-I, Class 1A1, VAR, 2.765%, 07/25/34	7,079
21,656	Series 2004-P, Class 2A1, VAR, 2.614%, 09/25/34	21,677
3,609	Series 2004-V, Class 1A1, VAR, 2.648%, 10/25/34	3,662
4,630	Series 2004-V, Class 1A2, VAR, 2.648%, 10/25/34	4,657
2,533	Series 2005-1, Class 2A1, 5.000%, 01/25/20	2,617
1,648	Series 2005-13, Class A1, 5.000%, 11/25/20	1,691
2,382	Series 2005-14, Class 1A1, 5.500%, 12/25/35	2,467
523	Series 2005-14, Class 2APO, PO, 12/25/35	378
4,842	Series 2005-AR8, Class 2A1, VAR, 2.703%, 06/25/35	4,858
1,176	Series 2007-7, Class A7, 6.000%, 06/25/37	1,109
6,488	Series 2007-9, Class 1A8, 5.500%, 07/25/37	6,599
6,219	Series 2007-11, Class A14, 6.000%, 08/25/37	5,931

		2,225,648

	Total Collateralized Mortgage Obligations (Cost $7,132,393)	7,369,599

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — 4.1%
	A10 Securitization LLC,
17,729	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	17,889
12,263	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	12,148
7,835	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	7,325
	Banc of America Commercial Mortgage Trust,
2,855	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	3,083
17,655	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	19,345
11,500	Series 2006-4, Class A4, 5.634%, 07/10/46	12,545
9,400	Series 2006-5, Class A4, 5.414%, 09/10/47	10,252
242,200	Series 2006-5, Class XC, IO, VAR, 0.356%, 09/10/47 (e)	3,418
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
5,000	Series 2005-1, Class AJ, VAR, 5.465%, 11/10/42	5,288
5,000	Series 2005-3, Class A4, 4.668%, 07/10/43	5,271
10,625	Series 2005-3, Class AM, 4.727%, 07/10/43	11,024
2,500	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	2,675
561,996	Series 2005-5, Class XC, IO, VAR, 0.222%, 10/10/45 (e)	1,400
3,416	Series 2005-6, Class ASB, VAR, 5.358%, 09/10/47	3,441
9,500	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.683%, 06/24/50 (e)	10,447
	BB-UBS Trust,
19,400	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	18,018
28,500	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	26,729
	Bear Stearns Commercial Mortgage Securities Trust,
6,177	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	6,320
1,270	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	1,289
8,560	Series 2006-PW11, Class A4, VAR, 5.610%, 03/11/39	9,279

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

233,980	Series 2006-PW14, Class X1, IO, VAR, 0.265%, 12/11/38 (e)	3,326
2,700	Series 2006-T24, Class A4, 5.537%, 10/12/41	2,975
657,397	Series 2007-T26, Class X1, IO, VAR, 0.087%, 01/12/45 (e)	3,809
	CD Commercial Mortgage Trust,
6,000	Series 2005-CD1, Class AJ, VAR, 5.393%, 07/15/44	6,250
248,161	Series 2007-CD4, Class XC, IO, VAR, 0.213%, 12/11/49 (e)	1,886
141,254	CD Mortgage Trust, Series 2006-CD3, Class XS, IO, VAR, 0.150%, 10/15/48 (e)	2,333
7,200	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	7,551
	COBALT CMBS Commercial Mortgage Trust,
6,005	Series 2006-C1, Class A4, 5.223%, 08/15/48	6,470
5,600	Series 2006-C1, Class AM, 5.254%, 08/15/48	5,811
209,763	Series 2006-C1, Class IO, IO, VAR, 0.999%, 08/15/48	4,090
	COMM Mortgage Trust,
6,300	Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	6,628
10,000	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	10,150
33,540	Series 2012-CR2, Class XA, IO, VAR, 2.114%, 08/15/45	3,851
6,858	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	6,346
4,700	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.350%, 01/17/32	4,718
	Commercial Mortgage Pass-Through Certificates,
5,636	Series 2012-MVP, Class A, VAR, 2.131%, 11/17/26 (e)	5,641
5,000	Series 2013-300P, Class A1, VAR, 4.353%, 08/10/30 (e)	5,118
	Commercial Mortgage Trust,
3,500	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	3,643
3,000	Series 2006-GG7, Class AM, VAR, 6.056%, 07/10/38	3,268
	Credit Suisse Commercial Mortgage Trust,
7,150	Series 2006-C2, Class A3, VAR, 5.858%, 03/15/39	7,733

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	63

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
240,889	Series 2007-C2, Class AX, IO, VAR, 0.229%, 01/15/49 (e)	938
1,700	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AM, 4.730%, 07/15/37	1,768
	DBRR Trust,
4,970	Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	4,977
12,059	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	12,057
43,768	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.607%, 07/10/44 (e)	2,634
13,842	Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	13,842
20,241	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	20,825
20,407	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	20,520
	GE Capital Commercial Mortgage Corp.,
11,500	Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	11,997
10,800	Series 2005-C1, Class B, VAR, 4.846%, 06/10/48	11,129
14,000	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	14,806
	GS Mortgage Securities Corp. II,
10,396	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	10,624
13,858	Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	13,607
	GS Mortgage Securities Corp. Trust,
75,518	Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	5,215
4,889	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	4,877
	GS Mortgage Securities Trust,
7,300	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	7,875
138,045	Series 2006-GG8, Class X, IO, VAR, 0.774%, 11/10/39 (e)	2,066
5,500	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	6,017
7,695	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A4, 4.404%, 01/12/39	7,779
	JP Morgan Chase Commercial Mortgage Securities Trust,
5,790	Series 2004-CB9, Class A4, VAR, 5.754%, 06/12/41	5,963

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,150	Series 2005-CB11, Class AJ, VAR, 5.567%, 08/12/37	5,429
542,222	Series 2005-CB11, Class X1, IO, VAR, 0.251%, 08/12/37 (e)	1,242
603,040	Series 2005-LDP5, Class X1, IO, VAR, 0.139%, 12/15/44 (e)	1,365
2,000	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	2,177
407,797	Series 2006-CB15, Class X1, IO, VAR, 0.434%, 06/12/43	2,498
2,161	Series 2006-CB16, Class A4, 5.552%, 05/12/45	2,363
1,600	Series 2006-LDP8, Class A4, 5.399%, 05/15/45	1,748
6,000	Series 2006-LDP9, Class A3SF, VAR, 0.339%, 05/15/47	5,986
4,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	4,070
1,500	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,659
402,315	Series 2007-LD12, Class X, IO, VAR, 0.181%, 02/15/51	1,120
92,235	KGS-Alpha SBA COOF Trust, Series 2012-6, Class A, IO, VAR, 0.618%, 05/25/39 (e)	2,364
9,951	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	9,173
	LB-UBS Commercial Mortgage Trust,
5,420	Series 2004-C2, Class A4, 4.367%, 03/15/36	5,483
5,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	5,369
1,470	Series 2006-C4, Class A4, VAR, 6.061%, 06/15/38	1,619
4,750	Series 2007-C1, Class AM, 5.455%, 02/15/40	5,130
6,144	Series 2007-C2, Class A3, 5.430%, 02/15/40	6,729
131,021	Series 2007-C2, Class XW, IO, VAR, 0.738%, 02/15/40	2,489
	Merrill Lynch Mortgage Trust,
2,385	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,565
3,325	Series 2005-LC1, Class AJ, VAR, 5.548%, 01/12/44	3,571
1,829	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	1,847
2,200	Series 2006-C1, Class A4, VAR, 5.872%, 05/12/39	2,409

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
	ML-CFC Commercial Mortgage Trust,
4,950	Series 2006-1, Class A4, VAR, 5.657%, 02/12/39	5,323
405,420	Series 2006-4, Class XC, IO, VAR, 0.249%, 12/12/49 (e)	4,838
6,190	Series 2007-9, Class A4, 5.700%, 09/12/49	6,912
	Morgan Stanley Capital I Trust,
3,164	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	3,241
209,651	Series 2006-IQ12, Class X1, IO, VAR, 0.172%, 12/15/43 (e)	2,859
401,727	Series 2007-HQ11, Class X, IO, VAR, 0.395%, 02/12/44 (e)	2,014
106,859	Series 2007-HQ13, Class X1, IO, VAR, 0.553%, 12/15/44 (e)	1,461
329,627	Series 2007-IQ13, Class X, IO, VAR, 0.600%, 03/15/44 (e)	4,041
6,107	Series 2011-C3, Class A3, 4.054%, 07/15/49	6,409
8,000	Series 2012-C4, Class A3, 2.991%, 03/15/45	7,994
	Morgan Stanley Re-REMIC Trust,
13,543	Series 2009-IO, Class B, PO, 07/17/56 (e)	13,153
19	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	20
21,288	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	21,734
11,018	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	11,034
22,047	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	21,854
55,464	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	55,936
10,650	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	8,797
809	Multi Security Asset Trust, Series 2005-RR4A, Class A3, 5.000%, 11/28/35 (e)	802
67,445	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	69,215
20,821	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.384%, 08/25/29 (e)	20,789
	N-Star Real Estate CDO Ltd.,
17,610	Series 2013-1A, Class A, VAR, 07/25/29 (e)	17,626
2,630	Series 2013-1A, Class B, VAR, 07/25/29 (e)	2,613
4,962	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	4,550

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,962	RBSCF Trust, Series 2010-RR3, Class MS4A, VAR, 4.970%, 04/16/40 (e)	5,066
17,244	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	17,204
17,576	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.546%, 08/15/39	18,173
19,683	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.529%, 05/10/45 (e)	2,684
17,314	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	16,626
	UBS-Barclays Commercial Mortgage Trust,
10,400	Series 2012-C2, Class A4, 3.525%, 05/10/63	10,184
75,347	Series 2012-C2, Class XA, IO, VAR, 1.963%, 05/10/63 (e)	7,083
2,628	Series 2013-C6, Class A4, 3.244%, 04/10/46	2,490
12,431	VNO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	11,566
	Wachovia Bank Commercial Mortgage Trust,
4,138	Series 2003-C9, Class A4, VAR, 5.012%, 12/15/35	4,152
10,246	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	10,381
8,000	Series 2005-C22, Class A4, VAR, 5.465%, 12/15/44	8,556
941,808	Series 2006-C24, Class XC, IO, VAR, 0.276%, 03/15/45 (e)	3,392
15,000	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.800%, 03/18/28 (e)	14,295
30,368	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	30,386
	WFRBS Commercial Mortgage Trust,
10,265	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	10,736
2,437	Series 2012-C6, Class A1, 1.081%, 04/15/45	2,437
10,400	Series 2012-C6, Class A4, 3.440%, 04/15/45	10,230

	Total Commercial Mortgage-Backed Securities (Cost $1,017,689)	1,025,560

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	65

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 18.6%
	Consumer Discretionary — 1.4%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
4,599	3.750%, 12/01/21	4,567
3,335	4.250%, 03/01/21	3,428
7,000	5.250%, 12/01/41	6,893

		14,888

	Automobiles — 0.1%
	Daimler Finance North America LLC,
11,520	1.650%, 04/10/15 (e)	11,620
4,190	1.875%, 01/11/18 (e)	4,112
1,887	2.375%, 08/01/18 (e)	1,867
5,248	2.625%, 09/15/16 (e)	5,390
9,800	2.950%, 01/11/17 (e)	10,091
1,500	8.500%, 01/18/31	2,170

		35,250

	Household Durables — 0.0% (g)
3,000	Newell Rubbermaid, Inc., 4.700%, 08/15/20	3,173

	Media — 1.0%
	CBS Corp.,
1,500	4.300%, 02/15/21	1,532
750	5.500%, 05/15/33	733
1,426	5.750%, 04/15/20	1,583
650	5.900%, 10/15/40	663
1,250	7.875%, 09/01/23	1,505
6,025	7.875%, 07/30/30	7,356
1,750	8.875%, 05/15/19	2,224
5,250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	7,356
1,000	Comcast Cable Communications LLC, 8.875%, 05/01/17	1,244
1,800	Comcast Cable Holdings LLC, 10.125%, 04/15/22	2,418
	Comcast Corp.,
11,691	4.250%, 01/15/33	11,134
1,300	5.900%, 03/15/16	1,455
3,000	6.450%, 03/15/37	3,577
1,000	6.500%, 01/15/17	1,157
13,000	6.500%, 11/15/35	15,684
	COX Communications, Inc.,
3,375	3.250%, 12/15/22 (e)	2,975
832	5.450%, 12/15/14	877
1,300	8.375%, 03/01/39 (e)	1,555
2,650	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	3,014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — Continued
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
6,000	3.800%, 03/15/22	5,597
5,600	4.600%, 02/15/21	5,621
4,322	5.000%, 03/01/21	4,417
12,465	6.000%, 08/15/40	11,897
3,190	6.375%, 03/01/41	3,190
	Discovery Communications LLC,
7,284	4.375%, 06/15/21	7,574
2,530	4.950%, 05/15/42	2,352
3,365	Historic TW, Inc., 9.150%, 02/01/23	4,432
	NBCUniversal Media LLC,
4,000	4.375%, 04/01/21	4,278
2,780	5.150%, 04/30/20	3,135
5,102	5.950%, 04/01/41	5,785
3,605	6.400%, 04/30/40	4,310
	News America, Inc.,
2,500	6.200%, 12/15/34	2,683
3,000	6.650%, 11/15/37	3,456
1,500	6.900%, 08/15/39	1,748
1,965	7.250%, 05/18/18	2,386
4,400	7.300%, 04/30/28	5,190
3,000	7.625%, 11/30/28	3,652
1,100	8.000%, 10/17/16	1,308
1,050	8.875%, 04/26/23	1,353
1,700	9.500%, 07/15/24	2,234
	TCI Communications, Inc.,
1,337	7.125%, 02/15/28	1,674
426	8.750%, 08/01/15	488
	Thomson Reuters Corp., (Canada),
9,049	3.950%, 09/30/21	9,143
3,028	4.500%, 05/23/43	2,649
2,150	4.700%, 10/15/19	2,339
	Time Warner Cable, Inc.,
3,735	5.500%, 09/01/41	3,190
1,700	5.850%, 05/01/17	1,851
4,600	5.875%, 11/15/40	4,135
2,595	6.550%, 05/01/37	2,503
4,550	6.750%, 07/01/18	5,071
2,000	6.750%, 06/15/39	1,970
2,450	7.300%, 07/01/38	2,549
1,590	8.250%, 02/14/14	1,641
2,150	8.250%, 04/01/19	2,513
1,785	8.750%, 02/14/19	2,116

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
	Time Warner Entertainment Co. LP,
2,020	8.375%, 03/15/23	2,325
6,500	8.375%, 07/15/33	7,259
	Time Warner, Inc.,
5,670	4.750%, 03/29/21	6,041
1,754	5.375%, 10/15/41	1,741
3,125	6.200%, 03/15/40	3,412
1,644	6.250%, 03/29/41	1,802
2,495	6.500%, 11/15/36	2,790
3,825	7.625%, 04/15/31	4,807
1,255	7.700%, 05/01/32	1,587
	Viacom, Inc.,
1,672	1.250%, 02/27/15	1,677
2,175	3.125%, 06/15/22	2,003
668	3.250%, 03/15/23	611
5,627	3.875%, 12/15/21	5,535
6,961	4.375%, 03/15/43	5,715
600	4.500%, 03/01/21	621
2,022	4.500%, 02/27/42	1,683
2,808	Walt Disney Co. (The), 0.450%, 12/01/15	2,794

		250,875

	Multiline Retail — 0.1%
	Kohl’s Corp.,
2,800	4.000%, 11/01/21	2,783
1,000	6.250%, 12/15/17	1,141
	Macy’s Retail Holdings, Inc.,
4,083	2.875%, 02/15/23	3,683
978	5.125%, 01/15/42	960
1,300	7.450%, 07/15/17	1,537
3,856	Nordstrom, Inc., 4.000%, 10/15/21	4,020
	Target Corp.,
2,100	6.000%, 01/15/18	2,446
636	7.000%, 01/15/38	824

		17,394

	Specialty Retail — 0.1%
3,788	Gap, Inc. (The), 5.950%, 04/12/21	4,202
	Home Depot, Inc. (The),
750	4.400%, 04/01/21	820
4,600	5.400%, 03/01/16	5,093
	Lowe’s Cos., Inc.,
4,350	4.650%, 04/15/42	4,246
2,305	5.125%, 11/15/41	2,399
3,500	Series B, 7.110%, 05/15/37	4,391

		21,151

	Total Consumer Discretionary	342,731

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Staples — 0.9%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
1,000	5.500%, 01/15/18	1,144
1,100	5.750%, 04/01/36	1,239
7,050	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	8,820
	Coca-Cola Co. (The),
1,550	3.625%, 03/15/14	1,576
1,550	4.875%, 03/15/19	1,745
	Diageo Capital plc, (United Kingdom),
3,929	1.500%, 05/11/17	3,893
2,780	4.828%, 07/15/20	3,084
2,150	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	2,355
5,000	Diageo Investment Corp., 8.000%, 09/15/22	6,579
3,975	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	4,265
2,900	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	2,815
	PepsiCo, Inc.,
935	0.800%, 08/25/14	938
11,385	1.250%, 08/13/17	11,128
2,503	3.000%, 08/25/21	2,437
231	7.900%, 11/01/18	293
2,863	VAR, 0.472%, 02/26/16	2,864
	SABMiller Holdings, Inc.,
3,784	1.850%, 01/15/15 (e)	3,831
4,660	3.750%, 01/15/22 (e)	4,677
	SABMiller plc, (United Kingdom),
4,600	5.700%, 01/15/14 (e)	4,684
850	6.500%, 07/01/16 (e)	967

		69,334

	Food & Staples Retailing — 0.2%
	CVS Caremark Corp.,
6,794	5.750%, 05/15/41	7,591
2,000	6.125%, 09/15/39	2,324
6,958	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	7,528
	Kroger Co. (The),
3,867	2.200%, 01/15/17	3,897
13,900	5.000%, 04/15/42	13,478
924	5.400%, 07/15/40	934
2,000	6.150%, 01/15/20	2,295
600	6.400%, 08/15/17	689
2,225	7.500%, 01/15/14	2,280
12,320	7.500%, 04/01/31	15,224
8,438	Walgreen Co., 3.100%, 09/15/22	7,910

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	67

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food & Staples Retailing — Continued
	Wal-Mart Stores, Inc.,
1,200	5.250%, 09/01/35	1,298
1,050	6.200%, 04/15/38	1,277
700	7.550%, 02/15/30	950

		67,675

	Food Products — 0.4%
2,200	Archer-Daniels-Midland Co., 5.935%, 10/01/32	2,464
7,760	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	9,443
605	Bunge N.A. Finance LP, 5.900%, 04/01/17	669
	Cargill, Inc.,
7,750	3.300%, 03/01/22 (e)	7,499
2,724	4.307%, 05/14/21 (e)	2,862
1,550	6.000%, 11/27/17 (e)	1,778
2,850	7.350%, 03/06/19 (e)	3,478
	ConAgra Foods, Inc.,
2,277	1.300%, 01/25/16	2,292
2,307	2.100%, 03/15/18	2,270
	Kellogg Co.,
2,540	1.750%, 05/17/17	2,533
4,239	3.125%, 05/17/22	4,081
2,270	3.250%, 05/21/18	2,375
	Kraft Foods Group, Inc.,
5,701	3.500%, 06/06/22	5,575
4,897	5.000%, 06/04/42	4,805
3,083	5.375%, 02/10/20	3,460
5,143	6.125%, 08/23/18	6,007
3,000	6.500%, 02/09/40	3,564
10,166	6.875%, 01/26/39	12,410
	Mondelez International, Inc.,
2,805	5.375%, 02/10/20	3,135
1,107	6.125%, 02/01/18	1,273
9,705	6.500%, 08/11/17	11,242

		93,215

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
1,360	2.400%, 03/01/22	1,277
500	7.500%, 11/01/18	622
1,880	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	2,397
1,000	Procter & Gamble Co. (The), 5.500%, 02/01/34	1,161

		5,457

	Total Consumer Staples	235,681

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy — 1.4%
	Energy Equipment & Services — 0.2%
1,711	Cameron International Corp., 1.600%, 04/30/15	1,721
	Halliburton Co.,
3,214	3.500%, 08/01/23	3,172
750	6.150%, 09/15/19	894
5,050	7.450%, 09/15/39	6,790
2,500	7.600%, 08/15/96 (e)	3,381
3,375	Nabors Industries, Inc., 9.250%, 01/15/19	4,153
1,573	National Oilwell Varco, Inc., 1.350%, 12/01/17	1,529
	Noble Holding International Ltd., (Cayman Islands),
871	3.950%, 03/15/22	843
621	5.250%, 03/15/42	570
3,268	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	3,245
	Transocean, Inc., (Cayman Islands),
2,778	3.800%, 10/15/22	2,597
1,888	6.375%, 12/15/21	2,082
6,750	6.500%, 11/15/20	7,463
1,487	7.350%, 12/15/41	1,712
500	7.500%, 04/15/31	556
	Weatherford International Ltd., (Bermuda),
2,411	4.500%, 04/15/22	2,352
941	5.950%, 04/15/42	900
1,100	6.500%, 08/01/36	1,103
2,665	9.875%, 03/01/39	3,600

		48,663

	Oil, Gas & Consumable Fuels — 1.2%
2,655	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	3,096
2,000	Anadarko Finance Co., (Canada), Series B, 7.500%, 05/01/31	2,502
1,650	Anadarko Holding Co., 7.150%, 05/15/28	1,964
	Anadarko Petroleum Corp.,
405	5.750%, 06/15/14	420
8,500	7.625%, 03/15/14	8,801
3,597	8.700%, 03/15/19	4,607
3,270	ANR Pipeline Co., 9.625%, 11/01/21	4,559
	Apache Corp.,
5,155	2.625%, 01/15/23	4,712
1,314	3.250%, 04/15/22	1,280
4,027	4.750%, 04/15/43	3,887
2,500	6.900%, 09/15/18	3,053
1,552	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	1,580

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	BP Capital Markets plc, (United Kingdom),
2,216	1.375%, 11/06/17	2,158
6,680	1.846%, 05/05/17	6,682
2,541	2.750%, 05/10/23	2,300
2,535	3.245%, 05/06/22	2,418
5,500	3.875%, 03/10/15	5,765
6,200	4.742%, 03/11/21	6,650
515	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	678
2,000	Burlington Resources, Inc., 8.200%, 03/15/25	2,682
	Canadian Natural Resources Ltd., (Canada),
400	5.900%, 02/01/18	457
4,630	6.250%, 03/15/38	5,261
1,450	6.450%, 06/30/33	1,623
2,000	6.750%, 02/01/39	2,375
400	7.200%, 01/15/32	484
	Cenovus Energy, Inc., (Canada),
1,783	3.000%, 08/15/22	1,673
4,135	4.450%, 09/15/42	3,722
3,400	6.750%, 11/15/39	4,074
	Chevron Corp.,
3,039	2.427%, 06/24/20	2,965
5,100	4.950%, 03/03/19	5,792
525	Conoco Funding Co., (Canada), 7.250%, 10/15/31	694
	ConocoPhillips,
1,500	5.200%, 05/15/18	1,698
2,000	5.750%, 02/01/19	2,318
1,450	6.000%, 01/15/20	1,714
1,450	6.500%, 02/01/39	1,833
1,225	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,388
	Devon Energy Corp.,
1,500	1.875%, 05/15/17	1,479
5,776	3.250%, 05/15/22	5,481
3,130	4.750%, 05/15/42	2,884
1,930	6.300%, 01/15/19	2,225
	Encana Corp., (Canada),
2,330	6.500%, 05/15/19	2,734
1,145	6.500%, 08/15/34	1,255
5,400	Eni S.p.A., (Italy), 5.700%, 10/01/40 (e)	5,134
	EOG Resources, Inc.,
2,413	2.625%, 03/15/23	2,206
5,300	4.100%, 02/01/21	5,563
1,800	6.875%, 10/01/18	2,185

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
1,680	Hess Corp., 7.875%, 10/01/29	2,101
1,155	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,337
	Kerr-McGee Corp.,
1,230	6.950%, 07/01/24	1,451
10,090	7.875%, 09/15/31	12,802
2,000	Magellan Midstream Partners LP, 6.550%, 07/15/19	2,370
	Marathon Oil Corp.,
2,819	5.900%, 03/15/18	3,209
2,800	6.000%, 10/01/17	3,207
2,430	Occidental Petroleum Corp., 1.750%, 02/15/17	2,430
1,150	PC Financial Partnership, 5.000%, 11/15/14	1,203
5,551	Petrobras Global Finance B.V., (Netherlands), 4.375%, 05/20/23	4,857
	Petrobras International Finance Co., (Cayman Islands),
7,202	5.375%, 01/27/21	7,033
1,100	6.750%, 01/27/41	1,022
2,000	7.875%, 03/15/19	2,251
	Petro-Canada, (Canada),
2,549	6.050%, 05/15/18	2,955
3,200	6.800%, 05/15/38	3,839
	Phillips 66,
2,340	2.950%, 05/01/17	2,412
1,317	4.300%, 04/01/22	1,331
2,045	Pioneer Natural Resources Co., 5.875%, 07/15/16	2,267
	Spectra Energy Capital LLC,
4,521	3.300%, 03/15/23	4,024
350	5.668%, 08/15/14	365
2,490	7.500%, 09/15/38	2,943
4,990	8.000%, 10/01/19	6,012
	Statoil ASA, (Norway),
2,138	1.200%, 01/17/18	2,079
2,710	2.450%, 01/17/23	2,476
6,428	2.650%, 01/15/24	5,878
2,950	3.125%, 08/17/17	3,108
2,301	3.150%, 01/23/22	2,263
1,866	4.250%, 11/23/41	1,751
3,700	5.250%, 04/15/19	4,216
	Suncor Energy, Inc., (Canada),
2,400	5.950%, 12/01/34	2,599
1,900	6.100%, 06/01/18	2,201
900	6.850%, 06/01/39	1,090

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	69

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Talisman Energy, Inc., (Canada),
8,330	5.500%, 05/15/42	7,866
1,660	5.850%, 02/01/37	1,634
1,590	6.250%, 02/01/38	1,650
5,355	7.750%, 06/01/19	6,464
6,923	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	6,309
	Tosco Corp.,
3,800	7.800%, 01/01/27	5,060
3,500	8.125%, 02/15/30	4,762
1,682	Total Capital Canada Ltd., (Canada), VAR, 0.648%, 01/15/16	1,691
	Total Capital International S.A., (France),
2,483	0.750%, 01/25/16	2,469
2,112	1.500%, 02/17/17	2,107
5,625	1.550%, 06/28/17	5,582
1,400	2.875%, 02/17/22	1,333
	Total Capital S.A., (France),
10,000	2.300%, 03/15/16	10,299
2,218	4.125%, 01/28/21	2,337
	TransCanada PipeLines Ltd., (Canada),
1,500	6.200%, 10/15/37	1,747
1,900	6.500%, 08/15/18	2,260
2,650	7.125%, 01/15/19	3,194
2,100	7.250%, 08/15/38	2,721
2,800	XTO Energy, Inc., 5.750%, 12/15/13	2,841

		310,419

	Total Energy	359,082

	Financials — 9.0%
	Capital Markets — 1.9%
	Bank of New York Mellon Corp. (The),
2,857	1.200%, 02/20/15	2,877
9,791	2.400%, 01/17/17	10,003
8,000	2.950%, 06/18/15	8,307
2,500	3.100%, 01/15/15	2,582
3,444	3.550%, 09/23/21	3,485
3,750	4.600%, 01/15/20	4,075
	BlackRock, Inc.,
8,700	3.375%, 06/01/22	8,580
3,245	3.500%, 12/10/14	3,364
9,294	5.000%, 12/10/19	10,463
14,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	15,548
3,000	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	3,282

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
1,600	Charles Schwab Corp. (The), 3.225%, 09/01/22	1,528
1,200	Credit Suisse USA, Inc., 4.875%, 01/15/15	1,268
	Deutsche Bank AG, (Germany),
7,800	3.250%, 01/11/16	8,152
3,520	3.875%, 08/18/14	3,623
3,300	6.000%, 09/01/17	3,770
2,500	FMR LLC, 6.450%, 11/15/39 (e)	2,864
	Goldman Sachs Group, Inc. (The),
6,668	1.600%, 11/23/15	6,711
2,545	2.900%, 07/19/18	2,542
3,755	3.300%, 05/03/15	3,886
6,465	3.625%, 02/07/16	6,772
2,550	3.625%, 01/22/23	2,409
4,020	3.700%, 08/01/15	4,201
6,727	5.250%, 07/27/21	7,188
9,757	5.375%, 03/15/20	10,615
5,300	5.750%, 01/24/22	5,821
12,900	5.950%, 01/18/18	14,432
14,670	Series D, 6.000%, 06/15/20	16,461
2,200	6.150%, 04/01/18	2,487
7,470	6.250%, 09/01/17	8,440
1,600	6.750%, 10/01/37	1,651
32,760	7.500%, 02/15/19	39,083
	ING Bank N.V., (Netherlands),
5,000	1.375%, 03/07/16 (e)	4,960
2,481	2.000%, 09/25/15 (e)	2,510
11,028	3.750%, 03/07/17 (e)	11,462
	Jefferies Group LLC,
3,075	3.875%, 11/09/15	3,192
2,750	5.125%, 04/13/18	2,922
5,600	6.450%, 06/08/27	5,684
4,060	6.500%, 01/20/43	4,083
9,250	8.500%, 07/15/19	11,208
26,349	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	28,436
	Macquarie Group Ltd., (Australia),
4,600	6.000%, 01/14/20 (e)	4,956
10,015	6.250%, 01/14/21 (e)	10,762
6,992	7.300%, 08/01/14 (e)	7,366
745	7.625%, 08/13/19 (e)	871
	Merrill Lynch & Co., Inc.,
700	Series C, 5.000%, 01/15/15	736
3,723	5.450%, 07/15/14	3,873
21,186	6.400%, 08/28/17	24,157
6,348	6.875%, 04/25/18	7,383

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
	Morgan Stanley,
1,643	1.750%, 02/25/16	1,643
6,626	4.000%, 07/24/15	6,921
4,263	4.200%, 11/20/14	4,424
5,200	5.450%, 01/09/17	5,660
7,503	5.500%, 07/24/20	8,203
3,600	5.500%, 07/28/21	3,912
14,220	5.625%, 09/23/19	15,653
3,245	5.750%, 01/25/21	3,583
1,070	5.950%, 12/28/17	1,198
5,800	6.000%, 05/13/14	5,983
3,294	6.000%, 04/28/15	3,534
4,425	6.625%, 04/01/18	5,071
8,400	7.300%, 05/13/19	9,944
	Nomura Holdings, Inc., (Japan),
8,375	4.125%, 01/19/16	8,764
2,828	5.000%, 03/04/15	2,972
2,910	6.700%, 03/04/20	3,277
3,112	State Street Corp., 3.100%, 05/15/23	2,884
	UBS AG, (Switzerland),
7,583	3.875%, 01/15/15	7,900
976	4.875%, 08/04/20	1,072
1,833	5.750%, 04/25/18	2,105
596	5.875%, 12/20/17	685

		466,419

	Commercial Banks — 2.8%
2,930	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	3,038
	Australia & New Zealand Banking Group Ltd., (Australia),
9,960	2.400%, 11/23/16 (e)	10,266
6,200	3.250%, 03/01/16 (e)	6,489
2,867	4.875%, 01/12/21 (e)	3,097
	Bank of Montreal, (Canada),
7,402	1.300%, 10/31/14 (e)	7,477
13,717	1.400%, 09/11/17	13,402
8,510	2.550%, 11/06/22	7,805
	Bank of Nova Scotia, (Canada),
8,206	1.650%, 10/29/15 (e)	8,361
8,400	2.550%, 01/12/17	8,610
7,071	3.400%, 01/22/15	7,335
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
9,498	2.350%, 02/23/17 (e)	9,584
4,367	3.850%, 01/22/15 (e)	4,540

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
	Barclays Bank plc, (United Kingdom),
2,667	2.250%, 05/10/17 (e)	2,728
8,375	2.500%, 09/21/15 (e)	8,650
11,558	2.750%, 02/23/15	11,851
1,100	5.000%, 09/22/16	1,210
9,300	5.200%, 07/10/14	9,646
3,700	6.050%, 12/04/17 (e)	4,073
	BB&T Corp.,
3,718	1.600%, 08/15/17	3,657
6,250	3.950%, 04/29/16	6,675
2,750	4.900%, 06/30/17	2,988
1,650	6.850%, 04/30/19	1,989
4,650	Branch Banking & Trust Co., 5.625%, 09/15/16	5,193
	Canadian Imperial Bank of Commerce, (Canada),
2,483	0.900%, 10/01/15	2,481
37,250	2.600%, 07/02/15 (e)	38,547
20,968	Capital One Bank USA N.A., 3.375%, 02/15/23	19,507
1,250	Comerica Bank, 5.200%, 08/22/17	1,377
1,960	Comerica, Inc., 3.000%, 09/16/15	2,038
8,100	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	8,294
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
2,340	2.125%, 10/13/15	2,396
12,700	3.200%, 03/11/15 (e)	13,146
2,501	3.375%, 01/19/17	2,634
5,921	3.875%, 02/08/22	5,877
6,900	4.500%, 01/11/21	7,244
3,500	5.800%, 09/30/10 (e)	3,539
14,418	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	14,781
1,450	Fifth Third Bancorp, 5.450%, 01/15/17	1,591
	HSBC Bank plc, (United Kingdom),
8,761	1.625%, 07/07/14 (e)	8,828
9,146	3.100%, 05/24/16 (e)	9,583
4,624	3.500%, 06/28/15 (e)	4,844
5,961	4.125%, 08/12/20 (e)	6,191
10,000	4.750%, 01/19/21 (e)	10,759
6,805	HSBC Bank USA N.A., 4.625%, 04/01/14	6,958
	HSBC Holdings plc, (United Kingdom),
9,802	4.000%, 03/30/22	9,887
7,200	4.875%, 01/14/22	7,713
4,669	5.100%, 04/05/21	5,104
7,200	6.100%, 01/14/42	8,510

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	71

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
4,500	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	5,262
	National Australia Bank Ltd., (Australia),
20,000	2.000%, 06/20/17 (e)	20,212
7,800	2.750%, 09/28/15 (e)	8,081
7,000	3.000%, 07/27/16 (e)	7,325
3,455	3.750%, 03/02/15 (e)	3,604
4,000	National City Bank, 5.800%, 06/07/17	4,521
	Nordea Bank AB, (Sweden),
2,500	1.625%, 05/15/18 (e)	2,417
15,350	3.125%, 03/20/17 (e)	15,893
6,198	4.875%, 05/13/21 (e)	6,356
6,571	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	6,638
2,000	PNC Bank N.A., 6.875%, 04/01/18	2,376
	PNC Funding Corp.,
1,284	2.700%, 09/19/16	1,330
1,015	3.000%, 05/19/14	1,033
5,575	3.300%, 03/08/22	5,406
4,534	4.375%, 08/11/20	4,843
5,700	5.125%, 02/08/20	6,315
1,200	5.250%, 11/15/15	1,304
1,230	5.625%, 02/01/17	1,364
4,100	6.700%, 06/10/19	4,891
	Royal Bank of Canada, (Canada),
7,042	1.200%, 09/19/17	6,882
1,500	2.200%, 07/27/18	1,497
8,400	2.300%, 07/20/16	8,668
2,893	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	2,816
2,450	SouthTrust Bank, 7.690%, 05/15/25	2,956
11,823	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	11,020
	SunTrust Banks, Inc.,
1,000	6.000%, 09/11/17	1,138
505	7.250%, 03/15/18	600
6,699	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	6,994
	Toronto-Dominion Bank (The), (Canada),
14,000	1.500%, 03/13/17 (e)	14,038
9,045	2.200%, 07/29/15 (e)	9,304
5,384	2.500%, 07/14/16	5,579
	U.S. Bancorp,
5,615	1.650%, 05/15/17	5,585
4,680	2.450%, 07/27/15	4,833
4,299	2.875%, 11/20/14	4,418
3,667	3.000%, 03/15/22	3,552

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
3,558	4.125%, 05/24/21	3,739
1,400	7.500%, 06/01/26	1,766
690	U.S. Bank N.A., 6.300%, 02/04/14	707
	Wachovia Bank N.A.,
4,700	5.000%, 08/15/15	5,045
15,190	6.000%, 11/15/17	17,380
2,700	6.600%, 01/15/38	3,298
4,430	VAR, 0.603%, 03/15/16	4,394
	Wachovia Corp.,
3,050	5.750%, 06/15/17	3,474
18,075	5.750%, 02/01/18	20,708
	Wells Fargo & Co.,
15,339	2.625%, 12/15/16	15,915
9,000	3.500%, 03/08/22	8,942
8,500	4.600%, 04/01/21	9,159
9,185	5.625%, 12/11/17	10,476
16,700	SUB, 3.676%, 06/15/16	17,743
	Wells Fargo Bank N.A.,
4,870	4.750%, 02/09/15	5,134
2,000	5.750%, 05/16/16	2,226
	Westpac Banking Corp., (Australia),
6,550	2.450%, 11/28/16 (e)	6,764
4,800	4.200%, 02/27/15	5,040
10,711	4.875%, 11/19/19	11,919

		703,373

	Consumer Finance — 0.8%
4,900	American Express Centurion Bank, 6.000%, 09/13/17	5,628
2,750	American Express Co., 7.000%, 03/19/18	3,292
	American Express Credit Corp.,
2,777	2.375%, 03/24/17	2,848
8,055	2.800%, 09/19/16	8,405
4,500	5.125%, 08/25/14	4,701
	American Honda Finance Corp.,
8,000	1.450%, 02/27/15 (e)	8,076
3,407	1.500%, 09/11/17 (e)	3,337
2,928	1.600%, 02/16/18 (e)	2,856
4,121	2.125%, 02/28/17 (e)	4,156
11,476	2.600%, 09/20/16 (e)	11,879
1,335	7.625%, 10/01/18 (e)	1,660
	Capital One Financial Corp.,
2,047	1.000%, 11/06/15	2,033
2,535	2.150%, 03/23/15	2,576
9,130	3.500%, 06/15/23 (e)	8,573

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Finance — Continued
2,502	4.750%, 07/15/21	2,633
6,075	7.375%, 05/23/14	6,361
	Caterpillar Financial Services Corp.,
4,319	2.850%, 06/01/22	4,078
1,000	5.450%, 04/15/18	1,141
900	5.500%, 03/15/16	992
3,500	7.050%, 10/01/18	4,279
600	7.150%, 02/15/19	736
	Ford Motor Credit Co. LLC,
8,765	3.000%, 06/12/17	8,831
12,102	3.984%, 06/15/16	12,635
3,346	4.207%, 04/15/16	3,504
3,843	4.250%, 09/20/22	3,745
3,213	VAR, 1.516%, 05/09/16	3,218
	HSBC Finance Corp.,
6,500	5.000%, 06/30/15	6,909
200	5.500%, 01/19/16	219
308	7.350%, 11/27/32	351
1,700	VAR, 0.518%, 01/15/14	1,700
	HSBC USA, Inc.,
7,450	1.625%, 01/16/18	7,225
10,000	2.375%, 02/13/15	10,229
	John Deere Capital Corp.,
5,429	1.200%, 10/10/17	5,297
1,196	1.700%, 01/15/20	1,119
3,250	2.250%, 04/17/19	3,233
3,610	2.800%, 01/27/23	3,395
2,491	3.150%, 10/15/21	2,463
7,043	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	6,831
3,943	PACCAR Financial Corp., 1.600%, 03/15/17	3,902
	Toyota Motor Credit Corp.,
5,000	1.750%, 05/22/17	5,004
15,500	2.000%, 09/15/16	15,855
3,900	2.050%, 01/12/17	3,951
5,538	3.200%, 06/17/15	5,788

		205,644

	Diversified Financial Services — 1.9%
8,271	Associates Corp. of North America, 6.950%, 11/01/18	9,709
	Bank of America Corp.,
7,100	2.000%, 01/11/18	6,892
5,263	3.300%, 01/11/23	4,865
2,385	3.625%, 03/17/16	2,499

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
2,107	4.100%, 07/24/23	2,073
12,895	5.000%, 05/13/21	13,654
6,500	5.625%, 10/14/16	7,197
17,700	5.625%, 07/01/20	19,480
7,980	Series L, 5.650%, 05/01/18	8,889
4,635	5.750%, 12/01/17	5,186
3,300	5.875%, 01/05/21	3,679
5,000	6.500%, 08/01/16	5,639
5,785	7.375%, 05/15/14	6,051
3,500	7.625%, 06/01/19	4,213
7,420	Bank of America N.A., 5.300%, 03/15/17	8,094
6,049	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	6,279
	Citigroup, Inc.,
5,500	1.250%, 01/15/16	5,453
13,000	2.250%, 08/07/15	13,233
1,231	3.375%, 03/01/23	1,161
8,500	4.450%, 01/10/17	9,151
1,666	4.500%, 01/14/22	1,733
11,602	4.587%, 12/15/15	12,397
1,500	4.700%, 05/29/15	1,587
11,320	4.750%, 05/19/15	11,992
5,286	5.000%, 09/15/14	5,493
8,570	5.375%, 08/09/20	9,501
1,000	5.500%, 02/15/17	1,085
2,054	5.875%, 01/30/42	2,283
1,280	6.000%, 12/13/13	1,299
13,500	6.000%, 08/15/17	15,282
7,525	6.010%, 01/15/15	8,020
5,350	6.125%, 11/21/17	6,132
3,675	6.375%, 08/12/14	3,872
3,750	6.625%, 01/15/28	4,245
700	6.875%, 03/05/38	873
2,850	8.125%, 07/15/39	3,923
14,375	8.500%, 05/22/19	18,223
11,000	CME Group, Inc., 3.000%, 09/15/22	10,317
	General Electric Capital Corp.,
2,500	1.000%, 12/11/15	2,498
3,182	1.600%, 11/20/17	3,120
11,500	1.625%, 07/02/15	11,646
1,470	2.100%, 12/11/19	1,430
4,131	2.250%, 11/09/15	4,230
7,653	2.300%, 04/27/17	7,758
18,750	3.150%, 09/07/22	17,421
14,400	4.375%, 09/16/20	15,208

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	73

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
6,050	4.625%, 01/07/21	6,403
13,000	4.650%, 10/17/21	13,701
1,787	5.300%, 02/11/21	1,930
1,500	5.400%, 02/15/17	1,674
2,000	5.500%, 06/04/14	2,076
10,250	5.500%, 01/08/20	11,512
7,400	5.625%, 09/15/17	8,373
32,425	5.625%, 05/01/18	36,993
1,900	5.875%, 01/14/38	2,061
5,300	6.000%, 08/07/19	6,108
9,241	Series A, 6.750%, 03/15/32	11,073
900	6.875%, 01/10/39	1,091
3,500	VAR, 0.434%, 02/15/17	3,442
2,095	Goldman Sachs Capital I, 6.345%, 02/15/34	2,005
4,357	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	3,985
3,200	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	3,339
2,500	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	2,653
	National Rural Utilities Cooperative Finance Corp.,
3,550	4.750%, 03/01/14	3,626
2,155	10.375%, 11/01/18	2,961
1,600	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	1,697
9,398	Private Export Funding Corp., Series Z, 4.375%, 03/15/19	10,481
	Shell International Finance B.V., (Netherlands),
4,885	1.125%, 08/21/17	4,804
994	3.100%, 06/28/15	1,039
2,330	4.000%, 03/21/14	2,376
3,000	4.300%, 09/22/19	3,270
8,580	4.375%, 03/25/20	9,371
6,000	6.375%, 12/15/38	7,503

		490,512

	Insurance — 1.2%
	ACE INA Holdings, Inc.,
3,636	2.600%, 11/23/15	3,770
2,000	5.600%, 05/15/15	2,160
	Aflac, Inc.,
2,077	2.650%, 02/15/17	2,126
5,666	3.625%, 06/15/23	5,469
2,371	4.000%, 02/15/22	2,405

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
2,118	6.450%, 08/15/40	2,518
1,500	8.500%, 05/15/19	1,922
9,250	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	11,287
4,070	Allstate Corp. (The), 3.150%, 06/15/23	3,917
2,800	American International Group, Inc., 5.450%, 05/18/17	3,108
	Aon Corp.,
2,483	3.125%, 05/27/16	2,591
2,012	3.500%, 09/30/15	2,109
1,668	6.250%, 09/30/40	1,906
	Berkshire Hathaway Finance Corp.,
970	1.300%, 05/15/18	938
3,000	2.450%, 12/15/15	3,111
2,594	3.000%, 05/15/22	2,494
3,117	4.300%, 05/15/43	2,837
14,765	4.400%, 05/15/42	13,730
11,700	5.400%, 05/15/18	13,402
1,300	5.750%, 01/15/40	1,453
	Berkshire Hathaway, Inc.,
11,564	3.400%, 01/31/22	11,565
5,859	3.750%, 08/15/21	6,013
1,130	Chubb Corp. (The), 5.750%, 05/15/18	1,305
	CNA Financial Corp.,
6,800	5.850%, 12/15/14	7,211
5,063	5.875%, 08/15/20	5,725
3,000	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	3,166
3,400	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	3,578
	Lincoln National Corp.,
2,569	4.200%, 03/15/22	2,615
1,625	4.850%, 06/24/21	1,736
1,970	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	2,055
	MassMutual Global Funding II,
16,000	2.000%, 04/05/17 (e)	15,903
3,732	2.500%, 10/17/22 (e)	3,361
1,628	2.875%, 04/21/14 (e)	1,653
2,715	3.125%, 04/14/16 (e)	2,848
815	MetLife, Inc., Series A, 6.817%, 08/15/18	983
	Metropolitan Life Global Funding I,
4,616	1.500%, 01/10/18 (e)	4,478
8,875	1.700%, 06/29/15 (e)	8,992
2,179	1.875%, 06/22/18 (e)	2,125

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
10,000	2.500%, 09/29/15 (e)	10,332
3,235	3.125%, 01/11/16 (e)	3,367
13,300	3.650%, 06/14/18 (e)	14,029
14,338	3.875%, 04/11/22 (e)	14,575
590	5.125%, 06/10/14 (e)	611
2,497	5.200%, 09/18/13 (e)	2,502
	Nationwide Mutual Insurance Co.,
1,000	6.600%, 04/15/34 (e)	1,015
12,430	9.375%, 08/15/39 (e)	17,272
	New York Life Global Funding,
5,635	0.750%, 07/24/15 (e)	5,633
1,500	0.800%, 02/12/16 (e)	1,487
6,200	1.300%, 01/12/15 (e)	6,249
6,300	3.000%, 05/04/15 (e)	6,537
5,914	5.375%, 09/15/13 (e)	5,925
4,000	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	4,104
5,100	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	7,084
	Pricoa Global Funding I,
1,343	1.600%, 05/29/18 (e)	1,297
6,400	5.450%, 06/11/14 (e)	6,637
1,439	Principal Financial Group, Inc., 1.850%, 11/15/17	1,412
1,777	Principal Life Global Funding II, 1.000%, 12/11/15 (e)	1,776
5,900	Principal Life Income Funding Trusts, 5.100%, 04/15/14	6,064
11,540	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	14,552
1,070	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,239

		302,264

	Real Estate Investment Trusts (REITs) — 0.3%
3,835	American Tower Trust I, 1.551%, 03/15/18 (e)	3,696
	CommonWealth REIT,
7,010	5.875%, 09/15/20	7,060
3,890	6.650%, 01/15/18	4,172
4,209	ERP Operating LP, 4.625%, 12/15/21	4,403
	HCP, Inc.,
3,154	2.625%, 02/01/20	2,954
1,445	3.750%, 02/01/19	1,480
6,185	5.375%, 02/01/21	6,698
2,862	ProLogis LP, 4.250%, 08/15/23	2,816

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Real Estate Investment Trusts (REITs) — Continued
	Simon Property Group LP,
9,167	2.150%, 09/15/17	9,214
4,280	4.125%, 12/01/21	4,435
450	4.200%, 02/01/15	468
2,400	4.375%, 03/01/21	2,537
1,775	5.625%, 08/15/14	1,854
1,100	5.650%, 02/01/20	1,230
2,120	6.100%, 05/01/16	2,365
3,675	6.125%, 05/30/18	4,288
1,645	6.750%, 05/15/14	1,689
	WEA Finance LLC/WT Finance Aust Pty Ltd.,
4,052	3.375%, 10/03/22 (e)	3,779
12,677	6.750%, 09/02/19 (e)	14,971

		80,109

	Thrifts & Mortgage Finance — 0.1%
8,600	Countrywide Financial Corp., 6.250%, 05/15/16	9,336
6,621	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	6,282

		15,618

	Total Financials	2,263,939

	Health Care — 0.5%
	Biotechnology — 0.2%
	Amgen, Inc.,
7,000	3.875%, 11/15/21	7,027
1,188	4.500%, 03/15/20	1,265
4,500	4.950%, 10/01/41	4,249
14,500	5.150%, 11/15/41	14,110
2,348	5.650%, 06/15/42	2,427
1,975	5.700%, 02/01/19	2,257
3,541	5.750%, 03/15/40	3,722
9,885	Celgene Corp., 3.250%, 08/15/22	9,290

		44,347

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
1,772	1.850%, 06/15/18	1,756
500	4.625%, 03/15/15	530
700	Becton Dickinson and Co., 5.000%, 05/15/19	786

		3,072

	Health Care Providers & Services — 0.2%
	Aetna, Inc.,
1,982	4.500%, 05/15/42	1,836
3,300	6.750%, 12/15/37	4,050

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	75

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care Providers & Services — Continued
1,397	McKesson Corp., 0.950%, 12/04/15	1,397
2,158	Medco Health Solutions, Inc., 2.750%, 09/15/15	2,224
	UnitedHealth Group, Inc.,
1,801	2.750%, 02/15/23	1,657
3,000	2.875%, 03/15/23	2,785
6,640	3.375%, 11/15/21	6,558
5,450	6.625%, 11/15/37	6,724
	WellPoint, Inc.,
2,800	2.300%, 07/15/18	2,767
4,694	3.125%, 05/15/22	4,421
2,625	3.300%, 01/15/23	2,469
3,877	4.625%, 05/15/42	3,582
3,785	4.650%, 01/15/43	3,503

		43,973

	Pharmaceuticals — 0.1%
	AbbVie, Inc.,
8,392	1.750%, 11/06/17	8,273
5,565	2.900%, 11/06/22	5,184
2,625	Actavis, Inc., 3.250%, 10/01/22	2,439
	GlaxoSmithKline Capital, Inc.,
1,000	4.375%, 04/15/14	1,024
3,100	5.650%, 05/15/18	3,573
2,100	6.375%, 05/15/38	2,613
	Merck & Co., Inc.,
3,644	2.400%, 09/15/22	3,347
3,500	2.800%, 05/18/23	3,267
1,040	6.000%, 09/15/17	1,205
4,350	Pfizer, Inc., 3.000%, 06/15/23	4,130
790	Wyeth LLC, 6.450%, 02/01/24	969
	Zoetis, Inc.,
1,869	1.875%, 02/01/18 (e)	1,834
1,115	4.700%, 02/01/43 (e)	1,050

		38,908

	Total Health Care	130,300

	Industrials — 1.2%
	Aerospace & Defense — 0.2%
2,350	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	2,682
5,328	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	5,551
	Boeing Co. (The),
250	3.500%, 02/15/15	260
500	4.875%, 02/15/20	564

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — Continued
1,200	7.950%, 08/15/24	1,631
3,643	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	3,318
1,500	Honeywell International, Inc., 5.300%, 03/01/18	1,708
	Lockheed Martin Corp.,
3,084	2.125%, 09/15/16	3,145
4,472	4.070%, 12/15/42	3,951
1,000	4.250%, 11/15/19	1,077
1,750	4.850%, 09/15/41	1,741
2,000	Northrop Grumman Systems Corp., 7.750%, 02/15/31	2,592
2,365	Precision Castparts Corp., 0.700%, 12/20/15	2,356
	United Technologies Corp.,
1,982	1.800%, 06/01/17	1,993
5,076	3.100%, 06/01/22	4,947
6,715	4.500%, 06/01/42	6,613
8,400	6.125%, 02/01/19	9,941

		54,070

	Air Freight & Logistics — 0.0% (g)
2,263	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	2,637
1,807	United Parcel Service, Inc., 2.450%, 10/01/22	1,674

		4,311

	Airlines — 0.1%
3,858	Air Canada 2013-1 Class A Pass Through Trust, (Canada), 4.125%, 05/15/25 (e)	3,723
1,440	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	1,490
4,301	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e)	4,322
494	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	536
3,816	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	4,064
2,126	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	2,083
3,737	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	3,999
1,223	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	1,312
3,788	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	4,024

		25,553

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
5,588	3.500%, 07/15/22	4,673
2,098	4.125%, 06/15/23	1,819
3,132	4.875%, 07/15/42	2,290
1,700	Pitney Bowes, Inc., 5.600%, 03/15/18	1,817
4,805	Republic Services, Inc., 3.550%, 06/01/22	4,657
	Waste Management, Inc.,
1,885	4.750%, 06/30/20	2,022
1,365	7.375%, 03/11/19	1,639
800	7.750%, 05/15/32	1,053

		19,970

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
1,677	1.625%, 05/08/17	1,665
2,333	2.875%, 05/08/22	2,220
1,035	4.375%, 05/08/42	974
5,475	Fluor Corp., 3.375%, 09/15/21	5,420

		10,279

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
1,581	1.500%, 11/02/17 (e)	1,545
1,390	4.000%, 11/02/32 (e)	1,277
2,650	5.600%, 05/15/18	3,002
2,000	7.625%, 04/01/24	2,372

		8,196

	Industrial Conglomerates — 0.1%
3,748	Danaher Corp., 3.900%, 06/23/21	3,910
3,393	General Electric Co., 2.700%, 10/09/22	3,166
	Koninklijke Philips N.V., (Netherlands),
8,372	3.750%, 03/15/22	8,294
1,666	5.750%, 03/11/18	1,909
550	7.200%, 06/01/26	662
1,350	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,528

		19,469

	Machinery — 0.1%
	Caterpillar, Inc.,
1,869	1.500%, 06/26/17	1,846
2,133	2.600%, 06/26/22	1,981
	Deere & Co.,
6,001	2.600%, 06/08/22	5,627
2,661	3.900%, 06/09/42	2,371
17,000	Illinois Tool Works, Inc., 3.900%, 09/01/42	14,726

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Machinery — Continued
775	Ingersoll-Rand Co., 6.391%, 11/15/27	843
3,189	Ingersoll-Rand Global Holding Co., Ltd., (Bermuda), 4.250%, 06/15/23 (e)	3,134
775	Parker Hannifin Corp., 5.500%, 05/15/18	874

		31,402

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
2,000	3.000%, 03/15/23	1,864
4,261	3.050%, 03/15/22	4,060
2,080	3.450%, 09/15/21	2,072
1,418	3.600%, 09/01/20	1,459
4,480	4.375%, 09/01/42	4,063
3,769	5.150%, 09/01/43	3,824
5,250	5.400%, 06/01/41	5,502
3,660	5.650%, 05/01/17	4,132
1,675	5.750%, 03/15/18	1,920
3,617	5.750%, 05/01/40	3,955
600	6.700%, 08/01/28	708
1,300	7.000%, 02/01/14	1,332
1,300	7.290%, 06/01/36	1,618
1,500	Canadian Pacific Railway Co., (Canada), 7.125%, 10/15/31	1,825
	CSX Corp.,
1,691	4.100%, 03/15/44	1,465
1,986	4.250%, 06/01/21	2,090
3,900	5.500%, 04/15/41	4,115
1,700	6.250%, 04/01/15	1,840
700	7.375%, 02/01/19	855
4,000	7.900%, 05/01/17	4,736
	ERAC USA Finance LLC,
2,728	2.250%, 01/10/14 (e)	2,741
2,663	2.750%, 03/15/17 (e)	2,698
3,874	4.500%, 08/16/21 (e)	3,992
3,461	5.625%, 03/15/42 (e)	3,520
400	6.375%, 10/15/17 (e)	460
4,925	6.700%, 06/01/34 (e)	5,581
	Norfolk Southern Corp.,
2,852	2.903%, 02/15/23	2,653
5,527	3.250%, 12/01/21	5,410
3,220	3.950%, 10/01/42	2,773
57	5.590%, 05/17/25	64
3,400	6.000%, 03/15/05	3,703
12,345	6.000%, 05/23/11	13,448
135	7.700%, 05/15/17	162

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	77

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Road & Rail — Continued
4,175	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	4,128
	Ryder System, Inc.,
3,197	2.500%, 03/01/17	3,204
2,690	3.600%, 03/01/16	2,812
	Union Pacific Corp.,
1,446	2.950%, 01/15/23	1,369
1,372	3.646%, 02/15/24 (e)	1,360
4,388	4.163%, 07/15/22	4,586
1,600	4.300%, 06/15/42	1,503
1,025	4.821%, 02/01/44 (e)	1,034
175	4.875%, 01/15/15	185
	United Parcel Service of America, Inc.,
2,350	8.375%, 04/01/20	3,035
800	SUB, 8.375%, 04/01/30	1,094

		124,950

	Total Industrials	298,200

	Information Technology — 1.0%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
1,500	5.500%, 02/22/16	1,666
4,660	5.500%, 01/15/40	5,201
4,990	5.900%, 02/15/39	5,853

		12,720

	Computers & Peripherals — 0.4%
	Apple, Inc.,
17,045	2.400%, 05/03/23	15,402
7,656	VAR, 0.516%, 05/03/18	7,646
1,900	Dell, Inc., 7.100%, 04/15/28	1,832
	EMC Corp.,
6,200	1.875%, 06/01/18	6,124
7,400	3.375%, 06/01/23	7,158
	Hewlett-Packard Co.,
7,503	2.600%, 09/15/17	7,524
7,667	4.300%, 06/01/21	7,398
4,687	4.375%, 09/15/21	4,501
6,079	4.650%, 12/09/21	5,956
1,900	4.750%, 06/02/14	1,953
2,525	5.400%, 03/01/17	2,766
20,000	6.000%, 09/15/41	18,345
5,400	6.125%, 03/01/14	5,533

		92,138

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
1,909	3.000%, 03/01/18	1,904
3,260	3.375%, 11/01/15	3,373
1,778	4.500%, 03/01/23	1,741
4,635	6.000%, 04/01/20	5,013
2,700	6.875%, 06/01/18	3,066
9,617	7.500%, 01/15/27	10,835

		25,932

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
2,289	2.600%, 07/15/22	2,115
2,064	4.000%, 07/15/42	1,735

		3,850

	IT Services — 0.2%
2,420	HP Enterprise Services LLC, 7.450%, 10/15/29	2,656
	International Business Machines Corp.,
5,532	1.250%, 02/06/17	5,470
25,876	1.625%, 05/15/20	24,018
5,151	1.950%, 07/22/16	5,292
762	4.000%, 06/20/42	698
3,950	5.700%, 09/14/17	4,541
660	6.220%, 08/01/27	797
4,500	7.625%, 10/15/18	5,669

		49,141

	Office Electronics — 0.0% (g)
	Xerox Corp.,
1,961	2.950%, 03/15/17	2,002
1,770	4.500%, 05/15/21	1,830
5,050	5.625%, 12/15/19	5,582
3,200	6.750%, 02/01/17	3,646
310	8.250%, 05/15/14	326

		13,386

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
4,883	3.300%, 10/01/21	4,839
5,768	4.000%, 12/15/32	5,395
8,285	National Semiconductor Corp., 6.600%, 06/15/17	9,665
4,203	Texas Instruments, Inc., 1.650%, 08/03/19	4,024

		23,923

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Software — 0.2%
3,480	Intuit, Inc., 5.750%, 03/15/17	3,863
	Microsoft Corp.,
2,307	0.875%, 11/15/17	2,239
7,590	1.625%, 09/25/15	7,761
3,387	2.125%, 11/15/22	3,034
6,351	2.375%, 05/01/23	5,760
1,214	4.500%, 10/01/40	1,180
	Oracle Corp.,
5,300	5.000%, 07/08/19	6,007
2,320	5.250%, 01/15/16	2,553
3,400	5.750%, 04/15/18	3,938
2,565	6.125%, 07/08/39	3,084
1,950	6.500%, 04/15/38	2,434

		41,853

	Total Information Technology	262,943

	Materials — 0.5%
	Chemicals — 0.3%
	Dow Chemical Co. (The),
4,340	3.000%, 11/15/22	3,996
3,156	4.125%, 11/15/21	3,209
4,831	4.250%, 11/15/20	5,029
1,926	5.250%, 11/15/41	1,924
1,345	7.375%, 11/01/29	1,721
2,044	8.550%, 05/15/19	2,601
	E.I. du Pont de Nemours & Co.,
3,706	1.950%, 01/15/16	3,781
500	4.875%, 04/30/14	514
2,150	4.900%, 01/15/41	2,197
1,500	5.600%, 12/15/36	1,650
5,000	6.000%, 07/15/18	5,885
	Ecolab, Inc.,
4,095	1.450%, 12/08/17	3,983
1,000	5.500%, 12/08/41	1,074
	Mosaic Co. (The),
2,201	3.750%, 11/15/21	2,125
501	4.875%, 11/15/41	461
	Potash Corp. of Saskatchewan, Inc., (Canada),
300	3.250%, 12/01/17	309
3,800	6.500%, 05/15/19	4,442
	PPG Industries, Inc.,
1,144	5.500%, 11/15/40	1,217
6,250	6.650%, 03/15/18	7,317
2,100	9.000%, 05/01/21	2,749

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — Continued
	Praxair, Inc.,
850	4.375%, 03/31/14	868
1,900	4.625%, 03/30/15	2,020
480	5.200%, 03/15/17	536
1,295	5.250%, 11/15/14	1,367
	Union Carbide Corp.,
6,050	7.500%, 06/01/25	7,086
6,600	7.750%, 10/01/96	7,351

		75,412

	Construction Materials — 0.0% (g)
1,666	CRH America, Inc., 6.000%, 09/30/16	1,873

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
1,877	1.000%, 02/24/15	1,890
1,600	5.400%, 03/29/17	1,790
2,750	6.500%, 04/01/19	3,256
	Freeport-McMoRan Copper & Gold, Inc.,
9,702	2.150%, 03/01/17	9,501
6,004	3.100%, 03/15/20 (e)	5,441
1,000	3.875%, 03/15/23 (e)	892
2,610	5.450%, 03/15/43 (e)	2,251
1,705	Nucor Corp., 4.000%, 08/01/23	1,663
1,970	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	1,790
	Rio Tinto Finance USA Ltd., (Australia),
1,280	3.500%, 11/02/20	1,254
3,755	3.750%, 09/20/21	3,651
1,585	8.950%, 05/01/14	1,671
2,000	9.000%, 05/01/19	2,564
4,468	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	4,363

		41,977

	Total Materials	119,262

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
2,343	0.800%, 12/01/15	2,337
2,068	0.900%, 02/12/16	2,054
1,300	3.875%, 08/15/21	1,316
10,870	4.300%, 12/15/42	9,341
4,950	4.350%, 06/15/45	4,227
7,000	4.450%, 05/15/21	7,411
1,120	5.100%, 09/15/14	1,172

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	79

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
10,603	5.350%, 09/01/40	10,550
2,925	5.500%, 02/01/18	3,321
2,295	5.625%, 06/15/16	2,558
7,200	6.300%, 01/15/38	8,025
500	6.800%, 05/15/36	586
	BellSouth Corp.,
5,850	5.200%, 09/15/14	6,122
203	6.875%, 10/15/31	227
	BellSouth Telecommunications, Inc.,
909	6.300%, 12/15/15	937
1,200	6.375%, 06/01/28	1,312
1,200	7.000%, 10/01/25	1,369
	British Telecommunications plc, (United Kingdom),
1,812	2.000%, 06/22/15	1,843
2,800	5.950%, 01/15/18	3,194
980	9.625%, 12/15/30	1,481
1,500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,529
4,500	Centel Capital Corp., 9.000%, 10/15/19	5,378
	CenturyLink, Inc.,
9,400	Series S, 6.450%, 06/15/21	9,353
5,000	Series P, 7.600%, 09/15/39	4,500
	Deutsche Telekom International Finance B.V., (Netherlands),
2,555	2.250%, 03/06/17 (e)	2,577
4,200	4.875%, 07/08/14	4,347
2,327	4.875%, 03/06/42 (e)	2,207
2,025	6.000%, 07/08/19	2,362
5,800	8.750%, 06/15/30	8,122
	GTE Corp.,
18,000	6.840%, 04/15/18	21,161
3,400	6.940%, 04/15/28	4,000
1,000	8.750%, 11/01/21	1,308
10,530	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	11,104
2,300	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	2,259
	Orange S.A., (France),
4,236	2.750%, 09/14/16	4,353
6,350	8.500%, 03/01/31	8,601
8,149	Qwest Corp., 6.750%, 12/01/21	8,733
	Telecom Italia Capital S.A., (Luxembourg),
2,300	5.250%, 11/15/13	2,317
1,722	6.175%, 06/18/14	1,775

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — Continued
2,125	6.999%, 06/04/18	2,300
	Telefonica Emisiones S.A.U., (Spain),
2,137	3.192%, 04/27/18	2,085
2,258	5.462%, 02/16/21	2,308
1,500	5.877%, 07/15/19	1,599
3,250	6.221%, 07/03/17	3,555
2,400	6.421%, 06/20/16	2,628
	Verizon Communications, Inc.,
2,175	5.500%, 02/15/18	2,455
250	5.550%, 02/15/16	275
1,443	5.850%, 09/15/35	1,519
1,100	6.400%, 02/15/38	1,238
4,400	7.350%, 04/01/39	5,471
17,610	7.750%, 12/01/30	22,456
974	8.750%, 11/01/18	1,245
1,000	Verizon Maryland LLC, Series B, 5.125%, 06/15/33	960
	Verizon New England, Inc.,
900	Series C, 4.750%, 10/01/13	903
2,700	7.875%, 11/15/29	3,234
880	Verizon New York, Inc., Series B, 7.375%, 04/01/32	1,008
	Verizon Pennsylvania LLC,
4,250	6.000%, 12/01/28	4,357
5,232	8.350%, 12/15/30	6,474

		241,439

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
4,274	2.375%, 09/08/16	4,341
3,624	3.125%, 07/16/22	3,265
2,740	6.125%, 03/30/40	2,859
2,780	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	2,846
2,500	Rogers Communications, Inc., (Canada), 8.750%, 05/01/32	3,287
	Vodafone Group plc, (United Kingdom),
7,600	1.500%, 02/19/18	7,310
8,300	1.625%, 03/20/17	8,186
5,125	5.000%, 09/15/15	5,522
753	5.450%, 06/10/19	845

		38,461

	Total Telecommunication Services	279,900

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Utilities — 1.6%
	Electric Utilities — 1.1%
	Alabama Power Co.,
858	6.000%, 03/01/39	1,015
2,123	6.125%, 05/15/38	2,508
2,380	American Electric Power Co., Inc., 1.650%, 12/15/17	2,315
4,170	Appalachian Power Co., Series P, 6.700%, 08/15/37	4,922
	Arizona Public Service Co.,
2,144	4.500%, 04/01/42	2,059
1,110	4.650%, 05/15/15	1,174
3,385	5.050%, 09/01/41	3,539
4,928	Baltimore Gas & Electric Co., 2.800%, 08/15/22	4,647
3,450	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	4,106
5,342	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	5,395
925	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	1,066
1,881	DTE Electric Co., 2.650%, 06/15/22	1,779
	Duke Energy Carolinas LLC,
1,369	4.250%, 12/15/41	1,292
1,991	4.300%, 06/15/20	2,149
1,400	5.100%, 04/15/18	1,582
1,558	6.000%, 01/15/38	1,849
	Duke Energy Corp.,
4,251	2.150%, 11/15/16	4,360
2,966	3.550%, 09/15/21	2,958
1,875	3.950%, 09/15/14	1,937
	Duke Energy Florida, Inc.,
1,125	5.650%, 06/15/18	1,296
700	6.400%, 06/15/38	860
	Duke Energy Indiana, Inc.,
3,860	3.750%, 07/15/20	4,031
3,100	6.350%, 08/15/38	3,818
	Duke Energy Progress, Inc.,
3,246	2.800%, 05/15/22	3,096
3,602	3.000%, 09/15/21	3,539
2,103	4.100%, 05/15/42	1,938
1,750	4.100%, 03/15/43	1,611
2,177	5.125%, 09/15/13	2,181
2,000	5.300%, 01/15/19	2,288
	Enel Finance International N.V., (Netherlands),
6,030	5.125%, 10/07/19 (e)	6,197
1,000	6.000%, 10/07/39 (e)	899

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
	Florida Power & Light Co.,
550	5.625%, 04/01/34	625
3,900	5.950%, 10/01/33	4,697
1,000	5.950%, 02/01/38	1,204
400	Georgia Power Co., 5.950%, 02/01/39	460
1,507	Great Plains Energy, Inc., 4.850%, 06/01/21	1,605
	Hydro-Quebec, (Canada),
2,500	8.050%, 07/07/24	3,371
8,000	8.400%, 01/15/22	10,669
1,800	9.400%, 02/01/21	2,465
	Indiana Michigan Power Co.,
9,600	Series J, 3.200%, 03/15/23	9,034
1,085	7.000%, 03/15/19	1,294
300	Jersey Central Power & Light Co., 7.350%, 02/01/19	356
4,626	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	4,674
	Kansas City Power & Light Co.,
3,630	3.150%, 03/15/23	3,418
10,000	5.300%, 10/01/41	10,365
37	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	37
700	MidAmerican Energy Co., 5.300%, 03/15/18	796
	Nevada Power Co.,
367	5.375%, 09/15/40	407
3,740	5.450%, 05/15/41	4,200
2,250	6.500%, 08/01/18	2,683
700	Series N, 6.650%, 04/01/36	879
1,825	7.125%, 03/15/19	2,250
	NextEra Energy Capital Holdings, Inc.,
1,627	1.200%, 06/01/15	1,633
1,200	6.000%, 03/01/19	1,380
1,600	7.875%, 12/15/15	1,836
1,625	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	1,806
2,500	Northern States Power Co., 6.250%, 06/01/36	3,117
	Ohio Power Co.,
625	Series M, 5.375%, 10/01/21	704
2,400	5.750%, 09/01/13	2,400
1,550	6.050%, 05/01/18	1,785
	Oncor Electric Delivery Co. LLC,
6,150	6.800%, 09/01/18	7,342
1,200	7.000%, 09/01/22	1,480
	Pacific Gas & Electric Co.,
5,628	2.450%, 08/15/22	5,097

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	81

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
1,411	3.250%, 09/15/21	1,385
2,000	3.250%, 06/15/23	1,901
1,875	4.450%, 04/15/42	1,731
7,260	4.500%, 12/15/41	6,760
1,980	5.625%, 11/30/17	2,265
445	6.050%, 03/01/34	505
750	8.250%, 10/15/18	955
	PacifiCorp,
1,000	3.850%, 06/15/21	1,044
250	5.500%, 01/15/19	289
2,850	5.650%, 07/15/18	3,316
	Peco Energy Co.,
5,600	2.375%, 09/15/22	5,199
900	5.350%, 03/01/18	1,031
900	Pennsylvania Electric Co., 6.050%, 09/01/17	1,010
1,320	Potomac Electric Power Co., 6.500%, 11/15/37	1,676
1,721	PPL Electric Utilities Corp., 2.500%, 09/01/22	1,602
	Progress Energy, Inc.,
3,769	3.150%, 04/01/22	3,605
3,778	4.400%, 01/15/21	3,987
730	6.050%, 03/15/14	751
1,480	7.750%, 03/01/31	1,911
	Public Service Co. of Colorado,
2,031	2.250%, 09/15/22	1,846
1,160	3.200%, 11/15/20	1,175
275	5.800%, 08/01/18	321
	Public Service Co. of Oklahoma,
1,964	4.400%, 02/01/21	2,077
1,385	5.150%, 12/01/19	1,560
4,350	Series G, 6.625%, 11/15/37	5,161
	Public Service Electric & Gas Co.,
825	5.300%, 05/01/18	941
1,138	5.375%, 11/01/39	1,270
	Southern California Edison Co.,
988	3.875%, 06/01/21	1,044
3,800	3.900%, 12/01/41	3,474
1,200	4.150%, 09/15/14	1,245
1,400	5.500%, 08/15/18	1,617
1,650	5.750%, 03/15/14	1,695
645	5.950%, 02/01/38	771
2,450	6.050%, 03/15/39	2,987
	Southern Co. (The),
2,973	1.950%, 09/01/16	3,021

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
580	4.150%, 05/15/14	595
3,400	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	4,370
2,336	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	2,245
	Virginia Electric and Power Co.,
776	2.950%, 01/15/22	760
4,600	5.400%, 04/30/18	5,283
800	5.950%, 09/15/17	928
	Wisconsin Electric Power Co.,
261	2.950%, 09/15/21	258
1,295	6.250%, 12/01/15	1,449
	Xcel Energy, Inc.,
270	0.750%, 05/09/16	267
601	4.700%, 05/15/20	660
924	4.800%, 09/15/41	920
3,400	6.500%, 07/01/36	4,166

		269,504

	Gas Utilities — 0.0% (g)
	Atmos Energy Corp.,
8,045	4.150%, 01/15/43	7,314
690	8.500%, 03/15/19	882
2,454	Boston Gas Co., 4.487%, 02/15/42 (e)	2,334
	CenterPoint Energy Resources Corp.,
1,000	4.500%, 01/15/21	1,081
530	6.125%, 11/01/17	615

		12,226

	Independent Power Producers & Energy Traders — 0.1%
	Exelon Generation Co. LLC,
6,000	4.000%, 10/01/20	5,967
1,857	5.750%, 10/01/41	1,843
9,500	PPL Energy Supply LLC, 4.600%, 12/15/21	9,532
	PSEG Power LLC,
800	4.150%, 09/15/21	810
2,411	5.125%, 04/15/20	2,629
2,190	5.500%, 12/01/15	2,394
1,255	8.625%, 04/15/31	1,724
1,417	Southern Power Co., 5.150%, 09/15/41	1,416

		26,315

	Multi-Utilities — 0.4%
	AGL Capital Corp.,
5,139	3.500%, 09/15/21	5,174
1,552	4.400%, 06/01/43	1,439
11,728	5.875%, 03/15/41	13,149

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Multi-Utilities — Continued
6,700	6.375%, 07/15/16	7,582
3,780	CenterPoint Energy, Inc., 6.500%, 05/01/18	4,472
3,078	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,552
	Consumers Energy Co.,
1,498	2.850%, 05/15/22	1,447
1,400	5.650%, 04/15/20	1,626
1,648	Delmarva Power & Light Co., 4.000%, 06/01/42	1,519
	Dominion Resources, Inc.,
2,052	Series C, 4.900%, 08/01/41	2,069
5,650	Series F, 5.250%, 08/01/33	6,106
590	6.000%, 11/30/17	678
1,200	7.000%, 06/15/38	1,538
1,600	8.875%, 01/15/19	2,064
1,625	MidAmerican Energy Holdings Co., 5.750%, 04/01/18	1,872
	Nisource Finance Corp.,
2,740	3.850%, 02/15/23	2,656
1,800	4.450%, 12/01/21	1,845
7,500	5.800%, 02/01/42	7,791
	San Diego Gas & Electric Co.,
3,000	3.950%, 11/15/41	2,767
2,065	6.000%, 06/01/26	2,504
	Sempra Energy,
3,500	2.875%, 10/01/22	3,233
1,500	6.000%, 10/15/39	1,674
2,300	6.150%, 06/15/18	2,661
900	6.500%, 06/01/16	1,023
2,760	8.900%, 11/15/13	2,804
8,150	9.800%, 02/15/19	10,877

		94,122

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
4,625	6.085%, 10/15/17	5,322
3,740	6.593%, 10/15/37	4,596

		9,918

	Total Utilities	412,085

	Total Corporate Bonds (Cost $4,585,838)	4,704,123

Foreign Government Securities — 0.5%
	Israel Government AID Bond, (Israel),
1,316	Zero Coupon, 08/15/17	1,240
10,000	Zero Coupon, 03/15/18	9,241

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,589	Zero Coupon, 08/15/18	4,179
3,345	Zero Coupon, 11/01/19	2,893
8,010	Zero Coupon, 08/15/20	6,674
4,500	Zero Coupon, 02/15/22	3,460
4,000	Zero Coupon, 11/01/23	2,799
24,700	Zero Coupon, 11/01/24	16,439
2,500	Zero Coupon, 11/15/26	1,493
6,000	5.500%, 09/18/33	7,161
	Province of Ontario, (Canada),
12,742	1.650%, 09/27/19	12,124
5,500	2.700%, 06/16/15	5,704
12,250	2.950%, 02/05/15	12,678
560	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	735
10,000	Tunisia Government AID Bond, (Tunisia), 1.686%, 07/16/19	9,620
	United Mexican States, (Mexico),
4,356	4.750%, 03/08/44	3,779
5,706	5.750%, 10/12/10	5,107
850	6.625%, 03/03/15	922
2,925	8.300%, 08/15/31	3,985
2,035	Series A, 5.875%, 01/15/14	2,075
4,881	Series A, 7.500%, 04/08/33	6,126

	Total Foreign Government Securities (Cost $119,594)	118,434

Mortgage Pass-Through Securities — 16.7%
	Federal Home Loan Mortgage Corp.,
644	ARM, 2.009%, 08/01/36	677
681	ARM, 2.050%, 04/01/37	717
57	ARM, 2.089%, 07/01/19	61
1,296	ARM, 2.098%, 07/01/36	1,367
1,935	ARM, 2.117%, 05/01/37	2,040
597	ARM, 2.129%, 01/01/37	629
1,672	ARM, 2.159%, 08/01/36	1,766
9,254	ARM, 2.188%, 08/01/36	9,778
5,028	ARM, 2.213%, 10/01/36	5,303
2,896	ARM, 2.241%, 10/01/36	3,057
56	ARM, 2.250%, 07/01/26	56
144	ARM, 2.259%, 01/01/27	153
1,765	ARM, 2.305%, 10/01/36	1,876
58	ARM, 2.330%, 04/01/30	61
667	ARM, 2.355%, 12/01/33	701
3,297	ARM, 2.370%, 05/01/36	3,509
2,881	ARM, 2.375%, 05/01/36 - 07/01/36	3,060
7,143	ARM, 2.398%, 03/01/37	7,633
3,675	ARM, 2.407%, 05/01/33	3,891

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	83

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
1,393	ARM, 2.452%, 01/01/35	1,476
4,102	ARM, 2.510%, 05/01/37	4,383
2,893	ARM, 2.513%, 09/01/34	3,082
497	ARM, 2.524%, 08/01/35	529
4,514	ARM, 2.527%, 02/01/37	4,786
480	ARM, 2.535%, 10/01/36	499
6,934	ARM, 2.540%, 12/01/36	7,417
1,320	ARM, 2.561%, 04/01/34	1,391
1,933	ARM, 2.571%, 12/01/35	2,067
2,337	ARM, 2.590%, 10/01/36	2,469
6,778	ARM, 2.598%, 12/01/36	7,236
115	ARM, 2.613%, 09/01/32	122
1,135	ARM, 2.617%, 07/01/37	1,209
640	ARM, 2.620%, 05/01/37	677
2,817	ARM, 2.637%, 09/01/36	2,968
2,908	ARM, 2.640%, 11/01/36	3,101
657	ARM, 2.641%, 02/01/36	695
3,594	ARM, 2.697%, 09/01/36	3,826
678	ARM, 2.707%, 11/01/36	719
8,309	ARM, 2.711%, 06/01/36	8,869
1,412	ARM, 2.713%, 10/01/36	1,510
1,541	ARM, 2.720%, 11/01/36	1,629
2,011	ARM, 2.751%, 05/01/38	2,142
273	ARM, 2.755%, 02/01/37	291
1,919	ARM, 2.775%, 06/01/36	2,048
1,523	ARM, 2.801%, 01/01/37	1,596
2,486	ARM, 2.814%, 02/01/37	2,655
5,179	ARM, 2.888%, 05/01/37	5,541
2,904	ARM, 2.889%, 04/01/38	3,106
1,854	ARM, 2.902%, 04/01/37	1,968
3,453	ARM, 2.915%, 03/01/36	3,688
2,665	ARM, 2.930%, 05/01/37	2,835
3,633	ARM, 2.984%, 12/01/36	3,845
1,192	ARM, 3.054%, 03/01/37	1,267
520	ARM, 3.066%, 02/01/37	553
762	ARM, 3.096%, 05/01/36	808
764	ARM, 3.149%, 03/01/37	811
2,118	ARM, 3.239%, 10/01/36	2,228
361	ARM, 3.274%, 12/01/36	381
5,052	ARM, 3.363%, 03/01/36	5,423
3,968	ARM, 4.006%, 07/01/40	4,187
3,490	ARM, 4.399%, 02/01/36	3,710
1,658	ARM, 5.030%, 07/01/36	1,787
4,910	ARM, 5.031%, 01/01/35	5,250
4,598	ARM, 5.074%, 11/01/36	4,896
1,932	ARM, 5.556%, 06/01/37	2,069

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

231		ARM, 5.599%, 04/01/37	247
1,089		ARM, 5.724%, 11/01/36	1,145
645		ARM, 6.270%, 11/01/37	689
318		ARM, 6.354%, 02/01/37	337
207		ARM, 6.393%, 12/01/36	219
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,365		4.000%, 06/01/18 - 05/01/19	1,439
1,382		4.500%, 08/01/18 - 10/01/18	1,455
6,130		5.000%, 10/01/17 - 12/01/18	6,487
29,647		5.500%, 06/01/17 - 02/01/24	32,003
13,960		6.000%, 04/01/17 - 03/01/22	14,723
2,122		6.500%, 07/01/16 - 03/01/22	2,237
17		7.000%, 04/01/17	19
—	(h)	7.500%, 10/01/14	—	(h)
3		8.500%, 11/01/15	3
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
20,626		3.500%, 01/01/32 - 03/01/32	21,023
2,604		5.500%, 01/01/23 - 11/01/23	2,806
212		6.000%, 12/01/22	231
1,801		6.500%, 12/01/13 - 01/01/28	1,988
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
56,953		4.500%, 05/01/41	59,991
74,915		5.000%, 01/01/34 - 08/01/40	80,766
16,218		5.500%, 01/01/33 - 03/01/40	17,547
1,879		6.000%, 10/01/29 - 12/01/36	2,069
11,480		6.500%, 08/01/29 - 03/01/38	12,911
3,170		7.000%, 04/01/26 - 02/01/37	3,641
5,272		7.500%, 08/01/25 - 09/01/38	6,230
33		8.000%, 07/01/20 - 11/01/24	38
88		8.500%, 07/01/28	101
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
11,912		7.500%, 01/01/32 - 12/01/36	13,625
6,210		10.000%, 10/01/30	7,223
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
103,106		3.500%, 02/01/33 - 06/01/43	102,285
53,302		4.000%, 06/01/42 - 01/01/43	54,626
6,356		5.500%, 04/01/18	6,705
6,002		6.000%, 02/01/33 - 11/01/36	6,535
29,211		6.500%, 12/01/35 - 06/01/37	32,355
242		7.000%, 07/01/29 - 08/01/47	262
1,208		10.000%, 03/17/26	1,301

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
7	12.000%, 08/01/15 - 07/01/19	7
	Federal National Mortgage Association,
645	ARM, 1.584%, 08/01/34	666
1,667	ARM, 1.713%, 07/01/37	1,766
1,024	ARM, 1.791%, 09/01/33	1,071
2,174	ARM, 1.828%, 02/01/37	2,263
4,484	ARM, 1.869%, 09/01/36	4,689
1,384	ARM, 1.882%, 01/01/37	1,449
34	ARM, 1.908%, 03/01/19	35
568	ARM, 1.922%, 02/01/35	599
8,509	ARM, 1.983%, 01/01/35	8,973
978	ARM, 2.096%, 09/01/36	1,012
186	ARM, 2.102%, 08/01/35	195
948	ARM, 2.112%, 05/01/35	1,003
343	ARM, 2.129%, 11/01/34	362
3,318	ARM, 2.143%, 01/01/36	3,495
133	ARM, 2.170%, 07/01/34	141
1,494	ARM, 2.226%, 07/01/35	1,584
1,225	ARM, 2.242%, 08/01/36	1,314
9	ARM, 2.255%, 01/01/19	9
452	ARM, 2.265%, 08/01/34	482
4,190	ARM, 2.300%, 11/01/37	4,441
1,349	ARM, 2.301%, 11/01/37	1,434
859	ARM, 2.310%, 08/01/33	904
460	ARM, 2.341%, 01/01/35	488
6,706	ARM, 2.369%, 12/01/37	7,113
1,548	ARM, 2.374%, 04/01/35	1,644
4	ARM, 2.375%, 08/01/19	4
705	ARM, 2.382%, 09/01/35	751
1,459	ARM, 2.384%, 01/01/36	1,542
183	ARM, 2.397%, 05/01/35	192
699	ARM, 2.401%, 04/01/34	737
2,102	ARM, 2.406%, 02/01/37	2,219
3,253	ARM, 2.416%, 09/01/36	3,495
3,565	ARM, 2.418%, 08/01/36	3,789
1,332	ARM, 2.420%, 06/01/34	1,410
156	ARM, 2.451%, 09/01/34	166
1,083	ARM, 2.460%, 03/01/35	1,144
1,374	ARM, 2.462%, 09/01/37	1,463
276	ARM, 2.477%, 07/01/37	292
860	ARM, 2.495%, 11/01/33	909
545	ARM, 2.507%, 10/01/34	578
1,658	ARM, 2.520%, 07/01/36	1,756
1,066	ARM, 2.526%, 10/01/34	1,134

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

883	ARM, 2.527%, 06/01/36	935
6,743	ARM, 2.553%, 07/01/37	7,157
473	ARM, 2.565%, 11/01/34	504
3,963	ARM, 2.577%, 04/01/37	4,196
4,290	ARM, 2.589%, 06/01/36	4,576
1,664	ARM, 2.591%, 07/01/37	1,766
638	ARM, 2.598%, 05/01/36	676
1,915	ARM, 2.602%, 10/01/36	2,049
1,726	ARM, 2.607%, 10/01/35	1,837
268	ARM, 2.622%, 01/01/34	284
404	ARM, 2.625%, 08/01/36	431
458	ARM, 2.679%, 09/01/33	487
2,760	ARM, 2.700%, 06/01/36 - 01/01/38	2,934
1,173	ARM, 2.719%, 09/01/36	1,247
142	ARM, 2.748%, 09/01/37	151
907	ARM, 2.809%, 01/01/37	963
186	ARM, 2.812%, 09/01/27	197
4,771	ARM, 2.823%, 12/01/36	5,115
550	ARM, 2.888%, 02/01/36	582
1,285	ARM, 2.906%, 11/01/36	1,374
2,141	ARM, 2.935%, 12/01/36	2,274
15,558	ARM, 2.942%, 03/01/36	16,458
1,359	ARM, 2.945%, 09/01/36	1,434
119	ARM, 3.031%, 01/01/36	127
2,138	ARM, 3.099%, 10/01/36	2,265
4,352	ARM, 3.108%, 08/01/37	4,619
5,259	ARM, 3.161%, 10/01/36	5,559
1,518	ARM, 3.186%, 11/01/36	1,603
146	ARM, 3.765%, 03/01/29	157
290	ARM, 5.122%, 01/01/34	310
4,770	ARM, 5.320%, 01/01/23	5,221
1,139	ARM, 5.802%, 09/01/37	1,226
908	ARM, 5.956%, 09/01/37	969
167	ARM, 6.167%, 09/01/37	179
2,116	ARM, 6.218%, 08/01/36	2,298
	Federal National Mortgage Association, 15 Year, Single Family,
513	3.500%, 04/01/19	537
2,066	4.000%, 07/01/18 - 12/01/20	2,181
10,414	4.500%, 05/01/18 - 12/01/19	11,118
18,426	5.000%, 12/01/16 - 08/01/24	19,653
18,225	5.500%, 02/01/18 - 07/01/20	19,407
36,334	6.000%, 06/01/16 - 07/01/24	39,319
4,843	6.500%, 09/01/13 - 02/01/24	5,340
491	7.000%, 03/01/17 - 11/01/17	519
8	7.500%, 03/01/17	8

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	85

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
4		8.000%, 11/01/15	4
		Federal National Mortgage Association, 20 Year, Single Family,
23,548		3.500%, 07/01/32 - 08/01/32	24,070
656		5.000%, 10/01/25	716
2,406		5.500%, 07/01/25	2,609
22,243		6.000%, 04/01/24 - 09/01/29	24,465
4,880		6.500%, 05/01/22 - 08/01/26	5,397
		Federal National Mortgage Association, 30 Year, FHA/VA,
205		6.000%, 09/01/33	227
365		6.500%, 03/01/29	421
68		7.000%, 02/01/33	79
79		8.000%, 06/01/28	90
26		8.500%, 02/01/30	27
74		9.000%, 05/01/18 - 12/01/30	76
27		9.500%, 12/01/18	30
		Federal National Mortgage Association, 30 Year, Single Family,
1,330		4.000%, 12/01/33	1,381
1,546		4.500%, 11/01/33 - 09/01/34	1,639
58,317		5.000%, 06/01/33 - 08/01/40	63,243
38,691		5.500%, 11/01/32 - 12/01/39	42,239
34,618		6.000%, 12/01/28 - 11/01/38	38,226
63,514		6.500%, 11/01/29 - 10/01/38	70,444
34,392		7.000%, 01/01/24 - 01/01/39	38,625
20,606		7.500%, 11/01/22 - 04/01/39	23,644
1,295		8.000%, 03/01/21 - 01/01/38	1,524
34		8.500%, 07/01/24 - 06/01/25	40
3		9.000%, 04/01/26	3
21		9.500%, 07/01/28	24
14		10.000%, 02/01/24	15
6		12.500%, 01/01/16	6
		Federal National Mortgage Association, Other,
—	(h)	VAR, 0.485%, 11/01/22	—	(h)
39,800		VAR, 0.535%, 01/01/23	39,875
45,048		VAR, 0.545%, 01/01/23	44,932
23,820		VAR, 0.555%, 01/01/23	23,865
16,900		VAR, 0.575%, 11/01/21 - 02/01/23	16,950
33,528		VAR, 0.585%, 10/01/22 - 01/01/23	33,561
14,737		VAR, 0.625%, 10/01/22	14,747
12,000		VAR, 0.635%, 09/01/22	12,010
14,698		VAR, 0.745%, 08/01/22	14,702
7,000		VAR, 0.795%, 03/01/22	7,014
12,000		VAR, 0.805%, 04/01/22	11,998
15,895		VAR, 0.815%, 12/01/20	15,913

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

18,012	VAR, 0.965%, 04/01/22	18,025
9,717	VAR, 0.995%, 03/01/22	9,737
432	VAR, 2.436%, 08/01/34	457
5,854	VAR, 6.070%, 11/01/18	6,446
43,900	Zero Coupon, 07/25/23 - 09/30/43	34,223
18,000	1.446%, 07/01/17	17,944
8,332	1.519%, 12/01/19	7,933
8,253	1.550%, 01/01/20	7,849
14,816	1.632%, 01/01/20	14,163
10,000	1.690%, 12/01/19	9,520
7,811	1.860%, 12/01/19	7,559
9,686	1.940%, 01/01/17	9,832
13,000	2.004%, 07/01/19	13,043
10,000	2.056%, 01/01/17	10,054
15,000	2.066%, 12/01/20	13,968
90,000	2.077%, 06/01/20	87,081
47,701	2.097%, 08/01/19	46,506
7,000	2.170%, 06/01/19	6,935
20,000	2.211%, 04/01/19	19,915
5,000	2.221%, 01/01/23	4,575
9,799	2.263%, 05/01/19	9,764
7,373	2.273%, 07/01/19	7,321
6,500	2.314%, 12/01/22	5,996
10,500	2.356%, 12/01/22	9,709
11,381	2.370%, 01/01/23	10,579
3,950	2.397%, 12/01/22	3,668
15,264	2.400%, 01/01/23	14,217
17,213	2.407%, 01/01/23	15,966
38,250	2.418%, 12/01/22 - 01/01/23	35,472
29,935	2.449%, 07/01/19 - 11/01/22	28,960
12,500	2.450%, 02/01/23	11,424
13,891	2.459%, 11/01/22 - 12/01/22	12,949
17,578	2.469%, 10/01/22 - 12/01/22	16,405
30,010	2.480%, 12/01/22 - 02/01/23	27,968
10,813	2.490%, 10/01/17 - 11/01/22	10,526
21,274	2.500%, 12/01/22 - 06/01/23	19,797
18,643	2.521%, 11/01/22 - 01/01/23	17,397
37,084	2.531%, 06/01/19 - 01/01/23	35,720
8,934	2.552%, 09/01/22 - 11/01/22	8,313
8,000	2.573%, 03/01/23	7,480
14,000	2.583%, 04/01/23	12,798
9,200	2.593%, 01/01/23	8,609
42,000	2.604%, 10/01/22 - 05/01/23	38,690
3,000	2.624%, 05/01/23	2,807
16,992	2.635%, 11/01/22	16,042
10,000	2.650%, 08/01/22	9,399

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
6,000	2.655%, 10/01/22	5,685
6,050	2.670%, 07/01/22	5,705
16,729	2.686%, 06/01/22 - 01/01/23	15,906
3,943	2.690%, 10/01/17	4,085
5,800	2.707%, 10/01/17	5,990
6,625	2.722%, 10/01/22	6,312
7,609	2.728%, 04/01/23 - 07/01/23	7,079
6,875	2.748%, 06/01/23	6,411
12,256	2.759%, 07/01/22	11,752
10,000	2.779%, 07/01/22	9,599
16,923	2.790%, 04/01/22	16,388
6,475	2.793%, 04/01/23	6,140
11,713	2.831%, 05/01/22	11,322
9,767	2.841%, 03/01/22	9,839
15,550	2.852%, 06/01/22	15,061
25,000	2.862%, 05/01/22 - 06/01/23	24,045
11,267	2.914%, 07/01/22	10,922
14,699	2.955%, 05/01/22	14,300
14,301	2.970%, 11/01/18	14,790
9,799	2.996%, 05/01/22	9,562
41,501	3.000%, 01/01/43 - 02/01/43	39,324
10,777	3.038%, 05/01/22	10,545
19,137	3.069%, 01/01/22 - 03/01/22	18,746
22,000	3.079%, 07/01/22	21,546
2,917	3.089%, 02/01/22	2,872
5,000	3.100%, 02/01/22	4,927
6,770	3.120%, 05/01/22	6,654
18,915	3.131%, 12/01/21 - 01/01/22	18,749
12,000	3.141%, 12/01/18	12,452
8,360	3.162%, 02/01/22	8,183
14,168	3.182%, 03/01/22 - 04/01/22	13,974
24,810	3.193%, 01/01/22 - 02/01/22	24,627
7,791	3.203%, 05/01/22	7,707
21,804	3.224%, 01/01/22 - 05/01/22	21,663
5,928	3.230%, 11/01/20	6,036
27,906	3.244%, 02/01/22 - 03/01/22	27,576
8,000	3.290%, 10/01/20	8,184
8,000	3.306%, 01/01/22	8,004
3,000	3.317%, 03/01/22	2,967
7,814	3.379%, 11/01/20	7,952
3,904	3.420%, 12/01/21	3,938
6,477	3.461%, 11/01/20	6,641
8,000	3.472%, 10/01/20	8,220
10,000	3.492%, 01/01/18	10,585
114,118	3.500%, 12/01/32 - 06/01/43	113,285
2,655	3.503%, 08/01/17	2,807

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,547	3.513%, 10/01/21	3,607
6,354	3.520%, 01/01/18	6,759
19,567	3.544%, 09/01/20 - 11/01/21	20,062
15,150	3.590%, 10/01/20	15,762
8,500	3.596%, 12/01/20	8,770
1,921	3.600%, 09/01/20	2,001
19,683	3.616%, 09/01/20 - 10/01/20	20,395
28,602	3.621%, 09/01/20	29,672
9,890	3.639%, 12/01/20	10,241
24,007	3.658%, 01/01/18 - 10/01/20	25,154
10,000	3.709%, 10/01/21	10,220
19,635	3.730%, 06/01/18	21,205
18,592	3.740%, 07/01/20 - 08/01/20	19,525
3,000	3.751%, 01/01/18	3,197
12,685	3.761%, 06/01/18 - 01/01/25	13,092
47,000	3.792%, 07/01/23	47,295
5,793	3.800%, 03/01/18	6,216
3,595	3.802%, 09/01/20	3,758
3,829	3.823%, 12/01/20	3,995
5,500	3.864%, 07/01/23	5,611
38,885	3.895%, 01/01/21 - 09/01/21	40,549
7,387	3.906%, 09/01/21	7,680
10,000	3.926%, 08/01/20	10,446
14,782	3.930%, 07/01/20	15,650
10,000	3.940%, 07/01/21	10,442
14,259	3.947%, 06/01/17	15,257
24,119	3.957%, 12/01/20 - 12/01/21	25,090
9,866	3.960%, 08/01/20	10,448
25,932	3.978%, 09/01/20 - 09/01/21	27,224
10,000	3.980%, 11/01/16	10,319
9,700	3.988%, 07/01/21	10,134
11,400	3.999%, 01/01/21	11,970
46,684	4.000%, 04/01/20 - 07/01/42	47,835
17,491	4.010%, 09/01/21	18,302
35,111	4.019%, 08/01/20 - 09/01/21	36,841
6,969	4.045%, 10/01/20	7,353
6,619	4.050%, 09/01/21	6,927
4,000	4.061%, 01/01/21	4,210
15,000	4.081%, 07/01/20	15,841
6,342	4.102%, 06/01/21	6,659
5,419	4.123%, 07/01/21	5,698
6,973	4.130%, 07/01/20	7,446
6,700	4.154%, 06/01/21	7,032
6,519	4.185%, 01/01/21 - 08/01/21	6,873
9,667	4.195%, 07/01/21	10,205
31,516	4.201%, 07/01/20	33,662

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	87

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
18,000	4.205%, 10/01/21	18,990
6,863	4.236%, 06/01/21	7,260
10,000	4.250%, 04/01/21	10,658
16,389	4.267%, 11/01/19 - 08/01/21	17,446
9,794	4.291%, 06/01/21	10,486
17,379	4.298%, 03/01/21	18,475
18,925	4.319%, 12/01/19 - 09/01/23	19,861
5,488	4.329%, 06/01/21	5,838
4,968	4.330%, 02/01/21	5,333
14,764	4.350%, 04/01/20	15,971
24,176	4.380%, 01/01/21	26,040
20,648	4.381%, 11/01/19 - 06/01/21	22,114
7,600	4.390%, 05/01/21	8,178
7,600	4.391%, 04/01/21	8,100
61,500	4.399%, 02/01/20	66,762
31,323	4.402%, 12/01/19 - 07/01/21	33,550
18,929	4.424%, 01/01/20	20,398
7,777	4.443%, 08/01/20 - 04/01/21	8,471
8,714	4.445%, 01/01/21	9,398
9,734	4.461%, 07/01/21	10,436
7,286	4.474%, 04/01/21	7,811
18,000	4.484%, 06/01/21	19,277
2,814	4.500%, 03/01/20	3,046
15,000	4.505%, 05/01/21	16,114
22,830	4.514%, 04/01/20	24,721
11,514	4.515%, 02/01/20	12,483
21,164	4.530%, 12/01/19	23,136
3,338	4.540%, 01/01/20	3,648
2,800	4.546%, 02/01/20	3,029
11,316	4.552%, 08/01/26	12,043
4,257	4.598%, 01/01/21	4,602
9,000	4.629%, 06/01/21	9,721
27,500	4.650%, 08/01/21	29,726
10,715	4.762%, 08/01/26	11,612
6,819	4.766%, 08/01/26	7,394
12,639	4.794%, 01/01/21	13,779
11,641	4.820%, 12/01/26	12,336
3,337	5.000%, 04/01/31 - 12/01/32	3,662
8,863	5.414%, 05/01/17	9,687
6,669	5.500%, 03/01/17 - 06/01/39	7,019
8,047	6.000%, 02/01/36 - 11/01/48	8,659
4,406	6.500%, 04/01/36 - 05/01/37	4,742
3,175	7.000%, 02/01/36 - 01/01/38	3,557
191	7.500%, 10/01/37	218
701	8.000%, 11/01/37	804
109	10.890%, 04/15/19	120

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Government National Mortgage Association II, 30 Year, Single Family,
5,471	5.500%, 09/20/39	5,996
34,686	6.000%, 03/20/28 - 08/20/39	38,013
2,180	6.500%, 07/20/29	2,430
1,145	7.000%, 08/20/38	1,303
158	7.500%, 02/20/28 - 09/20/28	192
299	8.000%, 12/20/25 - 09/20/28	362
139	8.500%, 03/20/25 - 05/20/25	162
	Government National Mortgage Association II, Other,
5,029	4.462%, 05/20/63	5,425
350	6.000%, 11/20/38	366
	Government National Mortgage Association, 15 Year, Single Family,
110	6.000%, 10/15/17	116
110	6.500%, 06/15/17	116
115	8.000%, 01/15/16	119
	Government National Mortgage Association, 30 Year, Single Family,
6,881	5.500%, 04/15/33 - 09/15/34	7,737
202	6.000%, 11/15/28	222
5,065	6.500%, 01/15/24 - 12/15/35	5,719
9,387	7.000%, 08/15/23 - 04/15/37	11,218
1,851	7.500%, 11/15/22 - 10/15/37	2,081
52	8.000%, 07/15/22 - 08/15/28	55
18	8.500%, 03/15/17 - 11/15/17	19
40	9.000%, 08/15/16 - 11/15/24	44
2,361	9.500%, 09/15/18 - 12/15/25	2,683
7	12.000%, 11/15/19	7

	Total Mortgage Pass-Through Securities (Cost $4,251,621)	4,229,659

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
3,410	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	4,030
2,675	State of California, Various Purpose, GO, 7.300%, 10/01/39	3,355

		7,385

	Illinois — 0.0% (g)
5,450	State of Illinois, GO, 5.100%, 06/01/33	4,775

	New York — 0.2%
2,500	New York State Dormitory Authority, State Personal Income Tax, Series D, Rev., 5.600%, 03/15/40	2,699

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
	Port Authority of New York & New Jersey, CONS,
12,225	Series 164th, Rev., 5.647%, 11/01/40	13,258
24,205	Series 174th, Rev., 4.458%, 10/01/62	20,849

		36,806

	Ohio — 0.1%
13,075	American Municipal Power Ohio, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	15,726
10,678	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11	9,325

		25,051

	Total Municipal Bonds (Cost $75,675)	74,017

Supranational — 0.2%
26,360	African Development Bank, 8.800%, 09/01/19	35,024
9,103	Corp. Andina de Fomento, 3.750%, 01/15/16	9,489
9,500	International Bank for Reconstruction & Development, Zero Coupon, 02/15/16	9,247

	Total Supranational (Cost $52,896)	53,760

U.S. Government Agency Securities — 2.7%
6,455	Federal Farm Credit Bank, 5.125%, 11/15/18	7,430
11,000	Federal Home Loan Bank, 5.500%, 07/15/36	13,108
	Federal Home Loan Mortgage Corp.,
4,000	5.125%, 11/17/17	4,584
9,650	5.500%, 08/23/17	11,158
	Federal National Mortgage Association,
26,500	Zero Coupon, 06/01/17	24,999
9,700	5.375%, 06/12/17	11,136
	Federal National Mortgage Association STRIPS,
11,500	Zero Coupon, 11/15/21	8,867
9,000	Zero Coupon, 05/15/30	4,449
	Financing Corp. Fico,
3,910	Zero Coupon, 11/30/17	3,633
1,882	Zero Coupon, 04/06/18	1,730
66,540	Zero Coupon, 05/11/18	60,979
3,606	Zero Coupon, 08/03/18	3,283
2,675	Zero Coupon, 08/03/18	2,435
2,000	Zero Coupon, 03/07/19	1,783
26,800	Zero Coupon, 04/05/19	23,552

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

30,760	Zero Coupon, 09/26/19	26,559
	Government Trust Certificate,
4,488	Zero Coupon, 10/01/15	4,365
5,741	Zero Coupon, 04/01/16	5,520
13,319	Zero Coupon, 04/01/19	11,725
	Residual Funding Corp. STRIPS,
117,650	Zero Coupon, 10/15/19	102,421
241,750	Zero Coupon, 07/15/20	204,081
56,600	Zero Coupon, 10/15/20	47,245
22,000	Zero Coupon, 01/15/21	18,158
	Tennessee Valley Authority,
2,935	4.625%, 09/15/60	2,769
9,195	5.250%, 09/15/39	10,016
9,500	5.500%, 07/18/17	10,959
550	5.500%, 06/15/38	621
8,550	5.880%, 04/01/36	10,137
	Tennessee Valley Authority STRIPS,
4,138	Zero Coupon, 12/15/17	3,787
7,506	Zero Coupon, 01/15/19	6,689
12,000	Zero Coupon, 05/01/19	10,426
17,900	Zero Coupon, 11/01/25	10,916
2,500	Zero Coupon, 06/15/35	946

	Total U.S. Government Agency Securities (Cost $688,824)	670,466

U.S. Treasury Obligations — 20.7%
	U.S. Treasury Bonds,
87,600	4.500%, 02/15/36	101,151
7,650	4.500%, 05/15/38	8,832
2,000	4.500%, 08/15/39	2,312
38,325	4.750%, 02/15/37	45,798
23,500	5.000%, 05/15/37	29,048
650	5.250%, 11/15/28	806
4,000	5.250%, 02/15/29	4,959
6,900	5.375%, 02/15/31	8,744
14,350	5.500%, 08/15/28	18,209
4,300	6.000%, 02/15/26	5,635
4,550	6.125%, 11/15/27	6,091
2,500	6.125%, 08/15/29	3,388
7,650	6.250%, 05/15/30	10,550
4,750	6.375%, 08/15/27	6,487
7,550	6.500%, 11/15/26	10,360
7,300	6.625%, 02/15/27	10,139
7,800	6.750%, 08/15/26	10,898
6,620	7.125%, 02/15/23	9,129
16,490	7.250%, 08/15/22 (m)	22,756

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	89

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
56,392	7.500%, 11/15/16 (m)	68,142
8,717	7.875%, 02/15/21 (m)	12,102
8,000	8.000%, 11/15/21	11,342
16,650	8.125%, 05/15/21	23,529
48,180	8.500%, 02/15/20	67,256
25,150	8.750%, 05/15/20	35,754
73,089	8.750%, 08/15/20	104,580
79,750	8.875%, 08/15/17 (m)	103,451
30,200	11.250%, 02/15/15	34,980
	U.S. Treasury Bonds STRIPS,
27	08/15/15	27
7,010	11/15/15	6,937
8,361	11/15/15	8,274
94,812	02/15/16 (m)	93,448
53,427	08/15/16	52,187
55,981	11/15/16	54,338
103,866	02/15/17	100,222
40,461	08/15/17	38,510
90,980	11/15/17	85,973
35,450	02/15/18	33,227
29,500	05/15/18	27,427
56,581	08/15/18	52,169
11,897	02/15/19	10,785
85,365	05/15/19 (m)	76,612
182,720	08/15/19	162,503
18,000	02/15/20	15,699
453,096	05/15/20 (m)	391,212
4,550	05/15/20	3,941
196,150	08/15/20 (m)	167,614
13,125	11/15/20	11,095
39,925	02/15/21	33,356
107,200	05/15/21	88,538
49,800	08/15/21	40,689
106,325	11/15/21	85,848
42,408	02/15/22	33,878
6,000	05/15/22	4,739
7,869	02/15/23	6,011
22,000	05/15/23	16,611
1,200	02/15/24	876
7,000	05/15/24	5,047
12,925	08/15/24	9,206
20,400	11/15/24	14,348
5,800	02/15/25	4,032
2,700	05/15/25	1,855
13,100	02/15/26	8,692
22,300	05/15/26	14,619

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

16,289	08/15/26	10,553
99,050	11/15/26	63,412
173,600	02/15/27	109,805
22,925	05/15/27	14,326
41,800	08/15/27	25,824
75,650	11/15/27	46,241
75,284	02/15/28	45,462
11,300	05/15/28	6,745
8,900	08/15/28	5,251
34,300	11/15/28	20,008
41,115	02/15/29	23,693
3,200	05/15/29	1,824
21,200	08/15/29	11,949
16,120	11/15/29	8,984
108,400	02/15/30	59,797
48,100	05/15/30	26,237
33,550	08/15/30	18,096
20,000	11/15/30	10,666
36,800	02/15/31	19,401
27,375	05/15/31	14,276
26,525	08/15/31	13,691
15,400	11/15/31	7,864
20,925	02/15/32	10,576
15,050	05/15/32	7,523
1,700	08/15/32	842
42,750	11/15/32	20,934
49,850	05/15/33	23,912
23,375	08/15/33	11,092
43,275	11/15/33	20,319
28,675	02/15/34	13,321
14,050	05/15/34	6,467
28,050	08/15/34	12,765
24,100	11/15/34	10,856
42,000	02/15/35	18,730
18,600	05/15/35	8,211
1,700	08/15/35	743
1,175	05/15/36	498
	U.S. Treasury Inflation Indexed Bonds,
4,000	2.500%, 01/15/29	5,248
10,109	3.625%, 04/15/28 (m)	19,851
	U.S. Treasury Inflation Indexed Notes,
4,000	0.125%, 04/15/16	4,336
25,000	0.500%, 04/15/15	27,575
4,750	1.125%, 01/15/21	5,359
23,000	1.250%, 04/15/14	25,668
18,000	2.000%, 01/15/14	22,966

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
	U.S. Treasury Notes,
2,373	0.875%, 01/31/18	2,319
23,180	1.000%, 11/30/19	21,798
184,040	1.375%, 11/30/18	181,207
7,000	1.375%, 12/31/18	6,880
44,200	1.500%, 08/31/18	43,986
18,700	1.750%, 10/31/18	18,789
12,000	2.125%, 08/15/21	11,729
2,000	2.250%, 11/30/17	2,076
11,900	2.625%, 12/31/14	12,277
26,000	2.625%, 01/31/18	27,367
89,700	2.625%, 08/15/20	92,342
30,000	2.625%, 11/15/20	30,776
2,500	2.750%, 11/30/16	2,647
103,675	2.750%, 05/31/17 (m)	109,871
24,140	2.750%, 12/31/17	25,551
30,610	2.875%, 03/31/18	32,545
80,500	3.125%, 10/31/16	86,167
10,000	3.125%, 01/31/17	10,720
143,855	3.125%, 04/30/17	154,363
201,292	3.125%, 05/15/19	215,618
44,500	3.125%, 05/15/21	46,923
196,850	3.250%, 12/31/16 (m)	211,691
77,000	3.250%, 03/31/17	82,937
17,150	3.375%, 11/15/19	18,597
29,000	3.500%, 02/15/18	31,626
55,000	3.500%, 05/15/20	59,911
2,100	3.625%, 02/15/20	2,306
19,000	3.625%, 02/15/21	20,759
22,000	4.000%, 02/15/15	23,184
62,800	4.250%, 11/15/17	70,395
5,400	4.500%, 11/15/15	5,876

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,000	4.500%, 02/15/16	3,288
55,060	4.500%, 05/15/17	61,835
9,500	4.625%, 02/15/17	10,668
95,765	4.750%, 08/15/17	108,910

	Total U.S. Treasury Obligations (Cost $5,039,542)	5,226,804

Loan Assignments — 0.3%
	Financials — 0.3%
	Real Estate Management & Development — 0.3%
6,929	FiveTen Group Holdings Ltd., Revolving Loan,
	VAR, 4.250%, 04/14/14 (i)	6,894
53,981	Invitation Homes, Revolving Loan,
	VAR, 3.750%, 03/15/15 (i)	53,711
6,829	Tricon Capital Group Inc., Revolving Loan,
	VAR, 4.100%, 06/13/15 (i)	6,795

	Total Loan Assignments (Cost $67,739)	67,400

SHARES
Short-Term Investment — 0.5%
	Investment Company — 0.5%
134,687	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $134,687)	134,687

	Total Investments — 99.7% (Cost $24,683,625)	25,201,027
	Other Assets in Excess of Liabilities — 0.3%	85,105

	NET ASSETS — 100.0%	$25,286,132

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	91

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 7.7%
2,013	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.984%, 12/27/22 (e)	2,032
	Accredited Mortgage Loan Trust,
1,249	Series 2006-1, Class A3, VAR, 0.364%, 04/25/36	1,206
1,062	Series 2006-2, Class A3, VAR, 0.334%, 09/25/36	1,020
	Ally Auto Receivables Trust,
464	Series 2010-3, Class A4, 1.550%, 08/17/15	466
17	Series 2011-1, Class A3, 1.380%, 01/15/15	17
444	Series 2012-1, Class A4, 1.210%, 07/15/16	447
	American Credit Acceptance Receivables Trust,
2,122	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	2,128
946	Series 2012-2, Class B, 2.750%, 02/15/18 (e)	955
2,710	Series 2012-3, Class C, 2.780%, 09/17/18 (e)	2,693
3,000	Series 2012-3, Class D, 5.000%, 12/16/19 (e)	2,982
5,000	Series 2013-2, Class D, 5.920%, 08/17/20 (e)	4,999
	AmeriCredit Automobile Receivables Trust,
353	Series 2012-1, Class A3, 1.230%, 09/08/16	355
1,244	Series 2012-3, Class A3, 0.960%, 01/09/17	1,246
2,187	Series 2012-4, Class A3, 0.670%, 06/08/17	2,182
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
724	Series 2003-5, Class A6, SUB, 4.521%, 04/25/33	724
199	Series 2003-13, Class AF6, SUB, 4.809%, 01/25/34	198
8	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 07/25/28	9
3,397	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	3,391
	Bear Stearns Asset-Backed Securities Trust,
676	Series 2003-SD2, Class 2A, VAR, 2.907%, 06/25/43	674
916	Series 2006-SD1, Class A, VAR, 0.554%, 04/25/36	851
1,330	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,308
3,599	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	3,592

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

4,006	CarNow Auto Receivables Trust, Series 2013-1A, Class B, 1.970%, 11/15/17 (e)	4,002
	Centex Home Equity Loan Trust,
297	Series 2001-B, Class A6, 6.360%, 07/25/32	300
428	Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	444
135	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	133
813	Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	845
1,667	CFC LLC, Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	1,636
	Chase Funding Trust,
277	Series 2003-5, Class 1A4, 4.396%, 02/25/30	277
318	Series 2003-6, Class 1A4, 4.499%, 11/25/34	320
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,576
966	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.848%, 08/25/33	931
	CNH Equipment Trust,
523	Series 2011-B, Class A3, 0.910%, 08/15/16	523
27	Series 2012-C, Class A3, 0.570%, 12/15/17	27
5,000	Concord Funding Co. LLC, Series 2013-1, Class A, 2.420%, 02/15/15 (e)	4,866
5,000	Conix Mortgage Asset Trust, Series 2013-1, Class M1, VAR, 5.000%, 12/25/47 (e) (i)	4,719
	Countrywide Asset-Backed Certificates,
297	Series 2004-1, Class 3A, VAR, 0.744%, 04/25/34	286
590	Series 2004-1, Class M1, VAR, 0.934%, 03/25/34	548
124	Series 2004-1, Class M2, VAR, 1.009%, 03/25/34	119
1,539	Series 2004-6, Class M1, VAR, 0.784%, 10/25/34	1,317
	CPS Auto Receivables Trust,
357	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	363
4,351	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	4,400
1,035	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	1,030
	CPS Auto Trust,
1,436	Series 2012-C, Class B, 2.280%, 12/16/19 (e)	1,448

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
841	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	840
	Credit Acceptance Auto Loan Trust,
565	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	570
3,708	Series 2012-2A, Class B, 2.210%, 09/15/20 (e)	3,717
90	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	99
186	Distressed Asset Portfolio I, LLC, 3.500%, 12/31/15 (i)	700
658	DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	658
653	Equity One Mortgage Pass-Through Trust, Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	658
	Exeter Automobile Receivables Trust,
2,090	Series 2012-2A, Class B, 2.220%, 12/15/17 (e)	2,099
2,206	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	2,195
	Federal National Mortgage Association REMIC Trust,
27	Series 1995-W4, Class A6, VAR, 7.500%, 07/25/25	29
59	Series 1995-W5, Class A5, VAR, 7.080%, 12/25/25	59
170	First Frankin Mortgage Loan Trust, Series 2005-FF9, Class A3, VAR, 0.464%, 10/25/35	169
3,000	First Investors Auto Owner Trust, Series 2013-1A, Class C, 2.020%, 01/15/19 (e)	2,917
3,875	Flagship Credit Auto Trust, Series 2013-1, Class C, 3.590%, 03/15/19 (e)	3,797
500	Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.150%, 06/15/17	504
1,049	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	1,075
	HLSS Servicer Advance Receivables Backed Notes,
3,000	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	3,016
1,296	Series 2012-T2, Class B1, 1.740%, 10/15/43 (e)	1,296
1,296	Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,310
1,250	Series 2012-T2, Class C2, 3.960%, 10/15/45 (e)	1,296

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

1,000		Series 2012-T2, Class D1, 3.960%, 10/15/43 (e)	1,002
505		Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	506
449		Series 2013-T1, Class D2, 3.228%, 01/16/46 (e)	450
750		Series 2013-T2, Class D2, 2.388%, 05/16/44 (e)	746
374		Home Loan Trust, Series 2003-HI2, Class A6, SUB, 5.260%, 07/25/28	380
84		Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.970%, 04/16/18	84
		HSBC Home Equity Loan Trust,
—	(h)	Series 2005-2, Class A1, VAR, 0.454%, 01/20/35	—	(h)
619		Series 2005-2, Class M1, VAR, 0.644%, 01/20/35	612
619		Series 2005-2, Class M2, VAR, 0.674%, 01/20/35	590
		HSBC Home Equity Loan Trust USA,
236		Series 2006-1, Class A1, VAR, 0.344%, 01/20/36	229
550		Series 2006-2, Class A1, VAR, 0.334%, 03/20/36	539
450		Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	453
1,284		Series 2007-2, Class A3F, SUB, 5.810%, 07/20/36	1,325
690		Series 2007-3, Class APT, VAR, 1.384%, 11/20/36	687
582		Huntington Auto Trust, Series 2012-1, Class A3, 0.810%, 09/15/16	583
272		Hyundai Auto Receivables Trust, Series 2012-A, Class A4, 0.950%, 12/15/16	273
		KGS-Alpha Capital Markets LP,
46,079		VAR, 0.667%, 08/25/38	2,038
45,437		Series 2012-4, VAR, 0.813%, 09/25/37	2,463
28,477		Series 2013-2, VAR, 1.295%, 03/25/39	1,762
573		Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.534%, 07/25/34 (e)	567
		Long Beach Mortgage Loan Trust,
127		Series 2004-1, Class M3, VAR, 1.234%, 02/25/34	116
43		Series 2004-5, Class M6, VAR, 2.684%, 09/25/34 (i)	6
9,661		LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 06/15/18 (i)	9,661

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	93

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
	Mid-State Capital Corp. Trust,
205	Series 2005-1, Class A, 5.745%, 01/15/40	219
2,031	Series 2006-1, Class A, 5.787%, 10/15/40 (e)	2,140
2,843	Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,820
1,136	Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	1,146
597	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.434%, 03/25/33	535
1,547	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class ET1, 4.458%, 02/15/45 (e)	1,543
1,100	Nationstar Mortgage Advance Receivables Trust, Series 2013-T1A, 3.721%, 06/20/44 (e)	1,098
	New Century Home Equity Loan Trust,
1,000	Series 2003-5, Class AI6, SUB, 5.292%, 11/25/33	1,017
610	Series 2005-1, Class M1, VAR, 0.634%, 03/25/35	579
5,050	Normandy Mortgage Loan Trust, Series 2013-NPL3, Class A, 4.949%, 09/16/43 (e)	5,050
1,999	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M2, VAR, 0.864%, 09/25/34	1,968
949	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	938
2,500	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	2,494
873	RASC Trust, Series 2005-EMX3, Class M1, VAR, 0.614%, 09/25/35	872
6,166	Real Estate Asset Trust, Series 2013-2A, Class A2, 5.682%, 07/25/43 (e) (i)	6,166
	Resort Finance Timeshare Receivables Trust,
177	Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	177
1,851	Series 2012-2, 5.750%, 09/05/18 (i)	1,851
2,500	RMAT, Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	2,476
617	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	605
1,029	Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class B, 1.660%, 08/15/16 (e)	1,033
	Santander Drive Auto Receivables Trust,
219	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	219

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

144	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	144
411	Series 2012-1, Class A3, 1.490%, 10/15/15	413
533	Series 2012-2, Class A3, 1.220%, 12/15/15	534
536	Series 2012-3, Class A3, 1.080%, 04/15/16	537
4,365	Series 2012-3, Class C, 3.010%, 04/16/18	4,407
1,911	Series 2012-5, Class A3, 0.830%, 12/15/16	1,910
285	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.846%, 01/25/36	178
770	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	773
1,894	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.264%, 06/25/37	1,478
5,251	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	5,198
2,250	Springleaf Funding Trust, Series 2013-AA, Class C, 5.000%, 09/15/21 (e)	2,183
	Stanwich Mortgage Loan Co. LLC,
1,950	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	1,953
2,555	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e)	2,563
5,113	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	5,126
5,000	Station Place Securitization Trust, Series 2013-1, VAR, 1.502%, 02/25/15	5,000
379	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.589%, 06/25/35	379
25	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-OSI, Class A2, VAR, 0.274%, 06/25/37	23
1,341	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.584%, 10/15/15 (e)	1,364
180	Union Pacific Railroad Co. 2003 Pass-Through Trust, 4.698%, 01/02/24	193
1,500	Unipac IX LLC, 13.000%, 05/15/16 (i)	1,497
	United Auto Credit Securitization Trust,
660	Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	660
2,500	Series 2012-1, Class B, 1.870%, 09/15/15 (e)	2,499
490	VOLT LLC, Series 2012-RP3A, Class A1, SUB, 3.475%, 11/27/17 (e)	491
	Westgate Resorts LLC,
635	Series 2012-1, Class A, 4.500%, 09/20/25 (e)	646

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
2,720		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	2,730
2,633		World Omni Auto Receivables Trust, Series 2012-A, Class A3, 0.640%, 02/15/17	2,632
1,508		World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3, 0.930%, 11/16/15	1,508

		Total Asset-Backed Securities (Cost $196,705)	197,626

Collateralized Mortgage Obligations — 17.9%
		Agency CMO — 11.0%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
141		Series 23, Class KZ, 6.500%, 11/25/23	159
946		Series 24, Class J, 6.250%, 11/25/23	977
169		Series 31, Class Z, 8.000%, 04/25/24	194
		Federal Home Loan Mortgage Corp. REMIC,
13		Series 11, Class D, 9.500%, 07/15/19	14
11		Series 38, Class D, 9.500%, 05/15/20	12
5		Series 81, Class A, 8.125%, 11/15/20	5
13		Series 84, Class F, 9.200%, 10/15/20	15
6		Series 109, Class I, 9.100%, 01/15/21	7
2		Series 198, Class Z, 8.500%, 09/15/22	2
92		Series 1316, Class Z, 8.000%, 06/15/22	105
30		Series 1343, Class LB, 7.500%, 08/15/22	36
1		Series 1351, Class TF, HB, 1,010.000%, 08/15/22	18
67		Series 1456, Class Z, 7.500%, 01/15/23	75
432		Series 1543, Class VN, 7.000%, 07/15/23	491
314		Series 1577, Class PV, 6.500%, 09/15/23	325
—	(h)	Series 1595, Class D, 7.000%, 10/15/13	—	(h)
756		Series 1608, Class L, 6.500%, 09/15/23	832
721		Series 1611, Class Z, 6.500%, 11/15/23	813
687		Series 1628, Class LZ, 6.500%, 12/15/23	760
312		Series 1630, Class PK, 6.000%, 11/15/23	351
941		Series 1671, Class I, 7.000%, 02/15/24	1,055
16		Series 1671, Class QC, IF, 10.000%, 02/15/24	22
63		Series 1695, Class G, HB, IF, 27.146%, 03/15/24	110
41		Series 1710, Class GB, HB, IF, 40.899%, 04/15/24	88
157		Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	42
77		Series 2022, Class PE, 6.500%, 01/15/28	87
614		Series 2033, Class K, 6.050%, 08/15/23	667

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
497	Series 2036, Class PG, 6.500%, 01/15/28	554
79	Series 2089, Class PJ, IO, 7.000%, 10/15/28	11
1,493	Series 2091, Class PG, 6.000%, 11/15/28	1,665
1,056	Series 2113, Class MW, 6.500%, 01/15/29	1,185
331	Series 2116, Class ZA, 6.000%, 01/15/29	369
99	Series 2148, Class ZA, 6.000%, 04/15/29	110
237	Series 2201, Class C, 8.000%, 11/15/29	278
46	Series 2261, Class ZY, 7.500%, 10/15/30	53
524	Series 2293, Class ZA, 6.000%, 03/15/31	584
16	Series 2297, Class NB, 6.000%, 03/15/16	16
81	Series 2310, Class Z, 6.000%, 04/15/31	88
34	Series 2313, Class LA, 6.500%, 05/15/31	38
314	Series 2325, Class JO, PO, 06/15/31	299
826	Series 2330, Class PE, 6.500%, 06/15/31	839
148	Series 2344, Class QG, 6.000%, 08/15/16	158
184	Series 2345, Class PQ, 6.500%, 08/15/16	193
127	Series 2368, Class TG, 6.000%, 10/15/16	134
293	Series 2394, Class MC, 6.000%, 12/15/16	310
111	Series 2399, Class PG, 6.000%, 01/15/17	118
300	Series 2410, Class QB, 6.250%, 02/15/32	319
2,823	Series 2427, Class GE, 6.000%, 03/15/32	3,152
1,979	Series 2430, Class WF, 6.500%, 03/15/32	2,235
385	Series 2466, Class DH, 6.500%, 06/15/32	434
1,345	Series 2530, Class SK, IF, IO, 7.916%, 06/15/29	283
148	Series 2534, Class SI, HB, IF, 20.581%, 02/15/32	220
1,222	Series 2543, Class YX, 6.000%, 12/15/32	1,363
652	Series 2557, Class HL, 5.300%, 01/15/33	708
1,106	Series 2586, Class IO, IO, 6.500%, 03/15/33	221
321	Series 2594, Class IV, IO, 7.000%, 03/15/32	49
28	Series 2602, Class BX, 3.500%, 12/15/22	28
774	Series 2610, Class UI, IO, 6.500%, 05/15/33	156
1,070	Series 2613, Class H, 4.500%, 05/15/18	1,135
1,551	Series 2636, Class Z, 4.500%, 06/15/18	1,645
552	Series 2641, Class SK, IF, IO, 6.966%, 01/15/18	18
78	Series 2643, Class SA, HB, IF, 44.304%, 03/15/32	182
84	Series 2650, Class PO, PO, 12/15/32	82
90	Series 2650, Class SO, PO, 12/15/32	88
371	Series 2656, Class AC, 6.000%, 08/15/33	410

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	95

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,306	Series 2656, Class PE, 4.500%, 07/15/18	1,391
1,144	Series 2699, Class W, 5.500%, 11/15/33	1,222
619	Series 2707, Class KA, 4.500%, 11/15/18	651
82	Series 2707, Class KJ, 5.000%, 11/15/18	86
2,260	Series 2708, Class N, 4.000%, 11/15/18	2,370
705	Series 2733, Class SB, IF, 7.844%, 10/15/33	782
37	Series 2755, Class SA, IF, 13.832%, 05/15/30	39
600	Series 2756, Class NA, 5.000%, 02/15/24	646
155	Series 2764, Class S, IF, 13.290%, 07/15/33	181
97	Series 2779, Class SM, IF, IO, 6.966%, 10/15/18	4
926	Series 2801, Class JN, 5.000%, 06/15/33	967
1,595	Series 2843, Class BC, 5.000%, 08/15/19	1,733
1,000	Series 2845, Class QH, 5.000%, 08/15/34	1,087
1,250	Series 2864, Class NS, IF, IO, 6.916%, 09/15/34	140
1,502	Series 2912, Class EH, 5.500%, 01/15/35	1,773
332	Series 2934, Class CI, 5.000%, 01/15/34	344
1,075	Series 2980, Class QA, 6.000%, 05/15/35	1,192
97	Series 2980, Class QB, 6.500%, 05/15/35	109
980	Series 2989, Class TG, 5.000%, 06/15/25	1,070
199	Series 2990, Class SL, HB, IF, 23.818%, 06/15/34	294
2,353	Series 2994, Class SC, IF, IO, 5.416%, 02/15/33	180
427	Series 2995, Class FT, VAR, 0.434%, 05/15/29	426
1,720	Series 3005, Class ED, 5.000%, 07/15/25	1,889
141	Series 3005, Class PV, IF, 12.439%, 10/15/33	164
1,287	Series 3028, Class ME, 5.000%, 02/15/34	1,342
403	Series 3031, Class BN, HB, IF, 21.158%, 08/15/35	543
982	Series 3059, Class B, 5.000%, 02/15/35	1,059
751	Series 3062, Class HE, 5.000%, 01/15/34	777
617	Series 3064, Class OG, 5.500%, 06/15/34	644
51	Series 3068, Class AO, PO, 01/15/35	51
513	Series 3117, Class EO, PO, 02/15/36	476
196	Series 3134, Class PO, PO, 03/15/36	180
222	Series 3138, Class PO, PO, 04/15/36	207
241	Series 3151, Class PD, 6.000%, 11/15/34	243
802	Series 3152, Class MO, PO, 03/15/36	738
705	Series 3184, Class YO, PO, 03/15/36	554

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
5,241	Series 3187, Class Z, 5.000%, 07/15/36	5,680
858	Series 3189, Class PC, 6.000%, 08/15/35	895
2,328	Series 3201, Class IN, IF, IO, 6.066%, 08/15/36	274
3,667	Series 3202, Class HI, IF, IO, 6.466%, 08/15/36	645
1,513	Series 3219, Class PD, 6.000%, 11/15/35	1,615
1,026	Series 3274, Class B, 6.000%, 02/15/37	1,113
388	Series 3292, Class DO, PO, 03/15/37	360
2,115	Series 3305, Class IW, IF, IO, 6.266%, 04/15/37	422
79	Series 3306, Class TB, IF, 2.934%, 04/15/37	79
70	Series 3306, Class TC, IF, 2.394%, 04/15/37	69
247	Series 3331, Class PO, PO, 06/15/37	228
413	Series 3383, Class OP, PO, 11/15/37	382
802	Series 3531, Class SM, IF, IO, 5.916%, 05/15/39	116
156	Series 3542, Class TN, IF, 6.000%, 07/15/36	160
302	Series 3546, Class A, VAR, 2.615%, 02/15/39	311
816	Series 3572, Class JS, IF, IO, 6.616%, 09/15/39	127
1,086	Series 3605, Class NC, 5.500%, 06/15/37	1,230
2,072	Series 3609, Class SA, IF, IO, 6.156%, 12/15/39	396
767	Series 3610, Class CA, 4.500%, 12/15/39	821
335	Series 3611, Class PO, PO, 07/15/34	308
1,570	Series 3648, Class CY, 4.500%, 03/15/30	1,667
749	Series 3653, Class HJ, 5.000%, 04/15/40	811
1,810	Series 3662, Class PJ, 5.000%, 04/15/40	1,981
7,220	Series 3677, Class PB, 4.500%, 05/15/40	7,741
747	Series 3688, Class GT, VAR, 7.178%, 11/15/46	899
1,266	Series 3737, Class DG, 5.000%, 10/15/30	1,378
1,909	Series 3747, Class HI, IO, 4.500%, 07/15/37	181
1,333	Series 3819, Class ZQ, 6.000%, 04/15/36	1,451
1,403	Series 3827, Class BD, 4.000%, 08/15/39	1,489
1,016	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,066
941	Series 3855, Class AM, 6.500%, 11/15/36	1,060
951	Series 3890, Class ET, 5.500%, 11/15/23	1,047
1,633	Series 3895, Class PW, 4.500%, 07/15/41	1,711
6,601	Series 4030, Class IL, IO, 3.500%, 04/15/27	881

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
11,059	Series 4146, Class KI, IO, 3.000%, 12/15/32	1,932
	Federal Home Loan Mortgage Corp. STRIPS,
459	Series 186, Class PO, PO, 08/01/27	411
9,550	Series 262, Class 35, 3.500%, 07/15/42	9,603
4,064	Series 279, Class 35, 3.500%, 09/15/42	4,086
719	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 3.851%, 10/25/37	717
	Federal National Mortgage Association - ACES,
2,270	Series 2011-M2, Class A2, 3.645%, 07/25/21	2,360
1,680	Series 2011-M4, Class A2, 3.726%, 06/25/21	1,752
631	Series 2011-M8, Class A2, 2.922%, 08/25/21	615
3,505	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	3,449
3,259	Series 2013-M7, Class A2, 2.280%, 12/27/22	2,945
	Federal National Mortgage Association Grantor Trust,
37,379	Series 2001-T12, Class IO, IO, VAR, 0.541%, 08/25/41	629
1,248	Series 2002-T16, Class A2, 7.000%, 07/25/42	1,435
986	Series 2002-T19, Class A1, 6.500%, 07/25/42	1,126
779	Series 2002-T4, Class A2, 7.000%, 12/25/41	878
1,492	Series 2002-T4, Class A4, 9.500%, 12/25/41	1,774
72,318	Series 2002-T4, Class IO, IO, VAR, 0.426%, 12/25/41	842
742	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	778
503	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	565
592	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	691
9,503	Series 2004-T3, Class 1IO4, IO, VAR, 0.592%, 02/25/44	158
	Federal National Mortgage Association REMIC,
8	Series 1988-13, Class C, 9.300%, 05/25/18	9
76	Series 1989-72, Class E, 9.350%, 10/25/19	87
4	Series 1989-98, Class H, 11.500%, 12/25/19	4
5	Series 1990-1, Class D, 8.800%, 01/25/20	6

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
6	Series 1990-110, Class H, 8.750%, 09/25/20	7
5	Series 1990-117, Class E, 8.950%, 10/25/20	5
51	Series 1991-141, Class PZ, 8.000%, 10/25/21	58
23	Series 1992-31, Class M, 7.750%, 03/25/22	26
28	Series 1992-79, Class Z, 9.000%, 06/25/22	32
17	Series 1992-101, Class J, 7.500%, 06/25/22	20
257	Series 1992-188, Class PZ, 7.500%, 10/25/22	290
276	Series 1992-200, Class SK, HB, IF, 23.238%, 11/25/22	457
22	Series 1993-23, Class PZ, 7.500%, 03/25/23	24
164	Series 1993-56, Class PZ, 7.000%, 05/25/23	184
87	Series 1993-60, Class Z, 7.000%, 05/25/23	97
184	Series 1993-79, Class PL, 7.000%, 06/25/23	207
306	Series 1993-141, Class Z, 7.000%, 08/25/23	344
144	Series 1993-149, Class M, 7.000%, 08/25/23	164
477	Series 1993-160, Class ZA, 6.500%, 09/25/23	529
52	Series 1993-165, Class SA, IF, 19.411%, 09/25/23	74
6	Series 1993-205, Class H, PO, 09/25/23	5
49	Series 1993-247, Class SM, HB, IF, 26.618%, 12/25/23	84
55	Series 1993-255, Class E, 7.100%, 12/25/23	61
9	Series 1994-1, Class L, 6.500%, 01/25/14	9
153	Series 1994-23, Class PX, 6.000%, 08/25/23	154
532	Series 1994-29, Class Z, 6.500%, 02/25/24	608
76	Series 1994-65, Class PK, PO, 04/25/24	71
356	Series 1995-4, Class Z, 7.500%, 10/25/22	406
649	Series 1995-19, Class Z, 6.500%, 11/25/23	741
88	Series 1997-11, Class E, 7.000%, 03/18/27	99
329	Series 1997-20, Class D, 7.000%, 03/17/27	384
36	Series 1997-27, Class J, 7.500%, 04/18/27	40
970	Series 1997-37, Class SM, IF, IO, 7.816%, 12/25/22	163

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	97

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
500	Series 1997-42, Class EG, 8.000%, 07/18/27	585
454	Series 1997-63, Class ZA, 6.500%, 09/18/27	504
477	Series 1998-66, Class FB, VAR, 0.534%, 12/25/28	479
847	Series 1999-47, Class JZ, 8.000%, 09/18/29	986
284	Series 2000-8, Class Z, 7.500%, 02/20/30	332
370	Series 2001-4, Class PC, 7.000%, 03/25/21	412
2	Series 2001-5, Class OW, 6.000%, 03/25/16	2
435	Series 2001-14, Class Z, 6.000%, 05/25/31	485
566	Series 2001-16, Class Z, 6.000%, 05/25/31	631
436	Series 2001-36, Class ST, IF, IO, 8.316%, 11/25/30	101
1,206	Series 2001-72, Class SB, IF, IO, 7.316%, 12/25/31	241
2,305	Series 2001-81, Class HE, 6.500%, 01/25/32	2,558
177	Series 2002-11, Class QG, 5.500%, 03/25/17	185
147	Series 2002-19, Class SC, IF, 13.853%, 03/17/32	193
187	Series 2002-55, Class QE, 5.500%, 09/25/17	198
2,903	Series 2002-56, Class PE, 6.000%, 09/25/32	3,235
208	Series 2002-63, Class KC, 5.000%, 10/25/17	221
91	Series 2002-73, Class AN, 5.000%, 11/25/17	97
1,631	Series 2002-86, Class PG, 6.000%, 12/25/32	1,833
687	Series 2003-14, Class EH, IF, IO, 7.416%, 03/25/18	72
1,100	Series 2003-17, Class EQ, 5.500%, 03/25/23	1,231
609	Series 2003-18, Class GT, 5.000%, 03/25/18	650
1,529	Series 2003-22, Class Z, 6.000%, 04/25/33	1,723
139	Series 2003-30, Class IP, IO, 5.750%, 08/25/32	3
1,552	Series 2003-47, Class PE, 5.750%, 06/25/33	1,684
632	Series 2003-58, Class TB, 5.000%, 03/25/32	640
478	Series 2003-64, Class KS, IF, 9.402%, 07/25/18	536

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Agency CMO — Continued
109		Series 2003-64, Class SX, IF, 13.282%, 07/25/33	127
738		Series 2003-83, Class PG, 5.000%, 06/25/23	788
30		Series 2003-91, Class SD, IF, 12.193%, 09/25/33	35
1,000		Series 2003-92, Class VH, 5.000%, 02/25/19	1,042
664		Series 2003-106, Class WE, 4.500%, 11/25/22	680
10		Series 2003-128, Class KE, 4.500%, 01/25/14	10
—	(h)	Series 2003-128, Class NG, 4.000%, 01/25/19	—	(h)
445		Series 2004-8, Class GD, 4.500%, 10/25/32	459
760		Series 2004-21, Class AE, 4.000%, 04/25/19	805
431		Series 2004-72, Class F, VAR, 0.684%, 09/25/34	436
84		Series 2005-42, Class PS, IF, 16.540%, 05/25/35	111
158		Series 2005-51, Class MO, PO, 06/25/35	130
2,639		Series 2005-53, Class CS, IF, IO, 6.516%, 06/25/35	492
317		Series 2005-65, Class KO, PO, 08/25/35	303
—	(h)	Series 2005-68, Class BC, 5.250%, 06/25/35	—	(h)
2,483		Series 2005-72, Class WS, IF, IO, 6.566%, 08/25/35	340
742		Series 2005-84, Class XM, 5.750%, 10/25/35	821
1,288		Series 2005-87, Class PE, 5.000%, 12/25/33	1,322
253		Series 2005-90, Class ES, IF, 16.415%, 10/25/35	340
1,094		Series 2005-97, Class B, 5.500%, 11/25/35	1,208
274		Series 2005-106, Class US, HB, IF, 23.892%, 11/25/35	427
235		Series 2005-116, Class PB, 6.000%, 04/25/34	249
1,423		Series 2006-9, Class KZ, 6.000%, 03/25/36	1,544
1,263		Series 2006-20, Class IB, IF, IO, 6.406%, 04/25/36	221
486		Series 2006-22, Class AO, PO, 04/25/36	447
414		Series 2006-27, Class OH, PO, 04/25/36	389
435		Series 2006-59, Class QO, PO, 01/25/33	427
414		Series 2006-61, Class AP, 6.000%, 08/25/35	442

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
1,562		Series 2006-77, Class PC, 6.500%, 08/25/36	1,753
718		Series 2006-110, Class PO, PO, 11/25/36	661
42		Series 2006-114, Class DS, VAR, 0.000%, 12/25/36	40
1,428		Series 2006-114, Class HD, 5.500%, 10/25/35	1,490
455		Series 2006-128, Class PO, PO, 01/25/37	409
689		Series 2007-10, Class Z, 6.000%, 02/25/37	762
869		Series 2007-22, Class SC, IF, IO, 5.896%, 03/25/37	127
16,599		Series 2007-54, Class IB, IF, IO, 6.226%, 06/25/37	2,778
338		Series 2007-68, Class IA, IO, 6.500%, 06/25/37	48
1,034		Series 2007-71, Class GZ, 6.000%, 07/25/47	1,169
205		Series 2007-100, Class ND, 5.750%, 10/25/35	213
8,035		Series 2007-109, Class YI, IF, IO, 6.266%, 12/25/37	1,516
1,165		Series 2008-24, Class VB, 5.000%, 09/25/25	1,214
3,603		Series 2008-62, Class SM, IF, IO, 6.016%, 07/25/38	526
852		Series 2008-68, Class VK, 5.500%, 03/25/27	883
432		Series 2008-68, Class VN, 5.500%, 03/25/27	436
5,617		Series 2008-91, Class SI, IF, IO, 5.816%, 03/25/38	612
916		Series 2008-93, Class AM, 5.500%, 06/25/37	980
542		Series 2008-95, Class AI, IO, 5.000%, 12/25/23	38
—	(h)	Series 2009-3, Class PA, 5.000%, 01/25/37	—	(h)
578		Series 2009-17, Class AI, IO, 5.000%, 03/25/24	52
1,448		Series 2009-23, Class MI, IO, 4.500%, 04/25/24	119
1,070		Series 2009-29, Class LA, VAR, 2.646%, 05/25/39	985
1,447		Series 2009-52, Class PI, IO, 5.000%, 07/25/39	233
4,040		Series 2009-89, Class A1, 5.410%, 05/25/35	4,355
1,266		Series 2009-108, Class VN, 5.000%, 09/25/39	1,319

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Agency CMO — Continued
3,048		Series 2009-112, Class ST, IF, IO, 6.066%, 01/25/40	354
2,003		Series 2009-112, Class SW, IF, IO, 6.066%, 01/25/40	233
1,381		Series 2010-10, Class NT, 5.000%, 02/25/40	1,503
1,473		Series 2010-19, Class VA, 5.000%, 02/25/21	1,517
4,210		Series 2010-35, Class SB, IF, IO, 6.236%, 04/25/40	585
827		Series 2010-43, Class CI, IO, 4.500%, 02/25/25	73
1,038		Series 2010-49, Class SC, IF, 12.292%, 03/25/40	1,210
—	(h)	Series 2010-64, Class DM, 5.000%, 06/25/40	—	(h)
4,501		Series 2010-70, Class SA, IF, IO, 6.000%, 04/25/38	817
1,236		Series 2010-71, Class HJ, 5.500%, 07/25/40	1,392
973		Series 2010-111, Class AE, 5.500%, 04/25/38	1,057
1,398		Series 2011-19, Class ZY, 6.500%, 07/25/36	1,554
1,385		Series 2011-22, Class MA, 6.500%, 04/25/38	1,561
8,425		Series 2012-46, Class KI, IO, 3.500%, 05/25/27	1,138
1,008		Series 2012-132, Class US, IF, 11.776%, 12/25/42	1,024
13,240		Series 2012-148, Class IE, IO, 3.000%, 01/25/33	2,153
23,987		Series 2013-13, Class IK, IO, 2.500%, 03/25/28	2,549
24		Series G-29, Class O, 8.500%, 09/25/21	27
12		Series G92-30, Class Z, 7.000%, 06/25/22	13
27		Series G92-62, Class B, PO, 10/25/22	25
		Federal National Mortgage Association REMIC Trust,
714		Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	810
7,587		Series 2002-W10, Class IO, IO, VAR, 0.951%, 08/25/42	182
13,659		Series 2002-W7, Class IO1, IO, VAR, 0.922%, 06/25/29	403
295		Series 2003-W4, Class 2A, VAR, 6.423%, 10/25/42	313
28,981		Series 2004-W11, Class 1IO1, IO, VAR, 0.356%, 05/25/44	347

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	99

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,082	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	1,184
6,612	Series 2009-W1, Class A, 6.000%, 12/25/49	7,569
	Federal National Mortgage Association STRIPS,
2,612	Series 203, Class 2, IO, 8.000%, 02/01/23	377
434	Series 266, Class 2, IO, 7.500%, 08/01/24	76
2,466	Series 313, Class 1, PO, 06/01/31	2,344
665	Series 348, Class 30, IO, 5.500%, 12/01/18	60
631	Series 348, Class 31, IO, VAR, 5.500%, 12/01/18	62
559	Series 356, Class 42, IO, 5.500%, 12/01/19	58
971	Series 380, Class S36, IF, IO, 7.716%, 07/25/37	155
603	Series 383, Class 68, IO, 6.500%, 09/01/37	90
910	Series 383, Class 69, IO, VAR, 6.500%, 10/01/37	181
303	Series 383, Class 86, IO, VAR, 7.000%, 09/01/37	63
	Federal National Mortgage Association Trust,
29	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	31
385	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	406
839	Series 2004-W2, Class 1A, 6.000%, 02/25/44	926
54	Series 2004-W2, Class 1A3F, VAR, 0.534%, 02/25/44	54
228	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	264
562	Series 2004-W8, Class 3A, 7.500%, 06/25/44	658
934	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	1,063
935	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	1,049
	Government National Mortgage Association,
121	Series 1997-7, Class ZA, 9.000%, 05/16/27	139
27	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	32
380	Series 1999-44, Class ZG, 8.000%, 12/20/29	450
241	Series 2000-9, Class Z, 8.000%, 06/20/30	289
1,980	Series 2002-4, Class TD, 7.000%, 01/20/32	2,229
1,335	Series 2002-13, Class QA, IF, IO, 7.866%, 02/16/32	287
714	Series 2002-45, Class QE, 6.500%, 06/20/32	814

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
40	Series 2002-47, Class HM, 6.000%, 07/16/32	44
4,137	Series 2002-68, Class SC, IF, IO, 5.516%, 10/16/32	719
1,880	Series 2002-84, Class PH, 6.000%, 11/16/32	2,106
1,174	Series 2003-18, Class PG, 5.500%, 03/20/33	1,320
213	Series 2003-52, Class SB, IF, 11.228%, 06/16/33	246
781	Series 2003-79, Class PV, 5.500%, 10/20/23	840
3,595	Series 2003-101, Class SK, IF, IO, 6.376%, 10/17/33	630
240	Series 2004-2, Class SA, IF, 19.847%, 01/16/34	358
3,765	Series 2004-19, Class KE, 5.000%, 03/16/34	4,175
4,430	Series 2004-59, Class SG, IF, IO, 6.316%, 07/20/34	618
38	Series 2004-73, Class AE, IF, 14.475%, 08/17/34	48
2,183	Series 2004-86, Class SP, IF, IO, 5.916%, 09/20/34	236
1,511	Series 2004-90, Class SI, IF, IO, 5.916%, 10/20/34	174
3,044	Series 2004-105, Class SN, IF, IO, 5.916%, 12/20/34	349
755	Series 2005-48, Class CS, IF, IO, 6.116%, 04/20/33	21
254	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	51
3,932	Series 2006-23, Class S, IF, IO, 6.316%, 01/20/36	473
3,124	Series 2006-26, Class S, IF, IO, 6.316%, 06/20/36	505
648	Series 2006-33, Class PK, 6.000%, 07/20/36	726
317	Series 2006-59, Class PC, 5.500%, 04/20/35	326
4,321	Series 2007-7, Class EI, IF, IO, 6.016%, 02/20/37	597
2,010	Series 2007-9, Class CI, IF, IO, 6.016%, 03/20/37	271
3,185	Series 2007-16, Class KU, IF, IO, 6.466%, 04/20/37	566
251	Series 2007-17, Class JO, PO, 04/16/37	223
1,122	Series 2007-22, Class PK, 5.500%, 04/20/37	1,254

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,935	Series 2007-24, Class SA, IF, IO, 6.326%, 05/20/37	650
1,114	Series 2007-26, Class SC, IF, IO, 6.016%, 05/20/37	154
1,830	Series 2007-35, Class TE, 6.000%, 06/20/37	2,097
853	Series 2007-67, Class SI, IF, IO, 6.326%, 11/20/37	136
207	Series 2008-29, Class PO, PO, 02/17/33	197
226	Series 2008-34, Class OC, PO, 06/20/37	148
1,371	Series 2008-40, Class PS, IF, IO, 6.316%, 05/16/38	237
2,425	Series 2008-40, Class SA, IF, IO, 6.216%, 05/16/38	398
232	Series 2008-43, Class NA, 5.500%, 11/20/37	248
1,657	Series 2008-49, Class PH, 5.250%, 06/20/38	1,835
6,480	Series 2008-50, Class SA, IF, IO, 6.046%, 06/20/38	921
2,429	Series 2008-55, Class PL, 5.500%, 06/20/38	2,714
1,980	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	303
3,904	Series 2009-16, Class SJ, IF, IO, 6.616%, 05/20/37	723
1,866	Series 2009-72, Class SM, IF, IO, 6.066%, 08/16/39	244
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	91
2,739	Series 2009-77, Class CS, IF, IO, 6.816%, 06/16/38	384
638	Series 2009-79, Class OK, PO, 11/16/37	574
566	Series 2009-81, Class A, 5.750%, 09/20/36	629
1,113	Series 2009-83, Class TS, IF, IO, 5.916%, 08/20/39	125
2,016	Series 2009-106, Class XL, IF, IO, 6.566%, 06/20/37	294
2,926	Series 2010-4, Class SB, IF, IO, 6.316%, 08/16/39	330
261	Series 2010-14, Class DO, PO, 03/20/36	258
415	Series 2010-14, Class QP, 6.000%, 12/20/39	453
923	Series 2010-31, Class SK, IF, IO, 5.916%, 11/20/34	107
5,500	Series 2010-61, Class PC, 4.500%, 02/20/37	5,914
1,500	Series 2010-107, Class AY, 5.000%, 10/20/36	1,608

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
1,335	Series 2010-157, Class OP, PO, 12/20/40	1,088
5,096	Series 2013-H04, Class BA, 1.650%, 02/20/63	4,913
297	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	296
	Vendee Mortgage Trust,
909	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,053
2,341	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,677
325	Series 1999-1, Class 2Z, 6.500%, 01/15/29	370

		280,260

	Non-Agency CMO — 6.9%
380	ABN Amro Mortgage Corp., Series 2003-9, Class A1, 4.500%, 08/25/18	386
230	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, VAR, 0.414%, 09/25/35	209
1,866	AJAX Mortgage Loan Trust, Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	1,844
	Alternative Loan Trust,
220	Series 2003-J3, Class 2A1, 6.250%, 12/25/33	233
208	Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	209
130	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	132
1,705	Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,767
108	Series 2004-J13, Class 1A4, SUB, 5.030%, 02/25/35	109
800	Series 2005-23CB, Class A2, 5.500%, 07/25/35	738
4,388	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,967
1,432	Series 2005-86CB, Class A11, 5.500%, 02/25/36	1,180
128	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	127
51	Series 2005-J7, Class 1A9, 5.500%, 07/25/35	2
364	Series 2006-26CB, Class A9, 6.500%, 09/25/36	284
122	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	123
	American General Mortgage Loan Trust,
882	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	921
3,000	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	3,074

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	101

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
760	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	791
300	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	313
86	ASG Resecuritization Trust, Series 2009-2, Class A55, VAR, 4.863%, 05/24/36 (e)	88
	Banc of America Alternative Loan Trust,
455	Series 2003-11, Class 2A1, 6.000%, 01/25/34	475
724	Series 2004-1, Class 1A1, 6.000%, 02/25/34	743
404	Series 2004-6, Class 4A1, 5.000%, 07/25/19	411
	Banc of America Funding Trust,
1,500	Series 2005-5, Class 3A5, 5.500%, 08/25/35	1,364
251	Series 2005-7, Class 30PO, PO, 11/25/35	195
1,376	Series 2005-E, Class 4A1, VAR, 2.688%, 03/20/35	1,368
	Banc of America Mortgage Trust,
960	Series 2003-3, Class 1A7, 5.500%, 05/25/33	988
440	Series 2003-4, Class 1B1, 5.500%, 06/25/33	415
164	Series 2003-7, Class A2, 4.750%, 09/25/18	170
164	Series 2004-2, Class 2A4, 5.500%, 03/25/34	158
929	Series 2004-3, Class 2A1, 5.500%, 04/25/34	948
481	Series 2004-5, Class 3A3, 5.000%, 06/25/19	497
167	Series 2004-5, Class 4A1, 4.750%, 06/25/19	173
223	Series 2004-7, Class 2A2, 5.750%, 08/25/34	225
123	Series 2004-8, Class XPO, PO, 10/25/34	104
1	Series 2004-11, Class 15PO, PO, 01/25/20	1
526	Series 2004-F, Class 1A1, VAR, 2.623%, 07/25/34	524
90	Series 2005-1, Class 15PO, PO, 02/25/20	80
504	Series 2005-1, Class 1A17, 5.500%, 02/25/35	457
568	Series 2005-1, Class 2A1, 5.000%, 02/25/20	587
343	Series 2005-8, Class A4, 5.500%, 09/25/35	341
78	Series 2005-10, Class 15PO, PO, 11/25/20	69
96	Series 2005-11, Class 15PO, PO, 12/25/20	84

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
	BCAP LLC Trust,
226	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	230
276	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/27/35 (e)	278
1,071	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	1,110
764	Series 2010-RR7, Class 16A1, VAR, 0.862%, 02/26/47 (e)	743
596	Series 2010-RR8, Class 3A3, VAR, 5.060%, 05/26/35 (e)	613
1,542	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,488
199	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.529%, 10/25/33	197
6	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.396%, 03/25/31	6
2,911	CAM Mortgage Trust, Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	2,865
	Chase Mortgage Finance Trust,
267	Series 2003-S13, Class A2, 5.000%, 11/25/33	279
499	Series 2004-S1, Class M, VAR, 5.097%, 02/25/19	463
3,966	Series 2007-A2, Class 2A1, VAR, 2.920%, 07/25/37	3,922
	CHL Mortgage Pass-Through Trust,
147	Series 2002-22, Class A20, 6.250%, 10/25/32	153
359	Series 2003-40, Class A3, 4.500%, 10/25/18	368
448	Series 2003-50, Class A1, 5.000%, 11/25/18	461
91	Series 2003-J7, Class 2A13, 5.000%, 08/25/33	90
665	Series 2004-3, Class A25, 5.750%, 04/25/34	659
1,180	Series 2004-4, Class A13, 5.250%, 05/25/34	1,193
826	Series 2004-5, Class 2A9, 5.250%, 05/25/34	847
836	Series 2004-8, Class 2A1, 4.500%, 06/25/19	863
552	Series 2004-J1, Class 2A1, 4.750%, 01/25/19	563
1,102	Series 2004-J7, Class 2A2, 4.500%, 08/25/19	1,129

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
995	Series 2005-22, Class 2A1, VAR, 2.977%, 11/25/35	791
250	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	260
	Citigroup Mortgage Loan Trust,
1,379	Series 2009-3, Class 5A2, 6.000%, 02/25/37 (e)	1,352
821	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	827
744	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	762
	Citigroup Mortgage Loan Trust, Inc.,
26	Series 2003-UST1, Class PO3, PO, 12/25/18	24
205	Series 2004-HYB4, Class AA, VAR, 0.514%, 12/25/34	190
488	Series 2004-UST1, Class A3, VAR, 2.430%, 08/25/34	483
1,541	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	1,495
	Credit Suisse First Boston Mortgage Securities Corp.,
227	Series 2003-29, Class 8A1, 6.000%, 11/25/18	235
2,129	Series 2004-4, Class 5A4, IF, IO, 7.366%, 08/25/34	293
791	Series 2005-1, Class 1A16, 5.500%, 02/25/35	800
202	Series 2005-7, Class 5A1, 4.750%, 08/25/20	210
391	Series 2005-10, Class 10A4, 6.000%, 11/25/35	265
881	Series 2005-10, Class 6A13, 5.500%, 11/25/35	781
426	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	437
	CSMC,
1,500	Series 2010-16, Class A3, VAR, 3.946%, 06/25/50 (e)	1,486
4,667	Series 2010-11R, Class A6, VAR, 1.186%, 06/28/47 (e)	4,336
997	Series 2010-20R, Class 2A3, VAR, 3.500%, 06/27/37 (e)	912
514	Series 2011-7R, Class A1, VAR, 1.434%, 08/28/47 (e)	512
96	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	62

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
612	DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	618
1,042	First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, VAR, 2.201%, 09/25/34	1,021
	First Horizon Mortgage Pass-Through Trust,
60	Series 2003-8, Class 1A43, PO, 10/25/33	57
937	Series 2004-AR6, Class 2A1, VAR, 2.654%, 12/25/34	896
361	Series 2004-AR7, Class 2A2, VAR, 2.554%, 02/25/35	359
	GMACM Mortgage Loan Trust,
764	Series 2003-J10, Class A1, 4.750%, 01/25/19	760
353	Series 2004-J5, Class A7, 6.500%, 01/25/35	375
505	Series 2005-AR3, Class 3A4, VAR, 3.309%, 06/19/35	473
	GSR Mortgage Loan Trust,
449	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	455
668	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	706
504	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	541
539	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	564
654	Series 2005-2F, Class 1A5, 5.500%, 03/25/35	653
169	Series 2005-5F, Class 8A1, VAR, 0.684%, 06/25/35	160
98	Series 2005-5F, Class 8A3, VAR, 0.684%, 06/25/35	93
625	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	608
4,893	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	4,746
	Impac CMB Trust,
1,327	Series 2004-10, Class 3A1, VAR, 0.884%, 03/25/35	1,211
814	Series 2004-10, Class 3A2, VAR, 0.984%, 03/25/35	577
20	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	21
	JP Morgan Mortgage Trust,
1,271	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	1,320

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	103

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,056	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	1,043
777	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	788
1,088	Series 2006-A2, Class 4A1, VAR, 2.735%, 08/25/34	1,071
818	Series 2006-A2, Class 5A3, VAR, 2.849%, 11/25/33	814
263	Series 2007-A1, Class 5A2, VAR, 2.950%, 07/25/35	264
427	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	426
253	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.672%, 04/21/34	256
	MASTR Alternative Loan Trust,
337	Series 2003-7, Class 4A3, 8.000%, 11/25/18	356
196	Series 2003-8, Class 3A1, 5.500%, 12/25/33	206
489	Series 2003-9, Class 5A1, 4.500%, 12/25/18	502
964	Series 2004-6, Class 6A1, 6.500%, 07/25/34	1,023
889	Series 2004-6, Class 7A1, 6.000%, 07/25/34	912
136	Series 2004-7, Class 30PO, PO, 08/25/34	105
83	Series 2004-7, Class 3A1, 6.500%, 08/25/34	86
555	Series 2004-8, Class 6A1, 5.500%, 09/25/19	579
733	Series 2004-10, Class 1A1, 4.500%, 09/25/19	749
232	Series 2004-11, Class 8A3, 5.500%, 10/25/19	236
40	Series 2005-1, Class 5A1, 5.500%, 01/25/20	41
	MASTR Asset Securitization Trust,
47	Series 2003-6, Class 8A1, 5.500%, 07/25/33	49
211	Series 2003-10, Class 3A1, 5.500%, 11/25/33	221
70	Series 2003-11, Class 10A1, 5.000%, 12/25/18	72
123	Series 2003-11, Class 3A1, 4.500%, 12/25/18	126
48	Series 2004-6, Class 15PO, PO, 07/25/19	44
410	Series 2004-6, Class 3A1, 5.250%, 07/25/19	421

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
174	Series 2004-6, Class 4A1, 5.000%, 07/25/19	180
58	Series 2004-8, Class PO, PO, 08/25/19	53
135	Series 2004-10, Class 1A1, 4.500%, 10/25/19	140
887	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	933
295	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	236
	Merrill Lynch Mortgage Investors Trust,
823	Series 2004-C, Class A2, VAR, 1.014%, 07/25/29	804
607	Series 2004-D, Class A3, VAR, 2.141%, 09/25/29	593
	Morgan Stanley Mortgage Loan Trust,
971	Series 2004-3, Class 4A, VAR, 5.697%, 04/25/34	1,011
445	Series 2004-7AR, Class 2A6, VAR, 2.472%, 09/25/34	438
359	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.504%, 02/25/35	334
276	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	283
890	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class 1A1, VAR, 2.828%, 02/25/35	880
	PaineWebber CMO Trust,
4	Series H, Class 4, 8.750%, 04/01/18	4
2	Series L, Class 4, 8.950%, 07/01/18	2
1,324	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	1,370
515	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	547
	RALI Trust,
468	Series 2003-QS14, Class A1, 5.000%, 07/25/18	477
1,633	Series 2003-QS19, Class NB2, 5.750%, 10/25/33	1,734
882	Series 2004-QS3, Class CB, 5.000%, 03/25/19	917
4,000	Series 2005-QS5, Class A4, 5.750%, 04/25/35	3,539
	Residential Asset Securitization Trust,
748	Series 2003-A8, Class A1, 3.750%, 10/25/18	760
316	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	267

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	RFMSI Trust,
307	Series 2004-S4, Class 2A7, 4.500%, 04/25/19	318
414	Series 2005-SA4, Class 1A1, VAR, 2.875%, 09/25/35	334
3,288	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	3,033
123	RFSC Trust, Series 2003-RM2, Class AII, 5.000%, 05/25/18	126
1,240	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	1,244
62	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	63
1,357	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 0.833%, 09/20/34	1,306
	Springleaf Mortgage Loan Trust,
1,500	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	1,571
457	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	465
2,591	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	2,624
10,000	Series 2012-2A, Class B1, 6.000%, 10/25/57 (e) (i)	10,363
2,800	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	2,899
661	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	655
1,265	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	1,242
1,214	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	1,206
2,860	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	2,809
4,075	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	3,884
2,084	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	2,009
5,050	Series 2013-2A, Class M2, 4.480%, 12/25/65 (e)	4,799
	Structured Adjustable Rate Mortgage Loan Trust,
547	Series 2004-14, Class 1A, VAR, 2.622%, 10/25/34	527
416	Series 2005-5, Class A1, VAR, 0.414%, 05/25/35	402
194	Series 2005-5, Class A2, VAR, 0.414%, 05/25/35	187

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
	Structured Asset Securities Corp.,
2,241	Series 2003-37A, Class 1A, VAR, 2.717%, 12/25/33	2,177
396	Series 2003-37A, Class 2A, VAR, 4.319%, 12/25/33	391
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
4,769	Series 2003-26A, Class 3A5, VAR, 2.481%, 09/25/33	4,581
451	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	462
350	Series 2004-7, Class 2A1, VAR, 0.364%, 05/25/24	364
103	Structured Asset Securities Corp. Trust, Series 2005-5, Class 2A1, 5.500%, 04/25/35	103
	Vericrest Opportunity Loan Transferee,
483	Series 2012-NL2A, Class A1, 2.487%, 02/26/52 (e)	484
589	Series 2012-NL2A, Class A2, 6.414%, 02/26/52 (e)	605
2,214	Series 2012-NL3A, Class A, VAR, 2.734%, 11/25/60 (e)	2,198
	WaMu Mortgage Pass-Through Certificates,
115	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	117
610	Series 2003-AR8, Class A, VAR, 2.448%, 08/25/33	609
427	Series 2003-AR9, Class 1A6, VAR, 2.428%, 09/25/33	427
41	Series 2003-S4, Class 3A, 5.500%, 06/25/33	42
187	Series 2004-AR3, Class A1, VAR, 2.457%, 06/25/34	188
1,726	Series 2004-AR3, Class A2, VAR, 2.457%, 06/25/34	1,734
403	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	419
401	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	421
1,707	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,776
152	Series 2005-AR2, Class 2A21, VAR, 0.514%, 01/25/45	134
1,516	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,398

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	105

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,214	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	1,281
768	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	769
	Wells Fargo Mortgage-Backed Securities Trust,
381	Series 2003-17, Class 2A9, PO, 01/25/34	318
149	Series 2003-18, Class A1, 5.500%, 12/25/33	153
671	Series 2003-D, Class A1, VAR, 2.513%, 02/25/33	654
262	Series 2003-F, Class A1, VAR, 2.510%, 06/25/33	261
328	Series 2003-M, Class A1, VAR, 4.687%, 12/25/33	328
194	Series 2004-B, Class A1, VAR, 4.960%, 02/25/34	192
287	Series 2004-DD, Class 2A8, VAR, 2.618%, 01/25/35	246
272	Series 2004-EE, Class 3A1, VAR, 2.853%, 12/25/34	270
375	Series 2004-EE, Class 3A2, VAR, 2.853%, 12/25/34	374
848	Series 2004-K, Class 1A2, VAR, 2.615%, 07/25/34	837
86	Series 2004-Q, Class 1A3, VAR, 2.620%, 09/25/34	86
307	Series 2004-Q, Class 2A2, VAR, 2.615%, 09/25/34	290
966	Series 2004-U, Class A1, VAR, 2.748%, 10/25/34	953
262	Series 2005-1, Class 1A1, 4.750%, 01/25/20	272
558	Series 2005-1, Class B1, VAR, 4.935%, 01/25/20	535
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	2,141
254	Series 2005-13, Class A1, 5.000%, 11/25/20	261
1,116	Series 2005-AR16, Class 2A1, VAR, 2.718%, 02/25/34	1,113

		176,043

	Total Collateralized Mortgage Obligations (Cost $446,403)	456,303

Commercial Mortgage-Backed Securities — 8.5%
	A10 Securitization LLC,
1,182	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	1,193

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

2,561	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	2,537
3,000	Series 2013-1, Class B, 4.120%, 11/15/25 (e)	2,951
2,985	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	2,791
	Banc of America Commercial Mortgage Trust,
485	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	524
3,175	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	3,479
1,005	Series 2006-4, Class A4, 5.634%, 07/10/46	1,096
3,566	Series 2006-5, Class A4, 5.414%, 09/10/47	3,889
4,000	Series 2007-2, Class AM, VAR, 5.802%, 04/10/49	4,372
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
1,730	Series 2005-1, Class AJ, VAR, 5.465%, 11/10/42	1,830
1,050	Series 2005-3, Class A4, 4.668%, 07/10/43	1,107
1,000	Series 2005-3, Class AM, 4.727%, 07/10/43	1,038
1,050	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	1,123
704	Series 2005-6, Class ASB, VAR, 5.358%, 09/10/47	709
500	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.683%, 06/24/50 (e)	550
5,115	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	4,797
	Bear Stearns Commercial Mortgage Securities Trust,
1,118	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	1,144
640	Series 2005-PWR7, Class A3, VAR, 5.116%, 02/11/41	671
2,570	Series 2006-PW11, Class A4, VAR, 5.610%, 03/11/39	2,786
75	Series 2006-PW12, Class A4, VAR, 5.901%, 09/11/38	82
250	Series 2006-T24, Class A4, 5.537%, 10/12/41	275
4,000	Series 2007-PW16, Class AM, VAR, 5.899%, 06/11/40	4,446
5,700	Series 2007-PW17, Class AMFL, VAR, 0.882%, 06/11/50 (e)	5,431
	CD Commercial Mortgage Trust,
7,705	Series 2005-CD1, Class AJ, VAR, 5.393%, 07/15/44	8,026

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
500	Series 2005-CD1, Class AM, VAR, 5.393%, 07/15/44	535
88,632	Series 2007-CD4, Class XC, IO, VAR, 0.213%, 12/11/49 (e)	673
	COBALT CMBS Commercial Mortgage Trust,
3,680	Series 2006-C1, Class A4, 5.223%, 08/15/48	3,965
4,471	Series 2006-C1, Class AM, 5.254%, 08/15/48	4,639
	COMM Mortgage Trust,
2,500	Series 2005-LP5, Class B, VAR, 5.105%, 05/10/43	2,612
2,023	Series 2012-CR2, Class XA, IO, VAR, 2.114%, 08/15/45	232
	Commercial Mortgage Trust,
2,330	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	2,425
7,402	Series 2006-GG7, Class AM, VAR, 6.056%, 07/10/38	8,065
	Credit Suisse Commercial Mortgage Trust,
1,500	Series 2006-C2, Class A3, VAR, 5.858%, 03/15/39	1,622
128,117	Series 2007-C2, Class AX, IO, VAR, 0.229%, 01/15/49 (e)	499
	Credit Suisse First Boston Mortgage Securities Corp.,
2,780	Series 1998-C2, Class F, VAR, 6.750%, 11/15/30 (e)	2,893
2,480	Series 2004-C1, Class D, VAR, 4.956%, 01/15/37 (e)	2,509
2,321	Series 2005-C3, Class AM, 4.730%, 07/15/37	2,414
1,714	DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	1,716
20,126	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.607%, 07/10/44 (e)	1,211
2,442	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	2,456
2,505	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	2,613
24,647	GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class X, IO, VAR, 1.218%, 05/15/35	785
645	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	682

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

2,014		GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	2,058
20,000		GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	1,381
465		GS Mortgage Securities Trust, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	502
793		GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	868
		JP Morgan Chase Commercial Mortgage Securities Corp.,
2,000		Series 2005-CB13, Class A4, VAR, 5.419%, 01/12/43	2,140
200		Series 2005-LDP2, Class AM, 4.780%, 07/15/42	210
		JP Morgan Chase Commercial Mortgage Securities Trust,
2,500		Series 2005-CB11, Class AJ, VAR, 5.567%, 08/12/37	2,636
173,908		Series 2005-CB11, Class X1, IO, VAR, 0.251%, 08/12/37 (e)	398
260,207		Series 2005-LDP5, Class X1, IO, VAR, 0.139%, 12/15/44 (e)	589
81,559		Series 2006-CB15, Class X1, IO, VAR, 0.434%, 06/12/43	499
—	(h)	Series 2006-CB16, Class A4, 5.552%, 05/12/45	—	(h)
1,285		Series 2006-CB17, Class A4, 5.429%, 12/12/43	1,399
595		Series 2006-LDP6, Class A4, VAR, 5.475%, 04/15/43	646
920		Series 2006-LDP6, Class AM, VAR, 5.525%, 04/15/43	1,002
1,160		Series 2006-LDP7, Class A4, VAR, 6.056%, 04/15/45	1,271
21,354		Series 2006-LDP8, Class X, IO, VAR, 0.715%, 05/15/45	321
2,000		Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	2,035
11,348		Series 2010-C2, Class XA, IO, VAR, 2.114%, 11/15/43 (e)	891
		LB-UBS Commercial Mortgage Trust,
570		Series 2004-C2, Class A4, 4.367%, 03/15/36	576
1,000		Series 2005-C2, Class A5, VAR, 5.150%, 04/15/30	1,051
5,000		Series 2005-C2, Class AJ, VAR, 5.205%, 04/15/30	5,171
405		Series 2006-C1, Class A4, 5.156%, 02/15/31	435

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	107

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
1,060	Series 2006-C4, Class A4, VAR, 6.061%, 06/15/38	1,168
560	Series 2006-C6, Class A4, 5.372%, 09/15/39	616
3,030	Series 2007-C1, Class AM, 5.455%, 02/15/40	3,272
4,650	Series 2007-C2, Class A3, 5.430%, 02/15/40	5,092
3,735	Series 2007-C6, Class A4, VAR, 5.858%, 07/15/40	4,089
3,690	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	4,045
	Merrill Lynch Mortgage Trust,
574	Series 2005-CKI1, Class A6, VAR, 5.458%, 11/12/37	612
1,425	Series 2005-CKI1, Class AM, VAR, 5.458%, 11/12/37	1,512
1,670	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,795
1,750	Series 2005-LC1, Class AJ, VAR, 5.548%, 01/12/44	1,880
2,000	Series 2005-LC1, Class AM, VAR, 5.489%, 01/12/44	2,132
1,755	Series 2006-C1, Class A4, VAR, 5.872%, 05/12/39	1,922
	ML-CFC Commercial Mortgage Trust,
1,725	Series 2006-1, Class A4, VAR, 5.657%, 02/12/39	1,855
250	Series 2006-4, Class A3, VAR, 5.172%, 12/12/49	272
109,675	Series 2006-4, Class XC, IO, VAR, 0.249%, 12/12/49 (e)	1,309
11,120	Series 2007-9, Class A4, 5.700%, 09/12/49	12,417
	Morgan Stanley Capital I Trust,
3,581	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	3,880
2,925	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	3,164
645	Series 2006-T21, Class A4, VAR, 5.162%, 10/12/52	691
1,575	Series 2006-T23, Class AM, VAR, 5.987%, 08/12/41	1,712
84,788	Series 2007-HQ11, Class X, IO, VAR, 0.395%, 02/12/44 (e)	425
699	Series 2011-C3, Class A3, 4.054%, 07/15/49	733
	Morgan Stanley Re-REMIC Trust,
2,456	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	2,508

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

158	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	158
3,807	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	3,774
1,388	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	1,400
1,500	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,239
1,833	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.384%, 08/25/29 (e)	1,830
2,798	N-Star Real Estate CDO Ltd., Series 2013-1A, Class B, VAR, 07/25/29 (e)	2,780
2,493	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	2,487
811	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.546%, 08/15/39	839
9,222	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.529%, 05/10/45 (e)	1,257
2,191	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,104
	UBS-Barclays Commercial Mortgage Trust,
1,560	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,528
17,683	Series 2012-C2, Class XA, IO, VAR, 1.963%, 05/10/63 (e)	1,662
5,291	VNO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	4,923
	Wachovia Bank Commercial Mortgage Trust,
891	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	903
193	Series 2005-C16, Class AJ, VAR, 4.896%, 10/15/41	202
170	Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	177
250	Series 2006-C25, Class A4, VAR, 5.915%, 05/15/43	272
3,611	Series 2006-C27, Class A3, VAR, 5.765%, 07/15/45	3,861
1,574	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	1,575
2,500	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	2,615

	Total Commercial Mortgage-Backed Securities (Cost $218,677)	218,159

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
194	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
342	Somerset Cayuga Holding Co., Inc., HB, PIK, 20.000%, 06/15/17 (e) (i)	788

	Total Convertible Bonds (Cost $536)	788

Corporate Bonds — 36.3%
	Consumer Discretionary — 4.0%
	Auto Components — 0.1%
47	Dana Holding Corp., 6.750%, 02/15/21	50
890	Johnson Controls, Inc., 5.700%, 03/01/41	928
640	Lear Corp., 8.125%, 03/15/20	699

		1,677

	Automobiles — 0.1%
	Daimler Finance North America LLC,
1,721	1.300%, 07/31/15 (e)	1,728
560	8.500%, 01/18/31	810
400	Ford Motor Co., 9.215%, 09/15/21	503
150	Jaguar Land Rover Automotive plc, (United Kingdom), 5.625%, 02/01/23 (e)	144
	Motors Liquidation Co.,
120	5.250%, 03/06/32 (i)	—	(h)
385	6.250%, 07/15/33 (i)	—	(h)
21	7.250%, 04/15/41 (i)	—	(h)
1	7.250%, 07/15/41 (i)	—	(h)
42	7.250%, 02/15/52 (i)	—	(h)
55	7.375%, 05/15/48 (i)	—	(h)
1	7.375%, 10/01/51 (i)	—	(h)
2,500	7.700%, 04/15/16 (d) (i)	—	(h)

		3,185

	Distributors — 0.0% (g)
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
315	6.750%, 05/20/20	334
405	7.000%, 05/20/22	427
462	LKQ Corp., 4.750%, 05/15/23 (e)	425

		1,186

	Diversified Consumer Services — 0.2%
597	Outerwall, Inc., 6.000%, 03/15/19 (e)	597
	Service Corp. International,
196	5.375%, 01/15/22 (e)	191

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Consumer Services — Continued
1,323	7.625%, 10/01/18	1,503
1,420	8.000%, 11/15/21	1,622
615	Stewart Enterprises, Inc., 6.500%, 04/15/19	655

		4,568

	Hotels, Restaurants & Leisure — 0.5%
595	Caesars Entertainment Operating Co., Inc., 9.000%, 02/15/20	571
480	Choice Hotels International, Inc., 5.750%, 07/01/22	494
2,363	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e) (i)	1,370
1,116	CityCenter Holdings LLC/CityCenter Finance Corp., PIK, 10.750%, 01/15/17	1,203
925	MCE Finance Ltd., (Cayman Islands), 5.000%, 02/15/21 (e)	849
	MGM Resorts International,
675	10.000%, 11/01/16	793
825	11.375%, 03/01/18	1,031
	Real Mex Restaurants, Inc.,
228	11.000%, 03/15/14 (i)	228
407	19.000%, 03/21/16 (i)	227
46	19.000%, 03/21/16 (i)	46
615	Royal Caribbean Cruises Ltd., (Liberia), 7.250%, 03/15/18	698
1,400	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	1,498
1,750	Speedway Motorsports, Inc., 6.750%, 02/01/19	1,851
1,560	Vail Resorts, Inc., 6.500%, 05/01/19	1,654
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
360	5.375%, 03/15/22	355
575	7.875%, 05/01/20	630

		13,498

	Household Durables — 0.4%
427	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	437
297	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	293
	D.R. Horton, Inc.,
1,873	4.375%, 09/15/22	1,667
570	5.625%, 01/15/16	603
130	K. Hovnanian Enterprises, Inc., 7.250%, 10/15/20 (e)	137
292	KB Home, 7.500%, 09/15/22	304

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	109

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Household Durables — Continued
	Lennar Corp.,
160	4.750%, 12/15/17	162
1,150	6.950%, 06/01/18	1,248
315	Series B, 12.250%, 06/01/17	405
95	Libbey Glass, Inc., 6.875%, 05/15/20	102
445	M/I Homes, Inc., 8.625%, 11/15/18	475
420	Newell Rubbermaid, Inc., 4.700%, 08/15/20	444
	PulteGroup, Inc.,
400	7.625%, 10/15/17	452
577	7.875%, 06/15/32	591
	Standard Pacific Corp.,
835	8.375%, 05/15/18	944
166	10.750%, 09/15/16	197
	Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
430	5.250%, 04/15/21 (e)	406
210	7.750%, 04/15/20 (e)	230
	Toll Brothers Finance Corp.,
420	4.375%, 04/15/23	384
619	5.875%, 02/15/22	632

		10,113

	Internet & Catalog Retail — 0.2%
429	Netflix, Inc., 5.375%, 02/01/21 (e)	431
	QVC, Inc.,
1,351	Series WI, 4.375%, 03/15/23	1,263
170	5.125%, 07/02/22	169
75	7.375%, 10/15/20 (e)	82
3,012	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18	2,560

		4,505

	Leisure Equipment & Products — 0.0% (g)
878	Icon Health & Fitness, Inc., 11.875%, 10/15/16 (e)	707

	Media — 2.0%
2,004	Adelphia Communications Corp., 9.375%, 11/15/09 (d)	15
	Cablevision Systems Corp.,
710	5.875%, 09/15/22	678
300	7.750%, 04/15/18	329
480	8.000%, 04/15/20	532
	CBS Corp.,
200	7.875%, 07/30/30	244
160	8.875%, 05/15/19	203
1,015	Cenveo Corp., 8.875%, 02/01/18	1,010

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — Continued
	Cequel Communications Holdings I LLC/Cequel Capital Corp.,
175	5.125%, 12/15/21 (e)	161
32	6.375%, 09/15/20 (e)	32
	Clear Channel Communications, Inc.,
340	9.000%, 12/15/19	327
1,500	9.000%, 03/01/21	1,425
	Clear Channel Worldwide Holdings, Inc.,
216	6.500%, 11/15/22	214
1,534	6.500%, 11/15/22	1,534
833	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	800
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	336
	Comcast Corp.,
850	5.900%, 03/15/16	951
240	6.300%, 11/15/17	282
435	6.500%, 11/15/35	525
177	6.550%, 07/01/39	213
1,000	CSC Holdings LLC, 8.625%, 02/15/19	1,150
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
530	5.000%, 03/01/21	542
580	6.000%, 08/15/40	553
281	Discovery Communications LLC, 4.950%, 05/15/42	261
	DISH DBS Corp.,
433	4.625%, 07/15/17	438
1,400	5.000%, 03/15/23	1,292
2,738	5.125%, 05/01/20	2,649
1,420	5.875%, 07/15/22	1,392
1,225	6.750%, 06/01/21	1,277
1,475	7.875%, 09/01/19	1,663
184	Gannett Co., Inc., 5.125%, 07/15/20 (e)	182
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,317
775	Inmarsat Finance plc, (United Kingdom), 7.375%, 12/01/17 (e)	806
1,258	Lamar Media Corp., 5.000%, 05/01/23	1,167
470	Liberty Interactive LLC, 8.250%, 02/01/30	496
2,000	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (e)	2,110
872	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	957
560	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	607
810	NBCUniversal Media LLC, 5.950%, 04/01/41	918

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Media — Continued
	News America, Inc.,
600	6.750%, 01/09/38	656
800	7.750%, 01/20/24	948
200	7.850%, 03/01/39	255
147	8.875%, 04/26/23	190
3,255	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20	3,092
2,091	Radio One, Inc., 12.500%, 05/24/16	2,117
	Sirius XM Radio, Inc.,
418	4.250%, 05/15/20 (e)	383
193	4.625%, 05/15/23 (e)	170
3,430	5.250%, 08/15/22 (e)	3,181
1,265	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	1,240
	Thomson Reuters Corp., (Canada),
1,960	3.950%, 09/30/21	1,980
280	4.700%, 10/15/19	305
200	6.500%, 07/15/18	234
335	Time Warner Cable, Inc., 7.300%, 07/01/38	349
	Time Warner Entertainment Co. LP,
415	8.375%, 03/15/23	477
1,445	8.375%, 07/15/33	1,614
182	Time Warner, Inc., 5.375%, 10/15/41	181
1,136	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.500%, 01/15/23 (e)	1,034
500	Univision Communications, Inc., 7.875%, 11/01/20 (e)	542
602	Valassis Communications, Inc., 6.625%, 02/01/21	593
70	Viacom, Inc., 4.375%, 03/15/43	57
500	Walt Disney Co. (The), 5.875%, 12/15/17	581
	WMG Acquisition Corp.,
941	6.000%, 01/15/21 (e)	964
50	11.500%, 10/01/18	58

		50,789

	Multiline Retail — 0.0% (g)
200	Kohl’s Corp., 4.000%, 11/01/21	199
104	Target Corp., 7.000%, 01/15/38	135

		334

	Specialty Retail — 0.4%
220	AutoNation, Inc., 5.500%, 02/01/20	230
825	Best Buy Co., Inc., 5.000%, 08/01/18	831
1,374	Claire’s Stores, Inc., 8.875%, 03/15/19	1,477
240	CST Brands, Inc., 5.000%, 05/01/23 (e)	228

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Specialty Retail — Continued
	L Brands, Inc.,
400	5.625%, 02/15/22	403
1,600	8.500%, 06/15/19	1,890
	Lowe’s Cos., Inc.,
116	5.125%, 11/15/41	121
951	7.110%, 05/15/37	1,193
	Neebo, Inc.,
65	15.000%, 06/30/16	68
651	15.000%, 06/30/16 (e)	682
1,571	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	1,573
1,000	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	1,013
1,500	Toys R Us Property Co. II LLC, 8.500%, 12/01/17	1,579

		11,288

	Textiles, Apparel & Luxury Goods — 0.1%
1,329	PVH Corp., 4.500%, 12/15/22	1,231

	Total Consumer Discretionary	103,081

	Consumer Staples — 1.9%
	Beverages — 0.6%
	Anheuser-Busch Cos. LLC,
325	5.500%, 01/15/18	372
550	5.750%, 04/01/36	619
280	7.550%, 10/01/30	373
4,900	Anheuser-Busch InBev Finance, Inc., 0.800%, 01/15/16	4,879
	Anheuser-Busch InBev Worldwide, Inc.,
410	6.875%, 11/15/19	504
275	7.750%, 01/15/19	344
1,047	Coca-Cola Co. (The), 1.150%, 04/01/18	1,016
	Constellation Brands, Inc.,
108	3.750%, 05/01/21	100
216	4.250%, 05/01/23	198
440	6.000%, 05/01/22	465
1,340	7.250%, 09/01/16	1,516
375	7.250%, 05/15/17	429
575	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	630
	Diageo Investment Corp.,
1,000	7.450%, 04/15/35	1,337
365	8.000%, 09/15/22	480
677	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	657
	PepsiCo, Inc.,
1,235	1.250%, 08/13/17	1,207

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	111

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Beverages — Continued
572	3.000%, 08/25/21	557
70	7.900%, 11/01/18	88
70	Pernod-Ricard S.A., (France), 5.750%, 04/07/21 (e)	78

		15,849

	Food & Staples Retailing — 0.6%
	CVS Caremark Corp.,
110	5.750%, 06/01/17	125
555	6.125%, 09/15/39	645
1,500	Ingles Markets, Inc., 5.750%, 06/15/23 (e)	1,466
	Kroger Co. (The),
215	6.400%, 08/15/17	247
1,162	7.500%, 04/01/31	1,436
300	Series B, 7.700%, 06/01/29	372
	New Albertsons, Inc.,
2,908	7.450%, 08/01/29	2,225
2,254	8.000%, 05/01/31	1,792
500	8.700%, 05/01/30	410
1,500	Rite Aid Corp., 8.000%, 08/15/20	1,663
182	Walgreen Co., 1.800%, 09/15/17	181
	Wal-Mart Stores, Inc.,
1,027	1.125%, 04/11/18	994
300	2.550%, 04/11/23	276
1,500	3.625%, 07/08/20	1,571
160	5.250%, 09/01/35	173
1,000	6.200%, 04/15/38	1,217
260	7.550%, 02/15/30	353

		15,146

	Food Products — 0.5%
370	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	402
655	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	797
148	Bunge N.A. Finance LP, 5.900%, 04/01/17	164
	Cargill, Inc.,
350	1.900%, 03/01/17 (e)	350
800	3.300%, 03/01/22 (e)	774
200	6.000%, 11/27/17 (e)	229
360	6.625%, 09/15/37 (e)	434
1,000	7.350%, 03/06/19 (e)	1,220
	ConAgra Foods, Inc.,
329	1.350%, 09/10/15	331
135	7.000%, 04/15/19	160
245	ESAL GmbH, (Austria), 6.250%, 02/05/23 (e)	219
215	Eurofresh, Inc., PIK, 15.000%, 11/18/16 # (d) (i)	—

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — Continued
2,735	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	2,585
	JBS USA LLC/JBS USA Finance, Inc.,
425	7.250%, 06/01/21 (e)	429
746	8.250%, 02/01/20 (e)	778
737	Kellogg Co., 3.125%, 05/17/22	709
	Kraft Foods Group, Inc.,
429	3.500%, 06/06/22	419
488	5.000%, 06/04/42	479
599	6.125%, 08/23/18	700
575	6.875%, 01/26/39	702
	Mondelez International, Inc.,
211	6.125%, 02/01/18	243
335	6.500%, 08/11/17	388
500	Smithfield Foods, Inc., 7.750%, 07/01/17	562
	Sun Merger Sub, Inc.,
279	5.250%, 08/01/18 (e)	280
167	5.875%, 08/01/21 (e)	167

		13,521

	Household Products — 0.2%
50	Armored Autogroup, Inc., 9.250%, 11/01/18	44
	Kimberly-Clark Corp.,
600	2.400%, 06/01/23	550
1,000	6.125%, 08/01/17	1,161
671	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	856
1,925	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.875%, 08/15/19	2,118

		4,729

	Total Consumer Staples	49,245

	Energy — 4.1%
	Energy Equipment & Services — 0.6%
303	Baker Hughes, Inc., 5.125%, 09/15/40	324
322	Cameron International Corp., 1.600%, 04/30/15	324
70	Diamond Offshore Drilling, Inc., 5.875%, 05/01/19	82
	Halliburton Co.,
250	7.450%, 09/15/39	336
275	7.600%, 08/15/96 (e)	372
700	8.750%, 02/15/21	912
1,287	Key Energy Services, Inc., 6.750%, 03/01/21	1,271
	National Oilwell Varco, Inc.,
448	1.350%, 12/01/17	435

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Energy Equipment & Services — Continued
100	2.600%, 12/01/22	93
98	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	95
	Oil States International, Inc.,
795	5.125%, 01/15/23 (e)	869
1,000	6.500%, 06/01/19	1,055
650	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	712
	Precision Drilling Corp., (Canada),
1,097	6.500%, 12/15/21	1,146
360	6.625%, 11/15/20	379
219	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	218
640	Schlumberger Oilfield UK plc, (United Kingdom), 4.200%, 01/15/21 (e)	677
200	Sea Trucks Group, (Nigeria), 9.000%, 03/26/18 (e)	182
	Seadrill Ltd., (Bermuda),
200	5.625%, 09/15/17 (e)	201
700	6.500%, 10/05/15	730
210	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	223
2,110	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	2,333
630	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	666
1,770	Unit Corp., 6.625%, 05/15/21	1,805

		15,440

	Oil, Gas & Consumable Fuels — 3.5%
	Access Midstream Partners LP/ACMP Finance Corp.,
829	4.875%, 05/15/23	771
290	5.875%, 04/15/21	298
3,000	6.125%, 07/15/22	3,082
175	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	204
278	Anadarko Holding Co., 7.150%, 05/15/28	331
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	420
125	7.625%, 03/15/14	129
100	7.950%, 06/15/39	136
225	8.700%, 03/15/19	288
250	ANR Pipeline Co., 9.625%, 11/01/21	349
450	Antero Resources Finance Corp., 6.000%, 12/01/20	449

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — Continued
	Apache Corp.,
346	2.625%, 01/15/23	316
775	6.900%, 09/15/18	947
	Bill Barrett Corp.,
450	7.000%, 10/15/22	437
250	7.625%, 10/01/19	252
	BP Capital Markets plc, (United Kingdom),
206	1.375%, 11/06/17	201
589	1.375%, 05/10/18	567
385	3.245%, 05/06/22	367
515	4.750%, 03/10/19	566
210	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	277
815	Burlington Resources, Inc., 8.200%, 03/15/25	1,093
330	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	375
	Cenovus Energy, Inc., (Canada),
123	3.000%, 08/15/22	115
404	4.450%, 09/15/42	364
	Chesapeake Energy Corp.,
166	3.250%, 03/15/16	166
440	5.375%, 06/15/21	437
440	5.750%, 03/15/23	438
888	6.125%, 02/15/21	923
520	6.500%, 08/15/17	572
500	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	502
537	Chevron Corp., 1.104%, 12/05/17	522
1,190	Cimarex Energy Co., 5.875%, 05/01/22	1,208
450	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	499
220	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	238
	Concho Resources, Inc.,
450	5.500%, 10/01/22	440
545	6.500%, 01/15/22	578
1,460	7.000%, 01/15/21	1,602
215	Conoco Funding Co., (Canada), 7.250%, 10/15/31	284
	ConocoPhillips,
275	5.750%, 02/01/19	319
750	6.500%, 02/01/39	948
410	7.000%, 03/30/29	498
200	ConocoPhillips Co., 1.050%, 12/15/17	193
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	384

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	113

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	CONSOL Energy, Inc.,
850	6.375%, 03/01/21	859
100	8.000%, 04/01/17	105
1,250	8.250%, 04/01/20	1,325
	Continental Resources, Inc.,
1,470	4.500%, 04/15/23	1,444
1,191	5.000%, 09/15/22	1,203
160	7.125%, 04/01/21	175
560	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/01/22 (e)	538
236	Devon Energy Corp., 3.250%, 05/15/22	224
270	Devon Financing Corp. LLC, 7.875%, 09/30/31	348
	El Paso LLC,
1,900	6.875%, 06/15/14	1,977
150	7.000%, 06/15/17	167
150	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	172
	Encana Corp., (Canada),
150	6.500%, 05/15/19	176
215	6.625%, 08/15/37	237
1,210	Eni S.p.A., (Italy), 5.700%, 10/01/40 (e)	1,150
	EOG Resources, Inc.,
472	2.625%, 03/15/23	432
1,700	4.100%, 02/01/21	1,784
200	6.875%, 10/01/18	243
853	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	938
	EP Energy LLC/Everest Acquisition Finance, Inc.,
255	6.875%, 05/01/19	271
164	7.750%, 09/01/22	175
325	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	345
	Hilcorp Energy I LP/Hilcorp Finance Co.,
220	7.625%, 04/15/21 (e)	234
1,370	8.000%, 02/15/20 (e)	1,490
	Holly Energy Partners LP/Holly Energy Finance Corp.,
337	6.500%, 03/01/20	347
150	8.250%, 03/15/18	159
	KazMunayGas National Co. JSC, (Kazakhstan),
345	6.375%, 04/09/21 (e)	363
675	Reg. S., 7.000%, 05/05/20	741
195	Laredo Petroleum, Inc., 7.375%, 05/01/22	206
410	Marathon Oil Corp., 6.000%, 10/01/17	470

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Oil, Gas & Consumable Fuels — Continued
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
	732	4.500%, 07/15/23	666
	3,000	5.500%, 02/15/23	2,947
	324	6.250%, 06/15/22	339
	415	6.750%, 11/01/20	443
	186	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e)	186
	173	Murphy Oil USA, Inc., 6.000%, 08/15/23 (e)	172
		Newfield Exploration Co.,
	988	5.625%, 07/01/24	953
	625	5.750%, 01/30/22	622
	750	6.875%, 02/01/20	786
	890	7.125%, 05/15/18	924
	504	Occidental Petroleum Corp., 2.700%, 02/15/23	457
	472	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20	483
		Peabody Energy Corp.,
	1,075	6.000%, 11/15/18	1,070
	775	6.250%, 11/15/21	748
	325	6.500%, 09/15/20	322
		Pertamina Persero PT, (Indonesia),
	400	5.250%, 05/23/21 (e)	362
	240	5.625%, 05/20/43 (e)	174
	400	6.000%, 05/03/42 (e)	312
	200	6.500%, 05/27/41 (e)	166
		Petro-Canada, (Canada),
	400	6.800%, 05/15/38	480
	335	7.875%, 06/15/26	438
		Petroleos de Venezuela S.A., (Venezuela),
	741	Reg. S., 5.375%, 04/12/27	424
	335	Reg. S., 8.500%, 11/02/17	300
		Petroleos Mexicanos, (Mexico),
	10	3.500%, 07/18/18	10
	110	3.500%, 01/30/23	99
	370	4.875%, 01/24/22	373
	60	4.875%, 01/18/24 (e)	59
	615	5.500%, 01/21/21	651
	110	5.500%, 06/27/44	95
MXN	355	7.650%, 11/24/21 (e)	28
	30	VAR, 2.286%, 07/18/18 (e)	30
		Pioneer Natural Resources Co.,
	150	6.650%, 03/15/17	171
	1,075	7.500%, 01/15/20	1,314
	563	Plains Exploration & Production Co., 6.500%, 11/15/20	599

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	QEP Resources, Inc.,
286	5.250%, 05/01/23	268
475	5.375%, 10/01/22	454
1,315	6.875%, 03/01/21	1,427
	Range Resources Corp.,
456	5.000%, 08/15/22	446
391	5.000%, 03/15/23	382
200	5.750%, 06/01/21	209
61	6.750%, 08/01/20	66
	Regency Energy Partners LP/Regency Energy Finance Corp.,
167	4.500%, 11/01/23 (e)	149
2,635	5.500%, 04/15/23	2,543
770	6.500%, 07/15/21	816
1,641	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	1,666
200	Sinopec Group Overseas Development 2012 Ltd., (United Kingdom), 4.875%, 05/17/42 (e)	186
	SM Energy Co.,
424	5.000%, 01/15/24 (e)	393
350	6.500%, 11/15/21	368
515	6.500%, 01/01/23	530
1,790	6.625%, 02/15/19	1,871
145	Spectra Energy Capital LLC, 7.500%, 09/15/38	171
240	State Oil Co. of the Azerbaijan Republic, (Azerbaijan), Reg. S., 4.750%, 03/13/23	217
	Statoil ASA, (Norway),
263	2.450%, 01/17/23	240
2,179	2.650%, 01/15/24	1,992
417	3.150%, 01/23/22	410
435	7.150%, 11/15/25	557
815	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	987
1,000	Swift Energy Co., 7.125%, 06/01/17	1,020
	Talisman Energy, Inc., (Canada),
750	5.500%, 05/15/42	708
125	5.850%, 02/01/37	123
125	6.250%, 02/01/38	130
120	7.750%, 06/01/19	145
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
500	4.250%, 11/15/23 (e)	443
1,840	5.250%, 05/01/23 (e)	1,785
300	6.375%, 08/01/22	310

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — Continued
400	6.875%, 02/01/21	424
295	7.875%, 10/15/18	319
640	Tosco Corp., 8.125%, 02/15/30	871
	Total Capital International S.A., (France),
727	0.750%, 01/25/16	723
206	1.550%, 06/28/17	204
1,900	Total Capital S.A., (France), 2.300%, 03/15/16	1,957
	TransCanada PipeLines Ltd., (Canada),
625	2.500%, 08/01/22	570
1,000	6.200%, 10/15/37	1,165
606	7.250%, 08/15/38	785
207	Western Refining, Inc., 6.250%, 04/01/21	203
	WPX Energy, Inc.,
475	5.250%, 01/15/17	504
2,207	6.000%, 01/15/22	2,201

		89,524

	Total Energy	104,964

	Financials — 9.9%
	Capital Markets — 1.5%
	Bank of New York Mellon Corp. (The),
1,033	2.400%, 01/17/17	1,055
440	2.500%, 01/15/16	454
530	4.600%, 01/15/20	576
	BlackRock, Inc.,
696	3.375%, 06/01/22	686
978	5.000%, 12/10/19	1,101
1,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	1,111
750	Charles Schwab Corp. (The), 3.225%, 09/01/22	716
1,475	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	1,542
	Goldman Sachs Group, Inc. (The),
1,276	3.300%, 05/03/15	1,321
920	3.625%, 02/07/16	964
326	3.700%, 08/01/15	341
1,191	5.250%, 07/27/21	1,273
819	5.375%, 03/15/20	891
450	5.750%, 10/01/16	500
2,100	5.950%, 01/18/18	2,349
102	6.000%, 06/15/20	114
115	6.250%, 09/01/17	130
965	6.750%, 10/01/37	996
205	7.500%, 02/15/19	245

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	115

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Capital Markets — Continued
761	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	791
	Jefferies Group LLC,
950	6.250%, 01/15/36	915
140	6.450%, 06/08/27	142
880	8.500%, 07/15/19	1,067
	Lehman Brothers Holdings, Inc.,
235	3.600%, 12/30/16 (d)	60
1,000	5.750%, 11/17/13 (d)	255
295	8.500%, 08/01/15 (d)	75
995	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	1,074
	Macquarie Group Ltd., (Australia),
639	6.250%, 01/14/21 (e)	686
2,125	7.300%, 08/01/14 (e)	2,239
	Merrill Lynch & Co., Inc.,
500	6.400%, 08/28/17	570
1,710	6.875%, 04/25/18	1,989
	Morgan Stanley,
329	1.750%, 02/25/16	329
198	4.000%, 07/24/15	207
505	4.200%, 11/20/14	524
243	5.500%, 07/24/20	266
2,450	5.500%, 07/28/21	2,662
310	5.625%, 09/23/19	341
920	5.750%, 01/25/21	1,016
320	5.950%, 12/28/17	358
150	6.000%, 05/13/14	155
1,315	6.000%, 04/28/15	1,411
1,250	6.625%, 04/01/18	1,432
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
625	5.625%, 03/15/20 (e)	648
625	5.875%, 03/15/22 (e)	641
	Nomura Holdings, Inc., (Japan),
200	5.000%, 03/04/15	210
193	6.700%, 03/04/20	218
740	Northern Trust Co. (The), 5.850%, 11/09/17	840
459	State Street Corp., 3.100%, 05/15/23	425
	UBS AG, (Switzerland),
378	3.875%, 01/15/15	394
440	5.750%, 04/25/18	505
262	5.875%, 12/20/17	301

		39,111

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Banks — 2.7%
605	AmSouth Bancorp, 6.750%, 11/01/25	641
705	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	731
544	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	561
150	Banco de Reservas de la Republica Dominicana, (Dominican Republic), 7.000%, 02/01/23 (e)	147
190	Banco del Estado de Chile, (Chile), Reg. S., 4.125%, 10/07/20	190
200	Bank of Ceylon, (Sri Lanka), 6.875%, 05/03/17 (e)	196
1,278	Bank of Montreal, (Canada), 1.400%, 09/11/17	1,249
	Bank of Nova Scotia, (Canada),
880	1.375%, 12/18/17	855
1,082	1.650%, 10/29/15 (e)	1,102
614	3.400%, 01/22/15	637
679	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 3.850%, 01/22/15 (e)	706
	Barclays Bank plc, (United Kingdom),
200	2.250%, 05/10/17 (e)	204
980	6.050%, 12/04/17 (e)	1,079
	BB&T Corp.,
783	1.600%, 08/15/17	770
1,250	3.950%, 04/29/16	1,335
500	4.900%, 06/30/17	543
150	6.850%, 04/30/19	181
	Caixa Economica Federal, (Brazil),
150	2.375%, 11/06/17 (e)	139
300	3.500%, 11/07/22 (e)	239
2,500	Capital One N.A., VAR, 0.723%, 03/22/16	2,487
	CIT Group, Inc.,
1,004	5.000%, 05/15/17	1,042
125	5.250%, 03/15/18	129
1,058	5.375%, 05/15/20	1,063
155	6.625%, 04/01/18 (e)	167
1,045	Comerica Bank, 5.200%, 08/22/17	1,151
185	Comerica, Inc., 3.000%, 09/16/15	192
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
1,150	3.200%, 03/11/15 (e)	1,190
NOK 16,500	3.500%, 04/18/17	2,762
1,045	4.500%, 01/11/21	1,097
200	Development Bank of Kazakhstan JSC, (Kazakhstan), 4.125%, 12/10/22 (e)	175

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Commercial Banks — Continued
674	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	691
500	Fifth Third Bancorp, 5.450%, 01/15/17	549
	HSBC Bank plc, (United Kingdom),
474	1.500%, 05/15/18 (e)	455
927	4.125%, 08/12/20 (e)	963
650	4.750%, 01/19/21 (e)	699
395	HSBC Bank USA N.A., 6.000%, 08/09/17	445
	HSBC Holdings plc, (United Kingdom),
1,371	4.000%, 03/30/22	1,383
415	4.875%, 01/14/22	445
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,462
	National Australia Bank Ltd., (Australia),
875	2.000%, 06/20/17 (e)	884
255	3.750%, 03/02/15 (e)	266
	Nordea Bank AB, (Sweden),
1,800	3.125%, 03/20/17 (e)	1,864
886	4.875%, 05/13/21 (e)	908
	PNC Funding Corp.,
1,057	4.375%, 08/11/20	1,129
625	5.250%, 11/15/15	679
625	5.625%, 02/01/17	693
	Regions Bank,
2,250	6.450%, 06/26/37	2,336
1,965	7.500%, 05/15/18	2,295
30	Regions Financial Corp., 7.375%, 12/10/37	32
	Royal Bank of Canada, (Canada),
3,919	1.200%, 09/19/17	3,830
1,200	2.300%, 07/20/16	1,238
	Royal Bank of Scotland Group plc, (United Kingdom),
4,070	6.100%, 06/10/23	3,916
2,210	6.125%, 12/15/22	2,128
300	Russian Agricultural Bank OJSC Via RSHB Capital S.A., (Luxembourg), Reg. S., 9.000%, 06/11/14	315
897	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	873
1,545	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	1,440
225	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	237
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,635
570	Toronto-Dominion Bank (The), (Canada), 1.500%, 03/13/17 (e)	572

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Banks — Continued
2,000	U.S. Bancorp, 7.500%, 06/01/26	2,523
	Wachovia Bank N.A.,
750	6.000%, 11/15/17	858
750	6.600%, 01/15/38	916
	Wachovia Corp.,
1,555	5.750%, 02/01/18	1,782
515	SUB, 7.574%, 08/01/26	640
	Wells Fargo & Co.,
1,665	5.625%, 12/11/17	1,899
1,025	SUB, 3.676%, 06/15/16	1,089
	Westpac Banking Corp., (Australia),
670	4.200%, 02/27/15	704
942	4.875%, 11/19/19	1,048

		69,781

	Consumer Finance — 1.4%
	Ally Financial, Inc.,
1,500	6.250%, 12/01/17	1,608
2,255	7.500%, 09/15/20	2,537
2,025	8.000%, 11/01/31	2,329
	American Express Credit Corp.,
1,300	1.750%, 06/12/15	1,321
405	2.375%, 03/24/17	416
861	2.800%, 09/19/16	898
	American Honda Finance Corp.,
453	1.600%, 02/16/18 (e)	442
200	2.125%, 02/28/17 (e)	202
835	7.625%, 10/01/18 (e)	1,038
	Capital One Financial Corp.,
533	3.500%, 06/15/23 (e)	500
1,190	7.375%, 05/23/14	1,246
	Caterpillar Financial Services Corp.,
1,242	1.250%, 11/06/17	1,211
581	2.850%, 06/01/22	549
850	5.450%, 04/15/18	970
	Ford Motor Credit Co. LLC,
505	3.984%, 06/15/16	527
639	4.207%, 04/15/16	669
325	5.750%, 02/01/21	351
250	5.875%, 08/02/21	272
500	8.125%, 01/15/20	608
	General Motors Financial Co., Inc.,
432	2.750%, 05/15/16 (e)	431
200	3.250%, 05/15/18 (e)	192
340	4.250%, 05/15/23 (e)	306

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	117

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Consumer Finance — Continued
	HSBC Finance Corp.,
1,000	5.000%, 06/30/15	1,063
400	7.350%, 11/27/32	456
	HSBC USA, Inc.,
2,340	1.625%, 01/16/18	2,269
250	2.375%, 02/13/15	256
	John Deere Capital Corp.,
236	1.200%, 10/10/17	230
290	1.700%, 01/15/20	271
610	2.250%, 04/17/19	607
515	5.350%, 04/03/18	585
4,000	Nissan Motor Acceptance Corp., 1.000%, 03/15/16 (e)	3,955
555	PACCAR Financial Corp., 1.600%, 03/15/17	549
	Toyota Motor Credit Corp.,
5,000	2.000%, 09/15/16	5,115
670	3.200%, 06/17/15	700

		34,679

	Diversified Financial Services — 2.0%
2,465	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	2,348
726	Ausdrill Finance Pty Ltd., (Australia), 6.875%, 11/01/19 (e)	643
	Bank of America Corp.,
143	3.300%, 01/11/23	132
700	3.625%, 03/17/16	733
1,540	5.000%, 05/13/21	1,631
3,105	5.625%, 07/01/20	3,417
695	Series L, 5.650%, 05/01/18	774
1,825	6.500%, 08/01/16	2,058
1,500	6.975%, 03/07/37	1,739
1,005	7.375%, 05/15/14	1,051
500	7.800%, 09/15/16	573
3,000	Capmark Financial Group, Inc., 0.000%, 05/10/10 (d)	40
	Capmark Financial Group, Inc., Escrow,
12,277	0.000%, 05/10/10 (d)	163
	Citigroup, Inc.,
1,300	2.250%, 08/07/15	1,323
629	3.375%, 03/01/23	593
1,117	4.587%, 12/15/15	1,193
480	4.750%, 05/19/15	508
291	5.375%, 08/09/20	323
1,550	5.500%, 02/15/17	1,682
24	6.000%, 08/15/17	27

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Financial Services — Continued
865	6.010%, 01/15/15	922
260	6.375%, 08/12/14	274
838	6.625%, 01/15/28	949
645	6.875%, 06/01/25	753
1,115	7.000%, 12/01/25	1,345
1,064	8.500%, 05/22/19	1,349
950	CME Group, Inc., 3.000%, 09/15/22	891
RUB 7,100	Federal Grid Co. OJS via Federal Grid Finance Ltd., (Ireland), Reg. S., 8.446%, 03/13/19	208
EUR 1,200	GE Capital European Funding, (Ireland), 5.250%, 05/18/15	1,704
	General Electric Capital Corp.,
633	1.000%, 12/11/15	633
436	1.600%, 11/20/17	427
JPY 100,000	2.215%, 11/20/20	1,052
4,671	2.300%, 04/27/17	4,735
750	3.150%, 09/07/22	697
294	5.300%, 02/11/21	318
1,115	5.625%, 05/01/18	1,272
3,370	5.875%, 01/14/38	3,655
1,100	6.750%, 03/15/32	1,318
145	6.875%, 01/10/39	176
	Hutchison Whampoa International 12 II Ltd., (Cayman Islands),
437	2.000%, 11/08/17 (e)	426
257	3.250%, 11/08/22 (e)	235
2,550	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	2,660
1,000	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	1,061
170	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	234
	Pemex Project Funding Master Trust,
78	5.750%, 03/01/18	86
97	6.625%, 06/15/35	99
125	Petronas Capital Ltd., (Malaysia), Reg. S., 5.250%, 08/12/19	135
	Shell International Finance B.V., (Netherlands),
425	1.125%, 08/21/17	418
500	4.300%, 09/22/19	545

		49,528

	Insurance — 1.3%
	Aflac, Inc.,
199	2.650%, 02/15/17	204
78	4.000%, 02/15/22	79

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Insurance — Continued
558	6.450%, 08/15/40	663
651	Allstate Corp. (The), 3.150%, 06/15/23	626
2,850	American International Group, Inc., VAR, 8.175%, 05/15/58	3,342
	Aon Corp.,
191	3.500%, 09/30/15	200
240	6.250%, 09/30/40	274
	Berkshire Hathaway Finance Corp.,
496	1.300%, 05/15/18	480
475	3.000%, 05/15/22	457
1,000	5.400%, 05/15/18	1,145
500	5.750%, 01/15/40	559
315	Chubb Corp. (The), 5.750%, 05/15/18	364
642	CNA Financial Corp., 5.875%, 08/15/20	726
771	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	777
1,896	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	2,147
	Liberty Mutual Group, Inc.,
375	6.500%, 05/01/42 (e)	413
1,535	7.800%, 03/15/37 (e)	1,727
2,201	VAR, 10.750%, 06/15/58 (e)	3,258
152	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	159
	MassMutual Global Funding II,
2,085	2.500%, 10/17/22 (e)	1,878
382	3.125%, 04/14/16 (e)	401
160	MetLife, Inc., 6.750%, 06/01/16	183
	Metropolitan Life Global Funding I,
924	1.500%, 01/10/18 (e)	896
190	2.000%, 01/10/14 (e)	191
400	3.650%, 06/14/18 (e)	422
400	3.875%, 04/11/22 (e)	407
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	1,759
1,000	9.375%, 08/15/39 (e)	1,389
	New York Life Global Funding,
800	0.750%, 07/24/15 (e)	800
1,338	0.800%, 02/12/16 (e)	1,327
250	3.000%, 05/04/15 (e)	259
303	New York Life Insurance Co., 6.750%, 11/15/39 (e)	375
400	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	410
1,105	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,535

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Insurance — Continued
1,489	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,437
175	Principal Financial Group, Inc., 8.875%, 05/15/19	226
492	Principal Life Global Funding II, 1.000%, 12/11/15 (e)	492
	Prudential Financial, Inc.,
205	7.375%, 06/15/19	251
551	VAR, 5.625%, 06/15/43	515
405	Travelers Cos., Inc. (The), 5.800%, 05/15/18	469
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	909

		34,131

	Real Estate Investment Trusts (REITs) — 0.7%
723	American Tower Trust I, 1.551%, 03/15/18 (e)	697
344	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	349
	CommonWealth REIT,
1,865	5.875%, 09/15/20	1,878
300	6.650%, 01/15/18	322
394	Corrections Corp of America, 4.125%, 04/01/20	370
820	DDR Corp., 7.875%, 09/01/20	995
1,135	DuPont Fabros Technology LP, 8.500%, 12/15/17	1,197
1,300	First Industrial LP, 6.420%, 06/01/14	1,342
	HCP, Inc.,
342	2.625%, 02/01/20	320
222	3.750%, 02/01/19	227
500	5.375%, 02/01/21	542
475	Host Hotels & Resorts LP, 4.750%, 03/01/23	473
1,650	Potlatch Corp., 7.500%, 11/01/19	1,848
469	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/21 (e)	436
	Simon Property Group LP,
340	5.625%, 08/15/14	355
492	5.650%, 02/01/20	550
915	6.100%, 05/01/16	1,021
675	6.125%, 05/30/18	788
310	6.750%, 05/15/14	318
415	6.750%, 02/01/40	508
1,341	WEA Finance LLC/WT Finance Aust Pty Ltd., 6.750%, 09/02/19 (e)	1,584
	Weyerhaeuser Co.,
399	7.125%, 07/15/23	464

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	119

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Real Estate Investment Trusts (REITs) — Continued
	838	8.500%, 01/15/25	1,057

			17,641

		Real Estate Management & Development — 0.1%
	405	CBRE Services, Inc., 6.625%, 10/15/20	430
	335	Kennedy-Wilson, Inc., 8.750%, 04/01/19	359
CAD	920	Mattamy Group Corp., (Canada), 6.875%, 11/15/20 (e)	865

			1,654

		Thrifts & Mortgage Finance — 0.2%
	1,500	Abbey National Treasury Services plc, (United Kingdom), 3.050%, 08/23/18	1,506
	525	Countrywide Financial Corp., 6.250%, 05/15/16	570
	935	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21 (e)	944
	2,600	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	2,467

			5,487

		Total Financials	252,012

		Health Care — 1.8%
		Biotechnology — 0.1%
		Amgen, Inc.,
	640	3.875%, 11/15/21	642
	325	5.150%, 11/15/41	316
	400	5.375%, 05/15/43	401
	289	5.650%, 06/15/42	299
	150	5.700%, 02/01/19	171
	618	5.750%, 03/15/40	650
	300	6.375%, 06/01/37	339
	130	6.900%, 06/01/38	154

			2,972

		Health Care Equipment & Supplies — 0.1%
	550	Baxter International, Inc., 4.625%, 03/15/15	583
		Becton Dickinson and Co.,
	100	5.000%, 05/15/19	112
	400	6.000%, 05/15/39	467
	160	Hologic, Inc., 6.250%, 08/01/20	167
		Mallinckrodt International Finance S.A., (Luxembourg),
	240	3.500%, 04/15/18 (e)	235
	900	4.750%, 04/15/23 (e)	853

			2,417

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — 1.1%
224	Aetna, Inc., 4.500%, 05/15/42	208
180	Amsurg Corp., 5.625%, 11/30/20	182
955	CHS/Community Health Systems, Inc., 5.125%, 08/15/18	976
	DaVita HealthCare Partners, Inc.,
600	6.375%, 11/01/18	630
600	6.625%, 11/01/20	636
	Fresenius Medical Care U.S. Finance II, Inc.,
346	5.625%, 07/31/19 (e)	357
1,154	5.875%, 01/31/22 (e)	1,174
	Fresenius Medical Care U.S. Finance, Inc.,
500	5.750%, 02/15/21 (e)	510
1,250	6.500%, 09/15/18 (e)	1,363
1,000	6.875%, 07/15/17	1,110
	HCA, Inc.,
730	4.750%, 05/01/23	682
3,000	5.875%, 03/15/22	3,097
2,260	6.500%, 02/15/20	2,427
750	7.250%, 09/15/20	816
200	8.500%, 04/15/19	216
2,028	Health Management Associates, Inc., 6.125%, 04/15/16	2,216
	inVentiv Health, Inc.,
3,030	11.000%, 08/15/18 (e)	2,469
600	LifePoint Hospitals, Inc., 6.625%, 10/01/20	635
460	McKesson Corp., 0.950%, 12/04/15	460
305	Medco Health Solutions, Inc., 2.750%, 09/15/15	314
1,250	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	1,338
1,084	Omnicare, Inc., 7.750%, 06/01/20	1,192
	Tenet Healthcare Corp.,
1,770	4.375%, 10/01/21 (e)	1,606
210	4.750%, 06/01/20	198
440	6.250%, 11/01/18	465
806	UnitedHealth Group, Inc., 3.375%, 11/15/21	796
	WellPoint, Inc.,
577	3.125%, 05/15/22	543
1,505	3.300%, 01/15/23	1,416

		28,032

	Pharmaceuticals — 0.5%
1,523	AbbVie, Inc., 1.750%, 11/06/17	1,501
	Endo Health Solutions, Inc.,
450	7.000%, 07/15/19	460
445	7.250%, 01/15/22	455

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Pharmaceuticals — Continued
920	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,145
925	Hospira, Inc., 5.200%, 08/12/20	929
	Merck & Co., Inc.,
562	2.800%, 05/18/23	524
1,000	6.550%, 09/15/37	1,276
335	Novartis Capital Corp., 4.400%, 04/24/20	365
	Pfizer, Inc.,
800	3.000%, 06/15/23	760
250	6.200%, 03/15/19	299
1,112	Roche Holdings, Inc., 6.000%, 03/01/19 (e)	1,318
	Valeant Pharmaceuticals International,
135	6.375%, 10/15/20 (e)	137
950	6.500%, 07/15/16 (e)	984
200	6.750%, 08/15/21 (e)	206
	VPII Escrow Corp., (Canada),
440	6.750%, 08/15/18 (e)	466
449	7.500%, 07/15/21 (e)	480
555	Wyeth LLC, 5.500%, 02/15/16	617

		11,922

	Total Health Care	45,343

	Industrials — 4.2%
	Aerospace & Defense — 0.4%
400	Alliant Techsystems, Inc., 6.875%, 09/15/20	427
	B/E Aerospace, Inc.,
1,286	5.250%, 04/01/22	1,273
725	6.875%, 10/01/20	783
	BAE Systems Holdings, Inc.,
850	5.200%, 08/15/15 (e)	910
145	6.375%, 06/01/19 (e)	165
	Bombardier, Inc., (Canada),
659	4.250%, 01/15/16 (e)	681
571	6.125%, 01/15/23 (e)	563
589	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	536
250	Esterline Technologies Corp., 7.000%, 08/01/20	268
1,066	Lockheed Martin Corp., 4.070%, 12/15/42	942
	Triumph Group, Inc.,
700	4.875%, 04/01/21	686
232	8.000%, 11/15/17	243
325	8.625%, 07/15/18	354
	United Technologies Corp.,
2,471	4.500%, 06/01/42	2,434

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Aerospace & Defense — Continued
735	6.125%, 02/01/19	870

		11,135

	Air Freight & Logistics — 0.0% (g)
	United Parcel Service, Inc.,
24	1.125%, 10/01/17	23
534	2.450%, 10/01/22	495

		518

	Airlines — 0.3%
997	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	962
1,696	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	1,809
551	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	606
307	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	337
933	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	1,007
610	Delta Air Lines 1991 Series K Pass-Through Trust, 10.000%, 12/05/14 (d) (e) (i)	163
59	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	64
53	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	54
297	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	325
289	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	307
362	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	378
1,110	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	1,210
1,199	UAL 2007-1 Pass-Through Trust, Series B, 7.336%, 07/02/19	1,241
137	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	154

		8,617

	Building Products — 0.3%
	Building Materials Corp. of America,
2,335	6.750%, 05/01/21 (e)	2,475
750	6.875%, 08/15/18 (e)	797
700	7.000%, 02/15/20 (e)	744
25	7.500%, 03/15/20 (e)	26
1,000	Griffon Corp., 7.125%, 04/01/18	1,062
	Masco Corp.,
2,782	5.950%, 03/15/22	2,907

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	121

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Building Products — Continued
95	7.125%, 03/15/20	107

		8,118

	Commercial Services & Supplies — 0.8%
	ADT Corp. (The),
361	3.500%, 07/15/22	302
939	4.125%, 06/15/23	814
550	Clean Harbors, Inc., 5.125%, 06/01/21	535
1,730	Covanta Holding Corp., 6.375%, 10/01/22	1,755
	Deluxe Corp.,
764	6.000%, 11/15/20	793
1,000	7.000%, 03/15/19	1,062
	Garda World Security Corp., (Canada),
150	9.750%, 03/15/17 (e)	159
251	9.750%, 03/15/17 (e)	267
	Harland Clarke Holdings Corp.,
1,500	9.500%, 05/15/15	1,502
670	9.750%, 08/01/18 (e)	712
1,105	VAR, 6.000%, 05/15/15	1,095
1,400	ILFC E-Capital Trust I, VAR, 4.960%, 12/21/65 (e)	1,190
600	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	549
2,500	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	2,562
1,673	Pitney Bo wes, Inc., 5.250%, 01/15/37	1,752
	Quebecor World Capital Corp., (Canada),
1,145	6.125%, 11/15/13 (d) (i)	11
1,160	6.500%, 08/01/27 (d) (i)	12
265	9.750%, 01/15/15 (d) (i)	3
	R.R. Donnelley & Sons Co.,
225	7.000%, 02/15/22	226
875	7.625%, 06/15/20	934
375	7.875%, 03/15/21	402
348	Republic Services, Inc., 3.550%, 06/01/22	337
2,450	SquareTwo Financial Corp., 11.625%, 04/01/17	2,524

		19,498

	Construction & Engineering — 0.4%
	ABB Finance USA, Inc.,
75	1.625%, 05/08/17	75
303	2.875%, 05/08/22	288
326	4.375%, 05/08/42	307
1,930	Dycom Investments, Inc., 7.125%, 01/15/21	2,031
360	Fluor Corp., 3.375%, 09/15/21	356

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Construction & Engineering — Continued
725	MasTec, Inc., 4.875%, 03/15/23	673
	New Enterprise Stone & Lime Co., Inc.,
1,371	11.000%, 09/01/18	795
710	PIK, 13.000%, 03/15/18 (e)	738
200	Odebrecht Offshore Drilling Finance Ltd., (Cayman Islands), 6.750%, 10/01/22 (e)	195
3,275	Tutor Perini Corp., 7.625%, 11/01/18	3,422

		8,880

	Electrical Equipment — 0.0% (g)
550	Eaton Corp., 5.600%, 05/15/18	623
	Power Sector Assets & Liabilities Management Corp., (Philippines),
130	7.250%, 05/27/19 (e)	152
100	7.390%, 12/02/24 (e)	118

		893

	Industrial Conglomerates — 0.3%
2,470	3M Co., 1.000%, 06/26/17	2,404
459	Danaher Corp., 3.900%, 06/23/21	479
	General Electric Co.,
425	0.850%, 10/09/15	425
501	2.700%, 10/09/22	467
300	J.M. Huber Corp., 9.875%, 11/01/19 (e)	337
215	Koninklijke Philips N.V., (Netherlands), 7.200%, 06/01/26	259
	Siemens Financieringsmaatschappij N.V., (Netherlands),
1,830	5.750%, 10/17/16 (e)	2,072
300	6.125%, 08/17/26 (e)	349

		6,792

	Machinery — 0.5%
415	Actuant Corp., Series WI, 5.625%, 06/15/22	417
2,725	AGCO Corp., 5.875%, 12/01/21	2,871
1,600	Bluewater Holding B.V., (Netherlands), Reg. S., VAR, 3.268%, 07/17/14	1,576
1,975	Briggs & Stratton Corp., 6.875%, 12/15/20	2,133
	Caterpillar, Inc.,
198	2.600%, 06/26/22	184
680	3.803%, 08/15/42	588
	CNH Capital LLC,
655	3.625%, 04/15/18	642
950	6.250%, 11/01/16	1,036
2,104	Illinois Tool Works, Inc., 3.900%, 09/01/42	1,823
180	Ingersoll-Rand Co., 7.200%, 06/01/25	201
288	Ormat Funding Corp., 8.250%, 12/30/20	272

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Machinery — Continued
440	Parker Hannifin Corp., 6.250%, 05/15/38	533

		12,276

	Marine — 0.1%
1,778	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	1,920
750	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (e)	801

		2,721

	Professional Services — 0.1%
	FTI Consulting, Inc.,
909	6.000%, 11/15/22	898
290	6.750%, 10/01/20	306

		1,204

	Road & Rail — 0.5%
578	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	538
510	Burlington Northern and Santa Fe Railway Co. 2000-2 Pass-Through Trust, Series 00-2, 7.908%, 01/15/20	589
	Burlington Northern Santa Fe LLC,
162	3.000%, 03/15/23	151
510	4.375%, 09/01/42	463
220	5.650%, 05/01/17	248
1,150	6.700%, 08/01/28	1,358
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	1,146
	Canadian Pacific Railway Co., (Canada),
165	7.250%, 05/15/19	200
280	9.450%, 08/01/21	376
1,075	CSX Corp., 7.375%, 02/01/19	1,312
	ERAC USA Finance LLC,
200	3.300%, 10/15/22 (e)	189
250	6.375%, 10/15/17 (e)	287
800	6.700%, 06/01/34 (e)	907
200	Georgian Railway JSC, (Georgia), Reg. S., 7.750%, 07/11/22	211
200	Kazakhstan Temir Zholy Finance B.V., (Netherlands), Reg. S., 6.950%, 07/10/42	190
	Norfolk Southern Corp.,
462	2.903%, 02/15/23	430
1,415	3.250%, 12/01/21	1,385
595	6.000%, 05/23/11	648
576	Ryder System, Inc., 3.600%, 03/01/16	602

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Road & Rail — Continued
		Union Pacific Corp.,
	341	4.163%, 07/15/22	356
	283	4.300%, 06/15/42	266
	235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	322

			12,174

		Trading Companies & Distributors — 0.5%
		Aircastle Ltd., (Bermuda),
	213	6.250%, 12/01/19	222
	413	9.750%, 08/01/18	456
	290	HD Supply, Inc., 8.125%, 04/15/19	323
		International Lease Finance Corp.,
	225	4.625%, 04/15/21	205
	1,750	8.250%, 12/15/20	1,947
	320	8.625%, 09/15/15	351
	3,375	8.625%, 01/15/22	3,805
	1,820	8.750%, 03/15/17	2,064
	455	8.875%, 09/01/17	518
		Rexel S.A., (France),
	713	5.250%, 06/15/20 (e)	692
	1,162	6.125%, 12/15/19 (e)	1,185
		United Rentals North America, Inc.,
	715	5.750%, 07/15/18	763
	650	9.250%, 12/15/19	729

			13,260

		Transportation Infrastructure — 0.0% (g)
MXN	2,140	Red de Carreteras de Occidente, S.A.P.I.B. de C.V., (Mexico), 9.000%, 06/10/28 (e)	140

		Total Industrials	106,226

		Information Technology — 1.8%
		Communications Equipment — 0.2%
	2,408	Avaya, Inc., 10.500%, 03/01/21 (e)	1,860
		Cisco Systems, Inc.,
	500	5.500%, 01/15/40	558
	375	5.900%, 02/15/39	440
		Nokia OYJ, (Finland),
	697	5.375%, 05/15/19	664
	759	6.625%, 05/15/39	647

			4,169

		Computers & Peripherals — 0.4%
		Apple, Inc.,
	1,087	1.000%, 05/03/18	1,039
	1,648	2.400%, 05/03/23	1,489

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	123

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Computers & Peripherals — Continued
981	Dell, Inc., 3.100%, 04/01/16	979
3,820	EMC Corp., 1.875%, 06/01/18	3,773
	Hewlett-Packard Co.,
1,113	4.300%, 06/01/21	1,074
480	4.375%, 09/15/21	461
500	5.400%, 03/01/17	548
250	5.500%, 03/01/18	278
600	6.000%, 09/15/41	550
630	Seagate HDD Cayman, (Cayman Islands), 6.875%, 05/01/20	679

		10,870

	Electronic Equipment, Instruments & Components — 0.1%
415	Anixter, Inc., 5.625%, 05/01/19	428
	Arrow Electronics, Inc.,
250	6.000%, 04/01/20	270
100	7.500%, 01/15/27	113
704	Flextronics International Ltd., (Singapore), 5.000%, 02/15/23	676
48	INTCOMEX, Inc., 13.250%, 12/15/14	47

		1,534

	Internet Software & Services — 0.1%
991	eBay, Inc., 2.600%, 07/15/22	916
	Equinix, Inc.,
1,000	4.875%, 04/01/20	962
1,235	7.000%, 07/15/21	1,325

		3,203

	IT Services — 0.5%
852	Cardtronics, Inc., 8.250%, 09/01/18	914
	First Data Corp.,
900	6.750%, 11/01/20 (e)	920
600	8.875%, 08/15/20 (e)	648
4,168	11.250%, 01/15/21 (e)	4,272
180	12.625%, 01/15/21	195
	International Business Machines Corp.,
214	1.250%, 02/06/17	212
1,599	1.625%, 05/15/20	1,484
720	4.000%, 06/20/42	660
770	5.875%, 11/29/32	909
650	7.000%, 10/30/25	834
750	Lender Processing Services, Inc., 5.750%, 04/15/23	780
485	WEX, Inc., 4.750%, 02/01/23 (e)	441

		12,269

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Semiconductors & Semiconductor Equipment — 0.2%
	Amkor Technology, Inc.,
740	6.375%, 10/01/22	710
572	7.375%, 05/01/18	602
	Intel Corp.,
565	2.700%, 12/15/22	521
1,239	3.300%, 10/01/21	1,228
165	Magnachip Semiconductor Corp., 6.625%, 07/15/21 (e)	160
	National Semiconductor Corp.,
575	3.950%, 04/15/15	605
475	6.600%, 06/15/17	554
462	Texas Instruments, Inc., 1.650%, 08/03/19	442

		4,822

	Software — 0.3%
200	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	202
	Audatex North America, Inc.,
475	6.000%, 06/15/21 (e)	481
860	6.750%, 06/15/18	914
655	Intuit, Inc., 5.750%, 03/15/17	727
	Microsoft Corp.,
519	2.125%, 11/15/22	465
595	4.500%, 10/01/40	578
1,337	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	1,273
	Oracle Corp.,
1,821	2.500%, 10/15/22	1,668
1,000	5.250%, 01/15/16	1,100
241	5.375%, 07/15/40	264
1,030	6.500%, 04/15/38	1,286

		8,958

	Total Information Technology	45,825

	Materials — 2.3%
	Chemicals — 0.6%
	Ashland, Inc.,
453	3.000%, 03/15/16 (e)	459
558	3.875%, 04/15/18 (e)	550
350	4.750%, 08/15/22 (e)	327
570	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	721
	Celanese US Holdings LLC,
1,220	4.625%, 11/15/22	1,128
310	6.625%, 10/15/18	331
400	Chemtura Corp., 5.750%, 07/15/21	395
242	Dow Chemical Co. (The), 4.250%, 11/15/20	252

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Chemicals — Continued
	E.I. du Pont de Nemours & Co.,
721	1.950%, 01/15/16	735
168	2.800%, 02/15/23	156
1,175	4.900%, 01/15/41	1,201
625	6.500%, 01/15/28	744
363	Ecolab, Inc., 1.450%, 12/08/17	353
791	LSB Industries, Inc., 7.750%, 08/01/19 (e)	819
	LyondellBasell Industries N.V., (Netherlands),
830	5.000%, 04/15/19	908
250	6.000%, 11/15/21	283
	Mosaic Co. (The),
429	3.750%, 11/15/21	414
429	4.875%, 11/15/41	395
210	NOVA Chemicals Corp., (Canada), 5.250%, 08/01/23 (e)	209
240	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	240
	PolyOne Corp.,
500	5.250%, 03/15/23 (e)	479
1,106	7.375%, 09/15/20	1,219
200	PPG Industries, Inc., 9.000%, 05/01/21	262
375	Praxair, Inc., 5.200%, 03/15/17	419
	Rain CII Carbon LLC/CII Carbon Corp.,
950	8.000%, 12/01/18 (e)	959
500	8.250%, 01/15/21 (e)	500
500	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	535
250	Tronox Finance LLC, 6.375%, 08/15/20 (e)	239
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,454

		16,686

	Construction Materials — 0.4%
1,500	Cemex Espana Luxembourg, (Spain), 9.875%, 04/30/19 (e)	1,624
1,687	Cemex Finance LLC, 9.660%, 02/14/17 (i)	1,687
500	Cemex S.A.B. de C.V., (Mexico), 9.000%, 01/11/18 (e)	533
1,000	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	1,085
400	Lafarge S.A., (France), 7.125%, 07/15/36	416
838	U.S. Concrete, Inc., 9.500%, 10/01/15	840
	Vulcan Materials Co.,
535	6.500%, 12/01/16	588
1,050	7.000%, 06/15/18	1,176
2,110	7.500%, 06/15/21	2,348

		10,297

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Containers & Packaging — 0.3%
300	Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., (Ireland), 4.875%, 11/15/22 (e)	289
	Ball Corp.,
400	4.000%, 11/15/23	357
950	5.000%, 03/15/22	934
865	5.750%, 05/15/21	917
1,500	6.750%, 09/15/20	1,620
125	7.375%, 09/01/19	135
584	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.000%, 04/01/20	626
773	Constar International, Inc., 11.000%, 12/31/17 (i)	116
725	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	761
935	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23 (e)	862
576	Graphic Packaging International, Inc., 4.750%, 04/15/21	553
675	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	758
275	Sealed Air Corp., 6.500%, 12/01/20 (e)	291
	Smurfit-Stone Container Enterprises, Inc.,
1,640	8.000%, 03/15/17 (d)	4
1,154	8.250%, 10/01/12 (d)	3
2,656	8.375%, 07/01/12 (d)	7

		8,233

	Metals & Mining — 0.9%
650	AK Steel Corp., 8.750%, 12/01/18	686
450	APERAM, (Luxembourg), 7.750%, 04/01/18 (e)	433
	ArcelorMittal, (Luxembourg),
2,200	5.111%, 02/25/17	2,250
2,345	6.750%, 02/25/22	2,386
1,225	7.500%, 10/15/39	1,127
2,525	10.350%, 06/01/19	2,992
	BHP Billiton Finance USA Ltd., (Australia),
163	1.000%, 02/24/15	164
575	5.400%, 03/29/17	643
120	6.500%, 04/01/19	142
222	Bluescope Steel Ltd./Bluescope Steel Finance, (Australia), 7.125%, 05/01/18 (e)	224
	Commercial Metals Co.,
170	4.875%, 05/15/23	154
785	6.500%, 07/15/17	844
230	Corp. Nacional del Cobre de Chile, (Chile), Reg. S., 7.500%, 01/15/19	273

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	125

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Metals & Mining — Continued
	FMG Resources August 2006 Pty Ltd., (Australia),
141	6.000%, 04/01/17 (e)	143
1,075	6.875%, 02/01/18 (e)	1,102
1,000	7.000%, 11/01/15 (e)	1,030
40	8.250%, 11/01/19 (e)	43
1,010	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	989
918	Kaiser Aluminum Corp., 8.250%, 06/01/20	1,024
1,510	Nucor Corp., 6.400%, 12/01/37	1,714
660	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	600
	Rio Tinto Finance USA Ltd., (Australia),
538	3.500%, 11/02/20	527
1,121	3.750%, 09/20/21	1,090
500	9.000%, 05/01/19	641
	Steel Dynamics, Inc.,
700	5.250%, 04/15/23 (e)	668
605	6.125%, 08/15/19	635
605	6.375%, 08/15/22	631
100	Xstrata Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	97

		23,252

	Paper & Forest Products — 0.1%
	Clearwater Paper Corp.,
960	4.500%, 02/01/23	869
12	7.125%, 11/01/18	13
667	PH Glatfelter Co., 5.375%, 10/15/20	663

		1,545

	Total Materials	60,013

	Telecommunication Services — 3.3%
	Diversified Telecommunication Services — 2.3%
214	Altice Financing S.A., (Luxembourg), 7.875%, 12/15/19 (e)	226
	AT&T, Inc.,
608	0.800%, 12/01/15	607
607	0.900%, 02/12/16	603
1,543	4.300%, 12/15/42	1,326
466	4.350%, 06/15/45	398
1,030	5.350%, 09/01/40	1,025
220	5.600%, 05/15/18	252
465	5.800%, 02/15/19	533
1,500	6.300%, 01/15/38	1,672
	BellSouth Corp.,
2,090	5.200%, 09/15/14	2,187

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — Continued
6	6.875%, 10/15/31	7
243	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	250
	CCO Holdings LLC/CCO Holdings Capital Corp.,
880	5.125%, 02/15/23	790
1,075	5.250%, 03/15/21 (e)	1,024
1,750	5.250%, 09/30/22	1,597
1,162	5.750%, 01/15/24	1,078
2,575	6.500%, 04/30/21	2,607
165	7.000%, 01/15/19	174
1,300	7.375%, 06/01/20	1,391
330	8.125%, 04/30/20	358
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	119
1,000	8.750%, 06/15/30	1,401
500	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	546
1,870	Embarq Corp., 7.995%, 06/01/36	1,919
	Frontier Communications Corp.,
785	7.125%, 03/15/19	824
168	7.625%, 04/15/24	164
455	8.125%, 10/01/18	500
215	8.500%, 04/15/20	235
145	8.750%, 04/15/22	157
1,215	9.000%, 08/15/31	1,179
1,650	9.250%, 07/01/21	1,873
	GTE Corp.,
800	6.840%, 04/15/18	941
590	6.940%, 04/15/28	694
2,205	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	2,325
	Intelsat Jackson Holdings S.A., (Luxembourg),
300	7.250%, 04/01/19	322
225	8.500%, 11/01/19	244
2,050	Level 3 Communications, Inc., 11.875%, 02/01/19	2,352
763	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	750
1,140	Qwest Capital Funding, Inc., 7.750%, 02/15/31	1,089
1,013	Qwest Communications International, Inc., 7.125%, 04/01/18	1,052
330	Qwest Corp., 7.250%, 09/15/25	365
800	Sprint Capital Corp., 8.750%, 03/15/32	820
	Telecom Italia Capital S.A., (Luxembourg),
562	5.250%, 11/15/13	566

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
190	7.721%, 06/04/38	187
	Telefonica Emisiones S.A.U., (Spain),
138	5.462%, 02/16/21	141
80	5.877%, 07/15/19	85
	tw telecom holdings, Inc.,
135	5.375%, 10/01/22 (e)	129
135	6.375%, 09/01/23 (e)	134
1,040	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	1,087
884	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	955
1,276	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	1,333
	Verizon Communications, Inc.,
585	6.900%, 04/15/38	696
75	7.350%, 04/01/39	93
920	7.750%, 12/01/30	1,173
290	7.750%, 06/15/32	364
1,070	Verizon New England, Inc., 7.875%, 11/15/29	1,282
2,000	Verizon Pennsylvania LLC, 8.350%, 12/15/30	2,475
401	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	435
	Virgin Media Secured Finance plc, (United Kingdom),
378	5.375%, 04/15/21 (e)	368
3,002	6.500%, 01/15/18	3,130
	Wind Acquisition Finance S.A., (Luxembourg),
470	6.500%, 04/30/20 (e)	470
208	7.250%, 02/15/18 (e)	211
2,500	7.250%, 02/15/18 (e)	2,550
1,175	11.750%, 07/15/17 (e)	1,228
	Windstream Corp.,
57	6.375%, 08/01/23	52
955	7.500%, 06/01/22	950
755	7.750%, 10/15/20	772
211	7.750%, 10/01/21	216
125	8.125%, 09/01/18	134
200	Zayo Group LLC/Zayo Capital, Inc., 8.125%, 01/01/20	217

		59,409

	Wireless Telecommunication Services — 1.0%
	America Movil S.A.B. de C.V., (Mexico),
732	2.375%, 09/08/16	743
1,266	3.125%, 07/16/22	1,141
300	6.125%, 03/30/40	313

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Wireless Telecommunication Services — Continued
	Crown Castle Towers LLC,
1,260	3.214%, 08/15/15 (e)	1,290
1,000	6.113%, 01/15/40 (e)	1,127
5,676	MetroPCS Wireless, Inc., 6.250%, 04/01/21 (e)	5,662
4,995	NII Capital Corp., 7.625%, 04/01/21	3,821
162	NII International Telecom S.C.A., (Luxembourg), 11.375%, 08/15/19 (e)	174
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	284
2,379	Softbank Corp., (Japan), 4.500%, 04/15/20 (e)	2,249
	Sprint Communications, Inc.,
1,050	7.000%, 03/01/20 (e)	1,129
1,823	7.000%, 08/15/20	1,882
125	8.375%, 08/15/17	140
1,544	9.000%, 11/15/18 (e)	1,803
177	11.500%, 11/15/21	231
465	T-Mobile USA, Inc., 5.250%, 09/01/18 (e)	470
650	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC, (Ireland), 7.748%, 02/02/21 (e)	671
250	VimpelCom Holdings B.V., (Netherlands), 6.255%, 03/01/17 (e)	260
	Vodafone Group plc, (United Kingdom),
1,160	1.625%, 03/20/17	1,144
870	5.000%, 09/15/15	938

		25,472

	Total Telecommunication Services	84,881

	Utilities — 3.0%
	Electric Utilities — 1.4%
	AES Eastern Energy LP,
2,362	9.000%, 01/02/17 (d) (i)	—
891	Alabama Power Co., 6.125%, 05/15/38	1,053
1,016	Baltimore Gas & Electric Co., 2.800%, 08/15/22	958
200	Centrais Eletricas Brasileiras S.A., (Brazil), Reg. S., 5.750%, 10/27/21	186
	DTE Electric Co.,
340	3.900%, 06/01/21	358
381	3.950%, 06/15/42	345
	Duke Energy Carolinas LLC,
780	4.300%, 06/15/20	842
200	5.250%, 01/15/18	228
1,100	6.050%, 04/15/38	1,305
115	Duke Energy Florida, Inc., 5.650%, 06/15/18	132

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	127

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Electric Utilities — Continued
280	Duke Energy Indiana, Inc., 3.750%, 07/15/20	292
	Duke Energy Progress, Inc.,
607	2.800%, 05/15/22	579
305	4.100%, 05/15/42	281
90	5.300%, 01/15/19	103
500	6.300%, 04/01/38	607
1,200	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,233
300	Eskom Holdings SOC Ltd., (South Africa), 6.750%, 08/06/23 (e)	292
168	FPL Energy National Wind Portfolio LLC, 6.125%, 03/25/19 (e)	136
95	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	81
	Georgia Power Co.,
562	Series Z, 5.250%, 12/15/15	616
140	5.950%, 02/01/39	161
723	Homer City Generation LP, PIK, 8.637%, 10/01/19	726
400	Hrvatska Elektroprivreda, (Croatia), 6.000%, 11/09/17 (e)	407
	Hydro-Quebec, (Canada),
842	8.400%, 01/15/22	1,123
1,028	9.400%, 02/01/21	1,408
400	Instituto Costarricense de Electricidad, (Costa Rica), Reg. S., 6.950%, 11/10/21	412
2,000	IPALCO Enterprises, Inc., 7.250%, 04/01/16 (e)	2,185
474	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	479
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,132
860	MidAmerican Energy Co., 5.300%, 03/15/18	978
	Nevada Power Co.,
446	5.375%, 09/15/40	495
600	7.125%, 03/15/19	740
	NextEra Energy Capital Holdings, Inc.,
268	1.200%, 06/01/15	269
265	7.875%, 12/15/15	304
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	333
	Northern States Power Co.,
173	5.350%, 11/01/39	195
765	6.250%, 06/01/36	954
	Pacific Gas & Electric Co.,
214	3.750%, 08/15/42	178
267	4.500%, 12/15/41	249

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — Continued
1,010	5.625%, 11/30/17	1,155
	PacifiCorp,
700	3.850%, 06/15/21	731
880	5.750%, 04/01/37	1,021
250	7.240%, 08/16/23	306
	Peco Energy Co.,
880	2.375%, 09/15/22	817
1,880	5.350%, 03/01/18	2,154
360	Potomac Electric Power Co., 6.500%, 11/15/37	457
929	PPL Electric Utilities Corp., 2.500%, 09/01/22	865
50	Progress Energy, Inc., 6.050%, 03/15/14	51
	Public Service Co. of Colorado,
312	2.250%, 09/15/22	284
198	3.200%, 11/15/20	200
35	6.500%, 08/01/38	45
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	99
1,100	Series G, 6.625%, 11/15/37	1,305
	Public Service Electric & Gas Co.,
350	2.700%, 05/01/15	361
155	5.300%, 05/01/18	177
416	5.375%, 11/01/39	464
	Southern California Edison Co.,
450	5.550%, 01/15/37	514
285	5.950%, 02/01/38	341
292	Southern Co. (The), 1.950%, 09/01/16	297
120	Union Electric Co., 8.450%, 03/15/39	184
	Virginia Electric and Power Co.,
900	2.750%, 03/15/23	844
235	6.350%, 11/30/37	292
670	8.875%, 11/15/38	1,052
73	Wisconsin Electric Power Co., 2.950%, 09/15/21	72
36	Xcel Energy, Inc., 4.800%, 09/15/41	36

		36,479

	Gas Utilities — 0.4%
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,315	6.250%, 08/20/19	1,368
649	6.500%, 05/20/21	670
369	Boston Gas Co., 4.487%, 02/15/42 (e)	351
570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	694
300	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	300

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Gas Utilities — Continued
396	Inergy Midstream LP/NRGM Finance Corp., 6.000%, 12/15/20 (e)	391
900	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	819
	Sabine Pass Liquefaction LLC,
905	5.625%, 02/01/21 (e)	864
984	5.625%, 04/15/23 (e)	913
464	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.500%, 10/01/18	497
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
1,881	5.875%, 10/01/20 (e)	1,876
1,400	6.125%, 10/15/21 (e)	1,397

		10,140

	Independent Power Producers & Energy Traders — 0.8%
	AES Corp.,
240	4.875%, 05/15/23	220
4,000	7.375%, 07/01/21	4,360
	Calpine Corp.,
1,206	7.500%, 02/15/21 (e)	1,279
3,493	7.875%, 01/15/23 (e)	3,746
	Dynegy Holdings LLC,
105	7.625%, 10/15/26 (d) (i)	—	(h)
4,770	7.750%, 06/01/19 (d) (i)	12
	Edison Mission Energy,
2,500	7.000%, 05/15/17 (d)	1,594
800	7.200%, 05/15/19 (d)	510
	NRG Energy, Inc.,
4,143	6.625%, 03/15/23	4,112
2,750	7.625%, 01/15/18	3,045
1,121	PSEG Power LLC, 5.125%, 04/15/20	1,222

		20,100

	Multi-Utilities — 0.3%
300	Consolidated Edison Co. of New York, Inc., 5.500%, 12/01/39	339
925	Consumers Energy Co., 6.700%, 09/15/19	1,140
	Dominion Resources, Inc.,
46	4.900%, 08/01/41	46
785	Series F, 5.250%, 08/01/33	848
400	7.000%, 06/15/38	513
160	DTE Energy Co., 7.625%, 05/15/14	168
	Nisource Finance Corp.,
1,470	6.400%, 03/15/18	1,697
150	6.800%, 01/15/19	176

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Multi-Utilities — Continued
	San Diego Gas & Electric Co.,
249	4.500%, 08/15/40	251
685	6.000%, 06/01/26	831
500	6.000%, 06/01/39	613
	Sempra Energy,
255	6.150%, 06/15/18	295
75	6.500%, 06/01/16	85
589	9.800%, 02/15/19	786

		7,788

	Water Utilities — 0.1%
925	American Water Capital Corp., 6.085%, 10/15/17	1,064

	Total Utilities	75,571

	Total Corporate Bonds (Cost $907,041)	927,161

Foreign Government Securities — 1.7%
180	Arab Republic of Egypt, (Egypt), Reg. S., 5.750%, 04/29/20	152
200	Banco Nacional de Desenvolvimento Economico e Social, (Brazil), 6.369%, 06/16/18 (e)	214
	Brazil Notas do Tesouro Nacional Serie F, (Brazil),
BRL 410	10.000%, 01/01/15	170
BRL 480	10.000%, 01/01/17	192
250	Citigroup, Inc., CLN, 12.000%, 11/15/32 (linked to Republic of Kenya 20-Year Bond, 12.000%, 11/01/32; credit rating B), (Kenya)11/15/32 (i)	240
220	Citigroup, Inc., CLN, 13.300%, 10/02/13 (linked to Government of Ghana 3-Year Bond, 13.300%, 09/30/13; credit rating B), (Ghana), 13.264%, 10/02/13 (e) (i)	134
150	Citigroup, Inc., CLN, 16.900%, 03/09/16 (linked to Government of Ghana 3-Year Bond, 16.900%, 03/07/16; credit rating B), (Ghana), 17.135%, 03/09/16 (a) (e) (i)	115
200	Export Credit Bank of Turkey, (Turkey), Reg. S., 5.375%, 11/04/16	205
	Federal Republic of Brazil, (Brazil),
39	8.000%, 01/15/18	44
BRL 850	8.500%, 01/05/24	315
380	11.000%, 08/17/40	444
249	12.250%, 03/06/30	411
400	Financing of Infrastructural Projects State Enterprise, (Ukraine), Reg. S., 9.000%, 12/07/17	375

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	129

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — Continued
	200	Government of Bermuda, (Bermuda), 4.138%, 01/03/23 (e)	190
		Government of Dominican Republic, (Dominican Republic),
	260	Reg. S., 9.040%, 01/23/18	283
DOP	1,700	Reg. S., 16.950%, 02/04/22	50
DOP	1,800	18.500%, 02/04/28	52
	230	Government of Mongolia, (Mongolia), 5.125%, 12/05/22 (e)	185
		Israel Government AID Bond, (Israel),
	1,973	Zero Coupon, 08/15/17	1,858
	2,000	5.500%, 09/18/33	2,387
		Kingdom of Morocco, (Morocco),
	200	Reg. S., 4.250%, 12/11/22	172
	200	Reg. S., 5.500%, 12/11/42	159
	249	Poland Government Bond, (Poland), 5.000%, 03/23/22	260
	655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	882
	3,683	Province of Ontario, (Canada), 1.650%, 09/27/19	3,504
	300	Province of Quebec, (Canada), 6.350%, 01/30/26	370
	240	Provincia de Buenos Aires, (Argentina), Reg. S., 10.875%, 01/26/21	173
AUD	1,400	Queensland Treasury Corp., (Australia), Series 18, 6.000%, 02/21/18	1,367
	250	Republic of Angola Via Northern Lights III B.V., (Netherlands), Reg. S., 7.000%, 08/16/19	265
		Republic of Argentina, (Argentina),
	1,001	SUB, 2.500%, 12/31/38	323
	170	7.000%, 10/03/15	152
	318	8.280%, 12/31/33	181
	199	8.750%, 06/02/17	151
	240	Republic of Belarus, (Belarus), Reg. S., 8.750%, 08/03/15	232
	38	Republic of Belize, (Belize), SUB, 5.000%, 02/20/38 (e)	22
CLP	145,000	Republic of Chile, (Chile), 6.000%, 01/01/22	298
		Republic of Colombia, (Colombia),
	200	2.625%, 03/15/23	174
	100	7.375%, 01/27/17	116
	240	7.375%, 09/18/37	291
	240	8.125%, 05/21/24	308
	270	10.375%, 01/28/33	401
	105	Republic of Costa Rica, (Costa Rica), Reg. S., 9.995%, 08/01/20	134

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Republic of Croatia, (Croatia),
250	5.500%, 04/04/23 (e)	239
200	Reg. S., 6.250%, 04/27/17	210
200	6.375%, 03/24/21 (e)	203
300	Republic of Ecuador, (Ecuador), Reg. S., 9.375%, 12/15/15	309
	Republic of El Salvador, (El Salvador),
224	Reg. S., 5.875%, 01/30/25 (e)	208
130	Reg. S., 7.375%, 12/01/19	140
185	Reg. S., 7.650%, 06/15/35	178
90	Reg. S., 7.750%, 01/24/23	97
59	Reg. S., 8.250%, 04/10/32	60
200	Republic of Guatemala, (Guatemala), 5.750%, 06/06/22 (e)	202
	Republic of Hungary, (Hungary),
60	4.125%, 02/19/18	58
216	5.375%, 02/21/23	203
481	6.250%, 01/29/20	499
40	6.250%, 01/29/20	42
240	6.375%, 03/29/21	248
138	7.625%, 03/29/41	142
186	7.625%, 03/29/41	191
240	Republic of Iceland, (Iceland), 5.875%, 05/11/22 (e)	243
	Republic of Indonesia, (Indonesia),
410	Reg. S., 5.875%, 03/13/20	410
200	Reg. S., 6.750%, 03/10/14	205
100	Reg. S., 7.750%, 01/17/38	106
320	Reg. S., 11.625%, 03/04/19	410
590	Republic of Iraq, (Iraq), Reg. S., 5.800%, 01/15/28	471
320	Republic of Ivory Coast, (Ivory Coast), Reg. S., SUB, 5.750%, 12/31/32	271
	Republic of Lebanon, (Lebanon),
132	6.375%, 03/09/20	130
610	Reg. S., 8.250%, 04/12/21	659
70	9.000%, 03/20/17	76
	Republic of Lithuania, (Lithuania),
505	Reg. S., 5.125%, 09/14/17 (e)	542
140	6.125%, 03/09/21 (e)	156
200	Reg. S., 6.625%, 02/01/22	228
290	Republic of Pakistan, (Pakistan), Reg. S., 6.875%, 06/01/17	271
	Republic of Panama, (Panama),
240	6.700%, 01/26/36	266
220	9.375%, 04/01/29	308

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
400	Republic of Paraguay, (Paraguay), 4.625%, 01/25/23 (e)	364
	Republic of Peru, (Peru),
114	5.625%, 11/18/50	112
PEN 79	Reg. S., 6.950%, 08/12/31	28
200	7.125%, 03/30/19	238
370	7.350%, 07/21/25	457
60	8.375%, 05/03/16	69
398	8.750%, 11/21/33	552
	Republic of Philippines, (Philippines),
100	6.375%, 10/23/34	113
130	6.500%, 01/20/20	150
390	7.750%, 01/14/31	488
100	9.500%, 02/02/30	144
210	10.625%, 03/16/25	319
	Republic of Romania, (Romania),
110	4.375%, 08/22/23 (e)	103
RON 320	5.900%, 07/26/17	99
516	Reg. S., 6.750%, 02/07/22 (e)	575
	Republic of Serbia, (Serbia),
300	5.250%, 11/21/17 (e)	293
63	Reg. S., SUB, 6.750%, 11/01/24	60
200	Reg. S., 7.250%, 09/28/21	200
	Republic of South Africa, (South Africa),
390	4.665%, 01/17/24	364
330	5.500%, 03/09/20	344
ZAR 13,700	7.250%, 01/15/20	1,293
470	Republic of Sri Lanka, (Sri Lanka), 6.250%, 10/04/20 (e)	445
	Republic of Turkey, (Turkey),
240	6.000%, 01/14/41	215
200	6.250%, 09/26/22	207
474	6.750%, 04/03/18	516
115	6.875%, 03/17/36	115
170	7.000%, 03/11/19	187
90	7.000%, 06/05/20	99
317	7.250%, 03/05/38	330
100	7.500%, 07/14/17	112
	Republic of Ukraine, (Ukraine),
200	Reg. S., 6.250%, 06/17/16	184
735	Reg. S., 6.580%, 11/21/16 (e)	675
	Republic of Uruguay, (Uruguay),
230	7.625%, 03/21/36	275
	Republic of Venezuela, (Venezuela),
92	Reg. S., 5.750%, 02/26/16	83
20	Reg. S., 6.000%, 12/09/20	14

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

69	Reg. S., 7.000%, 03/31/38	44
121	7.650%, 04/21/25	85
75	Reg. S., 7.750%, 10/13/19	61
195	Reg. S., 8.250%, 10/13/24	144
42	Reg. S., 9.000%, 05/07/23	33
445	9.250%, 09/15/27	356
300	Republic of Vietnam, (Vietnam), Reg. S., 6.750%, 01/29/20	313
	Russian Federation, (Russia),
400	3.250%, 04/04/17 (e)	412
1,008	Reg. S., SUB, 7.500%, 03/31/30	1,163
RUB 2,000	8.150%, 02/03/27	61
160	Reg. S., 12.750%, 06/24/28	272
100	South Africa Government International Bond, (South Africa), 5.500%, 03/09/20	104
AUD 1,400	South Australian Government Financing Authority, (Australia), 5.750%, 04/20/15	1,305
EUR 1,430	Spain Government Bond, (Spain), 4.500%, 01/31/18	1,987
	United Mexican States, (Mexico),
290	3.625%, 03/15/22	282
450	4.750%, 03/08/44	390
200	5.625%, 01/15/17	222
288	5.750%, 10/12/10	258
160	6.050%, 01/11/40	169

	Total Foreign Government Securities (Cost $46,658)	43,415

Mortgage Pass-Through Securities — 10.2%
	Federal Home Loan Mortgage Corp.,
50	ARM, 2.000%, 08/01/36	52
82	ARM, 2.335%, 05/01/37	87
260	ARM, 2.536%, 10/01/36	278
488	ARM, 2.856%, 10/01/37	517
246	ARM, 2.915%, 03/01/36	263
675	ARM, 3.363%, 03/01/36	725
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
4,949	4.000%, 08/01/18 - 02/01/26	5,218
406	4.500%, 10/01/18	428
44	5.000%, 05/01/18	47
4,063	5.500%, 01/01/21 - 12/01/24	4,393
329	6.000%, 11/01/21	353
83	6.500%, 07/01/14	84
44	7.500%, 01/01/17	46
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
8,812	4.000%, 01/01/32	9,280

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	131

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — Continued
3,132		6.000%, 02/01/28	3,421
590		6.500%, 11/01/22	652
275		7.000%, 01/01/27	309
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
118		4.000%, 09/01/33	122
2,027		4.500%, 05/01/41	2,135
33		6.000%, 02/01/29	36
737		6.500%, 01/01/24 - 11/01/36	818
777		7.000%, 09/01/24 - 10/01/36 (m)	890
85		7.500%, 10/01/19 - 02/01/27	94
105		8.000%, 08/01/27 - 03/01/30	124
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,793		7.500%, 01/01/32 - 12/01/36	2,066
373		10.000%, 10/01/30	434
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
15,072		3.500%, 09/01/32 - 06/01/42	15,044
4,266		4.000%, 06/01/42 - 10/01/42	4,372
36		7.000%, 12/01/14 - 03/01/16	38
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
1		7.500%, 02/01/17	1
2		12.000%, 08/01/15 - 07/01/19	2
—	(h)	13.000%, 06/01/14	—	(h)
		Federal National Mortgage Association,
128		ARM, 1.713%, 07/01/37	136
240		ARM, 2.055%, 07/01/37	247
91		ARM, 2.332%, 04/01/37	96
275		ARM, 2.397%, 05/01/35	288
336		ARM, 2.608%, 03/01/37	356
466		ARM, 2.614%, 04/01/37	494
179		ARM, 2.622%, 01/01/34	190
23		ARM, 2.750%, 10/01/33	23
318		ARM, 5.320%, 01/01/23	348
		Federal National Mortgage Association, 15 Year, Single Family,
2,699		3.500%, 09/01/18 - 07/01/19	2,826
767		4.000%, 07/01/18 - 10/01/18	809
216		4.500%, 07/01/18	229
2,159		5.000%, 05/01/18 - 07/01/25	2,296
113		5.500%, 08/01/17 - 07/01/20	119
901		6.000%, 01/01/14 - 08/01/22	967
—	(h)	7.000%, 03/01/15	—	(h)
3		8.000%, 01/01/16	2

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Federal National Mortgage Association, 20 Year, Single Family,
948	3.500%, 12/01/30	950
585	6.000%, 04/01/24	638
486	6.500%, 11/01/18	520
213	Federal National Mortgage Association, 30 Year, FHA/VA, 5.500%, 08/01/34	233
	Federal National Mortgage Association, 30 Year, Single Family,
3,821	5.000%, 10/01/39 - 08/01/40	4,185
1,156	5.500%, 12/01/28 - 09/01/34	1,260
5,470	6.000%, 03/01/34 - 08/01/37	6,049
1,609	6.500%, 04/01/28 - 10/01/38	1,774
1,135	7.000%, 03/01/28 - 04/01/37	1,291
328	7.500%, 10/01/26 - 11/01/38	361
4,483	8.000%, 08/01/22 - 12/01/36	5,350
46	8.500%, 10/01/25 - 12/01/25	52
4	9.000%, 01/01/19 - 04/01/25	5
4	12.500%, 01/01/16	4
	Federal National Mortgage Association, Other,
3,952	VAR, 0.545%, 01/01/23	3,941
5,060	1.446%, 07/01/17	5,044
3,045	1.829%, 02/01/20	2,970
1,860	2.211%, 04/01/19	1,852
5,780	2.490%, 10/01/17 - 01/01/23	5,565
7,500	2.521%, 02/01/23	6,994
4,159	2.593%, 01/01/23	3,904
3,900	2.738%, 03/01/23	3,696
1,504	2.841%, 03/01/22	1,515
1,750	3.482%, 11/01/20	1,797
1,680	3.492%, 01/01/18	1,778
79,727	3.500%, 05/01/32 - 06/01/43	80,247
1,575	3.590%, 10/01/20	1,639
1,487	3.730%, 06/01/18	1,606
1,613	3.782%, 12/01/21	1,664
1,604	3.810%, 01/01/19	1,697
1,000	3.895%, 09/01/21	1,042
8,558	4.000%, 07/01/42	8,768
1,275	4.195%, 07/01/21	1,346
2,094	4.319%, 12/01/19	2,251
3,000	4.399%, 02/01/20	3,257
3,799	4.402%, 12/01/19	4,097
6,265	4.484%, 06/01/21	6,722
702	4.500%, 01/01/20	744
2,399	4.515%, 02/01/20	2,601
1,944	4.794%, 01/01/21	2,120

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — Continued
589	5.000%, 12/01/32 - 08/01/33	624
404	5.500%, 09/01/17	424
180	6.500%, 04/01/36 - 07/01/36	200
	Government National Mortgage Association II, 30 Year, Single Family,
5,863	6.000%, 11/20/32 - 09/20/38	6,480
1,762	6.500%, 02/20/29 - 10/20/39	1,960
3,954	7.000%, 06/20/32 - 01/20/39	4,496
457	7.500%, 08/20/25 - 05/20/32	528
862	8.000%, 08/20/26 - 09/20/31	1,032
604	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	666
	Government National Mortgage Association, 30 Year, Single Family,
303	6.500%, 02/15/28 - 10/15/29	345
100	7.000%, 02/15/24 - 11/15/27	114
91	7.250%, 09/15/21 - 01/15/28	105
56	7.500%, 10/15/22 - 02/15/27	60
5	7.750%, 02/15/27	5
2	8.500%, 11/15/25	2
73	9.000%, 04/15/16 - 01/15/25	78
4	10.000%, 11/15/20	4
1	13.000%, 01/15/15	1

	Total Mortgage Pass-Through Securities (Cost $266,889)	260,408

Municipal Bonds — 0.4% (t)
	California — 0.1%
1,000	Los Angeles Department of Airports, Taxable Build America Bonds, Rev., 6.582%, 05/15/39	1,182
774	University of California, Rev., 4.858%, 05/15/12	667

		1,849

	Illinois — 0.1%
1,960	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	1,717

	New York — 0.1%
	New York State Dormitory Authority, State Personal Taxable General Purpose, Build America Bonds,
560	Series H, Rev., 5.289%, 03/15/33	597
1,165	Series H, Rev., 5.389%, 03/15/40	1,253
895	Port Authority of New York & New Jersey, Consolidated 174, Rev., 4.458%, 10/01/62	771
1,450	Port Authority of New York & New Jersey, Taxable Consolidated 164, Rev., 5.647%, 11/01/40	1,573

		4,194

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Ohio — 0.1%
	1,040	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	1,251
	1,563	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11	1,365

			2,616

		Total Municipal Bonds (Cost $10,351)	10,376

	Preferred Securities — 0.4% (x)
		Financials — 0.4%
		Commercial Banks — 0.1%
	3,175	Wachovia Capital Trust III, VAR, 5.570%, 10/04/13	3,000

		Diversified Financial Services — 0.2%
	4,325	Bank of America Corp., Series K, VAR, 8.000%, 01/30/18	4,741
	581	Citigroup, Inc., VAR, 5.950%, 01/30/23	552

			5,293

		Insurance — 0.1%
	1,075	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e)	1,113

		Total Preferred Securities (Cost $9,304)	9,406

	Supranational — 0.2%
	1,000	African Development Bank, 8.800%, 09/01/19	1,329
	1,260	Corp. Andina de Fomento, 3.750%, 01/15/16	1,313
NZD	1,500	International Finance Corp., 3.500%, 09/05/17	1,122

		Total Supranational (Cost $3,789)	3,764

	U.S. Government Agency Securities — 1.4%
	385	Federal Home Loan Mortgage Corp., 6.750%, 09/15/29	520
		Federal National Mortgage Association,
	7,360	Zero Coupon, 06/01/17	6,943
	1,500	5.625%, 07/15/37	1,839
	1,000	8.200%, 03/10/16	1,186
		Federal National Mortgage Association STRIPS,
	1,000	11/15/21	771
	1,275	05/15/30	630
		Financing Corp. Fico,
	3,100	Zero Coupon, 11/30/17	2,881
	1,000	05/11/18	917
	1,285	Zero Coupon, 04/05/19	1,129
	1,500	Zero Coupon, 09/26/19	1,295

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	133

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Government Agency Securities — Continued
347	New Valley Generation II, 5.572%, 05/01/20	388
595	New Valley Generation III, 4.929%, 01/15/21	653
	Residual Funding Corp. STRIPS,
11,175	Zero Coupon, 07/15/20	9,434
2,770	Zero Coupon, 10/15/20	2,312
	Tennessee Valley Authority,
902	4.625%, 09/15/60	851
2,103	5.250%, 09/15/39	2,290
1,610	5.880%, 04/01/36	1,909
500	Tennessee Valley Authority STRIPS, Zero Coupon, 11/01/25	305

	Total U.S. Government Agency Securities (Cost $36,035)	36,253

U.S. Treasury Obligations — 12.1%
	U.S. Treasury Bonds,
85	3.500%, 02/15/39	83
555	4.375%, 02/15/38	629
8,400	4.500%, 02/15/36	9,699
3,890	4.500%, 05/15/38	4,491
5,000	5.000%, 05/15/37	6,180
2,500	5.250%, 02/15/29	3,100
1,000	5.500%, 08/15/28	1,269
4,250	6.375%, 08/15/27	5,804
3,600	7.125%, 02/15/23	4,965
7,200	7.250%, 08/15/22	9,936
4,800	7.500%, 11/15/24	6,947
2,625	7.875%, 02/15/21	3,644
13,600	8.125%, 05/15/21 (m)	19,218
10,000	8.125%, 08/15/21 (m)	14,208
5,000	8.500%, 02/15/20	6,980
6,000	8.750%, 08/15/20	8,585
6,905	8.875%, 08/15/17 (m)	8,957
1,000	U.S. Treasury Inflation Indexed Bond, 3.625%, 04/15/28	1,964
4,900	U.S. Treasury Inflation Indexed Notes, 1.250%, 04/15/14	5,468
	U.S. Treasury Notes,
50	0.125%, 09/30/13 (k)	50
2,966	0.875%, 01/31/18	2,898
23,150	0.875%, 07/31/19	21,804
4,750	1.125%, 05/31/19	4,560
2,665	1.375%, 11/30/18	2,624
2,000	1.375%, 01/31/20	1,917
2,765	1.500%, 08/31/18	2,752
2,000	1.750%, 10/31/18	2,010
100	2.000%, 04/30/16	104

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

2,000	2.125%, 08/15/21	1,955
11,000	2.250%, 11/30/17	11,419
130	2.625%, 04/30/16	137
7,115	2.875%, 03/31/18	7,565
1,000	3.125%, 10/31/16	1,070
5,654	3.125%, 05/15/19	6,056
1,250	3.250%, 03/31/17	1,346
8,000	4.250%, 11/15/17 (m)	8,967
2,860	4.750%, 08/15/17	3,253
	U.S. Treasury STRIPS,
1,980	05/15/16	1,945
6,916	02/15/17	6,673
11,239	08/15/17	10,697
12,920	11/15/17 (m)	12,209
4,000	02/15/18	3,749
1,606	08/15/18	1,481
185	08/15/19	164
9,201	05/15/20	7,944
3,390	11/15/20	2,866
1,795	02/15/21	1,500
15,000	05/15/21	12,389
22,000	11/15/21 (m)	17,763
5,000	08/15/22	3,907
5,000	11/15/22	3,865
4,000	08/15/24	2,849
5,000	11/15/24	3,517
2,900	02/15/25	2,016
6,315	02/15/27	3,994
8,000	11/15/27	4,890
2,615	02/15/28	1,579

	Total U.S. Treasury Obligations (Cost $297,035)	308,611

SHARES
Common Stocks — 0.5%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
49	General Motors Co. (a)	1,671
18	Motors Liquidation Co. GUC Trust (a)	555

		2,226

	Hotels, Restaurants & Leisure — 0.0%
500	Real Mex Restaurants, Inc., Class B, ADR (a) (i)	—

	Leisure Equipment & Products — 0.0% (g)
31	New True Temper Holdings Corp., Inc. (a) (i)	20

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
		Media — 0.0% (g)
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	31

		Specialty Retail — 0.0% (g)
40		Neebo, Inc. (a) (i)	262

		Total Consumer Discretionary	2,539

		Consumer Staples — 0.0%
		Food Products — 0.0%
40		Eurofresh, Inc., ADR (a) (i)	—

		Financials — 0.1%
		Diversified Financial Services — 0.1%
215		Capmark Financial Group, Inc.	1,459
7		Somerset Cayuga Holding Co., Inc. (a) (i)	177

		Total Financials	1,636

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
1		General Maritime Corp. (a) (i)	8

		Materials — 0.3%
		Chemicals — 0.0% (g)
—	(h)	LyondellBasell Industries N.V., (Netherlands), Class A	2

		Construction Materials — 0.2%
262		U.S. Concrete, Inc. (a)	5,136

		Containers & Packaging — 0.0%
9		Constar International, Inc., Class A, ADR (a) (i)	—

		Paper & Forest Products — 0.1%
23		New Holdco (a) (i)	1,970

		Total Materials	7,108

		Utilities — 0.0% (g)
		Independent Power Producers & Energy Traders — 0.0% (g)
70		Dynegy, Inc. (a)	1,360

		Total Common Stocks (Cost $11,858)	12,651

Preferred Stocks — 0.4%
		Consumer Discretionary — 0.1%
		Automobiles — 0.1%
35		General Motors Co., Series B, 4.750%, 12/01/13	1,703

		Consumer Staples — 0.0%
		Food Products — 0.0%
—	(h)	Eurofresh, Inc., ADR, PIK, 15.000%, 11/18/16 # (i)	—

SHARES	SECURITY DESCRIPTION	VALUE

	Financials — 0.3%
	Commercial Banks — 0.0% (g)
15	CoBank ACB, Series D, 11.000%, 10/01/14 ($50 par value) @ (a)	804

	Consumer Finance — 0.1%
4	Ally Financial, Inc., 7.000%, 10/03/13 ($1,000 par value) @ (a) (e)	3,721

	Diversified Financial Services — 0.1%
14	Citigroup Capital XIII, VAR, 7.875%, 10/30/40 ($25 par value) (a)	396
1	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 @ (a) (e)	996

		1,392

	Insurance — 0.1%
11	Hartford Financial Services Group, Inc., VAR, 7.875%, 04/15/42 ($ 25 par value) (a)	306
2	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.380%, 10/29/49 ($1,000 par value) (a)	1,678

		1,984

	Total Financials	7,901

	Health Care — 0.0% (g)
	Health Care Providers & Services — 0.0% (g)
17	Carriage Services Capital Trust, 7.000%, 06/01/29 ($50 par value) (a)	830

	Materials — 0.0%
	Containers & Packaging — 0.0%
1	Constar International, Inc., Class A, 11.000% (a) (i)	—

	Total Preferred Stocks (Cost $10,714)	10,434

PRINCIPAL AMOUNT
Loan Assignments — 1.2%
	Consumer Discretionary — 0.5%
	Automobiles — 0.1%
887	Chrysler Group LLC, Term Loan B, VAR, 4.250%, 05/24/17	897

	Hotels, Restaurants & Leisure — 0.2%
350	American Casino & Entertainment Properties LLC, Term Loan, VAR, 6.000%, 07/03/19	355
750	Bally Technologies, Inc., Term B Loan, VAR, 08/15/20 ^	749
1,717	Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.434%, 01/28/18	1,541
1,173	CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	1,177

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	135

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
1,400	Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	1,436
250	Scientific Games Corp., Term Loan B, VAR, 09/30/20 ^	248

		5,506

	Media — 0.2%
1,257	Clear Channel Communications, Inc., Term Loan B, VAR, 3.832%, 01/29/16	1,171
749	Clear Channel Communications, Inc., Term Loan D, VAR, 6.932%, 01/23/19	687
200	Kabel Deutschland GmbH, Facility F1, VAR, 3.250%, 02/01/19	200
	MTL Publishing LLC, Term B Loan,
59	VAR, 4.250%, 06/29/18	59
15	VAR, 4.250%, 06/29/18	16
	R.H. Donnelley, Inc., Exit Term Loan,
1,956	VAR, 9.750%, 12/31/16 ^	1,424
1,841	VAR, 9.750%, 12/31/16 ^	1,340
855	Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16	874
2,993	Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/21/15 (d) (i)	52

		5,823

	Specialty Retail — 0.0% (g)
662	Gymboree Corp., Initial Term Loan (A & R), VAR, 5.000%, 02/23/18	635
18	Gymboree, Initial Term Loan (A & R), VAR, 5.000%, 02/23/18	17

		652

	Total Consumer Discretionary	12,878

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
1,181	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	1,186
1,193	SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19	1,196

		2,382

	Food Products — 0.0% (g)
	High Liner Foods, Inc., Term Loan,
5	VAR, 4.750%, 12/19/17	5
218	VAR, 4.750%, 12/19/17	219

		224

	Total Consumer Staples	2,606

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
565	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	566
637	NGPL PipeCo LLC, Term Loan, VAR, 6.750%, 09/15/17	600

	Total Energy	1,166

	Financials — 0.2%
	Diversified Financial Services — 0.0% (g)
	Aot Holdings Ltd., 1st Lien Senior Secured Term Loan,
11	VAR, 5.000%, 10/01/19	10
92	VAR, 5.000%, 10/01/19	92
65	VAR, 5.000%, 10/01/19	65
12	VAR, 5.000%, 10/01/19	12
127	VAR, 5.000%, 10/01/19	128
12	VAR, 5.000%, 10/01/19	12
1	VAR, 5.000%, 10/01/19	1

		320

	Real Estate Management & Development — 0.2%
4,654	Invitation Homes, Revolving Loan, VAR, 3.750%, 03/15/15 (i)	4,630

	Total Financials	4,950

	Health Care — 0.1%
	Health Care Equipment & Supplies — 0.0% (g)
124	Kinetic Concepts, Inc., Incremental Term D-1 Loan, VAR, 4.500%, 05/04/18	124

	Health Care Providers & Services — 0.0% (g)
847	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	826

	Pharmaceuticals — 0.1%
568	Aptalis Pharma, Inc., Term B-2 Loan, VAR, 5.500%, 02/10/17	569
	Aptalis Pharma, Inc., Term Loan,
37	VAR, 5.500%, 02/10/17	37
342	VAR, 5.500%, 02/10/17	343
173	Catalent Pharma Solutions, Inc., Dollar Term-2 Loan, VAR, 4.250%, 09/15/17	173

		1,122

	Total Health Care	2,072

	Industrials — 0.0% (g)
	Aerospace & Defense — 0.0% (g)
427	Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	433

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Building Products — 0.0% (g)
322	Summit Materials LLC, Term Loan, VAR, 5.000%, 01/30/19	322

	Marine — 0.0% (g)
250	Navios Maritime Partners L.P., Term Loan, VAR, 5.250%, 06/27/18	254

	Total Industrials	1,009

	Information Technology — 0.0% (g)
	Communications Equipment — 0.0% (g)
647	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 5.750%, 01/30/19	650

	IT Services — 0.0% (g)
135	First Data Corp., Term Loan, VAR, 4.184%, 09/24/18	133

	Total Information Technology	783

	Materials — 0.1%
	Chemicals — 0.1%
240	AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17	241
501	DuPont Performance, Term Loan, VAR, 4.750%, 02/01/20	504
	Tronox Ltd., Term Loan,
101	VAR, 4.500%, 03/19/20	102
88	VAR, 4.500%, 03/19/20	89

		936

	Metals & Mining — 0.0% (g)
437	FMG Resources Pty Ltd., Term Loan, VAR, 5.250%, 10/18/17	438
305	Noranda Aluminum Holding Corp., Term B Loan, VAR, 5.750%, 02/28/19	289

		727

	Total Materials	1,663

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
195	Cincinnati Bell, Tranche B Term Loan, VAR, 08/09/20 ^	193

	Wireless Telecommunication Services — 0.0% (g)
668	Cricket Communications, Inc., Term Loan C, VAR, 4.750%, 03/08/20	670

	Total Telecommunication Services	863

	Utilities — 0.1%
	Electric Utilities — 0.1%
	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan,
1,421	VAR, 4.685%, 10/10/17	960
695	VAR, 4.766%, 10/10/17	470

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — Continued
	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
1,421	VAR, 3.685%, 10/10/14	966
696	VAR, 3.766%, 10/10/14	473

	Total Utilities	2,869

	Total Loan Assignments (Cost $34,692)	30,860

NUMBER OF WARRANTS
Warrants — 0.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
	General Motors Co.,
67	expiring 7/10/16 (Strike Price $10.00) (a)	1,645
67	expiring 7/10/19 (Strike Price $18.33) (a)	1,146

		2,791

	Specialty Retail — 0.0%
	Neebo, Inc.,
13	expiring 6/20/19 (Strike Price $1.00) (a) (i)	—

		—

	Total Consumer Discretionary	2,791

	Industrials — 0.0%
	Marine — 0.0%
1	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $2,389)	2,791

SHARES
Short-Term Investment — 0.5%
	Investment Company — 0.5%
11,642	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $11,642)	11,642

	Total Investments — 99.4% (Cost $2,510,717)	2,540,647
	Other Assets in Excess of Liabilities — 0.6%	14,695

	NET ASSETS — 100.0%	$2,555,342

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	137

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
8	U.S. Treasury Long Bond	12/19/13	1,055	5
1	2 Year U.S. Treasury Note	12/31/13	220	—	(h)
10	5 Year U.S. Treasury Note	12/31/13	1,197	—	(h)
	Short Futures Outstanding
(8)	10 Year U.S. Treasury Note	12/19/13	(994)	—	(h)

				5

Forward Foreign Currency Exchange Contracts
CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,100,000	AUD	Union Bank of Switzerland AG	12/06/13	2,773	2,742	31
3,000,000	EUR	Union Bank of Switzerland AG	12/06/13	4,000	3,967	33
106,000,000	JPY	Barclays Bank plc	09/26/13	1,089	1,080	9
15,000,000	ZAR	Union Bank of Switzerland AG	12/06/13	1,491	1,438	53
				9,353	9,227	126

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 42.7%
	Agency CMO — 42.7%
	Federal Home Loan Mortgage Corp. REMIC,
60	Series 1343, Class LA, 8.000%, 08/15/22	71
442	Series 1367, Class K, 5.500%, 09/15/22	482
81	Series 1591, Class E, 10.000%, 10/15/23	85
679	Series 1633, Class Z, 6.500%, 12/15/23	756
738	Series 1694, Class PK, 6.500%, 03/15/24	773
4,183	Series 1785, Class A, 6.000%, 10/15/23	4,158
234	Series 1999, Class PU, 7.000%, 10/15/27	267
360	Series 2031, Class PG, 7.000%, 02/15/28	407
1,095	Series 2035, Class PC, 6.950%, 03/15/28	1,253
851	Series 2064, Class PD, 6.500%, 06/15/28 (m)	955
657	Series 2095, Class PE, 6.000%, 11/15/28	733
286	Series 2152, Class BD, 6.500%, 05/15/29	306
1,488	Series 2162, Class TH, 6.000%, 06/15/29	1,659
84	Series 2345, Class PQ, 6.500%, 08/15/16	88
824	Series 2367, Class ME, 6.500%, 10/15/31	874
1,580	Series 2480, Class EJ, 6.000%, 08/15/32	1,768
2,963	Series 2562, Class PG, 5.000%, 01/15/18	3,163
3,335	Series 2611, Class QZ, 5.000%, 05/15/33	3,723
398	Series 2647, Class A, 3.250%, 04/15/32	408
1,412	Series 2651, Class VZ, 4.500%, 07/15/18	1,499
4,986	Series 2656, Class BG, 5.000%, 10/15/32	5,204
1,358	Series 2688, Class DG, 4.500%, 10/15/23	1,472
3,651	Series 2727, Class PE, 4.500%, 07/15/32	3,727
5,130	Series 2773, Class TB, 4.000%, 04/15/19	5,471
6,623	Series 2841, Class AT, 4.000%, 08/15/19	7,064
1,625	Series 2882, Class QD, 4.500%, 07/15/34	1,739
6,342	Series 2915, Class MU, 5.000%, 01/15/35	6,874
2,165	Series 2927, Class GA, 5.500%, 10/15/34	2,374
5,500	Series 2931, Class QD, 4.500%, 02/15/20	5,902
709	Series 2976, Class HP, 4.500%, 01/15/33	717
6,065	Series 3036, Class ND, 5.000%, 05/15/34 (m)	6,271
544	Series 3045, Class HN, 4.500%, 09/15/33	560
1,258	Series 3085, Class VS, HB, IF, 27.984%, 12/15/35	2,039
3,764	Series 3181, Class OP, PO, 07/15/36	3,475
4,237	Series 3188, Class GE, 6.000%, 07/15/26	4,592
16,203	Series 3325, Class JL, 5.500%, 06/15/37	17,524
6,000	Series 3341, Class PE, 6.000%, 07/15/37	6,689
5,522	Series 3413, Class B, 5.500%, 04/15/37	6,088
3,557	Series 3544, Class PC, 5.000%, 05/15/37	3,669
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,591
10,143	Series 3737, Class DG, 5.000%, 10/15/30	11,041

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
7,873	Series 3777, Class WA, 4.000%, 12/15/40	8,114
7,000	Series 3798, Class AY, 3.500%, 01/15/26	7,133
5,000	Series 3809, Class BC, 3.500%, 02/15/26	5,094
6,351	Series 3926, Class MW, 4.500%, 09/15/26	6,818
33,551	Series 3981, Class PA, 3.000%, 04/15/31	34,339
16,211	Series 4002, Class MV, 4.000%, 01/15/30	16,709
26,318	Series 4039, Class SA, IF, IO, 6.316%, 05/15/42	4,473
12,000	Series 4047, Class PB, 3.500%, 01/15/41	11,965
5,000	Series 4050, Class VE, 4.000%, 01/15/29	5,239
4,651	Series 4066, Class VB, 3.500%, 01/15/29	4,634
3,896	Series 4181, Class VA, 3.000%, 05/15/26	3,960
31,242	Series 4186, Class JE, 2.000%, 03/15/33	29,316
19,631	Series 4188, Class JG, 2.000%, 04/15/33	18,576
14,893	Series 4206, Class DA, 2.000%, 05/15/33	13,713
	Federal Home Loan Mortgage Corp. STRIPS,
62	Series 155, Class IO, IO, 7.000%, 11/01/23	11
23,718	Series 264, Class 30, 3.000%, 07/15/42	23,252
28,553	Series 267, Class 30, 3.000%, 08/15/42	27,264
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
2,160	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	2,449
2,432	Series T-54, Class 2A, 6.500%, 02/25/43	2,902
1,025	Series T-56, Class APO, PO, 05/25/43	919
918	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	1,046
	Federal National Mortgage Association REMIC Trust,
276	Series 1999-W4, Class A9, 6.250%, 02/25/29	310
2,284	Series 2002-W7, Class A4, 6.000%, 06/25/29	2,515
1,082	Series 2003-W1, Class 1A1, VAR, 6.020%, 12/25/42	1,245
538	Series 2003-W1, Class 2A, VAR, 6.801%, 12/25/42	640
1,566	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	1,617
3,761	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	4,403
3,118	Series 2009-W1, Class A, 6.000%, 12/25/49	3,569
	Federal National Mortgage Association REMIC,
65	Series 1988-16, Class B, 9.500%, 06/25/18 (m)	71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	139

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
33	Series 1990-57, Class J, 7.000%, 05/25/20 (m)	34
207	Series 1993-110, Class H, 6.500%, 05/25/23	237
158	Series 1993-146, Class E, PO, 05/25/23	147
2,526	Series 1993-155, Class PJ, 7.000%, 09/25/23	2,910
28	Series 1993-205, Class H, PO, 09/25/23	27
42	Series 1993-217, Class H, PO, 08/25/23	39
32	Series 1993-228, Class G, PO, 09/25/23	30
865	Series 1994-37, Class L, 6.500%, 03/25/24	959
3,150	Series 1994-51, Class PV, 6.000%, 03/25/24	3,489
1,485	Series 1998-58, Class PC, 6.500%, 10/25/28	1,672
379	Series 2000-8, Class Z, 7.500%, 02/20/30	443
794	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	177
264	Series 2002-2, Class UC, 6.000%, 02/25/17	281
392	Series 2002-3, Class PG, 5.500%, 02/25/17	415
2,137	Series 2002-73, Class OE, 5.000%, 11/25/17	2,309
1,036	Series 2002-92, Class FB, VAR, 0.834%, 04/25/30	1,044
7,899	Series 2003-21, Class PZ, 4.500%, 03/25/33	8,499
311	Series 2003-67, Class SA, HB, IF, 44.304%, 10/25/31	725
1,587	Series 2003-74, Class VL, 5.500%, 11/25/22	1,600
8,772	Series 2003-81, Class MC, 5.000%, 12/25/32 (m)	9,180
5,000	Series 2003-92, Class VH, 5.000%, 02/25/19	5,211
4,959	Series 2003-128, Class DY, 4.500%, 01/25/24 (m)	5,373
10,998	Series 2004-7, Class JK, 4.000%, 02/25/19	11,655
2,144	Series 2004-46, Class QD, HB, IF, 23.264%, 03/25/34	3,147
2,492	Series 2004-54, Class FL, VAR, 0.584%, 07/25/34	2,502
4,545	Series 2004-60, Class PA, 5.500%, 04/25/34	4,958
8,867	Series 2004-97, Class B, 5.500%, 01/25/35	9,662
7,805	Series 2005-22, Class EH, 5.000%, 04/25/35	8,461
1,133	Series 2005-29, Class AK, 4.500%, 04/25/35	1,152

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,848	Series 2005-58, Class EP, 5.500%, 07/25/35	3,160
5,541	Series 2005-62, Class DX, 5.000%, 05/25/34	5,811
3,017	Series 2005-83, Class LA, 5.500%, 10/25/35	3,375
5,498	Series 2005-116, Class PC, 6.000%, 01/25/36	5,759
9,027	Series 2006-3, Class SB, IF, IO, 6.516%, 07/25/35	1,493
16,296	Series 2006-51, Class FP, VAR, 0.534%, 03/25/36	16,351
216	Series 2006-81, Class FA, VAR, 0.534%, 09/25/36	216
2,209	Series 2006-110, Class PO, PO, 11/25/36	2,033
7,773	Series 2007-76, Class PE, 6.000%, 08/25/37	8,592
1,616	Series 2009-89, Class A1, 5.410%, 05/25/35	1,742
194	Series 2010-4, Class SL, IF, 11.173%, 02/25/40	199
4,083	Series 2010-11, Class CB, 4.500%, 02/25/40	4,273
6,000	Series 2010-47, Class MB, 5.000%, 09/25/39	6,549
8,258	Series 2010-68, Class EP, 4.500%, 12/25/39	8,942
5,000	Series 2010-117, Class DY, 4.500%, 10/25/25	5,363
4,274	Series 2010-155, Class B, 3.500%, 01/25/26	3,972
11,500	Series 2011-145, Class PB, 3.500%, 01/25/32	11,394
22,725	Series 2012-47, Class QE, 4.000%, 05/25/38	24,170
5,566	Series 2012-50, Class HY, 4.000%, 05/25/42	5,607
16,186	Series 2012-60, Class EP, 3.000%, 04/25/42	16,169
24,438	Series 2012-63, Class VA, 4.000%, 08/25/23	26,019
19	Series G92-35, Class EB, 7.500%, 07/25/22	21
146	Series G92-44, Class ZQ, 8.000%, 07/25/22	161
	Federal National Mortgage Association STRIPS,
2,874	Series 278, Class 1, VAR, 0.888%, 08/01/25	2,886
977	Series 278, Class 3, VAR, 0.960%, 11/01/23	1,005
1,068	Series 343, Class 23, IO, 4.000%, 10/01/18	71

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
		Government National Mortgage Association,
550		Series 1998-22, Class PD, 6.500%, 09/20/28	585
315		Series 1999-17, Class L, 6.000%, 05/20/29	334
3,009		Series 2001-10, Class PE, 6.500%, 03/16/31	3,385
5,838		Series 2001-64, Class PB, 6.500%, 12/20/31	6,702
2,931		Series 2003-59, Class XA, IO, VAR, 0.998%, 06/16/34	18
3,285		Series 2004-27, Class PD, 5.500%, 04/20/34	3,734
10,599		Series 2005-28, Class AJ, 5.500%, 04/20/35	11,662
2,136		Series 2008-15, Class NB, 4.500%, 02/20/38	2,277
8,041		Series 2008-40, Class SA, IF, IO, 6.216%, 05/16/38	1,320
28,693		Series 2009-42, Class TX, 4.500%, 06/20/39 (m)	31,244
4,295		Series 2009-52, Class MA, 5.000%, 11/20/36	4,481
4,752		Series 2009-69, Class WM, 5.500%, 08/20/39	5,312
11,329		Series 2011-29, Class Z, 5.000%, 05/20/40	12,122

		Total Collateralized Mortgage Obligations (Cost $702,329)	707,654

Foreign Government Security — 0.4%
7,527		Israel Government AID Bond, (Israel), 09/15/19 (Cost $6,509)	6,549

Mortgage Pass-Through Securities — 5.5%
		Federal Home Loan Mortgage Corp.,
13		ARM, 2.201%, 02/01/19	14
5		ARM, 2.211%, 07/01/30	5
175		ARM, 2.259%, 01/01/27	186
21		ARM, 2.330%, 04/01/30	22
65		ARM, 2.410%, 08/01/18	68
19		ARM, 2.431%, 03/01/18	20
1,979		ARM, 2.440%, 03/01/37	2,098
31		ARM, 2.750%, 06/01/18	31
63		ARM, 2.773%, 01/01/21	63
2		ARM, 2.899%, 01/01/20	2
39		ARM, 3.009%, 11/01/18	41
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
244		5.000%, 12/01/13 - 12/01/16	258
39		6.000%, 04/01/14	39
96		6.500%, 06/01/14	98
—	(h)	7.000%, 12/01/14	—	(h)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

566		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	607
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
5,450		4.000%, 04/01/42	5,623
1,912		4.500%, 10/01/40	2,021
769		5.500%, 11/01/33	830
172		6.000%, 02/01/32	190
780		6.500%, 01/01/24 - 07/01/29	868
1,257		7.000%, 08/01/25 - 09/01/29 (m)	1,461
66		7.500%, 09/01/24 - 08/01/25	73
71		8.000%, 11/01/24 - 09/01/25	78
148		8.500%, 05/01/24 - 07/01/28	171
4		9.000%, 10/01/17 - 11/01/21	4
—	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.500%, 04/01/16	—	(h)
		Federal National Mortgage Association,
152		ARM, 2.204%, 11/01/27 - 11/01/40	156
40		ARM, 2.245%, 06/01/29	40
188		ARM, 2.250%, 06/01/17 - 08/01/30	196
26		ARM, 2.276%, 06/01/20	27
30		ARM, 2.364%, 09/01/14	30
70		ARM, 2.510%, 07/01/17	72
107		ARM, 2.750%, 06/01/15 - 01/01/29	112
4		ARM, 3.000%, 07/01/27	4
85		ARM, 3.021%, 08/01/19	85
29		ARM, 3.200%, 08/01/19	29
59		ARM, 3.762%, 09/01/27	60
13		ARM, 5.994%, 04/01/19	14
14		ARM, 6.000%, 12/01/18	14
		Federal National Mortgage Association, 15 Year, Single Family,
6,132		4.000%, 04/01/19 - 09/01/25	6,475
1,787		4.500%, 03/01/19	1,915
936		5.500%, 11/01/16 - 03/01/18	989
11		6.000%, 08/01/14	11
		Federal National Mortgage Association, 20 Year, Single Family,
674		5.000%, 11/01/23	732
821		6.000%, 03/01/22	896
15		7.500%, 06/01/14 - 07/01/14	15
		Federal National Mortgage Association, 30 Year, Single Family,
4,289		3.500%, 05/01/42	4,299
6,993		4.000%, 02/01/42	7,227
988		4.500%, 03/01/38	1,043
2,734		5.000%, 11/01/33	3,003
17,975		5.500%, 02/01/29 - 05/01/36 (m)	19,769
2,747		6.000%, 07/01/36	3,060

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	141

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
585	6.500%, 06/01/26 - 04/01/32	652
4,006	7.000%, 02/01/24 - 03/01/35	4,514
205	7.500%, 03/01/30 - 04/01/30	225
107	10.000%, 10/01/16 - 11/01/21	117
	Federal National Mortgage Association, Other,
7,803	3.221%, 01/01/22	7,761
9,756	3.373%, 01/01/22	9,811
103	6.000%, 09/01/28	114
	Government National Mortgage Association II, 30 Year, Single Family,
279	8.000%, 11/20/26 - 11/20/27	338
	Government National Mortgage Association, 30 Year, Single Family,
27	6.000%, 10/15/23	30
674	6.500%, 06/15/23 - 02/15/24(m)	749
304	7.000%, 12/15/22 - 06/15/28	346
368	7.500%, 02/15/22 - 02/15/28	409
183	8.000%, 07/15/22 - 08/15/26	208
389	9.000%, 06/15/16 - 11/15/24	439
13	9.500%, 08/15/16 - 09/15/20	14

	Total Mortgage Pass-Through Securities (Cost $87,895)	90,871

U.S. Government Agency Securities — 19.1%
	Federal Farm Credit Banks,
10,000	5.750%, 05/11/26	11,967
12,824	5.750%, 12/07/28	15,661
	Federal National Mortgage Association,
30,000	Zero Coupon, 10/09/19	25,086
10,000	6.250%, 05/15/29	12,827
	Federal National Mortgage Association STRIPS,
34,750	11/15/20	28,391
8,000	05/15/23	5,696
9,200	05/29/26	5,611
10,000	05/15/30	4,944
26,153	Financing Corp. STRIPS, 12/06/18	23,391
	Residual Funding Corp. STRIPS,
34,520	10/15/19	30,052
90,500	07/15/20	76,399
10,000	01/15/30	5,290
5,000	04/15/30	2,628
	Resolution Funding Corp. STRIPS,
50,000	07/15/20	42,137
15,000	04/15/28	8,591
	Tennessee Valley Authority STRIPS,
4,500	07/15/16	4,347
14,740	12/15/17	13,488

	Total U.S. Government Agency Securities (Cost $264,272)	316,506

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 27.0%
	U.S. Treasury Bonds,
20,000	5.250%, 11/15/28	24,787
20,000	5.250%, 02/15/29	24,797
2,500	7.125%, 02/15/23	3,448
13,140	7.250%, 05/15/16	15,461
3,935	7.250%, 08/15/22	5,430
3,635	8.000%, 11/15/21	5,154
3,190	8.875%, 08/15/17	4,138
1,020	9.000%, 11/15/18	1,396
	U.S. Treasury Notes,
35,000	0.250%, 05/15/15	34,954
25,000	0.625%, 05/31/17	24,523
25,000	1.000%, 11/30/19	23,510
25,000	2.000%, 04/30/16	25,898
20,000	2.000%, 11/15/21	19,269
25,000	2.000%, 02/15/22	23,965
25,000	2.625%, 08/15/20	25,736
80,000	2.625%, 11/15/20	82,068
25,000	4.250%, 11/15/17	28,024
1,020	4.750%, 08/15/17	1,160
	U.S. Treasury STRIPS,
5,845	02/15/15	5,820
1,655	05/15/15	1,645
600	08/15/15	595
1,900	08/15/15	1,885
1,190	05/15/16	1,169
72,500	05/15/20	62,800

	Total U.S. Treasury Obligations (Cost $423,961)	447,632

SHARES
Short-Term Investment — 5.1%
	Investment Company — 5.1%
83,890	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $83,890)	83,890

	Total Investments — 99.8% (Cost $1,568,856)	1,653,102
	Other Assets in Excess of Liabilities — 0.2%	2,886

	NET ASSETS — 100.0%	$1,655,988

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.1%
182		GSAA Home Equity Trust, Series 2006-3, Class A1, VAR, 0.264%, 03/25/36	98
86		Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.684%, 09/25/34 (i)	13
7,000		Unipac IX LLC, 13.000%, 05/15/16 (i)	6,985

		Total Asset-Backed Securities (Cost $7,168)	7,096

Commercial Mortgage-Backed Security — 0.0% (g)
—	(h)	Banc of America Large Loan Trust, Series 2010-HLTN, Class HLTN, VAR, 2.484%, 11/15/15 (e) (Cost $—(h))	—	(h)

Convertible Bonds — 0.1%
		Consumer Discretionary — 0.0% (g)
		Hotels, Restaurants & Leisure — 0.0% (g)
3,081		Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i) (Cost $3,081)	—

		Financials — 0.1%
		Diversified Financial Services — 0.1%
5,131		Somerset Cayuga Holding Co., Inc., HB, PIK, 20.000%, 06/15/17 (e) (i) (Cost $5,131)	11,802

		Total Convertible Bonds (Cost $8,212)	11,802

Corporate Bonds — 81.1%
		Consumer Discretionary — 11.9%
		Auto Components — 0.3%
17,745		Goodyear Tire & Rubber Co. (The), 7.000%, 05/15/22	18,122
10,599		JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	11,129

			29,251

		Automobiles — 0.4%
		Chrysler Group LLC/CG Co-Issuer, Inc.,
6,944		8.000%, 06/15/19	7,543
27,010		8.250%, 06/15/21	29,643
4,000		Jaguar Land Rover Automotive plc, (United Kingdom), 5.625%, 02/01/23 (e)	3,850
		Motors Liquidation Co.,
50		0.000%, 06/01/49 (i)	—	(h)
973		5.250%, 03/06/32 (i)	1
953		6.250%, 07/15/33 (i)	—	(h)
10,255		6.750%, 05/01/28 (d) (i)	—	(h)
246		7.250%, 04/15/41 (i)	—	(h)
284		7.250%, 07/15/41 (i)	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Automobiles — Continued
548	7.250%, 02/15/52 (i)	—	(h)
404	7.375%, 05/15/48 (i)	—	(h)
6,000	7.375%, 05/23/48 (d) (i)	—	(h)
47	7.375%, 10/01/51 (i)	—	(h)
9,300	7.400%, 09/01/25 (d) (i)	—	(h)
25,800	7.700%, 04/15/16 (d) (i)	—	(h)
3,415	7.750%, 03/15/36 (d) (i)	—	(h)
12,550	8.100%, 06/15/24 (d) (i)	—	(h)
20,000	8.250%, 07/15/23 (d) (i)	—	(h)
34,006	8.375%, 07/15/33 (d) (i)	—	(h)

		41,037

	Distributors — 0.3%
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
9,104	6.750%, 05/20/20	9,650
9,005	7.000%, 05/20/22	9,501
3,273	LKQ Corp., 4.750%, 05/15/23 (e)	3,011
	VWR Funding, Inc.,
10,255	7.250%, 09/15/17	10,665
2,286	10.750%, 06/30/17 (e)	2,309

		35,136

	Diversified Consumer Services — 0.2%
	Service Corp. International,
430	4.500%, 11/15/20	417
2,179	5.375%, 01/15/22 (e)	2,117
6,630	7.000%, 05/15/19	7,094
7,970	8.000%, 11/15/21	9,106
3,435	Stewart Enterprises, Inc., 6.500%, 04/15/19	3,658

		22,392

	Hotels, Restaurants & Leisure — 2.4%
6,725	Burger King Corp., 9.875%, 10/15/18	7,566
	Caesars Entertainment Operating Co., Inc.,
10,000	9.000%, 02/15/20	9,600
5,000	11.250%, 06/01/17	5,150
2,814	CCM Merger, Inc., 9.125%, 05/01/19 (e)	2,941
3,193	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.250%, 03/15/21 (e)	3,049
23,765	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e) (i)	13,784
14,566	CityCenter Holdings LLC/CityCenter Finance Corp., PIK, 10.750%, 01/15/17	15,695
5,000	DineEquity, Inc., 9.500%, 10/30/18	5,562

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	143

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Hotels, Restaurants & Leisure — Continued
6,270	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	6,286
6,830	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	7,547
	Isle of Capri Casinos, Inc.,
3,050	5.875%, 03/15/21	2,821
5,485	8.875%, 06/15/20	5,677
	MGM Resorts International,
4,140	6.625%, 12/15/21	4,202
5,500	6.750%, 10/01/20	5,610
10,945	8.625%, 02/01/19	12,286
15,445	10.000%, 11/01/16	18,148
18,150	11.375%, 03/01/18	22,687
4,425	MISA Investments Ltd., (United Kingdom), PIK, 9.375%, 08/15/18 (e)	4,431
	Real Mex Restaurants, Inc.,
3,607	11.000%, 03/15/14 (i)	3,607
6,457	19.000%, 03/21/16 (i)	3,590
735	19.000%, 03/21/16 (i)	735
6,985	Sabre, Inc., 8.500%, 05/15/19 (e)	7,526
9,285	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	8,960
14,340	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	15,344
12,800	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	12,736
2,835	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	2,679
5,000	Station Casinos LLC, 7.500%, 03/01/21	5,150
19,187	Studio City Finance Ltd., (United Kingdom), 8.500%, 12/01/20 (e)	20,338
5,030	Viking Cruises Ltd., (Bermuda), 8.500%, 10/15/22 (e)	5,495
8,270	Wok Acquisition Corp., 10.250%, 06/30/20 (e)	9,180

		248,382

	Household Durables — 1.6%
3,153	BC Mountain LLC/BC Mountain Finance, Inc., 7.000%, 02/01/21 (e)	3,232
14,427	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	14,752
4,755	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	4,696
5,930	D.R. Horton, Inc., 4.375%, 09/15/22	5,278

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Durables — Continued
	K. Hovnanian Enterprises, Inc.,
5,095	7.250%, 10/15/20 (e)	5,375
5,597	9.125%, 11/15/20 (e)	6,017
12,100	11.875%, 10/15/15	13,673
	KB Home,
3,154	7.500%, 09/15/22	3,288
1,000	8.000%, 03/15/20	1,082
2,110	9.100%, 09/15/17	2,390
	Lennar Corp.,
7,610	5.000%, 11/15/22 (e)	6,982
11,678	6.950%, 06/01/18	12,671
2,430	Series B, 12.250%, 06/01/17	3,122
18,582	M/I Homes, Inc., 8.625%, 11/15/18	19,836
12,910	Meritage Homes Corp., 7.000%, 04/01/22	13,814
8,600	RSI Home Products, Inc., 6.875%, 03/01/18 (e)	8,922
	Standard Pacific Corp.,
8,490	8.375%, 05/15/18	9,594
5,775	8.375%, 01/15/21	6,468
1,544	10.750%, 09/15/16	1,833
	Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
3,232	5.250%, 04/15/21 (e)	3,054
4,252	7.750%, 04/15/20 (e)	4,646
	Toll Brothers Finance Corp.,
2,220	4.375%, 04/15/23	2,031
2,812	5.875%, 02/15/22	2,868
5,706	WCI Communities, Inc., 6.875%, 08/15/21 (e)	5,535

		161,159

	Internet & Catalog Retail — 0.4%
7,309	Netflix, Inc., 5.375%, 02/01/21 (e)	7,346
	Sitel LLC/Sitel Finance Corp.,
12,285	11.000%, 08/01/17 (e)	13,022
20,000	11.500%, 04/01/18	17,000

		37,368

	Leisure Equipment & Products — 0.0% (g)
3,746	Icon Health & Fitness, Inc., 11.875%, 10/15/16 (e)	3,015

	Media — 4.5%
	Adelphia Communications Corp.,
1,075	7.750%, 01/15/09 (d)	8
1,450	8.125%, 07/15/03 (d)	11
3,175	9.375%, 11/15/09 (d)	24

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
3,500	10.875%, 10/01/10 (d)	26
	Cablevision Systems Corp.,
2,442	5.875%, 09/15/22	2,332
6,437	7.750%, 04/15/18	7,065
26,147	8.000%, 04/15/20	28,958
1,515	8.625%, 09/15/17	1,723
17,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 09/01/23 (e)	15,853
12,893	Cenveo Corp., 8.875%, 02/01/18	12,829
	Cequel Communications Holdings I LLC/Cequel Capital Corp.,
1,368	5.125%, 12/15/21 (e)	1,258
14,473	6.375%, 09/15/20 (e)	14,437
	Clear Channel Communications, Inc.,
1,132	9.000%, 12/15/19	1,090
4,380	9.000%, 03/01/21	4,161
	Clear Channel Worldwide Holdings, Inc.,
9,855	6.500%, 11/15/22	9,781
23,105	6.500%, 11/15/22	23,105
2,650	Series A, 7.625%, 03/15/20	2,630
36,451	Series B, 7.625%, 03/15/20	36,542
4,642	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	4,456
	CSC Holdings LLC,
2,210	6.750%, 11/15/21	2,326
500	8.625%, 02/15/19	575
	DISH DBS Corp.,
19,801	5.000%, 03/15/23	18,266
15,367	5.125%, 05/01/20	14,868
15,855	5.875%, 07/15/22	15,538
18,800	6.750%, 06/01/21	19,599
16,987	7.875%, 09/01/19	19,153
4,500	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	4,624
4,360	Gannett Co., Inc., 5.125%, 07/15/20 (e)	4,316
4,750	Gray Television, Inc., 7.500%, 10/01/20	5,011
2,860	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	3,103
2,255	Interactive Data Corp., 10.250%, 08/01/18	2,509
11,425	Liberty Interactive LLC, 8.250%, 02/01/30	12,053
5,977	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (e)	6,306
14,825	Media General, Inc., 11.750%, 02/15/17	16,308
11,815	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	12,967

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — Continued
4,485	Mood Media Corp., (Canada), 9.250%, 10/15/20 (e)	4,350
4,278	NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.000%, 08/01/18 (e)	4,332
4,740	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	4,420
7,240	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	7,113
4,225	Regal Entertainment Group, 5.750%, 06/15/23	3,950
	Sinclair Television Group, Inc.,
5,645	5.375%, 04/01/21	5,349
4,715	6.125%, 10/01/22	4,656
	Sirius XM Radio, Inc.,
4,001	4.625%, 05/15/23 (e)	3,531
2,855	5.250%, 08/15/22 (e)	2,648
11,271	5.750%, 08/01/21 (e)	11,045
11,930	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.500%, 01/15/23 (e)	10,856
	Univision Communications, Inc.,
7,635	5.125%, 05/15/23 (e)	7,205
42,293	6.750%, 09/15/22 (e)	43,879
4,828	7.875%, 11/01/20 (e)	5,232
16,625	8.500%, 05/15/21 (e)	17,997
2,236	WMG Acquisition Corp., 6.000%, 01/15/21 (e)	2,292

		462,666

	Multiline Retail — 0.1%
12,000	Sears Holdings Corp., 6.625%, 10/15/18	11,100

	Specialty Retail — 1.7%
2,510	Asbury Automotive Group, Inc., 8.375%, 11/15/20	2,774
7,860	Best Buy Co., Inc., 5.000%, 08/01/18	7,920
	Claire’s Stores, Inc.,
5,111	7.750%, 06/01/20 (e)	5,085
34,091	8.875%, 03/15/19	36,648
41,000	9.000%, 03/15/19 (e)	45,664
7,337	CST Brands, Inc., 5.000%, 05/01/23 (e)	6,970
12,000	Gymboree Corp. (The), 9.125%, 12/01/18	11,340
10,000	Jo-Ann Stores Holdings, Inc., PIK, 10.500%, 10/15/19 (e)	10,300
	Neebo, Inc.,
195	15.000%, 06/30/16	204
1,954	15.000%, 06/30/16 (e)	2,047

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	145

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Specialty Retail — Continued
8,051	New Look Bondco I plc, (United Kingdom), 8.375%, 05/14/18 (e)	7,971
5,000	Party City Holdings, Inc., 8.875%, 08/01/20 (e)	5,356
8,333	PC Nextco Holdings LLC/PC Nextco Finance, Inc., PIK, 9.500%, 08/15/19 (e)	8,239
7,260	Radio Systems Corp., 8.375%, 11/01/19 (e)	7,859
3,058	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	3,219
15,000	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	15,188

		176,784

	Textiles, Apparel & Luxury Goods — 0.0% (g)
4,200	Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 08/01/18 (e)	4,331

	Total Consumer Discretionary	1,232,621

	Consumer Staples — 4.3%
	Beverages — 0.2%
	Constellation Brands, Inc.,
4,259	3.750%, 05/01/21	3,939
8,555	4.250%, 05/01/23	7,849
5,300	6.000%, 05/01/22	5,605
6,855	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21 (e)	6,924

		24,317

	Food & Staples Retailing — 1.4%
	American Stores Co.,
3,600	7.100%, 03/20/28	4,356
4,000	8.000%, 06/01/26	5,205
11,455	Ingles Markets, Inc., 5.750%, 06/15/23 (e)	11,197
4,029	Michael Foods Group, Inc., 9.750%, 07/15/18	4,422
	New Albertsons, Inc.,
15,490	7.450%, 08/01/29	11,850
14,050	8.000%, 05/01/31	11,170
1,214	8.700%, 05/01/30	995
	Rite Aid Corp.,
11,320	6.750%, 06/15/21 (e)	11,462
8,750	9.250%, 03/15/20	9,898
20,025	10.250%, 10/15/19	22,553
23,938	SUPERVALU, Inc., 8.000%, 05/01/16	26,092
14,995	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17 (e)	16,570
4,795	Tops Holding II Corp., PIK, 9.500%, 06/15/18 (e)	4,819

		140,589

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — 1.1%
6,229	ARAMARK Corp., 5.750%, 03/15/20 (e)	6,354
8,982	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	9,768
4,355	Dean Foods Co., 7.000%, 06/01/16	4,769
3,144	Eurofresh, Inc., PIK, 15.000%, 11/18/16 # (d) (i)	—
31,500	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	29,767
	JBS USA LLC/JBS USA Finance, Inc.,
3,980	7.250%, 06/01/21 (e)	4,020
8,694	8.250%, 02/01/20 (e)	9,063
20,435	Pilgrim’s Pride Corp., 7.875%, 12/15/18	22,070
9,377	Smithfield Foods, Inc., 7.750%, 07/01/17	10,549
	Sun Merger Sub, Inc.,
7,137	5.250%, 08/01/18 (e)	7,164
4,325	5.875%, 08/01/21 (e)	4,314
6,200	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	6,370

		114,208

	Household Products — 1.5%
3,064	Armored Autogroup, Inc., 9.250%, 11/01/18	2,681
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
31,000	5.750%, 10/15/20	30,729
15,600	6.875%, 02/15/21	16,458
7,633	7.125%, 04/15/19	8,120
27,331	7.875%, 08/15/19	30,064
10,525	8.500%, 05/15/18	10,893
11,125	9.000%, 04/15/19	11,486
30,314	9.875%, 08/15/19	32,209
1,300	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Co., 8.250%, 02/15/21	1,284
4,242	Spectrum Brands Escrow Corp., 6.625%, 11/15/22 (e)	4,348
10,199	Spectrum Brands, Inc., 6.750%, 03/15/20	10,760

		159,032

	Personal Products — 0.0% (g)
4,863	Revlon Consumer Products Corp., 5.750%, 02/15/21 (e)	4,632

	Tobacco — 0.1%
5,500	Alliance One International, Inc., 9.875%, 07/15/21 (e)	5,033

	Total Consumer Staples	447,811

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Energy — 13.0%
	Energy Equipment & Services — 2.5%
	Basic Energy Services, Inc.,
4,875	7.750%, 02/15/19	4,936
8,064	7.750%, 10/15/22	7,822
3,599	Exterran Partners LP/EXLP Finance Corp., 6.000%, 04/01/21 (e)	3,491
5,335	Hercules Offshore, Inc., 8.750%, 07/15/21 (e)	5,668
7,573	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	7,857
33,989	Key Energy Services, Inc., 6.750%, 03/01/21	33,564
6,600	Ocean Rig UDW, Inc., 9.500%, 04/27/16 (e)	6,963
	Oil States International, Inc.,
7,000	5.125%, 01/15/23 (e)	7,647
20,600	6.500%, 06/01/19	21,733
7,680	Parker Drilling Co., 7.500%, 08/01/20 (e)	7,546
17,958	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	19,664
7,815	Pioneer Energy Services Corp., 9.875%, 03/15/18	8,450
	Precision Drilling Corp., (Canada),
5,550	6.500%, 12/15/21	5,800
11,195	6.625%, 11/15/20	11,782
14,800	Sea Trucks Group, (Nigeria), 9.000%, 03/26/18 (e)	13,468
	Seadrill Ltd., (Bermuda),
5,571	5.625%, 09/15/17 (e)	5,613
11,200	6.500%, 10/05/15	11,676
3,000	SESI LLC, 7.125%, 12/15/21	3,247
9,082	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	9,650
5,108	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.500%, 07/01/21 (e)	5,185
15,744	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	16,649
38,631	Unit Corp., 6.625%, 05/15/21	39,404

		257,815

	Oil, Gas & Consumable Fuels — 10.5%
	Access Midstream Partners LP/ACMP Finance Corp.,
15,453	4.875%, 05/15/23	14,371
9,703	5.875%, 04/15/21	9,970
14,383	6.125%, 07/15/22	14,779
5,315	Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.625%, 10/15/18	5,567

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
	Antero Resources Finance Corp.,
16,750	6.000%, 12/01/20	16,708
4,755	9.375%, 12/01/17	5,040
	Arch Coal, Inc.,
1,800	7.250%, 10/01/20	1,386
2,000	7.250%, 06/15/21	1,545
5,100	8.750%, 08/01/16	4,934
5,605	9.875%, 06/15/19 (e)	4,877
	Bill Barrett Corp.,
13,894	7.000%, 10/15/22	13,477
12,083	7.625%, 10/01/19	12,204
3,000	Bonanza Creek Energy, Inc., 6.750%, 04/15/21	3,052
7,976	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.625%, 08/01/20	8,764
	Chesapeake Energy Corp.,
4,111	3.250%, 03/15/16	4,121
10,400	5.375%, 06/15/21	10,322
8,900	5.750%, 03/15/23	8,856
16,166	6.125%, 02/15/21	16,813
2,100	6.625%, 08/15/20	2,252
8,120	6.875%, 11/15/20	8,790
3,000	7.250%, 12/15/18	3,397
13,750	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	13,819
21,255	Cimarex Energy Co., 5.875%, 05/01/22	21,574
13,087	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	14,527
3,288	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	3,559
	Comstock Resources, Inc.,
6,550	7.750%, 04/01/19	6,747
7,003	8.375%, 10/15/17	7,318
12,025	9.500%, 06/15/20	13,047
	Concho Resources, Inc.,
15,101	5.500%, 10/01/22	14,761
8,789	5.500%, 04/01/23	8,526
7,855	6.500%, 01/15/22	8,326
9,054	7.000%, 01/15/21	9,937
	CONSOL Energy, Inc.,
14,600	6.375%, 03/01/21	14,746
11,730	8.250%, 04/01/20	12,434
	Continental Resources, Inc.,
17,588	5.000%, 09/15/22	17,764
10,115	7.125%, 04/01/21	11,076

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	147

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
6,667	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.750%, 04/01/19	6,959
6,993	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/01/22 (e)	6,713
4,950	El Paso LLC, 6.500%, 09/15/20	5,221
4,800	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	5,503
2,064	Energy XXI Gulf Coast, Inc., 9.250%, 12/15/17	2,296
32,050	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	35,255
	EP Energy LLC/Everest Acquisition Finance, Inc.,
7,655	6.875%, 05/01/19	8,134
6,302	7.750%, 09/01/22	6,743
12,831	EPE Holdings LLC/EP Energy Bond Co., Inc., PIK, 8.875%, 12/15/17 (e)	13,087
	Genesis Energy LP/Genesis Energy Finance Corp.,
12,175	5.750%, 02/15/21	11,992
6,000	7.875%, 12/15/18	6,375
7,200	Halcon Resources Corp., 9.250%, 02/15/22 (e)	7,200
	Hilcorp Energy I LP/Hilcorp Finance Co.,
24,065	7.625%, 04/15/21 (e)	25,629
10,990	8.000%, 02/15/20 (e)	11,952
	Holly Energy Partners LP/Holly Energy Finance Corp.,
7,994	6.500%, 03/01/20	8,234
5,200	8.250%, 03/15/18	5,512
	Kodiak Oil & Gas Corp., (Canada),
7,050	5.500%, 01/15/21 (e)	6,979
5,955	5.500%, 02/01/22 (e)	5,747
4,395	Laredo Petroleum, Inc., 7.375%, 05/01/22	4,637
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
8,414	4.500%, 07/15/23	7,657
9,088	6.250%, 06/15/22	9,497
324	6.500%, 08/15/21	344
17,060	6.750%, 11/01/20	18,211
9,131	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	9,085
4,155	MEG Energy Corp., (Canada), 6.500%, 03/15/21 (e)	4,228
1,361	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, 10/01/20 (e)	1,381

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
2,000	Murphy Oil USA, Inc., 6.000%, 08/15/23 (e)	1,985
6,400	Navigator Holdings Ltd., 9.000%, 12/18/17 (e)	6,640
	Newfield Exploration Co.,
8,655	5.625%, 07/01/24	8,352
8,000	5.750%, 01/30/22	7,960
13,895	6.875%, 02/01/20	14,555
6,070	7.125%, 05/15/18	6,305
3,449	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20	3,527
	Peabody Energy Corp.,
20,070	6.000%, 11/15/18	19,970
20,250	6.250%, 11/15/21	19,541
	Plains Exploration & Production Co.,
12,937	6.500%, 11/15/20	13,772
9,000	6.750%, 02/01/22	9,573
2,896	6.875%, 02/15/23	3,082
	QEP Resources, Inc.,
6,983	5.250%, 05/01/23	6,547
13,950	5.375%, 10/01/22	13,322
20,569	6.875%, 03/01/21	22,317
	Range Resources Corp.,
3,033	5.000%, 03/15/23	2,965
1,080	6.750%, 08/01/20	1,163
2,000	8.000%, 05/15/19	2,150
	Regency Energy Partners LP/Regency Energy Finance Corp.,
4,168	4.500%, 11/01/23 (e)	3,720
8,000	5.500%, 04/15/23	7,720
12,345	6.500%, 07/15/21	13,086
6,200	Rosetta Resources, Inc., 5.625%, 05/01/21	5,983
17,041	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	17,297
27,415	Samson Investment Co., 10.250%, 02/15/20 (e)	28,649
10,100	SandRidge Energy, Inc., 7.500%, 03/15/21	10,049
6,876	SemGroup LP, 7.500%, 06/15/21 (e)	6,996
	SM Energy Co.,
9,600	5.000%, 01/15/24 (e)	8,904
13,315	6.500%, 11/15/21	13,981
19,280	6.500%, 01/01/23	19,858
22,659	6.625%, 02/15/19	23,679
14,108	Stone Energy Corp., 7.500%, 11/15/22	14,566
	Swift Energy Co.,
9,497	7.125%, 06/01/17	9,687
16,375	7.875%, 03/01/22	15,884
186	8.875%, 01/15/20	191

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
11,190	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	11,078
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
10,000	5.250%, 05/01/23 (e)	9,700
3,600	6.375%, 08/01/22	3,726
11,585	6.875%, 02/01/21	12,280
3,565	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	3,610
27,900	W&T Offshore, Inc., 8.500%, 06/15/19	29,574
5,143	Western Refining, Inc., 6.250%, 04/01/21	5,040
	WPX Energy, Inc.,
18,045	5.250%, 01/15/17	19,128
48,315	6.000%, 01/15/22	48,194

		1,090,263

	Total Energy	1,348,078

	Financials — 6.5%
	Capital Markets — 0.2%
	E*TRADE Financial Corp.,
1,275	6.000%, 11/15/17	1,320
9,350	6.375%, 11/15/19	9,817
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
4,889	5.625%, 03/15/20 (e)	5,073
3,889	5.875%, 03/15/22 (e)	3,986
5,560	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	5,970

		26,166

	Commercial Banks — 1.2%
	Barclays Bank plc, (United Kingdom),
6,640	7.625%, 11/21/22	6,482
6,900	10.179%, 06/12/21 (e)	8,844
	CIT Group, Inc.,
8,696	5.000%, 08/15/22	8,218
32,255	5.250%, 03/15/18	33,303
3,256	5.375%, 05/15/20	3,272
31,425	6.625%, 04/01/18 (e)	33,939
4,120	Regions Bank, 7.500%, 05/15/18	4,812
	Royal Bank of Scotland Group plc, (United Kingdom),
5,085	6.100%, 06/10/23	4,893
11,884	6.125%, 12/15/22	11,441
10,001	Royal Bank of Scotland plc (The), (United Kingdom), Reg. S., VAR, 9.500%, 03/16/22	11,326

		126,530

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — 1.3%
	Ally Financial, Inc.,
37,488	7.500%, 09/15/20	42,174
5,765	8.000%, 03/15/20	6,637
70,504	8.000%, 11/01/31	81,080
3,879	Community Choice Financial, Inc., 10.750%, 05/01/19	3,607
3,306	General Motors Financial Co., Inc., 2.750%, 05/15/16 (e)	3,298

		136,796

	Diversified Financial Services — 1.3%
17,500	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	16,669
5,556	Ausdrill Finance Pty Ltd., (Australia), 6.875%, 11/01/19 (e)	4,917
8,135	Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.750%, 02/15/18 (e)	8,318
	Capmark Financial Group, Inc., Escrow,
144,695	0.000%, 05/10/10 (d)	1,917
26,501	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	24,845
9,806	Highland Ranch, 6.700%, 09/01/20 (i)	7,551
2,524	Igloo Holdings Corp., PIK, 9.000%, 12/15/17 (e)	2,556
6,226	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20 (e)	6,164
9,225	MPH Intermediate Holding Co. 2, PIK, 8.375%, 08/01/18 (e)	9,409
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
1,764	6.500%, 07/01/21	1,711
8,450	6.500%, 06/01/22	8,091
6,659	7.875%, 10/01/20	7,025
6,375	9.625%, 05/01/19	7,140
5,735	Patriot Merger Corp., 9.000%, 07/15/21 (e)	5,907
6,871	Renaissance Acquisition Corp., 6.875%, 08/15/21 (e)	6,716
4,840	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	5,203
3,884	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	4,321
3,355	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	3,540

		132,000

	Insurance — 1.7%
40,405	American International Group, Inc., VAR, 8.175%, 05/15/58	47,375

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	149

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
4,770	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	4,877
5,281	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	5,321
9,705	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	10,991
	Liberty Mutual Group, Inc.,
15,724	7.800%, 03/15/37 (e)	17,689
49,258	VAR, 10.750%, 06/15/58 (e)	72,902
12,083	Onex USI Acquisition Corp., 7.750%, 01/15/21 (e)	12,113
5,001	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	4,676

		175,944

	Real Estate Investment Trusts (REITs) — 0.4%
7,160	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	7,258
5,665	Felcor Lodging LP, 6.750%, 06/01/19	5,934
7,237	iStar Financial, Inc., 9.000%, 06/01/17	8,196
3,200	Potlatch Corp., 7.500%, 11/01/19	3,584
1,228	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/21 (e)	1,142
13,000	Weyerhaeuser Co., 8.500%, 01/15/25	16,389

		42,503

	Real Estate Management & Development — 0.3%
10,025	CBRE Services, Inc., 6.625%, 10/15/20	10,652
9,190	Kennedy-Wilson, Inc., 8.750%, 04/01/19	9,856
7,708	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	7,573

		28,081

	Thrifts & Mortgage Finance — 0.1%
6,295	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21 (e)	6,358

	Total Financials	674,378

	Health Care — 7.9%
	Health Care Equipment & Supplies — 1.1%
	Alere, Inc.,
3,858	6.500%, 06/15/20 (e)	3,848
250	7.250%, 07/01/18	270
	Biomet, Inc.,
23,070	6.500%, 08/01/20	23,647
17,405	6.500%, 10/01/20	17,361
16,080	ConvaTec Finance International S.A., (Luxembourg), PIK, 9.000%, 01/15/19 (e)	15,839
28,808	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	32,265

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Equipment & Supplies — Continued
12,350	Hologic, Inc., 6.250%, 08/01/20	12,875
	Mallinckrodt International Finance S.A., (Luxembourg),
2,067	3.500%, 04/15/18 (e)	2,022
5,458	4.750%, 04/15/23 (e)	5,175
2,500	Teleflex, Inc., 6.875%, 06/01/19	2,625

		115,927

	Health Care Providers & Services — 5.3%
6,165	Acadia Healthcare Co., Inc., 6.125%, 03/15/21 (e)	6,134
8,200	Amsurg Corp., 5.625%, 11/30/20	8,282
	CHS/Community Health Systems, Inc.,
6,445	5.125%, 08/15/18	6,590
8,612	7.125%, 07/15/20	8,698
15,420	8.000%, 11/15/19	16,191
	DaVita HealthCare Partners, Inc.,
10,500	5.750%, 08/15/22	10,395
14,110	6.375%, 11/01/18	14,815
8,800	6.625%, 11/01/20	9,328
8,985	Envision Healthcare Corp., 8.125%, 06/01/19	9,715
	Fresenius Medical Care U.S. Finance II, Inc.,
8,281	5.625%, 07/31/19 (e)	8,529
16,829	5.875%, 01/31/22 (e)	17,124
	Fresenius Medical Care U.S. Finance, Inc.,
11,985	5.750%, 02/15/21 (e)	12,225
3,075	6.500%, 09/15/18 (e)	3,352
8,669	6.875%, 07/15/17	9,622
11,585	HCA Holdings, Inc., 6.250%, 02/15/21	11,614
	HCA, Inc.,
6,945	4.750%, 05/01/23	6,485
28,425	5.875%, 03/15/22	29,349
6,800	Series 1, 5.875%, 05/01/23	6,630
8,053	6.375%, 01/15/15	8,476
37,293	6.500%, 02/15/20	40,043
8,825	7.250%, 09/15/20	9,608
30,048	7.500%, 02/15/22	32,677
1,580	7.875%, 02/15/20	1,704
22,600	8.000%, 10/01/18	25,482
8,556	8.500%, 04/15/19	9,241
	Health Management Associates, Inc.,
6,117	6.125%, 04/15/16	6,683
7,539	7.375%, 01/15/20	8,425
9,045	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	9,475
	inVentiv Health, Inc.,
8,000	9.000%, 01/15/18 (e)	8,160
31,323	11.000%, 08/15/18 (e)	25,528

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care Providers & Services — Continued
5,450	LifePoint Hospitals, Inc., 6.625%, 10/01/20	5,763
20,073	MultiPlan, Inc., 9.875%, 09/01/18 (e)	22,231
15,760	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	16,863
3,100	Omnicare, Inc., 7.750%, 06/01/20	3,410
	Tenet Healthcare Corp.,
15,915	4.375%, 10/01/21 (e)	14,443
14,103	4.500%, 04/01/21 (e)	12,975
7,725	4.750%, 06/01/20	7,300
10,025	6.250%, 11/01/18	10,589
16,780	8.000%, 08/01/20	17,430
14,630	United Surgical Partners International, Inc., 9.000%, 04/01/20	16,130
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
11,895	7.750%, 02/01/19	12,728
28,878	8.000%, 02/01/18	30,502

		550,944

	Health Care Technology — 0.1%
10,560	IMS Health, Inc., 6.000%, 11/01/20 (e)	10,837

	Pharmaceuticals — 1.4%
11,528	Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	11,672
14,025	Celtic Pharma Phinco B.V., (Bermuda), PIK, 17.000%, 06/15/12 # (i)	421
	Endo Health Solutions, Inc.,
5,300	7.000%, 07/15/19	5,419
3,130	7.000%, 12/15/20	3,209
1,959	7.250%, 01/15/22	2,003
2,025	Hospira, Inc., 5.200%, 08/12/20	2,034
2,296	Sky Growth Acquisition Corp., 7.375%, 10/15/20 (e)	2,376
	Valeant Pharmaceuticals International,
26,088	6.375%, 10/15/20 (e)	26,512
10,225	6.500%, 07/15/16 (e)	10,583
5,450	6.750%, 10/01/17 (e)	5,798
5,870	6.750%, 08/15/21 (e)	6,046
9,400	6.875%, 12/01/18 (e)	9,964
13,520	7.000%, 10/01/20 (e)	14,196
1,390	7.250%, 07/15/22 (e)	1,473
	VPII Escrow Corp., (Canada),
19,415	6.750%, 08/15/18 (e)	20,556
16,634	7.500%, 07/15/21 (e)	17,798

		140,060

	Total Health Care	817,768

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrials — 9.6%
	Aerospace & Defense — 0.8%
5,380	Alliant Techsystems, Inc., 6.875%, 09/15/20	5,743
	B/E Aerospace, Inc.,
15,637	5.250%, 04/01/22	15,481
6,575	6.875%, 10/01/20	7,101
14,000	Bombardier, Inc., (Canada), 6.125%, 01/15/23 (e)	13,790
1,865	Esterline Technologies Corp., 7.000%, 08/01/20	2,000
6,184	GenCorp, Inc., 7.125%, 03/15/21 (e)	6,478
1,777	Moog, Inc., 7.250%, 06/15/18	1,844
10,140	TransDigm, Inc., 5.500%, 10/15/20	9,886
	Triumph Group, Inc.,
8,066	8.000%, 11/15/17	8,449
8,380	8.625%, 07/15/18	9,134

		79,906

	Airlines — 1.2%
27,306	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	29,128
1,619	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	1,780
14,001	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21 (m)	15,331
3,174	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	3,428
9,050	Continental Airlines 2012-3 Class C Pass-Thru Certificates, 6.125%, 04/29/18	9,181
4,074	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	4,441
4,850	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	4,971
297	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	325
14,702	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	15,364
23,241	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	25,333
1,460	Northwest Airlines 2007-1 Class B Pass-Through Trust, 8.028%, 11/01/17	1,533
4,366	UAL 2007-1 Pass-Through Trust, 6.636%, 07/02/22	4,497
1,963	UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	2,233
3,200	United Airlines, Inc., 6.750%, 09/15/15 (e)	3,308

		120,853

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	151

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Building Products — 0.8%
	Building Materials Corp. of America,
12,940	6.750%, 05/01/21 (e)	13,716
11,625	6.875%, 08/15/18 (e)	12,352
5,265	7.000%, 02/15/20 (e)	5,594
5,975	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	6,162
4,765	Griffon Corp., 7.125%, 04/01/18	5,057
	Masco Corp.,
4,092	5.950%, 03/15/22	4,276
1,075	7.125%, 03/15/20	1,210
15,305	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	16,682
9,905	Nortek, Inc., 8.500%, 04/15/21	10,722
11,000	Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.000%, 06/01/20 (e)	12,045

		87,816

	Commercial Services & Supplies — 2.0%
	ADT Corp. (The),
4,157	3.500%, 07/15/22	3,476
14,059	4.125%, 06/15/23	12,187
13,925	Casella Waste Systems, Inc., 7.750%, 02/15/19	13,890
	Deluxe Corp.,
8,234	6.000%, 11/15/20	8,543
4,513	7.000%, 03/15/19	4,795
	Garda World Security Corp., (Canada),
3,787	9.750%, 03/15/17 (e)	4,005
19,527	9.750%, 03/15/17 (e)	20,796
	Harland Clarke Holdings Corp.,
6,766	9.500%, 05/15/15	6,775
5,490	9.750%, 08/01/18 (e)	5,833
16,300	VAR, 6.000%, 05/15/15	16,157
56,054	ILFC E-Capital Trust I, VAR, 4.960%, 12/21/65 (e)	47,646
25,981	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	23,773
13,170	Iron Mountain, Inc., 5.750%, 08/15/24	11,886
2,094	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	2,146
5,107	Mustang Merger Corp., 8.500%, 08/15/21 (e)	5,030
	Quebecor World Capital Corp., (Canada),
865	6.125%, 11/15/13	9
8,325	6.125%, 11/15/13 (d) (i)	84
6,815	6.500%, 08/01/27 (d) (i)	68
3,825	9.750%, 01/15/15 (d) (i)	38

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Services & Supplies — Continued
	R.R. Donnelley & Sons Co.,
5,260	7.000%, 02/15/22	5,273
5,750	7.875%, 03/15/21	6,167
6,104	Safway Group Holding LLC/Safway Finance Corp., 7.000%, 05/15/18 (e)	6,134
3,351	SquareTwo Financial Corp., 11.625%, 04/01/17	3,452

		208,163

	Construction & Engineering — 0.5%
9,124	Dycom Investments, Inc., 7.125%, 01/15/21	9,603
5,800	MasTec, Inc., 4.875%, 03/15/23	5,380
	New Enterprise Stone & Lime Co., Inc.,
1,655	11.000%, 09/01/18	960
5,961	PIK, 13.000%, 03/15/18 (e)	6,199
25,205	Tutor Perini Corp., 7.625%, 11/01/18	26,339

		48,481

	Electrical Equipment — 0.1%
7,540	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	7,842
3,898	Viasystems, Inc., 7.875%, 05/01/19 (e)	4,151

		11,993

	Industrial Conglomerates — 0.1%
8,015	J.M. Huber Corp., 9.875%, 11/01/19 (e)	9,017

	Machinery — 0.7%
19,600	Bluewater Holding B.V., (Netherlands), VAR, 3.268%, 07/17/14	19,306
9,000	Briggs & Stratton Corp., 6.875%, 12/15/20	9,720
4,405	Cleaver-Brooks, Inc., 8.750%, 12/15/19 (e)	4,669
4,207	Columbus McKinnon Corp., 7.875%, 02/01/19	4,417
13,967	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	14,177
1,787	Ormat Funding Corp., 8.250%, 12/30/20 (m)	1,688
	Titan International, Inc.,
500	7.875%, 10/01/17	530
7,165	7.875%, 10/01/17 (e)	7,595
12,895	Victor Technologies Group, Inc., 9.000%, 12/15/17	13,895

		75,997

	Marine — 0.4%
20,794	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	22,457

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Marine — Continued
21,875	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (e)	23,352

		45,809

	Professional Services — 0.0% (g)
	FTI Consulting, Inc.,
2,246	6.000%, 11/15/22	2,218
2,500	6.750%, 10/01/20	2,641

		4,859

	Road & Rail — 0.5%
2,000	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	2,115
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
2,561	5.500%, 04/01/23	2,385
5,025	8.250%, 01/15/19	5,464
9,585	9.750%, 03/15/20	10,999
	Hertz Corp. (The),
4,343	4.250%, 04/01/18 (e)	4,256
1,463	5.875%, 10/15/20	1,501
6,459	6.750%, 04/15/19	6,887
3,925	7.375%, 01/15/21	4,239
5,581	7.500%, 10/15/18	6,028
2,800	Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., PIK, 10.750%, 02/15/18 (e)	2,800

		46,674

	Trading Companies & Distributors — 2.5%
	Aircastle Ltd., (Bermuda),
2,882	6.250%, 12/01/19	3,005
7,810	7.625%, 04/15/20	8,650
5,404	9.750%, 08/01/18	5,971
8,742	H&E Equipment Services, Inc., 7.000%, 09/01/22	9,288
	HD Supply, Inc.,
9,675	7.500%, 07/15/20 (e)	10,110
10,076	8.125%, 04/15/19	11,210
	International Lease Finance Corp.,
10,899	4.625%, 04/15/21	9,918
4,965	5.875%, 04/01/19	5,030
17,400	5.875%, 08/15/22	16,747
24,055	6.250%, 05/15/19	24,777
33,482	8.250%, 12/15/20	37,249
19,140	8.625%, 01/15/22	21,580
	Rexel S.A., (France),
4,559	5.250%, 06/15/20 (e)	4,422
8,385	6.125%, 12/15/19 (e)	8,553

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Trading Companies & Distributors — Continued
	United Rentals North America, Inc.,
7,315	6.125%, 06/15/23	7,205
9,595	7.375%, 05/15/20	10,339
15,994	7.625%, 04/15/22	17,194
13,240	8.250%, 02/01/21	14,630
13,750	8.375%, 09/15/20	15,056
12,250	9.250%, 12/15/19 (m)	13,735

		254,669

	Total Industrials	994,237

	Information Technology — 3.6%
	Communications Equipment — 0.8%
	Alcatel-Lucent USA, Inc.,
10,346	6.450%, 03/15/29	7,967
4,369	8.875%, 01/01/20 (e)	4,456
	Avaya, Inc.,
21,985	7.000%, 04/01/19 (e)	20,116
1,955	9.000%, 04/01/19 (e)	1,877
10,405	10.500%, 03/01/21 (e)	8,038
5,875	CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22	5,904
	Goodman Networks, Inc.,
6,375	12.125%, 07/01/18 (e)	6,725
13,140	13.125%, 07/01/18 (e)	13,863
	Nokia OYJ, (Finland),
16,158	5.375%, 05/15/19	15,391
5,145	6.625%, 05/15/39	4,386

		88,723

	Computers & Peripherals — 0.1%
	Seagate HDD Cayman, (Cayman Islands),
7,328	4.750%, 06/01/23 (e)	6,760
350	6.875%, 05/01/20	377
580	7.000%, 11/01/21	625
396	Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	441

		8,203

	Electronic Equipment, Instruments & Components — 0.3%
	Brightstar Corp.,
5,250	7.250%, 08/01/18 (e)	5,171
4,267	9.500%, 12/01/16 (e)	4,459
10,899	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	11,976
6,431	INTCOMEX, Inc., 13.250%, 12/15/14	6,270

		27,876

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	153

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Internet Software & Services — 0.1%
6,272	Bankrate, Inc., 6.125%, 08/15/18 (e)	6,201
1,085	Equinix, Inc., 7.000%, 07/15/21	1,164

		7,365

	IT Services — 1.4%
1,995	Cardtronics, Inc., 8.250%, 09/01/18	2,140
6,697	Ceridian Corp., 8.875%, 07/15/19 (e)	7,534
	First Data Corp.,
24,655	6.750%, 11/01/20 (e)	25,210
4,340	7.375%, 06/15/19 (e)	4,503
31,545	8.250%, 01/15/21 (e)	32,255
6,500	10.625%, 06/15/21 (e)	6,459
6,431	11.250%, 01/15/21 (e)	6,592
4,797	11.750%, 08/15/21 (e)	4,485
23,841	12.625%, 01/15/21	25,778
16,121	PIK, 10.000%, 01/15/22 (e)	16,645
	SunGard Data Systems, Inc.,
7,330	6.625%, 11/01/19	7,440
10,320	7.625%, 11/15/20	11,042

		150,083

	Semiconductors & Semiconductor Equipment — 0.5%
	Advanced Micro Devices, Inc.,
3,000	7.750%, 08/01/20	2,917
2,080	8.125%, 12/15/17	2,158
12,697	Amkor Technology, Inc., 6.375%, 10/01/22	12,189
	Freescale Semiconductor, Inc.,
8,000	5.000%, 05/15/21 (e)	7,580
6,295	8.050%, 02/01/20	6,563
390	10.125%, 03/15/18 (e)	421
1,915	Magnachip Semiconductor Corp., 6.625%, 07/15/21 (e)	1,858
	NXP B.V./NXP Funding LLC, (Netherlands),
5,230	5.750%, 02/15/21 (e)	5,230
3,663	5.750%, 03/15/23 (e)	3,608
11,304	Sensata Technologies B.V., (Netherlands), 4.875%, 10/15/23 (e)	10,428

		52,952

	Software — 0.4%
2,725	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	2,752
	Audatex North America, Inc.,
5,600	6.000%, 06/15/21 (e)	5,670
4,010	6.750%, 06/15/18	4,261
6,756	Healthcare Technology Intermediate, Inc., PIK, 8.125%, 09/01/18 (e)	6,857
8,559	Infor U.S., Inc., 9.375%, 04/01/19	9,522

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Software — Continued
8,819	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	8,400

		37,462

	Total Information Technology	372,664

	Materials — 10.1%
	Chemicals — 2.4%
	Ashland, Inc.,
11,406	3.000%, 03/15/16 (e)	11,549
14,038	3.875%, 04/15/18 (e)	13,827
8,540	4.750%, 08/15/22 (e)	7,985
12,800	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	16,188
	Celanese US Holdings LLC,
5,000	4.625%, 11/15/22	4,625
5,000	6.625%, 10/15/18	5,337
13,000	Chemtura Corp., 5.750%, 07/15/21	12,837
16,500	Huntsman International LLC, 4.875%, 11/15/20	15,716
6,617	INEOS Group Holdings S.A., (Luxembourg), 6.125%, 08/15/18 (e)	6,402
12,750	LSB Industries, Inc., 7.750%, 08/01/19 (e)	13,196
	LyondellBasell Industries N.V., (Netherlands),
18,430	5.000%, 04/15/19	20,153
9,500	6.000%, 11/15/21	10,774
5,135	NOVA Chemicals Corp., (Canada), 5.250%, 08/01/23 (e)	5,122
6,709	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	6,709
8,200	Olin Corp., 5.500%, 08/15/22	8,180
3,000	OMNOVA Solutions, Inc., 7.875%, 11/01/18	3,150
5,125	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 04/01/20 (e)	4,958
	PolyOne Corp.,
18,137	5.250%, 03/15/23 (e)	17,366
16,903	7.375%, 09/15/20	18,636
	Rain CII Carbon LLC/CII Carbon Corp.,
11,845	8.000%, 12/01/18 (e)	11,963
11,640	8.250%, 01/15/21 (e)	11,640
15,617	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19 (e)	15,266
12,010	Tronox Finance LLC, 6.375%, 08/15/20 (e)	11,470

		253,049

	Construction Materials — 1.9%
49,000	Cemex Espana Luxembourg, (Spain), 9.875%, 04/30/19 (e)	53,042

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Construction Materials — Continued
	Cemex Finance LLC,
14,150	9.375%, 10/12/22 (e)	14,822
9,496	9.500%, 12/14/16 (e)	10,018
4,540	9.660%, 02/14/17 (i)	4,540
	Cemex S.A.B. de C.V., (Mexico),
5,835	5.875%, 03/25/19 (e)	5,529
16,975	6.500%, 12/10/19 (e)	16,466
9,900	9.000%, 01/11/18 (e)	10,543
11,000	VAR, 5.276%, 09/30/15 (e)	11,220
10,481	Grupo Cementos de Chihuahua S.A.B de C.V., (Mexico), 8.125%, 02/08/20 (e)	10,586
1,941	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	2,106
1,069	Lafarge S.A., (France), 7.125%, 07/15/36	1,112
2,317	U.S. Concrete, Inc., 9.500%, 10/01/15	2,323
	Vulcan Materials Co.,
11,015	6.500%, 12/01/16	12,117
34,571	7.500%, 06/15/21	38,470

		192,894

	Containers & Packaging — 1.8%
	Ardagh Packaging Finance plc, (Ireland),
15,874	7.375%, 10/15/17 (e)	16,965
7,948	9.125%, 10/15/20 (e)	8,485
	Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., (Ireland),
4,660	4.875%, 11/15/22 (e)	4,485
9,600	7.000%, 11/15/20 (e)	9,336
3,000	7.375%, 10/15/17 (e)	3,203
14,015	9.125%, 10/15/20 (e)	14,891
	Ball Corp.,
7,143	4.000%, 11/15/23	6,375
4,195	5.000%, 03/15/22	4,122
5,450	5.750%, 05/15/21	5,777
4,125	6.750%, 09/15/20	4,455
1,650	7.375%, 09/01/19	1,786
	Berry Plastics Corp.,
13,243	9.500%, 05/15/18	14,385
12,120	9.750%, 01/15/21	14,029
8,250	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.000%, 04/01/20	8,848
4,535	Cascades, Inc., (Canada), 7.750%, 12/15/17	4,745
	Constar International, Inc.,
1,853	8.194%, 05/31/15 (i)	1,853
4,969	11.000%, 12/31/17 (i)	745
5,375	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	5,644

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Containers & Packaging — Continued
9,981	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23 (e)	9,207
	Graphic Packaging International, Inc.,
10,175	4.750%, 04/15/21	9,768
5,200	7.875%, 10/01/18	5,655
2,500	Plastipak Holdings, Inc., 10.625%, 08/15/19 (e)	2,750
	Sealed Air Corp.,
5,594	5.250%, 04/01/23 (e)	5,328
6,000	6.500%, 12/01/20 (e)	6,360
8,500	8.125%, 09/15/19 (e)	9,435
7,212	8.375%, 09/15/21 (e)	8,159
	Smurfit-Stone Container Enterprises, Inc.,
25,818	8.000%, 03/15/17 (d)	64
19,431	8.375%, 07/01/12 (d)	49

		186,904

	Metals & Mining — 3.6%
12,165	AK Steel Corp., 8.750%, 12/01/18	12,834
	Aleris International, Inc.,
2,000	7.625%, 02/15/18	2,085
4,836	7.875%, 11/01/20	5,005
	APERAM, (Luxembourg),
5,618	7.375%, 04/01/16 (e)	5,505
9,421	7.750%, 04/01/18 (e)	9,068
	ArcelorMittal, (Luxembourg),
15,600	5.111%, 02/25/17	15,951
31,050	6.750%, 02/25/22	31,593
30,497	7.500%, 10/15/39	28,057
42,300	10.350%, 06/01/19	50,126
2,870	Bluescope Steel Ltd./Bluescope Steel Finance, (Australia), 7.125%, 05/01/18 (e)	2,899
6,467	Coeur Mining, Inc., 7.875%, 02/01/21 (e)	6,435
	Commercial Metals Co.,
7,040	4.875%, 05/15/23	6,371
6,500	6.500%, 07/15/17	6,987
4,945	7.350%, 08/15/18	5,378
	FMG Resources August 2006 Pty Ltd., (Australia),
4,187	6.000%, 04/01/17 (e)	4,260
13,188	6.375%, 02/01/16 (e)	13,518
9,537	6.875%, 02/01/18 (e)	9,775
13,636	6.875%, 04/01/22 (e)	13,500
15,267	7.000%, 11/01/15 (e)	15,725
	FQM Akubra, Inc., (Canada),
7,485	7.500%, 06/01/21 (e)	7,523
13,000	8.750%, 06/01/20 (e)	13,585

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	155

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Metals & Mining — Continued
18,576	Hecla Mining Co., 6.875%, 05/01/21 (e)	16,904
10,245	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	9,989
5,580	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	5,706
	New Gold, Inc., (Canada),
6,748	6.250%, 11/15/22 (e)	6,461
4,161	7.000%, 04/15/20 (e)	4,234
21,625	Novelis, Inc., (Canada), 8.750%, 12/15/20	23,517
2,501	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 6.500%, 05/15/21 (e)	2,351
4,255	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	4,553
5,575	Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.000%, 10/15/17 (e)	5,784
	Steel Dynamics, Inc.,
6,300	5.250%, 04/15/23 (e)	6,016
8,172	6.125%, 08/15/19	8,581
6,017	6.375%, 08/15/22	6,273
11,000	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	10,835

		377,384

	Paper & Forest Products — 0.4%
4,464	Ainsworth Lumber Co., Ltd., (Canada), 7.500%, 12/15/17 (e)	4,710
	Boise Cascade Co.,
4,395	6.375%, 11/01/20	4,549
5,940	6.375%, 11/01/20 (e)	6,148
5,180	Clearwater Paper Corp., 4.500%, 02/01/23	4,688
5,667	Louisiana-Pacific Corp., 7.500%, 06/01/20	6,106
2,099	Resolute Forest Products, Inc., 5.875%, 05/15/23 (e)	1,842
	Sappi Papier Holding GmbH, (Austria),
2,350	7.750%, 07/15/17 (e)	2,450
2,125	8.375%, 06/15/19 (e)	2,220
6,875	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	6,892

		39,605

	Total Materials	1,049,836

	Telecommunication Services — 10.2%
	Diversified Telecommunication Services — 6.6%
4,264	Altice Financing S.A., (Luxembourg), 7.875%, 12/15/19 (e)	4,501
3,392	Broadview Networks Holdings, Inc., 10.500%, 11/15/17	3,355

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — Continued
	CCO Holdings LLC/CCO Holdings Capital Corp.,
7,081	5.125%, 02/15/23	6,355
11,950	5.250%, 03/15/21 (e)	11,382
5,295	5.250%, 09/30/22	4,832
8,400	5.750%, 01/15/24	7,791
30,054	6.500%, 04/30/21	30,430
3,280	7.375%, 06/01/20	3,510
10,852	8.125%, 04/30/20	11,774
	Cincinnati Bell, Inc.,
4,631	8.375%, 10/15/20	4,897
11,015	8.750%, 03/15/18	11,428
	Clearwire Communications LLC/Clearwire Finance, Inc.,
28,805	12.000%, 12/01/15 (e)	30,389
3,740	12.000%, 12/01/17 (e)	4,320
18,565	14.750%, 12/01/16 (e)	25,341
14,333	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	15,659
14,670	Embarq Corp., 7.995%, 06/01/36	15,057
	Frontier Communications Corp.,
1,675	7.125%, 01/15/23	1,629
2,020	7.625%, 04/15/24	1,975
11	8.250%, 05/01/14	11
9,635	8.500%, 04/15/20	10,526
3,945	8.750%, 04/15/22	4,271
7,255	9.250%, 07/01/21	8,234
	Intelsat Jackson Holdings S.A., (Luxembourg),
15,340	5.500%, 08/01/23 (e)	14,228
18,412	6.625%, 12/15/22 (e)	18,366
4,165	6.625%, 12/15/22 (e)	4,154
3,397	7.250%, 04/01/19	3,643
26,335	7.250%, 10/15/20	28,113
3,510	7.500%, 04/01/21	3,791
	Intelsat Luxembourg S.A., (Luxembourg),
41,158	7.750%, 06/01/21 (e)	42,393
18,580	8.125%, 06/01/23 (e)	19,416
	Level 3 Communications, Inc.,
13,721	8.875%, 06/01/19	14,647
33,365	11.875%, 02/01/19	38,286
	Level 3 Financing, Inc.,
11,325	7.000%, 06/01/20	11,410
13,481	8.125%, 07/01/19	14,256
13,020	8.625%, 07/15/20	13,931
15,103	9.375%, 04/01/19	16,576
7,586	10.000%, 02/01/18	8,155
18,230	Qwest Capital Funding, Inc., 7.750%, 02/15/31	17,410

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
2,687	Qwest Communications International, Inc., 7.125%, 04/01/18	2,791
4,750	Qwest Corp., 7.250%, 09/15/25	5,254
	SBA Telecommunications, Inc.,
674	5.750%, 07/15/20	677
666	8.250%, 08/15/19	723
17,198	Sprint Capital Corp., 8.750%, 03/15/32	17,628
	tw telecom holdings, Inc.,
6,500	5.375%, 10/01/22 (e)	6,191
6,285	6.375%, 09/01/23 (e)	6,254
4,596	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	4,803
6,840	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	7,387
15,290	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	15,978
	Virgin Media Finance plc, (United Kingdom),
4,282	6.375%, 04/15/23 (e)	4,250
5,844	8.375%, 10/15/19	6,340
	Virgin Media Secured Finance plc, (United Kingdom),
6,702	5.375%, 04/15/21 (e)	6,535
15,867	6.500%, 01/15/18	16,541
	Wind Acquisition Finance S.A., (Luxembourg),
3,965	6.500%, 04/30/20 (e)	3,965
4,934	7.250%, 02/15/18 (e)	5,008
12,350	7.250%, 02/15/18 (e)	12,597
16,655	11.750%, 07/15/17 (e)	17,404
5,058	Wind Acquisition Holdings Finance S.A., (Luxembourg), PIK, 12.250%, 07/15/17 (e)	5,172
	Windstream Corp.,
2,961	6.375%, 08/01/23	2,676
1,195	7.500%, 06/01/22	1,189
5,100	7.750%, 10/15/20	5,215
1,402	7.750%, 10/01/21	1,434
11,395	7.750%, 10/01/21 (e)	11,651
2,465	7.875%, 11/01/17	2,736
4,190	8.125%, 09/01/18	4,494
	Zayo Group LLC/Zayo Capital, Inc.,
2,895	8.125%, 01/01/20	3,141
15,596	10.125%, 07/01/20	17,701

		682,177

	Wireless Telecommunication Services — 3.6%
24,808	Cricket Communications, Inc., 7.750%, 10/15/20	28,188

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wireless Telecommunication Services — Continued
11,125	Crown Castle International Corp., 5.250%, 01/15/23	10,513
	MetroPCS Wireless, Inc.,
16,300	6.250%, 04/01/21 (e)	16,259
21,701	6.625%, 11/15/20	22,515
	NII Capital Corp.,
28,088	7.625%, 04/01/21	21,487
23,045	8.875%, 12/15/19	19,185
12,873	NII International Telecom S.C.A., (Luxembourg), 11.375%, 08/15/19 (e)	13,838
20,279	Softbank Corp., (Japan), 4.500%, 04/15/20 (e)	19,173
	Sprint Communications, Inc.,
26,075	6.000%, 12/01/16 (m)	27,640
16,845	6.000%, 11/15/22	15,750
16,411	7.000%, 03/01/20 (e)	17,642
54,470	7.000%, 08/15/20	56,240
6,500	8.375%, 08/15/17	7,296
39,926	9.000%, 11/15/18 (e)	46,614
5,758	11.500%, 11/15/21	7,514
11,110	T-Mobile USA, Inc., 5.250%, 09/01/18 (e)	11,221
8,427	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC, (Ireland), 7.748%, 02/02/21 (e)	8,701
	VimpelCom Holdings B.V., (Netherlands),
4,570	5.200%, 02/13/19 (e)	4,422
2,903	5.950%, 02/13/23 (e)	2,596
2,950	6.255%, 03/01/17 (e)	3,068
9,900	7.504%, 03/01/22 (e)	9,999
1,300	VAR, 4.276%, 06/29/14 (e)	1,308

		371,169

	Total Telecommunication Services	1,053,346

	Utilities — 4.0%
	Electric Utilities — 0.8%
	AES Eastern Energy LP,
32,520	9.000%, 01/02/17 (d) (i)	—
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
5,000	10.000%, 12/01/20 (e)	5,256
49,089	10.000%, 12/01/20	51,727
12,450	12.250%, 03/01/22 (e)	13,851
240	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	204
6,623	Homer City Generation LP, PIK, 9.234%, 10/01/26	6,722

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	157

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
9,528	InterGen N.V., (Netherlands), 7.000%, 06/30/23 (e)	9,397

		87,157

	Gas Utilities — 1.1%
	AmeriGas Partners LP/AmeriGas Finance Corp.,
3,250	6.250%, 08/20/19	3,380
2,990	6.500%, 05/20/21	3,087
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
11,500	4.750%, 11/15/21 (e)	10,235
10,928	5.875%, 08/01/23 (e)	10,245
7,000	6.625%, 10/01/20 (e)	7,035
12,356	Crosstex Energy LP/Crosstex Energy Finance Corp., 7.125%, 06/01/22	12,665
	Ferrellgas LP/Ferrellgas Finance Corp.,
10,000	6.500%, 05/01/21	10,000
11,592	9.125%, 10/01/17	12,143
	Sabine Pass Liquefaction LLC,
15,253	5.625%, 02/01/21 (e)	14,566
8,266	5.625%, 04/15/23 (e)	7,667
	Suburban Propane Partners LP/Suburban Energy Finance Corp.,
3,405	7.375%, 08/01/21	3,584
5,000	7.500%, 10/01/18	5,362
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
5,810	5.875%, 10/01/20 (e)	5,795
9,000	6.125%, 10/15/21 (e)	8,978

		114,742

	Independent Power Producers & Energy Traders — 2.1%
5,190	AES Corp., 4.875%, 05/15/23	4,762
	Calpine Corp.,
47,025	7.500%, 02/15/21 (e)	49,846
27,045	7.875%, 01/15/23 (e)	29,006
	Dynegy Holdings LLC,
12,200	7.125%, 05/15/18 (d) (i)	31
3,900	7.500%, 06/01/15 (d) (i)	10
48,825	7.750%, 06/01/19 (d) (i)	122
151	8.375%, 05/01/16 (d) (i)	—	(h)
41,590	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Series B, 7.670%, 11/08/16 (d) (i)	728
10,908	Dynegy, Inc., 5.875%, 06/01/23 (e)	10,063
	Edison Mission Energy,
3,000	7.000%, 05/15/17 (d)	1,912
50,000	7.200%, 05/15/19 (d)	31,875

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Independent Power Producers & Energy Traders — Continued
	GenOn Energy, Inc.,
13,600	7.875%, 06/15/17	14,756
21,373	9.875%, 10/15/20	23,777
	NRG Energy, Inc.,
22,199	6.625%, 03/15/23	22,033
2,000	7.625%, 05/15/19	2,115
25,000	7.875%, 05/15/21	26,875

		217,911

	Total Utilities	419,810

	Total Corporate Bonds (Cost $8,140,495)	8,410,549

Preferred Securities — 1.5% (x)
	Financials — 1.5%
	Commercial Banks — 0.5%
	Royal Bank of Scotland Group plc, (United Kingdom), VAR, 7.648%, 09/30/31	8,073
	Wachovia Capital Trust III, VAR, 5.570%, 10/04/13 (m)	37,784
	Wells Fargo & Co., VAR, 7.980%, 03/15/18	6,205

		52,062

	Diversified Financial Services — 0.7%
	Bank of America Corp.,
	Series K, VAR, 8.000%, 01/30/18	30,172
	Series M, VAR, 8.125%, 05/15/18	36,338
	Citigroup, Inc., VAR, 5.950%, 01/30/23	4,874

		71,384

	Insurance — 0.3%
	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e)	27,117

	Total Preferred Securities (Cost $127,522)	150,563

SHARES
Common Stocks — 0.7%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
171	General Motors Co. (a)	5,822

	Hotels, Restaurants & Leisure — 0.0% (g)
7,940	Real Mex Restaurants, Inc., Class B, ADR (a) (i)	—

	Leisure Equipment & Products — 0.0% (g)
458	New True Temper Holdings Corp., Inc. (a) (i)	293

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Media — 0.0% (g)
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	1,142

		Specialty Retail — 0.0% (g)
116		Neebo, Inc. (a) (i)	751

		Total Consumer Discretionary	8,008

		Consumer Staples — 0.0% (g)
		Food Products — 0.0% (g)
585		Eurofresh, Inc., ADR (a) (i)	—

		Financials — 0.1%
		Diversified Financial Services — 0.1%
9,055		Adelphia Recovery Trust (i)	41
1,228		Capmark Financial Group, Inc.	8,352
106		Somerset Cayuga Holding Co., Inc. (a) (i)	2,646

		Total Financials	11,039

		Health Care — 0.0% (g)
		Health Care Providers & Services — 0.0% (g)
—	(h)	Magellan Health Services, Inc. (a)	6

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
15		General Maritime Corp. (a) (i)	233

		Information Technology — 0.0% (g)
		Software — 0.0% (g)
173		Stratus Technologies Bermuda Holdings Ltd., (Bermuda) (a) (i)	—

		Materials — 0.3%
		Construction Materials — 0.1%
396		U.S. Concrete, Inc. (a)	7,763

		Containers & Packaging — 0.0% (g)
58		Constar International, Inc., Class A, ADR (a) (i)	—

		Paper & Forest Products — 0.2%
314		New Holdco (a) (i)	27,388

		Total Materials	35,151

		Utilities — 0.2%
		Independent Power Producers & Energy Traders — 0.2%
1,100		Dynegy, Inc. (a)	21,373

		Total Common Stocks (Cost $111,991)	75,810

Preferred Stocks — 1.1%
		Consumer Discretionary — 0.2%
		Automobiles — 0.2%
440		General Motors Co., Series B, 4.750%, 12/01/13 ($50 par value)	21,399

SHARES	SECURITY DESCRIPTION	VALUE($)

	Media — 0.0% (g)
77	Spanish Broadcasting System, Inc. (a) (i)	—	(h)
1	Spanish Broadcasting System, Inc., Series B, PIK, 10.750%, 10/03/13 ($1,000 par value) @ (a) (i)	599

		599

	Total Consumer Discretionary	21,998

	Consumer Staples — 0.0% (g)
	Food Products — 0.0% (g)
1	Eurofresh, Inc., ADR, PIK, 15.000%, 11/18/16 # (i)	—

	Financials — 0.9%
	Commercial Banks — 0.1%
161	CoBank ACB, Series D, 11.000%, 10/01/14 ($50 par value) @ (a)	8,623

	Consumer Finance — 0.3%
29	Ally Financial, Inc., 7.000%, 10/03/13 ($1,000 par value) @ (a) (e)	27,271
226	GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value) (a)	5,991

		33,262

	Diversified Financial Services — 0.1%
13	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) @ (a) (e)	12,643

	Insurance — 0.4%
423	Hartford Financial Services Group, Inc., VAR, 7.875%, 04/15/42 ($25 par value) (a)	11,778
34	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.388%, 10/29/49 ($1,000 par value) (a)	29,014

		40,792

	Total Financials	95,320

	Information Technology — 0.0% (g)
	Software — 0.0% (g)
39	Stratus Technologies Bermuda Holdings Ltd., (Bermuda) (a) (i)	—

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
6	Constar International, Inc., Class A (a) (i)	—

	Total Preferred Stocks (Cost $119,970)	117,318

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	159

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — 10.7%
	Consumer Discretionary — 4.4%
	Auto Components — 0.2%
17,133	Remy International, Inc., Term Loan, VAR, 4.250%, 02/28/20	17,154
902	UCI International, Inc., Term Loan, VAR, 5.500%, 07/26/17	904

		18,058

	Automobiles — 0.2%
16,479	Chrysler Group LLC, Term Loan B, VAR, 4.250%, 05/24/17	16,662

	Hotels, Restaurants & Leisure — 1.5%
8,325	American Casino & Entertainment Properties LLC, Term Loan, VAR, 6.000%, 07/03/19	8,450
4,650	American Casino & Entertainment Properties LLC, Term Loan, 2nd Lien Term Loan, VAR, 11.250%, 01/03/20	4,685
71,395	Caesars Entertainment Operating Co., Inc.(FKA Harrahs), Extended B-6 Term Loan, VAR, 5.434%, 01/28/18	64,117
7,555	CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	7,583
7,085	Graton Economic Development Authority, Closing Date Term Loan B, VAR, 9.000%, 08/22/18	7,373
27,074	Hilton, Mezzanine B Loan, VAR, 3.742%, 11/12/15 ^	26,888
	Intrawest, 1st Lien Term Loan,
3,264	VAR, 7.000%, 12/04/17	3,308
6,233	VAR, 7.000%, 12/04/17	6,316
5,163	Jacobs Entertainment, Inc., Tranche B Loan, VAR, 6.250%, 10/29/18	5,170
10,850	Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	11,130
3,425	Northfield Park Associates (Hard Rock), Closing Date Term Loan, VAR, 9.000%, 12/19/18	3,527
8,850	Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 08/22/19 ^	8,806

		157,353

	Internet & Catalog Retail — 0.0% (g)
4,959	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.019%, 01/30/17 (i)	4,915

	Leisure Equipment & Products — 0.1%
11,450	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	11,479

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — 1.7%
	Barrington Broadcasting, Tranche 2 Term Loan,
876	VAR, 7.500%, 06/14/17	874
5,463	VAR, 7.500%, 06/14/17	5,456
48,547	Clear Channel Communications, Inc., Term Loan B, VAR, 3.832%, 01/29/16 ^	45,236
24,735	Clear Channel Communications, Inc., Term Loan D, VAR, 6.932%, 01/23/19	22,687
2,396	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 4.500%, 04/29/19	2,403
4,333	Interactive Data Corp., Term Loan, VAR, 3.750%, 02/11/18	4,322
6,859	McGraw-Hill Education, Term B Loan, VAR, 9.000%, 03/22/19	6,922
	R.H. Donnelley, Inc., Exit Term Loan,
7,263	VAR, 9.750%, 12/31/16 ^	5,288
7,617	VAR, 9.750%, 12/31/16 ^	5,546
18,886	Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16	19,305
	Univision Communications, Inc., 1st Lien Term Loan,
5,815	VAR, 4.000%, 03/01/20	5,762
30,576	VAR, 4.500%, 03/01/20 ^	30,483
16,863	Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/21/15 (d) (i)	295
19,728	Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16	19,062
2,525	WMG Acquisition Corp., Tranche B Term Loan, VAR, 3.750%, 07/01/20	2,518

		176,159

	Multiline Retail — 0.3%
30,000	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	29,238

	Specialty Retail — 0.4%
	Gymboree Corp., Initial Term Loan (A & R),
37,543	VAR, 5.000%, 02/23/18	35,979
1,002	VAR, 5.000%, 02/23/18	960

		36,939

	Total Consumer Discretionary	450,803

	Consumer Staples — 0.9%
	Food & Staples Retailing — 0.7%
5,290	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	5,421
27,483	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	27,621

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Food & Staples Retailing — Continued
41,828	SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19	41,928

		74,970

	Food Products — 0.1%
	High Liner Foods, Inc., Term Loan,
5,624	VAR, 4.750%, 12/19/17	5,627
129	VAR, 4.750%, 12/19/17	129

		5,756

	Household Products — 0.1%
	Reynolds Group Holdings, Inc., U.S. Term Loan,
5,558	VAR, 4.750%, 09/28/18	5,592
4,771	VAR, 4.750%, 09/28/18	4,800
2,913	VAR, 4.750%, 09/28/18	2,930

		13,322

	Total Consumer Staples	94,048

	Energy — 0.6%
	Energy Equipment & Services — 0.1%
7,417	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	7,399

	Oil, Gas & Consumable Fuels — 0.5%
2,808	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	2,894
9,911	Arch Coal, Inc., Term Loan, VAR, 5.750%, 05/16/18 ^	9,601
13,504	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	13,521
4,206	Rice Energy LLC, Term Loan, VAR, 8.500%, 10/25/18	4,122
9,733	Sabine Oil & Gas (NFR Energy) Term Loan, VAR, 8.750%, 12/31/18	9,824
10,964	WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18	10,855

		50,817

	Total Energy	58,216

	Financials — 0.5%
	Capital Markets — 0.1%
13,184	Walter Investment Management Corp., Tranche B Term Loan, VAR, 5.750%, 11/28/17	13,261

	Diversified Financial Services — 0.2%
	Aot Holdings Ltd., 1st Lien Senior Secured Term Loan,
4,613	VAR, 5.000%, 10/01/19 ^	4,627
3,340	VAR, 5.000%, 10/01/19 ^	3,351
2,351	VAR, 5.000%, 10/01/19 ^	2,358

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
445	VAR, 5.000%, 10/01/19 ^	447
445	VAR, 5.000%, 10/01/19 ^	447
387	VAR, 5.000%, 10/01/19 ^	388
29	VAR, 5.000%, 10/01/19 ^	29
8,225	ROC Finance LLC, Term Loan, VAR, 5.000%, 06/20/19	8,236

		19,883

	Insurance — 0.2%
6,219	National Financial Partners Corp., Term B Loan, VAR, 5.250%, 07/01/20	6,254
10,012	USI, Inc., Term Loan, VAR, 5.000%, 12/27/19	10,037

		16,291

	Real Estate Management & Development — 0.0% (g)
1,019	Realogy Corp., Extended Synthetic Commitments, VAR, 4.454%, 10/10/16 ^	1,025
115	Realogy Corp., Non-Extended Synthetic Commitment, VAR, 3.204%, 10/10/13	114

		1,139

	Total Financials	50,574

	Health Care — 0.3%
	Health Care Providers & Services — 0.1%
	Community Health Systems, Inc., Extended Term Loan,
945	VAR, 3.761%, 01/25/17	947
25	VAR, 3.776%, 01/25/17	25
980	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	985
3,833	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	3,737
9,562	National Mentor Holdings, Inc., Tranche B-1 Term Loan, VAR, 6.500%, 02/09/17	9,634

		15,328

	Pharmaceuticals — 0.2%
8,714	Aptalis Pharma, Inc., Term B-2 Loan, VAR, 5.500%, 02/10/17	8,730
	Aptalis Pharma, Inc., Term Loan,
5,563	VAR, 5.500%, 02/10/17	5,574
600	VAR, 5.500%, 02/10/17	601
5,000	Catalent Pharma Solutions, Inc., Unsecured Term Loan, VAR, 6.500%, 12/31/17	5,016

		19,921

	Total Health Care	35,249

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	161

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Industrials — 0.7%
	Aerospace & Defense — 0.1%
5,983	Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	6,058

	Commercial Services & Supplies — 0.2%
	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
3,912	VAR, 5.432%, 06/30/17	3,844
7,892	VAR, 5.432%, 06/30/17	7,754
1,648	VAR, 5.432%, 06/30/17	1,619
3,376	Sourcehov LLC, 2nd Lien Term Loan, VAR, 8.750%, 04/30/19	3,407
5,391	St. George’s University, Term Loan, VAR, 8.500%, 12/20/17	5,418

		22,042

	Industrial Conglomerates — 0.0% (g)
	Autoparts Holdings Ltd., Term Loan,
771	VAR, 6.500%, 07/29/17	740
1,511	VAR, 6.500%, 07/29/17	1,451

		2,191

	Machinery — 0.2%
8,259	Edwards Ltd., Term Loan, VAR, 4.750%, 03/26/20	8,273
15,669	Wabash National Corp., Initial Term Loan, VAR, 4.500%, 05/08/19	15,708

		23,981

	Marine — 0.1%
6,250	Navios Maritime Partners L.P., Term Loan, VAR, 5.250%, 06/27/18	6,344
4,450	State Class Tankers, Initial Term Loan, VAR, 6.750%, 06/20/20	4,472

		10,816

	Road & Rail — 0.0% (g)
	Ozburn-Hessey Logistics LLC, Term Loan,
2,148	VAR, 6.750%, 05/22/19	2,151
5	VAR, 7.750%, 05/22/19	6

		2,157

	Trading Companies & Distributors — 0.1%
7,450	MRC Global, Inc., Term Loan, VAR, 6.000%, 11/08/19	7,487

	Total Industrials	74,732

	Information Technology — 1.7%
	Communications Equipment — 0.3%
15,297	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 5.750%, 01/30/19	15,359

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Communications Equipment — Continued
1,005	Arris Group, Inc., Term Loan B, VAR, 3.500%, 04/17/20	991
15,216	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.762%, 10/26/17	13,518
5,977	Avaya, Inc., Term Loan B5, VAR, 8.000%, 03/31/18	5,639

		35,507

	Computers & Peripherals — 0.0% (g)
2,721	Oberthur Technologies, Facility B3, VAR, 6.252%, 11/30/18	2,721

	Electronic Equipment, Instruments & Components — 0.1%
	CDW Corp., Term Loan,
8,742	VAR, 3.500%, 04/29/20	8,640
1,233	VAR, 3.500%, 04/29/20	1,219

		9,859

	Internet Software & Services — 0.2%
20,881	Go Daddy Group, Inc. (The), Term Loan, VAR, 4.250%, 12/17/18	20,854

	IT Services — 0.4%
11,793	Ceridian Corp., 2013 New Replacement U.S. Term Loan, VAR, 4.433%, 05/09/17	11,780
20,200	First Data Corp., Extended 2018 Dollar Term Loan, VAR, 4.184%, 03/23/18	19,987
6,436	First Data Corp., Term Loan, VAR, 4.184%, 09/24/18	6,355
1,592	Peak 10, Inc., Term Loan B, VAR, 7.250%, 10/25/18	1,608

		39,730

	Semiconductors & Semiconductor Equipment — 0.3%
9,476	Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	9,507
5,990	NXP B.V., Tranche C Term Loan, VAR, 4.750%, 01/10/20	6,070
14,859	ON Semiconductor Corp., Term Loan, VAR, 2.024%, 01/02/18	14,743

		30,320

	Software — 0.4%
	Attachmate Corp., Term Loan,
5,345	VAR, 7.250%, 11/22/17	5,360
158	VAR, 7.250%, 11/22/17	158
1	VAR, 8.000%, 11/22/17	1
6,261	BMC Software, USD Term Loan, VAR, 08/07/20	6,249
6,749	Infor U.S., Inc.(FKA Lawson Software Inc.), Tranche B-2 Term Loan, VAR, 5.250%, 04/05/18 ^	6,785

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Software — Continued
17,021	RP Crown Parent LLC, Term Loan, VAR, 6.750%, 12/21/18	17,170

		35,723

	Total Information Technology	174,714

	Materials — 0.5%
	Chemicals — 0.4%
6,689	AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17	6,735
5,272	Cristal Inorganic Chemicals U.S., Inc., 2nd Lien, VAR, 6.026%, 11/15/14	5,277
13,525	DuPont Performance (Axalta), Term Loan, VAR, 4.750%, 02/01/20	13,613
1,827	OCI Beaumont, Term B-1 Loan, VAR, 6.250%, 08/20/19	1,809
3,436	OCI Beaumont, Term B-2 Loan, VAR, 6.250%, 08/20/19	3,401
	Tronox Ltd., Term Loan,
2,454	VAR, 4.500%, 03/19/20	2,478
2,148	VAR, 4.500%, 03/19/20	2,168

		35,481

	Containers & Packaging — 0.0% (g)
	BWAY Holding Co., Term Loan,
3,206	VAR, 4.500%, 08/06/17	3,227
201	VAR, 4.500%, 08/06/17	203

		3,430

	Metals & Mining — 0.1%
5,918	FMG Resources Pty Ltd., Term Loan, VAR, 5.250%, 10/18/17	5,937
5,181	Noranda Aluminum Holding Corp., Term B Loan, VAR, 5.750%, 02/28/19	4,896

		10,833

	Paper & Forest Products — 0.0% (g)
2,575	Continental Building Products, Inc., 2nd Lien Term Loan, VAR, 02/15/21 ^	2,569

	Total Materials	52,313

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.2%
	Altice Financing S.A., Term Loan,
799	VAR, 5.500%, 07/02/19	781
5,914	VAR, 5.500%, 07/02/19	5,786
1,536	VAR, 5.500%, 07/02/19	1,503
4,815	Cincinnati Bell, Tranche B Term Loan, VAR, 08/09/20 ^	4,781

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — Continued
	Integra Telecom Holdings, Inc., Term Loan,
1,458	VAR, 5.250%, 02/22/19	1,471
1,451	VAR, 5.250%, 02/22/19	1,464
2,470	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21 ^	2,458

		18,244

	Wireless Telecommunication Services — 0.3%
16,171	Cricket Communications, Inc.(Leap Wireless International), Term Loan C, VAR, 4.750%, 03/08/20	16,217
	Syniverse Holdings, Inc., Initial Term Loan,
11,638	VAR, 5.000%, 04/23/19	11,670
29	VAR, 5.000%, 04/23/19	30
6,798	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	6,828

		34,745

	Total Telecommunication Services	52,989

	Utilities — 0.6%
	Electric Utilities — 0.6%
	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan,
31,896	VAR, 4.685%, 10/10/17	21,550
15,599	VAR, 4.766%, 10/10/17	10,539
	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
30,882	VAR, 3.685%, 10/10/14	20,988
15,118	VAR, 3.766%, 10/10/14	10,275

	Total Utilities	63,352

	Total Loan Assignments (Cost $1,130,871)	1,106,990

NUMBER OF WARRANTS
Warrant — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
164	Neebo, Inc., expiring 6/20/19 (Strike Price $1.00) (a) (i)	—

	Total Consumer Discretionary	—

	Industrials — 0.0% (g)
	Marine — 0.0% (g)
23	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $2)	—

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	163

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.4%
	Investment Company — 3.4%
347,615	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $347,615)	347,615

	Total Investments — 98.7% (Cost $9,993,846)	10,227,743
	Other Assets in Excess of Liabilities — 1.3%	139,703

	NET ASSETS — 100.0%	$10,367,446

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 4.0%
	Ally Auto Receivables Trust,
80	Series 2010-3, Class A4, 1.550%, 08/17/15	81
718	Series 2010-4, Class A4, 1.350%, 12/15/15	721
358	Series 2011-3, Class A3, 0.970%, 08/17/15	358
1,053	Series 2011-4, Class A4, 1.140%, 06/15/16	1,058
889	Series 2012-1, Class A4, 1.210%, 07/15/16	896
829	Series 2012-2, Class A3, 0.740%, 04/15/16	830
693	Series 2012-3, Class A3, 0.850%, 08/15/16	694
795	Series 2012-4, Class A3, 0.590%, 01/17/17	794
1,061	Series 2012-5, Class A3, 0.620%, 03/15/17	1,059
1,186	Series 2013-1, Class A3, 0.630%, 05/15/17	1,181
1,030	Series 2013-SN1, Class A3, 0.720%, 05/20/16	1,029
	AmeriCredit Automobile Receivables Trust,
363	Series 2011-3, Class A3, 1.170%, 01/08/16	364
1,992	Series 2011-5, Class A3, 1.550%, 07/08/16	2,002
471	Series 2012-1, Class A3, 1.230%, 09/08/16	473
159	Series 2012-4, Class A3, 0.670%, 06/08/17	159
490	Series 2013-1, Class A3, 0.610%, 10/10/17	488
589	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 06/15/16	590
880	BMW Vehicle Lease Trust, Series 2013-1, Class A3, 0.540%, 09/21/15	878
	CarMax Auto Owner Trust,
412	Series 2012-3, Class A3, 0.520%, 07/17/17	410
906	Series 2013-1, Class A3, 0.600%, 10/16/17	902
	CNH Equipment Trust,
333	Series 2011-A, Class A3, 1.200%, 05/16/16	334
661	Series 2011-B, Class A3, 0.910%, 08/15/16	662
457	Series 2012-A, Class A3, 0.940%, 05/15/17	458
758	Series 2012-C, Class A3, 0.570%, 12/15/17	754
1,341	Series 2012-D, Class A3, 0.650%, 04/16/18	1,337
1,297	Series 2013-A, Class A3, 0.690%, 06/15/18	1,291
652	Series 2013-C, Class A3, 1.020%, 08/15/18	651
565	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	571
200	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	205
407	Discover Card Execution Note Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	408
	Fifth Third Auto Trust,
1,117	Series 2013-1, Class A3, 0.880%, 10/16/17	1,117
1,353	Series 2013-A, Class A3, 0.610%, 09/15/17	1,345
	Ford Credit Auto Owner Trust,
272	Series 2011-B, Class A3, 0.840%, 06/15/15	272

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

903	Series 2012-A, Class A3, 0.840%, 08/15/16	904
700	Series 2012-B, Class A3, 0.720%, 12/15/16	702
615	Series 2012-D, Class A3, 0.510%, 04/15/17	615
716	Series 2013-B, Class A3, 0.570%, 10/15/17	713
774	Series 2013-C, Class A3, 0.820%, 12/15/17	773
795	GE Equipment Transportation LLC, Series 2012-2, Class A3, 0.620%, 07/25/16	792
	Honda Auto Receivables Owner Trust,
310	Series 2011-1, Class A4, 1.800%, 04/17/17	312
337	Series 2012-1, Class A4, 0.970%, 04/16/18	338
413	Series 2012-2, Class A3, 0.700%, 02/16/16	414
1,211	Series 2013-1, Class A3, 0.480%, 11/21/16	1,208
796	Series 2013-2, Class A3, 0.530%, 02/16/17	793
	Huntington Auto Trust,
2,000	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	2,019
385	Series 2012-1, Class A3, 0.810%, 09/15/16	386
1,041	Series 2012-2, Class A3, 0.510%, 04/17/17	1,037
	Hyundai Auto Receivables Trust,
185	Series 2010-B, Class A4, 1.630%, 03/15/17	187
810	Series 2011-B, Class A4, 1.650%, 02/15/17	819
2,327	Series 2013-A, Class A3, 0.560%, 07/17/17	2,321
1,039	Series 2013-B, Class A3, 0.710%, 09/15/17	1,037
	John Deere Owner Trust,
159	Series 2011-A, Class A3, 1.290%, 01/15/16	159
911	Series 2012-A, Class A3, 0.750%, 03/15/16	912
741	Series 2012-B, Class A3, 0.530%, 07/15/16	741
1,500	Series 2013-A, Class A3, 0.600%, 03/15/17	1,496
716	Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3, 0.590%, 02/15/16	716
	Mercedes-Benz Auto Receivables Trust,
247	Series 2011-1, Class A3, 0.850%, 03/16/15	247
1,038	Series 2012-1, Class A3, 0.470%, 10/17/16	1,038
929	Series 2013-1, Class A3, 0.780%, 08/15/17	928
529	Nissan Auto Lease Trust, Series 2012-B, Class A2A, 0.450%, 06/15/15	529
	Nissan Auto Receivables Owner Trust,
916	Series 2012-A, Class A4, 1.000%, 07/16/18	919
1,275	Series 2013-A, Class A3, 0.500%, 05/15/17	1,272
2,718	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.122%, 10/25/34	2,673
886	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.484%, 03/25/36	827
	Santander Drive Auto Receivables Trust,
1,250	Series 2011-1, Class B, 2.350%, 11/16/15	1,258

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	165

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
215	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	216
822	Series 2012-1, Class A3, 1.490%, 10/15/15	825
87	Series 2012-2, Class A2, 0.910%, 05/15/15	87
132	Series 2012-3, Class A3, 1.080%, 04/15/16	132
612	Series 2012-5, Class A3, 0.830%, 12/15/16	612
1,750	Series 2013-1, Class A3, 0.620%, 06/15/17	1,741
526	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	535
103	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	103
63	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.589%, 06/25/35	63
439	Toyota Auto Receivables Owner Trust, Series 2013-A, Class A3, 0.550%, 01/17/17	437
1,373	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.584%, 10/15/15 (e)	1,396
512	USAA Auto Owner Trust, Series 2012-1, Class A3, 0.430%, 08/15/16	511
	Volkswagen Auto Loan Enhanced Trust,
1,276	Series 2012-1, Class A3, 0.850%, 08/22/16	1,279
838	Series 2012-2, Class A3, 0.460%, 01/20/17	835
697	World Omni Auto Receivables Trust, Series 2012-B, Class A2, 0.430%, 11/16/15	696

	Total Asset-Backed Securities (Cost $62,742)	62,925

Collateralized Mortgage Obligations — 21.7%
	Agency CMO — 20.7%
198	Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	211
	Federal Home Loan Mortgage Corp. REMIC,
60	Series 1578, Class K, 6.900%, 09/15/23	67
295	Series 2110, Class PG, 6.000%, 01/15/29	326
51	Series 2355, Class BP, 6.000%, 09/15/16	54
79	Series 2391, Class QR, 5.500%, 12/15/16	83
63	Series 2427, Class LW, 6.000%, 03/15/17	67
75	Series 2436, Class MC, 7.000%, 04/15/32	85
94	Series 2441, Class GF, 6.500%, 04/15/32	106
286	Series 2505, Class D, 5.500%, 09/15/32	315
179	Series 2525, Class AM, 4.500%, 04/15/32	193
354	Series 2544, Class KE, 5.500%, 12/15/32	392
643	Series 2557, Class HL, 5.300%, 01/15/33	699
49	Series 2558, Class BD, 5.000%, 01/15/18	53
265	Series 2564, Class NK, 5.000%, 02/15/18	283
247	Series 2575, Class PE, 5.500%, 02/15/33	267

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
800	Series 2586, Class WG, 4.000%, 03/15/33	849
34	Series 2594, Class JB, 4.500%, 04/15/18	36
178	Series 2594, Class VU, 5.500%, 03/15/21	180
59	Series 2595, Class HJ, 5.000%, 03/15/23	64
837	Series 2596, Class QD, 4.000%, 03/15/33	878
43	Series 2602, Class BD, 4.000%, 12/15/22	44
815	Series 2611, Class KH, 5.000%, 05/15/18	873
995	Series 2621, Class QH, 5.000%, 05/15/33	1,070
1,255	Series 2624, Class QH, 5.000%, 06/15/33	1,346
1,805	Series 2626, Class JC, 5.000%, 06/15/23	1,960
2,180	Series 2632, Class AB, 4.500%, 06/15/18	2,357
42	Series 2648, Class BK, 5.000%, 07/15/33	44
95	Series 2649, Class PJ, 3.500%, 06/15/33	100
98	Series 2649, Class QH, 4.500%, 07/15/18	104
227	Series 2649, Class WB, 3.500%, 07/15/23	230
2,100	Series 2685, Class DT, 5.000%, 10/15/23	2,313
350	Series 2687, Class JH, 5.000%, 10/15/23	384
135	Series 2692, Class QD, 5.000%, 12/15/22	139
634	Series 2696, Class DG, 5.500%, 10/15/33	705
39	Series 2698, Class PG, 5.000%, 06/15/32	41
415	Series 2699, Class TC, 4.000%, 11/15/18	441
3,450	Series 2701, Class AC, 5.000%, 11/15/23	3,793
19	Series 2707, Class KJ, 5.000%, 11/15/18	20
65	Series 2709, Class PE, 5.000%, 12/15/22	68
170	Series 2725, Class TA, 4.500%, 12/15/33	180
1,380	Series 2733, Class ME, 5.000%, 01/15/34	1,484
167	Series 2744, Class TU, 5.500%, 05/15/32	177
44	Series 2750, Class JB, 4.500%, 02/15/19	47
920	Series 2752, Class JB, 4.500%, 02/15/19	981
271	Series 2760, Class KT, 4.500%, 09/15/32	275
108	Series 2764, Class TE, 5.000%, 10/15/32	110
1,099	Series 2764, Class UE, 5.000%, 10/15/32	1,151
686	Series 2768, Class PK, 5.000%, 03/15/34	705
368	Series 2770, Class EV, 4.500%, 09/15/28	380
150	Series 2773, Class OC, 5.000%, 04/15/19	167
1,967	Series 2804, Class AM, 5.000%, 03/15/34	2,083
157	Series 2827, Class TE, 5.000%, 04/15/33	163
364	Series 2828, Class JE, 4.500%, 07/15/19	389
80	Series 2843, Class BC, 5.000%, 08/15/19	87
6,700	Series 2852, Class NY, 5.000%, 09/15/33	6,985
635	Series 2864, Class NB, 5.500%, 07/15/33	697
584	Series 2875, Class HB, 4.000%, 10/15/19	626
106	Series 2888, Class CG, 5.000%, 08/15/33	110
102	Series 2890, Class PD, 5.000%, 03/15/33	103
54	Series 2891, Class LD, 5.000%, 08/15/33	56

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
661	Series 2896, Class VB, 5.000%, 12/15/25	678
50	Series 2898, Class PE, 5.000%, 05/15/33	51
850	Series 2899, Class HB, 4.000%, 12/15/19	915
62	Series 2899, Class KB, 4.500%, 03/15/19	63
36	Series 2904, Class PD, 5.500%, 03/15/33	36
458	Series 2910, Class BE, 4.500%, 12/15/19	488
383	Series 2920, Class KT, 4.500%, 01/15/20	415
3	Series 2921, Class MD, 5.000%, 06/15/33	3
67	Series 2928, Class NE, 5.000%, 04/15/33	67
500	Series 2929, Class KG, 4.500%, 02/15/20	536
1,000	Series 2934, Class KG, 5.000%, 02/15/35	1,084
17	Series 2948, Class YD, 5.500%, 08/15/33	17
948	Series 2957, Class VW, 5.000%, 08/15/24	993
355	Series 2958, Class ME, 5.500%, 10/15/33	364
5	Series 2966, Class XD, 5.500%, 09/15/33	5
365	Series 2968, Class MD, 5.500%, 12/15/33	388
500	Series 2981, Class BC, 4.500%, 05/15/20	538
4,010	Series 2987, Class KG, 5.000%, 12/15/34	4,142
123	Series 2988, Class TY, 5.500%, 06/15/25	133
2,916	Series 2989, Class TG, 5.000%, 06/15/25	3,184
91	Series 2993, Class PM, 4.500%, 05/15/35	96
87	Series 3017, Class MK, 5.000%, 12/15/34	93
541	Series 3028, Class ME, 5.000%, 02/15/34	564
313	Series 3036, Class TE, 5.500%, 12/15/34	331
1,594	Series 3037, Class ND, 5.000%, 01/15/34	1,648
348	Series 3057, Class PE, 5.500%, 11/15/34	364
476	Series 3059, Class CE, 5.000%, 02/15/34	490
3,003	Series 3062, Class HE, 5.000%, 01/15/34	3,109
410	Series 3067, Class PK, 5.500%, 05/15/34	420
87	Series 3077, Class TO, PO, 04/15/35	82
243	Series 3078, Class PD, 5.500%, 07/15/34	253
151	Series 3080, Class VB, 5.000%, 06/15/25	155
222	Series 3082, Class PW, 5.500%, 12/15/35	244
4,500	Series 3084, Class BH, 5.500%, 12/15/35	4,952
323	Series 3087, Class KX, 5.500%, 12/15/25	356
39	Series 3098, Class KE, 5.500%, 09/15/34	40
3,601	Series 3098, Class KG, 5.500%, 01/15/36	4,019
3,800	Series 3102, Class CE, 5.500%, 01/15/26	4,187
2,744	Series 3117, Class PL, 5.000%, 08/15/34	2,803
140	Series 3121, Class JD, 5.500%, 03/15/26	154
462	Series 3123, Class HT, 5.000%, 03/15/26	505
352	Series 3128, Class BE, 5.000%, 05/15/33	357
53	Series 3130, Class QD, 5.500%, 07/15/34	53
299	Series 3136, Class CO, PO, 04/15/36	283
241	Series 3145, Class AJ, 5.500%, 04/15/36	260

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,320	Series 3150, Class EQ, 5.000%, 05/15/26	1,439
16	Series 3151, Class PD, 6.000%, 11/15/34	16
313	Series 3165, Class JD, 5.500%, 08/15/34	317
358	Series 3200, Class PO, PO, 08/15/36	329
465	Series 3204, Class NV, 5.000%, 08/15/17	487
1,436	Series 3219, Class PD, 6.000%, 11/15/35	1,532
330	Series 3270, Class AT, 5.500%, 01/15/37	361
395	Series 3271, Class PB, 6.000%, 12/15/35	417
44	Series 3272, Class PA, 6.000%, 02/15/37	49
711	Series 3289, Class ND, 5.500%, 06/15/35	733
7,400	Series 3294, Class DB, 4.500%, 03/15/22	7,905
67	Series 3312, Class LB, 5.500%, 11/15/25	69
259	Series 3337, Class MD, 5.500%, 06/15/27	283
383	Series 3348, Class HT, 6.000%, 07/15/37	423
2,172	Series 3349, Class HE, 5.500%, 07/15/36	2,310
100	Series 3372, Class BD, 4.500%, 10/15/22	108
75	Series 3414, Class A, 4.500%, 07/15/22	76
9	Series 3476, Class VB, 5.500%, 02/15/27	8
350	Series 3493, Class LA, 4.000%, 10/15/23	377
91	Series 3508, Class PK, 4.000%, 02/15/39	93
119	Series 3513, Class A, 4.500%, 02/15/39	129
652	Series 3521, Class B, 4.000%, 04/15/24	650
250	Series 3544, Class BC, 4.000%, 06/15/24	265
5,262	Series 3546, Class NB, 4.000%, 06/15/24	5,508
5,000	Series 3562, Class JC, 4.000%, 08/15/24	5,243
4,145	Series 3563, Class BD, 4.000%, 08/15/24	4,421
155	Series 3563, Class LB, 4.000%, 08/15/29	162
265	Series 3571, Class MY, 4.000%, 09/15/24	276
3,000	Series 3575, Class EB, 4.000%, 09/15/24	3,122
5,000	Series 3577, Class B, 4.000%, 09/15/24	5,349
800	Series 3578, Class KB, 4.000%, 09/15/24	845
407	Series 3593, Class PC, 5.000%, 05/15/38	428
2,122	Series 3605, Class NB, 5.500%, 06/15/37	2,252
80	Series 3652, Class A, 4.500%, 11/15/24	83
530	Series 3653, Class B, 4.500%, 04/15/30	568
5,028	Series 3653, Class HJ, 5.000%, 04/15/40	5,441
135	Series 3659, Class BD, 5.000%, 01/15/37	148
530	Series 3659, Class VG, 5.000%, 09/15/34	599
1,185	Series 3677, Class KB, 4.500%, 05/15/40	1,233
3,100	Series 3677, Class PB, 4.500%, 05/15/40	3,324
173	Series 3688, Class GT, VAR, 7.178%, 11/15/46	209
260	Series 3715, Class PC, 4.500%, 08/15/40	275
213	Series 3730, Class PL, 4.500%, 01/15/33	215
2,312	Series 3740, Class BP, 4.500%, 04/15/38	2,503

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	167

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
639	Series 3747, Class HI, IO, 4.500%, 07/15/37	60
1,468	Series 3747, Class PA, 4.000%, 04/15/38	1,560
321	Series 3755, Class ML, 5.500%, 06/15/29	344
1,275	Series 3794, Class LB, 3.500%, 01/15/26	1,317
1,630	Series 3797, Class PA, 4.500%, 08/15/39	1,713
3,973	Series 3819, Class ZQ, 6.000%, 04/15/36	4,326
3,430	Series 3827, Class BM, 5.500%, 08/15/39	3,743
1,421	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,492
2,800	Series 3874, Class DW, 3.500%, 06/15/21	2,978
1,600	Series 3885, Class AC, 4.000%, 06/15/26	1,674
947	Series 4085, Class FB, VAR, 0.584%, 01/15/39	952
4,471	Series 4219, Class JA, 3.500%, 08/15/39	4,608
	Federal Home Loan Mortgage Corp. STRIPS,
2,388	Series 262, Class 35, 3.500%, 07/15/42	2,400
3,834	Series 279, Class F6, VAR, 0.634%, 09/15/42	3,855
	Federal National Mortgage Association - ACES,
1,732	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,801
3,142	Series 2011-M4, Class A1, 2.548%, 06/25/21	3,212
884	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	869
1,878	Series 2013-M7, Class A2, 2.280%, 12/25/22	1,697
	Federal National Mortgage Association REMIC,
577	Series 1997-57, Class PN, 5.000%, 09/18/27	623
212	Series 1999-51, Class PH, 6.000%, 10/25/29	224
278	Series 2001-63, Class TC, 6.000%, 12/25/31	311
677	Series 2001-81, Class HE, 6.500%, 01/25/32	751
31	Series 2002-24, Class AJ, 6.000%, 04/25/17	33
707	Series 2002-75, Class GB, 5.500%, 11/25/32	778
196	Series 2002-85, Class PE, 5.500%, 12/25/32	217
300	Series 2003-5, Class EQ, 5.500%, 02/25/23	330
155	Series 2003-21, Class OU, 5.500%, 03/25/33	172
25	Series 2003-22, Class UH, 4.000%, 12/25/32	25

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
217	Series 2003-23, Class CH, 5.000%, 04/25/33	233
800	Series 2003-26, Class EB, 3.500%, 04/25/33	784
6	Series 2003-32, Class BW, 5.500%, 03/25/32	6
925	Series 2003-41, Class BK, 5.000%, 05/25/18	993
356	Series 2003-48, Class TC, 5.000%, 06/25/23	390
301	Series 2003-55, Class HY, 5.000%, 06/25/23	321
617	Series 2003-63, Class YB, 5.000%, 07/25/33	666
721	Series 2003-69, Class N, 5.000%, 07/25/33	779
230	Series 2003-80, Class QG, 5.000%, 08/25/33	248
454	Series 2003-84, Class GE, 4.500%, 09/25/18	483
365	Series 2003-84, Class PG, 5.000%, 03/25/32	373
255	Series 2003-85, Class QD, 5.500%, 09/25/33	286
1,154	Series 2003-86, Class VH, 5.500%, 04/25/22	1,196
111	Series 2003-87, Class TJ, 4.500%, 09/25/18	118
194	Series 2003-94, Class CE, 5.000%, 10/25/33	204
3,009	Series 2003-129, Class ME, 5.000%, 08/25/23	3,194
30	Series 2003-131, Class CG, 5.500%, 05/25/33	31
388	Series 2003-134, Class MH, 5.000%, 06/25/33	409
1,000	Series 2004-44, Class KT, 6.000%, 06/25/24	1,124
439	Series 2004-53, Class NC, 5.500%, 07/25/24	482
945	Series 2004-70, Class EB, 5.000%, 10/25/24	1,028
57	Series 2004-81, Class HA, 4.250%, 10/25/24	61
149	Series 2004-91, Class VL, 5.000%, 05/25/23	151
975	Series 2005-5, Class CK, 5.000%, 01/25/35	1,033
3,632	Series 2005-22, Class HE, 5.000%, 10/25/33	3,751

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,313	Series 2005-29, Class WC, 4.750%, 04/25/35	2,504
1,115	Series 2005-33, Class QD, 5.000%, 01/25/34	1,165
3,874	Series 2005-44, Class PE, 5.000%, 07/25/33	3,944
197	Series 2005-46, Class CE, 5.000%, 03/25/24	199
223	Series 2005-48, Class TD, 5.500%, 06/25/35	245
238	Series 2005-51, Class ND, 5.500%, 11/25/33	243
1,000	Series 2005-53, Class MJ, 5.500%, 06/25/35	1,114
259	Series 2005-58, Class EP, 5.500%, 07/25/35	288
161	Series 2005-62, Class CP, 4.750%, 07/25/35	170
125	Series 2005-68, Class BE, 5.250%, 08/25/35	132
671	Series 2005-68, Class PG, 5.500%, 08/25/35	743
105	Series 2005-84, Class TK, 5.250%, 09/25/35	105
327	Series 2005-86, Class AX, 5.500%, 10/25/35	348
441	Series 2005-86, Class WD, 5.000%, 03/25/34	453
151	Series 2005-99, Class AE, 5.500%, 12/25/35	158
199	Series 2005-101, Class ND, 5.000%, 06/25/34	204
1,375	Series 2005-102, Class PG, 5.000%, 11/25/35	1,489
324	Series 2005-110, Class GL, 5.500%, 12/25/35	365
89	Series 2005-110, Class MB, 5.500%, 09/25/35	97
65	Series 2005-116, Class PB, 6.000%, 04/25/34	68
173	Series 2005-121, Class V, 4.500%, 06/25/29	178
780	Series 2006-7, Class TD, 6.000%, 04/25/35	823
1,024	Series 2006-22, Class CE, 4.500%, 08/25/23	1,106
103	Series 2006-30, Class GA, 5.500%, 07/25/20	108
264	Series 2006-41, Class MC, 5.500%, 07/25/35	277

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,539	Series 2006-44, Class OG, 5.500%, 12/25/34	2,609
1,221	Series 2006-45, Class NW, 5.500%, 01/25/35	1,259
300	Series 2006-49, Class PA, 6.000%, 06/25/36	332
1,888	Series 2006-53, Class CM, 5.000%, 01/25/35	1,948
599	Series 2006-56, Class PF, VAR, 0.534%, 07/25/36	603
673	Series 2006-57, Class PD, 5.500%, 01/25/35	694
1,199	Series 2006-65, Class TE, 5.500%, 05/25/35	1,252
160	Series 2007-33, Class HE, 5.500%, 04/25/37	177
2,393	Series 2007-63, Class PC, 5.500%, 07/25/36	2,437
73	Series 2007-65, Class KI, IF, IO, 6.436%, 07/25/37	8
31	Series 2007-68, Class KA, 6.000%, 12/25/33	32
198	Series 2007-68, Class PB, 5.500%, 06/25/36	201
1,020	Series 2007-71, Class GB, 6.000%, 07/25/37	1,092
521	Series 2007-71, Class KP, 5.500%, 07/25/37	576
3,615	Series 2007-76, Class PK, 6.000%, 06/25/36	3,800
100	Series 2007-77, Class TC, 5.500%, 09/25/34	100
452	Series 2007-77, Class TD, 5.500%, 01/25/36	473
165	Series 2007-80, Class PB, 5.500%, 05/25/34	165
288	Series 2007-113, Class DB, 4.500%, 12/25/22	313
585	Series 2008-65, Class CD, 4.500%, 08/25/23	627
701	Series 2008-68, Class VB, 6.000%, 03/25/27	710
69	Series 2008-68, Class VJ, 5.500%, 07/25/19	70
825	Series 2008-68, Class VK, 5.500%, 03/25/27	855
1,132	Series 2008-68, Class VN, 5.500%, 03/25/27	1,144

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	169

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,389	Series 2008-70, Class BY, 4.000%, 08/25/23	4,653
108	Series 2008-72, Class BX, 5.500%, 08/25/38	118
47	Series 2008-74, Class B, 5.500%, 09/25/38	52
104	Series 2009-37, Class KI, IF, IO, 5.816%, 06/25/39	15
390	Series 2009-39, Class LB, 4.500%, 06/25/29	417
2,413	Series 2009-62, Class HJ, 6.000%, 05/25/39	2,654
367	Series 2009-71, Class MB, 4.500%, 09/25/24	394
3,800	Series 2009-71, Class XB, 5.000%, 03/25/38	4,089
277	Series 2009-78, Class J, 5.000%, 09/25/19	299
96	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	15
186	Series 2009-86, Class OT, PO, 10/25/37	169
92	Series 2009-86, Class PC, 5.000%, 03/25/37	95
4,631	Series 2009-92, Class AD, 6.000%, 11/25/39	5,222
168	Series 2009-96, Class CB, 4.000%, 11/25/49	176
675	Series 2009-96, Class DB, 4.000%, 11/25/29	716
715	Series 2009-112, Class ST, IF, IO, 6.066%, 01/25/40	83
120	Series 2010-9, Class MD, 5.000%, 02/25/38	131
827	Series 2010-10, Class MA, 4.500%, 04/25/34	845
3,880	Series 2010-22, Class PE, 5.000%, 03/25/40	4,239
365	Series 2010-35, Class SB, IF, IO, 6.236%, 04/25/40	51
5,000	Series 2010-37, Class CY, 5.000%, 04/25/40	5,382
700	Series 2010-41, Class DC, 4.500%, 05/25/25	750
220	Series 2010-48, Class UB, 5.000%, 06/25/36	222
2,500	Series 2010-49, Class KB, 4.000%, 05/25/25	2,635
251	Series 2010-54, Class EA, 4.500%, 06/25/40	266
462	Series 2010-56, Class BD, 5.000%, 12/25/38	486

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
52	Series 2010-64, Class DM, 5.000%, 06/25/40	58
105	Series 2010-64, Class EH, 5.000%, 10/25/35	109
830	Series 2010-71, Class HJ, 5.500%, 07/25/40	934
4,000	Series 2010-103, Class GB, 4.000%, 09/25/20	4,305
473	Series 2010-111, Class AE, 5.500%, 04/25/38	513
3,789	Series 2010-135, Class HE, 3.000%, 01/25/21	3,953
967	Series 2011-22, Class MA, 6.500%, 04/25/38	1,090
2,726	Series 2011-39, Class ZA, 6.000%, 11/25/32	3,031
3,101	Series 2011-61, Class V, 4.500%, 08/25/22	3,284
3,000	Series 2011-75, Class BL, 3.500%, 08/25/21	3,159
1,920	Series 2012-137, Class CF, VAR, 0.484%, 08/25/41	1,923
2,984	Series 2013-83, Class CA, 3.500%, 10/25/37	3,073
	Federal National Mortgage Association STRIPS,
109	Series 293, Class 1, PO, 12/01/24	102
191	Series 314, Class 1, PO, 07/01/31	182
	Government National Mortgage Association,
117	Series 2002-44, Class JC, 6.000%, 07/20/32	131
620	Series 2002-79, Class KL, 5.500%, 11/20/32	694
11	Series 2002-88, Class PH, 5.500%, 12/16/31	11
242	Series 2003-10, Class KJ, 5.500%, 02/20/33	267
612	Series 2003-29, Class PD, 5.500%, 04/16/33	686
722	Series 2003-33, Class NE, 5.500%, 04/16/33	805
245	Series 2003-40, Class TD, 5.000%, 03/20/33	256
380	Series 2003-65, Class AP, 5.500%, 08/20/33	423
1,535	Series 2003-77, Class TK, 5.000%, 09/16/33	1,709
1,199	Series 2004-16, Class GC, 5.500%, 02/20/34	1,345

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
94	Series 2004-54, Class BG, 5.500%, 07/20/34	104
72	Series 2004-75, Class NG, 5.500%, 09/20/33	75
772	Series 2004-93, Class PD, 5.000%, 11/16/34	853
863	Series 2004-101, Class BE, 5.000%, 11/20/34	959
450	Series 2005-11, Class PL, 5.000%, 02/20/35	499
2,369	Series 2005-26, Class XY, 5.500%, 03/20/35	2,596
982	Series 2005-33, Class AY, 5.500%, 04/16/35	1,103
297	Series 2005-49, Class B, 5.500%, 06/20/35	329
552	Series 2005-51, Class DC, 5.000%, 07/20/35	623
106	Series 2005-56, Class BD, 5.000%, 07/20/35	119
424	Series 2006-38, Class SG, IF, IO, 6.466%, 09/20/33	27
104	Series 2007-26, Class SW, IF, IO, 6.016%, 05/20/37	13
607	Series 2007-37, Class LB, 5.500%, 06/16/37	668
320	Series 2007-79, Class BL, 5.750%, 08/20/37	360
450	Series 2008-7, Class PQ, 5.000%, 02/20/38	466
917	Series 2008-9, Class PW, 5.250%, 02/20/38	1,008
174	Series 2008-23, Class YA, 5.250%, 03/20/38	191
30	Series 2008-30, Class AB, 4.200%, 02/20/37	31
58	Series 2008-31, Class PK, 4.000%, 06/20/36	59
2,098	Series 2008-33, Class PB, 5.500%, 04/20/38	2,339
256	Series 2008-34, Class PG, 5.250%, 04/20/38	285
400	Series 2008-35, Class NF, 5.000%, 04/20/38	447
517	Series 2008-38, Class BE, 5.000%, 07/16/36	551
1,007	Series 2008-38, Class BG, 5.000%, 05/16/38	1,084
249	Series 2008-43, Class NB, 5.500%, 05/20/38	282

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
750	Series 2008-56, Class PX, 5.500%, 06/20/38	822
1,372	Series 2008-58, Class PD, 5.500%, 08/16/37	1,537
1,100	Series 2008-58, Class PE, 5.500%, 07/16/38	1,222
14	Series 2008-62, Class SA, IF, IO, 5.966%, 07/20/38	2
485	Series 2008-76, Class US, IF, IO, 5.716%, 09/20/38	68
462	Series 2008-95, Class DS, IF, IO, 7.116%, 12/20/38	74
696	Series 2009-14, Class AG, 4.500%, 03/20/39	743
185	Series 2009-15, Class NA, 5.000%, 12/20/38	199
125	Series 2009-61, Class AP, 4.000%, 08/20/39	132
1,073	Series 2009-72, Class SM, IF, IO, 6.066%, 08/16/39	140
673	Series 2009-106, Class ST, IF, IO, 5.816%, 02/20/38	92
175	Series 2010-7, Class EA, 5.000%, 06/16/38	194
255	Series 2010-14, Class QP, 6.000%, 12/20/39	279
538	Series 2010-130, Class BD, 4.000%, 12/20/39	554
649	Series 2010-157, Class OP, PO, 12/20/40	529
3,720	Series 2011-97, Class WA, VAR, 6.083%, 11/20/38	4,182

		329,163

	Non-Agency CMO — 1.0%
260	Banc of America Mortgage Trust, Series 2003-3, Class 1A7, 5.500%, 05/25/33	268
1,165	Bear Stearns ALT-A Trust, Series 2004-6, Class 1A, VAR, 0.824%, 07/25/34	1,105
92	CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	95
1,273	Citigroup Mortgage Loan Trust, Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	1,283
	Citigroup Mortgage Loan Trust, Inc.,
89	Series 2003-1, Class 3A4, 5.250%, 09/25/33	94
160	Series 2004-HYB4, Class WA, VAR, 3.004%, 12/25/34	160

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	171

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
88	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	89
	CSMC,
153	Series 2010-1R, Class 5A1, VAR, 4.972%, 01/29/36 (e)	159
462	Series 2011-7R, Class A1, VAR, 1.434%, 08/28/47 (e)	460
601	GMACM Mortgage Loan Trust, Series 2004-J5, Class A7, 6.500%, 01/25/35	638
644	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.500%, 05/25/34	681
	JP Morgan Mortgage Trust,
1,786	Series 2006-A2, Class 5A3, VAR, 2.849%, 11/25/33	1,779
290	Series 2007-A1, Class 5A5, VAR, 2.950%, 07/25/35	292
454	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.672%, 04/21/34	459
52	MASTR Alternative Loan Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	53
452	MASTR Asset Securitization Trust, Series 2003-11, Class 8A1, 5.500%, 12/25/33	472
	Merrill Lynch Mortgage Investors Trust,
607	Series 2003-F, Class A1, VAR, 0.824%, 10/25/28	594
691	Series 2004-B, Class A1, VAR, 0.684%, 05/25/29	656
146	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.697%, 04/25/34	152
240	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	248
31	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	32
60	RALI Trust, Series 2004-QS3, Class CB, 5.000%, 03/25/19	62
1,193	Sequoia Mortgage Trust, Series 2004-11, Class A1, VAR, 0.484%, 12/20/34	1,131
	Springleaf Mortgage Loan Trust,
152	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	155
367	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	372
530	Structured Asset Mortgage Investments II Trust, Series 2003-AR4, Class A1, VAR, 0.884%, 01/19/34	506

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,106	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 2.232%, 12/25/44	1,084
	WaMu Mortgage Pass-Through Certificates,
540	Series 2003-AR11, Class A6, VAR, 2.460%, 10/25/33	537
23	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	24
1,035	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	1,037
1,914	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, VAR, 2.614%, 09/25/34	1,916

		16,593

	Total Collateralized Mortgage Obligations (Cost $349,464)	345,756

Commercial Mortgage-Backed Securities — 2.1%
	Banc of America Commercial Mortgage Trust,
1,995	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	2,186
1,140	Series 2006-5, Class A4, 5.414%, 09/10/47	1,243
200	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	208
1,400	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	1,300
878	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	898
400	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	420
50	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	54
2,750	COMM Mortgage Trust, Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	2,791
2,200	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 6.056%, 07/10/38	2,416
1,029	DBRR Trust, Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	1,028
1,529	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	1,537
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,043

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
937	GS Mortgage Securities Corp. II Commercial Mortgage Pass-Through Certificates, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	957
1,344	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	1,341
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,400	Series 2005-CB11, Class AJ, VAR, 5.567%, 08/12/37	1,476
1,000	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	1,088
	LB-UBS Commercial Mortgage Trust,
883	Series 2004-C2, Class A4, 4.367%, 03/15/36	893
1,245	Series 2007-C2, Class A3, 5.430%, 02/15/40	1,364
33,187	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.249%, 12/12/49 (e)	396
	Morgan Stanley Capital I Trust,
855	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	876
54,079	Series 2007-HQ11, Class X, IO, VAR, 0.395%, 02/12/44 (e)	271
577	Series 2011-C3, Class A3, 4.054%, 07/16/49	605
	Morgan Stanley Re-REMIC Trust,
1	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	1
1,052	Series 2012-XA, Class A, 2.000%, 07/28/49 (e)	1,061
277	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	284
866	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	832
	UBS-Barclays Commercial Mortgage Trust,
1,040	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,018
1,486	Series 2013-C6, Class A4, 3.244%, 04/12/46	1,408
1,850	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, VAR, 5.465%, 12/15/44	1,979
723	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	724
	WFRBS Commercial Mortgage Trust,
653	Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	661

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,800	Series 2012-C6, Class A4, 3.440%, 04/15/45	1,770

	Total Commercial Mortgage-Backed Securities (Cost $34,995)	34,129

Corporate Bonds — 23.0%
	Consumer Discretionary — 1.5%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
1,135	4.250%, 03/01/21	1,167
40	5.000%, 03/30/20	43

		1,210

	Automobiles — 0.2%
	Daimler Finance North America LLC,
2,100	2.250%, 07/31/19 (e)	2,034
584	2.625%, 09/15/16 (e)	600
450	6.500%, 11/15/13	455

		3,089

	Household Durables — 0.0% (g)
83	Newell Rubbermaid, Inc., 4.700%, 08/15/20	88

	Media — 1.1%
	CBS Corp.,
30	7.875%, 07/30/30	36
1,100	8.875%, 05/15/19	1,398
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	560
	Comcast Corp.,
400	5.700%, 07/01/19	465
335	5.900%, 03/15/16	375
335	6.500%, 01/15/17	387
176	COX Communications, Inc., 5.450%, 12/15/14	185
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
941	1.750%, 01/15/18	896
287	5.000%, 03/01/21	294
422	Discovery Communications LLC, 4.375%, 06/15/21	439
2,000	NBCUniversal Media LLC, 2.875%, 01/15/23	1,881
	News America, Inc.,
30	7.250%, 05/18/18	36
600	7.430%, 10/01/26	713
400	7.600%, 10/11/15	450
200	7.700%, 10/30/25	243
1,700	Thomson Reuters Corp., (Canada), 3.950%, 09/30/21	1,718

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	173

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
	Time Warner Cable, Inc.,
500	4.125%, 02/15/21	475
50	8.250%, 04/01/19	59
3,425	8.750%, 02/14/19	4,061
500	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	558
	Viacom, Inc.,
75	1.250%, 02/27/15	75
500	3.125%, 06/15/22	461
189	3.250%, 03/15/23	173
361	3.875%, 12/15/21	355
750	4.250%, 09/01/23	742
200	4.500%, 03/01/21	207
806	Walt Disney Co. (The), 1.100%, 12/01/17	786

		18,028

	Multiline Retail — 0.1%
1,240	Macy’s Retail Holdings, Inc., 7.450%, 07/15/17	1,466
175	Nordstrom, Inc., 4.000%, 10/15/21	183

		1,649

	Total Consumer Discretionary	24,064

	Consumer Staples — 1.4%
	Beverages — 0.4%
773	Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	780
287	Brown-Forman Corp., 2.250%, 01/15/23	258
	Coca-Cola Co. (The),
893	1.150%, 04/01/18	867
1,000	1.800%, 09/01/16	1,021
400	4.875%, 03/15/19	450
1,000	Diageo Investment Corp., 2.875%, 05/11/22	949
	PepsiCo, Inc.,
400	0.800%, 08/25/14	401
1,257	1.250%, 08/13/17	1,229

		5,955

	Food & Staples Retailing — 0.4%
1,100	CVS Caremark Corp., 4.125%, 05/15/21	1,157
	Kroger Co. (The),
92	5.400%, 07/15/40	93
700	6.150%, 01/15/20	803
1,000	6.400%, 08/15/17	1,149
469	Walgreen Co., 3.100%, 09/15/22	440
	Wal-Mart Stores, Inc.,
1,650	2.550%, 04/11/23	1,519

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — Continued
930	3.625%, 07/08/20	974

		6,135

	Food Products — 0.4%
1,192	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	1,451
	Cargill, Inc.,
900	3.300%, 03/01/22 (e)	871
400	6.000%, 11/27/17 (e)	459
1,000	7.350%, 03/06/19 (e)	1,220
	General Mills, Inc.,
575	3.150%, 12/15/21	562
100	5.650%, 02/15/19	115
	Kellogg Co.,
435	3.125%, 05/17/22	419
513	3.250%, 05/21/18	537
	Kraft Foods Group, Inc.,
429	3.500%, 06/06/22	419
425	6.875%, 01/26/39	519
50	Mondelez International, Inc., 6.500%, 08/11/17	58

		6,630

	Household Products — 0.2%
	Kimberly-Clark Corp.,
200	2.400%, 03/01/22	188
1,800	2.400%, 06/01/23	1,650
1,800	Procter & Gamble Co. (The), 1.450%, 08/15/16	1,826

		3,664

	Total Consumer Staples	22,384

	Energy — 1.9%
	Energy Equipment & Services — 0.4%
	Halliburton Co.,
550	6.150%, 09/15/19	656
750	8.750%, 02/15/21	977
	Nabors Industries, Inc.,
400	4.625%, 09/15/21	397
500	9.250%, 01/15/19	615
1,500	National Oilwell Varco, Inc., 2.600%, 12/01/22	1,386
	Transocean, Inc., (Cayman Islands),
500	3.800%, 10/15/22	467
650	6.500%, 11/15/20	719
460	7.375%, 04/15/18	532

		5,749

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — 1.5%
800	Anadarko Petroleum Corp., 8.700%, 03/15/19	1,025
	Apache Corp.,
769	2.625%, 01/15/23	703
550	6.000%, 09/15/13	551
400	6.900%, 09/15/18	489
	BP Capital Markets plc, (United Kingdom),
317	2.750%, 05/10/23	287
712	3.245%, 05/06/22	679
800	3.875%, 03/10/15	838
900	Burlington Resources, Inc., 8.200%, 03/15/25	1,207
	Canadian Natural Resources Ltd., (Canada),
800	5.700%, 05/15/17	900
500	5.900%, 02/01/18	571
1,200	Cenovus Energy, Inc., (Canada), 3.800%, 09/15/23	1,187
	Chevron Corp.,
1,000	2.355%, 12/05/22	910
285	3.191%, 06/24/23	277
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	479
1,250	Devon Energy Corp., 6.300%, 01/15/19	1,441
550	Encana Corp., (Canada), 5.900%, 12/01/17	625
240	EOG Resources, Inc., 2.625%, 03/15/23	220
750	Magellan Midstream Partners LP, 4.250%, 02/01/21	783
19	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	18
	Occidental Petroleum Corp.,
139	1.750%, 02/15/17	139
441	2.700%, 02/15/23	400
	Petrobras International Finance Co., (Cayman Islands),
1,000	3.500%, 02/06/17	1,000
500	7.875%, 03/15/19	563
173	Phillips 66, 4.300%, 04/01/22	175
233	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	231
	Spectra Energy Capital LLC,
503	3.300%, 03/15/23	447
50	6.200%, 04/15/18	57
385	8.000%, 10/01/19	464
	Statoil ASA, (Norway),
1,179	2.650%, 01/15/24	1,078
1,200	3.125%, 08/17/17	1,264

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
200	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	232
1,153	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	1,051
821	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	756
	Total Capital International S.A., (France),
138	1.550%, 06/28/17	137
200	2.875%, 02/17/22	191
	Total Capital S.A., (France),
240	2.300%, 03/15/16	247
598	4.125%, 01/28/21	630
	TransCanada PipeLines Ltd., (Canada),
1,000	2.500%, 08/01/22	912
500	3.800%, 10/01/20	519
300	7.125%, 01/15/19	361

		24,044

	Total Energy	29,793

	Financials — 8.9%
	Capital Markets — 1.9%
	Bank of New York Mellon Corp. (The),
80	2.950%, 06/18/15	83
1,340	4.150%, 02/01/21	1,410
155	4.600%, 01/15/20	168
200	BlackRock, Inc., 6.250%, 09/15/17	233
470	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	488
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	547
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	38
80	Credit Suisse USA, Inc., 5.125%, 08/15/15	86
500	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	523
300	Deutsche Bank Financial LLC, 5.375%, 03/02/15	316
	Goldman Sachs Group, Inc. (The),
500	3.300%, 05/03/15	518
90	3.625%, 02/07/16	94
500	3.625%, 01/22/23	472
112	3.700%, 08/01/15	117
196	5.250%, 07/27/21	210
900	5.375%, 03/15/20	979
1,195	Series D, 6.000%, 06/15/20	1,341
5,150	7.500%, 02/15/19	6,144

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	175

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
	Jefferies Group LLC,
150	6.875%, 04/15/21	167
1,600	8.500%, 07/15/19	1,938
	Macquarie Group Ltd., (Australia),
200	7.300%, 08/01/14 (e)	211
800	7.625%, 08/13/19 (e)	935
	Merrill Lynch & Co., Inc.,
600	6.400%, 08/28/17	684
2,000	6.875%, 04/25/18	2,326
	Morgan Stanley,
323	3.450%, 11/02/15	335
1,000	5.450%, 01/09/17	1,088
331	5.500%, 07/24/20	362
2,500	5.625%, 09/23/19	2,752
510	5.750%, 01/25/21	563
1,400	6.000%, 04/28/15	1,502
1,700	7.300%, 05/13/19	2,013
	Nomura Holdings, Inc., (Japan),
275	4.125%, 01/19/16	288
300	5.000%, 03/04/15	315
419	State Street Corp., 3.100%, 05/15/23	388
928	UBS AG, (Switzerland), 5.750%, 04/25/18	1,066

		30,700

	Commercial Banks — 2.5%
	Bank of Montreal, (Canada),
494	1.300%, 10/31/14 (e)	499
1,162	1.400%, 09/11/17	1,135
	Bank of Nova Scotia, (Canada),
1,500	1.375%, 12/18/17	1,457
500	2.550%, 01/12/17	513
400	4.375%, 01/13/21	429
475	Barclays Bank plc, (United Kingdom), 5.200%, 07/10/14	493
	BB&T Corp.,
166	2.050%, 06/19/18	164
705	3.200%, 03/15/16	737
45	3.375%, 09/25/13	45
60	3.950%, 04/29/16	64
500	5.200%, 12/23/15	544
319	5.700%, 04/30/14	330
521	Canadian Imperial Bank of Commerce, (Canada), 0.900%, 10/01/15	521
3,360	Capital One Bank USA N.A., 3.375%, 02/15/23	3,126

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
114	2.125%, 10/13/15	117
553	3.875%, 02/08/22	549
350	4.500%, 01/11/21	367
1,400	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	1,435
1,400	Fifth Third Bancorp, 3.625%, 01/25/16	1,472
	HSBC Bank plc, (United Kingdom),
1,246	1.625%, 07/07/14 (e) (m)	1,255
523	3.100%, 05/24/16 (e)	548
1,000	3.500%, 06/28/15 (e)	1,048
1,100	4.750%, 01/19/21 (e)	1,184
1,000	HSBC Holdings plc, (United Kingdom), 5.100%, 04/05/21	1,093
400	KeyCorp, 5.100%, 03/24/21	439
1,000	Macquarie Bank Ltd., (Australia), 3.450%, 07/27/15 (e)	1,035
1,000	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,169
1,000	National Australia Bank Ltd., (Australia), 3.000%, 07/27/16 (e)	1,046
250	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	251
	National City Corp.,
400	4.900%, 01/15/15	422
100	6.875%, 05/15/19	118
591	Nordea Bank AB, (Sweden), 4.875%, 05/13/21 (e)	606
	PNC Funding Corp.,
100	3.000%, 05/19/14	102
50	5.125%, 02/08/20	55
50	5.250%, 11/15/15	54
50	5.625%, 02/01/17	56
725	6.700%, 06/10/19	865
	Royal Bank of Canada, (Canada),
1,302	1.200%, 09/19/17	1,272
600	2.200%, 07/27/18	599
1,500	SunTrust Bank, 2.750%, 05/01/23	1,352
800	SunTrust Banks, Inc., 3.600%, 04/15/16	844
706	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	737
	Toronto-Dominion Bank (The), (Canada),
400	1.500%, 03/13/17 (e)	401
1,041	2.500%, 07/14/16	1,079

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	U.S. Bancorp,
307	1.650%, 05/15/17	306
60	2.450%, 07/27/15	62
215	2.950%, 07/15/22	201
732	4.125%, 05/24/21	769
1,000	Wachovia Bank N.A., 6.000%, 11/15/17	1,144
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,139
3,895	5.750%, 02/01/18	4,462

		39,710

	Consumer Finance — 0.8%
400	American Express Centurion Bank, 6.000%, 09/13/17	459
	American Express Co.,
200	6.150%, 08/28/17	231
1,820	7.000%, 03/19/18	2,179
1,450	American Honda Finance Corp., 7.625%, 10/01/18 (e)	1,803
675	Caterpillar Financial Services Corp., 7.150%, 02/15/19	828
	Ford Motor Credit Co. LLC,
627	3.000%, 06/12/17	632
757	3.984%, 06/15/16	790
240	4.207%, 04/15/16	251
460	HSBC Finance Corp., 5.000%, 06/30/15	489
	John Deere Capital Corp.,
65	1.700%, 01/15/20	61
250	3.150%, 10/15/21	247
1,166	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	1,131
	PACCAR Financial Corp.,
400	1.550%, 09/29/14	405
591	1.600%, 03/15/17	585
	Toyota Motor Credit Corp.,
429	1.250%, 10/05/17	419
1,700	2.000%, 09/15/16	1,739
800	2.625%, 01/10/23	736

		12,985

	Diversified Financial Services — 2.1%
	Bank of America Corp.,
53	3.300%, 01/11/23	49
360	3.625%, 03/17/16	377
737	4.100%, 07/24/23	725
780	5.000%, 05/13/21	826

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
865	5.625%, 07/01/20	952
585	Series L, 5.650%, 05/01/18	652
427	6.500%, 08/01/16	482
1,130	7.375%, 05/15/14	1,182
2,600	7.625%, 06/01/19	3,129
	Citigroup, Inc.,
600	2.250%, 08/07/15	611
619	4.587%, 12/15/15	662
490	4.750%, 05/19/15	519
829	5.375%, 08/09/20	919
5,400	8.500%, 05/22/19	6,845
	CME Group, Inc.,
1,250	3.000%, 09/15/22	1,172
131	5.750%, 02/15/14	134
	General Electric Capital Corp.,
636	1.600%, 11/20/17	624
200	2.100%, 12/11/19	195
337	2.250%, 11/09/15	345
125	4.375%, 09/16/20	132
6,700	4.625%, 01/07/21	7,092
331	5.300%, 02/11/21	357
1,600	5.500%, 01/08/20	1,797
80	5.625%, 09/15/17	90
850	5.625%, 05/01/18	970
70	5.875%, 01/14/38	76
490	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	448
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	893
	Shell International Finance B.V., (Netherlands),
44	3.100%, 06/28/15	46
1,555	4.300%, 09/22/19	1,695
40	4.375%, 03/25/20	44

		34,040

	Insurance — 1.1%
1,900	ACE INA Holdings, Inc., 2.700%, 03/13/23	1,763
	Aflac, Inc.,
1,250	3.625%, 06/15/23	1,206
500	8.500%, 05/15/19	641
651	Allstate Corp. (The), 3.150%, 06/15/23	627
	Aon Corp.,
621	3.125%, 05/27/16	648
94	3.500%, 09/30/15	99
	Berkshire Hathaway Finance Corp.,
323	1.300%, 05/15/18	313

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	177

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
267	2.450%, 12/15/15	277
2,160	5.400%, 05/15/18	2,474
61	Chubb Corp. (The), 5.750%, 05/15/18	70
	CNA Financial Corp.,
50	5.850%, 12/15/14	53
860	5.875%, 08/15/20	973
420	6.500%, 08/15/16	474
900	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	947
	Lincoln National Corp.,
96	4.200%, 03/15/22	98
768	4.850%, 06/24/21	820
1,216	MassMutual Global Funding II, 2.100%, 08/02/18 (e)	1,213
	Metropolitan Life Global Funding I,
710	1.700%, 06/29/15 (e)	719
1,600	3.000%, 01/10/23 (e)	1,503
400	3.125%, 01/11/16 (e)	416
426	3.875%, 04/11/22 (e)	433
	New York Life Global Funding,
500	3.000%, 05/04/15 (e)	519
800	5.375%, 09/15/13 (e)	801
471	Principal Financial Group, Inc., 3.125%, 05/15/23	445
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	189

		17,721

	Real Estate Investment Trusts (REITs) — 0.4%
909	Boston Properties LP, 3.800%, 02/01/24	871
600	CommonWealth REIT, 6.650%, 01/15/18	643
1,272	ERP Operating LP, 4.625%, 12/15/21	1,331
	HCP, Inc.,
662	2.625%, 02/01/20	620
50	3.750%, 02/01/19	51
457	ProLogis LP, 4.250%, 08/15/23	450
	Simon Property Group LP,
1,200	4.375%, 03/01/21	1,268
200	6.125%, 05/30/18	234
	WEA Finance LLC/WT Finance Aust Pty Ltd.,
526	3.375%, 10/03/22 (e)	490
700	6.750%, 09/02/19 (e)	827

		6,785

	Thrifts & Mortgage Finance — 0.1%
400	Countrywide Financial Corp., 6.250%, 05/15/16	434

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Thrifts & Mortgage Finance — Continued
442	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	420

		854

	Total Financials	142,795

	Health Care — 0.9%
	Biotechnology — 0.1%
1,350	Amgen, Inc., 4.100%, 06/15/21	1,383
700	Celgene Corp., 3.950%, 10/15/20	713

		2,096

	Health Care Equipment & Supplies — 0.0% (g)
562	Baxter International, Inc., 2.400%, 08/15/22	515

	Health Care Providers & Services — 0.3%
381	Aetna, Inc., 1.750%, 05/15/17	377
96	McKesson Corp., 0.950%, 12/04/15	96
1,250	Medco Health Solutions, Inc., 7.125%, 03/15/18	1,500
	UnitedHealth Group, Inc.,
115	2.750%, 02/15/23	106
1,500	2.875%, 03/15/23	1,392
187	3.375%, 11/15/21	185
400	4.700%, 02/15/21	433
	WellPoint, Inc.,
100	2.375%, 02/15/17	101
700	3.300%, 01/15/23	658

		4,848

	Pharmaceuticals — 0.5%
1,304	AbbVie, Inc., 2.900%, 11/06/22	1,215
250	Actavis, Inc., 3.250%, 10/01/22	232
400	Bristol-Myers Squibb Co., 2.000%, 08/01/22	356
1,045	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	979
1,400	Merck & Co., Inc., 6.000%, 09/15/17	1,623
1,800	Mylan, Inc., 2.600%, 06/24/18 (e)	1,764
375	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 3.650%, 11/10/21	370
731	Teva Pharmaceutical Finance IV LLC, 2.250%, 03/18/20	687
174	Zoetis, Inc., 1.875%, 02/01/18 (e)	171

		7,397

	Total Health Care	14,856

	Industrials — 2.2%
	Aerospace & Defense — 0.5%
750	Boeing Co. (The), 7.950%, 08/15/24	1,019

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Aerospace & Defense — Continued
2,000	General Dynamics Corp., 2.250%, 11/15/22	1,790
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,298
850	Lockheed Martin Corp., 4.250%, 11/15/19	916
325	Northrop Grumman Corp., 5.050%, 08/01/19	362
1,500	Precision Castparts Corp., 2.500%, 01/15/23	1,371
1,550	United Technologies Corp., 6.125%, 02/01/19	1,834

		8,590

	Air Freight & Logistics — 0.0% (g)
157	United Parcel Service, Inc., 2.450%, 10/01/22	145

	Airlines — 0.2%
441	Air Canada 2013-1 Class A Pass Through Trust, (Canada), 4.125%, 11/15/26 (e)	425
93	American Airlines, 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	96
1,032	American Airlines, 2013-2 Class A Pass-Through Trust, 4.950%, 07/15/24 (e)	1,037
351	Continental Airlines, 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	374
297	Continental Airlines, 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	291
516	Delta Air Lines 2012-1 Class B Pass-Through Trust, 4.750%, 05/07/20	548
49	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	53
84	Delta Air Lines, 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	90

		2,914

	Commercial Services & Supplies — 0.3%
1,180	ADT Corp. (The), 4.125%, 06/15/23	1,023
	Republic Services, Inc.,
417	3.550%, 06/01/22	404
1,200	5.500%, 09/15/19	1,350
	Waste Management, Inc.,
862	2.900%, 09/15/22	795
242	4.600%, 03/01/21	257
150	4.750%, 06/30/20	161

		3,990

	Construction & Engineering — 0.1%
350	ABB Finance USA, Inc., 2.875%, 05/08/22	333
526	Fluor Corp., 3.375%, 09/15/21	521

		854

	Electrical Equipment — 0.0% (g)
272	Eaton Corp., 1.500%, 11/02/17 (e)	266

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Conglomerates — 0.2%
	Danaher Corp.,
784	3.900%, 06/23/21	818
500	5.400%, 03/01/19	571
	Koninklijke Philips N.V., (Netherlands),
1,200	3.750%, 03/15/22	1,189
480	5.750%, 03/11/18	550

		3,128

	Machinery — 0.1%
	Caterpillar, Inc.,
900	3.900%, 05/27/21	934
30	7.900%, 12/15/18	38
	Deere & Co.,
298	2.600%, 06/08/22	279
700	4.375%, 10/16/19	775

		2,026

	Road & Rail — 0.8%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	129
2,000	4.100%, 06/01/21	2,074
600	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	728
	CSX Corp.,
3,000	6.250%, 03/15/18	3,486
230	7.375%, 02/01/19	281
	ERAC USA Finance LLC,
120	2.800%, 11/01/18 (e)	119
1,500	3.300%, 10/15/22 (e)	1,415
315	4.500%, 08/16/21 (e)	325
	Norfolk Southern Corp.,
363	2.903%, 02/15/23	338
829	3.250%, 12/01/21	811
	Ryder System, Inc.,
290	2.500%, 03/01/17	291
535	3.500%, 06/01/17	553
100	3.600%, 03/01/16	105
1,931	Union Pacific Corp., 4.163%, 07/15/22	2,018

		12,673

	Total Industrials	34,586

	Information Technology — 1.1%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
180	4.450%, 01/15/20	197
250	5.500%, 02/22/16	278

		475

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	179

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Computers & Peripherals — 0.2%
1,025	EMC Corp., 2.650%, 06/01/20	1,003
	Hewlett-Packard Co.,
937	4.375%, 09/15/21	900
1,100	4.750%, 06/02/14 (m)	1,130
30	6.125%, 03/01/14 (m)	31

		3,064

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
390	3.375%, 11/01/15	403
155	6.000%, 04/01/20	168
1,350	7.500%, 01/15/27	1,521

		2,092

	Internet Software & Services — 0.1%
	eBay, Inc.,
93	2.600%, 07/15/22	86
1,250	3.250%, 10/15/20	1,263

		1,349

	IT Services — 0.1%
	International Business Machines Corp.,
252	1.250%, 02/06/17	250
1,000	1.625%, 05/15/20	928
629	1.950%, 07/22/16	646
40	8.375%, 11/01/19	53

		1,877

	Office Electronics — 0.1%
1,650	Xerox Corp., 5.625%, 12/15/19	1,824

	Semiconductors & Semiconductor Equipment — 0.2%
1,501	Intel Corp., 3.300%, 10/01/21	1,488
837	Texas Instruments, Inc., 2.375%, 05/16/16	867

		2,355

	Software — 0.3%
942	Intuit, Inc., 5.750%, 03/15/17	1,045
	Microsoft Corp.,
486	2.375%, 05/01/23	441
1,500	4.200%, 06/01/19	1,652
	Oracle Corp.,
1,285	2.500%, 10/15/22	1,177
720	5.750%, 04/15/18	834
50	6.500%, 04/15/38	62

		5,211

	Total Information Technology	18,247

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Materials — 1.1%
	Chemicals — 0.7%
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	499
89	4.250%, 11/15/20	92
32	8.550%, 05/15/19	41
	E.I. du Pont de Nemours & Co.,
200	5.750%, 03/15/19	231
1,500	6.000%, 07/15/18	1,765
	Ecolab, Inc.,
792	1.000%, 08/09/15	792
279	1.450%, 12/08/17	271
1,160	Mosaic Co. (The), 3.750%, 11/15/21	1,120
650	Potash Corp. of Saskatchewan, Inc., (Canada), 6.500%, 05/15/19	760
	PPG Industries, Inc.,
550	3.600%, 11/15/20	556
1,325	6.650%, 03/15/18	1,551
25	7.400%, 08/15/19	30
	Praxair, Inc.,
250	2.200%, 08/15/22	226
1,000	3.000%, 09/01/21	976
100	4.625%, 03/30/15	106
240	5.200%, 03/15/17	268
315	Rohm & Haas Co., 7.850%, 07/15/29	419
400	Union Carbide Corp., 7.500%, 06/01/25	469

		10,172

	Construction Materials — 0.0% (g)
309	CRH America, Inc., 6.000%, 09/30/16	348

	Metals & Mining — 0.4%
	Barrick Gold Corp., (Canada),
900	2.900%, 05/30/16	905
500	6.950%, 04/01/19	553
650	BHP Billiton Finance USA Ltd., (Australia), 5.500%, 04/01/14	669
	Freeport-McMoRan Copper & Gold, Inc.,
350	1.400%, 02/13/15	350
352	2.150%, 03/01/17	345
1,600	3.875%, 03/15/23 (e)	1,428
	Nucor Corp.,
305	4.000%, 08/01/23	298
172	5.850%, 06/01/18	197
	Rio Tinto Finance USA Ltd., (Australia),
38	3.500%, 11/02/20	37
800	4.125%, 05/20/21	807

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Metals & Mining — Continued
650	6.500%, 07/15/18	755
120	8.950%, 05/01/14	126

		6,470

	Total Materials	16,990

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
1,800	1.400%, 12/01/17	1,750
850	3.875%, 08/15/21	860
1,500	4.450%, 05/15/21	1,588
1,000	5.500%, 02/01/18	1,135
	British Telecommunications plc, (United Kingdom),
461	1.625%, 06/28/16	464
256	2.000%, 06/22/15	260
1,200	CenturyLink, Inc., Series S, 6.450%, 06/15/21	1,194
900	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	1,074
1,061	GTP Acquisition Partners I LLC, 4.347%, 06/15/41 (e)	1,119
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	262
	Orange S.A., (France),
525	2.750%, 09/14/16	539
50	8.500%, 03/01/31	68
260	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	268
	Telefonica Emisiones S.A.U., (Spain),
420	3.192%, 04/27/18	410
114	5.462%, 02/16/21	117
400	6.221%, 07/03/17	437
	Verizon Communications, Inc.,
1,750	5.500%, 02/15/18	1,975
245	5.550%, 02/15/16	270
1,334	8.750%, 11/01/18	1,705

		15,495

	Wireless Telecommunication Services — 0.2%
379	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22	341
1,000	Crown Castle Towers LLC, 3.214%, 08/15/35 (e)	1,024
	Vodafone Group plc, (United Kingdom),
1,400	2.500%, 09/26/22	1,237
500	5.625%, 02/27/17	558

		3,160

	Total Telecommunication Services	18,655

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utilities — 2.8%
	Electric Utilities — 2.1%
800	Appalachian Power Co., 4.600%, 03/30/21	858
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	239
2,150	Commonwealth Edison Co., 1.625%, 01/15/14	2,160
	DTE Electric Co.,
197	2.650%, 06/15/22	187
200	3.900%, 06/01/21	210
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,314
50	6.450%, 10/15/32	60
233	Duke Energy Corp., 3.550%, 09/15/21	232
160	Duke Energy Indiana, Inc., 3.750%, 07/15/20	167
461	Duke Energy Progress, Inc., 2.800%, 05/15/22	440
400	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	411
765	Entergy Arkansas, Inc., 3.050%, 06/01/23	717
3,700	Georgia Power Co., 4.250%, 12/01/19	4,021
1,663	Great Plains Energy, Inc., 4.850%, 06/01/21	1,771
1,000	Hydro-Quebec, (Canada), 8.400%, 01/15/22	1,334
25	Indiana Michigan Power Co., 7.000%, 03/15/19	30
	Nevada Power Co.,
1,000	6.500%, 08/01/18	1,192
1,000	7.125%, 03/15/19	1,233
	NextEra Energy Capital Holdings, Inc.,
216	1.200%, 06/01/15	217
200	6.000%, 03/01/19	230
40	7.875%, 12/15/15	46
	Nisource Finance Corp.,
300	3.850%, 02/15/23	291
500	5.450%, 09/15/20	550
100	6.800%, 01/15/19	117
300	NSTAR Electric Co., 2.375%, 10/15/22	276
300	Oncor Electric Delivery Co. LLC, 7.000%, 09/01/22	370
	Pacific Gas & Electric Co.,
794	2.450%, 08/15/22	719
424	3.250%, 09/15/21	416
500	3.250%, 06/15/23	475
50	6.050%, 03/01/34	57
200	PacifiCorp, 5.650%, 07/15/18	233
1,500	Pennsylvania Electric Co., 6.050%, 09/01/17	1,684
752	PPL Capital Funding, Inc., 4.200%, 06/15/22	757

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	181

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
224	PPL Electric Utilities Corp., 2.500%, 09/01/22	208
490	Progress Energy, Inc., 4.400%, 01/15/21	517
74	Public Service Co. of Colorado, 3.200%, 11/15/20	75
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	233
25	Public Service Electric & Gas Co., 2.700%, 05/01/15	26
	Southern California Edison Co.,
958	3.875%, 06/01/21	1,012
650	5.500%, 08/15/18	751
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	2,163
1,500	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	1,928
	Virginia Electric and Power Co.,
1,600	2.750%, 03/15/23	1,500
429	2.950%, 01/15/22	420
1,000	Wisconsin Electric Power Co., 1.700%, 06/15/18	978

		32,825

	Gas Utilities — 0.2%
	Atmos Energy Corp.,
380	4.950%, 10/15/14	397
1,365	8.500%, 03/15/19	1,745
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	912

		3,054

	Independent Power Producers & Energy Traders — 0.1%
180	Exelon Generation Co. LLC, 4.000%, 10/01/20	179
	PSEG Power LLC,
500	4.150%, 09/15/21	506
350	5.125%, 04/15/20	382

		1,067

	Multi-Utilities — 0.3%
939	AGL Capital Corp., 3.500%, 09/15/21	945
500	CenterPoint Energy, Inc., 6.500%, 05/01/18	592
	Consumers Energy Co.,
137	2.850%, 05/15/22	132
1,060	5.650%, 04/15/20	1,231
350	Dominion Resources, Inc., 5.200%, 08/15/19	395
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	7
	Sempra Energy,
500	2.000%, 03/15/14	504

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Multi-Utilities — Continued
1,400		9.800%, 02/15/19	1,868

			5,674

		Water Utilities — 0.1%
1,700		American Water Capital Corp., 6.085%, 10/15/17	1,956

		Total Utilities	44,576

		Total Corporate Bonds (Cost $364,419)	366,946

Foreign Government Security — 0.1%
1,600		Province of Ontario, (Canada), 0.950%, 05/26/15 (Cost $1,600)	1,610

Mortgage Pass-Through Securities — 7.5%
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
6,033		5.500%, 01/01/24 - 02/01/24	6,531
389		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 5.500%, 05/01/27	420
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
3,184		4.500%, 05/01/41	3,354
526		5.000%, 10/01/33	569
11		6.000%, 12/01/36	11
2,367		Federal Home Loan Mortgage Corp. Gold Pools, Other, 3.500%, 06/01/42	2,339
2,045		Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K029, Class A2, VAR, 3.320%, 02/25/23	2,012
		Federal National Mortgage Association, 15 Year, Single Family,
184		6.000%, 10/01/19 - 01/01/24	197
2,389		Federal National Mortgage Association, 20 Year, Single Family, 3.500%, 08/01/32	2,442
		Federal National Mortgage Association, 30 Year, Single Family,
2,524		5.000%, 08/01/40	2,760
—	(h)	5.500%, 02/01/38	—	(h)
1,577		6.000%, 12/01/32 - 04/01/35	1,745
2,513		6.500%, 10/01/36 - 10/01/38	2,791
1,634		7.000%, 04/01/37 - 11/01/38	1,770
		Federal National Mortgage Association, Other,
2,667		VAR, 0.545%, 01/01/23	2,660
2,000		Zero Coupon, 09/25/20	2,023
3,000		1.446%, 07/01/17	2,991
2,400		1.792%, 05/01/20	2,294

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
2,000	2.004%, 07/01/19	2,007
4,800	2.077%, 06/01/20	4,644
1,500	2.211%, 04/01/19	1,494
988	2.263%, 12/01/22	908
2,672	2.418%, 12/01/22	2,478
2,538	2.428%, 05/01/23	2,344
4,996	2.480%, 12/01/22 - 07/01/23	4,623
5,288	2.490%, 10/01/17 - 01/01/23	5,057
3,000	2.604%, 05/01/23	2,742
2,185	2.614%, 03/01/23	2,049
2,000	2.650%, 08/01/22	1,880
2,000	2.670%, 07/01/22	1,886
2,739	2.793%, 04/01/23	2,598
1,175	2.996%, 06/01/22	1,129
1,400	3.110%, 10/01/21	1,396
1,362	3.131%, 12/01/21	1,348
1,500	3.482%, 11/01/20	1,541
3,500	3.492%, 01/01/18	3,705
7,157	3.500%, 05/01/43 - 06/01/43	7,074
1,750	3.590%, 10/01/20	1,821
1,000	3.596%, 12/01/20	1,032
2,488	3.658%, 10/01/20	2,582
4,909	3.730%, 06/01/18	5,301
1,685	3.810%, 01/01/19	1,783
3,400	3.895%, 09/01/21	3,542
2,491	3.898%, 05/01/22	2,593
1,261	3.988%, 07/01/21	1,317
4,577	4.000%, 07/01/42	4,690
1,000	4.174%, 10/01/20	1,055
1,000	4.402%, 07/01/21	1,068
1,943	4.474%, 04/01/21	2,083
768	4.515%, 02/01/20	832
972	4.794%, 01/01/21	1,060
840	Government National Mortgage Association II, 30 Year, Single Family, 6.000%, 09/20/38	920

	Total Mortgage Pass-Through Securities (Cost $122,563)	119,491

Supranational — 0.0% (g)
641	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $644)	668

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 17.4%
25,655	Federal Home Loan Bank, 1.750%, 09/11/15	26,314
	Federal Home Loan Mortgage Corp.,
40,000	0.750%, 01/12/18	38,622
45,000	1.000%, 06/29/17	44,523
5,000	1.250%, 10/02/19	4,693
15,000	1.750%, 05/30/19	14,661
18,800	2.875%, 02/09/15	19,485
46,450	3.750%, 03/27/19	50,522
20,000	4.500%, 01/15/14	20,323
	Federal National Mortgage Association,
20,000	1.375%, 11/15/16	20,224
12,600	1.625%, 10/26/15	12,898
21,500	5.000%, 02/13/17	24,282

	Total U.S. Government Agency Securities (Cost $277,988)	276,547

U.S. Treasury Obligations — 18.1%
	U.S. Treasury Inflation Indexed Notes,
82,500	0.125%, 01/15/22	82,354
20,000	0.125%, 07/15/22	19,583
91,400	1.875%, 07/15/15	116,152
55,000	2.500%, 07/15/16	70,072

	Total U.S. Treasury Obligations (Cost $297,294)	288,161

SHARES
Short-Term Investment — 6.6%
	Investment Company — 6.6%
105,411	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) † (Cost $105,411)	105,411

	Total Investments — 100.5% (Cost $1,617,120)	1,601,644
	Liabilities in Excess of Other Assets — (0.5)%	(7,979)

	NET ASSETS — 100.0%	$1,593,665

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	183

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps (Amounts in thousands)
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	1.740% at termination	CPI-U at termination	06/24/2014	$15,000	$200
Barclays Bank plc	2.095% at termination	CPI-U at termination	05/24/2016	7,000	(40)
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/2019	3,000	(98)
BNP Paribas	1.970% at termination	CPI-U at termination	01/31/2014	47,000	420
BNP Paribas	2.125% at termination	CPI-U at termination	01/25/2015	4,000	(3)
BNP Paribas	2.530% at termination	CPI-U at termination	02/22/2018	53,000	(1,347)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/2018	22,000	62
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/2018	11,000	28
BNP Paribas	2.248% at termination	CPI-U at termination	01/15/2019	20,000	(145)
Citibank, N.A.	1.470% at termination	CPI-U at termination	08/26/2015	40,000	1,327
Credit Suisse International	2.085% at termination	CPI-U at termination	06/01/2017	25,000	(347)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/2018	34,000	(250)
Credit Suisse International	2.315% at termination	CPI-U at termination	07/15/2020	50,000	(59)
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	06/08/2015	8,000	4
Deutsche Bank AG, New York	2.380% at termination	CPI-U at termination	06/02/2016	120,000	(3,245)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/2018	23,000	(547)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	03/06/2018	49,000	(1,137)
Morgan Stanley Capital Services	2.610% at termination	CPI-U at termination	04/28/2016	104,000	(3,571)
Morgan Stanley Capital Services	1.970% at termination	CPI-U at termination	08/30/2016	75,000	(570)
Morgan Stanley Capital Services	2.195% at termination	CPI-U at termination	04/22/2018	28,000	(266)
Royal Bank of Scotland	2.050% at termination	CPI-U at termination	02/16/2014	50,000	225
Royal Bank of Scotland	2.150% at termination	CPI-U at termination	02/16/2015	20,000	(78)
Royal Bank of Scotland	2.270% at termination	CPI-U at termination	08/02/2015	77,000	(1,916)
Union Bank of Switzerland AG	2.438% at termination	CPI-U at termination	03/02/2016	20,000	(450)

					$(11,803)

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 17.7%
2,313	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	2,188
	Ally Auto Receivables Trust,
4,790	Series 2010-4, Class A4, 1.350%, 12/15/15	4,808
5,000	Series 2010-5, Class A4, 1.750%, 03/15/16	5,034
3,740	American Credit Acceptance Receivables Trust, Series 2012-2, Class A, 1.890%, 07/15/16 (e)	3,749
	AmeriCredit Automobile Receivables Trust,
600	Series 2011-1, Class A3, 1.390%, 09/08/15	601
1,079	Series 2011-3, Class A3, 1.170%, 01/08/16	1,080
2,586	Series 2012-4, Class A2, 0.490%, 04/08/16	2,585
1,527	Series 2013-4, Class A2, 0.740%, 11/08/16	1,527
1,270	Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.459%, 08/25/33	1,229
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 0.764%, 07/25/32	82
898	Series 2002-BC6, Class M1, VAR, 1.309%, 08/25/32	746
3,449	Series 2002-BC9, Class M1, VAR, 1.834%, 12/25/32	2,801
	Amresco Residential Securities Corp. Mortgage Loan Trust,
203	Series 1997-2, Class M1A, VAR, 0.739%, 06/25/27	196
1,013	Series 1998-1, Class M1A, VAR, 0.829%, 01/25/28	937
1,098	Series 1998-3, Class M1A, VAR, 0.814%, 09/25/28	988
497	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 2.809%, 12/15/33	464
	Bear Stearns Asset-Backed Securities I Trust,
9,348	Series 2005-CL1, Class M1, VAR, 0.814%, 09/25/34	1,009
2,735	Series 2005-HE1, Class M2, VAR, 1.429%, 01/25/35	2,294
1,835	Bear Stearns Asset-Backed Securities Trust, Series 2003-SD1, Class A, VAR, 0.634%, 12/25/33	1,792
692	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.284%, 05/25/37	649
3,500	California Republic Auto Receivables Trust, Series 2013-1, Class A2, 1.410%, 09/17/18 (e)	3,487
6,500	Capital Auto Receivables Asset Trust, Series 2013-3, Class A2, 1.040%, 11/21/16	6,500
4,382	CarMax Auto Owner Trust, Series 2011-3, Class A3, 1.070%, 06/15/16	4,397

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

355	Centex Home Equity Loan Trust, Series 2002-A, Class MV1, VAR, 1.034%, 01/25/32	240
	Countrywide Asset-Backed Certificates,
144	Series 2002-1, Class A, VAR, 0.744%, 08/25/32	116
171	Series 2002-BC1, Class A, VAR, 0.844%, 04/25/32	110
202	Series 2002-BC2, Class A, VAR, 0.724%, 04/25/32	128
61	Series 2003-BC2, Class 2A1, VAR, 0.784%, 06/25/33	56
1,727	Series 2003-BC5, Class M1, VAR, 1.234%, 09/25/33	1,392
503	Series 2004-2, Class M4, VAR, 1.684%, 03/25/34	259
346	Series 2004-S1, Class M2, SUB, 5.084%, 02/25/35	345
845	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, VAR, 0.404%, 04/15/30	772
	CWABS Revolving Home Equity Loan Trust,
643	Series 2005-E, Class 2A, VAR, 0.404%, 11/15/35	504
2,936	Series 2005-M, Class A1, VAR, 0.424%, 02/15/36	2,186
283	DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	283
	First Franklin Mortgage Loan Trust,
167	Series 2002-FF1, Class M1, VAR, 1.234%, 04/25/32	114
1,094	Series 2002-FF4, Class M1, VAR, 1.759%, 02/25/33	307
515	Series 2003-FFH1, Class M2, VAR, 2.809%, 09/25/33	277
703	Series 2004-FF8, Class M4, VAR, 1.790%, 10/25/34	59
1,000	First NLC Trust, Series 2005-2, Class M1, VAR, 0.664%, 09/25/35	886
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.674%, 07/25/35	2,787
353	GreenPoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.364%, 09/15/30	281
2,379	Harley-Davidson Motorcycle Trust, Series 2013-1, Class A3, 0.650%, 07/16/18	2,364
1,159	HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2, Class A1, 1.340%, 10/15/43 (e)	1,160
4,649	Honda Auto Receivables Owner Trust, Series 2011-1, Class A4, 1.800%, 04/17/17	4,684

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	185

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
5,000	Hyundai Auto Receivables Trust, Series 2010-B, Class A4, 1.630%, 03/15/17	5,057
308	Irwin Home Equity Loan Trust, Series 2004-1, Class 1A1, VAR, 0.824%, 12/25/24	268
29	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	28
287	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.234%, 02/25/34	260
	Morgan Stanley ABS Capital I, Inc. Trust,
1,965	Series 2003-NC6, Class M1, VAR, 1.384%, 06/25/33	1,884
7,500	Series 2005-WMC4, Class M5, VAR, 1.159%, 04/25/35	6,652
2,700	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	2,677
6,000	Nationstar Mortgage Advance Receivable Trust, Series 2013-T2A, Class A2, 1.679%, 06/20/46 (e)	5,991
308	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 0.584%, 11/25/33	230
	Nissan Auto Receivables Owner Trust,
4,924	Series 2010-A, Class A4, 1.310%, 09/15/16	4,938
2,750	Series 2011-A, Class A4, 1.940%, 09/15/17	2,788
1,042	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2002-4, Class M1, VAR, 1.084%, 07/25/32	959
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
2,608	Series 2004-WHQ2, Class M2, VAR, 1.129%, 02/25/35	2,569
2,500	Series 2005-WHQ3, Class M2, VAR, 0.634%, 06/25/35	2,346
338	RAMP Trust, Series 2003-RS2, Class AII, VAR, 0.864%, 03/25/33	290
523	RASC Trust, Series 2003-KS4, Class MI2, SUB, 5.010%, 06/25/33	287
2,408	Real Estate Asset Trust, Series 2013-2A, Class A1, VAR, 3.819%, 07/25/43 (e) (i)	2,408
	Residential Funding Mortgage Securities II Home Loan Trust,
313	Series 2001-HI2, Class AI7, SUB, 6.940%, 04/25/26	299
366	Series 2001-HI4, Class A7, SUB, 6.740%, 10/25/26	348
80	Series 2003-HS1, Class AII, VAR, 0.474%, 12/25/32	74
	Santander Drive Auto Receivables Trust,
769	Series 2010-1, Class A3, 1.840%, 11/17/14	772

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

5,250		Series 2012-4, Class B, 1.830%, 03/15/17	5,288
1,195		Series 2013-1, Class A2, 0.480%, 02/16/16	1,195
2,988		SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	2,958
1,918		Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,915
168		Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 0.884%, 04/25/33	159
128		Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF1, Class A, VAR, 0.764%, 01/25/33	120

		Total Asset-Backed Securities (Cost $136,298)	121,213

Collateralized Mortgage Obligations — 46.3%
		Agency CMO — 34.0%
553		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.777%, 10/25/22	91
		Federal Home Loan Mortgage Corp. REMIC,
15		Series 1071, Class F, VAR, 1.134%, 04/15/21	15
22		Series 1343, Class LA, 8.000%, 08/15/22	26
18		Series 1370, Class JA, VAR, 1.334%, 09/15/22	18
17		Series 1379, Class W, VAR, 1.990%, 10/15/22	18
4		Series 1508, Class KA, VAR, 1.554%, 05/15/23	4
—	(h)	Series 1607, Class SA, HB, IF, 21.260%, 10/15/13	—	(h)
294		Series 1689, Class M, PO, 03/15/24	274
130		Series 1771, Class PK, 8.000%, 02/15/25	150
220		Series 1974, Class ZA, 7.000%, 07/15/27	247
39		Series 1981, Class Z, 6.000%, 05/15/27	43
157		Series 2033, Class PR, PO, 03/15/24	146
18		Series 2261, Class ZY, 7.500%, 10/15/30	21
4		Series 2289, Class NA, VAR, 10.735%, 05/15/20	4
78		Series 2338, Class FN, VAR, 0.684%, 08/15/28	79
145		Series 2416, Class SA, IF, 15.238%, 02/15/32	197
125		Series 2416, Class SH, IF, 15.632%, 02/17/32	170
30		Series 2477, Class FZ, VAR, 0.734%, 06/15/31	30

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
396		Series 2661, Class FG, VAR, 0.634%, 03/15/17	397
862		Series 3085, Class VS, HB, IF, 27.984%, 12/15/35	1,397
1,174		Series 3300, Class FA, VAR, 0.484%, 08/15/35 (m)	1,173
3,381		Series 3737, Class DG, 5.000%, 10/15/30	3,680
6,845		Series 3832, Class PL, 5.000%, 08/15/39	7,526
4,114		Series 3841, Class JF, VAR, 0.584%, 10/15/38 (m)	4,127
14,450		Series 3860, Class FP, VAR, 0.584%, 06/15/40 (m)	14,532
3,331		Series 3952, Class MA, 3.000%, 11/15/21	3,445
16,061		Series 4074, Class FE, VAR, 0.584%, 07/15/42	16,179
16,056		Series 4111, Class FA, VAR, 0.534%, 08/15/39	16,118
19,338		Series 4150, Class F, VAR, 0.554%, 01/15/43	19,355
2,164		Series 4150, Class GE, 2.000%, 01/15/33	2,074
14,618		Series 4161, Class YF, VAR, 0.554%, 02/15/43	14,634
7,943		Series 4206, Class DA, 2.000%, 05/15/33	7,314
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
94		Series T-51, Class 1APO, PO, 09/25/42	68
1,249		Series T-54, Class 4A, VAR, 3.074%, 02/25/43	1,313
		Federal National Mortgage Association Grantor Trust,
591		Series 2001-T8, Class A1, 7.500%, 07/25/41	690
1,694		Series 2002-T6, Class A4, VAR, 3.178%, 03/25/41	1,736
		Federal National Mortgage Association REMIC,
20		Series 1988-15, Class B, VAR, 0.734%, 06/25/18	20
3		Series 1989-77, Class J, 8.750%, 11/25/19	4
1		Series 1989-89, Class H, 9.000%, 11/25/19	1
49		Series 1990-64, Class Z, 10.000%, 06/25/20	57
158		Series 1990-145, Class A, VAR, 1.115%, 12/25/20 (m)	161
99		Series 1991-142, Class PL, 8.000%, 10/25/21	112
99		Series 1991-156, Class F, VAR, 1.484%, 11/25/21	101
—	(h)	Series 1992-91, Class SQ, HB, IF, 9,325.940%, 05/25/22	53
198		Series 1992-112, Class GB, 7.000%, 07/25/22	223

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
6	Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	1
75	Series 1992-200, Class FK, VAR, 2.254%, 11/25/22	76
86	Series 1993-27, Class S, IF, 9.475%, 02/25/23	103
178	Series 1993-110, Class H, 6.500%, 05/25/23	204
19	Series 1993-119, Class H, 6.500%, 07/25/23	21
172	Series 1993-146, Class E, PO, 05/25/23	160
74	Series 1993-165, Class FH, VAR, 1.334%, 09/25/23	76
362	Series 1993-179, Class FM, VAR, 2.204%, 10/25/23	370
56	Series 1997-74, Class E, 7.500%, 10/20/27	65
906	Series 2001-9, Class F, VAR, 0.434%, 02/17/31	905
171	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	38
731	Series 2002-77, Class FY, VAR, 0.584%, 12/25/17	735
1,223	Series 2003-17, Class FN, VAR, 0.484%, 03/25/18 (m)	1,229
71	Series 2003-21, Class FK, VAR, 0.584%, 03/25/33	71
1,457	Series 2004-17, Class BF, VAR, 0.534%, 01/25/34	1,459
2,579	Series 2006-3, Class SB, IF, IO, 6.516%, 07/25/35	427
7,500	Series 2006-124, Class FC, VAR, 0.534%, 01/25/37 (m)	7,525
276	Series 2007-2, Class FA, VAR, 0.384%, 02/25/37	275
5,850	Series 2010-42, Class PD, 4.500%, 07/25/39	6,042
9,423	Series 2012-93, Class ME, 2.500%, 01/25/42	9,309
5,147	Series 2012-114, Class VE, 3.500%, 10/25/25	5,434
20,879	Series 2012-119, Class FB, VAR, 0.534%, 11/25/42	20,934
2,153	Series 2013-6, Class FL, VAR, 0.584%, 02/25/43	2,160
4,880	Series 2013-23, Class KJ, 2.250%, 05/25/42	4,656
5,572	Series 2013-26, Class AV, 3.500%, 04/25/26	5,757
19,697	Series 2013-54, Class HF, VAR, 0.384%, 10/25/41	19,594
44	Series G92-44, Class ZQ, 8.000%, 07/25/22	48

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	187

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
972	Series G94-9, Class PJ, 6.500%, 08/17/24	1,086
	Federal National Mortgage Association REMIC Trust,
385	Series 2003-W1, Class 2A, VAR, 6.801%, 12/25/42	458
2,289	Series 2003-W15, Class 3A, VAR, 3.830%, 12/25/42 (m)	2,446
1,986	Series 2003-W4, Class 5A, VAR, 3.140%, 10/25/42 (m)	2,119
1,632	Series 2009-W1, Class A, 6.000%, 12/25/49	1,869
	Federal National Mortgage Association STRIPS,
1,051	Series 343, Class 23, IO, 4.000%, 10/01/18	70
1,536	Series 343, Class 27, IO, 4.500%, 01/01/19	114
	Federal National Mortgage Association Trust,
91	Series 2004-W2, Class 1A3F, VAR, 0.534%, 02/25/44	92
939	Series 2004-W2, Class 4A, VAR, 2.903%, 02/25/44	961
	Government National Mortgage Association,
692	Series 1999-27, Class ZA, 7.500%, 04/17/29	781
17	Series 2000-35, Class F, VAR, 0.734%, 12/16/25	18
459	Series 2002-31, Class FC, VAR, 0.434%, 09/26/21	459
368	Series 2003-21, Class PI, IO, 5.500%, 06/20/32	8
2,046	Series 2003-59, Class XA, IO, VAR, 0.998%, 06/16/34	13
7,602	Series 2010-166, Class GP, 3.000%, 04/20/39	7,926
8,533	Series 2012-61, Class FM, VAR, 0.584%, 05/16/42 (m)	8,549

		232,666

	Non-Agency CMO — 12.3%
	Alternative Loan Trust,
937	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	958
1,310	Series 2004-33, Class 3A3, VAR, 2.851%, 12/25/34	688
173	Series 2004-J4, Class 1A6, SUB, 4.900%, 06/25/34	176
1,272	Banc of America Alternative Loan Trust, Series 2004-8, Class 3A1, 5.500%, 09/25/19	1,335
	Banc of America Funding Trust,
918	Series 2005-E, Class 5A1, VAR, 2.853%, 05/20/35	880

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,339	Series 2006-1, Class 2A1, 5.500%, 01/25/36	1,327
	Banc of America Mortgage Trust,
14	Series 2003-5, Class 2A8, VAR, 0.634%, 07/25/18	13
1,596	Series 2004-D, Class 2A2, VAR, 2.894%, 05/25/34	1,543
328	Series 2005-10, Class 1A13, 5.500%, 11/25/35	328
1,046	Series 2005-A, Class 3A1, VAR, 2.933%, 02/25/35	965
706	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC6, Class M1, VAR, 1.189%, 11/25/34	403
	CHL Mortgage Pass-Through Trust,
353	Series 2002-38, Class A1, 5.000%, 02/25/18	353
666	Series 2003-21, Class A1, VAR, 2.814%, 05/25/33	663
540	Series 2004-HYB8, Class 1A1, VAR, 0.884%, 01/20/35	457
464	Series 2005-1, Class 1A2, VAR, 0.534%, 03/25/35	42
18	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	18
	Credit Suisse First Boston Mortgage Securities Corp.,
1,764	Series 2003-AR24, Class 2A4, VAR, 2.598%, 10/25/33	1,641
1,460	Series 2004-5, Class 4A1, 6.000%, 09/25/34	1,500
522	Series 2004-AR3, Class 6M1, VAR, 1.284%, 04/25/34	515
347	Series 2005-5, Class 1A1, 5.000%, 07/25/20	348
1,009	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.663%, 02/25/20	1,047
826	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	846
1,564	First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1, VAR, 2.654%, 12/25/34	1,496
103	First Republic Bank Mortgage Pass-Through Certificates Trust, Series 2000-FRB1, Class B1, VAR, 0.684%, 06/25/30	80
509	First Republic Mortgage Loan Trust, Series 2000-FRB2, Class A1, VAR, 0.684%, 11/15/30	507

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,394	GSAA Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	2,477
1,308	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	1,333
	Impac CMB Trust,
492	Series 2004-3, Class 3A, VAR, 0.824%, 03/25/34	473
488	Series 2004-6, Class 1A2, VAR, 0.964%, 10/25/34	455
1,984	Series 2005-5, Class A1, VAR, 0.824%, 08/25/35	1,640
1,577	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 3.060%, 03/25/37	1,353
293	JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1, VAR, 2.119%, 10/25/33	293
	MASTR Adjustable Rate Mortgages Trust,
1,716	Series 2003-5, Class 5A1, VAR, 2.331%, 10/25/33	1,708
814	Series 2004-13, Class 2A1, VAR, 2.672%, 04/21/34	823
2,846	Series 2004-13, Class 3A7B, VAR, 2.140%, 11/21/34	2,878
238	MASTR Seasoned Securities Trust, Series 2003-1, Class 3A2, VAR, 0.584%, 02/25/33	216
	Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
739	Series 2001-TBC1, Class B1, VAR, 1.064%, 11/15/31	596
162	Series 2002-TBC1, Class B1, VAR, 1.184%, 09/15/30	128
81	Series 2002-TBC1, Class B2, VAR, 1.584%, 09/15/30	62
372	Series 2002-TBC2, Class B1, VAR, 1.034%, 08/15/32	284
	Merrill Lynch Mortgage Investors Trust,
776	Series 2004-1, Class 2A3, VAR, 2.209%, 12/25/34	746
1,495	Series 2004-D, Class A1, VAR, 0.844%, 09/25/29	1,454
95	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	104
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
580	Series 2003-HYB1, Class A4, VAR, 1.718%, 03/25/33	535
407	Series 2003-HYB1, Class B1, VAR, 1.718%, 03/25/33	249

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	Morgan Stanley Mortgage Loan Trust,
615	Series 2004-5AR, Class 3A3, VAR, 2.455%, 07/25/34	449
3,464	Series 2004-5AR, Class 3A5, VAR, 2.455%, 07/25/34	3,377
1,667	Series 2004-11AR, Class 1A2A, VAR, 0.494%, 01/25/35	1,592
1,799	NAAC Reperforming Loan REMIC Trust 2004-R3, Series 2004-R3, Class AF, VAR, 0.634%, 02/25/35 (e)	1,397
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
272	Series 2003-A3, Class A1, SUB, 5.500%, 08/25/33	281
56	Series 2004-AR1, Class 5A1, VAR, 0.944%, 08/25/34	55
4	Series 2005-AR1, Class 2A1, VAR, 0.464%, 02/25/35	4
1,222	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 7.089%, 10/25/32	1,310
646	RALI Trust, Series 2003-QS16, Class A1, 5.000%, 08/25/18	662
	RFMSI Trust,
1,217	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	1,207
4,500	Series 2005-SA2, Class 2A2, VAR, 3.030%, 06/25/35	4,031
1,120	Series 2006-SA4, Class 2A1, VAR, 3.802%, 11/25/36	925
3	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, PAC, 6.250%, 12/25/23	3
	Sequoia Mortgage Trust,
112	Series 11, Class A, VAR, 1.084%, 12/20/32	109
294	Series 2003-3, Class A2, VAR, 1.109%, 07/20/33	281
2,871	Series 2004-11, Class A2, VAR, 0.740%, 12/20/34	2,619
	Springleaf Mortgage Loan Trust,
2,000	Series 2012-1A, Class B1, VAR, 6.000%, 09/25/57 (e)	2,029
4,199	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	4,158
4,169	Structured Agency Credit Risk Debt Notes, Series 2013-DN1, Class M1, VAR, 3.590%, 07/25/23	4,208
238	Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A1, VAR, 0.884%, 03/19/34	228

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	189

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,533	Structured Asset Mortgage Investments, Inc., Series 2002-AR2, Class A3, VAR, 0.934%, 07/19/32	1,350
3,714	Structured Asset Securities Corp., Series 2003-29, Class 3A1, VAR, 5.197%, 09/25/33	3,697
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
5,131	Series 2003-32, Class 5A1, VAR, 5.841%, 11/25/33	5,350
1,638	Series 2003-40A, Class 4A, VAR, 2.474%, 01/25/34	1,569
	WaMu Mortgage Pass-Through Certificates,
1,284	Series 2004-AR11, Class A, VAR, 2.439%, 10/25/34	1,248
2,677	Series 2004-AR3, Class A1, VAR, 2.457%, 06/25/34	2,689
	Wells Fargo Mortgage-Backed Securities Trust,
245	Series 2003-F, Class A1, VAR, 2.510%, 06/25/33	244
669	Series 2003-K, Class 1A2, VAR, 4.292%, 11/25/33	674
308	Series 2005-16, Class A16, 5.750%, 01/25/36	308
959	Series 2005-AR16, Class 3A2, VAR, 2.679%, 03/25/35	964
362	Series 2006-17, Class A1, 5.500%, 11/25/21	366
643	Series 2007-3, Class 3A1, 5.500%, 04/25/22	663

		83,983

	Total Collateralized Mortgage Obligations (Cost $322,164)	316,649

Commercial Mortgage-Backed Securities — 4.4%
2,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5, VAR, 4.857%, 07/10/43	2,104
	Bayview Commercial Asset Trust,
593	Series 2004-3, Class A2, VAR, 0.604%, 01/25/35 (e)	467
2,109	Series 2005-2A, Class A2, VAR, 0.534%, 08/25/35 (e)	1,678
421	Series 2005-2A, Class M1, VAR, 0.614%, 08/25/35 (e)	265
1,434	Series 2007-2A, Class A2, VAR, 0.504%, 07/25/37 (e)	726
714	Series 2007-2A, Class M4, VAR, 0.834%, 07/25/37 (e)	27

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,949	Series 2007-3, Class A2, VAR, 0.474%, 07/25/37 (e)	1,233
2,964	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-T16, Class A6, VAR, 4.750%, 02/13/46	3,056
2,700	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.751%, 07/10/39	2,817
2,588	Morgan Stanley Capital I Trust, Series 2004-T15, Class A4, VAR, 5.270%, 06/13/41	2,652
627	NCUA Guaranteed Notes Trust, Series 2010-C1, Class A1, 1.600%, 10/29/20	632
2,498	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.384%, 08/25/29 (e)	2,495
6,368	N-Star Real Estate CDO Ltd., Series 2013-1A, Class A, VAR, 7/25/29 (e)	6,374
1,290	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	1,290
1,155	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	1,109
1,727	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, VAR, 5.414%, 10/15/44	1,841
1,634	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	1,653

	Total Commercial Mortgage-Backed Securities (Cost $33,361)	30,419

Corporate Bonds — 3.1%
	Consumer Discretionary — 0.5%
	Automobiles — 0.5%
3,000	Daimler Finance North America LLC, VAR, 0.945%, 08/01/16 (e)	3,000

	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
1,500	Petrobras Global Finance B.V., (Netherlands), VAR, 1.884%, 05/20/16	1,483

	Financials — 1.7%
	Capital Markets — 0.3%
1,868	Macquarie Bank Ltd., (Australia), 2.000%, 08/15/16 (e)	1,865

	Commercial Banks — 0.3%
923	BNP Paribas, (France), 2.700%, 08/20/18	919
1,325	Wells Fargo & Co., 1.500%, 07/01/15	1,340

		2,259

	Consumer Finance — 0.4%
3,000	American Express Credit Corp., VAR, 0.774%, 07/29/16	3,006

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — 0.4%
3,000	General Electric Capital Corp., 1.500%, 07/12/16	3,011

	Insurance — 0.3%
1,667	Berkshire Hathaway Finance Corp., 0.950%, 08/15/16	1,665

	Total Financials	11,806

	Information Technology — 0.7%
	Computers & Peripherals — 0.3%
1,793	Apple, Inc., VAR, 0.516%, 05/03/18	1,791

	Software — 0.4%
3,000	Oracle Corp., VAR, 0.848%, 01/15/19	3,024

	Total Information Technology	4,815

	Total Corporate Bonds (Cost $21,070)	21,104

Mortgage Pass-Through Securities — 6.3%
	Federal Home Loan Mortgage Corp.,
16	ARM, 1.470%, 12/01/21	17
73	ARM, 2.089%, 07/01/19	78
505	ARM, 2.225%, 01/01/23	536
13	ARM, 2.250%, 06/01/26	14
75	ARM, 2.259%, 01/01/27	80
21	ARM, 2.266%, 06/01/22	22
57	ARM, 2.320%, 12/01/26	61
44	ARM, 2.330%, 04/01/30	47
846	ARM, 2.342%, 04/01/32	898
81	ARM, 2.350%, 07/01/28	86
192	ARM, 2.353%, 12/01/27 (m)	203
360	ARM, 2.363%, 07/01/30 (m)	383
44	ARM, 2.382%, 01/01/30	46
28	ARM, 2.389%, 10/01/29	28
303	ARM, 2.405%, 08/01/27 - 11/01/27	322
238	ARM, 2.417%, 12/01/26	254
90	ARM, 2.433%, 02/01/23	90
22	ARM, 2.444%, 12/01/29	23
28	ARM, 2.449%, 05/01/18	30
318	ARM, 2.577%, 01/01/23 (m)	339
50	ARM, 2.602%, 04/01/24	53
14	ARM, 2.671%, 06/01/25 (m)	14
15	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	16
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
10	7.500%, 05/01/28	11
33	8.500%, 07/01/28	38
18	9.000%, 02/01/25	21

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal National Mortgage Association,
11	ARM, 1.625%, 03/01/17	11
21	ARM, 1.700%, 04/01/24	21
11	ARM, 1.880%, 06/01/18	11
46	ARM, 1.892%, 12/01/20	48
183	ARM, 1.896%, 11/01/18	191
36	ARM, 1.910%, 04/01/21	37
83	ARM, 1.965%, 07/01/20 (m)	85
36	ARM, 2.025%, 05/01/30	36
32	ARM, 2.113%, 05/01/18	32
802	ARM, 2.152%, 05/01/33	844
55	ARM, 2.222%, 11/01/23	55
40	ARM, 2.274%, 06/01/26	43
10	ARM, 2.276%, 05/01/29	10
15	ARM, 2.288%, 11/01/21	16
62	ARM, 2.309%, 01/01/31 (m)	65
47	ARM, 2.325%, 05/01/31	47
11	ARM, 2.355%, 07/01/25	12
121	ARM, 2.368%, 12/01/28	123
282	ARM, 2.371%, 09/01/33	301
20	ARM, 2.402%, 03/01/38	21
23	ARM, 2.470%, 12/01/26	24
613	ARM, 2.472%, 01/01/25	652
143	ARM, 2.514%, 08/01/26	153
50	ARM, 2.589%, 03/01/29	53
76	ARM, 2.704%, 11/01/30	79
114	ARM, 2.790%, 09/01/19	119
17	ARM, 2.909%, 03/01/15	18
59	ARM, 2.951%, 07/01/27	64
222	ARM, 2.999%, 02/01/34	236
4	ARM, 4.340%, 05/01/20	4
48	ARM, 6.000%, 01/01/20	49
	Federal National Mortgage Association, 15 Year, Single Family,
6,538	4.000%, 02/01/25	6,901
1	6.000%, 08/01/14	1
64	7.000%, 03/01/16 (m)	67
	Federal National Mortgage Association, 20 Year, Single Family,
6,376	3.000%, 07/01/33	6,307
5,389	5.000%, 10/01/23	5,789
	Federal National Mortgage Association, 30 Year, FHA/VA,
24	7.000%, 03/01/27	28
17	8.000%, 11/01/27	20
24	8.500%, 10/01/24	24
8	9.000%, 08/01/25	8

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	191

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, 30 Year, Single Family,
4,406	5.000%, 12/01/39	4,841
4,371	5.500%, 08/01/40	4,771
2,008	6.000%, 04/01/39	2,199
26	7.250%, 09/01/22	26
148	7.500%, 06/01/23 - 10/01/30	164
5	8.500%, 08/01/17	5
	Federal National Mortgage Association, Other,
14	6.500%, 04/01/16	14
59	12.000%, 11/01/30	66
	Government National Mortgage Association II, 30 Year, Single Family,
48	7.250%, 08/20/22 - 11/20/22	55
45	7.400%, 02/20/22 - 03/20/22	52
18	7.500%, 10/20/23	20
20	7.850%, 12/20/21	20
62	8.000%, 07/20/25 - 08/20/26	75
4,065	Government National Mortgage Association, 15 Year, Single Family, 4.500%, 10/15/24	4,330
	Government National Mortgage Association, 30 Year, Single Family,
51	7.000%, 06/15/24	59
22	8.000%, 10/15/27	26
19	9.000%, 11/15/24	20
133	9.500%, 07/15/25	156

	Total Mortgage Pass-Through Securities (Cost $42,079)	43,214

U.S. Treasury Obligations — 5.1%
	U.S. Treasury Notes,
10,000	0.250%, 10/31/14	10,008
25,000	0.250%, 05/31/15	24,964

	Total U.S. Treasury Obligations (Cost $34,958)	34,972

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 17.3%
	Investment Company — 17.3%
118,370	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $118,370)	118,370

	Total Investments — 100.2% (Cost $708,300)	685,941
	Liabilities in Excess of Other Assets — (0.2)%	(1,550)

	NET ASSETS — 100.0%	$684,391

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 4.2%
	ABFC Trust,
1,544	Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	1,563
1,664	Series 2005-WF1, Class A2C, VAR, 0.494%, 01/25/35	1,611
769	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.364%, 04/25/36	742
	Bayview Opportunity Master Fund IIa Trust,
1,080	Series 2012-4NPL, Class A, VAR, 3.475%, 07/28/32 (e)	1,078
4,755	Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	4,746
262	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.554%, 04/25/36	243
2,127	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	2,092
	Chase Funding Trust,
2,275	Series 2002-3, Class 1A5, SUB, 5.407%, 06/25/32	2,198
1,237	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	1,299
1,028	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,037
1,454	Citigroup Mortgage Loan Trust, Series 2011-5, Class 1A1, VAR, 0.374%, 02/25/46 (e)	1,360
	Citigroup Mortgage Loan Trust, Inc.,
201	Series 2003-HE3, Class A, VAR, 0.564%, 12/25/33	189
1,230	Series 2004-HE1, Class A, VAR, 0.514%, 09/25/33 (e)	1,151
2,613	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (e) (i)	2,565
753	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	760
273	Federal National Mortgage Association REMIC Trust, Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	288
77	First Franklin Mortgage Loan Trust, Series 2006-FF17, Class A4, VAR, 0.284%, 12/25/36	76
	Freedom Trust,
29	Series 2011-1, Class A13, VAR, 0.350%, 11/30/37 (e) (i)	30
1,796	Series 2011-2, Class A11, VAR, 3.459%, 08/01/46 (e)	1,847
7,940	Series 2012-3, Class A22, VAR, 2.517%, 09/03/41 (e) (i)	8,059

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	HLSS Servicer Advance Receivables Backed Notes,
4,464	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	4,487
2,204	Series 2012-T2, Class B1, 1.740%, 10/15/43 (e)	2,205
1,685	Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,703
3,291	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	3,265
505	Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	506
451	Series 2013-T1, Class D2, 3.228%, 01/16/46 (e)	452
1,329	Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	1,321
263	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.384%, 03/25/36	192
310	HSBC Home Equity Loan Trust, Series 2005-2, Class A1, VAR, 0.454%, 01/20/35	306
	HSBC Home Equity Loan Trust USA,
420	Series 2006-1, Class A1, VAR, 0.344%, 01/20/36	408
298	Series 2006-2, Class A1, VAR, 0.334%, 03/20/36	292
452	Series 2007-1, Class AS, VAR, 0.384%, 03/20/36	441
1,207	Series 2007-3, Class APT, VAR, 1.384%, 11/20/36	1,203
	KGS-Alpha Capital Markets LP,
18,228	Series 2012-3, 0.791%, 09/25/26	550
45,437	Series 2012-4, VAR, 0.813%, 09/25/37	2,463
2,500	Kondaur Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.458%, 08/25/25 (e)	2,568
1,663	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.534%, 07/25/34 (e)	1,643
	Long Beach Mortgage Loan Trust,
2,200	Series 2004-1, Class M1, VAR, 0.934%, 02/25/34	2,011
454	Series 2006-WL2, Class 2A3, VAR, 0.384%, 01/25/36	409
1,932	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 06/15/18 (i)	1,932
	Madison Avenue Manufactured Housing Contract,
153,746	Series 2002-A, Class IO, IO, 0.300%, 03/25/32	1,301

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	193

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
1,504		Series 2002-A, Class M2, VAR, 2.434%, 03/25/32	1,503
2,840		Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,817
		Mid-State Capital Trust,
1,510		Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,556
2,328		Series 2010-1, Class M, 5.250%, 12/15/45 (e)	2,419
		Nationstar Agency Advance Funding Trust,
2,056		Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	2,039
701		Series 2013-T1A, Class CT1, 1.743%, 02/15/45 (e)	699
727		Series 2013-T1A, Class DT1, 2.734%, 02/15/45 (e)	728
783		Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	753
—	(h)	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.535%, 12/07/20	—	(h)
700		New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.292%, 11/25/33	712
378		Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	383
2,525		Normandy Mortgage Loan Trust, Series 2013-NPL3, Class A, 4.949%, 09/16/43 (e)	2,525
5,100		NYMT Residential LLC, Series 2012-RP1A, VAR, 4.250%, 12/25/17 (e) (i)	5,100
2,330		Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.122%, 10/25/34	2,291
2,089		PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	2,065
		RAMP Trust,
120		Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	122
2,287		Series 2004-RS11, Class M1, VAR, 0.804%, 11/25/34	2,214
1,170		Series 2005-EFC5, Class A3, VAR, 0.524%, 10/25/35	1,148
3,937		Series 2006-RZ1, Class A3, VAR, 0.484%, 03/25/36	3,675
347		RASC Trust, Series 2005-KS9, Class A3, VAR, 0.554%, 10/25/35	343
		Real Estate Asset Trust,
40		Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (i)	40

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

393	Series 2012-3A, Class A2, VAR, 5.926%, 12/01/41 (e) (i)	391
2,287	Series 2013-1A, Class A1, VAR, 3.230%, 05/25/52 (e) (i)	2,287
1,000	Series 2013-1A, Class A2, VAR, 5.926%, 02/25/43 (e) (i)	1,000
496	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	267
1,819	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	1,819
	Resort Finance Timeshare Receivables Trust,
460	Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	460
2,221	Series 2012-2, 5.750%, 09/05/18 (i)	2,221
	RMAT,
2,360	Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	2,371
1,000	Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	991
176	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	173
790	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	802
114	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.846%, 01/25/36	71
5,635	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	5,579
	Stanwich Mortgage Loan Co. LLC,
5,571	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	5,578
9,020	Series 2012-NPL5, Class A, 2.981%, 10/16/42 (e)	9,048
1,535	Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,533
5,113	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	5,126
5,000	Station Place Securitization Trust, Series 2013-1, VAR, 1.502%, 02/25/15	5,000
253	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.589%, 06/25/35	253
540	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	580

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
		Structured Asset Securities Corp. Pass-Through Certificates,
517		Series 2002-AL1, Class A2, 3.450%, 02/25/32	514
1,598		Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,576
		VOLT LLC,
3,515		Series 2012-RLF1, Class A, SUB, 3.475%, 12/25/17 (e)	3,515
282		Series 2012-RP3A, Class A1, SUB, 3.475%, 11/27/17 (e)	282
		Westgate Resorts LLC,
3,264		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	3,276
2,775		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	2,773

		Total Asset-Backed Securities (Cost $152,363)	153,210

Collateralized Mortgage Obligations — 53.9%
		Agency CMO — 38.7%
		Federal Home Loan Mortgage Corp. Reference REMIC,
7,017		Series R006, Class ZA, 6.000%, 04/15/36	7,723
6,098		Series R007, Class ZA, 6.000%, 05/15/36	6,711
		Federal Home Loan Mortgage Corp. REMIC,
13		Series 11, Class D, 9.500%, 07/15/19	14
11		Series 22, Class C, 9.500%, 04/15/20	12
15		Series 23, Class F, 9.600%, 04/15/20	17
7		Series 30, Class D, 9.500%, 02/15/20	8
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
4		Series 47, Class F, 10.000%, 06/15/20	5
45		Series 77, Class H, 8.500%, 09/15/20	49
2		Series 81, Class A, 8.125%, 11/15/20	2
5		Series 84, Class F, 9.200%, 10/15/20	5
4		Series 99, Class Z, 9.500%, 01/15/21	4
—	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
—	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	—	(h)
—	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	—	(h)
—	(h)	Series 204, Class E, HB, IF, 1,851.840%, 05/15/23	5
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
3		Series 1065, Class J, 9.000%, 04/15/21	4
6		Series 1079, Class S, HB, IF, 33.374%, 05/15/21	10

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
—	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	—	(h)
3		Series 1084, Class F, VAR, 1.134%, 05/15/21	3
2		Series 1084, Class S, HB, IF, 44.397%, 05/15/21	4
5		Series 1133, Class H, 7.000%, 09/15/21	5
15		Series 1144, Class KB, 8.500%, 09/15/21	17
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
—	(h)	Series 1196, Class B, HB, IF, 1,177.174%, 01/15/22	5
31		Series 1343, Class LA, 8.000%, 08/15/22	37
16		Series 1343, Class LB, 7.500%, 08/15/22	18
53		Series 1374, Class Z, 7.000%, 10/15/22	60
16		Series 1395, Class G, 6.000%, 10/15/22	17
130		Series 1401, Class J, 7.000%, 10/15/22	143
189		Series 1466, Class PZ, 7.500%, 02/15/23	214
5		Series 1470, Class F, VAR, 1.954%, 02/15/23	5
6		Series 1505, Class QB, HB, IF, 20.337%, 05/15/23	9
55		Series 1518, Class G, IF, 8.859%, 05/15/23	65
41		Series 1526, Class L, 6.500%, 06/15/23	45
59		Series 1541, Class O, VAR, 1.940%, 07/15/23	61
568		Series 1552, Class IA, IF, 16.488%, 08/15/23	760
15		Series 1570, Class F, VAR, 2.454%, 08/15/23	16
38		Series 1570, Class SA, HB, IF, 23.050%, 08/15/23	58
154		Series 1578, Class K, 6.900%, 09/15/23	174
17		Series 1578, Class V, IO, 7.000%, 09/15/23	3
341		Series 1591, Class PV, 6.250%, 10/15/23	376
1		Series 1596, Class D, 6.500%, 10/15/13	1
15		Series 1602, Class SA, HB, IF, 22.152%, 10/15/23	26
52		Series 1609, Class LG, IF, 16.935%, 11/15/23	57
433		Series 1628, Class LZ, 6.500%, 12/15/23	479
401		Series 1638, Class H, 6.500%, 12/15/23	447
440		Series 1644, Class K, 6.750%, 12/15/23	488
513		Series 1658, Class GZ, 7.000%, 01/15/24	589
6		Series 1671, Class QC, IF, 10.000%, 02/15/24	8
228		Series 1677, Class Z, 7.500%, 07/15/23	261

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	195

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
10		Series 1686, Class SH, IF, 18.823%, 02/15/24	15
2		Series 1688, Class W, 7.250%, 03/15/14	2
199		Series 1695, Class EB, 7.000%, 03/15/24	227
26		Series 1699, Class FC, VAR, 0.784%, 03/15/24	27
34		Series 1745, Class D, 7.500%, 08/15/24	39
710		Series 1760, Class ZD, VAR, 2.040%, 02/15/24	768
83		Series 1798, Class F, 5.000%, 05/15/23	89
6		Series 1807, Class G, 9.000%, 10/15/20	6
691		Series 1813, Class I, PO, 11/15/23	645
2,670		Series 1813, Class J, IF, IO, 5.750%, 11/15/23	337
149		Series 1829, Class ZB, 6.500%, 03/15/26	166
—	(h)	Series 1844, Class E, 6.500%, 10/15/13	—	(h)
254		Series 1863, Class Z, 6.500%, 07/15/26	282
6		Series 1865, Class D, PO, 02/15/24	5
82		Series 1899, Class ZE, 8.000%, 09/15/26	95
77		Series 1963, Class Z, 7.500%, 01/15/27	89
27		Series 1985, Class PR, IO, 8.000%, 07/15/27	4
35		Series 1987, Class PE, 7.500%, 09/15/27	39
310		Series 2033, Class J, 5.600%, 06/15/23	337
16		Series 2033, Class SN, HB, IF, 27.146%, 03/15/24	11
21		Series 2038, Class PN, IO, 7.000%, 03/15/28	3
188		Series 2040, Class PE, 7.500%, 03/15/28	216
21		Series 2042, Class T, 7.000%, 03/15/28	24
72		Series 2060, Class Z, 6.500%, 05/15/28	80
181		Series 2061, Class DC, IO, 6.500%, 06/15/28	35
15,654		Series 2065, Class PX, IO, 0.750%, 08/17/27	385
455		Series 2075, Class PH, 6.500%, 08/15/28	513
81		Series 2086, Class GB, 6.000%, 09/15/28	88
34		Series 2089, Class PJ, IO, 7.000%, 10/15/28	5
17		Series 2102, Class TC, 6.000%, 12/15/13 (m)	17
12		Series 2102, Class TU, 6.000%, 12/15/13 (m)	12
315		Series 2110, Class PG, 6.000%, 01/15/29	348
378		Series 2111, Class SB, IF, IO, 7.316%, 01/15/29	72
12		Series 2115, Class PE, 6.000%, 01/15/14	12

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
115		Series 2125, Class JZ, 6.000%, 02/15/29	127
258		Series 2130, Class QS, 6.000%, 03/15/29	287
49		Series 2132, Class SB, HB, IF, 29.739%, 03/15/29	92
73		Series 2132, Class ZL, 6.500%, 03/15/29	78
1		Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
11		Series 2141, Class IO, IO, 7.000%, 04/15/29	2
29		Series 2163, Class PC, IO, 7.500%, 06/15/29	5
62		Series 2178, Class PB, 7.000%, 08/15/29	71
98		Series 2201, Class C, 8.000%, 11/15/29	115
333		Series 2209, Class TC, 8.000%, 01/15/30	402
170		Series 2210, Class Z, 8.000%, 01/15/30	197
67		Series 2224, Class CB, 8.000%, 03/15/30	79
36		Series 2247, Class Z, 7.500%, 08/15/30	42
252		Series 2254, Class Z, 9.000%, 09/15/30	307
184		Series 2256, Class MC, 7.250%, 09/15/30	212
258		Series 2259, Class ZM, 7.000%, 10/15/30	297
311		Series 2271, Class PC, 7.250%, 12/15/30	359
195		Series 2283, Class K, 6.500%, 12/15/23	216
77		Series 2296, Class PD, 7.000%, 03/15/31	88
—	(h)	Series 2301, Class PA, 6.000%, 10/15/13	—	(h)
1,169		Series 2303, Class ZD, 7.000%, 04/15/31	1,355
629		Series 2303, Class ZN, 8.500%, 04/15/29	660
38		Series 2306, Class K, PO, 05/15/24	35
94		Series 2306, Class SE, IF, IO, 8.060%, 05/15/24	17
205		Series 2344, Class QG, 6.000%, 08/15/16	218
581		Series 2344, Class ZD, 6.500%, 08/15/31	625
65		Series 2344, Class ZJ, 6.500%, 08/15/31	73
44		Series 2345, Class NE, 6.500%, 08/15/31	49
115		Series 2347, Class VP, 6.500%, 03/15/20	115
83		Series 2353, Class TD, 6.000%, 09/15/16	88
88		Series 2355, Class BP, 6.000%, 09/15/16	93
65		Series 2358, Class PD, 6.000%, 09/15/16	69
151		Series 2359, Class PM, 6.000%, 09/15/16	160
236		Series 2359, Class ZB, 8.500%, 06/15/31	282
145		Series 2360, Class PG, 6.000%, 09/15/16	154
41		Series 2363, Class PF, 6.000%, 09/15/16	44
78		Series 2366, Class MD, 6.000%, 10/15/16	82
1,036		Series 2367, Class ZK, 6.000%, 10/15/31	1,158
24		Series 2368, Class AS, HB, IF, 20.451%, 10/15/31	40
53		Series 2368, Class TG, 6.000%, 10/15/16	55

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
46		Series 2372, Class F, VAR, 0.684%, 10/15/31	46
52		Series 2383, Class FD, VAR, 0.684%, 11/15/31	52
82		Series 2388, Class UZ, 8.500%, 06/15/31	96
349		Series 2391, Class QR, 5.500%, 12/15/16	367
38		Series 2394, Class MC, 6.000%, 12/15/16	40
795		Series 2399, Class TH, 6.500%, 01/15/32	855
155		Series 2410, Class OE, 6.375%, 02/15/32	168
161		Series 2410, Class QS, IF, 19.021%, 02/15/32	236
109		Series 2410, Class QX, IF, IO, 8.466%, 02/15/32	27
164		Series 2423, Class MC, 7.000%, 03/15/32	189
208		Series 2423, Class MT, 7.000%, 03/15/32	238
107		Series 2425, Class OB, 6.000%, 03/15/17	114
2,369		Series 2431, Class F, VAR, 0.684%, 03/15/32	2,387
359		Series 2433, Class SA, HB, IF, 20.451%, 02/15/32	582
233		Series 2434, Class TC, 7.000%, 04/15/32	260
391		Series 2436, Class MC, 7.000%, 04/15/32 (m)	441
137		Series 2444, Class ES, IF, IO, 7.766%, 03/15/32	28
152		Series 2450, Class GZ, 7.000%, 05/15/32	174
155		Series 2450, Class SW, IF, IO, 7.816%, 03/15/32	32
171		Series 2458, Class QE, 5.500%, 06/15/17	180
341		Series 2462, Class NB, 6.500%, 06/15/22	376
622		Series 2464, Class FE, VAR, 1.184%, 03/15/32	637
46		Series 2470, Class SL, IF, 9.000%, 01/15/27	55
107		Series 2474, Class SJ, IF, IO, 7.466%, 07/15/17	7
1,800		Series 2494, Class SX, IF, IO, 6.816%, 02/15/32	312
549		Series 2513, Class ZC, 5.500%, 10/15/32	608
557		Series 2517, Class Z, 5.500%, 10/15/32	615
—	(h)	Series 2533, Class HB, 5.500%, 12/15/17	—	(h)
177		Series 2535, Class BK, 5.500%, 12/15/22	196
384		Series 2549, Class ZG, 5.000%, 01/15/18	398
4,052		Series 2552, Class FP, VAR, 1.184%, 01/15/33	4,133
1,859		Series 2557, Class HL, 5.300%, 01/15/33	2,019
5,397		Series 2568, Class KG, 5.500%, 02/15/23	5,888

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
95		Series 2571, Class SK, HB, IF, 33.706%, 09/15/23	183
592		Series 2586, Class WI, IO, 6.500%, 03/15/33	120
—	(h)	Series 2591, Class QO, 4.500%, 03/15/18	—	(h)
1		Series 2597, Class DS, IF, IO, 7.366%, 02/15/33	—	(h)
2,002		Series 2610, Class DZ, 5.500%, 05/15/33	2,127
101		Series 2611, Class SQ, IF, 12.632%, 05/15/33	114
376		Series 2611, Class UH, 4.500%, 05/15/18	396
—	(h)	Series 2617, Class GR, 4.500%, 05/15/18	—	(h)
530		Series 2626, Class NS, IF, IO, 6.366%, 06/15/23	44
—	(h)	Series 2627, Class GY, 4.500%, 06/15/18	—	(h)
—	(h)	Series 2631, Class LC, 4.500%, 06/15/18	—	(h)
104		Series 2631, Class SA, IF, 14.513%, 06/15/33	132
475		Series 2637, Class SA, IF, IO, 5.916%, 06/15/18	39
49		Series 2640, Class UG, IO, 5.000%, 01/15/32	1
1,030		Series 2641, Class WI, IO, 5.000%, 01/15/33	97
67		Series 2649, Class IG, IO, 5.000%, 11/15/31	1
533		Series 2650, Class PO, PO, 12/15/32	523
968		Series 2650, Class SO, PO, 12/15/32	950
188		Series 2671, Class S, IF, 14.421%, 09/15/33	235
—	(h)	Series 2672, Class ME, 5.000%, 11/15/22	—	(h)
—	(h)	Series 2675, Class CK, 4.000%, 09/15/18	—	(h)
3,576		Series 2684, Class PO, PO, 01/15/33	3,493
263		Series 2692, Class SC, IF, 12.919%, 07/15/33	308
110		Series 2694, Class BA, 4.000%, 06/15/31	116
—	(h)	Series 2702, Class PC, 5.000%, 01/15/23	—	(h)
2,000		Series 2710, Class HB, 5.500%, 11/15/23	2,201
1,071		Series 2715, Class OG, 5.000%, 01/15/23	1,107
849		Series 2720, Class PC, 5.000%, 12/15/23	900
3,221		Series 2722, Class PF, VAR, 0.784%, 12/15/33	3,237
340		Series 2725, Class SC, IF, 8.794%, 11/15/33	371
691		Series 2744, Class TU, 5.500%, 05/15/32	733
67		Series 2755, Class SA, IF, 13.832%, 05/15/30	70

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	197

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
233		Series 2756, Class NA, 5.000%, 02/15/24	251
—	(h)	Series 2780, Class BE, 4.500%, 04/15/19	—	(h)
117		Series 2780, Class JG, 4.500%, 04/15/19	121
309		Series 2802, Class ZY, 6.000%, 05/15/34	318
295		Series 2827, Class QE, 5.500%, 03/15/33	298
237		Series 2835, Class BO, PO, 12/15/28	236
243		Series 2835, Class QO, PO, 12/15/32	222
—	(h)	Series 2864, Class GB, 4.000%, 09/15/19	—	(h)
139		Series 2877, Class KO, PO, 03/15/19	137
68		Series 2921, Class MD, 5.000%, 06/15/33	68
1,512		Series 2934, Class EC, PO, 02/15/20	1,470
35		Series 2934, Class EN, PO, 02/15/18	35
1,572		Series 2934, Class HI, IO, 5.000%, 02/15/20	144
1,008		Series 2934, Class KI, IO, 5.000%, 02/15/20	100
374		Series 2945, Class SA, IF, 11.963%, 03/15/20	430
12,360		Series 2949, Class YZ, 5.500%, 03/15/35	13,411
427		Series 2967, Class JI, IO, 5.000%, 04/15/20	39
155		Series 2967, Class S, HB, IF, 32.813%, 04/15/25	262
241		Series 2971, Class GC, 5.000%, 07/15/18	245
26		Series 2979, Class BC, 5.000%, 04/15/20	28
78		Series 2989, Class PO, PO, 06/15/23	77
376		Series 2990, Class LK, VAR, 0.554%, 10/15/34	378
331		Series 2990, Class SL, HB, IF, 23.818%, 06/15/34	490
95		Series 2990, Class WP, IF, 16.553%, 06/15/35	112
1,177		Series 2994, Class FC, VAR, 0.584%, 02/15/33	1,175
65		Series 2996, Class FD, VAR, 0.434%, 06/15/35	65
2,115		Series 3013, Class AF, VAR, 0.434%, 05/15/35	2,118
286		Series 3022, Class SX, IF, 16.415%, 08/15/25	383
2,066		Series 3035, Class Z, 5.850%, 09/15/35	2,242
268		Series 3047, Class OB, 5.500%, 12/15/33	274
812		Series 3049, Class XF, VAR, 0.534%, 05/15/33	814
295		Series 3054, Class MI, IO, 5.500%, 05/15/34	14
831		Series 3068, Class QB, 4.500%, 06/15/20	868
725		Series 3077, Class TO, PO, 04/15/35	681

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
4	Series 3100, Class MA, VAR, 0.277%, 12/15/35	4
3,205	Series 3101, Class UZ, 6.000%, 01/15/36	3,557
526	Series 3117, Class EO, PO, 02/15/36	489
775	Series 3117, Class OG, PO, 02/15/36	735
528	Series 3117, Class OK, PO, 02/15/36	481
167	Series 3122, Class OH, PO, 03/15/36	155
11	Series 3122, Class ZB, 6.000%, 03/15/36	11
1,272	Series 3130, Class KZ, 5.500%, 12/15/34	1,394
98	Series 3134, Class PO, PO, 03/15/36	90
2,961	Series 3137, Class XP, 6.000%, 04/15/36	3,289
405	Series 3138, Class PO, PO, 04/15/36	376
1,176	Series 3143, Class BC, 5.500%, 02/15/36	1,297
1,837	Series 3147, Class PF, VAR, 0.484%, 04/15/36	1,840
66	Series 3149, Class SO, PO, 05/15/36	49
320	Series 3151, Class PD, 6.000%, 11/15/34	323
642	Series 3151, Class PO, PO, 05/15/36	593
802	Series 3152, Class MO, PO, 03/15/36	738
521	Series 3153, Class EO, PO, 05/15/36	480
3,340	Series 3156, Class AZ, 5.500%, 05/15/36	3,685
8,000	Series 3166, Class AC, 5.000%, 06/15/21 (m)	8,953
592	Series 3171, Class MO, PO, 06/15/36	561
533	Series 3174, Class PX, 5.000%, 06/15/17	559
472	Series 3179, Class OA, PO, 07/15/36	435
110	Series 3184, Class OA, PO, 02/15/33	110
443	Series 3194, Class SA, IF, IO, 6.916%, 07/15/36	60
777	Series 3195, Class PD, 6.500%, 07/15/36	870
716	Series 3200, Class PO, PO, 08/15/36	658
1,091	Series 3210, Class PO, PO, 05/15/36	1,043
1,836	Series 3218, Class BE, 6.000%, 09/15/35	1,943
733	Series 3219, Class DI, IO, 6.000%, 04/15/36	125
654	Series 3232, Class ST, IF, IO, 6.516%, 10/15/36	106
1,049	Series 3237, Class AO, PO, 11/15/36	986
701	Series 3253, Class PO, PO, 12/15/21	690
423	Series 3260, Class CS, IF, IO, 5.956%, 01/15/37	58
459	Series 3262, Class SG, IF, IO, 6.216%, 01/15/37	56
342	Series 3274, Class JO, PO, 02/15/37	312
384	Series 3274, Class MO, PO, 02/15/37	355

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
222		Series 3275, Class FL, VAR, 0.624%, 02/15/37	223
3,500		Series 3282, Class YD, 5.500%, 02/15/22	3,911
152		Series 3288, Class GS, IF, 2.480%, 03/15/37	153
1,403		Series 3290, Class SB, IF, IO, 6.266%, 03/15/37	176
324		Series 3305, Class MB, IF, 2.664%, 07/15/34	317
333		Series 3316, Class JO, PO, 05/15/37	308
2,500		Series 3329, Class JD, 6.000%, 06/15/36	2,708
—	(h)	Series 3342, Class VG, 6.000%, 11/15/23	—	(h)
241		Series 3371, Class FA, VAR, 0.784%, 09/15/37	243
664		Series 3373, Class TO, PO, 04/15/37	611
1,240		Series 3385, Class SN, IF, IO, 5.816%, 11/15/37	179
1,078		Series 3387, Class SA, IF, IO, 6.236%, 11/15/37	158
394		Series 3389, Class DQ, 5.750%, 10/15/35	411
515		Series 3393, Class JO, PO, 09/15/32	413
1,361		Series 3404, Class SC, IF, IO, 5.816%, 01/15/38	188
3,350		Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	34
640		Series 3422, Class LI, IO, 5.000%, 02/15/23	52
799		Series 3451, Class SA, IF, IO, 5.866%, 05/15/38	112
957		Series 3461, Class LZ, 6.000%, 06/15/38	1,060
1,745		Series 3481, Class SJ, IF, IO, 5.666%, 08/15/38	180
1,219		Series 3505, Class SA, IF, IO, 5.816%, 01/15/39	171
899		Series 3511, Class IO, IO, 5.000%, 12/15/21	75
620		Series 3511, Class SA, IF, IO, 5.816%, 02/15/39	88
840		Series 3515, Class PI, IO, 5.500%, 07/15/37	68
1,837		Series 3531, Class SA, IF, IO, 6.116%, 05/15/39	233
2,337		Series 3537, Class MI, IO, 5.000%, 06/15/38	387
202		Series 3546, Class A, VAR, 2.615%, 02/15/39	208
790		Series 3549, Class FA, VAR, 1.384%, 07/15/39	805
—	(h)	Series 3564, Class JA, 4.000%, 01/15/18	—	(h)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
2,125		Series 3572, Class JS, IF, IO, 6.616%, 09/15/39	332
805		Series 3604, Class PO, PO, 05/15/36	741
957		Series 3607, Class AO, PO, 04/15/36	869
957		Series 3607, Class BO, PO, 04/15/36	869
428		Series 3607, Class EO, PO, 02/15/33	421
1,569		Series 3607, Class PO, PO, 05/15/37	1,432
1,031		Series 3611, Class PO, PO, 07/15/34	948
1,700		Series 3614, Class QB, 4.000%, 12/15/24	1,766
941		Series 3621, Class BO, PO, 01/15/40	868
1,079		Series 3621, Class PO, PO, 01/15/40	993
1,235		Series 3623, Class LO, PO, 01/15/40	1,141
1,343		Series 3632, Class BS, IF, 16.886%, 02/15/40	1,967
2,514		Series 3653, Class HJ, 5.000%, 04/15/40	2,720
5,900		Series 3659, Class VG, 5.000%, 09/15/34	6,663
5,880		Series 3680, Class MA, 4.500%, 07/15/39	6,376
1,188		Series 3688, Class CU, VAR, 6.775%, 11/15/21	1,279
3,403		Series 3688, Class GT, VAR, 7.178%, 11/15/46	4,094
5,659		Series 3688, Class NI, IO, 5.000%, 04/15/32	663
8,195		Series 3704, Class CT, 7.000%, 12/15/36	9,771
5,178		Series 3704, Class DT, 7.500%, 11/15/36	5,946
4,212		Series 3704, Class ET, 7.500%, 12/15/36	5,106
6,616		Series 3714, Class IP, IO, 5.000%, 08/15/40	1,090
4,353		Series 3739, Class LI, IO, 4.000%, 03/15/34	285
3,768		Series 3740, Class SC, IF, IO, 5.816%, 10/15/40	735
2,373		Series 3747, Class CY, 4.500%, 10/15/40	2,447
1,500		Series 3747, Class PY, 4.000%, 10/15/40	1,485
4,590		Series 3759, Class HI, IO, 4.000%, 08/15/37	513
2,846		Series 3760, Class GI, IO, 4.000%, 10/15/37	306
1,500		Series 3770, Class PY, 5.000%, 12/15/40	1,650
3,771		Series 3795, Class EI, IO, 5.000%, 10/15/39	472
—	(h)	Series 3804, Class FN, VAR, 0.634%, 03/15/39	—	(h)
9,987		Series 3819, Class ZQ, 6.000%, 04/15/36	10,872
523		Series 3852, Class QN, IF, 5.500%, 05/15/41	535
836		Series 3852, Class TP, IF, 5.500%, 05/15/41	878
2,238		Series 3860, Class PZ, 5.000%, 05/15/41	2,375

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	199

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
1,340		Series 3895, Class WA, VAR, 5.714%, 10/15/38	1,483
1,283		Series 3898, Class AF, VAR, 0.754%, 06/15/41	1,290
5,000		Series 3920, Class LP, 5.000%, 01/15/34	5,436
5,062		Series 3925, Class FL, VAR, 0.634%, 01/15/41	5,114
—	(h)	Series 3960, Class JF, VAR, 0.634%, 04/15/41	—	(h)
4,265		Series 3966, Class BF, VAR, 0.684%, 10/15/40	4,309
5,901		Series 3966, Class NA, 4.000%, 12/15/41	5,989
4,001		Series 3998, Class GF, VAR, 0.634%, 05/15/36	4,025
4,322		Series 4001, Class NF, VAR, 0.684%, 01/15/39	4,352
1,895		Series 4012, Class NF, VAR, 0.634%, 12/15/38	1,907
1,000		Series 4015, Class MY, 3.500%, 03/15/42	932
4,404		Series 4048, Class FB, VAR, 0.584%, 10/15/41	4,421
6,307		Series 4048, Class FJ, VAR, 0.595%, 07/15/37	6,319
2,774		Series 4073, Class MF, VAR, 0.634%, 08/15/39	2,776
4,649		Series 4087, Class FA, VAR, 0.634%, 05/15/39	4,682
4,708		Series 4095, Class FB, VAR, 0.584%, 04/15/39	4,736
1,000		Series 4177, Class MQ, 2.500%, 03/15/43	819
		Federal Home Loan Mortgage Corp. STRIPS,
2		Series 1, Class B, IO, 8.000%, 10/15/18	—	(h)
1		Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)
9		Series 134, Class B, IO, 9.000%, 04/01/22	1
1,735		Series 191, Class IO, IO, 8.000%, 01/01/28	399
963		Series 197, Class PO, PO, 04/01/28	886
1,364		Series 233, Class 11, IO, 5.000%, 09/15/35	241
782		Series 233, Class 12, IO, 5.000%, 09/15/35	121
1,856		Series 233, Class 13, IO, 5.000%, 09/15/35	328
3,248		Series 239, Class S30, IF, IO, 7.516%, 08/15/36	484
681		Series 243, Class 16, IO, 4.500%, 11/15/20	57
1,126		Series 243, Class 17, IO, 4.500%, 12/15/20	96
32,948		Series 262, Class 35, 3.500%, 07/15/42 (m)	33,130
4,819		Series 270, Class F1, VAR, 0.684%, 08/15/42	4,871

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
4,825	Series 274, Class F1, VAR, 0.684%, 08/15/42	4,867
5,990	Series 279, Class F6, VAR, 0.634%, 09/15/42	6,023
6,707	Series 281, Class F1, VAR, 0.684%, 10/15/42	6,760
1,953	Series 299, Class 300, 3.000%, 01/15/43	1,928
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
382	Series T-41, Class 3A, VAR, 6.706%, 07/25/32 (m)	441
1,404	Series T-42, Class A5, 7.500%, 02/25/42	1,640
84	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	96
97	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	115
2,244	Series T-54, Class 2A, 6.500%, 02/25/43	2,678
1,100	Series T-54, Class 3A, 7.000%, 02/25/43	1,301
2,009	Series T-56, Class A5, 5.231%, 05/25/43	2,160
203	Series T-58, Class APO, PO, 09/25/43	163
192	Series T-59, Class 1AP, PO, 10/25/43	153
2,798	Series T-62, Class 1A1, VAR, 1.358%, 10/25/44	2,825
5,426	Series T-76, Class 2A, VAR, 3.851%, 10/25/37	5,415
	Federal National Mortgage Association - ACES,
4,000	Series 2010-M1, Class A2, 4.450%, 09/25/19	4,385
5,000	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	5,425
1,700	Series 2011-M1, Class A3, 3.763%, 06/25/21	1,773
9,480	Series 2011-M2, Class A3, 3.764%, 07/25/21	9,885
5,000	Series 2011-M4, Class A2, 3.726%, 06/25/21	5,214
5,051	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	4,970
4,800	Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	4,664
8,351	Series 2012-M11, Class FA, VAR, 0.716%, 08/25/19	8,329
2,504	Series 2013-M7, Class A2, 2.280%, 12/25/22	2,262
4,000	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	3,652
	Federal National Mortgage Association Grantor Trust,
35	Series 2001-T10, Class PO, PO, 12/25/41	33

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
693	Series 2001-T12, Class A2, 7.500%, 08/25/41	818
952	Series 2001-T7, Class A1, 7.500%, 02/25/41	1,116
306	Series 2002-T16, Class A2, 7.000%, 07/25/42	352
556	Series 2002-T19, Class A2, 7.000%, 07/25/42	653
351	Series 2002-T4, Class A2, 7.000%, 12/25/41	395
929	Series 2002-T4, Class A3, 7.500%, 12/25/41	1,059
774	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	812
585	Series 2004-T3, Class PT1, VAR, 8.827%, 01/25/44	652
	Federal National Mortgage Association REMIC Trust,
1,505	Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	1,707
5,346	Series 2002-W10, Class IO, IO, VAR, 0.951%, 08/25/42	129
471	Series 2003-W1, Class 1A1, VAR, 6.020%, 12/25/42	542
279	Series 2003-W1, Class 2A, VAR, 6.801%, 12/25/42	331
249	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	257
87	Series 2003-W4, Class 2A, VAR, 6.423%, 10/25/42	92
1,029	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,202
1,345	Series 2004-W4, Class A7, 5.500%, 06/25/34	1,447
576	Series 2006-W3, Class 1AF1, VAR, 0.424%, 10/25/46	574
699	Series 2006-W3, Class 2A, 6.000%, 09/25/46	798
1,604	Series 2007-W2, Class 1A1, VAR, 0.504%, 03/25/37	1,600
1,021	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	1,081
161	Series 2007-W7, Class 1A4, HB, IF, 38.076%, 07/25/37	274
4,454	Series 2009-W1, Class A, 6.000%, 12/25/49	5,099
	Federal National Mortgage Association REMIC,
40	Series 1988-7, Class Z, 9.250%, 04/25/18	44
2	Series 1988-11, Class D, PO, 05/25/18	2

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
218		Series 1988-21, Class G, 9.500%, 08/25/18	244
2		Series 1988-29, Class B, 9.500%, 12/25/18	2
3		Series 1989-21, Class G, 10.450%, 04/25/19	3
11		Series 1989-27, Class Y, 6.900%, 06/25/19	12
9		Series 1989-70, Class G, 8.000%, 10/25/19	10
5		Series 1989-78, Class H, 9.400%, 11/25/19	5
4		Series 1989-89, Class H, 9.000%, 11/25/19	4
3		Series 1990-60, Class K, 5.500%, 06/25/20	3
3		Series 1990-93, Class G, 5.500%, 08/25/20	3
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	2
27		Series 1990-102, Class J, 6.500%, 08/25/20	29
4		Series 1990-134, Class SC, HB, IF, 21.324%, 11/25/20	6
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	3
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
151		Series 1991-44, Class G, 8.500%, 05/25/21	169
—	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	1
6		Series 1992-101, Class J, 7.500%, 06/25/22	7
167		Series 1992-188, Class PZ, 7.500%, 10/25/22	188
177		Series 1993-25, Class J, 7.500%, 03/25/23	200
80		Series 1993-27, Class S, IF, 9.475%, 02/25/23	96
36		Series 1993-31, Class K, 7.500%, 03/25/23	40
338		Series 1993-54, Class Z, 7.000%, 04/25/23	381
18		Series 1993-62, Class SA, IF, 18.307%, 04/25/23	26
18		Series 1993-97, Class FA, VAR, 1.434%, 05/25/23	19
3		Series 1993-108, Class D, PO, 02/25/23	3
43		Series 1993-162, Class F, VAR, 1.134%, 08/25/23	44
7		Series 1993-165, Class SD, IF, 12.833%, 09/25/23	9
66		Series 1993-179, Class SB, HB, IF, 25.576%, 10/25/23	110
6		Series 1993-220, Class SG, IF, 15.632%, 11/25/13	6
2		Series 1993-225, Class SG, HB, IF, 26.743%, 12/25/13	2
13		Series 1993-228, Class G, PO, 09/25/23	12

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	201

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
11	Series 1993-230, Class FA, VAR, 0.784%, 12/25/23	11
138	Series 1993-250, Class Z, 7.000%, 12/25/23	143
907	Series 1994-26, Class J, PO, 01/25/24	841
100	Series 1994-37, Class L, 6.500%, 03/25/24	110
30	Series 1995-2, Class Z, 8.500%, 01/25/25	36
213	Series 1996-14, Class SE, IF, IO, 8.180%, 08/25/23	39
9	Series 1996-59, Class J, 6.500%, 08/25/22	10
74	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	3
22	Series 1997-24, Class Z, 8.000%, 04/18/27	26
19	Series 1997-27, Class J, 7.500%, 04/18/27	21
422	Series 1997-46, Class Z, 7.500%, 06/17/27	482
17	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	2
1,034	Series 1998-30, Class ZA, 6.500%, 05/20/28	1,160
17	Series 1998-36, Class J, 6.000%, 07/18/28	17
219	Series 1998-36, Class ZB, 6.000%, 07/18/28	241
133	Series 1998-43, Class SA, IF, IO, 17.727%, 04/25/23	50
101	Series 1999-57, Class Z, 7.500%, 12/25/19	114
119	Series 1999-62, Class PB, 7.500%, 12/18/29	137
401	Series 2000-18, Class EC, PO, 10/25/23	375
17	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	3
920	Series 2001-4, Class ZA, 6.500%, 03/25/31	1,040
1	Series 2001-5, Class OW, 6.000%, 03/25/16	1
89	Series 2001-7, Class PF, 7.000%, 03/25/31	102
123	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	28
180	Series 2001-36, Class DE, 7.000%, 08/25/31	207
480	Series 2001-38, Class FB, VAR, 0.684%, 08/25/31	482
95	Series 2001-44, Class PD, 7.000%, 09/25/31	107
153	Series 2001-44, Class PU, 7.000%, 09/25/31	176
234	Series 2001-49, Class LZ, 8.500%, 07/25/31	263
46	Series 2001-52, Class XN, 6.500%, 11/25/15	48

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
708		Series 2001-53, Class FX, VAR, 0.534%, 10/25/31	707
479		Series 2001-61, Class Z, 7.000%, 11/25/31	542
135		Series 2001-71, Class QE, 6.000%, 12/25/16	143
82		Series 2001-72, Class SX, IF, 17.037%, 12/25/31	116
76		Series 2001-74, Class MB, 6.000%, 12/25/16	80
104		Series 2002-1, Class HC, 6.500%, 02/25/22	115
58		Series 2002-1, Class SA, HB, IF, 24.589%, 02/25/32	104
101		Series 2002-1, Class UD, HB, IF, 23.856%, 12/25/23	162
358		Series 2002-7, Class FD, VAR, 0.884%, 04/25/29	363
57		Series 2002-9, Class ST, IF, 18.878%, 03/25/17	69
627		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	24
38		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	47
75		Series 2002-18, Class PC, 5.500%, 04/25/17	76
136		Series 2002-19, Class PE, 6.000%, 04/25/17	143
978		Series 2002-30, Class Z, 6.000%, 05/25/32	1,090
54		Series 2002-37, Class Z, 6.500%, 06/25/32	61
1,976		Series 2002-50, Class ZA, 6.000%, 05/25/31	2,202
1,193		Series 2002-60, Class FA, VAR, 0.934%, 02/25/31	1,209
1,193		Series 2002-60, Class FB, VAR, 0.934%, 02/25/31	1,209
423		Series 2002-62, Class ZE, 5.500%, 11/25/17	452
166		Series 2002-63, Class KC, 5.000%, 10/25/17	177
170		Series 2002-63, Class LB, 5.500%, 10/25/17	181
—	(h)	Series 2002-71, Class KM, 5.000%, 11/25/17	—	(h)
155		Series 2002-77, Class S, IF, 14.146%, 12/25/32	196
352		Series 2002-95, Class XD, 5.000%, 01/25/18	381
2,601		Series 2003-2, Class F, VAR, 0.934%, 02/25/33	2,635

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
495		Series 2003-7, Class A1, 6.500%, 12/25/42	574
1,428		Series 2003-14, Class TI, IO, 5.000%, 03/25/33	228
1,036		Series 2003-22, Class UD, 4.000%, 04/25/33	1,076
872		Series 2003-26, Class XS, IF, IO, 6.866%, 03/25/23	98
2,006		Series 2003-33, Class IA, IO, 6.500%, 05/25/33	309
88		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	17
2,224		Series 2003-44, Class IU, IO, 7.000%, 06/25/33	492
113		Series 2003-45, Class AI, IO, 5.500%, 05/25/33	3
60		Series 2003-52, Class SX, HB, IF, 22.398%, 10/25/31	105
363		Series 2003-55, Class CD, 5.000%, 06/25/23	396
857		Series 2003-71, Class IM, IO, 5.500%, 12/25/31	49
947		Series 2003-72, Class IE, IO, 5.500%, 08/25/33	157
50		Series 2003-74, Class SH, IF, 9.839%, 08/25/33	49
653		Series 2003-76, Class SH, IF, 13.832%, 09/25/31	748
839		Series 2003-80, Class SY, IF, IO, 7.466%, 06/25/23	84
—	(h)	Series 2003-81, Class LC, 4.500%, 09/25/18	—	(h)
1,107		Series 2003-83, Class PG, 5.000%, 06/25/23	1,183
934		Series 2003-86, Class ZA, 5.500%, 09/25/33	1,022
156		Series 2003-91, Class SD, IF, 12.193%, 09/25/33	182
4,308		Series 2003-105, Class AZ, 5.500%, 10/25/33	4,756
87		Series 2003-106, Class PO, PO, 08/25/17	86
1,012		Series 2003-116, Class SB, IF, IO, 7.416%, 11/25/33	205
10		Series 2003-128, Class KE, 4.500%, 01/25/14	10
163		Series 2003-130, Class SX, IF, 11.244%, 01/25/34	196
169		Series 2003-131, Class SK, IF, 15.832%, 01/25/34	220

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
154	Series 2003-132, Class OA, PO, 08/25/33	146
410	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	63
892	Series 2004-4, Class QI, IF, IO, 6.916%, 06/25/33	154
223	Series 2004-4, Class QM, IF, 13.832%, 06/25/33	273
504	Series 2004-10, Class SC, HB, IF, 27.864%, 02/25/34	698
887	Series 2004-17, Class H, 5.500%, 04/25/34	981
591	Series 2004-25, Class SA, IF, 19.019%, 04/25/34	851
2,002	Series 2004-28, Class PF, VAR, 0.584%, 03/25/34	2,008
586	Series 2004-36, Class SA, IF, 19.019%, 05/25/34	852
153	Series 2004-36, Class SN, IF, 13.832%, 07/25/33	183
802	Series 2004-46, Class EP, PO, 03/25/34	762
302	Series 2004-46, Class QB, HB, IF, 23.264%, 05/25/34	461
221	Series 2004-46, Class SK, IF, 15.994%, 05/25/34	293
4,961	Series 2004-50, Class VZ, 5.500%, 07/25/34	5,441
94	Series 2004-51, Class SY, IF, 13.872%, 07/25/34	119
682	Series 2004-53, Class NC, 5.500%, 07/25/24	750
328	Series 2004-59, Class BG, PO, 12/25/32	314
4,337	Series 2004-61, Class FH, VAR, 0.984%, 11/25/32	4,394
173	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	198
844	Series 2004-87, Class F, VAR, 0.934%, 01/25/34	855
13	Series 2004-92, Class JO, PO, 12/25/34	13
1,724	Series 2005-7, Class LO, PO, 02/25/35	1,563
349	Series 2005-13, Class FL, VAR, 0.584%, 03/25/35	351
1	Series 2005-14, Class BA, 4.500%, 04/25/19	1
186	Series 2005-15, Class MO, PO, 03/25/35	145
143	Series 2005-52, Class PA, 6.500%, 06/25/35	154
1,300	Series 2005-56, Class S, IF, IO, 6.526%, 07/25/35	246

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	203

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
1,267		Series 2005-57, Class EG, VAR, 0.484%, 03/25/35	1,268
7		Series 2005-58, Class PO, PO, 07/25/35	7
356		Series 2005-66, Class SG, IF, 16.915%, 07/25/35	486
2,084		Series 2005-66, Class SV, IF, IO, 6.566%, 07/25/35	324
1,137		Series 2005-67, Class HG, 5.500%, 01/25/35	1,214
—	(h)	Series 2005-68, Class BC, 5.250%, 06/25/35	—	(h)
1,352		Series 2005-68, Class PG, 5.500%, 08/25/35	1,497
307		Series 2005-73, Class PS, IF, 16.240%, 08/25/35	411
1,176		Series 2005-74, Class SK, IF, 19.624%, 05/25/35	1,703
1,017		Series 2005-84, Class XM, 5.750%, 10/25/35	1,125
395		Series 2005-90, Class AO, PO, 10/25/35	376
1,299		Series 2005-90, Class ES, IF, 16.415%, 10/25/35	1,742
755		Series 2005-90, Class PO, PO, 09/25/35	716
599		Series 2005-103, Class SC, IF, 10.932%, 07/25/35	755
914		Series 2005-106, Class US, HB, IF, 23.892%, 11/25/35	1,422
—	(h)	Series 2005-109, Class PB, 6.000%, 01/25/34	—	(h)
2,509		Series 2005-110, Class GK, 5.500%, 08/25/34	2,648
72		Series 2005-110, Class MJ, 5.500%, 01/25/33	72
482		Series 2005-116, Class PB, 6.000%, 04/25/34	511
5,685		Series 2006-8, Class WN, IF, IO, 6.516%, 03/25/36	1,020
1,550		Series 2006-8, Class WQ, PO, 03/25/36	1,423
222		Series 2006-15, Class OT, PO, 01/25/36	216
661		Series 2006-16, Class FC, VAR, 0.484%, 03/25/36	663
1,691		Series 2006-16, Class HZ, 5.500%, 03/25/36	1,839
430		Series 2006-23, Class KO, PO, 04/25/36	402
1,201		Series 2006-27, Class OH, PO, 04/25/36	1,128
1,259		Series 2006-33, Class ZB, 6.000%, 05/25/36	1,359
—	(h)	Series 2006-35, Class GD, 6.000%, 12/25/34	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,874	Series 2006-39, Class WC, 5.500%, 01/25/36	2,031
306	Series 2006-42, Class CF, VAR, 0.634%, 06/25/36	309
413	Series 2006-44, Class FP, VAR, 0.584%, 06/25/36	416
875	Series 2006-44, Class GO, PO, 06/25/36	806
1,986	Series 2006-44, Class P, PO, 12/25/33	1,827
1,697	Series 2006-46, Class UC, 5.500%, 12/25/35	1,857
475	Series 2006-50, Class JO, PO, 06/25/36	437
705	Series 2006-50, Class PS, PO, 06/25/36	649
1,317	Series 2006-53, Class US, IF, IO, 6.396%, 06/25/36	226
976	Series 2006-56, Class FC, VAR, 0.474%, 07/25/36	978
1,188	Series 2006-56, Class FT, VAR, 0.934%, 07/25/36	1,144
374	Series 2006-58, Class AP, PO, 07/25/36	351
420	Series 2006-58, Class FL, VAR, 0.644%, 07/25/36	424
890	Series 2006-58, Class PO, PO, 07/25/36	819
898	Series 2006-59, Class QO, PO, 01/25/33	884
515	Series 2006-60, Class DO, PO, 04/25/35	494
1,428	Series 2006-63, Class ZH, 6.500%, 07/25/36	1,601
357	Series 2006-65, Class QO, PO, 07/25/36	329
622	Series 2006-72, Class GO, PO, 08/25/36	595
342	Series 2006-72, Class HO, PO, 08/25/26	318
535	Series 2006-72, Class TO, PO, 08/25/36	503
4,278	Series 2006-77, Class PC, 6.500%, 08/25/36	4,801
1,428	Series 2006-78, Class BZ, 6.500%, 08/25/36	1,563
578	Series 2006-79, Class DO, PO, 08/25/36	534
644	Series 2006-86, Class OB, PO, 09/25/36	596
663	Series 2006-90, Class AO, PO, 09/25/36	609
3,767	Series 2006-94, Class GI, IF, IO, 6.466%, 10/25/26	632
158	Series 2006-94, Class GK, HB, IF, 32.330%, 10/25/26	279
496	Series 2006-102, Class MD, 6.000%, 01/25/35	509
2,059	Series 2006-105, Class ME, 5.500%, 11/25/36	2,301
507	Series 2006-110, Class PO, PO, 11/25/36	467
222	Series 2006-111, Class EO, PO, 11/25/36	206

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
728		Series 2006-113, Class PO, PO, 07/25/36	697
781		Series 2006-115, Class OK, PO, 12/25/36	720
1,163		Series 2006-117, Class GS, IF, IO, 6.466%, 12/25/36	192
496		Series 2006-118, Class A2, VAR, 0.258%, 12/25/36	463
368		Series 2006-119, Class PO, PO, 12/25/36	339
1,293		Series 2006-120, Class IO, IO, 6.500%, 12/25/36	241
1,252		Series 2006-120, Class PF, VAR, 0.434%, 12/25/36	1,253
1,279		Series 2006-126, Class AO, PO, 01/25/37	1,180
1,374		Series 2006-130, Class GI, IO, 6.500%, 07/25/32	182
99		Series 2007-1, Class SD, HB, IF, 37.896%, 02/25/37	156
454		Series 2007-7, Class SG, IF, IO, 6.316%, 08/25/36	93
2,707		Series 2007-14, Class ES, IF, IO, 6.256%, 03/25/37	363
609		Series 2007-14, Class OP, PO, 03/25/37	566
268		Series 2007-15, Class NO, PO, 03/25/22	258
734		Series 2007-16, Class FC, VAR, 0.934%, 03/25/37	730
1,613		Series 2007-16, Class FM, VAR, 0.414%, 03/25/37	1,610
—	(h)	Series 2007-18, Class BD, 5.750%, 05/25/36	—	(h)
1,901		Series 2007-18, Class MZ, 6.000%, 03/25/37	2,129
724		Series 2007-22, Class SC, IF, IO, 5.896%, 03/25/37	106
542		Series 2007-24, Class GW, 5.500%, 03/25/29	552
171		Series 2007-39, Class EF, VAR, 0.434%, 05/25/37	171
258		Series 2007-43, Class FL, VAR, 0.484%, 05/25/37	259
1,049		Series 2007-54, Class FA, VAR, 0.584%, 06/25/37	1,055
2,445		Series 2007-54, Class PF, VAR, 0.404%, 06/25/37	2,445
2,422		Series 2007-54, Class WI, IF, IO, 5.916%, 06/25/37	307
1,518		Series 2007-60, Class AX, IF, IO, 6.966%, 07/25/37	276
982		Series 2007-64, Class FB, VAR, 0.554%, 07/25/37	984

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,075	Series 2007-65, Class KI, IF, IO, 6.436%, 07/25/37	238
5,620	Series 2007-72, Class EK, IF, IO, 6.216%, 07/25/37	752
238	Series 2007-75, Class EO, PO, 01/25/36	238
2,841	Series 2007-76, Class ZG, 6.000%, 08/25/37	3,168
1,117	Series 2007-77, Class FG, VAR, 0.684%, 03/25/37	1,127
888	Series 2007-78, Class CB, 6.000%, 08/25/37	983
160	Series 2007-79, Class SB, HB, IF, 23.342%, 08/25/37	241
624	Series 2007-88, Class VI, IF, IO, 6.356%, 09/25/37	91
1,858	Series 2007-91, Class ES, IF, IO, 6.276%, 10/25/37	258
2,405	Series 2007-100, Class SM, IF, IO, 6.266%, 10/25/37	301
3,001	Series 2007-101, Class A2, VAR, 0.434%, 06/27/36	2,977
449	Series 2007-106, Class A7, VAR, 6.002%, 10/25/37	501
7,000	Series 2007-112, Class GB, 5.500%, 12/25/22	7,807
3,806	Series 2007-112, Class SA, IF, IO, 6.266%, 12/25/37	479
8,000	Series 2007-114, Class A6, VAR, 0.384%, 10/27/37	8,006
3,418	Series 2007-116, Class HI, IO, VAR, 1.590%, 01/25/38	246
82	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	7
2,063	Series 2008-1, Class BI, IF, IO, 5.726%, 02/25/38	202
858	Series 2008-10, Class XI, IF, IO, 6.046%, 03/25/38	101
440	Series 2008-12, Class IV, IO, 6.500%, 04/25/31	19
1,399	Series 2008-16, Class IS, IF, IO, 6.016%, 03/25/38	194
2,388	Series 2008-18, Class FA, VAR, 1.084%, 03/25/38	2,418
1,047	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	78
1,444	Series 2008-20, Class SA, IF, IO, 6.806%, 03/25/38	247
571	Series 2008-27, Class SN, IF, IO, 6.716%, 04/25/38	75

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	205

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
590	Series 2008-32, Class SA, IF, IO, 6.666%, 04/25/38	80
1,602	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	18
1,228	Series 2008-36, Class IA, IO, 4.500%, 10/25/22	57
146	Series 2008-44, Class PO, PO, 05/25/38	135
1,261	Series 2008-47, Class SI, IF, IO, 6.316%, 06/25/23	138
807	Series 2008-53, Class CI, IF, IO, 7.016%, 07/25/38	118
937	Series 2008-76, Class GF, VAR, 0.834%, 09/25/23	943
236	Series 2008-80, Class GP, 6.250%, 09/25/38	263
1,450	Series 2008-80, Class SA, IF, IO, 5.666%, 09/25/38	141
670	Series 2008-81, Class SB, IF, IO, 5.666%, 09/25/38	93
2,000	Series 2008-95, Class BA, 5.000%, 01/25/24	2,213
344	Series 2009-4, Class BD, 4.500%, 02/25/39	365
720	Series 2009-6, Class GS, IF, IO, 6.366%, 02/25/39	99
1,489	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	139
1,148	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	86
51	Series 2009-12, Class NI, IO, 5.500%, 08/25/22	—	(h)
287	Series 2009-14, Class YI, IO, 5.000%, 07/25/22	5
1,817	Series 2009-17, Class QS, IF, IO, 6.466%, 03/25/39	221
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	580
361	Series 2009-47, Class MT, 7.000%, 07/25/39	394
1,692	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	273
6,120	Series 2009-60, Class HT, 6.000%, 08/25/39	6,974
1,206	Series 2009-62, Class HJ, 6.000%, 05/25/39	1,327
236	Series 2009-63, Class P, 5.000%, 03/25/37	257
553	Series 2009-69, Class PO, PO, 09/25/39	510
242	Series 2009-79, Class UA, 7.000%, 03/25/38	278

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,496	Series 2009-84, Class WS, IF, IO, 5.716%, 10/25/39	151
1,405	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	221
2,162	Series 2009-86, Class OT, PO, 10/25/37	1,961
2,716	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	93
1,158	Series 2009-92, Class AD, 6.000%, 11/25/39	1,305
972	Series 2009-99, Class SC, IF, IO, 5.996%, 12/25/39	97
1,216	Series 2009-99, Class WA, VAR, 6.304%, 12/25/39	1,353
4,004	Series 2009-103, Class MB, VAR, 2.847%, 12/25/39	4,259
1,786	Series 2009-112, Class ST, IF, IO, 6.066%, 01/25/40	208
1,385	Series 2009-113, Class FB, VAR, 0.734%, 01/25/40	1,399
2,656	Series 2009-113, Class LB, VAR, 9.995%, 01/25/40	3,400
3,606	Series 2010-1, Class WA, VAR, 6.184%, 02/25/40 (m)	3,927
4,477	Series 2010-9, Class MB, 5.000%, 05/25/32	4,813
2,316	Series 2010-16, Class WA, VAR, 6.447%, 03/25/40	2,603
4,537	Series 2010-16, Class WB, VAR, 6.229%, 03/25/40	5,245
1,590	Series 2010-23, Class KS, IF, IO, 6.916%, 02/25/40	230
1,899	Series 2010-35, Class SB, IF, IO, 6.236%, 04/25/40	264
701	Series 2010-39, Class OT, PO, 10/25/35	641
1,677	Series 2010-40, Class FJ, VAR, 0.784%, 04/25/40	1,692
1,000	Series 2010-42, Class S, IF, IO, 6.216%, 05/25/40	138
2,138	Series 2010-43, Class FD, VAR, 0.784%, 05/25/40	2,160
1,850	Series 2010-45, Class BD, 4.500%, 11/25/38	1,925
1,877	Series 2010-47, Class AV, 5.000%, 05/25/21	1,977
1,835	Series 2010-49, Class SC, IF, 12.292%, 03/25/40	2,139
1,133	Series 2010-61, Class WA, VAR, 5.954%, 06/25/40	1,275

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
6,785		Series 2010-64, Class DM, 5.000%, 06/25/40 (m)	7,507
5,868		Series 2010-68, Class SA, IF, IO, 4.816%, 07/25/40	557
1,383		Series 2010-71, Class HJ, 5.500%, 07/25/40	1,557
4,460		Series 2010-103, Class SB, IF, IO, 5.916%, 11/25/49	639
8,339		Series 2010-111, Class AE, 5.500%, 04/25/38	9,061
2,000		Series 2010-111, Class AM, 5.500%, 10/25/40	2,236
5,824		Series 2010-111, Class WA, VAR, 6.048%, 10/25/40	6,709
756		Series 2010-123, Class FL, VAR, 0.614%, 11/25/40	757
5,907		Series 2010-125, Class SA, IF, IO, 4.256%, 11/25/40	546
2,721		Series 2010-130, Class CY, 4.500%, 11/25/40	2,874
4,159		Series 2010-133, Class A, 5.500%, 05/25/38	4,491
—	(h)	Series 2010-141, Class FA, VAR, 0.684%, 12/25/40	—	(h)
7,035		Series 2010-147, Class SA, IF, IO, 6.346%, 01/25/41	1,270
1,660		Series 2010-148, Class MA, 4.000%, 02/25/39	1,707
1,197		Series 2011-2, Class WA, VAR, 5.811%, 02/25/51	1,289
1,674		Series 2011-20, Class MW, 5.000%, 03/25/41	1,839
9,250		Series 2011-21, Class CV, 4.500%, 09/25/26	9,908
1,213		Series 2011-28, Class MA, 4.500%, 07/25/38	1,255
4,600		Series 2011-30, Class LS, IO, VAR, 2.806%, 04/25/41	319
5,452		Series 2011-39, Class ZA, 6.000%, 11/25/32	6,062
1,577		Series 2011-43, Class WA, VAR, 5.870%, 05/25/51	1,738
3,394		Series 2011-47, Class ZA, 5.500%, 07/25/38	3,740
3,344		Series 2011-56, Class VA, 5.000%, 09/25/40	3,627
2,939		Series 2011-58, Class WA, VAR, 5.406%, 07/25/51	3,038

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
797		Series 2011-75, Class FA, VAR, 0.734%, 08/25/41	805
4,023		Series 2011-118, Class LB, 7.000%, 11/25/41	4,620
7,516		Series 2011-118, Class MT, 7.000%, 11/25/41	8,769
7,935		Series 2011-118, Class NT, 7.000%, 11/25/41	9,160
—	(h)	Series 2011-124, Class JF, VAR, 0.584%, 02/25/41	—	(h)
2,238		Series 2011-149, Class EF, VAR, 0.684%, 07/25/41	2,254
3,205		Series 2011-149, Class MF, VAR, 0.684%, 11/25/41	3,230
—	(h)	Series 2012-3, Class PF, VAR, 0.584%, 04/25/40	—	(h)
2,489		Series 2012-14, Class FB, VAR, 0.634%, 08/25/37	2,505
6,000		Series 2012-14, Class FL, VAR, 0.634%, 12/25/40	6,060
4,963		Series 2012-21, Class WA, VAR, 5.622%, 03/25/52	5,326
15,871		Series 2012-47, Class HF, VAR, 0.584%, 05/25/27	16,008
4,170		Series 2012-58, Class FA, VAR, 0.684%, 03/25/39	4,218
—	(h)	Series 2012-66, Class HF, VAR, 0.484%, 03/25/41	—	(h)
3,303		Series 2012-72, Class QF, VAR, 0.634%, 01/25/38	3,324
1,835		Series 2012-87, Class KF, VAR, 0.634%, 09/25/37	1,848
14,481		Series 2012-89, Class FD, VAR, 0.634%, 04/25/39	14,611
3,147		Series 2012-97, Class FB, VAR, 0.684%, 09/25/42	3,174
7,629		Series 2012-101, Class FC, VAR, 0.684%, 09/25/42	7,629
7,913		Series 2012-112, Class FD, VAR, 0.684%, 10/25/42	7,913
5,760		Series 2012-137, Class CF, VAR, 0.484%, 08/25/41	5,769
7,711		Series 2013-4, Class AJ, 3.500%, 02/25/43	7,765
4,000		Series 2013-92, Class PO, PO, 09/25/43	2,874
70		Series G92-7, Class JQ, 8.500%, 01/25/22	79
11		Series G92-12, Class B, 7.700%, 02/25/22	13
16		Series G92-14, Class Z, 7.000%, 02/25/22	18
—	(h)	Series G92-27, Class SQ, HB, IF, 1,821.250%, 05/25/22	10

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	207

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
15	Series G92-42, Class Z, 7.000%, 07/25/22	17
315	Series G92-44, Class ZQ, 8.000%, 07/25/22	346
72	Series G92-54, Class ZQ, 7.500%, 09/25/22	80
138	Series G92-61, Class Z, 7.000%, 10/25/22	160
14	Series G92-62, Class B, PO, 10/25/22	13
94	Series G93-1, Class KA, 7.900%, 01/25/23	107
63	Series G93-17, Class SI, IF, 6.000%, 04/25/23	70
498	Series G94-7, Class PJ, 7.500%, 05/17/24	577
87	Series G97-2, Class ZA, 8.500%, 02/17/27	104
	Federal National Mortgage Association STRIPS,
5	Series 23, Class 2, IO, 10.000%, 09/01/17	1
4	Series 59, Class 2, IO, 9.500%, 07/01/17	—	(h)
321	Series 213, Class 2, IO, 8.000%, 03/01/23	48
12	Series 265, Class 2, 9.000%, 03/01/24	14
23	Series 285, Class 1, PO, 02/01/27	21
589	Series 293, Class 1, PO, 12/01/24	552
542	Series 300, Class 1, PO, 09/01/24	506
563	Series 331, Class 13, IO, 7.000%, 11/01/32	79
933	Series 339, Class 18, IO, 4.500%, 07/01/18	66
935	Series 339, Class 21, IO, 4.500%, 08/25/18	67
907	Series 339, Class 28, IO, 5.500%, 08/01/18	72
1,702	Series 345, Class 24, IO, VAR, 5.000%, 08/01/22	139
285	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	48
728	Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	124
937	Series 356, Class 3, IO, 5.000%, 01/01/35	145
1,678	Series 356, Class 39, IO, 5.000%, 01/01/20	163
1,367	Series 365, Class 8, IO, 5.500%, 05/01/36	246
256	Series 368, Class 3, IO, 4.500%, 11/01/20	18
488	Series 374, Class 5, IO, 5.500%, 08/01/36	77
1,403	Series 383, Class 32, IO, 6.000%, 01/01/38	241
200	Series 393, Class 6, IO, 5.500%, 04/25/37	30
12,239	Series 411, Class F1, VAR, 0.734%, 08/25/42	12,145
3,327	Series 412, Class F2, VAR, 0.684%, 08/25/42	3,359
	Federal National Mortgage Association Trust,
480	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	547
440	Series 2003-W8, Class 2A, 7.000%, 10/25/42	503
468	Series 2003-W8, Class 3F1, VAR, 0.584%, 05/25/42	464

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
691	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	782
819	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	948
1,614	Series 2005-W3, Class 2AF, VAR, 0.404%, 03/25/45	1,611
652	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	731
3,190	Series 2005-W4, Class 3A, VAR, 2.253%, 06/25/45	3,235
872	Series 2006-W2, Class 1AF1, VAR, 0.404%, 02/25/46	866
8,498	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.444%, 11/25/46 (m)	8,498
	Government National Mortgage Association,
928	Series 1994-7, Class PQ, 6.500%, 10/16/24	1,068
60	Series 1998-26, Class K, 7.500%, 09/17/25	69
306	Series 1999-4, Class ZB, 6.000%, 02/20/29	344
102	Series 1999-41, Class Z, 8.000%, 11/16/29	121
11	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	13
65	Series 1999-44, Class PC, 7.500%, 12/20/29	76
315	Series 1999-44, Class ZG, 8.000%, 12/20/29	373
288	Series 2000-7, Class ST, HB, IF, 38.564%, 01/16/30	616
134	Series 2000-9, Class Z, 8.000%, 06/20/30	160
698	Series 2000-9, Class ZJ, 8.500%, 02/16/30	837
495	Series 2000-10, Class ZP, 7.500%, 02/16/30	571
272	Series 2000-12, Class ST, HB, IF, 38.564%, 02/16/30	587
65	Series 2000-16, Class ZN, 7.500%, 02/16/30	66
634	Series 2000-21, Class Z, 9.000%, 03/16/30	757
42	Series 2000-36, Class HC, 7.330%, 11/20/30	48
26	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	5
1,052	Series 2001-21, Class PE, 6.500%, 05/16/31	1,199
189	Series 2001-31, Class SJ, HB, IF, 27.356%, 02/20/31	363
14	Series 2001-32, Class WA, IF, 19.665%, 07/20/31	23

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
130	Series 2001-35, Class SA, IF, IO, 8.066%, 08/16/31	32
126	Series 2001-36, Class S, IF, IO, 7.866%, 08/16/31	29
360	Series 2001-53, Class SR, IF, IO, 7.966%, 10/20/31	32
42	Series 2001-55, Class SF, HB, IF, 25.629%, 11/20/31	78
557	Series 2002-4, Class TD, 7.000%, 01/20/32	627
127	Series 2002-7, Class PG, 6.500%, 01/20/32	144
531	Series 2002-24, Class AG, IF, IO, 7.766%, 04/16/32	117
135	Series 2002-24, Class SB, IF, 11.649%, 04/16/32	177
431	Series 2002-24, Class Z, 8.500%, 04/16/32	492
1,006	Series 2002-31, Class SE, IF, IO, 7.316%, 04/16/30	185
40	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	47
319	Series 2002-40, Class UK, 6.500%, 06/20/32	364
93	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	112
185	Series 2002-45, Class QE, 6.500%, 06/20/32	211
226	Series 2002-47, Class PG, 6.500%, 07/16/32	259
32	Series 2002-51, Class SG, HB, IF, 31.702%, 04/20/31	63
53	Series 2002-69, Class PO, PO, 02/20/32	53
192	Series 2002-70, Class PS, IF, IO, 7.516%, 08/20/32	22
20	Series 2003-8, Class PO, PO, 01/16/32	20
1,132	Series 2003-11, Class SK, IF, IO, 7.516%, 02/16/33	223
4,539	Series 2003-12, Class VI, IO, 5.500%, 10/17/22	277
28	Series 2003-24, Class PO, PO, 03/16/33	25
965	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	193
1,045	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	92
1,985	Series 2003-60, Class ZN, 5.000%, 07/16/33	2,255
88	Series 2003-76, Class LS, IF, IO, 7.016%, 09/20/31	2
67	Series 2003-90, Class PO, PO, 10/20/33	53

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
954	Series 2003-112, Class SA, IF, IO, 6.366%, 12/16/33	163
2,993	Series 2003-112, Class TS, IF, IO, 6.766%, 10/20/32	264
2,694	Series 2004-11, Class SW, IF, IO, 5.316%, 02/20/34	358
87	Series 2004-15, Class SA, IF, 19.156%, 12/20/32	102
203	Series 2004-28, Class S, IF, 19.156%, 04/16/34	299
366	Series 2004-46, Class AO, PO, 06/20/34	338
2,028	Series 2004-59, Class SG, IF, IO, 6.316%, 07/20/34	283
238	Series 2004-68, Class PO, PO, 05/20/31	238
104	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	110
186	Series 2004-73, Class AE, IF, 14.475%, 08/17/34	231
3,031	Series 2004-73, Class JL, IF, IO, 6.366%, 09/16/34	455
310	Series 2004-85, Class PO, PO, 01/17/33	307
1,234	Series 2004-90, Class SI, IF, IO, 5.916%, 10/20/34	142
982	Series 2005-3, Class SB, IF, IO, 5.916%, 01/20/35	112
2,001	Series 2005-17, Class SL, IF, IO, 6.516%, 07/20/34	378
700	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	109
189	Series 2005-35, Class FL, VAR, 0.534%, 03/20/32	190
3,287	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	801
555	Series 2005-68, Class DP, IF, 15.990%, 06/17/35	729
2,544	Series 2005-68, Class KI, IF, IO, 6.116%, 09/20/35	380
723	Series 2005-69, Class SY, IF, IO, 6.566%, 11/20/33	112
1,544	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,738
1,036	Series 2005-85, Class IO, IO, 5.500%, 11/16/35	171
469	Series 2006-16, Class OP, PO, 03/20/36	417
327	Series 2006-22, Class AO, PO, 05/20/36	299
304	Series 2006-34, Class PO, PO, 07/20/36	280
1,556	Series 2006-38, Class SG, IF, IO, 6.466%, 09/20/33	97

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	209

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,215	Series 2006-38, Class SW, IF, IO, 6.316%, 06/20/36	150
417	Series 2006-59, Class SD, IF, IO, 6.516%, 10/20/36	75
1,415	Series 2007-9, Class DI, IF, IO, 6.326%, 03/20/37	236
592	Series 2007-17, Class AF, VAR, 0.384%, 04/16/37	594
2,284	Series 2007-17, Class JI, IF, IO, 6.626%, 04/16/37	441
314	Series 2007-17, Class JO, PO, 04/16/37	278
238	Series 2007-25, Class FN, VAR, 0.484%, 05/16/37	238
1,564	Series 2007-26, Class SC, IF, IO, 6.016%, 05/20/37	216
3,929	Series 2007-26, Class SW, IF, IO, 6.016%, 05/20/37	500
471	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	47
75	Series 2007-28, Class BO, PO, 05/20/37	69
1,558	Series 2007-31, Class AO, PO, 05/16/37	1,388
76	Series 2007-36, Class HO, PO, 06/16/37	67
1,524	Series 2007-36, Class SE, IF, IO, 6.286%, 06/16/37	223
2,174	Series 2007-36, Class SG, IF, IO, 6.286%, 06/20/37	350
1,389	Series 2007-40, Class SD, IF, IO, 6.566%, 07/20/37	256
1,405	Series 2007-42, Class SB, IF, IO, 6.566%, 07/20/37	262
558	Series 2007-45, Class QA, IF, IO, 6.456%, 07/20/37	100
1,115	Series 2007-50, Class AI, IF, IO, 6.591%, 08/20/37	206
223	Series 2007-53, Class SW, IF, 19.653%, 09/20/37	320
1,484	Series 2007-57, Class PO, PO, 03/20/37	1,406
1,204	Series 2007-57, Class QA, IF, IO, 6.316%, 10/20/37	180
1,492	Series 2007-71, Class SB, IF, IO, 6.516%, 07/20/36	166
2,847	Series 2007-74, Class SL, IF, IO, 6.356%, 11/16/37	528
1,144	Series 2007-76, Class SA, IF, IO, 6.346%, 11/20/37	161
1,786	Series 2007-79, Class SY, IF, IO, 6.366%, 12/20/37	253
610	Series 2007-81, Class SP, IF, IO, 6.466%, 12/20/37	110

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
479	Series 2007-82, Class SA, IF, IO, 6.346%, 12/20/37	68
235	Series 2008-1, Class PO, PO, 01/20/38	214
849	Series 2008-2, Class MS, IF, IO, 6.976%, 01/16/38	135
626	Series 2008-10, Class S, IF, IO, 5.646%, 02/20/38	87
2,295	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	389
519	Series 2008-20, Class PO, PO, 09/20/37	485
330	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	24
1,297	Series 2008-25, Class SB, IF, IO, 6.716%, 03/20/38	196
455	Series 2008-29, Class PO, PO, 02/17/33	431
1,363	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	159
522	Series 2008-33, Class XS, IF, IO, 7.516%, 04/16/38	90
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,684
1,394	Series 2008-36, Class SH, IF, IO, 6.116%, 04/20/38	197
3,860	Series 2008-40, Class SA, IF, IO, 6.216%, 05/16/38	634
1,385	Series 2008-41, Class SA, IF, IO, 6.156%, 05/20/38	191
599	Series 2008-47, Class V, 5.500%, 05/16/19	668
813	Series 2008-55, Class SA, IF, IO, 6.016%, 06/20/38	116
643	Series 2008-60, Class PO, PO, 01/20/38	629
4,051	Series 2008-62, Class SA, IF, IO, 5.966%, 07/20/38	565
1,675	Series 2008-64, Class ED, 6.500%, 04/20/28	1,906
333	Series 2008-71, Class SC, IF, IO, 5.816%, 08/20/38	44
1,085	Series 2008-93, Class AS, IF, IO, 5.516%, 12/20/38	148
3,083	Series 2008-95, Class DS, IF, IO, 7.116%, 12/20/38	495
831	Series 2008-96, Class SL, IF, IO, 5.816%, 12/20/38	94
1,411	Series 2009-6, Class SA, IF, IO, 5.916%, 02/16/39	178
1,815	Series 2009-10, Class SA, IF, IO, 5.766%, 02/20/39	265
1,528	Series 2009-10, Class SL, IF, IO, 6.316%, 03/16/34	149

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	765
1,046	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	198
1,159	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	217
1,153	Series 2009-24, Class DS, IF, IO, 6.116%, 03/20/39	136
770	Series 2009-25, Class SE, IF, IO, 7.416%, 09/20/38	131
472	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	72
983	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	212
265	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	9
2,369	Series 2009-42, Class SC, IF, IO, 5.896%, 06/20/39	269
1,208	Series 2009-43, Class SA, IF, IO, 5.766%, 06/20/39	149
686	Series 2009-44, Class VA, 5.500%, 05/16/20	709
2,362	Series 2009-64, Class SN, IF, IO, 5.916%, 07/16/39	286
525	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	89
2,085	Series 2009-67, Class SA, IF, IO, 5.866%, 08/16/39	257
2,823	Series 2009-72, Class SM, IF, IO, 6.066%, 08/16/39	369
500	Series 2009-79, Class OK, PO, 11/16/37	450
2,474	Series 2009-83, Class TS, IF, IO, 5.916%, 08/20/39	278
4,722	Series 2009-102, Class SM, IF, IO, 6.216%, 06/16/39	525
1,332	Series 2009-104, Class AB, 7.000%, 08/16/39	1,562
3,005	Series 2009-106, Class AS, IF, IO, 6.216%, 11/16/39	403
3,366	Series 2009-106, Class ST, IF, IO, 5.816%, 02/20/38	461
2,269	Series 2009-121, Class VA, 5.500%, 11/20/20	2,526
392	Series 2010-14, Class AO, PO, 12/20/32	383
444	Series 2010-14, Class BO, PO, 11/20/35	409
2,500	Series 2010-14, Class CO, PO, 08/20/35	2,096
2,553	Series 2010-14, Class QP, 6.000%, 12/20/39	2,788

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,977	Series 2010-41, Class WA, VAR, 5.834%, 10/20/33	3,374
1,608	Series 2010-103, Class WA, VAR, 5.755%, 08/20/34	1,786
1,764	Series 2010-129, Class AW, VAR, 6.126%, 04/20/37	1,983
1,756	Series 2010-130, Class CP, 7.000%, 10/16/40	2,044
4,465	Series 2010-157, Class OP, PO, 12/20/40	3,639
29,251	Series 2010-H17, Class XQ, VAR, 5.245%, 07/20/60	32,993
2,383	Series 2011-17, Class FP, VAR, 0.584%, 09/20/40	2,399
4,194	Series 2011-22, Class WA, VAR, 5.945%, 02/20/37	4,624
5,209	Series 2011-97, Class WA, VAR, 6.083%, 11/20/38	5,856
7,107	Series 2011-137, Class WA, VAR, 5.524%, 07/20/40	8,040
5,138	Series 2011-163, Class WA, VAR, 5.801%, 12/20/38	5,614
8,526	Series 2012-24, Class WA, VAR, 5.619%, 07/20/41	9,460
9,633	Series 2012-52, Class WA, VAR, 6.132%, 04/20/38	10,586
2,642	Series 2012-59, Class WA, VAR, 5.581%, 08/20/38	2,856
12,691	Series 2012-138, Class PT, VAR, 3.938%, 11/16/42	12,917
13,443	Series 2012-141, Class WA, VAR, 4.541%, 11/16/41	14,116
12,002	Series 2012-141, Class WB, VAR, 3.963%, 09/16/42	12,195
7,185	Series 2012-141, Class WC, VAR, 3.766%, 01/20/42	7,422
24,222	Series 2012-H10, Class FA, VAR, 0.745%, 12/20/61	24,166
9,423	Series 2012-H15, Class FA, VAR, 0.645%, 05/20/62	9,393
5,891	Series 2012-H20, Class KA, 2.000%, 06/20/62	5,848
18,914	Series 2012-H21, Class CF, VAR, 0.895%, 05/20/61	18,972
19,856	Series 2012-H21, Class DF, VAR, 0.845%, 05/20/61	19,887
9,828	Series 2012-H22, Class FD, VAR, 0.665%, 01/20/61	9,787
15,365	Series 2012-H24, Class FA, VAR, 0.645%, 03/20/60	15,316

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	211

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
9,751	Series 2012-H24, Class FD, VAR, 0.785%, 09/20/62	9,747
20,332	Series 2012-H24, Class FE, VAR, 0.795%, 10/20/62	20,329
7,612	Series 2012-H24, Class FG, VAR, 0.625%, 04/20/60	7,582
7,899	Series 2012-H26, Class JA, VAR, 0.745%, 10/20/61	7,885
14,834	Series 2012-H26, Class MA, VAR, 0.745%, 07/20/62	14,810
8,782	Series 2012-H27, Class FB, VAR, 0.695%, 10/20/62	8,757
11,492	Series 2012-H28, Class FA, VAR, 0.775%, 09/20/62	11,482
5,022	Series 2012-H30, Class JA, VAR, 0.675%, 01/20/60	5,039
5,311	Series 2012-H30, Class PA, VAR, 0.645%, 11/20/59	5,296
11,489	Series 2012-H31, Class FD, VAR, 0.535%, 12/20/62	11,354
4,681	Series 2013-26, Class AK, VAR, 4.657%, 09/20/41	4,990
5,702	Series 2013-54, Class WA, VAR, 4.710%, 11/20/42	6,102
1,887	Series 2013-75, Class WA, VAR, 5.247%, 06/20/40	2,102
11,987	Series 2013-H01, Class FA, 1.650%, 01/20/63	11,570
5,944	Series 2013-H01, Class JA, VAR, 0.515%, 01/20/63	5,857
6,897	Series 2013-H01, Class TA, VAR, 0.695%, 01/20/63	6,876
1,821	Series 2013-H02, Class HF, VAR, 0.495%, 11/20/62	1,811
7,424	Series 2013-H03, Class FA, VAR, 0.495%, 08/20/60	7,382
15,564	Series 2013-H04, Class BA, 1.650%, 02/20/63	15,003
4,895	Series 2013-H04, Class SA, VAR, 0.615%, 02/20/63	4,843
1,978	Series 2013-H05, Class FB, VAR, 0.595%, 02/20/62	1,965
2,949	Series 2013-H07, Class GA, VAR, 0.665%, 03/20/63	2,929
7,464	Series 2013-H07, Class HA, VAR, 0.605%, 03/20/63	7,388
13,536	Series 2013-H07, Class JA, 1.750%, 03/20/63	13,086

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
4,998	Series 2013-H07, Class MA, VAR, 0.745%, 04/20/62	4,989
5,943	Series 2013-H08, Class FC, VAR, 0.645%, 02/20/63	5,897
6,025	Series 2013-H09, Class HA, 1.650%, 04/20/63	5,801
	NCUA Guaranteed Notes Trust,
3,121	Series 2010-R3, Class 1A, VAR, 0.746%, 12/08/20	3,160
902	Series 2010-R3, Class 3A, 2.400%, 12/08/20	900
	Vendee Mortgage Trust,
4,494	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	4,952
609	Series 1996-1, Class 1Z, 6.750%, 02/15/26	685
345	Series 1996-2, Class 1Z, 6.750%, 06/15/26	400
686	Series 1997-1, Class 2Z, 7.500%, 02/15/27	780
505	Series 1998-1, Class 2E, 7.000%, 09/15/27	578

		1,405,585

	Non-Agency CMO — 15.2%
	AJAX Mortgage Loan Trust,
5,599	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	5,533
3,232	Series 2013-B, Class A, VAR, 3.750%, 02/25/51 (e) (i)	3,251
	Alternative Loan Trust,
136	Series 2002-8, Class A4, 6.500%, 07/25/32	140
736	Series 2002-11, Class M, 6.500%, 10/25/32	723
237	Series 2003-6T2, Class A6, 5.500%, 06/25/33	225
163	Series 2003-J1, Class PO, PO, 10/25/33	146
1,780	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,750
702	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	709
84	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	86
1,476	Series 2005-1CB, Class 1A6, IF, IO, 6.916%, 03/25/35	278
6,641	Series 2005-20CB, Class 3A8, IF, IO, 4.566%, 07/25/35	841

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
4,503	Series 2005-22T1, Class A2, IF, IO, 4.886%, 06/25/35	722
204	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	161
8,713	Series 2005-37T1, Class A2, IF, IO, 4.866%, 09/25/35	1,253
1,639	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,482
9,764	Series 2005-54CB, Class 1A2, IF, IO, 4.666%, 11/25/35	1,342
45	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	46
1,155	Series 2005-57CB, Class 3A2, IF, IO, 4.916%, 12/25/35	182
739	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	641
892	Series 2005-86CB, Class A11, 5.500%, 02/25/36	735
3,278	Series 2005-J1, Class 1A4, IF, IO, 4.916%, 02/25/35	340
22,026	Series 2006-7CB, Class 1A2, IF, IO, 5.116%, 05/25/36	3,758
944	Series 2006-26CB, Class A9, 6.500%, 09/25/36	738
103	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	104
	American General Mortgage Loan Trust,
882	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	921
1,019	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	1,016
5,300	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	5,430
758	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	768
1,346	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	1,403
1,900	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,978
900	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	938
	ASG Resecuritization Trust,
705	Series 2009-1, Class A60, VAR, 2.223%, 06/26/37 (e)	695
584	Series 2009-2, Class A55, VAR, 4.863%, 05/24/36 (e)	597
1,288	Series 2009-2, Class G60, VAR, 4.863%, 05/24/36 (e)	1,354

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
2,780	Series 2009-3, Class A65, VAR, 2.298%, 03/26/37 (e)	2,789
1,977	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	2,004
1,194	Series 2010-1, Class A85, VAR, 0.584%, 02/27/36 (e)	1,161
4,711	Series 2010-2, Class A60, VAR, 2.075%, 01/28/37 (e)	4,635
500	Series 2010-3, Class 2A22, VAR, 0.411%, 10/28/36 (e)	495
180	Series 2010-4, Class 2A20, VAR, 0.359%, 11/28/36 (e)	178
849	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	885
2,038	Series 2011-1, Class 3A50, VAR, 2.528%, 11/28/35 (e)	1,999
885	Series 2011-2, Class A48S, HB, IF, 23.533%, 02/28/36 (e)	1,150
	Banc of America Alternative Loan Trust,
229	Series 2003-3, Class APO, PO, 05/25/33	177
931	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	947
1,063	Series 2003-7, Class 2A4, 5.000%, 09/25/18	1,086
341	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	348
562	Series 2003-11, Class 2A1, 6.000%, 01/25/34	587
279	Series 2003-11, Class PO, PO, 01/25/34	207
767	Series 2004-1, Class 1A1, 6.000%, 02/25/34	786
190	Series 2004-1, Class 5A1, 5.500%, 02/25/19	196
116	Series 2004-6, Class 3A2, 6.000%, 07/25/34	116
3,065	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	682
2,593	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	594
7,173	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	7,090
	Banc of America Funding Trust,
208	Series 2004-1, Class PO, PO, 03/25/34	187
1,108	Series 2004-3, Class 1A1, 5.500%, 10/25/34	1,135
933	Series 2004-C, Class 1A1, VAR, 5.066%, 12/20/34	919

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	213

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,154	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	158
219	Series 2005-4, Class 30PO, PO, 08/25/35	167
689	Series 2005-6, Class 2A7, 5.500%, 10/25/35	678
83	Series 2005-7, Class 30PO, PO, 11/25/35	65
411	Series 2005-8, Class 30PO, PO, 01/25/36	304
2,171	Series 2005-E, Class 4A1, VAR, 2.688%, 03/20/35	2,160
1,821	Series 2010-R11A, Class 1A6, VAR, 5.239%, 08/26/35 (e)	1,858
106	Series 2010-R4, Class 5A1, VAR, 0.334%, 07/26/36 (e)	106
1,184	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	1,204
	Banc of America Mortgage Trust,
946	Series 2003-3, Class 1A7, 5.500%, 05/25/33	974
176	Series 2003-3, Class 2A1, VAR, 0.734%, 05/25/18	170
409	Series 2003-6, Class 2A1, VAR, 0.634%, 08/25/18	394
348	Series 2003-8, Class 2A5, 5.000%, 11/25/18	357
137	Series 2003-8, Class APO, PO, 11/25/33	116
170	Series 2003-9, Class 1A2, PO, 12/25/33	141
942	Series 2003-A, Class 4A1, VAR, 2.964%, 02/25/33	920
668	Series 2003-C, Class 3A1, VAR, 2.872%, 04/25/33	668
1,408	Series 2003-E, Class 2A2, VAR, 2.855%, 06/25/33	1,392
1,286	Series 2003-J, Class 3A2, VAR, 2.777%, 11/25/33	1,273
1,134	Series 2004-3, Class 15IO, IO, VAR, 0.265%, 04/25/19	5
1,643	Series 2004-3, Class 1A26, 5.500%, 04/25/34	1,669
150	Series 2004-4, Class APO, PO, 05/25/34	126
12,485	Series 2004-5, Class 15IO, IO, VAR, 0.223%, 06/25/19	42
1,561	Series 2004-6, Class 1A3, 5.500%, 05/25/34	1,629
132	Series 2004-6, Class APO, PO, 07/25/34	110
74	Series 2004-9, Class 3A1, 6.500%, 09/25/32	77
938	Series 2004-C, Class 2A2, VAR, 2.960%, 04/25/34	930

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,041	Series 2004-J, Class 3A1, VAR, 3.463%, 11/25/34	1,019
	BCAP LLC Trust,
474	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	472
993	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	1,040
2,000	Series 2009-RR14, Class 3A2, VAR, 2.706%, 08/26/35 (e)	1,910
372	Series 2009-RR14, Class 4A1, VAR, 2.620%, 03/26/36 (e)	372
1,041	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	1,060
579	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	590
1,022	Series 2010-RR12, Class 4A5, VAR, 2.885%, 10/26/36 (e)	1,035
451	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e)	453
84	Series 2010-RR4, Class 2A1, VAR, 0.934%, 06/26/37 (e)	83
2,238	Series 2010-RR5, Class 2A5, VAR, 5.303%, 04/26/37 (e)	2,223
136	Series 2010-RR6, Class 5A1, VAR, 4.658%, 11/26/37 (e)	135
759	Series 2010-RR7, Class 15A1, VAR, 0.984%, 01/26/36 (e)	741
955	Series 2010-RR7, Class 16A1, VAR, 0.862%, 02/26/47 (e)	929
1,341	Series 2010-RR7, Class 1A5, VAR, 4.982%, 04/26/35 (e)	1,315
5,013	Series 2010-RR7, Class 2A1, VAR, 2.278%, 07/26/45 (e)	4,860
596	Series 2010-RR8, Class 3A3, VAR, 5.060%, 05/26/35 (e)	613
1,500	Series 2010-RR8, Class 3A4, VAR, 5.060%, 05/26/35 (e)	1,424
968	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	974
1,461	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	1,494
2,605	Series 2011-RR10, Class 2A1, VAR, 1.076%, 09/26/37 (e)	2,347
1,850	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,786
2,205	Series 2011-RR5, Class 11A3, VAR, 0.334%, 05/28/36 (e)	2,036
915	Series 2011-RR5, Class 14A3, VAR, 2.704%, 07/26/36 (e)	914

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,551	Series 2012-RR1, Class 5A1, VAR, 6.268%, 07/26/37 (e)	1,590
5,727	Series 2012-RR10, Class 1A1, VAR, 0.414%, 02/26/37 (e)	5,344
4,694	Series 2012-RR10, Class 3A1, VAR, 0.374%, 05/26/36 (e)	4,371
3,364	Series 2012-RR2, Class 1A1, VAR, 0.354%, 08/26/36 (e)	3,249
4,041	Series 2012-RR3, Class 2A5, VAR, 2.312%, 05/26/37 (e)	3,995
2,386	Series 2012-RR4, Class 8A3, VAR, 0.414%, 06/26/47 (e)	2,259
745	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.684%, 03/25/35	717
	Bear Stearns ARM Trust,
498	Series 2003-4, Class 3A1, VAR, 2.527%, 07/25/33	491
227	Series 2003-7, Class 3A, VAR, 2.529%, 10/25/33	225
711	Series 2004-1, Class 12A1, VAR, 2.945%, 04/25/34	692
563	Series 2004-2, Class 14A, VAR, 5.051%, 05/25/34	560
1,563	Series 2005-5, Class A1, VAR, 2.210%, 08/25/35	1,546
2,306	Series 2006-1, Class A1, VAR, 2.430%, 02/25/36	2,208
1,096	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	1,152
2,675	CAM Mortgage Trust, Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	2,634
205	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-9, Class 1P, PO, 11/25/33	180
	Chase Mortgage Finance Trust,
350	Series 2004-S3, Class 2A5, 5.500%, 03/25/34	364
5,049	Series 2007-A1, Class 1A3, VAR, 2.875%, 02/25/37	4,978
447	Series 2007-A1, Class 2A1, VAR, 2.719%, 02/25/37	444
613	Series 2007-A1, Class 7A1, VAR, 2.701%, 02/25/37	610
1,088	Series 2007-A1, Class 9A1, VAR, 2.792%, 02/25/37	1,079
1,166	Series 2007-A2, Class 2A1, VAR, 2.920%, 07/25/37	1,153

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	CHL Mortgage Pass-Through Trust,
750	Series 2002-36, Class A22, 6.000%, 01/25/33	768
108	Series 2003-18, Class A12, 5.500%, 07/25/33	111
420	Series 2003-26, Class 1A6, 3.500%, 08/25/33	419
2,020	Series 2003-39, Class A6, 5.000%, 10/25/33	2,083
46	Series 2003-44, Class A9, PO, 10/25/33	46
50	Series 2003-J10, Class 2A1, 5.000%, 11/25/18	51
1,263	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	1,304
166	Series 2003-J7, Class 4A3, IF, 9.535%, 08/25/18	173
686	Series 2004-3, Class A26, 5.500%, 04/25/34	697
124	Series 2004-3, Class PO, PO, 04/25/34	103
1,785	Series 2004-5, Class 1A4, 5.500%, 06/25/34	1,856
195	Series 2004-7, Class 2A1, VAR, 2.701%, 06/25/34	190
1,016	Series 2004-13, Class 1A4, 5.500%, 08/25/34	1,056
292	Series 2004-HYB1, Class 2A, VAR, 2.787%, 05/20/34	272
1,158	Series 2004-HYB3, Class 2A, VAR, 2.564%, 06/20/34	1,058
757	Series 2004-HYB6, Class A3, VAR, 2.838%, 11/21/34	691
211	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	217
540	Series 2005-16, Class A23, 5.500%, 09/25/35	521
1,990	Series 2005-22, Class 2A1, VAR, 2.977%, 11/25/35	1,580
5,903	Series 2007-4, Class 1A52, IF, IO, 5.216%, 05/25/37	960
147	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-6, Class APO, PO, 09/25/35	121
451	Citicorp Mortgage Securities, Inc., Series 2004-5, Class 2A5, 4.500%, 08/25/34	466
	Citigroup Mortgage Loan Trust,
1,947	2.110%, 01/12/18	1,948
2,485	Series 2008-AR4, Class 1A1A, VAR, 2.912%, 11/25/38 (e)	2,518

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	215

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,772	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	1,825
1,405	Series 2009-10, Class 1A1, VAR, 2.428%, 09/25/33 (e)	1,430
1,420	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	1,463
1,893	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	1,941
615	Series 2010-7, Class 10A1, VAR, 2.618%, 02/25/35 (e)	627
8,738	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	8,805
8,560	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	8,765
121	Series 2011-3, Class 1A1, VAR, 0.264%, 02/25/47 (e)	120
1,026	Series 2011-10, Class 4A1, VAR, 0.383%, 02/25/46 (e)	985
	Citigroup Mortgage Loan Trust, Inc.,
341	Series 2003-1, Class 2A5, 5.250%, 10/25/33	348
164	Series 2003-1, Class PO3, PO, 09/25/33	144
28	Series 2003-1, Class WA2, 6.500%, 06/25/31	29
34	Series 2003-1, Class WPO2, PO, 06/25/31	30
70	Series 2003-UP3, Class A3, 7.000%, 09/25/33	73
135	Series 2003-UST1, Class A1, 5.500%, 12/25/18	141
22	Series 2003-UST1, Class PO1, PO, 12/25/18	20
48	Series 2003-UST1, Class PO2, PO, 12/25/18	42
15	Series 2003-UST1, Class PO3, PO, 12/25/18	13
546	Series 2004-UST1, Class A3, VAR, 2.430%, 08/25/34	540
272	Series 2004-UST1, Class A6, VAR, 4.116%, 08/25/34	268
337	Series 2005-1, Class 2A1A, VAR, 2.792%, 04/25/35	260
936	Series 2005-2, Class 2A11, 5.500%, 05/25/35	938
893	Series 2005-5, Class 1A2, VAR, 3.714%, 08/25/35	583
2,500	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	2,425
	Credit Suisse First Boston Mortgage Securities Corp.,
1,164	Series 2003-1, Class DB1, 6.564%, 02/25/33	1,184

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
615	Series 2003-21, Class 1A4, 5.250%, 09/25/33	635
2,102	Series 2003-27, Class 5A3, 5.250%, 11/25/33	2,125
884	Series 2003-27, Class 5A4, 5.250%, 11/25/33	890
669	Series 2003-29, Class 1A1, 6.500%, 12/25/33	717
468	Series 2003-29, Class 5A1, 7.000%, 12/25/33	501
1,152	Series 2003-AR15, Class 3A1, VAR, 2.790%, 06/25/33	1,120
965	Series 2004-4, Class 2A4, 5.500%, 09/25/34	1,030
695	Series 2004-5, Class 3A1, 5.250%, 08/25/19	715
1,067	Series 2004-8, Class 1A4, 5.500%, 12/25/34	1,129
85	Series 2004-8, Class 3A5, 5.500%, 12/25/34	85
2,392	Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	542
1,812	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	364
1,704	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	1,747
	CSMC,
1,150	Series 2010-16, Class A3, VAR, 3.946%, 06/25/50 (e)	1,139
2,250	Series 2010-16, Class A4, VAR, 3.946%, 06/25/50 (e)	2,175
265	Series 2010-1R, Class 26A1, 4.750%, 05/28/37 (e)	263
460	Series 2010-1R, Class 5A1, VAR, 4.972%, 01/29/36 (e)	476
16,971	Series 2010-11R, Class A6, VAR, 1.186%, 06/30/47 (e)	15,766
253	Series 2010-12R, Class 14A1, VAR, 2.631%, 09/26/46 (e)	253
508	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/28/37 (e)	504
86	Series 2010-15R, Class 7A2, VAR, 1.230%, 10/27/37 (e)	86
2,572	Series 2011-1R, Class A1, VAR, 1.184%, 02/27/47 (e)	2,557
992	Series 2011-6R, Class 3A1, VAR, 2.736%, 07/28/36 (e)	966

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,170	Series 2011-7R, Class A1, VAR, 1.434%, 08/28/47 (e)	2,162
4,372	Series 2011-9R, Class A1, VAR, 2.184%, 03/28/46 (e)	4,369
3,387	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	3,442
1,622	Series 2012-2R, Class 2A1, VAR, 2.587%, 03/27/47 (e)	1,527
4,203	Series 2012-3R, Class 1A1, VAR, 3.250%, 02/27/42 (e)	4,194
605	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.663%, 02/25/20	628
298	Deutsche Mortgage Securities, Inc., Mortgage Loan Resecuritization Trust, Series 2009-RS2, Class 4A1, VAR, 0.320%, 04/28/37 (e)	292
	First Horizon Alternative Mortgage Securities Trust,
1,359	Series 2004-AA4, Class A1, VAR, 2.349%, 10/25/34	1,298
376	Series 2005-AA5, Class 1A2, VAR, 2.375%, 07/25/35	44
776	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	677
9,511	Series 2007-FA4, Class 1A2, IF, IO, 5.466%, 08/25/37	1,611
	First Horizon Mortgage Pass-Through Trust,
86	Series 2003-7, Class 2A1, 4.500%, 09/25/18	89
112	Series 2003-8, Class 2A1, 4.500%, 09/25/18	115
1,919	Series 2003-9, Class 1A6, 5.500%, 11/25/33	1,990
432	Series 2004-AR2, Class 2A1, VAR, 2.627%, 05/25/34	423
619	Series 2004-AR7, Class 2A2, VAR, 2.554%, 02/25/35	615
1,136	Series 2005-AR1, Class 2A2, VAR, 2.658%, 04/25/35	1,124
	Freedom Trust,
49	Series 2011-3, Class A11, VAR, 5.000%, 09/01/51 (e)	49
1,268	Series 2011-4, Class A18, VAR, 4.869%, 03/25/37 (e)	1,280
	GMACM Mortgage Loan Trust,
663	Series 2003-AR1, Class A4, VAR, 3.145%, 10/19/33	667

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
2,009	Series 2003-AR2, Class 2A4, VAR, 3.456%, 12/19/33	1,978
94	Series 2003-J7, Class A10, 5.500%, 11/25/33	97
669	Series 2003-J7, Class A7, 5.000%, 11/25/33	681
107	Series 2003-J8, Class A, 5.250%, 12/25/33	111
920	Series 2004-J1, Class A20, 5.500%, 04/25/34	974
2,104	Series 2004-J5, Class A7, 6.500%, 01/25/35	2,233
620	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	639
3,294	Series 2005-AR3, Class 3A4, VAR, 3.309%, 06/19/35	3,085
	GSMPS Mortgage Loan Trust,
592	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	623
284	Series 2004-4, Class 1AF, VAR, 0.584%, 06/25/34 (e)	248
567	Series 2005-RP2, Class 1AF, VAR, 0.534%, 03/25/35 (e)	480
3,348	Series 2005-RP3, Class 1AF, VAR, 0.534%, 09/25/35 (e)	2,774
1,522	Series 2005-RP3, Class 1AS, IO, VAR, 4.893%, 09/25/35 (e)	223
3,192	Series 2006-RP2, Class 1AS2, IF, IO, 4.925%, 04/25/36 (e)	438
	GSR Mortgage Loan Trust,
246	Series 2003-13, Class 1A1, VAR, 3.020%, 10/25/33	245
111	Series 2003-6F, Class A2, VAR, 0.584%, 09/25/32	104
1,193	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	1,210
97	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	97
1,757	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,858
2,925	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	3,059
354	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	350
410	Series 2005-5F, Class 8A3, VAR, 0.684%, 06/25/35	386
3,400	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	3,455
497	Series 2006-1F, Class 1AP, PO, 02/25/36	370

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	217

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
7,095	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	6,438
2,437	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	2,385
5,872	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/25/53 (e) (i)	5,695
338	Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 0.964%, 04/25/35	294
1,028	Impac Secured Assets CMN Owner Trust, Series 2001-8, Class A6, 6.440%, 01/25/32	1,046
	Impac Secured Assets Trust,
1,083	Series 2006-1, Class 2A1, VAR, 0.534%, 05/25/36	1,054
1,949	Series 2006-2, Class 2A1, VAR, 0.534%, 08/25/36	1,859
	Indymac Index Mortgage Loan Trust,
7,286	Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	1
265	Series 2006-AR3, Class 2A1A, VAR, 2.620%, 03/25/36	181
	JP Morgan Mortgage Trust,
491	Series 2004-A3, Class 4A1, VAR, 2.754%, 07/25/34	496
439	Series 2004-A4, Class 1A1, VAR, 2.769%, 09/25/34	441
220	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	227
1,174	Series 2005-A1, Class 3A4, VAR, 4.269%, 02/25/35	1,175
1,843	Series 2006-A2, Class 4A1, VAR, 2.735%, 08/25/34	1,813
1,502	Series 2006-A2, Class 5A2, VAR, 2.849%, 11/25/33	1,445
2,718	Series 2006-A2, Class 5A3, VAR, 2.849%, 11/25/33	2,706
630	Series 2006-A3, Class 6A1, VAR, 2.769%, 08/25/34	613
659	Series 2007-A1, Class 5A2, VAR, 2.950%, 07/25/35	659
551	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.865%, 08/28/35 (e)	550
30	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	30
	Lehman Mortgage Trust,
777	Series 2006-2, Class 1A1, VAR, 6.363%, 04/25/36	737

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
573	Series 2007-6, Class 1A8, 6.000%, 07/25/37	485
1,151	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,101
	LVII Resecuritization Trust,
3,000	Series 2009-2, Class M3, VAR, 5.080%, 09/29/37 (e)	3,125
1,200	Series 2009-3, Class M3, VAR, 5.441%, 11/30/37 (e)	1,237
1,377	Series 2009-3, Class M4, VAR, 5.441%, 11/30/37 (e)	1,421
	MASTR Adjustable Rate Mortgages Trust,
195	Series 2004-3, Class 4A2, VAR, 2.393%, 04/25/34	186
52	Series 2004-4, Class 2A1, VAR, 2.007%, 05/25/34	45
489	Series 2004-13, Class 2A1, VAR, 2.672%, 04/21/34	495
2,651	Series 2004-13, Class 3A7, VAR, 2.622%, 11/21/34	2,705
279	Series 2004-15, Class 3A1, VAR, 3.311%, 12/25/34	266
	MASTR Alternative Loan Trust,
313	Series 2003-4, Class 2A1, 6.250%, 06/25/33	326
304	Series 2003-8, Class 3A1, 5.500%, 12/25/33	320
604	Series 2003-8, Class 5A1, 5.000%, 11/25/18	638
142	Series 2003-9, Class 8A1, 6.000%, 01/25/34	145
125	Series 2004-1, Class 30PO, PO, 02/25/34	96
618	Series 2004-3, Class 2A1, 6.250%, 04/25/34	631
265	Series 2004-3, Class 30PO, PO, 04/25/34	205
288	Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	46
354	Series 2004-5, Class 30PO, PO, 06/25/34	306
162	Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	31
159	Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	31
1,521	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,562
140	Series 2004-7, Class 30PO, PO, 08/25/34	108
559	Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	103

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
339	Series 2004-10, Class 1A1, 4.500%, 09/25/19	346
2,727	Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	709
	MASTR Asset Securitization Trust,
230	Series 2003-2, Class 1A1, 5.000%, 03/25/18	232
91	Series 2003-2, Class 2A1, 4.500%, 03/25/18	91
501	Series 2003-3, Class 3A18, 5.500%, 04/25/33	516
73	Series 2003-4, Class 3A2, 5.000%, 05/25/18	75
142	Series 2003-4, Class 5A1, 5.500%, 05/25/33	151
157	Series 2003-8, Class 1A1, 5.500%, 09/25/33	164
155	Series 2003-9, Class 15PO, PO, 10/25/18	143
23	Series 2003-10, Class 15PO, PO, 11/25/18	22
13	Series 2003-11, Class 15PO, PO, 12/25/18	12
270	Series 2003-12, Class 6A1, 5.000%, 12/25/33	276
80	Series 2004-1, Class 30PO, PO, 02/25/34	69
84	Series 2004-3, Class PO, PO, 03/25/34	74
122	Series 2004-4, Class 3A1, 4.500%, 04/25/19	125
70	Series 2004-8, Class 1A1, 4.750%, 08/25/19	72
90	Series 2004-8, Class PO, PO, 08/25/19	82
64	Series 2004-9, Class 5A1, 5.250%, 09/25/19	66
1,064	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,120
3,006	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.534%, 05/25/35 (e)	2,541
1,317	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	1,053
	Merrill Lynch Mortgage Investors Trust,
722	Series 2003-A, Class 2A2, VAR, 1.217%, 03/25/28	705
232	Series 2003-A4, Class 2A, VAR, 2.665%, 07/25/33	234
824	Series 2003-A5, Class 2A6, VAR, 2.394%, 08/25/33	819
724	Series 2003-E, Class A1, VAR, 0.804%, 10/25/28	686
3,370	Series 2003-F, Class A1, VAR, 0.824%, 10/25/28	3,299

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — Continued
984		Series 2004-1, Class 2A1, VAR, 2.209%, 12/25/34	970
1,130		Series 2004-A4, Class A2, VAR, 2.509%, 08/25/34	1,140
1,319		Series 2004-D, Class A2, VAR, 1.117%, 08/25/29	1,295
881		Series 2004-E, Class A2A, VAR, 0.797%, 11/25/29	840
160		Series 2005-A1, Class 3A, VAR, 3.010%, 12/25/34	158
—	(h)	ML Trust VII, Series 7, Class B, PO, 04/20/18	—	(h)
26		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	28
1,214		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.697%, 04/25/34	1,264
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,297.410%, 04/20/21	3
		MortgageIT Trust,
667		Series 2005-1, Class 1A1, VAR, 0.504%, 02/25/35	621
263		Series 2005-5, Class A1, VAR, 0.444%, 12/25/35	229
619		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	634
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
150		Series 2003-A1, Class A1, 5.500%, 05/25/33	153
52		Series 2003-A1, Class A2, 6.000%, 05/25/33	54
42		Series 2003-A1, Class A5, 7.000%, 04/25/33	44
13		Series 2003-A1, Class A7, 5.000%, 04/25/18	14
2,434		Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.560%, 03/26/36 (e)	2,452
		Prime Mortgage Trust,
82		Series 2004-1, Class 2A3, 5.250%, 08/25/34	84
1,134		Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,203
538		Series 2005-4, Class 2PO, PO, 10/25/35	162
845		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.747%, 05/25/35	845

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	219

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	RALI Trust,
144	Series 2001-QS19, Class A2, 6.000%, 12/25/16	146
41	Series 2002-QS16, Class A3, IF, 16.238%, 10/25/17	43
1,027	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	1,061
232	Series 2003-QR24, Class A5, 4.000%, 07/25/33	238
128	Series 2003-QS1, Class A6, 4.250%, 01/25/33	129
435	Series 2003-QS12, Class A2A, IF, IO, 7.416%, 06/25/18	48
191	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	14
2,992	Series 2003-QS13, Class A2, 4.000%, 07/25/33	2,787
846	Series 2003-QS13, Class A5, VAR, 0.834%, 07/25/33	790
5,026	Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	84
700	Series 2003-QS14, Class A1, 5.000%, 07/25/18	714
518	Series 2003-QS18, Class A1, 5.000%, 09/25/18	533
654	Series 2003-QS19, Class A1, 5.750%, 10/25/33	698
147	Series 2003-QS3, Class A2, IF, 16.095%, 02/25/18	161
191	Series 2003-QS3, Class A8, IF, IO, 7.416%, 02/25/18	11
355	Series 2003-QS9, Class A3, IF, IO, 7.366%, 05/25/18	42
889	Series 2004-QA4, Class NB3, VAR, 4.076%, 09/25/34	838
333	Series 2004-QA6, Class NB2, VAR, 3.165%, 12/25/34	287
239	Series 2004-QS10, Class A6, 6.000%, 07/25/34	242
1,661	Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,690
274	Series 2005-QA10, Class A31, VAR, 3.717%, 09/25/35	220
1,845	Series 2005-QA6, Class A32, VAR, 3.715%, 05/25/35	1,216
503	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	409

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	RBSSP Resecuritization Trust,
1,037	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	1,084
384	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	398
362	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	365
789	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	791
1,163	Series 2009-12, Class 1A1, VAR, 5.955%, 11/26/33 (e)	1,202
1,581	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	1,613
2,287	Series 2012-3, Class 3A1, VAR, 0.334%, 10/26/36 (e)	2,043
11,233	Series 2012-6, Class 2A1, VAR, 0.344%, 10/26/26 (e) (i)	10,426
	Residential Asset Securitization Trust,
40	Series 2002-A13, Class A4, 5.250%, 12/25/17	41
256	Series 2003-A13, Class A3, 5.500%, 01/25/34	263
63	Series 2003-A14, Class A1, 4.750%, 02/25/19	65
438	Series 2003-A5, Class A1, 5.500%, 06/25/33	457
731	Series 2004-IP2, Class 1A1, VAR, 2.611%, 12/25/34	724
2,792	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	713
5,573	Series 2005-A2, Class A4, IF, IO, 4.866%, 03/25/35	899
947	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	808
632	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	535
	RFMSI Trust,
1,411	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,415
119	Series 2003-S14, Class A4, PO, 07/25/18	110
314	Series 2003-S16, Class A3, 5.000%, 09/25/18	315
353	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	361
845	Series 2003-S4, Class A4, 5.750%, 03/25/33	855
325	Series 2004-S6, Class 2A6, PO, 06/25/34	280
709	Series 2005-SA4, Class 1A1, VAR, 2.875%, 09/25/35	572

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	RFSC Trust,
8	Series 2002-RM1, Class API, PO, 12/25/17	7
31	Series 2003-RM2, Class AP-3, PO, 05/25/33	27
3,101	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	3,110
	Salomon Brothers Mortgage Securities VII, Inc.,
941	Series 2003-HYB1, Class A, VAR, 3.079%, 09/25/33	936
45	Series 2003-UP2, Class PO1, PO, 12/25/18	41
	Sequoia Mortgage Trust,
1,409	Series 2003-1, Class 1A, VAR, 0.944%, 04/20/33	1,353
1,615	Series 2004-8, Class A1, VAR, 0.534%, 09/20/34	1,555
1,596	Series 2004-8, Class A2, VAR, 0.833%, 09/20/34	1,536
4,553	Series 2004-9, Class A1, VAR, 0.524%, 11/20/34	4,336
1,336	Series 2004-10, Class A1A, VAR, 0.494%, 11/20/34	1,300
	Springleaf Mortgage Loan Trust,
2,372	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	2,448
2,650	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	2,776
1,218	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	1,241
2,500	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	2,626
5,505	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	5,575
2,500	Series 2012-2A, Class M2, VAR, 4.610%, 10/25/57 (e)	2,563
4,000	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	4,141
8,264	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	8,186
3,081	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	3,030
1,413	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	1,376
943	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	925
437	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	434
7,480	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	7,348
2,644	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	2,529

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,800	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	1,729
1,268	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	1,198
3,360	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	3,327
1,493	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,439
2,487	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.885%, 06/25/34	2,481
	Structured Asset Mortgage Investments II Trust,
1,734	Series 2004-AR5, Class 1A1, VAR, 0.844%, 10/19/34	1,700
3,497	Series 2005-AR5, Class A3, VAR, 0.434%, 07/19/35	3,392
2,946	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 4.319%, 12/25/33	2,906
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
217	Series 2003-16, Class A3, VAR, 0.684%, 06/25/33	211
331	Series 2003-32, Class 1A1, VAR, 5.533%, 11/25/33	337
784	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	803
370	Series 2003-33H, Class 1APO, PO, 10/25/33	339
874	Series 2003-34A, Class 3A3, VAR, 2.582%, 11/25/33	858
2,026	Series 2004-5H, Class A4, 5.540%, 12/25/33	2,084
404	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	409
	Thornburg Mortgage Securities Trust,
176	Series 2003-4, Class A1, VAR, 0.824%, 09/25/43	167
205	Series 2004-1, Class II2A, VAR, 1.789%, 03/25/44	202
	Vericrest Opportunity Loan Transferee,
2,660	Series 2012-NL2A, Class A1, 2.487%, 02/26/52 (e)	2,665
429	Series 2012-NL2A, Class A2, 6.414%, 02/26/52 (e)	440
6,643	Series 2012-NL3A, Class A, VAR, 2.734%, 11/25/60 (e)	6,594
5,137	Series 2013-1A, Class A, VAR, 3.105%, 11/25/50 (e)	5,141

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	221

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	WaMu Mortgage Pass-Through Certificates,
47	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	48
1,980	Series 2003-AR11, Class A6, VAR, 2.460%, 10/25/33	1,971
1,030	Series 2003-AR7, Class A7, VAR, 2.319%, 08/25/33	1,024
771	Series 2003-AR8, Class A, VAR, 2.448%, 08/25/33	770
2,864	Series 2003-AR9, Class 1A6, VAR, 2.428%, 09/25/33	2,865
780	Series 2003-AR9, Class 2A, VAR, 2.456%, 09/25/33	776
861	Series 2003-S1, Class A5, 5.500%, 04/25/33	892
244	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	248
89	Series 2003-S7, Class A1, 4.500%, 08/25/18	90
371	Series 2003-S8, Class A6, 4.500%, 09/25/18	381
2,364	Series 2003-S9, Class A8, 5.250%, 10/25/33	2,449
76	Series 2003-S9, Class P, PO, 10/25/33	66
187	Series 2004-AR3, Class A1, VAR, 2.457%, 06/25/34	188
1,267	Series 2004-AR3, Class A2, VAR, 2.457%, 06/25/34	1,272
954	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	981
279	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	290
478	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	503
154	Series 2004-S1, Class 1A3, VAR, 0.584%, 03/25/34	153
3,345	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	3,479
248	Series 2006-AR10, Class 2P, VAR, 3.282%, 09/25/36	146
	Washington Mutual Mortgage Pass-Through Certificates WMALT,
301	Series 2005-1, Class 1A1, 5.500%, 03/25/35	291
9,510	Series 2005-2, Class 1A4, IF, IO, 4.866%, 04/25/35	1,504
1,188	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,096
179	Series 2005-4, Class DP, PO, 06/25/20	159

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,142	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,042
12,801	Series 2005-11, Class A4, IF, IO, 4.766%, 01/25/36	1,523
	Washington Mutual MSC Mortgage Pass-Through Certificates,
736	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	815
72	Series 2004-RA4, Class 1P, PO, 04/25/19	67
1,142	Wedgewood Real Estate Trust, Series 2013-1A, Class A, VAR, 3.967%, 07/25/43 (e) (i)	1,142
2,149	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	2,153
	Wells Fargo Mortgage-Backed Securities Trust,
339	Series 2003-17, Class APO, PO, 01/25/34	279
1,592	Series 2003-G, Class A1, VAR, 2.490%, 07/25/33	1,581
345	Series 2003-K, Class 1A1, VAR, 4.292%, 11/25/33	345
95	Series 2003-K, Class 1A2, VAR, 4.292%, 11/25/33	95
230	Series 2004-1, Class A11, PO, 02/25/34	200
174	Series 2004-B, Class A1, VAR, 4.960%, 02/25/34	172
193	Series 2004-BB, Class A4, VAR, 2.625%, 01/25/35	194
1,377	Series 2004-EE, Class 2A1, VAR, 2.623%, 12/25/34	1,372
172	Series 2004-EE, Class 2A2, VAR, 2.623%, 12/25/34	172
720	Series 2004-EE, Class 3A1, VAR, 2.853%, 12/25/34	716
1,851	Series 2004-I, Class 1A1, VAR, 2.765%, 07/25/34	1,844
4,073	Series 2004-P, Class 2A1, VAR, 2.614%, 09/25/34	4,077
124	Series 2004-Q, Class 1A3, VAR, 2.620%, 09/25/34	123
2,241	Series 2004-U, Class A1, VAR, 2.748%, 10/25/34	2,212
1,039	Series 2004-V, Class 1A1, VAR, 2.648%, 10/25/34	1,055
356	Series 2005-1, Class 2A1, 5.000%, 03/25/20	368
263	Series 2005-9, Class 1APO, PO, 10/25/35	213
412	Series 2005-13, Class A1, 5.000%, 11/25/20	423

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
506	Series 2005-AR16, Class 2A1, VAR, 2.718%, 10/25/35	505
997	Series 2005-AR8, Class 2A1, VAR, 2.703%, 06/25/35	1,000
1,668	Series 2007-7, Class A7, 6.000%, 06/25/37	1,574
1,037	Series 2007-11, Class A14, 6.000%, 08/25/37	989

		554,089

	Total Collateralized Mortgage Obligations (Cost $1,908,154)	1,959,674

Commercial Mortgage-Backed Securities — 4.1%
	A10 Securitization LLC,
2,955	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	2,981
4,716	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	4,672
1,120	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	1,047
	Banc of America Commercial Mortgage Trust,
2,555	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	2,800
2,000	Series 2006-4, Class A4, 5.634%, 07/10/46	2,182
755	Series 2006-5, Class A4, 5.414%, 09/10/47	823
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
700	Series 2005-3, Class A4, 4.668%, 07/10/43	738
800	Series 2005-3, Class AM, 4.727%, 07/10/43	830
500	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	535
	BB-UBS Trust,
3,700	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	3,437
5,000	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	4,689
	Bear Stearns Commercial Mortgage Securities Trust,
675	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	691
500	Series 2006-PW11, Class A4, VAR, 5.610%, 03/11/39	542

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,100	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.393%, 07/15/44	1,146
	COBALT CMBS Commercial Mortgage Trust,
2,196	Series 2006-C1, Class A4, 5.223%, 08/15/48	2,366
3,000	Series 2006-C1, Class AM, 5.254%, 08/15/48	3,113
	COMM Mortgage Trust,
6,069	Series 2012-CR2, Class XA, IO, VAR, 2.114%, 08/15/45	698
1,247	Series 2013-SFS, Class A2, VAR, 3.086%, 04/13/35 (e)	1,153
1,650	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.350%, 01/17/32	1,656
	Commercial Mortgage Pass-Through Certificates,
1,658	Series 2012-MVP, Class A, VAR, 2.131%, 11/19/26 (e)	1,660
140,365	Series 2013-CR9, Class XB, IO, VAR, 0.251%, 07/10/45 (e)	1,797
700	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 6.056%, 07/10/38	763
1,500	Credit Suisse Commercial Mortgage Trust, Series 2013-300P, Class A1, VAR, 4.353%, 08/10/30 (e)	1,535
2,530	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	2,603
3,407	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	3,426
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class B, VAR, 4.846%, 06/10/48	1,030
3,013	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	2,958
	GS Mortgage Securities Corp. Trust,
20,000	Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/06/31 (e)	1,381
2,444	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	2,438
22,777	GS Mortgage Securities Trust, Series 2006-GG8, Class X, IO, VAR, 0.774%, 11/14/39 (e)	341
1,113	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A4, 4.404%, 01/12/39	1,125

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	223

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
	JP Morgan Chase Commercial Mortgage Securities Trust,
93,793	Series 2006-CB15, Class X1, IO, VAR, 0.434%, 06/12/43	574
600	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	611
1,000	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,106
26,723	KGS-Alpha SBA COOF Trust, Series 2012-6, Class A, IO, VAR, 0.618%, 05/25/39 (e)	685
2,686	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	2,476
	LB-UBS Commercial Mortgage Trust,
803	Series 2004-C2, Class A4, 4.367%, 03/15/36	812
61,247	Series 2006-C1, Class XCL, IO, VAR, 0.532%, 02/15/41 (e)	515
1,925	Series 2007-C1, Class AM, 5.455%, 02/15/40	2,079
830	Series 2007-C2, Class A3, 5.430%, 02/15/40	909
500	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.872%, 05/12/39	548
925	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 09/12/49	1,033
	Morgan Stanley Capital I Trust,
2,138	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	2,190
250	Series 2007-T27, Class A4, VAR, 5.816%, 06/11/42	280
1,213	Series 2011-C3, Class A3, 4.054%, 07/16/49	1,273
1,500	Series 2012-C4, Class A3, 2.991%, 03/17/45	1,499
	Morgan Stanley Re-REMIC Trust,
2,902	Series 2009-IO, Class B, PO, 07/17/56 (e)	2,818
2	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	2
3,684	Series 2010-HQ4B, Class A7A, 4.970%, 04/18/40 (e)	3,762
1,313	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	1,315
7,349	Series 2012-IO, Class AXA, 1.000%, 03/29/51 (e)	7,285
9,817	Series 2012-XA, Class A, 2.000%, 07/28/49 (e)	9,900
1,700	Series 2012-XA, Class B, 0.250%, 07/28/49 (e)	1,404

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	NCUA Guaranteed Notes Trust,
2,460	Series 2010-C1, Class A2, 2.900%, 10/29/20	2,539
8,031	Series 2010-C1, Class APT, 2.650%, 10/29/20	8,242
4,165	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.384%, 08/25/29 (e)	4,158
504	N-Star Real Estate CDO Ltd., Series 2013-1A, Class B, PO, 07/25/29 (e)	501
2,123	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/13/31 (e)	1,947
3,158	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 12/17/18 (e)	3,151
7,873	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.529%, 05/12/45 (e)	1,073
3,175	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	3,049
	UBS-Barclays Commercial Mortgage Trust,
1,300	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,273
15,374	Series 2012-C2, Class XA, IO, VAR, 1.963%, 05/10/63 (e)	1,445
857	Series 2013-C6, Class A4, 3.244%, 04/12/46	812
2,991	VNO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	2,783
	Wachovia Bank Commercial Mortgage Trust,
1,069	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	1,083
2,500	Series 2005-C22, Class A4, VAR, 5.465%, 12/15/44	2,673
130,405	Series 2006-C24, Class XC, IO, VAR, 0.276%, 03/15/45 (e)	470
3,000	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.800%, 03/20/28 (e)	2,859
6,267	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	6,270
	WFRBS Commercial Mortgage Trust,
1,250	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,307
609	Series 2012-C6, Class A1, 1.081%, 04/15/45	609
1,200	Series 2012-C6, Class A4, 3.440%, 04/15/45	1,181

	Total Commercial Mortgage-Backed Securities (Cost $149,476)	147,657

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — 37.2%
		Federal Home Loan Mortgage Corp.,
193		ARM, 2.117%, 05/01/37	204
279		ARM, 2.159%, 08/01/36	294
234		ARM, 2.213%, 10/01/36	247
483		ARM, 2.241%, 10/01/36	510
211		ARM, 2.355%, 12/01/33	222
296		ARM, 2.370%, 05/01/36	315
28		ARM, 2.382%, 01/01/30	30
879		ARM, 2.398%, 03/01/37	940
160		ARM, 2.459%, 03/01/35	169
118		ARM, 2.550%, 10/01/37	124
271		ARM, 2.561%, 04/01/34	286
362		ARM, 2.571%, 12/01/35	388
245		ARM, 2.637%, 09/01/36	258
436		ARM, 2.640%, 11/01/36	465
119		ARM, 2.657%, 07/01/37	127
298		ARM, 2.707%, 11/01/36	316
639		ARM, 2.711%, 06/01/36	682
251		ARM, 2.722%, 03/01/36	267
238		ARM, 2.751%, 05/01/38	253
161		ARM, 2.754%, 09/01/37	172
273		ARM, 2.755%, 02/01/37	291
342		ARM, 2.889%, 04/01/38	366
195		ARM, 2.984%, 12/01/36	206
165		ARM, 3.001%, 02/01/37	176
111		ARM, 3.066%, 02/01/37	118
1,019		ARM, 3.239%, 10/01/36	1,072
604		ARM, 3.363%, 03/01/36	648
351		ARM, 5.031%, 01/01/35	375
657		ARM, 5.074%, 11/01/36	699
218		ARM, 5.724%, 11/01/36	229
80		ARM, 5.947%, 10/01/36	83
79		ARM, 6.354%, 02/01/37	84
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
143		3.500%, 05/01/19	149
811		4.000%, 07/01/18 - 05/01/19	854
384		4.500%, 10/01/18	404
163		5.000%, 12/01/18	173
2,091		5.500%, 06/01/17 - 02/01/23	2,259
1,658		6.000%, 06/01/17 - 03/01/22	1,750
428		6.500%, 02/01/17 - 03/01/22	461
173		7.000%, 03/01/17 - 07/01/17	185
—	(h)	7.500%, 10/01/14	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
33,925	3.500%, 01/01/32 - 09/01/32 (m)	34,620
3,467	4.000%, 02/01/32	3,610
2,537	5.500%, 04/01/27 - 03/01/28	2,758
593	6.000%, 01/01/14 - 02/01/24	647
1,305	6.500%, 05/01/22 - 01/01/28	1,440
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
227	4.000%, 10/01/33	236
15,133	4.500%, 09/01/40 - 05/01/41	15,934
16,160	5.000%, 05/01/36 - 08/01/40	17,429
4,639	5.500%, 01/01/33 - 03/01/40	5,029
685	6.000%, 11/01/28 - 12/01/33	757
4,472	6.500%, 05/01/24 - 03/01/38 (m)	5,026
1,104	7.000%, 07/01/29 - 10/01/36	1,265
98	7.500%, 09/01/38	115
31	8.500%, 08/01/30	32
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,214	7.500%, 01/01/32 - 12/01/36	1,401
749	10.000%, 10/01/30	871
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
31,543	3.500%, 10/01/32 - 06/01/43	31,415
15,892	4.000%, 09/01/32 - 10/01/42	16,355
4,245	5.500%, 02/01/18 - 12/01/35	4,512
4,676	6.000%, 02/01/33 - 04/01/36	5,082
5,604	6.500%, 11/01/36 - 10/17/38	6,188
130	7.000%, 12/01/14 - 08/01/47	138
65	10.500%, 07/20/21	70
2,557	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K029, Class A2, VAR, 3.320%, 02/25/23	2,516
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
7	7.500%, 03/01/17 - 05/01/17	6
4	8.750%, 06/01/17	4
3	10.500%, 05/01/19	3
3	12.000%, 08/01/15 - 07/01/19	3
	Federal National Mortgage Association,
609	ARM, 1.584%, 08/01/34	628
252	ARM, 1.786%, 01/01/33	263
405	ARM, 1.788%, 07/01/33	433
11	ARM, 1.908%, 03/01/19	11
284	ARM, 1.922%, 02/01/35	299

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	225

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
518	ARM, 1.950%, 02/01/35	541
3,280	ARM, 1.983%, 01/01/35 (m)	3,459
489	ARM, 2.096%, 09/01/36	506
740	ARM, 2.112%, 05/01/35	783
233	ARM, 2.143%, 01/01/36	245
189	ARM, 2.203%, 04/01/34	198
106	ARM, 2.277%, 11/01/33	111
287	ARM, 2.295%, 08/01/34	304
335	ARM, 2.300%, 11/01/37	355
145	ARM, 2.309%, 04/01/34	154
610	ARM, 2.325%, 07/01/33	646
306	ARM, 2.343%, 06/01/34	320
351	ARM, 2.346%, 05/01/34	372
892	ARM, 2.367%, 04/01/35	943
540	ARM, 2.369%, 12/01/37	572
576	ARM, 2.374%, 04/01/35	612
217	ARM, 2.382%, 09/01/35	231
160	ARM, 2.397%, 05/01/35	168
530	ARM, 2.398%, 10/01/34	559
328	ARM, 2.418%, 08/01/36	348
308	ARM, 2.419%, 10/01/34	325
311	ARM, 2.451%, 09/01/34	332
251	ARM, 2.457%, 06/01/35	265
430	ARM, 2.495%, 11/01/33	455
116	ARM, 2.513%, 05/01/35	122
332	ARM, 2.520%, 07/01/36	352
533	ARM, 2.526%, 10/01/34	567
275	ARM, 2.543%, 10/01/34	293
766	ARM, 2.553%, 07/01/37	813
388	ARM, 2.556%, 10/01/34	411
572	ARM, 2.589%, 06/01/36	610
139	ARM, 2.591%, 07/01/37	147
328	ARM, 2.602%, 10/01/36	351
122	ARM, 2.622%, 01/01/34	130
332	ARM, 2.663%, 02/01/34	354
313	ARM, 2.679%, 09/01/33	334
152	ARM, 2.700%, 01/01/38	161
22	ARM, 2.812%, 09/01/27	24
356	ARM, 2.823%, 12/01/36	382
257	ARM, 2.906%, 11/01/36	275
229	ARM, 2.935%, 12/01/36	243
5,877	ARM, 2.942%, 03/01/36	6,218
211	ARM, 3.099%, 10/01/36	223
67	ARM, 3.765%, 03/01/29	72
954	ARM, 5.320%, 01/01/23	1,044

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Federal National Mortgage Association, 15 Year, Single Family,
—	(h)	3.500%, 08/01/18	—	(h)
296		4.000%, 07/01/18 - 11/01/18	312
1,513		4.500%, 07/01/18 - 12/01/19	1,640
1,972		5.000%, 06/01/18 - 08/01/24	2,108
4,076		5.500%, 11/01/18 - 11/01/23	4,366
6,955		6.000%, 06/01/16 - 07/01/24	7,556
1,413		6.500%, 09/01/13 - 02/01/24	1,551
782		7.000%, 03/01/17 - 08/01/21	846
42		7.500%, 03/01/17 - 10/01/17	45
18		8.000%, 06/01/15 - 01/01/16	19
		Federal National Mortgage Association, 20 Year, Single Family,
75,879		3.500%, 12/01/30 - 08/01/32 (m)	77,472
1,391		4.500%, 04/01/30	1,476
1,458		5.000%, 10/01/25	1,590
738		5.500%, 02/01/23 - 08/01/23	801
5,233		6.000%, 04/01/24 - 09/01/29	5,749
1,561		6.500%, 06/01/16 - 12/01/27	1,727
40		7.500%, 09/01/21	45
		Federal National Mortgage Association, 30 Year, FHA/VA,
61		6.000%, 09/01/33	67
4,390		6.500%, 02/01/29 - 08/01/39	4,895
215		7.000%, 10/01/28 - 02/01/33	249
56		8.000%, 06/01/28	64
15		8.500%, 03/01/30 - 06/01/30	17
219		9.000%, 05/01/18 - 06/01/31	250
10		10.000%, 07/01/19	11
10		10.500%, 11/01/18	10
21		11.000%, 04/01/19	22
		Federal National Mortgage Association, 30 Year, Single Family,
5,784		3.500%, 03/01/43	5,788
2,859		4.000%, 08/01/33 - 04/01/34	2,967
1,539		4.500%, 05/01/29 - 09/01/34	1,631
15,208		5.000%, 06/01/33 - 08/01/40	16,463
9,800		5.500%, 11/01/32 - 05/01/40	10,745
5,736		6.000%, 12/01/28 - 11/01/38	6,355
6,104		6.500%, 11/01/29 - 10/01/38	6,793
5,599		7.000%, 04/01/20 - 01/01/39	6,344
3,524		7.500%, 08/01/36 - 04/01/39	4,113
856		8.000%, 03/01/27 - 10/01/36	1,012
90		8.500%, 12/01/27 - 02/01/30	102
1		9.000%, 04/01/26	1

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
8		9.500%, 07/01/28	9
7		10.000%, 02/01/24	7
2		12.500%, 01/01/16	2
		Federal National Mortgage Association, Other,
—	(h)	VAR, 0.485%, 11/01/22	—	(h)
4,200		VAR, 0.535%, 01/01/23	4,208
6,915		VAR, 0.545%, 01/01/23	6,897
4,000		VAR, 0.575%, 02/01/23	4,003
13,129		VAR, 0.625%, 10/01/22	13,138
3,000		VAR, 0.635%, 09/01/22	3,002
5,937		VAR, 0.645%, 01/01/23	5,946
3,332		VAR, 0.745%, 08/01/22	3,332
2,300		VAR, 0.795%, 03/01/22	2,304
4,000		VAR, 0.805%, 04/01/22	3,999
5,000		VAR, 0.815%, 12/01/20	5,006
4,000		VAR, 0.965%, 04/01/22	4,003
360		VAR, 2.436%, 08/01/34	381
4,942		ARM, 0.555%, 01/01/23	4,951
5,928		ARM, 0.585%, 01/01/23	5,937
3,887		ARM, 0.995%, 03/01/22	3,895
2,436		ARM, 6.070%, 11/01/18	2,682
16,900		07/25/23 - 09/30/43	14,737
1,972		1.519%, 12/01/19	1,878
3,951		1.632%, 01/01/20	3,777
2,000		1.690%, 12/01/19	1,904
1,994		1.808%, 06/01/20	1,903
3,500		2.004%, 07/01/19	3,512
5,000		2.056%, 01/01/17	5,027
2,830		2.066%, 12/01/20	2,635
25,500		2.077%, 07/01/19 - 06/01/20	24,768
10,152		2.097%, 08/01/19	9,898
4,600		2.170%, 06/01/19	4,557
8,212		2.211%, 04/01/19	8,177
4,262		2.221%, 01/01/23	3,900
6,842		2.263%, 05/01/19	6,818
4,424		2.273%, 07/01/19	4,392
1,689		2.314%, 12/01/22	1,558
8,387		2.418%, 12/01/22 - 01/01/23	7,778
2,510		2.438%, 06/01/19	2,500
17,516		2.449%, 07/01/19 - 12/01/22	16,621
1,976		2.459%, 11/01/22	1,842
6,000		2.480%, 12/01/22 - 02/01/23	5,591
7,345		2.490%, 10/01/17 - 11/01/22	6,977
3,425		2.500%, 12/01/22	3,200
2,000		2.531%, 06/01/19	2,014
6,220		2.542%, 02/01/23	5,829

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,975	2.552%, 09/01/22 - 11/01/22	2,772
5,500	2.583%, 04/01/23	5,028
5,160	2.593%, 10/01/22 - 06/01/23	4,858
14,000	2.604%, 10/01/22 - 05/01/23	13,040
11,854	2.614%, 10/01/22 - 12/01/22	11,162
8,320	2.650%, 08/01/22	7,820
3,000	2.670%, 07/01/22	2,829
10,848	2.686%, 06/01/22 - 10/01/22	10,337
2,957	2.690%, 10/01/17	3,064
5,000	2.707%, 10/01/17	5,163
1,991	2.728%, 04/01/23	1,875
2,000	2.738%, 03/01/23	1,895
5,883	2.759%, 07/01/22	5,641
5,850	2.779%, 07/01/22	5,615
5,241	2.800%, 03/01/18	5,441
2,928	2.831%, 05/01/22	2,831
6,837	2.841%, 03/01/22 - 07/01/22	6,810
7,000	2.852%, 06/01/22	6,780
10,969	2.883%, 06/01/22 - 07/01/22	10,619
5,250	2.924%, 07/01/22	5,092
8,346	2.955%, 05/01/22 - 08/01/22	8,105
2,383	2.970%, 11/01/18	2,465
9,030	2.996%, 05/01/22 - 09/01/22	8,797
6,931	3.000%, 01/01/43 - 08/01/43	6,567
3,918	3.038%, 05/01/22	3,833
6,895	3.063%, 09/01/17	7,205
3,000	3.079%, 06/01/22	2,903
2,508	3.089%, 02/01/22	2,480
3,000	3.100%, 05/01/22	2,948
4,909	3.120%, 05/01/22	4,824
12,838	3.131%, 12/01/21 - 01/01/22	12,722
3,500	3.141%, 12/01/18	3,632
2,450	3.182%, 05/01/22	2,421
7,919	3.193%, 01/01/22	7,893
2,000	3.203%, 05/01/22	1,979
13,500	3.213%, 07/01/18	14,110
8,725	3.224%, 01/01/22 - 05/01/22	8,670
2,618	3.230%, 11/01/20	2,666
1,948	3.234%, 01/01/22	1,940
9,426	3.244%, 02/01/22	9,318
2,000	3.290%, 10/01/20	2,046
3,845	3.306%, 02/01/22	3,829
5,125	3.348%, 01/01/22	5,142
1,983	3.379%, 11/01/20	2,018
2,961	3.389%, 10/01/20	3,032
4,085	3.461%, 11/01/20	4,189

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	227

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
3,692	3.472%, 10/01/20	3,794
3,600	3.482%, 11/01/20	3,698
2,830	3.492%, 01/01/18	2,995
962	3.495%, 10/01/20	990
24,231	3.500%, 02/01/33 - 06/01/43	24,125
2,000	3.503%, 08/01/17	2,115
8,265	3.544%, 09/01/20 - 11/01/21	8,494
766	3.590%, 12/01/20	795
2,500	3.596%, 12/01/20	2,579
2,882	3.600%, 09/01/20	3,001
6,674	3.621%, 09/01/20	6,924
4,945	3.639%, 12/01/20	5,120
9,882	3.658%, 01/01/18 - 10/01/20	10,345
1,200	3.709%, 10/01/21	1,226
14,726	3.730%, 06/01/18 (m)	15,904
19,535	3.740%, 07/01/20 - 09/01/20 (m)	20,416
1,500	3.751%, 01/01/18	1,598
6,100	3.792%, 07/01/23	6,138
2,960	3.802%, 09/01/20	3,095
2,408	3.810%, 01/01/19	2,548
1,000	3.864%, 07/01/23	1,020
26,975	3.895%, 01/01/21 - 09/01/21	28,101
2,600	3.926%, 08/01/20	2,716
1,577	3.930%, 07/01/20	1,669
4,000	3.940%, 07/01/21	4,177
6,200	3.957%, 12/01/21	6,416
2,960	3.960%, 08/01/20	3,135
1,910	3.968%, 09/01/20	2,011
2,000	3.980%, 11/01/16	2,064
2,425	3.988%, 07/01/21	2,534
3,000	3.999%, 01/01/21	3,150
29,155	4.000%, 11/01/33 - 07/01/42	29,862
5,000	4.019%, 09/01/21	5,228
2,000	4.061%, 01/01/21	2,105
20,175	4.081%, 07/01/20 - 07/01/21 (m)	21,225
5,840	4.102%, 06/01/21 - 07/01/21	6,131
2,322	4.123%, 07/01/21	2,442
2,391	4.130%, 07/01/20	2,553
3,000	4.154%, 06/01/21	3,149
1,600	4.174%, 10/01/20	1,688
3,442	4.185%, 08/01/21	3,629
8,000	4.195%, 07/01/21	8,445
7,879	4.201%, 07/01/20	8,416
2,300	4.205%, 10/01/21	2,426
11,131	4.216%, 11/01/26	10,832
1,919	4.257%, 04/01/20	2,052

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,604	4.288%, 08/01/21	4,883
4,000	4.290%, 06/01/20	4,308
8,585	4.298%, 03/01/21 - 07/01/21	9,118
5,684	4.319%, 12/01/19	6,111
1,490	4.330%, 02/01/21	1,600
3,937	4.350%, 04/01/20	4,259
4,434	4.371%, 03/01/20	4,776
4,018	4.380%, 01/01/21 - 04/01/21	4,324
4,491	4.381%, 06/01/21	4,789
2,000	4.391%, 04/01/21	2,132
7,286	4.399%, 02/01/20	7,909
23,662	4.424%, 01/01/20 (m)	25,497
4,847	4.443%, 08/01/20 - 04/01/21	5,290
968	4.445%, 01/01/21	1,044
7,766	4.453%, 06/01/21	8,318
2,436	4.464%, 06/01/21	2,610
1,205	4.474%, 07/01/21	1,292
9,000	4.484%, 06/01/21	9,639
2,024	4.495%, 02/01/21	2,175
152	4.500%, 08/01/33	160
3,836	4.514%, 04/01/20	4,154
4,797	4.515%, 02/01/20	5,201
4,799	4.530%, 12/01/19	5,246
4,387	4.540%, 01/01/20	4,794
5,800	4.546%, 02/01/20	6,275
3,615	4.552%, 08/01/26	3,847
5,941	4.629%, 02/01/21 - 06/01/21	6,420
2,922	4.762%, 08/01/26	3,167
4,861	4.794%, 01/01/21	5,300
1,900	5.000%, 04/01/22 - 01/01/36	2,082
4,061	5.135%, 02/01/31	4,246
2,146	5.500%, 03/01/17 - 04/01/38	2,269
3,923	6.000%, 02/01/36 - 11/01/39	4,187
445	6.500%, 10/01/35 - 06/01/36	491
2,953	7.000%, 12/01/36 - 10/01/46	3,205
16	10.195%, 06/15/21	16
4	11.000%, 08/20/20	4
54	Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	57
	Government National Mortgage Association II, 30 Year, Single Family,
995	5.500%, 09/20/39	1,090
11,270	6.000%, 09/20/38 - 08/20/39	12,351
2,444	6.500%, 10/20/33 - 01/20/39	2,719
20	7.500%, 02/20/28 - 09/20/28	24
29	8.000%, 06/20/26 - 10/20/27	35
16	8.500%, 03/20/25 - 05/20/25	19

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Government National Mortgage Association II, Other,
3,146	4.433%, 05/20/63	3,406
2,012	4.462%, 05/20/63	2,170
3,029	4.479%, 04/20/63	3,286
438	6.000%, 11/20/38	457
863	6.500%, 09/20/34	947
	Government National Mortgage Association, 15 Year, Single Family,
201	6.000%, 06/15/18	214
37	7.000%, 09/15/14 - 10/15/16	39
35	7.500%, 11/15/17	38
59	8.000%, 01/15/16	61
	Government National Mortgage Association, 20 Year, Single Family,
459	6.500%, 08/15/22 - 11/15/23	505
50	7.000%, 08/15/23	57
	Government National Mortgage Association, 30 Year, Single Family,
84	6.375%, 08/15/26	93
2,708	6.500%, 10/15/27 - 04/15/33	3,075
2,251	7.000%, 09/15/31 - 03/15/37	2,632
64	7.500%, 11/15/22 - 01/15/33	69
9	8.000%, 09/15/22 - 04/15/28	10
13	9.000%, 02/15/30 - 01/15/31	13
653	9.500%, 10/15/24	743
5	11.000%, 01/15/21	5

	Total Mortgage Pass-Through Securities (Cost $1,367,824)	1,355,309

U.S. Treasury Obligations — 0.1%
	U.S. Treasury STRIPS,
700	05/15/19	628
500	08/15/20	427

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,000	05/15/21	826
200	08/15/28	118
500	02/15/29	288
650	11/15/30	347

	Total U.S. Treasury Obligations (Cost $2,475)	2,634

Loan Assignments — 0.3%
	Financials — 0.3%
	Real Estate Management & Development — 0.3%
866	FiveTen Group Holdings Ltd., Revolving Loan, 4.250%, 04/14/14 (i)	862
9,307	Invitation Homes, Revolving Loan,
	VAR, 3.750%, 03/15/15 (i)	9,261
1,138	Tricon Capital Group Inc., Revolving Loan,
	4.100%, 06/13/15 (i)	1,132

	Total Loan Assignments (Cost $11,311)	11,255

SHARES
Short-Term Investment — 0.4%
	Investment Company — 0.4%
16,209	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $16,209)	16,209

	Total Investments — 100.2% (Cost $3,607,812)	3,645,948
	Liabilities in Excess of Other Assets — (0.2)%	(7,082)

	NET ASSETS — 100.0%	$3,638,866

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	229

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 7.4%
7,380	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.984%, 12/27/22 (e)	7,450
6,304	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.364%, 04/25/36	6,086
	Ally Auto Receivables Trust,
462	Series 2010-1, Class A4, 2.300%, 12/15/14	463
11,850	Series 2010-1, Class C, 3.610%, 08/15/16 (e)	11,988
7,273	Series 2010-3, Class A4, 1.550%, 08/17/15	7,304
2,395	Series 2010-4, Class A4, 1.350%, 12/15/15	2,404
5,000	Series 2010-5, Class A4, 1.750%, 03/15/16	5,034
421	Series 2011-1, Class A3, 1.380%, 01/15/15	421
847	Series 2011-3, Class A3, 0.970%, 08/17/15	848
1,580	Series 2011-4, Class A4, 1.140%, 06/15/16	1,588
4,312	Series 2012-1, Class A4, 1.210%, 07/15/16	4,347
3,554	Series 2012-2, Class A3, 0.740%, 04/15/16	3,558
1,791	Series 2012-2, Class A4, 1.000%, 10/17/16	1,796
7,992	Series 2012-3, Class A4, 1.060%, 02/15/17	8,000
1,671	Series 2012-4, Class A4, 0.800%, 10/16/17	1,655
4,950	Series 2012-5, Class A3, 0.620%, 03/15/17	4,940
	American Credit Acceptance Receivables Trust,
1,063	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	1,070
10,085	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	10,110
4,189	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	4,185
4,641	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	4,633
4,253	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	4,253
	AmeriCredit Automobile Receivables Trust,
2,777	Series 2010-A, Class A3, 3.510%, 07/06/17	2,822

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,073	Series 2010-B, Class A3, 2.490%, 11/06/17	1,089
1,773	Series 2011-1, Class A3, 1.390%, 09/08/15	1,775
2,006	Series 2011-3, Class A3, 1.170%, 01/08/16	2,009
7,964	Series 2011-4, Class A3, 1.170%, 05/09/16	7,981
14,753	Series 2011-5, Class A3, 1.550%, 07/08/16	14,830
1,247	Series 2012-1, Class A2, 0.910%, 10/08/15	1,248
2,277	Series 2012-1, Class A3, 1.230%, 09/08/16	2,289
3,073	Series 2012-2, Class A3, 1.050%, 10/11/16	3,083
11,405	Series 2012-3, Class A3, 0.960%, 01/09/17	11,427
1,580	Series 2012-4, Class A3, 0.670%, 06/08/17	1,576
5,200	Series 2013-2, Class A2, 0.530%, 11/08/16	5,198
11,850	Series 2013-4, Class A2, 0.740%, 11/08/16	11,853
63	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.309%, 08/25/32	52
8,291	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	8,281
	Bank of America Auto Trust,
2,285	Series 2010-2, Class A4, 1.940%, 06/15/17	2,293
4,273	Series 2012-1, Class A3, 0.780%, 06/15/16	4,282
6,793	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	6,780
	Bear Stearns Asset-Backed Securities Trust,
646	Series 2003-SD2, Class 2A, VAR, 2.907%, 06/25/43	644
641	Series 2006-SD1, Class A, VAR, 0.554%, 04/25/36	596
3,111	BMW Vehicle Lease Trust, Series 2012-1, Class A3, 0.750%, 02/20/15	3,115
2,659	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	2,615
16,600	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	16,628

SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
7,896	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	7,880
	Capital Auto Receivables Asset Trust,
5,000	Series 2013-3, Class A2, 1.040%, 11/21/16	5,000
8,077	Series 2013-3, Class A3, 1.310%, 12/20/17	8,076
	CarMax Auto Owner Trust,
3,347	Series 2010-1, Class A4, 2.400%, 04/15/15	3,364
319	Series 2010-2, Class A3, 1.410%, 02/16/15	319
27,905	Series 2010-3, Class A4, 1.410%, 02/16/16	28,055
930	Series 2011-1, Class A3, 1.290%, 09/15/15	932
8,900	Series 2011-1, Class A4, 2.160%, 09/15/16	9,036
1,736	Series 2011-2, Class A4, 1.350%, 02/15/17	1,750
9,144	Series 2012-1, Class A3, 0.890%, 09/15/16	9,170
10,000	Series 2012-1, Class A4, 1.250%, 06/15/17	10,042
4,117	Series 2012-3, Class A3, 0.520%, 07/17/17	4,097
5,161	Series 2013-1, Class A3, 0.600%, 10/16/17	5,141
5,392	Carnow Auto Receivables Trust, Series 2013-1A, Class A, 1.160%, 10/16/17 (e)	5,387
4,622	Centex Home Equity Loan Trust, Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	4,796
2,353	CFC LLC, Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	2,346
	CNH Equipment Trust,
3,575	Series 2011-B, Class A4, 1.290%, 09/15/17	3,591
6,978	Series 2012-A, Class A3, 0.940%, 05/15/17	6,993
2,729	Series 2012-B, Class A3, 0.860%, 09/15/17	2,734
3,394	Series 2012-C, Class A3, 0.570%, 12/15/17	3,378
3,425	Series 2013-C, Class A3, 1.020%, 08/15/18	3,421
10,000	Concord Funding Co. LLC, Series 2013-1, Class A, 2.420%, 02/15/15 (e)	9,731

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Countrywide Asset-Backed Certificates,
1,581	Series 2004-6, Class M1, VAR, 0.784%, 10/25/34	1,352
1,309	Series 2005-6, Class M1, VAR, 0.674%, 12/25/35	1,301
	CPS Auto Receivables Trust,
2,499	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	2,538
10,334	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	10,450
2,122	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	2,112
	CPS Auto Trust,
3,753	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	3,769
5,250	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	5,249
	Credit Acceptance Auto Loan Trust,
3,636	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	3,672
4,537	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	4,547
99	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	109
761	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.494%, 11/25/35	752
3,516	DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	3,516
	Exeter Automobile Receivables Trust,
3,795	Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	3,799
3,155	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	3,140
19	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.990%, 09/25/29	20
6,558	Fifth Third Auto Trust, Series 2013-1, Class A3, 0.880%, 10/16/17	6,557
3,899	Flagship Credit Auto Trust, Series 2013-1, Class A, 1.320%, 04/16/18 (e)	3,890
	Ford Credit Auto Owner Trust,
2,024	Series 2011-B, Class A3, 0.840%, 06/15/15	2,026
6,318	Series 2012-A, Class A3, 0.840%, 08/15/16	6,329
1,898	Series 2013-A, Class A3, 0.550%, 07/15/17	1,895
8,098	Series 2013-C, Class A3, 0.820%, 12/15/17	8,088

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	231

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
91	GSAA Home Equity Trust, Series 2006-3, Class A1, VAR, 0.264%, 03/25/36	49
1,762	Harley-Davidson Motorcycle Trust, Series 2011-1, Class A3, 0.960%, 05/16/16	1,765
	HLSS Servicer Advance Receivables Backed Notes,
6,952	Series 2012-T2, Class A1, 1.340%, 10/15/43 (e)	6,956
14,078	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	14,151
7	Home Loan Trust, Series 2000-HI1, Class AI7, SUB, 8.290%, 02/25/25	7
	Honda Auto Receivables Owner Trust,
4,270	Series 2012-1, Class A3, 0.770%, 01/15/16	4,279
2,747	Series 2012-1, Class A4, 0.970%, 04/16/18	2,759
5,265	Series 2012-2, Class A3, 0.700%, 02/16/16	5,273
	HSBC Home Equity Loan Trust,
6,925	Series 2005-2, Class A1, VAR, 0.454%, 01/20/35	6,838
8,112	Series 2005-2, Class M1, VAR, 0.644%, 01/20/35	8,016
3,764	Series 2005-2, Class M2, VAR, 0.674%, 01/20/35	3,587
	HSBC Home Equity Loan Trust USA,
5,653	Series 2006-1, Class A1, VAR, 0.344%, 01/20/36	5,501
5,869	Series 2006-2, Class A1, VAR, 0.334%, 03/20/36	5,747
6,246	Series 2006-3, Class A3F, SUB, 5.630%, 09/20/30	6,281
3,372	Series 2006-4, Class A3F, SUB, 5.300%, 03/20/36	3,404
5,741	Series 2007-3, Class APT, VAR, 1.384%, 11/20/36	5,719
	Huntington Auto Trust,
9,608	Series 2012-1, Class A3, 0.810%, 09/15/16	9,624
3,840	Series 2012-1, Class A4, 1.180%, 06/15/17	3,860
17,111	Series 2012-2, Class A3, 0.510%, 04/17/17	17,042
	Hyundai Auto Receivables Trust,
521	Series 2010-B, Class A3, 0.970%, 04/15/15	521
24,640	Series 2010-B, Class A4, 1.630%, 03/15/17	24,921

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

517	Series 2011-A, Class A3, 1.160%, 04/15/15	517
702	Series 2011-B, Class A3, 1.040%, 09/15/15	704
1,422	Series 2011-B, Class A4, 1.650%, 02/15/17	1,438
5,436	Series 2012-A, Class A4, 0.950%, 12/15/16	5,459
6,440	Series 2012-B, Class A3, 0.620%, 09/15/16	6,449
4,800	Series 2012-B, Class A4, 0.810%, 03/15/18	4,786
8,462	Series 2013-A, Class A3, 0.560%, 07/17/17	8,438
8,000	Series 2013-A, Class A4, 0.750%, 09/17/18	7,899
	John Deere Owner Trust,
7,291	Series 2012-A, Class A3, 0.750%, 03/15/16	7,303
1,909	Series 2012-A, Class A4, 0.990%, 06/15/18	1,914
9,661	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 06/15/18 (i)	9,661
5,560	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	5,545
4,785	Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A3, 0.780%, 08/15/17	4,781
997	Mid-State Trust, Series 6, Class A1, 7.340%, 07/01/35	1,085
588	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.434%, 03/25/33	528
764	MSCC Heloc Trust, Series 2007-1, Class A, VAR, 0.284%, 12/25/31	685
3,673	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	3,642
9,427	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.535%, 12/07/20	9,437
	Nissan Auto Receivables Owner Trust,
1,477	Series 2010-A, Class A4, 1.310%, 09/15/16	1,481
4,978	Series 2012-A, Class A3, 0.730%, 05/16/16	4,990
1,798	Series 2012-A, Class A4, 1.000%, 07/16/18	1,804

SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
17,170	Normandy Mortgage Loan Trust, Series 2013-NPL3, Class A, 4.949%, 09/16/43 (e)	17,170
1,899	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	1,877
29	RASC Trust, Series 2001-KS1, Class AI6, 6.349%, 03/25/32	29
17,656	Real Estate Asset Trust, Series 2013-2A, Class A1, VAR, 3.819%, 07/25/43 (e) (i)	17,656
	Resort Finance Timeshare Receivables Trust,
354	Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	354
3,702	Series 2012-2, 5.750%, 09/05/18 (i)	3,702
	Santander Drive Auto Receivables Trust,
604	Series 2010-A, Class A3, 1.830%, 11/17/14 (e)	605
7,758	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	7,845
79	Series 2011-1, Class A3, 1.280%, 01/15/15	79
1,097	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	1,098
3,588	Series 2011-S2A, Class C, 2.860%, 06/15/17 (e)	3,613
1,837	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	1,845
1,148	Series 2012-1, Class A2, 1.250%, 04/15/15	1,149
1,687	Series 2012-2, Class A2, 0.910%, 05/15/15	1,688
18,652	Series 2012-2, Class A3, 1.220%, 12/15/15	18,702
1,668	Series 2012-3, Class A3, 1.080%, 04/15/16	1,672
1,255	Series 2012-5, Class A2, 0.570%, 12/15/15	1,254
2,400	Series 2012-5, Class A3, 0.830%, 12/15/16	2,398
4,178	Series 2012-6, Class A3, 0.620%, 07/15/16	4,177
6,995	Series 2012-AA, Class A3, 0.650%, 03/15/17 (e)	6,977
3,700	Series 2013-3, Class A2, 0.550%, 09/15/16	3,698
2,901	Series 2013-4, Class A3, 1.110%, 12/15/17	2,902
	SNAAC Auto Receivables Trust,
1,798	Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	1,804

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,424	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	1,422
6,403	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	6,339
9,140	Springleaf Funding Trust, Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	9,056
	Stanwich Mortgage Loan Co. LLC,
11,142	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	11,156
12,777	Series 2012-NPL5, Class A, 2.981%, 10/16/42 (e)	12,817
10,226	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	10,252
15,000	Station Place Securitization Trust, Series 2013-1, VAR, 1.502%, 02/25/15	15,000
2,068	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.589%, 06/25/35	2,066
4,576	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.584%, 10/15/15 (e)	4,653
2,647	United Auto Credit Securitization Trust, Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	2,646
2,817	USAA Auto Owner Trust, Series 2012-1, Class A3, 0.430%, 08/15/16	2,811
17,369	Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A3, 0.460%, 01/20/17	17,303
10,879	Westgate Resorts LLC, Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	10,920
	World Omni Auto Receivables Trust,
4,650	Series 2010-A, Class A4, 2.210%, 05/15/15	4,664
5,558	Series 2012-A, Class A3, 0.640%, 02/15/17	5,556
4,750	Series 2012-A, Class A4, 0.850%, 08/15/18	4,726
3,598	World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3, 0.930%, 11/16/15	3,599

	Total Asset-Backed Securities (Cost $861,047)	867,075

Collateralized Mortgage Obligations — 8.5%
	Agency CMO — 7.0%
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
918	Series 31, Class Z, 8.000%, 04/25/24	1,055

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	233

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
135		Series 56, Class Z, 7.500%, 09/20/26	157
		Federal Home Loan Mortgage Corp. REMIC,
7		Series 2, Class Z, 9.300%, 03/15/19	8
5		Series 12, Class A, 9.250%, 11/15/19	5
12		Series 16, Class D, 10.000%, 10/15/19	13
21		Series 17, Class I, 9.900%, 10/15/19	24
35		Series 23, Class F, 9.600%, 04/15/20	39
13		Series 26, Class F, 9.500%, 02/15/20	15
2		Series 81, Class A, 8.125%, 11/15/20	3
14		Series 85, Class C, 8.600%, 01/15/21	16
10		Series 99, Class Z, 9.500%, 01/15/21	11
2		Series 159, Class H, 4.500%, 09/15/21	3
4		Series 189, Class D, 6.500%, 10/15/21	4
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	—	(h)
3		Series 1053, Class G, 7.000%, 03/15/21	3
7		Series 1056, Class KZ, 6.500%, 03/15/21	8
4		Series 1074, Class H, 8.500%, 05/15/21	4
14		Series 1082, Class C, 9.000%, 05/15/21	15
5		Series 1087, Class I, 8.500%, 06/15/21	5
19		Series 1125, Class Z, 8.250%, 08/15/21	21
17		Series 1142, Class IA, 7.000%, 10/15/21	19
2		Series 1169, Class G, 7.000%, 11/15/21	2
30		Series 1343, Class LA, 8.000%, 08/15/22	36
6		Series 1424, Class F, VAR, 1.504%, 11/15/22	6
151		Series 1480, Class LZ, 7.500%, 03/15/23	170
393		Series 1560, Class Z, 7.000%, 08/15/23	438
3		Series 1641, Class FA, VAR, 1.134%, 12/15/13	3
107		Series 1754, Class Z, 8.500%, 09/15/24	124
287		Series 1779, Class Z, 8.500%, 04/15/25	338
5		Series 1807, Class G, 9.000%, 10/15/20	6
636		Series 1888, Class Z, 7.000%, 08/15/26	713
512		Series 2358, Class PD, 6.000%, 09/15/16	541
665		Series 2363, Class PF, 6.000%, 09/15/16	701
322		Series 2390, Class CH, 5.500%, 12/15/16	339
840		Series 2418, Class MF, 6.000%, 02/15/22	915
152		Series 2425, Class JH, 6.000%, 03/15/17	162
591		Series 2453, Class BD, 6.000%, 05/15/17	631
383		Series 2458, Class OE, 6.000%, 06/15/17	407
257		Series 2496, Class BK, 5.500%, 09/15/17	274
201		Series 2503, Class TG, 5.500%, 09/15/17	215
218		Series 2508, Class AQ, 5.500%, 10/15/17	234
888		Series 2513, Class DB, 5.000%, 10/15/17	936

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,543	Series 2542, Class ES, 5.000%, 12/15/17	2,714
2,353	Series 2546, Class C, 5.000%, 12/15/17	2,493
19	Series 2575, Class KA, 5.000%, 11/15/17	19
1,616	Series 2600, Class MD, 5.500%, 06/15/32	1,643
909	Series 2635, Class MS, IF, IO, 7.566%, 02/15/18	50
3,949	Series 2638, Class JG, 5.000%, 02/15/33	4,228
3,249	Series 2638, Class MH, 5.000%, 04/15/32	3,314
446	Series 2641, Class KJ, 4.000%, 01/15/18	451
195	Series 2643, Class ME, 3.500%, 03/15/18	201
8,441	Series 2682, Class JG, 4.500%, 10/15/23	9,125
516	Series 2692, Class QD, 5.000%, 12/15/22	535
6,700	Series 2707, Class PE, 5.000%, 11/15/18	7,163
5,552	Series 2707, Class XE, 5.000%, 12/15/22	5,681
24,590	Series 2750, Class DE, 4.500%, 02/15/19	26,207
3,022	Series 2761, Class CB, 4.000%, 03/15/19	3,208
2,275	Series 2773, Class OB, 5.000%, 02/15/19	2,394
257	Series 2825, Class VP, 5.500%, 06/15/15	260
739	Series 2836, Class PX, 4.000%, 05/15/18	746
13,474	Series 2843, Class BC, 5.000%, 08/15/19	14,635
4,573	Series 2864, Class NB, 5.500%, 07/15/33	5,018
236	Series 2875, Class HA, 4.000%, 11/15/18	238
142	Series 2924, Class DA, 4.500%, 02/15/19	142
2,463	Series 2976, Class HZ, 4.500%, 05/15/35	2,576
5,975	Series 2988, Class TY, 5.500%, 06/15/25	6,428
8,943	Series 2989, Class MU, IF, IO, 6.816%, 07/15/34	1,651
11,666	Series 2989, Class TG, 5.000%, 06/15/25	12,736
876	Series 2995, Class FT, VAR, 0.434%, 05/15/29	875
29	Series 3001, Class YN, 4.500%, 06/15/33	30
1,798	Series 3002, Class BN, 5.000%, 07/15/35	1,954
6,344	Series 3005, Class ED, 5.000%, 07/15/25	6,965
273	Series 3005, Class PV, IF, 12.439%, 10/15/33	319
98	Series 3047, Class OB, 5.500%, 12/15/33	100
3,526	Series 3305, Class IW, IF, IO, 6.266%, 04/15/37	704
31,426	Series 3420, Class EI, IO, SUB, 1.120%, 08/15/37	1,347
5,011	Series 3429, Class S, IF, IO, 6.636%, 03/15/38	680
2,880	Series 3546, Class A, VAR, 2.615%, 02/15/39	2,963
6,871	Series 3562, Class KA, 4.000%, 11/15/22	7,035
1,699	Series 3564, Class JA, 4.000%, 01/15/18	1,783

SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,888	Series 3572, Class JS, IF, IO, 6.616%, 09/15/39	763
11,916	Series 3609, Class SA, IF, IO, 6.156%, 12/15/39	2,275
8,571	Series 3657, Class NK, 4.000%, 08/15/27	8,738
36,433	Series 3747, Class HI, IO, 4.500%, 07/15/37	3,448
8,106	Series 3784, Class S, IF, IO, 6.416%, 07/15/23	1,185
15,816	Series 3855, Class AM, 6.500%, 11/15/36	17,823
12,562	Series 3977, Class AB, 3.000%, 09/15/29	13,005
23,378	Series 4141, Class BI, IO, 2.500%, 12/15/27	2,491
32,439	Series 4229, Class MA, 3.500%, 05/15/41	33,765
	Federal National Mortgage Association - ACES,
8,528	Series 2011-M2, Class A1, 2.019%, 07/25/21	8,704
28,949	Series 2012-M8, Class A1, 1.166%, 12/25/19	28,849
1	Federal National Mortgage Association REMIC Trust, Series 1995-W3, Class A, 9.000%, 04/25/25	2
	Federal National Mortgage Association REMIC,
9	Series 1988-7, Class Z, 9.250%, 04/25/18	10
11	Series 1988-13, Class C, 9.300%, 05/25/18	12
8	Series 1988-15, Class A, 9.000%, 06/25/18	9
8	Series 1988-16, Class B, 9.500%, 06/25/18	9
7	Series 1989-2, Class D, 8.800%, 01/25/19	8
22	Series 1989-27, Class Y, 6.900%, 06/25/19	24
7	Series 1989-54, Class E, 8.400%, 08/25/19	7
6	Series 1989-66, Class J, 7.000%, 09/25/19	7
4	Series 1989-70, Class G, 8.000%, 10/25/19	4
76	Series 1989-72, Class E, 9.350%, 10/25/19	87
9	Series 1989-89, Class H, 9.000%, 11/25/19	11
4	Series 1989-96, Class H, 9.000%, 12/25/19	4
7	Series 1990-7, Class B, 8.500%, 01/25/20	8
5	Series 1990-12, Class G, 4.500%, 02/25/20	6

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
77	Series 1990-19, Class G, 9.750%, 02/25/20	84
24	Series 1990-58, Class J, 7.000%, 05/25/20	27
23	Series 1990-61, Class H, 7.000%, 06/25/20	25
11	Series 1990-106, Class J, 8.500%, 09/25/20	13
6	Series 1990-109, Class J, 7.000%, 09/25/20	6
13	Series 1990-111, Class Z, 8.750%, 09/25/20	14
6	Series 1990-117, Class E, 8.950%, 10/25/20	7
8	Series 1990-123, Class G, 7.000%, 10/25/20	9
7	Series 1990-132, Class Z, 7.000%, 11/25/20	9
163	Series 1990-137, Class X, 9.000%, 12/25/20	186
3	Series 1991-53, Class J, 7.000%, 05/25/21	3
11	Series 1991-130, Class C, 9.000%, 09/25/21	12
1	Series 1992-96, Class B, PO, 05/25/22	1
1,467	Series 1992-131, Class KB, 8.000%, 08/25/22	1,672
1,235	Series 1992-185, Class L, 8.000%, 10/25/22	1,445
4	Series 1993-165, Class SN, IF, 11.471%, 09/25/23	5
34	Series 1993-235, Class G, PO, 09/25/23	32
2,388	Series 1994-15, Class ZK, 5.500%, 02/25/24	2,614
4,108	Series 1994-43, Class PK, 6.350%, 02/25/24	4,466
3,416	Series 1999-6, Class PB, 6.000%, 03/25/19	3,717
13,723	Series 2001-81, Class HE, 6.500%, 01/25/32	15,225
649	Series 2002-2, Class MG, 6.000%, 02/25/17	689
323	Series 2002-3, Class OG, 6.000%, 02/25/17	341
599	Series 2002-28, Class LD, 6.000%, 05/25/17	633
325	Series 2002-58, Class HC, 5.500%, 09/25/17	343

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	235

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
673	Series 2002-59, Class UC, 5.500%, 09/25/17	711
208	Series 2002-63, Class KC, 5.000%, 10/25/17	221
12,918	Series 2002-64, Class PG, 5.500%, 10/25/32	14,295
82	Series 2003-5, Class SE, IF, IO, 7.466%, 08/25/22	—	(h)
999	Series 2003-16, Class LJ, 5.000%, 03/25/18	1,068
9,108	Series 2003-24, Class PD, 5.000%, 04/25/18	9,743
1,113	Series 2003-42, Class CI, IO, 6.500%, 05/25/33	219
1,581	Series 2003-49, Class IO, IO, 6.500%, 06/25/33	311
2,229	Series 2003-57, Class IB, IO, 5.000%, 06/25/18	177
1,597	Series 2003-89, Class DC, 5.000%, 12/25/32	1,656
1,580	Series 2003-92, Class HP, 4.500%, 09/25/18	1,687
1,938	Series 2003-129, Class ME, 5.000%, 08/25/23	2,058
3,993	Series 2004-53, Class P, 5.500%, 07/25/33	4,139
3,893	Series 2004-60, Class PA, 5.500%, 04/25/34	4,247
176	Series 2004-65, Class EJ, 5.000%, 05/25/23	176
862	Series 2004-72, Class F, VAR, 0.684%, 09/25/34	871
177	Series 2004-101, Class AR, 5.500%, 01/25/35	197
8,529	Series 2005-19, Class PA, 5.500%, 07/25/34	9,436
1,307	Series 2005-29, Class QD, 5.000%, 08/25/33	1,342
2,928	Series 2005-38, Class FK, VAR, 0.484%, 05/25/35	2,936
243	Series 2005-84, Class MB, 5.750%, 10/25/35	270
19,429	Series 2005-87, Class PE, 5.000%, 12/25/33	19,942
7,871	Series 2005-100, Class GC, 5.000%, 12/25/34	8,094
9,688	Series 2006-4, Class PB, 6.000%, 09/25/35	10,836

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
841		Series 2006-58, Class ST, IF, IO, 6.966%, 07/25/36	229
451		Series 2007-16, Class FC, VAR, 0.934%, 03/25/37	449
941		Series 2007-22, Class SC, IF, IO, 5.896%, 03/25/37	137
9,121		Series 2007-33, Class MS, IF, IO, 6.406%, 04/25/37	1,406
1,749		Series 2007-54, Class FA, VAR, 0.584%, 06/25/37	1,759
—	(h)	Series 2007-76, Class DB, 6.000%, 05/25/33	—	(h)
9,442		Series 2007-85, Class SH, IF, IO, 6.316%, 09/25/37	1,190
5,288		Series 2007-95, Class A1, VAR, 0.434%, 08/27/36	5,286
1,882		Series 2007-106, Class A7, VAR, 6.002%, 10/25/37	2,097
1,726		Series 2008-18, Class SE, IF, IO, 6.086%, 03/25/38	212
665		Series 2008-72, Class IO, IO, 5.000%, 08/25/28	85
1,721		Series 2008-77, Class VA, 6.000%, 07/25/19	1,798
3,773		Series 2008-81, Class KA, 5.000%, 10/25/22	3,888
4,068		Series 2008-93, Class AM, 5.500%, 06/25/37	4,353
10,568		Series 2008-95, Class AI, IO, 5.000%, 12/25/23	732
7,457		Series 2009-15, Class AC, 5.500%, 03/25/29	8,183
4,718		Series 2009-29, Class LA, VAR, 2.646%, 05/25/39	4,342
4,307		Series 2009-62, Class HJ, 6.000%, 05/25/39	4,737
21,416		Series 2009-70, Class IN, IO, 4.500%, 08/25/19	1,531
7,379		Series 2009-108, Class VN, 5.000%, 09/25/39	7,689
27,289		Series 2009-112, Class SW, IF, IO, 6.066%, 01/25/40	3,173
7,170		Series 2010-19, Class VA, 5.000%, 02/25/21	7,384
4,910		Series 2010-28, Class NK, 5.000%, 10/25/38	5,186
3,758		Series 2010-58, Class MA, 5.500%, 12/25/38	4,030

SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
6,868	Series 2010-60, Class IO, IO, 4.000%, 06/25/20	548
10,438	Series 2010-64, Class DM, 5.000%, 06/25/40	11,550
3,605	Series 2010-64, Class EH, 5.000%, 10/25/35	3,754
13,798	Series 2010-111, Class AE, 5.500%, 04/25/38	14,993
37,124	Series 2010-126, Class LI, IO, 4.000%, 11/25/40	4,421
4,951	Series 2011-36, Class PA, 4.000%, 02/25/39	5,107
20,033	Series 2011-42, Class DE, 3.250%, 11/25/28	20,661
53,923	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	7,284
9,306	Series 2013-1, Class BA, 3.000%, 02/25/40	9,230
5,663	Series 2013-55, Class BA, 3.000%, 06/25/37	5,707
27,652	Series 2013-83, Class CA, 3.500%, 10/25/37	28,472
15,850	Series 2013-90, Class DK, 3.500%, 12/25/31	16,375
5,750	Series 2013-96, Class CA, 4.000%, 04/25/41	6,066
15,750	Series 2013-96, Class YA, 3.500%, 09/25/38	16,050
20,000	Series 2013-96, Class YA, 3.500%, 09/25/38	20,688
10	Series G-11, Class Z, 8.500%, 05/25/21	12
3	Series G-22, Class ZT, 8.000%, 12/25/16	3
583	Series G92-19, Class M, 8.500%, 04/25/22	676
21	Series G92-35, Class E, 7.500%, 07/25/22	23
657	Series G92-35, Class EA, 8.000%, 07/25/22	731
9	Series G92-40, Class ZC, 7.000%, 07/25/22	10
61	Series G92-44, Class ZQ, 8.000%, 07/25/22	67
21	Series G92-54, Class ZQ, 7.500%, 09/25/22	23
3,364	Series G92-64, Class J, 8.000%, 11/25/22	3,920
1,395	Series G92-66, Class K, 8.000%, 12/25/22	1,583
1,234	Series G94-6, Class PJ, 8.000%, 05/17/24	1,428
	Federal National Mortgage Association STRIPS,
28	Series 108, Class 1, PO, 03/25/20	28

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1	Series 268, Class 2, IO, 9.000%, 02/01/23	—	(h)
1,012	Series 334, Class 13, IO, VAR, 6.000%, 03/01/33	216
990	Series 334, Class 17, IO, VAR, 6.500%, 02/01/33	238
903	Series 334, Class 24, IO, VAR, 5.000%, 02/01/18	68
2,137	Series 334, Class 9, IO, 6.000%, 03/01/33	436
5,239	Series 343, Class 21, IO, 4.000%, 09/01/18	341
1,791	Series 345, Class 22, IO, VAR, 4.500%, 05/01/20	134
1,126	Series 351, Class 28, IO, VAR, 5.000%, 04/01/19	104
817	Series 356, Class 16, IO, VAR, 5.500%, 06/01/35	149
824	Series 359, Class 16, IO, VAR, 5.500%, 10/01/35	151
984	Series 369, Class 19, IO, VAR, 6.000%, 10/01/36	181
619	Series 369, Class 26, IO, VAR, 6.500%, 10/01/36	92
2,137	Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	427
3,614	Series 394, Class C3, IO, 6.500%, 09/25/38	566
9,643	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.444%, 11/25/46	9,643
	Government National Mortgage Association,
8,915	Series 2004-32, Class VH, 5.000%, 04/20/22	9,085
1,204	Series 2004-39, Class IN, IO, 5.500%, 06/20/33	217
16,420	Series 2006-23, Class S, IF, IO, 6.316%, 01/20/36	1,976
29,700	Series 2006-26, Class S, IF, IO, 6.316%, 06/20/36	4,805
17,743	Series 2007-16, Class KU, IF, IO, 6.466%, 04/20/37	3,153
5,659	Series 2008-75, Class SP, IF, IO, 7.286%, 08/20/38	940
7,833	Series 2009-14, Class KS, IF, IO, 6.116%, 03/20/39	1,113
2,203	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	412
18,894	Series 2009-14, Class SA, IF, IO, 5.896%, 03/20/39	2,902

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	237

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,000	Series 2009-45, Class PB, 4.500%, 07/16/33	5,153
9,600	Series 2009-61, Class PD, 5.000%, 03/16/38	10,152
20,984	Series 2009-106, Class XL, IF, IO, 6.566%, 06/20/37	3,059
1,877	Series 2010-14, Class QP, 6.000%, 12/20/39	2,049
12,961	Series 2011-48, Class QA, 5.000%, 08/16/39	13,655
21,012	Series 2012-84, Class AB, 5.000%, 07/16/33	22,052
22,215	Series 2012-96, Class WP, 6.500%, 08/16/42	25,713
6,029	Series 2013-88, Class WA, VAR, 4.983%, 06/20/30	6,545
29,671	Series 2013-H05, Class FB, VAR, 0.595%, 02/20/62	29,476
	NCUA Guaranteed Notes Trust,
15,584	Series 2010-R3, Class 1A, VAR, 0.746%, 12/08/20	15,779
7,299	Series 2010-R3, Class 3A, 2.400%, 12/08/20	7,281
11	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	12

		822,255

	Non-Agency CMO — 1.5%
637	ABN Amro Mortgage Corp., Series 2003-9, Class A1, 4.500%, 08/25/18	648
128	Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	135
	Banc of America Mortgage Trust,
2,416	Series 2004-4, Class 4A1, 4.750%, 05/25/19	2,487
3,155	Series 2004-5, Class 4A1, 4.750%, 06/25/19	3,269
5,116	Series 2005-1, Class 2A1, 5.000%, 02/25/20	5,280
	BCAP LLC Trust,
3,672	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	3,695
877	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/26/35 (e)	883
1,529	Series 2010-RR10, Class 4A5, VAR, 1.690%, 09/27/37 (e)	1,529
1,152	Series 2010-RR4, Class 5A7, VAR, 0.504%, 05/26/37 (e)	1,141

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
789	Series 2010-RR6, Class 23A7, VAR, 0.394%, 06/26/37 (e)	787
4,130	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	4,279
8,312	Series 2010-RR9, Class 1A3, VAR, 2.723%, 08/28/37 (e)	8,380
3,722	Series 2011-RR2, Class 3A3, VAR, 2.837%, 11/21/35 (e)	3,726
199	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.529%, 10/25/33	197
7,187	CAM Mortgage Trust, Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	7,074
681	Chase Mortgage Finance Trust, Series 2003-S13, Class A2, 5.000%, 11/25/33	712
	CHL Mortgage Pass-Through Trust,
1,641	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	1,685
507	Series 2004-8, Class 2A1, 4.500%, 06/25/19	523
974	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	1,016
	Citigroup Mortgage Loan Trust,
5,679	Series 2008-AR4, Class 1A1A, VAR, 2.912%, 11/25/38 (e)	5,756
11,207	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	11,475
	Citigroup Mortgage Loan Trust, Inc.,
716	Series 2003-UP3, Class A1, 7.000%, 09/25/33	740
1,872	Series 2004-UST1, Class A6, VAR, 4.116%, 08/25/34	1,850
	Credit Suisse First Boston Mortgage Securities Corp.,
470	Series 2003-17, Class 2A6, 3.500%, 07/25/18	472
1,325	Series 2003-23, Class 8A1, 5.000%, 09/25/18	1,355
2,030	Series 2004-8, Class 6A1, 4.500%, 12/25/19	2,070
	CSMC,
3,115	Series 2010-1R, Class 9A1, VAR, 2.971%, 06/27/37 (e)	3,160
2,568	Series 2011-7R, Class A1, VAR, 1.434%, 08/28/47 (e)	2,559
854	CSMC Mortgage-Backed Trust, Series 2007-5, Class 5A5, VAR, 5.302%, 12/25/14	852

SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	First Horizon Mortgage Pass-Through Trust,
1,906	Series 2003-8, Class 2A1, 4.500%, 09/25/18	1,957
1,866	Series 2004-7, Class 2A1, 4.750%, 12/25/19	1,883
4,643	GMACM Mortgage Loan Trust, Series 2003-AR1, Class A4, VAR, 3.145%, 10/19/33	4,665
9,787	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/25/53 (e) (i)	9,491
2,832	Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 0.544%, 02/25/35	2,728
	JP Morgan Mortgage Trust,
4,573	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	4,641
5,600	Series 2006-A2, Class 4A1, VAR, 2.735%, 08/25/34	5,509
6	Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	7
	MASTR Alternative Loan Trust,
185	Series 2004-8, Class 6A1, 5.500%, 09/25/19	193
2,550	Series 2004-8, Class 7A1, 5.000%, 09/25/19	2,600
	MASTR Asset Securitization Trust,
537	Series 2002-7, Class 1A1, 5.500%, 11/25/17	555
1,383	Series 2003-2, Class 1A1, 5.000%, 03/25/18	1,394
703	Series 2003-11, Class 10A1, 5.000%, 12/25/18	726
1,931	Series 2004-6, Class 6A1, 4.500%, 07/25/19	1,956
3	ML Trust XLIV, Series 44, Class G, 9.000%, 08/20/20	3
235	Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	241
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
1,188	Series 2005-AR1, Class 1A1, VAR, 2.828%, 02/25/35	1,174
298	Series 2005-AR2, Class 3A1, VAR, 0.434%, 05/25/35	294
2,252	Series 2005-AR6, Class 4A1, VAR, 0.444%, 12/25/35	1,081

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
2	PaineWebber CMO Trust, Series L, Class 4, 8.950%, 07/01/18	2
3,073	Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	3,080
1,138	RALI Trust, Series 2003-QS1, Class A6, 4.250%, 01/25/33	1,146
58	RAMP Trust, Series 2004-SL1, Class A5, 6.000%, 11/25/31	59
4,962	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	4,977
	Springleaf Mortgage Loan Trust,
8,875	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	8,988
5,495	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	5,443
3,528	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	3,465
3,187	Vericrest Opportunity Loan Transferee, Series 2012-NL2A, Class A1, 2.487%, 02/26/52 (e)	3,193
3,871	WaMu Mortgage Pass-Through Certificates, Series 2003-S10, Class A4, 4.500%, 10/25/18	3,975
8,164	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	8,180
	Wells Fargo Mortgage-Backed Securities Trust,
1,628	Series 2003-K, Class 1A1, VAR, 4.292%, 11/25/33	1,628
26	Series 2003-K, Class 1A2, VAR, 4.292%, 11/25/33	26
4,316	Series 2003-M, Class A1, VAR, 4.687%, 12/25/33	4,321
1,679	Series 2004-EE, Class 2A2, VAR, 2.623%, 12/25/34	1,679
2,198	Series 2004-EE, Class 3A2, VAR, 2.853%, 12/25/34	2,195
2,877	Series 2004-O, Class A1, VAR, 4.949%, 08/25/34	2,913
3,374	Series 2005-1, Class 1A1, 4.750%, 01/25/20	3,510
3,099	Series 2005-13, Class A1, 5.000%, 11/25/20	3,180

		180,793

	Total Collateralized Mortgage Obligations (Cost $1,001,093)	1,003,048

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	239

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — 5.7%
	A10 Securitization LLC,
5,910	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	5,963
4,716	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	4,672
	Banc of America Commercial Mortgage Trust,
15,894	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	17,416
10,555	Series 2006-4, Class AM, 5.675%, 07/10/46	11,515
12,666	Series 2006-5, Class A4, 5.414%, 09/10/47	13,814
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
6,500	Series 2004-3, Class D, VAR, 5.798%, 06/10/39	6,755
4,355	Series 2005-6, Class B, VAR, 5.358%, 09/10/47	4,597
	Bear Stearns Commercial Mortgage Securities Trust,
21,841	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	22,346
2,817	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	2,954
10,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.393%, 07/15/44	10,417
	COBALT CMBS Commercial Mortgage Trust,
12,605	Series 2006-C1, Class A4, 5.223%, 08/15/48	13,581
19,897	Series 2006-C1, Class AM, 5.254%, 08/15/48	20,645
	COMM Mortgage Trust,
15,000	Series 2005-LP5, Class B, VAR, 5.105%, 05/10/43	15,672
4,225	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	4,289
6,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.350%, 01/17/32	6,023
17,785	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 6.056%, 07/10/38	19,527
15,315	Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3, VAR, 5.858%, 03/15/39	16,563
8,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class D, VAR, 4.956%, 01/16/37 (e)	8,092
	DBRR Trust,
4,896	Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	4,904

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

25,777	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	25,773
7,996	Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	7,988
13,996	Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	13,996
1,730	DLJ Commercial Mortgage Pass-Through Certificates, Series 1999-CG1, Class B5, 5.750%, 03/10/32 (e)	1,746
4,408	First Union-Lehman Brothers-Bank of America Commercial Mortgage Pass-Through Certificates, Series 1998-C2, Class G, VAR, 7.000%, 11/18/35 (e)	4,548
16,968	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	17,062
7,729	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2004-C2, Class A4, VAR, 5.301%, 08/10/38	7,943
25,991	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	26,559
14,770	GS Mortgage Securities Trust, Series 2006-GG8, Class AM, 5.591%, 11/10/39	15,879
423	JP Morgan Chase Commercial Mortgage, Series 2004-LN2, Class A1, 4.475%, 07/15/41	423
	JP Morgan Chase Commercial Mortgage Securities Corp.,
12,569	Series 2004-C2, Class A3, VAR, 5.383%, 05/15/41	12,779
4,840	Series 2005-LDP5, Class B, VAR, 5.522%, 12/15/44	4,997
	JP Morgan Chase Commercial Mortgage Securities Trust,
7,455	Series 2006-CB17, Class A4, 5.429%, 12/12/43	8,115
10,655	Series 2006-LDP7, Class A4, VAR, 6.056%, 04/15/45	11,680
6,890	Series 2006-LDP9, Class AM, 5.372%, 05/15/47	7,278
3,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,053
17,240	Series 2010-C1, Class A1, 3.853%, 06/15/43 (e)	17,949
	LB-UBS Commercial Mortgage Trust,
7,227	Series 2004-C2, Class A4, 4.367%, 03/15/36	7,312
5,000	Series 2004-C2, Class E, 4.487%, 03/15/36	5,039

SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
11,215	Series 2005-C2, Class A5, VAR, 5.150%, 04/15/30	11,784
2,930	Series 2006-C3, Class AM, VAR, 5.712%, 03/15/39	3,150
11,707	Series 2007-C2, Class A3, 5.430%, 02/15/40	12,821
5,000	Series 2007-C6, Class A4, VAR, 5.858%, 07/15/40	5,474
4,794	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	5,256
4,900	Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM, VAR, 5.872%, 05/12/39	5,277
	Morgan Stanley Capital I Trust,
10,000	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	10,834
8,887	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	9,615
	Morgan Stanley Re-REMIC Trust,
17	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	17
8,151	Series 2010-HQ4B, Class A7A, 4.970%, 04/18/40 (e)	8,321
5,509	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	5,517
18,097	Series 2012-IO, Class AXA, 1.000%, 03/29/51 (e)	17,938
14,911	Series 2012-XA, Class A, 2.000%, 07/28/49 (e)	15,038
	NCUA Guaranteed Notes Trust,
20,327	Series 2010-C1, Class A1, 1.600%, 10/29/20	20,470
2,231	Series 2010-C1, Class APT, 2.650%, 10/29/20	2,289
12,641	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.384%, 08/25/29 (e)	12,622
6,594	N-Star Real Estate CDO Ltd., Series 2013-1A, Class A, 0.000%, 07/25/29 (e)	6,600
6,289	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	6,289
	TIAA CMBS I Trust,
4,273	Series 2001-C1A, Class H, 5.770%, 06/19/33 (e)	4,332
14,650	Series 2001-C1A, Class J, 5.770%, 06/19/33 (e)	15,169
11,524	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.546%, 08/15/39	11,915
	Wachovia Bank Commercial Mortgage Trust,
8,018	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	8,123

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

15,411	Series 2005-C22, Class A4, VAR, 5.465%, 12/15/44	16,481
20,957	Series 2005-C22, Class AM, VAR, 5.515%, 12/15/44	22,262
12,292	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	12,299
8,842	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	8,949

	Total Commercial Mortgage-Backed Securities (Cost $681,348)	668,706

Corporate Bonds — 18.2%
	Consumer Discretionary — 1.0%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
2,639	1.750%, 03/01/14	2,654
1,500	2.600%, 12/01/16	1,544

		4,198

	Automobiles — 0.2%
	Daimler Finance North America LLC,
1,088	1.300%, 07/31/15 (e)	1,092
3,250	1.450%, 08/01/16 (e)	3,238
3,365	1.650%, 04/10/15 (e)	3,394
3,350	2.300%, 01/09/15 (e)	3,403
385	2.625%, 09/15/16 (e)	395
10,009	6.500%, 11/15/13	10,121

		21,643

	Media — 0.7%
1,500	CBS Corp., 1.950%, 07/01/17	1,488
	Comcast Corp.,
675	4.950%, 06/15/16	743
1,935	5.300%, 01/15/14	1,967
1,685	5.850%, 11/15/15	1,864
1,370	5.900%, 03/15/16	1,533
416	6.500%, 01/15/17	482
	COX Communications, Inc.,
1,988	5.450%, 12/15/14	2,095
505	5.500%, 10/01/15	546
1,190	5.875%, 12/01/16 (e)	1,338
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
6,855	1.750%, 01/15/18	6,530
4,030	2.400%, 03/15/17	4,003
2,832	3.125%, 02/15/16	2,916
1,813	3.500%, 03/01/16	1,883

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	241

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
1,205	Discovery Communications LLC, 3.700%, 06/01/15	1,262
	NBCUniversal Media LLC,
710	2.100%, 04/01/14	717
10,625	2.875%, 04/01/16	11,100
	News America, Inc.,
360	5.300%, 12/15/14	380
1,495	7.600%, 10/11/15	1,683
315	8.000%, 10/17/16	375
5,724	TCI Communications, Inc., 8.750%, 08/01/15	6,561
	Thomson Reuters Corp., (Canada),
4,455	0.875%, 05/23/16	4,424
2,935	5.700%, 10/01/14	3,083
6,785	Time Warner Cable, Inc., 5.850%, 05/01/17	7,385
	Time Warner, Inc.,
1,336	3.150%, 07/15/15	1,391
1,530	5.875%, 11/15/16	1,731
	Viacom, Inc.,
3,610	1.250%, 02/27/15	3,620
4,700	2.500%, 12/15/16	4,796
653	2.500%, 09/01/18	646
2,910	Walt Disney Co. (The), Series E, 0.875%, 12/01/14	2,929

		79,471

	Multiline Retail — 0.0% (g)
	Macy’s Retail Holdings, Inc.,
385	5.750%, 07/15/14	402
851	5.900%, 12/01/16	960
1,485	7.450%, 07/15/17	1,756
1,090	7.875%, 07/15/15	1,223

		4,341

	Specialty Retail — 0.1%
485	AutoZone, Inc., 5.750%, 01/15/15	517
2,555	Home Depot, Inc. (The), 5.250%, 12/16/13	2,589
	Lowe’s Cos., Inc.,
2,868	1.625%, 04/15/17	2,863
105	5.000%, 10/15/15	114

		6,083

	Total Consumer Discretionary	115,736

	Consumer Staples — 0.7%
	Beverages — 0.3%
5,847	Anheuser-Busch Cos. LLC, 5.050%, 10/15/16	6,512

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Beverages — Continued
	Anheuser-Busch InBev Finance, Inc.,
3,335	0.800%, 01/15/16	3,321
1,550	1.250%, 01/17/18	1,506
	Anheuser-Busch InBev Worldwide, Inc.,
755	0.800%, 07/15/15	756
1,420	1.500%, 07/14/14	1,434
1,371	5.375%, 11/15/14 (e)	1,447
3,400	Beam, Inc., 1.875%, 05/15/17	3,394
	Coca-Cola Co. (The),
1,385	1.500%, 11/15/15	1,411
1,773	1.800%, 09/01/16	1,811
461	Diageo Capital plc, (United Kingdom), 1.500%, 05/11/17	457
	Diageo Finance B.V., (Netherlands),
1,792	3.250%, 01/15/15	1,854
400	5.300%, 10/28/15	438
1,525	Dr Pepper Snapple Group, Inc., 2.900%, 01/15/16	1,580
3,130	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	3,038
	PepsiCo, Inc.,
2,250	0.700%, 02/26/16	2,233
1,300	0.800%, 08/25/14	1,304
	SABMiller Holdings, Inc.,
3,240	1.850%, 01/15/15 (e)	3,281
230	2.450%, 01/15/17 (e)	234
	SABMiller plc, (United Kingdom),
1,000	5.700%, 01/15/14 (e)	1,018
3,069	6.500%, 07/01/16 (e)	3,491

		40,520

	Food & Staples Retailing — 0.1%
2,080	CVS Caremark Corp., 3.250%, 05/18/15	2,162
	Kroger Co. (The),
2,835	2.200%, 01/15/17	2,857
890	3.900%, 10/01/15	940
1,200	4.950%, 01/15/15	1,261
3,055	Walgreen Co., 1.800%, 09/15/17	3,032
1,900	Wal-Mart Stores, Inc., 2.250%, 07/08/15	1,956

		12,208

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
2,495	4.100%, 03/15/16	2,626
500	5.100%, 07/15/15	533
1,835	Cadbury Schweppes US Finance LLC, 5.125%, 10/01/13 (e)	1,841

SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food Products — Continued
	Cargill, Inc.,
1,555	1.900%, 03/01/17 (e)	1,555
1,385	5.000%, 11/15/13 (e)	1,396
	ConAgra Foods, Inc.,
1,450	1.300%, 01/25/16	1,460
1,529	1.350%, 09/10/15	1,537
	General Mills, Inc.,
1,190	0.875%, 01/29/16	1,181
185	1.550%, 05/16/14	186
	Kellogg Co.,
729	1.750%, 05/17/17	727
3,095	1.875%, 11/17/16	3,136
3,265	4.450%, 05/30/16	3,526
980	Kraft Foods Group, Inc., 2.250%, 06/05/17	993
900	Mead Johnson Nutrition Co., 3.500%, 11/01/14	922
	Mondelez International, Inc.,
1,900	4.125%, 02/09/16	2,022
1,500	5.250%, 10/01/13	1,506
330	6.500%, 08/11/17	382
965	6.750%, 02/19/14	992
2,220	Nabisco, Inc., 7.550%, 06/15/15	2,468
2,130	Tyson Foods, Inc., 6.600%, 04/01/16	2,386

		31,375

	Household Products — 0.0% (g)
425	Clorox Co. (The), 5.000%, 01/15/15	449

	Total Consumer Staples	84,552

	Energy — 1.2%
	Energy Equipment & Services — 0.2%
737	Cameron International Corp., 1.600%, 04/30/15	741
8,168	Halliburton Co., 1.000%, 08/01/16	8,132
3,200	Nabors Industries, Inc., 6.150%, 02/15/18	3,545
902	National Oilwell Varco, Inc., 1.350%, 12/01/17	877
2,795	Noble Holding International Ltd., (Cayman Islands), 2.500%, 03/15/17	2,801
1,440	Schlumberger Investment S.A., (Luxembourg), 1.250%, 08/01/17 (e)	1,398
	Transocean, Inc., (Cayman Islands),
500	2.500%, 10/15/17	495
650	4.950%, 11/15/15	698
2,980	5.050%, 12/15/16	3,259
1,300	6.000%, 03/15/18	1,448

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy Equipment & Services — Continued
1,450	Weatherford International, Inc., 6.350%, 06/15/17	1,626

		25,020

	Oil, Gas & Consumable Fuels — 1.0%
	Anadarko Petroleum Corp.,
960	5.750%, 06/15/14	995
5,529	5.950%, 09/15/16	6,201
2,000	7.625%, 03/15/14	2,071
	Apache Corp.,
1,980	1.750%, 04/15/17	1,983
1,030	5.625%, 01/15/17	1,159
590	Apache Finance Canada Corp., (Canada), 4.375%, 05/15/15	627
1,795	BG Energy Capital plc, (United Kingdom), 2.875%, 10/15/16 (e)	1,866
	BP Capital Markets plc, (United Kingdom),
5,119	0.700%, 11/06/15	5,099
957	1.375%, 11/06/17	932
2,935	1.846%, 05/05/17	2,936
4,605	2.248%, 11/01/16	4,707
4,040	3.200%, 03/11/16	4,241
1,870	3.625%, 05/08/14	1,912
4,975	3.875%, 03/10/15	5,214
	Canadian Natural Resources Ltd., (Canada),
1,288	1.450%, 11/14/14	1,297
3,660	4.900%, 12/01/14	3,836
1,280	5.700%, 05/15/17	1,440
965	6.000%, 08/15/16	1,091
4,289	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	4,455
791	Chevron Corp., 1.104%, 12/05/17	769
1,400	ConocoPhillips Co., 1.050%, 12/15/17	1,351
	Devon Energy Corp.,
2,536	1.875%, 05/15/17	2,502
4,225	2.400%, 07/15/16	4,327
4,376	Enterprise Products Operating LLC, Series L, 6.300%, 09/15/17	5,046
1,662	EOG Resources, Inc., 2.500%, 02/01/16	1,719
	Marathon Oil Corp.,
4,103	0.900%, 11/01/15	4,092
1,195	6.000%, 10/01/17	1,369
	Occidental Petroleum Corp.,
365	1.500%, 02/15/18	355
1,075	1.750%, 02/15/17	1,075
4,766	PC Financial Partnership, 5.000%, 11/15/14	4,987

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	243

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
7,542	Petrobras International Finance Co., (Cayman Islands), 3.500%, 02/06/17	7,545
1,300	Petrobras International Finance Co. - Pifco, (Cayman Islands), 3.875%, 01/27/16	1,334
2,091	Phillips 66, 2.950%, 05/01/17	2,155
	Spectra Energy Capital LLC,
4,155	5.668%, 08/15/14	4,328
1,000	6.200%, 04/15/18	1,135
	Statoil ASA, (Norway),
235	1.800%, 11/23/16	240
1,379	3.125%, 08/17/17	1,453
2,455	Talisman Energy, Inc., (Canada), 5.125%, 05/15/15	2,601
	Total Capital International S.A., (France),
288	0.750%, 01/25/16	286
2,055	1.000%, 08/12/16	2,052
924	1.500%, 02/17/17	922
716	1.550%, 06/28/17	710
3,237	Total Capital S.A., (France), 3.000%, 06/24/15	3,373
	TransCanada PipeLines Ltd., (Canada),
400	3.400%, 06/01/15	418
249	7.690%, 06/30/16	287
1,195	Valero Energy Corp., 6.125%, 06/15/17	1,359

		109,852

	Total Energy	134,872

	Financials — 10.3%
	Capital Markets — 2.7%
	Bank of New York Mellon Corp. (The),
1,324	0.700%, 10/23/15	1,321
1,961	1.200%, 02/20/15	1,975
2,113	2.300%, 07/28/16	2,177
6,277	2.500%, 01/15/16	6,477
3,430	2.950%, 06/18/15	3,562
6,900	BlackRock, Inc., 3.500%, 12/10/14	7,153
5,000	BNY Mellon N.A., 4.750%, 12/15/14	5,259
	Credit Suisse, (Switzerland),
9,420	3.500%, 03/23/15	9,821
8,114	5.500%, 05/01/14	8,380
	Credit Suisse USA, Inc.,
2,255	4.875%, 01/15/15	2,383
12,188	5.125%, 08/15/15	13,173
395	5.850%, 08/16/16	444
	Deutsche Bank AG, (Germany),
13,790	3.250%, 01/11/16	14,411

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
5,560	3.875%, 08/18/14	5,723
6,640	Deutsche Bank Financial LLC, 5.375%, 03/02/15	6,994
	Goldman Sachs Group, Inc. (The),
725	1.600%, 11/23/15	730
13,546	3.300%, 05/03/15	14,021
17,355	3.625%, 02/07/16	18,179
14,915	3.700%, 08/01/15	15,585
11,765	5.150%, 01/15/14	11,959
2,516	5.350%, 01/15/16	2,733
3,000	5.500%, 11/15/14	3,159
5,390	5.950%, 01/18/18	6,030
2,500	6.150%, 04/01/18	2,826
3,797	6.250%, 09/01/17	4,290
	ING Bank N.V., (Netherlands),
3,572	2.000%, 09/25/15 (e)	3,614
3,000	3.750%, 03/07/17 (e)	3,118
	Jefferies Group LLC,
10,275	3.875%, 11/09/15	10,666
2,050	5.875%, 06/08/14	2,125
	Macquarie Bank Ltd., (Australia),
4,673	2.000%, 08/15/16 (e)	4,665
3,303	5.000%, 02/22/17 (e)	3,565
5,485	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	5,778
2,128	Mellon Funding Corp., 5.000%, 12/01/14	2,237
	Merrill Lynch & Co., Inc.,
968	Series C, 5.000%, 01/15/15	1,018
4,750	Series B, 5.300%, 09/30/15	5,120
4,591	5.450%, 07/15/14	4,776
4,105	6.400%, 08/28/17	4,681
5,746	6.875%, 04/25/18	6,682
	Morgan Stanley,
1,071	1.750%, 02/25/16	1,071
1,936	2.875%, 07/28/14	1,966
6,250	4.100%, 01/26/15	6,480
13,242	4.200%, 11/20/14	13,742
915	4.750%, 04/01/14	934
5,040	4.750%, 03/22/17	5,407
2,500	5.375%, 10/15/15	2,692
1,270	5.550%, 04/27/17	1,398
1,075	5.750%, 10/18/16	1,193
7,370	5.950%, 12/28/17	8,250
13,150	6.000%, 05/13/14	13,565
8,780	6.000%, 04/28/15	9,420

SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
	Nomura Holdings, Inc., (Japan),
2,345	4.125%, 01/19/16	2,454
8,505	5.000%, 03/04/15	8,938
	State Street Corp.,
920	1.350%, 05/15/18	887
2,015	5.375%, 04/30/17	2,255
1,600	TD Ameritrade Holding Corp., 4.150%, 12/01/14	1,669
	UBS AG, (Switzerland),
250	2.250%, 01/28/14	252
5,299	3.875%, 01/15/15	5,521
3,126	5.750%, 04/25/18	3,589

		318,493

	Commercial Banks — 3.0%
1,200	American Express Bank FSB, 6.000%, 09/13/17	1,378
1,896	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	1,966
	Australia & New Zealand Banking Group Ltd., (Australia),
1,700	3.250%, 03/01/16 (e)	1,779
2,800	Reg. S., 3.250%, 03/01/16	2,931
	Bank of Montreal, (Canada),
3,325	0.800%, 11/06/15	3,317
6,034	1.300%, 10/31/14 (e)	6,095
	Bank of Nova Scotia, (Canada),
325	0.750%, 10/09/15	324
1,390	1.375%, 12/18/17	1,350
5,236	1.650%, 10/29/15 (e)	5,335
1,645	2.050%, 10/07/15	1,684
230	2.550%, 01/12/17	236
5,300	3.400%, 01/22/15	5,497
3,905	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 3.850%, 01/22/15 (e)	4,059
	Barclays Bank plc, (United Kingdom),
10,925	2.500%, 09/21/15 (e)	11,284
5,250	2.750%, 02/23/15	5,383
1,250	5.000%, 09/22/16	1,375
	BB&T Corp.,
673	1.450%, 01/12/18	652
840	1.600%, 08/15/17	826
900	2.050%, 04/28/14	908
2,230	2.150%, 03/22/17	2,240
10,565	3.200%, 03/15/16	11,040
1,535	3.375%, 09/25/13	1,538

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
312	3.950%, 04/29/16	333
1,878	5.200%, 12/23/15	2,043
	Canadian Imperial Bank of Commerce, (Canada),
2,330	2.350%, 12/11/15	2,402
3,000	2.600%, 07/02/15 (e)	3,104
2,000	Capital One Bank USA N.A., 5.125%, 02/15/14	2,038
2,040	Comerica, Inc., 3.000%, 09/16/15	2,122
10,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 3.200%, 03/11/15 (e)	10,351
12,209	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	12,517
7,251	Fifth Third Bancorp, 3.625%, 01/25/16	7,624
	HSBC Bank plc, (United Kingdom),
5,524	1.500%, 05/15/18 (e)	5,298
2,836	1.625%, 07/07/14 (e)	2,858
1,350	2.000%, 01/19/14 (e)	1,358
4,700	HSBC Bank USA N.A., 4.625%, 04/01/14	4,806
	KeyBank N.A.,
1,560	1.650%, 02/01/18	1,518
1,290	5.800%, 07/01/14	1,343
10,375	KeyCorp, 3.750%, 08/13/15	10,917
2,850	Manufacturers & Traders Trust Co., 1.450%, 03/07/18	2,768
	National Australia Bank Ltd., (Australia),
1,695	2.250%, 04/11/14 (e)	1,714
960	2.750%, 09/28/15 (e)	995
500	2.750%, 03/09/17	512
3,107	3.000%, 07/27/16 (e)	3,251
2,340	3.750%, 03/02/15 (e)	2,441
7,480	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	7,519
8,246	National City Corp., 4.900%, 01/15/15	8,703
	Nordea Bank AB, (Sweden),
2,500	1.750%, 10/04/13 (e)	2,504
6,450	3.125%, 03/20/17 (e)	6,678
5,765	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	5,824
	PNC Funding Corp.,
8,928	2.700%, 09/19/16	9,248
2,045	3.625%, 02/08/15	2,126
2,155	4.250%, 09/21/15	2,298
380	5.400%, 06/10/14	394

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	245

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	Royal Bank of Canada, (Canada),
490	0.800%, 10/30/15	490
890	1.500%, 01/16/18	870
3,500	2.200%, 07/27/18	3,492
12,250	2.300%, 07/20/16	12,641
884	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	861
5,788	SouthTrust Corp., 5.800%, 06/15/14	6,019
	SunTrust Banks, Inc.,
5,560	3.500%, 01/20/17	5,826
7,606	3.600%, 04/15/16	8,022
	Toronto-Dominion Bank (The), (Canada),
3,200	1.500%, 03/13/17 (e)	3,209
6,100	2.200%, 07/29/15 (e)	6,274
	U.S. Bancorp,
3,495	1.650%, 05/15/17	3,477
1,705	2.450%, 07/27/15	1,761
5,938	2.875%, 11/20/14	6,102
3,366	4.200%, 05/15/14	3,458
5,020	U.S. Bank N.A., 4.950%, 10/30/14	5,271
	Wachovia Bank N.A.,
1,500	5.000%, 08/15/15	1,610
3,375	5.600%, 03/15/16	3,726
	Wachovia Corp.,
3,000	5.250%, 08/01/14	3,124
22,005	5.625%, 10/15/16	24,578
2,165	5.750%, 06/15/17	2,466
3,362	5.750%, 02/01/18	3,852
	Wells Fargo & Co.,
1,310	1.250%, 02/13/15	1,317
1,751	1.500%, 07/01/15	1,771
6,780	2.100%, 05/08/17	6,862
1,040	2.625%, 12/15/16	1,079
5,770	4.625%, 04/15/14	5,912
560	5.000%, 11/15/14	583
5,185	SUB, 3.676%, 06/15/16	5,509
4,310	Wells Fargo Bank N.A., 4.750%, 02/09/15	4,543
	Westpac Banking Corp., (Australia),
3,106	3.000%, 08/04/15	3,236
7,973	3.000%, 12/09/15	8,341
4,790	4.200%, 02/27/15	5,030

		350,116

	Consumer Finance — 1.6%
	American Express Centurion Bank,
950	0.875%, 11/13/15	949

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — Continued
993	5.950%, 06/12/17	1,130
1,645	6.000%, 09/13/17	1,889
	American Express Co.,
720	5.500%, 09/12/16	803
6,896	7.250%, 05/20/14	7,222
	American Express Credit Corp.,
3,635	1.300%, 07/29/16	3,643
833	2.375%, 03/24/17	854
3,865	2.750%, 09/15/15	4,006
8,162	2.800%, 09/19/16	8,516
3,030	5.125%, 08/25/14	3,165
2,150	5.300%, 12/02/15	2,346
	American Honda Finance Corp.,
1,667	1.000%, 08/11/15 (e)	1,670
2,085	1.450%, 02/27/15 (e)	2,105
2,157	1.850%, 09/19/14 (e)	2,187
1,725	2.500%, 09/21/15 (e)	1,780
2,200	3.500%, 03/16/15 (e)	2,289
500	Boeing Capital Corp., 2.125%, 08/15/16	515
	Capital One Financial Corp.,
3,532	1.000%, 11/06/15	3,509
3,075	2.150%, 03/23/15	3,124
7,098	3.150%, 07/15/16	7,391
1,330	5.500%, 06/01/15	1,423
1,725	6.250%, 11/15/13	1,744
9,165	7.375%, 05/23/14	9,597
	Caterpillar Financial Services Corp.,
1,629	0.700%, 11/06/15	1,626
1,270	0.700%, 02/26/16	1,260
630	1.050%, 03/26/15	634
3,515	1.125%, 12/15/14	3,539
760	Series G, 2.050%, 08/01/16	779
275	2.650%, 04/01/16	286
1,700	5.500%, 03/15/16	1,874
	Ford Motor Credit Co. LLC,
1,778	1.700%, 05/09/16	1,756
4,933	3.000%, 06/12/17	4,970
15,786	3.984%, 06/15/16	16,481
6,080	4.207%, 04/15/16	6,368
	HSBC Finance Corp.,
15,901	5.000%, 06/30/15	16,901
1,625	5.250%, 04/15/15	1,728
1,120	5.500%, 01/19/16	1,224
5,150	HSBC USA, Inc., 1.625%, 01/16/18	4,994

SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Finance — Continued
	John Deere Capital Corp.,
536	0.700%, 09/04/15	536
1,418	0.875%, 04/17/15	1,425
790	1.850%, 09/15/16	805
2,360	2.000%, 01/13/17	2,386
2,400	2.250%, 06/07/16	2,477
1,335	2.950%, 03/09/15	1,382
	Nissan Motor Acceptance Corp.,
1,350	1.000%, 03/15/16 (e)	1,335
3,883	1.800%, 01/30/15 (e)	3,766
3,980	4.500%, 01/30/15 (e)	4,175
	PACCAR Financial Corp.,
2,716	1.550%, 09/29/14	2,750
4,258	1.600%, 03/15/17	4,214
	Toyota Motor Credit Corp.,
1,200	0.875%, 07/17/15	1,206
5,843	1.250%, 11/17/14	5,895
3,576	1.250%, 10/05/17	3,494
4,365	1.375%, 01/10/18	4,268
5,195	2.050%, 01/12/17	5,263
2,737	3.200%, 06/17/15	2,860
	Volkswagen International Finance N.V., (Netherlands),
3,450	1.625%, 03/22/15 (e)	3,487
2,363	2.375%, 03/22/17 (e)	2,400
2,050	2.875%, 04/01/16 (e)	2,127

		192,528

	Diversified Financial Services — 1.9%
	Bank of America Corp.,
5,685	2.000%, 01/11/18	5,519
3,715	3.625%, 03/17/16	3,892
2,000	3.875%, 03/22/17	2,108
3,000	4.500%, 04/01/15	3,146
570	4.750%, 08/01/15	605
4,455	5.625%, 10/14/16	4,933
4,203	5.750%, 12/01/17	4,703
10,040	6.000%, 09/01/17	11,278
4,530	6.500%, 08/01/16	5,108
18,520	7.375%, 05/15/14	19,372
4,838	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	5,022
	Citigroup, Inc.,
1,955	1.700%, 07/25/16	1,955
5,806	3.953%, 06/15/16	6,156
10,570	4.450%, 01/10/17	11,380

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
11,913	4.750%, 05/19/15	12,620
363	5.500%, 10/15/14	381
600	5.850%, 08/02/16	668
12,475	6.000%, 12/13/13	12,663
12,000	6.010%, 01/15/15	12,790
5,349	6.125%, 11/21/17	6,131
11,313	6.375%, 08/12/14	11,919
1,813	CME Group, Inc., 5.750%, 02/15/14	1,854
	General Electric Capital Corp.,
2,958	1.000%, 12/11/15	2,956
6,948	1.625%, 07/02/15	7,036
5,476	2.300%, 04/27/17	5,551
12,870	3.500%, 06/29/15	13,466
5,000	Series A, 3.750%, 11/14/14	5,183
2,345	4.375%, 09/21/15	2,500
5,000	Series A, 4.750%, 09/15/14	5,221
5,585	5.000%, 01/08/16	6,060
1,122	5.400%, 02/15/17	1,252
4,370	5.625%, 09/15/17	4,944
3,000	5.625%, 05/01/18	3,423
13,712	5.900%, 05/13/14	14,233
605	Series A, 6.900%, 09/15/15	673
544	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 2.000%, 11/08/17 (e)	531
2,000	MBNA Corp., 5.000%, 06/15/15	2,099
490	National Rural Utilities Cooperative Finance Corp., 1.900%, 11/01/15	502
	Shell International Finance B.V., (Netherlands),
533	1.125%, 08/21/17	524
3,250	1.900%, 08/10/18	3,231
3,052	3.100%, 06/28/15	3,191
849	3.250%, 09/22/15	894

		227,673

	Insurance — 0.9%
	ACE INA Holdings, Inc.,
3,000	2.600%, 11/23/15	3,111
5,000	5.600%, 05/15/15	5,399
1,375	5.800%, 03/15/18	1,585
1,670	5.875%, 06/15/14	1,735
	Aflac, Inc.,
4,335	2.650%, 02/15/17	4,437
2,165	3.450%, 08/15/15	2,270
1,420	Allstate Corp. (The), 5.000%, 08/15/14	1,478

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	247

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
920	American International Group, Inc., 5.600%, 10/18/16	1,022
2,343	Aon Corp., 3.500%, 09/30/15	2,456
	Berkshire Hathaway Finance Corp.,
674	1.300%, 05/15/18	652
1,470	1.600%, 05/15/17	1,474
6,615	5.100%, 07/15/14	6,886
5,957	Berkshire Hathaway, Inc., 1.900%, 01/31/17	6,030
	CNA Financial Corp.,
4,840	5.850%, 12/15/14	5,133
1,255	6.950%, 01/15/18	1,438
800	Liberty Mutual Group, Inc., 6.700%, 08/15/16 (e)	906
	MassMutual Global Funding II,
6,000	2.000%, 04/05/17 (e)	5,964
700	2.875%, 04/21/14 (e)	711
1,085	3.125%, 04/14/16 (e)	1,138
	Metropolitan Life Global Funding I,
1,440	1.500%, 01/10/18 (e)	1,397
1,700	2.000%, 01/09/15 (e)	1,727
3,951	2.500%, 09/29/15 (e)	4,082
1,900	3.125%, 01/11/16 (e)	1,977
2,850	5.125%, 06/10/14 (e)	2,951
1,200	5.200%, 09/18/13 (e)	1,203
	New York Life Global Funding,
590	0.750%, 07/24/15 (e)	590
920	2.450%, 07/14/16 (e)	949
5,665	3.000%, 05/04/15 (e)	5,878
1,000	5.375%, 09/15/13 (e)	1,002
	Pricoa Global Funding I,
1,650	1.600%, 05/29/18 (e)	1,593
5,995	5.450%, 06/11/14 (e)	6,217
3,298	Principal Financial Group, Inc., 1.850%, 11/15/17	3,235
	Principal Life Global Funding II,
2,141	1.000%, 12/11/15 (e)	2,140
730	1.125%, 09/18/15 (e)	731
1,000	Principal Life Income Funding Trusts, 5.550%, 04/27/15	1,077
3,450	Prudential Financial, Inc., 4.750%, 09/17/15	3,712
	Travelers Cos., Inc. (The),
1,200	5.500%, 12/01/15	1,323
2,561	6.250%, 06/20/16	2,910

		98,519

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Real Estate Investment Trusts (REITs) — 0.2%
705	Boston Properties LP, 5.000%, 06/01/15	753
	Duke Realty LP,
2,295	5.500%, 03/01/16	2,489
825	5.950%, 02/15/17	915
	ERP Operating LP,
500	5.250%, 09/15/14	523
525	5.375%, 08/01/16	582
566	5.750%, 06/15/17	634
	HCP, Inc.,
2,300	2.700%, 02/01/14	2,316
1,095	6.700%, 01/30/18	1,271
4,212	7.072%, 06/08/15	4,636
	Simon Property Group LP,
1,001	2.150%, 09/15/17	1,006
1,738	4.200%, 02/01/15	1,806
1,850	4.900%, 01/30/14	1,882
438	5.100%, 06/15/15	471
2,355	5.250%, 12/01/16	2,623
825	6.100%, 05/01/16	920
1,125	6.750%, 05/15/14	1,155
3,050	WCI Finance LLC/WEA Finance LLC, 5.700%, 10/01/16 (e)	3,400

		27,382

	Thrifts & Mortgage Finance — 0.0% (g)
500	Abbey National Treasury Services plc, (United Kingdom), 4.000%, 04/27/16	530

	Total Financials	1,215,241

	Health Care — 0.6%
	Biotechnology — 0.1%
	Amgen, Inc.,
292	1.875%, 11/15/14	297
4,670	2.125%, 05/15/17	4,716
408	2.300%, 06/15/16	419
1,065	2.500%, 11/15/16	1,103
435	5.850%, 06/01/17	494
	Celgene Corp.,
1,501	1.900%, 08/15/17	1,493
2,086	2.450%, 10/15/15	2,143

		10,665

	Health Care Equipment & Supplies — 0.0% (g)
255	Baxter International, Inc., 4.000%, 03/01/14	259
1,925	Medtronic, Inc., 3.000%, 03/15/15	1,992

		2,251

SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care Providers & Services — 0.3%
	Aetna, Inc.,
1,128	1.750%, 05/15/17	1,117
2,155	6.000%, 06/15/16	2,425
	Cardinal Health, Inc.,
315	1.900%, 06/15/17	312
969	4.000%, 06/15/15	1,022
	Express Scripts Holding Co.,
1,530	2.100%, 02/12/15	1,555
830	2.650%, 02/15/17	850
1,780	2.750%, 11/21/14	1,820
2,408	3.500%, 11/15/16	2,543
	Laboratory Corp. of America Holdings,
4,735	2.200%, 08/23/17	4,686
2,214	3.125%, 05/15/16	2,281
2,800	5.625%, 12/15/15	3,053
544	McKesson Corp., 0.950%, 12/04/15	544
820	Medco Health Solutions, Inc., 2.750%, 09/15/15	845
	Quest Diagnostics, Inc.,
1,545	3.200%, 04/01/16	1,600
800	5.450%, 11/01/15	868
	UnitedHealth Group, Inc.,
765	0.850%, 10/15/15	765
867	1.400%, 10/15/17	846
250	1.875%, 11/15/16	254
2,095	5.000%, 08/15/14	2,182
	WellPoint, Inc.,
1,800	1.250%, 09/10/15	1,809
380	5.000%, 12/15/14	400
3,030	5.250%, 01/15/16	3,305
215	6.000%, 02/15/14	220

		35,302

	Life Sciences Tools & Services — 0.0% (g)
2,455	Thermo Fisher Scientific, Inc., 5.000%, 06/01/15	2,616

	Pharmaceuticals — 0.2%
1,100	AbbVie, Inc., 1.750%, 11/06/17	1,084
810	GlaxoSmithKline Capital plc, (United Kingdom), 1.500%, 05/08/17	803
660	GlaxoSmithKline Capital, Inc., 0.700%, 03/18/16	657
	Hospira, Inc.,
1,985	5.900%, 06/15/14	2,066
1,165	6.050%, 03/30/17	1,255

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pharmaceuticals — Continued
2,525	Merck Sharp & Dohme Corp., 4.750%, 03/01/15	2,681
6,770	Pfizer, Inc., 0.900%, 01/15/17	6,706
1,495	Sanofi, (France), 1.250%, 04/10/18	1,444
3,650	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.400%, 11/10/16	3,746
1,067	Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, (Netherlands), 3.000%, 06/15/15	1,104
2,793	Wyeth LLC, 5.500%, 02/01/14	2,850

		24,396

	Total Health Care	75,230

	Industrials — 1.0%
	Aerospace & Defense — 0.2%
	BAE Systems Holdings, Inc.,
2,716	4.950%, 06/01/14 (e)	2,792
3,510	5.200%, 08/15/15 (e)	3,757
1,253	General Dynamics Corp., 1.000%, 11/15/17	1,209
1,115	Honeywell International, Inc., 3.875%, 02/15/14	1,132
	Lockheed Martin Corp.,
2,835	2.125%, 09/15/16	2,891
1,300	7.650%, 05/01/16	1,507
2,035	Northrop Grumman Corp., 1.750%, 06/01/18	1,978
990	Northrop Grumman Systems Corp., 7.750%, 03/01/16	1,127
1,376	Precision Castparts Corp., 0.700%, 12/20/15	1,371
	Textron, Inc.,
655	5.600%, 12/01/17	718
3,910	6.200%, 03/15/15	4,191
595	United Technologies Corp., 1.800%, 06/01/17	598

		23,271

	Commercial Services & Supplies — 0.2%
10,434	ADT Corp. (The), 2.250%, 07/15/17	9,812
695	Republic Services, Inc., 3.800%, 05/15/18	734
	Waste Management, Inc.,
1,220	2.600%, 09/01/16	1,256
3,313	6.375%, 03/11/15	3,577
1,800	7.125%, 12/15/17	2,090

		17,469

	Construction & Engineering — 0.0% (g)
990	ABB Finance USA, Inc., 1.625%, 05/08/17	983

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	249

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Construction & Engineering — Continued
4,500	ABB Treasury Center USA, Inc., 2.500%, 06/15/16 (e)	4,656

		5,639

	Electrical Equipment — 0.1%
	Eaton Corp.,
2,465	0.950%, 11/02/15 (e)	2,461
6,084	1.500%, 11/02/17 (e)	5,945
1,700	Emerson Electric Co., 5.000%, 12/15/14	1,796

		10,202

	Industrial Conglomerates — 0.1%
800	Cooper U.S., Inc., 5.450%, 04/01/15	855
4,323	Danaher Corp., 1.300%, 06/23/14	4,355
3,100	General Electric Co., 5.250%, 12/06/17	3,506
750	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	849

		9,565

	Machinery — 0.0% (g)
	Caterpillar, Inc.,
220	5.700%, 08/15/16	248
745	7.000%, 12/15/13	758
1,150	PACCAR, Inc., 6.875%, 02/15/14	1,182

		2,188

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
1,700	5.650%, 05/01/17	1,919
1,450	5.750%, 03/15/18	1,662
2,000	7.000%, 02/01/14	2,050
2,852	Canadian National Railway Co., (Canada), 4.950%, 01/15/14	2,898
2,900	Canadian Pacific Railway Co., (Canada), 6.500%, 05/15/18	3,382
	CSX Corp.,
1,780	5.300%, 02/15/14	1,815
4,595	6.250%, 04/01/15	4,975
	ERAC USA Finance LLC,
1,950	1.400%, 04/15/16 (e)	1,935
1,012	2.750%, 03/15/17 (e)	1,025
3,038	5.600%, 05/01/15 (e)	3,256
1,476	6.200%, 11/01/16 (e)	1,666
1,100	Norfolk Southern Corp., 5.750%, 01/15/16	1,216
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
3,586	2.500%, 07/11/14 (e)	3,629
4,355	3.125%, 05/11/15 (e)	4,485

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — Continued
	Ryder System, Inc.,
4,609	2.500%, 03/01/17	4,620
1,000	3.600%, 03/01/16	1,045
	Union Pacific Corp.,
1,588	5.125%, 02/15/14	1,618
1,075	5.650%, 05/01/17	1,207
1,455	7.000%, 02/01/16	1,651

		46,054

	Total Industrials	114,388

	Information Technology — 0.8%
	Communications Equipment — 0.0% (g)
1,960	Cisco Systems, Inc., 5.500%, 02/22/16	2,177

	Computers & Peripherals — 0.3%
6,276	Apple, Inc., 0.450%, 05/03/16	6,212
	Dell, Inc.,
1,075	2.300%, 09/10/15	1,064
600	5.625%, 04/15/14	615
6,900	EMC Corp., 1.875%, 06/01/18	6,816
	Hewlett-Packard Co.,
4,472	2.125%, 09/13/15	4,537
8,415	3.000%, 09/15/16	8,667
2,500	4.750%, 06/02/14	2,569
7,505	6.125%, 03/01/14	7,691

		38,171

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
432	3.000%, 03/01/18	431
5,285	3.375%, 11/01/15	5,469

		5,900

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
2,865	0.700%, 07/15/15	2,867
1,360	1.625%, 10/15/15	1,384

		4,251

	IT Services — 0.1%
300	Affiliated Computer Services, Inc., 5.200%, 06/01/15	318
	International Business Machines Corp.,
2,010	0.450%, 05/06/16	1,986
1,375	0.875%, 10/31/14	1,382
5,860	1.950%, 07/22/16	6,020
1,250	6.500%, 10/15/13	1,259

		10,965

SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Office Electronics — 0.1%
	Xerox Corp.,
634	2.950%, 03/15/17	647
4,540	4.250%, 02/15/15	4,736
1,390	6.750%, 02/01/17	1,584
3,305	8.250%, 05/15/14	3,472

		10,439

	Semiconductors & Semiconductor Equipment — 0.1%
2,943	Intel Corp., 1.950%, 10/01/16	3,018
	National Semiconductor Corp.,
6,197	3.950%, 04/15/15	6,513
1,988	6.600%, 06/15/17	2,319
4,610	Texas Instruments, Inc., 2.375%, 05/16/16	4,777

		16,627

	Software — 0.1%
2,742	Intuit, Inc., 5.750%, 03/15/17	3,043
349	Microsoft Corp., 0.875%, 11/15/17	339
	Oracle Corp.,
1,210	1.200%, 10/15/17	1,178
5,155	5.250%, 01/15/16	5,672

		10,232

	Total Information Technology	98,762

	Materials — 0.7%
	Chemicals — 0.3%
2,135	Dow Chemical Co. (The), 2.500%, 02/15/16	2,205
	E.I. du Pont de Nemours & Co.,
2,856	1.950%, 01/15/16	2,914
3,225	3.250%, 01/15/15	3,342
2,840	5.250%, 12/15/16	3,193
	Ecolab, Inc.,
733	1.000%, 08/09/15	733
520	1.450%, 12/08/17	506
2,100	2.375%, 12/08/14	2,140
3,175	3.000%, 12/08/16	3,320
960	Monsanto Co., 2.750%, 04/15/16	1,000
	Potash Corp. of Saskatchewan, Inc., (Canada),
3,155	3.250%, 12/01/17	3,246
4,275	5.250%, 05/15/14	4,411
	PPG Industries, Inc.,
1,285	1.900%, 01/15/16	1,303
840	6.650%, 03/15/18	983
	Praxair, Inc.,
830	4.625%, 03/30/15	882
3,390	5.375%, 11/01/16	3,807

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — Continued
575	Rohm & Haas Co., 6.000%, 09/15/17	657

		34,642

	Construction Materials — 0.0% (g)
	CRH America, Inc.,
690	5.300%, 10/15/13	693
975	6.000%, 09/30/16	1,096

		1,789

	Metals & Mining — 0.4%
3,990	Barrick Gold Corp., (Canada), 2.900%, 05/30/16	4,012
	BHP Billiton Finance USA Ltd., (Australia),
4,679	1.125%, 11/21/14	4,716
5,035	1.625%, 02/24/17	5,013
1,365	1.875%, 11/21/16	1,383
375	5.250%, 12/15/15	411
950	6.750%, 11/01/13	959
	Freeport-McMoRan Copper & Gold, Inc.,
5,660	1.400%, 02/13/15	5,664
2,417	2.150%, 03/01/17	2,367
530	Nucor Corp., 5.750%, 12/01/17	602
4,850	Rio Tinto Alcan, Inc., (Canada), 5.000%, 06/01/15	5,160
	Rio Tinto Finance USA Ltd., (Australia),
1,160	1.875%, 11/02/15	1,176
897	2.250%, 09/20/16	912
8,900	8.950%, 05/01/14	9,382
	Teck Resources Ltd., (Canada),
1,385	2.500%, 02/01/18	1,334
2,640	3.150%, 01/15/17	2,672

		45,763

	Total Materials	82,194

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.7%
	AT&T, Inc.,
1,272	0.800%, 12/01/15	1,269
1,260	0.875%, 02/13/15	1,262
993	0.900%, 02/12/16	987
596	1.600%, 02/15/17	592
2,000	1.700%, 06/01/17	1,987
1,000	2.500%, 08/15/15	1,030
2,922	5.100%, 09/15/14	3,058
470	5.625%, 06/15/16	524
	BellSouth Corp.,
9,252	5.200%, 09/15/14	9,682

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	251

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
2,270	5.200%, 12/15/16	2,526
2,419	British Telecommunications plc, (United Kingdom), 2.000%, 06/22/15	2,460
9,094	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	9,268
	Deutsche Telekom International Finance B.V., (Netherlands),
2,715	2.250%, 03/06/17 (e)	2,738
4,470	4.875%, 07/08/14	4,626
1,000	5.750%, 03/23/16	1,104
419	GTE Corp., 6.840%, 04/15/18	493
1,533	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	1,506
9,000	Orange SA, (France), 4.375%, 07/08/14	9,267
2,000	Qwest Corp., 7.500%, 10/01/14	2,122
	Telecom Italia Capital S.A., (Luxembourg),
775	5.250%, 11/15/13	781
2,057	6.175%, 06/18/14	2,121
	Telefonica Emisiones S.A.U., (Spain),
847	3.192%, 04/27/18	826
1,121	3.992%, 02/16/16	1,158
1,280	4.949%, 01/15/15	1,331
500	6.421%, 06/20/16	547
	Verizon Communications, Inc.,
2,340	1.250%, 11/03/14	2,355
15,000	5.550%, 02/15/16	16,530

		82,150

	Wireless Telecommunication Services — 0.2%
3,170	Alltel Corp., 7.000%, 03/15/16	3,588
	America Movil S.A.B. de C.V., (Mexico),
2,031	5.625%, 11/15/17	2,297
430	5.750%, 01/15/15	456
	Rogers Communications, Inc., (Canada),
2,900	6.750%, 03/15/15	3,152
1,335	7.500%, 03/15/15	1,467
	Vodafone Group plc, (United Kingdom),
1,555	1.250%, 09/26/17	1,493
4,340	1.625%, 03/20/17	4,281
4,075	4.150%, 06/10/14	4,184
1,396	5.625%, 02/27/17	1,559
1,435	5.750%, 03/15/16	1,589

		24,066

	Total Telecommunication Services	106,216

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utilities — 1.0%
	Electric Utilities — 0.7%
224	American Electric Power Co., Inc., 1.650%, 12/15/17	218
4,295	Arizona Public Service Co., 6.250%, 08/01/16	4,879
	Commonwealth Edison Co.,
1,424	1.625%, 01/15/14	1,431
2,780	1.950%, 09/01/16	2,834
525	5.950%, 08/15/16	594
	Duke Energy Carolinas LLC,
460	1.750%, 12/15/16	468
1,480	5.250%, 01/15/18	1,686
1,645	5.750%, 11/15/13	1,662
	Duke Energy Corp.,
1,565	3.350%, 04/01/15	1,625
1,520	3.950%, 09/15/14	1,570
2,133	6.300%, 02/01/14	2,182
1,019	Entergy Corp., 3.625%, 09/15/15	1,054
935	Entergy Louisiana LLC, 1.875%, 12/15/14	947
1,000	Exelon Corp., 4.900%, 06/15/15	1,064
817	LG&E and KU Energy LLC, 2.125%, 11/15/15	835
1,035	Louisville Gas & Electric Co., 1.625%, 11/15/15	1,055
5,840	Metropolitan Edison Co., 4.875%, 04/01/14	5,975
2,800	MidAmerican Energy Co., 4.650%, 10/01/14	2,922
600	Monongahela Power Co., Inc., 6.700%, 06/15/14	626
2,745	Nevada Power Co., Series L, 5.875%, 01/15/15	2,931
	NextEra Energy Capital Holdings, Inc.,
930	1.200%, 06/01/15	933
496	1.339%, 09/01/15	497
355	2.600%, 09/01/15	365
5,665	7.875%, 12/15/15	6,502
2,180	Nisource Finance Corp., 6.400%, 03/15/18	2,517
530	Ohio Power Co., Series K, 6.000%, 06/01/16	591
1,650	Oncor Electric Delivery Co. LLC, 6.375%, 01/15/15	1,768
2,675	Pacific Gas & Electric Co., 5.625%, 11/30/17	3,060
750	PacifiCorp, 4.950%, 08/15/14	777
2,076	Peco Energy Co., 5.000%, 10/01/14	2,168
1,185	Pepco Holdings, Inc., 2.700%, 10/01/15	1,216
1,000	Potomac Edison Co. (The), 5.125%, 08/15/15	1,072
550	Potomac Electric Power Co., 4.950%, 11/15/13	555

SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
	Progress Energy, Inc.,
370	5.625%, 01/15/16	407
295	6.050%, 03/15/14	303
1,300	Public Service Co. of Oklahoma, 6.150%, 08/01/16	1,451
1,150	Public Service Electric & Gas Co., 2.700%, 05/01/15	1,187
	Sierra Pacific Power Co.,
890	5.450%, 09/01/13	890
3,545	Series M, 6.000%, 05/15/16	4,003
745	Southern California Edison Co., 4.150%, 09/15/14	773
	Southern Co. (The),
2,975	1.950%, 09/01/16	3,023
2,952	4.150%, 05/15/14	3,026
577	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	554
787	Virginia Electric and Power Co., 1.200%, 01/15/18	763
	Wisconsin Electric Power Co.,
1,815	6.000%, 04/01/14	1,871
1,125	6.250%, 12/01/15	1,259
1,015	Xcel Energy, Inc., 0.750%, 05/09/16	1,003

		79,092

	Gas Utilities — 0.1%
6,038	Atmos Energy Corp., 4.950%, 10/15/14	6,310
	CenterPoint Energy Resources Corp.,
1,045	6.125%, 11/01/17	1,212
1,300	6.150%, 05/01/16	1,457
2,000	Consolidated Natural Gas Co., Series A, 5.000%, 03/01/14	2,043
668	Southern California Gas Co., 5.500%, 03/15/14	685

		11,707

	Independent Power Producers & Energy Traders — 0.1%
1,539	Exelon Generation Co. LLC, 5.350%, 01/15/14	1,565
610	PPL Energy Supply LLC, 6.200%, 05/15/16	673
	PSEG Power LLC,
960	2.750%, 09/15/16	994
1,000	5.320%, 09/15/16	1,106

		4,338

	Multi-Utilities — 0.1%
	AGL Capital Corp.,
1,000	4.950%, 01/15/15	1,052

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — Continued
1,320	6.375%, 07/15/16	1,494
	CenterPoint Energy, Inc.,
350	5.950%, 02/01/17	395
800	Series B, 6.850%, 06/01/15	877
2,725	Consolidated Edison Co. of New York, Inc., 5.500%, 09/15/16	3,073
1,317	Consumers Energy Co., Series P, 5.500%, 08/15/16	1,477
	Dominion Resources, Inc.,
1,000	1.800%, 03/15/14	1,006
650	Series C, 5.150%, 07/15/15	701
2,108	National Grid plc, (United Kingdom), 6.300%, 08/01/16	2,385
	Sempra Energy,
1,210	2.000%, 03/15/14	1,219
1,880	6.500%, 06/01/16	2,136

		15,815

	Water Utilities — 0.0% (g)
470	American Water Capital Corp., 6.085%, 10/15/17	541

	Total Utilities	111,493

	Total Corporate Bonds (Cost $2,122,208)	2,138,684

Foreign Government Securities — 0.3%
29,787	Egypt Government AID Bonds, (Egypt), 4.450%, 09/15/15	32,112
	Province of Ontario, (Canada),
1,370	2.300%, 05/10/16	1,416
6,530	2.950%, 02/05/15	6,758

	Total Foreign Government Securities (Cost $39,817)	40,286

Mortgage Pass-Through Securities — 5.6%
	Federal Home Loan Mortgage Corp.,
545	ARM, 1.754%, 08/01/37	564
1,999	ARM, 2.024%, 03/01/37	2,105
1,904	ARM, 2.116%, 12/01/36	2,010
2,416	ARM, 2.117%, 05/01/37	2,547
1,581	ARM, 2.250%, 08/01/36	1,686
70	ARM, 2.259%, 01/01/27	75
521	ARM, 2.264%, 06/01/36	551
101	ARM, 2.353%, 12/01/27	107
1,143	ARM, 2.361%, 04/01/37	1,213
1,041	ARM, 2.445%, 03/01/37	1,105
271	ARM, 2.459%, 03/01/35	286
1,775	ARM, 2.480%, 08/01/36	1,862

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	253

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
3,637	ARM, 2.536%, 10/01/36	3,893
252	ARM, 2.577%, 07/01/36	267
2,337	ARM, 2.638%, 01/01/37	2,454
1,330	ARM, 2.640%, 11/01/36	1,418
4,036	ARM, 2.730%, 06/01/37	4,313
8,093	ARM, 2.731%, 06/01/37	8,580
1,041	ARM, 2.740%, 12/01/36	1,108
89	ARM, 2.745%, 08/01/36	92
4	ARM, 2.788%, 12/01/17	4
255	ARM, 2.831%, 04/01/37	272
828	ARM, 2.856%, 10/01/37	878
5,311	ARM, 2.867%, 03/01/35	5,622
2,904	ARM, 2.889%, 04/01/38	3,106
3,349	ARM, 2.908%, 10/01/35	3,565
2,624	ARM, 2.915%, 03/01/36	2,802
2,314	ARM, 2.933%, 01/01/38	2,469
1,546	ARM, 2.942%, 08/01/37	1,640
1,297	ARM, 3.046%, 03/01/37	1,381
984	ARM, 3.066%, 02/01/37	1,046
550	ARM, 3.236%, 08/01/37	576
7,038	ARM, 3.363%, 03/01/36	7,555
2	ARM, 5.751%, 01/01/27	2
704	ARM, 6.270%, 11/01/37	752
278	ARM, 6.354%, 02/01/37	295
388	ARM, 6.393%, 12/01/36	412
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
41,651	4.000%, 07/01/18 - 06/01/26	43,915
875	4.500%, 04/01/16 - 10/01/18	921
14,585	5.000%, 03/01/18 - 01/01/21	15,466
29,483	5.500%, 08/01/19 - 01/01/24	31,861
11,115	6.000%, 08/01/16 - 12/01/23	11,637
10,980	6.500%, 07/01/14 - 08/01/21	11,628
5,209	7.000%, 03/01/15 - 03/01/17	5,449
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
1,601	6.000%, 01/01/19 - 10/01/24	1,744
5,469	6.500%, 08/01/18 - 03/01/26	6,039
4	7.000%, 03/01/14	4
99	7.500%, 10/01/16 - 07/01/18	105
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
23,552	5.500%, 03/01/34 - 07/01/37	25,576
420	6.000%, 07/01/32	464
979	7.000%, 08/01/38	1,094

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
13,419	7.500%, 12/01/36	15,211
4,440	10.000%, 10/01/30	5,164
211	Federal Home Loan Mortgage Corp. Gold Pools, Other, 6.000%, 09/01/17	221
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
31	8.000%, 04/01/17 - 05/01/19	32
7	8.250%, 08/01/17	7
	Federal National Mortgage Association,
55	ARM, 1.326%, 08/01/37	59
3,119	ARM, 1.497%, 08/01/37	3,337
1,188	ARM, 1.702%, 04/01/37	1,230
2,410	ARM, 1.713%, 07/01/37	2,552
1,879	ARM, 1.828%, 02/01/37	1,956
2,563	ARM, 1.882%, 01/01/37	2,684
29	ARM, 1.908%, 03/01/19	29
277	ARM, 1.983%, 01/01/35	292
401	ARM, 2.055%, 07/01/37	413
46	ARM, 2.109%, 07/01/37	49
119	ARM, 2.213%, 04/01/36	125
564	ARM, 2.214%, 05/01/36	597
21	ARM, 2.240%, 06/01/27	22
1,608	ARM, 2.242%, 08/01/36	1,725
18	ARM, 2.255%, 01/01/19	19
510	ARM, 2.279%, 10/01/36	543
2,437	ARM, 2.301%, 11/01/37	2,590
22	ARM, 2.305%, 07/01/27	23
4	ARM, 2.375%, 08/01/19	4
7	ARM, 2.396%, 08/01/36	7
565	ARM, 2.405%, 07/01/36	597
997	ARM, 2.414%, 12/01/35	1,056
1,489	ARM, 2.418%, 08/01/36	1,583
13	ARM, 2.422%, 05/01/25	13
1	ARM, 2.470%, 10/01/27	—	(h)
316	ARM, 2.487%, 08/01/36	333
2,221	ARM, 2.516%, 01/01/37 - 11/01/37	2,350
3,315	ARM, 2.535%, 12/01/36	3,529
3,369	ARM, 2.551%, 03/01/37	3,572
1,232	ARM, 2.557%, 09/01/34	1,311
169	ARM, 2.595%, 12/01/36	180
790	ARM, 2.614%, 04/01/37	838
43	ARM, 2.617%, 06/01/36	46
1,724	ARM, 2.638%, 08/01/36	1,834
823	ARM, 2.693%, 10/01/36	878

SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
1,778	ARM, 2.703%, 11/01/37	1,899
9	ARM, 2.723%, 10/01/25	9
1,280	ARM, 2.737%, 12/01/37	1,356
285	ARM, 2.738%, 12/01/36	304
3,751	ARM, 3.001%, 03/01/36	3,985
523	ARM, 3.040%, 12/01/36	558
9	ARM, 3.125%, 11/01/16	9
5,826	ARM, 3.183%, 03/01/36	6,191
4,706	ARM, 3.192%, 03/01/36	5,000
3,906	ARM, 3.210%, 10/01/35	4,156
5	ARM, 3.747%, 08/01/17	5
493	ARM, 4.140%, 04/01/38	525
1,658	ARM, 5.320%, 01/01/23	1,814
462	ARM, 5.623%, 03/01/47	496
	Federal National Mortgage Association, 15 Year, Single Family,
1,960	4.000%, 07/01/18 - 01/01/19	2,070
4,467	4.500%, 05/01/18 - 05/01/19	4,734
27,055	5.000%, 03/01/16 - 02/01/23	29,088
57,767	5.500%, 01/01/18 - 07/01/25	62,294
32,181	6.000%, 08/01/14 - 07/01/24	34,752
18,822	6.500%, 09/01/13 - 03/01/23	20,120
3,442	7.000%, 03/01/15 - 01/01/18	3,619
14	7.500%, 05/01/15	15
184	8.000%, 11/01/15 - 10/01/16	193
	Federal National Mortgage Association, 20 Year, Single Family,
1,624	5.500%, 05/01/27	1,766
2,421	6.000%, 03/01/18 - 04/01/24	2,645
3,808	6.500%, 01/01/14 - 03/01/25	4,212
1,129	7.000%, 08/01/20 - 08/01/21	1,237
4	7.500%, 11/01/13 - 06/01/16	5
22	8.000%, 07/01/14 - 11/01/15	23
	Federal National Mortgage Association, 30 Year, FHA/VA,
213	5.500%, 08/01/34	233
15	8.500%, 03/01/27	15
	Federal National Mortgage Association, 30 Year, Single Family,
30,092	5.000%, 10/01/39	33,001
30,420	5.500%, 12/01/32 - 02/01/38	33,284
31,804	6.000%, 04/01/35 - 01/01/38	35,147
24,944	6.500%, 03/01/26 - 10/01/38	27,544
10,341	7.000%, 04/01/37 - 08/01/37	11,564
118	8.000%, 12/01/30	134
11	8.500%, 09/01/21	12
51	9.000%, 02/01/31	57

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

26	9.500%, 07/01/28	29
9	10.000%, 02/01/24	10
	Federal National Mortgage Association, Other,
241	4.000%, 07/01/17	254
329	4.500%, 11/01/13 - 12/01/19	342
84	5.000%, 01/01/14 - 05/01/14	89
1,127	5.500%, 06/01/16 - 09/01/17	1,191
623	6.000%, 09/01/17	663
	Government National Mortgage Association II,
138	ARM, 1.625%, 11/20/25 - 01/20/28	144
43	ARM, 1.750%, 07/20/21	45
79	ARM, 2.000%, 08/20/16 - 09/20/22	82
13	ARM, 2.500%, 12/20/17 - 05/20/21	14
37	ARM, 3.000%, 01/20/16 - 05/20/20	38
6	ARM, 3.500%, 10/20/17 - 12/20/17	6
12	ARM, 4.000%, 11/20/15 - 08/20/18	12
	Government National Mortgage Association II, 30 Year, Single Family,
8,650	6.000%, 09/20/38	9,479
17,080	7.000%, 08/20/38 - 09/20/38	19,434
18	7.500%, 09/20/28	22
40	8.000%, 09/20/26 - 12/20/27	49
50	8.500%, 03/20/25 - 04/20/25	58
	Government National Mortgage Association, 15 Year, Single Family,
2	6.000%, 04/15/14	2
3,254	6.500%, 10/15/23	3,587
	Government National Mortgage Association, 30 Year, Single Family,
6,843	6.500%, 09/15/38	7,703
15	8.500%, 04/15/25	16
10	9.000%, 09/15/24 - 10/15/26	11
314	9.500%, 07/15/20 - 12/15/25	347
6	12.000%, 11/15/19	6

	Total Mortgage Pass-Through Securities (Cost $653,797)	659,231

Supranational — 0.0% (g)
881	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $885)	918

U.S. Government Agency Securities — 13.9%
	Federal Farm Credit Bank,
36,025	2.350%, 09/23/13	36,074
8,000	2.625%, 04/17/14	8,123
1,580	3.000%, 02/12/14	1,601
5,000	3.000%, 09/22/14	5,149
5,000	5.450%, 12/11/13	5,073

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	255

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
	Federal Home Loan Bank,
15,000	0.250%, 01/16/15	14,995
5,600	1.375%, 05/28/14	5,650
25,865	2.375%, 03/14/14	26,175
15,085	2.500%, 06/13/14	15,359
74,350	2.625%, 09/13/13	74,414
13,730	2.750%, 12/12/14	14,167
23,405	2.750%, 03/13/15	24,261
153,715	3.125%, 12/13/13	155,015
21,685	3.125%, 03/11/16	23,011
10,000	4.875%, 11/27/13	10,112
44,470	4.875%, 12/13/13	45,062
24,980	5.000%, 03/14/14	25,613
29,755	5.375%, 06/13/14	30,955
6,670	7.000%, 08/15/14	7,101
	Federal Home Loan Mortgage Corp.,
16,400	0.350%, 12/05/14	16,416
57,900	0.500%, 10/15/13	57,928
30,000	1.000%, 07/30/14	30,229
50,100	1.000%, 08/20/14	50,482
50,000	1.000%, 08/27/14	50,423
25,100	1.350%, 04/29/14	25,297
10,000	1.750%, 09/10/15	10,259
65,200	2.000%, 08/25/16	67,316
75,000	2.500%, 05/27/16	78,471
50,000	4.375%, 07/17/15	53,683
25,000	4.500%, 01/15/14	25,403
15,960	4.500%, 04/02/14	16,356
10,000	4.875%, 06/13/18	11,443
75,196	5.000%, 01/30/14	76,706
65,505	5.000%, 07/15/14	68,241
35,000	5.250%, 04/18/16	39,119
	Federal National Mortgage Association,
5,700	Zero Coupon, 07/05/14	5,676
30,000	0.375%, 03/16/15	30,016
20,000	0.375%, 07/05/16	19,745
28,000	0.500%, 05/27/15	28,050
15,650	0.875%, 05/21/18	15,034
7,100	1.125%, 10/08/13	7,107
70,000	1.125%, 04/27/17	69,767
20,000	1.250%, 09/28/16	20,190
5,000	1.250%, 01/30/17	5,024
71,200	1.375%, 11/15/16	71,997
20,000	1.625%, 10/26/15	20,473
22,000	2.250%, 03/15/16	22,866
20,000	2.375%, 07/28/15	20,733

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

20,000	2.375%, 04/11/16	20,853
5,000	2.500%, 05/15/14	5,082
40,000	4.625%, 10/15/13	40,219
10,000	5.000%, 04/15/15	10,746
3,315	5.000%, 03/15/16	3,674
11,200	Federal National Mortgage Association STRIPS, Zero Coupon, 07/15/16	10,810

	Total U.S. Government Agency Securities (Cost $1,627,970)	1,633,744

U.S. Treasury Obligations — 39.7%
	U.S. Treasury Notes,
15,000	0.125%, 12/31/13	15,003
50,000	0.125%, 04/30/15	49,848
35,000	0.250%, 10/31/13	35,011
20,000	0.250%, 11/30/13	20,009
4,000	0.250%, 01/31/14	4,003
5,000	0.250%, 02/28/14	5,004
30,000	0.250%, 03/31/14	30,027
40,000	0.250%, 01/15/15	40,006
70,000	0.250%, 02/15/15	69,986
65,000	0.250%, 08/15/15	64,820
155,000	0.250%, 09/15/15	154,504
80,000	0.250%, 10/15/15	79,681
10,000	0.375%, 11/15/14	10,021
30,000	0.375%, 04/15/15	30,034
65,000	0.375%, 06/15/15	65,025
65,000	0.375%, 06/30/15	65,025
10,000	0.375%, 02/15/16	9,956
20,000	0.375%, 03/15/16	19,894
10,000	0.500%, 10/15/13	10,005
75,000	0.500%, 08/15/14	75,243
85,000	0.500%, 10/15/14	85,305
30,000	0.500%, 07/31/17	29,184
20,000	0.750%, 06/15/14	20,097
105,000	0.875%, 11/30/16	104,893
85,000	0.875%, 12/31/16	84,807
60,000	0.875%, 01/31/17	59,775
45,000	0.875%, 04/30/17	44,638
125,000	1.000%, 05/15/14 (m)	125,771
125,000	1.000%, 08/31/16 (m)	125,772
75,000	1.000%, 09/30/16	75,398
105,000	1.000%, 10/31/16	105,435
60,000	1.250%, 02/15/14 (m)	60,319
105,000	1.250%, 04/15/14	105,742
50,000	1.250%, 08/31/15	50,840
70,000	1.250%, 09/30/15	71,203

SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
25,000	1.250%, 10/31/15	25,430
10,000	1.375%, 11/30/15	10,200
65,000	1.500%, 12/31/13	65,302
40,000	1.500%, 06/30/16	40,875
96,620	1.500%, 07/31/16 (m)	98,696
25,000	1.750%, 01/31/14	25,171
170,000	1.750%, 07/31/15	174,409
110,000	1.750%, 05/31/16 (m)	113,188
75,000	1.875%, 02/28/14	75,662
30,750	1.875%, 04/30/14	31,107
160,000	1.875%, 06/30/15	164,400
60,000	2.000%, 11/30/13	60,281
140,000	2.000%, 01/31/16	144,922
50,000	2.000%, 04/30/16	51,797
5,000	2.125%, 11/30/14	5,119
40,000	2.125%, 05/31/15	41,238
30,000	2.125%, 12/31/15	31,125
125,000	2.125%, 02/29/16	129,834
25,000	2.250%, 05/31/14	25,393
103,720	2.375%, 08/31/14	105,993
80,000	2.375%, 10/31/14	82,022
100,000	2.375%, 02/28/15	103,113
75,000	2.375%, 03/31/16	78,398
125,000	2.500%, 04/30/15	129,507
10,000	2.500%, 06/30/17	10,504
30,000	2.625%, 07/31/14	30,671
40,000	2.625%, 04/30/16	42,088
5,000	2.750%, 11/30/16	5,294
20,000	3.125%, 09/30/13	20,050
15,000	3.125%, 10/31/16	16,056
37,000	3.125%, 04/30/17	39,703
35,000	3.250%, 12/31/16	37,639

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

170,000	4.000%, 02/15/15 (m)	179,151
65,000	4.125%, 05/15/15	69,167
74,675	4.250%, 08/15/14	77,569
15,000	4.250%, 11/15/14	15,726
190,000	4.250%, 08/15/15 (m)	204,198
45,000	4.500%, 11/15/15	48,966
45,000	4.500%, 02/15/16	49,314

	Total U.S. Treasury Obligations (Cost $4,655,827)	4,661,562

Loan Assignment — 0.1%
	Financials — 0.1%
	Real Estate Management & Development — 0.1%
9,307	Invitation Homes, Revolving Loan,
	VAR, 3.750%, 03/15/15 (i)	9,261

	Total Loan Assignment (Cost $9,307)	9,261

SHARES
Short-Term Investment — 0.1%
	Investment Company — 0.1%
10,315	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $10,315)	10,315

	Total Investments — 99.5% (Cost $11,663,613)	11,692,830
	Other Assets in Excess of Liabilities — 0.5%	53,912

	NET ASSETS — 100.0%	$11,746,742

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	257

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 67.7%
	Consumer Discretionary — 17.9%
	Automobiles — 1.1%
500	Chrysler Group LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	543

	Hotels, Restaurants & Leisure — 5.0%
125	Burger King Corp., 9.875%, 10/15/18 (m)	141
360	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	371
350	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.125%, 08/01/18	383
	CityCenter Holdings LLC/CityCenter Finance Corp.,
100	7.625%, 01/15/16	106
200	PIK, 10.750%, 01/15/17 (m)	215
50	DineEquity, Inc., 9.500%, 10/30/18 (m)	56
135	Isle of Capri Casinos, Inc., 7.750%, 03/15/19	139
	MGM Resorts International,
100	7.625%, 01/15/17	110
100	10.000%, 11/01/16	118
300	11.375%, 03/01/18	374
150	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	161
300	Vail Resorts, Inc., 6.500%, 05/01/19	318

		2,492

	Household Durables — 1.0%
50	KB Home, 9.100%, 09/15/17	57
80	Lennar Corp., Series B, 12.250%, 06/01/17	103
155	M/I Homes, Inc., 8.625%, 11/15/18	165
25	RSI Home Products, Inc., 6.875%, 03/01/18 (e)	26
140	Standard Pacific Corp., 10.750%, 09/15/16	166

		517

	Media — 9.8%
373	Allbritton Communications Co., 8.000%, 05/15/18 (m)	403
200	AMC Entertainment, Inc., 8.750%, 06/01/19	215
275	Cablevision Systems Corp., 8.625%, 09/15/17 (m)	313
40	Cenveo Corp., 8.875%, 02/01/18 (m)	40
625	DISH DBS Corp., 4.625%, 07/15/17 (m)	632
100	Inmarsat Finance plc, (United Kingdom), 7.375%, 12/01/17 (e)	104
125	Lamar Media Corp., 7.875%, 04/15/18	134
275	LIN Television Corp., 8.375%, 04/15/18	294
60	Media General, Inc., 11.750%, 02/15/17	66
100	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	110

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — Continued
21	NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.000%, 08/01/18 (e)	21
360	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	388
575	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18	625
460	Regal Cinemas Corp., 8.625%, 07/15/19	497
125	Sinclair Television Group, Inc., 9.250%, 11/01/17 (e)	132
460	Telesat Canada/Telesat LLC, (Canada), 6.000%, 05/15/17 (e)	477
375	WMG Acquisition Corp., 11.500%, 10/01/18	432

		4,883

	Specialty Retail — 1.0%
300	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	334
100	J. Crew Group, Inc., 8.125%, 03/01/19	105
60	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	61

		500

	Total Consumer Discretionary	8,935

	Consumer Staples — 3.8%
	Food & Staples Retailing — 1.4%
250	Rite Aid Corp., 10.250%, 10/15/19	282
97	SUPERVALU, Inc., 8.000%, 05/01/16	106
280	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17 (e)	309

		697

	Food Products — 2.4%
470	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e) (m)	511
650	Pilgrim’s Pride Corp., 7.875%, 12/15/18	702

		1,213

	Total Consumer Staples	1,910

	Energy — 8.6%
	Energy Equipment & Services — 3.3%
225	Hercules Offshore, Inc., 7.125%, 04/01/17 (e)	239
200	Ocean Rig UDW, Inc., 9.500%, 04/27/16 (e)	211
225	Parker Drilling Co., 9.125%, 04/01/18	240
200	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	219
200	Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	209
	SESI LLC,
100	6.375%, 05/01/19	105

SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Energy Equipment & Services — Continued
400	7.125%, 12/15/21	432

		1,655

	Oil, Gas & Consumable Fuels — 5.3%
110	Arch Coal, Inc., 8.750%, 08/01/16 (m)	106
275	Chesapeake Energy Corp., 3.250%, 03/15/16	276
200	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	222
100	Comstock Resources, Inc., 8.375%, 10/15/17 (m)	105
410	CONSOL Energy, Inc., 8.000%, 04/01/17 (m)	432
50	Denbury Resources, Inc., 8.250%, 02/15/20 (m)	55
50	Energy XXI Gulf Coast, Inc., 7.750%, 06/15/19 (m)	52
50	EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19	53
115	EPE Holdings LLC/EP Energy Bond Co., Inc., PIK, 8.875%, 12/15/17 (e) (m)	117
250	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	266
100	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	107
175	Laredo Petroleum, Inc., 9.500%, 02/15/19	195
200	Peabody Energy Corp., 6.000%, 11/15/18	199
50	Stone Energy Corp., 8.625%, 02/01/17	53
110	Swift Energy Co., 7.125%, 06/01/17	112
60	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	59
220	WPX Energy, Inc., 5.250%, 01/15/17	233

		2,642

	Total Energy	4,297

	Financials — 3.3%
	Capital Markets — 0.2%
110	E*TRADE Financial Corp., 6.000%, 11/15/17	114

	Commercial Banks — 1.4%
210	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e)	231
425	CIT Group, Inc., 5.000%, 05/15/17	441

		672

	Consumer Finance — 1.3%
	Ally Financial, Inc.,
445	6.250%, 12/01/17	477
135	VAR, 2.946%, 07/18/16	136
	General Motors Financial Co., Inc.,
30	2.750%, 05/15/16 (e)	30

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — Continued
28	3.250%, 05/15/18 (e)	27

		670

	Diversified Financial Services — 0.3%
55	MPH Intermediate Holding Co. 2, PIK, 8.375%, 08/01/18 (e)	56
69	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	77

		133

	Real Estate Investment Trusts (REITs) — 0.1%
60	Felcor Lodging LP, 6.750%, 06/01/19	63

	Total Financials	1,652

	Health Care — 6.1%
	Health Care Equipment & Supplies — 2.1%
150	Alere, Inc., 7.250%, 07/01/18	162
800	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	896

		1,058

	Health Care Providers & Services — 2.5%
200	MultiPlan, Inc., 9.875%, 09/01/18 (e)	222
160	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	171
50	Universal Health Services, Inc., 7.000%, 10/01/18	53
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
500	7.750%, 02/01/19	535
250	8.000%, 02/01/18	264

		1,245

	Pharmaceuticals — 1.5%
110	Endo Health Solutions, Inc., 7.000%, 07/15/19 (m)	112
	Valeant Pharmaceuticals International,
175	6.750%, 10/01/17 (e)	186
410	6.875%, 12/01/18 (e)	435

		733

	Total Health Care	3,036

	Industrials — 5.5%
	Aerospace & Defense — 0.3%
40	Moog, Inc., 7.250%, 06/15/18	42
60	TransDigm, Inc., 7.750%, 12/15/18	64
60	Triumph Group, Inc., 8.625%, 07/15/18	65

		171

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	259

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Airlines — 0.3%
130	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	140
12	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	13

		153

	Building Products — 0.2%
75	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	82

	Commercial Services & Supplies — 2.1%
76	AWAS Aviation Capital Ltd., (Ireland), 7.000%, 10/17/16 (e)	79
	Garda World Security Corp., (Canada),
8	9.750%, 03/15/17 (e)	8
300	9.750%, 03/15/17 (e)	319
210	Harland Clarke Holdings Corp., VAR, 6.000%, 05/15/15	208
370	ILFC E-Capital Trust I, VAR, 4.960%, 12/21/65 (e)	314
25	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	26
100	R.R. Donnelley & Sons Co., 8.600%, 08/15/16 (m)	116

		1,070

	Construction & Engineering — 0.1%
50	Tutor Perini Corp., 7.625%, 11/01/18	52

	Electrical Equipment — 0.3%
130	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	135

	Machinery — 0.6%
90	SPX Corp., 6.875%, 09/01/17	100
170	Victor Technologies Group, Inc., 9.000%, 12/15/17	183

		283

	Road & Rail — 0.6%
200	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.875%, 11/15/17	203
75	Hertz Corp. (The), 7.500%, 10/15/18	81

		284

	Trading Companies & Distributors — 1.0%
	Aircastle Ltd., (Bermuda),
60	6.250%, 12/01/19	63
50	6.750%, 04/15/17	53
	International Lease Finance Corp.,
285	8.875%, 09/01/17	324

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Trading Companies & Distributors — Continued
19	VAR, 2.224%, 06/15/16	19
50	United Rentals North America, Inc., 9.250%, 12/15/19	56

		515

	Total Industrials	2,745

	Information Technology — 1.4%
	Electronic Equipment, Instruments & Components — 0.2%
100	Brightstar Corp., 9.500%, 12/01/16 (e)	105

	IT Services — 0.7%
320	iGATE Corp., 9.000%, 05/01/16	344

	Software — 0.5%
225	Audatex North America, Inc., 6.750%, 06/15/18	240
30	Healthcare Technology Intermediate, Inc., PIK, 8.125%, 09/01/18 (e)	30

		270

	Total Information Technology	719

	Materials — 10.5%
	Chemicals — 2.0%
200	Ashland, Inc., 3.000%, 03/15/16 (e)	203
110	Celanese US Holdings LLC, 6.625%, 10/15/18 (m)	117
175	Olin Corp., 8.875%, 08/15/19	192
200	OMNOVA Solutions, Inc., 7.875%, 11/01/18	210
100	PolyOne Corp., 7.375%, 09/15/20	110
150	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	152

		984

	Construction Materials — 2.0%
650	Cemex S.A.B. de C.V., (Mexico), VAR, 5.276%, 09/30/15 (e) (m)	663
	Vulcan Materials Co.,
100	6.400%, 11/30/17	109
200	6.500%, 12/01/16	220

		992

	Containers & Packaging — 1.8%
210	Ardagh Packaging Finance plc, (Ireland), 7.375%, 10/15/17 (e) (m)	224
400	Berry Plastics Corp., 9.750%, 01/15/21 (m)	463
100	Graphic Packaging International, Inc., 7.875%, 10/01/18	109
100	Plastipak Holdings, Inc., 10.625%, 08/15/19 (e)	110

		906

SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Metals & Mining — 4.3%
300	APERAM, (Luxembourg), 7.375%, 04/01/16 (e)	294
	ArcelorMittal, (Luxembourg),
520	5.111%, 02/25/17 (m)	531
230	10.350%, 06/01/19 (m)	272
385	Commercial Metals Co., 6.500%, 07/15/17	414
420	FMG Resources August 2006 Pty Ltd., (Australia), 7.000%, 11/01/15 (e)	433
200	Novelis, Inc., (Canada), 8.375%, 12/15/17	215

		2,159

	Paper & Forest Products — 0.4%
100	Boise Paper Holdings LLC/Boise Finance Co., 9.000%, 11/01/17	105
100	Clearwater Paper Corp., 7.125%, 11/01/18	108

		213

	Total Materials	5,254

	Telecommunication Services — 7.8%
	Diversified Telecommunication Services — 5.6%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
325	7.250%, 10/30/17	344
280	8.125%, 04/30/20	303
100	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)	137
200	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	219
100	Frontier Communications Corp., 8.250%, 04/15/17	113
	Intelsat Jackson Holdings S.A., (Luxembourg),
360	7.250%, 04/01/19	385
150	8.500%, 11/01/19	163
	Level 3 Financing, Inc.,
207	10.000%, 02/01/18	222
100	VAR, 4.146%, 02/15/15	100
220	Sprint Capital Corp., 6.900%, 05/01/19	227
400	Virgin Media Secured Finance plc, (United Kingdom), 6.500%, 01/15/18	417
150	Windstream Corp., 7.875%, 11/01/17	167

		2,797

	Wireless Telecommunication Services — 2.2%
200	Cricket Communications, Inc., 7.750%, 10/15/20	227
250	MetroPCS Wireless, Inc., 7.875%, 09/01/18	271
500	Sprint Communications, Inc., 8.375%, 08/15/17	562
45	T-Mobile USA, Inc., 5.250%, 09/01/18 (e)	45

		1,105

	Total Telecommunication Services	3,902

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Utilities — 2.8%
		Electric Utilities — 0.3%
150		Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20 (m)	158

		Gas Utilities — 0.5%
260		Ferrellgas LP/Ferrellgas Finance Corp., 9.125%, 10/01/17	272

		Independent Power Producers & Energy Traders — 2.0%
210		Calpine Corp., 7.875%, 07/31/20 (e) (m)	227
210		GenOn Energy, Inc., 7.875%, 06/15/17	228
500		NRG Energy, Inc., 7.625%, 05/15/19	529

			984

		Total Utilities	1,414

		Total Corporate Bonds (Cost $34,241)	33,864

Preferred Security — 0.4% (x)
		Financials — 0.4%
		Commercial Banks — 0.4%
230		Wachovia Capital Trust III, VAR, 5.570%, 10/04/13 (Cost $230)	217

SHARES
Preferred Stock — 0.5%
		Financials — 0.5%
		Insurance — 0.5%
—	(h)	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.388%, 10/29/49 (Cost $255)	259

PRINCIPAL AMOUNT($)
Loan Assignments — 26.5%
		Consumer Discretionary — 6.9%
		Hotels, Restaurants & Leisure — 2.5%
104		Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.434%, 01/28/18	93
375		Hilton, Mezzanine B Loan, VAR, 3.742%, 11/12/15 ^	373
109		Landry’s, Inc., Term Loan, VAR, 4.750%, 04/24/18	110
209		Mohegan Tribal Gaming Authority, Term A Loan, VAR, 5.500%, 03/31/15	209
350		Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 08/22/19 ^	348
170		Station Casinos, Term Loan, VAR, 5.000%, 03/01/20 ^	171

			1,304

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	261

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
		Household Durables — 0.2%
77		Tempur-Pedic, Term B Loan, VAR, 3.500%, 03/18/20	76

		Media — 2.6%
—	(h)	Cequel Communications LLC, Term Loan, VAR, 3.500%, 02/14/19 ^	—	(h)
300		Clear Channel Communications, Inc., Term Loan B, VAR, 3.832%, 01/29/16 ^	280
339		Univision Communications, Inc., 1st Lien Term Loan, VAR, 4.500%, 03/01/20	337
753		Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16 ^	727

			1,344

		Multiline Retail — 0.5%
250		J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	244

		Specialty Retail — 1.1%
		Gymboree, Initial Term Loan (A & R),
268		VAR, 5.000%, 02/23/18	257
7		VAR, 5.000%, 02/23/18	7
		J. Crew, Term Loan B,
69		VAR, 4.000%, 03/07/18	69
76		VAR, 4.000%, 03/07/18	76
153		VAR, 4.000%, 03/07/18	152

			561

		Total Consumer Discretionary	3,529

		Consumer Staples — 2.4%
		Food & Staples Retailing — 1.7%
176		Albertsons LLC, Term Loan B1, VAR, 4.250%, 03/21/16	176
273		Albertsons LLC, Term Loan B2, VAR, 4.750%, 03/21/19	273
400		SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19	402

			851

		Food Products — 0.7%
200		Del Monte Corp., Term Loan, VAR, 4.000%, 03/08/18 ^	199
12		New HB Acquisition LLC, Term B Loan, VAR, 6.750%, 04/09/20	12
133		New HB Acquisition, LLC, Term B Loan, VAR, 6.750%, 04/09/20	137

			348

		Total Consumer Staples	1,199

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Energy — 1.4%
		Energy Equipment & Services — 0.2%
100		Drillships Financing Holding, Inc., Tranche B-2 Term Loan, VAR, 5.500%, 07/15/16	101

		Oil, Gas & Consumable Fuels — 1.2%
100		Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	103
109		MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	110
83		Rice Energy LLC, Term Loan, VAR, 8.500%, 10/25/18	81
110		Sabine Oil & Gas (NFR Energy), Term Loan, VAR, 8.750%, 12/31/18	111
175		WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18	173

			578

		Total Energy	679

		Financials — 0.4%
		Capital Markets — 0.4%
		Guggenheim Partners Investment Management Holdings, LLC, Initial Term Loan,
—	(h)	VAR, 4.250%, 07/22/20	—	(h)
65		VAR, 4.250%, 07/22/20	65
110		Walter Investment Management Corp., Tranche B Term Loan, VAR, 5.750%, 11/28/17	111

		Total Financials	176

		Health Care — 2.6%
		Biotechnology — 0.5%
250		Sage Products, Inc., Term Loan, VAR, 4.250%, 12/13/19	251

		Health Care Equipment & Supplies — 0.3%
144		Kinetic Concepts, Inc., Incremental Term D-1 Loan, VAR, 4.500%, 05/04/18 ^	145

		Health Care Providers & Services — 1.8%
		CHG Healthcare Services, Inc., Term Loan,
106		VAR, 5.000%, 11/19/19	107
4		VAR, 5.000%, 11/19/19	4
225		inVentiv Health, Consolidated Term Loan, VAR, 7.500%, 08/04/16	219
		Multiplan, Inc., Term Loan B,
9		VAR, 4.000%, 08/26/17	9
136		VAR, 4.000%, 08/26/17	137
298		National Mentor Holdings, Inc., Tranche B-1 Term Loan, VAR, 6.500%, 02/09/17	300
125		Vanguard Health Systems, Term Loan B, VAR, 3.750%, 01/29/16	125

			901

		Total Health Care	1,297

SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
		Industrials — 4.8%
		Airlines — 0.8%
398		Delta Air Lines, Inc., New Term Loan B-1, VAR, 4.000%, 10/18/18	399

		Commercial Services & Supplies — 1.3%
		Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
33		VAR, 5.432%, 06/30/17	33
78		VAR, 5.432%, 06/30/17	77
158		VAR, 5.432%, 06/30/17	155
280		Multi Packaging Solutions, Inc., Term Loan, VAR, 4.750%, 07/29/20	281
100		Wastequip, Inc., Term Loan, VAR, 5.750%, 08/15/19	100

			646

		Construction & Engineering — 0.2%
100		United States Infrastructure Corp., Inc., Term Loan, VAR, 4.750%, 07/31/20	100

		Machinery — 1.5%
170		Apex Tool Group, Inc., Term Loan, VAR, 4.500%, 01/31/20	170
113		Edwards Ltd., Term Loan, VAR, 4.750%, 03/26/20	113
223		Gardner Denver, Initial Dollar Term Loan, VAR, 4.250%, 07/30/20	222
249		Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18	249

			754

		Marine — 0.2%
112		American Petroleum Tankers, Term Loan B, VAR, 4.750%, 10/02/19	112

		Road & Rail — 0.4%
109		Hertz, Term Loan, VAR, 3.750%, 03/11/18	110
		Ozburn-Hessey Logistics LLC, Term Loan,
100		VAR, 6.750%, 05/22/19	100
—	(h)	VAR, 7.750%, 05/22/19	—	(h)

			210

		Trading Companies & Distributors — 0.4%
199		Baker Corp. International, Term Loan, VAR, 4.250%, 02/07/20	198

		Total Industrials	2,419

		Information Technology — 4.2%
		Communications Equipment — 1.3%
229		Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 5.750%, 01/30/19	229

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Communications Equipment — Continued
229	Arris Group, Inc., Term Loan B, VAR, 3.500%, 04/17/20	226
249	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.762%, 10/26/17	221

		676

	Computers & Peripherals — 0.2%
119	MEI, Inc., 1st Lien Term Loan, VAR, 5.000%, 08/15/20	119

	Electronic Equipment, Instruments & Components — 0.5%
	CDW Corp., Term Loan,
201	VAR, 3.500%, 04/29/20	199
28	VAR, 3.500%, 04/29/20	28

		227

	Internet Software & Services — 0.5%
229	Go Daddy Group, Inc. (The), Term Loan, VAR, 4.250%, 12/17/18	229

	IT Services — 0.5%
230	First Data Corp., 2017 New Dollar Term Loan, VAR, 4.184%, 03/24/17	228

	Semiconductors & Semiconductor Equipment — 0.9%
229	Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	230
229	NXP B.V., Tranche C Term Loan, VAR, 4.750%, 01/10/20	232

		462

	Software — 0.3%
40	BMC Software, USD Term Loan, VAR, 08/07/20 ^	40
100	Flexera Software, Term Loan B, VAR, 5.000%, 03/13/19	100

		140

	Total Information Technology	2,081

	Materials — 2.1%
	Chemicals — 1.2%
56	AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17	57
210	DuPont Performance, Term Loan, VAR, 4.750%, 02/01/20	210
50	OCI Beaumont, Term B-1 Loan, VAR, 6.250%, 08/20/19	50
95	OCI Beaumont, Term B-2 Loan, VAR, 6.250%, 08/20/19	94
	Tronox, Term Loan,
93	VAR, 4.500%, 03/19/20	94
107	VAR, 4.500%, 03/19/20	108

		613

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	263

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Metals & Mining — 0.9%
100	Bowie Resource Partners LLC, 1st Lien Term Loan, VAR, 6.500%, 08/15/20	100
150	Fairmount Minerals Ltd., 1st Lien Term Loan, VAR, 5.250%, 03/15/17	150
150	Fairmount Minerals Ltd., Term B-2 Loan, VAR, 08/15/19 ^	150
30	Firth Rixson, 2013 Replacement Dollar Term, VAR, 4.250%, 06/30/17	30

		430

	Total Materials	1,043

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 0.8%
185	Cincinnati Bell, Tranche B Term Loan, VAR, 08/09/20 ^	184
	Integra Telecom Holdings, Inc., Term Loan,
30	VAR, 5.250%, 02/22/19	30
30	VAR, 5.250%, 02/22/19	30
70	Level 3 Financing, Term Loan B3, VAR, 4.000%, 08/01/19	70
110	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	109

		423

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wireless Telecommunication Services — 0.5%
230	Cricket Communications, Inc., Term Loan C, VAR, 4.750%, 03/08/20	231

	Total Telecommunication Services	654

	Utilities — 0.4%
	Independent Power Producers & Energy Traders — 0.4%
200	Calpine Corp., Term B-1 Loan, VAR, 3.000%, 05/03/20 ^	197

	Total Loan Assignments (Cost $13,351)	13,274

SHARES
Short-Term Investment — 6.6%
	Investment Company — 6.6%
3,321	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $3,321)	3,321

	Total Investments — 101.7% (Cost $51,398)	50,935
	Liabilities in Excess of Other Assets — (1.7)%	(846)

	NET ASSETS — 100.0%	$50,089

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 19.9%
	Federal Farm Credit Banks,
25,000	4.350%, 09/02/14 (m)	26,035
500	6.270%, 01/26/16	567
4,000	Financing Corp. Fico, Zero Coupon, 11/30/17	3,717
4,600	New Valley Generation I, 7.299%, 03/15/19	5,323
3,668	New Valley Generation II, 5.572%, 05/01/20	4,099

	Total U.S. Government Agency Securities (Cost $38,430)	39,741

U.S. Treasury Obligations — 79.0%
1,000	U.S. Treasury Inflation Indexed Note, 1.250%, 04/15/14	1,116
	U.S. Treasury Notes,
10,500	0.625%, 04/30/18	10,090
10,000	0.750%, 10/31/17	9,769
5,000	0.750%, 03/31/18	4,840
10,000	0.875%, 12/31/16	9,977
10,000	0.875%, 04/30/17	9,920
4,000	1.375%, 11/30/15	4,080
12,000	1.750%, 07/31/15	12,311
12,000	1.875%, 04/30/14	12,139
20,000	2.000%, 11/30/13	20,095
9,000	2.000%, 01/31/16	9,316

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

10,000	2.000%, 04/30/16	10,359
3,800	2.125%, 11/30/14	3,891
1,000	2.375%, 10/31/14	1,025
18,000	2.625%, 02/29/16	18,917
15,000	2.625%, 04/30/16	15,783
4,000	3.250%, 12/31/16	4,302

	Total U.S. Treasury Obligations (Cost $157,804)	157,930

SHARES
Short-Term Investment — 0.7%
	Investment Company — 0.7%
1,478	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $1,478)	1,478

	Total Investments — 99.6% (Cost $197,712)	199,149
	Other Assets in Excess of Liabilities — 0.4%	723

	NET ASSETS — 100.0%	$199,872

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	265

J.P. Morgan Income Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

ADR	— American Depositary Receipt
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2013.
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollars
CDO	— Collateralized Debt Obligation
CLN

—  Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of August 31, 2013. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.

CLP	— Chilean Peso
CMBS	— Commercial Mortgage Backed Security
CMO	— Collateralized Mortgage Obligation
CONS	— Consolidated Bonds
DOP	— Dominican Peso
ESOP	— Employee Stock Ownership Program
EUR	— Euro
FHA	— Federal Housing Administration
GMAC	— General Motors Acceptance Corp.
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2013. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PIK	— Payment-in-Kind
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
RON	— Romanian Leu
RUB	— Russian Ruble
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2013.
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2013.
ZAR	— South African Rand
(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of August 31, 2013.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(r)	— Rates are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)

—  Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2013.

@

—  The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of August 31, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

^	— All or a portion of the security is unsettled as of August 31, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
#	— Security is distressed as of August 31, 2013. The rate at which income is accrued on the security is lower than the stated PIK coupon rate.
†	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

Fund	Value
Inflation Managed Bond Fund	$12,920

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	267

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands, except per share amounts)

	Core Bond Fund	Core Plus Bond Fund		Government Bond Fund	High Yield Fund
ASSETS:
Investments in non-affiliates, at value	$25,066,340	$2,529,005		$1,569,212	$9,880,128
Investments in affiliates, at value	134,687	11,642		83,890	347,615

Total investment securities, at value	25,201,027	2,540,647		1,653,102	10,227,743
Cash	6	20		—	2,482
Foreign currency, at value	—	463		—	—
Receivables:
Investment securities sold	11,274	3,403		12	40,201
Fund shares sold	49,413	2,664		3,067	38,435
Interest and dividends from non-affiliates	117,002	21,190		5,456	172,814
Dividends from affiliates	3	—	(a)	1	9
Variation margin on futures contracts	—	2		—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	126		—	—
Unrealized appreciation on unfunded commitments	—	—		—	36
Other assets	—	131		—	—

Total Assets	25,378,725	2,568,646		1,661,638	10,481,720

LIABILITIES:
Payables:
Distributions	5,799	4,270		1,643	18,958
Investment securities purchased	23,302	3,203		—	66,812
Fund shares redeemed	48,278	4,044		3,069	19,075
Unrealized depreciation on unfunded commitments	126	2		—	—
Accrued liabilities:
Investment advisory fees	6,532	659		424	5,739
Administration fees	373	79		61	197
Shareholder servicing fees	2,800	428		39	736
Distribution fees	2,328	320		254	422
Custodian and accounting fees	352	56		39	82
Collateral management fees	—	2		—	—
Trustees’ and Chief Compliance Officer’s fees	—	1		5	5
Other	2,703	240		116	2,248

Total Liabilities	92,593	13,304		5,650	114,274

Net Assets	$25,286,132	$2,555,342		$1,655,988	$10,367,446

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund	High Yield Fund
NET ASSETS:
Paid-in-Capital	$24,641,529	$2,768,975	$1,566,663	$9,862,230
Accumulated undistributed (distributions in excess of) net investment income	23,697	3,076	1,533	20,229
Accumulated net realized gains (losses)	103,630	(246,738)	3,546	251,054
Net unrealized appreciation (depreciation)	517,276	30,029	84,246	233,933

Total Net Assets	$25,286,132	$2,555,342	$1,655,988	$10,367,446

Net Assets:
Class A	$5,461,770	$373,783	$711,996	$923,874
Class B	32,613	2,728	5,928	7,020
Class C	1,631,202	347,210	111,816	320,752
Class R2	110,525	10,132	49,905	16,205
Class R5	337,559	—	—	102,274
Class R6	5,305,860	303,534	—	1,827,147
Institutional Class	—	58,675	—	—
Select Class	12,406,603	1,459,280	776,343	7,170,174

Total	$25,286,132	$2,555,342	$1,655,988	$10,367,446

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	471,704	45,590	64,624	115,544
Class B	2,818	331	539	875
Class C	140,201	42,185	10,185	40,079
Class R2	9,559	1,237	4,534	2,030
Class R5	29,198	—	—	12,725
Class R6	458,088	37,025	—	227,630
Institutional Class	—	7,153	—	—
Select Class	1,072,388	178,114	70,487	892,779

Net Asset Value (a):
Class A — Redemption price per share	$11.58	$8.20	$11.02	$8.00
Class B — Offering price per share (b)	11.57	8.25	11.01	8.02
Class C — Offering price per share (b)	11.63	8.23	10.98	8.00
Class R2 — Offering and redemption price per share	11.56	8.19	11.01	7.98
Class R5 — Offering and redemption price per share	11.56	—	—	8.04
Class R6 — Offering and redemption price per share	11.58	8.20	—	8.03
Institutional Class — Offering and redemption price per share	—	8.20	—	—
Select Class — Offering and redemption price per share	11.57	8.19	11.01	8.03
Class A maximum sales charge	3.75%	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.03	$8.52	$11.45	$8.31

Cost of investments in non-affiliates	$24,548,938	$2,499,075	$1,484,966	$9,646,231
Cost of investments in affiliates	134,687	11,642	83,890	347,615
Cost of foreign currency	—	489	—	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	269

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Inflation Managed Bond Fund		Limited Duration Bond Fund	Mortgage-Backed Securities Fund
ASSETS:
Investments in non-affiliates, at value	$1,496,233		$567,571	$3,629,739
Investments in affiliates, at value	92,491		118,370	16,209
Investments in affiliates — restricted, at value	12,920		—	—

Total investment securities, at value	1,601,644		685,941	3,645,948
Receivables:
Investment securities sold	—		183	573
Fund shares sold	2,180		3,226	4,494
Interest and dividends from non-affiliates	7,801		831	10,411
Dividends from affiliates	1		3	—	(a)
Outstanding swap contracts, at value	2,266		—	—
Prepaid expenses and other assets	136		—	—

Total Assets	1,614,028		690,184	3,661,426

LIABILITIES:
Payables:
Distributions	973		259	1,960
Investment securities purchased	3,182		4,640	13,634
Fund shares redeemed	1,436		511	6,064
Unrealized depreciation on unfunded commitments	—		—	18
Outstanding swap contracts, at value	14,069		—	—
Accrued liabilities:
Investment advisory fees	406		81	580
Shareholder servicing fees	102		110	237
Distribution fees	22		71	48
Custodian and accounting fees	52		41	—
Collateral management fees	5		—	—
Trustees’ and Chief Compliance Officer’s fees	—	(a)	1	—
Other	116		79	19

Total Liabilities	20,363		5,793	22,560

Net Assets	$1,593,665		$684,391	$3,638,866

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Inflation Managed Bond Fund	Limited Duration Bond Fund	Mortgage-Backed Securities Fund
NET ASSETS:
Paid-in-Capital	$1,618,212	$781,237	$3,596,145
Accumulated undistributed (distributions in excess of) net investment income	350	(128)	4,127
Accumulated net realized gains (losses)	2,382	(74,359)	476
Net unrealized appreciation (depreciation)	(27,279)	(22,359)	38,118

Total Net Assets	$1,593,665	$684,391	$3,638,866

Net Assets:
Class A	$63,282	$146,336	$192,520
Class B	—	409	—
Class C	6,054	64,259	7,578
Class R2	11,157	—	—
Class R5	56	—	—
Class R6	322,647	16,184	1,815,370
Select Class	1,190,469	457,203	1,623,398

Total	$1,593,665	$684,391	$3,638,866

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	6,098	14,868	16,756
Class B	—	42	—
Class C	585	6,598	675
Class R2	1,075	—	—
Class R5	5	—	—
Class R6	31,060	1,642	161,462
Select Class	114,679	46,447	144,417

Net Asset Value (a):
Class A — Redemption price per share	$10.38	$9.84	$11.49
Class B — Offering price per share (b)	—	9.76	—
Class C — Offering price per share (b)	10.35	9.74	11.22
Class R2 — Offering and redemption price per share	10.38	—	—
Class R5 — Offering and redemption price per share	10.42	—	—
Class R6 — Offering and redemption price per share	10.39	9.86	11.24
Select Class — Offering and redemption price per share	10.38	9.84	11.24
Class A maximum sales charge	3.75%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.78	$10.07	$11.94

Cost of investments in non-affiliates	$1,511,709	$589,930	$3,591,603
Cost of investments in affiliates	92,491	118,370	16,209
Cost of investments in affiliates — restricted	12,920	—	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	271

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Short Duration Bond Fund	Short Duration High Yield Fund		Treasury & Agency Fund
ASSETS:
Investments in non-affiliates, at value	$11,682,515	$47,614		$197,671
Investments in affiliates, at value	10,315	3,321		1,478

Total investment securities, at value	11,692,830	50,935		199,149
Cash	—	37		—
Receivables:
Investment securities sold	3,701	50		—
Fund shares sold	80,756	398		198
Interest and dividends from non-affiliates	60,615	734		1,594
Dividends from affiliates	1	—	(a)	—	(a)
Due from Advisor	—	12		—
Other assets	—	46		—

Total Assets	11,837,903	52,212		200,941

LIABILITIES:
Payables:
Due to custodian	170	—		—
Distributions	4,382	73		68
Investment securities purchased	55,663	1,977		—
Fund shares redeemed	26,230	—	(a)	847
Unrealized depreciation on unfunded commitments	3	—		—
Accrued liabilities:
Investment advisory fees	2,446	—		60
Administration fees	—	1		14
Shareholder servicing fees	1,773	6		—
Distribution fees	176	—	(a)	12
Custodian and accounting fees	195	9		8
Trustees’ and Chief Compliance Officer’s fees	2	—	(a)	—	(a)
Other	121	57		60

Total Liabilities	91,161	2,123		1,069

Net Assets	$11,746,742	$50,089		$199,872

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Short Duration Bond Fund	Short Duration High Yield Fund	Treasury & Agency Fund
NET ASSETS:
Paid-in-Capital	$11,706,584	$50,452	$197,742
Accumulated undistributed (distributions in excess of) net investment income	4,201	81	60
Accumulated net realized gains (losses)	6,743	19	633
Net unrealized appreciation (depreciation)	29,214	(463)	1,437

Total Net Assets	$11,746,742	$50,089	$199,872

Net Assets:
Class A	$253,602	$219	$55,927
Class B	818	—	197
Class C	185,916	50	—
Class R6	3,275,275	50	—
Select Class	8,031,131	49,770	143,748

Total	$11,746,742	$50,089	$199,872

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	23,325	22	5,877
Class B	74	—	20
Class C	16,994	5	—
Class R6	300,861	5	—
Select Class	737,766	5,030	15,121

Net Asset Value (a):
Class A — Redemption price per share	$10.87	$9.89	$9.52
Class B — Offering price per share (b)	10.98	—	9.50
Class C — Offering price per share (b)	10.94	9.89	—
Class R6 — Offering and redemption price per share	10.89	9.90	—
Select Class — Offering and redemption price per share	10.89	9.90	9.51
Class A maximum sales charge	2.25%	2.25%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.12	$10.12	$9.74

Cost of investments in non-affiliates	$11,653,298	$48,077	$196,234
Cost of investments in affiliates	10,315	3,321	1,478

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	273

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund	High Yield Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$444,984	$60,363	$29,408	$381,310
Dividend income from non-affiliates	—	390	—	4,406
Dividend income from affiliates	48	7	4	6
Foreign taxes withheld	—	— (a)	—	—

Total investment income	445,032	60,760	29,412	385,722

EXPENSES:
Investment advisory fees	42,087	4,288	2,742	36,127
Administration fees	11,829	1,205	771	4,687
Distribution fees:
Class A	7,591	636	961	1,224
Class B	142	13	27	30
Class C	8,234	1,834	583	1,291
Class R2	286	25	126	41
Shareholder servicing fees:
Class A	7,591	636	961	1,224
Class B	47	4	9	10
Class C	2,745	611	194	430
Class R2	143	13	63	21
Class R5	75	—	—	26
Institutional Class	—	26	—	—
Select Class	17,652	1,891	1,058	9,772
Custodian and accounting fees	719	144	69	196
Interest expense to affiliates	— (a)	—	—	— (a)
Professional fees	206	37	29	65
Collateral management fees	—	3	—	—
Trustees’ and Chief Compliance Officer’s fees	159	16	15	63
Printing and mailing costs	1,531	126	92	704
Registration and filing fees	260	103	53	316
Transfer agent fees	7,707	423	913	3,007
Other	162	20	11	101

Total expenses	109,166	12,054	8,677	59,335

Less amounts waived	(18,336)	(1,069)	(2,386)	(10,806)
Less earnings credits	— (a)	—	—	(1)

Net expenses	90,830	10,985	6,291	48,528

Net investment income (loss)	354,202	49,775	23,121	337,194

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	87,124	18,891	(3,035)	152,905
Futures	—	3	—	—
Foreign currency transactions	—	461	—	—
Swaps	—	(56)	—	—

Net realized gain (loss)	87,124	19,299	(3,035)	152,905

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(1,115,340)	(118,323)	(84,416)	(387,084)
Futures	—	(2)	—	—
Foreign currency translations	—	37	—	—
Swaps	—	(5)	—	—
Unfunded commitments	(126)	(2)	—	(33)

Change in net unrealized appreciation/depreciation	(1,115,466)	(118,295)	(84,416)	(387,117)

Net realized/unrealized gains (losses)	(1,028,342)	(98,996)	(87,451)	(234,212)

Change in net assets resulting from operations	$(674,140)	$(49,221)	$(64,330)	$102,982

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Inflation Managed Bond Fund	Limited Duration Bond Fund	Mortgage-Backed Securities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$15,443	$4,139	$63,474
Interest income from affiliates	2	—	—
Dividend income from affiliates	9	15	—

Total investment income	15,454	4,154	63,474

EXPENSES:
Investment advisory fees	2,757	706	7,264
Administration fees	664	238	1,750
Distribution fees:
Class A	149	113	326
Class B	—	1	—
Class C	25	247	29
Class R2	29	—	—
Shareholder servicing fees:
Class A	149	113	326
Class B	—	— (a)	—
Class C	8	82	10
Class R2	14	—	—
Class R5	— (a)	—	—
Select Class	1,460	498	2,478
Custodian and accounting fees	94	59	75
Professional fees	49	23	37
Interest expense to affiliates	—	—	— (a)
Collateral management fees	10	—	—
Trustees’ and Chief Compliance Officer’s fees	9	3	23
Printing and mailing costs	190	29	59
Registration and filing fees	47	36	78
Transfer agent fees	325	82	595
Other	12	8	31

Total expenses	5,991	2,238	13,081

Less amounts waived	(1,297)	(700)	(5,901)

Net expenses	4,694	1,538	7,180

Net investment income (loss)	10,760	2,616	56,294

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	311	— (a)	3,076
Swaps	51	—	—

Net realized gain (loss)	362	— (a)	3,076

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(53,310)	(356)	(127,666)
Swaps	(11,248)	—	—
Unfunded commitments	—	—	(18)

Change in net unrealized appreciation/depreciation	(64,558)	(356)	(127,684)

Net realized/unrealized gains (losses)	(64,196)	(356)	(124,608)

Change in net assets resulting from operations	$(53,436)	$2,260	$(68,314)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	275

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Short Duration Bond Fund	Short Duration High Yield Fund (a)		Treasury & Agency Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$86,776	$742		$2,116
Dividend income from non-affiliates	—	4		—
Dividend income from affiliates	4	1		— (b)

Total investment income	86,780	747		2,116

EXPENSES:
Investment advisory fees	14,979	74		439
Administration fees	5,053	12		123
Distribution fees:
Class A	328	—	(b)	82
Class B	3	—		1
Class C	801	—	(b)	—
Shareholder servicing fees:
Class A	328	—	(b)	82
Class B	1	—		— (b)
Class C	267	—	(b)	—
Select Class	9,676	37		283
Custodian and accounting fees	342	17		16
Professional fees	71	55		23
Trustees’ and Chief Compliance Officer’s fees	68	—	(b)	2
Printing and mailing costs	164	1		13
Registration and filing fees	111	5		17
Transfer agent fees	1,334	2		27
Offering costs	—	46		—
Other	80	5		4

Total expenses	33,606	254		1,112

Less amounts waived	(4,279)	(99)		(376)
Less earnings credits	— (b)	—		—
Less expense reimbursements	—	(59)		—

Net expenses	29,327	96		736

Net investment income (loss)	57,453	651		1,380

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(855)	19		602

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(106,360)	(463)		(4,056)
Unfunded commitments	(3)	—		—

Change in net unrealized appreciation/depreciation	(106,363)	(463)		(4,056)

Net realized/unrealized gains (losses)	(107,218)	(444)		(3,454)

Change in net assets resulting from operations	$(49,765)	$207		$(2,074)

(a)	Commencement of operations was March 1, 2013.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$354,202	$764,547	$49,775	$99,179
Net realized gain (loss)	87,124	25,832	19,299	3,074
Change in net unrealized appreciation/depreciation	(1,115,466)	181,121	(118,295)	28,472

Change in net assets resulting from operations	(674,140)	971,500	(49,221)	130,725

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(71,829)	(165,521)	(8,449)	(18,728)
From net realized gains	—	(8,365)	—	(318)
Class B
From net investment income	(326)	(952)	(45)	(125)
From net realized gains	—	(57)	—	(2)
Class C
From net investment income	(18,290)	(51,560)	(6,553)	(14,865)
From net realized gains	—	(3,423)	—	(313)
Class R2
From net investment income	(1,237)	(2,276)	(156)	(246)
From net realized gains	—	(141)	—	(6)
Class R5
From net investment income	(4,070)	(7,056)	—	—
From net realized gains	—	(356)	—	—
Class R6
From net investment income	(71,478)	(126,119)	(5,445)	(6,951)
From net realized gains	—	(6,200)	—	(151)
Institutional Class
From net investment income	—	—	(1,002)	(1,823)
From net realized gains	—	—	—	(27)
Select Class
From net investment income	(178,479)	(397,079)	(26,972)	(54,671)
From net realized gains	—	(19,341)	—	(850)

Total distributions to shareholders	(345,709)	(788,446)	(48,622)	(99,076)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(3,075,508)	4,609,886	(300,400)	649,309

NET ASSETS:
Change in net assets	(4,095,357)	4,792,940	(398,243)	680,958
Beginning of period	29,381,489	24,588,549	2,953,585	2,272,627

End of period	$25,286,132	$29,381,489	$2,555,342	$2,953,585

Accumulated undistributed (distributions in excess of) net investment income	$23,697	$15,204	$3,076	$1,923

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	277

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$23,121	$48,073	$337,194	$757,668
Net realized gain (loss)	(3,035)	6,697	152,905	176,021
Change in net unrealized appreciation/depreciation	(84,416)	(7,667)	(387,117)	281,817

Change in net assets resulting from operations	(64,330)	47,103	102,982	1,215,506

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(9,291)	(18,040)	(28,233)	(65,704)
From net realized gains	—	—	—	(6,639)
Class B
From net investment income	(61)	(185)	(208)	(547)
From net realized gains	—	—	—	(59)
Class C
From net investment income	(1,271)	(3,797)	(9,116)	(18,786)
From net realized gains	—	—	—	(2,270)
Class R2
From net investment income	(557)	(934)	(460)	(829)
From net realized gains	—	—	—	(101)
Class R5
From net investment income	—	—	(3,201)	(5,024)
From net realized gains	—	—	—	(633)
Class R6
From net investment income	—	—	(55,990)	(109,665)
From net realized gains	—	—	—	(10,696)
Select Class
From net investment income	(11,329)	(24,161)	(232,841)	(545,063)
From net realized gains	—	—	—	(52,799)

Total distributions to shareholders	(22,509)	(47,117)	(330,049)	(818,815)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(138,877)	258,662	(719,453)	(613,323)

NET ASSETS:
Change in net assets	(225,716)	258,648	(946,520)	(216,632)
Beginning of period	1,881,704	1,623,056	11,313,966	11,530,598

End of period	$1,655,988	$1,881,704	$10,367,446	$11,313,966

Accumulated undistributed (distributions in excess of) net investment income	$1,533	$921	$20,229	$13,084

SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$10,760	$21,776	$2,616	$6,422
Net realized gain (loss)	362	4,293	— (a)	(4,545)
Change in net unrealized appreciation/depreciation	(64,558)	11,714	(356)	20,499

Change in net assets resulting from operations	(53,436)	37,783	2,260	22,376

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(719)	(2,393)	(371)	(687)
From net realized gains	—	(800)	—	—
Class B
From net investment income	—	—	— (a)	(2)
Class C
From net investment income	(18)	(50)	(93)	(466)
From net realized gains	—	(30)	—	—
Class R2
From net investment income	(51)	(138)	—	—
From net realized gains	—	(52)	—	—
Class R5
From net investment income	— (a)	(1)	—	—
From net realized gains	—	— (a)	—	—
Class R6
From net investment income	(2,038)	(3,137)	(60)	(122)
From net realized gains	—	(1,046)	—	—
Select Class
From net investment income	(7,639)	(15,953)	(1,933)	(4,794)
From net realized gains	—	(5,610)	—	—

Total distributions to shareholders	(10,465)	(29,210)	(2,457)	(6,071)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	94,586	366,379	170,872	98,721

NET ASSETS:
Change in net assets	30,685	374,952	170,675	115,026
Beginning of period	1,562,980	1,188,028	513,716	398,690

End of period	$1,593,665	$1,562,980	$684,391	$513,716

Accumulated undistributed (distributions in excess of) net investment income	$350	$55	$(128)	$(287)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	279

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$56,294	$123,576	$57,453	$150,109
Net realized gain (loss)	3,076	159	(855)	8,412
Change in net unrealized appreciation/depreciation	(127,684)	21,001	(106,363)	(11,755)

Change in net assets resulting from operations	(68,314)	144,736	(49,765)	146,766

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,897)	(8,251)	(808)	(2,684)
From net realized gains	—	—	—	(71)
Class B
From net investment income	—	—	(1)	(5)
From net realized gains	—	—	—	— (a)
Class C (b)
From net investment income	(75)	(52)	(161)	(1,298)
From net realized gains	—	—	—	(64)
Class R6
From net investment income	(26,239)	(56,794)	(20,407)	(55,759)
From net realized gains	—	—	—	(1,029)
Select Class
From net investment income	(25,106)	(56,567)	(34,463)	(88,264)
From net realized gains	—	—	—	(1,840)

Total distributions to shareholders	(54,317)	(121,664)	(55,840)	(151,014)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(646,894)	1,326,100	(457,825)	1,279,244

NET ASSETS:
Change in net assets	(769,525)	1,349,172	(563,430)	1,274,996
Beginning of period	4,408,391	3,059,219	12,310,172	11,035,176

End of period	$3,638,866	$4,408,391	$11,746,742	$12,310,172

Accumulated undistributed (distributions in excess of) net investment income	$4,127	$2,150	$4,201	$2,588

(a)	Amount rounds to less than $1,000.
(b)	Commencement of offering of class of shares effective July 2, 2012 for Mortgage-Backed Securities Fund

SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Short Duration High Yield Fund	Treasury & Agency Fund
	Six Months Ended 8/31/2013 (Unaudited) (a)	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$651	$1,380	$3,709
Net realized gain (loss)	19	602	1,444
Change in net unrealized appreciation/depreciation	(463)	(4,056)	(3,654)

Change in net assets resulting from operations	207	(2,074)	1,499

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2)	(257)	(729)
From net realized gains	—	—	(383)
Class B
From net investment income	—	— (b)	(1)
From net realized gains	—	—	(1)
Class C
From net investment income	(1)	—	—
Class R6
From net investment income	(1)	—	—
Select Class
From net investment income	(566)	(1,116)	(2,899)
From net realized gains	—	—	(1,168)

Total distributions to shareholders	(570)	(1,373)	(5,181)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	50,452	(105,778)	(92,221)

NET ASSETS:
Change in net assets	50,089	(109,225)	(95,903)
Beginning of period	—	309,097	405,000

End of period	$50,089	$199,872	$309,097

Accumulated undistributed (distributions in excess of) net investment income	$81	$60	$53

(a)	Commencement of operations was March 1, 2013.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	281

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$695,629	$2,473,187	$79,447	$289,856
Distributions reinvested	67,750	166,337	7,747	18,194
Cost of shares redeemed	(1,425,819)	(2,274,781)	(265,701)	(169,224)

Change in net assets resulting from Class A capital transactions	$(662,440)	$364,743	$(178,507)	$138,826

Class B
Proceeds from shares issued	$320	$2,026	$111	$762
Distributions reinvested	315	960	42	117
Cost of shares redeemed	(9,131)	(14,656)	(1,066)	(2,178)

Change in net assets resulting from Class B capital transactions	$(8,496)	$(11,670)	$(913)	$(1,299)

Class C
Proceeds from shares issued	$97,268	$754,843	$48,094	$266,890
Distributions reinvested	17,196	51,441	6,422	14,860
Cost of shares redeemed	(954,114)	(675,153)	(250,490)	(126,679)

Change in net assets resulting from Class C capital transactions	$(839,650)	$131,131	$(195,974)	$155,071

Class R2
Proceeds from shares issued	$16,435	$64,077	$1,960	$11,358
Distributions reinvested	1,072	2,081	136	236
Cost of shares redeemed	(15,555)	(20,869)	(1,286)	(2,915)

Change in net assets resulting from Class R2 capital transactions	$1,952	$45,289	$810	$8,679

Class R5
Proceeds from shares issued	$131,762	$191,720	$—	$—
Distributions reinvested	3,232	5,688	—	—
Cost of shares redeemed	(72,973)	(103,038)	—	—

Change in net assets resulting from Class R5 capital transactions	$62,021	$94,370	$—	$—

Class R6
Proceeds from shares issued	$1,065,506	$2,556,486	$81,235	$206,827
Distributions reinvested	67,534	124,092	3,019	4,374
Cost of shares redeemed	(765,696)	(793,430)	(13,586)	(32,972)

Change in net assets resulting from Class R6 capital transactions	$367,344	$1,887,148	$70,668	$178,229

Institutional Class
Proceeds from shares issued	$—	$—	$33,930	$34,794
Distributions reinvested	—	—	724	1,247
Cost of shares redeemed	—	—	(26,039)	(23,769)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$8,615	$12,272

Select Class
Proceeds from shares issued	$2,556,705	$5,700,746	$91,315	$302,317
Distributions reinvested	152,692	350,053	5,943	12,248
Cost of shares redeemed	(4,705,636)	(3,951,924)	(102,357)	(157,034)

Change in net assets resulting from Select Class capital transactions	$(1,996,239)	$2,098,875	$(5,099)	$157,531

Total change in net assets resulting from capital transactions	$(3,075,508)	$4,609,886	$(300,400)	$649,309

SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Core Bond Fund		Core Plus Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	58,538	205,673	9,419	34,258
Reinvested	5,734	13,809	925	2,150
Redeemed	(120,668)	(189,218)	(31,802)	(19,972)

Change in Class A Shares	(56,396)	30,264	(21,458)	16,436

Class B
Issued	27	168	13	89
Reinvested	27	80	5	14
Redeemed	(772)	(1,219)	(126)	(256)

Change in Class B Shares	(718)	(971)	(108)	(153)

Class C
Issued	8,118	62,430	5,664	31,440
Reinvested	1,446	4,251	763	1,749
Redeemed	(80,521)	(55,855)	(29,913)	(14,903)

Change in Class C Shares	(70,957)	10,826	(23,486)	18,286

Class R2
Issued	1,384	5,333	233	1,346
Reinvested	91	173	16	28
Redeemed	(1,315)	(1,735)	(153)	(344)

Change in Class R2 Shares	160	3,771	96	1,030

Class R5
Issued	11,264	15,946	—	—
Reinvested	275	473	—	—
Redeemed	(6,199)	(8,574)	—	—

Change in Class R5 Shares	5,340	7,845	—	—

Class R6
Issued	89,585	212,358	9,584	24,412
Reinvested	5,722	10,300	361	516
Redeemed	(64,162)	(65,843)	(1,635)	(3,870)

Change in Class R6 Shares	31,145	156,815	8,310	21,058

Institutional Class
Issued	—	—	4,028	4,113
Reinvested	—	—	87	148
Redeemed	—	—	(3,082)	(2,811)

Change in Institutional Class Shares	—	—	1,033	1,450

Select Class
Issued	216,134	474,033	10,921	35,923
Reinvested	12,935	29,082	711	1,447
Redeemed	(398,376)	(328,768)	(12,265)	(18,592)

Change in Select Class Shares	(169,307)	174,347	(633)	18,778

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	283

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$243,057	$478,620	$257,822	$476,797
Distributions reinvested	6,378	12,845	24,805	66,399
Cost of shares redeemed	(278,439)	(328,287)	(303,022)	(718,161)

Change in net assets resulting from Class A capital transactions	$(29,004)	$163,178	$(20,395)	$(174,965)

Class B
Proceeds from shares issued	$21	$538	$273	$623
Distributions reinvested	49	148	186	536
Cost of shares redeemed	(2,383)	(3,793)	(1,871)	(3,959)

Change in net assets resulting from Class B capital transactions	$(2,313)	$(3,107)	$(1,412)	$(2,800)

Class C
Proceeds from shares issued	$8,077	$54,213	$39,980	$114,891
Distributions reinvested	1,113	3,466	8,159	18,187
Cost of shares redeemed	(76,412)	(73,226)	(68,777)	(76,506)

Change in net assets resulting from Class C capital transactions	$(67,222)	$(15,547)	$(20,638)	$56,572

Class R2
Proceeds from shares issued	$20,901	$47,597	$3,468	$13,080
Distributions reinvested	315	495	383	746
Cost of shares redeemed	(18,428)	(23,650)	(3,684)	(5,007)

Change in net assets resulting from Class R2 capital transactions	$2,788	$24,442	$167	$8,819

Class R5
Proceeds from shares issued	$—	$—	$17,623	$61,004
Distributions reinvested	—	—	3,023	5,377
Cost of shares redeemed	—	—	(18,579)	(17,412)

Change in net assets resulting from Class R5 capital transactions	$—	$—	$2,067	$48,969

Class R6
Proceeds from shares issued	$—	$—	$372,204	$790,566
Distributions reinvested	—	—	44,042	94,179
Cost of shares redeemed	—	—	(297,114)	(655,244)

Change in net assets resulting from Class R6 capital transactions	$—	$—	$119,132	$229,501

Select Class
Proceeds from shares issued	$109,342	$389,014	$1,296,066	$2,995,658
Distributions reinvested	4,133	6,187	123,502	284,125
Cost of shares redeemed	(156,601)	(305,505)	(2,217,942)	(4,059,202)

Change in net assets resulting from Select Class capital transactions	$(43,126)	$89,696	$(798,374)	$(779,419)

Total change in net assets resulting from capital transactions	$(138,877)	$258,662	$(719,453)	$(613,323)

SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Government Bond Fund		High Yield Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	21,470	41,137	31,538	59,650
Reinvested	564	1,104	3,044	8,301
Redeemed	(24,653)	(28,271)	(37,181)	(89,709)

Change in Class A Shares	(2,619)	13,970	(2,599)	(21,758)

Class B
Issued	2	46	33	77
Reinvested	4	13	23	67
Redeemed	(209)	(328)	(229)	(494)

Change in Class B Shares	(203)	(269)	(173)	(350)

Class C
Issued	710	4,685	4,872	14,407
Reinvested	98	300	1,000	2,267
Redeemed	(6,782)	(6,334)	(8,422)	(9,503)

Change in Class C Shares	(5,974)	(1,349)	(2,550)	7,171

Class R2
Issued	1,834	4,098	424	1,657
Reinvested	28	42	47	93
Redeemed	(1,613)	(2,034)	(451)	(624)

Change in Class R2 Shares	249	2,106	20	1,126

Class R5
Issued	—	—	2,141	7,560
Reinvested	—	—	369	666
Redeemed	—	—	(2,261)	(2,150)

Change in Class R5 Shares	—	—	249	6,076

Class R6
Issued	—	—	45,274	98,384
Reinvested	—	—	5,387	11,729
Redeemed	—	—	(36,069)	(81,730)

Change in Class R6 Shares	—	—	14,592	28,383

Select Class
Issued	9,631	33,436	157,057	374,074
Reinvested	367	532	15,100	35,370
Redeemed	(13,912)	(26,241)	(270,312)	(506,376)

Change in Select Class Shares	(3,914)	7,727	(98,155)	(96,932)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	285

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$21,177	$76,699	$101,509	$27,680
Distributions reinvested	682	2,806	347	616
Cost of shares redeemed	(114,126)	(54,717)	(19,151)	(14,606)

Change in net assets resulting from Class A capital transactions	$(92,267)	$24,788	$82,705	$13,690

Class B
Proceeds from shares issued	$—	$—	$215	$64
Distributions reinvested	—	—	— (a)	2
Cost of shares redeemed	—	—	(51)	(117)

Change in net assets resulting from Class B capital transactions	$—	$—	$164	$(51)

Class C
Proceeds from shares issued	$1,668	$3,542	$16,057	$29,757
Distributions reinvested	18	80	90	439
Cost of shares redeemed	(1,933)	(1,376)	(15,641)	(22,992)

Change in net assets resulting from Class C capital transactions	$(247)	$2,246	$506	$7,204

Class R2
Proceeds from shares issued	$936	$2,408	$—	$—
Distributions reinvested	51	190	—	—
Cost of shares redeemed	(846)	(2,362)	—	—

Change in net assets resulting from Class R2 capital transactions	$141	$236	$—	$—

Class R5
Distributions reinvested	$— (a)	$1	$—	$—

Change in net assets resulting from Class R5 capital transactions	$— (a)	$1	$—	$—

Class R6
Proceeds from shares issued	$208,136	$119,263	$8,705	$7,265
Distributions reinvested	1,573	2,940	56	105
Cost of shares redeemed	(120,114)	(47,770)	(874)	(3,020)

Change in net assets resulting from Class R6 capital transactions	$89,595	$74,433	$7,887	$4,350

Select Class
Proceeds from shares issued	$254,708	$616,700	$110,753	$142,554
Distributions reinvested	1,887	6,458	338	857
Cost of shares redeemed	(159,231)	(358,483)	(31,481)	(69,883)

Change in net assets resulting from Select Class capital transactions	$97,364	$264,675	$79,610	$73,528

Total change in net assets resulting from capital transactions	$94,586	$366,379	$170,872	$98,721

SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	1,985	7,130	10,284	2,848
Reinvested	64	260	35	64
Redeemed	(10,764)	(5,065)	(1,942)	(1,506)

Change in Class A Shares	(8,715)	2,325	8,377	1,406

Class B
Issued	—	—	22	7
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	(5)	(12)

Change in Class B Shares	—	—	17	(5)

Class C
Issued	157	330	1,643	3,100
Reinvested	2	7	9	46
Redeemed	(184)	(128)	(1,602)	(2,400)

Change in Class C Shares	(25)	209	50	746

Class R2
Issued	88	223	—	—
Reinvested	5	18	—	—
Redeemed	(80)	(219)	—	—

Change in Class R2 Shares	13	22	—	—

Class R5
Reinvested	— (a)	— (a)	—	—

Change in Class R5 Shares	— (a)	— (a)	—	—

Class R6
Issued	19,720	11,044	882	756
Reinvested	148	273	6	11
Redeemed	(11,341)	(4,426)	(88)	(309)

Change in Class R6 Shares	8,527	6,891	800	458

Select Class
Issued	23,911	57,067	11,232	14,605
Reinvested	178	598	34	89
Redeemed	(14,925)	(33,202)	(3,192)	(7,217)

Change in Select Class Shares	9,164	24,463	8,074	7,477

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	287

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$37,609	$210,270	$69,414	$145,512
Distributions reinvested	2,728	7,733	765	2,588
Cost of shares redeemed	(135,159)	(181,363)	(95,390)	(126,947)

Change in net assets resulting from Class A capital transactions	$(94,822)	$36,640	$(25,211)	$21,153

Class B
Proceeds from shares issued	$—	$—	$133	$212
Distributions reinvested	—	—	1	5
Cost of shares redeemed	—	—	(256)	(679)

Change in net assets resulting from Class B capital transactions	$—	$—	$(122)	$(462)

Class C (a)
Proceeds from shares issued	$2,574	$6,799	$28,768	$107,643
Distributions reinvested	70	48	156	1,316
Cost of shares redeemed	(1,414)	(225)	(78,888)	(168,176)

Change in net assets resulting from Class C capital transactions	$1,230	$6,622	$(49,964)	$(59,217)

Class R6
Proceeds from shares issued	$122,071	$434,232	$1,261,695	$3,283,601
Distributions reinvested	24,950	53,924	9,241	25,867
Cost of shares redeemed	(138,897)	(174,228)	(2,041,637)	(2,759,024)

Change in net assets resulting from Class R6 capital transactions	$8,124	$313,928	$(770,701)	$550,444

Select Class
Proceeds from shares issued	$338,857	$1,693,505	$2,822,905	$5,354,974
Distributions reinvested	13,281	32,003	11,776	14,993
Cost of shares redeemed	(913,564)	(756,598)	(2,446,508)	(4,602,641)

Change in net assets resulting from Select Class capital transactions	$(561,426)	$968,910	$388,173	$767,326

Total change in net assets resulting from capital transactions	$(646,894)	$1,326,100	$(457,825)	$1,279,244

SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	3,195	17,763	6,357	13,248
Reinvested	233	654	70	236
Redeemed	(11,561)	(15,308)	(8,729)	(11,559)

Change in Class A Shares	(8,133)	3,109	(2,302)	1,925

Class B
Issued	—	—	12	19
Reinvested	—	—	— (b)	— (b)
Redeemed	—	—	(23)	(61)

Change in Class B Shares	—	—	(11)	(42)

Class C (a)
Issued	224	585	2,614	9,740
Reinvested	6	4	14	119
Redeemed	(125)	(19)	(7,175)	(15,219)

Change in Class C Shares	105	570	(4,547)	(5,360)

Class R6
Issued	10,597	37,543	115,271	298,488
Reinvested	2,184	4,654	845	2,353
Redeemed	(12,179)	(15,014)	(186,563)	(250,857)

Change in Class R6 Shares	602	27,183	(70,447)	49,984

Select Class
Issued	29,495	146,075	258,188	487,008
Reinvested	1,162	2,762	1,078	1,364
Redeemed	(79,736)	(65,237)	(223,652)	(418,511)

Change in Select Class Shares	(49,079)	83,600	35,614	69,861

(a)	Commencement of offering of class of shares effective July 2, 2012 for Mortgage-Backed Securities Fund.
(b)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	289

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Duration High Yield Fund	Treasury & Agency Fund
	Six Months Ended 8/31/2013 (Unaudited) (a)	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$219	$2,100	$14,284
Distributions reinvested	2	250	1,087
Cost of shares redeemed	(1)	(19,077)	(31,940)

Change in net assets resulting from Class A capital transactions	$220	$(16,727)	$(16,569)

Class B
Proceeds from shares issued	$—	$20	$28
Distributions reinvested	—	— (b)	2
Cost of shares redeemed	—	(47)	(209)

Change in net assets resulting from Class B capital transactions	$—	$(27)	$(179)

Class C
Proceeds from shares issued	$50	$—	$—
Distributions reinvested	1	—	—

Change in net assets resulting from Class C capital transactions	$51	$—	$—

Class R6
Proceeds from shares issued	$50	$—	$—
Distributions reinvested	1	—	—

Change in net assets resulting from Class R6 capital transactions	$51	$—	$—

Select Class
Proceeds from shares issued	$49,900	$28,379	$97,150
Distributions reinvested	451	472	1,675
Cost of shares redeemed	(221)	(117,875)	(174,298)

Change in net assets resulting from Select Class capital transactions	$50,130	$(89,024)	$(75,473)

Total change in net assets resulting from capital transactions	$50,452	$(105,778)	$(92,221)

SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Short Duration High Yield Fund		Treasury & Agency Fund
	Six Months Ended 8/31/2013 (Unaudited) (a)		Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	22		219	1,471
Reinvested	—	(b)	26	112
Redeemed	—	(b)	(1,989)	(3,290)

Change in Class A Shares	22		(1,744)	(1,707)

Class B
Issued	—		1	3
Reinvested	—		— (b)	— (b)
Redeemed	—		(5)	(21)

Change in Class B Shares	—		(4)	(18)

Class C
Issued	5		—	—
Reinvested	—	(b)	—	—

Change in Class C Shares	5		—	—

Class R6
Issued	5		—	—
Reinvested	—	(b)	—	—

Change in Class R6 Shares	5		—	—

Select Class
Issued	5,006		2,957	10,011
Reinvested	46		50	173
Redeemed	(22)		(12,352)	(17,952)

Change in Select Class Shares	5,030		(9,345)	(7,768)

(a)	Commencement of operations was March 1, 2013.
(b)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	291

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$12.02	$0.14	(f)	$(0.44)	$(0.30)	$(0.14)	$—	$(0.14)
Year Ended February 28, 2013	11.93	0.32	(f)	0.11	0.43	(0.32)	(0.02)	(0.34)
Year Ended February 29, 2012	11.46	0.40	(f)	0.49	0.89	(0.40)	(0.02)	(0.42)
Year Ended February 28, 2011	11.23	0.42	(f)	0.22	0.64	(0.41)	—	(0.41)
Year Ended February 28, 2010	10.59	0.55	(f)	0.64	1.19	(0.55)	—	(0.55)
Year Ended February 28, 2009	11.04	0.55	(f)	(0.46)	0.09	(0.54)	—	(0.54)

Class B
Six Months Ended August 31, 2013 (Unaudited)	12.01	0.11	(f)	(0.45)	(0.34)	(0.10)	—	(0.10)
Year Ended February 28, 2013	11.92	0.25	(f)	0.10	0.35	(0.24)	(0.02)	(0.26)
Year Ended February 29, 2012	11.45	0.33	(f)	0.48	0.81	(0.32)	(0.02)	(0.34)
Year Ended February 28, 2011	11.22	0.34	(f)	0.22	0.56	(0.33)	—	(0.33)
Year Ended February 28, 2010	10.58	0.48	(f)	0.63	1.11	(0.47)	—	(0.47)
Year Ended February 28, 2009	11.03	0.47	(f)	(0.45)	0.02	(0.47)	—	(0.47)

Class C
Six Months Ended August 31, 2013 (Unaudited)	12.07	0.11	(f)	(0.45)	(0.34)	(0.10)	—	(0.10)
Year Ended February 28, 2013	11.98	0.25	(f)	0.10	0.35	(0.24)	(0.02)	(0.26)
Year Ended February 29, 2012	11.51	0.33	(f)	0.48	0.81	(0.32)	(0.02)	(0.34)
Year Ended February 28, 2011	11.28	0.34	(f)	0.23	0.57	(0.34)	—	(0.34)
Year Ended February 28, 2010	10.65	0.46	(f)	0.65	1.11	(0.48)	—	(0.48)
Year Ended February 28, 2009	11.09	0.48	(f)	(0.45)	0.03	(0.47)	—	(0.47)

Class R2
Six Months Ended August 31, 2013 (Unaudited)	12.00	0.13	(f)	(0.44)	(0.31)	(0.13)	—	(0.13)
Year Ended February 28, 2013	11.91	0.29	(f)	0.11	0.40	(0.29)	(0.02)	(0.31)
Year Ended February 29, 2012	11.45	0.37	(f)	0.48	0.85	(0.37)	(0.02)	(0.39)
Year Ended February 28, 2011	11.22	0.39	(f)	0.22	0.61	(0.38)	—	(0.38)
Year Ended February 28, 2010	10.59	0.49	(f)	0.67	1.16	(0.53)	—	(0.53)
November 3, 2008 (g) through February 28, 2009	10.26	0.17	(f)	0.34	0.51	(0.18)	—	(0.18)

Class R5
Six Months Ended August 31, 2013 (Unaudited)	12.00	0.16	(f)	(0.44)	(0.28)	(0.16)	—	(0.16)
Year Ended February 28, 2013	11.91	0.36	(f)	0.10	0.46	(0.35)	(0.02)	(0.37)
Year Ended February 29, 2012	11.44	0.43	(f)	0.49	0.92	(0.43)	(0.02)	(0.45)
Year Ended February 28, 2011	11.21	0.45	(f)	0.22	0.67	(0.44)	—	(0.44)
Year Ended February 28, 2010	10.58	0.58	(f)	0.63	1.21	(0.58)	—	(0.58)
Year Ended February 28, 2009	11.02	0.58	(f)	(0.45)	0.13	(0.57)	—	(0.57)

Class R6 (h)
Six Months Ended August 31, 2013 (Unaudited)	12.02	0.17	(f)	(0.45)	(0.28)	(0.16)	—	(0.16)
Year Ended February 28, 2013	11.92	0.36	(f)	0.12	0.48	(0.36)	(0.02)	(0.38)
Year Ended February 29, 2012	11.46	0.44	(f)	0.48	0.92	(0.44)	(0.02)	(0.46)
Year Ended February 28, 2011	11.22	0.46	(f)	0.23	0.69	(0.45)	—	(0.45)
Year Ended February 28, 2010	10.59	0.59	(f)	0.63	1.22	(0.59)	—	(0.59)
Year Ended February 28, 2009	11.03	0.58	(f)	(0.45)	0.13	(0.57)	—	(0.57)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	12.01	0.16	(f)	(0.45)	(0.29)	(0.15)	—	(0.15)
Year Ended February 28, 2013	11.92	0.34	(f)	0.11	0.45	(0.34)	(0.02)	(0.36)
Year Ended February 29, 2012	11.45	0.42	(f)	0.49	0.91	(0.42)	(0.02)	(0.44)
Year Ended February 28, 2011	11.22	0.44	(f)	0.22	0.66	(0.43)	—	(0.43)
Year Ended February 28, 2010	10.58	0.56	(f)	0.64	1.20	(0.56)	—	(0.56)
Year Ended February 28, 2009	11.03	0.56	(f)	(0.46)	0.10	(0.55)	—	(0.55)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.58	(2.49)%	$5,461,770	0.75%	2.42%	0.96%	7%
12.02	3.56	6,347,063	0.74	2.68	0.97	15
11.93	7.89	5,937,341	0.75	3.40	0.98	20
11.46	5.75	3,982,404	0.74	3.62	0.97	24
11.23	11.45	3,154,129	0.73	4.94	0.97	18
10.59	0.87	1,322,130	0.75	5.12	0.98	18

11.57	(2.81)	32,613	1.40	1.77	1.46	7
12.01	2.91	42,472	1.39	2.04	1.47	15
11.92	7.17	53,729	1.40	2.78	1.48	20
11.45	5.06	76,034	1.39	2.98	1.46	24
11.22	10.71	118,596	1.38	4.37	1.47	18
10.58	0.21	80,648	1.40	4.42	1.48	18

11.63	(2.81)	1,631,202	1.40	1.77	1.46	7
12.07	2.91	2,549,712	1.39	2.03	1.47	15
11.98	7.15	2,400,830	1.40	2.76	1.48	20
11.51	5.04	2,181,719	1.39	2.97	1.47	24
11.28	10.65	2,326,774	1.38	4.12	1.47	18
10.65	0.33	250,444	1.40	4.46	1.48	18

11.56	(2.61)	110,525	1.00	2.18	1.21	7
12.00	3.32	112,812	0.99	2.40	1.22	15
11.91	7.54	67,044	1.00	3.14	1.23	20
11.45	5.51	37,096	0.99	3.36	1.22	24
11.22	11.16	14,608	0.98	4.41	1.22	18
10.59	5.00	63	1.00	4.96	1.25	18

11.56	(2.35)	337,559	0.45	2.73	0.51	7
12.00	3.87	286,302	0.44	2.96	0.52	15
11.91	8.21	190,711	0.45	3.70	0.53	20
11.44	6.06	123,327	0.44	3.91	0.51	24
11.21	11.69	470,155	0.43	5.26	0.53	18
10.58	1.26	259,552	0.45	5.43	0.53	18

11.58	(2.33)	5,305,860	0.40	2.78	0.46	7
12.02	3.98	5,132,037	0.39	3.01	0.47	15
11.92	8.16	3,221,144	0.40	3.75	0.48	20
11.46	6.22	2,334,504	0.39	3.98	0.47	24
11.22	11.72	1,144,420	0.39	5.36	0.47	18
10.59	1.30	754,336	0.40	5.41	0.48	18

11.57	(2.41)	12,406,603	0.58	2.59	0.71	7
12.01	3.73	14,911,091	0.57	2.84	0.72	15
11.92	8.09	12,717,750	0.58	3.58	0.73	20
11.45	5.96	10,523,393	0.57	3.79	0.72	24
11.22	11.61	7,029,375	0.57	5.08	0.72	18
10.58	1.03	2,699,976	0.60	5.21	0.73	18

(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of offering of class of shares.
(h)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	293

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Core Plus Bond Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$8.49	$0.15	(f)	$(0.29)	$(0.14)	$(0.15)	$—		$(0.15)
Year Ended February 28, 2013	8.38	0.31	(f)	0.10	0.41	(0.30)	—	(g)	(0.30)
Year Ended February 29, 2012	8.19	0.38	(f)	0.19	0.57	(0.38)	—	(g)	(0.38)
Year Ended February 28, 2011	7.85	0.37	(f)	0.34	0.71	(0.37)	—		(0.37)
Year Ended February 28, 2010	7.03	0.43	(f)	0.82	1.25	(0.43)	—		(0.43)
Year Ended February 28, 2009	7.85	0.41	(f)	(0.82)	(0.41)	(0.41)	—		(0.41)

Class B
Six Months Ended August 31, 2013 (Unaudited)	8.54	0.12	(f)	(0.29)	(0.17)	(0.12)	—		(0.12)
Year Ended February 28, 2013	8.43	0.26	(f)	0.10	0.36	(0.25)	—	(g)	(0.25)
Year Ended February 29, 2012	8.24	0.33	(f)	0.19	0.52	(0.33)	—	(g)	(0.33)
Year Ended February 28, 2011	7.89	0.33	(f)	0.34	0.67	(0.32)	—		(0.32)
Year Ended February 28, 2010	7.06	0.38	(f)	0.83	1.21	(0.38)	—		(0.38)
Year Ended February 28, 2009	7.89	0.37	(f)	(0.83)	(0.46)	(0.37)	—		(0.37)

Class C
Six Months Ended August 31, 2013 (Unaudited)	8.52	0.12	(f)	(0.29)	(0.17)	(0.12)	—		(0.12)
Year Ended February 28, 2013	8.42	0.26	(f)	0.09	0.35	(0.25)	—	(g)	(0.25)
Year Ended February 29, 2012	8.23	0.33	(f)	0.19	0.52	(0.33)	—	(g)	(0.33)
Year Ended February 28, 2011	7.88	0.32	(f)	0.35	0.67	(0.32)	—		(0.32)
Year Ended February 28, 2010	7.05	0.38	(f)	0.84	1.22	(0.39)	—		(0.39)
Year Ended February 28, 2009	7.89	0.37	(f)	(0.84)	(0.47)	(0.37)	—		(0.37)

Class R2
Six Months Ended August 31, 2013 (Unaudited)	8.48	0.13	(f)	(0.29)	(0.16)	(0.13)	—		(0.13)
Year Ended February 28, 2013	8.38	0.28	(f)	0.09	0.37	(0.27)	—	(g)	(0.27)
Year Ended February 29, 2012	8.20	0.35	(f)	0.18	0.53	(0.35)	—	(g)	(0.35)
Year Ended February 28, 2011	7.85	0.34	(f)	0.35	0.69	(0.34)	—		(0.34)
Year Ended February 28, 2010	7.03	0.40	(f)	0.82	1.22	(0.40)	—		(0.40)
November 3, 2008 (h) through February 28, 2009	6.90	0.13	(f)	0.12	0.25	(0.12)	—		(0.12)

Class R6 (i)
Six Months Ended August 31, 2013 (Unaudited)	8.49	0.16	(f)	(0.29)	(0.13)	(0.16)	—		(0.16)
Year Ended February 28, 2013	8.38	0.34	(f)	0.10	0.44	(0.33)	—	(g)	(0.33)
Year Ended February 29, 2012	8.19	0.41	(f)	0.19	0.60	(0.41)	—	(g)	(0.41)
Year Ended February 28, 2011	7.85	0.40	(f)	0.34	0.74	(0.40)	—		(0.40)
Year Ended February 28, 2010	7.02	0.45	(f)	0.84	1.29	(0.46)	—		(0.46)
Year Ended February 28, 2009	7.85	0.44	(f)	(0.82)	(0.38)	(0.45)	—		(0.45)

Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	8.49	0.16	(f)	(0.29)	(0.13)	(0.16)	—		(0.16)
Year Ended February 28, 2013	8.39	0.33	(f)	0.10	0.43	(0.33)	—	(g)	(0.33)
Year Ended February 29, 2012	8.20	0.40	(f)	0.20	0.60	(0.41)	—	(g)	(0.41)
Year Ended February 28, 2011	7.85	0.40	(f)	0.34	0.74	(0.39)	—		(0.39)
June 19, 2009 (h) through February 28, 2010	7.38	0.31	(f)	0.48	0.79	(0.32)	—		(0.32)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	8.48	0.15	(f)	(0.29)	(0.14)	(0.15)	—		(0.15)
Year Ended February 28, 2013	8.38	0.32	(f)	0.09	0.41	(0.31)	—	(g)	(0.31)
Year Ended February 29, 2012	8.19	0.39	(f)	0.19	0.58	(0.39)	—	(g)	(0.39)
Year Ended February 28, 2011	7.85	0.38	(f)	0.34	0.72	(0.38)	—		(0.38)
Year Ended February 28, 2010	7.02	0.44	(f)	0.83	1.27	(0.44)	—		(0.44)
Year Ended February 28, 2009	7.85	0.42	(f)	(0.82)	(0.40)	(0.43)	—		(0.43)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$8.20	(1.72)%	$373,783	0.75%	3.50%	0.95%	12%
8.49	5.06	568,987	0.73	3.67	0.95	25
8.38	7.19	424,254	0.75	4.63	0.97	23
8.19	9.23	327,106	0.73	4.62	0.97	22
7.85	18.14	168,775	0.77	5.59	0.97	26
7.03	(5.32)	50,659	0.92	5.51	0.99	17

8.25	(2.02)	2,728	1.40	2.85	1.45	12
8.54	4.33	3,748	1.38	3.04	1.45	25
8.43	6.44	4,990	1.40	3.99	1.47	23
8.24	8.60	6,270	1.38	4.03	1.47	22
7.89	17.49	7,674	1.40	5.00	1.48	26
7.06	(5.93)	4,295	1.45	4.93	1.49	17

8.23	(2.04)	347,210	1.40	2.85	1.45	12
8.52	4.27	559,441	1.38	3.02	1.45	25
8.42	6.48	398,777	1.40	3.97	1.47	23
8.23	8.63	287,042	1.38	3.97	1.47	22
7.88	17.58	152,695	1.39	4.90	1.46	26
7.05	(5.99)	16,495	1.45	5.08	1.50	17

8.19	(1.91)	10,132	1.15	3.11	1.20	12
8.48	4.56	9,675	1.13	3.25	1.20	25
8.38	6.66	927	1.15	4.21	1.22	23
8.20	8.93	357	1.13	4.22	1.22	22
7.85	17.71	210	1.14	5.21	1.22	26
7.03	3.68	52	1.17	5.83	1.29	17

8.20	(1.54)	303,534	0.40	3.86	0.45	12
8.49	5.40	243,671	0.39	3.99	0.45	25
8.38	7.57	64,170	0.39	5.01	0.46	23
8.19	9.60	158,216	0.38	4.92	0.47	22
7.85	18.76	18,465	0.40	5.94	0.48	26
7.02	(4.98)	15,642	0.45	5.95	0.49	17

8.20	(1.59)	58,675	0.49	3.77	0.55	12
8.49	5.20	51,964	0.47	3.94	0.55	25
8.39	7.47	39,168	0.48	4.90	0.57	23
8.20	9.63	27,374	0.47	4.93	0.57	22
7.85	10.89	46,561	0.48	5.73	0.56	26

8.19	(1.66)	1,459,280	0.65	3.61	0.70	12
8.48	5.05	1,516,099	0.63	3.78	0.70	25
8.38	7.28	1,340,341	0.64	4.74	0.72	23
8.19	9.35	1,260,849	0.63	4.75	0.72	22
7.85	18.46	937,874	0.65	5.81	0.73	26
7.02	(5.21)	662,140	0.67	5.73	0.74	17

(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Commencement of offering of class of shares.
(i)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	295

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Government Bond Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$11.56	$0.14	$(0.54)	$(0.40)	$(0.14)	$—	$(0.14)
Year Ended February 28, 2013	11.55	0.30	0.01	0.31	(0.30)	—	(0.30)
Year Ended February 29, 2012	10.81	0.38	0.76	1.14	(0.38)	(0.02)	(0.40)
Year Ended February 28, 2011	10.70	0.39	0.11	0.50	(0.39)	—	(0.39)
Year Ended February 28, 2010	10.56	0.42	0.14	0.56	(0.42)	—	(0.42)
Year Ended February 28, 2009	10.55	0.42	0.01	0.43	(0.42)	—	(0.42)

Class B
Six Months Ended August 31, 2013 (Unaudited)	11.55	0.10	(0.54)	(0.44)	(0.10)	—	(0.10)
Year Ended February 28, 2013	11.54	0.22	— (f)	0.22	(0.21)	—	(0.21)
Year Ended February 29, 2012	10.80	0.30	0.76	1.06	(0.30)	(0.02)	(0.32)
Year Ended February 28, 2011	10.69	0.31	0.11	0.42	(0.31)	—	(0.31)
Year Ended February 28, 2010	10.55	0.34	0.14	0.48	(0.34)	—	(0.34)
Year Ended February 28, 2009	10.54	0.35	0.01	0.36	(0.35)	—	(0.35)

Class C
Six Months Ended August 31, 2013 (Unaudited)	11.52	0.10	(0.54)	(0.44)	(0.10)	—	(0.10)
Year Ended February 28, 2013	11.51	0.22	— (f)	0.22	(0.21)	—	(0.21)
Year Ended February 29, 2012	10.78	0.30	0.75	1.05	(0.30)	(0.02)	(0.32)
Year Ended February 28, 2011	10.66	0.31	0.12	0.43	(0.31)	—	(0.31)
Year Ended February 28, 2010	10.53	0.35	0.13	0.48	(0.35)	—	(0.35)
Year Ended February 28, 2009	10.53	0.34	0.01	0.35	(0.35)	—	(0.35)

Class R2
Six Months Ended August 31, 2013 (Unaudited)	11.55	0.13	(0.54)	(0.41)	(0.13)	—	(0.13)
Year Ended February 28, 2013	11.54	0.28	— (f)	0.28	(0.27)	—	(0.27)
Year Ended February 29, 2012	10.80	0.35	0.76	1.11	(0.35)	(0.02)	(0.37)
Year Ended February 28, 2011	10.69	0.37	0.11	0.48	(0.37)	—	(0.37)
Year Ended February 28, 2010	10.56	0.41	0.12	0.53	(0.40)	—	(0.40)
November 3, 2008 (g) through February 28, 2009	10.07	0.09	0.51	0.60	(0.11)	—	(0.11)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	11.56	0.16	(0.56)	(0.40)	(0.15)	—	(0.15)
Year Ended February 28, 2013	11.54	0.33	0.02	0.35	(0.33)	—	(0.33)
Year Ended February 29, 2012	10.80	0.41	0.76	1.17	(0.41)	(0.02)	(0.43)
Year Ended February 28, 2011	10.69	0.42	0.11	0.53	(0.42)	—	(0.42)
Year Ended February 28, 2010	10.56	0.45	0.13	0.58	(0.45)	—	(0.45)
Year Ended February 28, 2009	10.55	0.46	— (f)	0.46	(0.45)	—	(0.45)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Amount rounds to less than $0.01.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.02	(3.49)%	$711,996	0.74%	2.48%	1.01%	5%
11.56	2.67	777,517	0.74	2.61	1.01	12
11.55	10.67	615,219	0.74	3.33	1.03	15
10.81	4.69	474,402	0.74	3.56	0.99	18
10.70	5.42	453,605	0.74	3.96	1.03	12
10.56	4.27	372,703	0.75	4.04	1.02	13

11.01	(3.85)	5,928	1.47	1.74	1.51	5
11.55	1.93	8,576	1.47	1.90	1.51	12
11.54	9.87	11,661	1.47	2.68	1.53	15
10.80	3.92	19,524	1.47	2.85	1.49	18
10.69	4.64	34,957	1.47	3.26	1.53	12
10.55	3.50	48,296	1.48	3.34	1.52	13

10.98	(3.86)	111,816	1.47	1.74	1.51	5
11.52	1.94	186,164	1.47	1.89	1.51	12
11.51	9.81	201,498	1.47	2.61	1.53	15
10.78	4.02	171,114	1.47	2.83	1.49	18
10.66	4.58	185,498	1.47	3.23	1.53	12
10.53	3.46	136,707	1.48	3.24	1.52	13

11.01	(3.61)	49,905	0.99	2.23	1.26	5
11.55	2.44	49,501	0.99	2.34	1.26	12
11.54	10.41	25,147	0.99	3.07	1.28	15
10.80	4.45	15,782	0.99	3.28	1.24	18
10.69	5.09	3,151	0.99	3.62	1.27	12
10.56	5.97	164	1.00	2.59	1.30	13

11.01	(3.45)	776,343	0.47	2.75	0.76	5
11.56	3.02	859,946	0.47	2.88	0.76	12
11.54	10.96	769,531	0.47	3.62	0.78	15
10.80	4.97	809,433	0.47	3.83	0.74	18
10.69	5.59	714,113	0.47	4.23	0.78	12
10.56	4.54	605,421	0.48	4.38	0.77	13

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	297

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
High Yield Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$8.17	$0.24	(f)	$(0.17)	$0.07	$(0.24)	$—	$(0.24)	$—
Year Ended February 28, 2013	7.89	0.51	(f)	0.32	0.83	(0.50)	(0.05)	(0.55)	—
Year Ended February 29, 2012	8.33	0.55	(f)	(0.27)	0.28	(0.56)	(0.16)	(0.72)	—	(g)
Year Ended February 28, 2011	7.72	0.63	(f)	0.64	1.27	(0.63)	(0.03)	(0.66)	—	(g)
Year Ended February 28, 2010	5.79	0.58		1.94	2.52	(0.59)	—	(0.59)	—	(g)
Year Ended February 28, 2009	7.59	0.52		(1.78)	(1.26)	(0.54)	—	(0.54)	—	(g)

Class B
Six Months Ended August 31, 2013 (Unaudited)	8.19	0.22	(f)	(0.17)	0.05	(0.22)	—	(0.22)	—
Year Ended February 28, 2013	7.91	0.46	(f)	0.33	0.79	(0.46)	(0.05)	(0.51)	—
Year Ended February 29, 2012	8.35	0.51	(f)	(0.28)	0.23	(0.51)	(0.16)	(0.67)	—	(g)
Year Ended February 28, 2011	7.73	0.58	(f)	0.64	1.22	(0.57)	(0.03)	(0.60)	—	(g)
Year Ended February 28, 2010	5.81	0.55		1.91	2.46	(0.54)	—	(0.54)	—	(g)
Year Ended February 28, 2009	7.60	0.51		(1.80)	(1.29)	(0.50)	—	(0.50)	—	(g)

Class C
Six Months Ended August 31, 2013 (Unaudited)	8.18	0.22	(f)	(0.18)	0.04	(0.22)	—	(0.22)	—
Year Ended February 28, 2013	7.90	0.46	(f)	0.33	0.79	(0.46)	(0.05)	(0.51)	—
Year Ended February 29, 2012	8.34	0.50	(f)	(0.27)	0.23	(0.51)	(0.16)	(0.67)	—	(g)
Year Ended February 28, 2011	7.72	0.58	(f)	0.64	1.22	(0.57)	(0.03)	(0.60)	—	(g)
Year Ended February 28, 2010	5.80	0.53		1.93	2.46	(0.54)	—	(0.54)	—	(g)
Year Ended February 28, 2009	7.59	0.50		(1.79)	(1.29)	(0.50)	—	(0.50)	—	(g)

Class R2
Six Months Ended August 31, 2013 (Unaudited)	8.15	0.23	(f)	(0.17)	0.06	(0.23)	—	(0.23)	—
Year Ended February 28, 2013	7.88	0.49	(f)	0.31	0.80	(0.48)	(0.05)	(0.53)	—
Year Ended February 29, 2012	8.32	0.53	(f)	(0.27)	0.26	(0.54)	(0.16)	(0.70)	—	(g)
Year Ended February 28, 2011	7.71	0.60	(f)	0.65	1.25	(0.61)	(0.03)	(0.64)	—	(g)
Year Ended February 28, 2010	5.79	0.55		1.94	2.49	(0.57)	—	(0.57)	—	(g)
November 3, 2008 (h) through February 28, 2009	5.96	0.16		(0.17)	(0.01)	(0.16)	—	(0.16)	—	(g)

Class R5
Six Months Ended August 31, 2013 (Unaudited)	8.21	0.25	(f)	(0.17)	0.08	(0.25)	—	(0.25)	—
Year Ended February 28, 2013	7.93	0.53	(f)	0.33	0.86	(0.53)	(0.05)	(0.58)	—
Year Ended February 29, 2012	8.36	0.58	(f)	(0.27)	0.31	(0.58)	(0.16)	(0.74)	—	(g)
Year Ended February 28, 2011	7.74	0.68	(f)	0.62	1.30	(0.65)	(0.03)	(0.68)	—	(g)
Year Ended February 28, 2010	5.81	0.61		1.93	2.54	(0.61)	—	(0.61)	—	(g)
Year Ended February 28, 2009	7.61	0.55		(1.79)	(1.24)	(0.56)	—	(0.56)	—	(g)

Class R6 (i)
Six Months Ended August 31, 2013 (Unaudited)	8.20	0.26	(f)	(0.18)	0.08	(0.25)	—	(0.25)	—
Year Ended February 28, 2013	7.91	0.53	(f)	0.34	0.87	(0.53)	(0.05)	(0.58)	—
Year Ended February 29, 2012	8.35	0.58	(f)	(0.28)	0.30	(0.58)	(0.16)	(0.74)	—	(g)
Year Ended February 28, 2011	7.73	0.65	(f)	0.65	1.30	(0.65)	(0.03)	(0.68)	—	(g)
Year Ended February 28, 2010	5.81	0.61		1.92	2.53	(0.61)	—	(0.61)	—	(g)
Year Ended February 28, 2009	7.60	0.57		(1.80)	(1.23)	(0.56)	—	(0.56)	—	(g)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	8.20	0.25	(f)	(0.17)	0.08	(0.25)	—	(0.25)	—
Year Ended February 28, 2013	7.92	0.53	(f)	0.32	0.85	(0.52)	(0.05)	(0.57)	—
Year Ended February 29, 2012	8.36	0.58	(f)	(0.28)	0.30	(0.58)	(0.16)	(0.74)	—	(g)
Year Ended February 28, 2011	7.74	0.65	(f)	0.65	1.30	(0.65)	(0.03)	(0.68)	—	(g)
Year Ended February 28, 2010	5.81	0.60		1.93	2.53	(0.60)	—	(0.60)	—	(g)
Year Ended February 28, 2009	7.60	0.56		(1.79)	(1.23)	(0.56)	—	(0.56)	—	(g)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$8.00	0.83%	$923,874	1.09%	5.85%	1.31%	27%
8.17	10.98	964,864	1.12	6.32	1.33	65
7.89	3.69	1,103,966	1.15	6.98	1.34	41
8.33	17.07	856,717	1.14	7.81	1.32	45
7.72	44.71	580,690	1.14	8.40	1.32	45
5.79	(17.28)	184,739	1.15	8.10	1.31	18

8.02	0.58	7,020	1.59	5.35	1.81	27
8.19	10.30	8,585	1.70	5.75	1.83	65
7.91	3.02	11,060	1.80	6.34	1.84	41
8.35	16.40	17,991	1.79	7.24	1.82	45
7.73	43.46	22,430	1.79	7.80	1.82	45
5.81	(17.68)	16,720	1.80	7.33	1.81	18

8.00	0.47	320,752	1.59	5.35	1.81	27
8.18	10.33	348,508	1.68	5.75	1.84	65
7.90	3.03	280,078	1.80	6.33	1.84	41
8.34	16.45	248,488	1.79	7.17	1.82	45
7.72	43.58	158,503	1.79	7.75	1.83	45
5.80	(17.69)	36,872	1.80	7.37	1.81	18

7.98	0.70	16,205	1.34	5.59	1.56	27
8.15	10.58	16,384	1.36	6.06	1.59	65
7.88	3.46	6,968	1.40	6.72	1.59	41
8.32	16.82	3,609	1.39	7.49	1.58	45
7.71	44.25	1,004	1.39	8.10	1.60	45
5.79	(0.05)	50	1.40	8.84	1.59	18

8.04	0.98	102,274	0.79	6.14	0.86	27
8.21	11.26	102,404	0.82	6.59	0.89	65
7.93	4.11	50,747	0.86	7.28	0.89	41
8.36	17.45	27,619	0.85	8.54	0.87	45
7.74	44.95	148,162	0.84	8.71	0.87	45
5.81	(16.99)	53,497	0.85	8.55	0.87	18

8.03	0.98	1,827,147	0.74	6.19	0.81	27
8.20	11.42	1,746,074	0.77	6.66	0.84	65
7.91	4.01	1,461,496	0.81	7.32	0.84	41
8.35	17.59	929,762	0.80	7.99	0.83	45
7.73	44.84	359,553	0.79	8.76	0.83	45
5.81	(16.84)	91,880	0.80	8.44	0.81	18

8.03	0.95	7,170,174	0.84	6.10	1.06	27
8.20	11.18	8,127,147	0.87	6.57	1.08	65
7.92	3.95	8,616,283	0.90	7.23	1.09	41
8.36	17.44	7,478,536	0.89	8.06	1.07	45
7.74	44.86	4,567,712	0.89	8.67	1.08	45
5.81	(16.93)	1,837,745	0.90	8.36	1.06	18

(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Commencement of offering of class of shares.
(i)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	299

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Inflation Managed Bond Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$10.81	$0.07	(f)	$(0.44)	$(0.37)	$(0.06)	$—	$(0.06)
Year Ended February 28, 2013	10.74	0.15	(f)	0.13	0.28	(0.16)	(0.05)	(0.21)
Year Ended February 29, 2012	10.34	0.22	(f)	0.44	0.66	(0.21)	(0.05)	(0.26)
March 31, 2010 (g) through February 28, 2011	10.00	0.15	(f)	0.41	0.56	(0.16)	(0.06)	(0.22)

Class C
Six Months Ended August 31, 2013 (Unaudited)	10.78	0.03	(f)	(0.43)	(0.40)	(0.03)	—	(0.03)
Year Ended February 28, 2013	10.73	0.08	(f)	0.12	0.20	(0.10)	(0.05)	(0.15)
Year Ended February 29, 2012	10.34	0.16	(f)	0.43	0.59	(0.15)	(0.05)	(0.20)
March 31, 2010 (g) through February 28, 2011	10.00	0.11	(f)	0.39	0.50	(0.10)	(0.06)	(0.16)

Class R2
Six Months Ended August 31, 2013 (Unaudited)	10.81	0.05	(f)	(0.43)	(0.38)	(0.05)	—	(0.05)
Year Ended February 28, 2013	10.74	0.13	(f)	0.12	0.25	(0.13)	(0.05)	(0.18)
Year Ended February 29, 2012	10.35	0.20	(f)	0.42	0.62	(0.18)	(0.05)	(0.23)
March 31, 2010 (g) through February 28, 2011	10.00	0.15	(f)	0.39	0.54	(0.13)	(0.06)	(0.19)

Class R5
Six Months Ended August 31, 2013 (Unaudited)	10.85	0.08	(f)	(0.44)	(0.36)	(0.07)	—	(0.07)
Year Ended February 28, 2013	10.77	0.18	(f)	0.12	0.30	(0.17)	(0.05)	(0.22)
Year Ended February 29, 2012	10.37	0.24	(f)	0.44	0.68	(0.23)	(0.05)	(0.28)
March 31, 2010 (g) through February 28, 2011	10.00	0.24	(f)	0.34	0.58	(0.15)	(0.06)	(0.21)

Class R6
Six Months Ended August 31, 2013 (Unaudited)	10.82	0.08	(f)	(0.43)	(0.35)	(0.08)	—	(0.08)
Year Ended February 28, 2013	10.74	0.17	(f)	0.14	0.31	(0.18)	(0.05)	(0.23)
Year Ended February 29, 2012	10.34	0.25	(f)	0.44	0.69	(0.24)	(0.05)	(0.29)
November 30, 2010 (h) through February 28, 2011	10.39	0.04	(f)	0.01	0.05	(0.04)	(0.06)	(0.10)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	10.81	0.07	(f)	(0.43)	(0.36)	(0.07)	—	(0.07)
Year Ended February 28, 2013	10.74	0.17	(f)	0.12	0.29	(0.17)	(0.05)	(0.22)
Year Ended February 29, 2012	10.34	0.24	(f)	0.44	0.68	(0.23)	(0.05)	(0.28)
March 31, 2010 (g) through February 28, 2011	10.00	0.19	(f)	0.38	0.57	(0.17)	(0.06)	(0.23)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.38	(3.43)%	$63,282	0.75%	1.28%	1.02%	14%
10.81	2.60	160,110	0.74	1.41	1.01	16
10.74	6.42	134,099	0.74	2.09	1.02	36
10.34	5.62	28,242	0.73	1.60	1.24	69

10.35	(3.73)	6,054	1.40	0.56	1.53	14
10.78	1.89	6,580	1.39	0.72	1.51	16
10.73	5.68	4,302	1.39	1.47	1.53	36
10.34	5.01	284	1.39	1.17	2.78	69

10.38	(3.54)	11,157	1.00	0.97	1.28	14
10.81	2.37	11,476	0.99	1.18	1.26	16
10.74	6.04	11,174	0.99	1.85	1.27	36
10.35	5.40	53	1.00	1.54	3.66	69

10.42	(3.32)	56	0.55	1.42	0.58	14
10.85	2.82	58	0.54	1.62	0.56	16
10.77	6.57	56	0.53	2.23	0.57	36
10.37	5.85	53	0.55	2.46	0.72	69

10.39	(3.29)	322,647	0.50	1.48	0.53	14
10.82	2.88	243,756	0.49	1.62	0.51	16
10.74	6.68	167,997	0.49	2.37	0.53	36
10.34	0.49	51,944	0.49	1.99	0.57	69

10.38	(3.34)	1,190,469	0.60	1.36	0.78	14
10.81	2.71	1,141,000	0.59	1.53	0.76	16
10.74	6.56	870,400	0.59	2.22	0.77	36
10.34	5.70	346,927	0.59	1.97	1.18	69

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	301

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Limited Duration Bond Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$9.84	$0.04	(f)	$—	$0.04	$(0.04)
Year Ended February 28, 2013	9.46	0.13	(f)	0.37	0.50	(0.12)
Year Ended February 29, 2012	9.46	0.18	(f)	(0.01)	0.17	(0.17)
Year Ended February 28, 2011	8.90	0.21	(f)	0.56	0.77	(0.21)
Year Ended February 28, 2010	7.80	0.24	(f)	1.11	1.35	(0.25)
Year Ended February 28, 2009	9.31	0.36	(f)	(1.50)	(1.14)	(0.37)

Class B
Six Months Ended August 31, 2013 (Unaudited)	9.76	0.01	(f)	0.01 (g)	0.02	(0.02)
Year Ended February 28, 2013	9.39	0.08	(f)	0.37	0.45	(0.08)
Year Ended February 29, 2012	9.39	0.13	(f)	(0.01)	0.12	(0.12)
Year Ended February 28, 2011	8.83	0.17	(f)	0.56	0.73	(0.17)
Year Ended February 28, 2010	7.74	0.21	(f)	1.09	1.30	(0.21)
Year Ended February 28, 2009	9.24	0.31	(f)	(1.49)	(1.18)	(0.32)

Class C
Six Months Ended August 31, 2013 (Unaudited)	9.74	0.02	(f)	(0.01)	0.01	(0.01)
Year Ended February 28, 2013	9.37	0.08	(f)	0.37	0.45	(0.08)
Year Ended February 29, 2012	9.37	0.13	(f)	(0.01)	0.12	(0.12)
Year Ended February 28, 2011	8.82	0.17	(f)	0.55	0.72	(0.17)
Year Ended February 28, 2010	7.72	0.20	(f)	1.11	1.31	(0.21)
Year Ended February 28, 2009	9.23	0.31	(f)	(1.50)	(1.19)	(0.32)

Class R6 (h)
Six Months Ended August 31, 2013 (Unaudited)	9.85	0.06	(f)	0.01 (g)	0.07	(0.06)
Year Ended February 28, 2013	9.47	0.17	(f)	0.38	0.55	(0.17)
Year Ended February 29, 2012	9.47	0.22	(f)	(0.01)	0.21	(0.21)
Year Ended February 28, 2011	8.91	0.26	(f)	0.56	0.82	(0.26)
Year Ended February 28, 2010	7.80	0.31	(f)	1.09	1.40	(0.29)
Year Ended February 28, 2009	9.32	0.40	(f)	(1.51)	(1.11)	(0.41)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	9.84	0.05	(f)	—	0.05	(0.05)
Year Ended February 28, 2013	9.46	0.16	(f)	0.37	0.53	(0.15)
Year Ended February 29, 2012	9.46	0.20	(f)	(0.01)	0.19	(0.19)
Year Ended February 28, 2011	8.90	0.24	(f)	0.56	0.80	(0.24)
Year Ended February 28, 2010	7.80	0.26	(f)	1.11	1.37	(0.27)
Year Ended February 28, 2009	9.31	0.38	(f)	(1.50)	(1.12)	(0.39)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
(h)	Effective November 30, 2010, Ultra Shares were renamed Class R6 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$9.84	0.40%	$146,336	0.67%	0.79%	0.92%	11%
9.84	5.36	63,879	0.67	1.37	0.95	24
9.46	1.80	48,120	0.68	1.89	0.94	21
9.46	8.78	69,464	0.67	2.32	0.95	28
8.90	17.61	74,529	0.67	2.88	0.98	23
7.80	(12.52)	52,560	0.70	4.12	0.95	—

9.76	0.15	409	1.17	0.29	1.42	11
9.76	4.77	244	1.17	0.89	1.46	24
9.39	1.30	286	1.18	1.39	1.44	21
9.39	8.29	820	1.17	1.82	1.45	28
8.83	17.01	1,845	1.17	2.58	1.49	23
7.74	(12.97)	6,423	1.20	3.62	1.44	—

9.74	0.14	64,259	1.17	0.31	1.42	11
9.74	4.80	63,760	1.17	0.87	1.45	24
9.37	1.33	54,348	1.18	1.39	1.44	21
9.37	8.20	66,659	1.17	1.82	1.45	28
8.82	17.22	65,806	1.17	2.41	1.48	23
7.72	(13.09)	65,241	1.20	3.63	1.44	—

9.86	0.68	16,184	0.22	1.25	0.42	11
9.85	5.80	8,301	0.22	1.79	0.45	24
9.47	2.27	3,642	0.23	2.34	0.44	21
9.47	9.25	3,873	0.22	2.78	0.45	28
8.91	18.26	1,253	0.23	3.92	0.51	23
7.80	(12.21)	137,474	0.25	4.56	0.44	—

9.84	0.49	457,203	0.42	1.05	0.67	11
9.84	5.61	377,532	0.42	1.61	0.70	24
9.46	2.08	292,294	0.43	2.13	0.69	21
9.46	9.05	256,477	0.42	2.57	0.70	28
8.90	17.91	183,481	0.42	3.14	0.73	23
7.80	(12.27)	179,116	0.45	4.37	0.70	—

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	303

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Mortgage-Backed Securities Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$11.84	$0.14	(f)	$(0.35)	$(0.21)	$(0.14)
Year Ended February 28, 2013	11.75	0.34		0.08	0.42	(0.33)
Year Ended February 29, 2012	11.50	0.49		0.25	0.74	(0.49)
Year Ended February 28, 2011	11.22	0.55		0.28	0.83	(0.55)
Year Ended February 28, 2010	10.42	0.73		0.82	1.55	(0.75)
Year Ended February 28, 2009	10.97	0.61		(0.57)	0.04	(0.59)

Class C
Six Months Ended August 31, 2013 (Unaudited)	11.57	0.11	(f)	(0.35)	(0.24)	(0.11)
July 2, 2012 (g) through February 28, 2013	11.55	0.17		0.04	0.21	(0.19)

Class R6 (h)
Six Months Ended August 31, 2013 (Unaudited)	11.59	0.16	(f)	(0.35)	(0.19)	(0.16)
Year Ended February 28, 2013	11.51	0.38		0.07	0.45	(0.37)
Year Ended February 29, 2012	11.28	0.54		0.23	0.77	(0.54)
Year Ended February 28, 2011	11.01	0.59		0.27	0.86	(0.59)
Year Ended February 28, 2010	10.23	0.79		0.78	1.57	(0.79)
Year Ended February 28, 2009	10.79	0.63		(0.56)	0.07	(0.63)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	11.59	0.15	(f)	(0.35)	(0.20)	(0.15)
Year Ended February 28, 2013	11.51	0.36		0.08	0.44	(0.36)
Year Ended February 29, 2012	11.27	0.53		0.23	0.76	(0.52)
Year Ended February 28, 2011	11.01	0.57		0.26	0.83	(0.57)
Year Ended February 28, 2010	10.23	0.76		0.79	1.55	(0.77)
Year Ended February 28, 2009	10.79	0.62		(0.57)	0.05	(0.61)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of offering of class of shares.
(h)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

304	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.49	(1.82)%	$192,520	0.65%	2.41%	0.98%	7%
11.84	3.57	294,739	0.64	2.88	0.98	19
11.75	6.57	255,946	0.64	4.29	0.98	21
11.50	7.48	176,334	0.64	4.84	0.98	30
11.22	15.26	101,955	0.64	6.58	0.99	21
10.42	0.41	16,189	0.65	5.69	0.99	15

11.22	(2.08)	7,578	1.15	1.92	1.48	7
11.57	1.81	6,592	1.14	2.08	1.49	19

11.24	(1.65)	1,815,370	0.25	2.81	0.48	7
11.59	3.97	1,864,649	0.24	3.29	0.48	19
11.51	6.96	1,538,507	0.24	4.72	0.48	21
11.28	7.97	1,466,482	0.24	5.26	0.48	30
11.01	15.79	1,271,776	0.24	7.35	0.49	21
10.23	0.74	916,201	0.25	6.12	0.50	15

11.24	(1.73)	1,623,398	0.40	2.66	0.73	7
11.59	3.83	2,242,411	0.39	3.09	0.73	19
11.51	6.89	1,264,766	0.39	4.51	0.73	21
11.27	7.71	580,212	0.39	5.12	0.73	30
11.01	15.64	425,701	0.39	6.87	0.74	21
10.23	0.58	88,231	0.40	5.93	0.74	15

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	305

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration Bond Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$10.97	$0.04	(f)	$(0.11)	$(0.07)	$(0.03)	$—	$(0.03)
Year Ended February 28, 2013	10.97	0.11	(f)	— (g)	0.11	(0.11)	— (g)	(0.11)
Year Ended February 29, 2012	10.95	0.15	(f)	0.04	0.19	(0.15)	(0.02)	(0.17)
Year Ended February 28, 2011	10.90	0.16	(f)	0.06	0.22	(0.16)	(0.01)	(0.17)
Year Ended February 28, 2010	10.61	0.26	(f)	0.29	0.55	(0.26)	—	(0.26)
Year Ended February 28, 2009	10.80	0.38		(0.19)	0.19	(0.38)	—	(0.38)

Class B
Six Months Ended August 31, 2013 (Unaudited)	11.08	0.01	(f)	(0.10)	(0.09)	(0.01)	—	(0.01)
Year Ended February 28, 2013	11.08	0.05	(f)	— (g)	0.05	(0.05)	— (g)	(0.05)
Year Ended February 29, 2012	11.06	0.10	(f)	0.03	0.13	(0.09)	(0.02)	(0.11)
Year Ended February 28, 2011	11.00	0.11	(f)	0.06	0.17	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2010	10.70	0.22	(f)	0.28	0.50	(0.20)	—	(0.20)
Year Ended February 28, 2009	10.88	0.35		(0.21)	0.14	(0.32)	—	(0.32)

Class C
Six Months Ended August 31, 2013 (Unaudited)	11.04	0.01	(f)	(0.10)	(0.09)	(0.01)	—	(0.01)
Year Ended February 28, 2013	11.04	0.05	(f)	— (g)	0.05	(0.05)	— (g)	(0.05)
Year Ended February 29, 2012	11.02	0.09	(f)	0.04	0.13	(0.09)	(0.02)	(0.11)
Year Ended February 28, 2011	10.97	0.10	(f)	0.06	0.16	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2010	10.68	0.20	(f)	0.30	0.50	(0.21)	—	(0.21)
Year Ended February 28, 2009	10.87	0.33		(0.20)	0.13	(0.32)	—	(0.32)

Class R6 (h)
Six Months Ended August 31, 2013 (Unaudited)	10.98	0.06	(f)	(0.09)	(0.03)	(0.06)	—	(0.06)
Year Ended February 28, 2013	10.99	0.16	(f)	(0.01)	0.15	(0.16)	— (g)	(0.16)
Year Ended February 29, 2012	10.97	0.20	(f)	0.05	0.25	(0.21)	(0.02)	(0.23)
Year Ended February 28, 2011	10.92	0.21	(f)	0.06	0.27	(0.21)	(0.01)	(0.22)
Year Ended February 28, 2010	10.62	0.31	(f)	0.30	0.61	(0.31)	—	(0.31)
Year Ended February 28, 2009	10.81	0.43		(0.19)	0.24	(0.43)	—	(0.43)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	10.98	0.05	(f)	(0.09)	(0.04)	(0.05)	—	(0.05)
Year Ended February 28, 2013	10.99	0.13	(f)	(0.01)	0.12	(0.13)	— (g)	(0.13)
Year Ended February 29, 2012	10.96	0.18	(f)	0.05	0.23	(0.18)	(0.02)	(0.20)
Year Ended February 28, 2011	10.92	0.19	(f)	0.05	0.24	(0.19)	(0.01)	(0.20)
Year Ended February 28, 2010	10.62	0.29	(f)	0.30	0.59	(0.29)	—	(0.29)
Year Ended February 28, 2009	10.80	0.40		(0.18)	0.22	(0.40)	—	(0.40)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

306	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.87	(0.60)%	$253,602	0.80%	0.65%	0.87%	22%
10.97	0.99	281,110	0.80	0.97	0.86	33
10.97	1.76	260,098	0.80	1.36	0.86	40
10.95	2.04	250,706	0.79	1.45	0.86	36
10.90	5.23	255,356	0.79	2.43	0.88	31
10.61	1.79	90,891	0.80	3.55	0.89	51

10.98	(0.84)	818	1.30	0.15	1.37	22
11.08	0.48	947	1.30	0.48	1.36	33
11.08	1.21	1,409	1.30	0.86	1.37	40
11.06	1.58	2,134	1.29	0.96	1.36	36
11.00	4.71	3,458	1.29	2.05	1.38	31
10.70	1.32	6,668	1.30	3.09	1.39	51

10.94	(0.83)	185,916	1.30	0.15	1.37	22
11.04	0.50	237,782	1.30	0.48	1.36	33
11.04	1.23	297,098	1.30	0.86	1.37	40
11.02	1.51	321,680	1.29	0.95	1.36	36
10.97	4.76	344,957	1.29	1.83	1.38	31
10.68	1.27	22,625	1.30	3.06	1.39	51

10.89	(0.27)	3,275,275	0.30	1.15	0.37	22
10.98	1.40	4,077,991	0.30	1.46	0.36	33
10.99	2.28	3,530,135	0.30	1.86	0.36	40
10.97	2.54	2,906,329	0.29	1.94	0.36	36
10.92	5.81	2,043,695	0.29	2.87	0.38	31
10.62	2.27	322,907	0.30	4.07	0.39	51

10.89	(0.37)	8,031,131	0.55	0.90	0.62	22
10.98	1.13	7,712,342	0.55	1.22	0.61	33
10.99	2.10	6,946,436	0.55	1.61	0.61	40
10.96	2.20	6,829,822	0.54	1.70	0.61	36
10.92	5.57	5,163,875	0.54	2.67	0.63	31
10.62	2.12	2,029,713	0.55	3.80	0.64	51

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	307

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period	Total return (excludes sales charge) (b)(c)
Short Duration High Yield Fund
Class A
March 1, 2013 (f) through August 31, 2013 (Unaudited)	$10.00	$0.21	(g)	$(0.15)	$0.06	$(0.17)	$9.89	0.61%

Class C
March 1, 2013 (f) through August 31, 2013 (Unaudited)	10.00	0.18	(g)	(0.14)	0.04	(0.15)	9.89	0.36

Class R6
March 1, 2013 (f) through August 31, 2013 (Unaudited)	10.00	0.22	(g)	(0.13)	0.09	(0.19)	9.90	0.86

Select Class
March 1, 2013 (f) through August 31, 2013 (Unaudited)	10.00	0.22	(g)	(0.14)	0.08	(0.18)	9.90	0.80

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Commencement of operations.
(g)	Calculated based upon average shares outstanding.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

308	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
	Ratios to average net assets (a)
Net assets, end of period	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$219	0.90	%(h)	4.18	%(h)	1.78	%(h)	23%

50	1.40	(h)	3.65	(h)	2.33	(h)	23

50	0.50	(h)	4.54	(h)	1.34	(h)	23

49,770	0.65	(h)	4.41	(h)	1.56	(h)	23

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	309

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Treasury & Agency Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$9.63	$0.04	(f)	$(0.11)	$(0.07)	$(0.04)	$—	$(0.04)
Year Ended February 28, 2013	9.74	0.09	(f)	(0.06)	0.03	(0.09)	(0.05)	(0.14)
Year Ended February 29, 2012	9.78	0.12	(f)	0.05	0.17	(0.11)	(0.10)	(0.21)
Year Ended February 28, 2011	9.96	0.13	(f)	(0.02)	0.11	(0.13)	(0.16)	(0.29)
Year Ended February 28, 2010	10.17	0.22	(f)	0.12	0.34	(0.22)	(0.33)	(0.55)
Year Ended February 28, 2009	10.04	0.11		0.20	0.31	(0.18)	—	(0.18)

Class B
Six Months Ended August 31, 2013 (Unaudited)	9.62	0.01	(f)	(0.11)	(0.10)	(0.02)	—	(0.02)
Year Ended February 28, 2013	9.73	0.04	(f)	(0.06)	(0.02)	(0.04)	(0.05)	(0.09)
Year Ended February 29, 2012	9.76	0.07	(f)	0.06	0.13	(0.06)	(0.10)	(0.16)
Year Ended February 28, 2011	9.94	0.08	(f)	(0.02)	0.06	(0.08)	(0.16)	(0.24)
Year Ended February 28, 2010	10.15	0.18	(f)	0.11	0.29	(0.17)	(0.33)	(0.50)
Year Ended February 28, 2009	10.03	0.16		0.10	0.26	(0.14)	—	(0.14)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	9.62	0.05	(f)	(0.11)	(0.06)	(0.05)	—	(0.05)
Year Ended February 28, 2013	9.73	0.11	(f)	(0.06)	0.05	(0.11)	(0.05)	(0.16)
Year Ended February 29, 2012	9.77	0.14	(f)	0.05	0.19	(0.13)	(0.10)	(0.23)
Year Ended February 28, 2011	9.95	0.16	(f)	(0.02)	0.14	(0.16)	(0.16)	(0.32)
Year Ended February 28, 2010	10.16	0.24	(f)	0.12	0.36	(0.24)	(0.33)	(0.57)
Year Ended February 28, 2009	10.02	0.13		0.22	0.35	(0.21)	—	(0.21)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

310	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$9.52	(0.74)%	$55,927	0.70%	0.75%	0.95%	8%
9.63	0.23	73,424	0.69	0.89	0.95	19
9.74	1.72	90,893	0.70	1.17	0.95	35
9.78	1.15	99,714	0.70	1.32	0.95	26
9.96	3.39	99,593	0.69	2.12	0.97	51
10.17	3.18	114,609	0.70	0.99	0.94	154

9.50	(1.07)	197	1.20	0.25	1.45	8
9.62	(0.26)	226	1.19	0.40	1.45	19
9.73	1.33	408	1.20	0.68	1.45	35
9.76	0.63	771	1.20	0.82	1.45	26
9.94	2.86	1,588	1.19	1.75	1.47	51
10.15	2.64	3,538	1.20	1.07	1.43	154

9.51	(0.63)	143,748	0.45	1.00	0.70	8
9.62	0.48	235,447	0.44	1.14	0.70	19
9.73	1.97	313,699	0.45	1.42	0.70	35
9.77	1.40	371,384	0.45	1.57	0.70	26
9.95	3.63	427,880	0.44	2.40	0.72	51
10.16	3.52	552,538	0.45	1.54	0.69	154

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	311

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) were each formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004. Each of JPM I and JPM II (the “Trusts”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 10 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Core Bond Fund	Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Core Plus Bond Fund	Class A, Class B, Class C, Class R2, Class R6, Institutional Class and Select Class	JPM II	Diversified
Government Bond Fund	Class A, Class B, Class C, Class R2 and Select Class	JPM II	Diversified
High Yield Fund	Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Inflation Managed Bond Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM I	Diversified
Limited Duration Bond Fund	Class A, Class B, Class C, Class R6 and Select Class	JPM II	Diversified
Mortgage-Backed Securities Fund	Class A, Class C, Class R6 and Select Class	JPM II	Diversified
Short Duration Bond Fund	Class A, Class B, Class C, Class R6 and Select Class	JPM II	Diversified
Short Duration High Yield Fund*	Class A, Class C, Class R6 and Select Class	JPM I	Diversified
Treasury & Agency Fund	Class A, Class B and Select Class	JPM II	Diversified

*Short Duration High Yield Fund commenced operations on March 1, 2013. Prior to March 27, 2013 the Fund was not publicly offered for investment.

The investment objective of Core Bond Fund is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Core Plus Bond Fund is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

The investment objective of Government Bond Fund is to seek a high level of current income with liquidity and safety of principal.

The investment objective of High Yield Fund is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

The investment objective of Inflation Managed Bond Fund is to seek to maximize inflation protected total return.

The investment objective of Limited Duration Bond Fund is to seek a high level of current income consistent with low volatility of principal.

The investment objective of Mortgage-Backed Securities Fund is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

The investment objective of Short Duration Bond Fund is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

The investment objective of Short Duration High Yield Fund is to seek current income with a secondary objective of capital appreciation.

The investment objective of Treasury & Agency Fund is to seek a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

Class C Shares commenced operations on July 2, 2012 for Mortgage-Backed Securities Fund.

Effective May 2, 2012, following approval from the Fund’s Board of Trustees, shareholders approved the change to the Limited Duration Bond Fund’s investment objective. The current objective is stated above. Prior to May 2, 2012, the Fund’s investment objective was to seek a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities.

Effective November 1, 2009, Class B Shares of the Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Limited Duration Bond Fund, Short Duration Bond Fund and Treasury & Agency Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who have invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Class A Shares.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares (except for Class C Shares of the Limited Duration Bond Fund and Short Duration Bond Fund purchased before September 3, 2013) provide for a contingent deferred sales charge (“CDSC”). Effective September 3, 2013, purchases of the Limited Duration Bond Fund and the Short Duration Bond Fund Class C Shares are subject to a CDSC on the original cost of shares. Class B Shares automatically convert to Class A Shares after eight years (except for Limited Duration Bond Fund, Short Duration Bond Fund and Treasury & Agency Fund whose Class B Shares convert to Class A Shares after six years). No sales charges are assessed with respect to Class R2, Class R5, Class R6, Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights

312	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Advisor” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund at August 31, 2013.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	313

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$929,764	$596,754		$1,526,518
Collateralized Mortgage Obligations
Agency CMO	—	5,048,150	95,801		5,143,951
Non-Agency CMO	—	1,858,767	366,881		2,225,648

Total Collateralized Mortgage Obligations	—	6,906,917	462,682		7,369,599

Commercial Mortgage-Backed Securities	—	777,960	247,600		1,025,560
Corporate Bonds
Consumer Discretionary	—	342,731	—		342,731
Consumer Staples	—	235,681	—		235,681
Energy	—	359,082	—		359,082
Financials	—	2,263,939	—		2,263,939
Health Care	—	130,300	—		130,300
Industrials	—	278,331	19,869		298,200
Information Technology	—	262,943	—		262,943
Materials	—	119,262	—		119,262
Telecommunication Services	—	279,900	—		279,900
Utilities	—	412,085	—		412,085

Total Corporate Bonds	—	4,684,254	19,869		4,704,123

Foreign Government Securities	—	118,434	—		118,434
Mortgage Pass-Through Securities	—	4,218,728	10,931		4,229,659
Municipal Bonds	—	74,017	—		74,017
Supranational	—	53,760	—		53,760
U.S. Government Agency Securities	—	670,466	—		670,466
U.S. Treasury Obligations	—	5,226,804	—		5,226,804
Loan Assignments
Financials	—	—	67,400		67,400
Short-Term Investment
Investment Company	134,687	—	—		134,687

Total Investments in Securities	$134,687	$23,661,104	$1,405,236		$25,201,027

Core Plus Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$2,226	$—	$313		$2,539
Consumer Staples	—	—	—	(a)	—	(a)
Financials	1,459	—	177		1,636
Industrials	—	—	8		8
Materials	5,138	—	1,970		7,108
Utilities	1,360	—	—		1,360

Total Common Stocks	10,183	—	2,468		12,651

314	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stocks
Consumer Discretionary	$1,703	$—	$—		$1,703
Consumer Staples	—	—	—	(a)	—	(a)
Financials	702	7,199	—		7,901
Health Care	830	—	—		830
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	3,235	7,199	—	(a)	10,434

Debt Securities
Asset-Backed Securities	—	107,381	90,245		197,626
Collateralized Mortgage Obligations
Agency CMO	—	272,194	8,066		280,260
Non-Agency CMO	—	131,153	44,890		176,043

Total Collateralized Mortgage Obligations	—	403,347	52,956		456,303

Commercial Mortgage-Backed Securities	—	179,138	39,021		218,159
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Financials	—	—	788		788

Total Convertible Bonds	—	—	788		788

Corporate Bonds
Consumer Discretionary	—	101,210	1,871		103,081
Consumer Staples	—	49,245	—	(a)	49,245
Energy	—	104,964	—		104,964
Financials	—	251,809	203		252,012
Health Care	—	45,343	—		45,343
Industrials	—	97,583	8,643		106,226
Information Technology	—	45,825	—		45,825
Materials	—	58,210	1,803		60,013
Telecommunication Services	—	84,881	—		84,881
Utilities	—	75,559	12		75,571

Total Corporate Bonds	—	914,629	12,532		927,161

Foreign Government Securities	—	42,926	489		43,415
Mortgage Pass-Through Securities	—	260,408	—		260,408
Municipal Bonds	—	10,376	—		10,376
Preferred Securities
Financials	—	9,406	—		9,406
Supranational	—	3,764	—		3,764
U.S. Government Agency Securities	—	36,253	—		36,253
U.S. Treasury Obligations	—	308,611	—		308,611
Loan Assignments
Consumer Discretionary	—	12,826	52		12,878
Consumer Staples	—	2,606	—		2,606
Energy	—	1,166	—		1,166
Financials	—	320	4,630		4,950
Health Care	—	2,072	—		2,072
Industrials	—	1,009	—		1,009
Information Technology	—	783	—		783
Materials	—	1,663	—		1,663
Telecommunication Services	—	863	—		863
Utilities	—	2,869	—		2,869

Total Loan Assignments	—	26,177	4,682		30,859

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	315

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Warrants
Consumer Discretionary	$2,791	$—	$—	(a)	$2,791
Industrials	—	—	—	(a)	—	(a)

Total Warrants	2,791	—	—	(a)	2,791

Short-Term Investment
Investment Company	11,642	—	—		11,642

Total Investments in Securities	$27,851	$2,309,615	$203,181		$2,540,647

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$126	$—		$126
Futures Contracts	5	—	—		5

Total Appreciation in Other Financial Instruments	$5	$126	$—		$131

Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Collateralized Mortgage Obligations
Agency CMO	$—	$707,466	$188		$707,654
Foreign Government Security	—	6,549	—		6,549
Mortgage Pass-Through Securities	—	90,871	—		90,871
U.S. Government Agency Securities	—	316,506	—		316,506
U.S. Treasury Obligations	—	447,632	—		447,632
Short-Term Investment
Investment Company	83,890	—	—		83,890

Total Investments in Securities	$83,890	$1,569,024	$188		$1,653,102

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$5,822	$—	$2,186		$8,008
Consumer Staples	—	—	—	(a)	—	(a)
Financials	8,352	—	2,687		11,039
Health Care	6	—	—		6
Industrials	—	—	233		233
Information Technology	—	—	—	(a)	—	(a)
Materials	7,763	—	27,388		35,151
Utilities	21,373	—	—		21,373

Total Common Stocks	43,316	—	32,494		75,810

Preferred Stocks
Consumer Discretionary	21,399	—	599		21,998
Consumer Staples	—	—	—	(a)	—	(a)
Financials	17,769	77,551	—		95,320
Information Technology	—	—	—	(a)	—	(a)
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	39,168	77,551	599		117,318

316	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Debt Securities
Asset-Backed Securities	$—	$98		$6,998		$7,096
Commercial Mortgage-Backed Security	—	—	(b)	—		—	(b)
Convertible Bonds
Consumer Discretionary	—	—		—	(a)	—	(a)
Financials	—	—		11,802		11,802

Total Convertible Bonds	—	—		11,802		11,802

Corporate Bonds
Consumer Discretionary	—	1,210,904		21,717		1,232,621
Consumer Staples	—	447,811		—	(a)	447,811
Energy	—	1,348,078		—		1,348,078
Financials	—	664,910		9,468		674,378
Health Care	—	817,347		421		817,768
Industrials	—	876,502		117,735		994,237
Information Technology	—	372,664		—		372,664
Materials	—	1,042,698		7,138		1,049,836
Telecommunication Services	—	1,053,346		—		1,053,346
Utilities	—	418,919		891		419,810

Total Corporate Bonds	—	8,253,179		157,370		8,410,549

Preferred Securities
Financials	—	150,563		—		150,563
Loan Assignments
Consumer Discretionary	—	445,593		5,210		450,803
Consumer Staples	—	94,048		—		94,048
Energy	—	58,216		—		58,216
Financials	—	50,574		—		50,574
Health Care	—	35,249		—		35,249
Industrials	—	74,732		—		74,732
Information Technology	—	174,714		—		174,714
Materials	—	52,313		—		52,313
Telecommunication Services	—	52,989		—		52,989
Utilities	—	63,352		—		63,352

Total Loan Assignments	—	1,101,780		5,210		1,106,990

Warrants
Consumer Discretionary	—	—		—	(a)	—	(a)
Industrials	—	—		—	(a)	—	(a)

Total Warrants	—	—		—	(a)	—	(a)

Short-Term Investment
Investment Company	347,615	—		—		347,615

Total Investments in Securities	$430,099	$9,583,171		$214,473		$10,227,743

Inflation Managed Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$59,146		$3,779		$62,925
Collateralized Mortgage Obligations
Agency CMO	—	329,148		15		329,163
Non-Agency CMO	—	16,593		—		16,593

Total Collateralized Mortgage Obligations	—	345,741		15		345,756

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	317

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Inflation Managed Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Mortgage-Backed Securities	$—	$31,677	$2,452	$34,129
Corporate Bonds
Consumer Discretionary	—	24,064	—	24,064
Consumer Staples	—	22,384	—	22,384
Energy	—	29,793	—	29,793
Financials	—	142,795	—	142,795
Health Care	—	14,856	—	14,856
Industrials	—	32,762	1,824	34,586
Information Technology	—	18,247	—	18,247
Materials	—	16,990	—	16,990
Telecommunication Services	—	18,655	—	18,655
Utilities	—	44,576	—	44,576

Total Corporate Bonds	—	365,122	1,824	366,946

Foreign Government Securities	—	1,610	—	1,610
Mortgage Pass-Through Securities	—	119,491	—	119,491
Supranational	—	668	—	668
U.S. Government Agency Securities	—	276,547	—	276,547
U.S. Treasury Obligations	—	288,161	—	288,161
Short-Term Investments
Investment Company	105,411	—	—	105,411

Total Investments in Securities	$105,411	$1,488,163	$8,070	$1,601,644

Appreciation in Other Financial Instruments
Swaps	$—	$2,266	$—	$2,266

Depreciation in Other Financial Instruments
Swaps	$—	$(14,069)	$—	$(14,069)

Limited Duration Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$76,115	$45,098	$121,213
Collateralized Mortgage Obligations
Agency CMO	—	232,628	38	232,666
Non-Agency CMO	—	75,411	8,572	83,983

Total Collateralized Mortgage Obligations	—	308,039	8,610	316,649

Commercial Mortgage-Backed Securities	—	30,127	292	30,419
Corporate Bonds
Consumer Discretionary	—	3,000	—	3,000
Energy	—	1,483	—	1,483
Financials	—	11,806	—	11,806
Information Technology	—	4,815	—	4,815

Total Corporate Bonds	—	21,104	—	21,104

Mortgage Pass-Through Securities	—	43,214	—	43,214
U.S. Treasury Obligations	—	34,972	—	34,972
Short-Term Investment
Investment Company	118,370	—	—	118,370

Total Investments in Securities	$118,370	$513,571	$54,000	$685,941

318	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Mortgage-Backed Securities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$32,800	$120,410	$153,210
Collateralized Mortgage Obligations
Agency CMO	—	1,386,566	19,019	1,405,585
Non-Agency CMO	—	440,467	113,622	554,089

Total Collateralized Mortgage Obligations	—	1,827,033	132,641	1,959,674

Commercial Mortgage-Backed Securities	—	106,499	41,158	147,657
Mortgage Pass-Through Securities	—	1,352,328	2,981	1,355,309
U.S. Treasury Obligations	—	2,634	—	2,634
Loan Assignments
Financials	—	—	11,255	11,255
Short-Term Investment
Investment Company	16,209	—	—	16,209

Total Investments in Securities	$16,209	$3,321,294	$308,445	$3,645,948

Short Duration Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$713,510	$153,565	$867,075
Collateralized Mortgage Obligations
Agency CMO	—	728,703	93,552	822,255
Non-Agency CMO	—	161,035	19,758	180,793

Total Collateralized Mortgage Obligations	—	889,738	113,310	1,003,048

Commercial Mortgage-Backed Securities	—	536,040	132,666	668,706
Corporate Bonds
Consumer Discretionary	—	115,736	—	115,736
Consumer Staples	—	84,552	—	84,552
Energy	—	134,872	—	134,872
Financials	—	1,215,241	—	1,215,241
Health Care	—	75,230	—	75,230
Industrials	—	114,388	—	114,388
Information Technology	—	98,762	—	98,762
Materials	—	82,194	—	82,194
Telecommunication Services	—	106,216	—	106,216
Utilities	—	111,493	—	111,493

Total Corporate Bonds	—	2,138,684	—	2,138,684

Foreign Government Securities	—	40,286	—	40,286
Mortgage Pass-Through Securities	—	659,231	—	659,231
Supranational	—	918	—	918
U.S. Government Agency Securities	—	1,633,744	—	1,633,744
U.S. Treasury Obligations	—	4,661,562	—	4,661,562
Loan Assignment
Financials	—	—	9,261	9,261
Short-Term Investment
Investment Company	10,315	—	—	10,315

Total Investments in Securities	$10,315	$11,273,715	$408,802	$11,692,830

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	319

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Short Duration High Yield Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$8,935	$—	$8,935
Consumer Staples	—	1,910	—	1,910
Energy	—	4,297	—	4,297
Financials	—	1,652	—	1,652
Health Care	—	3,036	—	3,036
Industrials	—	2,592	153	2,745
Information Technology	—	719	—	719
Materials	—	5,254	—	5,254
Telecommunication Services	—	3,902	—	3,902
Utilities	—	1,414	—	1,414

Total Corporate Bonds	—	33,711	153	33,864

Preferred Security
Financials	—	217	—	217
Preferred Stock
Financials	—	259	—	259
Loan Assignments
Consumer Discretionary	—	3,529	—	3,529
Consumer Staples	—	1,199	—	1,199
Energy	—	679	—	679
Financials	—	176	—	176
Health Care	—	1,297	—	1,297
Industrials	—	2,419	—	2,419
Information Technology	—	2,081	—	2,081
Materials	—	1,043	—	1,043
Telecommunication Services	—	654	—	654
Utilities	—	197	—	197

Total Loan Assignments	—	13,274	—	13,274

Short-Term Investment
Investment Company	3,321	—	—	3,321

Total Investments in Securities	$3,321	$47,461	$153	$50,935

Treasury & Agency Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
U.S. Government Agency Securities	$—	$39,741	$—	$39,741
U.S. Treasury Obligations	—	157,930	—	157,930
Short-Term Investment
Investment Company	1,478	—	—	1,478

Total Investments in Securities	$1,478	$197,671	$—	$199,149

(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the six months ended August 31, 2013.

320	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/13
Investments in Securities
Asset-Backed Securities	$606,519	$(586)	$(3,901)	$1,848	$151,947	$(254,205)	$95,132	$—	$596,754
Collateralized Mortgage Obligations
Agency CMO	290,526	(801)	(9,254)	(6,075)	17,048	(2,319)	16,149	(209,473)	95,801
Non-Agency CMO	509,663	—	(12,008)	(3,503)	88,820	(48,397)	55,116	(222,810)	366,881
Commercial Mortgage-Backed Securities	341,188	—	(1,558)	(8,460)	3,052	(44,867)	1,835	(43,590)	247,600
Corporate Bonds — Financials	1,523	—	(23)	—	—	(1,500)	—	—	—
Corporate Bonds — Industrials	27,323	347	(1,072)	(6)	3,858	(6,250)	—	(4,331)	19,869
Corporate Bonds — Telecommunication Services	11,389	—	—	—	—	—	—	(11,389)	—
Mortgage Pass-Through Securities	33,207	—	(111)	—	11,041	(33,206)	—	—	10,931
Loan Assignments — Financials		—	(339)	—	67,901	(162)	—	—	67,400

Total	$1,821,338	$(1,040)	$(28,266)	$(16,196)	$343,667	$(390,906)	$168,232	$(491,593)	$1,405,236

Core Plus Bond Fund	Balance as of 02/28/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Asset-Backed Securities	$69,320		$221	$(673)	$387	$35,955	$(26,943)	$11,978	$—	$90,245
Collateralized Mortgage Obligations — Agency CMO	28,695		(64)	(1,028)	(1,152)	168	(31)	1,988	(20,510)	8,066
Collateralized Mortgage Obligations — Non-Agency CMO	26,591		—	(606)	(92)	30,260	(4,301)	1,733	(8,695)	44,890
Commercial Mortgage-Backed Securities	57,873		—	(478)	(1,275)	5,780	(3,715)	2,506	(21,670)	39,021
Common Stocks — Consumer Discretionary	114		14	180	—	31	(26)	—	—	313
Common Stocks — Consumer Staples	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks — Financials	155		—	22	—	—	—	—	—	177
Common Stocks — Industrials	263		22	(8)	—	—	(269)	—	—	8
Common Stocks — Materials	1,970		—	10	—	—	(10)	—	—	1,970
Convertible Bonds — Consumer Discretionary	194		—	(194)	—	—	—	—	—	—
Convertible Bonds — Financials	311		—	446	—	31	—	—	—	788
Corporate Bonds — Consumer Discretionary	2,717		2	(231)	7	1,953	(2,577)	—	—	1,871
Corporate Bonds — Consumer Staples	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Financials	202		27	—	—	—	(26)	—	—	203
Corporate Bonds — Industrials	8,834		37	(77)	10	997	(1,158)	—	—	8,643
Corporate Bonds — Materials	1,798		—	(19)	5	772	(753)	—	—	1,803
Corporate Bonds — Telecommunication Services	2,385		—	—	—	—	—	—	(2,385)	—
Corporate Bonds — Utilities	12		—	—	—	—	—	—	—	12
Foreign Government Securities	414		(32)	(45)	—	400	(248)	—	—	489
Loan Assignments — Consumer Discretionary	913		892	(861)	—	—	(892)	—	—	52
Loan Assignments — Financials	—		—	(23)	—	4,666	(13)	—	—	4,630
Preferred Stocks — Consumer Staples	—	(a)	—	—	—	—	—	—	—	—	(a)

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	321

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Core Plus Bond Fund	Balance as of 02/28/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Preferred Stocks — Materials	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)
U.S. Government Agency Securities	1,121		—	—	—	—	—	—	(1,121)	—
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$203,882		$1,119	$(3,585)	$(2,110)	$81,013	$(40,962)	$18,205	$(54,381)	$203,181

High Yield Fund	Balance as of 02/28/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Asset-Backed Securities	$6,986		$—	$446	$15	$—	$(449)	$—	$—	$6,998
Common Stocks — Consumer Discretionary	943		63	156	—	1,142	(118)	—	—	2,186
Common Stocks — Consumer Staples	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks — Financials	2,369		—	318	—	—	—	—	—	2,687
Common Stocks — Industrials	1,819		124	(212)	—	—	(1,498)	—	—	233
Common Stocks — Information Technology	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks — Materials	27,389		—	132	—	—	(133)	—	—	27,388
Convertible Bonds — Consumer Discretionary	3,081		—	(3,081)	—	—	—	—	—	—	(a)
Convertible Bonds — Financials	4,665		—	6,671	—	466	—	—	—	11,802
Corporate Bonds — Consumer Discretionary	24,102		22	(3,329)	68	19,980	(19,126)	—	—	21,717
Corporate Bonds — Consumer Staples	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Financials	9,875		—	104	9	—	(520)	—	—	9,468
Corporate Bonds — Health Care	388		—	33	—	—	—	—	—	421
Corporate Bonds — Industrials	155,779		459	(3,003)	323	5,307	(37,830)	—	(3,300)	117,735
Corporate Bonds — Materials	7,108		—	(107)	15	4,967	(4,845)	—	—	7,138
Corporate Bonds — Utilities	891		—	—	—	—	—	—	—	891
Loan Assignments — Consumer Discretionary	10,065		5,029	(4,871)	16	—	(5,029)	—	—	5,210
Preferred Stocks — Consumer Discretionary	599		—	—	—	—	—	—	—	599
Preferred Stocks — Consumer Staples	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Information Technology	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$256,059		$5,697	$(6,743)	$446	$31,862	$(69,548)	$—	$(3,300)	$214,473

Inflation Managed Bond Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Investments in Securities
Asset-Backed Security — Asset-Backed Securities	$3,346	$—	$5	$5	$—	$(413)	$836	$—	$3,779
Collateralized Mortgage Obligation — Agency CMO	525	—	1	(3)	—	—	—	(508)	15
Collateralized Mortgage Obligation — Non-Agency CMO	429	—	—	—	—	—	—	(429)	—
Commercial Mortgage-Backed Securities	6,091	—	52	(113)	—	(1,583)	—	(1,995)	2,452
Corporate Bond — Industrials	2,238	41	(103)	(1)	441	(735)	—	(57)	1,824
Corporate Bond — Telecommunication Services	1,148	—	—	—	—	—	—	(1,148)	—

	$13,777	$41	$(45)	$(112)	$441	$(2,731)	$836	$(4,137)	$8,070

322	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Limited Duration Bond Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Investments in Securities
Asset-Backed Securities	$32,171	$—	$2,098	$26	$11,409	$(3,382)	$2,776	$—	$45,098
Collateralized Mortgage Obligations — Agency CMO	35,850	—	2	(6)	—	—	—	(35,808)	38
Collateralized Mortgage Obligation — Non Agency CMO	4,601	—	196	1	4,250	(495)	19	—	8,572
Commercial Mortgage-Backed Securities	331	—	26	—	—	(65)	—	—	292

	$72,953	$—	$2,322	$21	$15,659	$(3,942)	$2,795	$(35,808)	$54,000

Mortgage-Backed Securities Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Asset-Backed Securities	$134,643	$1	$(1,399)	$196	$22,220	$(55,406)	$20,155	$—	$120,410
Collateralized Mortgage Obligations
Agency CMO	94,969	(327)	(1,944)	(1,658)	3,157	(287)	3,865	(78,756)	19,019
Non-Agency CMO	133,818	—	(5,657)	(2,951)	24,911	(13,426)	31,091	(54,164)	113,622
Commercial Mortgage-Backed Securities	56,411	1	(276)	(687)	2,400	(9,982)	—	(6,709)	41,158
Loan Assignments — Financials	—	—	(57)	—	11,340	(28)	—	—	11,255
Mortgage Pass-Through Securities	25,980	—	(49)	—	3,011	(25,961)	—	—	2,981

Total	$445,821	$(325)	$(9,382)	$(5,100)	$67,039	$(105,090)	$55,111	$(139,629)	$308,445

Short Duration Bond Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Investments in Securities
Asset-Backed Securities	$150,545	$—	$(583)	$41	$56,670	$(55,492)	$2,384	$—	$153,565
Collateralized Mortgage Obligation — Agency CMO	74,601	(88)	(1,563)	(1,399)	59,320	(1,711)	3,849	(39,457)	93,552
Collateralized Mortgage Obligation — Non-Agency CMO	24,935	—	(270)	—	19,109	(4,290)	—	(19,726)	19,758
Commercial Mortgage-Backed Securities	217,901	—	(964)	(39)	2,360	(24,385)	—	(62,207)	132,666
Loan Assignment — Financials	—	—	(47)	—	9,335	(27)	—	—	9,261

Total	$467,982	$(88)	$(3,427)	$(1,397)	$146,794	$(85,905)	$6,233	$(121,390)	$408,802

Treasury & Agency Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Investments in Securities
U.S. Government Agency Securities	$10,837	$—	$—	$—	$—	$—	$—	$(10,837)	$—

Total	$10,837	$—	$—	$—	$—	$—	$—	$(10,837)	$—

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	323

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at August 31, 2013, which were valued using significant unobservable inputs (Level 3) were as follows (amounts in thousands):

Core Bond Fund	$(28,541)
Core Plus Bond Fund	(3,484)
Government Bond Fund	10
High Yield Fund	(7,261)
Inflation Managed Bond Fund	(51)
Limited Duration Bond Fund	2,322
Mortgage-Backed Securities Fund	(9,609)
Short Duration Bond Fund	(3,561)
Short Duration High Yield Fund	1

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations.

Core Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 8/31/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$644,862	Discounted Cash Flow	Constant Prepayment Rate	0% - 100.00% (14.21%)
			Constant Default Rate	0% - 14.78% (2.03%)
			PSA Prepayment Model	133.00% - 1,085.00% (368.91%)
			Yield (Discount Rate of Cash Flows)	(40.33%) - 36.51% (3.62%)

Asset-Backed Securities	644,862
Total	$644,862

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At August 31, 2013, the value of these securities was approximately $760,374,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Core Plus Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 8/31/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,970	Market Comparable Companies	EBITDA Multiple (a)	5.00x - 6.80x (5.00x)
			Discount for lack of marketability (b)	10% - 30% (10.00%)
	31	Issuance Price	Percent of Par	100% (N/A)
	8	Terms of Plan of Reorganization	Discount for lack of marketability (b)	25% (N/A)
	20	Mergers and Acquisitions	Discount for lack of marketability (b)	25% (N/A)
			Discount for potential outcome	20% (N/A)
	262	Consensus Broker Pricing	Median Offered quote	$6.50 (N/A)

Common Stock	2,291

324	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Fair Value at 8/31/13		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	—		Discounted Cash Flow	Discount for lack of marketability (b)	22.5% (N/A)
				Probability of Insolvency	100% (N/A)
	—	(c)	Market Comparable Companies	EBITDA Multiple (a)	5.82x (N/A)
				Discount for lack of marketability (b)	30% (N/A)

Preferred Stock	—	(c)
	617		Market Comparable Companies	EBITDA Multiple (a)	5.5x - 6.80x (6.56x)
				Discount for lack of marketability (b)	22.5% - 30% (22.50%)
	—		Terms of Plan of Reorganization	Probability of Default	100% (N/A)

Corporate Bond	617
	112,503		Discounted Cash Flow	Liquidity Discount Implied Spread to Index	4.50% - 5.00% (4.62%) 2.00% - 2.50% (2.12%)
				Constant Prepayment Rate	0% - 100.00% (13.15%)
				Constant Default Rate	0% - 13.00% (0.96%)
				PSA Prepayment Model	290.00% - 970.00% (362.46%)
				Yield (Discount Rate of Cash Flows)	(49.14%) - 112.31% (2.78%)

Asset-Backed Securities	112,503
Warrants	—		Intrinsic Value	Issue Price vs. Stock Price	(N/A)
Total	$115,411

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At August 31, 2013, the value of these securities was approximately $87,770,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.

High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousand)

	Fair Value at 8/31/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$27,389	Market Comparable Companies	EBITDA Multiple (a)	5.00x - 6.80x (5.00x)
			Discount for lack of marketability (b)	10% - 30% (10.00%)
	1,142	Issuance Price	Percent of Par	100% (N/A)
	233	Terms of Plan of Reorganization	Discount for lack of marketability (b)	25% (N/A)
	293	Mergers and Acquisitions	Discount for lack of marketability (b)	25% (N/A)
			Discount for potential outcome	20% (N/A)
	751	Consensus Broker Pricing	Median Offered quote	$6.50 (N/A)

Common Stock	29,808

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	325

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

	Fair Value at 8/31/13		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	—		Discounted Cash Flow	Discount for lack of marketability (b)	22.5% (N/A)
				Probability of Insolvency	100% (N/A)
	—	(c)	Market Comparable Companies	EBITDA Multiple (a)	5.4 - 5.82x (N/A)
				Discount for lack of marketability (b)	30% (N/A)

Preferred Stock	—	(c)
	10,952		Market Comparable Companies	EBITDA Multiple (a)	5.5x - 6.80x (6.48x)
				Discount for lack of marketability (b)	22.5% - 30% (24.38%)
				Probability of Default	97% (N/A)
	—		Terms of Plan of Reorganization	Probability of Default	100% (N/A)

Corporate Bond	10,952
	20,781		Discounted Cash Flow	Liquidity Discount	4.50% - 5.00% (4.5%)
				Implied Spread to Index	2.00% - 2.50% (2.12%)
				Constant Prepayment Rate	0% - 7.79% (0.71%)
				Constant Default Rate	0% - 7% (0.64%)
				Yield (Discount Rate of Cash Flows)	0 - 112.31% (0.10%)

Asset-Backed Securities	20,781
Warrants	—		Intrinsic Value	Issue Price vs. Stock Price	(N/A)
Total	$61,541

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At August 31, 2013, the value of these securities was approximately $152,932,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.

Inflation Managed Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 8/31/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$4,245	Discounted Cash Flow	Constant Prepayment Rate	0% -100.00% (16.21%)
			Constant Default Rate	0% - 12.00% (8.89%)
			PSA Prepayment Model	133.00% (N/A)
			Yield (Discount Rate of Cash Flows)	1.00% - 23.94% (2.97%)

Asset-Backed Securities	4,245
Total	$4,245

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At August 31, 2013, the value of these securities was approximately $3,825,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

326	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Limited Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 8/31/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$48,366	Discounted Cash Flow	Constant Prepayment Rate	0% - 14.00% (2.67%)
			Constant Default Rate	0% - 16.00% (6.63%)
			PSA Prepayment Model	211.00% - 402.00% (340.29%)
			Yield (Discount Rate of Cash Flows)	(6.47%) - 33.04% (5.08%)

Asset-Backed Securities	48,366
Total	$48,366

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At August 31, 2013, the value of these securities was approximately $5,634,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Mortgage-Backed Securities Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 8/31/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$148,022	Discounted Cash Flow	Constant Prepayment Rate	0% - 100.00% (7.54%)
			Constant Default Rate	0% - 14.78% (2.53%)
			PSA Prepayment Model	133.00% - 1,085.00% (402.64%)
			Yield (Discount Rate of Cash Flows)	(67.49%) - 52.00% (2.84%)

Asset-Backed Securities	148,022
Total	$148,022

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At August 31, 2013, the value of these securities was approximately $160,423,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	327

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Short Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 8/31/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$163,413	Discounted Cash Flow	Constant Prepayment Rate	0% - 100.00% (13.09%)
			Constant Default Rate	0% - 16.00% (0.84%)
			PSA Prepayment Model	185.00% - 395.00% (326.13%)
			Yield (Discount Rate of Cash Flows)	(6.62%) - 25.70% (2.48%)

Asset-Backed Securities	163,413
Total	$163,413

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At August 31, 2013, the value of these securities was approximately $245,389,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and includes, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of August 31, 2013, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

The following are the values and percentages of net assets of illiquid securities as of August 31, 2013 (amounts in thousands):

	Value	Percentage
Core Bond Fund	$348,994	1.4%
Core Plus Bond Fund	62,150	2.4
High Yield Fund	95,011	0.9
Limited Duration Bond Fund	2,408	0.4
Mortgage-Backed Securities Fund	84,453	2.3
Short Duration Bond Fund	59,767	0.5

C. Loan Assignments — Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration High Yield Fund invest in loan assignments of all or a portion of the loans. When the Funds purchase a loan assignment the Funds have direct rights against the borrower on a loan provided, however, that the Funds’ rights may be more limited than the lender from which it acquired the assignment and the Funds may be able to enforce their rights only through an administrative agent. As a result, the Funds assume the credit risk of the Borrower (“Intermediate Participants”) and any other persons interpositioned between the Funds and the Borrower. Although certain loan assignments are secured by collateral, the Funds could experience delays or limitations in realizing on such collateral or have their interest subordinated to other indebtedness of the obligor. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

At August 31, 2013, Short Duration High Yield Fund had investments in Loan Assignments that amounted to more than 5% of the Fund’s net assets, by agent bank as follows:

Agent Bank	Percentage
Barclays	5.1%

D. Unfunded Commitments — Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration High Yield Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value

328	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities. The Funds segregate security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At August 31, 2013, the following Funds had the following unfunded loan commitments which could be extended at the option of the borrower (amounts in thousands):

Core Bond Fund
	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Value	Commitment
Security Description						Amount	Value
FiveTen Group Holdings Ltd. (i)	Revolving Loan	4/14/2014	0.50%	4.25%	$13,071	$13,071	$13,006
Invitation Homes (i)	Revolving Loan	3/15/2015	0.50	3.75	4,019	4,019	3,999
Tricon Capital Group Inc. (i)	Revolving Loan	6/13/2015	0.50	4.10	8,171	8,171	8,130

Total						$25,261	$25,135

Core Plus Bond Fund
	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Value	Commitment
Security Description						Amount	Value
Invitation Homes (i)	Revolving Loan	3/15/2015	0.50%	3.75%	$346	$346	$344

High Yield Fund
	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Value	Commitment
Security Description						Amount	Value
Altice Financing S.A.	Term Loan	7/02/2019	0.00%	5.50%	$874	$874	$910
FiveTen Group Holdings Ltd. (i)	Revolving Loan	4/14/2014	0.50%	4.25%	1,634	1,634	1,627
Invitation Homes (i)	Revolving Loan	3/15/2015	0.50	3.75	693	693	689
Tricon Capital Group Inc. (i)	Revolving Loan	6/13/2015	0.50	4.10	1,362	1,362	1,355

Total						$3,689	$3,671

Short Duration Bond Fund
	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Value	Commitment
Security Description						Amount	Value
Invitation Homes (i)	Revolving Loan	3/15/2015	0.50%	3.75%	$693	$693	$690

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

E. Derivatives — Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund use instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund also use derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	329

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Funds.

Notes E(1) — E(3) below describe the various derivatives used by the Funds.

(1). Futures — Core Plus Bond Fund uses treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. Core Plus Bond Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation (depreciation) in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

(2). Swaps — Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund engage in various swap transactions, including interest rate and credit default swaps, to provide inflation protection and to manage credit risks within their respective portfolios. The Funds also use swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation or depreciation in the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

These Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.G.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted. Collateral received by the Funds is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, which provides collateral management services to the Funds (See Note 3.F.). These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

The Fund’s swap contracts at net value and collateral posted or received by counterparty as of August 31, 2013 is as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Inflation Managed Bond Fund	Collateral Posted
		BNP Paribas	$(985)	$720
		Credit Suisse International	(656)	590
		Deutsche Bank AG, New York	(4,925)	5,470
		Morgan Stanley Capital Services	(4,407)	3,980
		Royal Bank of Scotland	(1,769)	1,600
		Union Bank of Switzerland AG	(450)	560

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

Credit Default Swaps

Core Plus Bond Fund and High Yield Fund enter into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

330	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected in the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Inflation-Linked Swaps

Inflation Managed Bond Fund uses inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to inflation risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

(3). Forward Foreign Currency Exchange Contracts

Core Plus Bond Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(4). Summary of Derivatives Information

The following tables present the value of derivatives held as of August 31, 2013, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Core Plus Bond Fund

Derivative Contract	Statement of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net Assets – Unrealized Appreciation	$5	$—	$5
Foreign exchange contracts	Receivables	—	126	126

Total		$5	$126	$131

Inflation Managed Bond Fund

Derivative Contract	Statement of Assets and Liabilities Location
Gross Assets:		Swaps
Interest rate contracts	Receivables	$2,266

Gross Liabilities:
Interest rate contracts	Payables	$(14,069)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	331

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

The following table presents the Fund’s gross derivative asset and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of August 31, 2013 (amounts in thousands):

Inflation Managed Bond Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received		Net Amount Due From Counterparty (not less than zero)
Barclays Bank plc	$200	$(138)	$—		$62
BNP Paribas	510	(510)	—		—
Citibank, N.A.	1,327	—	—		1,327
Deutsche Bank AG, New York	4	(4)	—		—
Royal Bank of Scotland	225	(225)	—		—

Total	$2,266	$(877)	$—		$1,389

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged		Net Amount Due To Counterparty (not less than zero)
Barclays Bank plc	$138	$(138)	$—		$—
BNP Paribas	1,495	(510)	(720	)(b)	265
Credit Suisse International	656	—	(590	)(b)	66
Deutsche Bank AG, New York	4,929	(4)	(4,925	)(b)	—
Morgan Stanley Capital Services	4,407	—	(3,980	)(b)	427
Royal Bank of Scotland	1,994	(225)	(1,600	)(b)	169
Union Bank of Switzerland AG	450	—	(450	)(b)	—

Total	$14,069	$(877)	$(12,265)		$927

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statements of Assets and Liabilities.

(b)	Collateral received or pledged is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(2). for actual collateral received or pledged.

The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2013, by primary underlying risk exposure (amounts in thousands):

Core Plus Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$3	$—	$—	$3
Foreign exchange contracts	—	406	—	406
Credit contracts	—	—	(56)	(56)

Total	$3	$406	$(56)	$353

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(2)	$—	$—	$(2)
Foreign exchange contracts	—	67	—	67
Credit contracts	—	—	(5)	(5)

Total	$(2)	$67	$(5)	$60

332	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Inflation Managed Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Swaps
Interest rate contracts	$51

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Swaps
Interest rate contracts	$(11,248)

The Funds’ derivatives contracts held at August 31, 2013 are not accounted for as hedging instruments under GAAP.

Derivatives Volume

The table below discloses the volume of the Funds’ futures contracts, foreign currency exchange contracts and swaps activity during the six months ended August 31, 2013 (amounts in thousands). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Core Plus Bond Fund	Inflation Managed Bond Fund
Futures Contracts:
Average Notional Balance Long	$2,170	$—
Average Notional Balance Short	1,043	—
Ending Notional Balance Long	2,472	—
Ending Notional Balance Short	994	—

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	652	—
Average Settlement Value Sold	9,918	—
Ending Settlement Value Purchased	—	—
Ending Settlement Value Sold	9,353	—

Credit Default Swaps:
Average Notional Balance — Buy Protection	25,000	—
Average Notional Balance — Sell Protection	13,000	—
Ending Notional Balance — Buy Protection	—	—
Ending Notional Balance — Sell Protection	—	—

Interest Rate-Related Swaps (Inflation-Linked Swaps):
Average Notional Balance — Pays Fixed Rate	—	846,286
Ending Notional Balance — Pays Fixed Rate	—	905,000

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, purchase of foreign currency in certain countries (such as Brazil) that impose a tax on such purchases, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign currency gains (losses) arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

G. When Issued Securities and Forward Commitments — The Funds may purchase when issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	333

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

sale of securities on forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

H. Offering and Organizational Costs — Total offering costs of approximately $92,000 paid in connection with the offering of shares of the Short Duration High Yield Fund are amortized on a straight line basis over 12 months from the date the Short Duration High Yield Fund commenced operations. Costs paid in connection with the organization of the Short Duration High Yield Fund, if any, were recorded as an expense at the time it commenced operations.

I. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

J. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

K. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2013, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

L. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

M. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, the Advisor supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Fund	0.30%
Core Plus Bond Fund	0.30
Government Bond Fund	0.30
High Yield Fund	0.65
Inflation Managed Bond Fund	0.35
Limited Duration Bond Fund	0.25
Mortgage-Backed Securities Fund	0.35
Short Duration Bond Fund	0.25
Short Duration High Yield Fund	0.50
Treasury & Agency Fund	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2013, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

334	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C and Class R2 Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class B	Class C	Class R2
0.25%	0.75%	0.75%	0.50%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares (except for Class C Shares of the Limited Duration Bond Fund and Short Duration Bond Fund) and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2013, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge		CDSC
Core Bond Fund	$284		$33
Core Plus Bond Fund	125		4
Government Bond Fund	10		1
High Yield Fund	95		12
Inflation Managed Bond Fund	3		—
Limited Duration Bond Fund	7		—
Mortgage-Backed Securities Fund	17		2
Short Duration Bond Fund	24		—	(a)
Short Duration High Yield Fund	—	(a)	—
Treasury & Agency Fund	—	(a)	—

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Institutional Class	Select Class
Core Bond Fund	0.25%	0.25%	0.25%	0.25%	0.05%	n/a	0.25%
Core Plus Bond Fund	0.25	0.25	0.25	0.25	n/a	0.10%	0.25
Government Bond Fund	0.25	0.25	0.25	0.25	n/a	n/a	0.25
High Yield Fund	0.25	0.25	0.25	0.25	0.05	n/a	0.25
Inflation Managed Bond Fund	0.25	n/a	0.25	0.25	0.05	n/a	0.25
Limited Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	0.25
Mortgage-Backed Securities Fund	0.25	n/a	0.25	n/a	n/a	n/a	0.25
Short Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	0.25
Short Duration High Yield Fund	0.25	n/a	0.25	n/a	n/a	n/a	0.25
Treasury & Agency Fund	0.25	0.25	n/a	n/a	n/a	n/a	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	335

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for Core Plus Bond Fund and Inflation Managed Bond Fund. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Class R6	Institutional Class	Select Class
Core Bond Fund	0.75%	1.40%	1.40%	1.00%	0.45%	0.40%	n/a	0.58%
Core Plus Bond Fund	0.75	1.40	1.40	1.15	n/a	0.40	0.49%	0.65
Government Bond Fund	0.75	1.48	1.48	1.00	n/a	n/a	n/a	0.48
High Yield Fund* ^	1.10	1.60	1.60	1.35	0.80	0.75	n/a	0.85
Inflation Managed Bond Fund	0.75	n/a	1.40	1.00	0.55	0.50	n/a	0.60
Limited Duration Bond Fund	0.70	1.20	1.20	n/a	n/a	0.25	n/a	0.45
Mortgage-Backed Securities Fund	0.65	n/a	1.15	n/a	n/a	0.25	n/a	0.40
Short Duration Bond Fund	0.80	1.30	1.30	n/a	n/a	0.30	n/a	0.55
Short Duration High Yield Fund	0.90	n/a	1.40	n/a	n/a	0.50	n/a	0.65
Treasury & Agency Fund	0.70	1.20	n/a	n/a	n/a	n/a	n/a	0.45

*	Prior to September 1, 2012 the contractual expense limitation for High Yield Fund was 1.15%, 1.80%, 1.80%, 1.40%, 0.86%, 0.81% and 0.90% for Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.
^	Effective September 1, 2013, the contractual expense limitation for Class A Shares of High Yield Fund is 1.00%.

Except as noted above, the expense limitation agreements were in effect for the six months ended August 31, 2013 and are in place until at least June 30, 2014, except for High Yield Fund which are in place until August 31, 2014.

For the six months ended August 31, 2013, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

		Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Core Bond Fund	$69	$8,475	$9,582	$18,126	$—
Core Plus Bond Fund	7	641	385	1,033	—
Government Bond Fund	5	302	2,000	2,307	—
High Yield Fund	26	3,554	6,874	10,454	—
Inflation Managed Bond Fund	47	171	1,042	1,260	—
Limited Duration Bond Fund	239	238	139	616	—
Mortgage-Backed Securities Fund	2,974	1,750	1,125	5,849	—
Short Duration Bond Fund	41	4,185	—	4,226	—
Short Duration High Yield Fund	73	10	15	98	59
Treasury & Agency Fund	1	6	365	372	—

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2013 were as follows (amounts in thousands):

Core Bond Fund	$210
Core Plus Bond Fund	36
Government Bond Fund	79
High Yield Fund	352
Inflation Managed Bond Fund	37
Limited Duration Bond Fund	84
Mortgage-Backed Securities Fund	52
Short Duration Bond Fund	53
Short Duration High Yield Fund	1
Treasury & Agency Fund	4

336	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

H. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2013, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker-dealers. For the six months ended August 31, 2013, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2013, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$1,664,970	$2,977,890	$134,663	$1,661,220
Core Plus Bond Fund	327,959	436,734	6,228	131,823
Government Bond Fund	78,482	116,895	—	69,785
High Yield Fund	2,796,121	3,630,238	—	—
Inflation Managed Bond Fund	203,265	138,899	31,934	71,194
Limited Duration Bond Fund	166,519	52,014	24,960	—
Mortgage-Backed Securities Fund	286,848	741,539	—	66,369
Short Duration Bond Fund	1,094,098	1,748,862	1,429,503	1,139,342
Short Duration High Yield Fund	55,009	6,800	—	—
Treasury & Agency Fund	—	10,794	22,767	108,019

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2013 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$24,683,625	$892,130	$374,728	$517,402
Core Plus Bond Fund	2,510,717	95,918	65,988	29,930
Government Bond Fund	1,568,856	112,864	28,618	84,246
High Yield Fund	9,993,846	485,288	251,391	233,897
Inflation Managed Bond Fund	1,617,120	14,580	30,056	(15,476)
Limited Duration Bond Fund	708,300	5,761	28,120	(22,359)
Mortgage-Backed Securities Fund	3,607,812	102,842	64,706	38,136
Short Duration Bond Fund	11,663,613	79,186	49,969	29,217
Short Duration High Yield Fund	51,398	62	525	(463)
Treasury & Agency Fund	197,712	2,404	967	1,437

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	337

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

At February 28, 2013, the following Fund had post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Limited Duration Bond Fund	$—	$4,555

At February 28, 2013, the following Funds had pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

	2014	2015	2016	2017	2018	2019	Total
Core Plus Bond Fund	$7,860	$26,467	$231,594	$—	$—	$—	$265,921	*
Limited Duration Bond Fund	2,597	2,757	4,374	42,572	10,531	6,963	69,794
Mortgage-Backed Securities Fund	1,459	—	391	—	—	—	1,850

*	The entire amount is comprised of capital loss carryforwards from business combinations, which may be limited in future years under the Internal Revenue Code Sections 381-384.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 11, 2013.

The following Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2013. Average borrowings from the Facility for the six months ended August 31, 2013 were as follows (amounts in thousands):

	Average Borrowings	Number of Days Outstanding	Interest Paid
Core Bond Fund	$13,644	2	$—	(a)
High Yield Fund	11,200	1	—	(a)
Mortgage-Backed Securities Fund	12,189	1	—	(a)

(a)	Amount rounds to less than $1,000.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s assets for each of the High Yield Fund, Inflation Managed Bond Fund, Short Duration Bond Fund, Short Duration High Yield Fund and Treasury & Agency Fund.

In addition, the J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own in the aggregate more than 10% of the net assets of the Funds as follows:

	J.P. Morgan Investor Funds	J.P. Morgan SmartRetirement Funds
Core Bond Fund	—%	10.35%
Core Plus Bond Fund	43.13	—
Government Bond Fund	17.53	—
Inflation Managed Bond Fund	22.29	—
Limited Duration Bond Fund	45.08	—

338	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Additionally, Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Short Duration Bond Fund and Treasury & Agency Fund have shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own a significant portion of the applicable Fund’s outstanding shares.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

The High Yield Fund, Short Duration High Yield Fund and to a lesser extent, the Core Plus Bond Fund invest in high yield investments that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. The High Yield Fund and Short Duration High Yield Fund each individually invests at least 80% of its net assets plus the amount of borrowings for investment purposes in such investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, credit linked notes and TBA securities.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass through securities and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

A significant portion of the Funds’ (except High Yield Fund, Short Duration High Yield Fund and Treasury & Agency Fund) investments are comprised of asset-backed or mortgage related securities, including securities backed by sub-prime mortgages.

The High Yield Fund and the Short Duration High Yield Fund may invest up to 100% of the Fund’s total assets in below investment grade securities or unrated securities that JPMIM deems to be of equivalent quality. Such securities may include so called “distressed debt”.

The Funds are subject to the risk that should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	339

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2013, and continued to hold your shares at the end of the reporting period, August 31, 2013.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period	Annualized Expense Ratio
Core Bond Fund
Class A
Actual*	$1,000.00	$975.10	$3.73	0.75%
Hypothetical*	1,000.00	1,021.42	3.82	0.75
Class B
Actual*	1,000.00	971.90	6.96	1.40
Hypothetical*	1,000.00	1,018.15	7.12	1.40
Class C
Actual*	1,000.00	971.90	6.96	1.40
Hypothetical*	1,000.00	1,018.15	7.12	1.40
Class R2
Actual*	1,000.00	973.90	4.98	1.00
Hypothetical*	1,000.00	1,020.16	5.09	1.00
Class R5
Actual*	1,000.00	976.50	2.24	0.45
Hypothetical*	1,000.00	1,022.94	2.29	0.45
Class R6
Actual*	1,000.00	976.70	1.99	0.40
Hypothetical*	1,000.00	1,023.19	2.04	0.40
Select Class
Actual*	1,000.00	975.90	2.89	0.58
Hypothetical*	1,000.00	1,022.28	2.96	0.58

Core Plus Bond Fund
Class A
Actual*	1,000.00	982.80	3.75	0.75
Hypothetical*	1,000.00	1,021.42	3.82	0.75

340	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Beginning Account Value, March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period	Annualized Expense Ratio
Core Plus Bond Fund (continued)
Class B
Actual*	$1,000.00	$979.80	$6.99	1.40%
Hypothetical*	1,000.00	1,018.15	7.12	1.40
Class C
Actual*	1,000.00	979.60	6.99	1.40
Hypothetical*	1,000.00	1,018.15	7.12	1.40
Class R2
Actual*	1,000.00	980.90	5.74	1.15
Hypothetical*	1,000.00	1,019.41	5.85	1.15
Class R6
Actual*	1,000.00	984.60	2.00	0.40
Hypothetical*	1,000.00	1,023.19	2.04	0.40
Institutional Class
Actual*	1,000.00	984.10	2.45	0.49
Hypothetical*	1,000.00	1,022.74	2.50	0.49
Select Class
Actual*	1,000.00	983.40	3.25	0.65
Hypothetical*	1,000.00	1,021.93	3.31	0.65

Government Bond Fund
Class A
Actual*	1,000.00	965.10	3.67	0.74
Hypothetical*	1,000.00	1,021.48	3.77	0.74
Class B
Actual*	1,000.00	961.50	7.27	1.47
Hypothetical*	1,000.00	1,017.80	7.48	1.47
Class C
Actual*	1,000.00	961.40	7.27	1.47
Hypothetical*	1,000.00	1,017.80	7.48	1.47
Class R2
Actual*	1,000.00	963.90	4.90	0.99
Hypothetical*	1,000.00	1,020.21	5.04	0.99
Select Class
Actual*	1,000.00	965.50	2.33	0.47
Hypothetical*	1,000.00	1,022.84	2.40	0.47

High Yield Fund
Class A
Actual*	1,000.00	1,008.30	5.52	1.09
Hypothetical*	1,000.00	1,019.71	5.55	1.09
Class B
Actual*	1,000.00	1,005.80	8.04	1.59
Hypothetical*	1,000.00	1,017.19	8.08	1.59
Class C
Actual*	1,000.00	1,004.70	8.03	1.59
Hypothetical*	1,000.00	1,017.19	8.08	1.59
Class R2
Actual*	1,000.00	1,007.00	6.78	1.34
Hypothetical*	1,000.00	1,018.45	6.82	1.34
Class R5
Actual*	1,000.00	1,009.80	4.00	0.79
Hypothetical*	1,000.00	1,021.22	4.02	0.79
Class R6
Actual*	1,000.00	1,009.80	3.75	0.74
Hypothetical*	1,000.00	1,021.48	3.77	0.74

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	341

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period	Annualized Expense Ratio
Government Bond Fund (continued)
Select Class
Actual*	$1,000.00	$1,009.50	$4.25	0.84%
Hypothetical*	1,000.00	1,020.97	4.28	0.84

Inflation Managed Bond Fund
Class A
Actual*	1,000.00	965.70	3.72	0.75
Hypothetical*	1,000.00	1,021.42	3.82	0.75
Class C
Actual*	1,000.00	962.70	6.93	1.40
Hypothetical*	1,000.00	1,018.15	7.12	1.40
Class R2
Actual*	1,000.00	964.60	4.95	1.00
Hypothetical*	1,000.00	1,020.16	5.09	1.00
Class R5
Actual*	1,000.00	966.80	2.73	0.55
Hypothetical*	1,000.00	1,022.43	2.80	0.55
Class R6
Actual*	1,000.00	967.10	2.48	0.50
Hypothetical*	1,000.00	1,022.68	2.55	0.50
Select Class
Actual*	1,000.00	966.60	2.97	0.60
Hypothetical*	1,000.00	1,022.18	3.06	0.60

Limited Duration Bond Fund
Class A
Actual*	1,000.00	1,004.00	3.38	0.67
Hypothetical*	1,000.00	1,021.83	3.41	0.67
Class B
Actual*	1,000.00	1,001.50	5.90	1.17
Hypothetical*	1,000.00	1,019.31	5.96	1.17
Class C
Actual*	1,000.00	1,001.40	5.90	1.17
Hypothetical*	1,000.00	1,019.31	5.96	1.17
Class R6
Actual*	1,000.00	1,006.80	1.11	0.22
Hypothetical*	1,000.00	1,024.10	1.12	0.22
Select Class
Actual*	1,000.00	1,004.90	2.12	0.42
Hypothetical*	1,000.00	1,023.09	2.14	0.42

Mortgage-Backed Securities Fund
Class A
Actual*	1,000.00	981.80	3.25	0.65
Hypothetical*	1,000.00	1,021.93	3.31	0.65
Class C
Actual*	1,000.00	979.20	5.74	1.15
Hypothetical*	1,000.00	1,019.41	5.85	1.15
Class R6
Actual*	1,000.00	983.50	1.25	0.25
Hypothetical*	1,000.00	1,023.95	1.28	0.25
Select Class
Actual*	1,000.00	982.70	2.00	0.40
Hypothetical*	1,000.00	1,023.19	2.04	0.40

342	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

	Beginning Account Value, March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period	Annualized Expense Ratio
Short Duration Bond Fund
Class A
Actual*	$1,000.00	$994.00	$4.02	0.80%
Hypothetical*	1,000.00	1,021.17	4.08	0.80
Class B
Actual*	1,000.00	991.60	6.53	1.30
Hypothetical*	1,000.00	1,018.65	6.61	1.30
Class C
Actual*	1,000.00	991.70	6.53	1.30
Hypothetical*	1,000.00	1,018.65	6.61	1.30
Class R6
Actual*	1,000.00	997.30	1.51	0.30
Hypothetical*	1,000.00	1,023.69	1.53	0.30
Select Class
Actual*	1,000.00	996.30	2.77	0.55
Hypothetical*	1,000.00	1,022.43	2.80	0.55

Short Duration High Yield Fund
Class A
Actual**	1,000.00	1,006.10	4.48	0.90
Hypothetical*	1,000.00	1,020.56	4.56	0.90
Class C
Actual**	1,000.00	1,003.60	6.95	1.40
Hypothetical*	1,000.00	1,018.05	7.08	1.40
Class R6
Actual**	1,000.00	1,008.60	2.49	0.50
Hypothetical*	1,000.00	1,022.56	2.54	0.50
Select Class
Actual**	1,000.00	1,008.00	3.24	0.65
Hypothetical*	1,000.00	1,021.81	3.29	0.65

Treasury & Agency Fund
Class A
Actual*	1,000.00	992.60	3.52	0.70
Hypothetical*	1,000.00	1,021.68	3.57	0.70
Class B
Actual*	1,000.00	989.30	6.02	1.20
Hypothetical*	1,000.00	1,019.16	6.11	1.20
Select Class
Actual*	1,000.00	993.70	2.26	0.45
Hypothetical*	1,000.00	1,022.94	2.29	0.45

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Commencement of operations was March 1, 2013.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	343

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2013, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein except for the Short Duration High Yield Fund (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2013.

The Trustees, as part of their review of the investment advisory arrangements for the J.P. Morgan Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to the Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of Funds with greater than two years of performance history in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreements with representatives of the Advisor and with counsels to the Trusts and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trusts and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s compliance structure and ongoing compliance processes. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions or concerns raised by them, including the Advisor’s willingness to consider

344	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has or has agreed to put in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Advisor, and that the Funds benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund, and Treasury & Agency Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the JPMorgan Inflation Managed Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fee. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information,

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	345

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant and also considered the special analysis prepared by the independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Core Bond Fund’s performance was in the first quintile for both Class A and Select Class shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that the Fund’s overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Core Plus Bond Fund’s performance was in the third, second and second quintiles for Class A shares and in the third, first and second quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Government Bond Fund’s performance was in the second, first and first quintiles for Class A shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and in the first quintile for Select Class shares for each of the one-, three-, and five-year periods ended December 31, 2012, and that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the High Yield Fund’s performance was in the third, fourth and second quintiles for Class A shares and in the third, third and first quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that the Fund’s overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Inflation Managed Bond Fund’s performance was in the fourth quintile for both Class A and Select Class shares for the one-year period ended December 31, 2012. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable. They requested, however, that the Fund’s Advisor provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of the next year.

The Trustees noted that the Limited Duration Bond Fund’s performance was in the second, second and fifth quintiles for Class A shares and in the second, second, and fourth quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Mortgage-Backed Securities Fund’s performance was in the second, second and first quintiles for Class A shares and in the second, first, and first quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Short Duration Bond Fund’s performance was in the second quintile for both Class A and Select Class shares for each of the one-, three-, and five-year periods ended December 31, 2012, respectively, and that the independent consultant indicated that the Fund’s overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Treasury & Agency Fund’s performance was in the third, second and second quintiles for Class A shares for the one-, three-, and five-year periods ended December 31, 2012, respectively, and in the second quintile for

346	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

Select Class shares for each of the one-, three-, and five-year periods ended December 31, 2012, and that the independent consultant indicated that the Fund’s overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees also considered that the Advisor, JPMDS and JPMFM agreed to additional fee waivers and/or expense reimbursements for Class A shares of the High Yield Fund effective September 1, 2013. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Core Bond Fund’s net advisory fee for Class A and Select Class shares was in the first and second quintiles, respectively, and that the actual total expenses for Class A and Select Class shares were in the first and second quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Core Plus Bond Fund’s net advisory fee for both Class A and Select Class shares was in the second quintile, and that the actual total expenses for Class A and Select Class shares were in the first and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Government Bond Fund’s net advisory fee for both Class A and Select Class shares was in the second quintile, and that the actual total expenses for both Class A and Select Class shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the High Yield Fund’s net advisory fee for both Class A and Select Class shares was in the fourth quintile, and that the actual total expenses for Class A and Select Class shares were in the fourth and third quintiles, respectively, of the Universe Group. After considering the factors identified above, including the additional fee waivers that would take effect on September 1, 2013, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Inflation Managed Bond Fund’s net advisory fee for both Class A and Select Class shares was in the third quintile, and that the actual total expenses for Class A and Select Class shares were in the first and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Limited Duration Bond Fund’s net advisory fee and actual total expenses for both Class A and Select Class shares were in the first quintile of the respective Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Mortgage-Backed Securities Fund’s net advisory fee and actual total expenses for both Class A and Select Class shares were in the first quintile of the respective Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Short Duration Bond Fund’s net advisory fee for Class A and Select Class shares was in the first and second quintiles, respectively, and that the actual total expenses for Class A and Select Class shares were in the second and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Treasury & Agency Fund’s net advisory fee for both Class A and Select Class shares was in the third quintile, and that the actual total expenses for both Class A and Select Class shares were in the first quintile, of the respective Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

For the JPMorgan Short Duration High Yield Fund Only

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	347

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering approvals of initial advisory agreements for new funds. At their November 2012 in-person meeting, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the initial advisory agreement or any of their affiliates (“Independent Trustees”), approved the initial investment advisory agreement (the “New Advisory Agreement”) for the Short Duration High Yield Fund whose semi-annual report is contained herein.

In connection with the approval of the New Advisory Agreement, the Trustees reviewed written materials prepared by the Advisor and received oral presentations from Advisor personnel. Prior to voting, the Trustees reviewed the proposed approval of the New Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approvals. The Trustees also discussed the proposed approvals in an executive session with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the New Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Advisor from the Fund under the New Advisory Agreement was fair and reasonable and that the initial approval of the New Advisory Agreement was in the best interests of the Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

In connection with the approval of the New Advisory Agreement, the Trustees considered the materials furnished specifically in connection with these approval items, as well as other relevant information furnished throughout the year and the Trustees’ experience with the Advisor and its services. The Trustees considered the background and experience of the Advisor’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and investment process for the Fund, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the J.P. Morgan Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the J.P. Morgan Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions or concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Advisor.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the J.P. Morgan Funds. The Board considered that the Advisor has indicated that it does not intend to use third-party soft dollar arrangements with respect to securities transactions it executes for this type of Fund.

The Trustees also considered that JPMorgan Funds Management, Inc. (“JPMFM”) and JPMorgan Distribution Services, Inc. (“JPMDS”), affiliates of the Advisor, will earn fees from the Fund for providing administrative and shareholder services. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services. The Trustees also considered that any fall-out benefits would be comparable to those related to the other actively managed funds in the complex and were consistent with the process of approving advisory agreements for new funds.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the

348	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Advisor, and that the Fund would benefit from that breakpoint. With regard to the New Advisory Agreement, the Trustees found that, with the adoption of a contractual cap on total expenses, shareholders would benefit from expected economies of scale that would be expected to result from growth of assets before that growth occurred.

Investment Performance

The Trustees considered the Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund. The Trustees considered the projected fee waiver and/or expense reimbursement arrangements proposed for the Fund and considered the net advisory fee rate after taking into account any projected waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class-by-class basis, were in line with identified peer funds. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

AUGUST 31, 2013	J.P. MORGAN INCOME FUNDS	349

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2013. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2013. The information necessary to complete your income tax returns for the calendar year ending December 31, 2013 will be provided under separate cover.

Qualified Interest Income (QII) and Short Term Gains

For the fiscal year ended February 28, 2013, the Funds designate the following amounts or maximum allowable amounts of ordinary distributions paid during the Funds’ fiscal year from qualified interest income and short-term capital gain (amounts in thousands):

	Qualified Interest Income	Short-Term Gain
Core Bond Fund	$716,134	$3,169
Core Plus Bond Fund	87,931	—
Government Bond Fund	46,172	—
High Yield Fund	646,219	57,519
Limited Duration Bond Fund	6,263	—
Short Duration Bond Fund	138,706	—
Treasury & Agency Fund	3,681	69

350	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2013

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2013. All rights reserved. August 2013.	SAN-INC2-813

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semiannual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semiannual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semiannual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semiannual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I — Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Robert L. Young
Robert L. Young President and Principal Executive Officer November 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young President and Principal Executive Officer November 7, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd Treasurer and Principal Financial Officer November 7, 2013